SunAmerica Series Trust

SA AB Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 94.7%
Applications Software — 7.5%
Microsoft Corp.	665,670	$119,294,721

Athletic Footwear — 2.3%
NIKE, Inc., Class B	415,450	36,218,931

Beverages-Non-alcoholic — 3.7%
Monster Beverage Corp.†	954,511	58,998,325

Coatings/Paint — 1.7%
Sherwin-Williams Co.	50,900	27,301,233

Commercial Services-Finance — 4.0%
Euronet Worldwide, Inc.†	124,449	11,419,440
PayPal Holdings, Inc.†	374,230	46,030,290
S&P Global, Inc.	21,290	6,235,415

		63,685,145

Computer Aided Design — 0.2%
ANSYS, Inc.†	13,189	3,453,276

Computer Software — 1.1%
Slack Technologies, Inc., Class A†	397,229	10,602,042
Splunk, Inc.†	44,698	6,273,811

		16,875,853

Dental Supplies & Equipment — 1.1%
Align Technology, Inc.†	79,170	17,009,675

Diagnostic Kits — 1.1%
IDEXX Laboratories, Inc.†	61,019	16,938,874

Distribution/Wholesale — 0.7%
Copart, Inc.†	147,158	11,788,827

E-Commerce/Products — 5.8%
Amazon.com, Inc.†	35,100	86,837,400
Etsy, Inc.†	97,476	6,323,268

		93,160,668

E-Commerce/Services — 0.4%
Booking Holdings, Inc.†	3,979	5,891,188

Electric Products-Misc. — 0.3%
AMETEK, Inc.	65,080	5,458,260

Electronic Components-Semiconductors — 3.9%
IPG Photonics Corp.†	62,985	8,145,850
NVIDIA Corp.	53,014	15,494,932
Texas Instruments, Inc.	47,980	5,569,038
Xilinx, Inc.	368,837	32,236,354

		61,446,174

Electronic Connectors — 0.3%
Amphenol Corp., Class A	60,030	5,298,248

Electronic Forms — 1.7%
Adobe, Inc.†	77,660	27,463,682

Electronic Measurement Instruments — 1.5%
Roper Technologies, Inc.	72,310	24,659,879

Electronic Security Devices — 1.3%
Allegion PLC	205,890	20,700,181

Enterprise Software/Service — 2.6%
Paycom Software, Inc.†	44,201	11,537,345
Tyler Technologies, Inc.†	39,932	12,805,793
Veeva Systems, Inc., Class A†	86,273	16,460,889

		40,804,027

Entertainment Software — 2.2%
Electronic Arts, Inc.†	277,468	31,703,494

Take-Two Interactive Software, Inc.†	23,439	2,837,291
		34,540,785

Finance-Credit Card — 4.6%
Visa, Inc., Class A	406,800	72,703,296

Industrial Automated/Robotic — 0.4%
Cognex Corp.	112,760	6,228,862

Instruments-Controls — 0.5%
Mettler-Toledo International, Inc.†	10,890	7,840,147

Internet Content-Entertainment — 5.2%
Facebook, Inc., Class A†	407,620	83,443,890

Machinery-General Industrial — 0.4%
IDEX Corp.	37,511	5,762,815

Medical Instruments — 5.3%
Edwards Lifesciences Corp.†	170,050	36,985,875
Intuitive Surgical, Inc.†	94,289	48,170,364

		85,156,239

Medical Products — 1.6%
ABIOMED, Inc.†	55,694	10,651,477
Stryker Corp.	76,590	14,278,674

		24,930,151

Medical-Biomedical/Gene — 6.8%
Illumina, Inc.†	83,000	26,479,490
Regeneron Pharmaceuticals, Inc.†	57,156	30,057,197
Vertex Pharmaceuticals, Inc.†	207,904	52,225,485

		108,762,172

Medical-Drugs — 3.6%
Zoetis, Inc.	442,690	57,244,244

Medical-HMO — 4.9%
UnitedHealth Group, Inc.	267,040	78,101,189

Networking Products — 0.9%
Arista Networks, Inc.†	63,503	13,926,208

Retail-Apparel/Shoe — 1.2%
Burlington Stores, Inc.†	101,206	18,489,324

Retail-Building Products — 2.3%
Home Depot, Inc.	168,140	36,962,216

Retail-Discount — 1.7%
Costco Wholesale Corp.	89,880	27,233,640

Retail-Major Department Stores — 1.2%
TJX Cos., Inc.	380,370	18,657,149

Retail-Perfume & Cosmetics — 0.7%
Ulta Beauty, Inc.†	49,414	10,768,299

Retail-Restaurants — 1.0%
Domino’s Pizza, Inc.	43,100	15,599,183

Semiconductor Components-Integrated Circuits — 0.4%
QUALCOMM, Inc.	77,600	6,104,792

Semiconductor Equipment — 0.8%
ASML Holding NV	47,170	13,605,243

Web Portals/ISP — 7.1%
Alphabet, Inc., Class C†	83,980	113,260,467

Wireless Equipment — 0.7%
Motorola Solutions, Inc.	82,914	11,923,862

TOTAL INVESTMENTS (cost $1,206,526,250)	94.7%	1,507,691,340
Other assets less liabilities	5.3	83,964,334

NET ASSETS	100.0%	$1,591,655,674

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,507,691,340	$—	$—	$1,507,691,340

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA AB Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 100.0%
Aerospace/Defense-Equipment — 0.7%
AAR Corp.	142,194	$2,784,159

Airlines — 1.8%
Alaska Air Group, Inc.	119,938	3,900,384
SkyWest, Inc.	121,122	3,748,726

		7,649,110

Apparel Manufacturers — 0.4%
Capri Holdings, Ltd.†	115,141	1,755,900

Applications Software — 2.1%
Cerence, Inc.†	50,998	1,079,118
Nuance Communications, Inc.†	385,935	7,795,887

		8,875,005

Auto/Truck Parts & Equipment-Original — 2.3%
Cooper-Standard Holdings, Inc.†	9,148	117,552
Dana, Inc.	405,240	4,660,260
Lear Corp.	48,075	4,694,524

		9,472,336

Banks-Commercial — 8.3%
Associated Banc-Corp	396,576	5,607,585
BankUnited, Inc.	279,236	5,531,665
Synovus Financial Corp.	205,541	4,318,416
Texas Capital Bancshares, Inc.†	97,606	2,711,495
Umpqua Holdings Corp.	485,041	6,075,139
Webster Financial Corp.	170,613	4,819,817
Zions Bancorp NA	176,946	5,593,263

		34,657,380

Banks-Super Regional — 0.8%
Comerica, Inc.	95,640	3,334,010

Batteries/Battery Systems — 1.3%
EnerSys	90,343	5,275,128

Beverages-Non-alcoholic — 1.2%
Primo Water Corp.	486,580	4,992,311

Building Products-Doors & Windows — 1.6%
Masonite International Corp.†	115,146	6,802,826

Building-Heavy Construction — 0.2%
Tutor Perini Corp.†	90,140	630,980

Building-Residential/Commercial — 2.2%
PulteGroup, Inc.	206,200	5,829,274
Taylor Morrison Home Corp., Class A†	239,401	3,483,285

		9,312,559

Chemicals-Diversified — 1.3%
Orion Engineered Carbons SA	306,035	2,787,979
Westlake Chemical Corp.	60,674	2,636,285

		5,424,264

Circuit Boards — 1.0%
TTM Technologies, Inc.†	350,190	4,058,702

Commercial Services — 1.5%
Quanta Services, Inc.	178,112	6,476,152

Computer Services — 2.6%
Amdocs, Ltd.	93,978	6,055,942
Genpact, Ltd.	141,836	4,883,414

		10,939,356

Computers-Integrated Systems — 2.3%
NCR Corp.†	229,123	4,701,604

NetScout Systems, Inc.†	191,595	5,073,436

		9,775,040

Containers-Paper/Plastic — 2.3%
Graphic Packaging Holding Co.	329,432	4,397,917
Sealed Air Corp.	189,317	5,412,573

		9,810,490

Data Processing/Management — 1.7%
CommVault Systems, Inc.†	170,721	7,288,079

E-Marketing/Info — 0.6%
Criteo SA ADR†	233,239	2,316,063

Electric-Integrated — 3.6%
Alliant Energy Corp.	147,286	7,150,735
Black Hills Corp.	65,356	4,048,151
PNM Resources, Inc.	96,974	3,926,477

		15,125,363

Electronic Components-Misc. — 1.1%
Vishay Intertechnology, Inc.	289,091	4,796,020

Electronic Parts Distribution — 0.5%
Avnet, Inc.	65,116	1,954,782

Engineering/R&D Services — 0.5%
AECOM†	57,022	2,067,618

Enterprise Software/Service — 1.2%
Verint Systems, Inc.†	115,652	4,942,966

Finance-Consumer Loans — 0.5%
OneMain Holdings, Inc.	81,047	1,962,148

Finance-Investment Banker/Broker — 0.7%
Moelis & Co., Class A	94,136	2,811,842

Food-Misc./Diversified — 3.2%
Hain Celestial Group, Inc.†	257,685	6,658,581
Nomad Foods, Ltd.†	320,758	6,610,822

		13,269,403

Food-Wholesale/Distribution — 1.2%
US Foods Holding Corp.†	238,941	5,137,231

Footwear & Related Apparel — 1.5%
Crocs, Inc.†	134,425	3,259,806
Skechers U.S.A., Inc., Class A†	108,311	3,052,204

		6,312,010

Gas-Distribution — 0.8%
Southwest Gas Holdings, Inc.	43,370	3,287,446

Golf — 1.4%
Callaway Golf Co.	404,852	5,797,481

Insurance-Multi-line — 2.2%
American Financial Group, Inc.	68,128	4,512,799
Kemper Corp.	71,210	4,786,736

		9,299,535

Insurance-Property/Casualty — 2.7%
First American Financial Corp.	106,509	4,912,195
Hanover Insurance Group, Inc.	33,900	3,402,882
Selective Insurance Group, Inc.	61,010	3,058,431

		11,373,508

Insurance-Reinsurance — 3.5%
Essent Group, Ltd.	136,510	3,729,453
Everest Re Group, Ltd.	26,633	4,610,971

Reinsurance Group of America, Inc.	61,557	$6,443,787

		14,784,211

Machine Tools & Related Products — 1.4%
Kennametal, Inc.	229,819	5,885,665

Machinery-Construction & Mining — 1.1%
Oshkosh Corp.	70,370	4,752,086

Machinery-Electrical — 1.3%
Regal Beloit Corp.	77,433	5,498,517

Medical Labs & Testing Services — 1.3%
ICON PLC†	34,607	5,553,385

Medical-Generic Drugs — 0.8%
Perrigo Co. PLC	65,180	3,474,094

Medical-HMO — 1.3%
Molina Healthcare, Inc.†	33,312	5,462,169

Oil & Gas Drilling — 0.3%
Patterson-UTI Energy, Inc.	393,262	1,451,137

Oil Companies-Exploration & Production — 0.3%
Cimarex Energy Co.	43,547	1,106,965

Oil Field Machinery & Equipment — 0.9%
Dril-Quip, Inc.†	109,448	3,626,012

Oil Refining & Marketing — 1.3%
HollyFrontier Corp.	167,544	5,535,654

Oil-Field Services — 0.6%
MRC Global, Inc.†	384,783	2,062,437
Oil States International, Inc.†	107,801	370,835

		2,433,272

Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	350,951	561,522

Real Estate Investment Trusts — 13.8%
American Campus Communities, Inc.	157,360	5,553,234
Americold Realty Trust	149,038	4,559,073
Camden Property Trust	72,919	6,421,976
Cousins Properties, Inc.	163,666	4,937,803
CubeSmart	253,538	6,389,158
Easterly Government Properties, Inc.	218,532	5,880,696
MGM Growth Properties LLC, Class A	228,388	5,748,526
Park Hotels & Resorts, Inc.	221,585	2,107,273
Physicians Realty Trust	272,420	4,200,716
STAG Industrial, Inc.	252,687	6,633,034
Sun Communities, Inc.	40,857	5,491,181

		57,922,670

Recreational Vehicles — 1.3%
Brunswick Corp.	117,939	5,628,049

Rental Auto/Equipment — 0.9%
United Rentals, Inc.†	28,660	3,682,810

Retail-Apparel/Shoe — 0.9%
Foot Locker, Inc.	142,842	3,661,040

Retail-Home Furnishings — 1.7%
Williams-Sonoma, Inc.	117,330	7,255,687

Retail-Restaurants — 1.9%
Papa John’s International, Inc.	108,544	7,806,484

Rubber/Plastic Products — 0.5%
Trinseo SA	108,540	2,219,643

Savings & Loans/Thrifts — 0.9%
Sterling Bancorp	317,802	3,918,499

Semiconductor Components-Integrated Circuits — 1.2%
MaxLinear, Inc.†	304,422	5,019,919

Semiconductor Equipment — 1.5%
Kulicke & Soffa Industries, Inc.	268,340	6,432,110

Steel-Producers — 0.7%
Carpenter Technology Corp.	132,118	2,929,056

Transport-Services — 0.6%
Hub Group, Inc., Class A†	56,011	2,694,689

Transport-Truck — 1.4%
Knight-Swift Transportation Holdings, Inc.	155,576	5,784,316

Wire & Cable Products — 1.2%
Belden, Inc.	140,966	4,819,628

TOTAL INVESTMENTS (cost $476,930,131)	97.2%	419,666,492
Other assets less liabilities	2.8	12,244,974

NET ASSETS	100.0%	$431,911,466

†	Non-income producing security

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$419,666,492	$—	$—	$419,666,492

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 33.6%
Australia — 0.8%
Adelaide Brighton, Ltd.	$10,558	$18,673
AGL Energy, Ltd.	3,798	41,566
ALS, Ltd.	7,392	32,311
Ansell, Ltd.	2,095	38,454
APA Group	5,434	38,260
Aristocrat Leisure, Ltd.	43,362	706,304
ASX, Ltd.	193	10,124
Aurizon Holdings, Ltd.	23,146	69,933
AusNet Services	7,560	9,202
Australia & New Zealand Banking Group, Ltd.	43,332	465,885
BHP Group, Ltd.	36,010	737,546
BlueScope Steel, Ltd.	2,502	16,369
Boral, Ltd.	7,580	14,816
Brambles, Ltd.	10,420	74,356
Caltex Australia, Ltd.	237	3,789
CIMIC Group, Ltd.	540	8,575
Coca-Cola Amatil, Ltd.	8,705	48,610
Cochlear, Ltd.	343	41,101
Coles Group, Ltd.	7,169	71,644
Commonwealth Bank of Australia	3,311	132,394
Crown Resorts, Ltd.	5,626	36,030
CSL, Ltd.	2,764	547,868
Dexus	5,437	31,964
Evolution Mining, Ltd.	29,185	94,337
Flight Centre Travel Group, Ltd. (ASX)	740	5,265
Flight Centre Travel Group, Ltd. (Institutional Shares)†	425	1,050
Fortescue Metals Group, Ltd.	10,899	83,542
Goodman Group	17,146	144,102
GPT Group	10,404	28,204
Harvey Norman Holdings, Ltd.	6,172	11,130
IDP Education, Ltd.	6,294	60,423
Insurance Australia Group, Ltd.	2,466	9,139
LendLease Group	4,436	34,978
Macquarie Group, Ltd.	7,932	518,386
Magellan Financial Group, Ltd.	913	30,015
Medibank Private, Ltd.	13,180	23,136
Mirvac Group	22,217	31,777
National Australia Bank, Ltd.	24,098	260,574
Newcrest Mining, Ltd.	3,601	63,259
Northern Star Resources, Ltd.	2,172	17,411
Orica, Ltd.	3,597	41,779
Origin Energy, Ltd.	4,155	14,754
OZ Minerals, Ltd.	7,189	41,222
Qantas Airways, Ltd.	12,417	30,741
QBE Insurance Group, Ltd.	2,975	16,014
Ramsay Health Care, Ltd.	268	10,731
REA Group, Ltd.	928	52,617
Rio Tinto, Ltd.	1,742	98,123
Scentre Group	91,443	136,172
SEEK, Ltd.	3,758	41,795
Sonic Healthcare, Ltd.	923	16,344
Spark Infrastructure Group	21,013	25,675
Stockland	14,893	27,354
Sydney Airport	11,272	45,857
Tabcorp Holdings, Ltd.	17,283	35,730
Telstra Corp., Ltd.	35,466	69,845
TPG Telecom, Ltd.	4,014	18,936
Transurban Group	9,173	81,980
Treasury Wine Estates, Ltd.	4,436	29,218
Vicinity Centres	13,258	12,651
Wesfarmers, Ltd.	3,799	91,706
Westpac Banking Corp.	18,162	188,553
Woodside Petroleum, Ltd.	18,307	261,410
Woolworths Group, Ltd.	10,136	233,612

		6,235,321

Austria — 0.0%
ANDRITZ AG†	540	17,791
Erste Group Bank AG	1,563	33,998

		51,789

Belgium — 0.1%
Ageas	738	26,605
Anheuser-Busch InBev SA NV	1,222	56,722
Barco NV	61	9,774
Cofinimmo SA	154	21,450
Colruyt SA	380	22,756
Galapagos NV†	247	54,627
Groupe Bruxelles Lambert SA	2,708	216,501
KBC Group NV	109	5,893
Proximus SADP	629	13,430
UCB SA	706	64,686

		492,444

Bermuda — 0.2%
Arch Capital Group, Ltd.†	2,883	69,279
Athene Holding, Ltd., Class A†	697	18,819
Axalta Coating Systems, Ltd.†	1,088	21,477
Bunge, Ltd.	135	5,355
CK Infrastructure Holdings, Ltd.	3,000	17,813
Everest Re Group, Ltd.	273	47,264
Hongkong Land Holdings, Ltd.	14,300	60,081
IHS Markit, Ltd.	10,575	711,698
Invesco, Ltd.	11,244	96,923
Jardine Matheson Holdings, Ltd.	300	13,110
Jardine Strategic Holdings, Ltd.	800	17,205
Kerry Properties, Ltd.	3,000	8,103
Marvell Technology Group, Ltd.	1,628	43,533
NWS Holdings, Ltd.	19,608	20,339
Yue Yuen Industrial Holdings, Ltd.	2,500	3,927

		1,154,926

British Virgin Islands — 0.0%
Capri Holdings, Ltd.†	753	11,483

Canada — 0.6%
Agnico Eagle Mines, Ltd.	889	51,943
Air Canada†	917	13,334
Alimentation Couche-Tard, Inc., Class B	811	22,630
Atco, Ltd., Class I	314	8,818
Bank of Montreal	6,433	327,069
Bank of Nova Scotia	5,419	217,235
Bausch Health Cos, Inc.†	1,812	32,740
BCE, Inc.	854	34,535
Canadian Apartment Properties REIT	1,895	65,211
Canadian Imperial Bank of Commerce	179	10,607
Canadian National Railway Co.	57	4,714
Canadian Pacific Railway, Ltd.	41	9,318
Canadian Tire Corp., Ltd., Class A	632	44,346
CCL Industries, Inc., Class B	5,582	174,484
CGI, Inc.†	1,009	64,348
CI Financial Corp.	930	9,882
Constellation Software, Inc.	83	79,815
Dollarama, Inc.	269	8,437
Empire Co., Ltd., Class A	1,659	36,626
First Capital Real Estate Investment Trust	725	7,474
FirstService Corp.	462	39,945
Franco-Nevada Corp.	1,177	155,721
George Weston, Ltd.	784	55,614
Gibson Energy, Inc.	3,427	48,822
Gildan Activewear, Inc.	779	10,868
H&R Real Estate Investment Trust	579	4,101
Husky Energy, Inc.	1,454	4,669
Hydro One, Ltd.*	1,357	24,606
iA Financial Corp., Inc.	439	14,252
Kinross Gold Corp.†	5,722	37,778
Kirkland Lake Gold, Ltd.	1,644	67,959
Loblaw Cos., Ltd.	1,848	90,943
Magna International, Inc.	1,827	71,193
Metro, Inc., Class A	2,385	98,128
Open Text Corp.	1,084	40,963
Quebecor, Inc., Class B	2,045	44,530
RioCan Real Estate Investment Trust	618	7,059
Ritchie Bros. Auctioneers, Inc.	3,435	147,844
Rogers Communications, Inc., Class B	5,106	213,858
Royal Bank of Canada	1,417	87,171
Saputo, Inc.	852	21,423
Shopify, Inc., Class A†	810	513,705
SmartCentres Real Estate Investment Trust	296	4,534
Sun Life Financial, Inc.	171	5,861
Teck Resources, Ltd., Class B	2,209	19,472
TFI International, Inc.	2,977	82,555
Thomson Reuters Corp.	778	54,814
Toronto-Dominion Bank	23,864	997,112
Waste Connections, Inc.	466	40,034
Wheaton Precious Metals Corp.	8,302	315,452
WSP Global, Inc.	407	27,313

		4,571,865

Cayman Islands — 0.0%
BeiGene, Ltd. ADR†	257	39,277
Budweiser Brewing Co. APAC, Ltd.†*	900	2,420
CK Asset Holdings, Ltd.	26,500	163,840
Farfetch, Ltd., Class A†	5,236	69,325
Sands China, Ltd.	3,600	14,475
Wharf Real Estate Investment Co., Ltd.	5,000	21,229

		310,566

Denmark — 0.2%
Carlsberg A/S, Class B	17	2,146
Chr. Hansen Holding A/S	213	18,376
DSV PANALPINA A/S	113	11,682
Genmab A/S†	317	76,336
H. Lundbeck A/S	2,776	101,257
Novo Nordisk A/S, Class B	17,555	1,120,958
Orsted A/S*	3,350	339,192

		1,669,947

Finland — 0.1%
Elisa Oyj	1,669	101,459
Kesko Oyj, Class B	2,224	36,215
Kone Oyj, Class B	397	24,086
Neste Oyj	4,322	153,305
Nokia Oyj	34,019	122,831
Nokian Renkaat Oyj	531	11,379
Nordea Bank Abp†	11,174	72,265
Orion Oyj, Class B†	788	40,073
UPM-Kymmene Oyj	7,391	204,811
Wartsila Oyj Abp	16,173	118,946

		885,370

France — 0.9%
Accor SA	89	2,474
Aeroports de Paris	193	18,930
Air Liquide SA	343	43,681
Amundi SA*	144	9,572
Atos SE	406	28,991
AXA SA	11,308	201,001
BioMerieux	162	20,127
BNP Paribas SA	1,928	60,685
Bouygues SA†	1,533	47,277
Bureau Veritas SA	5,305	110,231
Capgemini SE	91	8,559
Carrefour SA	3,803	56,288
Christian Dior SE	95	37,054
Cie de Saint-Gobain	919	24,416
Cie Generale des Etablissements Michelin SCA	737	72,039
CNP Assurances†	1,662	17,192
Credit Agricole SA	1,248	9,977
Danone SA	6,045	419,359
Dassault Aviation SA	36	29,418
Dassault Systemes SE	86	12,599
Edenred	327	13,188
Eiffage SA	796	65,239
Electricite de France SA	820	6,545
Engie SA	15,622	169,707
EssilorLuxottica SA	1,520	187,862
Eutelsat Communications SA	722	8,109
Faurecia SE	318	11,538

Gaztransport Et Technigaz SA	222	16,132
Gecina SA	24	3,135
Getlink SE	935	11,925
Hermes International	309	226,366
ICADE	21	1,616
Iliad SA	36	5,369
Ingenico Group SA	130	16,366
JCDecaux SA	265	5,499
Kering SA	122	61,613
L’Oreal SA	2,418	703,699
LVMH Moet Hennessy Louis Vuitton SE	1,584	612,675
Orange SA	9,969	121,736
Pernod Ricard SA	6,504	992,407
Peugeot SA	2,311	33,168
Publicis Groupe SA	1,030	30,653
Renault SA†	292	5,803
Rexel SA	14,679	137,665
Rubis SCA	399	17,929
Safran SA	1,549	143,190
Sanofi	3,695	361,495
Sartorius Stedim Biotech†	178	42,770
Schneider Electric SE	4,343	397,877
SCOR SE	3,449	97,264
Societe BIC SA	517	25,896
Societe Generale SA	943	14,761
Sodexo SA	867	68,944
Suez SA	322	3,643
Teleperformance	418	93,746
Thales SA	339	25,708
TOTAL SA	5,624	202,786
Ubisoft Entertainment SA†	139	10,357
Veolia Environnement SA	1,371	29,306
Vinci SA	2,937	240,743
Vivendi SA	1,434	30,995
Worldline SA†*	275	18,715

		6,504,010

Germany — 1.0%
adidas AG	1,561	357,310
Allianz SE	1,975	365,876
BASF SE	4,888	251,262
Bayer AG	1,797	118,922
Bayerische Motoren Werke AG	1,078	63,773
Beiersdorf AG	1,927	202,270
Carl Zeiss Meditec AG†	695	68,592
Covestro AG*	697	23,511
Daimler AG	1,734	59,857
Delivery Hero SE†*	586	49,378
Deutsche Bank AG	2,273	16,929
Deutsche Boerse AG	2,064	321,051
Deutsche Lufthansa AG†	2,163	19,368
Deutsche Pfandbriefbank AG*	935	6,891
Deutsche Post AG	36,459	1,086,124
Deutsche Telekom AG†	6,598	96,391
Deutsche Wohnen SE	1,653	67,073
E.ON SE	3,083	30,857
Fraport AG Frankfurt Airport Services Worldwide	543	23,849
Freenet AG	1,429	27,108
Fresenius Medical Care AG & Co. KGaA	479	37,538
Fresenius SE & Co. KGaA	561	24,425
Fuchs Petrolub SE (Preference Shares)	1,346	52,376
GRENKE AG	202	14,181
Hannover Rueck SE	142	22,677
HeidelbergCement AG	108	5,153
HelloFresh SE†	745	26,400
Henkel AG & Co. KGaA	291	22,800
Henkel AG & Co. KGaA (Preference Shares)	2,810	250,471
Infineon Technologies AG	7,720	143,445
Jenoptik AG	2	41
KION Group AG	609	30,280
LEG Immobilien AG	701	80,612
Merck KGaA	8,662	1,009,605
METRO AG	1,721	14,970
MTU Aero Engines AG	601	81,951
Muenchener Rueckversicherungs-Gesellschaft AG	216	47,599
Porsche Automobil Holding SE (Preference Shares)	1,642	82,705
Puma SE	653	41,017
Rational AG	112	54,132
Rheinmetall AG	209	14,177
RWE AG	1,137	32,651
SAP SE	8,729	1,041,088
Sartorius AG (Preference Shares)†	43	12,113
Siemens AG	6,145	570,801
Siemens Healthineers AG*	382	16,843
Symrise AG	423	42,940
TAG Immobilien AG	7,338	160,601
Telefonica Deutschland Holding AG	38,111	108,483
Uniper SE	2,100	56,311
United Internet AG	249	8,585
Volkswagen AG	56	8,352
Volkswagen AG (Preference Shares)	189	26,523
Vonovia SE	698	34,512
Wirecard AG	187	18,559
Zalando SE†*	262	12,758

		7,464,067

Hong Kong — 0.3%
AIA Group, Ltd.	22,019	200,427
BOC Hong Kong Holdings, Ltd.	81,500	247,210
CLP Holdings, Ltd.	34,000	362,724
Galaxy Entertainment Group, Ltd.	5,000	31,751
Hang Lung Properties, Ltd.	9,000	19,219
Hang Seng Bank, Ltd.	2,400	42,108
Henderson Land Development Co., Ltd.	34,000	137,245
Hong Kong & China Gas Co., Ltd.	34,000	60,168
Hong Kong Exchanges & Clearing, Ltd.	1,804	57,831
Hysan Development Co., Ltd.	5,000	16,703
Link REIT	40,500	359,215
MTR Corp., Ltd.	6,000	32,927

Power Assets Holdings, Ltd.	6,000	39,610
Sino Land Co., Ltd.	12,000	16,717
Sun Hung Kai Properties, Ltd.	6,000	81,189
Swire Pacific, Ltd., Class A	12,319	79,164
Swire Properties, Ltd.	21,000	59,010
Techtronic Industries Co., Ltd.	8,000	59,428
Vitasoy International Holdings, Ltd.	2,000	7,094
Wheelock & Co., Ltd.	3,000	21,850

		1,931,590

Ireland — 0.5%
Accenture PLC, Class A	1,950	361,120
AIB Group PLC†	37,083	50,866
Allegion PLC	6,552	658,738
Allergan PLC	805	150,809
Aon PLC	1,372	236,903
Bank of Ireland Group PLC	33,876	68,531
CRH PLC	2,041	61,704
DCC PLC	676	48,226
Eaton Corp. PLC	2,624	219,104
Flutter Entertainment PLC†	120	14,705
ICON PLC†	74	11,875
Jazz Pharmaceuticals PLC†	427	47,077
Johnson Controls International PLC	6,415	186,741
Kerry Group PLC, Class A	708	81,206
Linde PLC	1,086	199,813
Medtronic PLC	8,607	840,301
Pentair PLC	1,091	37,738
Perrigo Co. PLC	954	50,848
Seagate Technology PLC	1,689	84,366
STERIS PLC	325	46,313
Trane Technologies PLC	1,247	109,013
Willis Towers Watson PLC	191	34,053

		3,600,050

Isle of Man — 0.0%
GVC Holdings PLC	1,736	16,507

Israel — 0.1%
Azrieli Group, Ltd.	962	57,156
Bank Hapoalim BM	4,504	28,939
Bank Leumi Le-Israel BM	8,301	45,071
Check Point Software Technologies, Ltd.†	605	63,972
CyberArk Software, Ltd.†	296	29,233
ICL, Ltd.	4,680	16,299
Isracard, Ltd.	38	100
Israel Discount Bank, Ltd., Class A	22,050	72,064
Mizrahi Tefahot Bank, Ltd.	3,491	71,990
NICE, Ltd.†	371	61,151
Teva Pharmaceutical Industries, Ltd. ADR†	2,727	29,288
Wix.com, Ltd.†	817	106,872

		582,135

Italy — 0.1%
Assicurazioni Generali SpA	13,596	194,288
Atlantia SpA	993	16,205
Davide Campari-Milano SpA	2,068	16,051
Enel SpA	20,926	143,263
Eni SpA	1,769	16,811
Hera SpA	2,983	11,058
Infrastrutture Wireless Italiane SpA*	1,829	19,374
Interpump Group SpA	3,184	92,914
Intesa Sanpaolo SpA	27,922	43,650
Italgas SpA	1,362	7,631
Moncler SpA	226	8,515
Recordati SpA	260	11,318
Snam SpA	3,298	14,799
Terna Rete Elettrica Nazionale SpA	14,781	92,814
UniCredit SpA†	3,518	27,176

		715,867

Japan — 2.2%
ABC-Mart, Inc.	200	10,219
Advance Residence Investment Corp.	4	12,218
Advantest Corp.	600	29,180
Aeon Co., Ltd.	900	18,109
AGC, Inc.	5,300	132,089
Air Water, Inc.	1,600	21,572
Aisin Seiki Co., Ltd.	400	11,505
Aozora Bank, Ltd.	300	5,357
Asahi Group Holdings, Ltd.	1,500	51,862
Asahi Intecc Co., Ltd.	300	7,961
Asahi Kasei Corp.	3,500	24,735
Astellas Pharma, Inc.	4,400	72,832
Bandai Namco Holdings, Inc.	200	10,055
Benesse Holdings, Inc.	1,600	45,469
Bridgestone Corp.	800	25,020
Brother Industries, Ltd.	1,000	16,957
Calbee, Inc.	300	9,085
Canon, Inc.	11,400	240,859
Central Japan Railway Co.	800	125,847
Chubu Electric Power Co., Inc.	6,595	89,074
Chugai Pharmaceutical Co., Ltd.	2,345	278,175
Citizen Watch Co., Ltd.	8,700	30,746
Coca-Cola Bottlers Japan Holdings, Inc.	300	5,399
COMSYS Holdings Corp.	500	13,866
Dai Nippon Printing Co., Ltd.	300	6,357
Dai-ichi Life Holdings, Inc.	40,046	502,876
Daicel Corp.	7,344	59,521
Daiichi Sankyo Co., Ltd.	1,000	68,304
Daikin Industries, Ltd.	1,800	233,310
Daito Trust Construction Co., Ltd.	728	69,595
Daiwa House Industry Co., Ltd.	1,700	43,326
DeNA Co., Ltd.	1,200	14,741
Denso Corp.	1,300	45,822
DIC Corp.	400	9,317
Disco Corp.	100	22,462
East Japan Railway Co.	7,600	554,510
Eisai Co., Ltd.	492	34,278
Electric Power Development Co., Ltd.	4,941	98,973
FamilyMart Co., Ltd.	500	8,457
FANUC Corp.	800	131,915
Fast Retailing Co., Ltd.	300	142,684
Fuji Electric Co., Ltd.	700	16,743
Fuji Media Holdings, Inc.	800	7,982
FUJIFILM Holdings Corp.	500	23,899

Fujitsu, Ltd.	1,292	125,872
Furukawa Electric Co., Ltd.	600	11,316
GMO Payment Gateway, Inc.	100	8,936
Gunma Bank, Ltd.	3,000	9,608
Hankyu Hanshin Holdings, Inc.	400	13,709
Hikari Tsushin, Inc.	100	19,412
Hisamitsu Pharmaceutical Co., Inc.	100	4,697
Hitachi Chemical Co., Ltd.	300	12,854
Hitachi, Ltd.	6,300	189,021
Honda Motor Co., Ltd.	9,935	239,867
Hoya Corp.	600	54,832
Iida Group Holdings Co., Ltd.	200	2,662
Isetan Mitsukoshi Holdings, Ltd.	1,100	6,692
Isuzu Motors, Ltd.	3,200	24,414
ITOCHU Corp.	3,200	62,883
Itochu Techno-Solutions Corp.	1,100	33,535
Izumi Co., Ltd.	200	5,883
Japan Airlines Co., Ltd.	600	10,752
Japan Airport Terminal Co., Ltd.	200	8,174
Japan Exchange Group, Inc.	700	13,060
Japan Post Bank Co., Ltd.	1,400	12,964
Japan Post Holdings Co., Ltd.	10,200	81,712
Japan Post Insurance Co., Ltd.	5,000	63,885
Japan Tobacco, Inc.	7,900	147,669
JFE Holdings, Inc.	12,100	81,082
JGC Holdings Corp.	700	6,810
JTEKT Corp.	900	6,609
JXTG Holdings, Inc.	198,428	702,941
Kajima Corp.	11,698	122,290
Kakaku.com, Inc.	500	10,158
Kamigumi Co., Ltd.	1,800	31,689
Kandenko Co., Ltd.	1,100	9,228
Kaneka Corp.	763	19,656
Kansai Electric Power Co., Inc.	10,437	106,941
Kansai Paint Co., Ltd.	100	1,910
Kao Corp.	7,095	547,270
KDDI Corp.	25,716	741,017
Keihan Holdings Co., Ltd.	100	4,496
Keisei Electric Railway Co., Ltd.	700	21,111
Kewpie Corp.	700	13,892
Keyence Corp.	1,000	359,264
Kintetsu Group Holdings Co., Ltd.	100	4,785
Kirin Holdings Co., Ltd.	10,443	201,202
Kobe Steel, Ltd.†	3,300	11,118
Konica Minolta, Inc.	20,500	79,771
Kose Corp.	100	12,444
Kurita Water Industries, Ltd.	500	14,006
Kyocera Corp.	1,400	74,830
Kyowa Exeo Corp.	500	12,225
Kyowa Kirin Co., Ltd.	700	16,311
Kyushu Electric Power Co., Inc.	1,300	10,285
Kyushu Railway Co.	300	8,083
Lawson, Inc.	200	10,342
LINE Corp.†	100	4,933
Lintec Corp.	700	15,032
M3, Inc.	500	17,983
Marubeni Corp.	6,800	32,937
Maruha Nichiro Corp.	400	8,392
Marui Group Co., Ltd.	400	6,550
Matsumotokiyoshi Holdings Co., Ltd.	300	10,384
Mazda Motor Corp.	3,300	18,661
McDonald’s Holdings Co. Japan, Ltd.	400	19,595
Medipal Holdings Corp.	1,200	23,273
MEIJI Holdings Co., Ltd.	100	6,934
MISUMI Group, Inc.	1,100	26,340
Mitsubishi Corp.	1,300	27,693
Mitsubishi Electric Corp.	3,400	42,092
Mitsubishi Estate Co., Ltd.	3,100	50,451
Mitsubishi Gas Chemical Co., Inc.	6,327	77,578
Mitsubishi Motors Corp.	5,400	15,233
Mitsubishi UFJ Financial Group, Inc.	23,314	93,686
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,600	7,669
Mitsui & Co., Ltd.	1,200	16,832
Mitsui Chemicals, Inc.	2,024	39,804
Mitsui Fudosan Co., Ltd.	800	14,771
Mitsui Mining & Smelting Co., Ltd.	600	11,343
Mizuho Financial Group, Inc.	35,100	40,872
MonotaRO Co., Ltd.	300	9,647
MS&AD Insurance Group Holdings, Inc.	10,190	294,506
Murata Manufacturing Co., Ltd.	1,900	105,696
Nabtesco Corp.	200	5,744
Nagoya Railroad Co., Ltd.	500	14,352
NEC Corp.	1,600	61,593
Nexon Co., Ltd.	600	9,704
NH Foods, Ltd.	600	21,401
Nidec Corp.	600	34,850
Nifco, Inc.	600	11,615
Nihon M&A Center, Inc.	400	13,153
Nikon Corp.	1,800	16,773
Nintendo Co., Ltd.	581	240,616
Nippon Electric Glass Co., Ltd.	6,000	87,907
Nippon Shinyaku Co., Ltd.	100	7,016
Nippon Shokubai Co., Ltd.	200	9,482
Nippon Steel Corp.	7,900	66,663
Nippon Telegraph & Telephone Corp.	8,000	182,258
Nippon Television Holdings, Inc.	900	10,064
Nissan Chemical Corp.	300	11,469
Nitori Holdings Co., Ltd.	700	107,224
Nitto Denko Corp.	5,986	299,435
Nomura Holdings, Inc.	900	3,744
Nomura Real Estate Master Fund, Inc.	5	5,701
Nomura Research Institute, Ltd.	800	19,464
NTN Corp.	16,600	31,839
NTT Data Corp.	200	2,041
NTT DOCOMO, Inc.	11,200	328,747
Obayashi Corp.	1,500	13,200
OBIC Co., Ltd.	200	29,950
Oji Holdings Corp.	17,900	91,863
Olympus Corp.†	1,800	28,664
Omron Corp.	600	35,229
Ono Pharmaceutical Co., Ltd.	900	21,596
Oracle Corp. Japan	500	51,396
Oriental Land Co., Ltd.	300	37,991
ORIX Corp.	1,000	11,904
Otsuka Corp.	384	17,224
Otsuka Holdings Co., Ltd.	800	31,484

Pan Pacific International Holdings Corp.	900	17,366
Panasonic Corp.	4,500	34,401
PeptiDream, Inc.†	400	14,995
Pola Orbis Holdings, Inc.	11,744	208,527
Rakuten, Inc.	1,300	11,008
Recruit Holdings Co., Ltd.	13,500	396,034
Renesas Electronics Corp.†	4,100	21,897
Rengo Co., Ltd.	1,500	11,793
Rohm Co., Ltd.	500	31,630
Ryohin Keikaku Co., Ltd.	1,200	14,318
Sanwa Holdings Corp.	900	7,034
Secom Co., Ltd.	800	66,745
Seibu Holdings, Inc.	600	7,203
Seiko Epson Corp.	1,500	17,006
Sekisui Chemical Co., Ltd.	1,600	20,277
Sekisui House, Ltd.	900	15,490
Seria Co., Ltd.	500	16,229
Seven & i Holdings Co., Ltd.	7,500	247,109
Sharp Corp.†	200	2,211
Shimadzu Corp.	500	12,418
Shimamura Co., Ltd.	100	6,300
Shimizu Corp.	5,000	38,677
Shin-Etsu Chemical Co., Ltd.	400	44,317
Shionogi & Co., Ltd.	1,740	95,479
Shiseido Co., Ltd.	664	39,169
SMC Corp.	100	45,722
Softbank Corp.	2,700	36,728
SoftBank Group Corp.	4,756	203,415
Sompo Holdings, Inc.	300	9,711
Sony Corp.	6,900	442,671
Sony Financial Holdings, Inc.	500	9,554
Subaru Corp.	200	4,025
SUMCO Corp.	1,000	14,284
Sumitomo Chemical Co., Ltd.	2,246	6,929
Sumitomo Corp.	1,000	11,367
Sumitomo Dainippon Pharma Co., Ltd.	100	1,385
Sumitomo Heavy Industries, Ltd.	500	10,593
Sumitomo Metal Mining Co., Ltd.	600	15,069
Sumitomo Mitsui Financial Group, Inc.	28,100	740,035
Sumitomo Mitsui Trust Holdings, Inc.	1,500	43,827
Sumitomo Realty & Development Co., Ltd.	400	10,772
Sumitomo Rubber Industries, Ltd.	800	7,802
Sundrug Co., Ltd.	1,100	37,726
Suntory Beverage & Food, Ltd.	1,800	67,630
Suzuken Co., Ltd.	300	11,561
Suzuki Motor Corp.	1,600	51,350
Sysmex Corp.	300	20,685
T&D Holdings, Inc.	25,524	221,146
Taiheiyo Cement Corp.	1,022	20,187
Taisei Corp.	2,600	81,372
Taisho Pharmaceutical Holdings Co., Ltd.	120	7,478
Takeda Pharmaceutical Co., Ltd.	23,200	833,061
TDK Corp.	500	43,237
Teijin, Ltd.	5,113	81,679
Terumo Corp.	1,200	39,603
Toho Co., Ltd.	200	6,562
Toho Gas Co., Ltd.	400	19,623
Tohoku Electric Power Co., Inc.	7,624	71,664
Tokio Marine Holdings, Inc.	1,100	51,847
Tokyo Electric Power Co. Holdings, Inc.†	5,700	19,182
Tokyo Electron, Ltd.	300	63,464
Tokyo Gas Co., Ltd.	2,000	43,726
Tokyu Corp.	1,400	21,065
Topcon Corp.	900	7,417
Toppan Printing Co., Ltd.	1,100	16,405
Toray Industries, Inc.	3,500	16,131
Toshiba Corp.	700	17,388
Tosoh Corp.	3,400	41,783
TOTO, Ltd.	800	28,061
Toyo Seikan Group Holdings, Ltd.	1,800	18,316
Toyo Suisan Kaisha, Ltd.	400	19,165
Toyoda Gosei Co., Ltd.	200	3,723
Toyota Motor Corp.	3,485	215,090
Trend Micro, Inc.	1,652	83,552
Ube Industries, Ltd.	6,100	102,782
Ulvac Inc	600	16,590
Unicharm Corp.	400	14,654
USS Co., Ltd.	900	14,265
West Japan Railway Co.	100	6,172
Yamada Denki Co., Ltd.	1,600	7,593
Yamaha Motor Co., Ltd.	5,300	68,646
Yamato Holdings Co., Ltd.	9,700	169,288
Yamazaki Baking Co., Ltd.	500	8,853
Yaskawa Electric Corp.	200	6,575
Yokogawa Electric Corp.	700	9,561
Yokohama Rubber Co., Ltd.	600	7,701
Z Holdings Corp.	4,100	15,861
Zenkoku Hosho Co., Ltd.	300	8,777

		16,551,400

Jersey — 0.1%
Amcor PLC	1,251	11,221
Aptiv PLC	243	16,901
boohoo Group PLC†	11,273	45,912
Experian PLC	27,290	817,620
Ferguson PLC	1,201	86,864
Glencore PLC	21,143	39,247
WPP PLC	3,418	26,779

		1,044,544

Luxembourg — 0.0%
Aroundtown SA	27,326	147,160
Eurofins Scientific SE	12	6,647
Grand City Properties SA	2,048	42,899
Millicom International Cellular SA SDR	343	9,018
Spotify Technology SA†	239	36,225
Subsea 7 SA†	6,220	34,611

		276,560

Netherlands — 0.6%
ABN AMRO Group NV CVA*	1,688	12,967

Adyen NV†*	15	14,756
Aegon NV	11	28
AerCap Holdings NV†	1,376	38,693
Airbus SE†	7,119	452,583
Akzo Nobel NV	5,444	413,280
ASML Holding NV	4,860	1,443,657
Euronext NV*	321	26,973
EXOR NV	198	10,853
Ferrari NV	497	78,247
Fiat Chrysler Automobiles NV	6,922	60,953
GrandVision NV*	1	26
Heineken Holding NV	914	71,282
Heineken NV	380	32,353
ING Groep NV	37,807	207,845
Just Eat Takeaway.com NV†*	389	39,704
Koninklijke Ahold Delhaize NV	6,877	167,127
Koninklijke DSM NV	294	36,046
Koninklijke Philips NV†	5,010	218,362
Koninklijke Vopak NV	290	16,734
LyondellBasell Industries NV, Class A	1,415	81,999
Mylan NV†	1,608	26,966
NN Group NV	9,493	275,091
NXP Semiconductors NV	1,531	152,442
Prosus NV†	3,477	263,925
QIAGEN NV†	423	17,627
Randstad NV	429	17,241
Signify NV*	1,557	31,796
STMicroelectronics NV	4,907	127,733
Unilever NV	7,776	388,706
Wolters Kluwer NV	1,161	85,482

		4,811,477

New Zealand — 0.1%
a2 Milk Co., Ltd.†	3,099	36,895
Auckland International Airport, Ltd.	11,907	44,032
Contact Energy, Ltd.	3,561	13,507
Fisher & Paykel Healthcare Corp., Ltd.	3,716	61,916
Fletcher Building, Ltd.	16,094	36,291
Mercury NZ, Ltd.	17,962	50,025
Meridian Energy, Ltd.	19,879	54,250
Ryman Healthcare, Ltd.	3,523	25,497
Spark New Zealand, Ltd.	31,002	83,642

		406,055

Norway — 0.1%
Aker BP ASA	13,971	232,730
DNB ASA	7,176	87,199
Equinor ASA	3,716	52,163
Gjensidige Forsikring ASA†	2,836	50,181
Mowi ASA	2,417	41,485
Orkla ASA	8,905	80,701
Schibsted ASA, Class A	628	13,349
Schibsted ASA, Class B	2,030	39,351
Telenor ASA	14,377	220,931
Yara International ASA	693	23,677

		841,767

Papua New Guinea — 0.0%
Oil Search, Ltd.	53,001	102,596

Portugal — 0.0%
EDP - Energias de Portugal SA	14,583	61,589
Galp Energia SGPS SA	9,219	106,341
Jeronimo Martins SGPS SA	1,011	17,089

		185,019

Singapore — 0.1%
Ascendas Real Estate Investment Trust	13,600	28,335
CapitaLand Commercial Trust	13,300	15,022
CapitaLand Mall Trust	6,000	7,951
CapitaLand, Ltd.	8,730	18,425
City Developments, Ltd.	1,600	8,997
ComfortDelGro Corp., Ltd.	22,700	26,320
DBS Group Holdings, Ltd.	10,182	142,721
Flex, Ltd.†	2,284	22,292
Jardine Cycle & Carriage, Ltd.	1,700	23,978
Keppel Corp., Ltd.	9,100	38,315
Keppel REIT Management, Ltd.	17,800	13,240
Mapletree Commercial Trust	15,200	20,882
Oversea-Chinese Banking Corp., Ltd.	18,837	120,428
SATS, Ltd.	8,300	19,053
Singapore Airlines, Ltd.	2,500	10,710
Singapore Technologies Engineering, Ltd.	16,300	39,258
Singapore Telecommunications, Ltd.	122,300	243,368
United Overseas Bank, Ltd.	10,600	151,437
UOL Group, Ltd.	1,100	5,312
Venture Corp., Ltd.	1,000	11,202
Wilmar International, Ltd.	14,000	35,313
Yangzijiang Shipbuilding Holdings, Ltd.	11,000	7,652

		1,010,211

Spain — 0.2%
Acciona SA	150	14,881
Acerinox SA	1,749	13,288
ACS Actividades de Construccion y Servicios SA	2,148	53,683
Aena SME SA*	505	63,922
Amadeus IT Group SA	348	16,769
Banco Bilbao Vizcaya Argentaria SA	47,796	156,701
Banco Santander SA	10,360	23,164
CaixaBank SA	2,445	4,403
Cellnex Telecom SA*	318	16,675
EDP Renovaveis SA	1,741	21,384
Endesa SA	2,564	56,942
Grifols SA	1,627	55,433
Iberdrola SA	12,967	129,989
Industria de Diseno Textil SA	13,319	339,771
Inmobiliaria Colonial Socimi SA	1,193	11,519
Mapfre SA	4,457	8,169
Merlin Properties Socimi SA	4,966	46,076
Naturgy Energy Group SA	7,198	127,201
Red Electrica Corp. SA	1,610	28,345
Repsol SA	2,203	20,107
Siemens Gamesa Renewable Energy SA	1,017	15,146
Telefonica SA	2,302	10,503

Zardoya Otis SA	2,116	14,732

		1,248,803

SupraNational — 0.0%
HKT Trust & HKT, Ltd.	25,000	40,258
Unibail-Rodamco-Westfield	1,942	114,458

		154,716

Sweden — 0.3%
Assa Abloy AB, Class B	14,661	263,980
Atlas Copco AB, Class A	1,185	41,113
Atlas Copco AB, Class B	1,202	37,522
Axfood AB	4,753	100,846
Boliden AB	2,158	44,180
Castellum AB	2,040	35,787
Electrolux AB, Series B	4,141	57,090
Electrolux Professional AB Class B†	459	1,057
Elekta AB, Series B	3,341	30,880
Epiroc AB, Class A	3,727	37,402
Epiroc AB, Class B	1,406	13,927
Essity AB, Class B†	1,536	49,906
Fabege AB	11,482	137,343
Hennes & Mauritz AB, Class B	2,180	30,343
Hexagon AB, Class B†	455	22,655
Hufvudstaden AB, Class A	4,336	55,611
ICA Gruppen AB	1,666	72,709
Industrivarden AB, Class C†	695	14,373
Indutrade AB	412	13,266
Investment AB Latour, Class B	468	7,016
Investor AB, Class B	1,125	56,505
Kinnevik AB, Class B†	816	16,855
L E Lundbergforetagen AB, Class B	781	32,931
Lundin Petroleum AB	1,290	33,454
Saab AB, Series B†	452	10,468
Sandvik AB†	2,385	36,880
Skandinaviska Enskilda Banken AB, Class A†	7,483	61,488
Skanska AB, Class B†	1,856	35,518
Svenska Handelsbanken AB, Class A†	3,677	33,967
Swedbank AB, Class A†	2,140	25,257
Swedish Match AB	709	43,926
Tele2 AB, Class B	13,897	179,996
Telefonaktiebolaget LM Ericsson, Class B	9,827	85,540
Telia Co. AB	53,454	184,607

		1,904,398

Switzerland — 1.1%
ABB, Ltd.	1,647	31,307
Adecco Group AG	648	28,438
Alcon, Inc.†	983	51,934
Baloise Holding AG	202	30,275
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	1	7,802
Cie Financiere Richemont SA	6,543	372,151
Clariant AG	1,877	34,782
Coca-Cola HBC AG	1,548	39,325
Credit Suisse Group AG	1,806	16,355
EMS-Chemie Holding AG	96	62,278
Garmin, Ltd.	515	41,797
Geberit AG	889	399,241
Givaudan SA	72	241,381
LafargeHolcim, Ltd.	188	7,809
Logitech International SA	6,326	305,140
Lonza Group AG	190	83,041
Nestle SA	25,206	2,662,663
Novartis AG	17,654	1,505,993
Pargesa Holding SA	159	11,319
Partners Group Holding AG	33	26,014
Roche Holding AG	2,182	758,962
Sonova Holding AG	279	50,430
Straumann Holding AG	20	15,197
Sunrise Communications Group AG*	3,559	285,174
Swiss Re AG	305	22,039
Swisscom AG	1,011	525,904
TE Connectivity, Ltd.	1,837	134,946
Temenos AG	262	34,140
UBS Group AG	3,781	40,563
Vifor Pharma AG	143	21,512
Zurich Insurance Group AG	97	30,921

		7,878,833

United Kingdom — 1.3%
3i Group PLC	5,750	56,858
Admiral Group PLC	286	8,401
Anglo American PLC	2,957	52,797
Associated British Foods PLC	1,889	45,072
AstraZeneca PLC	4,397	461,265
Atlassian Corp. PLC, Class A†	152	23,635
Auto Trader Group PLC*	3,531	20,419
AVEVA Group PLC	343	15,442
Aviva PLC	98,590	300,665
BAE Systems PLC	6,725	43,111
Barclays PLC	33,623	44,919
Barratt Developments PLC	10,204	66,793
Bellway PLC	1,321	44,350
Berkeley Group Holdings PLC	1,684	88,824
BHP Group PLC	16,149	271,215
BP PLC	82,000	323,790
British American Tobacco PLC	14,400	559,219
British Land Co. PLC	12,046	61,448
BT Group PLC	18,571	27,173
Burberry Group PLC	2,342	41,060
Carnival PLC	731	10,062
Centrica PLC	48,622	24,466
Coca-Cola European Partners PLC	1,300	51,532
Compass Group PLC	13,033	219,584
Diageo PLC	25,559	885,987
Dialog Semiconductor PLC†	298	9,404
Direct Line Insurance Group PLC	33,549	115,278
easyJet PLC	1,720	13,087
Evraz PLC	2,760	9,237
GlaxoSmithKline PLC	49,751	1,041,595
Great Portland Estates PLC	1,582	13,493
Hargreaves Lansdown PLC	194	3,524
HomeServe PLC	5,402	75,927
Howden Joinery Group PLC	3,619	23,964

HSBC Holdings PLC	36,210	186,990
IG Group Holdings PLC	2,197	20,898
Imperial Brands PLC	2,023	42,816
Informa PLC	10,411	57,422
J Sainsbury PLC	74,635	186,375
JD Sports Fashion PLC	5,874	39,206
Johnson Matthey PLC	481	12,086
Kingfisher PLC	12,482	24,757
Land Securities Group PLC	1,319	11,009
Legal & General Group PLC	12,407	32,030
Lloyds Banking Group PLC	72,416	29,454
London Stock Exchange Group PLC	566	53,202
M&G PLC	3,526	5,880
Marks & Spencer Group PLC	14,430	16,756
Meggitt PLC	3,493	12,304
Mondi PLC	1,042	18,531
Moneysupermarket.com Group PLC	8,176	32,729
National Grid PLC	3,672	43,222
Next PLC	829	49,400
NMC Health PLC(2)	128	0
Ocado Group PLC†	834	16,868
Pearson PLC	4,832	27,930
Persimmon PLC	3,063	85,178
Prudential PLC	3,636	51,787
Reckitt Benckiser Group PLC	1,177	98,352
RELX PLC	602	13,634
Rightmove PLC	6,323	39,664
Rio Tinto PLC	7,360	342,068
Rolls-Royce Holdings PLC	1,290	5,369
Rotork PLC	3,280	10,282
Royal Bank of Scotland Group PLC	23,593	32,895
Royal Dutch Shell PLC, Class A	38,046	636,055
Royal Dutch Shell PLC, Class B	37,764	612,983
RSA Insurance Group PLC	758	3,453
Sage Group PLC	1,279	10,319
Schroders PLC	288	9,638
Segro PLC	7,414	77,538
Sensata Technologies Holding PLC†	456	16,589
Smith & Nephew PLC	9,556	187,718
Spirax-Sarco Engineering PLC	502	55,240
SSE PLC	357	5,627
St James’s Place PLC	1,997	21,441
Standard Chartered PLC	6,006	30,865
Standard Life Aberdeen PLC	3,311	9,234
Taylor Wimpey PLC	38,097	70,647
TechnipFMC PLC	11,910	106,118
Tesco PLC	46,442	137,643
Unilever PLC	12,175	629,472
Vodafone Group PLC	157,493	222,702
Whitbread PLC	912	34,274
WM Morrison Supermarkets PLC	175,528	404,921

		9,935,167

United States — 22.6%
10X Genomics, Inc., Class A†	139	11,102
3M Co.	9,011	1,368,951
A.O. Smith Corp.	1,871	79,293
Abbott Laboratories	14,667	1,350,684
AbbVie, Inc.	9,684	796,025
ABIOMED, Inc.†	107	20,464
Activision Blizzard, Inc.	1,765	112,483
Acuity Brands, Inc.	360	31,172
Adobe, Inc.†	5,908	2,089,305
Advance Auto Parts, Inc.	307	37,119
Advanced Micro Devices, Inc.†	1,885	98,755
Aflac, Inc.	4,758	177,188
AGCO Corp.	1,950	103,038
Agilent Technologies, Inc.	5,098	390,813
AGNC Investment Corp.	256	3,180
Air Products & Chemicals, Inc.	821	185,201
Akamai Technologies, Inc.†	908	88,721
Albemarle Corp.	542	33,295
Alexandria Real Estate Equities, Inc.	1,907	299,571
Alexion Pharmaceuticals, Inc.†	1,434	154,112
Align Technology, Inc.†	192	41,251
Alleghany Corp.	76	40,562
Alliant Energy Corp.	1,312	63,698
Allstate Corp.	1,812	184,317
Ally Financial, Inc.	2,009	32,928
Alnylam Pharmaceuticals, Inc.†	805	106,019
Alphabet, Inc., Class A†	1,994	2,685,320
Alphabet, Inc., Class C†	2,055	2,771,496
Altria Group, Inc.	21,712	852,196
Amazon.com, Inc.†	3,310	8,188,940
AMERCO	190	53,225
Ameren Corp.	1,323	96,248
American Campus Communities, Inc.	314	11,081
American Electric Power Co., Inc.	3,093	257,059
American Express Co.	6,369	581,171
American Tower Corp.	1,608	382,704
American Water Works Co., Inc.	270	32,856
Ameriprise Financial, Inc.	179	20,574
AmerisourceBergen Corp.	759	68,052
AMETEK, Inc.	477	40,006
Amgen, Inc.	3,845	919,801
Amphenol Corp., Class A	500	44,130
Analog Devices, Inc.	496	54,362
Annaly Capital Management, Inc.	1,139	7,119
ANSYS, Inc.†	429	112,325
Anthem, Inc.	1,174	329,577
Apple, Inc.	30,586	8,986,167
Applied Materials, Inc.	4,549	225,994
Aramark	406	11,088
Archer-Daniels-Midland Co.	3,348	124,345
Arconic Corp.†	110	959
Arrow Electronics, Inc.†	370	23,280
Arthur J. Gallagher & Co.	198	15,543
Assurant, Inc.	236	25,073
AT&T, Inc.	28,756	876,195
Atmos Energy Corp.	472	48,130
Autodesk, Inc.†	3,229	604,243
Autoliv, Inc.	367	22,027
Automatic Data Processing, Inc.	1,363	199,938
AutoZone, Inc.†	116	118,357
Avalara, Inc.†	132	11,797
AvalonBay Communities, Inc.	1,715	279,459
Avangrid, Inc.	7,897	339,571
Avery Dennison Corp.	155	17,110

Avista Corp.	252	10,846
Avnet, Inc.	4,617	138,602
Axon Enterprise, Inc.†	280	20,359
Baker Hughes Co.	6,557	91,470
Ball Corp.	1,054	69,132
Ball Corp.	644	42,240
Bank of America Corp.	23,476	564,598
Bank of New York Mellon Corp.	1,415	53,119
Bank OZK	678	15,336
Baxter International, Inc.	3,362	298,478
Becton Dickinson and Co.	1,760	444,453
Berkshire Hathaway, Inc., Class B†	3,383	633,839
Best Buy Co., Inc.	1,967	150,928
Bio-Rad Laboratories, Inc., Class A†	229	100,783
Biogen, Inc.†	2,022	600,190
BioMarin Pharmaceutical, Inc.†	1,248	114,841
Black Knight, Inc.†	1,314	92,729
Blackstone Group, Inc., Class A	1,197	62,531
Boeing Co.	2,039	287,540
Booking Holdings, Inc.†	160	236,891
Booz Allen Hamilton Holding Corp.	1,179	86,586
BorgWarner, Inc.	868	24,799
Boston Properties, Inc.	991	96,305
Boston Scientific Corp.†	3,807	142,686
Bristol-Myers Squibb Co.	9,061	550,999
Bristol-Myers Squibb Co. CVR†	4,247	19,154
Broadcom, Inc.	876	237,939
Broadridge Financial Solutions, Inc.	304	35,264
Brown & Brown, Inc.	1,481	53,183
Brown-Forman Corp., Class B	4,104	255,269
Bruker Corp.	313	12,307
Burlington Stores, Inc.†	394	71,980
C.H. Robinson Worldwide, Inc.	540	38,286
Cabot Oil & Gas Corp.	605	13,080
Cadence Design Systems, Inc.†	1,759	142,708
Camden Property Trust	2,078	183,009
Campbell Soup Co.	1,289	64,424
Capital One Financial Corp.	848	54,916
Cardinal Health, Inc.	2,265	112,072
Cargurus, Inc.†	547	12,515
CarMax, Inc.†	110	8,102
Carrier Global Corp.†	1,650	29,222
Caterpillar, Inc.	1,091	126,971
Cboe Global Markets, Inc.	648	64,398
CBRE Group, Inc., Class A†	370	15,884
CDK Global, Inc.	642	25,218
CDW Corp.	1,062	117,670
Celanese Corp.	1,293	107,410
Centene Corp.†	1,533	102,067
CenturyLink, Inc.	4,162	44,200
Cerner Corp.	2,421	167,993
CF Industries Holdings, Inc.	181	4,978
Charles Schwab Corp.	6,243	235,486
Charter Communications, Inc., Class A†	215	106,474
Chegg, Inc.†	596	25,479
Chevron Corp.	5,934	545,928
Chipotle Mexican Grill, Inc.†	223	195,917
Cigna Corp.	1,118	218,882
Cincinnati Financial Corp.	109	7,172
Cintas Corp.	273	60,560
Cisco Systems, Inc.	43,005	1,822,552
Citigroup, Inc.	10,327	501,479
Citizens Financial Group, Inc.	17,216	385,466
Citrix Systems, Inc.	730	105,857
CME Group, Inc.	3,381	602,528
CMS Energy Corp.	1,288	73,532
Coca-Cola Co.	46,292	2,124,340
Cognizant Technology Solutions Corp., Class A	1,496	86,798
Colgate-Palmolive Co.	4,023	282,696
Comcast Corp., Class A	40,707	1,531,804
Comerica, Inc.	5,392	187,965
Conagra Brands, Inc.	2,347	78,484
Concho Resources, Inc.	88	4,991
ConocoPhillips	3,810	160,401
Consolidated Edison, Inc.	3,079	242,625
Constellation Brands, Inc., Class A	830	136,693
Cooper Cos., Inc.	333	95,471
Copart, Inc.†	2,493	199,714
CoreSite Realty Corp.	427	51,748
Corning, Inc.	1,577	34,710
Corteva, Inc.	2,687	70,373
CoStar Group, Inc.†	96	62,233
Costco Wholesale Corp.	3,964	1,201,092
Crane Co.	3,405	185,402
Crown Castle International Corp.	1,507	240,261
CSX Corp.	6,585	436,125
CubeSmart	1,094	27,569
Cullen/Frost Bankers, Inc.	541	38,876
Cummins, Inc.	1,416	231,516
Curtiss-Wright Corp.	1,896	196,520
CVS Health Corp.	6,216	382,595
CyrusOne, Inc.	461	32,339
D.R. Horton, Inc.	218	10,294
Danaher Corp.	2,464	402,765
Darden Restaurants, Inc.	675	49,808
DaVita, Inc.†	452	35,713
Deckers Outdoor Corp.†	109	16,215
Deere & Co.	516	74,851
Dell Technologies, Inc., Class C†	205	8,751
Delta Air Lines, Inc.	1,205	31,222
DENTSPLY SIRONA, Inc.	762	32,339
Devon Energy Corp.	1,731	21,586
DexCom, Inc.†	241	80,783
Digital Realty Trust, Inc.	462	69,064
Discover Financial Services	1,120	48,126
Discovery, Inc., Class A†	512	11,479
Discovery, Inc., Class C†	1,727	35,248
DISH Network Corp., Class A†	295	7,379
DocuSign, Inc.†	736	77,096
Dolby Laboratories, Inc., Class A	706	42,381
Dollar General Corp.	3,705	649,486
Dollar Tree, Inc.†	1,705	135,837
Dominion Energy, Inc.	1,686	130,041
Domino’s Pizza, Inc.	232	83,968
Donaldson Co., Inc.	111	4,865
Douglas Emmett, Inc.	348	10,611

Dover Corp.	665	62,277
Dow, Inc.	1,230	45,129
Dropbox, Inc., Class A†	83	1,745
DTE Energy Co.	3,902	404,793
Duke Energy Corp.	1,756	148,663
Duke Realty Corp.	472	16,378
Dunkin’ Brands Group, Inc.	3,209	201,654
DuPont de Nemours, Inc.	1,823	85,717
E*TRADE Financial Corp.	178	7,229
East West Bancorp, Inc.	1,117	39,173
Eaton Vance Corp.	442	16,221
eBay, Inc.	5,954	237,148
Ecolab, Inc.	7,408	1,433,448
Edison International	940	55,187
Edwards Lifesciences Corp.†	7,018	1,526,415
Elanco Animal Health, Inc.†	1,341	33,136
Electronic Arts, Inc.†	667	76,211
Eli Lilly & Co.	2,023	312,837
Emerson Electric Co.	5,184	295,644
Entergy Corp.	479	45,749
EOG Resources, Inc.	1,724	81,907
EPAM Systems, Inc.†	278	61,407
Equifax, Inc.	208	28,891
Equinix, Inc.	294	198,509
Equitable Holdings, Inc.	2,048	37,519
Equity LifeStyle Properties, Inc.	325	19,601
Equity Residential	5,262	342,346
Erie Indemnity Co., Class A	96	17,094
Essex Property Trust, Inc.	135	32,954
Estee Lauder Cos., Inc., Class A	341	60,152
Etsy, Inc.†	1,815	117,739
Evergy, Inc.	386	22,554
Eversource Energy	877	70,774
Exact Sciences Corp.†	882	69,660
Exelon Corp.	12,240	453,859
Expedia Group, Inc.	661	46,918
Expeditors International of Washington, Inc.	7,229	517,633
Exponent, Inc.	170	11,956
Extra Space Storage, Inc.	151	13,324
Exxon Mobil Corp.	47,844	2,223,311
F5 Networks, Inc.†	254	35,372
Facebook, Inc., Class A†	15,874	3,249,567
FactSet Research Systems, Inc.	1,282	352,550
Fastenal Co.	5,825	210,982
Federal Realty Investment Trust	161	13,406
FedEx Corp.	197	24,974
Fidelity National Financial, Inc.	1,489	40,277
Fidelity National Information Services, Inc.	1,579	208,254
Fifth Third Bancorp	402	7,513
First American Financial Corp.	2,046	94,362
First Horizon National Corp.	47,585	432,072
First Republic Bank	284	29,618
FirstEnergy Corp.	1,284	52,991
Fiserv, Inc.†	1,542	158,919
FleetCor Technologies, Inc.†	149	35,946
FLIR Systems, Inc.	2,057	89,274
FMC Corp.	144	13,234
FNB Corp.	4,983	40,312
Ford Motor Co.	10,328	52,570
Fortinet, Inc.†	396	42,665
Fortive Corp.	615	39,360
Fortune Brands Home & Security, Inc.	1,077	51,911
Fox Corp., Class A	826	21,369
Fox Corp., Class B	369	9,432
Franklin Resources, Inc.	1,870	35,231
Gap, Inc.	4,273	34,697
Gartner, Inc.†	195	23,168
GCI Liberty, Inc., Class A†	200	12,166
General Dynamics Corp.	1,733	226,364
General Electric Co.	76,692	521,506
General Mills, Inc.	2,502	149,845
General Motors Co.	4,429	98,722
Gentex Corp.	429	10,399
Gilead Sciences, Inc.	8,123	682,332
Global Payments, Inc.	754	125,179
Globe Life, Inc.	4,575	376,705
GoDaddy, Inc., Class A†	1,184	82,205
Goldman Sachs Group, Inc.	537	98,497
Graco, Inc.	257	11,478
GrubHub, Inc.†	1,114	53,238
Guardant Health, Inc.†	141	10,851
Guidewire Software, Inc.†	267	24,254
H&R Block, Inc.	1,279	21,295
Hanesbrands, Inc.	705	7,008
Harley-Davidson, Inc.	719	15,696
Hartford Financial Services Group, Inc.	2,309	87,719
Hasbro, Inc.	343	24,768
HCA Healthcare, Inc.	3,881	426,444
HD Supply Holdings, Inc.†	2,523	74,883
Healthcare Trust of America, Inc., Class A	1,079	26,576
HealthEquity, Inc.†	305	17,162
Healthpeak Properties, Inc.	5,842	152,710
HEICO Corp.	171	14,980
Henry Schein, Inc.†	2,254	122,978
Hershey Co.	653	86,477
Hess Corp.	299	14,543
Hewlett Packard Enterprise Co.	7,245	72,885
Hill-Rom Holdings, Inc.	1,398	157,261
HollyFrontier Corp.	604	19,956
Hologic, Inc.†	6,783	339,828
Home Depot, Inc.	9,680	2,127,954
Honeywell International, Inc.	11,168	1,584,739
Hormel Foods Corp.	1,568	73,461
Host Hotels & Resorts, Inc.	3,727	45,879
Howmet Aerospace Inc Common Stock	443	5,790
HP, Inc.	8,609	133,526
Hubbell, Inc.	2,078	258,566
HubSpot, Inc.†	137	23,102
Humana, Inc.	351	134,019
Huntington Ingalls Industries, Inc.	224	42,876
IAA, Inc.†	339	13,085
IAC/InterActiveCorp†	162	36,204
IDACORP, Inc.	5,572	511,398

IDEX Corp.	2,869	440,764
IDEXX Laboratories, Inc.†	717	199,039
Illinois Tool Works, Inc.	1,452	235,950
Illumina, Inc.†	1,733	552,879
Incyte Corp.†	1,242	121,294
Ingersoll Rand, Inc.†	520	15,122
Ingredion, Inc.	560	45,472
Insulet Corp.†	158	31,556
Intel Corp.	26,291	1,576,934
Intercontinental Exchange, Inc.	10,165	909,259
International Business Machines Corp.	1,357	170,385
International Flavors & Fragrances, Inc.	515	67,480
Intuit, Inc.	7,512	2,026,813
Intuitive Surgical, Inc.†	584	298,354
Invitation Homes, Inc.	1,041	24,620
Ionis Pharmaceuticals, Inc.†	964	53,531
IPG Photonics Corp.†	249	32,203
IQVIA Holdings, Inc.†	422	60,173
Iron Mountain, Inc.	1,524	36,850
ITT, Inc.	249	13,127
J.M. Smucker Co.	864	99,282
Jack Henry & Associates, Inc.	610	99,766
Jacobs Engineering Group, Inc.	1,761	145,723
JB Hunt Transport Services, Inc.	988	99,907
Johnson & Johnson	20,531	3,080,471
Jones Lang LaSalle, Inc.	305	32,202
JPMorgan Chase & Co.	16,532	1,583,104
Juniper Networks, Inc.	2,818	60,869
Kansas City Southern	766	100,001
Kellogg Co.	1,104	72,312
KeyCorp	1,839	21,424
Keysight Technologies, Inc.†	1,815	175,638
Kilroy Realty Corp.	82	5,105
Kimco Realty Corp.	2,773	30,253
Kinder Morgan, Inc.	1,556	23,698
KKR & Co., Inc., Class A	229	5,773
KLA Corp.	45	7,384
Knight-Swift Transportation Holdings, Inc.	1,227	45,620
Kohl’s Corp.	3,539	65,330
Kraft Heinz Co.	3,242	98,330
Kroger Co.	10,159	321,126
L3Harris Technologies, Inc.	1,437	278,347
Laboratory Corp. of America Holdings†	522	85,843
Lam Research Corp.	1,456	371,688
Lamb Weston Holdings, Inc.	1,607	98,606
Landstar System, Inc.	1,079	111,471
Lear Corp.	237	23,143
Leidos Holdings, Inc.	541	53,456
Lennar Corp., Class A	145	7,260
Lennox International, Inc.	773	144,304
Liberty Broadband Corp., Class C†	90	11,041
Lincoln National Corp.	802	28,447
Littelfuse, Inc.	72	10,458
LKQ Corp.†	2,907	76,018
Lockheed Martin Corp.	414	161,071
Loews Corp.	1,102	38,195
Lowe’s Cos., Inc.	4,137	433,351
Lululemon Athletica, Inc.†	777	173,644
Lyft, Inc., Class A†	1,573	51,642
M&T Bank Corp.	152	17,036
ManpowerGroup, Inc.	261	19,377
Marathon Petroleum Corp.	553	17,740
Markel Corp.†	19	16,451
MarketAxess Holdings, Inc.	200	91,002
Marriott International, Inc., Class A	116	10,549
Marsh & McLennan Cos., Inc.	4,739	461,247
Martin Marietta Materials, Inc.	502	95,495
Masco Corp.	2,392	98,168
Mastercard, Inc., Class A	8,238	2,265,203
Match Group, Inc.†	48	3,694
Maxim Integrated Products, Inc.	6,194	340,546
McCormick & Co., Inc.	564	88,458
McDonald’s Corp.	4,025	754,929
McKesson Corp.	703	99,299
MercadoLibre, Inc.†	1,083	631,941
Merck & Co., Inc.	12,598	999,525
Mercury Systems, Inc.†	132	11,769
Mettler-Toledo International, Inc.†	147	105,831
MGIC Investment Corp.	1,487	10,870
Micron Technology, Inc.†	7,044	337,337
Microsoft Corp.	54,147	9,703,684
Mid-America Apartment Communities, Inc.	258	28,875
Middleby Corp.†	169	9,401
Molson Coors Beverage Co., Class B	8,300	340,383
Mondelez International, Inc., Class A	4,033	207,458
MongoDB, Inc.†	28	4,540
Monolithic Power Systems, Inc.	100	19,991
Monster Beverage Corp.†	1,989	122,940
Moody’s Corp.	3,625	884,137
Morgan Stanley	1,926	75,942
Mosaic Co.	12,553	144,485
Motorola Solutions, Inc.	1,200	172,572
MSA Safety, Inc.	126	14,179
MSC Industrial Direct Co., Inc., Class A	4,546	271,123
MSCI, Inc.	273	89,271
MyoKardia, Inc.†	322	20,228
Nasdaq, Inc.	130	14,257
National Instruments Corp.	7,186	276,086
National Retail Properties, Inc.	942	30,747
NetApp, Inc.	101	4,421
Netflix, Inc.†	2,613	1,097,068
Neurocrine Biosciences, Inc.†	612	60,062
New Relic, Inc.†	246	13,208
New York Times Co., Class A	495	16,097
Newell Brands, Inc.	531	7,370
Newmont Corp.	2,566	152,626
News Corp., Class A	2,020	20,018
NextEra Energy, Inc.	3,139	725,486
NIKE, Inc., Class B	9,557	833,179
Nordstrom, Inc.	2,474	46,462
Norfolk Southern Corp.	1,105	189,066
Northern Trust Corp.	161	12,745
Northrop Grumman Corp.	866	286,360

NortonLifeLock, Inc.	493	10,486
NRG Energy, Inc.	1,513	50,731
Nucor Corp.	1,504	61,950
Nutanix, Inc., Class A†	698	14,302
NVIDIA Corp.	6,539	1,911,219
NVR, Inc.†	21	65,100
O’Reilly Automotive, Inc.†	30	11,590
Occidental Petroleum Corp.	201	3,337
OGE Energy Corp.	1,209	38,108
Okta, Inc.†	473	71,565
Old Dominion Freight Line, Inc.	971	141,077
Omega Healthcare Investors, Inc.	222	6,471
Omnicom Group, Inc.	115	6,558
ONE Gas, Inc.	340	27,101
ONEOK, Inc.	447	13,379
Oracle Corp.	5,085	269,352
Otis Worldwide Corp.†	838	42,663
Owens Corning	2,083	90,319
PACCAR, Inc.	124	8,585
Packaging Corp. of America	266	25,709
PacWest Bancorp	16,003	323,901
Palo Alto Networks, Inc.†	240	47,162
Parker-Hannifin Corp.	296	46,804
Paychex, Inc.	2,844	194,871
Paycom Software, Inc.†	216	56,380
Paylocity Holding Corp.†	738	84,523
PayPal Holdings, Inc.†	7,637	939,351
Penumbra, Inc.†	121	21,456
People’s United Financial, Inc.	562	7,132
PepsiCo, Inc.	5,755	761,329
PerkinElmer, Inc.	674	61,017
Pfizer, Inc.	29,878	1,146,120
Philip Morris International, Inc.	7,944	592,622
Phillips 66	132	9,658
Pinnacle West Capital Corp.	1,960	150,900
Pinterest, Inc., Class A†	493	10,185
Polaris, Inc.	223	15,817
Pool Corp.	894	189,224
Portland General Electric Co.	473	22,132
PPG Industries, Inc.	8,004	727,003
PPL Corp.	1,503	38,206
PRA Health Sciences, Inc.†	209	20,169
Principal Financial Group, Inc.	832	30,293
Procter & Gamble Co.	16,251	1,915,505
Progressive Corp.	975	75,368
Prologis, Inc.	5,457	486,928
Prudential Financial, Inc.	18,165	1,132,951
PTC, Inc.†	294	20,360
Public Service Enterprise Group, Inc.	3,031	153,702
Public Storage	956	177,290
PulteGroup, Inc.	1,066	30,136
Pure Storage, Inc., Class A†	1,015	14,616
PVH Corp.	259	12,751
Qorvo, Inc.†	949	93,030
QTS Realty Trust, Inc., Class A	735	45,960
QUALCOMM, Inc.	2,200	173,074
Quest Diagnostics, Inc.	2,434	268,008
Ralph Lauren Corp.	460	33,939
Raymond James Financial, Inc.	129	8,504
Raytheon Technologies Corp.	4,867	315,430
Realty Income Corp.	549	30,151
Regency Centers Corp.	1,374	60,332
Regeneron Pharmaceuticals, Inc.†	534	280,820
Regions Financial Corp.	3,122	33,562
Reinsurance Group of America, Inc.	322	33,707
Republic Services, Inc.	1,062	83,197
ResMed, Inc.	1,631	253,327
RingCentral, Inc., Class A†	517	118,150
Robert Half International, Inc.	3,075	145,355
Rockwell Automation, Inc.	938	177,732
Roku, Inc.†	231	28,004
Rollins, Inc.	774	30,960
Roper Technologies, Inc.	1,888	643,865
Ross Stores, Inc.	3,207	292,992
Royal Gold, Inc.	549	67,269
RPM International, Inc.	595	39,514
S&P Global, Inc.	4,089	1,197,586
salesforce.com, Inc.†	11,093	1,796,511
Sarepta Therapeutics, Inc.†	593	69,903
SBA Communications Corp.	875	253,680
Sealed Air Corp.	476	13,609
Seattle Genetics, Inc.†	810	111,156
SEI Investments Co.	553	28,181
Sempra Energy	271	33,563
Service Corp. International	487	17,892
ServiceNow, Inc.†	2,247	789,910
Sherwin-Williams Co.	1,550	831,373
Signature Bank	218	23,365
Silicon Laboratories, Inc.†	220	21,388
Simon Property Group, Inc.	559	37,324
Sirius XM Holdings, Inc.	213,173	1,259,852
SiteOne Landscape Supply, Inc.†	212	18,790
Skyworks Solutions, Inc.	1,032	107,204
SL Green Realty Corp.	251	13,316
Smartsheet, Inc., Class A†	223	11,757
Snap, Inc., Class A†	1,544	27,190
Snap-on, Inc.	2,851	371,457
Sonoco Products Co.	494	24,127
Southern Co.	1,848	104,837
Southwest Airlines Co.	1,540	48,125
Southwest Gas Holdings, Inc.	732	55,486
Spirit AeroSystems Holdings, Inc., Class A	446	9,883
Splunk, Inc.†	508	71,303
Square, Inc., Class A†	2,387	155,489
SS&C Technologies Holdings, Inc.	1,051	57,973
Stanley Black & Decker, Inc.	250	27,550
Starbucks Corp.	2,797	214,614
State Street Corp.	581	36,626
Steel Dynamics, Inc.	813	19,732
STORE Capital Corp.	1,537	30,848
Stryker Corp.	5,404	1,007,468
Sun Communities, Inc.	304	40,858
SVB Financial Group†	46	8,886
Synchrony Financial	495	9,796
Synopsys, Inc.†	890	139,837
Synovus Financial Corp.	9,620	202,116
Sysco Corp.	2,784	156,656

T-Mobile US, Inc.†	1,448	127,134
T. Rowe Price Group, Inc.	4,185	483,912
Take-Two Interactive Software, Inc.†	253	30,626
Target Corp.	6,967	764,559
TD Ameritrade Holding Corp.	110	4,320
Teledyne Technologies, Inc.†	150	48,851
Teleflex, Inc.	118	39,577
Telephone & Data Systems, Inc.	3,803	74,615
Teradata Corp.†	554	13,623
Teradyne, Inc.	702	43,903
Tesla, Inc.†	844	659,907
Texas Instruments, Inc.	7,751	899,659
Textron, Inc.	915	24,119
Thermo Fisher Scientific, Inc.	2,669	893,261
Tiffany & Co.	1,473	186,335
TJX Cos., Inc.	9,828	482,063
Tractor Supply Co.	2,282	231,463
TransDigm Group, Inc.	27	9,803
TransUnion	3,775	297,432
Travelers Cos., Inc.	1,460	147,767
Trimble, Inc.†	240	8,311
TriNet Group, Inc.†	291	14,250
TripAdvisor, Inc.	911	18,193
Truist Financial Corp.	2,782	103,824
Twilio, Inc., Class A†	2,583	290,071
Twitter, Inc.†	18,404	527,827
Tyler Technologies, Inc.†	211	67,666
Tyson Foods, Inc., Class A	2,552	158,709
Uber Technologies, Inc.†	4,572	138,394
UDR, Inc.	1,018	38,144
UGI Corp.	2,443	73,730
Ulta Beauty, Inc.†	869	189,372
Umpqua Holdings Corp.	2,645	33,129
Under Armour, Inc., Class C†	1,229	11,393
Union Pacific Corp.	3,048	487,040
United Airlines Holdings, Inc.†	480	14,198
United Parcel Service, Inc., Class B	2,702	255,771
United Rentals, Inc.†	743	95,476
UnitedHealth Group, Inc.	5,207	1,522,891
Universal Health Services, Inc., Class B	726	76,731
Unum Group	4,164	72,662
US Bancorp	3,564	130,086
Valero Energy Corp.	258	16,344
Varian Medical Systems, Inc.†	2,418	276,571
Veeva Systems, Inc., Class A†	298	56,858
Ventas, Inc.	1,981	64,085
VEREIT, Inc.	6,026	33,022
VeriSign, Inc.†	988	206,976
Verisk Analytics, Inc.	327	49,975
Verizon Communications, Inc.	11,601	666,477
Vertex Pharmaceuticals, Inc.†	1,719	431,813
VF Corp.	2,071	120,325
VICI Properties, Inc.	467	8,135
Visa, Inc., Class A	15,141	2,706,000
Vistra Energy Corp.	190	3,713
VMware, Inc., Class A†	1,007	132,441
Vornado Realty Trust	241	10,561
Voya Financial, Inc.	533	24,076
Vulcan Materials Co.	862	97,380
WABCO Holdings, Inc.†	219	29,429
Walgreens Boots Alliance, Inc.	9,413	407,489
Walmart, Inc.	14,503	1,762,840
Walt Disney Co.	10,284	1,112,215
Waste Management, Inc.	997	99,720
Waters Corp.†	2,421	452,727
Wayfair, Inc., Class A†	657	81,494
Webster Financial Corp.	547	15,453
WEC Energy Group, Inc.	636	57,590
Wells Fargo & Co.	26,703	775,722
Welltower, Inc.	705	36,117
West Pharmaceutical Services, Inc.	429	81,193
Western Digital Corp.	228	10,506
Western Union Co.	1,706	32,533
Westinghouse Air Brake Technologies Corp.	196	11,058
Westlake Chemical Corp.	90	3,911
Weyerhaeuser Co.	1,696	37,092
Whirlpool Corp.	257	28,717
Williams Cos., Inc.	688	13,327
Woodward, Inc.	448	27,131
Workday, Inc., Class A†	4,409	678,545
WP Carey, Inc.	522	34,337
WR Berkley Corp.	844	45,576
WW Grainger, Inc.	1,169	322,153
Xcel Energy, Inc.	2,406	152,925
Xerox Holdings Corp.	1,041	19,040
Xilinx, Inc.	379	33,125
Xylem, Inc.	7,602	546,584
Yum! Brands, Inc.	846	73,120
Zebra Technologies Corp., Class A†	50	11,483
Zendesk, Inc.†	282	21,680
Zillow Group, Inc., Class C†	167	7,341
Zimmer Biomet Holdings, Inc.	449	53,745
Zions Bancorp NA	179	5,658
Zoetis, Inc.	5,669	733,058

		168,922,010

Total Common Stocks (cost $248,586,477)		251,471,493

U.S. GOVERNMENT TREASURIES — 43.8%
United States Treasury Notes
1.50% due 02/15/2030	$28,122,700	30,458,203
1.63% due 08/15/2029	26,967,800	29,465,482
1.75% due 11/15/2029	22,783,000	25,192,124
2.25% due 08/15/2027	25,000,000	28,095,703
2.25% due 11/15/2027	20,000,000	22,542,188
2.38% due 05/15/2029	28,308,800	32,734,261
2.63% due 02/15/2029	30,503,400	35,821,239
2.75% due 02/15/2028	25,000,000	29,198,242
2.88% due 05/15/2028	23,500,000	27,774,980
2.88% due 08/15/2028	27,930,000	33,140,691
3.13% due 11/15/2028	27,902,900	33,819,187

Total U.S. Government Treasuries (cost $285,249,436)		328,242,300

OPTIONS - PURCHASED (1) — 0.2%
Exchange-Traded Put Options-Purchased(1) (cost $3,311,098)	717	1,885,710

Total Long-Term Investment Securities (cost $537,147,011)		581,599,503

SHORT-TERM INVESTMENT SECURITIES — 13.1%
Registered Investment Companies — 13.1%
State Street Institutional Treasury Money Market Fund, Premier Class 0.25%(3) (cost $98,102,856)	98,102,856	98,102,856

TOTAL INVESTMENTS (cost $635,249,867)	90.7%	679,702,359
Other assets less liabilities	9.3	69,656,315

NET ASSETS	100.0%	$749,358,674

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2020, the aggregate value of these securities was $1,035,672 representing 0.1% of net assets.

(1)	Options — Purchased:

Exchange-Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
S&P 500 Index	September 2020	$2,912	717	$208,821,231	$3,311,098	$1,885,710	$(1,425,388)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.
(2)	Securities classified as Level 3 (see Note 1).
(3)	The rate shown is the 7-day yield as of April 30, 2020

ADR — American Depositary Receipt

ASX — Australian Stock Exchange

CVA — Certification Van Aandelen (Dutch Cert.)

CVR — Contingent Value Rights

SDR — Swedish Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
401	Long	S&P 500 E-Mini Index	June 2020	$53,742,160	$58,193,120	$4,450,960
79	Long	MSCI Emerging Markets Index	June 2020	3,240,837	3,578,305	337,468
1,512	Long	MSCI EAFE Index	June 2020	112,729,761	123,855,480	11,125,719

						$15,914,147

						Unrealized (Depreciation)
46	Short	S&P/TSX 60 Index	June 2020	$5,589,194	$5,870,498	$(281,304)
17	Short	TOPIX Index	June 2020	2,266,472	2,294,016	(27,544)
571	Short	S&P 500 E-Mini Index	June 2020	72,392,286	82,863,520	(10,471,234)
2,146	Short	MSCI EAFE Index	June 2020	147,957,862	175,789,590	(27,831,728)

						$(38,611,810)

		Net Unrealized Appreciation (Depreciation)				$(22,697,663)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	CHF	49,000	USD	52,875	06/17/2020	$2,050	$—
	EUR	7,849,980	USD	9,031,801	06/17/2020	422,053	—
	GBP	330,000	USD	380,877	06/17/2020	—	(34,833)
	USD	738,099	CHF	716,000	06/17/2020	4,568	—
	USD	948,667	EUR	835,000	06/17/2020	—	(32,851)
	USD	271,091	JPY	29,522,000	06/17/2020	4,166	—

						432,837	(67,684)

Citibank N.A.	CAD	10,015,540	USD	7,391,074	06/17/2020	195,085	—
	EUR	14,757,587	USD	15,943,373	06/17/2020	—	(242,540)
	GBP	148,000	USD	194,125	06/17/2020	7,686	—
	JPY	841,750,202	USD	8,271,416	06/17/2020	423,125	—
	USD	465,699	GBP	355,000	06/17/2020	—	(18,496)
	USD	3,358,891	JPY	368,664,597	06/17/2020	78,455	—

						704,351	(261,036)

Deutsche Bank AG	AUD	759,000	USD	455,417	06/17/2020	—	(39,251)
	CAD	867,000	USD	596,587	06/17/2020	—	(26,337)
	SEK	2,440,000	USD	250,534	06/17/2020	324	—
	USD	243,780	EUR	217,000	06/17/2020	—	(5,778)

						324	(71,366)

JPMorgan Chase Bank	AUD	1,255,000	USD	724,731	06/17/2020	—	(93,198)
	CHF	859,254	USD	884,104	06/17/2020	—	(7,154)
	EUR	830,000	USD	918,908	06/17/2020	8,575	—
	GBP	845,349	USD	1,020,877	06/17/2020	—	(44,032)
	JPY	505,448,894	USD	4,644,334	06/17/2020	—	(68,359)
	NOK	8,130,000	USD	742,812	06/17/2020	—	(50,928)
	NZD	179,951	USD	105,134	06/17/2020	—	(5,225)
	SEK	4,461,000	USD	443,932	06/17/2020	—	(13,523)
	USD	606,855	AUD	1,002,526	06/17/2020	46,527	—
	USD	931,364	CAD	1,309,815	06/17/2020	9,715	—
	USD	1,054,576	CHF	1,009,000	06/17/2020	—	(7,995)
	USD	4,645,675	EUR	4,277,435	06/17/2020	45,756	—
	USD	583,946	GBP	475,000	06/17/2020	14,425	—
	USD	9,421,880	JPY	1,013,267,161	06/17/2020	25,596	—
	USD	415,597	NOK	4,478,929	06/17/2020	21,686	—

						172,280	(290,414)

Morgan Stanley and Co.	AUD	1,228,000	USD	813,389	06/17/2020	13,057	—
	CHF	520,000	USD	561,478	06/17/2020	22,110	—
	JPY	21,498,000	USD	208,850	06/17/2020	8,408	—
	NOK	1,025,000	USD	107,792	06/17/2020	7,721	—
	NZD	305,000	USD	183,045	06/17/2020	—	(4,003)
	SEK	2,221,791	USD	231,905	06/17/2020	4,071	—
	SGD	481,429	USD	334,483	06/17/2020	—	(6,981)
	USD	253,800	AUD	383,000	06/17/2020	—	(4,185)
	USD	382,672	CHF	354,000	06/17/2020	—	(15,487)
	USD	658,427	EUR	589,000	06/17/2020	—	(12,420)
	USD	63,246	GBP	50,000	06/17/2020	—	(260)
	USD	235,727	JPY	24,599,000	06/17/2020	—	(6,371)
	USD	32,368	NOK	308,000	06/17/2020	—	(2,298)
	USD	579,689	SEK	5,442,000	06/17/2020	—	(21,637)
	USD	83,902	SGD	116,000	06/17/2020	—	(1,627)

						55,367	(75,269)

UBS AG	CAD	854,000	USD	587,693	06/17/2020	—	(25,890)
	EUR	1,675,307	USD	1,854,373	06/17/2020	16,920	—
	JPY	4,165,000	USD	40,293	06/17/2020	1,459	—
	USD	44,379,307	EUR	38,574,866	06/17/2020	—	(2,070,937)

						18,379	(2,096,827)

Net Unrealized Appreciation (Depreciation)						$1,383,537	$(2,862,596)

AUD — Australian Dollar

CAD — Canada Dollar

CHF — Swiss Franc

EUR — Euro Currency

GBP — British Pound Sterling

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Industry Allocation*
United States Treasury Notes	43.8%
Registered Investment Companies	13.1
Medical-Drugs	2.4
Applications Software	2.0
Computers	1.2
E-Commerce/Products	1.1
Banks-Commercial	1.0
Cosmetics & Toiletries	0.9
Finance-Credit Card	0.8
Web Portals/ISP	0.8
Electronic Components-Semiconductors	0.7
Commercial Services-Finance	0.7
Real Estate Investment Trusts	0.7
Electric-Integrated	0.7
Medical-Biomedical/Gene	0.7
Internet Content-Entertainment	0.7
Diversified Banking Institutions	0.7
Oil Companies-Integrated	0.7
Retail-Discount	0.7
Medical Products	0.7
Insurance-Life/Health	0.7
Telephone-Integrated	0.5
Diversified Manufacturing Operations	0.5
Food-Misc./Diversified	0.4
Beverages-Non-alcoholic	0.4
Medical Instruments	0.4
Cable/Satellite TV	0.4
Retail-Building Products	0.4
Enterprise Software/Service	0.4
Food-Retail	0.4
Beverages-Wine/Spirits	0.4
Transport-Services	0.4
Tobacco	0.3
Semiconductor Equipment	0.3
Finance-Other Services	0.3
Transport-Rail	0.3
Electronic Forms	0.3
Medical-HMO	0.3
Networking Products	0.3
Auto-Cars/Light Trucks	0.3
Multimedia	0.3
Electronic Measurement Instruments	0.3
Aerospace/Defense	0.3
Chemicals-Diversified	0.2
Chemicals-Specialty	0.2
Options Purchased	0.2
Instruments-Controls	0.2
Insurance-Property/Casualty	0.2
Cellular Telecom	0.2
Diagnostic Equipment	0.2
Coatings/Paint	0.2
Athletic Footwear	0.2
Retail-Apparel/Shoe	0.2
Insurance-Multi-line	0.2
Diversified Minerals	0.2
Oil Companies-Exploration & Production	0.2
Electronic Security Devices	0.2
Web Hosting/Design	0.2
Aerospace/Defense-Equipment	0.2
Insurance Brokers	0.2
Investment Management/Advisor Services	0.2
Telecom Services	0.2
Retail-Restaurants	0.1
Distribution/Wholesale	0.1
E-Commerce/Services	0.1
Banks-Super Regional	0.1
Computer Services	0.1
Computer Aided Design	0.1
Oil Refining & Marketing	0.1
Machinery-Pumps	0.1
Machinery-General Industrial	0.1
Brewery	0.1
Electronic Components-Misc.	0.1
Semiconductor Components-Integrated Circuits	0.1
Industrial Automated/Robotic	0.1
Casino Services	0.1
Human Resources	0.1
Computer Software	0.1
Apparel Manufacturers	0.1
Building & Construction Products-Misc.	0.1
Textile-Apparel	0.1
Pharmacy Services	0.1
Building Products-Air & Heating	0.1
Retail-Jewelry	0.1
Metal-Diversified	0.1
Retail-Major Department Stores	0.1
Medical Labs & Testing Services	0.1
Drug Delivery Systems	0.1
Audio/Video Products	0.1
Medical-Hospitals	0.1
Instruments-Scientific	0.1
Building-Heavy Construction	0.1
Food-Dairy Products	0.1
Retail-Drug Store	0.1
Tools-Hand Held	0.1
Power Converter/Supply Equipment	0.1
Office Automation & Equipment	0.1
Electric Products-Misc.	0.1
Investment Companies	0.1
Precious Metals	0.1
Paper & Related Products	0.1
Computers-Periphery Equipment	0.1
Toys	0.1
Retail-Catalog Shopping	0.1

90.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$—	$6,235,321	#	$—	$6,235,321
United Kingdom	—	9,935,167	**	0	9,935,167
Other Countries	178,894,898	56,406,107	**	—	235,301,005
U.S. Government Treasuries	—	328,242,300		—	328,242,300
Options-Purchased	1,885,710	—		—	1,885,710
Short-Term Investment Securities	98,102,856	—		—	98,102,856

Total Investments at Value	$278,883,464	$400,818,895		$0	$679,702,359

Other Financial Instruments:†
Futures Contracts	$15,914,147	$—		$—	$15,914,147
Forward Foreign Currency Contracts	—	1,383,537		—	1,383,537

	$15,914,147	$1,383,537		$—	$17,297,684

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$38,584,266	$27,544	**	$—	$38,611,810
Forward Foreign Currency Contracts	—	2,862,596		—	2,862,596

	$38,584,266	$2,890,140		$—	$41,474,406

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
#	Amount includes $6,171,012 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Columbia Technology Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares Principal Amount	Value (Note 1)
COMMON STOCKS — 97.5%
Applications Software — 7.2%
Cerence, Inc.†	33,431	$707,400
Microsoft Corp.	20,800	3,727,568
Nuance Communications, Inc.†	24,288	490,617
salesforce.com, Inc.†	8,883	1,438,602
TeamViewer AG†	3,230	140,345

		6,504,532

Cellular Telecom — 0.6%
Cambium Networks Corp.†	26,508	151,891
T-Mobile US, Inc.†	4,100	359,980

		511,871

Commercial Services-Finance — 1.1%
Euronet Worldwide, Inc.†	2,523	231,510
Global Payments, Inc.	4,441	737,295

		968,805

Computer Aided Design — 4.2%
Synopsys, Inc.†	24,276	3,814,245

Computer Data Security — 2.4%
Fortinet, Inc.†	20,504	2,209,101

Computer Services — 1.2%
DXC Technology Co.	16,500	299,145
Genpact, Ltd.	22,593	777,877

		1,077,022

Computer Software — 3.1%
Cornerstone OnDemand, Inc.†	8,985	301,536
Dropbox, Inc., Class A†	56,382	1,185,150
Splunk, Inc.†	3,883	545,018
TiVo Corp.	116,200	816,886

		2,848,590

Computers — 6.4%
Apple, Inc.	17,178	5,046,897
Dell Technologies, Inc., Class C†	13,700	584,853
HP, Inc.	14,200	220,242

		5,851,992

Computers-Memory Devices — 4.5%
NetApp, Inc.	46,700	2,044,059
Western Digital Corp.	45,200	2,082,816

		4,126,875

Data Processing/Management — 2.7%
Fidelity National Information Services, Inc.	10,700	1,411,223
Fiserv, Inc.†	10,200	1,051,212

		2,462,435

E-Commerce/Products — 0.3%
eBay, Inc.	6,900	274,827

Electronic Components-Misc. — 1.6%
Advanced Energy Industries, Inc.†	17,900	995,240
SMART Global Holdings, Inc.†	16,918	427,856

		1,423,096

Electronic Components-Semiconductors — 20.0%
Broadcom, Inc.	15,863	4,308,708
Infineon Technologies AG	54,300	1,008,948
Inphi Corp.†	8,807	850,228
Intel Corp.	18,800	1,127,624
Marvell Technology Group, Ltd.	107,560	2,876,154
Micron Technology, Inc.†	64,623	3,094,796
ON Semiconductor Corp.†	136,147	2,184,479
Rambus, Inc.†	15,900	199,227
Synaptics, Inc.†	29,177	1,907,884
Xperi Corp.	35,617	544,228

		18,102,276

Enterprise Software/Service — 2.4%
Oracle Corp.	27,100	1,435,487
SailPoint Technologies Holding, Inc.†	18,450	342,985
Verint Systems, Inc.†	10,343	442,060

		2,220,532

Entertainment Software — 2.1%
Activision Blizzard, Inc.	26,321	1,677,437
Sciplay Corp., Class A†	20,754	218,955

		1,896,392

Finance-Credit Card — 4.2%
Pagseguro Digital, Ltd., Class A†	21,820	552,701
Visa, Inc., Class A	18,200	3,252,704

		3,805,405

Internet Infrastructure Software — 0.8%
F5 Networks, Inc.†	4,900	682,374

Internet Security — 2.8%
NortonLifeLock, Inc.	55,275	1,175,699
Palo Alto Networks, Inc.†	6,800	1,336,268

		2,511,967

Machinery-Electrical — 0.7%
Bloom Energy Corp. Class A†	79,367	608,745

Medical-Drugs — 1.3%
Coherus Biosciences, Inc.†	71,300	1,183,580

Networking Products — 1.5%
Cisco Systems, Inc.	21,523	912,145
Telefonaktiebolaget LM Ericsson ADR	54,700	462,762

		1,374,907

Real Estate Investment Trusts — 0.4%
American Tower Corp.	1,600	380,800

Semiconductor Components-Integrated Circuits — 2.9%
NXP Semiconductors NV	18,000	1,792,260
Renesas Electronics Corp.†	165,500	883,906

		2,676,166

Semiconductor Equipment — 14.0%
Applied Materials, Inc.	56,200	2,792,016
Lam Research Corp.	24,181	6,172,926
Teradyne, Inc.	60,303	3,771,349

		12,736,291

Telecommunication Equipment — 0.9%
CommScope Holding Co., Inc.†	27,100	298,371
Plantronics, Inc.	33,800	477,256

		775,627

Web Hosting/Design — 1.5%
GoDaddy, Inc., Class A†	19,793	1,374,228

Web Portals/ISP — 6.7%
Alphabet, Inc., Class A†	2,800	3,770,760
Alphabet, Inc., Class C†	1,703	2,296,768

		6,067,528

Total Long-Term Investment Securities (cost $72,002,361)		88,470,209

REPURCHASE AGREEMENTS — 2.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 04/30/2020, to be repurchased 05/01/2020 in the amount of $2,494,000 and collateralized by $2,430,000 of United States Treasury Notes, bearing interest at 2.13%, due 05/15/2022 and having an approximate value of $2,547,828 (cost $2,494,000)	$2,494,000	$2,494,000

TOTAL INVESTMENTS (cost $74,496,361)	100.3%	90,964,209
Liabilities in excess of other assets	(0.3)	(251,371)

NET ASSETS	100.0%	$90,712,838

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$86,437,010	$2,033,199	**	$—	$88,470,209
Repurchase Agreements	—	2,494,000		—	2,494,000

Total Investments at Value	$86,437,010	$4,527,199		$—	$90,964,209

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA DFA Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Principal Amount	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 4.9%
Auto-Cars/Light Trucks — 1.6%
Toyota Motor Credit Corp. FRS Senior Notes 1.47% (3 ML+0.15%) due 10/09/2020	$2,000,000	$1,994,840
Toyota Motor Credit Corp. FRS Senior Notes 1.59% (3 ML+0.28%) due 04/13/2021	300,000	298,396
Toyota Motor Credit Corp. FRS Senior Notes 1.83% (3 ML+0.13%) due 08/13/2021	2,830,000	2,792,710
Toyota Motor Credit Corp. FRS Senior Notes 1.89% (3 ML+0.54%) due 01/08/2021	1,141,000	1,136,643

		6,222,589

Computers — 2.1%
Apple, Inc. FRS Senior Notes 1.80% (3 ML+0.07%) due 05/11/2020	815,000	815,140
Apple, Inc. FRS Senior Notes 2.23% (3 ML+0.50%) due 02/09/2022	1,005,000	1,006,463
Apple, Inc. FRS Senior Notes 2.81% (3 ML+1.13%) due 02/23/2021	6,375,000	6,424,973

		8,246,576

Finance-Other Services — 0.2%
Equipment Intermediation, Inc. Notes 1.60% due 05/19/2020	1,000,000	999,925

Retail-Discount — 1.0%
Walmart, Inc. FRS Senior Notes 1.24% (3 ML+0.04%) due 06/23/2020	2,400,000	2,399,668
Walmart, Inc. Senior Notes 2.85% due 06/23/2020	1,656,000	1,661,766

		4,061,434

Total U.S. Corporate Bonds & Notes (cost $19,562,019)		19,530,524

FOREIGN CORPORATE BONDS & NOTES — 17.7%
Banks-Commercial — 6.1%
Bank of Montreal FRS Senior Notes 1.18% (3 ML+0.44%) due 06/15/2020	2,986,000	2,986,162
Bank of Montreal Senior Notes 3.10% due 07/13/2020	1,000,000	1,004,422
Canadian Imperial Bank of Commerce FRS Senior Notes 2.08% (3 ML+0.32%) due 02/02/2021	4,400,000	4,389,490
Dexia Credit Local SA FRS Government Liquidity Guar. Notes 1.16% (3 ML+0.32%) due 09/29/2020	4,000,000	4,003,920
Royal Bank of Canada FRS Senior Notes 1.15% (3 ML+0.39%) due 04/30/2021	2,511,000	2,508,447
Royal Bank of Canada FRS Senior Notes 1.23% (3 ML+0.24%) due 10/26/2020	954,000	952,182
Royal Bank of Canada Senior Notes 2.15% due 10/26/2020	2,217,000	2,231,150
Toronto-Dominion Bank FRS Senior Notes 1.10% (3 ML+0.26%) due 09/17/2020	2,302,000	2,298,683
Toronto-Dominion Bank FRS Senior Notes 1.23% (3 ML+0.24%) due 01/25/2021	2,000,000	1,993,840
Toronto-Dominion Bank Senior Notes 3.00% due 06/11/2020	2,175,000	2,180,440

		24,548,736

Banks-Export/Import — 0.3%
Svensk Exportkredit AB FRS Senior Notes 0.79% (3 ML+0.05%) due 12/14/2020	1,220,000	1,219,515

Banks-Special Purpose — 2.0%
BNG Bank NV FRS Senior Notes 1.41% (3 ML+0.10%) due 07/14/2020*	3,000,000	3,004,484
Nederlandse Waterschapsbank NV FRS Senior Notes 0.81% (3 ML+0.07%) due 12/15/2021*	4,000,000	3,998,237
NRW.Bank FRS Government Guar. Notes 1.77% (3 ML+0.04%) due 02/08/2021	1,000,000	1,000,100

		8,002,821

Diversified Banking Institutions — 0.8%
Bank of Nova Scotia FRS Senior Notes 1.64% (3 ML+0.29%) due 01/08/2021	2,800,000	2,790,191

Bank of Nova Scotia Senior Notes 2.35% due 10/21/2020	255,000	257,095

		3,047,286

Oil Companies-Integrated — 1.9%
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	3,000,000	3,000,482
Shell International Finance BV FRS Company Guar. Notes 2.18% (3 ML+0.45%) due 05/11/2020	1,800,000	1,800,047
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020	1,705,000	1,709,389
Total Capital SA Company Guar. Notes 4.45% due 06/24/2020	997,000	1,001,606

		7,511,524

Regional Authority — 0.5%
Province of Ontario, Canada Notes 0.46% due 09/17/2020	2,000,000	1,998,600

SupraNational Banks — 6.1%
African Development Bank FRS Senior Notes 0.75% (3 ML+0.01%) due 12/15/2021	3,500,000	3,496,472
Asian Development Bank FRS Senior Notes 0.75% (3 ML+0.01%) due 12/15/2021	11,500,000	11,469,525
EUROFIMA Senior Notes 1.75% due 05/29/2020	594,000	594,457
European Investment Bank Senior Notes 1.38% due 06/15/2020	3,500,000	3,502,978
Inter-American Development Bank FRS Senior Notes 1.22% (3 ML+0.00%) due 01/15/2022	20,000	19,941
Inter-American Development Bank FRS Senior Notes 1.44% (3 ML+0.22%) due 10/15/2020	2,500,000	2,504,125
International Finance Corp. FRS Senior Notes 0.75% (1 ML+0.13%) due 08/23/2021	3,000,000	2,999,829

		24,587,327

Total Foreign Corporate Bonds & Notes (cost $70,920,370)		70,915,809

FOREIGN GOVERNMENT OBLIGATIONS — 4.6%
Regional Agencies — 1.4%
Kommunekredit Senior Notes 1.63% due 06/12/2020	3,702,000	3,705,961
Municipality Finance PLC FRS Government Guar. Notes 1.74% (3 ML+0.05%) due 02/17/2021	2,000,000	1,999,472

		5,705,433

Regional Authority — 0.5%
Province of Ontario, Canada Senior Notes 1.88% due 05/21/2020	2,000,000	2,001,220

Sovereign Agency — 2.7%
Kommunalbanken AS FRS Senior Notes 0.82% (3 ML+0.04%) due 03/12/2021	4,000,000	3,998,434
Kommunalbanken AS FRS Senior Notes 0.82% (3 ML+0.04%) due 03/12/2021*	1,000,000	999,609
Kommunalbanken AS FRS Senior Notes 1.07% (3 ML+0.33%) due 06/16/2020	1,000,000	1,000,684
Kommunalbanken AS FRS Senior Notes 1.07% (3 ML+0.33%) due 06/16/2020*	4,786,000	4,789,273

		10,788,000

Total Foreign Government Obligations (cost $18,484,924)		18,494,653

U.S. GOVERNMENT AGENCIES — 0.8%
Federal Farm Credit Bank — 0.8%
Federal Farm Credit Bank FRS 0.84% (1 ML+0.05%) due 04/16/2021 (cost $3,200,000)	3,200,000	3,201,909

U.S. GOVERNMENT TREASURIES — 4.9%
United States Treasury Notes — 4.9%
United States Treasury Notes FRS 0.26% (3 M USBMMY+0.14%) due 04/30/2021	11,500,000	11,511,502
0.35% (3 M USBMMY + 0.22%) due 07/31/2021	8,000,000	8,015,687

Total U.S. Government Treasuries (cost $19,495,192)		19,527,189

Total Long-Term Investment Securities (cost $131,662,505)		131,670,084

SHORT-TERM INVESTMENT SECURITIES — 65.8%
Certificates of Deposit — 0.1%
Bank of Nova Scotia FRS 1.48% (3 ML+0.28%) due 09/21/2020	200,000	200,140
Oversea-Chinese Banking Corp., Ltd. FRS 0.81% (1 ML+0.14%) due 10/22/2020	2,000,000	1,998,876

		2,199,016

Commercial Paper — 42.0%
Banque Et Caisse 1.61% due 08/12/2020	7,500,000	7,490,358
Banque Et Caisse 1.67% due 05/07/2020	2,500,000	2,499,966
Banque Et Caisse 1.70% due 05/21/2020	1,000,000	999,908
BNG Bank NV 0.30% due 07/31/2020*	4,000,000	3,996,524
BNG Bank NV 1.72% due 06/10/2020*	1,000,000	999,712
Caisse des Depots et Consignations 0.44% due 08/27/2020*	5,200,000	5,194,672
Caisse des Depots et Consignations 0.63% due 08/17/2020*	5,500,000	5,494,904
Caisse des Depots et Consignations 1.66% due 05/05/2020*	1,000,000	999,988
DBS Bank, Ltd. 1.66% due 08/06/2020*	3,500,000	3,495,541
Eli Lilly & Co. 1.57% due 05/05/2020*	2,000,000	1,999,983
Erste Abwicklungsanstalt 0.43% due 07/22/2020*	5,000,000	4,999,654
Erste Abwicklungsanstalt 0.51% due 07/22/2020*	5,000,000	4,999,654
Erste Abwicklungsanstalt 1.73% due 05/14/2020*	1,500,000	1,499,931
Export Development Corp. 0.36% due 08/17/2020	8,000,000	7,990,481
Export Development Corp. 0.36% due 08/25/2020	3,750,000	3,744,881
Exxon Mobil Corp. 1.60% due 05/21/2020	3,000,000	2,999,199
KFW International Finance, Inc. 1.61% due 06/15/2020*	5,250,000	5,248,725
KFW International Finance, Inc. 1.63% due 05/06/2020*	1,000,000	999,987
Kingdom of Denmark 0.31% due 07/23/2020	6,000,000	5,994,960
Landesbank Hessen-Thueringen Girozentrale 0.44% due 07/28/2020*	3,500,000	3,496,513
Landesbank Hessen-Thueringen Girozentrale 0.64% due 07/21/2020*	2,000,000	1,998,374
Landesbank Hessen-Thueringen Girozentrale 1.68% due 06/17/2020*	5,000,000	4,998,733
Landesbank Hessen-Thueringen Girozentrale 1.70% due 07/13/2020*	1,000,000	999,377
Merck & Co., Inc. 0.65% due 08/04/2020*	5,000,000	4,989,333
Nederlandse Waterschapsbank NV 0.47% due 08/19/2020*	4,000,000	3,999,075
Nederlandse Waterschapsbank NV 0.47% due 08/21/2020*	3,500,000	3,499,286
NRW.Bank 1.68% due 05/22/2020*	5,000,000	4,999,829
Oesterreichische Kontrollbank AG 1.66% due 05/26/2020	3,000,000	2,999,571
Oesterreichische Kontrollbank AG 1.66% due 08/03/2020	7,000,000	6,992,851
Oversea-Chinese Banking Corp., Ltd. 0.45% due 06/25/2020*	500,000	499,613
Oversea-Chinese Banking Corp., Ltd. FRS 0.88% (1 ML + 0.05%)*	3,500,000	3,500,000
Oversea-Chinese Banking Corp., Ltd. 1.65% due 05/12/2020*	5,500,000	5,499,534
Pfizer, Inc. 0.88% due 07/16/2020*	6,500,000	6,496,107
Pfizer, Inc. 1.64% due 05/27/2020*	3,000,000	2,999,537
Province of British Columbia, Canada 0.40% due 10/21/2020	8,000,000	7,977,573
PSP Capital, Inc. 0.37% due 05/12/2020*	5,000,000	4,999,757
PSP Capital, Inc. 0.62% due 09/22/2020*	4,000,000	3,994,007
PSP Capital, Inc. 1.68% due 07/20/2020*	2,500,000	2,498,819
Queensland Treasury Corp. 1.63% due 05/14/2020	1,000,000	999,940
Queensland Treasury Corp. 1.73% due 07/01/2020	10,000,000	9,995,057
Shell International Finance BV 1.75% due 09/28/2020	3,000,000	2,983,679
Total Capital Canada, Ltd. 1.64% due 05/04/2020	3,000,000	2,999,984

		166,065,577

Registered Investment Companies — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.22%(1)	2,700,042	2,700,042

SupraNational Banks — 2.2%
Inter-American Development Bank 0.20% due 05/26/2020	2,000,000	1,999,875
International Bank for Reconstruction and Development 0.30% due 05/11/2020	5,000,000	4,999,962
International Bank for Reconstruction and Development 0.60% due 05/04/2020	2,000,000	1,999,950

		8,999,787

U.S. Government Agencies — 14.9%
Federal Home Loan Bank 0.00% due 07/02/2020	8,000,000	7,998,347
0.01% due 07/20/2020	7,000,000	6,998,133
0.12% due 05/05/2020	5,000,000	4,999,950
0.14% due 09/01/2020	8,880,000	8,876,056
0.15% due 05/29/2020	3,000,000	2,999,790
0.15% due 06/04/2020	14,250,000	14,248,654
0.15% due 06/22/2020	6,000,000	5,999,133
0.17% due 06/01/2020	3,500,000	3,499,699
1.57% due 05/08/2020	4,000,000	3,999,930

		59,619,692

U.S. Government Treasuries — 5.9%
United States Cash Management Bills 0.13% due 07/14/2020	6,500,000	6,498,864
0.16% due 09/08/2020	8,000,000	7,996,245
United States Treasury Bills zero coupon due 05/14/2020	7,000,000	6,999,798
0.01% due 05/14/2020	2,000,000	1,999,942

		23,494,849

Total Short-Term Investment Securities (cost $262,910,087)		263,078,963

TOTAL INVESTMENTS (cost $394,572,592)	98.7%	394,749,047
Other assets less liabilities	1.3	5,170,893

NET ASSETS	100.0%	$399,919,940

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2020, the aggregate value of these securities was $112,188,772 representing 28.1% of net assets.

(1)	The rate shown is the 7-day yield as of April 30, 2020.
FRS	— Floating Rate Security

The rates shown on FRS are the current interest rates as of April 30, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML— 1 Month USD LIBOR

3 ML— 3 Month USD LIBOR

3 M USBMMY— 3 Month U.S. Treasury Bill Money Market Yield

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$19,530,524	$—	$19,530,524
Foreign Corporate Bonds & Notes	—	70,915,809	—	70,915,809
Foreign Government Obligations	—	18,494,653	—	18,494,653
U.S. Government Agencies	—	3,201,909	—	3,201,909
U.S. Government Treasuries	—	19,527,189	—	19,527,189
Short-Term Investment Securities:				—
Registered Investment Companies	2,700,042	—	—	2,700,042
Other Short-Term Securities	—	260,378,921	—	260,378,921

Total Investments at Value	$2,700,042	$392,049,005	$—	$394,749,047

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Dogs of Wall Street Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 99.4%
Advertising Agencies — 3.2%
Omnicom Group, Inc.	190,439	$10,860,736

Aerospace/Defense — 3.0%
General Dynamics Corp.	76,495	9,991,777

Apparel Manufacturers — 3.2%
Ralph Lauren Corp.	149,075	10,998,754

Beverages-Non-alcoholic — 3.0%
Coca-Cola Co.	219,125	10,055,646

Chemicals-Diversified — 3.6%
Dow, Inc.	334,858	12,285,940

Computer Services — 3.3%
International Business Machines Corp.	89,066	11,183,127

Data Processing/Management — 3.2%
Paychex, Inc.	156,633	10,732,493

Distribution/Wholesale — 3.4%
Fastenal Co.	317,793	11,510,462

Diversified Banking Institutions — 3.2%
JPMorgan Chase & Co.	114,314	10,946,709

Diversified Manufacturing Operations — 9.8%
3M Co.	72,683	11,042,001
Eaton Corp. PLC	132,126	11,032,521
Illinois Tool Works, Inc.	67,708	11,002,550

		33,077,072

Electric Products-Misc. — 3.5%
Emerson Electric Co.	207,057	11,808,461

Electronic Components-Semiconductors — 3.2%
Texas Instruments, Inc.	93,856	10,893,866

Food-Meat Products — 3.3%
Tyson Foods, Inc., Class A	181,161	11,266,403

Food-Misc./Diversified — 3.1%
General Mills, Inc.	177,237	10,614,724

Human Resources — 3.7%
Robert Half International, Inc.	268,062	12,671,291

Instruments-Controls — 3.2%
Honeywell International, Inc.	76,318	10,829,524

Medical-Drugs — 3.4%
Pfizer, Inc.	295,822	11,347,732

Oil Companies-Integrated — 6.9%
Chevron Corp.	127,212	11,703,504
Exxon Mobil Corp.	252,695	11,742,737

		23,446,241

Pharmacy Services — 3.3%
CVS Health Corp.	181,903	11,196,130

Retail-Auto Parts — 3.6%
Genuine Parts Co.	152,408	12,082,906

Retail-Building Products — 3.5%
Home Depot, Inc.	53,450	11,749,914

Retail-Drug Store — 3.1%
Walgreens Boots Alliance, Inc.	239,891	10,384,881

Retail-Restaurants — 3.2%
McDonald’s Corp.	57,764	10,834,216

Telephone-Integrated — 3.1%
Verizon Communications, Inc.	180,363	10,361,854

Television — 3.7%
ViacomCBS, Inc., Class B	733,613	12,662,160

Tools-Hand Held — 3.7%
Snap-on, Inc.	96,422	12,562,822

Transport-Services — 3.0%
C.H. Robinson Worldwide, Inc.	141,270	10,016,043

Total Long-Term Investment Securities (cost $351,060,307)		336,371,884

REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 04/30/2020, to be repurchased 05/01/2020 in the amount of $1,920,000 collateralized by $1,870,000 of United States Treasury Notes, bearing interest at 2.13% due 05/15/2022 and having an approximate value of $1,960,674 (cost $1,920,000)	$1,920,000	1,920,000

TOTAL INVESTMENTS (cost $352,980,307)	100.0%	338,291,884
Other assets less liabilities	0.0	147,940

NET ASSETS	100.0%	$338,439,824

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$336,371,884	$—	$—	$336,371,884
Repurchase Agreements	—	1,920,000	—	1,920,000

Total Investments at Value	$336,371,884	$1,920,000	$—	$338,291,884

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 77.3%
Argentina — 0.0%
Banco Macro SA ADR	165	$2,691
Grupo Financiero Galicia SA ADR	331	2,357
YPF SA ADR	242	929

		5,977

Bermuda — 0.6%
Beijing Enterprises Water Group, Ltd.	58,000	22,078
Brilliance China Automotive Holdings, Ltd.	34,000	30,802
China Gas Holdings, Ltd.	25,200	91,986
China Resources Gas Group, Ltd.	12,000	67,212
COSCO SHIPPING Ports, Ltd.	12,000	6,374
Credicorp, Ltd.	707	105,357
GOME Retail Holdings, Ltd.†	268,000	30,977
Haier Electronics Group Co., Ltd.	19,000	52,634
Kunlun Energy Co., Ltd.	54,000	35,264
Nine Dragons Paper Holdings, Ltd.	22,000	21,236
Shenzhen International Holdings, Ltd.	13,500	25,926

		489,846

Brazil — 3.9%
AMBEV SA	60,600	126,373
Atacadao SA	4,400	16,183
B2W Cia Digital†	2,300	30,982
B3 SA - Brasil Bolsa Balcao	27,800	196,413
Banco Bradesco SA	21,340	68,911
Banco Bradesco SA (Preference Shares)	52,536	185,010
Banco BTG Pactual SA	3,300	25,670
Banco do Brasil SA	10,700	56,079
Banco Santander Brasil SA	5,400	26,812
BB Seguridade Participacoes SA	9,000	43,942
BR Malls Participacoes SA	4,300	7,939
Braskem SA, Class A (Preference Shares)	1,600	6,220
BRF SA†	6,400	22,821
CCR SA	13,100	29,751
Centrais Eletricas Brasileiras SA	3,600	16,054
Centrais Eletricas Brasileiras SA, Class B (Preference Shares)	2,300	11,775
Cia Brasileira de Distribuicao†	1,700	20,702
Cia de Saneamento Basico do Estado de Sao Paulo	3,300	24,323
Cia Energetica de Minas Gerais (Preference Shares)	11,800	20,658
Cia Siderurgica Nacional SA	6,500	10,710
Cielo SA	13,700	10,229
Cogna Educacao	15,600	15,893
Cosan SA	1,900	21,083
Embraer SA†	9,200	14,634
Energisa SA	3,100	24,912
Engie Brasil Energia SA	2,400	17,265
Equatorial Energia SA	12,800	43,146
Gerdau SA (Preference Shares)	11,500	24,828
Hapvida Participacoes e Investimentos SA*	1,900	18,322
Hypera SA	3,000	16,043
IRB Brasil Resseguros S/A	8,400	15,787
Itau Unibanco Holding SA (Preference Shares)	62,050	259,821
Itausa - Investimentos Itau SA (Preference Shares)	55,980	92,650
JBS SA	12,800	56,116
Klabin SA	10,400	34,062
Localiza Rent a Car SA	7,980	50,173
Lojas Americanas SA (Preference Shares)	9,500	43,465
Lojas Renner SA	10,500	74,127
Magazine Luiza SA	9,200	84,084
Multiplan Empreendimentos Imobiliarios SA	300	1,152
Natura & Co. Holding SA	7,300	47,683
Notre Dame Intermedica Participacoes SA	5,300	53,420
Petrobras Distribuidora SA	9,600	34,478
Petroleo Brasileiro SA	38,900	133,413
Petroleo Brasileiro SA (Preference Shares)	53,300	176,918
Porto Seguro SA	1,200	9,994
Raia Drogasil SA	2,900	55,878
Rumo SA†	14,800	53,861
Sul America SA	3,400	27,979
Suzano SA†	6,191	44,868
Telefonica Brasil SA (Preference Shares)	7,000	58,763
Tim Participacoes SA	9,300	21,822
Ultrapar Participacoes SA	8,300	22,132
Vale SA	40,700	335,755
WEG SA	11,000	80,792

		3,022,876

Cayman Islands — 17.6%
51job, Inc. ADR†	396	23,736
58.com, Inc. ADR†	1,158	60,158
AAC Technologies Holdings, Inc.	9,500	45,571
Agile Group Holdings, Ltd.	20,000	22,131
Airtac International Group	1,000	19,191
Alibaba Group Holding, Ltd. ADR†	22,002	4,459,145
ANTA Sports Products, Ltd.	15,000	128,162
Autohome, Inc. ADR	701	57,587
Baidu, Inc. ADR†	3,553	358,604
Best, Inc. ADR†	2,085	11,196
Bosideng International Holdings, Ltd.	36,000	9,738
Chailease Holding Co., Ltd.	14,830	55,725
China Aoyuan Group, Ltd.	14,000	16,020
China Conch Venture Holdings, Ltd.	24,000	113,629
China East Education Holdings, Ltd.†*	5,500	8,731
China Hongqiao Group, Ltd.	34,500	17,123
China Lesso Group Holdings, Ltd.	13,000	18,161
China Literature, Ltd.†*	2,200	9,766
China Medical System Holdings, Ltd.	14,000	16,474
China Mengniu Dairy Co., Ltd.	35,000	123,237
China Resources Cement Holdings, Ltd.	42,000	56,043
China Resources Land, Ltd.	34,000	136,598
China State Construction International Holdings, Ltd.	32,000	24,630
China Zhongwang Holdings, Ltd.	37,200	8,950
CIFI Holdings Group Co., Ltd.	30,000	22,232
Country Garden Holdings Co., Ltd.	99,000	124,860
Country Garden Services Holdings Co., Ltd.	14,689	67,800
Dali Foods Group Co., Ltd.*	23,000	14,166
ENN Energy Holdings, Ltd.	10,800	120,044
GDS Holdings, Ltd. ADR†	926	53,078
Geely Automobile Holdings, Ltd.	62,000	94,570
Greentown Service Group Co., Ltd.	12,000	15,704
Haidilao International Holding, Ltd.*	4,000	17,531

Haitian International Holdings, Ltd.	9,000	16,177
Hansoh Pharmaceutical Group Co., Ltd.†*	4,000	15,456
Hengan International Group Co., Ltd.	8,500	74,863
Huazhu Group, Ltd. ADR	1,624	58,480
Huya, Inc. ADR†	377	6,119
Innovent Biologics, Inc.†*	12,000	59,156
iQIYI, Inc. ADR†	1,501	25,472
JD.com, Inc. ADR†	9,425	406,218
JOYY, Inc. ADR†	623	37,978
Kaisa Group Holdings, Ltd.	19,000	7,202
Kingboard Holdings, Ltd.	10,000	24,516
Kingboard Laminates Holdings, Ltd.	15,500	14,910
Kingdee International Software Group Co., Ltd.	39,000	55,911
KWG Property Holding, Ltd.	15,000	21,694
Lee & Man Paper Manufacturing, Ltd.	12,000	7,260
Li Ning Co., Ltd.	26,000	81,396
Longfor Group Holdings, Ltd.*	23,000	113,987
Meituan Dianping, Class B†	13,000	172,691
Momo, Inc. ADR	1,746	42,044
NetEase, Inc. ADR	905	312,189
New Oriental Education & Technology Group, Inc. ADR†	1,850	236,171
Nexteer Automotive Group, Ltd.	7,000	3,610
NIO, Inc. ADR†	6,788	23,147
Noah Holdings, Ltd.†	510	14,158
Ping An Healthcare and Technology Co., Ltd.†*	3,400	46,837
Qudian, Inc. ADR†	647	1,119
Semiconductor Manufacturing International Corp.†	40,500	76,918
Shenzhou International Group Holdings, Ltd.	10,800	122,849
Shimao Property Holdings, Ltd.	15,000	60,161
Shui On Land, Ltd.	9,500	1,674
SINA Corp.†	604	20,397
Sino Biopharmaceutical, Ltd.	84,500	124,430
Sunny Optical Technology Group Co., Ltd.	9,400	130,247
TAL Education Group ADR†	4,979	269,812
Tencent Holdings, Ltd.	74,700	3,963,067
Tencent Music Entertainment Group ADR†	792	9,037
Tingyi Cayman Islands Holding Corp.	24,000	42,480
Trip.com Group, Ltd. ADR†	5,948	153,221
Uni-President China Holdings, Ltd.	12,000	11,909
Vipshop Holdings, Ltd. ADR†	5,409	86,165
Want Want China Holdings, Ltd.	66,000	46,550
Weibo Corp. ADR†	588	22,068
Wuxi Biologics Cayman, Inc.†*	7,000	108,557
Xiaomi Corp., Class B†*	107,800	140,806
Xinyi Solar Holdings, Ltd.	44,000	28,078
Zhen Ding Technology Holding, Ltd.	6,000	21,226
Zhenro Properties Group, Ltd.	14,000	8,962
Zhongsheng Group Holdings, Ltd.	10,000	39,816

		13,697,482

Chile — 0.7%
Aguas Andinas SA, Class A	3,101	1,040
Banco de Chile	855,619	75,426
Banco de Credito e Inversiones SA	908	33,712
Banco Santander Chile	1,205,716	51,772
Cencosud SA	19,290	23,336
Cia Cervecerias Unidas SA	2,181	15,674
Colbun SA	101,743	14,928
Embotelladora Andina SA (Preference Shares)	8,409	20,083
Empresa Nacional de Telecomunicaciones SA†	1,702	10,295
Empresas CMPC SA	10,105	21,785
Empresas COPEC SA	6,027	37,668
Enel Americas SA	607,793	99,734
Enel Chile SA	580,908	47,306
Falabella SA	12,831	35,040
Itau CorpBanca Chile SA	2,141,921	6,062
Latam Airlines Group SA	1,488	5,623
Sociedad Quimica y Minera de Chile SA, Class B (Preference Shares)	1,450	34,474

		533,958

China — 10.2%
3SBio, Inc.†*	21,500	21,763
A-Living Services Co., Ltd.*	4,500	24,610
Agricultural Bank of China, Ltd.	531,000	220,358
Aluminum Corp. of China, Ltd.†	60,000	12,705
Anhui Conch Cement Co., Ltd.	19,500	150,978
AviChina Industry & Technology Co., Ltd.	48,000	18,733
BAIC Motor Corp., Ltd.*	12,500	5,524
Bank of China, Ltd.	1,225,000	463,227
Bank of Communications Co., Ltd.	207,000	129,440
Baozun, Inc. ADR†	308	9,807
BBMG Corp.	54,000	13,654
Beijing Capital International Airport Co., Ltd.	16,000	10,751
BYD Co., Ltd.	7,500	46,108
CGN Power Co., Ltd.*	194,000	47,949
China Cinda Asset Management Co., Ltd.	297,000	57,006
China CITIC Bank Corp., Ltd.	175,000	85,251
China Coal Energy Co., Ltd.	66,000	17,401
China Communications Construction Co., Ltd.	89,000	58,706
China Communications Services Corp., Ltd.	32,000	22,355
China Construction Bank Corp.	1,324,000	1,067,486
China Everbright Bank Co., Ltd.	122,000	51,595
China Evergrande Group	22,000	38,072
China Galaxy Securities Co., Ltd.	87,500	44,461
China Huarong Asset Management Co., Ltd.*	311,000	34,750
China International Capital Corp., Ltd.*	28,800	44,046
China Life Insurance Co., Ltd.	106,000	223,487
China Longyuan Power Group Corp. Ltd.	40,000	19,641
China Merchants Bank Co., Ltd.	69,000	328,713
China Minsheng Banking Corp., Ltd.	177,500	131,363
China Molybdenum Co, Ltd.	45,000	13,497
China National Building Material Co., Ltd.	56,000	69,939
China Oilfield Services, Ltd.	24,000	18,497
China Pacific Insurance Group Co., Ltd.	42,600	138,327
China Petroleum & Chemical Corp.	384,000	191,166
China Railway Construction Corp., Ltd.	34,500	37,682
China Railway Group, Ltd.	71,000	42,744

China Railway Signal & Communication Corp., Ltd.†*	28,000	13,848
China Reinsurance Group Corp.	146,000	17,158
China Resources Pharmaceutical Group, Ltd.*	10,500	6,643
China Shenhua Energy Co., Ltd.	52,000	91,875
China Telecom Corp., Ltd.	230,000	78,781
China Tower Corp., Ltd.*	562,000	125,389
China Vanke Co., Ltd.	25,000	81,480
Chongqing Rural Commercial Bank Co., Ltd.	62,000	27,034
CITIC Securities Co., Ltd.	47,000	90,110
COSCO SHIPPING Energy Transporation Co., Ltd.	12,000	7,850
COSCO SHIPPING Holdings Co., Ltd.†	50,000	14,389
CRRC Corp., Ltd.	75,000	39,110
Datang International Power Generation Co., Ltd.	58,000	8,391
Dongfeng Motor Group Co., Ltd.	28,000	18,232
Fuyao Glass Industry Group Co., Ltd.*	6,000	12,981
Genscript Biotech Corp.†	10,000	17,436
GF Securities Co., Ltd.	42,800	46,541
Great Wall Motor Co., Ltd.	29,500	19,842
Guangzhou Automobile Group Co., Ltd.	31,200	27,620
Guangzhou R&F Properties Co., Ltd.	15,200	19,062
Guotai Junan Securities Co., Ltd.*	28,400	40,946
Haitong Securities Co., Ltd.	70,400	63,882
Huadian Power International Corp., Ltd.	26,000	8,999
Huaneng Power International, Inc.	50,000	18,862
Huatai Securities Co., Ltd.*	40,200	66,719
Industrial & Commercial Bank of China, Ltd.	944,000	633,693
Jiangsu Expressway Co., Ltd.	14,000	16,662
Jiangxi Copper Co., Ltd.	37,000	35,538
Kingsoft Corp., Ltd.†	13,000	44,308
Legend Holdings Corp.*	19,000	22,133
Logan Property Holdings Co., Ltd.	16,000	25,240
Luye Pharma Group, Ltd.*	5,500	2,670
Maanshan Iron & Steel Co., Ltd.	18,000	5,836
Meitu, Inc.†*	8,608	1,557
Metallurgical Corp of China, Ltd.	181,000	31,551
New China Life Insurance Co., Ltd.	12,200	41,438
People’s Insurance Co. Group of China, Ltd.	161,000	51,834
PetroChina Co., Ltd.	306,000	109,525
PICC Property & Casualty Co., Ltd.	100,000	93,928
Pinduoduo, Inc. ADR†	2,403	113,998
Ping An Insurance Group Co. of China, Ltd.	89,000	902,438
Postal Savings Bank of China Co., Ltd.*	149,000	88,470
Seazen Group, Ltd.	18,000	17,327
Shandong Weigao Group Medical Polymer Co., Ltd.	16,000	24,138
Shanghai Electric Group Co., Ltd.	134,000	41,059
Shanghai Fosun Pharmaceutical Group Co., Ltd.	5,500	20,907
Shanghai Pharmaceuticals Holding Co., Ltd.	3,200	5,626
Shenzhen Expressway Co., Ltd.	4,000	4,540
Sinopec Engineering Group Co., Ltd.	20,000	9,553
Sinopec Shanghai Petrochemical Co., Ltd.	52,000	14,068
Sinopharm Group Co., Ltd.	12,400	33,428
Sinotrans, Ltd.	54,000	13,104
Sunac China Holdings, Ltd.	31,000	134,131
TravelSky Technology, Ltd.	17,000	29,491
Tsingtao Brewery Co., Ltd.	6,000	36,303
Weichai Power Co., Ltd.	28,000	48,012
WuXi AppTec Co., Ltd.*	2,700	38,212
Xinjiang Goldwind Science & Technology Co., Ltd.	8,600	8,411
Yanzhou Coal Mining Co., Ltd.	30,000	22,649
Yihai International Holding, Ltd.	5,000	39,790
Yuzhou Properties Co., Ltd.	18,000	7,619
Zhaojin Mining Industry Co., Ltd.	9,500	10,689
Zhejiang Expressway Co., Ltd.	16,000	12,051
ZhongAn Online P&C Insurance Co., Ltd.†*	2,900	9,942
Zhuzhou CRRC Times Electric Co., Ltd.	6,700	20,558
Zijin Mining Group Co., Ltd.	90,000	37,031
Zoomlion Heavy Industry Science and Technology Co., Ltd.	19,000	15,235
ZTE Corp.†	15,000	42,257
ZTO Express Cayman, Inc. ADR	4,557	135,616

		7,927,538

Colombia — 0.2%
Bancolombia SA	3,240	20,722
Bancolombia SA (Preference Shares)	4,711	30,796
Ecopetrol SA	72,323	38,180
Grupo Argos SA	2,380	5,543
Grupo Aval Acciones y Valores (Preference Shares)	44,074	9,407
Grupo de Inversiones Suramericana SA	2,440	13,263
Interconexion Electrica SA ESP	5,984	27,509

		145,420

Czech Republic — 0.1%
CEZ AS	3,115	58,166

Greece — 0.3%
Alpha Bank AE†	16,020	11,769
Eurobank Ergasias Services and Holdings SA†	31,177	12,641
Hellenic Telecommunications Organization SA	6,187	81,335
JUMBO SA	2,371	37,215
Motor Oil Hellas Corinth Refineries SA	1,362	20,070
National Bank of Greece SA†	6,772	9,242
OPAP SA	3,738	33,684

		205,956

Hong Kong — 3.1%
Alibaba Health Information Technology, Ltd.†	42,000	100,883
Alibaba Pictures Group, Ltd.†	190,000	25,397
Beijing Enterprises Holdings, Ltd.	15,500	55,165
BYD Electronic International Co., Ltd.	11,500	26,434
China Education Group Holdings, Ltd.	4,000	6,720
China Everbright International, Ltd.	62,000	35,476
China Everbright, Ltd.	22,000	33,490
China Jinmao Holdings Group, Ltd.	70,000	48,508
China Merchants Port Holdings Co., Ltd.	20,000	25,412
China Mobile, Ltd.	82,500	659,860
China Overseas Land & Investment, Ltd.	48,000	173,013

China Power International Development, Ltd.	144,000	28,789
China Resources Beer Holdings Co., Ltd.	20,000	94,739
China Resources Power Holdings Co., Ltd.	24,000	28,340
China Taiping Insurance Holdings Co., Ltd.	24,000	40,191
China Traditional Chinese Medicine Holdings Co., Ltd.	14,000	6,155
China Unicom Hong Kong, Ltd.	96,000	61,674
CITIC, Ltd.	120,000	122,764
CNOOC, Ltd.	241,000	270,532
CSPC Pharmaceutical Group, Ltd.	56,000	109,187
Far East Horizon, Ltd.	44,000	35,009
Fosun International, Ltd.	56,000	69,523
Guangdong Investment, Ltd.	34,000	70,060
Hua Hong Semiconductor, Ltd.*	5,000	9,637
Hutchison China MediTech, Ltd. ADR†	590	12,691
Lenovo Group, Ltd.	112,000	59,971
Shanghai Industrial Holdings, Ltd.	46,000	77,090
Shenzhen Investment, Ltd.	42,000	13,656
Sino-Ocean Group Holdings, Ltd.	35,500	9,296
Sinotruk Hong Kong, Ltd.	8,500	17,025
SSY Group, Ltd.	12,000	8,473
Sun Art Retail Group, Ltd.	33,000	54,563
Towngas China Co., Ltd.	26,000	12,868
Wharf Holdings, Ltd.	1,000	1,868
Yuexiu Property Co., Ltd.	94,000	17,747

		2,422,206

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	3,532	22,474
OTP Bank Nyrt	2,259	67,145
Richter Gedeon Nyrt	151	3,239

		92,858

India — 2.4%
Axis Bank, Ltd. GDR	5,223	150,327
Dr. Reddy’s Laboratories, Ltd. ADR	618	31,635
GAIL India, Ltd. GDR	1,894	13,428
HDFC Bank, Ltd. ADR	1,024	44,390
ICICI Bank, Ltd. ADR	15,774	153,954
Infosys, Ltd. ADR	48,463	447,314
Larsen & Toubro, Ltd. GDR	6,624	76,913
Mahindra & Mahindra, Ltd. GDR	8,562	41,226
Reliance Industries, Ltd. GDR*	20,160	772,128
State Bank of India GDR†	1,941	48,881
Tata Motors, Ltd. ADR†	824	4,878
Vedanta, Ltd. ADR	2,524	11,408
Wipro, Ltd. ADR	11,420	37,572

		1,834,054

Indonesia — 1.4%
Ace Hardware Indonesia Tbk PT	135,400	13,824
Adaro Energy Tbk PT	163,000	10,057
Astra International Tbk PT	250,700	64,818
Bank Central Asia Tbk PT	144,000	250,032
Bank Mandiri Persero Tbk PT	249,900	74,816
Bank Negara Indonesia Persero Tbk PT	100,100	27,541
Bank Rakyat Indonesia Persero Tbk PT	748,100	136,659
Bank Tabungan Negara Persero Tbk PT	30,900	1,813
Barito Pacific Tbk PT†	349,300	33,846
Bukit Asam Tbk PT	30,400	3,826
Bumi Serpong Damai Tbk PT†	24,700	1,166
Charoen Pokphand Indonesia Tbk PT	81,100	25,045
Gudang Garam Tbk PT	7,800	23,744
Hanjaya Mandala Sampoerna Tbk PT	135,900	14,453
Indah Kiat Pulp & Paper Corp. PT	24,100	8,973
Indocement Tunggal Prakarsa Tbk PT	24,100	18,847
Indofood CBP Sukses Makmur Tbk PT	29,600	19,596
Indofood Sukses Makmur Tbk PT	50,400	22,080
Jasa Marga Persero Tbk PT	9,100	1,925
Kalbe Farma Tbk PT	242,700	23,474
Pabrik Kertas Tjiwi Kimia Tbk PT	12,200	4,070
Perusahaan Gas Negara Tbk PT	122,700	7,017
Semen Indonesia Persero Tbk PT	40,200	21,459
Telekomunikasi Indonesia Persero Tbk PT	714,200	167,854
Unilever Indonesia Tbk PT	111,300	61,564
United Tractors Tbk PT	21,200	23,202
XL Axiata Tbk PT†	35,900	6,100

		1,067,801

Jersey — 0.0%
WNS Holdings, Ltd. ADR†	651	31,801

Luxembourg — 0.1%
Globant SA†	417	48,235
Reinet Investments SCA	625	10,005

		58,240

Malaysia — 1.6%
AMMB Holdings Bhd	5,600	3,868
Axiata Group Bhd	39,000	35,567
British American Tobacco Malaysia Bhd	800	2,345
CIMB Group Holdings Bhd	65,200	52,008
Dialog Group Bhd	67,800	52,168
DiGi.Com Bhd	49,500	53,238
Fraser & Neave Holdings Bhd	2,900	21,385
Gamuda Bhd	27,600	20,536
Genting Bhd	18,400	17,729
Genting Malaysia Bhd	25,500	13,977
HAP Seng Consolidated Bhd	59,500	101,551
Hong Leong Bank Bhd	8,100	24,967
Hong Leong Financial Group Bhd	2,700	8,177
IHH Healthcare Bhd	14,900	18,097
IJM Corp. Bhd	33,600	12,929
IOI Corp. Bhd	13,000	12,255
Kuala Lumpur Kepong Bhd	2,700	13,162
Malayan Banking Bhd	75,500	132,547
Malaysia Airports Holdings Bhd	4,900	5,960
Maxis Bhd	36,600	46,466
MISC Bhd	18,300	33,526
Nestle Malaysia Bhd	800	25,976
Petronas Chemicals Group Bhd	31,400	40,534
Petronas Dagangan Bhd	4,400	20,558
Petronas Gas Bhd	11,300	40,413
PPB Group Bhd	7,800	29,818
Press Metal Aluminium Holdings Bhd	18,200	16,583
Public Bank Bhd	41,600	157,891
QL Resources Bhd	3,300	6,179
RHB Bank Bhd	20,200	22,219
Sime Darby Bhd	51,800	23,988
Sime Darby Plantation Bhd	13,700	15,641
Telekom Malaysia Bhd	14,400	13,448

Tenaga Nasional Bhd	48,500	137,822
Westports Holdings Bhd	1,000	834
YTL Corp. Bhd	81,000	14,326

		1,248,688

Mexico — 1.5%
Alfa SAB de CV, Class A	38,000	15,562
Alsea SAB de CV†	3,800	3,119
America Movil SAB de CV, Series L	444,500	268,533
Arca Continental SAB de CV	9,100	34,986
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	2,756	1,526
Cemex SAB de CV CPO	174,400	36,905
Coca-Cola Femsa SAB de CV	6,700	26,813
El Puerto de Liverpool SAB de CV, Class C1	3,000	7,573
Fibra Uno Administracion SA de CV	44,000	36,531
Fomento Economico Mexicano SAB de CV	26,400	170,344
Gruma SAB de CV, Class B	1,415	13,397
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,800	23,591
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,005	20,034
Grupo Bimbo SAB de CV, Class A	15,600	22,875
Grupo Carso SAB de CV, Class A1	6,500	12,913
Grupo Financiero Banorte SAB de CV, Class O	33,200	90,890
Grupo Financiero Inbursa SAB de CV, Class O	26,900	16,061
Grupo Mexico SAB de CV, Class B	46,100	98,030
Grupo Televisa SAB CPO	28,200	29,872
Industrias Penoles SAB de CV	1,430	10,947
Infraestructura Energetica Nova SAB de CV	8,300	27,544
Kimberly-Clark de Mexico SAB de CV, Class A	20,700	29,245
Megacable Holdings SA de CV	1,800	4,481
Orbia Advance Corp SAB de CV	14,600	17,368
Promotora y Operadora de Infraestructura SAB de CV†	1,870	12,959
Wal-Mart de Mexico SAB de CV	71,100	171,606

		1,203,705

Peru — 0.0%
Cia de Minas Buenaventura SAA ADR	1,326	9,932

Philippines — 0.7%
Aboitiz Equity Ventures, Inc.	31,990	26,082
Aboitiz Power Corp.	14,300	7,725
Alliance Global Group, Inc.†	5,430	691
Altus San Nicolas Corp.†(1)(2)	458	47
Ayala Corp.	4,855	55,097
Ayala Land, Inc.	83,300	50,935
Bank of the Philippine Islands	11,600	13,282
BDO Unibank, Inc.	26,150	51,935
Globe Telecom, Inc.	450	19,299
GT Capital Holdings, Inc.	1,737	15,466
International Container Terminal Services, Inc.	9,140	16,141
JG Summit Holdings, Inc.	41,250	41,429
Jollibee Foods Corp.	3,440	9,708
Manila Electric Co.	4,750	23,784
Metro Pacific Investments Corp.	95,000	4,787
Metropolitan Bank & Trust Co.	24,723	19,006
PLDT, Inc.	1,050	26,584
Robinsons Land Corp.	11,800	3,486
Security Bank Corp.	2,670	5,415
SM Investments Corp.	4,310	70,209
SM Prime Holdings, Inc.	114,900	68,565
Universal Robina Corp.	8,490	20,742

		550,415

Poland — 0.4%
Bank Polska Kasa Opieki SA	1,231	15,445
CCC SA	34	426
CD Projekt SA	986	85,130
Cyfrowy Polsat SA	710	4,375
Dino Polska SA†*	324	13,652
Grupa Lotos SA	632	9,516
KGHM Polska Miedz SA†	903	16,788
LPP SA	12	18,806
Orange Polska SA†	4,891	8,232
PGE Polska Grupa Energetyczna SA†	4,324	4,303
Polski Koncern Naftowy Orlen SA	3,203	48,217
Polskie Gornictwo Naftowe I Gazownictwo SA	3,390	3,038
Powszechna Kasa Oszczednosci Bank Polski SA	7,729	41,003
Powszechny Zaklad Ubezpieczen SA	5,818	42,514
Santander Bank Polska SA	222	8,719

		320,164

Qatar — 0.5%
Commercial Bank PQSC	5,112	5,608
Industries Qatar QSC	10,107	19,542
Mesaieed Petrochemical Holding Co.	39,873	19,697
Qatar Electricity & Water Co. QSC	10,899	45,157
Qatar Fuel QSC	4,018	17,647
Qatar Islamic Bank SAQ	2,994	12,705
Qatar National Bank Q.P.S.C.	51,322	242,246

		362,602

Romania — 0.0%
NEPI Rockcastle PLC	812	3,425

Russia — 3.4%
Gazprom PJSC ADR	118,101	600,510
Lukoil PJSC ADR	8,879	582,536
Magnit PJSC GDR	4,750	52,565
MMC Norilsk Nickel PJSC ADR	14,606	406,381
Mobile TeleSystems PJSC ADR	7,742	66,349
Novatek PJSC GDR	1,601	225,082
PhosAgro PJSC GDR	1,621	19,589
Rosneft GDR	33,704	151,374
Rostelecom PJSC ADR	13,027	86,193
Severstal PJSC GDR	7,309	87,373
Surgutneftegas OJSC ADR	28,889	144,516
Tatneft PJSC ADR	5,417	242,149

		2,664,617

Saudi Arabia — 2.2%
Advanced Petrochemical Co.	2,678	31,780
Al Rajhi Bank	16,006	243,018
Alinma Bank†	8,834	37,399
Almarai Co. JSC	2,945	38,544
Bank Al-Jazira	3,653	11,616
Bank AlBilad	3,771	22,772
Banque Saudi Fransi	6,662	54,722
Bupa Arabia for Cooperative Insurance Co.	549	15,663
Co. for Cooperative Insurance†	717	13,817
Etihad Etisalat Co.†	5,044	37,258

Jarir Marketing Co.	1,897	74,398
National Commercial Bank	16,137	159,078
National Industrialization Co.†	2,888	7,783
Rabigh Refining & Petrochemical Co.†	3,142	11,422
Riyad Bank	15,176	68,529
Samba Financial Group	12,457	77,684
Saudi Airlines Catering Co.	480	10,179
Saudi Arabian Fertilizer Co.	2,627	49,418
Saudi Arabian Mining Co.†	5,708	56,570
Saudi Arabian Oil Co.*	15,063	126,575
Saudi Basic Industries Corp.	10,708	212,863
Saudi British Bank	8,531	55,834
Saudi Cement Co.	1,065	14,892
Saudi Electricity Co.	16,225	73,556
Saudi Industrial Investment Group	3,509	17,333
Saudi Kayan Petrochemical Co.†	7,478	17,213
Saudi Telecom Co.	5,892	141,713
Savola Group	2,351	25,294
Yanbu National Petrochemical Co.	3,610	43,106

		1,750,029

Singapore — 0.0%
BOC Aviation, Ltd.*	3,600	23,665

South Africa — 2.9%
Absa Group, Ltd.	7,920	39,063
Anglo American Platinum, Ltd.	649	34,265
AngloGold Ashanti, Ltd.	5,010	123,040
Aspen Pharmacare Holdings, Ltd.†	3,568	22,275
Bid Corp., Ltd.	4,050	52,843
Bidvest Group, Ltd.	3,804	30,938
Capitec Bank Holdings, Ltd.	583	28,328
Clicks Group, Ltd.	2,916	36,324
Discovery, Ltd.	3,488	18,281
Exxaro Resources, Ltd.	2,480	14,443
FirstRand, Ltd.	43,473	95,039
Fortress REIT, Ltd., Class A	19,222	10,308
Foschini Group, Ltd.	3,201	12,624
Gold Fields, Ltd.	9,592	71,042
Growthpoint Properties, Ltd.	46,809	35,227
Impala Platinum Holdings, Ltd.	9,958	60,382
Investec, Ltd.	5,894	12,225
Kumba Iron Ore, Ltd.	608	11,571
Liberty Holdings, Ltd.	1,154	4,395
Life Healthcare Group Holdings, Ltd.	2,028	1,956
Momentum Metropolitan Holdings	10,299	9,733
Mr. Price Group, Ltd.	3,055	21,313
MTN Group, Ltd.	21,228	55,762
MultiChoice Group, Ltd.†	4,260	20,061
Naspers, Ltd., Class N	5,618	878,714
Nedbank Group, Ltd.	3,790	21,904
Ninety One, Ltd.†	2,947	6,209
Northam Platinum, Ltd.†	4,312	20,815
Old Mutual, Ltd.	61,084	44,277
Pepkor Holdings, Ltd.*	14,083	9,215
Pick n Pay Stores, Ltd.	1,833	5,681
PSG Group, Ltd.	1,760	15,117
Rand Merchant Investment Holdings, Ltd.	3,816	5,154
Redefine Properties, Ltd.	69,382	8,508
Remgro, Ltd.	6,459	47,782
Resilient REIT, Ltd.	246	466
RMB Holdings, Ltd.	8,789	25,153
Sanlam, Ltd.	23,507	75,166
Sasol, Ltd.†	6,882	32,316
Shoprite Holdings, Ltd.	4,805	27,791
SPAR Group, Ltd.	1,629	15,556
Standard Bank Group, Ltd.	15,601	86,056
Tiger Brands, Ltd.	609	5,939
Vodacom Group, Ltd.	7,747	51,548
Woolworths Holdings, Ltd.	12,413	20,443

		2,225,248

South Korea — 9.7%
Amorepacific Corp.	373	53,898
Amorepacific Corp. (Preference Shares)	34	1,754
AMOREPACIFIC Group	221	10,491
BGF retail Co., Ltd.	67	8,624
BNK Financial Group, Inc.	676	2,781
Celltrion Healthcare Co., Ltd.†	360	24,916
Celltrion Pharm, Inc.†	93	5,410
Celltrion, Inc.†	1,226	211,011
Cheil Worldwide, Inc.	421	6,054
CJ CheilJedang Corp.	2	449
CJ Corp.	131	8,743
CJ Corp. (Preference Shares)	33	1,561
CJ ENM Co., Ltd.	22	2,321
CJ Logistics Corp.†	104	12,599
Coway Co, Ltd.	697	34,896
Daelim Industrial Co., Ltd.	260	18,620
Daewoo Engineering & Construction Co., Ltd.†	1,737	5,100
Daewoo Shipbuilding & Marine Engineering Co., Ltd.†	59	835
DB Insurance Co., Ltd.	378	13,616
Doosan Bobcat, Inc.	431	8,356
E-MART Inc.	128	12,650
Fila Holdings Corp.	453	13,012
GS Engineering & Construction Corp.	481	10,041
GS Holdings Corp.	778	24,451
GS Retail Co., Ltd.	312	9,654
Hana Financial Group, Inc.	3,389	77,181
Hankook Tire & Technology Co., Ltd.	256	4,429
Hanmi Pharm Co., Ltd.	14	2,964
Hanmi Science Co., Ltd.	77	1,791
Hanon Systems	1,397	10,414
Hanwha Corp.	134	2,254
Hanwha Solutions Corp.	865	10,389
HDC Hyundai Development Co-Engineering & Construction, Class E	34	528
Helixmith Co., Ltd.†	242	13,280
HLB, Inc.†	372	29,152
Hotel Shilla Co., Ltd.	378	26,191
Hyundai Department Store Co., Ltd.	76	4,504
Hyundai Engineering & Construction Co., Ltd.	928	26,831
Hyundai Glovis Co., Ltd.	260	21,747
Hyundai Heavy Industries Holdings Co., Ltd.	129	25,466
Hyundai Marine & Fire Insurance Co., Ltd.	286	6,103
Hyundai Mobis Co., Ltd.	811	113,460
Hyundai Motor Co.	1,717	132,526
Hyundai Motor Co. (2nd Preference Shares)	456	22,012
Hyundai Motor Co. (Preference Shares)	310	14,533
Hyundai Steel Co.	568	10,121
Industrial Bank of Korea	1,761	11,468
Kakao Corp.	595	90,234

Kangwon Land, Inc.	1,081	22,308
KB Financial Group, Inc.	4,878	139,834
KCC Corp.	58	7,788
KCC Glass Corp.†	55	1,311
Kia Motors Corp.	3,016	73,754
KMW Co., Ltd.†	329	16,383
Korea Aerospace Industries, Ltd.	1,094	23,147
Korea Electric Power Corp.†	3,245	63,704
Korea Gas Corp.	445	9,890
Korea Investment Holdings Co., Ltd.	819	33,317
Korea Shipbuilding & Offshore Engineering Co., Ltd.†	424	28,474
Korea Zinc Co., Ltd.	113	35,903
KT&G Corp.	1,809	120,669
Kumho Petrochemical Co., Ltd.	107	6,731
LG Chem, Ltd.	595	184,851
LG Chem, Ltd. (Preference Shares)	69	9,823
LG Corp.	1,376	69,422
LG Display Co., Ltd.†	2,324	21,176
LG Electronics, Inc.	1,481	67,005
LG Household & Health Care, Ltd.	112	126,681
LG Household & Health Care, Ltd. (Preference Shares)	13	7,762
LG Innotek Co., Ltd.	151	16,444
LG Uplus Corp.	1,404	15,435
Lotte Chemical Corp.	184	32,247
Lotte Corp.	144	4,707
Lotte Shopping Co., Ltd.	61	4,951
Medy-Tox, Inc.	47	4,434
Meritz Securities Co., Ltd.	7,855	21,175
Mirae Asset Daewoo Co., Ltd.	11,798	53,657
NAVER Corp.	1,764	287,188
NCSoft Corp.	237	124,253
Netmarble Corp.†*	413	32,260
NH Investment & Securities Co., Ltd.	4,667	37,291
OCI Co., Ltd.†	20	659
Orion Corp.	183	18,531
Pan Ocean Co., Ltd.†	524	1,489
PearlAbyss Corp.†	99	15,655
POSCO	1,001	150,617
POSCO Chemical Co., Ltd.	109	4,658
Posco International Corp.	660	7,611
S-1 Corp.	98	6,927
S-Oil Corp.	552	31,850
Samsung Biologics Co, Ltd.†*	189	90,401
Samsung C&T Corp.	1,121	97,904
Samsung Card Co.	444	10,858
Samsung Electro-Mechanics Co., Ltd.	692	64,784
Samsung Electronics Co., Ltd.	62,402	2,571,406
Samsung Electronics Co., Ltd. (Preference Shares)	10,859	378,183
Samsung Engineering Co., Ltd.†	2,047	19,440
Samsung Fire & Marine Insurance Co., Ltd.	360	55,962
Samsung Heavy Industries Co., Ltd.†	3,900	13,793
Samsung Life Insurance Co., Ltd.	803	32,110
Samsung SDI Co., Ltd.	698	167,643
Samsung SDS Co., Ltd.	539	72,168
Samsung Securities Co. Ltd.	2,163	53,678
Shinhan Financial Group Co., Ltd.	5,844	145,320
Shinsegae Co., Inc.	77	16,831
SK Holdings Co., Ltd.	463	69,500
SK Hynix, Inc.	7,011	477,090
SK Innovation Co., Ltd.	705	57,214
SK Telecom Co., Ltd.	255	44,080
Woori Financial Group, Inc.	4,775	33,226
Yuhan Corp.	100	3,855

		7,576,839

Taiwan — 10.8%
Accton Technology Corp.	8,000	57,341
Acer, Inc.	67,000	37,072
Advantech Co., Ltd.	7,000	65,748
ASE Technology Holding Co., Ltd.	44,000	96,965
Asia Cement Corp.	22,000	32,029
Asustek Computer, Inc.	11,000	74,198
AU Optronics Corp.	76,000	19,826
Catcher Technology Co., Ltd.	9,000	67,895
Cathay Financial Holding Co., Ltd.	95,000	126,200
Chang Hwa Commercial Bank, Ltd.	75,681	49,344
Cheng Shin Rubber Industry Co., Ltd.	16,000	18,341
Chicony Electronics Co., Ltd.	11,065	31,110
China Development Financial Holding Corp.	127,000	38,088
China Life Insurance Co., Ltd.†	17,160	11,582
China Steel Corp.	183,000	121,676
Chunghwa Telecom Co., Ltd.	61,000	223,921
Compal Electronics, Inc.	161,000	102,326
CTBC Financial Holding Co., Ltd.	212,000	140,434
Delta Electronics, Inc.	25,000	115,960
E.Sun Financial Holding Co., Ltd.	125,178	112,697
Eclat Textile Co., Ltd.	2,000	19,706
Far Eastern New Century Corp.	42,000	36,210
Far EasTone Telecommunications Co., Ltd.	24,000	53,230
Feng TAY Enterprise Co., Ltd.	3,400	19,151
First Financial Holding Co., Ltd.	137,015	99,952
Formosa Chemicals & Fibre Corp.	46,000	115,434
Formosa Petrochemical Corp.	16,000	47,566
Formosa Plastics Corp.	57,000	165,731
Formosa Taffeta Co., Ltd.	20,000	22,684
Foxconn Technology Co., Ltd.	11,000	20,941
Fubon Financial Holding Co., Ltd.	86,000	120,645
Giant Manufacturing Co., Ltd.	1,000	5,835
Globalwafers Co., Ltd.	2,000	25,372
Hiwin Technologies Corp.	2,183	20,563
Hon Hai Precision Industry Co., Ltd.	163,200	415,553
Hotai Motor Co., Ltd.	4,000	72,740
Hua Nan Financial Holdings Co., Ltd.	108,485	69,875
Innolux Corp.	50,000	10,771
Inventec Corp.	63,000	49,291
Largan Precision Co., Ltd.	1,000	136,609
Lite-On Technology Corp.	36,000	55,843
MediaTek, Inc.	19,000	259,774
Mega Financial Holding Co., Ltd.	142,000	142,116
Micro-Star International Co., Ltd.	12,000	36,933
Nan Ya Plastics Corp.	79,000	172,446
Nanya Technology Corp.	13,000	27,616
Nien Made Enterprise Co., Ltd.	2,000	15,119
Novatek Microelectronics Corp.	6,000	37,054
Pegatron Corp.	31,000	67,659
Phison Electronics Corp.	1,000	9,377
Pou Chen Corp.	34,000	31,688
Powertech Technology, Inc.	7,000	23,364
President Chain Store Corp.	7,000	72,223
Quanta Computer, Inc.	54,000	116,063
Realtek Semiconductor Corp.	5,000	42,353
Ruentex Industries, Ltd.	2,000	4,560
Shanghai Commercial & Savings Bank, Ltd.	34,000	49,469
Shin Kong Financial Holding Co., Ltd.	95,598	26,964
SinoPac Financial Holdings Co., Ltd.	118,860	47,988

Synnex Technology International Corp.	28,000	37,237
Taishin Financial Holding Co., Ltd.	96,770	40,839
Taiwan Business Bank	9,200	3,300
Taiwan Cement Corp.	64,486	92,190
Taiwan Cooperative Financial Holding Co., Ltd.	133,746	88,987
Taiwan High Speed Rail Corp.	13,000	14,736
Taiwan Mobile Co., Ltd.	24,000	86,294
Taiwan Semiconductor Manufacturing Co., Ltd.	320,000	3,215,830
Tatung Co., Ltd.†	16,000	11,379
Uni-President Enterprises Corp.	50,000	115,652
United Microelectronics Corp.	126,000	65,354
Vanguard International Semiconductor Corp.	9,000	20,826
Walsin Technology Corp.†	3,000	21,238
Win Semiconductors Corp.	4,000	35,783
Winbond Electronics Corp.	24,000	11,007
Wistron Corp.	51,027	47,411
Wiwynn Corp.	1,000	25,454
WPG Holdings, Ltd.	30,000	38,738
Yageo Corp.	3,000	38,961
Yuanta Financial Holding Co., Ltd.	132,000	74,409

		8,394,846

Thailand — 1.8%
Advanced Info Service PCL NVDR	14,200	86,338
Airports of Thailand PCL NVDR	62,200	118,663
Bangkok Bank PCL	3,200	10,179
Bangkok Dusit Medical Services PCL NVDR	126,400	80,180
Bangkok Expressway & Metro PCL NVDR	104,700	30,057
Banpu Public Co., Ltd. NVDR	25,700	4,569
Berli Jucker PCL NVDR	16,800	20,654
BTS Group Holdings PCL NVDR	59,400	20,949
Central Pattana PCL NVDR†	34,400	51,330
Central Retail Corp. PCL†	6,808	7,677
Charoen Pokphand Foods PCL NVDR	51,700	42,849
CP ALL PCL NVDR†	81,700	177,884
Electricity Generating PCL NVDR	4,000	34,764
Energy Absolute PCL NVDR	22,100	27,067
Gulf Energy Development PCL NVDR	38,500	45,759
Home Product Center PCL NVDR	84,300	35,343
Indorama Ventures PCL NVDR	24,900	21,889
Intouch Holdings PCL NVDR	26,100	42,867
IRPC PCL NVDR	82,100	6,740
Kasikornbank PCL NVDR	9,100	24,044
Krung Thai Bank PCL NVDR	47,200	15,799
Land & Houses PCL NVDR	102,700	23,143
Minor International PCL NVDR	35,300	22,863
Muangthai Capital PCL NVDR†	8,600	12,311
PTT Exploration & Production PCL NVDR	18,100	46,183
PTT Global Chemical PCL NVDR	28,700	33,174
PTT PCL NVDR	158,200	172,161
Ratch Group PCL NVDR	8,600	17,417
Siam Cement PCL NVDR	11,200	118,474
Siam Commercial Bank PCL NVDR	11,600	24,188
Thai Oil PCL NVDR	15,100	18,939
Thai Union Group PCL NVDR	37,600	15,144
TMB Bank PCL NVDR	153,000	4,449
Total Access Communication PCL NVDR	6,300	8,153
True Corp. PCL NVDR	147,500	15,100

		1,437,300

Turkey — 0.2%
Akbank Turk AS†	27,535	22,950
Anadolu Efes Biracilik Ve Malt Sanayii AS	85	224
Arcelik AS†	2,592	6,088
Aselsan Elektronik Sanayi Ve Ticaret AS	80	311
BIM Birlesik Magazalar AS	4,761	37,720
Eregli Demir ve Celik Fabrikalari TAS	13,128	15,088
Haci Omer Sabanci Holding AS	3,271	3,832
KOC Holding AS	11,518	25,303
Tupras Turkiye Petrol Rafinerileri AS†	1,390	18,037
Turkcell Iletisim Hizmetleri AS	10,391	20,688
Turkiye Garanti Bankasi AS†	20,034	23,606
Turkiye Is Bankasi, Class C†	9,796	6,859

		180,706

United Arab Emirates — 0.6%
Abu Dhabi Commercial Bank PJSC	38,793	46,430
Aldar Properties PJSC	37,145	18,328
DP World PLC	1,204	19,236
Dubai Islamic Bank PJSC	50,706	50,456
Emaar Malls PJSC†	25,719	8,942
Emaar Properties PJSC†	29,857	21,950
Emirates Telecommunications Group Co. PJSC	44,717	188,338
First Abu Dhabi Bank PJSC	40,371	126,143

		479,823

United States — 0.3%
Southern Copper Corp.	832	26,990
Yum China Holdings, Inc.	4,591	222,480

		249,470

Total Common Stocks (cost $70,553,789)		60,275,653

EXCHANGE-TRADED FUNDS — 9.5%
United States — 9.5%
iShares MSCI Emerging Markets ETF	98,217	3,598,671
iShares MSCI India ETF	140,086	3,789,326

Total Exchange-Traded Funds (cost $9,026,071)		7,387,997

WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings PCL NVDR Expires 02/16/2021 (strike price THB 14.00)†	5,940	180
Minor International PCL Expires 09/30/2021 (strike price THB 43.00)† (cost $0)	1,765	122

		302

RIGHTS — 0.0%
South Korea — 0.0%
HLB, Inc. Expires 06/03/2020† (cost $0)	37	525

Total Long-Term Investment Securities (cost $79,579,860)		67,664,477

SHORT-TERM INVESTMENT SECURITIES — 1.9%
United States Treasury Bills 0.08% due 02/25/2021(3)	200,000	199,750

0.15% due 03/25/2021(3)	100,000	99,872
0.17% due 12/31/2020(3)	250,000	249,769
0.34% due 08/13/2020(3)	200,000	199,939
0.54% due 05/05/2020(3)	100,000	100,000
1.54% due 05/07/2020(3)	350,000	349,997
1.54% due 07/02/2020(3)	200,000	199,969
1.57% due 06/25/2020(3)	100,000	99,990

Total Short-Term Investment Securities (cost $1,498,393)		1,499,286

TOTAL INVESTMENTS (cost $81,078,253)	88.7%	69,163,763
Other assets less liabilities	11.3	8,818,621

NET ASSETS	100.0%	$77,982,384

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2020, the aggregate value of these securities was $2,239,000 representing 2.9% of net assets.

(1)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2020, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Altus San Nicholas Corp.	5/7/2019	370	$27
	5/30/2019	88	7

		458	34	$47	$0.10	0.00%

(2)	Securities classified as Level 3 (see Note 1).
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR — American Depositary Receipt

CPO — Certification de Participations Ordinario

ETF — Exchange-Traded Funds

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
233	Long	MSCI Emerging Markets Index	June 2020	$9,053,201	$10,553,735	$1,500,534

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Banks-Commercial	9.9%
Exchange-Traded Funds	9.5
E-Commerce/Products	6.8
Internet Content-Information/News	6.3
Electronic Components-Semiconductors	4.7
Semiconductor Components-Integrated Circuits	4.5
Oil Companies-Integrated	3.4
Cellular Telecom	2.5
U.S. Government Treasuries	1.9
Diversified Financial Services	1.9
Real Estate Operations & Development	1.7
Oil Refining & Marketing	1.7
Insurance-Multi-line	1.3
Insurance-Life/Health	1.2
Telecom Services	1.0
Electronic Components-Misc.	0.9
Web Portals/ISP	0.9
Oil Companies-Exploration & Production	0.9
Computers	0.9
Petrochemicals	0.9
Computer Services	0.8
Chemicals-Diversified	0.8
Finance-Investment Banker/Broker	0.8
Entertainment Software	0.7
Electric-Integrated	0.7
Schools	0.6
Food-Misc./Diversified	0.6
Auto-Cars/Light Trucks	0.5
Building Products-Cement	0.5
Metal-Diversified	0.5
Steel-Producers	0.5
Building-Heavy Construction	0.5
Gas-Distribution	0.5
Metal-Iron	0.4
Wireless Equipment	0.4
Retail-Apparel/Shoe	0.4
E-Commerce/Services	0.4
Internet Content-Entertainment	0.4
Telephone-Integrated	0.4
Photo Equipment & Supplies	0.4
Brewery	0.4
Gold Mining	0.4
Cosmetics & Toiletries	0.4
Finance-Other Services	0.4
Retail-Automobile	0.4
Medical-Drugs	0.3
Electric-Generation	0.3
Beverages-Non-alcoholic	0.3
Retail-Convenience Store	0.3
Retail-Hypermarkets	0.3
Diversified Operations	0.3
Medical-Generic Drugs	0.3
Real Estate Management/Services	0.3
Insurance-Property/Casualty	0.3
Food-Dairy Products	0.3
Tobacco	0.3
Retail-Restaurants	0.3
Food-Retail	0.2
Chemicals-Plastics	0.2
Building & Construction-Misc.	0.2
Medical-Biomedical/Gene	0.2
Airport Development/Maintenance	0.2
Transport-Services	0.2
Retail-Misc./Diversified	0.2
Medical Labs & Testing Services	0.2
Investment Management/Advisor Services	0.2
Retail-Drug Store	0.2
Textile-Apparel	0.2
Hotels/Motels	0.2
Retail-Discount	0.2
Medical-Hospitals	0.2
Agricultural Chemicals	0.2
Non-Ferrous Metals	0.2
Auto/Truck Parts & Equipment-Original	0.2
Power Converter/Supply Equipment	0.2
Platinum	0.2
Finance-Leasing Companies	0.2
Appliances	0.2
Real Estate Investment Trusts	0.2
Electronic Parts Distribution	0.2
Investment Companies	0.1
Coal	0.1
Agricultural Operations	0.1
Electric-Distribution	0.1
Public Thoroughfares	0.1
Water	0.1
Distribution/Wholesale	0.1
Non-Hazardous Waste Disposal	0.1
Miscellaneous Manufacturing	0.1
Paper & Related Products	0.1
Audio/Video Products	0.1
Machinery-General Industrial	0.1
Energy-Alternate Sources	0.1
Transport-Rail	0.1
Banks-Money Center	0.1
Building & Construction Products-Misc.	0.1
Oil-Field Services	0.1
Food-Confectionery	0.1
Food-Meat Products	0.1
Internet Connectivity Services	0.1
Female Health Care Products	0.1
Retail-Office Supplies	0.1
Medical-HMO	0.1
Retail-Major Department Stores	0.1
Metal Processors & Fabrication	0.1
Computers-Periphery Equipment	0.1
Soap & Cleaning Preparation	0.1
Telecommunication Equipment	0.1
Auto-Heavy Duty Trucks	0.1
Food-Wholesale/Distribution	0.1
Networking Products	0.1
Transport-Marine	0.1
Enterprise Software/Service	0.1
Food-Flour & Grain	0.1
Rental Auto/Equipment	0.1
Cable/Satellite TV	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Poultry	0.1
Independent Power Producers	0.1
Containers-Paper/Plastic	0.1
Machinery-Electrical	0.1
Pipelines	0.1
Retail-Toy Stores	0.1
Retail-Building Products	0.1
Gambling (Non-Hotel)	0.1
Diversified Banking Institutions	0.1
Pastoral & Agricultural	0.1
Retail-Consumer Electronics	0.1
Consumer Products-Misc.	0.1

88.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Philippines	$—	$550,368	**	$47	$550,415
Other Countries	13,179,852	46,545,386	**	—	59,725,238
Exchange-Traded Funds	7,387,997	—		—	7,387,997
Warrants	302	—		—	302
Rights	—	525		—	525
Short-Term Investment Securities	—	1,499,286		—	1,499,286

Total Investments at Value	$20,568,151	$48,595,565		$47	$69,163,763

Other Financial Instruments:†
Future Contracts	$1,500,534	$—		$—	$1,500,534

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
U.S. CORPORATE BONDS & NOTES — 83.9%
Advertising Agencies — 0.4%
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.63% due 05/01/2022	$3,000,000	$3,145,106
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.65% due 11/01/2024	1,770,000	1,880,939
		5,026,045
Advertising Sales — 0.0%
Outfront Media Capital LLC/Outfront Media Capital Corp. Company Guar. Notes 4.63% due 03/15/2030*	100,000	91,500
Aerospace/Defense — 0.4%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	2,000,000	2,166,496
Boeing Co. Senior Notes 2.95% due 02/01/2030	1,950,000	1,664,083
Boeing Co. Senior Notes 3.95% due 08/01/2059	1,670,000	1,307,751
		5,138,330
Aerospace/Defense-Equipment — 0.3%
TransDigm, Inc. Company Guar. Notes 5.50% due 11/15/2027*	675,000	570,375
TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	1,275,000	1,247,906
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	275,000	235,345
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	475,000	438,781
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025	1,250,000	1,118,750
TransDigm, Inc. Company Guar. Notes 7.50% due 03/15/2027	275,000	250,333
		3,861,490
Airlines — 0.1%
Southwest Airlines Co Senior Notes 5.25% due 05/04/2025	705,000	702,405
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	475,000	478,040
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	125,000	126,720
		604,760
Applications Software — 0.2%
Nuance Communications, Inc. Company Guar. Notes 5.63% due 12/15/2026	950,000	995,790
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	1,375,000	1,409,375
		2,405,165
Auto-Cars/Light Trucks — 1.0%
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	625,000	550,000
Ford Motor Credit Co. LLC Senior Notes 3.34% due 03/18/2021	200,000	191,996
Ford Motor Credit Co. LLC Senior Notes 3.81% due 10/12/2021	550,000	517,000
Ford Motor Credit Co. LLC Senior Notes 4.06% due 11/01/2024	500,000	435,000
Ford Motor Credit Co. LLC Senior Notes 4.14% due 02/15/2023	200,000	184,500
Ford Motor Credit Co. LLC Senior Notes 4.39% due 01/08/2026	200,000	174,250
Ford Motor Credit Co. LLC Senior Notes 5.11% due 05/03/2029	750,000	634,575
General Motors Co. Senior Notes 4.00% due 04/01/2025	1,055,000	1,014,832
General Motors Co. Senior Notes 5.20% due 04/01/2045	3,250,000	2,605,346
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	1,750,000	1,713,090
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	2,750,000	2,648,305
Hyundai Capital America Senior Notes 2.38% due 02/10/2023*	1,510,000	1,452,963
		12,121,857
Auto-Heavy Duty Trucks — 0.1%
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	875,000	848,750
Auto/Truck Parts & Equipment-Original — 0.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 6.25% due 03/15/2026	100,000	74,500
American Axle & Manufacturing, Inc. Company Guar. Notes 6.50% due 04/01/2027	1,050,000	790,125

Dana, Inc. Senior Notes 5.38% due 11/15/2027	150,000	132,375
		997,000
Auto/Truck Parts & Equipment-Replacement — 0.0%
Adient US LLC Senior Sec. Notes 9.00% due 04/15/2025*	100,000	104,250
Banks-Commercial — 1.3%
Associated Banc-Corp Sub. Notes 4.25% due 01/15/2025	2,710,000	2,798,850
Branch Banking & Trust Co. Sub. Notes 3.80% due 10/30/2026	3,000,000	3,266,936
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	3,510,000	3,623,574
Compass Bank Sub. Notes 3.88% due 04/10/2025	3,110,000	3,148,449
Manufacturers & Traders Trust Co. FRS Sub. Notes 2.22% (3 ML+0.64%) due 12/01/2021	2,860,000	2,823,542
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	296,000	305,975
		15,967,326
Banks-Super Regional — 1.7%
Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	2,330,000	2,414,568
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	1,765,000	1,792,432
Fifth Third Bancorp Sub. Notes 4.30% due 01/16/2024	3,485,000	3,739,301
Huntington Bancshares, Inc. Senior Notes 3.15% due 03/14/2021	1,340,000	1,360,061
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	1,780,000	1,824,602
Wells Fargo & Co. Senior Notes 2.88% due 10/30/2030	2,495,000	2,553,114
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	4,800,000	5,233,162
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	2,330,000	2,795,172
		21,712,412
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc. Company Guar. Notes 5.50% due 06/15/2025*	100,000	101,160
Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*	575,000	597,943
Energizer Holdings, Inc. Company Guar. Notes 7.75% due 01/15/2027*	100,000	106,150
		805,253
Beverages-Non-alcoholic — 0.3%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025	2,000,000	2,238,780
Keurig Dr Pepper, Inc. Company Guar. Notes 4.99% due 05/25/2038	1,340,000	1,621,999
		3,860,779
Brewery — 2.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026	6,050,000	6,592,037
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	3,270,000	3,772,896
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	4,494,000	4,743,971
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	2,920,000	3,236,696
Constellation Brands, Inc. Senior Bonds 3.75% due 05/01/2050	385,000	391,504
Constellation Brands, Inc. Company Guar. Notes 4.65% due 11/15/2028	5,335,000	6,132,195
Constellation Brands, Inc. Company Guar. Notes 5.25% due 11/15/2048	2,250,000	2,773,981
		27,643,280
Broadcast Services/Program — 0.6%
Diamond Sports Group LLC/Diamond Sports Finance Co. Senior Sec. Notes 5.38% due 08/15/2026*	775,000	589,000

Diamond Sports Group LLC/Diamond Sports Finance Co. Company Guar. Notes 6.63% due 08/15/2027*	950,000	520,125
Fox Corp. Senior Notes 4.71% due 01/25/2029	1,720,000	2,001,873
iHeartCommunications, Inc. Senior Sec. Notes 4.75% due 01/15/2028*	175,000	153,125
iHeartCommunications, Inc. Senior Sec. Notes 5.25% due 08/15/2027*	350,000	317,625
iHeartCommunications, Inc. Senior Sec. Notes 6.38% due 05/01/2026	25,000	23,625
iHeartCommunications, Inc. Company Guar. Notes 8.38% due 05/01/2027	1,823,710	1,501,278
Nexstar Broadcasting, Inc. Company Guar. Notes 5.63% due 08/01/2024*	1,025,000	1,001,938
Nexstar Escrow, Inc. Company Guar. Notes 5.63% due 07/15/2027*	1,125,000	1,074,375
		7,182,964
Building & Construction Products-Misc. — 0.2%
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	1,275,000	1,278,188
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	1,050,000	1,081,500
		2,359,688
Building Products-Air & Heating — 0.3%
Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	3,365,000	3,420,308
Building Products-Doors & Windows — 0.1%
Cornerstone Building Brands, Inc. Company Guar. Notes 8.00% due 04/15/2026*	1,200,000	1,019,652
Building Products-Wood — 0.7%
Masco Corp. Senior Notes 4.38% due 04/01/2026	5,125,000	5,336,704
Masco Corp. Senior Notes 4.50% due 05/15/2047	2,420,000	2,337,835
Masco Corp. Senior Notes 5.95% due 03/15/2022	554,000	589,739
		8,264,278
Cable/Satellite TV — 3.4%
Cablevision Systems Corp. Senior Notes 5.88% due 09/15/2022	1,100,000	1,145,375
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	675,000	683,640
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	1,025,000	1,052,355
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2027*	575,000	597,051
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	850,000	871,622
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	425,000	448,379
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	700,000	729,750
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	1,000,000	1,027,500
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 05/01/2027*	1,400,000	1,458,013
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	2,350,000	2,652,334
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	2,365,000	3,091,630
Comcast Corp. Company Guar. Notes 2.65% due 02/01/2030	2,520,000	2,685,502
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	4,690,000	5,143,064
Comcast Corp. Company Guar. Notes 4.00% due 11/01/2049	1,554,000	1,845,568
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	2,625,000	2,792,768
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	225,000	233,978

CSC Holdings LLC Company Guar. Notes 5.38% due 07/15/2023*	825,000	834,281
CSC Holdings LLC Company Guar. Notes 5.50% due 05/15/2026*	375,000	389,025
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	1,175,000	1,221,633
CSC Holdings LLC Senior Notes 5.75% due 01/15/2030*	1,025,000	1,065,680
CSC Holdings LLC Company Guar. Notes 6.63% due 10/15/2025*	225,000	235,316
CSC Holdings LLC Senior Notes 7.50% due 04/01/2028*	250,000	274,734
CSC Holdings LLC Senior Notes 7.75% due 07/15/2025*	1,075,000	1,121,096
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	975,000	937,794
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	1,000,000	985,000
Time Warner Cable LLC Senior Sec. Notes 4.00% due 09/01/2021	3,273,000	3,334,737
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	1,000,000	1,055,987
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	3,410,000	3,984,486
Time Warner Cable LLC Senior Sec. Notes 6.75% due 06/15/2039	690,000	880,530
		42,778,828
Casino Hotels — 0.3%
Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027*	950,000	818,425
Boyd Gaming Corp. Company Guar. Notes 6.00% due 08/15/2026	125,000	113,125
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	350,000	315,245
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	536,000	479,720
MGM Resorts International Company Guar. Notes 5.50% due 04/15/2027	115,000	105,656
MGM Resorts International Company Guar. Notes 5.75% due 06/15/2025	329,000	315,844
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023	650,000	632,125
MGM Resorts International Company Guar. Notes 6.75% due 05/01/2025	75,000	73,509
Station Casinos LLC Company Guar. Notes 4.50% due 02/15/2028*	150,000	120,000
Station Casinos LLC Company Guar. Notes 5.00% due 10/01/2025*	1,200,000	1,000,440
		3,974,089
Casino Services — 0.1%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 04/01/2025	800,000	768,000
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026	200,000	200,940
		968,940
Cellular Telecom — 0.5%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	1,375,000	1,543,465
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	700,000	803,250
Sprint Corp. Company Guar. Notes 7.63% due 03/01/2026	450,000	531,945
T-Mobile USA, Inc. Company Guar. Notes 4.50% due 02/01/2026	675,000	695,452
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	275,000	288,756
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	350,000	353,377
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	100,000	102,625
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	625,000	639,000
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	1,200,000	1,267,500
		6,225,370
Chemicals-Diversified — 0.1%
Hexion, Inc. Company Guar. Notes 7.88% due 07/15/2027*	700,000	640,500

Chemicals-Specialty — 0.1%
Platform Specialty Products Corp. Company Guar. Notes 5.88% due 12/01/2025*	800,000	792,600
PQ Corp. Company Guar. Notes 5.75% due 12/15/2025*	500,000	490,200
PQ Corp. Senior Sec. Notes 6.75% due 11/15/2022*	200,000	201,750
		1,484,550
Circuit Boards — 0.1%
TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*	775,000	740,125
Coatings/Paint — 0.4%
RPM International, Inc. Senior Notes 4.55% due 03/01/2029	3,395,000	3,559,001
RPM International, Inc. Senior Notes 5.25% due 06/01/2045	1,740,000	1,876,957
		5,435,958
Commercial Services — 0.3%
Cintas Corp. No. 2 Company Guar. Notes 3.70% due 04/01/2027	3,140,000	3,393,891
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	800,000	788,088
		4,181,979
Commercial Services-Finance — 1.3%
Equifax, Inc. Senior Notes 2.60% due 12/01/2024	1,750,000	1,775,070
Equifax, Inc. Senior Notes 3.25% due 06/01/2026	3,425,000	3,507,644
Equifax, Inc. Senior Notes 3.95% due 06/15/2023	1,315,000	1,374,099
Global Payments, Inc. Senior Notes 4.15% due 08/15/2049	2,675,000	2,880,692
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	2,100,000	1,871,562
Refinitiv US Holdings, Inc. Senior Sec. Notes 6.25% due 05/15/2026*	275,000	293,109
Refinitiv US Holdings, Inc. Company Guar. Notes 8.25% due 11/15/2026*	1,750,000	1,898,750
Total System Services, Inc. Senior Notes 4.45% due 06/01/2028	1,850,000	2,068,214
Total System Services, Inc. Senior Notes 4.80% due 04/01/2026	695,000	794,653
		16,463,793
Computer Services — 0.3%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	600,000	538,500
SAIC, Inc. Senior Sec. Notes 5.95% due 12/01/2040	850,000	849,839
Science Applications International Corp. Company Guar. Notes 4.88% due 04/01/2028*	50,000	48,965
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	2,375,000	2,303,750
		3,741,054
Computer Software — 0.1%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	1,625,000	1,600,820
Computers — 0.7%
Dell International LLC/EMC Corp. Senior Sec. Notes 5.85% due 07/15/2025*	2,285,000	2,485,468
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	1,940,000	2,106,772
Dell International LLC/EMC Corp. Company Guar. Notes 7.13% due 06/15/2024*	2,000,000	2,072,400
Hewlett Packard Enterprise Co. Senior Notes 3.60% due 10/15/2020	1,670,000	1,680,553
		8,345,193
Computers-Integrated Systems — 0.1%
NCR Corp. Company Guar. Notes 5.00% due 07/15/2022	225,000	224,438
NCR Corp. Company Guar. Notes 5.75% due 09/01/2027*	150,000	150,375
NCR Corp. Company Guar. Notes 6.38% due 12/15/2023	750,000	759,375
NCR Corp. Company Guar. Notes 8.13% due 04/15/2025*	25,000	26,500
		1,160,688
Computers-Memory Devices — 0.0%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	325,000	331,802

Consulting Services — 0.5%
Verisk Analytics, Inc. Senior Notes 4.00% due 06/15/2025	250,000	273,612
Verisk Analytics, Inc. Senior Notes 4.13% due 09/12/2022	2,068,000	2,179,587
Verisk Analytics, Inc. Senior Notes 4.13% due 03/15/2029	160,000	174,564
Verisk Analytics, Inc. Senior Notes 5.50% due 06/15/2045	3,060,000	3,984,206
		6,611,969
Consumer Products-Misc. — 0.1%
Prestige Brands, Inc. Company Guar. Notes 5.13% due 01/15/2028*	200,000	202,300
Prestige Brands, Inc. Company Guar. Notes 6.38% due 03/01/2024*	1,150,000	1,181,625
		1,383,925
Containers-Metal/Glass — 0.3%
BWAY Holding Co. Senior Sec. Notes 5.50% due 04/15/2024*	400,000	368,880
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	2,150,000	1,682,375
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	925,000	901,875
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.38% due 08/15/2025*	700,000	708,750
Silgan Holdings, Inc. Senior Notes 4.13% due 02/01/2028*	75,000	73,687
		3,735,567
Containers-Paper/Plastic — 1.6%
Berry Global Escrow Corp. Sec. Notes 5.63% due 07/15/2027*	500,000	513,750
Berry Global, Inc. Senior Sec. Notes 4.88% due 07/15/2026*	800,000	817,150
Berry Global, Inc. Sec. Notes 5.50% due 05/15/2022	1,225,000	1,225,294
Flex Acquisition Co., Inc. Senior Notes 6.88% due 01/15/2025*	2,300,000	2,227,435
Flex Acquisition Co., Inc. Senior Notes 7.88% due 07/15/2026*	1,150,000	1,104,000
Graphic Packaging International LLC Company Guar. Notes 4.75% due 07/15/2027*	300,000	310,500
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	2,750,000	2,912,623
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	850,000	928,114
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*	1,250,000	1,254,625
Sealed Air Corp. Company Guar. Notes 4.00% due 12/01/2027*	300,000	294,000
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	400,000	418,000
Trident Merger Sub, Inc. Company Guar. Notes 6.63% due 11/01/2025*	1,025,000	807,597
Trident TPI Holdings, Inc. Company Guar. Notes 9.25% due 08/01/2024*	475,000	415,625
WestRock RKT Co. Company Guar. Notes 4.00% due 03/01/2023	700,000	727,280
WRKCo, Inc. Company Guar. Notes 4.00% due 03/15/2028	3,260,000	3,499,591
WRKCo, Inc. Company Guar. Notes 4.90% due 03/15/2029	2,100,000	2,392,421
		19,848,005
Data Processing/Management — 1.3%
Dun & Bradstreet Corp. Senior Sec. Notes 6.88% due 08/15/2026*	450,000	473,625
Fair Isaac Corp. Senior Notes 4.00% due 06/15/2028*	125,000	123,937
Fidelity National Information Services, Inc. Company Guar. Notes 3.50% due 04/15/2023	3,800,000	4,032,723
Fidelity National Information Services, Inc. Company Guar. Notes 3.88% due 06/05/2024	2,265,000	2,434,633
Fiserv, Inc. Senior Notes 3.85% due 06/01/2025	3,250,000	3,575,075
Fiserv, Inc. Senior Notes 4.20% due 10/01/2028	2,870,000	3,263,089

Star Merger Sub, Inc. Senior Notes 10.25% due 02/15/2027*	1,675,000	1,834,125
		15,737,207
Diagnostic Equipment — 0.4%
Avantor, Inc. Senior Sec. Notes 6.00% due 10/01/2024*	450,000	474,525
Avantor, Inc. Senior Notes 9.00% due 10/01/2025*	1,725,000	1,870,763
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	2,040,000	2,207,313
		4,552,601
Direct Marketing — 0.1%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	1,500,000	1,237,500
Disposable Medical Products — 0.0%
Teleflex, Inc. Company Guar. Notes 4.63% due 11/15/2027	125,000	128,125
Teleflex, Inc. Company Guar. Notes 4.88% due 06/01/2026	100,000	101,500
		229,625
Distribution/Wholesale — 0.4%
ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*	150,000	142,323
American Builders & Contractors Supply Co., Inc. Company Guar. Notes 5.88% due 05/15/2026*	1,475,000	1,460,250
Anixter, Inc. Company Guar. Notes 6.00% due 12/01/2025	650,000	656,500
CD&R Waterworks Merger Sub LLC Senior Notes 6.13% due 08/15/2025*	1,425,000	1,368,000
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	625,000	532,312
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	325,000	308,757
		4,468,142
Diversified Banking Institutions — 9.6%
Bank of America Corp. Senior Notes 2.33% due 10/01/2021	4,100,000	4,105,774
Bank of America Corp. Senior Notes 2.59% due 04/29/2031	2,325,000	2,385,820
Bank of America Corp. Senior Notes 2.82% due 07/21/2023	6,540,000	6,718,184
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	2,975,000	3,246,754
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	3,170,000	3,466,523
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,000,000	1,076,922
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	3,350,000	3,628,200
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	3,500,000	3,781,404
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	2,760,000	3,008,922
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	2,250,000	2,303,291
Citigroup, Inc. Senior Notes 2.98% due 11/05/2030	1,390,000	1,424,818
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	2,085,000	2,191,190
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	3,340,000	3,547,559
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	6,250,000	6,658,232
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	1,340,000	1,457,642
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	3,100,000	3,368,465
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	2,500,000	2,865,194
City National Corp. Senior Notes 5.25% due 09/15/2020	2,205,000	2,240,101

Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	2,685,000	2,695,096
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	3,800,000	4,106,454
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	3,125,000	3,469,073
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	3,000,000	3,645,169
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	4,000,000	4,281,760
JPMorgan Chase & Co. Senior Notes 2.78% due 04/25/2023	2,020,000	2,068,345
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,510,000	1,581,185
JPMorgan Chase & Co. Sub. Notes 3.88% due 09/10/2024	10,500,000	11,337,226
JPMorgan Chase & Co. Sub. Debentures 8.00% due 04/29/2027	460,000	608,583
Morgan Stanley Senior Notes 2.50% due 04/21/2021	4,695,000	4,752,431
Morgan Stanley Senior Notes 3.77% due 01/24/2029	2,000,000	2,196,443
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	8,250,000	8,812,288
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	4,000,000	4,223,985
Morgan Stanley Senior Notes 4.46% due 04/22/2039	3,125,000	3,770,269
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	2,000,000	2,259,370
Morgan Stanley Senior Notes 5.50% due 07/24/2020	2,000,000	2,019,278
		119,301,950
Diversified Manufacturing Operations — 0.8%
General Electric Co. Senior Notes 4.35% due 05/01/2050	895,000	901,813
Koppers, Inc. Company Guar. Notes 6.00% due 02/15/2025*	1,550,000	1,259,375
Parker-Hannifin Corp. Senior Notes 3.25% due 03/01/2027	3,140,000	3,284,305
Textron, Inc. Senior Notes 3.88% due 03/01/2025	905,000	934,884
Textron, Inc. Senior Notes 3.90% due 09/17/2029	1,215,000	1,228,484
Textron, Inc. Senior Notes 4.30% due 03/01/2024	1,945,000	2,031,661
		9,640,522
Drug Delivery Systems — 0.7%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	3,025,000	3,296,696
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	1,625,000	1,754,830
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	3,088,000	3,752,365
		8,803,891
E-Commerce/Services — 0.9%
Booking Holdings, Inc. Senior Notes 4.63% due 04/13/2030	1,820,000	2,020,505
Expedia, Inc. Company Guar. Notes 3.80% due 02/15/2028	2,770,000	2,402,872
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026	4,450,000	4,257,354
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	930,000	936,884
Go Daddy Operating Co. LLC/GD Finance Co., Inc. Company Guar. Notes 5.25% due 12/01/2027*	300,000	308,250
Match Group, Inc. Senior Notes 4.13% due 08/01/2030*	775,000	751,750
Match Group, Inc. Senior Notes 5.00% due 12/15/2027*	450,000	471,150
Match Group, Inc. Senior Notes 6.38% due 06/01/2024	500,000	517,815
		11,666,580
Electric Products-Misc. — 0.3%
Molex Electronic Technologies LLC Senior Notes 3.90% due 04/15/2025*	2,500,000	2,566,289

WESCO Distribution, Inc. Company Guar. Notes 5.38% due 12/15/2021	1,500,000	1,477,500
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 06/15/2024	250,000	231,250
		4,275,039
Electric-Distribution — 0.6%
Sempra Energy Senior Notes 3.55% due 06/15/2024	3,000,000	3,164,170
Sempra Energy Senior Notes 6.00% due 10/15/2039	1,170,000	1,582,354
UIL Holdings Corp. Senior Notes 4.63% due 10/01/2020	2,070,000	2,084,102
		6,830,626
Electric-Generation — 0.4%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026	1,240,000	1,308,755
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	1,880,000	2,005,082
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	350,000	356,965
Vistra Operations Co. LLC Company Guar. Notes 5.50% due 09/01/2026*	425,000	437,538
Vistra Operations Co. LLC Company Guar. Notes 5.63% due 02/15/2027*	925,000	973,562
		5,081,902
Electric-Integrated — 2.4%
Ameren Corp. Senior Notes 3.65% due 02/15/2026	1,480,000	1,620,951
American Electric Power Co., Inc. Senior Notes 3.20% due 11/13/2027	3,125,000	3,326,101
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	1,145,000	1,438,995
Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	1,367,000	1,755,669
Entergy Gulf States Louisiana LLC 1st Mtg. Notes 5.59% due 10/01/2024	125,000	146,817
Eversource Energy Senior Notes 3.35% due 03/15/2026	3,300,000	3,503,467
Exelon Corp. Senior Notes 3.95% due 06/15/2025	1,500,000	1,657,388
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	4,900,000	5,126,005
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	500,000	511,644
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.55% due 05/01/2027	1,125,000	1,237,992
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.63% due 06/15/2023	3,000,000	3,141,464
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 4.50% due 06/01/2021	2,000,000	2,053,748
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	2,500,000	2,636,042
PPL Capital Funding, Inc. Company Guar. Notes 4.20% due 06/15/2022	590,000	613,729
PSEG Power LLC Company Guar. Notes 4.15% due 09/15/2021	725,000	741,291
		29,511,303
Electronic Components-Semiconductors — 0.6%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	3,440,000	3,586,126
Micron Technology, Inc. Senior Notes 2.50% due 04/24/2023	540,000	549,696
Micron Technology, Inc. Senior Notes 4.64% due 02/06/2024	2,750,000	2,955,414
Qorvo, Inc. Company Guar. Notes 4.38% due 10/15/2029*	425,000	423,406
		7,514,642
Electronic Measurement Instruments — 1.4%
Agilent Technologies, Inc. Senior Notes 3.05% due 09/22/2026	3,330,000	3,472,068
Keysight Technologies, Inc. Senior Notes 3.00% due 10/30/2029	1,425,000	1,432,936
Keysight Technologies, Inc. Senior Notes 4.55% due 10/30/2024	4,175,000	4,540,855
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	1,230,000	1,287,828

Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	1,225,000	1,321,638
Roper Technologies, Inc. Senior Notes 3.85% due 12/15/2025	3,510,000	3,755,906
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	955,000	1,072,998
		16,884,229
Electronic Security Devices — 0.7%
Allegion PLC Company Guar. Notes 3.50% due 10/01/2029	3,400,000	3,359,157
Allegion US Holding Co., Inc. Company Guar. Notes 3.55% due 10/01/2027	5,570,000	5,535,096
		8,894,253
Energy-Alternate Sources — 0.3%
Enviva Partners LP/Enviva Partners Finance Corp. Company Guar. Notes 6.50% due 01/15/2026*	1,250,000	1,309,375
TerraForm Power Operating LLC Company Guar. Notes 4.25% due 01/31/2023*	100,000	102,450
TerraForm Power Operating LLC Company Guar. Notes 4.75% due 01/15/2030*	525,000	538,125
TerraForm Power Operating LLC Company Guar. Notes 5.00% due 01/31/2028*	1,250,000	1,300,000
		3,249,950
Enterprise Software/Service — 0.3%
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	2,125,000	2,126,912
Open Text Holdings, Inc. Company Guar. Notes 4.13% due 02/15/2030*	300,000	291,810
Sophia LP/Sophia Finance, Inc. Senior Notes 9.00% due 09/30/2023*	725,000	730,438
		3,149,160
Finance-Consumer Loans — 0.2%
Navient Corp. Senior Notes 5.00% due 10/26/2020	225,000	220,622
Navient Corp. Senior Notes 5.00% due 03/15/2027	150,000	126,300
Navient Corp. Senior Notes 5.88% due 10/25/2024	1,300,000	1,183,000
Navient Corp. Senior Notes 6.75% due 06/25/2025	400,000	370,000
Navient Corp. Senior Notes 6.75% due 06/15/2026	150,000	135,375
SLM Corp. Senior Notes 5.50% due 01/25/2023	275,000	255,062
		2,290,359
Finance-Credit Card — 0.9%
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	6,100,000	6,195,566
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	1,690,000	1,732,957
Discover Financial Services Senior Notes 3.85% due 11/21/2022	3,212,000	3,289,478
		11,218,001
Finance-Investment Banker/Broker — 0.4%
Jefferies Group LLC Senior Notes 4.85% due 01/15/2027	3,475,000	3,604,099
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	1,170,000	1,230,894
		4,834,993
Finance-Mortgage Loan/Banker — 0.2%
Quicken Loans, Inc. Company Guar. Notes 5.25% due 01/15/2028*	450,000	436,860
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	2,275,000	2,229,500
		2,666,360
Finance-Other Services — 0.3%
CBOE Holdings, Inc. Senior Notes 3.65% due 01/12/2027	3,000,000	3,274,061
Financial Guarantee Insurance — 0.0%
MBIA, Inc. Senior Notes 6.63% due 10/01/2028	250,000	198,638
Food-Baking — 0.2%
Flowers Foods, Inc. Senior Notes 3.50% due 10/01/2026	2,180,000	2,254,829
Food-Catering — 0.2%
Aramark Services, Inc. Company Guar. Notes 4.75% due 06/01/2026	275,000	262,625
Aramark Services, Inc. Company Guar. Notes 5.00% due 04/01/2025*	325,000	316,875

Aramark Services, Inc. Company Guar. Bonds 5.00% due 02/01/2028*	1,500,000	1,458,750
Aramark Services, Inc. Company Guar. Notes 6.38% due 05/01/2025*	275,000	286,000
		2,324,250
Food-Meat Products — 0.3%
Tyson Foods, Inc. Senior Notes 3.95% due 08/15/2024	1,475,000	1,617,294
Tyson Foods, Inc. Senior Notes 5.15% due 08/15/2044	1,250,000	1,587,110
		3,204,404
Food-Misc./Diversified — 1.1%
B&G Foods, Inc. Company Guar. Notes 5.25% due 04/01/2025	600,000	607,500
General Mills, Inc. Senior Notes 4.70% due 04/17/2048	1,075,000	1,435,197
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	1,355,000	1,346,749
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*	525,000	535,237
McCormick & Co., Inc. Senior Notes 2.50% due 04/15/2030	870,000	896,060
McCormick & Co., Inc. Senior Notes 3.15% due 08/15/2024	3,140,000	3,316,634
McCormick & Co., Inc. Senior Notes 3.40% due 08/15/2027	2,915,000	3,153,090
Post Holdings, Inc. Company Guar. Notes 5.63% due 01/15/2028*	500,000	508,750
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	2,200,000	2,252,250
		14,051,467
Food-Retail — 0.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 3.50% due 02/15/2023*	125,000	122,500
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.88% due 02/15/2030*	175,000	177,406
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.75% due 03/15/2025	1,775,000	1,823,813
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 6.63% due 06/15/2024	875,000	904,531
Kroger Co. Senior Notes 3.50% due 02/01/2026	3,150,000	3,438,600
Kroger Co. Senior Notes 4.45% due 02/01/2047	1,325,000	1,562,060
Kroger Co. Senior Notes 6.90% due 04/15/2038	940,000	1,346,018
		9,374,928
Food-Wholesale/Distribution — 0.1%
US Foods, Inc. Company Guar. Notes 5.88% due 06/15/2024*	1,275,000	1,214,208
Gambling (Non-Hotel) — 0.1%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	900,000	706,770
Mohegan Gaming & Entertainment Company Guar. Notes 7.88% due 10/15/2024*	1,050,000	595,875
		1,302,645
Gas-Distribution — 1.0%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	100,000	101,552
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	325,000	331,500
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.75% due 05/20/2027	175,000	178,062
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	950,000	967,290
Dominion Energy Gas Holdings LLC Senior Notes 3.00% due 11/15/2029	1,200,000	1,183,204
National Fuel Gas Co. Senior Notes 3.75% due 03/01/2023	3,800,000	3,753,810

National Fuel Gas Co. Senior Notes 4.90% due 12/01/2021	1,880,000	1,900,046
NiSource, Inc. Senior Notes 2.65% due 11/17/2022	1,350,000	1,388,665
NiSource, Inc. Senior Notes 4.38% due 05/15/2047	935,000	1,120,369
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	1,120,000	1,180,365
		12,104,863
Hotels/Motels — 0.1%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	200,000	194,000
Hilton Domestic Operating Co., Inc. Company Guar. Notes 5.13% due 05/01/2026	900,000	888,570
Hilton Domestic Operating Co., Inc. Company Guar. Notes 5.38% due 05/01/2025*	75,000	74,531
Hilton Domestic Operating Co., Inc. Company Guar. Notes 5.75% due 05/01/2028*	75,000	75,570
		1,232,671
Human Resources — 0.1%
Team Health Holdings, Inc. Company Guar. Notes 6.38% due 02/01/2025*	2,250,000	1,237,050
Independent Power Producers — 0.3%
Calpine Corp. Senior Sec. Notes 4.50% due 02/15/2028*	400,000	387,840
Calpine Corp. Senior Notes 5.13% due 03/15/2028*	425,000	414,375
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	100,000	101,718
Calpine Corp. Senior Notes 5.75% due 01/15/2025	1,325,000	1,318,322
Dynegy, Inc. Company Guar. Notes 5.88% due 06/01/2023	175,000	176,750
NRG Energy, Inc. Company Guar. Notes 5.25% due 06/15/2029*	550,000	588,500
NRG Energy, Inc. Company Guar. Notes 5.75% due 01/15/2028	325,000	349,375
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027	575,000	613,812
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	225,000	241,875
		4,192,567
Instruments-Controls — 0.0%
Sensata Technologies, Inc. Company Guar. Notes 4.38% due 02/15/2030*	225,000	218,250
Instruments-Scientific — 0.2%
PerkinElmer, Inc. Senior Notes 3.30% due 09/15/2029	2,525,000	2,556,856
Insurance Brokers — 0.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer Senior Notes 6.75% due 10/15/2027*	1,125,000	1,122,300
HUB International, Ltd. Senior Notes 7.00% due 05/01/2026*	3,725,000	3,674,526
USI, Inc. Senior Notes 6.88% due 05/01/2025*	1,700,000	1,704,250
		6,501,076
Insurance-Life/Health — 1.1%
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	1,900,000	1,969,699
Lincoln National Corp. Senior Notes 7.00% due 06/15/2040	1,425,000	1,898,908
Pacific LifeCorp Senior Notes 6.60% due 09/15/2033*	2,700,000	3,791,204
Penn Mutual Life Insurance Co. Sub. Bonds 7.63% due 06/15/2040*	875,000	1,388,960
Prudential Financial, Inc. Senior Notes 6.20% due 11/15/2040	850,000	1,127,188
Prudential Financial, Inc. Senior Notes 6.63% due 12/01/2037	2,130,000	2,977,502
		13,153,461
Insurance-Multi-line — 0.7%
Acrisure LLC/Acrisure Finance, Inc. Senior Notes 7.00% due 11/15/2025*	400,000	354,000
Acrisure LLC/Acrisure Finance, Inc. Senior Sec. Notes 8.13% due 02/15/2024*	350,000	360,500
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 04/15/2042	2,255,000	3,279,419

Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	2,870,000	4,779,889
		8,773,808
Insurance-Mutual — 0.6%
Liberty Mutual Group, Inc. Company Guar. Notes 3.95% due 10/15/2050*	3,120,000	3,172,904
Liberty Mutual Group, Inc. Company Guar. Notes 4.95% due 05/01/2022*	680,000	717,523
Liberty Mutual Group, Inc. Company Guar. Notes 5.00% due 06/01/2021*	580,000	598,063
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	1,008,000	1,711,325
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/2039*	420,000	634,071
		6,833,886
Insurance-Property/Casualty — 0.3%
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*	1,475,000	1,519,250
AssuredPartners, Inc. Senior Notes 7.00% due 08/15/2025*	1,375,000	1,265,000
GTCR AP Finance, Inc. Senior Notes 8.00% due 05/15/2027*	375,000	350,625
		3,134,875
Internet Brokers — 0.2%
TD Ameritrade Holding Corp. Senior Notes 3.63% due 04/01/2025	2,650,000	2,858,410
Investment Management/Advisor Services — 1.1%
FMR LLC Senior Notes 5.35% due 11/15/2021*	1,260,000	1,318,254
FMR LLC Bonds 7.57% due 06/15/2029*	2,200,000	3,120,102
NFP Corp. Senior Notes 6.88% due 07/15/2025*	1,800,000	1,719,000
Raymond James Financial, Inc. Senior Notes 5.63% due 04/01/2024	2,150,000	2,371,947
Stifel Financial Corp. Senior Notes 3.50% due 12/01/2020	2,540,000	2,543,756
Stifel Financial Corp. Senior Notes 4.25% due 07/18/2024	865,000	902,181
TIAA Asset Management Finance Co. LLC Senior Notes 4.13% due 11/01/2024*	1,080,000	1,161,205
		13,136,445
Machinery-Farming — 0.2%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	2,155,000	2,248,902
Machinery-General Industrial — 0.0%
Stevens Holding Co, Inc. Company Guar. Notes 6.13% due 10/01/2026*	200,000	200,440
Medical Instruments — 0.2%
Alcon Finance Corp. Company Guar. Notes 3.00% due 09/23/2029*	2,245,000	2,337,421
Medical Labs & Testing Services — 0.3%
Charles River Laboratories International, Inc. Company Guar. Notes 4.25% due 05/01/2028*	225,000	226,969
IQVIA, Inc. Company Guar. Notes 5.00% due 10/15/2026*	1,175,000	1,210,250
IQVIA, Inc. Company Guar. Notes 5.00% due 05/15/2027*	225,000	231,118
MEDNAX, Inc. Company Guar. Notes 6.25% due 01/15/2027*	425,000	384,812
West Street Merger Sub, Inc. Senior Notes 6.38% due 09/01/2025*	1,725,000	1,617,187
		3,670,336
Medical Products — 0.8%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	3,655,000	4,219,205
Abbott Laboratories Senior Notes 4.90% due 11/30/2046	2,900,000	4,084,032
Zimmer Biomet Holdings, Inc. Senior Notes 3.55% due 04/01/2025	1,605,000	1,668,725
		9,971,962
Medical-Biomedical/Gene — 1.2%
Amgen, Inc. Senior Notes 2.20% due 02/21/2027	5,060,000	5,194,964
Bio-Rad Laboratories, Inc. Senior Notes 4.88% due 12/15/2020	2,380,000	2,427,459
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	1,045,000	1,043,576

Biogen, Inc. Senior Bonds 3.15% due 05/01/2050	1,110,000	1,088,393
Biogen, Inc. Senior Notes 5.20% due 09/15/2045	4,385,000	5,726,860
		15,481,252
Medical-Drugs — 1.8%
AbbVie, Inc. Senior Notes 2.95% due 11/21/2026*	3,950,000	4,169,007
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*	3,575,000	3,798,283
Bausch Health Americas, Inc. Company Guar. Notes 8.50% due 01/31/2027*	525,000	578,760
Bausch Health Americas, Inc. Company Guar. Notes 9.25% due 04/01/2026*	375,000	414,375
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	720,000	752,474
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*	910,000	1,008,449
Bayer US Finance II LLC Company Guar. Notes 4.88% due 06/25/2048*	1,000,000	1,237,597
Bristol-Myers Squibb Co. Senior Notes 3.88% due 08/15/2025*	2,600,000	2,962,132
Bristol-Myers Squibb Co. Senior Notes 5.00% due 08/15/2045*	5,530,000	7,651,672
		22,572,749
Medical-HMO — 0.5%
Anthem, Inc. Senior Notes 5.85% due 01/15/2036	760,000	989,248
Centene Corp. Senior Notes 3.38% due 02/15/2030*	275,000	277,063
Centene Corp. Senior Notes 4.25% due 12/15/2027*	950,000	993,937
Centene Corp. Senior Notes 4.63% due 12/15/2029*	1,075,000	1,177,125
Centene Corp. Senior Notes 4.75% due 01/15/2025	450,000	463,928
Centene Corp. Senior Notes 4.75% due 01/15/2025*	300,000	309,285
Centene Corp. Senior Notes 5.38% due 06/01/2026*	875,000	926,450
Polaris Intermediate Corp. Senior Notes 8.50% due 12/01/2022*(1)	725,000	607,187
		5,744,223
Medical-Hospitals — 1.2%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.63% due 02/15/2023	550,000	526,625
Acadia Healthcare Co., Inc. Company Guar. Notes 6.50% due 03/01/2024	1,375,000	1,320,000
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	950,000	893,000
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.63% due 02/15/2025*	150,000	137,625
CHS/Community Health Systems, Inc. Senior Sec. Notes 8.00% due 03/15/2026*	525,000	503,254
CHS/Community Health Systems, Inc. Senior Sec. Notes 8.63% due 01/15/2024*	225,000	219,375
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	1,125,000	1,075,335
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	1,700,000	1,827,738
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	850,000	941,868
HCA, Inc. Company Guar. Notes 5.88% due 02/15/2026	650,000	726,570
HCA, Inc. Company Guar. Notes 5.88% due 02/01/2029	225,000	257,805
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	225,000	211,500
LifePoint Health, Inc. Senior Sec. Notes 6.75% due 04/15/2025*	375,000	386,400
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. Company Guar. Notes 9.75% due 12/01/2026*	1,275,000	1,364,250
Surgery Center Holdings, Inc. Company Guar. Notes 6.75% due 07/01/2025*	400,000	341,780
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	375,000	370,118

Tenet Healthcare Corp. Senior Sec. Notes 4.88% due 01/01/2026*	625,000	614,812
Tenet Healthcare Corp. Sec. Notes 5.13% due 05/01/2025	1,100,000	1,028,500
Tenet Healthcare Corp. Senior Sec. Notes 5.13% due 11/01/2027*	525,000	518,437
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023	700,000	699,300
Tenet Healthcare Corp. Senior Notes 7.00% due 08/01/2025	625,000	581,000
Tenet Healthcare Corp. Senior Sec. Notes 7.50% due 04/01/2025*	75,000	80,663
		14,625,955
Medical-Outpatient/Home Medical — 0.1%
Air Medical Group Holdings, Inc. Senior Notes 6.38% due 05/15/2023*	1,150,000	1,069,500
Metal Processors & Fabrication — 0.0%
Hillman Group, Inc. Company Guar. Notes 6.38% due 07/15/2022*	375,000	283,125
Metal Products-Distribution — 0.4%
Worthington Industries, Inc. Senior Notes 4.30% due 08/01/2032	1,805,000	1,922,740
Worthington Industries, Inc. Senior Notes 4.55% due 04/15/2026	3,083,000	3,298,385
		5,221,125
Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	375,000	375,300
Freeport-McMoRan, Inc. Company Guar. Notes 4.13% due 03/01/2028	125,000	115,938
Freeport-McMoRan, Inc. Company Guar. Notes 4.25% due 03/01/2030	50,000	46,555
Freeport-McMoRan, Inc. Company Guar. Notes 5.00% due 09/01/2027	425,000	414,375
Freeport-McMoRan, Inc. Company Guar. Notes 5.25% due 09/01/2029	375,000	370,313
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	875,000	820,312
		2,142,793
Multimedia — 0.5%
NBCUniversal Media LLC Company Guar. Notes 2.88% due 01/15/2023	2,710,000	2,855,478
NBCUniversal Media LLC Company Guar. Notes 5.95% due 04/01/2041	2,000,000	2,838,743
		5,694,221
Office Automation & Equipment — 0.1%
CDW LLC/CDW Finance Corp. Company Guar. Notes 4.25% due 04/01/2028	325,000	326,495
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	475,000	505,875
Xerox Corp. Senior Notes 4.50% due 05/15/2021	825,000	827,228
		1,659,598
Oil Companies-Exploration & Production — 1.1%
Antero Resources Corp. Company Guar. Notes 5.00% due 03/01/2025	450,000	247,500
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	425,000	249,772
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 7.00% due 11/01/2026*	125,000	70,000
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 10.00% due 04/01/2022*	550,000	451,000
Berry Petroleum Co. LLC Company Guar. Notes 7.00% due 02/15/2026*	575,000	267,375
Callon Petroleum Co. Company Guar. Notes 6.13% due 10/01/2024	750,000	144,375
Callon Petroleum Co. Company Guar. Notes 6.25% due 04/15/2023	325,000	67,438
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	275,000	44,000
Callon Petroleum Co. Company Guar. Notes 8.25% due 07/15/2025	550,000	99,000
Centennial Resource Production LLC Company Guar. Notes 6.88% due 04/01/2027*	650,000	195,000
Chesapeake Energy Corp. Company Guar. Notes 7.00% due 10/01/2024	650,000	13,000

Chesapeake Energy Corp. Sec. Notes 11.50% due 01/01/2025*	735,000	22,050
Cimarex Energy Co. Senior Notes 3.90% due 05/15/2027	1,330,000	1,176,221
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	400,000	308,000
CrownRock LP/CrownRock Finance, Inc. Senior Notes 5.63% due 10/15/2025*	1,175,000	951,879
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*(4)(5)	875,000	2,188
EQT Corp. Senior Notes 4.88% due 11/15/2021	150,000	145,500
EQT Corp. Senior Notes 6.13% due 02/01/2025	400,000	381,000
EQT Corp. Senior Notes 7.00% due 02/01/2030	150,000	141,750
Gulfport Energy Corp. Company Guar. Notes 6.00% due 10/15/2024	550,000	273,625
Gulfport Energy Corp. Company Guar. Notes 6.38% due 05/15/2025	450,000	211,590
Gulfport Energy Corp. Company Guar. Notes 6.38% due 01/15/2026	250,000	113,750
Jagged Peak Energy LLC Company Guar. Notes 5.88% due 05/01/2026	550,000	467,500
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	4,250,000	3,673,801
Oasis Petroleum, Inc. Company Guar. Notes 6.25% due 05/01/2026*	675,000	87,750
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	521,000	76,847
Occidental Petroleum Corp. Senior Notes 4.20% due 03/15/2048	835,000	498,912
Occidental Petroleum Corp. Senior Notes 4.40% due 04/15/2046	850,000	514,250
Occidental Petroleum Corp. Senior Notes 4.40% due 08/15/2049	125,000	74,844
Occidental Petroleum Corp. Senior Notes 6.45% due 09/15/2036	125,000	92,422
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 5.25% due 08/15/2025*	100,000	88,250
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 5.63% due 10/15/2027*	250,000	213,750
PDC Energy, Inc. Company Guar. Notes 5.75% due 05/15/2026	550,000	419,485
PDC Energy, Inc. Company Guar. Notes 6.13% due 09/15/2024	200,000	157,000
QEP Resources, Inc. Senior Notes 5.25% due 05/01/2023	375,000	125,625
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026	400,000	128,000
Range Resources Corp. Company Guar. Notes 4.88% due 05/15/2025	450,000	348,750
Range Resources Corp. Company Guar. Notes 5.00% due 03/15/2023	400,000	352,000
SM Energy Co. Senior Notes 5.63% due 06/01/2025	275,000	77,000
SM Energy Co. Senior Notes 6.63% due 01/15/2027	125,000	35,000
SM Energy Co. Senior Notes 6.75% due 09/15/2026	750,000	204,375
Ultra Resources, Inc. Company Guar. Notes 7.13% due 04/15/2025*	350,000	35
Whiting Petroleum Corp. Company Guar. Notes 6.25% due 04/01/2023	625,000	60,938
Whiting Petroleum Corp. Company Guar. Notes 6.63% due 01/15/2026	500,000	50,000
WPX Energy, Inc. Senior Notes 4.50% due 01/15/2030	250,000	203,750
WPX Energy, Inc. Senior Notes 5.25% due 10/15/2027	175,000	152,250
WPX Energy, Inc. Senior Notes 5.75% due 06/01/2026	225,000	203,917
		13,882,464

Oil Companies-Integrated — 0.4%
BP Capital Markets America, Inc. Company Guar. Notes 3.12% due 05/04/2026	2,810,000	2,942,219
BP Capital Markets America, Inc. Company Guar. Notes 4.74% due 03/11/2021	2,290,000	2,352,083
		5,294,302
Oil Refining & Marketing — 0.6%
Marathon Petroleum Corp. Senior Notes 3.63% due 09/15/2024	1,850,000	1,779,159
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	730,000	766,019
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.50% due 02/15/2026	300,000	289,500
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.88% due 03/15/2028	425,000	403,750
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	1,535,000	1,571,999
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	1,000,000	1,071,699
Valero Energy Corp. Company Guar. Notes 7.50% due 04/15/2032	1,540,000	1,941,001
		7,823,127
Oil-Field Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.25% due 04/01/2028*	175,000	130,375
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*	1,050,000	787,500
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	325,000	97,500
SESI LLC Company Guar. Notes 7.75% due 09/15/2024	1,450,000	300,324
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	1,175,000	945,875
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 09/01/2027	600,000	480,000
		2,741,574
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	1,150,000	1,078,125
Pharmacy Services — 1.5%
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	2,215,000	2,366,092
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028	2,215,000	2,535,913
Cigna Corp. Company Guar. Notes 4.90% due 12/15/2048	2,215,000	2,851,888
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	2,025,000	2,216,762
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	3,130,000	3,694,494
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	2,740,000	3,472,184
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,265,000	1,581,178
CVS Pass-Through Trust Pass-Through Certs. 5.30% due 01/11/2027*	313,182	330,977
		19,049,488
Pipelines — 4.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024	1,125,000	877,500
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 03/01/2027*	500,000	370,000
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 01/15/2028*	825,000	606,375
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023	375,000	288,750
Boardwalk Pipelines LP Company Guar. Notes 4.80% due 05/03/2029	980,000	862,985
Buckeye Partners LP Senior Notes 4.13% due 03/01/2025*	450,000	416,250
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	650,000	585,000
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029*	450,000	415,125

Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	1,300,000	1,240,980
Cheniere Energy Partners LP Company Guar. Notes 5.63% due 10/01/2026	350,000	334,460
CNX Midstream Partners LP/CNX Midstream Finance Corp. Senior Notes 6.50% due 03/15/2026*	1,350,000	1,104,705
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	2,065,000	2,196,809
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	1,260,000	1,435,939
Energy Transfer Operating LP Company Guar. Notes 4.90% due 02/01/2024	4,250,000	4,267,658
Energy Transfer Operating LP Company Guar. Notes 5.15% due 03/15/2045	3,013,000	2,675,706
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	3,300,000	3,511,417
EQM Midstream Partners LP Senior Notes 4.75% due 07/15/2023	375,000	354,825
EQM Midstream Partners LP Senior Notes 5.50% due 07/15/2028	375,000	333,750
Florida Gas Transmission Co. LLC Senior Notes 5.45% due 07/15/2020*	700,000	702,817
Hess Midstream Partners LP Company Guar. Notes 5.13% due 06/15/2028*	500,000	438,100
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	400,000	363,880
Kinder Morgan Energy Partners LP Company Guar. Notes 5.80% due 03/15/2035	2,540,000	2,885,820
Kinder Morgan Energy Partners LP Company Guar. Notes 6.38% due 03/01/2041	570,000	657,994
Kinder Morgan Energy Partners LP Company Guar. Notes 6.55% due 09/15/2040	2,960,000	3,485,610
MPLX LP Senior Notes 4.25% due 12/01/2027*	850,000	817,289
MPLX LP Senior Notes 4.50% due 04/15/2038	3,150,000	2,812,476
MPLX LP Senior Notes 5.20% due 03/01/2047	2,250,000	2,099,338
MPLX LP Senior Notes 5.20% due 12/01/2047*	2,740,000	2,500,802
MPLX LP Senior Notes 6.25% due 10/15/2022*	186,000	185,827
MPLX LP Senior Notes 6.38% due 05/01/2024*	350,000	357,202
NuStar Logistics LP Company Guar. Notes 5.63% due 04/28/2027	1,450,000	1,305,000
NuStar Logistics LP Company Guar. Notes 6.00% due 06/01/2026	150,000	135,000
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	2,370,000	2,524,971
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	1,425,000	342,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.75% due 04/15/2025	850,000	170,170
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028	825,000	688,875
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.25% due 05/01/2023	150,000	141,690
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.38% due 02/01/2027	625,000	531,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.50% due 03/01/2030*	775,000	660,688
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.88% due 04/15/2026	1,100,000	986,150
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.50% due 07/15/2027	75,000	67,500
TC PipeLines LP Senior Notes 3.90% due 05/25/2027	1,270,000	1,243,480

Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	1,510,000	1,494,878
TransMontaigne Partners LP/TLP Finance Corp. Company Guar. Notes 6.13% due 02/15/2026	400,000	320,080
Western Gas Partners LP Senior Notes 4.00% due 07/01/2022	250,000	241,875
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	125,000	93,438
Western Midstream Operating LP Senior Notes 4.05% due 02/01/2030	250,000	228,125
Western Midstream Operating LP Senior Notes 4.50% due 03/01/2028	175,000	154,000
Western Midstream Operating LP Senior Notes 5.30% due 03/01/2048	1,100,000	827,750
Western Midstream Operating LP Senior Notes 5.50% due 08/15/2048	200,000	147,250
Williams Cos., Inc. Senior Notes 4.90% due 01/15/2045	2,960,000	2,908,103
		54,397,662
Precious Metals — 0.1%
Coeur Mining, Inc. Company Guar. Notes 5.88% due 06/01/2024	925,000	854,034
Professional Sports — 0.1%
Football Trust V Pass-Through Certs. 5.35% due 10/05/2020*	800,479	811,425
Publishing-Newspapers — 0.1%
TEGNA, Inc. Company Guar. Notes 4.63% due 03/15/2028*	300,000	268,875
TEGNA, Inc. Company Guar. Notes 5.00% due 09/15/2029*	800,000	710,256
TEGNA, Inc. Company Guar. Notes 5.50% due 09/15/2024*	350,000	351,750
		1,330,881
Quarrying — 0.1%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	1,125,000	1,103,906
Compass Minerals International, Inc. Company Guar. Notes 6.75% due 12/01/2027*	450,000	445,500
		1,549,406
Racetracks — 0.0%
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	75,000	62,250
Radio — 0.3%
Cumulus Media New Holdings, Inc. Senior Sec. Notes 6.75% due 07/01/2026*	500,000	407,250
Entercom Media Corp. Sec. Notes 6.50% due 05/01/2027*	700,000	516,250
Entercom Media Corp. Company Guar. Notes 7.25% due 11/01/2024*	925,000	573,500
Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 07/15/2024*	850,000	866,660
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	950,000	979,687
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	925,000	959,688
		4,303,035
Real Estate Investment Trusts — 3.7%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.90% due 06/15/2023	2,100,000	2,233,441
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2028	2,110,000	2,260,208
American Tower Corp. Senior Notes 5.00% due 02/15/2024	2,400,000	2,685,273
AvalonBay Communities, Inc. Senior Notes 3.35% due 05/15/2027	2,745,000	2,922,425
Boston Properties LP Senior Notes 3.80% due 02/01/2024	1,400,000	1,465,634
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	3,560,000	3,925,653
Health Care REIT, Inc. Senior Notes 4.00% due 06/01/2025	2,600,000	2,672,413
Healthcare Trust of America Holdings LP Company Guar. Notes 3.70% due 04/15/2023	2,300,000	2,318,394
Host Hotels & Resorts LP Senior Notes 4.00% due 06/15/2025	2,815,000	2,720,289
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	490,000	499,686
Kimco Realty Corp. Senior Notes 3.80% due 04/01/2027	1,730,000	1,760,420

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 4.50% due 09/01/2026	375,000	362,813
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024	150,000	152,282
Mid-America Apartments LP Senior Notes 3.75% due 06/15/2024	3,200,000	3,269,549
Physicians Realty LP Company Guar. Notes 4.30% due 03/15/2027	1,590,000	1,505,394
Regency Centers Corp. Company Guar. Notes 3.75% due 11/15/2022	3,900,000	3,973,163
Tanger Properties LP Senior Notes 3.13% due 09/01/2026	2,600,000	2,358,307
Tanger Properties LP Senior Notes 3.75% due 12/01/2024	1,000,000	937,787
Tanger Properties LP Senior Notes 3.88% due 12/01/2023	2,100,000	1,994,042
UDR, Inc. Company Guar. Notes 2.95% due 09/01/2026	2,180,000	2,144,397
UDR, Inc. Company Guar. Notes 3.75% due 07/01/2024	500,000	498,174
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.50% due 02/15/2025*	50,000	47,000
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.75% due 02/15/2027*	75,000	69,750
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.13% due 08/15/2030*	50,000	45,500
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.25% due 12/01/2026*	375,000	350,471
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.63% due 12/01/2029*	300,000	279,000
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	1,890,000	1,969,050
		45,420,515
Rental Auto/Equipment — 0.6%
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	750,000	741,373
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	4,090,000	4,513,151
United Rentals North America, Inc. Sec. Notes 3.88% due 11/15/2027	200,000	195,500
United Rentals North America, Inc. Company Guar. Notes 4.00% due 07/15/2030	150,000	141,750
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	875,000	876,925
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	350,000	353,500
United Rentals North America, Inc. Company Guar. Notes 5.88% due 09/15/2026	400,000	411,000
United Rentals North America, Inc. Company Guar. Notes 6.50% due 12/15/2026	275,000	284,625
		7,517,824
Research & Development — 0.2%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Company Guar. Notes 6.38% due 08/01/2023*	2,600,000	2,632,500
Resorts/Theme Parks — 0.1%
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	925,000	800,772
Six Flags Theme Parks, Inc. Senior Sec. Notes 7.00% due 07/01/2025*	250,000	258,700
Vail Resorts, Inc. Company Guar. Notes 6.25% due 05/15/2025*	75,000	77,344
		1,136,816
Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc. Company Guar. Notes 8.00% due 07/15/2027*	725,000	500,250
Retail-Auto Parts — 0.9%
Advance Auto Parts, Inc. Company Guar. Notes 3.90% due 04/15/2030*	2,450,000	2,453,212
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 01/15/2022	840,000	865,351
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	3,750,000	3,969,708
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	975,000	1,009,415

AutoZone, Inc. Senior Notes 3.75% due 06/01/2027	2,870,000	3,041,487
		11,339,173
Retail-Discount — 0.1%
Dollar Tree, Inc. Senior Notes 3.70% due 05/15/2023	1,630,000	1,709,330
Retail-Leisure Products — 0.0%
Party City Holdings, Inc. Company Guar. Notes 6.13% due 08/15/2023*	1,200,000	105,000
Party City Holdings, Inc. Company Guar. Notes 6.63% due 08/01/2026*	875,000	82,031
		187,031
Retail-Propane Distribution — 0.2%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	500,000	400,000
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.75% due 01/15/2022	425,000	338,984
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.50% due 06/01/2024	625,000	605,469
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.75% due 03/01/2025	250,000	244,925
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.88% due 03/01/2027	1,050,000	1,001,123
		2,590,501
Retail-Restaurants — 0.1%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	700,000	722,533
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.00% due 06/01/2024*	100,000	103,050
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	350,000	357,875
Yum! Brands, Inc. Senior Notes 4.75% due 01/15/2030*	250,000	255,000
Yum! Brands, Inc. Senior Notes 7.75% due 04/01/2025*	100,000	109,488
		1,547,946
Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co. Company Guar. Notes 4.88% due 03/15/2027	375,000	320,888
Goodyear Tire & Rubber Co. Company Guar. Notes 5.00% due 05/31/2026	625,000	543,750
		864,638
Rubber/Plastic Products — 0.1%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.25% due 01/15/2026*	1,325,000	1,205,896
Security Services — 0.2%
Allied Universal Holdco LLC Senior Sec. Notes 6.63% due 07/15/2026*	450,000	462,645
Allied Universal Holdco LLC Senior Notes 9.75% due 07/15/2027*	2,350,000	2,373,500
		2,836,145
Semiconductor Components-Integrated Circuits — 0.2%
QUALCOMM, Inc. Senior Notes 2.60% due 01/30/2023	1,940,000	2,024,568
Semiconductor Equipment — 0.1%
Lam Research Corp. Senior Notes 4.00% due 03/15/2029	1,585,000	1,849,993
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc. Company Guar. Notes 3.48% due 12/01/2027	2,470,000	2,532,236
Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc. Senior Notes 3.15% due 08/01/2027	1,350,000	1,395,060
Software Tools — 0.1%
JDA Escrow LLC/JDA Bond Finance, Inc. Company Guar. Notes 7.38% due 10/15/2024*	1,625,000	1,596,563
Steel Pipe & Tube — 0.4%
Valmont Industries, Inc. Company Guar. Notes 5.00% due 10/01/2044	500,000	555,643
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	4,815,000	4,759,094
		5,314,737

Steel-Producers — 1.1%
Carpenter Technology Corp. Senior Notes 4.45% due 03/01/2023	3,347,000	3,278,347
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	2,600,000	2,629,219
Reliance Steel & Aluminum Co. Senior Notes 4.50% due 04/15/2023	6,770,000	7,031,894
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	400,000	408,819
		13,348,279
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	1,100,000	1,285,950
Telephone-Integrated — 2.8%
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	2,600,000	2,753,477
AT&T, Inc. Senior Notes 4.10% due 02/15/2028	2,500,000	2,761,683
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	3,475,000	3,829,576
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	3,485,000	3,991,975
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	1,500,000	1,795,823
AT&T, Inc. Senior Notes 5.30% due 08/15/2058	2,750,000	3,469,291
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	3,500,000	4,707,156
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	1,025,000	1,234,459
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	5,545,000	6,816,154
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	3,000,000	3,732,216
		35,091,810
Television — 0.6%
AMC Networks, Inc. Company Guar. Notes 4.75% due 08/01/2025	175,000	159,836
AMC Networks, Inc. Company Guar. Notes 5.00% due 04/01/2024	1,100,000	1,066,450
CBS Corp. Senior Notes 4.90% due 08/15/2044	2,550,000	2,558,939
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	1,275,000	1,224,000
Gray Television, Inc. Company Guar. Notes 7.00% due 05/15/2027*	325,000	326,625
Scripps Escrow, Inc. Company Guar. Notes 5.88% due 07/15/2027*	700,000	591,500
Sinclair Television Group, Inc. Company Guar. Notes 5.13% due 02/15/2027*	125,000	105,313
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	650,000	592,943
Sinclair Television Group, Inc. Company Guar. Notes 5.88% due 03/15/2026*	1,350,000	1,167,750
		7,793,356
Theaters — 0.0%
Live Nation Entertainment, Inc. Company Guar. Notes 4.75% due 10/15/2027*	125,000	105,625
Tobacco — 0.8%
BAT Capital Corp. Company Guar. Notes 3.56% due 08/15/2027	4,270,000	4,386,542
BAT Capital Corp. Company Guar. Notes 4.54% due 08/15/2047	5,625,000	5,889,988
		10,276,530
Transport-Rail — 0.7%
Burlington Northern and Santa Fe Railway Co. Pass-Through Certs. Series 1992-2 7.57% due 01/02/2021	6,336	6,533
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	2,200,000	3,062,411
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023	1,935,000	1,965,658
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	2,710,000	3,221,887
		8,256,489
Transport-Services — 0.5%
FedEx Corp. Company Guar. Notes 3.10% due 08/05/2029	1,220,000	1,234,460
FedEx Corp. Company Guar. Notes 4.05% due 02/15/2048	1,320,000	1,301,148

Ryder System, Inc. Senior Notes 3.88% due 12/01/2023	3,300,000	3,385,709
		5,921,317
Trucking/Leasing — 0.5%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	3,300,000	3,321,399
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.45% due 07/01/2024*	2,750,000	2,850,205
		6,171,604
Vitamins & Nutrition Products — 0.3%
Mead Johnson Nutrition Co. Company Guar. Notes 3.00% due 11/15/2020	2,550,000	2,572,286
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	1,270,000	1,450,669
		4,022,955
Total U.S. Corporate Bonds & Notes (cost $1,008,261,493)		1,041,540,142

FOREIGN CORPORATE BONDS & NOTES — 12.4%
Aerospace/Defense — 0.5%
Embraer Netherlands Finance BV Company Guar. Notes 5.05% due 06/15/2025	3,135,000	2,633,400
Embraer Overseas, Ltd. Company Guar. Notes 5.70% due 09/16/2023*	3,804,000	3,414,090
		6,047,490
Aerospace/Defense-Equipment — 0.0%
TransDigm UK Holdings PLC Company Guar. Notes 6.88% due 05/15/2026	200,000	171,000
Auto/Truck Parts & Equipment-Original — 0.4%
Adient Global Holdings, Ltd. Company Guar. Notes 4.88% due 08/15/2026*	1,075,000	801,950
Dana Financing Luxembourg SARL Company Guar. Notes 5.75% due 04/15/2025*	300,000	272,250
Dana Financing Luxembourg SARL Company Guar. Notes 6.50% due 06/01/2026*	950,000	859,750
IHO Verwaltungs GmbH Senior Sec. Notes 4.75% due 09/15/2026*(1)	875,000	743,750
IHO Verwaltungs GmbH Senior Sec. Notes 6.00% due 05/15/2027*(1)	375,000	322,500
IHO Verwaltungs GmbH Senior Sec. Notes 6.38% due 05/15/2029*(1)	375,000	326,250
Panther BF Aggregator 2 LP/Panther Finance Co, Inc. Senior Sec. Notes 6.25% due 05/15/2026*	150,000	150,975
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. Company Guar. Notes 8.50% due 05/15/2027*	2,200,000	1,864,500
		5,341,925
Beverages-Non-alcoholic — 0.4%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.75% due 01/22/2030	4,805,000	4,773,641
Beverages-Wine/Spirits — 0.1%
Bacardi, Ltd. Company Guar. Notes 2.75% due 07/15/2026*	1,340,000	1,294,594
Cable/Satellite TV — 1.1%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	835,000	825,123
Grupo Televisa SAB Senior Notes 6.63% due 03/18/2025	7,015,000	7,841,297
Telenet Finance Luxembourg Notes SARL Senior Sec. Notes 5.50% due 03/01/2028*	1,950,000	1,989,000
Virgin Media Finance PLC Company Guar. Notes 5.75% due 01/15/2025*	300,000	303,090
Virgin Media Finance PLC Company Guar. Notes 6.00% due 10/15/2024*	350,000	354,375
Virgin Media Secured Finance PLC Senior Sec. Notes 5.50% due 08/15/2026*	400,000	412,860
Virgin Media Secured Finance PLC Senior Sec. Notes 5.50% due 05/15/2029*	200,000	207,640
Ziggo Bond Co. BV Company Guar. Notes 5.13% due 02/28/2030*	225,000	221,625
Ziggo Bond Co. BV Senior Notes 6.00% due 01/15/2027*	625,000	628,125
Ziggo BV Senior Sec. Notes 5.50% due 01/15/2027*	1,034,000	1,051,785
		13,834,920
Cellular Telecom — 0.4%
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	2,625,000	2,743,125

Vodafone Group PLC Senior Notes 4.13% due 05/30/2025	1,475,000	1,644,931
		4,388,056
Chemicals-Specialty — 0.2%
Alpha 2 BV Senior Notes 8.75% due 06/01/2023*(1)	350,000	329,000
Alpha 3 BV/Alpha US Bidco, Inc. Company Guar. Notes 6.25% due 02/01/2025*	1,225,000	1,163,505
Starfruit Finco BV/Starfruit US Holdco LLC Senior Notes 8.00% due 10/01/2026*	1,350,000	1,264,275
		2,756,780
Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*	425,000	410,125
Commercial Services-Finance — 0.2%
IHS Markit, Ltd. Senior Notes 4.25% due 05/01/2029	2,340,000	2,500,735
Containers-Metal/Glass — 0.3%
ARD Finance SA(1) Senior Sec. Notes 6.50% due 06/30/2027*	1,700,000	1,577,940
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 5.25% due 08/15/2027*	700,000	679,875
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 02/15/2025*	725,000	725,631
Trivium Packaging Finance BV Senior Sec. Notes 5.50% due 08/15/2026*	550,000	563,750
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*	625,000	653,125
		4,200,321
Cruise Lines — 0.1%
Viking Cruises, Ltd. Senior Notes 6.25% due 05/15/2025*	150,000	100,125
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	750,000	589,275
		689,400
Diagnostic Equipment — 0.5%
DH Europe Finance II SARL Company Guar. Notes 2.60% due 11/15/2029	1,665,000	1,748,254
DH Europe Finance II SARL Company Guar. Notes 3.40% due 11/15/2049	4,180,000	4,638,517
		6,386,771
Diversified Financial Services — 0.8%
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	3,653,000	3,762,111
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	5,500,000	5,731,921
		9,494,032
Diversified Operations — 0.0%
Stena International SA Senior Sec. Notes 6.13% due 02/01/2025*	400,000	350,000
Electric-Distribution — 0.1%
PPL WEM Holdings, Ltd. Senior Notes 5.38% due 05/01/2021*	1,100,000	1,128,239
Electric-Integrated — 0.6%
EDP Finance BV Senior Notes 3.63% due 07/15/2024*	2,550,000	2,681,250
Enel Finance International NV Company Guar. Notes 4.88% due 06/14/2029*	980,000	1,130,968
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	3,220,000	3,270,242
		7,082,460
Electronic Components-Misc. — 0.2%
Flex, Ltd. Senior Notes 4.75% due 06/15/2025	1,935,000	2,068,069
Electronic Components-Semiconductors — 0.0%
Sensata Technologies UK Financing Co. PLC Company Guar. Notes 6.25% due 02/15/2026*	425,000	437,750
Enterprise Software/Service — 0.0%
Open Text Corp. Company Guar. Notes 3.88% due 02/15/2028*	175,000	171,500
Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	715,000	663,656
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*	525,000	462,235
		1,125,891

Food-Baking — 0.3%
Grupo Bimbo SAB de CV Company Guar. Notes 4.50% due 01/25/2022*	1,230,000	1,260,123
Grupo Bimbo SAB de CV Company Guar. Notes 4.88% due 06/27/2044*	2,736,000	2,758,383
		4,018,506
Food-Misc./Diversified — 0.5%
Kerry Group Financial Services Company Guar. Notes 3.20% due 04/09/2023*	6,150,000	6,371,836
Gambling (Non-Hotel) — 0.1%
Stars Group Holdings BV/Stars Group US Co-Borrower LLC Company Guar. Notes 7.00% due 07/15/2026*	1,675,000	1,721,900
Hazardous Waste Disposal — 0.0%
Tervita Escrow Corp. Sec. Notes 7.63% due 12/01/2021*	625,000	412,500
Investment Management/Advisor Services — 0.1%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	800,000	847,665
Machinery-Farming — 0.4%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	5,245,000	5,226,522
Machinery-Pumps — 0.0%
Titan Acquisition, Ltd./Titan Co-Borrower LLC Senior Notes 7.75% due 04/15/2026*	525,000	489,562
Medical-Drugs — 1.4%
AstraZeneca PLC Senior Notes 2.38% due 06/12/2022	3,085,000	3,163,980
AstraZeneca PLC Senior Notes 3.13% due 06/12/2027	3,085,000	3,367,907
AstraZeneca PLC Senior Notes 3.38% due 11/16/2025	2,900,000	3,210,547
Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 01/30/2028*	450,000	431,859
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	325,000	342,745
Bausch Health Cos., Inc. Company Guar. Notes 7.25% due 05/30/2029*	425,000	453,552
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 07/15/2023*	625,000	468,500
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*	1,125,000	804,375
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*	1,675,000	418,750
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.63% due 10/15/2023*	1,350,000	387,518
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	113,000	111,870
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 5.50% due 11/01/2025*	375,000	389,813
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	74,000	73,445
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	1,925,000	1,949,062
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	450,000	462,758
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 9.00% due 12/15/2025*	750,000	817,875
		16,854,556
Medical-Generic Drugs — 0.2%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	955,000	978,786
Allergan Funding SCS Company Guar. Notes 3.80% due 03/15/2025	890,000	950,049
		1,928,835
Metal-Copper — 0.1%
Hudbay Minerals, Inc. Company Guar. Notes 7.25% due 01/15/2023*	125,000	113,800
HudBay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*	1,150,000	1,040,175
		1,153,975
Oil & Gas Drilling — 0.1%
Nabors Industries, Ltd. Company Guar. Notes 7.25% due 01/15/2026*	125,000	47,500

Nabors Industries, Ltd. Company Guar. Notes 7.50% due 01/15/2028*	125,000	50,000
Precision Drilling Corp. Company Guar. Notes 7.13% due 01/15/2026*	225,000	90,000
Precision Drilling Corp. Company Guar. Notes 7.75% due 12/15/2023	550,000	242,000
Shelf Drilling Holdings, Ltd. Company Guar. Notes 8.25% due 02/15/2025*	800,000	232,000
		661,500
Oil Companies-Exploration & Production — 0.7%
Canadian Natural Resources, Ltd. Senior Notes 3.80% due 04/15/2024	2,125,000	2,054,804
Canadian Natural Resources, Ltd. Senior Notes 5.85% due 02/01/2035	4,960,000	4,714,436
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 5.95% due 04/28/2041*	1,550,000	2,175,118
		8,944,358
Oil Companies-Integrated — 0.4%
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	2,800,000	2,741,442
Husky Energy, Inc. Senior Notes 4.40% due 04/15/2029	2,460,000	1,995,384
		4,736,826
Retail-Restaurants — 0.2%
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 4.38% due 01/15/2028*	250,000	241,737
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*	2,825,000	2,839,125
		3,080,862
Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	550,000	294,250
Intelsat Jackson Holdings SA Company Guar. Notes 8.50% due 10/15/2024*	675,000	391,500
Intelsat Jackson Holdings SA Company Guar. Notes 9.75% due 07/15/2025*	350,000	197,750
		883,500
Security Services — 0.2%
Garda World Security Corp. Senior Sec. Notes 4.63% due 02/15/2027*	250,000	240,625
GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*	1,872,000	1,872,000
		2,112,625
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.00% due 06/26/2027*	1,440,000	1,502,690
Telecom Services — 0.3%
TELUS Corp. Senior Notes 2.80% due 02/16/2027	3,170,000	3,243,486
Telephone-Integrated — 0.6%
Telefonica Emisiones SAU Company Guar. Notes 4.57% due 04/27/2023	1,500,000	1,623,012
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	1,530,000	1,834,750
Telefonica Emisiones SAU Company Guar. Notes 5.52% due 03/01/2049	1,930,000	2,401,667
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	1,575,000	2,208,692
		8,068,121
Transport-Rail — 0.6%
Canadian Pacific Railway Co. Senior Notes 2.90% due 02/01/2025	3,185,000	3,370,964
Canadian Pacific Railway Co. Senior Notes 7.13% due 10/15/2031	2,950,000	4,293,078
		7,664,042
Total Foreign Corporate Bonds & Notes (cost $154,547,698)		154,577,566

U.S. GOVERNMENT AGENCIES — 0.1%
Resolution Funding Corp — 0.1%
Resolution Funding Corp. STRIPS Bonds zero coupon due 01/15/2021 (cost $605,182)	640,000	637,273
COMMON STOCKS — 0.0%
Chemicals-Specialty — 0.0%
Hexion Holdings Corp., Class B† (cost $603,140)	20,415	114,324

PREFERRED SECURITIES — 0.1%
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc.(2) Class D, 5.67%	30,000	300
Real Estate Investment Trusts — 0.1%
Prologis, Inc. Series Q, 8.54%	20,000	1,520,000
Total Preferred Securities (cost $2,274,140)		1,520,300

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.4%
Diversified Banking Institutions — 0.3%
Goldman Sachs Capital I 6.35% due 02/15/2034	2,500,000	3,186,139
Diversified Manufacturing Operations — 0.1%
Textron Financial Corp. FRS 3.45% (3 ML+1.74%) due 02/15/2067*	2,400,000	1,488,000
Electric-Generation — 0.4%
Electricite de France SA 5.63% due 01/22/2024*(3)	5,000,000	4,950,000
Insurance-Life/Health — 0.5%
AXA SA 8.60% due 12/15/2030	4,000,000	5,554,083
Insurance-Multi-line — 0.1%
MetLife, Inc. 10.75% due 08/01/2069	900,000	1,367,586
USF&G Capital III 8.31% due 07/01/2046*	250,000	364,507
		1,732,093
Total Preferred Securities/Capital Securities (cost $15,847,133)		16,910,315

WARRANTS — 0.0%
Radio — 0.0%
iHeartmedia, Inc.† Expires 05/01/2039 (cost $239,415)	14,510	88,874
TOTAL INVESTMENTS (cost $1,182,378,151)	97.9%	1,215,388,794
Other assets less liabilities	2.1	26,182,124

NET ASSETS	100.0%	$1,241,570,918

@	Effective April 29, 2020, the Board of Trustees approved a change in the name of the SA Federated Corporate Bond Portfolio to “SA Federated Hermes Corporate Bond Portfolio”.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2020, the aggregate value of these securities was $304,934,805 representing 24.6% of net assets.

†	Non-income producing security
(1)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(2)	Securities classified as Level 3 (see Note 1).
(3)	Perpetual maturity—maturity date reflects the next call date.
(4)	Company has filed for bankruptcy protection.
(5)	Security in Default.

ULC — Unlimited Liability Corp.

STRIPS — Separate Trading of Registered Interest and Principal Securities

FRS — Floating Rate Security

The rate shown on FRS is the current rates as of April 30, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML — 3 Month USD Libor

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
220	Long	U.S. Treasury 10 Year Notes	June 2020	28,987,214	30,593,750	1,606,536
305	Long	U.S. Treasury Long Bonds	June 2020	52,846,004	55,214,531	2,368,527

						$3,975,063

*	Notional Basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds	$—	$1,041,540,142	$—	$1,041,540,142
Foreign Corporate Bonds & Notes	—	154,577,566	—	154,577,566
U.S. Government Agencies	—	637,273	—	637,273
Common Stock	114,324	—	—	114,324
Preferred Securites:
Finance-Investment Banker/Broker	—	—	300	300
Real Estate Investment Trusts	1,520,000	—	—	1,520,000
Preferred Securities/Capital Securities	—	16,910,315	—	16,910,315
Warrants	—	88,874	—	88,874

Total Investments at Value	$1,634,324	$1,213,754,170	$300	$1,215,388,794

Other Financial Instruments:†
Futures Contracts	$3,975,063	$—	$—	$3,975,063

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investements in securities were not considered a material portion of the Porfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Fidelity Institutional AM International Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 95.5%
Australia — 1.4%
CSL, Ltd.	20,178	$3,999,598

Bermuda — 0.9%
IHS Markit, Ltd.	40,200	2,705,460

Brazil — 1.0%
B3 SA—Brasil Bolsa Balcao	400,200	2,827,504

Canada — 8.7%
Barrick Gold Corp.	128,600	3,307,592
Brookfield Asset Management, Inc., Class A	99,450	3,363,399
Canadian National Railway Co.	43,316	3,582,101
Canadian Pacific Railway, Ltd.	13,746	3,124,167
Constellation Software, Inc.	3,203	3,080,076
Thomson Reuters Corp.	41,900	2,952,069
Waste Connections, Inc.	31,096	2,675,424
Wheaton Precious Metals Corp.	74,200	2,819,382

		24,904,210

Cayman Islands — 8.4%
Alibaba Group Holding, Ltd. ADR†	39,153	7,935,138
New Oriental Education & Technology Group, Inc. ADR†	24,200	3,089,372
Shenzhou International Group Holdings, Ltd.	232,486	2,644,517
TAL Education Group ADR†	56,000	3,034,640
Tencent Holdings, Ltd.	133,748	7,095,747

		23,799,414

China — 3.2%
Kweichow Moutai Co., Ltd., Class A	15,700	2,778,162
Ping An Insurance Group Co. of China, Ltd.	349,000	3,538,774
Wuliangye Yibin Co., Ltd., Class A	143,602	2,710,896

		9,027,832

Denmark — 3.7%
DSV PANALPINA A/S	30,323	3,134,724
Novo Nordisk A/S, Class B	68,800	4,393,158
Orsted A/S*	28,600	2,895,789

		10,423,671

Finland — 1.0%
Kone Oyj, Class B	48,700	2,954,581

France — 11.0%
Air Liquide SA	27,250	3,470,295
Dassault Systemes SE	19,813	2,902,697
Hermes International	4,193	3,071,688
Kering SA	6,275	3,169,010
L’Oreal SA	13,611	3,961,143
LVMH Moet Hennessy Louis Vuitton SE	11,055	4,275,958
Pernod Ricard SA	20,169	3,077,468
Sanofi	45,800	4,480,781
Teleperformance	13,145	2,948,079

		31,357,119

Germany — 8.9%
adidas AG	13,914	3,184,890
Allianz SE	19,300	3,575,395
Deutsche Boerse AG	21,308	3,314,419
Hannover Rueck SE	13,902	2,220,115
Nemetschek SE	43,069	2,714,547
SAP SE	36,693	4,376,291
Symrise AG	27,194	2,760,550
Vonovia SE	62,021	3,066,591

		25,212,798

Hong Kong — 1.5%
AIA Group, Ltd.	465,056	4,233,150

India — 0.7%
HDFC Bank, Ltd. ADR	44,270	1,919,104

Indonesia — 1.1%
Bank Central Asia Tbk PT	1,729,080	3,002,261

Ireland — 2.0%
Aon PLC	15,100	2,607,317
Kingspan Group PLC	6,633	338,307
Linde PLC	14,562	2,679,262

		5,624,886

Israel — 1.0%
NICE, Ltd., ADR†	17,093	2,808,380

Italy — 1.2%
Enel SpA	517,500	3,542,885

Japan — 2.4%
Hoya Corp.	34,569	3,159,164
Keyence Corp.	10,400	3,736,348

		6,895,512

Jersey — 1.1%
Experian PLC	102,450	3,069,446

Netherlands — 5.7%
Adyen NV†*	3,124	3,073,092
ASML Holding NV	15,714	4,667,824
Ferrari NV	18,544	2,919,546
Wolters Kluwer NV	39,469	2,906,012
Yandex NV, Class A†	72,500	2,739,050

		16,305,524

Spain — 2.2%
Cellnex Telecom SA*	52,149	2,734,542
Iberdrola SA	363,534	3,644,271

		6,378,813

Sweden — 2.2%
Atlas Copco AB, Class A	92,200	3,198,861
Hexagon AB, Class B†	59,424	2,958,738

		6,157,599

Switzerland — 10.1%
Givaudan SA	924	3,097,725
Nestle SA	69,737	7,366,743
Partners Group Holding AG	3,859	3,042,067
Roche Holding AG	18,620	6,476,567
Sika AG	17,478	2,894,940
Temenos AG	22,149	2,886,167
Zurich Insurance Group AG	9,800	3,124,021

		28,888,230

Taiwan — 2.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	638,000	6,411,560

United Kingdom — 6.3%
AstraZeneca PLC	46,300	4,857,076
Atlassian Corp. PLC, Class A†	16,400	2,550,036
Diageo PLC	115,544	4,005,264
London Stock Exchange Group PLC	33,231	3,123,622
RELX PLC	145,335	3,291,534

		17,827,532

United States — 7.5%
Amazon.com, Inc.†	1,160	2,869,840
American Tower Corp.	10,600	2,522,800
Mastercard, Inc., Class A	10,045	2,762,074
MercadoLibre, Inc.†	4,600	2,684,146
Microsoft Corp.	15,500	2,777,755
Netflix, Inc.†	6,400	2,687,040
NextEra Energy, Inc.	10,609	2,451,952
Visa, Inc., Class A	15,330	2,739,777

		21,495,384

Total Common Stocks (cost $257,442,484)		271,772,453

EXCHANGE-TRADED FUNDS — 3.6%
United States — 3.6%
iShares MSCI India ETF (cost $11,667,699)	385,113	10,417,307

Total Long-Term Investment Securities (cost $269,110,183)		282,189,760

TOTAL INVESTMENTS (cost $269,110,183)	99.1%	282,189,760
Other assets less liabilities	0.9	2,432,869

NET ASSETS	100.0%	$284,622,629

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2020, the aggregate value of these securities was $8,703,423 representing 3.1% of net assets.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

Industry Allocation*
Medical-Drugs	7.2%
Enterprise Software/Service	4.5
Beverages-Wine/Spirits	4.5
E-Commerce/Products	3.8
Exchange-Traded Funds	3.6
Insurance-Multi-line	3.6
Electric-Integrated	3.3
Finance-Other Services	3.3
Machinery-General Industrial	3.2
Commercial Services-Finance	3.1
Food-Misc./Diversified	2.6
Internet Content-Information/News	2.5
Textile-Apparel	2.4
Transport-Rail	2.3
Semiconductor Components-Integrated Circuits	2.3
Private Equity	2.2
Apparel Manufacturers	2.2
Industrial Gases	2.2
Schools	2.2
Finance-Credit Card	2.0
Applications Software	1.9
Banks-Commercial	1.8
Semiconductor Equipment	1.6
Insurance-Life/Health	1.5
Medical-Biomedical/Gene	1.4
Cosmetics & Toiletries	1.4
Industrial Automated/Robotic	1.3
Gold Mining	1.2
Commercial Services	1.2
Building & Construction Products-Misc.	1.1
Athletic Footwear	1.1
Electronic Components-Misc.	1.1
Transport-Services	1.1
Chemicals-Specialty	1.1
Real Estate Management/Services	1.1
Multimedia	1.0
Computer Services	1.0
Auto-Cars/Light Trucks	1.0
Publishing-Periodicals	1.0
Computer Aided Design	1.0
Electric-Distribution	1.0
Precious Metals	1.0
Telecommunication Equipment	1.0
Chemicals-Diversified	1.0
Web Portals/ISP	1.0
Building-Heavy Construction	0.9
Internet Content-Entertainment	0.9
E-Commerce/Services	0.9
Non-Hazardous Waste Disposal	0.9
Insurance Brokers	0.9
Real Estate Investment Trusts	0.9
Insurance-Reinsurance	0.8

99.1%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$81,294,858	$190,477,595	**	—	$271,772,453
Exchanged-Traded Funds	10,417,307	—		—	10,417,307

Total Investments at Value	$91,712,165	$190,477,595		$—	$282,189,760

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

SunAmerica Series Trust

SA Fidelity Institutional AM Real Estate Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 98.6%
Real Estate Investment Trusts — 98.6%
Acadia Realty Trust	28,004	$346,970
Alexandria Real Estate Equities, Inc.	82,100	12,897,089
American Tower Corp.	7,500	1,785,000
Americold Realty Trust	211,500	6,469,785
AvalonBay Communities, Inc.	59,125	9,634,419
CareTrust REIT, Inc.	286,800	4,726,464
Clipper Realty, Inc.	150,718	798,805
CubeSmart	396,100	9,981,720
CyrusOne, Inc.	14,000	982,100
Digital Realty Trust, Inc.	129,300	19,329,057
Douglas Emmett, Inc.	212,700	6,485,223
Duke Realty Corp.	202,300	7,019,810
Equinix, Inc.	27,700	18,703,040
Equity LifeStyle Properties, Inc.	108,492	6,543,152
Essex Property Trust, Inc.	40,213	9,815,993
Extra Space Storage, Inc.	48,600	4,288,464
Four Corners Property Trust, Inc.	377,300	8,447,747
Healthcare Realty Trust, Inc.	228,800	6,724,432
Highwoods Properties, Inc.	136,300	5,289,803
Invitation Homes, Inc.	350,700	8,294,055
Lexington Realty Trust	487,100	5,090,195
Mack-Cali Realty Corp.	107,900	1,746,901
Mid-America Apartment Communities, Inc.	51,200	5,730,304
National Retail Properties, Inc.	237,200	7,742,208
Outfront Media, Inc.	138,100	2,166,789
Prologis, Inc.	295,158	26,336,948
RLJ Lodging Trust	549,176	5,101,845
Terreno Realty Corp.	94,180	5,162,948
UDR, Inc.	215,900	8,089,773
Ventas, Inc.	195,145	6,312,941
VICI Properties, Inc.	573,700	9,993,854
Welltower, Inc.	116,064	5,945,959
Weyerhaeuser Co.	123,600	2,703,132
TOTAL INVESTMENTS (cost $240,226,773)	98.6%	240,686,925
Other assets less liabilities	1.4	3,389,197

NET ASSETS	100.0%	$244,076,122

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$240,686,925	$—	$—	$240,686,925

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 31.4%
Aerospace/Defense — 0.2%
United Technologies Corp. Senior Notes 5.40% due 05/01/2035	$1,000,000	$1,343,363

Airlines — 0.2%
United Airlines Pass Through Trust Pass-Through Certs. Series 2016-1, Class AA 3.10% due 01/07/2030	998,297	864,513

Applications Software — 0.2%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	1,036,000	1,274,031

Auto-Heavy Duty Trucks — 0.3%
Cummins, Inc. Senior Notes 4.88% due 10/01/2043	1,400,000	1,854,263

Auto/Truck Parts & Equipment-Original — 0.7%
Aptiv Corp. Company Guar. Notes 4.15% due 03/15/2024	1,903,000	1,935,781
BorgWarner, Inc. Senior Notes 4.38% due 03/15/2045	1,900,000	1,807,499

		3,743,280

Banks-Commercial — 1.5%
BB&T Corp. Senior Notes 2.05% due 05/10/2021	2,000,000	2,018,789
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	659,000	660,931
PNC Bank NA Sub. Notes 4.05% due 07/26/2028	1,000,000	1,126,619
Regions Financial Corp. Senior Notes 3.80% due 08/14/2023	2,500,000	2,639,403
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	2,000,000	2,027,576

		8,473,318

Banks-Fiduciary — 0.7%
Bank of New York Mellon Corp. Senior Notes 2.95% due 01/29/2023	2,000,000	2,096,264
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	928,000	999,987
State Street Corp. Senior Notes 3.55% due 08/18/2025	844,000	926,904

		4,023,155

Banks-Super Regional — 0.5%
US Bancorp Senior Notes 3.15% due 04/27/2027	1,000,000	1,087,102
Wells Fargo & Co. Senior Notes 3.90% due 05/01/2045	1,311,000	1,505,825

		2,592,927

Beverages-Non-alcoholic — 0.2%
Pepsi-Cola Metropolitan Bottling Co., Inc. Senior Notes 7.00% due 03/01/2029	644,000	857,401

Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	973,000	1,115,358

Cable/Satellite TV — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	500,000	526,731
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	2,000,000	2,328,888

		2,855,619

Chemicals-Diversified — 0.8%
DowDuPont, Inc. Senior Notes 5.32% due 11/15/2038	2,000,000	2,429,717
PPG Industries, Inc. Senior Notes 3.75% due 03/15/2028	2,000,000	2,249,670

		4,679,387

Commercial Services-Finance — 0.2%
Moody’s Corp. Senior Notes 4.88% due 02/15/2024	1,031,000	1,142,213

Computer Services — 0.1%
International Business Machines Corp. Senior Notes 7.00% due 10/30/2025	400,000	514,897

Computers — 0.4%
Apple, Inc. Senior Notes 2.30% due 05/11/2022	2,000,000	2,061,251

Data Processing/Management — 0.2%
Fiserv, Inc. Senior Notes 3.50% due 07/01/2029	1,000,000	1,096,424

Diversified Banking Institutions — 2.8%
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	1,000,000	1,048,089
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	2,000,000	2,187,081
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	1,084,000	1,317,736

Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	2,000,000	2,175,585
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	1,032,000	1,247,453
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	250,000	268,368
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	200,000	273,148
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	2,000,000	2,226,046
JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/2038	999,000	1,473,790
Morgan Stanley Senior Notes 3.13% due 01/23/2023	2,500,000	2,600,337
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	500,000	527,998

		15,345,631

Diversified Manufacturing Operations — 0.2%
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	1,000,000	1,136,454

Drug Delivery Systems — 0.1%
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	771,000	832,600

E-Commerce/Products — 0.2%
eBay, Inc. Senior Notes 3.45% due 08/01/2024	1,073,000	1,147,319

Electric-Integrated — 2.5%
Berkshire Hathaway Energy Co. Senior Notes 3.80% due 07/15/2048	1,000,000	1,181,519
Consolidated Edison Co. of New York, Inc. Senior Notes 4.50% due 05/15/2058	1,000,000	1,242,254
DTE Electric Co. General Refunding Mtg. 3.70% due 03/15/2045	2,000,000	2,359,956
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	2,000,000	2,235,626
Exelon Generation Co. LLC Senior Notes 6.25% due 10/01/2039	200,000	223,976
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	1,786,000	1,883,189
Progress Energy, Inc. Senior Notes 4.40% due 01/15/2021	800,000	810,369
PSEG Power LLC Company Guar. Notes 3.00% due 06/15/2021	1,750,000	1,775,080
Puget Energy, Inc. Senior Sec. Notes 5.63% due 07/15/2022	1,912,000	2,042,170

		13,754,139

Electronic Components-Semiconductors — 0.2%
Intel Corp. Senior Notes 3.10% due 07/29/2022	1,000,000	1,052,620

Enterprise Software/Service — 0.4%
CA, Inc. Senior Notes 3.60% due 08/15/2022	1,000,000	1,014,638
Oracle Corp. Senior Notes 2.40% due 09/15/2023	1,000,000	1,046,650

		2,061,288

Finance-Credit Card — 1.1%
American Express Co. Senior Notes 2.50% due 08/01/2022	2,000,000	2,042,676
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	500,000	510,003
Mastercard, Inc. Senior Notes 2.95% due 06/01/2029	2,000,000	2,195,146
Visa, Inc. Senior Notes 4.30% due 12/14/2045	829,000	1,097,659

		5,845,484

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.88% due 04/01/2021	449,000	437,124

Finance-Other Services — 0.4%
CME Group, Inc. Senior Notes 3.00% due 03/15/2025	680,000	739,023
Intercontinental Exchange, Inc. Company Guar. Notes 3.75% due 12/01/2025	1,143,000	1,263,675

		2,002,698

Food-Meat Products — 0.5%
Tyson Foods, Inc. Senior Notes 4.88% due 08/15/2034	2,000,000	2,528,675

Food-Misc./Diversified — 0.9%
Campbell Soup Co. Senior Notes 4.80% due 03/15/2048	2,000,000	2,537,701

Kraft Foods Group, Inc. Company Guar. Notes 6.88% due 01/26/2039	2,000,000	2,395,525

		4,933,226

Gas-Distribution — 0.5%
Piedmont Natural Gas Co., Inc. Senior Notes 3.50% due 06/01/2029	1,000,000	1,090,318
Southern Co. Gas Capital Corp. Company Guar. Notes 5.88% due 03/15/2041	1,165,000	1,473,374

		2,563,692

Insurance-Multi-line — 0.3%
MetLife, Inc. Senior Notes 3.60% due 04/10/2024	1,345,000	1,468,023

Insurance-Property/Casualty — 0.1%
Berkshire Hathaway, Inc. Senior Notes 3.13% due 03/15/2026	397,000	436,239

Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc. Senior Notes 3.70% due 10/15/2024	1,176,000	1,276,094

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc. Senior Notes 3.90% due 05/27/2021	600,000	618,178

Medical Instruments — 0.2%
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	701,000	948,959

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	1,030,000	1,115,753

Medical Products — 0.2%
Abbott Laboratories Senior Notes 2.95% due 03/15/2025	1,000,000	1,083,679

Medical-Biomedical/Gene — 0.9%
Amgen, Inc. Senior Notes 3.63% due 05/15/2022	2,000,000	2,080,464
Gilead Sciences, Inc. Senior Notes 5.65% due 12/01/2041	2,000,000	2,869,387

		4,949,851

Medical-Drugs — 1.0%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	400,000	434,846
Johnson & Johnson Senior Notes 3.50% due 01/15/2048	2,134,000	2,680,663
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	800,000	875,030
Pfizer, Inc. Senior Notes 4.20% due 09/15/2048	1,000,000	1,328,133

		5,318,672

Medical-HMO — 0.9%
UnitedHealth Group, Inc. Senior Notes 3.85% due 06/15/2028	2,000,000	2,287,260
UnitedHealth Group, Inc. Senior Notes 3.88% due 12/15/2028	2,500,000	2,890,431

		5,177,691

Metal-Copper — 0.2%
Southern Copper Corp. Senior Notes 5.25% due 11/08/2042	1,000,000	1,050,271

Multimedia — 0.5%
Historic TW, Inc. Company Guar. Notes 9.15% due 02/01/2023	2,500,000	2,925,007

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.20% due 09/20/2023	500,000	522,729

Oil Companies-Exploration & Production — 0.2%
Devon Energy Corp. Senior Notes 7.95% due 04/15/2032	200,000	197,226
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	200,000	152,000
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	200,000	166,139
Newfield Exploration Co. Company Guar. Notes 5.63% due 07/01/2024	1,000,000	711,403

		1,226,768

Oil Companies-Integrated — 0.8%
Chevron Corp. Senior Notes 2.95% due 05/16/2026	3,193,000	3,452,668
Exxon Mobil Corp. Senior Notes 2.73% due 03/01/2023	1,000,000	1,039,638

		4,492,306

Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc. Senior Notes 2.60% due 12/01/2022	143,000	134,409

Oil Refining & Marketing — 0.2%
HollyFrontier Corp. Senior Notes 5.88% due 04/01/2026	250,000	255,679
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	500,000	524,670
Valero Energy Corp. Company Guar. Notes 7.50% due 04/15/2032	200,000	252,078

		1,032,427

Oil-Field Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 2.77% due 12/15/2022	1,000,000	1,008,695
Halliburton Co. Senior Notes 3.80% due 11/15/2025	1,000,000	965,795
Halliburton Co. Senior Notes 7.45% due 09/15/2039	500,000	528,422

		2,502,912

Pharmacy Services — 1.0%
Cigna Corp. Company Guar. Notes 4.80% due 07/15/2046*	2,500,000	3,095,759
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	872,000	1,089,950
Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	1,122,000	1,263,989

		5,449,698

Pipelines — 1.4%
Energy Transfer Operating LP Company Guar. Notes 4.65% due 06/01/2021	2,000,000	1,998,996
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	2,000,000	1,220,000
Kinder Morgan Energy Partners LP Company Guar. Notes 7.30% due 08/15/2033	300,000	362,343
Phillips 66 Partners LP Senior Notes 3.61% due 02/15/2025	2,101,000	2,083,303
TC PipeLines LP Senior Notes 4.65% due 06/15/2021	1,026,000	1,031,840
Williams Cos., Inc. Senior Notes 4.30% due 03/04/2024	1,000,000	1,031,597

		7,728,079

Real Estate Investment Trusts — 0.5%
American Tower Corp. Senior Notes 5.00% due 02/15/2024	1,261,000	1,410,887
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	1,180,000	1,324,993

		2,735,880

Retail-Building Products — 1.0%
Home Depot, Inc. Senior Notes 2.63% due 06/01/2022	2,000,000	2,078,004
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	979,000	1,108,047
Lowe’s Cos., Inc. Senior Notes 4.05% due 05/03/2047	2,000,000	2,247,159

		5,433,210

Retail-Discount — 1.3%
Costco Wholesale Corp. Senior Notes 2.15% due 05/18/2021	1,000,000	1,017,873
Dollar General Corp. Senior Notes 4.15% due 11/01/2025	1,154,000	1,283,657
Dollar Tree, Inc. Senior Notes 4.20% due 05/15/2028	2,000,000	2,153,570
Target Corp. Senior Notes 6.50% due 10/15/2037	840,000	1,270,324
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/2041	1,050,000	1,568,704

		7,294,128

Retail-Drug Store — 0.3%
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	1,391,000	1,451,862

Semiconductor Equipment — 0.5%
Applied Materials, Inc. Senior Notes 4.35% due 04/01/2047	2,000,000	2,588,757

Telephone-Integrated — 0.9%
AT&T, Inc. Senior Notes 6.00% due 08/15/2040	864,000	1,135,686
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	902,000	1,213,101
Verizon Communications, Inc. Senior Notes 3.38% due 02/15/2025	2,500,000	2,733,296

		5,082,083

Toys — 0.3%
Hasbro, Inc. Senior Notes 3.90% due 11/19/2029	2,000,000	1,929,971

Transport-Rail — 0.6%
CSX Corp. Senior Notes 3.80% due 03/01/2028	3,000,000	3,350,129

Transport-Services — 0.3%
FedEx Corp. Company Guar. Notes 3.10% due 08/05/2029	1,500,000	1,517,778

Total U.S. Corporate Bonds & Notes (cost $162,131,156)		172,973,893

FOREIGN CORPORATE BONDS & NOTES — 3.2%
Banks-Commercial — 0.4%
Cooperatieve Rabobank UA Senior Notes 3.38% due 05/21/2025	1,264,000	1,355,982
Santander UK Group Holdings PLC Senior Notes 3.13% due 01/08/2021	837,000	844,784

		2,200,766

Banks-Money Center — 0.2%
Lloyds Bank PLC Company Guar. Notes 3.50% due 05/14/2025	1,101,000	1,146,842

Diversified Banking Institutions — 0.6%
Barclays PLC Sub. Notes 5.20% due 05/12/2026	1,000,000	1,075,570
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/2037	793,000	1,092,523
Lloyds Banking Group PLC Sub. Notes 4.34% due 01/09/2048	1,000,000	1,094,468

		3,262,561

Finance-Leasing Companies — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.50% due 05/15/2021	995,000	965,713

Medical-Drugs — 0.4%
AstraZeneca PLC Senior Notes 2.38% due 06/12/2022	2,000,000	2,051,203

Medical-Generic Drugs — 0.2%
Allergan Funding SCS Company Guar. Notes 3.85% due 06/15/2024	250,000	267,902
Allergan Funding SCS Company Guar. Notes 4.55% due 03/15/2035	1,000,000	1,154,575

		1,422,477

Metal-Iron — 0.3%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	1,500,000	1,644,000

Oil Companies-Integrated — 0.4%
Total Capital International SA Company Guar. Notes 2.88% due 02/17/2022	2,000,000	2,047,601

Oil-Field Services — 0.5%
Schlumberger Investment SA Company Guar. Notes 3.65% due 12/01/2023	2,500,000	2,543,092

Total Foreign Corporate Bonds & Notes (cost $16,580,724)		17,284,255

U.S. GOVERNMENT AGENCIES — 6.3%
Federal Home Loan Bank — 3.6%
1.13% due 07/14/2021	1,000,000	1,010,585
1.50% due 08/15/2024	1,500,000	1,566,646
1.75% due 06/12/2020	1,000,000	1,001,878
1.88% due 06/11/2021	2,000,000	2,029,031
1.88% due 11/29/2021	1,500,000	1,538,459
2.00% due 09/09/2022	1,000,000	1,039,995
2.50% due 12/09/2022	1,000,000	1,055,547
2.63% due 12/10/2021	2,000,000	2,075,584
2.88% due 09/13/2024	1,000,000	1,099,606
3.00% due 10/12/2021	2,000,000	2,079,824
3.63% due 06/11/2021	2,000,000	2,073,413
5.50% due 07/15/2036	2,000,000	3,140,617

		19,711,185

Federal Home Loan Mtg. Corp. — 1.1%
zero coupon due 12/14/2029	2,200,000	1,918,803
2.38% due 01/13/2022	2,000,000	2,070,938
2.75% due 06/19/2023	2,000,000	2,149,264

		6,139,005

Federal National Mtg. Assoc. — 1.3%
1.88% due 09/24/2026	2,000,000	2,134,747
2.00% due 01/05/2022	1,000,000	1,029,346
2.00% due 10/05/2022	1,000,000	1,040,373
2.13% due 04/24/2026	1,000,000	1,084,294
2.63% due 09/06/2024	2,000,000	2,186,292

		7,475,052

Tennessee Valley Authority — 0.3%
4.88% due 01/15/2048	1,000,000	1,590,206

Total U.S. Government Agencies (cost $32,269,430)		34,915,448

U.S. GOVERNMENT TREASURIES — 53.5%
United States Treasury Bonds — 12.7%
2.25% due 08/15/2046	2,452,000	2,983,778
2.25% due 08/15/2049	1,000,000	1,237,031
2.50% due 02/15/2045	6,000	7,573
2.50% due 02/15/2046	2,692,000	3,416,316
2.50% due 05/15/2046	652,000	829,084
2.75% due 08/15/2042	2,000,000	2,603,359
2.75% due 11/15/2042	3,300,000	4,295,156
2.75% due 08/15/2047	1,000,000	1,339,297
2.75% due 11/15/2047	3,000,000	4,027,617
2.88% due 05/15/2043	2,589,000	3,439,325

2.88% due 08/15/2045	1,027,000	1,384,003
2.88% due 11/15/2046	744,000	1,013,991
3.00% due 11/15/2044	1,275,000	1,743,911
3.00% due 05/15/2045	1,150,000	1,580,262
3.00% due 11/15/2045	1,037,000	1,430,979
3.00% due 05/15/2047	1,500,000	2,096,191
3.00% due 02/15/2048	2,000,000	2,807,656
3.00% due 08/15/2048	2,000,000	2,820,703
3.00% due 02/15/2049	1,000,000	1,416,914
3.13% due 02/15/2043	1,428,000	1,967,963
3.13% due 08/15/2044	1,351,000	1,880,318
3.13% due 05/15/2048	2,000,000	2,875,078
3.38% due 05/15/2044	1,498,000	2,160,631
3.63% due 08/15/2043	1,535,000	2,280,494
3.63% due 02/15/2044	1,567,000	2,338,931
3.75% due 11/15/2043	1,685,000	2,553,697
4.38% due 11/15/2039	1,000,000	1,594,023
4.63% due 02/15/2040	2,015,000	3,306,017
4.75% due 02/15/2041	1,751,000	2,941,680
5.38% due 02/15/2031	2,000,000	2,995,156
5.50% due 08/15/2028	2,000,000	2,803,672

		70,170,806

United States Treasury Notes — 40.8%
0.50% due 03/31/2025	2,000,000	2,014,766
1.13% due 07/31/2021	2,000,000	2,024,063
1.13% due 08/31/2021	2,500,000	2,531,445
1.13% due 09/30/2021	2,000,000	2,027,188
1.25% due 03/31/2021	732,000	739,377
1.25% due 10/31/2021	1,000,000	1,015,977
1.25% due 07/31/2023	1,500,000	1,547,930
1.25% due 08/31/2024	2,000,000	2,079,531
1.38% due 04/30/2021	198,000	200,398
1.38% due 06/30/2023	1,500,000	1,553,086
1.38% due 08/31/2023	1,500,000	1,555,137
1.38% due 09/30/2023	143,000	148,351
1.38% due 08/31/2026	1,500,000	1,583,555
1.50% due 08/31/2021	2,000,000	2,035,781
1.50% due 01/31/2022	2,000,000	2,045,234
1.50% due 08/15/2022	2,000,000	2,058,828
1.50% due 03/31/2023	2,000,000	2,073,437
1.50% due 09/30/2024	2,000,000	2,102,344
1.50% due 08/15/2026	2,181,000	2,318,846
1.63% due 08/15/2022	3,000,000	3,097,148
1.63% due 08/31/2022	1,300,000	1,342,453
1.63% due 11/15/2022	1,500,000	1,552,852
1.63% due 04/30/2023	1,500,000	1,561,641
1.63% due 05/31/2023	1,500,000	1,562,813
1.63% due 10/31/2023	265,000	277,412
1.63% due 02/15/2026	2,186,000	2,333,299
1.63% due 05/15/2026	2,233,000	2,387,827
1.63% due 09/30/2026	1,000,000	1,071,992
1.63% due 08/15/2029	2,300,000	2,513,020
1.75% due 07/31/2021	2,500,000	2,549,414
1.75% due 11/30/2021	2,000,000	2,048,594
1.75% due 02/28/2022	2,500,000	2,570,703
1.75% due 05/15/2022	3,000,000	3,094,336
1.75% due 05/31/2022	2,000,000	2,063,828
1.75% due 06/15/2022	1,000,000	1,032,852
1.75% due 06/30/2022	2,000,000	2,066,562
1.75% due 09/30/2022	2,000,000	2,073,672
1.75% due 01/31/2023	2,000,000	2,082,891
1.75% due 05/15/2023	1,500,000	1,567,852
1.75% due 07/31/2024	2,000,000	2,120,312
1.75% due 12/31/2026	1,070,000	1,157,815
1.88% due 11/30/2021	2,000,000	2,053,203
1.88% due 01/31/2022	2,000,000	2,058,281
1.88% due 04/30/2022	2,000,000	2,066,250
1.88% due 07/31/2022	2,000,000	2,074,687
1.88% due 08/31/2022	2,000,000	2,077,109
1.88% due 09/30/2022	2,000,000	2,079,531
1.88% due 10/31/2022	2,000,000	2,081,953
1.88% due 08/31/2024	2,000,000	2,132,891
1.88% due 06/30/2026	1,000,000	1,085,156
1.88% due 07/31/2026	2,000,000	2,172,344
2.00% due 10/31/2021	2,000,000	2,053,516
2.00% due 11/15/2021	2,000,000	2,056,406
2.00% due 12/31/2021	2,500,000	2,574,414
2.00% due 02/15/2022	1,300,000	1,341,895
2.00% due 07/31/2022	1,000,000	1,040,234
2.00% due 10/31/2022	3,500,000	3,654,355
2.00% due 11/30/2022	2,000,000	2,090,859
2.00% due 02/15/2023	2,000,000	2,098,047
2.00% due 05/31/2024	2,000,000	2,136,719
2.00% due 06/30/2024	3,000,000	3,208,125
2.00% due 02/15/2025	1,332,000	1,436,010
2.00% due 08/15/2025	3,217,000	3,486,549
2.00% due 11/15/2026	2,455,000	2,692,924
2.13% due 05/31/2021	2,000,000	2,042,500
2.13% due 08/15/2021	2,000,000	2,050,078
2.13% due 09/30/2021	2,000,000	2,055,313
2.13% due 12/31/2021	2,000,000	2,063,984
2.13% due 12/31/2022	2,000,000	2,100,469
2.13% due 11/30/2023	273,000	290,894
2.13% due 03/31/2024	3,500,000	3,748,008
2.13% due 09/30/2024	2,000,000	2,156,875
2.13% due 11/30/2024	2,000,000	2,162,500
2.13% due 05/15/2025	2,820,000	3,066,089
2.25% due 03/31/2021	2,500,000	2,548,145
2.25% due 07/31/2021	2,000,000	2,051,563
2.25% due 12/31/2023	344,000	368,510
2.25% due 01/31/2024	401,000	430,229
2.25% due 10/31/2024	3,000,000	3,256,055
2.25% due 11/15/2024	1,352,000	1,467,976
2.25% due 12/31/2024	1,000,000	1,088,281
2.25% due 11/15/2025	2,742,000	3,016,307
2.25% due 03/31/2026	3,000,000	3,315,352
2.25% due 02/15/2027	2,000,000	2,233,828
2.25% due 08/15/2027	2,000,000	2,247,656
2.25% due 11/15/2027	3,000,000	3,381,328
2.38% due 08/15/2024	1,221,000	1,327,361
2.38% due 04/30/2026	1,000,000	1,113,477
2.38% due 05/15/2027	1,000,000	1,129,180
2.38% due 05/15/2029	2,500,000	2,890,820
2.50% due 02/15/2022	2,000,000	2,081,953
2.50% due 03/31/2023	2,000,000	2,131,094
2.50% due 08/15/2023	1,000,000	1,073,125
2.50% due 01/31/2024	1,400,000	1,514,844
2.50% due 05/15/2024	1,220,000	1,326,988
2.50% due 01/31/2025	3,000,000	3,304,453
2.63% due 05/15/2021	2,000,000	2,051,250
2.63% due 07/15/2021	2,000,000	2,059,062
2.63% due 12/31/2023	2,000,000	2,169,687

2.63% due 02/15/2029	2,700,000	3,170,707
2.75% due 09/15/2021	1,500,000	1,552,793
2.75% due 04/30/2023	1,900,000	2,041,832
2.75% due 07/31/2023	2,000,000	2,160,703
2.75% due 08/31/2023	1,000,000	1,082,148
2.75% due 11/15/2023	522,000	567,084
2.75% due 02/15/2024	535,000	584,299
2.75% due 02/28/2025	2,000,000	2,230,000
2.75% due 08/31/2025	1,000,000	1,124,063
2.75% due 02/15/2028	2,000,000	2,335,859
2.88% due 11/15/2021	1,500,000	1,561,348
2.88% due 04/30/2025	2,000,000	2,248,906
2.88% due 05/15/2028	2,000,000	2,363,828
2.88% due 08/15/2028	2,500,000	2,966,406
3.13% due 11/15/2028	3,000,000	3,636,094

		224,477,324

Total U.S. Government Treasuries (cost $263,520,614)		294,648,130

EXCHANGE-TRADED FUNDS — 3.9%
iShares 1-3 Year Treasury Bond ETF	44,300	$3,845,240
iShares 10-20 Year Treasury Bond ETF	1,400	235,424
iShares 20+ Year Treasury Bond ETF	14,200	2,367,708
iShares 3-7 Year Treasury Bond ETF	33,000	4,400,220
iShares 7-10 Year Treasury Bond ETF	9,900	1,204,533
iShares iBoxx$ Investment Grade Corporate Bond ETF	73,800	9,532,746

Total Exchange-Traded Funds (cost $21,078,686)		21,585,871

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Insurance-Multi-line — 0.5%
Aegon NV 5.50% due 04/11/2048	2,100,000	2,161,761
Allstate Corp. 5.75% due 08/15/2053	500,000	508,349

Total Preferred Securities/Capital Securities (cost $2,544,045)		2,670,110

Total Long-Term Investment Securities (cost $498,124,655)		544,077,707

REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 04/30/2020, to be repurchased 05/01/2020 in the amount of $3,394,000 collateralized by $3,305,000 of United States Treasury Notes, bearing interest at 2.13% due 05/15/2022 and having an approximate value of $3,465,256 (cost $3,394,000)	3,394,000	3,394,000

TOTAL INVESTMENTS (cost $501,518,655)	99.4%	547,471,707
Other assets less liabilities	0.6	3,551,701

NET ASSETS	100.0%	$551,023,408

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2020, the aggregate value of these securities was $3,095,759 representing 0.6% of net assets.

ETF — Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$172,973,893	$—	$172,973,893
Foreign Corporate Bonds & Notes	—	17,284,255	—	17,284,255
U.S. Government Agencies	—	34,915,448	—	34,915,448
U.S. Government Treasuries	—	294,648,130	—	294,648,130
Exchange-Traded Funds	21,585,871	—	—	21,585,871
Preferred Securities/Capital Securities	—	2,670,110	—	2,670,110
Repurchase Agreements	—	3,394,000	—	3,394,000

Total Investments at Value	$21,585,871	$525,885,836	$—	$547,471,707

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
U.S. CORPORATE BONDS & NOTES — 25.5%
Applications Software — 1.0%
Microsoft Corp. Senior Notes 1.55% due 08/08/2021	$2,000,000	$2,024,372
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	1,300,000	1,448,938

		3,473,310

Auto-Cars/Light Trucks — 0.2%
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	900,000	830,520

Auto/Truck Parts & Equipment-Original — 0.3%
Lear Corp. Senior Notes 3.80% due 09/15/2027	1,000,000	928,548

Banks-Commercial — 1.4%
PNC Bank NA Senior Notes 2.95% due 02/23/2025	2,500,000	2,648,489
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	1,500,000	1,520,682
Synchrony Bank Senior Notes 3.00% due 06/15/2022	1,000,000	981,747

		5,150,918

Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.05% due 05/03/2021	700,000	707,457

Banks-Super Regional — 0.9%
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	1,000,000	1,010,817
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	1,000,000	1,047,154
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	1,000,000	1,048,351

		3,106,322

Beverages-Non-alcoholic — 0.2%
Coca-Cola Co. Senior Notes 2.88% due 10/27/2025	800,000	875,304

Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	800,000	866,935

Cable/Satellite TV — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	600,000	632,077
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/2022	600,000	726,097
Comcast Corp. Company Guar. Notes 3.00% due 02/01/2024	800,000	853,159

		2,211,333

Chemicals-Diversified — 0.3%
Dow Chemical Co. Senior Notes 4.80% due 11/30/2028	1,000,000	1,119,891

Commercial Services-Finance — 0.8%
Block Financial LLC Company Guar. Notes 4.13% due 10/01/2020	1,000,000	1,003,423
Moody’s Corp. Senior Notes 3.25% due 06/07/2021	2,000,000	2,039,192

		3,042,615

Computer Services — 0.3%
International Business Machines Corp. Senior Notes 2.88% due 11/09/2022	1,000,000	1,049,471

Computers — 0.6%
Apple, Inc. Senior Notes 3.35% due 02/09/2027	1,000,000	1,120,858
Apple, Inc. Senior Notes 3.45% due 05/06/2024	1,000,000	1,098,646

		2,219,504

Diversified Banking Institutions — 5.0%
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	2,000,000	2,066,904
Bank of America Corp. Senior Notes 3.88% due 08/01/2025	1,200,000	1,314,914
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	1,300,000	1,330,790
Citigroup, Inc. Sub. Notes 4.05% due 07/30/2022	2,000,000	2,098,796
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	1,300,000	1,330,998
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	2,000,000	2,125,161
JPMorgan Chase & Co. Senior Notes 2.30% due 08/15/2021	1,000,000	1,003,209
JPMorgan Chase & Co. VRS Senior Notes 3.21% due 04/01/2023	1,000,000	1,031,598

JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,300,000	1,361,285
JPMorgan Chase & Co. Sub. Notes 3.88% due 09/10/2024	1,000,000	1,079,736
Morgan Stanley Senior Notes 2.63% due 11/17/2021	1,000,000	1,015,907
Morgan Stanley Senior Notes 3.63% due 01/20/2027	1,000,000	1,087,822
Morgan Stanley Senior Notes 3.75% due 02/25/2023	1,300,000	1,375,659

		18,222,779

E-Commerce/Products — 0.7%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	1,200,000	1,295,340
eBay, Inc. Senior Notes 3.45% due 08/01/2024	1,300,000	1,390,042

		2,685,382

E-Commerce/Services — 0.5%
Expedia, Inc. Company Guar. Notes 3.80% due 02/15/2028	2,000,000	1,734,926

Electric-Distribution — 0.9%
Connecticut Light & Power Co. 1st Mtg. Notes 3.20% due 03/15/2027	2,000,000	2,190,038
Sempra Energy Senior Notes 3.25% due 06/15/2027	1,000,000	1,045,516

		3,235,554

Electric-Integrated — 0.3%
Dominion Resources, Inc. Senior Notes 3.90% due 10/01/2025	1,000,000	1,094,315

Electronic Components-Semiconductors — 0.3%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	1,000,000	1,042,479

Enterprise Software/Service — 0.6%
Oracle Corp. Senior Notes 2.65% due 07/15/2026	900,000	958,107
Oracle Corp. Senior Notes 3.40% due 07/08/2024	1,000,000	1,083,488

		2,041,595

Finance-Credit Card — 0.9%
Discover Financial Services Senior Notes 3.85% due 11/21/2022	2,000,000	2,048,243
Visa, Inc. Senior Notes 3.15% due 12/14/2025	1,000,000	1,103,967

		3,152,210

Food-Misc./Diversified — 0.6%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	1,000,000	1,088,545
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022	1,000,000	1,027,679

		2,116,224

Food-Retail — 0.6%
The Kroger Co. Senior Notes 4.50% due 01/15/2029	2,000,000	2,352,760

Gas-Distribution — 0.3%
Piedmont Natural Gas Co., Inc. Senior Notes 3.50% due 06/01/2029	1,000,000	1,090,319

Home Decoration Products — 0.4%
Newell Rubbermaid, Inc. Senior Notes 3.40% due 04/01/2021	1,300,000	1,290,250

Hotels/Motels — 0.2%
Marriott International, Inc. Senior Notes 3.13% due 06/15/2026	900,000	833,089

Machinery-Farming — 0.8%
John Deere Capital Corp. Senior Notes 2.80% due 09/08/2027	1,500,000	1,634,199
John Deere Capital Corp. Senior Notes 2.80% due 07/18/2029	1,000,000	1,083,502

		2,717,701

Medical Products — 0.1%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	283,000	326,685

Medical-Biomedical/Gene — 0.3%
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	900,000	989,943

Medical-Drugs — 1.6%
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	1,500,000	1,559,700
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	800,000	869,692

Bristol-Myers Squibb Co. Senior Notes 3.45% due 11/15/2027*	1,000,000	1,133,399
Johnson & Johnson Senior Notes 2.45% due 03/01/2026	1,000,000	1,078,666
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	1,200,000	1,312,545

		5,954,002

Medical-HMO — 0.3%
UnitedHealth Group, Inc. Senior Bonds 2.88% due 03/15/2023	1,000,000	1,054,509

Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc. Senior Notes 2.50% due 08/15/2024	1,000,000	1,041,170

Pharmacy Services — 1.1%
CVS Health Corp. Senior Notes 4.00% due 12/05/2023	700,000	754,651
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	2,000,000	2,267,933
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	1,000,000	1,025,042

		4,047,626

Pipelines — 0.6%
Kinder Morgan, Inc. Company Guar. Notes 3.15% due 01/15/2023	600,000	611,736
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	500,000	523,995
Williams Cos., Inc. Senior Notes 3.60% due 03/15/2022	1,000,000	1,011,595

		2,147,326

Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 3.45% due 09/15/2021	1,010,000	1,039,201

Retail-Discount — 0.3%
Wal-Mart Stores, Inc. Senior Notes 2.65% due 12/15/2024	1,000,000	1,074,142

Semiconductor Components-Integrated Circuits — 0.2%
QUALCOMM, Inc. Senior Notes 3.45% due 05/20/2025	700,000	768,822

Tobacco — 0.5%
Altria Group, Inc. Company Guar. Notes 4.00% due 01/31/2024	700,000	754,070
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	1,000,000	1,073,152

		1,827,222

Transport-Services — 0.4%
FedEx Corp. Company Guar. Bonds 3.40% due 02/15/2028	1,500,000	1,546,016

Web Portals/ISP — 0.4%
Alphabet, Inc. Senior Notes 2.00% due 08/15/2026	1,300,000	1,381,992

Total U.S. Corporate Bonds & Notes (cost $88,943,498)		92,390,367

FOREIGN CORPORATE BONDS & NOTES — 6.7%
Banks-Commercial — 1.4%
Bank of Montreal Senior Notes 3.30% due 02/05/2024	1,000,000	1,055,874
Canadian Imperial Bank of Commerce Senior Notes 2.70% due 02/02/2021	1,500,000	1,518,797
Cooperatieve Rabobank UA Company Guar. Notes 3.88% due 02/08/2022	1,300,000	1,354,094
Credit Suisse AG Senior Notes 3.63% due 09/09/2024	1,000,000	1,072,708

		5,001,473

Cellular Telecom — 0.6%
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	2,000,000	2,289,808

Diversified Banking Institutions — 3.5%
Bank of Nova Scotia Senior Notes 2.45% due 03/22/2021	1,850,000	1,875,639
Barclays PLC Senior Notes 3.65% due 03/16/2025	1,000,000	1,039,100
Barclays PLC Senior Notes 4.34% due 01/10/2028	2,000,000	2,153,371
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	1,300,000	1,333,028
Lloyds Banking Group PLC Senior Notes 3.00% due 01/11/2022	1,300,000	1,320,725
Lloyds Banking Group PLC Senior Notes 3.10% due 07/06/2021	2,000,000	2,022,295

Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.85% due 03/01/2026	800,000	880,270
Royal Bank of Scotland Group PLC Sub. Notes 5.13% due 05/28/2024	1,000,000	1,061,549
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.63% due 07/14/2026	1,000,000	1,032,758

		12,718,735

Medical-Generic Drugs — 0.8%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	2,000,000	2,049,813
Allergan Funding SCS Company Guar. Notes 3.80% due 03/15/2025	600,000	640,483

		2,690,296

Oil Companies-Integrated — 0.4%
Total Capital International SA Company Guar. Notes 2.88% due 02/17/2022	883,000	904,015
Total Capital International SA Company Guar. Notes 3.75% due 04/10/2024	600,000	644,971

		1,548,986

Total Foreign Corporate Bonds & Notes (cost $23,430,087)		24,249,298

U.S. GOVERNMENT AGENCIES — 10.1%
Federal Farm Credit Bank — 0.6%
2.55% due 06/11/2020	2,000,000	2,005,857

Federal Home Loan Bank — 4.8%
1.13% due 07/14/2021	1,500,000	1,515,877
1.38% due 02/18/2021	1,500,000	1,513,451
1.50% due 08/15/2024	3,000,000	3,133,293
1.75% due 06/12/2020	2,000,000	2,003,755
1.88% due 06/11/2021	2,005,000	2,034,104
1.88% due 07/07/2021	900,000	917,874
1.88% due 11/29/2021	1,000,000	1,025,640
2.50% due 12/09/2022	1,000,000	1,055,547
2.50% due 02/13/2024	3,000,000	3,228,804
2.88% due 09/13/2024	1,000,000	1,099,606

		17,527,951

Federal Home Loan Mtg. Corp. — 1.9%
1.13% due 08/12/2021	2,000,000	2,022,390
2.38% due 01/13/2022	1,500,000	1,553,203
2.75% due 06/19/2023	3,000,000	3,223,896

		6,799,489

Federal National Mtg. Assoc. — 2.8%
1.63% due 10/15/2024	3,000,000	3,140,279
2.00% due 01/05/2022	1,000,000	1,029,346
2.13% due 04/24/2026	2,000,000	2,168,589
2.63% due 09/06/2024	3,500,000	3,826,011

		10,164,225

Total U.S. Government Agencies (cost $34,958,215)		36,497,522

U.S. GOVERNMENT TREASURIES — 53.5%
United States Treasury Bonds — 0.8%
6.00% due 02/15/2026	1,000,000	1,320,195
5.25% due 02/15/2029	1,000,000	1,402,735

		2,722,930

United States Treasury Notes — 52.7%
0.38% due 03/31/2022	1,500,000	1,505,156
0.50% due 03/15/2023	1,500,000	1,511,074
1.13% due 06/30/2021	1,400,000	1,415,641
1.13% due 07/31/2021	1,400,000	1,416,844
1.25% due 03/31/2021	1,300,000	1,313,102
1.25% due 10/31/2021	1,500,000	1,523,965
1.25% due 07/31/2023	1,500,000	1,547,930
1.25% due 08/31/2024	1,500,000	1,559,648
1.38% due 04/30/2021	1,300,000	1,315,742
1.38% due 05/31/2021	1,400,000	1,418,266
1.38% due 06/30/2023	2,300,000	2,381,398
1.38% due 08/31/2023	1,300,000	1,347,785
1.38% due 09/30/2023	1,300,000	1,348,648
1.38% due 08/31/2026	2,500,000	2,639,258
1.50% due 08/31/2021	1,000,000	1,017,891
1.50% due 09/30/2021	1,000,000	1,018,711
1.50% due 01/31/2022	1,500,000	1,533,926
1.50% due 08/15/2022	1,000,000	1,029,414
1.50% due 09/15/2022	1,000,000	1,030,469
1.50% due 01/15/2023	1,000,000	1,034,062
1.50% due 02/28/2023	1,200,000	1,242,797
1.50% due 03/31/2023	1,200,000	1,244,062
1.50% due 09/30/2024	1,500,000	1,576,758
1.50% due 10/31/2024	1,000,000	1,051,836
1.50% due 11/30/2024	1,000,000	1,053,242
1.50% due 08/15/2026	1,500,000	1,594,805
1.50% due 01/31/2027	2,000,000	2,132,578
1.63% due 11/30/2020	500,000	504,375
1.63% due 08/31/2022	1,300,000	1,342,453
1.63% due 11/15/2022	2,000,000	2,070,469
1.63% due 04/30/2023	2,000,000	2,082,187
1.63% due 05/31/2023	1,000,000	1,041,875
1.63% due 10/31/2023	1,000,000	1,046,836
1.63% due 02/15/2026	1,300,000	1,387,598
1.63% due 05/15/2026	2,400,000	2,566,406
1.63% due 09/30/2026	1,000,000	1,071,992
1.63% due 10/31/2026	1,000,000	1,072,617
1.63% due 11/30/2026	1,000,000	1,073,164
1.63% due 08/15/2029	4,300,000	4,698,254
1.75% due 07/31/2021	1,300,000	1,325,695
1.75% due 11/30/2021	1,300,000	1,331,586
1.75% due 06/15/2022	1,000,000	1,032,852
1.75% due 09/30/2022	1,000,000	1,036,836
1.75% due 01/31/2023	800,000	833,156
1.75% due 05/15/2023	1,300,000	1,358,805
1.75% due 06/30/2024	1,000,000	1,059,219

1.75% due 07/31/2024	1,000,000	1,060,156
1.75% due 12/31/2026	900,000	973,863
1.75% due 11/15/2029	1,000,000	1,105,742
1.88% due 11/30/2021	1,300,000	1,334,582
1.88% due 02/28/2022	1,300,000	1,339,660
1.88% due 07/31/2022	1,300,000	1,348,547
1.88% due 08/31/2022	1,200,000	1,246,266
1.88% due 09/30/2022	2,000,000	2,079,531
1.88% due 10/31/2022	2,000,000	2,081,953
1.88% due 08/31/2024	1,500,000	1,599,668
1.88% due 06/30/2026	1,000,000	1,085,156
1.88% due 07/31/2026	1,000,000	1,086,172
2.00% due 05/31/2021	2,000,000	2,039,766
2.00% due 08/31/2021	1,300,000	1,331,891
2.00% due 11/15/2021	1,300,000	1,336,664
2.00% due 12/31/2021	1,300,000	1,338,695
2.00% due 02/15/2022	1,300,000	1,341,895
2.00% due 07/31/2022	1,500,000	1,560,352
2.00% due 10/31/2022	2,000,000	2,088,203
2.00% due 11/30/2022	1,200,000	1,254,516
2.00% due 02/15/2023	1,300,000	1,363,730
2.00% due 04/30/2024	1,300,000	1,387,344
2.00% due 05/31/2024	1,300,000	1,388,867
2.00% due 06/30/2024	1,500,000	1,604,062
2.00% due 02/15/2025	1,300,000	1,401,512
2.00% due 08/15/2025	1,300,000	1,408,926
2.00% due 11/15/2026	1,300,000	1,425,988
2.13% due 05/31/2021	1,350,000	1,378,687
2.13% due 08/15/2021	1,350,000	1,383,803
2.13% due 09/30/2021	1,300,000	1,335,953
2.13% due 12/31/2021	1,300,000	1,341,590
2.13% due 06/30/2022	1,200,000	1,249,781
2.13% due 12/31/2022	1,200,000	1,260,281
2.13% due 11/30/2023	1,300,000	1,385,211
2.13% due 02/29/2024	1,200,000	1,282,922
2.13% due 03/31/2024	1,300,000	1,392,117
2.13% due 07/31/2024	1,300,000	1,398,465
2.13% due 09/30/2024	2,000,000	2,156,875
2.13% due 11/30/2024	1,000,000	1,081,250
2.13% due 05/15/2025	1,300,000	1,413,445
2.13% due 05/31/2026	1,000,000	1,099,570
2.25% due 03/31/2021	2,000,000	2,038,516
2.25% due 04/30/2021	2,000,000	2,041,875
2.25% due 12/31/2023	3,000,000	3,213,750
2.25% due 04/30/2024	1,100,000	1,184,777
2.25% due 10/31/2024	1,000,000	1,085,352
2.25% due 11/15/2024	1,300,000	1,411,516
2.25% due 11/15/2025	1,300,000	1,430,051
2.25% due 03/31/2026	1,200,000	1,326,141
2.25% due 02/15/2027	1,300,000	1,451,988
2.25% due 08/15/2027	1,300,000	1,460,977
2.25% due 11/15/2027	2,000,000	2,254,219
2.38% due 03/15/2022	1,500,000	1,560,820
2.38% due 02/29/2024	2,000,000	2,157,578
2.38% due 08/15/2024	1,300,000	1,413,242
2.38% due 04/30/2026	1,000,000	1,113,477
2.38% due 05/15/2027	1,300,000	1,467,934
2.38% due 05/15/2029	1,000,000	1,156,328
2.50% due 01/15/2022	2,000,000	2,078,047
2.50% due 03/31/2023	1,000,000	1,065,547
2.50% due 08/15/2023	1,500,000	1,609,687
2.50% due 01/31/2024	1,100,000	1,190,234
2.50% due 05/15/2024	1,500,000	1,631,543
2.50% due 02/28/2026	600,000	671,016
2.63% due 12/15/2021	1,500,000	1,559,062
2.63% due 12/31/2023	2,000,000	2,169,687
2.63% due 03/31/2025	2,000,000	2,221,094
2.63% due 12/31/2025	2,000,000	2,245,703
2.63% due 01/31/2026	2,000,000	2,248,516
2.63% due 02/15/2029	1,800,000	2,113,805
2.75% due 11/15/2023	1,300,000	1,412,277
2.75% due 02/15/2024	1,500,000	1,638,223
2.75% due 02/28/2025	2,000,000	2,230,000
2.75% due 02/15/2028	2,000,000	2,335,859
2.88% due 04/30/2025	1,500,000	1,686,680
2.88% due 05/15/2028	2,000,000	2,363,828
2.88% due 08/15/2028	2,000,000	2,373,125
3.13% due 05/15/2021	1,300,000	1,340,117
3.13% due 11/15/2028	2,000,000	2,424,062

		190,891,693

Total U.S. Government Treasuries (cost $181,209,951)		193,614,623

EXCHANGE-TRADED FUNDS — 2.8%
iShares 1-3 Year Treasury Bond ETF	32,200	2,794,960
iShares 3-7 Year Treasury Bond ETF	23,800	3,173,492
iShares 7-10 Year Treasury Bond ETF	7,100	863,857
iShares iBoxx$ Investment Grade Corporate Bond ETF	25,900	3,345,503

Total Exchange-Traded Funds (cost $9,718,458)		10,177,812

Total Long-Term Investment Securities (cost $338,260,209)		356,929,622

REPURCHASE AGREEMENTS — 0.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 04/30/2020, to be repurchased 05/01/2020 in the amount of $3,282,000 collateralized by $3,195,000 of United States Treasury Notes, bearing interest at 2.13%, due 05/15/2022 and having an approximate value of $3,349,922 (cost $3,282,000)	$3,282,000	3,282,000

TOTAL INVESTMENTS (cost $341,542,209)	99.5%	360,211,622
Other assets less liabilities	0.5	1,814,330

NET ASSETS	100.0%	$362,025,952

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2020, the aggregate value of these securities was $1,133,399 representing 0.3% of net assets.

†	Non-income producing security

ETF — Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$92,390,367	$—	$92,390,367
Foreign Corporate Bonds & Notes	—	24,249,298	—	24,249,298
U.S. Government Agencies	—	36,497,522	—	36,497,522
U.S. Government Treasuries	—	193,614,623	—	193,614,623
Exchange-Traded Funds	10,177,812	—	—	10,177,812
Repurchase Agreements	—	3,282,000	—	3,282,000

Total Investments at Value	$10,177,812	$350,033,810	$—	$360,211,622

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Franklin Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.2%
Aerospace/Defense-Equipment — 0.5%
Barnes Group, Inc.	35,900	$1,377,842

Apparel Manufacturers — 2.7%
Carter’s, Inc.	92,197	7,209,805

Banks-Commercial — 15.0%
Atlantic Union Bankshares Corp.	91,240	2,177,899
Bryn Mawr Bank Corp.	132,839	3,867,608
CenterState Bank Corp.	167,000	2,904,130
Columbia Banking System, Inc.	260,700	7,036,293
First Horizon National Corp.	629,500	5,715,860
First of Long Island Corp.	167,322	2,642,014
German American Bancorp, Inc.	53,427	1,588,385
Glacier Bancorp, Inc.	57,400	2,185,792
Lakeland Financial Corp.	154,177	6,526,312
Peoples Bancorp, Inc.	82,200	1,998,282
TCF Financial Corp.	9,867	292,951
TrustCo Bank Corp.	216,856	1,366,193
Washington Trust Bancorp, Inc.	62,443	2,186,129

		40,487,848

Building & Construction Products-Misc. — 2.0%
Fortune Brands Home & Security, Inc.	39,600	1,908,720
Gibraltar Industries, Inc.†	76,902	3,560,563

		5,469,283

Building Products-Cement — 0.9%
Eagle Materials, Inc.	40,800	2,489,208

Building Products-Doors & Windows — 0.2%
Masonite International Corp.†	8,710	514,587

Building Products-Wood — 2.3%
Universal Forest Products, Inc.	149,590	6,151,141

Building-Mobile Home/Manufactured Housing — 2.2%
LCI Industries	5,722	496,212
Thor Industries, Inc.	81,900	5,421,780

		5,917,992

Building-Residential/Commercial — 0.5%
M/I Homes, Inc.†	51,300	1,306,098

Chemicals-Plastics — 1.9%
PolyOne Corp.	224,700	5,233,263

Chemicals-Specialty — 2.0%
Cabot Corp.	46,325	1,569,954
Minerals Technologies, Inc.	85,997	3,787,308

		5,357,262

Computers-Integrated Systems — 1.5%
NetScout Systems, Inc.†	157,350	4,166,628

Consulting Services — 0.3%
Huron Consulting Group, Inc.†	15,434	864,921

Diversified Manufacturing Operations — 0.5%
Federal Signal Corp.	51,246	1,380,055

Diversified Minerals — 0.2%
Livent Corp.†	78,200	484,840

Electric-Integrated — 2.0%
Black Hills Corp.	40,500	2,508,570
IDACORP, Inc.	31,611	2,901,258

		5,409,828

Electronic Components-Misc. — 3.1%
Advanced Energy Industries, Inc.†	46,450	2,582,620
Gentex Corp.	9,500	230,280
Plexus Corp.†	86,710	5,435,850

		8,248,750

Electronic Components-Semiconductors — 0.4%
Synaptics, Inc.†	17,458	1,141,579

Electronic Measurement Instruments — 0.1%
FARO Technologies, Inc.†	3,400	186,626

Finance-Investment Banker/Broker — 2.1%
Houlihan Lokey, Inc.	94,579	5,616,101

Food-Meat Products — 0.6%
Maple Leaf Foods, Inc.	87,714	1,621,381

Food-Misc./Diversified — 1.1%
Glanbia PLC	280,763	2,980,244

Gas-Distribution — 0.3%
Spire, Inc.	12,488	911,124

Gold Mining — 0.9%
OceanaGold Corp.†	1,615,103	2,459,872

Golf — 0.9%
Callaway Golf Co.	178,400	2,554,688

Hotels/Motels — 2.6%
Wyndham Hotels & Resorts, Inc.	187,900	7,085,709

Insurance-Life/Health — 1.8%
CNO Financial Group, Inc.	340,748	4,790,917

Insurance-Property/Casualty — 9.6%
Hanover Insurance Group, Inc.	77,100	7,739,298
Horace Mann Educators Corp.	214,879	7,555,146
Old Republic International Corp.	484,000	7,719,800
Selective Insurance Group, Inc.	58,923	2,953,810

		25,968,054

Lasers-System/Components — 1.9%
Coherent, Inc.†	15,597	1,994,388
II-VI, Inc.†	88,100	3,032,402

		5,026,790

Machinery-Construction & Mining — 3.8%
Astec Industries, Inc.	80,127	3,213,894
Oshkosh Corp.	104,600	7,063,638

		10,277,532

Machinery-Electrical — 2.8%
Regal Beloit Corp.	108,000	7,669,080

Machinery-Material Handling — 0.7%
Columbus McKinnon Corp.	69,535	1,883,008

Machinery-Pumps — 3.7%
Mueller Water Products, Inc., Class A	660,803	6,271,021
SPX FLOW, Inc.†	110,695	3,605,336

		9,876,357

Medical Products — 2.6%
Envista Holdings Corp.†	104,200	2,028,774
Integer Holdings Corp.†	66,675	4,964,620

		6,993,394

Metal Processors & Fabrication — 3.5%
Mueller Industries, Inc.	73,544	1,904,790
Rexnord Corp.	275,772	7,520,302

		9,425,092

Miscellaneous Manufacturing — 0.6%
John Bean Technologies Corp.	22,200	1,703,628

Oil Companies-Exploration & Production — 0.8%
Crescent Point Energy Corp.	1,477,800	2,059,651

Oil Field Machinery & Equipment — 0.1%
Natural Gas Services Group, Inc.†	36,814	233,769

Oil-Field Services — 0.3%
Hunting PLC	316,962	726,961

Paper & Related Products — 1.4%
P.H. Glatfelter Co.	268,656	3,922,378

Real Estate Investment Trusts — 4.3%
Brandywine Realty Trust	299,000	3,336,840
Healthcare Realty Trust, Inc.	41,200	1,210,868
Highwoods Properties, Inc.	107,000	4,152,670
Retail Properties of America, Inc., Class A	439,407	2,724,323
Sunstone Hotel Investors, Inc.	20,504	188,432

		11,613,133

Real Estate Operations & Development — 1.9%
McGrath RentCorp	92,604	5,051,548

Recreational Vehicles — 2.0%
Brunswick Corp.	112,958	5,390,356

Retail-Apparel/Shoe — 0.2%
Boot Barn Holdings, Inc.†	34,919	644,605

Retail-Discount — 2.0%
BJ’s Wholesale Club Holdings, Inc.†	208,300	5,480,373

Retail-Restaurants — 2.2%
Jack in the Box, Inc.	98,200	5,921,460

Semiconductor Equipment — 0.9%
MKS Instruments, Inc.	24,778	2,483,499

Steel-Producers — 1.6%
Carpenter Technology Corp.	16,631	368,709
Reliance Steel & Aluminum Co.	44,800	4,013,184

		4,381,893

Textile-Apparel — 0.2%
Unifi, Inc.†	49,200	509,220

Transport-Equipment & Leasing — 0.2%
Greenbrier Cos., Inc.	38,506	653,832

Transport-Truck — 0.1%
Heartland Express, Inc.	8,700	170,433

Wire & Cable Products — 1.2%
Encore Wire Corp.	20,653	945,494
Insteel Industries, Inc.	127,947	2,248,029

		3,193,523

Total Common Stocks (cost $297,381,840)		262,677,161

U.S. CORPORATE BONDS & NOTES — 0.3%
Metal Processors & Fabrication — 0.3%
Mueller Industries, Inc. Sub. Notes 6.00% due 03/01/2027 (cost $792,000)	792,000	728,640

Total Long-Term Investment Securities (cost $298,173,840)		263,405,801

SHORT-TERM INVESTMENT SECURITIES — 1.9%
U.S. Government Agencies — 1.9%
Federal Home Loan Bank Discount Notes 0.00% due 05/01/2020 (cost $5,220,000)	$5,220,000	5,220,000

REPURCHASE AGREEMENTS — 3.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 04/30/2020, to be purchased 05/01/2020 in the amount $9,056,000 and collateralized by $8,810,000 of United States Treasury Notes, bearing interest at 2.13% due 05/15/2022 and having an approximate value of $9,237,188 (cost $9,056,000)	$9,056,000	9,056,000

TOTAL INVESTMENTS (cost $312,449,840)	102.7%	277,681,801
Liabilities in excess of other assets	(2.7)	(7,373,310)

NET ASSETS	100.0%	$270,308,491

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$258,969,955	$3,707,206	**	$—	$262,677,161
U.S Corporate Bonds & Notes	—	728,640		—	728,640
Short-Term Investment Securities	—	5,220,000		—	5,220,000
Repurchase Agreements	—	9,056,000		—	9,056,000

Total Investments at Value	$258,969,955	$18,711,846		$—	$277,681,801

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Franklin U.S. Equity Smart Beta Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 99.7%
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc.	7,264	$123,342
Omnicom Group, Inc.	5,791	330,261

		453,603

Aerospace/Defense — 2.2%
Lockheed Martin Corp.	3,484	1,355,485
Northrop Grumman Corp.	1,080	357,123
Raytheon Technologies Corp.	14,438	935,727

		2,648,335

Airlines — 0.8%
Alaska Air Group, Inc.	3,435	111,706
Delta Air Lines, Inc.	15,413	399,351
Southwest Airlines Co.	13,349	417,156

		928,213

Apparel Manufacturers — 0.7%
Capri Holdings, Ltd.†	4,023	61,351
Carter’s, Inc.	1,376	107,603
Hanesbrands, Inc.	4,514	44,869
Tapestry, Inc.	8,443	125,632
VF Corp.	8,638	501,868

		841,323

Appliances — 0.0%
Whirlpool Corp.	492	54,976

Applications Software — 2.4%
Intuit, Inc.	5,105	1,377,380
Microsoft Corp.	8,835	1,583,320

		2,960,700

Athletic Footwear — 1.0%
NIKE, Inc., Class B	14,432	1,258,182

Auto-Cars/Light Trucks — 0.3%
General Motors Co.	16,690	372,020

Auto-Heavy Duty Trucks — 0.8%
Cummins, Inc.	4,121	673,783
PACCAR, Inc.	4,317	298,866

		972,649

Auto/Truck Parts & Equipment-Original — 0.3%
Allison Transmission Holdings, Inc.	1,964	71,372
Lear Corp.	1,670	163,075
WABCO Holdings, Inc.†	982	131,961

		366,408

Beverages-Non-alcoholic — 2.5%
Coca-Cola Co.	25,430	1,166,983
Monster Beverage Corp.†	8,540	527,857
PepsiCo, Inc.	9,914	1,311,523

		3,006,363

Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class A	1,571	89,107
Brown-Forman Corp., Class B	1,277	79,430

		168,537

Building Products-Air & Heating — 0.1%
Lennox International, Inc.	494	92,220

Building Products-Wood — 0.1%
Masco Corp.	2,062	84,625

Building-Maintenance & Services — 0.1%
Rollins, Inc.	4,219	168,760

Building-Residential/Commercial — 0.4%
D.R. Horton, Inc.	2,356	111,250
NVR, Inc.†	79	244,900
PulteGroup, Inc.	3,435	97,108

		453,258

Cable/Satellite TV — 1.2%
Cable One, Inc.	160	306,057
Comcast Corp., Class A	30,633	1,152,720

		1,458,777

Casino Hotels — 0.3%
Las Vegas Sands Corp.	7,754	372,347

Chemicals-Diversified — 0.7%
Celanese Corp.	1,571	130,503
Eastman Chemical Co.	2,552	154,422
LyondellBasell Industries NV, Class A	9,717	563,100

		848,025

Chemicals-Specialty — 0.2%
NewMarket Corp.	390	160,462
Valvoline, Inc.	2,454	42,184

		202,646

Commercial Services — 0.5%
Cintas Corp.	2,261	501,558
Morningstar, Inc.	589	91,860

		593,418

Commercial Services-Finance — 2.3%
Automatic Data Processing, Inc.	7,754	1,137,434
H&R Block, Inc.	6,379	106,210
MarketAxess Holdings, Inc.	1,083	492,776
Moody’s Corp.	2,063	503,166
S&P Global, Inc.	1,967	576,095

		2,815,681

Computer Aided Design — 0.4%
Aspen Technology, Inc.†	1,277	130,573
Cadence Design Systems, Inc.†	3,632	294,664

		425,237

Computer Services — 2.8%
Accenture PLC, Class A	6,577	1,217,994
Amdocs, Ltd.	3,827	246,612
Cognizant Technology Solutions Corp., Class A	10,599	614,954
International Business Machines Corp.	10,012	1,257,107

		3,336,667

Computer Software — 0.2%
Citrix Systems, Inc.	1,865	270,444

Computers — 1.8%
Apple, Inc.	5,007	1,471,057
HP, Inc.	45,459	705,069

		2,176,126

Computers-Memory Devices — 0.2%
NetApp, Inc.	5,987	262,051

Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	1,767	129,769

Consumer Products-Misc. — 1.3%
Clorox Co.	3,927	732,150
Kimberly-Clark Corp.	6,379	883,364

		1,615,514

Containers-Paper/Plastic — 0.3%
Packaging Corp. of America	2,161	208,861
Sonoco Products Co.	2,748	134,212

		343,073

Cosmetics & Toiletries — 3.1%
Colgate-Palmolive Co.	18,555	1,303,860
Estee Lauder Cos., Inc., Class A	6,184	1,090,857
Procter & Gamble Co.	10,994	1,295,863

		3,690,580

Cruise Lines — 0.1%
Carnival Corp.	9,815	156,059

Data Processing/Management — 1.2%
Broadridge Financial Solutions, Inc.	3,337	387,092
Jack Henry & Associates, Inc.	2,258	369,296
Paychex, Inc.	9,717	665,809

		1,422,197

Decision Support Software — 0.6%
MSCI, Inc.	2,063	674,601

Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†	690	191,544

Distribution/Wholesale — 1.5%
Copart, Inc.†	5,397	432,354
Fastenal Co.	16,788	608,062
IAA, Inc.†	1,082	41,765
KAR Auction Services, Inc.	983	14,725
Pool Corp.	1,182	250,182
Watsco, Inc.	589	94,823
WW Grainger, Inc.	1,379	380,025

		1,821,936

Diversified Manufacturing Operations — 1.6%
3M Co.	7,852	1,192,876
Illinois Tool Works, Inc.	4,318	701,675

		1,894,551

E-Commerce/Services — 0.6%
Booking Holdings, Inc.†	379	561,136
Match Group, Inc.†	1,376	105,897

		667,033

Electric Products-Misc. — 0.8%
Emerson Electric Co.	16,099	918,126

Electric-Distribution — 0.7%
Consolidated Edison, Inc.	7,852	618,737
Sempra Energy	2,062	255,379

		874,116

Electric-Integrated — 6.3%
Alliant Energy Corp.	5,693	276,395
Ameren Corp.	3,926	285,617
American Electric Power Co., Inc.	3,435	285,483
Dominion Energy, Inc.	10,110	779,784
DTE Energy Co.	4,710	488,615
Evergy, Inc.	3,729	217,885
Eversource Energy	7,065	570,145
Exelon Corp.	23,759	880,984
Hawaiian Electric Industries, Inc.	2,650	104,596
NextEra Energy, Inc.	5,696	1,316,460
OGE Energy Corp.	4,906	154,637
PPL Corp.	12,467	316,911
Public Service Enterprise Group, Inc.	14,234	721,806
Southern Co.	17,866	1,013,538
Xcel Energy, Inc.	3,532	224,494

		7,637,350

Electronic Components-Misc. — 0.4%
Garmin, Ltd.	3,729	302,646
Gentex Corp.	7,460	180,830

		483,476

Electronic Components-Semiconductors — 3.2%
Intel Corp.	23,268	1,395,615
Skyworks Solutions, Inc.	5,200	540,176
Texas Instruments, Inc.	11,290	1,310,430
Xilinx, Inc.	6,673	583,220

		3,829,441

Electronic Security Devices — 0.1%
Allegion PLC	687	69,071

Finance-Auto Loans — 0.0%
Santander Consumer USA Holdings, Inc.	2,748	42,841

Finance-Credit Card — 1.0%
Mastercard, Inc., Class A	4,517	1,242,040

Finance-Investment Banker/Broker — 0.1%
Lazard, Ltd., Class A	3,043	83,683

Finance-Other Services — 0.1%
SEI Investments Co.	2,748	140,038

Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	1,570	46,676

Food-Baking — 0.1%
Flowers Foods, Inc.	4,808	107,122

Food-Confectionery — 0.7%
Hershey Co.	4,710	623,745
J.M. Smucker Co.	2,258	259,467

		883,212

Food-Meat Products — 0.7%
Hormel Foods Corp.	7,852	367,866
Tyson Foods, Inc., Class A	7,656	476,127

		843,993

Food-Misc./Diversified — 1.1%
General Mills, Inc.	16,492	987,706
Ingredion, Inc.	1,767	143,480
Kellogg Co.	3,827	250,669

		1,381,855

Food-Retail — 0.4%
Kroger Co.	13,546	428,189
Sprouts Farmers Market, Inc.†	2,356	48,958

		477,147

Food-Wholesale/Distribution — 0.6%
Sysco Corp.	13,349	751,148

Garden Products — 0.2%
Toro Co.	3,141	200,427

Gas-Distribution — 0.2%
Atmos Energy Corp.	2,847	290,309

Gold Mining — 0.1%
Royal Gold, Inc.	493	60,407

Home Furnishings — 0.1%
Leggett & Platt, Inc.	3,337	117,229

Hotels/Motels — 0.1%
Choice Hotels International, Inc.	1,082	81,204
Wyndham Destinations, Inc.	1,767	45,182

		126,386

Human Resources — 0.1%
Robert Half International, Inc.	3,729	176,270

Industrial Automated/Robotic — 0.5%
Rockwell Automation, Inc.	3,338	632,484

Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	2,850	642,903

Instruments-Controls — 1.3%
Honeywell International, Inc.	7,558	1,072,480
Mettler-Toledo International, Inc.†	727	523,397

		1,595,877

Insurance-Property/Casualty — 0.1%
American National Insurance Co.	312	25,116
Fidelity National Financial, Inc.	1,865	50,448

		75,564

Insurance-Reinsurance — 0.1%
RenaissanceRe Holdings, Ltd.	590	86,146

Internet Content-Entertainment — 1.1%
Facebook, Inc., Class A†	6,675	1,366,439

Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	1,865	259,720

Investment Management/Advisor Services — 0.2%
Invesco, Ltd.	6,182	53,289
T. Rowe Price Group, Inc.	1,767	204,318

		257,607

Machinery-Pumps — 0.2%
Graco, Inc.	4,219	188,421

Machinery-Thermal Process — 0.0%
GrafTech International, Ltd.	787	6,390

Medical Information Systems — 0.4%
Cerner Corp.	6,869	476,640

Medical-Biomedical/Gene — 4.0%
Amgen, Inc.	5,596	1,338,675
Biogen, Inc.†	4,418	1,311,395
Exelixis, Inc.†	6,575	162,370
Gilead Sciences, Inc.	20,028	1,682,352
Regeneron Pharmaceuticals, Inc.†	723	380,211

		4,875,003

Medical-Drugs — 5.6%
AbbVie, Inc.	15,315	1,258,893
Bristol-Myers Squibb Co.	23,661	1,438,825
Johnson & Johnson	9,815	1,472,643
Merck & Co., Inc.	15,413	1,222,867
Pfizer, Inc.	35,050	1,344,518

		6,737,746

Medical-Hospitals — 0.5%
HCA Healthcare, Inc.	4,710	517,535
Universal Health Services, Inc., Class B	1,276	134,860

		652,395

Medical-Outpatient/Home Medical — 0.1%
Chemed Corp.	370	154,131

Medical-Wholesale Drug Distribution — 0.0%
Premier, Inc., Class A†	491	16,282

Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	1,376	40,193

Multimedia — 0.2%
FactSet Research Systems, Inc.	1,083	297,825

Networking Products — 1.0%
Cisco Systems, Inc.	29,749	1,260,763

Oil Companies-Exploration & Production — 0.6%
Cabot Oil & Gas Corp.	5,397	116,683
Cimarex Energy Co.	1,670	42,452
ConocoPhillips	13,743	578,580

		737,715

Oil Companies-Integrated — 0.8%
Exxon Mobil Corp.	19,832	921,593

Oil Refining & Marketing — 1.2%
HollyFrontier Corp.	1,865	61,620
Phillips 66	9,227	675,139
Valero Energy Corp.	10,502	665,302

		1,402,061

Pipelines — 0.1%
ONEOK, Inc.	2,748	82,248

Real Estate Investment Trusts — 3.7%
American Tower Corp.	5,596	1,331,848
EPR Properties	2,062	60,664
Gaming and Leisure Properties, Inc.	4,710	133,010
Kimco Realty Corp.	9,325	101,736
MFA Financial, Inc.	3,141	5,497
National Retail Properties, Inc.	4,710	153,735
Omega Healthcare Investors, Inc.	5,888	171,635
Public Storage	4,614	855,666
Realty Income Corp.	8,737	479,836
Simon Property Group, Inc.	6,673	445,556
Spirit Realty Capital, Inc.	2,847	87,574
STORE Capital Corp.	5,004	100,430
Ventas, Inc.	5,594	180,966
VEREIT, Inc.	27,094	148,475
WP Carey, Inc.	3,532	232,335

		4,488,963

Resort/Theme Parks — 0.0%
Six Flags Entertainment Corp.	1,670	33,417

Respiratory Products — 0.5%
ResMed, Inc.	3,533	548,746

Retail-Apparel/Shoe — 1.8%
Burlington Stores, Inc.†	494	90,249
Foot Locker, Inc.	3,827	98,086
Gap, Inc.	7,264	58,984
L Brands, Inc.	6,869	81,672
Lululemon Athletica, Inc.†	3,144	702,621
Ross Stores, Inc.	11,682	1,067,268
Urban Outfitters, Inc.†	2,160	37,454

		2,136,334

Retail-Auto Parts — 1.5%
AutoZone, Inc.†	670	683,614
Genuine Parts Co.	3,926	311,253
O’Reilly Automotive, Inc.†	2,261	873,515

		1,868,382

Retail-Automobile — 0.0%
Penske Automotive Group, Inc.	787	28,316

Retail-Building Products — 1.1%
Home Depot, Inc.	6,086	1,337,885

Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co., Inc., Class A	1,277	76,160

Retail-Consumer Electronics — 0.4%
Best Buy Co., Inc.	6,869	527,058

Retail-Convenience Store — 0.1%
Casey’s General Stores, Inc.	1,082	163,826

Retail-Discount — 4.1%
Costco Wholesale Corp.	4,418	1,338,654
Dollar General Corp.	5,987	1,049,521
Target Corp.	10,798	1,184,973
Walmart, Inc.	11,388	1,384,211

		4,957,359

Retail-Drug Store — 0.6%
Walgreens Boots Alliance, Inc.	16,001	692,683

Retail-Gardening Products — 0.3%
Tractor Supply Co.	3,435	348,412

Retail-Home Furnishings — 0.1%
Williams-Sonoma, Inc.	2,552	157,816

Retail-Major Department Stores — 0.9%
Nordstrom, Inc.	3,337	62,669
TJX Cos., Inc.	22,090	1,083,514

		1,146,183

Retail-Perfume & Cosmetics — 0.3%
Ulta Beauty, Inc.†	1,770	385,718

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	5,004	92,374
Macy’s, Inc.	8,734	51,181

		143,555

Retail-Restaurants — 2.9%
Darden Restaurants, Inc.	3,729	275,163
Domino’s Pizza, Inc.	1,179	426,716
McDonald’s Corp.	6,870	1,288,537
Starbucks Corp.	9,129	700,468
Yum! Brands, Inc.	9,914	856,867

		3,547,751

Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	2,160	63,482

Semiconductor Components-Integrated Circuits — 0.9%
Maxim Integrated Products, Inc.	7,065	388,434
QUALCOMM, Inc.	9,129	718,178

		1,106,612

Semiconductor Equipment — 2.3%
Applied Materials, Inc.	23,366	1,160,823
KLA Corp.	4,121	676,215
Lam Research Corp.	3,732	952,705

		2,789,743

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	985	188,539

Soap & Cleaning Preparation — 0.4%
Church & Dwight Co., Inc.	6,477	453,325

Steel-Producers — 0.3%
Nucor Corp.	3,827	157,634
Reliance Steel & Aluminum Co.	689	61,720
Steel Dynamics, Inc.	3,532	85,722

		305,076

Telephone-Integrated — 2.0%
AT&T, Inc.	36,131	1,100,912
Verizon Communications, Inc.	22,483	1,291,648

		2,392,560

Television — 0.0%
AMC Networks, Inc., Class A†	1,180	28,143

Theaters — 0.0%
Cinemark Holdings, Inc.	1,767	25,233

Tobacco — 1.9%
Altria Group, Inc.	27,097	1,063,557
Philip Morris International, Inc.	16,198	1,208,371

		2,271,928

Tools-Hand Held — 0.1%
Snap-on, Inc.	982	127,945

Toys — 0.2%
Hasbro, Inc.	3,043	219,735

Transport-Rail — 1.0%
Union Pacific Corp.	7,558	1,207,693

Transport-Services — 1.2%
C.H. Robinson Worldwide, Inc.	3,926	278,353
Expeditors International of Washington, Inc.	4,415	316,136
United Parcel Service, Inc., Class B	9,619	910,535

		1,505,024

Transport-Truck — 0.4%
JB Hunt Transport Services, Inc.	2,454	248,149
Landstar System, Inc.	1,180	121,906
Old Dominion Freight Line, Inc.	736	106,933

		476,988

Web Hosting/Design — 0.5%
VeriSign, Inc.†	2,651	555,358

Wireless Equipment — 0.5%
Motorola Solutions, Inc.	4,024	578,691
Ubiquiti Networks, Inc.	494	80,043

		658,734

Total Long-Term Investment Securities (cost $130,558,780)		120,711,639

SHORT-TERM INVESTMENT SECURITIES — 0.2%
U.S. Government Agencies — 0.2%
Federal Home Loan Bank Disc. Notes 0.00% due 05/01/2020 (cost $175,000)	$175,000	175,000

TOTAL INVESTMENTS (cost $130,733,780)	99.9%	120,886,639
Other assets less liabilities	0.1	173,685

NET ASSETS	100.0%	$121,060,324

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$120,711,639	$—	$—	$120,711,639
Short-Term Investment Securities	—	175,000	—	175,000

Total Investments at Value	$120,711,639	$175,000	$—	$120,886,639

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Global Index Allocation 60/40 Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.2%
Domestic Equity Investment Companies — 31.0%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	482,419	$11,409,215
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	225,466	2,148,691
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	77,118	724,134

Total Domestic Equity Investment Companies (cost $14,399,935)		14,282,040

Domestic Fixed Income Investment Companies — 40.7%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,097,421	12,499,628
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	578,644	6,249,351

Total Domestic Fixed Income Investment Companies (cost $17,532,048)		18,748,979

International Equity Investment Companies — 28.5%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1†	93,234	1,155,169
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,250,413	11,978,958

Total International Equity Investment Companies (cost $14,231,749)		13,134,127

TOTAL INVESTMENTS (cost $46,163,732)	100.2%	46,165,146
Liabilities in excess of other assets	(0.2)	(73,411)

NET ASSETS	100.0%	$46,091,735

†	Non-income producing security
@

The SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$46,165,146	$—	$—	$46,165,146

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Global Index Allocation 75/25 Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.2%
Domestic Equity Investment Companies — 39.0%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	520,428	$12,308,115
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	246,354	2,347,755
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	160,912	1,510,962

Total Domestic Equity Investment Companies (cost $16,420,043)		16,166,832

Domestic Fixed Income Investment Companies — 25.8%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	620,252	7,064,674
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	333,059	3,597,036

Total Domestic Fixed Income Investment Companies (cost $9,889,482)		10,661,710

International Equity Investment Companies — 35.4%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1†	150,753	1,867,836
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,335,618	12,795,223

Total International Equity Investment Companies (cost $16,090,397)		14,663,059

TOTAL INVESTMENTS (cost $42,399,922)	100.2%	41,491,601
Liabilities in excess of other assets	(0.2)	(72,334)

NET ASSETS	100.0%	$41,419,267

†	Non-income producing security
@

The SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectuses.

#	See Note 2

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$41,491,601	$—	$—	$41,491,601

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Global Index Allocation 90/10 Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 46.0%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	2,101,919	$49,710,378
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	1,196,272	11,400,468
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	736,142	6,912,374

Total Domestic Equity Investment Companies (cost $69,633,487)		68,023,220

Domestic Fixed Income Investment Companies — 10.9%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	962,846	10,966,817
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	472,107	5,098,759

Total Domestic Fixed Income Investment Companies (cost $15,304,098)		16,065,576

International Equity Investment Companies — 43.2%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1†	536,462	6,646,767
SunAmerica Series Trust SA International Index Portfolio, Class 1	5,974,620	57,236,856

Total International Equity Investment Companies (cost $70,989,727)		63,883,623

TOTAL INVESTMENTS (cost $155,927,312)	100.1%	147,972,419
Liabilities in excess of other assets	(0.1)	(104,658)

NET ASSETS	100.0%	$147,867,761

†	Non-income producing security
@

The SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$147,972,419	$—	$—	$147,972,419

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description		Principal Amount**	Value (Note 1)

ASSET BACKED SECURITIES — 5.0%
Cayman Islands — 1.6%
Elmwood CLO IV, Ltd. FRS Series 2020-1A, Class A 2.42% (3 ML+1.24%) due 04/15/2033*(1)		$2,600,000	$2,480,351
Recette CLO, Ltd. FRS Series 2015-1A, Class AR 2.06% (3 ML+0.92%) due 10/20/2027*(1)		2,046,014	1,994,512
Venture 39 CLO, Ltd. FRS Series 2020-39A, Class A1 2.97% (3 ML+1.28%) due 04/15/2033*(1)		1,200,000	1,151,030

			5,625,893

United Kingdom — 1.0%
Harben Finance PLC FRS Series 2017-1X, Class A 1.55% (3 ML GBP+0.80%) due 08/20/2056(2)	GBP	601,579	747,744
London Wall Mtg. Capital PLC FRS Series 2017-FL1, Class A 1.61% (3 ML+0.85%) due 11/15/2049(2)	GBP	569,638	699,436
Stratton Mortgage Funding PLC FRS Series 2019-1, Class A 1.91% (3M SONIA+1.20%) due 05/25/2051(2)	GBP	1,297,437	1,608,039
Tower Bridge Funding No.1 PLC FRS Series 2017-1, Class A 1.54% (3 ML GBP+1.00%) due 03/20/2056(2)	GBP	264,959	329,581

			3,384,800

United States — 2.4%
Countrywide Alternative Loan Trust FRS Series 2005-82, Class A1 0.76% (1 ML+0.27%) due 02/25/2036(2)		369,395	303,967
Countrywide Alternative Loan Trust FRS Series 2006-OA1, Class 2A1 0.93% (1 ML+0.21%) due 03/20/2046(2)		203,896	160,787
Higher Education Funding I FRS Series 2014-1, Class A 2.73% (3 ML+1.05%) due 05/25/2034*		1,640,479	1,611,355
Home Equity Loan Trust FRS Series 2007-FRE1, Class 2AV3 0.72% (1 ML+0.23%) due 04/25/2037		687,437	624,127
Lehman XS Trust FRS Series 2007-7N, Class 1A2 0.73% (1 ML+0.24%) due 06/25/2047(2)		317,852	253,187
Mill City Mtg. Loan Trust VRS Series 2017-2, Class A3 2.90% due 07/25/2059*(3)		318,080	322,756
Scholar Funding Trust FRS Series 2010-A, Class A 1.64% (3 ML+0.75%) due 10/28/2041*		496,954	482,878
Sequoia Mtg. Trust FRS Series 2004-10, Class A3A 1.79% (6 ML+0.66%) due 11/20/2034(2)		23,076	20,426
SLM Student Loan Trust FRS Series 2003-1, Class A5A 0.85% (3 ML+0.11%) due 12/15/2032*		1,313,903	1,177,063
SLM Student Loan Trust FRS Series 2007-2, Class A4 1.05% (3 ML+0.06%) due 07/25/2022		1,677,297	1,560,729
SLM Student Loan Trust FRS Series 2008-2, Class A3 1.74% (3 ML+0.75%) due 04/25/2023		259,190	246,506
SLM Student Loan Trust FRS Series 2008-4, Class A4 2.64% (3 ML+1.65%) due 07/25/2022		552,372	512,605
SLM Student Loan Trust FRS Series 2008-5, Class A4 2.69% (3 ML+1.70%) due 07/25/2023		675,499	654,976
Washington Mutual Mtg. Pass-Through Certs. FRS Series 2006-AR5 Class 4A 2.86% (12 MTA+0.99%) due 06/25/2046(2)		270,968	205,865
Wells Fargo Alternative Loan Trust VRS Series 2007-PA6, Class A1 4.45% due 12/28/2037(2)(3)		233,132	214,240
Wells Fargo Mtg. Backed Securities VRS Series 2019-3, Class A1 3.50% due 07/25/2049*(2)(3)		263,351	270,031

			8,621,498

Total Asset Backed Securities (cost $18,321,725)			17,632,191

CORPORATE BONDS & NOTES — 23.9%
Australia — 0.2%
Australia & New Zealand Banking Group, Ltd. Sub. Notes 2.95% due 07/22/2030*		400,000	394,688
Macquarie Group, Ltd. Senior Notes 0.63% due 02/03/2027	EUR	150,000	153,912
Macquarie Group, Ltd. Senior Notes 3.76% due 11/28/2028*		200,000	207,020

			755,620

Belgium — 0.2%
KBC Group NV Senior Notes 0.75% due 10/18/2023	EUR	600,000	658,078

Bermuda — 0.1%
IHS Markit, Ltd. Company Guar. Notes 4.75% due 02/15/2025*		250,000	270,598
Viking Cruises, Ltd. Company Guar. Notes 5.88% due 09/15/2027*		26,000	17,485

			288,083

British Virgin Islands — 0.1%
Huarong Finance 2019 Co., Ltd. Company Guar. Notes 3.75% due 05/29/2024		260,000	260,005
Huarong Finance II Co., Ltd. Company Guar. Notes 5.50% due 01/16/2025		200,000	213,668

			473,673

Canada — 0.2%
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*		400,000	402,000
Bombardier, Inc. Senior Notes 7.50% due 03/15/2025*		28,000	18,060
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027		150,000	117,989
GFL Environmental, Inc. Senior Sec. Notes 5.13% due 12/15/2026*		200,000	208,000
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*		17,000	12,070
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*		52,000	51,220

			809,339

Cayman Islands — 0.3%
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*		250,000	215,105
Thames Water Utilities Finance, Ltd. Sec. Notes 5.75% due 09/13/2030	GBP	550,000	725,912

			941,017

France — 3.1%
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*		2,050,000	2,137,695
BPCE SA Senior Notes 4.00% due 09/12/2023*		1,300,000	1,366,498
Dexia Credit Local SA Government Guar. Notes 1.13% due 06/15/2022	GBP	5,600,000	7,130,495
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049		200,000	209,090

			10,843,778

Germany — 1.9%
Commerzbank AG Sub. Notes 4.00% due 03/23/2026	EUR	300,000	328,565
Deutsche Telekom AG Senior Notes 3.63% due 01/21/2050*		250,000	274,642
FMS Wertmanagement Government Guar. Notes 1.38% due 03/07/2025	GBP	600,000	782,829
KFW Government Guar. Notes zero coupon due 06/30/2022	EUR	800,000	885,189
KFW Government Guar. Notes zero coupon due 07/04/2024	EUR	3,970,000	4,425,752

			6,696,977

Guernsey — 0.1%
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 1.25% due 04/14/2022	EUR	350,000	384,736

Hong Kong — 0.1%
CNAC HK Finbridge Co., Ltd. Company Guar. Notes 3.13% due 06/19/2022		270,000	269,922
CNAC HK Finbridge Co., Ltd. Company Guar. Notes 4.63% due 03/14/2023		200,000	207,026

			476,948

Ireland — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025		450,000	463,441

Italy — 0.1%
Telecom Italia SpA Senior Notes 4.00% due 04/11/2024	EUR	350,000	399,418

Japan — 0.1%
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.75% due 07/18/2039		200,000	220,562

Luxembourg — 0.5%
DH Europe Finance II SARL Company Guar. Notes 0.45% due 03/18/2028	EUR	150,000	159,290
DH Europe Finance II SARL Company Guar. Notes 0.75% due 09/18/2031	EUR	450,000	480,278
Gazprom PJSC Via Gaz Capital SA Senior Notes 5.15% due 02/11/2026*		340,000	365,789
Logicor Financing SARL Company Guar. Notes 2.25% due 05/13/2025	EUR	350,000	386,590
Logicor Financing SARL Company Guar. Notes 3.25% due 11/13/2028	EUR	300,000	336,634

			1,728,581

Mexico — 0.1%
Mexico City Airport Trust Senior Sec. Notes 3.88% due 04/30/2028*		210,000	174,300
Mexico City Airport Trust Senior Sec. Notes 5.50% due 07/31/2047		200,000	166,000
Mexico City Airport Trust Senior Sec. Notes 5.50% due 07/31/2047*		200,000	166,000

			506,300

Netherlands — 1.0%
Cooperatieve Rabobank UA Sub. Notes 3.88% due 07/25/2023	EUR	450,000	533,371
Lukoil Securities BV Company Guar. Notes 3.88% due 05/06/2030*		200,000	199,600
NXP BV/NXP Funding LLC Company Guar. Notes 3.40% due 05/01/2030*		250,000	249,919
NXP BV/NXP Funding LLC Company Guar. Notes 3.88% due 09/01/2022*		900,000	932,510
Petrobras Global Finance BV Company Guar. Notes 5.09% due 01/15/2030*		23,000	20,987
Petrobras Global Finance BV Company Guar. Notes 6.00% due 01/27/2028		20,000	19,350
Syngenta Finance NV Company Guar. Notes 4.44% due 04/24/2023*		450,000	450,317
Syngenta Finance NV Company Guar. Notes 4.89% due 04/24/2025*		350,000	353,139
Syngenta Finance NV Company Guar. Notes 5.18% due 04/24/2028*		200,000	202,637
WPC Eurobond BV Company Guar. Notes 1.35% due 04/15/2028	EUR	700,000	689,564

			3,651,394

Spain — 0.6%
Banco de Sabadell SA Senior Notes 0.88% due 03/05/2023	EUR	300,000	316,352
Banco Santander SA Senior Notes 2.71% due 06/27/2024		600,000	616,223
Banco Santander SA Senior Notes 3.31% due 06/27/2029		200,000	208,598
CaixaBank SA Senior Notes 1.13% due 05/17/2024	EUR	400,000	437,729
FCC Aqualia SA Senior Sec. Notes 2.63% due 06/08/2027	EUR	500,000	551,343

			2,130,245

SupraNational — 0.0%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. Company Guar. Notes 8.50% due 05/15/2027*		28,000	23,730

Switzerland — 0.3%
Credit Suisse AG Senior Notes 2.95% due 04/09/2025		250,000	263,046
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*		600,000	635,751

			898,797

Turkey — 0.1%
Turkiye Vakiflar Bankasi TAO Senior Notes 8.13% due 03/28/2024		200,000	201,688

United Kingdom — 1.1%
Barclays PLC Senior Notes 2.85% due 05/07/2026		950,000	950,000
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*		1,000,000	1,062,731
Gazprom PJSC via Gaz Finance PLC Senior Notes 3.25% due 02/25/2030*		230,000	216,545
HSBC Holdings PLC Senior Notes 2.18% due 06/27/2023	GBP	600,000	759,898
Nationwide Building Society Senior Notes 3.96% due 07/18/2030*		200,000	213,207

Santander UK PLC Senior Notes 2.88% due 06/18/2024		700,000	722,190

			3,924,571

United States — 13.6%
AbbVie, Inc. Senior Notes 2.60% due 11/21/2024*		750,000	780,380
AbbVie, Inc. Senior Notes 2.95% due 11/21/2026*		750,000	791,584
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*		650,000	690,597
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039*		350,000	388,200
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*		400,000	461,182
Acadia Healthcare Co., Inc. Company Guar. Notes 6.50% due 03/01/2024		26,000	24,960
Adobe, Inc. Senior Notes 2.30% due 02/01/2030		400,000	420,363
AEP Transmission Co. LLC Senior Notes 3.65% due 04/01/2050		100,000	119,794
Air Products and Chemicals, Inc. Senior Notes 2.05% due 05/15/2030		100,000	101,680
Air Products and Chemicals, Inc. Senior Notes 2.70% due 05/15/2040		100,000	101,370
Air Products and Chemicals, Inc. Senior Bonds 2.80% due 05/15/2050		100,000	101,908
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 7.50% due 03/15/2026*		24,000	26,250
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.38% due 08/15/2031		300,000	323,911
American Axle & Manufacturing, Inc. Company Guar. Notes 6.25% due 04/01/2025		28,000	21,322
American Water Capital Corp. Senior Bonds 3.45% due 05/01/2050		150,000	166,458
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026		550,000	599,276
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046		200,000	230,758
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023		270,000	285,018
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025		300,000	334,019
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048		200,000	221,691
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 03/01/2027*		250,000	185,000
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021		30,000	26,831
Anthem, Inc. Senior Notes 2.25% due 05/15/2030		700,000	697,375
Archer-Daniels-Midland Co. Senior Notes 3.25% due 03/27/2030		150,000	165,418
AT&T, Inc. Senior Notes 1.80% due 09/14/2039	EUR	200,000	212,409
AT&T, Inc. Senior Notes 3.95% due 01/15/2025		100,000	108,329
AT&T, Inc. Senior Notes 4.10% due 02/15/2028		300,000	331,402
AT&T, Inc. Senior Notes 4.35% due 06/15/2045		50,000	54,811
B&G Foods, Inc. Company Guar. Notes 5.25% due 04/01/2025		28,000	28,350
Bank of America Corp. Senior Notes 3.37% due 01/23/2026		1,000,000	1,067,158
Bank of America Corp. Senior Notes 4.08% due 03/20/2051		350,000	420,282
Bausch Health Americas, Inc. Company Guar. Notes 9.25% due 04/01/2026*		24,000	26,520
Bayer US Finance II LLC Company Guar. Notes 3.88% due 12/15/2023*		400,000	424,635
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*		650,000	720,321

Bayer US Finance II LLC Company Guar. Notes 4.38% due 12/15/2028*	350,000	396,320
Beacon Roofing Supply, Inc. Company Guar. Notes 4.88% due 11/01/2025*	28,000	24,745
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	950,000	1,009,884
Booking Holdings, Inc. Senior Notes 4.10% due 04/13/2025	100,000	106,216
Broadcom, Inc. Company Guar. Notes 3.13% due 10/15/2022*	350,000	362,704
Broadcom, Inc. Company Guar. Notes 3.63% due 10/15/2024*	400,000	421,566
Broadcom, Inc. Company Guar. Notes 4.25% due 04/15/2026*	400,000	428,693
Broadcom, Inc. Company Guar. Notes 4.70% due 04/15/2025*	500,000	551,326
Calpine Corp. Senior Notes 5.75% due 01/15/2025	26,000	25,869
Caterpillar, Inc. Senior Bonds 3.25% due 04/09/2050	100,000	109,604
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	143,000	155,155
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	167,000	178,392
CIT Group, Inc. Senior Notes 5.25% due 03/07/2025	400,000	398,200
Citigroup, Inc. Senior Notes 3.11% due 04/08/2026	950,000	995,262
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	1,400,000	1,487,001
Citigroup, Inc. Senior Notes 4.41% due 03/31/2031	150,000	172,688
Cleveland-Cliffs, Inc. Company Guar. Notes 5.88% due 06/01/2027	28,000	17,500
Comcast Corp. Company Guar. Notes 3.40% due 04/01/2030	100,000	112,284
Comcast Corp. Company Guar. Notes 3.70% due 04/15/2024	750,000	821,564
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	50,000	57,386
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	550,000	619,175
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028	550,000	643,836
CommScope Technologies LLC Company Guar. Notes 6.00% due 06/15/2025*	30,000	26,697
Cooper-Standard Automotive, Inc. Company Guar. Notes 5.63% due 11/15/2026*	32,000	20,802
Crown Castle International Corp. Senior Notes 3.30% due 07/01/2030	50,000	53,615
Crown Castle International Corp. Senior Notes 4.15% due 07/01/2050	50,000	58,565
Crown Castle International Corp. Senior Notes 4.30% due 02/15/2029	250,000	287,153
CVS Health Corp Senior Notes 4.25% due 04/01/2050	100,000	117,084
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	400,000	406,000
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	350,000	380,088
Diamond Sports Group LLC/Diamond Sports Finance Co. Senior Sec. Notes 5.38% due 08/15/2026*	250,000	190,000
Diamond Sports Group LLC/Diamond Sports Finance Co. Company Guar. Notes 6.63% due 08/15/2027*	30,000	16,425
Dollar Tree, Inc. Senior Notes 4.00% due 05/15/2025	400,000	432,167
Dollar Tree, Inc. Senior Notes 4.20% due 05/15/2028	500,000	538,393
Elanco Animal Health, Inc. Senior Notes 5.02% due 08/28/2023	350,000	369,250
EMD Finance LLC Company Guar. Notes 3.25% due 03/19/2025*	900,000	953,722
Energizer Holdings, Inc. Company Guar. Notes 7.75% due 01/15/2027*	24,000	25,476
Entercom Media Corp. Company Guar. Notes 7.25% due 11/01/2024*	26,000	16,120

EQM Midstream Partners LP Senior Notes 4.75% due 07/15/2023		375,000	354,825
Fidelity National Information Services, Inc. Senior Notes 0.63% due 12/03/2025	EUR	300,000	325,173
Fidelity National Information Services, Inc. Senior Notes 0.75% due 05/21/2023	EUR	300,000	329,629
Fidelity National Information Services, Inc. Senior Notes 1.50% due 05/21/2027	EUR	450,000	509,328
Fidelity National Information Services, Inc. Senior Notes 2.60% due 05/21/2025	GBP	200,000	259,936
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026		250,000	267,698
Fox Corp. Senior Notes 3.50% due 04/08/2030		100,000	107,891
Fox Corp. Senior Notes 4.03% due 01/25/2024		150,000	162,049
General Dynamics Corp. Company Guar. Notes 4.25% due 04/01/2050		50,000	64,603
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023		150,000	152,460
General Electric Co. Senior Notes 2.70% due 10/09/2022		50,000	50,261
General Electric Co. Senior Notes 3.63% due 05/01/2030		850,000	853,151
General Electric Co. Senior Notes 4.35% due 05/01/2050		400,000	403,045
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023		30,000	26,484
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025		200,000	215,028
HCP, Inc. Senior Notes 3.25% due 07/15/2026		50,000	50,195
Hewlett Packard Enterprise Co. Senior Notes 4.45% due 10/02/2023		350,000	368,530
Hewlett Packard Enterprise Co. Senior Notes 4.65% due 10/01/2024		200,000	212,405
HLF Financing SARL LLC/Herbalife International, Inc. Company Guar. Notes 7.25% due 08/15/2026*		26,000	25,332
International Business Machines Corp. Senior Notes 2.95% due 05/15/2050		700,000	694,197
Jeld-Wen, Inc. Company Guar. Notes 4.88% due 12/15/2027*		28,000	24,710
JPMorgan Chase & Co. Senior Notes 2.52% due 04/22/2031		950,000	971,318
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024		1,450,000	1,569,544
Keurig Dr Pepper, Inc. Company Guar. Notes 3.20% due 05/01/2030		150,000	159,802
Keurig Dr Pepper, Inc. Company Guar. Notes 3.80% due 05/01/2050		150,000	159,798
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*		30,000	28,800
L Brands, Inc. Company Guar. Notes 5.25% due 02/01/2028		73,000	52,378
Laredo Petroleum, Inc. Company Guar. Notes 9.50% due 01/15/2025		750,000	318,750
Level 3 Financing, Inc. Company Guar. Notes 5.63% due 02/01/2023		400,000	400,608
Lions Gate Capital Holdings LLC Company Guar. Notes 5.88% due 11/01/2024*		28,000	25,830
Manitowoc Co., Inc. Sec. Notes 9.00% due 04/01/2026*		28,000	25,060
Mattel, Inc. Company Guar. Notes 5.88% due 12/15/2027*		25,000	24,330
Mattel, Inc. Company Guar. Notes 6.75% due 12/31/2025*		50,000	50,750
Meredith Corp. Company Guar. Notes 6.88% due 02/01/2026		26,000	22,282
MGIC Investment Corp. Senior Notes 5.75% due 08/15/2023		250,000	245,000
Mondelez International, Inc. Senior Notes 2.75% due 04/13/2030		700,000	745,089

Morgan Stanley Senior Notes 3.13% due 07/27/2026		1,500,000	1,591,413
Morgan Stanley Senior Notes 3.62% due 04/01/2031		400,000	438,970
Morgan Stanley Senior Notes 5.60% due 03/24/2051		200,000	287,383
MPLX LP Senior Notes 4.50% due 04/15/2038		250,000	223,212
MPLX LP Senior Notes 4.70% due 04/15/2048		200,000	178,370
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 4.63% due 08/01/2029		300,000	298,314
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021		4,000	2,540
Nationstar Mtg. Holdings, Inc. Company Guar. Notes 8.13% due 07/15/2023*		26,000	24,960
NiSource, Inc. Senior Notes 3.60% due 05/01/2030		200,000	223,144
Occidental Petroleum Corp. Senior Notes 3.20% due 08/15/2026		50,000	36,000
Occidental Petroleum Corp. Senior Notes 5.55% due 03/15/2026		350,000	270,760
Oracle Corp. Senior Notes 3.60% due 04/01/2040		350,000	394,845
Oracle Corp. Senior Notes 3.60% due 04/01/2050		350,000	397,575
Oracle Corp. Senior Notes 3.85% due 04/01/2060		350,000	405,513
PepsiCo, Inc. Senior Notes 3.63% due 03/19/2050		200,000	241,364
PetSmart, Inc. Senior Sec. Notes 5.88% due 06/01/2025*		28,000	28,210
Phillips 66 Company Guar. Notes 3.85% due 04/09/2025		150,000	157,096
Prologis Euro Finance LLC Company Guar. Notes 1.00% due 02/06/2035	EUR	450,000	467,719
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 9.38% due 04/01/2027*		28,000	19,600
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*		400,000	401,480
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025		650,000	681,194
Scripps Escrow, Inc. Company Guar. Notes 5.88% due 07/15/2027*		26,000	21,970
Sprint Communications, Inc. Senior Notes 6.00% due 11/15/2022		26,000	27,498
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020		1,450,000	1,462,687
Staples, Inc. Senior Notes 10.75% due 04/15/2027*		26,000	14,820
State Street Corp. Senior Notes 3.15% due 03/30/2031*		50,000	54,739
Summit Materials LLC Company Guar. Notes 6.50% due 03/15/2027*		26,000	25,740
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025*		250,000	264,355
T-Mobile USA, Inc. Senior Sec. Notes 3.75% due 04/15/2027*		800,000	859,224
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*		650,000	713,329
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 4.75% due 10/01/2023*		50,000	38,500
Thermo Fisher Scientific, Inc. Senior Notes 0.50% due 03/01/2028	EUR	250,000	266,708
Thermo Fisher Scientific, Inc. Senior Notes 0.88% due 10/01/2031	EUR	250,000	266,249
Thermo Fisher Scientific, Inc. Senior Notes 2.38% due 04/15/2032	EUR	150,000	184,954
Thermo Fisher Scientific, Inc. Senior Notes 4.50% due 03/25/2030		50,000	60,786
TransDigm, Inc. Company Guar. Notes 5.50% due 11/15/2027*		750,000	633,750
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025		26,000	23,270

Univision Communications, Inc. Senior Sec. Notes 5.13% due 05/15/2023*		28,000	26,600
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026		26,000	20,930
Valero Energy Partners LP Company Guar. Notes 4.38% due 12/15/2026		300,000	308,023
VEREIT Operating Partnership LP Company Guar. Notes 4.63% due 11/01/2025		650,000	641,467
Verizon Communications, Inc. Senior Notes 2.63% due 08/15/2026		500,000	530,384
Verizon Communications, Inc. Senior Notes 4.00% due 03/22/2050		200,000	249,131
Visa, Inc. Senior Notes 2.05% due 04/15/2030		250,000	257,580
Visa, Inc. Senior Notes 2.70% due 04/15/2040		50,000	51,975
Western Midstream Operating LP Senior Notes 4.05% due 02/01/2030		300,000	273,750
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024		28,000	25,139

			47,975,978

Venezuela — 0.0%
Petroleos de Venezuela SA Company Guar. Bonds 5.38% due 04/12/2027†(4)(5)		390,000	14,625

Total Corporate Bonds & Notes (cost $83,459,953)			84,467,579

FOREIGN GOVERNMENT OBLIGATIONS — 47.5%
Australia — 0.5%
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	740,000	623,935
Commonwealth of Australia Senior Bonds 4.50% due 04/21/2033	AUD	1,100,000	1,017,020

			1,640,955

Austria — 0.5%
Republic of Austria Senior Notes 1.50% due 11/02/2086*	EUR	1,100,000	1,813,383

Belgium — 1.7%
Kingdom of Belgium Senior Notes 0.20% due 10/22/2023*	EUR	2,170,000	2,435,855
Kingdom of Belgium Senior Notes 0.80% due 06/22/2027*	EUR	650,000	764,813
Kingdom of Belgium Senior Notes 0.90% due 06/22/2029*	EUR	1,140,000	1,362,702
Kingdom of Belgium Senior Bonds 2.15% due 06/22/2066*	EUR	800,000	1,359,809

			5,923,179

Canada — 1.3%
Government of Canada Bonds 2.75% due 12/01/2048	CAD	510,000	511,880
Province of British Columbia, Canada Senior Notes 2.85% due 06/18/2025	CAD	3,600,000	2,826,593
Province of British Columbia, Canada Senior Notes 4.95% due 06/18/2040	CAD	400,000	421,794
Province of Ontario, Canada Notes 2.85% due 06/02/2023	CAD	1,200,000	917,205

			4,677,472

Denmark — 0.4%
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	4,700,000	1,306,518

Dominican Republic — 0.1%
Dominican Republic Senior Notes 4.50% due 01/30/2030*		150,000	124,125
Dominican Republic Senior Notes 5.88% due 01/30/2060*		150,000	119,625
Dominican Republic Senior Notes 6.40% due 06/05/2049*		380,000	312,550

			556,300

France — 4.2%
Government of France Bonds 0.01% due 03/25/2025	EUR	6,800,000	7,622,572
Government of France Bonds 1.75% due 05/25/2066*	EUR	1,100,000	1,709,451
Government of France Bonds 2.75% due 10/25/2027	EUR	1,220,000	1,643,015
Government of France Bonds 4.50% due 04/25/2041	EUR	1,940,000	3,878,571

			14,853,609

Germany — 0.1%
Federal Republic of Germany Bonds 1.25% due 08/15/2048	EUR	160,000	249,083

Indonesia — 0.1%
Republic of Indonesia Senior Notes 4.45% due 02/11/2024		200,000	210,164

Israel — 0.1%
Israel Government USAID Government Guar. Bonds 5.50% due 09/18/2023		300,000	348,546

Italy — 6.9%
Republic of Italy Bonds 0.70% due 05/01/2020	EUR	180,000	197,253
Republic of Italy Bonds 0.95% due 03/01/2023	EUR	2,550,000	2,809,931
Republic of Italy Bonds 2.80% due 12/01/2028	EUR	6,570,000	7,837,513
Republic of Italy Bonds 2.80% due 03/01/2067*	EUR	560,000	626,219
Republic of Italy Bonds 2.95% due 09/01/2038*	EUR	3,060,000	3,678,409
Republic of Italy Bonds 3.75% due 08/01/2021*	EUR	1,300,000	1,481,873
Republic of Italy Bonds 5.50% due 11/01/2022	EUR	6,380,000	7,811,626

			24,442,824

Japan — 20.9%
Government of Japan Bonds 2.00% due 06/20/2022	JPY	1,198,700,000	11,691,221
Government of Japan Bonds 0.10% due 03/01/2022	JPY	500,850,000	4,691,697
Government of Japan Bonds 0.10% due 04/01/2022	JPY	2,438,600,000	22,847,602
Government of Japan Bonds 0.10% due 09/20/2024	JPY	283,000,000	2,668,794
Government of Japan Bonds 0.10% due 03/20/2030	JPY	167,950,000	1,586,460
Government of Japan Bonds 0.30% due 12/20/2039	JPY	441,350,000	4,109,904
Government of Japan Bonds 0.40% due 03/20/2040	JPY	191,300,000	1,814,814
Government of Japan Bonds 0.40% due 12/20/2049	JPY	91,650,000	847,384
Government of Japan Bonds 0.40% due 03/20/2050	JPY	377,000,000	3,485,480
Government of Japan Bonds 0.50% due 03/20/2049	JPY	94,850,000	901,912
Government of Japan Bonds 0.50% due 03/20/2059	JPY	132,300,000	1,259,621
Government of Japan Bonds 1.40% due 09/20/2034	JPY	508,750,000	5,570,342
Government of Japan Bonds 2.00% due 09/20/2041	JPY	421,000,000	5,281,301
Government of Japan CPI Linked Bonds 0.10% due 03/10/2029(6)	JPY	744,596,082	6,900,254

			73,656,786

Romania — 0.0%
Government of Romania Senior Notes 2.00% due 01/28/2032*	EUR	70,000	64,799
Government of Romania Senior Notes 3.38% due 01/28/2050*	EUR	70,000	65,005

			129,804

Saudi Arabia — 0.1%
Kingdom of Saudi Arabia Senior Notes 3.25% due 10/22/2030*		200,000	201,920

Spain — 3.9%
Kingdom of Spain Bonds 1.50% due 04/30/2027*	EUR	4,820,000	5,662,035
Kingdom of Spain Senior Notes 3.45% due 07/30/2066*	EUR	390,000	673,932
Kingdom of Spain Bonds 3.80% due 04/30/2024*	EUR	2,110,000	2,657,123
Kingdom of Spain Senior Bonds 4.90% due 07/30/2040*	EUR	780,000	1,410,346
Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	550,000	1,070,980
Kingdom of Spain Senior Bonds 5.90% due 07/30/2026*	EUR	1,640,000	2,407,883

			13,882,299

SupraNational — 0.4%
Asian Development Bank Senior Notes 2.35% due 06/21/2027	JPY	40,000,000	440,057
Inter-American Development Bank Senior Notes 7.00% due 06/15/2025		850,000	1,116,736

			1,556,793

Sweden — 0.4%
Kingdom of Sweden Bonds 1.00% due 11/12/2026	SEK	4,610,000	511,671
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	7,130,000	789,776

			1,301,447

Ukraine — 0.1%
Government of Ukraine Senior Notes 4.38% due 01/27/2030*	EUR	350,000	295,408

United Arab Emirates — 0.1%
Abu Dhabi Government Senior Notes 3.13% due 04/16/2030*		210,000	223,167
Abu Dhabi Government Senior Bonds 3.88% due 04/16/2050*		200,000	213,040

			436,207

United Kingdom — 5.7%
United Kingdom Gilt Treasury Bonds 1.75% due 01/22/2049	GBP	220,000	363,286
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	3,130,000	6,254,277
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	3,030,000	6,367,333
United Kingdom Gilt Treasury Bonds 3.50% due 07/22/2068	GBP	680,000	2,017,054
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2046	GBP	800,000	1,917,856
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	1,690,000	3,336,199

			20,256,005

Venezuela — 0.0%
Republic of Venezuela Senior Bonds 9.25% due 05/07/2028†(4)(5)		230,000	18,400

Total Foreign Government Obligations (cost $159,460,605)			167,757,102

MUNICIPAL BONDS & NOTES — 1.2%
United States — 1.2%
Louisiana Public Facilities Authority FRS Revenue Bonds 1.94% (3 ML+0.95%) due 04/25/2035		3,150,000	3,012,440
New Hampshire Higher Education Loan Corp. FRS Revenue Bonds 1.84% (3 ML+0.85%) due 10/25/2037		1,278,478	1,227,095

Total Municipal Bonds & Notes (cost $4,389,865)			4,239,535

U.S. GOVERNMENT AGENCIES — 1.8%
United States — 1.8%
Federal Home Loan Bank 2.63% due 09/12/2025		2,200,000	2,426,630
Federal Home Loan Mtg. Corp. 5.00% due 07/01/2035		398,865	455,365
5.00% due 11/01/2038		79,401	90,551
5.00% due 01/01/2039		25,637	29,246
5.00% due 09/01/2039		58,753	67,008
5.00% due 05/01/2041		300,245	343,330
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2020-DNA1, Class M2 2.19% (1 ML+1.70%) due 01/25/2050*(2)		1,148,000	873,731
Federal National Mtg. Assoc. 4.50% due 02/01/2040		8,280	8,918
4.50% due 08/01/2041		97,190	107,986
6.00% due 10/01/2034		273,460	314,351
6.00% due 11/01/2034		49,520	55,273
6.00% due 02/01/2037		217,000	248,595
6.00% due 03/01/2037		23,309	26,811
6.00% due 10/01/2037		103,774	119,586
6.00% due 08/01/2038		66,996	76,962
6.00% due 06/01/2039		1,125	1,255
6.00% due 10/01/2040		99,991	115,439
6.00% due 04/01/2041		12,459	14,336
6.00% due 05/01/2041		89,951	103,820
6.00% due 10/01/2041		103,559	116,144
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2019-R02, Class 1M2 2.79% (1 ML+2.30%) due 08/25/2031*(2)		286,997	261,776
Federal National Mtg. Assoc. REMIC Series 2012-153, Class B 7.00% due 07/25/2042(2)		308,687	377,252
Series 2012-111, Class B 7.00% due 10/25/2042(2)		77,751	93,163

Total U.S. Government Agencies (cost $6,253,827)			6,327,528

U.S. GOVERNMENT TREASURIES — 17.4%
United States — 17.4%
United States Treasury Bonds
2.00% due 02/15/2050		1,100,000	1,297,527
2.75% due 11/15/2047(8)		2,010,000	2,698,504
3.63% due 02/15/2044		21,620,000	32,270,384
United States Treasury Notes
2.13% due 07/31/2024		7,880,000	8,476,848
2.25% due 11/15/2027		6,070,000	6,841,554
2.38% due 01/31/2023		5,855,000	6,198,295
2.88% due 08/15/2028		2,980,000	3,535,956

Total U.S. Government Treasuries (cost $52,343,897)			61,319,068

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.9%
Brazil — 0.1%
Banco do Brasil SA 6.25% due 04/15/2024(7)		240,000	196,200
Itau Unibanco Holding SA 4.63% due 02/27/2025*(7)		200,000	163,500

			359,700

France — 0.2%
BNP Paribas SA 6.63% due 03/25/2024*(7)		400,000	397,500
Societe Generale SA 8.00% due 09/29/2025*(7)		350,000	355,250

			752,750

Germany — 0.1%
Deutsche Bank AG 6.00% due 10/30/2025(7)		400,000	290,000

Italy — 0.1%
UniCredit SpA 8.00% due 06/03/2024(7)		200,000	181,196

Netherlands — 0.1%
ING Groep NV 6.75% due 04/16/2024(7)		200,000	196,000

Spain — 0.1%
Banco de Sabadell SA 6.50% due 05/18/2022(7)	EUR	600,000	473,407

Switzerland — 0.2%
Credit Suisse Group AG 7.25% due 09/12/2025*(7)		200,000	199,500
UBS Group Funding Switzerland AG Company Guar. Notes 7.00% due 01/31/2024*(7)		600,000	613,500

			813,000

Total Preferred Securities/Capital Securities (cost $3,325,953)			3,066,053

Total Long-Term Investment Securities (cost $327,555,825)			344,809,056

SHORT-TERM INVESTMENT SECURITIES — 1.1%
Registered Investment Companies — 1.1%
State Street Institutional U.S. Government Money Market Fund, Administration Class 0.00%(9) (cost $3,923,105)		3,923,105	3,923,105

TOTAL INVESTMENTS (cost $331,478,930)		98.8%	348,732,161
Other assets less liabilities		1.2	4,195,397

NET ASSETS		100.0%	$352,927,558

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2020, the aggregate value of these securities was $65,572,870 representing 18.6% of net assets.

**	Denominated in United States dollars unless otherwise indicated.
†	Non-income producing security
(1)	Collateralized Loan Obligation
(2)	Collateralized Mortgage Obligation
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Security in default of interest.
(5)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2020, the Portfolio held the following restricted securities:

Description	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Par	% of Net Assets
Corporate Bonds & Notes
Petroleos de Venezuela SA
5.38% due 04/12/2027	10/23/2017	$390,000	$115,546	$14,625	$3.75	0.00%
Foreign Government Obligations
Republic of Venezuela
9.25% due 05/07/2028	8/1/2017	230,000	93,621	18,400	8.00	0.01%

				$33,025		0.01%

(6)	Principal amount of security is adjusted for inflation.
(7)	Perpetual maturity—maturity date reflects the next call date.
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(9)	The rate shown is the 7-day yield as of April 30, 2020.

CLO — Collateralized Loan Obligation

LIBOR — London Interbank Offered Rate

REMIC — Real Estate Mortgage Investment Conduit

USAID — United States Agency for International Development

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Danish Krone

EUR — Euro Currency

GBP — British Pound

JPY — Japanese Yen

SEK — Swedish Krona

USD — U.S. Dollar

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at April 30, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

3M SONIA — 3 Month Sterling Over Night Index Average

12 MTA — Federal Reserve 12-Month Treasury average Index

Over the Counter Written Call Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.35% versus EUR-EURIBOR-Reuters maturing 05/29/2025	Barclays Bank PLC	May 2020	0.35%	$4,820	$7,989	$8,021	$(32)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.35% versus EUR-EURIBOR-Reuters maturing 05/29/2025	Barclays Bank PLC	May 2020	0.35	4,810	8,113	8,004	109
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.35% versus EUR-EURIBOR-Reuters maturing 05/29/2025	Barclays Bank PLC	May 2020	0.35	6,320	7,577	10,564	(2,987)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.40% versus EUR-EURIBOR maturing 06/30/2025	Barclays Bank PLC	June 2020	0.40	5,220	16,069	8,395	7,674
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.35% versus EUR-EURIBOR maturing 08/17/2025	Citibank, N.A.	August 2020	0.35	11,010	29,364	40,184	(10,820)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.00% versus EUR-EURIBOR maturing 10/20/2030	Citibank, N.A.	October 2020	0.00	530	9,143	12,451	(3,308)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.05% versus EUR-EURIBOR maturing 10/26/2031	Citibank, N.A.	October 2021	0.05	650	18,282	22,491	(4,209)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.05% versus EUR-EURIBOR maturing 10/26/2031	Citibank, N.A.	October 2021	0.05	300	8,636	10,357	(1,721)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.40% versus USD-LIBOR-BBA maturing 10/02/2030	Deutsche Bank Securities, Ltd. Japan	September 2020	0.40	7,000	88,900	44,778	44,122
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.40% versus USD-LIBOR-BBA maturing 10/02/2030	Deutsche Bank Securities, Ltd. Japan	September 2020	0.40	7,000	72,800	44,778	28,022
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.05% versus EUR-EURIBOR maturing 10/26/2031	Deutsche Bank Securities LTD Japan	October 2021	0.05	550	15,478	19,031	(3,553)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.00% versus EUR-EURIBOR maturing 10/26/2030	Deutsche Bank Securities LTD Japan	October 2020	0.00	550	9,306	12,958	(3,652)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.40% versus USD-LIBOR-BBA maturing 10/06/2030	Deutsche Bank Securities, Ltd. Japan	October 2020	0.40	7,000	63,350	45,403	17,947
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.35% versus EUR-EURIBOR maturing 08/17/2025	Morgan Stanley and Co. International	August 2020	0.35	11,010	28,648	40,184	(11,536)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.35% versus GBP-LIBOR maturing 10/21/2030	Morgan Stanley and Co. International	October 2020	0.35	5,300	54,918	61,784	(6,866)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.35% versus GBP-LIBOR maturing 10/02/2030	Morgan Stanley and Co. International	October 2020	0.35	2,550	28,454	27,368	1,086
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.35% versus GBP-LIBOR maturing 10/02/2030	Morgan Stanley and Co. International	October 2020	0.35	2,690	29,686	28,870	816
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.35% versus GBP-LIBOR maturing 10/02/2030	Morgan Stanley and Co., Inc.	October 2020	0.35	5,240	62,357	56,238	6,119
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.35% versus EUR-EURIBOR-Reuters maturing 05/29/2025	UBS AG	May 2020	0.35	3,270	3,624	5,466	(1,842)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.38% versus EUR-EURIBOR maturing 07/06/2031	UBS AG	July 2021	0.38	1,030	34,587	62,056	(27,469)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.38% versus EUR-EURIBOR maturing 07/06/2031	UBS AG	July 2021	0.38	520	20,221	31,329	(11,108)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.26% versus EUR-EURIBOR-Reuters maturing 08/31/2030	UBS AG	August 2020	0.26	2,610	41,678	17,463	24,215
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.26% versus EUR-EURIBOR-Reuters maturing 08/31/2030	UBS AG	August 2020	0.26	1,220	20,023	8,163	11,860

					$679,203	$626,336	$52,867

Over the Counter Written Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.39% versus EUR-EURIBOR maturing 03/29/2022	Bank of America N.A.	March 2021	0.39%	$9,940	$10,613	$8,123	$2,490
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.34% versus EUR-EURIBOR maturing 03/29/2022	Barclays Bank Frankfurt	March 2021	0.34	10,510	12,298	6,375	5,923
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.10% versus EUR-EURIBOR-Reuters maturing 05/29/2025	Barclays Bank PLC	May 2020	0.10	4,820	11,859	917	10,942
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.10% versus EUR-EURIBOR-Reuters maturing 05/29/2025	Barclays Bank PLC	May 2020	0.10	4,810	11,729	916	10,813
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.10% versus EUR-EURIBOR-Reuters maturing 05/29/2025	Barclays Bank PLC	May 2020	0.10	6,320	24,857	1,208	23,649
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.00% versus EUR-EURIBOR maturing 10/20/2030	Citibank, N.A.	October 2020	0.00	530	9,428	4,477	4,951
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.05% versus EUR-EURIBOR maturing 10/26/2031	Citibank, N.A.	October 2021	0.05	650	19,336	13,767	5,569
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.05% versus EUR-EURIBOR maturing 10/26/2031	Citibank, N.A.	October 2021	0.05	300	9,121	6,364	2,757
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.00% versus EUR-EURIBOR maturing 10/26/2030	Deutsche Bank Securities, Ltd. Japan	October 2020	0.00	550	9,865	4,661	5,204
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.05% versus EUR-EURIBOR maturing 10/26/2031	Deutsche Bank Securities, Ltd. Japan	October 2021	0.05	550	16,588	11,650	4,938
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.10% versus EUR-EURIBOR-Reuters maturing 05/29/2025	UBS AG	May 2020	0.10	3,270	11,235	625	10,610
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.38% versus EUR-EURIBOR maturing 07/06/2031	UBS AG	July 2021	0.38	1,030	14,823	7,589	7,234
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.38% versus EUR-EURIBOR maturing 07/06/2031	UBS AG	July 2021	0.38	520	6,562	3,832	2,730

					$168,314	$70,504	$97,810

BBA — British Banking Association

EUR — Euro Dollar

EURIBOR — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
5	Long	90 Day Euro Dollar	June 2020	$1,228,255	$1,245,688	$17,433
14	Long	Australian 10 Year Bonds	June 2020	1,318,090	1,357,962	39,872
4	Long	Japan 10 Year Bonds	June 2020	5,660,905	5,695,010	34,105
103	Long	U.S. Treasury 10 Year Notes	June 2020	14,299,968	14,323,438	23,470
100	Long	U.S. Treasury 2 Year Notes	June 2020	22,033,728	22,042,969	9,241
13	Long	U.S. Treasury 5 Year Notes	June 2020	1,627,844	1,631,297	3,453
8	Long	U.S. Treasury Long Bonds	June 2020	1,328,404	1,448,250	119,846

						$247,420

						Unrealized (Depreciation)
26	Short	Euro-BOBL	June 2020	$3,853,501	$3,873,500	$(19,999)
50	Long	Euro-Bund	June 2020	9,567,260	9,557,452	(9,808)
41	Long	Euro-OAT	June 2020	7,722,979	7,585,504	(137,475)
60	Long	Euro-Schatz	June 2020	7,386,465	7,383,506	(2,959)
33	Short	Long GILT	June 2020	5,658,278	5,723,293	(65,015)
32	Short	U.S. Treasury 10 Year Ultra Bonds	June 2020	4,901,622	5,025,000	(123,378)
21	Short	U.S. Treasury Ultra Bonds	June 2020	4,701,124	4,720,406	(19,282)

						$(377,916)

		Net Unrealized Appreciation (Depreciation)				$(130,496)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Morgan Stanley & Co.	AUD	544,258	CHF	310,233	06/17/2020	$—	$(32,925)
	AUD	1,040,429	EUR	570,959	06/17/2020	—	(51,866)
	AUD	9,518,743	USD	5,997,863	06/17/2020	—	(205,847)
	BRL	9,504,516	USD	1,846,946	05/05/2020	99,118	—
	BRL	4,394,577	USD	784,800	06/02/2020	—	(21,386)
	CAD	993,546	AUD	1,156,394	06/17/2020	39,819	—
	CAD	3,605,240	EUR	2,319,989	06/17/2020	—	(45,770)
	CAD	423,139	JPY	32,370,123	06/17/2020	—	(2,206)
	CAD	21,276,973	USD	15,461,431	06/17/2020	174,300	—
	CAD	1,518,730	USD	1,067,086	07/16/2020	—	(24,192)
	CHF	2,354,616	EUR	2,225,116	06/17/2020	—	(1,840)
	CHF	8,388,230	USD	8,958,976	06/17/2020	258,319	—
	CLP	1,818,962,978	USD	2,124,383	05/22/2020	—	(55,323)
	CNH	4,289,323	EUR	557,423	06/17/2020	6,000	—
	CNH	4,910,968	USD	704,349	06/17/2020	11,238	—
	COP	6,750,510,109	USD	1,655,218	05/08/2020	—	(49,421)
	COP	2,811,208,867	USD	708,867	05/22/2020	—	(55)
	COP	3,424,154,322	USD	842,454	07/06/2020	—	(17,886)
	CZK	143,159,224	EUR	5,304,960	06/17/2020	26,378	—
	CZK	15,706,324	USD	698,799	06/17/2020	63,343	—
	EUR	16,131,567	USD	17,567,689	05/14/2020	—	(112,877)
	EUR	896,927	AUD	1,543,109	06/17/2020	21,963	—
	EUR	2,046,798	CAD	3,165,102	06/17/2020	29,171	—
	EUR	3,239,474	CHF	3,422,835	06/17/2020	—	(2,688)
	EUR	5,845,471	CZK	148,697,552	06/17/2020	—	(395,130)
	EUR	272,958	GBP	239,324	06/17/2020	2,107	—
	EUR	5,105,950	HUF	1,787,784,923	06/17/2020	—	(45,680)
	EUR	1,698,242	JPY	199,263,224	06/17/2020	—	(4,722)
	EUR	273,016	MXN	7,352,466	06/17/2020	3,525	—
	EUR	4,422,851	NOK	48,489,236	06/17/2020	—	(116,866)
	EUR	1,481,021	NZD	2,679,387	06/17/2020	18,828	—
	EUR	731,535	PLN	3,345,780	06/17/2020	3,870	—
	EUR	7,847,337	SEK	84,269,530	06/17/2020	34,599	—
	EUR	13,911,250	USD	15,347,112	06/17/2020	89,449	—
	GBP	789,546	CAD	1,341,547	06/17/2020	—	(30,734)
	GBP	809,093	CHF	936,545	06/17/2020	—	(47,809)
	GBP	1,020,413	EUR	1,114,625	06/17/2020	—	(62,937)
	GBP	4,511,239	USD	5,530,361	06/17/2020	—	(152,569)
	GBP	7,466,699	USD	9,297,855	07/15/2020	—	(109,268)
	HUF	108,551,158	EUR	321,786	06/17/2020	15,673	—
	HUF	2,021,138,001	USD	6,737,623	06/17/2020	458,166	—
	IDR	4,283,481,779	USD	270,279	05/18/2020	—	(12,525)
	IDR	29,013,803,076	USD	1,892,609	05/28/2020	—	(19,044)
	IDR	9,577,329,626	USD	602,565	06/08/2020	—	(26,771)
	ILS	35,008,336	USD	10,209,362	06/17/2020	154,040	—
	INR	45,528,744	USD	588,897	05/20/2020	—	(13,997)
	INR	63,239,403	USD	804,777	07/28/2020	—	(23,516)
	JPY	70,868,947	AUD	1,053,986	06/17/2020	26,155	—
	JPY	209,223,768	CAD	2,770,085	06/17/2020	39,502	—
	JPY	98,807,194	EUR	842,499	06/17/2020	2,785	—
	JPY	772,149,417	USD	7,177,070	06/17/2020	—	(22,278)
	JPY	348,790,006	USD	3,258,444	07/22/2020	4,346	—
	KRW	2,084,306,520	USD	1,717,034	06/02/2020	637	—
	MXN	171,464,846	USD	7,240,007	06/17/2020	174,629	—
	NOK	60,249,759	EUR	5,254,845	06/17/2020	—	(118,808)
	NOK	16,095,067	NZD	2,584,018	06/17/2020	13,325	—
	NOK	33,180,421	USD	3,073,203	06/17/2020	—	(166,237)
	NZD	495,181	JPY	32,472,996	06/17/2020	—	(909)
	NZD	15,691,311	USD	9,807,964	06/17/2020	184,935	—
	PEN	1,019,960	USD	301,318	05/26/2020	—	(423)
	PHP	60,320,655	USD	1,183,548	06/15/2020	—	(8,938)
	PLN	1,662,434	EUR	381,340	06/17/2020	17,664	—
	PLN	2,137,638	USD	561,901	06/17/2020	46,810	—
	RUB	300,826,989	USD	3,961,776	05/22/2020	—	(75,463)
	SEK	78,871,837	EUR	7,428,365	06/17/2020	59,386	—
	SEK	23,070,202	USD	2,385,668	06/17/2020	19,926	—
	SEK	3,951,035	USD	391,645	07/09/2020	—	(13,605)
	THB	75,778,687	USD	2,386,284	06/17/2020	44,149	—
	TRY	6,510,230	USD	1,020,790	05/04/2020	89,279	—
	TRY	4,175,259	USD	672,323	05/11/2020	75,305	—
	TRY	6,316,957	USD	1,015,741	05/12/2020	112,717	—
	TRY	2,095,009	USD	336,137	05/14/2020	36,805	—
	TRY	4,232,830	USD	678,731	05/20/2020	74,889	—
	TRY	6,332,747	USD	1,005,467	05/27/2020	103,688	—
	TRY	2,144,916	USD	342,155	06/04/2020	37,445	—
	TRY	4,567,321	USD	710,878	06/17/2020	65,082	—
	TRY	2,782,045	USD	419,980	06/19/2020	26,897	—
	TRY	5,048,622	USD	694,835	07/13/2020	—	(12,970)
	USD	973,643	TRY	6,510,230	05/04/2020	—	(42,132)
	USD	1,830,960	BRL	9,591,623	05/05/2020	—	(67,113)
	USD	1,814,339	COP	6,750,510,109	05/08/2020	—	(109,700)
	USD	639,931	TRY	4,175,259	05/11/2020	—	(42,913)
	USD	977,401	TRY	6,316,957	05/12/2020	—	(74,377)
	USD	30,736,704	EUR	28,184,113	05/14/2020	153,729	—
	USD	327,252	TRY	2,032,888	05/14/2020	—	(36,796)
	USD	602,438	INR	46,117,308	05/20/2020	8,250	—
	USD	1,726,276	CLP	1,478,654,008	05/22/2020	45,630	—
	USD	599,992	COP	2,424,179,263	05/22/2020	11,330	—
	USD	6,161,253	RUB	444,870,313	05/22/2020	—	(190,885)
	USD	349,150	TRY	2,190,444	05/27/2020	—	(37,232)
	USD	1,667,680	IDR	23,283,054,824	05/28/2020	—	(133,612)
	USD	1,453,681	KRW	1,803,729,414	06/02/2020	31,665	—
	USD	230,925	TRY	1,451,592	06/04/2020	—	(24,710)
	USD	332,594	IDR	4,790,017,551	06/08/2020	—	(17,837)
	USD	5,743,041	AUD	9,052,575	06/17/2020	156,850	—
	USD	8,377,872	CAD	11,749,934	06/17/2020	64,248	—
	USD	9,983,761	CHF	9,402,315	06/17/2020	—	(231,249)
	USD	1,255,543	CNH	8,823,241	06/17/2020	—	(10,273)
	USD	671,231	CZK	15,635,784	06/17/2020	—	(38,628)
	USD	22,622,726	EUR	20,226,181	06/17/2020	—	(438,936)
	USD	7,159,900	GBP	5,768,661	06/17/2020	107,038	—
	USD	986,998	HUF	312,241,037	06/17/2020	—	(16,899)
	USD	9,717,421	ILS	34,712,270	06/17/2020	252,862	—
	USD	11,823,155	JPY	1,256,186,813	06/17/2020	—	(110,749)
	USD	8,960,919	MXN	207,997,046	06/17/2020	—	(390,196)
	USD	7,587,635	NOK	75,354,529	06/17/2020	—	(230,692)
	USD	8,043,359	NZD	13,163,882	06/17/2020	29,670	—
	USD	2,264,186	SEK	21,281,662	06/17/2020	—	(81,850)
	USD	1,274,596	THB	41,114,468	06/17/2020	—	(3,848)
	USD	1,083,037	TRY	7,317,394	06/17/2020	—	(48,395)
	USD	6,493,032	ZAR	117,529,285	06/17/2020	—	(180,361)
	USD	2,945,309	AUD	4,621,303	07/15/2020	66,686	—
	ZAR	111,834,062	USD	6,298,722	06/17/2020	291,949	—

Net Unrealized Appreciation/(Depreciation)						$3,986,169	$(4,664,864)

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CNH— Yuan Renminbi Offshore

COP — Colombian Peso

CZK — Czech Koruna

EUR — Euro Currency

GBP — British Pound Sterling

HUF —Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli New Shekel

INR — Indian Rupee

JPY — Japanese Yen

KRW —South Korean Won

MXN— Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PEN — Peruvian Sol

PHP — Philippine Peso

PLN — Polish Zloty

RUB — New Russian Ruble

SEK — Swedish Krona

THB — Thai Baht

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/ Freqency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
BRL	16,955	1/3/2022	5.44%/Monthly	Less than 1 month BRCDI/Monthly	$25,410	$77,475
BRL	6,250	1/3/2022	4.120%/Maturity	Less than 1 month BRCDI/Maturity	1,912	7,658
USD	11,510	3/18/2022	1.750%/Semi-annually	3 month USD-LIBOR/Quarterly	233,524	73,219
MXN	37,340	6/15/2022	6.000%/Monthly	1 month TIIE/Monthly	464	33,200
ZAR	45,237	6/17/2022	6.500%/Quarterly	3 month JIBAR/Quarterly	4,960	90,651
BRL	2,197	1/2/2023	6.66%/Monthly	1 month BRL-LIBOR/Monthly	4,562	17,775
BRL	250	1/2/2023	5.750%/Maturity	Less than 1 month BRCDI/Maturity	(25)	1,343
BRL	1,150	1/2/2023	6.372%/Maturity	Less than 1 month BRCDI/Maturity	—	8,318
CAD	4,410	3/18/2025	1.750%/Semi-annually	3 month CDOR/Semi-annually	60,857	87,378
EUR	3,980	3/18/2025	6 month EURIBOR/Semi-annually	0.000%/Annually	(85,945)	9,809
GBP	2,160	3/18/2025	1.000%/Semi-annually	6 month GBP-LIBOR/Semi-annually	53,285	24,252
GBP	11,300	3/18/2025	0.400%/Annually	Less than 1 month SONIA/Annually	6,200	181,729
MXN	32,900	6/11/2025	7.400%/Monthly	1 month TIIE/Monthly	97,675	17,920
CAD	9,460	6/17/2025	1.500%/Semi-annually	3 month CDOR/Semi-annually	145,107	98,107
CNY	17,810	6/17/2025	2.500%/Quarterly	3 month CNY-LIBOR/Quarterly	4,448	77,766
GBP	22,660	6/17/2025	0.270%/Annually	Less than 1 month SONIA/Annually	48,791	131,032
CHF	12,730	4/28/2027	0.345%/Annually	12 month CHF-LIBOR/Annually	32,869	37,036
AUD	12,060	4/26/2028	1.000%/Semi-annually	6 month BBSW/Semi-annually	(28,905)	13,776
CHF	1,230	6/19/2029	1.000%/Annually	6 month CHF-LIBOR/Semi-annually	69,622	8,447
AUD	11,390	3/11/2030	1.000%/Semi-annually	6 month BBSW/Semi-annually	(170,623)	53,349
AUD	9,600	3/18/2030	1.750%/Semi-annually	6 month BBSW/Semi-annually	282,879	212,305
CAD	2,390	3/18/2030	2.000%/Semi-annually	3 month CDOR/Semi-annually	61,224	102,248
EUR	8,600	3/18/2030	6 month EURIBOR/Semi-annually	0.500%/Annually	(656,799)	18,950
USD	120	3/18/2030	2.000%/Semi-annually	3 month USD-LIBOR/Quarterly	14,167	1,719
AUD	4,840	4/9/2030	1.500%/Semi-annually	6 month BBSW/Semi-annually	6,593	17,709
EUR	5,360	4/9/2030	0.250%/Annually	6 month EURIBOR/Semi-annually	2,930	68,658
USD	10,040	4/23/2030	0.933%/Semi-annually	3 month USD-LIBOR/Quarterly	22,551	788
CAD	2,130	6/17/2030	1.500%/Semi-annually	3 month CDOR/Semi-annually	61,551	10,712
EUR	2,440	6/17/2030	-0.25%/Annually	6 month EURIBOR/Semi-Annually	(84,144)	57,580
SEK	14,210	6/18/2030	0.750%/Annually	3 month STIBOR/Quarterly	8,382	8,015
EUR	170	10/22/2030	0.000%/Annually	6 month EURIBOR/Semi-annually	1,131	1,445
EUR	930	7/6/2031	0.280%/Annually	6 month EURIBOR/Semi-annually	28,665	10,133
EUR	210	10/26/2031	0.050%/Annually	6 month EURIBOR/Semi-annually	1,787	—
USD	10,410	4/23/2035	3 month USD-LIBOR/Quarterly	1.017%/Semi-annually	(22,920)	743
EUR	1,890	3/18/2040	0.750%/Annually	6 month EURIBOR/Semi-annually	104,992	196,471
AUD	900	4/21/2040	6 month BBSW/Semi-annually	1.364%/Semi-annually	(392)	3,598
EUR	2,160	6/19/2040	0.750%/Annually	6 month EURIBOR/Semi-Annually	74,696	50,773
USD	3,870	4/9/2045	3 month USD-LIBOR/Quarterly	0.855%/Semi-annually	139	3,596
CAD	2,540	6/17/2050	1.750%/Semi-annually	3 month CDOR/Semi-annually	89,778	57,588
EUR	420	6/20/2050	0.500%/Annually	6 month EURIBOR/Semi-annually	28,232	7,834

					$529,630	$1,881,105

			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/ Freqency	Payments Made by the Portfolio/ Frequency	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
BRL	4,500	1/2/2023	Less than 1 month BRCDI/Maturity	6.943%/Maturity	$—	$(43,887)
USD	20	6/21/2024	3 month USD-LIBOR/Quarterly	1.500%/Semi-annually	804	(1,730)
USD	5,000	7/25/2024	3 month USD-LIBOR/Quarterly	1 month USD-LIBOR + 0.09%/Quarterly	—	(2,287)
BRL	175	1/2/2025	Less than 1 month BRCDI/Monthly	6.26%/Monthly	32	(142)
NOK	51,570	3/18/2025	6 month NIBOR/Semi-annually	2.000%/Annually	(70,521)	(248,993)
USD	6,530	6/17/2025	3 month USD-LIBOR/Quarterly	1.250%/Semi-annually	(213,043)	(61,951)
AUD	3,090	4/21/2027	0.960%/Semi-annually	6 month BBSW/Semi-annually	566	(536)
EUR	12,220	4/28/2027	12 month EUR-LIBOR/Annually	0.130%/Annually	(33,186)	(38,616)
GBP	7,460	3/10/2030	6 month GBP-LIBOR/Semi-annually	0.500%/Semi-annually	111,563	(99,397)
GBP	270	3/18/2030	6 month GBP-LIBOR/Semi-annually	1.000%/Semi-annually	1,222	(18,863)
GBP	4,390	3/18/2030	Less than 1 month SONIA/Annually	0.570%/Annually	10,745	(218,532)
NOK	9,100	3/18/2030	6 month NIBOR/Semi-annually	2.000%/Annually	(4,308)	(89,762)
AUD	7,290	3/19/2030	1.750%/Semi-annually	6 month BBSW/Semi-annually	127,049	(31,960)
NOK	9,710	3/19/2030	6 month NIBOR/Semi-annually	2.000%/Annually	(31,679)	(8,523)
USD	8,460	4/9/2030	3 month USD-LIBOR/Quarterly	0.95%/Semi-annually	(25,116)	(2,489)
USD	4,880	4/9/2030	3 month USD-LIBOR/Quarterly	1.000%/Semi-annually	(4,169)	(23,655)
GBP	3,500	6/17/2030	Less than 1 month SONIA/Annually	0.308%/Annually	(10,425)	(38,321)
GBP	5,810	6/17/2030	Less than 1 month SONIA/Annually	0.400%/Annually	(37,328)	(110,340)
USD	1,400	6/17/2030	3 month USD-LIBOR/Quarterly	1.250%/Semi-annually	(79,791)	(3,409)
USD	6,020	6/18/2030	3 month USD-LIBOR/Quarterly	1.750%/Semi-annually	(245,046)	(5,773)
GBP	480	3/18/2035	6 month GBP-LIBOR/Semi-annually	1.250%/Semi-annually	(17,386)	(49,760)
GBP	4,130	6/17/2040	Less than 1 month SONIA/Annually	0.400%/Annually	(68,295)	(140,991)
GBP	1,630	6/17/2040	Less than 1 month SONIA/Annually	0.305%/Annually	(261)	(44,095)
USD	3,460	6/19/2040	3 month USD-LIBOR/Quarterly	1.750%/Semi-annually	(202,665)	(48,988)
JPY	259,790	6/20/2040	0.500%/Semi-annually	6 month JPY-LIBOR/Semi-annually	46,752	(291)
EUR	1,210	3/18/2050	6 month EURIBOR/Semi-annually	1.000%/Annually	(182,774)	(248,963)
GBP	340	3/18/2050	6 month GBP-LIBOR/Semi-annually	1.250%/Semi-annually	(20,228)	(81,930)
USD	4,000	4/10/2050	0.845%/Semi-annually	3 month USD-LIBOR/Quarterly	144	(3,376)
GBP	430	6/17/2050	3 month GBP-LIBOR/Semi-annually	0.750%/Annually	(39,095)	(14,767)
USD	940	6/17/2050	3 month USD-LIBOR/Quarterly	1.500%/Semi-annually	(175,813)	(955)
GBP	760	6/20/2050	6 month GBP-LIBOR/Semi-annually	1.00%/Semi-annually	(66,039)	(253)
JPY	58,240	6/20/2050	0.500%/Semi-annually	6 month JPY-LIBOR/Semi-annually	13,184	(3,017)

					$(1,215,107)	$(1,686,552)

Net Unrealized Appreciation/(Depreciation)					$(685,477)	$194,553

BBSW — Bank Bill Swap Reference Rate

BRCDI — Brazilian Interbank Certificate of Deposit

CDOR — Canadian Dollar Offered Rate

EURIBOR — Euro Interbank Offered Rate

JIBAR — Johannesburg Interbank Average Rate

LIBOR — London Interbank Offered Rate

NIBOR — Norwegian Interbank Offered Rate

SONIA — Sterling Over Night Index Average

STIBOR — Stockholm Interbank Offered Rate

TIIE — Interbank Equilibrium Interest Rate

Over the Counter Credit Default Swaps on Sovereign Issues — Buy Protection (1)

							Value (5)
Reference Obligation	Fixed Deal (Pay) Rate	Frequency	Maturity Date	Counterparty	Implied Credit Spread at April 30, 2020 (3)	Notional Amount (000’s) (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	Citibank, N.A.	0.0826%	$12,180	$6,234	$(131,181)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	Deutsche Bank AG	0.0826%	240	129	(2,591)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	JPMorgan Chase Bank, N.A.	0.0826%	80	41	(862)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	Morgan Stanley & Co. International PLC	0.1088%	11,780	6,335	(127,179)

Total							$12,739	$(261,813)

Over the Counter Credit Default Swaps on Sovereign Issues — Sell Protection (2)

							Value(5)
Reference Obligation	Fixed Deal (Pay) Rate	Frequency	Maturity Date	Counterparty	Implied Credit Spread at April 30, 2020 (3)	Notional Amount (000’s)(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

People’s Republic of China 7.50% due 10/28/2027	1.000%	Quarterly	12/20/2023	Morgan Stanley & Co. International PLC	0.2929%	$1,120	$20,018	$8,853

Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection (2)

							Value (5)
Reference Obligation	Fixed Deal Receive Rate	Frequency	Maturity Date		Implied Credit Spread at April 30, 2020 (3)	Notional Amount (000’s) (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

CDX North American Investment Grade Index	1.000%	Quarterly	6/20/2022		1.2616%	$18,850	$278,070	$(329,662)
CDX North American Investment Grade Index	1.000%	Quarterly	12/20/2024		0.8383%	50	(227)	575
CDX North American Investment High Yield Index	5.000%	Quarterly	6/20/2025		6.8434%	1,550	(109,580)	24,728

Total							$168,263	$(304,359)

Centrally Cleared Credit Default Swaps on Sovereign Issues — Sell Protection (2)

							Value (5)
Reference Obligation	Fixed Deal Receive Rate	Frequency	Maturity Date		Implied Credit Spread at April 30, 2020 (3)	Notional Amount (000’s) (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

Federative Republic of Brazil 4.25% due 01/07/2025	1.000%	Quarterly	6/20/2020		0.6880%	$200	$141	$(116)
People’s Republic of China 7.50% due 10/28/2027	1.000%	Quarterly	6/20/2022		0.1301%	2,470	38,595	5,840
Republic of Indonesia 3.70% due 01/08/2022	1.000%	Quarterly	6/20/2024		1.7154%	1,220	6,588	(44,317)
State of Qatar 9.75% due 06/15/2030	1.000%	Quarterly	6/20/2024		1.1238%	150	2,692	(3,559)
State of Qatar 9.75% due 06/15/2030	1.000%	Quarterly	12/20/2024		1.2016%	70	1,366	(2,028)

Total							$49,382	$(44,180)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Industry Allocation*
Sovereign	45.9%
United States Treasury Bonds	10.3
United States Treasury Notes	7.1
Diversified Financial Services	5.1
Diversified Banking Institutions	5.0
Banks-Commercial	3.9
Medical-Drugs	1.5
Banks-Special Purpose	1.5
Municipal Bonds & Notes	1.2
Regional Authority	1.2
Registered Investment Companies	1.1
Cellular Telecom	0.9
Real Estate Investment Trusts	0.8
Telephone-Integrated	0.8
Pipelines	0.8
Federal Home Loan Bank	0.7
Cable/Satellite TV	0.6
Federal National Mtg. Assoc.	0.6
Electronic Components-Semiconductors	0.6
Brewery	0.6
Federal Home Loan Mtg. Corp.	0.5
Data Processing/Management	0.5
Diagnostic Equipment	0.5
SupraNational Banks	0.4
Water	0.4
Oil Companies-Exploration & Production	0.4
Diversified Manufacturing Operations	0.3
Enterprise Software/Service	0.3
Tobacco	0.3
Drug Delivery Systems	0.3
Agricultural Chemicals	0.3
Retail-Discount	0.3
Computers	0.3
Semiconductor Components-Integrated Circuits	0.2
Winding-Up Agency	0.2
Food-Confectionery	0.2
Real Estate Operations & Development	0.2
Medical-HMO	0.2
Computer Services	0.2
Aerospace/Defense-Equipment	0.2
Oil Companies-Integrated	0.2
Beverages-Non-alcoholic	0.2
Broadcast Services/Program	0.2
Airport Development/Maintenance	0.1
Chemicals-Diversified	0.1
Investment Companies	0.1
Electronic Forms	0.1
Dialysis Centers	0.1
Retail-Restaurants	0.1
Containers-Paper/Plastic	0.1
Veterinary Diagnostics	0.1
Finance-Credit Card	0.1
Pharmacy Services	0.1
Commercial Services-Finance	0.1
Financial Guarantee Insurance	0.1
Medical-Hospitals	0.1
Gas-Distribution	0.1
Finance-Leasing Companies	0.1
Building Societies	0.1
Non-Hazardous Waste Disposal	0.1
Agricultural Operations	0.1

98.8%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$17,632,191	$—	$17,632,191
Corporate Bonds & Notes	—	84,467,579	—	84,467,579
Foreign Government Obligations	—	167,757,102	—	167,757,102
Municipal Bonds & Notes	—	4,239,535	—	4,239,535
U.S. Government Agencies	—	6,327,528	—	6,327,528
U.S. Government Treasuries	—	61,319,068	—	61,319,068
Preferred Securities/Capital Securities	—	3,066,053	—	3,066,053
Registered Invesment Companies	3,923,105	—	—	3,923,105

Total Investments at Value	$3,923,105	$344,809,056	$—	$348,732,161

Other Financial Instruments:+
Over the Counter Written Call Options on Interest Rate Swap Contracts	$—	$141,970	$—	$141,970
Over the Counter Written Put Options on Interest Rate Swap Contracts	—	97,810	—	97,810
Futures Contracts	247,420	—	—	247,420
Forward Foreign Currency Contracts	—	3,986,169	—	3,986,169
Centrally Cleared Interest Rate Swap Contracts	—	1,881,105	—	1,881,105
Over the Counter Credit Default Swaps on Sovereign Issues - Sell Protection	—	8,853	—	8,853
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	25,303	—	25,303
Centrally Cleared Credit Default Swaps on Sovereign Issues - Sell Protection	—	5,840	—	5,840

Total Other Financial Instruments	$247,420	$6,147,050	$—	$6,394,470

LIABILITIES:
Other Financial Instruments:+
Over the Counter Written Call Options on Interest Rate Swap Contracts	$—	$89,103	$—	$89,103
Futures Contracts	377,916	—	—	377,916
Forward Foreign Currency Contracts	—	4,664,864	—	4,664,864
Centrally Cleared Interest Rate Swap Contracts	—	1,686,552	—	1,686,552
Over the Counter Credit Default Swaps on Sovereign Issues - Buy Protection	—	261,813	—	261,813
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	329,662	—	329,662
Centrally Cleared Credit Default Swaps on Sovereign Issues - Sell Protection	—	50,020	—	50,020

Total Other Financial Instruments	$377,916	$7,082,014	$—	$7,459,930

*         For a detailed presentation of investments, please refer to the Portfolio of Investments.

+         Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 58.6%
Aerospace/Defense — 0.2%
Raytheon Technologies Corp.	47	$3,046
Teledyne Technologies, Inc.†	191	62,203

		65,249

Aerospace/Defense-Equipment — 0.2%
Airbus SE†	115	7,311
Safran SA	518	47,884

		55,195

Agricultural Biotech — 0.0%
Corteva, Inc.	559	14,640

Agricultural Chemicals — 0.0%
Yara International ASA	276	9,430

Airlines — 0.1%
Copa Holdings SA, Class A	649	28,692

Airport Development/Maintenance — 0.1%
Aena SME SA*	193	24,430

Appliances — 0.0%
Whirlpool Corp.	70	7,822

Applications Software — 2.1%
Microsoft Corp.	3,653	654,654
OBIC Business Consultants Co., Ltd.	700	31,322

		685,976

Auto-Cars/Light Trucks — 0.5%
Fiat Chrysler Automobiles NV	1,358	11,958
General Motors Co.	4,300	95,847
Peugeot SA	275	3,947
Tesla, Inc.†	60	46,913

		158,665

Banks-Commercial — 1.6%
Cadence BanCorp	7,496	49,624
Citizens Financial Group, Inc.	1,975	44,220
CVB Financial Corp.	3,912	81,311
DNB ASA	5,869	71,317
Intesa Sanpaolo SpA	32,677	51,083
Popular, Inc.	338	13,044
Signature Bank	333	35,691
SVB Financial Group†	131	25,305
TriCo Bancshares	1,025	30,873
TriState Capital Holdings, Inc.†	672	9,556
Western Alliance Bancorp	2,507	89,951

		501,975

Banks-Mortgage — 0.0%
Paragon Banking Group PLC	3,279	13,784

Beverages-Non-alcoholic — 0.4%
Monster Beverage Corp.†	2,070	127,947

Beverages-Wine/Spirits — 0.4%
Diageo PLC	3,852	133,527

Building Products-Air & Heating — 0.3%
Johnson Controls International PLC	3,507	102,089

Building Products-Cement — 0.0%
HeidelbergCement AG	74	3,531

Building-Heavy Construction — 0.0%
ACS Actividades de Construccion y Servicios SA	330	8,247

Building-Maintenance & Services — 0.0%
Rentokil Initial PLC	823	4,921

Building-Residential/Commercial — 0.3%
Barratt Developments PLC	1,505	9,851
Daiwa House Industry Co., Ltd.	2,200	56,069
Persimmon PLC	246	6,841
TRI Pointe Group, Inc.†	1,249	14,339

		87,100

Cable/Satellite TV — 0.7%
Comcast Corp., Class A	1,948	73,303
Liberty Broadband Corp., Class C†	657	80,601
Liberty Global PLC, Class C†	4,688	85,837

		239,741

Casino Services — 0.0%
Everi Holdings, Inc.†	622	3,079

Cellular Telecom — 0.2%
NTT DOCOMO, Inc.	300	8,806
Softbank Corp.	2,200	29,927
Vodafone Group PLC ADR	1,208	17,081

		55,814

Chemicals-Plastics — 0.1%
PolyOne Corp.	917	21,357

Coatings/Paint — 0.8%
Axalta Coating Systems, Ltd.†	5,277	104,168
Sherwin-Williams Co.	270	144,820

		248,988

Commercial Services — 0.4%
Cintas Corp.	346	76,753
CoStar Group, Inc.†	71	46,027
RELX PLC	175	3,963

		126,743

Commercial Services-Finance — 1.9%
Experian PLC	2,349	70,377
IHS Markit, Ltd.	601	40,447
PayPal Holdings, Inc.†	1,622	199,506
S&P Global, Inc.	566	165,770
Square, Inc., Class A†	450	29,313
TransUnion	1,386	109,203

		614,616

Computer Data Security — 0.2%
Fortinet, Inc.†	258	27,797
Zscaler, Inc.†	427	28,643

		56,440

Computer Services — 1.8%
Amdocs, Ltd.	240	15,465
Capgemini SE	297	27,934
Cognizant Technology Solutions Corp., Class A	345	20,017
Fujitsu, Ltd.	1,500	146,136
International Business Machines Corp.	1,138	142,887
Nomura Research Institute, Ltd.	3,100	75,424
NTT Data Corp.	5,500	56,140
Perspecta, Inc.	3,568	76,962

		560,965

Computers — 2.1%
Apple, Inc.	2,274	668,101

Computers-Integrated Systems — 0.1%
Otsuka Corp.	500	22,427
Zuken, Inc.	500	11,233

		33,660

Containers-Paper/Plastic — 0.0%
Amcor PLC	928	8,324

Cosmetics & Toiletries — 1.0%
Beiersdorf AG	10	1,050
Essity AB, Class B†	912	29,631
Procter & Gamble Co.	2,000	235,740
Unilever NV	159	7,948
Unilever PLC ADR	754	39,110

		313,479

Data Processing/Management — 0.0%
Fair Isaac Corp.†	25	8,824

Dental Supplies & Equipment — 0.3%
Align Technology, Inc.†	410	88,089

Diagnostic Kits — 0.1%
DiaSorin SpA	68	11,588
QIAGEN NV†	403	16,794
QIAGEN NV†	338	14,091

		42,473

Distribution/Wholesale — 0.5%
D’Ieteren SA	2,395	119,806
Ferguson PLC	91	6,582
HD Supply Holdings, Inc.†	751	22,290

		148,678

Diversified Banking Institutions — 0.4%
Bank of America Corp.	3,009	72,367
BNP Paribas SA	1,832	57,663

		130,030

Diversified Manufacturing Operations — 0.6%
General Electric Co.	13,052	88,754
Illinois Tool Works, Inc.	575	93,438
Siemens AG	275	25,544

		207,736

Diversified Minerals — 0.2%
BHP Group PLC	2,927	49,158
BHP Group, Ltd.	393	8,049

		57,207

Diversified Operations — 0.0%
CK Hutchison Holdings, Ltd.	1,000	7,252
Swire Pacific, Ltd., Class B	2,500	2,726

		9,978

Diversified Operations/Commercial Services — 0.0%
Brambles, Ltd.	305	2,176

E-Commerce/Products — 2.3%
Amazon.com, Inc.†	234	578,916
eBay, Inc.	3,821	152,190

		731,106

E-Marketing/Info — 0.1%
Cardlytics, Inc.†	216	9,709
Moneysupermarket.com Group PLC	2,205	8,827

		18,536

Electric Products-Misc. — 0.6%
AMETEK, Inc.	408	34,219
Emerson Electric Co.	527	30,055
Legrand SA	1,747	117,888

		182,162

Electric-Distribution — 0.2%
SSE PLC	3,131	49,348

Electric-Integrated — 1.7%
A2A SpA	31,428	42,872
AES Corp.	5,318	70,463
Ameren Corp.	213	15,496
Chubu Electric Power Co., Inc.	500	6,753
CLP Holdings, Ltd.	2,000	21,337
CMS Energy Corp.	1,748	99,793
DTE Energy Co.	1,151	119,405
EDP - Energias de Portugal SA	1,668	7,045
Enel SpA	812	5,559
FirstEnergy Corp.	655	27,032
Kansai Electric Power Co., Inc.	200	2,049
Okinawa Electric Power Co., Inc.	200	3,676
PPL Corp.	113	2,872
Public Service Enterprise Group, Inc.	2,524	127,992

		552,344

Electronic Components-Misc. — 0.1%
Gentex Corp.	445	10,787
Sensata Technologies Holding PLC†	366	13,315

		24,102

Electronic Components-Semiconductors — 1.3%
Advanced Micro Devices, Inc.†	1,276	66,850
Dialog Semiconductor PLC†	1,859	58,665
NVIDIA Corp.	661	193,197
STMicroelectronics NV	3,881	101,133

		419,845

Electronic Forms — 0.5%
Adobe, Inc.†	458	161,967

Electronic Measurement Instruments — 0.6%
Fortive Corp.	143	9,152
Halma PLC	839	22,109
Itron, Inc.†	455	31,768
Keysight Technologies, Inc.†	1,453	140,607
National Instruments Corp.	57	2,190

		205,826

Electronic Security Devices — 0.2%
Allegion PLC	762	76,612

Energy-Alternate Sources — 0.4%
Renewable Energy Group, Inc.†	425	10,544
Vestas Wind Systems A/S	1,262	108,833

		119,377

Enterprise Software/Service — 0.1%
TIS, Inc.	1,200	23,001
Workday, Inc., Class A†	82	12,620

		35,621

Entertainment Software — 0.8%
DeNA Co., Ltd.	4,800	58,965
Konami Holdings Corp.	3,500	110,123
Nexon Co., Ltd.	2,700	43,670
Zynga, Inc., Class A†	6,185	46,635

		259,393

Finance-Auto Loans — 0.1%
Ally Financial, Inc.	2,424	39,729

Finance-Consumer Loans — 0.2%
Synchrony Financial	2,970	58,776

Finance-Credit Card — 0.1%
Alliance Data Systems Corp.	422	21,130
Visa, Inc., Class A	16	2,859

		23,989

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	1,021	38,512

Finance-Leasing Companies — 0.3%
ORIX Corp.	8,300	98,801

Finance-Other Services — 0.9%
ASX, Ltd.	1,254	65,780
Cboe Global Markets, Inc.	175	17,392
CME Group, Inc.	758	135,083
Euronext NV*	594	49,913
London Stock Exchange Group PLC	177	16,638
Plus500, Ltd.	564	8,888

		293,694

Fisheries — 0.0%
Leroy Seafood Group ASA	370	1,969

Food-Dairy Products — 0.5%
China Mengniu Dairy Co., Ltd.	3,000	10,563
Danone SA	1,961	136,040

		146,603

Food-Flour & Grain — 0.0%
Tingyi Cayman Islands Holding Corp.	4,000	7,080

Food-Misc./Diversified — 0.6%
Ajinomoto Co., Inc.	1,900	33,745
J&J Snack Foods Corp.	166	21,087
Nestle SA	1,201	126,869
Orkla ASA	1,934	17,527
Tate & Lyle PLC	337	3,025
Uni-President China Holdings, Ltd.	2,000	1,985

		204,238

Food-Retail — 0.6%
Koninklijke Ahold Delhaize NV	1,799	43,720
Seven & i Holdings Co., Ltd.	4,100	135,086
Woolworths Group, Ltd.	957	22,057

		200,863

Food-Wholesale/Distribution — 0.2%
US Foods Holding Corp.†	2,700	58,050

Funeral Services & Related Items — 0.0%
San Holdings, Inc.	200	2,380

Gambling (Non-Hotel) — 0.0%
International Game Technology PLC	842	6,349

Gas-Distribution — 0.0%
Towngas China Co., Ltd.	10,000	4,949

Gold Mining — 0.1%
Evolution Mining, Ltd.	1,087	3,514
Newcrest Mining, Ltd.	337	5,920
Regis Resources, Ltd.	746	2,128
Royal Gold, Inc.	49	6,004

		17,566

Industrial Gases — 0.2%
Air Liquide SA	18	2,292
Air Products & Chemicals, Inc.	189	42,635
Linde PLC	41	7,544

		52,471

Insurance Brokers — 0.2%
Aon PLC	278	48,002

Insurance-Life/Health — 1.7%
AIA Group, Ltd.	5,200	47,333
American Equity Investment Life Holding Co.	2,309	48,535
Athene Holding, Ltd., Class A†	1,518	40,986
Aviva PLC	23,127	70,529
Brighthouse Financial, Inc.†	424	10,901
Equitable Holdings, Inc.	2,419	44,316
Swiss Life Holding AG	263	93,284
Trupanion, Inc.†	1,557	46,570
Unum Group	2,960	51,652
Voya Financial, Inc.	1,662	75,073

		529,179

Insurance-Multi-line — 0.3%
Allianz SE	12	2,223
Allstate Corp.	291	29,601
American Financial Group, Inc.	793	52,528
Cincinnati Financial Corp.	53	3,487

		87,839

Insurance-Property/Casualty — 1.0%
Berkshire Hathaway, Inc., Class B†	1,460	273,546
Fidelity National Financial, Inc.	369	9,981
QBE Insurance Group, Ltd.	4,592	24,719

		308,246

Insurance-Reinsurance — 0.1%
Muenchener Rueckversicherungs-Gesellschaft AG	11	2,424
Reinsurance Group of America, Inc.	427	44,698

		47,122

Internet Application Software — 0.1%
Okta, Inc.†	212	32,076

Internet Connectivity Services — 0.4%
Cogent Communications Holdings, Inc.	1,543	129,350

Internet Content-Entertainment — 0.8%
Facebook, Inc., Class A†	1,134	232,141
Netflix, Inc.†	61	25,611

		257,752

Internet Content-Information/News — 0.0%
Scout24 AG*	49	3,210

Internet Security — 0.1%
Palo Alto Networks, Inc.†	149	29,280

Investment Management/Advisor Services — 0.0%
Magellan Financial Group, Ltd.	412	13,545

Lighting Products & Systems — 0.2%
Universal Display Corp.	356	53,443

Medical Information Systems — 0.0%
Pro Medicus, Ltd.	251	4,231

Medical Instruments — 0.5%
Edwards Lifesciences Corp.†	656	142,680
Medtronic PLC	315	30,753

		173,433

Medical Labs & Testing Services — 0.1%
IQVIA Holdings, Inc.†	300	42,777

Medical Products — 0.5%
Sartorius Stedim Biotech†	58	13,936
Sonova Holding AG	463	83,688
STERIS PLC	473	67,403

		165,027

Medical-Biomedical/Gene — 1.8%
ACADIA Pharmaceuticals, Inc.†	1,312	63,383
Alexion Pharmaceuticals, Inc.†	41	4,406
Biogen, Inc.†	424	125,856
Gilead Sciences, Inc.	1,577	132,468
Illumina, Inc.†	219	69,867
Incyte Corp.†	727	70,999

Innoviva, Inc.†	733	10,394
Regeneron Pharmaceuticals, Inc.†	92	48,381
Vertex Pharmaceuticals, Inc.†	139	34,917

		560,671

Medical-Drugs — 5.0%
AbbVie, Inc.	2,041	167,770
Astellas Pharma, Inc.	3,800	62,900
AstraZeneca PLC ADR	1,532	80,093
Bayer AG	62	4,103
Chugai Pharmaceutical Co., Ltd.	1,200	142,350
Galapagos NV†	178	39,305
GlaxoSmithKline PLC ADR	446	18,763
Horizon Therapeutics PLC†	1,049	37,806
Jazz Pharmaceuticals PLC†	354	39,028
Kaken Pharmaceutical Co., Ltd.	600	32,795
KYORIN Holdings, Inc.†	1,300	27,198
Merck & Co., Inc.	812	64,424
Novartis AG	2,467	210,450
Novo Nordisk A/S, Class B	2,427	154,974
Ono Pharmaceutical Co., Ltd.	1,500	35,993
Otsuka Holdings Co., Ltd.	600	23,613
Roche Holding AG	751	261,219
Sanofi	910	89,029
Shionogi & Co., Ltd.	2,300	126,208

		1,618,021

Medical-Generic Drugs — 0.0%
Sawai Pharmaceutical Co., Ltd.	100	5,456

Medical-HMO — 0.8%
Anthem, Inc.	577	161,981
Humana, Inc.	238	90,873

		252,854

Medical-Hospitals — 0.2%
Universal Health Services, Inc., Class B	544	57,495

Metal-Diversified — 0.4%
Boliden AB	1,190	24,363
Rio Tinto PLC ADR	1,123	51,871
Rio Tinto, Ltd.	977	55,032

		131,266

Metal-Iron — 0.1%
Fortescue Metals Group, Ltd.	5,645	43,270

MRI/Medical Diagnostic Imaging — 0.0%
Sonic Healthcare, Ltd.	729	12,909

Networking Products — 0.2%
Arista Networks, Inc.†	58	12,720
Cisco Systems, Inc.	1,527	64,714

		77,434

Office Automation & Equipment — 0.3%
FUJIFILM Holdings Corp.	1,700	81,258

Oil Companies-Exploration & Production — 0.1%
EOG Resources, Inc.	626	29,741

Oil Companies-Integrated — 0.5%
Chevron Corp.	957	88,044
Royal Dutch Shell PLC, Class A	2,026	34,417
Royal Dutch Shell PLC, Class B ADR	888	28,389

		150,850

Oil Refining & Marketing — 0.5%
Marathon Petroleum Corp.	433	13,891
Murphy USA, Inc.†	1,018	108,722
Neste Oyj	914	32,420

		155,033

Oil-Field Services — 0.1%
TechnipFMC PLC	4,014	35,765

Paper & Related Products — 0.0%
Mondi PLC	644	11,453

Pharmacy Services — 0.3%
Cigna Corp.	424	83,011

Photo Equipment & Supplies — 0.0%
Nikon Corp.	300	2,795

Pipelines — 0.1%
ONEOK, Inc.	346	10,356
Williams Cos., Inc.	483	9,356

		19,712

Power Converter/Supply Equipment — 0.5%
Schneider Electric SE	1,580	144,749

Printing-Commercial — 0.4%
Dai Nippon Printing Co., Ltd.	4,600	97,478
Toppan Printing Co., Ltd.	2,000	29,827

		127,305

Publishing-Books — 0.0%
Scholastic Corp.	414	12,035

Publishing-Periodicals — 0.1%
Wolters Kluwer NV	432	31,807

Real Estate Investment Trusts — 2.0%
American Homes 4 Rent, Class A	325	7,845
Brixmor Property Group, Inc.	1,531	17,530
Camden Property Trust	801	70,544
Douglas Emmett, Inc.	509	15,519
Duke Realty Corp.	3,554	123,324
Equity LifeStyle Properties, Inc.	1,931	116,459
Invitation Homes, Inc.	5,191	122,767
QTS Realty Trust, Inc., Class A	543	33,954
SBA Communications Corp.	438	126,985
STORE Capital Corp.	803	16,116

		651,043

Real Estate Operations & Development — 0.1%
CK Asset Holdings, Ltd.	3,000	18,548
Kerry Properties, Ltd.	2,000	5,402
Sun Hung Kai Properties, Ltd.	500	6,766

		30,716

Retail-Automobile — 0.0%
Sonic Automotive, Inc., Class A	543	11,637

Retail-Building Products — 0.4%
Home Depot, Inc.	312	68,587
Wesfarmers, Ltd.	2,768	66,818

		135,405

Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	112	8,594

Retail-Convenience Store — 0.3%
Casey’s General Stores, Inc.	401	60,715
FamilyMart Co., Ltd.	2,400	40,594

		101,309

Retail-Discount — 0.9%
Costco Wholesale Corp.	412	124,836
Dollar General Corp.	31	5,434
Target Corp.	1,347	147,820

		278,090

Retail-Drug Store — 0.5%
Sundrug Co., Ltd.	1,900	65,164
Walgreens Boots Alliance, Inc.	2,386	103,290

		168,454

Retail-Petroleum Products — 0.1%
World Fuel Services Corp.	737	18,425

Retail-Restaurants — 0.7%
Chipotle Mexican Grill, Inc.†	129	113,333
Domino’s Pizza, Inc.	335	121,247

		234,580

Savings & Loans/Thrifts — 0.1%
Riverview Bancorp, Inc.	2,504	13,847
Sterling Bancorp	431	5,314

		19,161

Security Services — 0.2%
Secom Co., Ltd.	600	50,059

Semiconductor Components-Integrated Circuits — 0.1%
Analog Devices, Inc.	134	14,686
Power Integrations, Inc.	90	9,212

		23,898

Semiconductor Equipment — 0.5%
ASM International NV	988	108,946
Lam Research Corp.	67	17,104
Siltronic AG	138	11,859
Tokyo Electron, Ltd.	100	21,155

		159,064

Soap & Cleaning Preparation — 0.0%
Henkel AG & Co. KGaA	32	2,507
Reckitt Benckiser Group PLC	151	12,618

		15,125

Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	345	15,956

Telecom Services — 0.0%
CITIC Telecom International Holdings, Ltd,	33,000	12,180

Telephone-Integrated — 0.7%
KDDI Corp.	2,500	72,039
Nippon Telegraph & Telephone Corp.	2,600	59,234
SoftBank Group Corp.	2,000	85,540

		216,813

Textile-Apparel — 0.3%
LVMH Moet Hennessy Louis Vuitton SE	272	105,207

Tobacco — 0.9%
Altria Group, Inc.	2,187	85,840
British American Tobacco PLC	250	9,708
Imperial Brands PLC	4,598	97,316
Swedish Match AB	1,521	94,233

		287,097

Tools-Hand Held — 0.0%
Snap-on, Inc.	75	9,772

Transport-Marine — 0.0%
Costamare, Inc.	713	3,579

Transport-Rail — 0.6%
Aurizon Holdings, Ltd.	3,924	11,856
Union Pacific Corp.	1,030	164,584

		176,440

Transport-Services — 0.4%
Deutsche Post AG	4,401	131,107

Web Hosting/Design — 0.5%
VeriSign, Inc.†	690	144,548

Web Portals/ISP — 1.4%
Alphabet, Inc., Class A†	208	280,113
Alphabet, Inc., Class C†	130	175,326

		455,439

Wire & Cable Products — 0.0%
Belden, Inc.	170	5,812

Total Common Stocks (cost $18,764,022)		18,810,888

EXCHANGE-TRADED FUNDS — 5.4%
Vanguard Value ETF	12,989	1,280,196
iShares Global Infrastructure ETF	11,957	440,376

Total Exchange-Traded Funds (cost $1,977,176)		1,720,572

Total Long-Term Investment Securities (cost $20,741,198)		20,531,460

SHORT-TERM INVESTMENT SECURITIES — 33.9%
Registered Investment Companies — 33.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.22%(1) (cost $10,889,279)	10,889,279	10,889,279

TOTAL INVESTMENTS (cost $31,630,477)	97.9%	31,420,739
Other assets less liabilities	2.1	659,582

NET ASSETS	100.0%	$32,080,321

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2020, the aggregate value of these securities was $77,553 representing 0.2% of net assets.

(1)	The rate shown is the 7-day yield as of April 30, 2020

ADR — American Depositary Receipt

ETF — Exchange-Traded Funds

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation/ (Depreciation)
69	Long	U.S. Treasury 10 Year Notes	June 2020	$9,061,229	$9,595,312	$534,083
14	Long	MSCI Emerging Markets Index	June 2020	568,426	634,130	65,704
5	Long	S&P 500 E-Mini Index	June 2020	596,409	725,600	129,191

						$728,978

*	Notional Basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection(1)

					Value(4)
Reference Obligations	Fixed Deal Receive Rate / Payment Frequency	Termination Date	Implied Credit Spread at April 30, 2020(2)	Notional Amount(3) (000’s)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX North America Investment Grade Index	1.000% /Quarterly	06/20/2025	0.8668%	$5,590	$(10,906)	$47,906
CDX North America Investment Grade Index	1.000% /Quarterly	06/20/2030	1.1364%	870	(27,476)	16,663

					$(38,382)	$64,569

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Gold Mining	$6,004	$11,562	#	$—	$17,566
Other Industries	12,692,328	6,100,994	**	—	18,793,322
Exchanged -Traded Funds	1,720,572	—		—	1,720,572
Short-Term Investment Securities	10,889,279	—		—	10,889,279

Total Investments at Value	$25,308,183	$6,112,556		$—	$31,420,739

Other Financial Instruments:†
Futures Contracts	$728,978	$—		$—	$728,978
Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection	—	64,569		—	64,569

Total Other Financial Instruments	$728,978	$64,569		$—	$793,547

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
#	Amount includes $5,642 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Index Allocation 60/40 Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 51.1%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	2,541,789	$60,113,300
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	700,205	6,672,950
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	717,784	6,739,993

Total Domestic Equity Investment Companies (cost $73,404,717)		73,526,243

Domestic Fixed Income Investment Companies — 40.5%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	3,412,347	38,866,635
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,800,581	19,446,276

Total Domestic Fixed Income Investment Companies (cost $53,793,787)		58,312,911

International Equity Investment Companies — 8.5%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $13,752,239)	1,269,878	12,165,432

TOTAL INVESTMENTS (cost $140,950,743)	100.1%	144,004,586
Liabilities in excess of other assets	(0.1)	(90,394)

NET ASSETS	100.0%	$143,914,192

@

The SunAmerica Series Trust SA Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2
†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$144,004,586	$—	$—	$144,004,586

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Index Allocation 80/20 Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 66.0%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	5,829,917	$137,877,543
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,734,917	26,063,760
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	1,327,278	12,463,136

Total Domestic Equity Investment Companies (cost $176,061,896)		176,404,439

Domestic Fixed Income Investment Companies — 20.7%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	3,238,356	36,884,869
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,701,429	18,375,436

Total Domestic Fixed Income Investment Companies (cost $51,086,290)		55,260,305

International Equity Investment Companies — 13.4%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $40,598,926)	3,730,225	35,735,560

TOTAL INVESTMENTS (cost $267,747,112)	100.1%	267,400,304
Liabilities in excess of other assets	(0.1)	(134,350)

NET ASSETS	100.0%	$267,265,954

@

The SunAmerica Series Trust SA Index Allocation 80/20 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2
†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$267,400,304	$—	$—	$267,400,304

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Index Allocation 90/10 Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.0%
Domestic Equity Investment Companies — 70.9%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	16,042,954	$379,415,864
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	6,857,592	65,352,856
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	3,324,625	31,218,225

Total Domestic Equity Investment Companies (cost $477,014,382)		475,986,945

Domestic Fixed Income Investment Companies — 10.8%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	4,352,641	49,576,585
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	2,134,816	23,056,015

Total Domestic Fixed Income Investment Companies (cost $68,237,159)		72,632,600

International Equity Investment Companies — 18.3%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $138,832,631)	12,819,363	122,809,498

TOTAL INVESTMENTS (cost $684,084,172)	100.0%	671,429,043
Liabilities in excess of other assets	(0.0)	(273,051)

NET ASSETS	100.0%	$671,155,992

@

The SunAmerica Series Trust SA Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2
†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$671,429,043	$—	$—	$671,429,043

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 82.2%
Australia — 5.1%
AGL Energy, Ltd.	21,195	$231,961
Alumina, Ltd.	80,440	89,154
AMP, Ltd.†	112,930	104,606
APA Group	38,773	272,994
Aristocrat Leisure, Ltd.	18,885	307,609
ASX, Ltd.	6,362	333,728
Aurizon Holdings, Ltd.	64,518	194,934
AusNet Services	60,626	73,790
Australia & New Zealand Banking Group, Ltd.	93,147	1,001,472
Bendigo & Adelaide Bank, Ltd.	17,108	71,624
BHP Group, Ltd.	96,804	1,982,710
BlueScope Steel, Ltd.	16,669	109,057
Boral, Ltd.	38,524	75,300
Brambles, Ltd.	51,103	364,668
Caltex Australia, Ltd.	8,206	131,178
Challenger, Ltd.	18,099	56,904
CIMIC Group, Ltd.	3,191	50,670
Coca-Cola Amatil, Ltd.	16,654	92,999
Cochlear, Ltd.	2,106	252,358
Coles Group, Ltd.	43,804	437,758
Commonwealth Bank of Australia	58,172	2,326,075
Computershare, Ltd.	15,997	124,499
Crown Resorts, Ltd.	12,239	78,382
CSL, Ltd.	14,915	2,956,388
Dexus	36,044	211,902
Flight Centre Travel Group, Ltd.	1,828	13,006
Flight Centre Travel Group, Ltd.†	1,050	2,593
Fortescue Metals Group, Ltd.	45,680	350,144
Goodman Group	54,075	454,469
GPT Group	64,011	173,527
Harvey Norman Holdings, Ltd.	18,425	33,226
Incitec Pivot, Ltd.	52,768	80,755
Insurance Australia Group, Ltd.	75,943	281,439
LendLease Group	18,549	146,258
Macquarie Group, Ltd.	11,063	723,008
Magellan Financial Group, Ltd.	4,193	137,845
Medibank Private, Ltd.	90,499	158,860
Mirvac Group	129,273	184,901
National Australia Bank, Ltd.	94,742	1,024,456
Newcrest Mining, Ltd.	25,265	443,835
Orica, Ltd.	13,282	154,270
Origin Energy, Ltd.	57,875	205,515
Qantas Airways, Ltd.	24,005	59,430
QBE Insurance Group, Ltd.	43,045	231,711
Ramsay Health Care, Ltd.	5,313	212,734
REA Group, Ltd.	1,731	98,146
Rio Tinto, Ltd.	12,199	687,145
Santos, Ltd.	58,185	183,575
Scentre Group	172,648	257,098
SEEK, Ltd.	10,989	122,215
Sonic Healthcare, Ltd.	14,828	262,569
South32, Ltd.	162,419	205,107
Stockland	78,352	143,909
Suncorp Group, Ltd.	41,433	247,124
Sydney Airport	36,368	147,953
Tabcorp Holdings, Ltd.	66,553	137,587
Telstra Corp., Ltd.	136,789	269,384
TPG Telecom, Ltd.	12,196	57,534
Transurban Group	89,811	802,651
Treasury Wine Estates, Ltd.	23,658	155,824
Vicinity Centres	105,051	100,241
Washington H. Soul Pattinson & Co., Ltd.	3,933	47,372
Wesfarmers, Ltd.	37,259	899,415
Westpac Banking Corp.	117,278	1,217,549
WiseTech Global, Ltd.	4,705	56,617
Woodside Petroleum, Ltd.	30,964	442,142
Woolworths Group, Ltd.	41,445	955,212
Worley, Ltd.	11,115	63,510

		24,564,581

Austria — 0.2%
ANDRITZ AG†	2,392	78,807
Erste Group Bank AG	9,887	215,062
OMV AG	4,840	158,757
Raiffeisen Bank International AG	4,864	83,961
Verbund AG	2,238	101,542
voestalpine AG	3,814	79,051

		717,180

Belgium — 0.7%
Ageas	5,867	211,510
Anheuser-Busch InBev SA NV	25,039	1,162,241
Colruyt SA	1,815	108,692
Galapagos NV†	1,488	329,091
Groupe Bruxelles Lambert SA	2,651	211,944
KBC Group NV	8,205	443,597
Proximus SADP	4,999	106,735
Solvay SA	2,435	190,281
Telenet Group Holding NV	1,521	63,530
UCB SA	4,155	380,692
Umicore SA	6,478	280,107

		3,488,420

Bermuda — 0.2%
CK Infrastructure Holdings, Ltd.	22,000	130,631
Dairy Farm International Holdings, Ltd.	11,100	52,773
Hongkong Land Holdings, Ltd.	38,400	161,336
Jardine Matheson Holdings, Ltd.	7,200	314,629
Jardine Strategic Holdings, Ltd.	7,312	157,250
Kerry Properties, Ltd.	21,500	58,074
NWS Holdings, Ltd.	51,000	52,903
Yue Yuen Industrial Holdings, Ltd.	24,000	37,697

		965,293

Cayman Islands — 0.5%
ASM Pacific Technology, Ltd.	10,000	101,209
BeiGene, Ltd. ADR†	1,274	194,705
Budweiser Brewing Co. APAC, Ltd.†*	43,500	116,958
CK Asset Holdings, Ltd.	85,000	525,523
CK Hutchison Holdings, Ltd.	88,500	641,768
Melco Resorts & Entertainment, Ltd. ADR	7,180	113,588
Sands China, Ltd.	79,600	320,064
WH Group, Ltd.*	314,500	301,043
Wharf Real Estate Investment Co., Ltd.	40,000	169,836
Wynn Macau, Ltd.	51,200	89,340

		2,574,034

Denmark — 1.8%
AP Moller - Maersk A/S, Series A	124	114,683
AP Moller - Maersk A/S, Series B	215	214,195
Carlsberg A/S, Class B	3,515	443,725
Chr. Hansen Holding A/S	3,466	299,018
Coloplast A/S, Class B	3,904	616,522
Danske Bank A/S†	21,249	252,506

Demant A/S†	3,627	86,825
DSV PANALPINA A/S	6,950	718,475
Genmab A/S†	2,138	514,846
H. Lundbeck A/S	2,290	83,530
ISS A/S†	5,186	77,472
Novo Nordisk A/S, Class B	58,145	3,712,793
Novozymes A/S, Class B	7,017	344,216
Orsted A/S*	6,216	629,378
Pandora A/S	3,286	116,896
Tryg A/S	3,972	105,299
Vestas Wind Systems A/S	6,209	535,452

		8,865,831

Finland — 1.0%
Elisa Oyj	4,674	284,134
Fortum Oyj	14,595	242,517
Kone Oyj, Class B	11,169	677,612
Metso Oyj	3,458	96,097
Neste Oyj	13,902	493,114
Nokia Oyj	185,353	669,244
Nokian Renkaat Oyj	4,109	88,057
Nordea Bank Abp†	106,468	688,550
Orion Oyj, Class B†	3,447	175,295
Sampo Oyj, Class A	14,568	483,258
Stora Enso Oyj, Class R†	19,117	226,532
UPM-Kymmene Oyj	17,539	486,021
Wartsila Oyj Abp	14,584	107,260

		4,717,691

France — 8.2%
Accor SA	5,768	160,347
Aeroports de Paris	976	95,730
Air Liquide SA	15,544	1,979,533
Alstom SA	6,265	256,829
Amundi SA*	1,993	132,476
Arkema SA	2,266	188,226
Atos SE	3,229	230,572
AXA SA	63,516	1,129,006
BioMerieux	1,361	169,088
BNP Paribas SA	36,963	1,163,431
Bollore SA	28,999	77,063
Bouygues SA†	7,359	226,948
Bureau Veritas SA	9,653	200,576
Capgemini SE	5,223	491,243
Carrefour SA	19,896	294,481
Casino Guichard Perrachon SA	1,782	66,782
Cie de Saint-Gobain	16,167	429,521
Cie Generale des Etablissements Michelin SCA	5,618	549,135
CNP Assurances†	5,641	58,352
Covivio	1,575	98,739
Credit Agricole SA	37,917	303,110
Danone SA	20,292	1,407,714
Dassault Aviation SA	82	67,008
Dassault Systemes SE	4,320	632,900
Edenred	7,992	322,330
Eiffage SA	2,576	211,126
Electricite de France SA	20,052	160,048
Engie SA	60,019	652,008
EssilorLuxottica SA	9,324	1,152,383
Eurazeo SE	1,294	61,950
Eutelsat Communications SA	5,737	64,431
Faurecia SE	2,495	90,529
Gecina SA	1,504	196,464
Getlink SE	14,459	184,413
Hermes International	1,041	762,611
ICADE	980	75,409
Iliad SA	486	72,487
Ingenico Group SA	1,989	250,401
Ipsen SA	1,239	92,055
JCDecaux SA	2,797	58,042
Kering SA	2,490	1,257,504
Klepierre SA	6,506	131,713
L’Oreal SA	8,252	2,401,540
Legrand SA	8,768	591,667
LVMH Moet Hennessy Louis Vuitton SE	9,135	3,533,322
Natixis SA	31,084	73,754
Orange SA	65,559	800,572
Pernod Ricard SA	6,978	1,064,731
Peugeot SA	19,327	277,388
Publicis Groupe SA	7,111	211,624
Remy Cointreau SA	742	82,833
Renault SA†	6,317	125,548
Safran SA	10,755	994,194
Sanofi	37,058	3,625,519
Sartorius Stedim Biotech†	909	218,414
Schneider Electric SE	18,168	1,664,433
SCOR SE	5,211	146,954
SEB SA	744	89,592
Societe Generale SA	26,640	417,016
Sodexo SA	2,907	231,164
Suez	11,230	127,069
Teleperformance	1,930	432,848
Thales SA	3,501	265,501
TOTAL SA	78,868	2,843,770
Ubisoft Entertainment SA†	2,971	221,372
Valeo SA	7,921	184,028
Veolia Environnement SA	17,709	378,540
Vinci SA	16,905	1,385,685
Vivendi SA	27,229	588,533
Wendel SA	890	76,146
Worldline SA†*	4,201	285,892

		39,544,363

Germany — 6.9%
adidas AG	5,927	1,356,680
Allianz SE	13,709	2,539,642
BASF SE	30,182	1,551,473
Bayer AG	32,283	2,136,419
Bayerische Motoren Werke AG	10,880	643,644
Bayerische Motoren Werke AG (Preference Shares)	1,869	88,444
Beiersdorf AG	3,312	347,648
Brenntag AG	5,077	229,527
Carl Zeiss Meditec AG†	1,323	130,572
Commerzbank AG	32,923	121,910
Continental AG	3,615	305,400
Covestro AG*	5,713	192,709
Daimler AG	29,883	1,031,543
Delivery Hero SE†*	3,722	313,626
Deutsche Bank AG	64,520	480,531
Deutsche Boerse AG	6,244	971,242
Deutsche Lufthansa AG†	7,857	70,351
Deutsche Post AG	32,506	968,363
Deutsche Telekom AG†	109,526	1,600,083
Deutsche Wohnen SE	11,821	479,654
E.ON SE	73,777	738,421
Evonik Industries AG	6,891	170,439
Fraport AG Frankfurt Airport Services Worldwide	1,367	60,041

Fresenius Medical Care AG & Co. KGaA	7,003	548,811
Fresenius SE & Co. KGaA	13,733	597,911
Fuchs Petrolub SE (Preference Shares)	2,284	88,875
GEA Group AG	5,042	116,001
Hannover Rueck SE	1,982	316,521
HeidelbergCement AG	4,890	233,313
Henkel AG & Co. KGaA	3,415	267,572
Henkel AG & Co. KGaA (Preference Shares)	5,855	521,890
HOCHTIEF AG	813	63,983
Infineon Technologies AG	41,104	763,753
KION Group AG	2,134	106,103
Knorr-Bremse AG	1,589	147,892
LANXESS AG	2,730	135,126
Merck KGaA	4,247	495,012
METRO AG	5,917	51,468
MTU Aero Engines AG	1,715	233,854
Muenchener Rueckversicherungs-Gesellschaft AG	4,742	1,044,970
Porsche Automobil Holding SE (Preference Shares)	5,032	253,455
Puma SE	2,726	171,228
RWE AG	19,191	551,104
SAP SE	32,296	3,851,870
Sartorius AG (Preference Shares)†	1,169	329,303
Siemens AG	25,139	2,335,129
Siemens Healthineers AG*	4,929	217,327
Symrise AG	4,228	429,198
Telefonica Deutschland Holding AG	29,325	83,474
thyssenkrupp AG†	13,297	89,013
TUI AG	14,517	58,067
Uniper SE	6,614	177,353
United Internet AG	3,368	116,127
Volkswagen AG	1,067	159,124
Volkswagen AG (Preference Shares)	6,099	855,878
Vonovia SE	16,929	837,044
Wirecard AG	3,857	382,792
Zalando SE†*	4,570	222,527

		33,381,430

Hong Kong — 2.3%
AIA Group, Ltd.	397,200	3,615,494
Bank of East Asia, Ltd.	43,000	90,843
BOC Hong Kong Holdings, Ltd.	121,500	368,540
CLP Holdings, Ltd.	54,000	576,091
Galaxy Entertainment Group, Ltd.	71,000	450,864
Hang Lung Properties, Ltd.	67,000	143,073
Hang Seng Bank, Ltd.	25,100	440,384
Henderson Land Development Co., Ltd.	47,349	191,130
Hong Kong & China Gas Co., Ltd.	333,853	590,805
Hong Kong Exchanges & Clearing, Ltd.	39,400	1,263,050
Link REIT	69,000	611,996
MTR Corp., Ltd.	50,500	277,136
New World Development Co., Ltd.	202,000	237,229
PCCW, Ltd.	140,000	85,568
Power Assets Holdings, Ltd.	45,500	300,378
Sino Land Co., Ltd.	100,000	139,308
SJM Holdings, Ltd.	65,000	62,766
Sun Hung Kai Properties, Ltd.	52,500	710,400
Swire Pacific, Ltd., Class A	16,500	106,031
Swire Properties, Ltd.	38,400	107,903
Techtronic Industries Co., Ltd.	45,000	334,282
Vitasoy International Holdings, Ltd.	24,000	85,134
Wheelock & Co., Ltd.	27,000	196,647

		10,985,052

Ireland — 0.6%
AIB Group PLC†	26,760	36,706
Bank of Ireland Group PLC	31,808	64,348
CRH PLC	25,970	785,132
DCC PLC	3,233	230,643
Flutter Entertainment PLC†	2,615	320,453
James Hardie Industries PLC CDI	14,548	208,606
Kerry Group PLC, Class A	5,220	598,723
Kingspan Group PLC	5,052	257,670
Smurfit Kappa Group PLC	7,426	233,255

		2,735,536

Isle of Man — 0.0%
GVC Holdings PLC	19,124	181,839

Israel — 0.5%
Azrieli Group, Ltd.	1,395	82,883
Bank Hapoalim BM	37,294	239,619
Bank Leumi Le-Israel BM	48,180	261,596
Check Point Software Technologies, Ltd.†	4,002	423,171
CyberArk Software, Ltd.†	1,245	122,956
Elbit Systems, Ltd.	798	108,752
ICL, Ltd.	23,141	80,592
Israel Discount Bank, Ltd., Class A	38,251	125,012
Mizrahi Tefahot Bank, Ltd.	4,630	95,478
NICE, Ltd.†	2,042	336,578
Teva Pharmaceutical Industries, Ltd. ADR†	35,887	385,426
Wix.com, Ltd.†	1,597	208,904

		2,470,967

Italy — 1.4%
Assicurazioni Generali SpA	36,109	516,001
Atlantia SpA	16,282	265,712
Davide Campari-Milano SpA	19,086	148,134
Enel SpA	267,270	1,829,772
Eni SpA	83,596	794,429
FinecoBank Banca Fineco SpA	20,009	222,900
Intesa Sanpaolo SpA	489,079	764,567
Leonardo SpA	13,299	91,977
Mediobanca Banca di Credito Finanziario SpA	20,409	118,566
Moncler SpA	5,934	223,576
Pirelli & C SpA*	13,145	51,307
Poste Italiane SpA*	17,168	146,154
Prysmian SpA	7,930	149,532
Recordati SpA	3,436	149,577
Snam SpA	66,935	300,355
Telecom Italia SpA†	299,766	119,000
Telecom Italia SpA (RSP)	198,071	79,020
Terna Rete Elettrica Nazionale SpA	46,235	290,321
UniCredit SpA†	66,052	510,244

		6,771,144

Japan — 21.3%
ABC-Mart, Inc.	1,100	56,203
Acom Co., Ltd.	13,100	53,139
Advantest Corp.	6,600	320,976
Aeon Co., Ltd.	21,500	432,612
AEON Financial Service Co., Ltd.	3,600	37,525
Aeon Mall Co., Ltd.	3,400	42,953
AGC, Inc.	6,000	149,535
Air Water, Inc.	5,900	79,546

Aisin Seiki Co., Ltd.	5,300	152,444
Ajinomoto Co., Inc.	14,400	255,754
Alfresa Holdings Corp.	6,200	123,942
Alps Alpine Co., Ltd.	6,800	70,425
Amada Holdings Co., Ltd.	10,900	99,088
ANA Holdings, Inc.†	3,800	80,828
Aozora Bank, Ltd.	3,900	69,636
Asahi Group Holdings, Ltd.	11,900	411,435
Asahi Intecc Co., Ltd.	6,400	169,825
Asahi Kasei Corp.	41,200	291,163
Astellas Pharma, Inc.	62,100	1,027,920
Bandai Namco Holdings, Inc.	6,600	331,822
Bank of Kyoto, Ltd.	1,700	58,308
Benesse Holdings, Inc.	2,400	68,204
Bridgestone Corp.	18,800	587,963
Brother Industries, Ltd.	7,300	123,787
Calbee, Inc.	2,600	78,740
Canon, Inc.	32,900	695,112
Casio Computer Co., Ltd.	6,400	101,094
Central Japan Railway Co.	4,700	739,348
Chiba Bank, Ltd.	18,000	83,501
Chubu Electric Power Co., Inc.	21,200	286,333
Chugai Pharmaceutical Co., Ltd.	7,400	877,824
Chugoku Electric Power Co., Inc.	9,100	122,315
Coca-Cola Bottlers Japan Holdings, Inc.	4,115	74,052
Concordia Financial Group, Ltd.	34,800	106,742
Credit Saison Co., Ltd.	5,200	59,314
CyberAgent, Inc.	3,300	138,738
Dai Nippon Printing Co., Ltd.	8,000	169,527
Dai-ichi Life Holdings, Inc.	35,400	444,535
Daicel Corp.	8,200	66,458
Daifuku Co., Ltd.	3,350	233,332
Daiichi Sankyo Co., Ltd.	18,600	1,270,453
Daikin Industries, Ltd.	8,200	1,062,856
Daito Trust Construction Co., Ltd.	2,400	229,435
Daiwa House Industry Co., Ltd.	18,600	474,040
Daiwa House REIT Investment Corp.	65	156,918
Daiwa Securities Group, Inc.	50,300	208,578
Denso Corp.	14,200	500,516
Dentsu Group, Inc.	7,100	149,205
Disco Corp.	900	202,162
East Japan Railway Co.	9,900	722,322
Eisai Co., Ltd.	8,300	578,269
Electric Power Development Co., Ltd.	4,800	96,148
FamilyMart Co., Ltd.	8,300	140,387
FANUC Corp.	6,400	1,055,323
Fast Retailing Co., Ltd.	1,900	903,666
Fuji Electric Co., Ltd.	4,200	100,455
FUJIFILM Holdings Corp.	11,800	564,026
Fujitsu, Ltd.	6,500	633,255
Fukuoka Financial Group, Inc.	5,700	81,716
GMO Payment Gateway, Inc.	1,300	116,168
Hakuhodo DY Holdings, Inc.	7,700	85,637
Hamamatsu Photonics KK	4,600	201,526
Hankyu Hanshin Holdings, Inc.	7,500	257,049
Hikari Tsushin, Inc.	700	135,883
Hino Motors, Ltd.	9,400	56,107
Hirose Electric Co., Ltd.	1,035	113,754
Hisamitsu Pharmaceutical Co., Inc.	1,700	79,851
Hitachi Construction Machinery Co., Ltd.	3,500	82,218
Hitachi High-Technologies Corp.	2,300	171,462
Hitachi Metals, Ltd.	7,000	68,272
Hitachi, Ltd.	31,800	954,104
Honda Motor Co., Ltd.	53,600	1,294,097
Hoshizaki Corp.	1,800	137,446
Hoya Corp.	12,400	1,133,201
Hulic Co., Ltd.	10,000	98,618
Idemitsu Kosan Co., Ltd.	6,496	148,358
IHI Corp.	4,800	59,857
Iida Group Holdings Co., Ltd.	4,800	63,896
Inpex Corp.	33,600	214,137
Isetan Mitsukoshi Holdings, Ltd.	11,100	67,524
Isuzu Motors, Ltd.	18,100	138,090
ITOCHU Corp.	44,300	870,541
Itochu Techno-Solutions Corp.	3,200	97,556
J. Front Retailing Co., Ltd.	7,600	62,458
Japan Airlines Co., Ltd.	3,700	66,306
Japan Airport Terminal Co., Ltd.	1,700	69,482
Japan Exchange Group, Inc.	16,700	311,582
Japan Post Bank Co., Ltd.	13,300	123,157
Japan Post Holdings Co., Ltd.	51,800	414,970
Japan Post Insurance Co., Ltd.	7,400	94,550
Japan Prime Realty Investment Corp.	26	71,876
Japan Real Estate Investment Corp.	43	232,481
Japan Retail Fund Investment Corp.	86	93,926
Japan Tobacco, Inc.	39,400	736,474
JFE Holdings, Inc.	16,200	108,556
JGC Holdings Corp.	7,200	70,041
JSR Corp.	6,300	118,653
JTEKT Corp.	6,800	49,938
JXTG Holdings, Inc.	100,850	357,266
Kajima Corp.	14,800	154,718
Kakaku.com, Inc.	4,500	91,419
Kamigumi Co., Ltd.	3,500	61,618
Kansai Electric Power Co., Inc.	23,100	236,691
Kansai Paint Co., Ltd.	5,800	110,783
Kao Corp.	15,800	1,218,727
Kawasaki Heavy Industries, Ltd.	4,700	71,311
KDDI Corp.	58,100	1,674,176
Keihan Holdings Co., Ltd.	3,200	143,882
Keikyu Corp.	7,300	119,964
Keio Corp.	3,400	192,187
Keisei Electric Railway Co., Ltd.	4,300	129,679
Keyence Corp.	6,000	2,155,585
Kikkoman Corp.	4,800	220,858
Kintetsu Group Holdings Co., Ltd.	5,600	267,984
Kirin Holdings Co., Ltd.	27,000	520,201
Kobayashi Pharmaceutical Co., Ltd.	1,600	147,546
Koito Manufacturing Co., Ltd.	3,400	128,736
Komatsu, Ltd.	30,400	579,561
Konami Holdings Corp.	3,100	97,538
Konica Minolta, Inc.	14,900	57,980
Kose Corp.	1,100	136,880
Kubota Corp.	34,100	425,226
Kuraray Co., Ltd.	10,500	105,381
Kurita Water Industries, Ltd.	3,200	89,637
Kyocera Corp.	10,500	561,227
Kyowa Kirin Co., Ltd.	8,000	186,407
Kyushu Electric Power Co., Inc.	12,500	98,890
Kyushu Railway Co.	5,300	142,798
Lawson, Inc.	1,700	87,907
LINE Corp.†	2,000	98,653
Lion Corp.	7,400	154,645
LIXIL Group Corp.	8,800	106,307
M3, Inc.	14,500	521,494
Makita Corp.	7,400	240,768
Marubeni Corp.	51,400	248,963
Marui Group Co., Ltd.	6,200	101,525
Maruichi Steel Tube, Ltd.	1,900	42,866
Mazda Motor Corp.	18,700	105,747

McDonald’s Holdings Co. Japan, Ltd.	2,200	107,775
Mebuki Financial Group, Inc.	29,100	61,237
Medipal Holdings Corp.	6,000	116,364
MEIJI Holdings Co., Ltd.	3,800	263,501
Mercari, Inc.†	2,500	62,579
Minebea Mitsumi, Inc.	11,900	194,661
MISUMI Group, Inc.	9,300	222,690
Mitsubishi Chemical Holdings Corp.	42,100	240,521
Mitsubishi Corp.	44,400	945,806
Mitsubishi Electric Corp.	60,000	742,806
Mitsubishi Estate Co., Ltd.	38,900	633,078
Mitsubishi Gas Chemical Co., Inc.	5,300	64,986
Mitsubishi Heavy Industries, Ltd.	10,500	268,500
Mitsubishi Materials Corp.	3,700	75,836
Mitsubishi Motors Corp.	22,000	62,062
Mitsubishi UFJ Financial Group, Inc.	404,200	1,624,252
Mitsubishi UFJ Lease & Finance Co., Ltd.	13,200	63,270
Mitsui & Co., Ltd.	54,400	763,035
Mitsui Chemicals, Inc.	6,100	119,962
Mitsui Fudosan Co., Ltd.	29,000	535,442
Mitsui OSK Lines, Ltd.	3,800	66,311
Mizuho Financial Group, Inc.	792,700	923,051
MonotaRO Co., Ltd.	4,100	131,846
MS&AD Insurance Group Holdings, Inc.	15,600	450,864
Murata Manufacturing Co., Ltd.	18,900	1,051,397
Nabtesco Corp.	3,700	106,273
Nagoya Railroad Co., Ltd.	6,100	175,097
NEC Corp.	8,100	311,812
Nexon Co., Ltd.	16,300	263,636
NGK Insulators, Ltd.	8,600	113,195
NGK Spark Plug Co., Ltd.	5,200	77,939
NH Foods, Ltd.	2,700	96,305
Nidec Corp.	14,800	859,631
Nikon Corp.	10,500	97,841
Nintendo Co., Ltd.	3,700	1,532,325
Nippon Building Fund, Inc.	44	262,602
Nippon Express Co., Ltd.	2,600	127,301
Nippon Paint Holdings Co., Ltd.	4,800	277,940
Nippon Prologis REIT, Inc.	66	181,441
Nippon Shinyaku Co., Ltd.	1,500	105,236
Nippon Steel Corp.	26,500	223,617
Nippon Telegraph & Telephone Corp.	42,300	963,691
Nippon Yusen KK	5,000	66,038
Nissan Chemical Corp.	4,100	156,742
Nissan Motor Co., Ltd.	76,300	261,125
Nisshin Seifun Group, Inc.	6,500	101,270
Nissin Foods Holdings Co., Ltd.	2,100	172,247
Nitori Holdings Co., Ltd.	2,600	398,261
Nitto Denko Corp.	5,200	260,117
Nomura Holdings, Inc.	109,100	453,828
Nomura Real Estate Holdings, Inc.	4,100	67,060
Nomura Real Estate Master Fund, Inc.	135	153,921
Nomura Research Institute, Ltd.	11,200	272,499
NSK, Ltd.	11,800	81,511
NTT Data Corp.	20,700	211,292
NTT DOCOMO, Inc.	43,800	1,285,636
Obayashi Corp.	21,300	187,447
OBIC Co., Ltd.	2,100	314,477
Odakyu Electric Railway Co., Ltd.	9,700	213,339
Oji Holdings Corp.	28,300	145,236
Olympus Corp.†	38,300	609,900
Omron Corp.	6,100	358,164
Ono Pharmaceutical Co., Ltd.	12,200	292,741
Oracle Corp. Japan	1,300	133,630
Oriental Land Co., Ltd.	6,600	835,801
ORIX Corp.	43,500	517,812
Orix JREIT, Inc.	86	103,040
Osaka Gas Co., Ltd.	12,300	228,068
Otsuka Corp.	3,400	152,507
Otsuka Holdings Co., Ltd.	12,800	503,752
Pan Pacific International Holdings Corp.	14,600	281,707
Panasonic Corp.	72,600	555,009
Park24 Co., Ltd.	3,800	60,433
PeptiDream, Inc.†	3,100	116,210
Persol Holdings Co., Ltd.	5,881	68,512
Pigeon Corp.	3,800	135,039
Pola Orbis Holdings, Inc.	3,000	53,268
Rakuten, Inc.	28,300	239,637
Recruit Holdings Co., Ltd.	44,600	1,308,380
Renesas Electronics Corp.†	25,279	135,011
Resona Holdings, Inc.	68,700	214,128
Ricoh Co., Ltd.	22,000	150,487
Rinnai Corp.	1,100	83,302
Rohm Co., Ltd.	3,100	196,108
Ryohin Keikaku Co., Ltd.	7,800	93,070
Sankyo Co., Ltd.	1,500	41,295
Santen Pharmaceutical Co., Ltd.	11,800	208,364
SBI Holdings, Inc.	7,800	146,257
Secom Co., Ltd.	6,900	575,675
Sega Sammy Holdings, Inc.	5,700	69,186
Seibu Holdings, Inc.	6,600	79,239
Seiko Epson Corp.	9,200	104,302
Sekisui Chemical Co., Ltd.	11,900	150,811
Sekisui House, Ltd.	20,400	351,102
Seven & i Holdings Co., Ltd.	24,800	817,108
Seven Bank, Ltd.	19,400	52,479
SG Holdings Co., Ltd.	4,700	130,469
Sharp Corp.†	7,000	77,375
Shimadzu Corp.	7,300	181,297
Shimamura Co., Ltd.	700	44,103
Shimano, Inc.	2,400	352,895
Shimizu Corp.	19,400	150,066
Shin-Etsu Chemical Co., Ltd.	11,600	1,285,189
Shinsei Bank, Ltd.†	6,400	77,241
Shionogi & Co., Ltd.	8,900	488,372
Shiseido Co., Ltd.	13,100	772,766
Shizuoka Bank, Ltd.	14,900	90,215
Showa Denko KK	4,400	96,492
SMC Corp.	1,900	868,714
Softbank Corp.	55,100	749,527
SoftBank Group Corp.	51,500	2,202,666
Sohgo Security Services Co., Ltd.	2,300	110,142
Sompo Holdings, Inc.	11,000	356,078
Sony Corp.	41,800	2,681,687
Sony Financial Holdings, Inc.	5,000	95,545
Square Enix Holdings Co., Ltd.	3,000	122,417
Stanley Electric Co., Ltd.	4,300	98,235
Subaru Corp.	20,200	406,568
SUMCO Corp.	8,239	117,685
Sumitomo Chemical Co., Ltd.	49,000	151,167
Sumitomo Corp.	39,100	444,450
Sumitomo Dainippon Pharma Co., Ltd.	5,200	71,997
Sumitomo Electric Industries, Ltd.	24,800	254,993
Sumitomo Heavy Industries, Ltd.	3,600	76,273
Sumitomo Metal Mining Co., Ltd.	7,600	190,870
Sumitomo Mitsui Financial Group, Inc.	42,900	1,129,804
Sumitomo Mitsui Trust Holdings, Inc.	10,500	306,788

Sumitomo Realty & Development Co., Ltd.	11,000	296,239
Sumitomo Rubber Industries, Ltd.	5,600	54,613
Sundrug Co., Ltd.	2,400	82,312
Suntory Beverage & Food, Ltd.	4,600	172,832
Suzuken Co., Ltd.	2,400	92,489
Suzuki Motor Corp.	12,100	388,336
Sysmex Corp.	5,500	379,220
T&D Holdings, Inc.	17,700	153,357
Taiheiyo Cement Corp.	4,000	79,009
Taisei Corp.	6,600	206,559
Taisho Pharmaceutical Holdings Co., Ltd.	1,100	68,549
Taiyo Nippon Sanso Corp.	4,300	66,945
Takeda Pharmaceutical Co., Ltd.	49,200	1,766,664
TDK Corp.	4,300	371,835
Teijin, Ltd.	5,900	94,251
Terumo Corp.	21,200	699,650
THK Co., Ltd.	4,000	96,077
Tobu Railway Co., Ltd.	6,300	214,159
Toho Co., Ltd.	3,700	121,396
Toho Gas Co., Ltd.	2,400	117,739
Tohoku Electric Power Co., Inc.	14,000	131,597
Tokio Marine Holdings, Inc.	21,000	989,814
Tokyo Century Corp.	1,384	47,075
Tokyo Electric Power Co. Holdings, Inc.†	50,200	168,939
Tokyo Electron, Ltd.	5,200	1,100,051
Tokyo Gas Co., Ltd.	12,400	271,100
Tokyu Corp.	16,400	246,761
Tokyu Fudosan Holdings Corp.	20,100	99,176
Toppan Printing Co., Ltd.	9,200	137,207
Toray Industries, Inc.	45,600	210,161
Toshiba Corp.	12,700	315,468
Tosoh Corp.	8,500	104,457
TOTO, Ltd.	4,700	164,858
Toyo Seikan Group Holdings, Ltd.	4,700	47,824
Toyo Suisan Kaisha, Ltd.	2,900	138,944
Toyoda Gosei Co., Ltd.	2,100	39,088
Toyota Industries Corp.	4,800	241,484
Toyota Motor Corp.	75,100	4,635,085
Toyota Tsusho Corp.	7,000	167,360
Trend Micro, Inc.	4,200	212,420
Tsuruha Holdings, Inc.	1,200	160,104
Unicharm Corp.	13,300	487,243
United Urban Investment Corp.	97	97,234
USS Co., Ltd.	7,200	114,123
Welcia Holdings Co., Ltd.	1,600	115,822
West Japan Railway Co.	5,300	327,104
Yakult Honsha Co., Ltd.	3,900	226,753
Yamada Denki Co., Ltd.	20,600	97,755
Yamaha Corp.	4,700	190,192
Yamaha Motor Co., Ltd.	9,200	119,160
Yamato Holdings Co., Ltd.	10,100	176,269
Yamazaki Baking Co., Ltd.	4,000	70,823
Yaskawa Electric Corp.	7,900	259,704
Yokogawa Electric Corp.	7,500	102,444
Yokohama Rubber Co., Ltd.	3,900	50,058
Z Holdings Corp.	87,200	337,331
ZOZO, Inc.	3,600	57,876

		102,519,736

Jersey — 0.5%
Experian PLC	29,853	894,409
Ferguson PLC	7,444	538,401
Glencore PLC	350,798	651,169
WPP PLC	41,469	324,896

		2,408,875

Luxembourg — 0.2%
ArcelorMittal	21,827	239,735
Aroundtown SA	40,089	215,893
Eurofins Scientific SE	380	210,487
Millicom International Cellular SA SDR	3,176	83,497
SES SA FDR	11,971	80,027
Tenaris SA	15,518	109,002

		938,641

Netherlands — 4.2%
ABN AMRO Group NV CVA*	13,900	106,781
Adyen NV†*	344	338,394
Aegon NV	58,801	151,673
AerCap Holdings NV†	3,985	112,058
Airbus SE†	19,178	1,219,220
Akzo Nobel NV	6,647	504,605
Altice Europe NV†	20,295	80,998
ASML Holding NV (Euronext Amsterdam)	13,988	4,155,118
CNH Industrial NV†	33,311	208,981
EXOR NV	3,564	195,362
Ferrari NV	3,963	623,930
Fiat Chrysler Automobiles NV	36,057	317,506
Heineken Holding NV	3,786	295,267
Heineken NV	8,518	725,209
ING Groep NV	128,046	703,937
Just Eat Takeaway.com NV†*	3,781	385,916
Koninklijke Ahold Delhaize NV	36,171	879,037
Koninklijke DSM NV	5,962	730,972
Koninklijke KPN NV	117,393	271,935
Koninklijke Philips NV†	29,748	1,296,574
Koninklijke Vopak NV	2,310	133,298
NN Group NV	10,161	294,448
NXP Semiconductors NV	9,186	914,650
Prosus NV†	16,016	1,215,708
QIAGEN NV†	7,463	311,001
Randstad NV	3,915	157,337
STMicroelectronics NV	22,441	584,157
Unilever NV	48,223	2,410,566
Wolters Kluwer NV	8,972	660,588

		19,985,226

New Zealand — 0.3%
a2 Milk Co., Ltd.†	24,182	287,899
Auckland International Airport, Ltd.	31,942	118,121
Fisher & Paykel Healthcare Corp., Ltd.	18,875	314,494
Fletcher Building, Ltd.	27,333	61,635
Mercury NZ, Ltd.	22,384	62,340
Meridian Energy, Ltd.	42,112	114,924
Ryman Healthcare, Ltd.	13,145	95,134
Spark New Zealand, Ltd.	60,367	162,868

		1,217,415

Norway — 0.5%
Aker BP ASA	3,550	59,136
DNB ASA	31,158	378,617
Equinor ASA	32,913	462,017
Gjensidige Forsikring ASA†	6,572	116,287
Mowi ASA	14,444	247,913
Norsk Hydro ASA	44,193	113,191
Orkla ASA	24,681	223,671
Schibsted ASA, Class B	3,221	62,438
Telenor ASA	23,700	364,197
Yara International ASA	5,818	198,777

		2,226,244

Papua New Guinea — 0.0%
Oil Search, Ltd.	50,731	98,202

Portugal — 0.1%
EDP—Energias de Portugal SA	84,110	355,224
Galp Energia SGPS SA	16,472	190,005
Jeronimo Martins SGPS SA	8,272	139,821

		685,050

Singapore — 1.0%
Ascendas Real Estate Investment Trust	94,888	197,698
CapitaLand Commercial Trust	88,700	100,182
CapitaLand Mall Trust	84,900	112,512
CapitaLand, Ltd.	84,400	178,133
City Developments, Ltd.	14,900	83,783
ComfortDelGro Corp., Ltd.	71,200	82,553
DBS Group Holdings, Ltd.	59,000	827,004
Genting Singapore, Ltd.	198,700	109,213
Jardine Cycle & Carriage, Ltd.	3,200	45,134
Keppel Corp., Ltd.	47,800	201,260
Mapletree Commercial Trust	70,600	96,991
Oversea-Chinese Banking Corp., Ltd.	108,700	694,936
SATS, Ltd.	22,200	50,960
Sembcorp Industries, Ltd.	32,300	36,984
Singapore Airlines, Ltd.	17,700	75,826
Singapore Exchange, Ltd.	26,400	180,161
Singapore Press Holdings, Ltd.	52,600	56,324
Singapore Technologies Engineering, Ltd.	51,300	123,555
Singapore Telecommunications, Ltd.	268,300	533,897
Suntec Real Estate Investment Trust	64,400	63,170
United Overseas Bank, Ltd.	41,400	591,463
UOL Group, Ltd.	15,200	73,396
Venture Corp., Ltd.	9,000	100,818
Wilmar International, Ltd.	63,100	159,161
Yangzijiang Shipbuilding Holdings, Ltd.	78,400	54,540

		4,829,654

Spain — 2.0%
ACS Actividades de Construccion y Servicios SA	8,396	209,834
Aena SME SA*	2,218	280,751
Amadeus IT Group SA	14,172	682,886
Banco Bilbao Vizcaya Argentaria SA	219,113	718,371
Banco de Sabadell SA	184,908	76,748
Banco Santander SA	546,088	1,221,011
Bankia SA	40,347	41,127
Bankinter SA	22,154	91,499
CaixaBank SA	117,933	212,377
Cellnex Telecom SA*	8,232	431,662
Enagas SA	8,179	190,978
Endesa SA	10,438	231,811
Ferrovial SA	16,039	401,199
Grifols SA	9,802	333,958
Iberdrola SA	202,289	2,027,860
Industria de Diseno Textil SA	35,846	914,439
Mapfre SA	35,419	64,920
Naturgy Energy Group SA	9,702	171,451
Red Electrica Corp. SA	14,224	250,421
Repsol SA	46,540	424,772
Siemens Gamesa Renewable Energy SA	7,834	116,672
Telefonica SA	153,557	700,614

		9,795,361

SupraNational — 0.1%
HK Electric Investments & HK Electric Investments, Ltd.	87,000	89,371
HKT Trust & HKT, Ltd.	124,000	199,678
Unibail-Rodamco-Westfield (Euronext Amsterdam)	4,547	267,993

		557,042

Sweden — 2.1%
Alfa Laval AB†	10,338	193,972
Assa Abloy AB, Class B	32,936	593,031
Atlas Copco AB, Class A	22,064	765,506
Atlas Copco AB, Class B	12,826	400,382
Boliden AB	8,988	184,009
Electrolux AB, Series B	7,412	102,186
Epiroc AB, Class A	21,644	217,206
Epiroc AB, Class B	12,827	127,060
Essity AB, Class B†	19,930	647,539
Hennes & Mauritz AB, Class B	26,400	367,456
Hexagon AB, Class B†	8,645	430,437
Husqvarna AB, Class B	13,733	83,092
ICA Gruppen AB	2,974	129,793
Industrivarden AB, Class C†	5,489	113,514
Investor AB, Class B	14,968	751,800
Kinnevik AB, Class B†	7,950	164,212
L E Lundbergforetagen AB, Class B	2,498	105,329
Lundin Petroleum AB	6,107	158,376
Sandvik AB†	37,098	573,657
Securitas AB, Class B	10,290	121,523
Skandinaviska Enskilda Banken AB, Class A†	53,482	439,463
Skanska AB, Class B†	11,178	213,912
SKF AB, Class B	12,504	198,858
Svenska Handelsbanken AB, Class A†	51,110	472,132
Swedbank AB, Class A†	29,759	351,223
Swedish Match AB	5,585	346,017
Tele2 AB, Class B	16,410	212,544
Telefonaktiebolaget LM Ericsson, Class B	100,962	878,833
Telia Co AB	89,914	310,524
Volvo AB, Class B	48,830	629,741

		10,283,327

Switzerland — 8.7%
ABB, Ltd.	60,560	1,151,161
Adecco Group AG	5,099	223,773
Alcon, Inc.†	13,650	721,161
Baloise Holding AG	1,604	240,404
Barry Callebaut AG	99	194,165
Chocoladefabriken Lindt & Spruengli AG	3	251,287
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	35	273,063
Cie Financiere Richemont SA	17,153	975,625
Clariant AG	6,545	121,282
Coca-Cola HBC AG	6,566	166,801
Credit Suisse Group AG	83,993	760,641
Dufry AG	1,329	43,364
EMS-Chemie Holding AG	269	174,507
Geberit AG	1,217	546,542
Givaudan SA	303	1,015,812
Julius Baer Group, Ltd.	7,355	288,734
Kuehne & Nagel International AG	1,775	254,132

LafargeHolcim, Ltd.	16,192	672,553
Lonza Group AG	2,447	1,069,480
Nestle SA	97,794	10,330,574
Novartis AG	70,594	6,022,097
Pargesa Holding SA	1,269	90,337
Partners Group Holding AG	614	484,019
Roche Holding AG	23,087	8,030,318
Schindler Holding AG (Participation Certificate)	1,338	297,614
Schindler Holding AG	661	141,889
SGS SA	199	450,959
Sika AG	4,193	694,501
Sonova Holding AG	1,799	325,171
Straumann Holding AG	339	257,588
Swatch Group AG (TRQX)	1,731	67,487
Swatch Group AG (XEGT)	950	190,372
Swiss Life Holding AG	1,104	391,581
Swiss Prime Site AG	2,496	237,300
Swiss Re AG	9,683	699,676
Swisscom AG	851	442,675
Temenos AG	2,150	280,160
UBS Group AG	126,812	1,360,441
Vifor Pharma AG	1,495	224,903
Zurich Insurance Group AG	4,916	1,567,111

		41,731,260

United Kingdom — 11.8%
3i Group PLC	31,975	316,177
Admiral Group PLC	6,273	184,258
Anglo American PLC	33,840	604,209
Antofagasta PLC	12,959	132,902
Ashtead Group PLC	14,969	410,758
Associated British Foods PLC	11,707	279,332
AstraZeneca PLC	43,111	4,522,536
Auto Trader Group PLC*	30,333	175,406
AVEVA Group PLC	2,123	95,578
Aviva PLC	128,723	392,561
BAE Systems PLC	105,316	675,134
Barclays PLC	567,558	758,239
Barratt Developments PLC	33,459	219,016
Berkeley Group Holdings PLC	3,930	207,292
BHP Group PLC	69,405	1,165,627
BP PLC	666,082	2,630,131
British American Tobacco PLC	75,378	2,927,279
British Land Co. PLC	28,928	147,564
BT Group PLC	276,027	403,884
Bunzl PLC	11,067	241,019
Burberry Group PLC	13,427	235,401
Carnival PLC	5,158	71,001
Centrica PLC	191,217	96,220
Coca-Cola European Partners PLC	7,501	297,340
Compass Group PLC	52,131	878,317
Croda International PLC	4,235	260,633
Diageo PLC	77,119	2,673,284
Direct Line Insurance Group PLC	45,184	155,256
easyJet PLC	5,221	39,726
Evraz PLC	16,699	55,889
G4S PLC	50,988	70,226
GlaxoSmithKline PLC	163,941	3,432,296
Halma PLC	12,476	328,767
Hargreaves Lansdown PLC	10,911	198,189
HSBC Holdings PLC	667,491	3,446,944
Imperial Brands PLC	31,105	658,332
Informa PLC	41,135	226,880
InterContinental Hotels Group PLC	5,683	259,083
Intertek Group PLC	5,304	317,679
ITV PLC	119,052	114,830
J Sainsbury PLC	58,167	145,252
JD Sports Fashion PLC	14,392	96,060
Johnson Matthey PLC	6,360	159,810
Kingfisher PLC	69,341	137,534
Land Securities Group PLC	23,147	193,189
Legal & General Group PLC	196,018	506,045
Lloyds Banking Group PLC	2,301,722	936,197
London Stock Exchange Group PLC	10,344	972,307
M&G PLC	85,436	142,478
Marks & Spencer Group PLC	64,081	74,411
Meggitt PLC	25,544	89,976
Melrose Industries PLC	159,647	200,968
Micro Focus International PLC	10,955	66,537
Mondi PLC	15,956	283,757
National Grid PLC	114,380	1,346,333
Next PLC	4,378	260,883
NMC Health PLC ADR	3,089	1,050
Ocado Group PLC†	14,917	301,711
Pearson PLC	25,699	148,545
Persimmon PLC	10,473	291,241
Prudential PLC	85,440	1,216,915
Reckitt Benckiser Group PLC	23,312	1,947,987
RELX PLC	63,708	1,442,853
Rentokil Initial PLC	60,771	363,401
Rio Tinto PLC	36,998	1,719,542
Rolls-Royce Holdings PLC	57,109	237,706
Royal Bank of Scotland Group PLC	158,967	221,644
Royal Dutch Shell PLC, Class A	137,377	2,296,675
Royal Dutch Shell PLC, Class B	122,698	1,991,626
RSA Insurance Group PLC	33,901	154,422
Sage Group PLC	35,787	288,724
Schroders PLC	4,085	136,704
Segro PLC	36,037	376,886
Severn Trent PLC	7,819	235,601
Smith & Nephew PLC	28,752	564,803
Smiths Group PLC	13,019	203,705
Spirax-Sarco Engineering PLC	2,421	266,406
SSE PLC	34,003	535,927
St James’s Place PLC	17,554	188,472
Standard Chartered PLC	89,276	458,790
Standard Life Aberdeen PLC	77,173	215,222
Taylor Wimpey PLC	107,780	199,866
Tesco PLC	321,824	953,812
Unilever PLC	36,448	1,884,434
United Utilities Group PLC	22,408	254,890
Vodafone Group PLC	879,646	1,243,856
Weir Group PLC	8,531	102,169
Whitbread PLC	4,394	165,130
WM Morrison Supermarkets PLC	79,003	182,250

		56,709,897

United States — 0.0%
International Flavors & Fragrances, Inc.	1	114

Total Common Stocks (cost $440,170,639)		395,949,405

EXCHANGE-TRADED FUNDS — 4.1%
United States — 4.1%
iShares MSCI EAFE ETF (cost $23,303,941)	350,000	19,799,500

Total Long-Term Investment Securities (cost $463,474,580)		415,748,905

SHORT-TERM INVESTMENT SECURITIES — 1.6%
United States Treasury Bills
0.06% due 07/02/2020(1)	$280,000	279,956
0.11% due 12/31/2020(1)	1,800,000	1,798,338
0.14% due 06/09/2020(1)	400,000	399,964
0.16% due 08/20/2020(1)	400,000	399,866
0.17% due 12/31/2020(1)	1,500,000	1,498,615
0.21% due 05/28/2020(1)	250,000	249,990
0.22% due 09/10/2020(1)	450,000	449,823
0.34% due 08/13/2020(1)	400,000	399,879
0.54% due 05/05/2020(1)	450,000	449,998
1.52% due 07/30/2020(1)	1,000,000	999,762
1.53% due 05/07/2020(1)	920,000	919,991

Total Short-Term Investment Securities (cost $7,841,843)		7,846,182

REPURCHASE AGREEMENTS — 11.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 04/30/2020, to be repurchased 05/01/2020 in the amount of $55,831,000 and collateralized by $54,315,000 of United States Treasury Notes, bearing interest at 2.13%, due 05/15/2022 and having an approximate value of $56,948,680 (cost $55,831,000)	55,831,000	55,831,000

TOTAL INVESTMENTS — (cost $527,147,423)	99.5%	479,426,087
Other assets less liabilities	0.5	2,621,923

NET ASSETS	100.0%	$482,048,010

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2020, the aggregate value of these securities was $4,328,307 representing 0.9% of net assets.

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

FDR — Fiduciary Depositary Receipt

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

TRQX — Turquoise Stock Exchange

XEGT — Equiduct Stock Exchange

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
806	Long	MSCI EAFE Index	June 2020	$58,707,987	$66,023,490	$7,315,503

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Repurchase Agreements	11.6%
Medical-Drugs	8.7
Banks-Commercial	3.8
Exchange-Traded Funds	4.1
Diversified Banking Institutions	3.5
Food-Misc./Diversified	2.7
Oil Companies-Integrated	2.6
Auto-Cars/Light Trucks	2.5
Cosmetics & Toiletries	2.2
Insurance-Life/Health	2.1
Telephone-Integrated	2.0
Electric-Integrated	1.8
U.S. Government Treasuries	1.6
Food-Retail	1.2
Semiconductor Equipment	1.2
Cellular Telecom	1.2
Medical Products	1.2
Transport-Rail	1.2
Insurance-Multi-line	1.0
Chemicals-Diversified	1.0
Electronic Components-Misc.	1.0
Tobacco	1.0
Industrial Automated/Robotic	1.0
Finance-Other Services	1.0
Chemicals-Specialty	1.0
Real Estate Investment Trusts	0.9
Enterprise Software/Service	0.9
Real Estate Operations & Development	0.9
Beverages-Wine/Spirits	0.8
Medical-Biomedical/Gene	0.8
Commercial Services	0.8
Import/Export	0.8
Retail-Apparel/Shoe	0.8
Metal-Diversified	0.7
Brewery	0.7
Textile-Apparel	0.7
Diversified Minerals	0.7
Audio/Video Products	0.7
Building-Heavy Construction	0.7
Computer Services	0.7
Machinery-Electrical	0.7
Gas-Distribution	0.6
Machinery-General Industrial	0.6
Insurance-Property/Casualty	0.6
Diversified Manufacturing Operations	0.6
Soap & Cleaning Preparation	0.6
Real Estate Management/Services	0.6
Apparel Manufacturers	0.6
Transport-Services	0.5
Aerospace/Defense-Equipment	0.5
Food-Dairy Products	0.5
Electronic Components-Semiconductors	0.5
Building & Construction Products-Misc.	0.4
Insurance-Reinsurance	0.4
Industrial Gases	0.4
Electric-Distribution	0.4
Internet Content-Information/News	0.4
Toys	0.4
Building Products-Cement	0.4
Power Converter/Supply Equipment	0.4
Commercial Services-Finance	0.4
Building & Construction-Misc.	0.4
Paper & Related Products	0.4
Building-Residential/Commercial	0.3
Auto/Truck Parts & Equipment-Original	0.3
Investment Companies	0.3
Human Resources	0.3
Rubber-Tires	0.3
Machinery-Construction & Mining	0.3
Office Automation & Equipment	0.3
Athletic Footwear	0.3
Medical Instruments	0.3
Retail-Building Products	0.3
Telecom Services	0.3
Aerospace/Defense	0.3
Food-Catering	0.3
Public Thoroughfares	0.3
Water	0.3
Medical Labs & Testing Services	0.2
Oil Refining & Marketing	0.2
Retail-Jewelry	0.2
Oil Companies-Exploration & Production	0.2
Optical Supplies	0.2
Instruments-Controls	0.2
Dialysis Centers	0.2
Building Products-Air & Heating	0.2
Casino Hotels	0.2
Diversified Operations	0.2
Semiconductor Components-Integrated Circuits	0.2
Multimedia	0.2
Steel-Producers	0.2
Coatings/Paint	0.2
Networking Products	0.2
Private Equity	0.2
Resorts/Theme Parks	0.2
Distribution/Wholesale	0.2
Computers-Integrated Systems	0.2
Finance-Investment Banker/Broker	0.2
Electronic Measurement Instruments	0.2
Retail-Discount	0.2
Food-Confectionery	0.2
Entertainment Software	0.2
Electric-Transmission	0.2
Electric-Generation	0.1
Investment Management/Advisor Services	0.1
Airport Development/Maintenance	0.1
Beverages-Non-alcoholic	0.1
Security Services	0.1
Auto-Heavy Duty Trucks	0.1
Electric Products-Misc.	0.1
Finance-Leasing Companies	0.1
Machinery-Farming	0.1
Wireless Equipment	0.1
Hotels/Motels	0.1
Publishing-Periodicals	0.1
Energy-Alternate Sources	0.1
Computer Aided Design	0.1
Electronic Security Devices	0.1
Gambling (Non-Hotel)	0.1
Computer Data Security	0.1
Web Portals/ISP	0.1
E-Commerce/Products	0.1
E-Commerce/Services	0.1
Advertising Services	0.1
Gold Mining	0.1
Building-Maintenance & Services	0.1
Machine Tools & Related Products	0.1
Casino Services	0.1
Rental Auto/Equipment	0.1
Pipelines	0.1
Miscellaneous Manufacturing	0.1
Fisheries	0.1
Medical-Generic Drugs	0.1
Diagnostic Equipment	0.1
Diversified Operations/Commercial Services	0.1

Bicycle Manufacturing	0.1
Metal-Iron	0.1
Machinery-Material Handling	0.1
Telecommunication Equipment	0.1
Advertising Agencies	0.1
Respiratory Products	0.1
Diagnostic Kits	0.1
Food-Meat Products	0.1
Gas-Transportation	0.1
Applications Software	0.1
Electronics-Military	0.1
MRI/Medical Diagnostic Imaging	0.1
Tools-Hand Held	0.1
Metal Products-Distribution	0.1
Medical-Hospitals	0.1
Internet Security	0.1
Leisure Products	0.1

99.5%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$—	$24,564,581	#	$—	$24,564,581
Other Countries	2,773,848	368,610,976	**	—	371,384,824
Exchange-Traded Funds	19,799,500	—		—	19,799,500
Short-Term Investment Securities	—	7,846,182		—	7,846,182
Repurchase Agreements	—	55,831,000		—	55,831,000

Total Investments at Value	$22,573,348	$456,852,739		$—	$479,426,087

Other Financial Instruments:+
Futures Contracts	$7,315,503	$—		$—	$7,315,503

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
#	Amount includes $24,118,153 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Invesco Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 97.4%
Aerospace/Defense-Equipment — 0.6%
Aerojet Rocketdyne Holdings, Inc.†	42,728	$1,757,830

Applications Software — 6.0%
Cloudflare, Inc., Class A†	75,900	1,788,204
Five9, Inc.†	25,520	2,364,938
HubSpot, Inc.†	24,856	4,191,467
Nuance Communications, Inc.†	111,774	2,257,835
RealPage, Inc.†	57,251	3,692,117
Smartsheet, Inc., Class A†	41,093	2,166,423

		16,460,984

Athletic Equipment — 0.6%
Fox Factory Holding Corp.†	34,769	1,773,567

Auto/Truck Parts & Equipment-Original — 0.4%
Visteon Corp.†	17,162	1,034,869

Banks-Commercial — 0.9%
SVB Financial Group†	12,699	2,453,066

Brewery — 0.9%
Boston Beer Co., Inc., Class A†	5,035	2,348,878

Building & Construction Products-Misc. — 1.2%
Armstrong World Industries, Inc.	23,825	1,836,431
Builders FirstSource, Inc.†	75,868	1,392,178

		3,228,609

Building Products-Cement — 0.6%
Martin Marietta Materials, Inc.	8,811	1,676,117

Building-Maintenance & Services — 0.5%
ServiceMaster Global Holdings, Inc.†	43,883	1,494,216

Casino Services — 0.8%
Eldorado Resorts, Inc.†	107,185	2,298,046

Chemicals-Specialty — 0.8%
Element Solutions, Inc.†	225,589	2,312,287

Coatings/Paint — 0.7%
Axalta Coating Systems, Ltd.†	102,265	2,018,711

Commercial Services — 1.1%
Morningstar, Inc.	19,937	3,109,375

Commercial Services-Finance — 1.4%
Avalara, Inc.†	17,558	1,569,159
Clarivate Analytics PLC†	99,085	2,276,973

		3,846,132

Computer Data Security — 1.1%
Qualys, Inc.†	29,751	3,136,945

Computers-Integrated Systems — 0.6%
Cubic Corp.	40,838	1,560,420

Computers-Other — 0.1%
Kornit Digital, Ltd.†	5,780	191,751

Containers-Paper/Plastic — 0.5%
Berry Global Group, Inc.†	37,665	1,498,690

Data Processing/Management — 1.0%
Fair Isaac Corp.†	7,964	2,810,814

Diagnostic Equipment — 4.0%
10X Genomics, Inc., Class A†	30,510	2,436,834
Avantor, Inc.†	160,814	2,703,283
Repligen Corp.†	49,275	5,723,291

		10,863,408

Diagnostic Kits — 0.8%
Natera, Inc.†	58,275	2,158,506

Disposable Medical Products — 0.4%
CONMED Corp.	14,422	1,065,930

Distribution/Wholesale — 3.0%
G-III Apparel Group, Ltd.†	56,998	645,787
IAA, Inc.†	52,469	2,025,304
KAR Auction Services, Inc.	92,195	1,381,081
Pool Corp.	9,893	2,093,952
SiteOne Landscape Supply, Inc.†	25,154	2,229,399

		8,375,523

Diversified Manufacturing Operations — 0.9%
Fabrinet†	37,541	2,355,698

Drug Delivery Systems — 1.3%
DexCom, Inc.†	11,000	3,687,200

E-Commerce/Products — 1.2%
Etsy, Inc.†	51,320	3,329,128

E-Commerce/Services — 0.8%
Lyft, Inc., Class A†	67,918	2,229,748

Electric Products-Misc. — 0.8%
Littelfuse, Inc.	15,452	2,244,248

Electronic Components-Misc. — 0.6%
OSI Systems, Inc.†	22,341	1,617,042

Electronic Components-Semiconductors — 5.2%
IPG Photonics Corp.†	15,246	1,971,765
Lattice Semiconductor Corp.†	162,928	3,667,509
Monolithic Power Systems, Inc.	14,180	2,834,724
Semtech Corp.†	64,046	2,897,441
Silicon Laboratories, Inc.†	31,201	3,033,361

		14,404,800

Electronic Measurement Instruments — 1.7%
Mesa Laboratories, Inc.	10,004	2,380,952
Trimble, Inc.†	65,589	2,271,347

		4,652,299

Electronics-Military — 0.9%
Mercury Systems, Inc.†	26,700	2,380,572

Energy-Alternate Sources — 0.9%
Enphase Energy, Inc.†	52,743	2,469,955

Engineering/R&D Services — 1.1%
AECOM†	65,474	2,374,087
KBR, Inc.	28,987	587,277

		2,961,364

Enterprise Software/Service — 4.2%
Black Knight, Inc.†	28,641	2,021,195
Blackline, Inc.†	46,129	2,801,876
Guidewire Software, Inc.†	27,525	2,500,371
LivePerson, Inc.†	61,717	1,477,505
Pegasystems, Inc.	32,757	2,739,140
SailPoint Technologies Holdings, Inc.†	5,880	109,309

		11,649,396

Finance-Consumer Loans — 0.6%
LendingTree, Inc.†	6,594	1,644,346

Finance-Other Services — 1.1%
Cboe Global Markets, Inc.	31,378	3,118,346

Food-Misc./Diversified — 0.7%
Lancaster Colony Corp.	13,694	1,843,623

Footwear & Related Apparel — 0.5%
Steven Madden, Ltd.	52,355	1,312,540

Hazardous Waste Disposal — 0.7%
Clean Harbors, Inc.†	35,533	1,898,528

Healthcare Safety Devices — 1.2%
Tandem Diabetes Care, Inc.†	40,860	3,259,811

Insurance Brokers — 1.3%
eHealth, Inc.†	30,842	3,290,841
Goosehead Insurance, Inc., Class A†	4,268	239,606

		3,530,447

Internet Application Software — 2.1%
Anaplan, Inc.†	48,963	2,000,628
Zendesk, Inc.†	49,663	3,818,092

		5,818,720

Internet Connectivity Services — 0.7%
Cogent Communications Holdings, Inc.	24,317	2,038,494

Investment Management/Advisor Services — 1.1%
LPL Financial Holdings, Inc.	48,166	2,900,557

Lasers-System/Components — 0.7%
II-VI, Inc.†	54,652	1,881,122

Machine Tools & Related Products — 0.6%
Kennametal, Inc.	69,013	1,767,423

Machinery-Electrical — 0.7%
BWX Technologies, Inc.	38,376	2,036,231

Machinery-General Industrial — 1.2%
Nordson Corp.	14,629	2,353,952
Welbilt, Inc.†	209,842	1,034,521

		3,388,473

Medical Instruments — 2.2%
Bio-Techne Corp.	17,888	4,024,800
Bruker Corp.	49,457	1,944,649

		5,969,449

Medical Labs & Testing Services — 3.3%
Catalent, Inc.†	76,870	5,315,561
Syneos Health, Inc.†	68,242	3,807,221

		9,122,782

Medical Products — 5.3%
AtriCure, Inc.†	65,634	2,830,138
Haemonetics Corp.†	21,193	2,411,340
iRhythm Technologies, Inc.†	26,475	2,796,819
Masimo Corp.†	14,671	3,138,274
Penumbra, Inc.†	19,226	3,409,154

		14,585,725

Medical-Biomedical/Gene — 2.0%
Abcam PLC	136,887	2,191,256
NeoGenomics, Inc.†	80,856	2,210,603
Sage Therapeutics, Inc.†	31,372	1,222,880

		5,624,739

Medical-Drugs — 1.7%
Horizon Therapeutics PLC†	69,596	2,508,240
PRA Health Sciences, Inc.†	23,366	2,254,819

		4,763,059

Medical-Outpatient/Home Medical — 1.8%
LHC Group, Inc.†	37,396	4,861,106

Metal Processors & Fabrication — 0.6%
Timken Co.	44,039	1,654,986

Miscellaneous Manufacturing — 0.4%
John Bean Technologies Corp.	13,121	1,006,906

Patient Monitoring Equipment — 0.9%
CareDx, Inc.†	96,385	2,446,251

Power Converter/Supply Equipment — 0.7%
Generac Holdings, Inc.†	19,539	1,903,880

Racetracks — 0.8%
Penn National Gaming, Inc.†	121,910	2,172,436

Real Estate Investment Trusts — 2.3%
CoreSite Realty Corp.	18,590	2,252,922
EastGroup Properties, Inc.	19,625	2,080,250
Physicians Realty Trust	124,067	1,913,113

		6,246,285

Retail-Discount — 0.8%
Ollie’s Bargain Outlet Holdings, Inc.†	31,774	2,157,772

Retail-Floor Coverings — 0.8%
Floor & Decor Holdings, Inc., Class A†	51,279	2,174,230

Retail-Misc./Diversified — 0.8%
Five Below, Inc.†	23,193	2,091,081

Retail-Restaurants — 3.2%
Dunkin’ Brands Group, Inc.	31,850	2,001,454
Texas Roadhouse, Inc.	29,805	1,403,517
Wendy’s Co.	111,671	2,217,786
Wingstop, Inc.	26,555	3,114,105

		8,736,862

Satellite Telecom — 0.8%
Iridium Communications, Inc.†	101,536	2,285,068

Schools — 1.8%
Bright Horizons Family Solutions, Inc.†	23,262	2,708,860
Strategic Education, Inc.	13,326	2,122,832

		4,831,692

Security Services — 0.7%
Brink’s Co.	37,562	1,920,169

Semiconductor Components-Integrated Circuits — 0.9%
Power Integrations, Inc.	24,916	2,550,153

Semiconductor Equipment — 0.8%
MKS Instruments, Inc.	22,306	2,235,730

Therapeutics — 0.9%
Neurocrine Biosciences, Inc.†	23,995	2,354,869

Transport-Truck — 1.0%
Knight-Swift Transportation Holdings, Inc.	37,612	1,398,414
Old Dominion Freight Line, Inc.	10,010	1,454,353

		2,852,767

Water Treatment Systems — 0.8%
Evoqua Water Technologies Corp.†	127,702	2,049,617

Web Hosting/Design — 1.3%
Q2 Holdings, Inc.†	43,371	3,457,536

TOTAL INVESTMENTS (cost $243,010,983)	97.4%	267,949,935
Other assets less liabilities	2.6	7,199,405

NET ASSETS	100.0%	$275,149,340

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$265,758,679	$2,191,256	**	$—	$267,949,935

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 67.0%
Aerospace/Defense — 1.8%
General Dynamics Corp.	201,052	$26,261,412

Agricultural Biotech — 1.5%
Corteva, Inc.	806,863	21,131,742

Agricultural Chemicals — 0.6%
Nutrien, Ltd.	224,557	8,018,930

Apparel Manufacturers — 0.7%
Capri Holdings, Ltd.†	663,582	10,119,625

Auto-Cars/Light Trucks — 1.7%
General Motors Co.	1,077,337	24,013,842

Banks-Commercial — 2.6%
Citizens Financial Group, Inc.	792,494	17,743,941
Truist Financial Corp.	518,951	19,367,251

		37,111,192

Banks-Super Regional — 2.2%
PNC Financial Services Group, Inc.	227,168	24,232,011
Wells Fargo & Co.	256,445	7,449,727

		31,681,738

Building Products-Air & Heating — 1.3%
Johnson Controls International PLC	649,316	18,901,589

Cable/Satellite TV — 1.9%
Charter Communications, Inc., Class A†	24,489	12,127,688
Comcast Corp., Class A	385,675	14,512,950

		26,640,638

Cellular Telecom — 1.2%
Vodafone Group PLC	12,390,748	17,521,034

Chemicals-Diversified — 1.2%
Dow, Inc.	251,284	9,219,610
DuPont de Nemours, Inc.	175,243	8,239,926

		17,459,536

Computer Services — 1.8%
Cognizant Technology Solutions Corp., Class A	456,039	26,459,383

Computers — 1.4%
Apple, Inc.(1)	66,938	19,666,384

Diversified Banking Institutions — 8.7%
Bank of America Corp.(1)	1,318,570	31,711,609
Citigroup, Inc.(1)	638,873	31,023,673
Goldman Sachs Group, Inc.	133,471	24,481,251
JPMorgan Chase & Co.	141,369	13,537,495
Morgan Stanley	598,635	23,604,178

		124,358,206

Diversified Manufacturing Operations — 1.6%
Textron, Inc.	313,467	8,262,990
Trane Technologies PLC	163,984	14,335,481

		22,598,471

E-Commerce/Services — 0.8%
Booking Holdings, Inc.†	8,187	12,121,427

Electric-Integrated — 1.9%
Duke Energy Corp.	81,177	6,872,445
Exelon Corp.	266,660	9,887,753
FirstEnergy Corp.	252,334	10,413,824

		27,174,022

Electronic Components-Semiconductors — 1.3%
Intel Corp.	311,733	18,697,745

Enterprise Software/Service — 1.5%
Oracle Corp.	399,683	21,171,209

Finance-Investment Banker/Broker — 0.5%
Charles Schwab Corp.	200,456	7,561,200

Food-Confectionery — 0.8%
Mondelez International, Inc., Class A	222,081	11,423,847

Food-Misc./Diversified — 0.5%
Kellogg Co.	100,766	6,600,173

Food-Wholesale/Distribution — 1.6%
Sysco Corp.	201,023	11,311,564
US Foods Holding Corp.†	578,457	12,436,826

		23,748,390

Insurance Brokers — 0.9%
Willis Towers Watson PLC	72,828	12,984,504

Insurance-Life/Health — 1.5%
Equitable Holdings, Inc.	477,842	8,754,065
Voya Financial, Inc.	285,734	12,906,605

		21,660,670

Medical Instruments — 1.9%
Alcon, Inc.†	150,016	7,925,692
Medtronic PLC	198,640	19,393,223

		27,318,915

Medical Products — 1.0%
Zimmer Biomet Holdings, Inc.	118,259	14,155,602

Medical-Drugs — 6.1%
Bristol-Myers Squibb Co.(1)	384,036	23,353,229
GlaxoSmithKline PLC	400,212	8,378,906
Johnson & Johnson	186,393	27,966,406
Pfizer, Inc.	341,570	13,102,625
Sanofi	151,659	14,837,351

		87,638,517

Medical-HMO — 1.5%
Anthem, Inc.	74,741	20,982,041

Medical-Wholesale Drug Distribution — 1.1%
McKesson Corp.	115,465	16,309,431

Networking Products — 0.5%
Cisco Systems, Inc.	167,263	7,088,606

Oil Companies-Exploration & Production — 1.5%
Canadian Natural Resources, Ltd.	339,122	5,679,036
Devon Energy Corp.	689,177	8,594,037
Marathon Oil Corp.	1,154,747	7,067,052

		21,340,125

Oil Companies-Integrated — 2.9%
BP PLC	2,929,208	11,566,443
Chevron Corp.	208,352	19,168,384
Royal Dutch Shell PLC, Class A	674,906	11,283,108

		42,017,935

Pharmacy Services — 1.0%
CVS Health Corp.(1)	226,339	13,931,165

Retail-Building Products — 0.5%
Kingfisher PLC	3,540,304	7,021,999

Retail-Major Department Stores — 0.6%
TJX Cos., Inc.	171,864	8,429,929

Semiconductor Components-Integrated Circuits — 2.2%
NXP Semiconductors NV	124,212	12,367,789
QUALCOMM, Inc.	236,956	18,641,328

		31,009,117

Telecom Equipment-Fiber Optics — 0.6%
Corning, Inc.	371,287	8,172,027

Tobacco — 2.3%
Philip Morris International, Inc.	448,186	33,434,676

Transport-Rail — 1.8%
CSX Corp.(1)	395,276	26,179,129

Total Common Stocks (cost $997,339,393)		960,116,123

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Investment Management/Advisor Services — 0.1%
AMG Capital Trust II 5.15%	40,900	1,636,000

Pipelines — 0.0%
El Paso Energy Capital Trust I 4.75%	800	35,384

Total Convertible Preferred Securities (cost $2,502,039)		1,671,384

PREFERRED SECURITIES — 0.0%
Banks-Super Regional — 0.0%
Wells Fargo & Co. Series Q 5.85% (cost $30,000)	1,200	30,348

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.0%
Diversified Banking Institutions — 0.0%
JPMorgan Chase & Co. Series V 4.75% due 07/01/2020(2) (cost $200,000)	$200,000	174,500

U.S. CONVERTIBLE BONDS & NOTES — 8.1%
Applications Software — 0.4%
Nuance Communications, Inc. Senior Notes 1.00% due 12/15/2035	1,803,000	1,876,247
Nuance Communications, Inc. Senior Notes 1.25% due 04/01/2025	1,775,000	2,138,875
RealPage, Inc. Senior Notes 1.50% due 11/15/2022	626,000	1,002,515

		5,017,637

Broadcast Services/Program — 0.0%
Liberty Media Corp. - Liberty Formula One Senior Notes 1.00% due 01/30/2023	440,000	464,788

Cable/Satellite TV — 1.0%
DISH Network Corp. Senior Notes 3.38% due 08/15/2026	9,179,000	7,440,497
Liberty Media Corp. Senior Notes 1.38% due 10/15/2023	6,373,000	6,659,888
Liberty Media Corp. Senior Notes 2.25% due 09/30/2046	1,658,072	801,015

		14,901,400

Commercial Services-Finance — 0.0%
Euronet Worldwide, Inc. Senior Notes 0.75% due 03/15/2049	684,000	620,324

Computers-Memory Devices — 0.3%
SanDisk LLC Company Guar. Notes 0.50% due 10/15/2020	2,198,000	1,880,807
Western Digital Corp. Company Guar. Notes 1.50% due 02/01/2024	2,183,000	2,003,998

		3,884,805

Diversified Banking Institutions — 0.2%
BofA Finance LLC Bank Guaranteed Notes 0.13% due 09/01/2022	2,714,000	2,808,179

Drug Delivery Systems — 0.5%
Dexcom, Inc. Senior Notes 0.75% due 12/01/2023	3,329,000	7,012,276

E-Commerce/Services — 0.5%
Booking Holdings, Inc. Senior Notes 0.75% due 05/01/2025*	514,000	579,947
IAC Financeco 3, Inc. Company Guar. Notes 2.00% due 01/15/2030*	3,984,000	4,160,890
Priceline Group, Inc. Senior Notes 0.90% due 09/15/2021	1,830,000	1,850,237

		6,591,074

Electronic Components-Semiconductors — 0.6%
Cree, Inc. Senior Notes 0.88% due 09/01/2023	2,200,000	2,220,625
Cree, Inc. Senior Notes 1.75% due 05/01/2026*	2,011,000	2,291,299
Microchip Technology, Inc. Senior Sub. Notes 1.63% due 02/15/2027	1,720,000	2,149,450
ON Semiconductor Corp. Company Guar. Notes 1.00% due 12/01/2020	1,666,000	1,751,044
Silicon Laboratories, Inc. Senior Notes 1.38% due 03/01/2022	510,000	612,215

		9,024,633

Enterprise Software/Service — 0.2%
Workday, Inc. Senior Notes 0.25% due 10/01/2022	2,245,000	2,746,275

Finance-Investment Banker/Broker — 0.4%
GS Finance Corp. Senior Notes 0.25% due 07/08/2024(3)	5,346,000	5,136,807

Finance-Other Services — 1.9%
Convertible Trust - Consumer Series 2018-1 Senior Notes 0.25% due 01/17/2024(3)	6,174,000	6,156,713
Convertible Trust - Energy Series 2019-1 Senior Notes 0.33% due 09/19/2024(3)	6,944,000	6,915,530
Convertible Trust - Healthcare Series 2018-1 Senior Notes 0.25% due 02/05/2024(3)	6,038,000	6,320,578
Convertible Trust - Media Series 2019-1 Senior Notes 0.25% due 12/04/2024(3)	6,944,000	7,193,984

		26,586,805

Internet Security — 0.2%
FireEye, Inc. Senior Notes Series A 1.00% due 06/01/2035	1,641,000	1,617,666
FireEye, Inc. Senior Notes Series B 1.63% due 06/01/2035	1,663,000	1,547,669

		3,165,335

Medical Instruments — 0.3%
Integra LifeSciences Holdings Corp. Senior Notes 0.50% due 08/15/2025*	2,227,000	2,091,774
NuVasive, Inc. Senior Notes 2.25% due 03/15/2021	1,978,000	2,278,656

		4,370,430

Medical Products — 0.3%
Wright Medical Group, Inc. Company Guar. Notes 1.63% due 06/15/2023	4,222,000	4,315,400

Medical-Biomedical/Gene — 0.2%
BioMarin Pharmaceutical, Inc. Senior Sub. Notes 1.50% due 10/15/2020	2,388,000	2,579,188

Medical-Drugs — 0.1%
Pacira Pharmaceuticals, Inc. Senior Notes 2.38% due 04/01/2022	971,000	983,854
Supernus Pharmaceuticals, Inc. Senior Notes 0.63% due 04/01/2023	1,171,000	999,741

		1,983,595

Oil-Field Services — 0.1%
Helix Energy Solutions Group, Inc. Senior Notes 4.25% due 05/01/2022	830,000	666,110
Oil States International, Inc. Senior Notes 1.50% due 02/15/2023	1,585,000	575,890

		1,242,000

Telecom Equipment-Fiber Optics — 0.4%
Finisar Corp. Company Guar. Notes 0.50% due 12/15/2036	855,000	869,661
Viavi Solutions, Inc. Senior Notes 1.00% due 03/01/2024	1,625,000	1,823,047
Viavi Solutions, Inc. Senior Notes 1.75% due 06/01/2023	2,411,000	2,650,593

		5,343,301

Telephone-Integrated — 0.2%
GCI Liberty, Inc. Senior Notes 1.75% due 09/30/2046*	2,371,000	3,267,663

Theaters — 0.1%
Live Nation Entertainment, Inc. Senior Notes 2.50% due 03/15/2023	2,209,000	2,109,817

Therapeutics — 0.2%
Neurocrine Biosciences, Inc. Senior Notes 2.25% due 05/15/2024	1,623,000	2,274,053

Total U.S. Convertible Bonds & Notes (cost $111,348,519)		115,445,785

U.S. CORPORATE BONDS & NOTES — 10.5%
Aerospace/Defense — 0.4%
BAE Systems Holdings, Inc. Company Guar. Notes 2.85% due 12/15/2020*	214,000	214,926
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	505,000	505,228
Northrop Grumman Corp. Senior Notes 2.08% due 10/15/2020	1,509,000	1,517,085
Raytheon Co. Senior Notes 3.13% due 10/15/2020	2,790,000	2,818,559
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	344,000	428,242

		5,484,040

Airlines — 0.1%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	42,094	34,471
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	925,562	813,926
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class A 3.75% due 03/03/2028	44,749	39,208

		887,605

Applications Software — 0.0%
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	120,000	142,908

Auto-Cars/Light Trucks — 0.0%
General Motors Co. Senior Notes 6.60% due 04/01/2036	320,000	293,683
General Motors Financial Co., Inc. Company Guar. Notes 5.25% due 03/01/2026	304,000	291,843

		585,526

Banks-Commercial — 0.2%
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	800,000	805,584
Discover Bank Senior Notes 3.35% due 02/06/2023	1,500,000	1,521,707

		2,327,291

Banks-Super Regional — 0.2%
PNC Financial Services Group, Inc. Senior Notes 3.45% due 04/23/2029	815,000	896,127
US Bancorp Sub. Notes Series W 3.10% due 04/27/2026	750,000	796,725
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	260,000	280,810
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	200,000	216,050
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	170,000	199,358

		2,389,070

Brewery — 0.1%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	570,000	638,020
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	641,000	739,580
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046	282,000	266,787

		1,644,387

Broadcast Services/Program — 0.3%
Discovery Communications LLC Company Guar. Notes 2.80% due 06/15/2020	3,760,000	3,761,107

Building-Residential/Commercial — 0.0%
MDC Holdings, Inc. Company Guar. Notes 6.00% due 01/15/2043	10,000	9,650

Cable/Satellite TV — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	845,000	890,175
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	2,000,000	2,102,904
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	1,350,000	1,571,999
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028	1,335,000	1,562,765
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	425,000	534,148

		6,661,991

Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	512,000	618,964

Computer Services — 0.0%
DXC Technology Co. Senior Notes 4.45% due 09/18/2022	30,000	30,699

Computers — 0.2%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	126,000	129,284
Apple, Inc. Senior Notes 3.35% due 02/09/2027	1,425,000	1,597,223

Dell International LLC/EMC Corp. Senior Sec. Notes 5.45% due 06/15/2023*	711,000	752,510
Dell International LLC/EMC Corp. Senior Sec. Notes 8.35% due 07/15/2046*	189,000	236,060

		2,715,077

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	77,000	84,076

Data Processing/Management — 0.1%
Fiserv, Inc. Senior Notes 3.80% due 10/01/2023	1,620,000	1,751,163

Diversified Banking Institutions — 0.9%
Bank of America Corp. Senior Notes 3.25% due 10/21/2027	2,000,000	2,137,315
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	790,000	842,532
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	1,500,000	1,823,467
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044	20,000	25,243
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	30,000	43,948
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	1,300,000	1,395,515
JPMorgan Chase & Co. Senior Notes 3.20% due 06/15/2026	750,000	799,413
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	1,400,000	1,516,788
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	1,400,000	1,633,320
JPMorgan Chase & Co. Senior Notes 4.26% due 02/22/2048	1,500,000	1,836,196
Morgan Stanley Senior Notes 3.88% due 01/27/2026	1,000,000	1,099,615
Morgan Stanley Senior Notes 4.00% due 07/23/2025	210,000	231,243

		13,384,595

Drug Delivery Systems — 0.0%
Becton Dickinson and Co. Senior Notes 4.88% due 05/15/2044	116,000	136,915

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	18,000	24,296

Electric-Distribution — 0.1%
Oglethorpe Power Corp. 1st Mtg. Bonds 4.55% due 06/01/2044	200,000	222,765
Sempra Energy Senior Notes 3.80% due 02/01/2038	1,140,000	1,211,906

		1,434,671

Electric-Integrated — 0.3%
Georgia Power Co. Senior Notes 3.70% due 01/30/2050	401,000	453,704
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.55% due 05/01/2027	1,715,000	1,887,249
Xcel Energy, Inc. Senior Notes 3.50% due 12/01/2049	1,129,000	1,238,981

		3,579,934

Electronic Components-Semiconductors — 0.3%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	1,295,000	1,352,071
Micron Technology, Inc. Senior Notes 4.19% due 02/15/2027	700,000	746,347
Micron Technology, Inc. Senior Notes 4.66% due 02/15/2030	795,000	881,317
Texas Instruments, Inc. Senior Notes 2.63% due 05/15/2024	840,000	888,450

		3,868,185

Electronic Parts Distribution — 0.1%
Avnet, Inc. Senior Notes 4.63% due 04/15/2026	1,250,000	1,340,215

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 3.60% due 04/01/2040	1,370,000	1,545,537

Finance-Consumer Loans — 0.1%
Synchrony Financial Senior Notes 3.95% due 12/01/2027	2,075,000	1,911,844

Finance-Credit Card — 0.2%
American Express Co. Sub. Notes 3.63% due 12/05/2024	54,000	57,394
Capital One Financial Corp. Senior Notes 3.20% due 01/30/2023	2,750,000	2,799,867

		2,857,261

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.00% due 09/15/2023	929,000	853,083
Air Lease Corp. Senior Notes 4.25% due 09/15/2024	165,000	153,771

		1,006,854

Food-Misc./Diversified — 0.3%
Kraft Heinz Foods Co. Company Guar. Notes 4.63% due 10/01/2039*	615,000	605,937
Nestle Holdings, Inc. Company Guar. Notes 3.10% due 09/24/2021*	3,745,000	3,856,769

		4,462,706

Gas-Distribution — 0.1%
NiSource, Inc. Senior Notes 4.38% due 05/15/2047	903,000	1,082,025

Insurance Brokers — 0.0%
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	610,000	641,374

Insurance-Life/Health — 0.5%
Athene Global Funding Sec. Notes 2.75% due 06/25/2024*	315,000	312,598
Athene Global Funding Sec. Notes 4.00% due 01/25/2022*	2,900,000	2,985,241
Jackson National Life Global Funding Senior Sec. Notes 2.10% due 10/25/2021*	1,500,000	1,510,122
Jackson National Life Global Funding Senior Sec. Notes 3.25% due 01/30/2024*	1,000,000	1,039,339
Nationwide Financial Services, Inc. Senior Notes 5.30% due 11/18/2044*	610,000	704,587
Reliance Standard Life Global Funding II Senior Sec. Notes 3.05% due 01/20/2021*	355,000	358,596

		6,910,483

Insurance-Multi-line — 0.3%
Allstate Corp. Senior Notes 3.28% due 12/15/2026	665,000	725,059
American Financial Group, Inc. Senior Notes 4.50% due 06/15/2047	2,050,000	1,934,409
Guardian Life Global Funding Sec. Notes 2.90% due 05/06/2024*	815,000	855,543
Metropolitan Life Global Funding I Sec. Notes 2.05% due 06/12/2020*	1,000,000	1,001,208

		4,516,219

Insurance-Mutual — 0.3%
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	1,650,000	1,945,124
MassMutual Global Funding II Sec. Notes 2.00% due 04/15/2021*	1,635,000	1,650,352

		3,595,476

Insurance-Property/Casualty — 0.0%
Markel Corp. Senior Notes 5.00% due 05/20/2049	565,000	646,586
Travelers Cos., Inc. Senior Notes 4.60% due 08/01/2043	10,000	12,146

		658,732

Insurance-Reinsurance — 0.2%
PartnerRe Finance B LLC Company Guar. Notes 3.70% due 07/02/2029	1,240,000	1,310,152
Reinsurance Group of America, Inc. Senior Notes 4.70% due 09/15/2023	1,040,000	1,095,801

		2,405,953

Investment Management/Advisor Services — 0.2%
Blackstone Holdings Finance Co. LLC Company Guar. Notes 5.00% due 06/15/2044*	2,915,000	3,327,092

Medical Instruments — 0.0%
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	42,000	53,378

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	100,000	103,480
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	43,000	52,149

		155,629

Medical-Biomedical/Gene — 0.1%
Gilead Sciences, Inc. Senior Notes 2.55% due 09/01/2020	1,900,000	1,911,475
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	171,000	179,079

		2,090,554

Medical-Drugs — 0.4%
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039*	1,705,000	1,891,087
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	171,000	199,299
Bayer US Finance II LLC Company Guar. Notes 4.38% due 12/15/2028*	1,529,000	1,731,351
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	200,000	203,567
Bristol-Myers Squibb Co. Senior Notes 4.00% due 08/15/2023*	10,000	11,046
Bristol-Myers Squibb Co. Senior Notes 4.13% due 06/15/2039*	706,000	874,985
Bristol-Myers Squibb Co. Senior Notes 4.63% due 05/15/2044*	110,000	146,308
Zoetis, Inc. Senior Notes 4.70% due 02/01/2043	5,000	6,448

		5,064,091

Medical-HMO — 0.0%
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	636,000	710,586

Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 3.90% due 03/01/2035	84,000	98,843

Oil Companies-Exploration & Production — 0.1%
ConocoPhillips Co. Company Guar. Notes 4.15% due 11/15/2034	37,000	40,077
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	20,000	14,816
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	1,300,000	923,000

		977,893

Pharmacy Services — 0.4%
Cigna Corp. Company Guar. Notes 4.80% due 08/15/2038	2,044,000	2,487,444
CVS Health Corp. Senior Notes 3.38% due 08/12/2024	40,000	42,614
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	1,352,000	1,491,397
CVS Pass-Through Trust Pass-Through Certs. 6.04% due 12/10/2028	905,135	993,513

		5,014,968

Pipelines — 0.6%
Cameron LNG LLC Senior Sec. Notes 3.70% due 01/15/2039*	713,000	682,926
Energy Transfer Operating LP Company Guar. Notes 4.20% due 09/15/2023	2,062,000	2,027,772
Energy Transfer Operating LP Company Guar. Notes 4.90% due 03/15/2035	67,000	60,486
Energy Transfer Operating LP Company Guar. Notes 5.00% due 05/15/2050	842,000	740,834
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	1,337,000	1,340,449
Kinder Morgan, Inc. Company Guar. Notes 5.30% due 12/01/2034	28,000	30,013
MPLX LP Senior Notes 4.50% due 07/15/2023	2,250,000	2,251,058
MPLX LP Senior Notes 4.50% due 04/15/2038	1,336,000	1,192,847
Spectra Energy Partners LP Company Guar. Notes 4.50% due 03/15/2045	101,000	99,897
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	65,000	56,456

		8,482,738

Private Equity — 0.4%
Apollo Management Holdings LP Company Guar. Notes 4.00% due 05/30/2024*	3,000,000	3,091,014
Carlyle Holdings Finance LLC Company Guar. Notes 3.88% due 02/01/2023*	335,000	349,482
KKR Group Finance Co III LLC Company Guar. Notes 5.13% due 06/01/2044*	2,480,000	2,718,224

		6,158,720

Real Estate Investment Trusts — 1.0%
Brixmor Operating Partnership LP Senior Notes 3.65% due 06/15/2024	2,000,000	1,966,938

Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	1,160,000	1,412,818
EPR Properties Company Guar. Notes 4.75% due 12/15/2026	2,095,000	1,775,075
Government Properties Income Trust Senior Notes 4.00% due 07/15/2022	2,500,000	2,451,723
HCP, Inc. Senior Notes 3.88% due 08/15/2024	1,320,000	1,358,156
HCP, Inc. Senior Notes 4.20% due 03/01/2024	100,000	102,747
Highwoods Realty LP Senior Notes 3.20% due 06/15/2021	200,000	201,126
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	1,550,000	1,418,641
Regency Centers LP Company Guar. Notes 2.95% due 09/15/2029	875,000	868,525
Regency Centers LP Company Guar. Notes 4.65% due 03/15/2049	500,000	549,077
Sovran Acquisition LP Company Guar. Notes 3.50% due 07/01/2026	497,000	505,929
Ventas Realty LP Company Guar. Notes 5.70% due 09/30/2043	2,182,000	2,325,759

		14,936,514

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	1,480,000	1,566,712
O’Reilly Automotive, Inc. Senior Notes 4.88% due 01/14/2021	20,000	20,324

		1,587,036

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 2.00% due 04/01/2021	734,000	741,296
Lowe’s Cos., Inc. Senior Notes 4.55% due 04/05/2049	682,000	828,512

		1,569,808

Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	40,000	42,335

Retail-Drug Store — 0.0%
Walgreens Boots Alliance, Inc. Senior Notes 3.30% due 11/18/2021	94,000	95,934
Walgreens Boots Alliance, Inc. Senior Notes 4.50% due 11/18/2034	69,000	75,988

		171,922

Retail-Restaurants — 0.1%
Starbucks Corp. Senior Notes 3.55% due 08/15/2029	815,000	894,548

Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 2.25% due 05/20/2020	1,000,000	1,000,694

Semiconductor Equipment — 0.2%
Applied Materials, Inc. Senior Notes 2.63% due 10/01/2020	2,505,000	2,518,648

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	115,000	118,234
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	2,800,000	2,965,283
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	527,000	592,548
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	102,000	114,190
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	1,500,000	1,718,210
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	220,000	263,387
AT&T, Inc. Senior Notes 5.15% due 11/15/2046	25,000	30,012
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	45,000	54,515
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	39,000	50,165

		5,906,544

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	1,378,000	1,645,136
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	15,000	16,098

Philip Morris International, Inc. Senior Notes 4.88% due 11/15/2043	35,000	42,423

		1,703,657

Transport-Equipment & Leasing — 0.2%
Aviation Capital Group Corp. Senior Notes 2.88% due 01/20/2022*	1,400,000	1,212,428
Aviation Capital Group Corp. Senior Notes 4.88% due 10/01/2025*	2,280,000	1,896,995

		3,109,423

Transport-Rail — 0.0%
Norfolk Southern Corp. Senior Notes 3.40% due 11/01/2049	537,000	575,202
Union Pacific Corp. Senior Notes 3.84% due 03/20/2060*	30,000	33,330
Union Pacific Corp. Senior Notes 4.15% due 01/15/2045	50,000	57,578

		666,110

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 4.90% due 01/15/2034	25,000	29,203
FedEx Corp. Company Guar. Notes 5.10% due 01/15/2044	45,000	51,043
United Parcel Service, Inc. Senior Notes 3.40% due 11/15/2046	196,000	207,465

		287,711

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	29,000	33,126

Total U.S. Corporate Bonds & Notes (cost $145,548,471)		151,019,397

FOREIGN CORPORATE BONDS & NOTES — 2.2%
Banks-Commercial — 0.8%
ANZ New Zealand International, Ltd. Company Guar. Notes 2.88% due 01/25/2022*	650,000	664,067
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.30% due 06/01/2021	891,000	903,533
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.70% due 11/16/2020	3,375,000	3,407,581
National Australia Bank, Ltd. Senior Notes 1.88% due 07/12/2021	1,450,000	1,463,929
Standard Chartered PLC Senior Notes 3.05% due 01/15/2021*	385,000	387,445
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.65% due 07/23/2020	250,000	250,933
Westpac Banking Corp. Senior Notes 2.10% due 05/13/2021	4,220,000	4,259,478

		11,336,966

Brewery — 0.1%
Heineken NV Senior Notes 3.50% due 01/29/2028*	1,333,000	1,447,720

Cellular Telecom — 0.3%
France Telecom SA Senior Notes 4.13% due 09/14/2021	1,755,000	1,835,323
Rogers Communications, Inc. Company Guar. Notes 4.30% due 02/15/2048	2,190,000	2,638,959
Rogers Communications, Inc. Company Guar. Notes 4.50% due 03/15/2043	30,000	35,114

		4,509,396

Chemicals-Plastics — 0.0%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/2027*	55,000	71,241

Diversified Banking Institutions — 0.4%
HSBC Holdings PLC Senior Notes 2.63% due 11/07/2025	2,090,000	2,131,057
Lloyds Banking Group PLC Senior Notes 3.75% due 01/11/2027	2,200,000	2,338,340
Societe Generale SA Senior Notes 2.63% due 09/16/2020*	310,000	311,352
Societe Generale SA Sub. Notes 5.00% due 01/17/2024*	100,000	105,000
UBS Group Funding Switzerland AG Senior Notes 4.13% due 04/15/2026*	1,000,000	1,094,992

		5,980,741

Finance-Leasing Companies — 0.2%
Aircastle, Ltd. Senior Notes 4.40% due 09/25/2023	3,235,000	2,839,934

Medical-Generic Drugs — 0.0%
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044	200,000	233,636

Mylan NV Company Guar. Notes 3.15% due 06/15/2021	382,000	384,276

		617,912

Oil Companies-Integrated — 0.0%
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	52,000	53,367

Private Equity — 0.0%
Brookfield Asset Management, Inc. Senior Notes 4.00% due 01/15/2025	125,000	132,701

Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 5.35% due 03/01/2026*	805,000	910,603

Telephone-Integrated — 0.2%
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	355,000	395,807
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	2,000,000	2,398,366
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	200,000	280,469

		3,074,642

Transport-Equipment & Leasing — 0.1%
SMBC Aviation Capital Finance DAC Company Guar. Notes 2.65% due 07/15/2021*	750,000	746,333

Total Foreign Corporate Bonds & Notes (cost $30,522,697)		31,721,556

FOREIGN CONVERTIBLE BONDS & NOTES — 1.1%
Banks-Commercial — 0.2%
Credit Suisse AG Senior Notes 0.50% due 06/24/2024*(3)	3,573,000	3,294,306

Cable/Satellite TV — 0.2%
Liberty Latin America, Ltd. Senior Notes 2.00% due 07/15/2024*	3,019,000	2,310,394

E-Commerce/Services — 0.2%
Ctrip.com International, Ltd. Senior Notes 1.25% due 09/15/2022	2,490,000	2,480,767

Internet Content-Entertainment — 0.3%
YY, Inc. Senior Notes 1.38% due 06/15/2026*	4,475,000	4,080,641

Medical-Drugs — 0.2%
Jazz Investments I, Ltd. Company Guar. Notes 1.88% due 08/15/2021	3,172,000	3,086,596

Total Foreign Convertible Bonds & Notes (cost $16,785,925)		15,252,704

U.S. GOVERNMENT TREASURIES — 5.9%
United States Treasury Bonds — 0.9%
2.38% due 11/15/2049	984,600	1,250,865
4.50% due 02/15/2036	7,650,000	11,838,076

		13,088,941

United States Treasury Notes — 5.0%
0.25% due 04/15/2023	11,365,000	11,368,996
0.38% due 03/31/2022	13,355,000	13,400,908
0.50% due 03/31/2025	26,123,400	26,316,264
0.63% due 03/31/2027	19,305,000	19,457,328
1.50% due 02/15/2030	323,000	349,824

		70,893,320

Total U.S. Government Treasuries (cost $81,538,519)		83,982,261

OPTIONS - PURCHASED — 0.1%
Exchange-Traded Put Options-Purchased(4) (cost $2,205,501)	291	881,730

TOTAL INVESTMENTS (cost $1,388,021,064)	95.0%	1,360,295,788
Other assets less liabilities	5.0	72,107,384

NET ASSETS	100.0%	$1,432,403,172

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2020, the aggregate value of these securities was $64,014,414 representing 4.5% of net assets.

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	Perpetual maturity — maturity date reflects the next call date.
(3)	Exchangeable for basket of securities
(4)	Options — Purchased

Exchange - Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*.	Premiums Paid	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
S&P 500 Index	September 2020	$2,000	291	$84,751,713	$2,205,501	$881,730	$(1,323,771)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation
43	Long	S&P 500 E-Mini Index	June 2020	$5,261,024	$6,240,160	$979,136

						Unrealized (Depreciation)
5,336	Short	S&P 500 E-Mini Index	June 2020	$673,531,351	$774,360,320	$(100,828,969)

		Net Unrealized Appreciation (Depreciation)				$(99,849,833)

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of New York	CAD	3,487,833	USD	2,433,683	05/04/2020	$—	$(72,026)
	CAD	5,170,828	USD	3,705,319	06/05/2020	—	(9,675)
	CHF	3,866,649	USD	3,956,461	05/04/2020	—	(49,392)
	CHF	5,991,571	USD	6,160,916	06/05/2020	—	(51,571)
	EUR	7,760,489	USD	8,404,842	05/04/2020	—	(99,486)
	EUR	10,729,329	USD	11,654,680	06/05/2020	—	(110,025)
	GBP	13,000,664	USD	15,307,567	05/04/2020	—	(1,066,767)
	GBP	16,983,717	USD	21,139,293	06/05/2020	—	(254,343)
	USD	3,704,827	CAD	5,170,828	05/04/2020	9,970	—
	USD	6,155,302	CHF	5,991,571	05/04/2020	51,972	—
	USD	11,646,687	EUR	10,729,329	05/04/2020	111,044	—
	USD	21,135,672	GBP	16,983,264	05/04/2020	254,745	—

						427,731	(1,713,285)

State Street Bank and Trust Co.	CAD	3,516,982	USD	2,493,801	05/04/2020	—	(32,850)
	CAD	974,062	USD	700,126	06/05/2020	308	—
	CHF	2,952,501	USD	3,045,790	05/04/2020	—	(13,004)
	CHF	137,710	USD	141,509	06/05/2020	—	(1,278)
	EUR	3,248,127	USD	3,542,578	05/04/2020	—	(16,881)
	EUR	290,237	USD	314,959	06/05/2020	—	(3,286)
	GBP	28,778,640	USD	34,633,334	05/04/2020	—	(1,613,357)
	GBP	17,878,039	USD	22,255,095	06/05/2020	—	(265,079)
	USD	1,301,626	CAD	1,833,988	05/04/2020	15,937	—
	USD	762,890	CHF	738,885	05/04/2020	2,595	—
	USD	631,981	EUR	578,962	05/04/2020	2,474	—
	USD	9,712,447	GBP	7,813,095	05/04/2020	128,144	—
	USD	283,744	CHF	274,157	06/05/2020	521	—
	USD	768,879	EUR	702,962	06/05/2020	1,919	—

						151,898	(1,945,735)

Net Unrealized Appreciation/(Depreciation)						$579,629	$(3,659,020)

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro Currency

GBP — Pound Sterling

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$881,581,590	$78,534,533	**	$—	$960,116,123
Convertible Preferred Securities	1,671,384	—		—	1,671,384
Preferred Securities	30,348	—		—	30,348
Preferred Securities/Capital Securities	—	174,500		—	174,500
U.S. Convertible Bonds & Notes	—	115,445,785		—	115,445,785
U.S. Corporate Bonds & Notes	—	151,019,397		—	151,019,397
Foreign Corporate Bonds & Notes	—	31,721,556		—	31,721,556
Foreign Convertible Bonds & Notes	—	15,252,704		—	15,252,704
U.S. Government Treasuries	—	83,982,261		—	83,982,261
Options-Purchased	881,730	—		—	881,730

Total Investments at Value	$884,165,052	$476,130,736		$—	$1,360,295,788

Other Financial Instruments:†
Futures Contracts	$979,136	$—		$—	$979,136
Forward Foreign Currency Contracts	—	579,629		—	579,629

Total Other Financial Instruments	$979,136	$579,629		$—	$1,558,765

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$100,828,969	$—		$—	$100,828,969
Forward Foreign Currency Contracts	—	3,659,020		—	3,659,020

Total Other Financial Instruments	$100,828,969	$3,659,020		$—	$104,487,989

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Janus Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.9%
Aerospace/Defense-Equipment — 3.0%
L3Harris Technologies, Inc.	65,313	$12,651,128

Applications Software — 12.6%
Intuit, Inc.	10,993	2,966,022
Microsoft Corp.	205,461	36,820,666
salesforce.com, Inc.†	86,934	14,078,961

		53,865,649

Athletic Footwear — 1.3%
NIKE, Inc., Class B	64,661	5,637,146

Building Products-Cement — 1.1%
Vulcan Materials Co.	40,653	4,592,569

Coatings/Paint — 2.0%
Sherwin-Williams Co.	16,160	8,667,739

Commercial Services — 2.0%
CoStar Group, Inc.†	13,222	8,571,294

Commercial Services-Finance — 2.4%
Avalara, Inc.†	62,658	5,599,746
PayPal Holdings, Inc.†	39,221	4,824,183

		10,423,929

Computers — 6.1%
Apple, Inc.	88,563	26,019,809

Cosmetics & Toiletries — 1.9%
Procter & Gamble Co.	70,542	8,314,786

Diagnostic Equipment — 2.8%
Danaher Corp.	72,282	11,815,216

E-Commerce/Products — 8.5%
Amazon.com, Inc.†	14,672	36,298,528

E-Commerce/Services — 1.4%
Match Group, Inc.†	49,560	3,814,137
Uber Technologies, Inc.†	72,851	2,205,200

		6,019,337

Electronic Components-Semiconductors — 5.4%
Microchip Technology, Inc.	55,539	4,872,436
NVIDIA Corp.	28,618	8,364,469
Texas Instruments, Inc.	83,496	9,691,381

		22,928,286

Electronic Forms — 3.4%
Adobe, Inc.†	40,660	14,379,002

Finance-Credit Card — 5.6%
Mastercard, Inc., Class A	86,819	23,872,620

Industrial Automated/Robotic — 0.7%
Cognex Corp.	50,925	2,813,097

Internet Content-Entertainment — 6.6%
Facebook, Inc., Class A†	56,212	11,507,158
Netflix, Inc.†	29,963	12,579,966
Snap, Inc., Class A†	240,647	4,237,794

		28,324,918

Medical Instruments — 6.1%
Boston Scientific Corp.†	421,242	15,788,150
Edwards Lifesciences Corp.†	14,853	3,230,527
Intuitive Surgical, Inc.†	14,070	7,188,082

		26,206,759

Medical-Drugs — 3.4%
Merck & Co., Inc.	100,303	7,958,040
Zoetis, Inc.	52,229	6,753,732

		14,711,772

Multimedia — 1.8%
Walt Disney Co.	72,976	7,892,354

Private Equity — 2.7%
Blackstone Group, Inc., Class A	219,883	11,486,688

Real Estate Investment Trusts — 3.0%
American Tower Corp.	54,068	12,868,184

Retail-Apparel/Shoe — 0.7%
Lululemon Athletica, Inc.†	13,052	2,916,861

Retail-Building Products — 3.0%
Home Depot, Inc.	57,997	12,749,481

Semiconductor Equipment — 2.7%
ASML Holding NV	29,079	8,387,256
Lam Research Corp.	11,669	2,978,862

		11,366,118

Textile-Apparel — 1.3%
LVMH Moet Hennessy Louis Vuitton SE	14,245	5,509,817

Veterinary Diagnostics — 1.4%
Elanco Animal Health, Inc.†	237,314	5,864,029

Web Portals/ISP — 5.0%
Alphabet, Inc., Class C†	15,719	21,199,587

Total Long-Term Investment Securities (cost $290,493,497)		417,966,703

SHORT-TERM INVESTMENT SECURITIES — 2.4%
Commercial Paper — 2.4%
Credit Agricole Corporate and Investment Bank 1.56% due 05/01/2020 (cost $10,200,000)	10,200,000	10,199,980

TOTAL INVESTMENTS (cost $300,693,497) (1)	100.3%	428,166,683
Liabilities in excess of other assets	(0.3)	(1,434,882)

NET ASSETS	100.0%	$426,731,801

†	Non-income producing security

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 -Other Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$412,456,886	$5,509,817	**	$—	$417,966,703
Short-Term Investment Securities	—	10,199,980		—	10,199,980

Total Investments at Value	$412,456,886	$15,709,797		$—	$428,166,683

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 40.2%
Advanced Materials — 0.0%
JSR Corp.	300	$5,650
Advertising Agencies — 0.0%
WPP PLC	1,637	12,825
Advertising Sales — 0.0%
JCDecaux SA	53	1,100
Advertising Services — 0.1%
Dentsu Group, Inc.	300	6,304
Hakuhodo DY Holdings, Inc.	400	4,449
Publicis Groupe SA	294	8,750
Trade Desk, Inc., Class A†	721	210,950
		230,453
Aerospace/Defense — 0.3%
BAE Systems PLC	4,188	26,848
Dassault Aviation SA	4	3,269
General Dynamics Corp.	564	73,670
Kawasaki Heavy Industries, Ltd.	200	3,035
Leonardo SpA	532	3,679
MTU Aero Engines AG	68	9,272
Northrop Grumman Corp.	1,760	581,979
Raytheon Technologies Corp.	1,863	120,741
Rolls-Royce Holdings PLC	2,534	10,547
Saab AB, Series B†	133	3,080
		836,120
Aerospace/Defense-Equipment — 0.1%
Airbus SE†	2,808	178,516
Elbit Systems, Ltd.	28	3,816
IHI Corp.	200	2,494
Meggitt PLC	1,019	3,589
Safran SA	1,921	177,577
		365,992
Agricultural Chemicals — 0.0%
Incitec Pivot, Ltd.	243	372
OCI NV†	101	1,225
Yara International ASA	231	7,892
		9,489
Agricultural Operations — 0.0%
Golden Agri-Resources, Ltd.	10,600	1,170
Airlines — 0.1%
ANA Holdings, Inc.†	100	2,127
Cathay Pacific Airways, Ltd.	2,000	2,370
Delta Air Lines, Inc.	3,782	97,992
Deutsche Lufthansa AG†	311	2,785
easyJet PLC	428	3,257
Japan Airlines Co., Ltd.	1,300	23,297
Qantas Airways, Ltd.	1,236	3,060
Ryanair Holdings PLC ADR†	2,233	141,728
Singapore Airlines, Ltd.	800	3,427
Southwest Airlines Co.	3,062	95,687
		375,730
Airport Development/Maintenance — 0.0%
Aena SME SA*	97	12,278
Aeroports de Paris	42	4,120
Auckland International Airport, Ltd.	1,520	5,621
Fraport AG Frankfurt Airport Services Worldwide	59	2,591
Japan Airport Terminal Co., Ltd.	100	4,087
SATS, Ltd.	1,100	2,525
Singapore Technologies Engineering, Ltd.	1,400	3,372
Sydney Airport	1,447	5,887
		40,481
Apparel Manufacturers — 0.1%
Burberry Group PLC	3,728	65,359
Columbia Sportswear Co.	1,263	92,060
Hermes International	46	33,699
Kering SA	98	49,492
Ralph Lauren Corp.	513	37,849
		278,459
Appliances — 0.0%
Electrolux AB, Series B	379	5,225
Hoshizaki Corp.	100	7,636
SEB SA	38	4,576
		17,437
Applications Software — 2.0%
Intuit, Inc.	848	228,799
Medallia, Inc.†	2,624	56,363
Microsoft Corp.	20,861	3,738,500
Sage Group PLC	1,470	11,859
salesforce.com, Inc.†	5,543	897,689
ServiceNow, Inc.†	594	208,815
		5,142,025
Athletic Footwear — 0.1%
adidas AG	1,271	290,930
Asics Corp.	300	2,860
Puma SE	111	6,972
Yue Yuen Industrial Holdings, Ltd.	1,500	2,356
		303,118
Audio/Video Products — 0.1%
Panasonic Corp.	12,600	96,324
Sharp Corp.†	300	3,316
Sony Corp.	4,000	256,621
		356,261
Auto-Cars/Light Trucks — 0.8%
Bayerische Motoren Werke AG	419	24,787
Daimler AG	1,239	42,770
Ferrari NV	168	26,450
Fiat Chrysler Automobiles NV	1,444	12,715
Honda Motor Co., Ltd.	12,400	299,381
Mazda Motor Corp.	900	5,089
Mitsubishi Motors Corp.	1,100	3,103
Nissan Motor Co., Ltd.	3,200	10,952
Peugeot SA	749	10,750
Porsche Automobil Holding SE (Preference Shares)	201	10,124
Renault SA†	272	5,406
Subaru Corp.	900	18,114
Suzuki Motor Corp.	600	19,256
Tesla, Inc.†	847	662,252
Toyota Motor Corp.	11,100	685,079
Volkswagen AG	42	6,264
Volkswagen AG (Preference Shares)	1,161	162,924
		2,005,416
Auto-Heavy Duty Trucks — 0.0%
Hino Motors, Ltd.	400	2,388
Isuzu Motors, Ltd.	900	6,866
Volvo AB, Class A	386	4,958
Volvo AB, Class B	2,154	27,779
		41,991
Auto/Truck Parts & Equipment-Original — 0.1%
Aisin Seiki Co., Ltd.	200	5,753
Brembo SpA	248	2,115
Denso Corp.	700	24,673
Faurecia SE	68	2,467

JTEKT Corp.	400	2,938
Koito Manufacturing Co., Ltd.	200	7,573
NGK Insulators, Ltd.	400	5,265
NGK Spark Plug Co., Ltd.	300	4,496
NHK Spring Co., Ltd.	300	1,975
NOK Corp.	100	1,161
Stanley Electric Co., Ltd.	200	4,569
Sumitomo Electric Industries, Ltd.	7,300	75,058
Toyota Boshoku Corp.	100	1,245
Toyota Industries Corp.	300	15,093
Valeo SA	316	7,342
		161,723
Banks-Commercial — 1.3%
ABN AMRO Group NV CVA*	538	4,133
AEON Financial Service Co., Ltd.	200	2,085
AIB Group PLC†	507	695
Aozora Bank, Ltd.	100	1,786
Australia & New Zealand Banking Group, Ltd.	16,873	181,410
Banca Mediolanum SpA	406	2,483
Banco Bilbao Vizcaya Argentaria SA	8,751	28,690
Banco BPM SpA†	1,989	2,434
Banco Comercial Portugues SA	12,925	1,446
Banco de Sabadell SA	9,061	3,761
Bank Hapoalim BM	1,467	9,426
Bank Leumi Le-Israel BM	1,925	10,452
Bank of East Asia, Ltd.	2,600	5,493
Bank of Ireland Group PLC	1,219	2,466
Bank of Kyoto, Ltd.	100	3,430
Bankia SA	36,751	37,461
BAWAG Group AG*	113	3,846
CaixaBank SA	4,710	8,482
Chiba Bank, Ltd.	1,000	4,639
Chugoku Bank, Ltd.	300	2,764
Citizens Financial Group, Inc.	6,831	152,946
Commonwealth Bank of Australia	3,268	130,675
Concordia Financial Group, Ltd.	2,100	6,441
Danske Bank A/S†	894	10,624
DBS Group Holdings, Ltd.	14,000	196,238
DNB ASA	1,183	14,375
East West Bancorp, Inc.	2,072	72,665
Erste Group Bank AG	4,879	106,128
FinecoBank Banca Fineco SpA	12,401	138,147
First Republic Bank	2,972	309,950
Fukuoka Financial Group, Inc.	300	4,301
Hachijuni Bank, Ltd.	800	2,854
Hang Seng Bank, Ltd.	1,200	21,054
ING Groep NV	20,207	111,089
Intesa Sanpaolo SpA	20,679	32,327
Israel Discount Bank, Ltd., Class A	1,528	4,994
Iyo Bank, Ltd.	500	2,677
Jyske Bank A/S†	11	298
Kansai Mirai Financial Group, Inc.	300	1,014
KBC Group NV	449	24,275
Kyushu Financial Group, Inc.	800	3,364
M&T Bank Corp.	1,980	221,918
Mediobanca Banca di Credito Finanziario SpA	1,043	6,059
Mizrahi Tefahot Bank, Ltd.	112	2,310
National Australia Bank, Ltd.	5,138	55,558
Nordea Bank Abp†	4,239	27,414
Oversea-Chinese Banking Corp., Ltd.	5,100	32,605
Raiffeisen Bank International AG	3	52
Resona Holdings, Inc.	2,800	8,727
Seven Bank, Ltd.	1,000	2,705
Shinsei Bank, Ltd.†	300	3,621
Shizuoka Bank, Ltd.	900	5,449
Skandinaviska Enskilda Banken AB, Class A†	2,107	17,313
Standard Chartered PLC	25,593	131,523
Sumitomo Mitsui Trust Holdings, Inc.	400	11,687
SVB Financial Group†	1,362	263,098
Svenska Handelsbanken AB, Class A†	19,336	178,618
Svenska Handelsbanken AB, Class B†	56	557
Swedbank AB, Class A†	1,219	14,387
Truist Financial Corp.	15,620	582,938
Unione di Banche Italiane SpA	1,336	3,830
United Overseas Bank, Ltd.	2,900	41,431
Westpac Banking Corp.	7,013	72,807
Yamaguchi Financial Group, Inc.	400	2,153
		3,350,578
Banks-Fiduciary — 0.1%
Northern Trust Corp.	1,535	121,511
Banks-Super Regional — 0.5%
Fifth Third Bancorp	4,318	80,703
Huntington Bancshares, Inc.	28,646	264,689
KeyCorp	16,314	190,058
PNC Financial Services Group, Inc.	3,273	349,131
US Bancorp	4,533	165,455
Wells Fargo & Co.	9,358	271,850
		1,321,886
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	3,528	137,451
Beverages-Non-alcoholic — 0.3%
Coca-Cola Amatil, Ltd.	852	4,758
Coca-Cola Bottlers Japan Holdings, Inc.	200	3,599
Coca-Cola Co.	15,696	720,290
Coca-Cola European Partners PLC	278	11,020
Coca-Cola HBC AG	253	6,427
Keurig Dr Pepper, Inc.	3,214	85,042
Suntory Beverage & Food, Ltd.	200	7,514
		838,650
Beverages-Wine/Spirits — 0.2%
Davide Campari-Milano SpA	674	5,231
Diageo PLC	12,742	441,694
Pernod Ricard SA	286	43,639
Treasury Wine Estates, Ltd.	943	6,211
		496,775
Bicycle Manufacturing — 0.0%
Shimano, Inc.	100	14,704
Brewery — 0.3%
Anheuser-Busch InBev SA NV	1,112	51,616
Asahi Group Holdings, Ltd.	1,200	41,489
Carlsberg A/S, Class B	719	90,765
Constellation Brands, Inc., Class A	2,912	479,577
Heineken Holding NV	133	10,373
Heineken NV	1,194	101,655
Kirin Holdings Co., Ltd.	1,200	23,120
		798,595
Broadcast Services/Program — 0.0%
Discovery, Inc., Class C†	4,241	86,559
Building & Construction Products-Misc. — 0.1%
Cie de Saint-Gobain	717	19,049
Fletcher Building, Ltd.	686	1,547
Fortune Brands Home & Security, Inc.	2,751	132,598

Geberit AG	49	22,005
James Hardie Industries PLC CDI	500	7,170
Kingspan Group PLC	200	10,201
LIXIL Group Corp.	400	4,832
ROCKWOOL International A/S, Class A†	9	1,755
ROCKWOOL International A/S, Class B	9	1,893
Sika AG	165	27,329
TOTO, Ltd.	200	7,015
		235,394
Building & Construction-Misc. — 0.0%
Eiffage SA	106	8,688
Ferrovial SA	630	15,759
HOCHTIEF AG	15	1,180
Kajima Corp.	700	7,318
LendLease Group	766	6,040
NWS Holdings, Ltd.	2,000	2,075
Obayashi Corp.	1,000	8,800
Shimizu Corp.	1,000	7,735
Taisei Corp.	300	9,389
		66,984
Building Products-Air & Heating — 0.1%
Carrier Global Corp.†	1,908	33,791
Daikin Industries, Ltd.	2,000	259,233
Investment AB Latour, Class B	200	2,998
Nibe Industrier AB, Class B	478	8,940
		304,962
Building Products-Cement — 0.2%
Boral, Ltd.	1,539	3,008
Buzzi Unicem SpA	111	2,180
Buzzi Unicem SpA (RSP)	65	681
CRH PLC	3,250	98,255
HeidelbergCement AG	193	9,208
LafargeHolcim, Ltd.	4,814	199,955
Martin Marietta Materials, Inc.	1,037	197,269
Taiheiyo Cement Corp.	100	1,975
Vulcan Materials Co.	962	108,677
		621,208
Building Products-Doors & Windows — 0.0%
AGC, Inc.	300	7,477
Building-Heavy Construction — 0.1%
Acciona SA	29	2,877
Ackermans & van Haaren NV	36	4,773
ACS Actividades de Construccion y Servicios SA	360	8,997
Bouygues SA†	327	10,084
Cellnex Telecom SA*	354	18,563
CIMIC Group, Ltd.	78	1,238
CK Infrastructure Holdings, Ltd.	1,000	5,938
Infrastrutture Wireless Italiane SpA*	388	4,110
Keppel Corp., Ltd.	2,000	8,421
NCC AB, Class B	139	2,140
Skanska AB, Class B†	472	9,033
Vinci SA	2,664	218,365
		294,539
Building-Maintenance & Services — 0.0%
Babcock International Group PLC	657	3,491
ISS A/S†	265	3,959
Rentokil Initial PLC	2,412	14,423
		21,873
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	1,259	83,346
Building-Residential/Commercial — 0.1%
Barratt Developments PLC	16,572	108,477
Berkeley Group Holdings PLC	168	8,861
Daiwa House Industry Co., Ltd.	900	22,937
Haseko Corp.	400	4,379
Iida Group Holdings Co., Ltd.	300	3,994
Persimmon PLC	417	11,596
Sekisui Chemical Co., Ltd.	600	7,604
Sekisui House, Ltd.	900	15,490
Taylor Wimpey PLC	57,950	107,462
		290,800
Cable/Satellite TV — 0.3%
Altice USA, Inc., Class A†	4,720	122,578
Charter Communications, Inc., Class A†	1,298	642,809
DISH Network Corp., Class A†	4,543	113,643
NOS SGPS SA	49	183
Telenet Group Holding NV	71	2,966
		882,179
Casino Hotels — 0.1%
Crown Resorts, Ltd.	358	2,293
Galaxy Entertainment Group, Ltd.	4,000	25,401
Las Vegas Sands Corp.	2,176	104,491
MGM China Holdings, Ltd.	800	996
NagaCorp, Ltd.	4,000	4,615
Sands China, Ltd.	3,600	14,475
SJM Holdings, Ltd.	4,000	3,862
Wynn Macau, Ltd.	2,000	3,490
		159,623
Casino Services — 0.0%
Aristocrat Leisure, Ltd.	836	13,617
Sankyo Co., Ltd.	100	2,753
Sega Sammy Holdings, Inc.	300	3,642
		20,012
Cellular Telecom — 0.1%
1&1 Drillisch AG	77	1,793
Altice Europe NV†	936	3,736
Millicom International Cellular SA SDR	130	3,418
NTT DOCOMO, Inc.	1,600	46,964
Orange SA	11,781	143,863
Softbank Corp.	2,200	29,927
Tele2 AB, Class B	656	8,496
Telstra Corp., Ltd.	5,464	10,760
Vodafone Group PLC	35,165	49,725
		298,682
Chemicals-Diversified — 0.3%
AdvanSix, Inc.†	2,122	25,846
Air Water, Inc.	300	4,045
Arkema SA	94	7,808
Asahi Kasei Corp.	1,900	13,427
BASF SE	1,974	101,471
Covestro AG*	221	7,455
Croda International PLC	174	10,708
DIC Corp.	100	2,329
Eastman Chemical Co.	5,441	329,235
Evonik Industries AG	270	6,678
ICL, Ltd.	1,111	3,869
Johnson Matthey PLC	261	6,558
Kaneka Corp.	100	2,576
Koninklijke DSM NV	239	29,303
Kuraray Co., Ltd.	500	5,018
LANXESS AG	109	5,395
Mitsubishi Chemical Holdings Corp.	1,800	10,284
Mitsubishi Gas Chemical Co., Inc.	300	3,678

Nissan Chemical Corp.	200	7,646
Nitto Denko Corp.	200	10,004
Showa Denko KK	200	4,386
Solvay SA	96	7,502
Sumitomo Chemical Co., Ltd.	2,500	7,713
Symrise AG	167	16,953
Tosoh Corp.	500	6,145
Ube Industries, Ltd.	200	3,370
		639,402
Chemicals-Fibers — 0.0%
Lenzing AG	22	1,259
Chemicals-Plastics — 0.0%
EMS-Chemie Holding AG	12	7,785
Chemicals-Specialty — 0.2%
Brenntag AG	3,625	163,883
Chr. Hansen Holding A/S	861	74,280
Daicel Corp.	8,700	70,511
Givaudan SA	11	36,878
Novozymes A/S, Class B	281	13,784
Shin-Etsu Chemical Co., Ltd.	500	55,396
Toray Industries, Inc.	14,600	67,288
Umicore SA	262	11,329
		493,349
Circuit Boards — 0.0%
Ibiden Co., Ltd.	200	5,131
Coatings/Paint — 0.1%
Akzo Nobel NV	2,740	208,006
Kansai Paint Co., Ltd.	300	5,730
Nippon Paint Holdings Co., Ltd.	200	11,581
		225,317
Commercial Services — 0.1%
Aggreko PLC	414	2,396
Amadeus IT Group SA	565	27,225
Edenred	319	12,866
Intertek Group PLC	211	12,638
Park24 Co., Ltd.	100	1,590
RELX PLC	10,580	239,615
SGS SA	7	15,863
SIA Engineering Co., Ltd.	300	393
Wirecard AG	151	14,986
		327,572
Commercial Services-Finance — 0.8%
Adyen NV†*	32	31,479
Experian PLC	1,195	35,803
FleetCor Technologies, Inc.†	1,438	346,917
Global Payments, Inc.	2,507	416,212
IHS Markit, Ltd.	2,011	135,340
Nexi SpA†*	330	5,012
PayPal Holdings, Inc.†	6,733	828,159
S&P Global, Inc.	894	261,835
Worldline SA†*	111	7,554
		2,068,311
Computer Aided Design — 0.1%
Cadence Design Systems, Inc.†	1,400	113,582
Dassault Systemes SE	180	26,371
Synopsys, Inc.†	1,139	178,959
		318,912
Computer Data Security — 0.1%
Crowdstrike Holdings, Inc., Class A†	1,582	107,038
Zscaler, Inc.†	1,947	130,605
		237,643
Computer Services — 0.3%
Atos SE	127	9,069
Capgemini SE	1,584	148,981
Computershare, Ltd.	659	5,129
Fujitsu, Ltd.	200	19,485
Leidos Holdings, Inc.	3,896	384,964
NEC Corp.	300	11,549
Nomura Research Institute, Ltd.	2,500	60,825
NTT Data Corp.	900	9,187
SCSK Corp.	100	4,499
Teleperformance	77	17,269
		670,957
Computer Software — 0.1%
MongoDB, Inc.†	591	95,819
Slack Technologies, Inc., Class A†	1,608	42,917
Splunk, Inc.†	1,019	143,027
		281,763
Computers — 0.8%
Apple, Inc.	7,017	2,061,595
Computers-Integrated Systems — 0.1%
Itochu Techno-Solutions Corp.	100	3,048
OBIC Co., Ltd.	100	14,975
Otsuka Corp.	3,400	152,507
		170,530
Consulting Services — 0.2%
Booz Allen Hamilton Holding Corp.	4,369	320,859
Bureau Veritas SA	379	7,875
FTI Consulting, Inc.†	1,732	220,588
Nihon M&A Center, Inc.	200	6,576
Worley, Ltd.	542	3,097
		558,995
Containers-Metal/Glass — 0.3%
Ball Corp.	5,794	380,028
Crown Holdings, Inc.†	4,675	301,117
Toyo Seikan Group Holdings, Ltd.	300	3,053
		684,198
Containers-Paper/Plastic — 0.2%
D.S. Smith PLC†	1,795	7,061
Graphic Packaging Holding Co.	9,430	125,891
Huhtamaki Oyj†	126	4,716
Packaging Corp. of America	1,632	157,733
WestRock Co.	3,763	121,131
		416,532
Cosmetics & Toiletries — 0.6%
Beiersdorf AG	132	13,856
Coty, Inc., Class A	9,698	52,854
Essity AB, Class A†	38	1,237
Essity AB, Class B†	796	25,863
Kao Corp.	4,600	354,819
L’Oreal SA	523	152,206
Lion Corp.	400	8,359
Pigeon Corp.	200	7,107
Pola Orbis Holdings, Inc.	100	1,776
Procter & Gamble Co.	2,466	290,668
Shiseido Co., Ltd.	500	29,495
Unicharm Corp.	500	18,317
Unilever NV	8,332	416,499
Unilever PLC	1,533	79,259
		1,452,315
Cruise Lines — 0.0%
Carnival PLC	276	3,799

Data Processing/Management — 0.1%
Fiserv, Inc.†	2,159	222,507
Diagnostic Equipment — 0.2%
Sysmex Corp.	200	13,790
Thermo Fisher Scientific, Inc.	1,553	519,758
		533,548
Diagnostic Kits — 0.0%
DiaSorin SpA	19	3,238
QIAGEN NV†	297	12,376
		15,614
Dialysis Centers — 0.0%
Fresenius Medical Care AG & Co. KGaA	279	21,865
Fresenius SE & Co. KGaA	538	23,423
		45,288
Distribution/Wholesale — 0.1%
Bunzl PLC	440	9,582
Copart, Inc.†	1,854	148,524
Ferguson PLC	1,386	100,245
Jardine Cycle & Carriage, Ltd.	200	2,821
Seven Group Holdings, Ltd.	213	2,075
Travis Perkins PLC	328	4,299
		267,546
Diversified Banking Institutions — 1.1%
Banco Santander SA	49,585	110,868
Bank of America Corp.	27,220	654,641
Barclays PLC	21,138	28,240
BNP Paribas SA	6,404	201,570
Citigroup, Inc.	4,172	202,592
Credit Agricole SA	1,665	13,310
Credit Suisse Group AG	11,380	103,057
Deutsche Bank AG	2,713	20,206
HSBC Holdings PLC	49,479	255,511
Lloyds Banking Group PLC	410,347	166,904
Macquarie Group, Ltd.	645	42,153
Mitsubishi UFJ Financial Group, Inc.	62,000	249,143
Mizuho Financial Group, Inc.	33,300	38,776
Morgan Stanley	10,108	398,558
Natixis SA	2,770	6,572
Royal Bank of Scotland Group PLC	6,031	8,409
Societe Generale SA	1,046	16,374
Sumitomo Mitsui Financial Group, Inc.	7,700	202,785
UBS Group AG	5,028	53,941
UniCredit SpA†	4,187	32,344
		2,805,954
Diversified Financial Services — 0.0%
Mebuki Financial Group, Inc.	1,500	3,157
Diversified Manufacturing Operations — 0.5%
Carlisle Cos., Inc.	1,415	171,158
Eaton Corp. PLC	7,405	618,318
Illinois Tool Works, Inc.	967	157,138
ITT, Inc.	970	51,138
Siemens AG	1,716	159,397
Smiths Group PLC	515	8,058
Toshiba Corp.	500	12,420
Trane Technologies PLC	1,731	151,324
Trelleborg AB, Class B†	392	5,040
		1,333,991
Diversified Minerals — 0.1%
BHP Group PLC	2,772	46,554
BHP Group, Ltd.	12,477	255,550
Iluka Resources, Ltd.	676	3,321
Sumitomo Metal Mining Co., Ltd.	400	10,046
		315,471
Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	15,500	112,400
Jardine Matheson Holdings, Ltd.	400	17,479
Swire Pacific, Ltd., Class A	1,000	6,426
Swire Pacific, Ltd., Class B	2,500	2,727
Washington H. Soul Pattinson & Co., Ltd.	201	2,421
		141,453
Diversified Operations/Commercial Services — 0.0%
Brambles, Ltd.	2,084	14,871
Drug Delivery Systems — 0.1%
DexCom, Inc.†	592	198,438
E-Commerce/Products — 1.2%
Amazon.com, Inc.†	1,209	2,991,066
ASOS PLC†	74	2,233
Mercari, Inc.†	100	2,503
MonotaRO Co., Ltd.	200	6,431
Rakuten, Inc.	1,000	8,468
ZOZO, Inc.	300	4,823
		3,015,524
E-Commerce/Services — 0.2%
Auto Trader Group PLC*	1,170	6,766
Booking Holdings, Inc.†	208	307,958
Delivery Hero SE†*	174	14,662
Lyft, Inc., Class A†	3,243	106,468
Rightmove PLC	1,180	7,402
		443,256
E-Marketing/Info — 0.0%
CyberAgent, Inc.	100	4,204
Electric Products-Misc. — 0.1%
AMETEK, Inc.	2,161	181,243
Brother Industries, Ltd.	400	6,783
Casio Computer Co., Ltd.	300	4,739
Legrand SA	347	23,415
Mabuchi Motor Co., Ltd.	3,700	114,994
		331,174
Electric-Distribution — 0.1%
AusNet Services	2,790	3,396
E.ON SE	2,878	28,805
HK Electric Investments & HK Electric Investments, Ltd.	3,500	3,595
Orsted A/S*	1,678	169,900
SSE PLC	1,357	21,388
		227,084
Electric-Generation — 0.0%
EDP Renovaveis SA	239	2,936
Electric Power Development Co., Ltd.	1,800	36,056
Electricite de France SA	600	4,789
Engie SA	2,405	26,126
Mercury NZ, Ltd.	1,011	2,816
Meridian Energy, Ltd.	2,026	5,529
Uniper SE	241	6,462
		84,714
Electric-Integrated — 1.2%
A2A SpA	683	932
AGL Energy, Ltd.	863	9,445
American Electric Power Co., Inc.	3,535	293,794
Chubu Electric Power Co., Inc.	1,000	13,506
Chugoku Electric Power Co., Inc.	400	5,376
CLP Holdings, Ltd.	3,000	32,005

Contact Energy, Ltd.	751	2,849
Duke Energy Corp.	1,449	122,672
Edison International	1,744	102,390
EDP - Energias de Portugal SA	2,837	11,982
Endesa SA	417	9,261
Enel SpA	55,309	378,654
Entergy Corp.	1,009	96,370
EVN AG	56	874
Fortum Oyj	572	9,505
Hera SpA	1,036	3,840
Iberdrola SA	41,192	412,932
Kansai Electric Power Co., Inc.	1,100	11,271
Kyushu Electric Power Co., Inc.	700	5,538
NextEra Energy, Inc.	3,509	811,000
Origin Energy, Ltd.	2,307	8,192
Power Assets Holdings, Ltd.	2,500	16,504
RWE AG	759	21,796
Shikoku Electric Power Co., Inc.	200	1,543
Tohoku Electric Power Co., Inc.	600	5,640
Tokyo Electric Power Co. Holdings, Inc.†	1,300	4,375
Verbund AG	90	4,083
Xcel Energy, Inc.	9,510	604,456
		3,000,785
Electric-Transmission — 0.0%
Elia Group SA/NV	43	4,951
Red Electrica Corp. SA	569	10,018
Terna Rete Elettrica Nazionale SpA	1,838	11,541
		26,510
Electronic Components-Misc. — 0.2%
Alps Alpine Co., Ltd.	400	4,143
Garmin, Ltd.	2,078	168,650
Hoya Corp.	500	45,694
Kyocera Corp.	400	21,380
Minebea Mitsumi, Inc.	600	9,815
Murata Manufacturing Co., Ltd.	900	50,066
Nidec Corp.	800	46,466
Nippon Electric Glass Co., Ltd.	100	1,465
Omron Corp.	300	17,615
TDK Corp.	200	17,295
Venture Corp., Ltd.	400	4,481
		387,070
Electronic Components-Semiconductors — 0.7%
Advanced Micro Devices, Inc.†	8,966	469,729
Hamamatsu Photonics KK	200	8,762
Infineon Technologies AG	12,265	227,896
Microchip Technology, Inc.	851	74,658
NVIDIA Corp.	1,171	342,260
Rohm Co., Ltd.	200	12,652
STMicroelectronics NV	938	24,417
SUMCO Corp.	400	5,713
Texas Instruments, Inc.	5,582	647,903
		1,813,990
Electronic Connectors — 0.1%
Amphenol Corp., Class A	1,489	131,419
Hirose Electric Co., Ltd.	100	10,991
		142,410
Electronic Measurement Instruments — 0.1%
Halma PLC	496	13,070
Keysight Technologies, Inc.†	1,943	188,024
Sartorius AG (Preference Shares)†	44	12,395
Yokogawa Electric Corp.	300	4,098
		217,587
Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc.†	1,585	99,728
Electronic Security Devices — 0.0%
Assa Abloy AB, Class B	1,302	23,443
Electronics-Military — 0.0%
Thales SA	668	50,658
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	3,281	153,649
Siemens Gamesa Renewable Energy SA	294	4,379
Vestas Wind Systems A/S	262	22,594
		180,622
Engineering/R&D Services — 0.0%
JGC Holdings Corp.	400	3,891
Kinden Corp.	200	3,236
		7,127
Enterprise Software/Service — 0.2%
AVEVA Group PLC	51	2,296
Micro Focus International PLC	476	2,891
SAP SE	5,136	612,559
Temenos AG	84	10,946
TIS, Inc.	300	5,750
WiseTech Global, Ltd.	192	2,311
		636,753
Entertainment Software — 0.1%
DeNA Co., Ltd.	100	1,228
Konami Holdings Corp.	100	3,146
Nexon Co., Ltd.	600	9,704
Square Enix Holdings Co., Ltd.	100	4,081
Take-Two Interactive Software, Inc.†	1,549	187,507
Ubisoft Entertainment SA†	95	7,079
		212,745
Explosives — 0.0%
Orica, Ltd.	524	6,086
Filtration/Separation Products — 0.0%
Alfa Laval AB†	393	7,374
Finance-Consumer Loans — 0.0%
Acom Co., Ltd.	700	2,839
Finance-Credit Card — 0.8%
American Express Co.	1,942	177,208
Capital One Financial Corp.	4,669	302,364
Credit Saison Co., Ltd.	200	2,281
Mastercard, Inc., Class A	5,475	1,505,461
Orient Corp.†	1,000	1,146
		1,988,460
Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	12,869	485,419
Daiwa Securities Group, Inc.	2,100	8,708
Nomura Holdings, Inc.	4,400	18,303
SBI Holdings, Inc.	300	5,625
		518,055
Finance-Leasing Companies — 0.0%
Hitachi Capital Corp.†	100	1,944
Mitsubishi UFJ Lease & Finance Co., Ltd.	800	3,835
ORIX Corp.	1,800	21,427
Tokyo Century Corp.	100	3,401
		30,607
Finance-Other Services — 0.2%
Afterpay, Ltd.†	272	5,358
ASX, Ltd.	254	13,324
Deutsche Boerse AG	1,295	201,435

Hong Kong Exchanges & Clearing, Ltd.	5,800	185,931
Intrum AB	119	1,826
Japan Exchange Group, Inc.	700	13,060
London Stock Exchange Group PLC	413	38,821
Nasdaq, Inc.	1,534	168,234
Singapore Exchange, Ltd.	1,100	7,507
		635,496
Fisheries — 0.0%
Leroy Seafood Group ASA	451	2,400
Mowi ASA	589	10,109
Salmar ASA	87	3,402
Toyo Suisan Kaisha, Ltd.	100	4,791
		20,702
Food-Baking — 0.0%
Yamazaki Baking Co., Ltd.	300	5,312
Food-Catering — 0.0%
Compass Group PLC	2,091	35,230
Sodexo SA	350	27,832
		63,062
Food-Confectionery — 0.0%
Barry Callebaut AG	4	7,845
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	2	15,603
Ezaki Glico Co., Ltd.	100	4,365
		27,813
Food-Dairy Products — 0.0%
a2 Milk Co., Ltd.†	966	11,501
Danone SA	846	58,690
Yakult Honsha Co., Ltd.	200	11,628
		81,819
Food-Flour & Grain — 0.0%
Nisshin Seifun Group, Inc.	300	4,674
Wilmar International, Ltd.	4,000	10,089
		14,763
Food-Meat Products — 0.0%
WH Group, Ltd.*	16,000	15,315
Food-Misc./Diversified — 0.6%
Ajinomoto Co., Inc.	800	14,209
Associated British Foods PLC	468	11,167
Axfood AB	158	3,352
Calbee, Inc.	200	6,057
Glanbia PLC	325	3,450
Kerry Group PLC, Class A	199	22,825
Kewpie Corp.	100	1,985
Kikkoman Corp.	300	13,804
MEIJI Holdings Co., Ltd.	200	13,868
Nestle SA	12,048	1,272,703
NH Foods, Ltd.	100	3,567
Nichirei Corp.	1,900	47,365
Nissin Foods Holdings Co., Ltd.	100	8,202
Orkla ASA	1,064	9,643
Post Holdings, Inc.†	1,791	164,503
Tate & Lyle PLC	612	5,494
		1,602,194
Food-Retail — 0.2%
Carrefour SA	753	11,145
Casino Guichard Perrachon SA	84	3,148
Coles Group, Ltd.	1,576	15,750
Colruyt SA	78	4,671
Dairy Farm International Holdings, Ltd.	300	1,426
ICA Gruppen AB	152	6,634
J Sainsbury PLC	2,264	5,654
Jardine Strategic Holdings, Ltd.	200	4,301
Jeronimo Martins SGPS SA	396	6,693
Kesko Oyj, Class A†	156	2,531
Kesko Oyj, Class B	440	7,165
Koninklijke Ahold Delhaize NV	1,445	35,117
Ocado Group PLC†	770	15,574
Seven & i Holdings Co., Ltd.	4,300	141,676
Tesco PLC	60,582	179,551
WM Morrison Supermarkets PLC	3,262	7,525
Woolworths Group, Ltd.	1,723	39,711
		488,272
Food-Wholesale/Distribution — 0.0%
Olam International, Ltd.	500	529
Gambling (Non-Hotel) — 0.0%
Flutter Entertainment PLC†	103	12,622
Genting Singapore, Ltd.	9,100	5,002
Tabcorp Holdings, Ltd.	3,244	6,706
		24,330
Gas-Distribution — 0.1%
Centrica PLC	7,651	3,850
Enagas SA	326	7,612
Hong Kong & China Gas Co., Ltd.	16,000	28,314
National Grid PLC	4,925	57,971
Naturgy Energy Group SA	440	7,776
Osaka Gas Co., Ltd.	600	11,125
Toho Gas Co., Ltd.	100	4,906
Tokyo Gas Co., Ltd.	2,700	59,030
		180,584
Gas-Transportation — 0.0%
Snam SpA	2,851	12,793
Gold Mining — 0.0%
Evolution Mining, Ltd.	2,204	7,124
Newcrest Mining, Ltd.	1,232	21,643
		28,767
Home Decoration Products — 0.0%
Newell Brands, Inc.	5,613	77,908
Hotels/Motels — 0.1%
Accor SA	2,140	59,491
City Developments, Ltd.	1,000	5,623
InterContinental Hotels Group PLC	4,807	219,147
Shangri-La Asia, Ltd.	2,000	1,642
Whitbread PLC	835	31,380
		317,283
Human Resources — 0.1%
Adecco Group AG	1,149	50,425
Persol Holdings Co., Ltd.	3,500	40,774
Randstad NV	147	5,908
Recruit Holdings Co., Ltd.	2,100	61,605
		158,712
Import/Export — 0.1%
ITOCHU Corp.	2,100	41,267
Marubeni Corp.	2,200	10,656
Mitsubishi Corp.	9,900	210,889
Mitsui & Co., Ltd.	2,300	32,261
Sumitomo Corp.	1,700	19,324
Toyota Tsusho Corp.	300	7,173
		321,570
Industrial Automated/Robotic — 0.2%
FANUC Corp.	300	49,468
Harmonic Drive Systems, Inc.	100	4,647

Keyence Corp.	1,000	359,264
Nabtesco Corp.	100	2,872
SMC Corp.	100	45,722
THK Co., Ltd.	100	2,402
Yaskawa Electric Corp.	300	9,862
		474,237
Industrial Gases — 0.2%
Air Liquide SA	3,469	441,778
Taiyo Nippon Sanso Corp.	300	4,671
		446,449
Instruments-Controls — 0.1%
ABB, Ltd.	2,532	48,130
Honeywell International, Inc.	1,336	189,578
Mettler-Toledo International, Inc.†	157	113,031
		350,739
Insurance Brokers — 0.1%
Arthur J. Gallagher & Co.	367	28,810
Marsh & McLennan Cos., Inc.	1,253	121,954
		150,764
Insurance-Life/Health — 0.4%
AIA Group, Ltd.	49,200	447,841
AMP, Ltd.†	4,374	4,052
Aviva PLC	10,130	30,893
AXA SA	5,783	102,794
Baloise Holding AG	82	12,290
Challenger, Ltd.	827	2,600
Dai-ichi Life Holdings, Inc.	1,500	18,836
Great Eastern Holdings, Ltd.	100	1,326
Japan Post Holdings Co., Ltd.	2,000	16,022
Legal & General Group PLC	7,754	20,018
M&G PLC	55,664	92,829
NN Group NV	406	11,765
Phoenix Group Holdings PLC	850	6,440
Prudential Financial, Inc.	808	50,395
Prudential PLC	15,936	226,975
Sony Financial Holdings, Inc.	100	1,911
Suncorp Group, Ltd.	1,651	9,847
Swiss Life Holding AG	44	15,606
T&D Holdings, Inc.	6,700	58,050
		1,130,490
Insurance-Multi-line — 0.3%
Aegon NV	1,843	4,754
Ageas	247	8,904
Allianz SE	766	141,904
Assicurazioni Generali SpA	2,709	38,712
Chubb, Ltd.	1,244	134,364
CNP Assurances†	113	1,169
Direct Line Insurance Group PLC	1,804	6,199
Hartford Financial Services Group, Inc.	3,249	123,429
Loews Corp.	9,085	314,886
Mapfre SA	754	1,382
Medibank Private, Ltd.	3,615	6,346
Sampo Oyj, Class A	648	21,496
Storebrand ASA	54	272
Talanx AG	85	3,039
UnipolSai Assicurazioni SpA	959	2,362
UNIQA Insurance Group AG	184	1,239
Vienna Insurance Group AG Wiener Versicherung Gruppe	61	1,230
Zurich Insurance Group AG	197	62,799
		874,486
Insurance-Property/Casualty — 0.6%
Admiral Group PLC	331	9,723
Alleghany Corp.	142	75,787
Beazley PLC	7,911	39,490
Berkshire Hathaway, Inc., Class B†	1,757	329,192
Gjensidige Forsikring ASA†	192	3,397
Hiscox, Ltd.	384	3,401
Insurance Australia Group, Ltd.	3,032	11,236
MS&AD Insurance Group Holdings, Inc.	600	17,341
Progressive Corp.	6,249	483,048
QBE Insurance Group, Ltd.	1,983	10,674
RSA Insurance Group PLC	1,348	6,140
Sompo Holdings, Inc.	400	12,948
Tokio Marine Holdings, Inc.	4,800	226,243
Travelers Cos., Inc.	2,584	261,527
Tryg A/S	194	5,143
		1,495,290
Insurance-Reinsurance — 0.1%
Fairfax Financial Holdings, Ltd.	308	84,207
Hannover Rueck SE	80	12,776
Muenchener Rueckversicherungs-Gesellschaft AG	190	41,869
Swiss Re AG	1,876	135,557
		274,409
Internet Content-Entertainment — 0.4%
Adevinta ASA, Class B†	297	2,458
Facebook, Inc., Class A†	2,313	473,494
LINE Corp.†	100	4,933
Netflix, Inc.†	1,577	662,103
		1,142,988
Internet Content-Information/News — 0.1%
Kakaku.com, Inc.	100	2,031
M3, Inc.	500	17,983
Prosus NV†	555	42,128
SEEK, Ltd.	460	5,116
Spotify Technology SA†	1,137	172,335
		239,593
Internet Gambling — 0.0%
GVC Holdings PLC	758	7,207
Internet Security — 0.0%
Trend Micro, Inc.	100	5,058
Investment Companies — 0.0%
Aker ASA, Class A†	39	1,036
EXOR NV	127	6,961
Groupe Bruxelles Lambert SA	100	7,995
HAL Trust	109	14,009
Industrivarden AB, Class A†	140	2,904
Investor AB, Class A	141	7,009
Investor AB, Class B	597	29,986
Kinnevik AB, Class B†	317	6,548
L E Lundbergforetagen AB, Class B	104	4,385
Melrose Industries PLC	6,376	8,026
Pargesa Holding SA	65	4,627
Sofina SA	21	4,953
		98,439
Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.	2,544	292,407
Amundi SA*	80	5,318
BlackRock, Inc.	398	199,812
Hargreaves Lansdown PLC	361	6,557
Invesco, Ltd.	3,946	34,015
Julius Baer Group, Ltd.	293	11,502
Magellan Financial Group, Ltd.	209	6,871
Matsui Securities Co., Ltd.	100	731
Schroders PLC	170	5,689

Schroders PLC†	74	1,986
St James’s Place PLC	695	7,462
Standard Life Aberdeen PLC	3,080	8,590
T. Rowe Price Group, Inc.	2,143	247,795
		828,735
Leisure Products — 0.0%
Yamaha Corp.	200	8,093
Machine Tools & Related Products — 0.0%
Amada Co., Ltd.	500	4,546
Techtronic Industries Co., Ltd.	2,500	18,571
		23,117
Machinery-Construction & Mining — 0.0%
Epiroc AB, Class A	822	8,249
Epiroc AB, Class B	513	5,081
Hitachi Construction Machinery Co., Ltd.	100	2,349
Komatsu, Ltd.	1,300	24,784
Sandvik AB†	1,450	22,422
Weir Group PLC	341	4,084
		66,969
Machinery-Electrical — 0.1%
Fuji Electric Co., Ltd.	200	4,784
Hitachi, Ltd.	3,700	111,012
Konecranes OYJ†	106	2,308
Mitsubishi Electric Corp.	2,900	35,902
Mitsubishi Heavy Industries, Ltd.	400	10,228
Schindler Holding AG (Participation Certificate)	53	11,789
Schindler Holding AG	25	5,366
		181,389
Machinery-Farming — 0.0%
CNH Industrial NV†	1,305	8,187
Husqvarna AB, Class B	412	2,493
Kubota Corp.	1,500	18,705
		29,385
Machinery-General Industrial — 0.2%
ANDRITZ AG†	115	3,789
Atlas Copco AB, Class A	849	29,456
Atlas Copco AB, Class B	513	16,014
GEA Group AG	216	4,969
Hexagon AB, Class B†	367	18,273
Kone Oyj, Class B	530	32,154
Kongsberg Gruppen ASA	145	1,868
Metso Oyj	67	1,862
Middleby Corp.†	1,311	72,931
Nordson Corp.	982	158,014
Otis Worldwide Corp.†	944	48,059
Spirax-Sarco Engineering PLC	97	10,674
Sumitomo Heavy Industries, Ltd.	100	2,119
		400,182
Machinery-Material Handling — 0.0%
Daifuku Co., Ltd.	200	13,930
KION Group AG	85	4,226
		18,156
Machinery-Pumps — 0.1%
Dover Corp.	2,075	194,324
Ingersoll Rand, Inc.†	3,362	97,767
		292,091
Medical Instruments — 0.5%
Alcon, Inc.†	642	33,918
Ambu A/S, Class B	226	7,077
Boston Scientific Corp.†	13,665	512,164
Elekta AB, Series B	481	4,446
Getinge AB, Class B	286	5,503
Intuitive Surgical, Inc.†	691	353,018
Medtronic PLC	1,790	174,758
Olympus Corp.†	5,400	85,991
Shimadzu Corp.	400	9,934
		1,186,809
Medical Labs & Testing Services — 0.3%
BioMerieux	55	6,833
Catalent, Inc.†	3,016	208,556
Eurofins Scientific SE	15	8,309
Lonza Group AG	97	42,395
PeptiDream, Inc.†	100	3,749
Quest Diagnostics, Inc.	2,541	279,789
Teladoc Health, Inc.†	1,415	232,895
		782,526
Medical Products — 0.2%
Asahi Intecc Co., Ltd.	300	7,960
Baxter International, Inc.	3,230	286,759
Cochlear, Ltd.	83	9,946
Coloplast A/S, Class B	154	24,320
ConvaTec Group PLC*	2,051	5,479
Demant A/S†	131	3,136
GN Store Nord A/S	187	8,563
Koninklijke Philips NV†	2,043	89,045
Sartorius Stedim Biotech†	31	7,449
Smith & Nephew PLC	1,170	22,983
Sonova Holding AG	70	12,653
Straumann Holding AG	14	10,638
Terumo Corp.	900	29,702
		518,633
Medical-Biomedical/Gene — 0.7%
Alnylam Pharmaceuticals, Inc.†	891	117,345
Amgen, Inc.	1,879	449,494
Argenx SE†	56	8,449
Biogen, Inc.†	326	96,767
CSL, Ltd.	1,422	281,863
Exact Sciences Corp.†	2,009	158,671
Exelixis, Inc.†	6,390	157,801
Genmab A/S†	86	20,709
H. Lundbeck A/S	81	2,955
Illumina, Inc.†	515	164,300
Intercept Pharmaceuticals, Inc.†	773	63,324
Regeneron Pharmaceuticals, Inc.†	333	175,118
Swedish Orphan Biovitrum AB†	307	5,965
		1,702,761
Medical-Drugs — 3.0%
AbbVie, Inc.	8,928	733,882
Allergan PLC	834	156,242
Astellas Pharma, Inc.	2,300	38,071
AstraZeneca PLC	3,505	367,690
Bayer AG	3,289	217,659
Bristol-Myers Squibb Co.	11,363	690,984
Chugai Pharmaceutical Co., Ltd.	300	35,587
Daiichi Sankyo Co., Ltd.	800	54,643
Eisai Co., Ltd.	400	27,868
Eli Lilly & Co.	2,247	347,476
Galapagos NV†	66	14,597
GlaxoSmithKline PLC	22,019	460,994
Grifols SA	385	13,117
Grifols SA, Class B (Preference Shares)	339	7,025
Hikma Pharmaceuticals PLC	178	5,317
Hisamitsu Pharmaceutical Co., Inc.	100	4,697
Ipsen SA	48	3,566

Jazz Pharmaceuticals PLC†	1,168	128,772
Johnson & Johnson	2,545	381,852
Kobayashi Pharmaceutical Co., Ltd.	100	9,222
Kyowa Kirin Co., Ltd.	300	6,990
Merck & Co., Inc.	3,165	251,111
Merck KGaA	170	19,814
Nippon Shinyaku Co., Ltd.	100	7,016
Novartis AG	9,553	814,929
Novo Nordisk A/S, Class B	8,916	569,323
Ono Pharmaceutical Co., Ltd.	600	14,397
Orion Oyj, Class A†	51	2,522
Orion Oyj, Class B†	136	6,916
Otsuka Holdings Co., Ltd.	5,800	228,262
Pfizer, Inc.	9,428	361,658
Recordati SpA	131	5,703
Roche Holding AG	2,850	991,311
Roche Holding AG	36	12,535
Sanofi	6,024	589,350
Santen Pharmaceutical Co., Ltd.	600	10,595
Shionogi & Co., Ltd.	300	16,462
Sumitomo Dainippon Pharma Co., Ltd.	300	4,154
Takeda Pharmaceutical Co., Ltd.	2,100	75,406
Tsumura & Co.	100	2,784
UCB SA	166	15,209
Vifor Pharma AG	56	8,425
		7,714,133
Medical-Generic Drugs — 0.0%
Teva Pharmaceutical Industries, Ltd.†	1,430	15,539
Medical-HMO — 0.6%
UnitedHealth Group, Inc.	5,612	1,641,342
Medical-Hospitals — 0.1%
Acadia Healthcare Co., Inc.†	2,682	64,395
HCA Healthcare, Inc.	878	96,475
Mediclinic International PLC	773	2,527
NMC Health PLC(7)	210	0
Ramsay Health Care, Ltd.	237	9,489
		172,886
Medical-Wholesale Drug Distribution — 0.1%
Alfresa Holdings Corp.	300	5,997
AmerisourceBergen Corp.	1,376	123,372
Amplifon SpA	103	2,366
Medipal Holdings Corp.	300	5,818
Suzuken Co., Ltd.	100	3,854
		141,407
Metal Processors & Fabrication — 0.0%
NSK, Ltd.	700	4,835
SKF AB, Class A†	26	415
SKF AB, Class B	491	7,809
		13,059
Metal Products-Distribution — 0.0%
MISUMI Group, Inc.	300	7,184
Metal-Aluminum — 0.0%
Alumina, Ltd.	2,545	2,821
Norsk Hydro ASA	1,793	4,592
		7,413
Metal-Copper — 0.0%
Antofagasta PLC	414	4,246
Metal-Diversified — 0.2%
Anglo American PLC	1,816	32,424
Boliden AB	358	7,329
Glencore PLC	14,357	26,650
Mitsubishi Materials Corp.	200	4,099
Rio Tinto PLC	2,418	112,381
Rio Tinto, Ltd.	3,816	214,948
South32, Ltd.	6,744	8,517
		406,348
Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	2,246	17,216
Miscellaneous Manufacturing — 0.1%
Alstom SA	4,665	191,239
Motion Pictures & Services — 0.0%
Toho Co., Ltd.	200	6,562
Motorcycle/Motor Scooter — 0.0%
Yamaha Motor Co., Ltd.	400	5,181
MRI/Medical Diagnostic Imaging — 0.0%
Sonic Healthcare, Ltd.	597	10,571
Multimedia — 0.0%
Bollore SA	1,476	3,922
Informa PLC	1,643	9,062
Pearson PLC	1,025	5,925
Tokyo Broadcasting System, Inc.	100	1,560
Vivendi SA	1,057	22,846
		43,315
Networking Products — 0.1%
Arista Networks, Inc.†	561	123,027
Cisco Systems, Inc.	4,183	177,276
Telefonaktiebolaget LM Ericsson, Class A†	98	928
Telefonaktiebolaget LM Ericsson, Class B	3,415	29,726
		330,957
Non-Hazardous Waste Disposal — 0.1%
Waste Connections, Inc.	2,414	207,387
Office Automation & Equipment — 0.1%
Canon Marketing Japan, Inc.	100	1,939
Canon, Inc.	1,500	31,692
FUJIFILM Holdings Corp.	600	28,679
Konica Minolta, Inc.	800	3,113
Ricoh Co., Ltd.	1,100	7,524
Seiko Epson Corp.	500	5,669
Zebra Technologies Corp., Class A†	918	210,828
		289,444
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	1,455	160,617
Oil & Gas Drilling — 0.0%
Sembcorp Marine, Ltd.†	1,300	684
Oil Companies-Exploration & Production — 0.4%
Aker BP ASA	148	2,466
Cabot Oil & Gas Corp.	3,871	83,691
ConocoPhillips	5,052	212,689
Diamondback Energy, Inc.	3,845	167,411
EQT Corp.	6,438	93,931
Inpex Corp.	1,400	8,922
Lundin Petroleum AB	5,439	141,052
Pioneer Natural Resources Co.	2,562	228,812
Santos, Ltd.	2,313	7,298
Tullow Oil PLC	2,213	724
Woodside Petroleum, Ltd.	1,228	17,535
		964,531
Oil Companies-Integrated — 0.6%
BP PLC	96,257	380,086
Chevron Corp.	3,539	325,588
Eni SpA	3,338	31,722
Equinor ASA	1,445	20,284
Galp Energia SGPS SA	597	6,887

OMV AG	191	6,265
Repsol SA	1,931	17,624
Royal Dutch Shell PLC, Class A	13,038	217,970
Royal Dutch Shell PLC, Class B	8,172	132,647
TOTAL SA	9,137	329,456
		1,468,529
Oil Refining & Marketing — 0.2%
Caltex Australia, Ltd.	347	5,547
DCC PLC	133	9,488
Idemitsu Kosan Co., Ltd.	300	6,851
JXTG Holdings, Inc.	4,200	14,879
Marathon Petroleum Corp.	3,470	111,318
Murphy USA, Inc.†	1,084	115,771
Neste Oyj	565	20,041
PBF Energy, Inc., Class A	3,912	44,597
Phillips 66	1,986	145,316
		473,808
Oil-Field Services — 0.0%
John Wood Group PLC	899	2,298
Saipem SpA†	930	2,391
Subsea 7 SA†	382	2,126
TechnipFMC PLC	551	4,829
TGS NOPEC Geophysical Co. ASA	191	2,942
		14,586
Optical Supplies — 0.0%
EssilorLuxottica SA	382	47,213
Paper & Related Products — 0.1%
Holmen AB	160	4,670
Mondi PLC	637	11,328
Oji Holdings Corp.	1,400	7,185
Portucel Empresa Produtora de Pasta e Papel SA†	274	713
Smurfit Kappa Group PLC	310	9,737
Stora Enso Oyj, Class R†	804	9,527
Svenska Cellulosa AB SCA, Class A†	49	532
Svenska Cellulosa AB SCA, Class B†	796	8,568
UPM-Kymmene Oyj	3,847	106,604
		158,864
Petrochemicals — 0.0%
Mitsui Chemicals, Inc.	200	3,933
Pharmacy Services — 0.2%
Cigna Corp.	1,979	387,449
Photo Equipment & Supplies — 0.0%
Nikon Corp.	600	5,591
Pipelines — 0.2%
APA Group	1,548	10,899
Equitrans Midstream Corp.	10,462	87,672
Kinder Morgan, Inc.	9,834	149,772
Koninklijke Vopak NV	88	5,078
Williams Cos., Inc.	9,657	187,056
		440,477
Power Converter/Supply Equipment — 0.2%
Generac Holdings, Inc.†	2,215	215,830
Schneider Electric SE	3,505	321,105
		536,935
Precious Metals — 0.0%
Polymetal International PLC	277	5,647
Printing-Commercial — 0.0%
Dai Nippon Printing Co., Ltd.	400	8,476
Toppan Printing Co., Ltd.	400	5,966
		14,442
Private Equity — 0.1%
3i Group PLC	19,920	196,974
Blackstone Group, Inc., Class A	1,858	97,062
Partners Group Holding AG	24	18,919
		312,955
Public Thoroughfares — 0.0%
Atlantia SpA	617	10,069
Transurban Group	3,422	30,583
		40,652
Publishing-Newspapers — 0.1%
New York Times Co., Class A	3,848	125,137
Schibsted ASA, Class A	129	2,742
Schibsted ASA, Class B	165	3,198
Singapore Press Holdings, Ltd.	2,400	2,570
		133,647
Publishing-Periodicals — 0.0%
Wolters Kluwer NV	359	26,432
Radio — 0.0%
Entercom Communications Corp., Class A	16,908	20,628
Real Estate Investment Trusts — 0.8%
Advance Residence Investment Corp.	2	6,109
American Homes 4 Rent, Class A	4,416	106,602
Ascendas Real Estate Investment Trust	3,872	8,067
British Land Co. PLC	1,235	6,300
Brixmor Property Group, Inc.	7,587	86,871
CapitaLand Commercial Trust	4,400	4,970
CapitaLand Mall Trust	3,100	4,108
Covivio	58	3,636
Daiwa House REIT Investment Corp.	2	4,828
Derwent London PLC	139	5,442
Dexus	12,685	74,575
EastGroup Properties, Inc.	529	56,074
Federal Realty Investment Trust	1,152	95,927
Gecina SA	72	9,405
GLP J-REIT	5	6,409
Goodman Group	17,147	144,111
GPT Group	2,529	6,856
ICADE	50	3,847
Japan Prime Realty Investment Corp.	1	2,765
Japan Real Estate Investment Corp.	2	10,813
Japan Retail Fund Investment Corp.	3	3,277
Keppel REIT Management, Ltd.	3,100	2,306
Kimco Realty Corp.	5,701	62,198
Klepierre SA	274	5,547
Land Securities Group PLC	985	8,221
Link REIT	3,300	29,269
Mapletree Commercial Trust	3,500	4,808
Mapletree North Asia Commercial Trust	3,400	2,262
Mid-America Apartment Communities, Inc.	1,377	154,114
Mirvac Group	5,195	7,431
Nippon Building Fund, Inc.	2	11,936
Nippon Prologis REIT, Inc.	3	8,247
Nomura Real Estate Master Fund, Inc.	6	6,841
Orix JREIT, Inc.	3	3,594
Outfront Media, Inc.	4,331	67,953
Prologis, Inc.	7,615	679,487
Public Storage	1,151	213,453
Rayonier, Inc.	5,149	123,731
Scentre Group	6,988	10,406
Segro PLC	1,440	15,060
Stockland	3,194	5,866

Unibail-Rodamco-Westfield (Euronext Paris)	59	3,473
Unibail-Rodamco-Westfield (Euronext Amsterdam)	265	15,619
United Urban Investment Corp.	5	5,012
Vicinity Centres	4,217	4,024
Weyerhaeuser Co.	3,712	81,181
		2,183,031
Real Estate Management/Services — 0.2%
Aeon Mall Co., Ltd.	200	2,527
CBRE Group, Inc., Class A†	6,301	270,502
Daito Trust Construction Co., Ltd.	100	9,560
Deutsche Wohnen SE	1,697	68,858
Fabege AB	442	5,287
Fastighets AB Balder, Class B†	126	4,973
Mitsubishi Estate Co., Ltd.	1,900	30,921
REA Group, Ltd.	72	4,082
Vonovia SE	711	35,155
		431,865
Real Estate Operations & Development — 0.2%
Aroundtown SA	1,452	7,820
Azrieli Group, Ltd.	58	3,446
CapitaLand, Ltd.	2,000	4,221
Castellum AB	338	5,930
CK Asset Holdings, Ltd.	18,000	111,287
Frasers Property, Ltd.	600	522
Hang Lung Group, Ltd.	2,000	4,526
Hang Lung Properties, Ltd.	3,000	6,406
Henderson Land Development Co., Ltd.	3,000	12,110
Hulic Co., Ltd.	600	5,917
Hysan Development Co., Ltd.	1,000	3,341
IMMOFINANZ AG	148	2,740
Kerry Properties, Ltd.	1,000	2,701
Mitsui Fudosan Co., Ltd.	9,500	175,403
New World Development Co., Ltd.	9,000	10,570
Nomura Real Estate Holdings, Inc.	200	3,271
Sino Land Co., Ltd.	4,000	5,572
Sumitomo Realty & Development Co., Ltd.	700	18,852
Sun Hung Kai Properties, Ltd.	2,000	27,063
Swire Properties, Ltd.	2,000	5,620
Tokyo Tatemono Co., Ltd.	300	3,395
Tokyu Fudosan Holdings Corp.	700	3,454
UOL Group, Ltd.	900	4,346
Wharf Holdings, Ltd.	2,000	3,736
Wharf Real Estate Investment Co., Ltd.	2,000	8,492
Wheelock & Co., Ltd.	1,000	7,283
Yanlord Land Group, Ltd.	1,000	748
		448,772
Rental Auto/Equipment — 0.0%
Ashtead Group PLC	597	16,382
Resort/Theme Parks — 0.0%
Oriental Land Co., Ltd.	300	37,991
Respiratory Products — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	753	12,546
Retail-Apparel/Shoe — 0.4%
Fast Retailing Co., Ltd.	100	47,561
Hennes & Mauritz AB, Class B	1,017	14,155
Industria de Diseno Textil SA	11,279	287,730
JD Sports Fashion PLC	537	3,584
Lululemon Athletica, Inc.†	591	132,077
Moncler SpA	247	9,306
Next PLC	174	10,369
Ross Stores, Inc.	4,228	386,270
Salvatore Ferragamo SpA	108	1,339
Zalando SE†*	175	8,521
		900,912
Retail-Auto Parts — 0.3%
AutoZone, Inc.†	198	202,024
O’Reilly Automotive, Inc.†	1,739	671,845
		873,869
Retail-Automobile — 0.0%
USS Co., Ltd.	200	3,170
Retail-Building Products — 0.3%
Home Depot, Inc.	2,744	603,213
Kingfisher PLC	2,797	5,548
Nitori Holdings Co., Ltd.	900	137,860
Reece Australia, Ltd.	365	2,081
Wesfarmers, Ltd.	1,488	35,920
		784,622
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	1,619	124,226
K’s Holdings Corp.†	300	3,277
Yamada Denki Co., Ltd.	900	4,271
		131,774
Retail-Convenience Store — 0.0%
FamilyMart Co., Ltd.	400	6,766
Lawson, Inc.	100	5,171
		11,937
Retail-Discount — 0.0%
Aeon Co., Ltd.	1,200	24,146
Harvey Norman Holdings, Ltd.	826	1,490
Pan Pacific International Holdings Corp.	700	13,506
Seria Co., Ltd.	100	3,246
		42,388
Retail-Drug Store — 0.1%
Matsumotokiyoshi Holdings Co., Ltd.	100	3,461
Sundrug Co., Ltd.	100	3,430
Walgreens Boots Alliance, Inc.	3,899	168,788
Welcia Holdings Co., Ltd.	100	7,239
		182,918
Retail-Gardening Products — 0.1%
Tractor Supply Co.	2,701	273,962
Retail-Jewelry — 0.1%
Chow Tai Fook Jewellery Group, Ltd.	1,600	1,368
Cie Financiere Richemont SA	2,756	156,755
Citizen Watch Co., Ltd.	400	1,414
Pandora A/S	131	4,660
Swatch Group AG (TRQX)	94	3,665
Swatch Group AG (XEGT)	37	7,414
		175,276
Retail-Major Department Stores — 0.1%
Marks & Spencer Group PLC	2,559	2,971
Marui Group Co., Ltd.	5,200	85,150
Nordstrom, Inc.	4,041	75,890
Takashimaya Co., Ltd.	200	1,810
		165,821
Retail-Misc./Diversified — 0.0%
Izumi Co., Ltd.	100	2,941
J. Front Retailing Co., Ltd.	500	4,109
Ryohin Keikaku Co., Ltd.	400	4,773
		11,823

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	363	79,105
Retail-Regional Department Stores — 0.0%
Isetan Mitsukoshi Holdings, Ltd.	700	4,258
Kohl’s Corp.	3,974	73,360
		77,618
Retail-Restaurants — 0.2%
Brinker International, Inc.	1,704	39,669
Domino’s Pizza Enterprises, Ltd.	81	3,046
McDonald’s Corp.	1,948	365,367
McDonald’s Holdings Co. Japan, Ltd.	100	4,899
		412,981
Retail-Vision Service Center — 0.0%
GrandVision NV*	95	2,521
National Vision Holdings, Inc.†	2,763	73,220
		75,741
Retirement/Aged Care — 0.0%
Evergrande Health Industry Group, Ltd.†	5,000	3,766
Ryman Healthcare, Ltd.	544	3,937
		7,703
Rubber & Vinyl — 0.0%
Wacker Chemie AG	24	1,408
Rubber-Tires — 0.1%
Bridgestone Corp.	4,600	143,863
Cie Generale des Etablissements Michelin SCA	237	23,166
Continental AG	142	11,996
Nokian Renkaat Oyj	172	3,686
Pirelli & C SpA*	672	2,623
Sumitomo Rubber Industries, Ltd.	300	2,926
Yokohama Rubber Co., Ltd.	200	2,567
		190,827
Rubber/Plastic Products — 0.0%
Hexpol AB†	419	3,053
Satellite Telecom — 0.0%
Eutelsat Communications SA	91	1,022
SES SA FDR	503	3,363
		4,385
Schools — 0.0%
Benesse Holdings, Inc.	100	2,842
Security Services — 0.0%
G4S PLC	2,036	2,804
Secom Co., Ltd.	300	25,029
Securitas AB, Class B	245	2,894
Sohgo Security Services Co., Ltd.	100	4,789
		35,516
Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	4,711	516,325
NXP Semiconductors NV	1,540	153,338
QUALCOMM, Inc.	4,837	380,527
Renesas Electronics Corp.†	5,900	31,511
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	10,146	539,057
		1,620,758
Semiconductor Equipment — 0.6%
Advantest Corp.	300	14,590
ASM Pacific Technology, Ltd.	500	5,060
ASML Holding NV	2,134	633,902
ASML Holding NV	1,603	462,353
Entegris, Inc.	2,542	137,853
Lam Research Corp.	806	205,756
Tokyo Electron, Ltd.	200	42,309
		1,501,823
Shipbuilding — 0.0%
Wartsila Oyj Abp	637	4,685
Silver Mining — 0.0%
Fresnillo PLC	241	2,162
Soap & Cleaning Preparation — 0.1%
Henkel AG & Co. KGaA	164	12,850
Henkel AG & Co. KGaA (Preference Shares)	896	79,865
Reckitt Benckiser Group PLC	967	80,804
		173,519
Steel Pipe & Tube — 0.0%
Maruichi Steel Tube, Ltd.	100	2,256
Tenaris SA	341	2,395
		4,651
Steel-Producers — 0.0%
ArcelorMittal	3,880	42,616
BlueScope Steel, Ltd.	685	4,482
Evraz PLC	417	1,396
JFE Holdings, Inc.	700	4,691
Nippon Steel Corp.	1,300	10,970
SSAB AB, Class A†	114	278
SSAB AB, Class B†	1,019	2,394
thyssenkrupp AG†	532	3,561
voestalpine AG	146	3,026
Yamato Kogyo Co., Ltd.	100	1,984
		75,398
Steel-Specialty — 0.0%
Daido Steel Co., Ltd.	100	3,323
Hitachi Metals, Ltd.	300	2,926
		6,249
Telecom Services — 0.1%
HKT Trust & HKT, Ltd.	6,000	9,662
PCCW, Ltd.	7,000	4,278
Singapore Telecommunications, Ltd.	13,200	26,036
Spark New Zealand, Ltd.	2,410	6,502
Telenor ASA	12,882	197,957
TPG Telecom, Ltd.	550	2,595
		247,030
Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†	10,127	111,498
NICE, Ltd.†	81	13,351
		124,849
Telephone-Integrated — 0.8%
Bezeq The Israeli Telecommunication Corp., Ltd.†	3,295	2,355
BT Group PLC	11,513	16,846
Deutsche Telekom AG†	21,341	311,774
Elisa Oyj	196	11,915
KDDI Corp.	2,100	60,512
Koninklijke KPN NV	4,634	10,734
Nippon Telegraph & Telephone Corp.	13,700	312,117
Proximus SADP	159	3,395
SoftBank Group Corp.	3,300	141,142
Swisscom AG	34	17,686
Telecom Italia SpA†	14,167	5,624
Telecom Italia SpA (RSP)	7,909	3,155
Telefonica Deutschland Holding AG	689	1,961
Telefonica SA	12,907	58,889

Telekom Austria AG†	226	1,591
Telia Co AB	3,425	11,829
Verizon Communications, Inc.	18,718	1,075,349
		2,046,874
Television — 0.1%
ITV PLC	13,387	12,912
Mediaset SpA†	572	1,163
Nexstar Media Group, Inc., Class A	1,616	113,185
Nippon Television Holdings, Inc.	100	1,118
RTL Group SA	62	2,071
ViacomCBS, Inc., Class B	4,261	73,545
		203,994
Textile-Apparel — 0.2%
LVMH Moet Hennessy Louis Vuitton SE	1,071	414,252
Textile-Products — 0.0%
Teijin, Ltd.	300	4,792
Tobacco — 0.2%
British American Tobacco PLC	11,398	442,637
Imperial Brands PLC	1,246	26,371
Japan Tobacco, Inc.	3,500	65,423
Swedish Match AB	224	13,878
		548,309
Tools-Hand Held — 0.1%
Makita Corp.	300	9,761
Stanley Black & Decker, Inc.	2,947	324,759
		334,520
Toys — 0.2%
Bandai Namco Holdings, Inc.	300	15,083
Nintendo Co., Ltd.	1,000	414,142
		429,225
Transport-Marine — 0.0%
AP Moller - Maersk A/S, Series A	5	4,624
AP Moller - Maersk A/S, Series B	8	7,970
Mitsui OSK Lines, Ltd.	200	3,490
Nippon Yusen KK	200	2,642
		18,726
Transport-Rail — 0.4%
Aurizon Holdings, Ltd.	2,611	7,889
Central Japan Railway Co.	1,100	173,039
East Japan Railway Co.	400	29,185
Getlink SE	570	7,270
Hankyu Hanshin Holdings, Inc.	300	10,282
Keihan Holdings Co., Ltd.	100	4,496
Keikyu Corp.	400	6,573
Keio Corp.	200	11,305
Keisei Electric Railway Co., Ltd.	200	6,032
Kintetsu Group Holdings Co., Ltd.	200	9,571
MTR Corp., Ltd.	2,500	13,720
Nagoya Railroad Co., Ltd.	300	8,611
Nankai Electric Railway Co., Ltd.†	100	2,230
Norfolk Southern Corp.	3,127	535,030
Odakyu Electric Railway Co., Ltd.	500	10,997
Seibu Holdings, Inc.	400	4,802
Tobu Railway Co., Ltd.	300	10,198
Tokyu Corp.	13,800	207,640
West Japan Railway Co.	1,500	92,577
		1,151,447
Transport-Services — 0.1%
ComfortDelGro Corp., Ltd.	3,600	4,174
Deutsche Post AG	6,933	206,536
DSV PANALPINA A/S	268	27,705
Kamigumi Co., Ltd.	200	3,521
Kuehne & Nagel International AG	66	9,449
Kyushu Railway Co.	200	5,389
Mitsubishi Logistics Corp.	100	2,209
Nippon Express Co., Ltd.	100	4,896
Oesterreichische Post AG	51	1,923
Poste Italiane SpA*	473	4,027
Royal Mail PLC	1,312	2,754
SG Holdings Co., Ltd.	300	8,328
Yamato Holdings Co., Ltd.	2,400	41,886
		322,797
Transport-Truck — 0.1%
Old Dominion Freight Line, Inc.	1,248	181,322
Travel Services — 0.0%
Flight Centre Travel Group, Ltd.	93	661
Flight Centre Travel Group, Ltd.†	53	131
TUI AG	578	2,312
		3,104
Water — 0.0%
Severn Trent PLC	316	9,521
Suez	548	6,201
United Utilities Group PLC	894	10,169
Veolia Environnement SA	737	15,754
		41,645
Water Treatment Systems — 0.0%
Kurita Water Industries, Ltd.	100	2,801
Web Hosting/Design — 0.0%
Shopify, Inc., Class A†	126	79,669
Web Portals/ISP — 1.0%
Alphabet, Inc., Class A†	1,013	1,364,207
Alphabet, Inc., Class C†	785	1,058,698
Iliad SA	33	4,922
United Internet AG	180	6,206
Z Holdings Corp.	3,500	13,540
		2,447,573
Wire & Cable Products — 0.0%
Furukawa Electric Co., Ltd.	100	1,886
Prysmian SpA	351	6,619
		8,505
Wireless Equipment — 0.0%
Nokia Oyj	18,795	67,862
Total Common Stocks (cost $105,801,498)		103,519,283
REGISTERED INVESTMENT COMPANIES — 7.6%
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	168,531	1,176,348
JPMorgan Emerging Markets Equity Fund, Class R6	268,084	7,409,839
JPMorgan High Yield Fund, Class R6	1,739,399	11,062,578
Total Registered Investment Companies (cost $21,394,404)		19,648,765
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.1%
Diversified Banking Institutions — 0.1%
Credit Suisse Group AG 7.50% due 12/11/2023*(8) (cost $215,188)	$200,000	211,250

ASSET BACKED SECURITIES — 4.9%
Diversified Financial Services — 4.9%
American Credit Acceptance Receivables Trust Series 2019-3, Class C 2.76% due 09/12/2025*	188,000	185,958
American Credit Acceptance Receivables Trust Series 2019-1, Class C 3.50% due 04/14/2025*	112,000	110,590
American Credit Acceptance Receivables Trust Series 2018-3, Class D 4.14% due 10/15/2024*	51,000	51,121
Angel Oak Mtg. Trust I LLC VRS Series 2018-3, Class A1 3.65% due 09/25/2048*(1)(2)	100,506	100,467
Angel Oak Mtg. Trust I LLC VRS Series 2018-2, Class A1 3.67% due 07/27/2048*(1)(2)	179,145	180,800
Arroyo Mtg. Trust VRS Series 2019-3, Class A1 2.96% due 10/25/2048*(1)(2)	149,072	147,895
Arroyo Mtg. Trust VRS Series 2018-1, Class A1 3.76% due 04/25/2048*(1)(2)	156,987	158,213
Arroyo Mtg. Trust VRS Series 2019-1, Class A1 3.81% due 01/25/2049*(1)(2)	71,963	72,924
BAMLL Commercial Mtg. Securities Trust VRS Series 2018-PARK, Class A 4.23% due 08/10/2038*(2)(3)	100,000	105,724
BANK Series 2019-BN20, Class A2 2.76% due 09/15/2062(3)	185,000	193,112
BANK Series 2019-BN23, Class A3 2.92% due 12/15/2052*(3)	100,000	105,754
BANK Series 2019-BN24, Class A3 2.96% due 11/15/2062(3)	45,000	47,750
BANK Series 2019-BN22, Class A4 2.98% due 11/15/2062(3)	180,000	191,207
BANK Series 2019-BN19, Class A3 3.18% due 08/15/2061(3)	170,000	182,726
BBCMS Trust FRS Series 2018-CBM, Class A 1.81% (1 ML+1.00%) due 07/15/2037*(3)	70,000	60,356
Blackstone Mtg. Trust, Inc. FRS Series 2017-FL1, Class A 1.62% (1 ML+0.87%) due 06/15/2035*(3)	144,918	141,104
Braemar Hotels & Resorts Trust FRS Series 2018-PRME, Class A 1.63% (1 ML+0.82%) due 06/15/2035*(3)	130,000	117,449
BX Commercial Mtg. Trust FRS Series 2018-BIOA, Class A 1.49% (1 ML+0.67%) due 03/15/2037*(3)	270,000	258,219
BX Trust FRS Series 2018-EXCL, Class A 1.90% (1 ML+1.09%) due 09/15/2037*(3)	181,477	149,230
BXP Trust Series 2017-GM, Class A 3.38% due 06/13/2039*(3)	120,000	128,328
BXP Trust VRS Series 2017-GM, Class B 3.54% due 06/13/2039*(2)(3)	260,000	269,339
Capital Automotive REIT Series 2017-1A, Class A1 3.87% due 04/15/2047*	103,692	103,627
CarMax Auto Owner Trust Series 2020-2, Class A2A 1.75% due 01/17/2023	275,000	275,482
CGDBB Commercial Mtg. Trust FRS Series 2017-BIOC, Class A 1.60% (1 ML+0.79%) due 07/15/2032*(3)	274,063	266,262
CGDBB Commercial Mtg. Trust FRS Series 2017-BIOC, Class B 1.78% (1 ML+0.97%) due 07/15/2032*(3)	256,706	244,521
CIM Trust FRS Series 2019-INV1, Class A2 1.95% (1 ML+1.00%) due 02/25/2049*(1)	79,661	80,161
Citigroup Commercial Mtg. Trust Series 2018-B2, Class A4 4.01% due 03/10/2051(3)	275,000	308,404
Citigroup Commercial Mtg. Trust VRS Series 2018-C5, Class A4 4.23% due 06/10/2051(2)(3)	205,000	231,808
Citigroup Mtg. Loan Trust, Inc. Series 2007-12, Class 2A1 6.50% due 10/25/2036*(1)	102,953	80,845
COMM Mtg. Trust Series 2020-CBM, Class A2 2.90% due 02/10/2037*(3)	360,000	322,031
COMM Mtg. Trust Series 2016-667M, Class A 3.14% due 10/10/2036*(3)	100,000	99,813
COMM Mtg. Trust VRS Series 2014-CR 15, Class C 4.89% due 02/10/2047(2)(3)	100,000	95,282
Commonbond Student Loan Trust FRS Series 2018-AGS, Class A2 0.99% (1 ML+0.50%) due 02/25/2044*	92,112	89,949
Countrywide Alternative Loan Trust FRS Series 2006-OA9, Class 1A1 0.92% (1 ML+0.20%) due 07/20/2046(1)	150,070	105,159
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/2036(1)	203,102	156,827
Countrywide Home Loan Mtg. Pass-Through Trust Series 2005-21, Class A2 5.50% due 10/25/2035(1)	19,782	16,529
Credit Acceptance Auto Loan Trust Series 2018-3A, Class A 3.55% due 08/15/2027*	250,000	250,993

CSAIL Commercial Mtg. Trust VRS Series 2019-C18, Class C 4.08% due 12/15/2052(2)(3)	175,000	128,849
DBGS Mtg. Trust FRS Series 2018-BIOD, Class A 1.62% (1 ML+0.80%) due 05/15/2035*(3)	153,143	144,684
DBGS Mtg. Trust FRS Series 2018-BIOD, Class B 1.70% (1 ML+0.89%) due 05/15/2035*(3)	92,814	86,338
DBGS Mtg. Trust Series 2019-1735, Class A 3.84% due 04/10/2037*(3)	205,000	220,389
Deephaven Residential Mtg. Trust VRS Series 2019-3A, Class A1 2.96% due 07/25/2059*(1)(2)	205,348	204,532
Deephaven Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(1)(2)	87,919	87,344
Deephaven Residential Mtg. Trust VRS Series 2018-3A, Class A1 3.79% due 08/25/2058*(1)(2)	46,129	46,098
Ellington Financial Mtg. Trust VRS Series 2018-1, Class A1FX 4.14% due 10/25/2058*(1)(2)	113,336	114,641
Exeter Automobile Receivables Trust Series 2020-1A, Class C 2.49% due 01/15/2025*	180,000	173,292
Exeter Automobile Receivables Trust Series 2018-1A, Class C 3.03% due 01/17/2023*	193,081	193,096
Exeter Automobile Receivables Trust Series 2018-2A, Class B 3.27% due 05/16/2022*	3,874	3,875
Exeter Automobile Receivables Trust Series 2019-2A, Class C 3.30% due 03/15/2024*	115,000	114,561
Exeter Automobile Receivables Trust Series 2018-3A, Class B 3.46% due 10/17/2022*	34,665	34,715
Exeter Automobile Receivables Trust Series 2018-2A, Class C 3.69% due 03/15/2023*	135,000	135,739
Exeter Automobile Receivables Trust Series 2015-3A, Class D 6.55% due 10/17/2022*	168,484	168,652
First Franklin Mtg. Loan Trust FRS Series 2004-FF4, Class M1 1.34% (1 ML+0.86%) due 06/25/2034	63,832	62,672
GLS Auto Receivables Issuer Trust Series 2019-2A, Class B 3.32% due 03/15/2024*	312,000	304,782
GPMT, Inc. FRS Series 2018-FL1, Class A 1.57% (1 ML+0.90%) due 11/21/2035*(3)	94,463	93,309
GS Mtg. Securities Trust Series 2017-GPTX, Class A 2.86% due 05/10/2034*(3)	175,000	171,180
GS Mtg. Securities Trust Series 2019 -GC38, Class A2 3.87% due 02/10/2052(3)	80,000	84,877
GSAMP Trust FRS Series 2006-FM1, Class A2C 0.65% (1 ML+0.16%) due 04/25/2036	200,708	144,246
Homeward Opportunities Fund I Trust VRS Series 2019-2, Class A1 2.70% due 09/25/2059*(1)(2)	74,610	73,797
Homeward Opportunities Fund I Trust VRS Series 2019-1, Class A1 3.45% due 01/25/2059*(1)(2)	77,933	77,226
Homeward Opportunities Fund I Trust VRS Series 2018-1, Class A1 3.77% due 06/25/2048*(1)(2)	51,006	50,748
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(3)	125,000	126,415
KREF, Ltd. FRS Series 2018-FL1, Class A 1.85% (1 ML+1.10%) due 06/15/2036*	100,000	96,104
LB-UBS Commercial Mtg. Trust VRS Series 2006-C6, Class AJ 5.45% due 09/15/2039(2)(3)	201,007	117,487
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/2037(1)	11,142	10,934
Lendmark Funding Trust Series 2018-1A, Class A 3.81% due 12/21/2026*	170,000	160,762
Long Beach Mtg. Loan Trust FRS Series 2004-3, Class M1 1.34% (1 ML+0.86%) due 07/25/2034	52,027	46,016
LSTAR Commercial Mtg. Trust Series 2016-4, Class A1 1.82% due 03/10/2049*(3)	102,687	102,560
MAD Mtg. Trust VRS Series 2017-330M, Class A 3.29% due 08/15/2034*(2)(3)	137,000	137,880
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(1)(2)	250,544	254,611
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.92% due 02/15/2046(3)	55,000	55,578
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class A4 3.73% due 05/15/2048(3)	100,000	105,394
Morgan Stanley Capital I Trust Series 2019-H6, Class A4 3.42% due 06/15/2052(3)	135,000	146,314
Morgan Stanley Capital I Trust VRS Series 2018-MP, Class A 4.42% due 07/11/2040*(2)(3)	230,000	244,975
MRCD Mtg. Trust Series 2019-PARK, Class B 2.72% due 12/15/2036*(3)	145,000	144,239
MRCD Mtg. Trust Series 2019-PARK, Class C 2.72% due 12/15/2036*(3)	150,000	146,550
New Residential Mtg. Loan Trust VRS Series 2019-NQM3, Class A1 2.80% due 07/25/2049*(1)(2)	102,093	101,877

Nissan Auto Receivables Trust Series 2020-A, Class A2 1.45% due 12/15/2022	163,000	163,122
One Market Plaza Trust Series 2017-1MKT, Class A 3.61% due 02/10/2032*(3)	330,000	342,104
OneMain Direct Auto Receivables Trust Series 2018-1A, Class B 3.71% due 04/14/2025*	132,000	131,264
Option One Mtg. Loan Trust FRS Series 2004-3, Class M2 1.34% (1 ML+0.86%) due 11/25/2034	22,224	20,041
Renaissance Home Equity Loan Trust FRS Series 2005-2, Class AV3 0.86% (1 ML+0.37%) due 08/25/2035	148,243	128,413
SBALR Commercial Mtg. Trust Series 2020-RR1, Class A3 2.83% due 02/13/2053(3)	310,000	296,655
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A1 2.61% due 09/27/2049*(1)(2)	159,626	156,644
Starwood Mtg. Residential Trust VRS Series 2018-IMC1, Class A1 3.79% due 03/25/2048*(1)(2)	59,294	59,314
Verus Securitization Trust VRS Series 2018-2, Class A1 3.68% due 06/01/2058*(1)(2)	211,803	212,806
Verus Securitization Trust VRS Series 2019-1, Class A1 3.84% due 02/25/2059*(1)(2)	60,991	60,434
Washington Mutual Mtg. Pass-Through Certs. Series 2006-5, Class 2CB1 6.00% due 07/25/2036(1)	53,713	45,068
Wells Fargo Commercial Mtg. Trust Series 2017-C41, Class A3 3.21% due 11/15/2050(3)	60,000	62,945
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/2037(1)	24,330	24,024
Westlake Automobile Receivables Trust Series 2019-3A, Class B 2.41% due 10/15/2024*	250,000	246,096
WF-RBS Commercial Mtg. Trust Series 2013-C11, Class AS 3.31% due 03/15/2045(3)	130,000	130,389
Total Asset Backed Securities (cost $13,252,416)		12,682,616
U.S. CORPORATE BONDS & NOTES — 12.6%
Aerospace/Defense — 0.2%
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	25,000	28,180
Rockwell Collins, Inc. Senior Notes 3.20% due 03/15/2024	324,000	343,811
United Technologies Corp. Senior Notes 4.13% due 11/16/2028	160,000	185,703
		557,694
Aerospace/Defense-Equipment — 0.1%
Arconic, Inc. Senior Notes 6.75% due 01/15/2028	50,000	48,500
Harris Corp. Senior Notes 4.40% due 06/15/2028	80,000	90,345
		138,845
Airlines — 0.0%
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	93,303	82,049
Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.45% due 08/08/2036	130,000	151,473
Auto-Cars/Light Trucks — 0.2%
American Honda Finance Corp. FRS Senior Notes 1.12% (3 ML+0.35%) due 06/11/2021	200,000	198,134
Hyundai Capital America Senior Notes 2.38% due 02/10/2023*	105,000	101,034
Volkswagen Group of America Finance LLC Company Guar. Notes 4.25% due 11/13/2023*	200,000	209,530
		508,698
Auto-Heavy Duty Trucks — 0.0%
Allison Transmission, Inc. Senior Notes 4.75% due 10/01/2027*	20,000	18,600
Auto/Truck Parts & Equipment-Original — 0.0%
American Axle & Manufacturing, Inc. Company Guar. Notes 6.25% due 04/01/2025	70,000	53,305
Banks-Commercial — 0.4%
Citizens Bank NA Senior Notes 2.25% due 10/30/2020	250,000	250,862
Compass Bank Senior Notes 3.50% due 06/11/2021	250,000	252,106
Fifth Third Bank Senior Notes 2.20% due 10/30/2020	250,000	251,171
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	250,000	253,447
SunTrust Banks, Inc. Senior Notes 4.00% due 05/01/2025	55,000	60,583
		1,068,169
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.60% due 08/17/2020	250,000	250,788
Banks-Super Regional — 0.8%
Bank of America NA FRS Senior Notes 1.31% (3 ML+0.32%) due 07/26/2021	250,000	247,973

KeyCorp. Senior Notes 5.10% due 03/24/2021	200,000	206,771
US Bank NA Senior Notes 3.10% due 05/21/2021	250,000	250,110
Wells Fargo & Co. FRS Senior Notes 1.98% (3 ML+0.88%) due 07/22/2020	250,000	250,250
Wells Fargo & Co. Senior Notes 2.16% due 02/11/2026	285,000	286,377
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	235,000	238,588
Wells Fargo & Co. Senior Notes 2.57% due 02/11/2031	245,000	243,245
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	255,000	261,281
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	140,000	149,424
		2,134,019
Beverages-Non-alcoholic — 0.2%
Coca-Cola Co. Senior Notes 1.65% due 06/01/2030	105,000	104,807
Dr Pepper Snapple Group, Inc. Company Guar. Notes 2.55% due 09/15/2026	205,000	209,219
PepsiCo, Inc. Senior Notes 1.63% due 05/01/2030	150,000	148,394
		462,420
Brewery — 0.2%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	250,000	279,833
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.00% due 04/13/2028	55,000	61,046
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.44% due 10/06/2048	75,000	81,562
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	60,000	62,083
		484,524
Broadcast Services/Program — 0.0%
Clear Channel Worldwide Holdings, Inc. Senior Sec. Notes 5.13% due 08/15/2027*	45,000	42,282
iHeartCommunications, Inc. Senior Sec. Notes 5.25% due 08/15/2027*	45,000	40,837
		83,119
Building & Construction Products-Misc. — 0.0%
American Woodmark Corp. Company Guar. Notes 4.88% due 03/15/2026*	50,000	46,625
Standard Industries, Inc. Senior Notes 4.75% due 01/15/2028*	50,000	48,910
		95,535
Cable/Satellite TV — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2027*	45,000	46,726
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	95,000	97,612
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.80% due 04/01/2031	140,000	140,964
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	40,000	48,136
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027	455,000	474,597
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	90,000	99,562
Comcast Corp. Company Guar. Notes 3.45% due 02/01/2050	50,000	56,098
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	70,000	67,329
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	65,000	68,639
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	80,000	93,478
		1,193,141
Casino Hotels — 0.0%
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	15,000	13,425
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023	40,000	38,900
Wynn Las Vegas LLC Company Guar. Notes 5.50% due 03/01/2025*	30,000	26,700
		79,025
Cellular Telecom — 0.2%
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	50,000	57,375
T-Mobile USA, Inc. Senior Sec. Notes 3.75% due 04/15/2027*	250,000	268,507
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*	85,000	93,282

T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050*	30,000	35,112
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	75,000	76,680
		530,956
Chemicals-Diversified — 0.1%
DuPont de Nemours, Inc. Senior Notes 3.77% due 11/15/2020	146,000	147,473
Chemicals-Specialty — 0.0%
Chemours Co. Company Guar. Notes 7.00% due 05/15/2025	35,000	32,890
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 2.75% due 06/01/2022	4,000	4,041
Computer Services — 0.2%
International Business Machines Corp. Senior Notes 1.70% due 05/15/2027	170,000	169,685
International Business Machines Corp. Senior Notes 3.30% due 05/15/2026	170,000	187,440
International Business Machines Corp. Senior Notes 4.15% due 05/15/2039	100,000	116,863
		473,988
Computers — 0.2%
Apple, Inc. Senior Notes 2.45% due 08/04/2026	245,000	263,196
Apple, Inc. Senior Notes 3.25% due 02/23/2026	265,000	294,435
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	45,000	48,868
		606,499
Computers-Integrated Systems — 0.0%
NCR Corp. Company Guar. Notes 6.13% due 09/01/2029*	30,000	29,775
Consumer Products-Misc. — 0.0%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	25,000	25,250
Spectrum Brands, Inc. Company Guar. Notes 5.75% due 07/15/2025	45,000	44,887
		70,137
Containers-Paper/Plastic — 0.0%
Berry Global Escrow Corp. Sec. Notes 5.63% due 07/15/2027*	85,000	87,337
Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	205,000	221,813
Distribution/Wholesale — 0.0%
Anixter, Inc. Company Guar. Notes 5.50% due 03/01/2023	45,000	45,450
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	35,000	33,251
		78,701
Diversified Banking Institutions — 2.3%
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	110,000	112,505
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	350,000	361,708
Bank of America Corp. Senior Notes 3.42% due 12/20/2028	74,000	79,422
Bank of America Corp. Senior Notes 3.46% due 03/15/2025	550,000	581,666
Bank of America Corp. Senior Notes 3.55% due 03/05/2024	5,000	5,259
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	140,000	153,096
Bank of America Corp. Senior Notes 3.86% due 07/23/2024	260,000	277,213
Citigroup, Inc. Senior Notes 2.31% due 11/04/2022	110,000	110,980
Citigroup, Inc. Senior Notes 2.65% due 10/26/2020	250,000	251,749
Citigroup, Inc. Senior Notes 3.11% due 07/24/2023	495,000	506,724
Citigroup, Inc. Senior Notes 3.11% due 04/08/2026	550,000	576,204
Citigroup, Inc. Senior Notes 3.14% due 01/24/2023	140,000	143,281
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	45,000	47,403
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	95,000	102,605
Goldman Sachs Group, Inc. Senior Notes 2.60% due 12/27/2020	250,000	250,503
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	330,000	337,869
Goldman Sachs Group, Inc. Senior Notes 3.50% due 04/01/2025	315,000	335,181
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	270,000	292,542

Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	110,000	120,748
Morgan Stanley Senior Notes 2.72% due 07/22/2025	570,000	586,650
Morgan Stanley Senior Notes 2.80% due 06/16/2020	215,000	215,391
Morgan Stanley Senior Notes 3.59% due 07/22/2028	160,000	173,504
Morgan Stanley Senior Notes 3.74% due 04/24/2024	5,000	5,302
Morgan Stanley Senior Notes 3.97% due 07/22/2038	90,000	101,239
Morgan Stanley Senior Notes 5.50% due 07/24/2020	250,000	252,410
		5,981,154
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 4.13% due 10/09/2042	10,000	9,685
Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.70% due 03/01/2045	45,000	52,515
Entergy Louisiana LLC Collateral Trust Bonds 2.40% due 10/01/2026	45,000	46,327
Entergy Louisiana LLC Collateral Trust Bonds 4.00% due 03/15/2033	30,000	35,919
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 4.30% due 03/15/2049	10,000	12,820
		147,581
Electric-Generation — 0.1%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026	70,000	73,882
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	85,000	90,655
		164,537
Electric-Integrated — 1.3%
American Electric Power Co., Inc. Senior Notes 2.15% due 11/13/2020	250,000	251,363
Baltimore Gas & Electric Co. Senior Notes 3.20% due 09/15/2049	80,000	87,413
Berkshire Hathaway Energy Co. Senior Notes 4.45% due 01/15/2049	35,000	46,145
Cleveland Electric Illuminating Co. Senior Notes 3.50% due 04/01/2028*	65,000	69,588
Cleveland Electric Illuminating Co. Senior Notes 4.55% due 11/15/2030*	55,000	63,755
Duke Energy Corp. FRS Senior Notes 2.20% (3 ML+0.50%) due 05/14/2021*	250,000	249,220
Edison International Senior Notes 5.75% due 06/15/2027	50,000	56,812
Entergy Arkansas, Inc. 1st Mtg. Notes 3.75% due 02/15/2021	65,000	65,959
Entergy Texas, Inc. 1st Mtg. Notes 3.55% due 09/30/2049	75,000	84,803
Eversource Energy Senior Notes 2.50% due 03/15/2021	250,000	252,054
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	47,000	48,427
FirstEnergy Corp. Senior Notes 2.65% due 03/01/2030	50,000	50,834
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	35,000	38,322
MidAmerican Energy Co. 1st Mtg. Bonds 4.25% due 05/01/2046	45,000	57,101
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.75% due 11/01/2029	175,000	187,827
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.15% due 04/01/2024	60,000	63,666
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	105,000	132,512
Potomac Electric Power Co. 1st Mtg. Bonds 3.60% due 03/15/2024	90,000	96,466
Sierra Pacific Power Co. General Refunding Mtg. 2.60% due 05/01/2026	95,000	100,736
Southern California Edison Co. 1st Mtg. Bonds Class C 3.60% due 02/01/2045	36,000	38,012
Southern Co. Senior Notes 2.75% due 06/15/2020	250,000	250,186
Southwestern Electric Power Co. Senior Notes Class J 3.90% due 04/01/2045	60,000	65,118
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	125,000	139,241
Union Electric Co 1st Mtg. Bonds 2.95% due 03/15/2030	200,000	219,802
Virginia Electric & Power Co. Senior Notes 3.50% due 03/15/2027	200,000	223,098

Xcel Energy, Inc. Senior Notes 2.40% due 03/15/2021	250,000	251,988
		3,190,448
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 3.25% due 06/30/2026	90,000	95,780
Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.95% due 04/01/2030	85,000	92,811
Oracle Corp. Senior Notes 3.25% due 11/15/2027	120,000	132,138
		224,949
Finance-Auto Loans — 0.0%
Ally Financial, Inc. Senior Notes 4.13% due 02/13/2022	50,000	50,662
Ally Financial, Inc. Senior Notes 4.63% due 05/19/2022	10,000	10,225
		60,887
Finance-Consumer Loans — 0.0%
Springleaf Finance Corp. Company Guar. Notes 6.63% due 01/15/2028	45,000	39,713
Finance-Credit Card — 0.2%
American Express Co. Senior Notes 3.00% due 02/22/2021	250,000	252,755
Capital One Financial Corp. Senior Notes 2.50% due 05/12/2020	250,000	250,058
Visa, Inc. Senior Notes 2.05% due 04/15/2030	55,000	56,668
		559,481
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 2.30% due 02/01/2025	235,000	203,541
Air Lease Corp. Senior Notes 2.50% due 03/01/2021	102,000	96,848
Air Lease Corp. Senior Notes 3.25% due 10/01/2029	25,000	20,008
		320,397
Food-Catering — 0.0%
Aramark Services, Inc. Company Guar. Bonds 5.00% due 02/01/2028*	70,000	68,075
Food-Misc./Diversified — 0.1%
General Mills, Inc. FRS Senior Notes 1.72% (3 ML + 0.54%) due 04/16/2021	250,000	248,684
McCormick & Co., Inc. Senior Notes 3.15% due 08/15/2024	35,000	36,969
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	10,000	10,238
		295,891
Food-Retail — 0.1%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	22,000	22,220
Kroger Co. Senior Notes 3.30% due 01/15/2021	100,000	101,203
Kroger Co. Senior Notes 3.88% due 10/15/2046	145,000	155,286
		278,709
Gas-Distribution — 0.1%
Brooklyn Union Gas Co. Senior Notes 4.27% due 03/15/2048*	65,000	76,661
NiSource, Inc. Senior Notes 2.95% due 09/01/2029	90,000	94,433
		171,094
Home Furnishings — 0.0%
Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026	35,000	33,356
Hotels/Motels — 0.1%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 5.13% due 05/01/2026	30,000	29,619
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 4.63% due 04/01/2025	22,000	21,560
Marriott International, Inc. FRS Senior Notes 2.18% (3 ML+0.60%) due 12/01/2020	200,000	196,628
		247,807
Independent Power Producers — 0.0%
NRG Energy, Inc. Company Guar. Notes 5.75% due 01/15/2028	35,000	37,625
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 12/29/2020	100,000	101,427
Insurance-Life/Health — 0.3%
Jackson National Life Global Funding FRS Senior Sec. Notes 1.78% (SOFR+0.60%) due 01/06/2023*	242,000	232,267
Principal Life Global Funding II Senior Sec. Notes 2.63% due 11/19/2020*	250,000	251,558
Protective Life Global Funding Sec. Notes 2.70% due 11/25/2020*	250,000	251,876
Prudential Financial, Inc. Senior Notes 3.91% due 12/07/2047	30,000	32,371

Reliance Standard Life Global Funding II Sec. Notes 2.15% due 01/21/2023*	14,000	14,004
		782,076
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.25% due 01/15/2049	30,000	38,017
Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 4.88% due 04/15/2028	50,000	53,171
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. FRS Senior Notes 2.08% (3 ML+0.39%) due 05/17/2021	250,000	248,415
Machinery-Farming — 0.0%
Deere & Co. Senior Notes 3.10% due 04/15/2030	50,000	55,284
Machinery-Pumps — 0.0%
SPX FLOW, Inc. Company Guar. Notes 5.63% due 08/15/2024*	50,000	50,375
Medical-Biomedical/Gene — 0.0%
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	50,000	49,932
Medical-Drugs — 0.7%
AbbVie, Inc. Senior Notes 2.15% due 11/19/2021*	100,000	101,285
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*	390,000	414,358
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	230,000	250,037
Bristol-Myers Squibb Co. Senior Notes 2.90% due 07/26/2024*	604,000	653,707
Bristol-Myers Squibb Co. Senior Notes 3.20% due 06/15/2026*	100,000	110,356
Pfizer, Inc. Senior Notes 2.63% due 04/01/2030	60,000	65,161
Pfizer, Inc. Senior Notes 3.45% due 03/15/2029	165,000	190,239
Zoetis, Inc. Senior Notes 3.00% due 09/12/2027	100,000	108,323
		1,893,466
Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 3.88% due 08/15/2047	120,000	130,995
Centene Corp. Senior Notes 4.63% due 12/15/2029*	100,000	109,500
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	50,000	55,864
		296,359
Medical-Hospitals — 0.2%
Cottage Health Obligated Group Sec. Notes 3.30% due 11/01/2049	30,000	30,565
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	110,000	118,265
Memorial Health Services Senior Notes 3.45% due 11/01/2049	60,000	55,661
Spectrum Health System Obligated Group Senior Notes 3.49% due 07/15/2049	100,000	110,981
Tenet Healthcare Corp. Senior Sec. Notes 4.88% due 01/01/2026*	90,000	88,533
Texas Health Resources Sec. Notes 3.37% due 11/15/2051	45,000	46,790
Trinity Health Corp. Senior Notes 3.43% due 12/01/2048	25,000	25,773
		476,568
Medical-Outpatient/Home Medical — 0.0%
BayCare Health System, Inc. Senior Bonds 3.83% due 11/15/2050	55,000	64,296
Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	25,000	23,438
Multimedia — 0.1%
NBCUniversal Enterprise, Inc. FRS Company Guar. Notes 1.83% (3 ML+0.40%) due 04/01/2021*	200,000	200,016
Walt Disney Co. Company Guar. Bonds 2.75% due 09/01/2049	50,000	48,184
		248,200
Office Automation & Equipment — 0.0%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	40,000	42,600
Office Supplies & Forms — 0.0%
ACCO Brands Corp. Company Guar. Notes 5.25% due 12/15/2024*	70,000	69,475
Oil Companies-Exploration & Production — 0.0%
Newfield Exploration Co. Company Guar. Notes 5.75% due 01/30/2022	70,000	59,629
Noble Energy, Inc. Senior Notes 4.20% due 10/15/2049	45,000	30,570
		90,199

Oil Companies-Integrated — 0.3%
BP Capital Markets America, Inc. Company Guar. Notes 3.12% due 05/04/2026	170,000	177,999
BP Capital Markets America, Inc. Company Guar. Notes 3.41% due 02/11/2026	220,000	233,312
Exxon Mobil Corp. Senior Notes 2.61% due 10/15/2030	215,000	224,241
		635,552
Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	22,000	19,996
Phillips 66 Company Guar. Notes 4.88% due 11/15/2044	3,000	3,369
		23,365
Oil-Field Services — 0.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 3.34% due 12/15/2027	70,000	66,563
Pharmacy Services — 0.1%
CVS Health Corp. Senior Notes 3.00% due 08/15/2026	30,000	31,861
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	56,694	66,881
		98,742
Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp. Company Guar. Notes 5.75% due 09/15/2025	35,000	35,525
Pipelines — 0.3%
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	130,000	138,298
DCP Midstream Operating LP Company Guar. Notes 5.13% due 05/15/2029	60,000	44,682
Energy Transfer Operating LP Company Guar. Notes 4.20% due 04/15/2027	81,000	76,302
Energy Transfer Operating LP Company Guar. Notes 5.15% due 02/01/2043	55,000	45,519
Enterprise Products Operating LLC Company Guar. Notes 2.80% due 01/31/2030	140,000	137,706
MPLX LP Senior Notes 4.13% due 03/01/2027	65,000	62,857
MPLX LP Senior Notes 4.50% due 04/15/2038	50,000	44,642
MPLX LP Senior Notes 5.20% due 03/01/2047	20,000	18,661
Spectra Energy Partners LP Company Guar. Notes 4.50% due 03/15/2045	65,000	64,290
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	35,000	30,399
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	25,000	22,418
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028	60,000	50,100
		735,874
Radio — 0.0%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	50,000	51,563
Real Estate Investment Trusts — 0.4%
American Tower Corp. Senior Notes 3.13% due 01/15/2027	120,000	127,062
American Tower Corp. Senior Notes 3.95% due 03/15/2029	120,000	134,316
Crown Castle International Corp. Senior Notes 3.30% due 07/01/2030	35,000	37,530
Crown Castle International Corp. Senior Notes 4.15% due 07/01/2050	15,000	17,569
Equinix, Inc. Senior Notes 5.88% due 01/15/2026	40,000	41,544
ESH Hospitality, Inc. Company Guar. Notes 4.63% due 10/01/2027*	35,000	31,675
GEO Group, Inc. Company Guar. Notes 5.88% due 10/15/2024	70,000	55,300
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	110,000	119,334
Healthpeak Properties, Inc. Senior Notes 3.00% due 01/15/2030	130,000	125,397
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027	40,000	40,500
Ryman Hospitality Properties, Inc. Company Guar. Notes 4.75% due 10/15/2027*	35,000	30,538
Vici Properties L.P. Company Guar. Notes 4.63% due 12/01/2029*	30,000	27,900
Welltower, Inc. Senior Notes 3.10% due 01/15/2030	90,000	85,136
		873,801
Rental Auto/Equipment — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.25% due 03/15/2025*	60,000	35,400

United Rentals North America, Inc. Sec. Notes 3.88% due 11/15/2027	30,000	29,325
United Rentals North America, Inc. Company Guar. Notes 4.63% due 10/15/2025	70,000	68,775
		133,500
Retail-Building Products — 0.0%
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	35,000	38,065
Lowe’s Cos., Inc. Senior Notes 4.05% due 05/03/2047	38,000	42,696
		80,761
Retail-Office Supplies — 0.0%
Staples, Inc. Senior Sec. Notes 7.50% due 04/15/2026*	35,000	27,650
Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc. Senior Sec. Notes 5.88% due 06/01/2025*	50,000	50,375
Retail-Restaurants — 0.1%
McDonald’s Corp. Senior Notes 3.60% due 07/01/2030	30,000	33,851
McDonald’s Corp. Senior Notes 3.70% due 01/30/2026	70,000	78,213
		112,064
Schools — 0.2%
Claremont Mckenna College Bonds 3.38% due 01/01/2050	55,000	55,568
Oberlin College Notes 3.69% due 08/01/2049	110,000	126,205
Pepperdine University Notes 3.30% due 12/01/2059	50,000	53,398
President & Fellows of Harvard College Notes 2.52% due 10/15/2050	90,000	94,338
University of Southern California Senior Notes 2.81% due 10/01/2050	125,000	133,154
University of Southern California Senior Notes 3.23% due 10/01/2120	50,000	47,660
		510,323
Telecommunication Equipment — 0.0%
CommScope Technologies LLC Company Guar. Notes 6.00% due 06/15/2025*	45,000	40,046
Telephone-Integrated — 0.6%
AT&T, Inc. Senior Notes 2.80% due 02/17/2021	250,000	252,669
AT&T, Inc. Senior Notes 2.95% due 07/15/2026	80,000	83,845
AT&T, Inc. Senior Notes 4.30% due 12/15/2042	75,000	81,551
CenturyLink, Inc. Senior Sec. Notes 4.00% due 02/15/2027*	25,000	24,250
CenturyLink, Inc. Senior Notes 5.13% due 12/15/2026*	25,000	23,688
Level 3 Financing, Inc. Company Guar. Notes 5.25% due 03/15/2026	50,000	51,125
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	75,000	105,375
Verizon Communications, Inc. FRS Senior Notes 2.23% (3 ML+0.55%) due 05/22/2020	250,000	250,183
Verizon Communications, Inc. Senior Notes 4.02% due 12/03/2029	205,000	238,794
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	156,000	187,123
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	70,000	92,271
		1,390,874
Television — 0.0%
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	60,000	54,733
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	35,000	34,081
		88,814
Theaters — 0.0%
Live Nation Entertainment, Inc. Company Guar. Notes 4.75% due 10/15/2027*	20,000	16,900
Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	40,000	39,064
Altria Group, Inc. Company Guar. Notes 4.25% due 08/09/2042	60,000	59,363
Altria Group, Inc. Company Guar. Notes 4.80% due 02/14/2029	40,000	44,772
BAT Capital Corp. Company Guar. Notes 3.22% due 09/06/2026	100,000	102,820
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	80,000	81,995
Philip Morris International, Inc. Senior Notes 1.13% due 05/01/2023	90,000	89,846
Philip Morris International, Inc. Senior Notes 1.50% due 05/01/2025	20,000	19,984

Philip Morris International, Inc. Senior Notes 2.10% due 05/01/2030	30,000	29,751
Philip Morris International, Inc. Senior Notes 3.88% due 08/21/2042	100,000	108,141
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	5,000	5,631
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	250,000	250,265
		831,632
Toys — 0.0%
Mattel, Inc. Company Guar. Notes 6.75% due 12/31/2025*	35,000	35,525
Transport-Equipment & Leasing — 0.1%
Aviation Capital Group LLC Senior Notes 7.13% due 10/15/2020*	143,000	128,773
Transport-Rail — 0.2%
Burlington Northern Santa Fe LLC Senior Notes 3.60% due 09/01/2020	110,000	110,124
Burlington Northern Santa Fe LLC Senior Notes 3.90% due 08/01/2046	70,000	81,309
CSX Corp. Senior Notes 3.25% due 06/01/2027	110,000	118,880
Norfolk Southern Corp. Senior Notes 3.05% due 05/15/2050	70,000	69,835
Norfolk Southern Corp. Senior Notes 3.40% due 11/01/2049	55,000	58,913
		439,061
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	45,000	41,850
Total U.S. Corporate Bonds & Notes (cost $31,873,525)		32,604,614
FOREIGN CORPORATE BONDS & NOTES — 5.4%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 3.40% due 04/15/2030*	45,000	48,710
Auto/Truck Parts & Equipment-Original — 0.0%
Dana Financing Luxembourg SARL Company Guar. Notes 6.50% due 06/01/2026*	50,000	45,250
Banks-Commercial — 1.5%
ABN AMRO Bank NV Senior Notes 3.40% due 08/27/2021*	250,000	256,725
ANZ New Zealand International, Ltd. Company Guar. Notes 2.20% due 07/17/2020*	250,000	250,601
Bank of Montreal FRS Senior Notes 1.30% (3 ML+0.40%) due 09/10/2021	250,000	248,038
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	125,000	129,000
Banque Federative du Credit Mutuel SA Senior Notes 1.96% due 07/21/2021*	250,000	252,740
BPCE SA FRS Senior Notes 2.02% (3 ML+1.24%) due 09/12/2023*	250,000	243,948
Canadian Imperial Bank of Commerce Senior Notes 2.61% due 07/22/2023	468,000	476,249
Commonwealth Bank of Australia Senior Notes 2.40% due 11/02/2020	250,000	251,606
Credit Suisse AG Senior Notes 2.10% due 11/12/2021	250,000	252,645
Macquarie Bank, Ltd. FRS Senior Notes 2.13% (3 ML+0.45%) due 11/24/2021*	225,000	222,335
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*	250,000	251,581
National Australia Bank, Ltd. Senior Notes 4.38% due 12/10/2020	250,000	254,833
National Bank of Canada Senior Notes 2.20% due 11/02/2020	250,000	251,565
Standard Chartered PLC Senior Notes 2.82% due 01/30/2026*	210,000	208,979
Toronto-Dominion Bank FRS Senior Notes 1.36% (SOFR+0.48%) due 01/27/2023	85,000	81,859
Toronto-Dominion Bank FRS Senior Notes 1.11% (3 ML+0.27%) due 03/17/2021	150,000	149,353
Westpac Banking Corp. Sub. Notes 4.11% due 07/24/2034	40,000	42,106
Westpac Banking Corp. Sub. Notes 4.32% due 11/23/2031	46,000	48,817
		3,872,980
Banks-Cooperative — 0.1%
Federation des Caisses Desjardins du Quebec Senior Notes 2.25% due 10/30/2020*	250,000	251,704
Building Societies — 0.1%
Nationwide Building Society Senior Notes 3.77% due 03/08/2024*	200,000	206,687

Cable/Satellite TV — 0.0%
Videotron, Ltd. Company Guar. Notes 5.13% due 04/15/2027*	65,000	67,925
Cellular Telecom — 0.1%
Telstra Corp., Ltd. Company Guar. Notes 4.80% due 10/12/2021*	188,000	196,887
Vodafone Group PLC Senior Notes 4.25% due 09/17/2050	100,000	108,786
		305,673
Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 5.25% due 06/01/2027*	30,000	24,000
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.38% due 09/01/2025*	25,000	21,062
		45,062
Diversified Banking Institutions — 2.2%
Bank of Nova Scotia Senior Notes 1.63% due 05/01/2023	245,000	244,994
BNP Paribas SA Company Guar. Notes 5.00% due 01/15/2021	250,000	256,998
Credit Suisse Group AG Senior Notes 3.00% due 12/14/2023*	415,000	422,336
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.13% due 12/10/2020	250,000	251,803
HSBC Holdings PLC Senior Notes 3.80% due 03/11/2025	250,000	265,992
HSBC Holdings PLC Senior Notes 3.95% due 05/18/2024	240,000	254,792
Lloyds Banking Group PLC FRS Senior Notes 2.00% (3 ML+0.80%) due 06/21/2021	200,000	198,621
Lloyds Banking Group PLC Senior Notes 2.44% due 02/05/2026	315,000	314,532
Macquarie Group, Ltd. Senior Notes 3.19% due 11/28/2023*	330,000	336,619
Mitsubishi UFJ Financial Group, Inc. FRS Senior Notes 1.64% (3 ML+0.65%) due 07/26/2021	34,000	33,828
Mizuho Financial Group, Inc. Senior Notes 2.63% due 04/12/2021*	250,000	253,526
Royal Bank of Scotland Group PLC Senior Notes 3.50% due 05/15/2023	285,000	291,231
Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025	255,000	270,051
Societe Generale SA Senior Notes 2.63% due 01/22/2025*	205,000	204,712
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.35% due 01/15/2025	450,000	456,119
Sumitomo Mitsui Financial Group, Inc. FRS Senior Notes 2.42% (3 ML+1.11%) due 07/14/2021	200,000	200,072
UBS AG Senior Notes 1.75% due 04/21/2022*	615,000	617,597
UBS AG Senior Notes 4.88% due 08/04/2020	250,000	252,417
UBS Group Funding Switzerland AG Senior Notes 2.86% due 08/15/2023*	285,000	290,778
UBS Group Funding Switzerland AG Senior Notes 3.00% due 04/15/2021*	200,000	202,139
		5,619,157
Diversified Financial Services — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	200,000	205,974
Diversified Operations — 0.1%
CK Hutchison International 17 II, Ltd. Company Guar. Notes 2.75% due 03/29/2023*	270,000	275,073
Electric-Distribution — 0.1%
State Grid Overseas Investment, Ltd. Company Guar. Notes 2.25% due 05/04/2020*	250,000	250,000
Electric-Integrated — 0.1%
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	150,000	152,340
Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	55,000	55,825
Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 01/15/2025	190,000	164,797
Investment Management/Advisor Services — 0.1%
CDP Financial, Inc. Company Guar. Notes 3.15% due 07/24/2024*	250,000	272,856
Medical-Drugs — 0.2%
Bausch Health Cos., Inc. Company Guar. Notes 7.00% due 01/15/2028*	70,000	72,625
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	105,000	109,182

Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	295,000	320,384
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	5,000	4,963
		507,154
Medical-Generic Drugs — 0.0%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	75,000	76,868
Metal-Diversified — 0.1%
Minera Mexico SA de CV Senior Notes 4.50% due 01/26/2050*	230,000	197,915
Oil Companies-Exploration & Production — 0.1%
BG Energy Capital PLC Company Guar. Notes 4.00% due 12/09/2020*	250,000	252,751
Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	85,000	88,035
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	10,000	6,425
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027	129,000	105,135
Petroleos Mexicanos Company Guar. Notes 7.69% due 01/23/2050*	160,000	117,600
Shell International Finance BV Company Guar. Notes 2.38% due 11/07/2029	120,000	120,589
Shell International Finance BV Company Guar. Notes 3.75% due 09/12/2046	63,000	67,827
Total Capital International SA Company Guar. Notes 2.83% due 01/10/2030	115,000	118,666
		624,277
Real Estate Investment Trusts — 0.0%
Scentre Group Trust 1/ Scentre Group Trust 2 Company Guar. Notes 2.38% due 04/28/2021*	33,000	33,031
Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Senior Notes 3.80% due 01/25/2050*	55,000	51,614
Telephone-Integrated — 0.1%
Deutsche Telekom AG Senior Notes 3.63% due 01/21/2050*	150,000	164,785
Telecom Italia Capital SA Company Guar. Notes 6.00% due 09/30/2034	40,000	41,436
		206,221
Tobacco — 0.1%
Imperial Brands Finance PLC Company Guar. Notes 3.13% due 07/26/2024*	200,000	197,004
Total Foreign Corporate Bonds & Notes (cost $13,953,404)		13,986,848
U.S. GOVERNMENT AGENCIES — 11.2%
Federal Home Loan Mtg. Corp. — 2.5%
3.00% due 09/01/2030	95,653	101,911
3.00% due 01/01/2050	411,841	438,135
3.50% due 05/01/2042	80,220	86,813
3.50% due 08/01/2042	26,641	28,794
3.50% due 08/01/2044	411,379	443,842
3.50% due 07/01/2045	108,784	118,874
3.50% due 01/01/2046	239,302	257,395
3.50% due 08/01/2046	131,221	141,577
3.50% due 11/01/2047	1,012,871	1,078,092
3.50% due 02/01/2048	717,742	762,765
4.00% due 06/01/2045	139,960	156,864
4.00% due 05/01/2048	416,379	444,435
4.00% due 05/01/2049	377,450	401,878
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2015-K51, Class C 4.09% due 10/25/2048*(2)(3)	115,000	107,903
Series 2012-K18, Class B 4.25% due 01/25/2045*(2)(3)	220,000	220,384
Series 2011-K10, Class B 4.62% due 11/25/2049*(2)(3)	285,000	286,479
Federal Home Loan Mtg. Corp. REMIC
Series 4056, Class BI 3.00% due 05/15/2027(1)(4)	24,146	1,455
Series 4097, Class HI 3.00% due 08/15/2027(1)(4)	154,744	9,087
Series 4207, Class JI 3.00% due 05/15/2028(1)(4)	204,189	13,887
Series 4661, Class HA 3.00% due 05/15/2043(1)	188,677	197,420
Series 4323, Class IW 3.50% due 04/15/2028(1)(4)	81,035	4,293
Series 4632, Class MA 4.00% due 08/15/2054(1)	833,332	900,512
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4937, Class MS 5.24% (6.05%-1 ML) due 12/25/2049(1)(4)(5)	643,629	115,184
Series 4954, Class SY 5.24% (6.05%-1 ML) due 02/25/2050(1)(4)(5)	294,496	59,029
		6,377,008
Federal National Mtg. Assoc. — 7.5%
2.50% due 04/01/2050	518,622	539,367
2.50% due 05/01/2050	1,690,000	1,756,579
3.00% due 01/01/2050	462,884	492,116
3.00% due 03/01/2050	892,504	942,743
3.00% due 05/01/2050	1,470,000	1,552,745
3.50% due 01/01/2030	262,263	277,647
3.50% due 08/01/2032	307,250	325,194
3.50% due 06/01/2042	128,141	138,919
3.50% due 08/01/2042	58,021	62,790
3.50% due 09/01/2042	23,340	25,455
3.50% due 12/01/2042	217,639	235,809
3.50% due 07/01/2043	69,535	75,781
3.50% due 06/01/2044	640,881	684,092
3.50% due 08/01/2044	348,231	377,933
3.50% due 01/01/2045	295,061	320,944
3.50% due 08/01/2045	339,104	368,066
3.50% due 11/01/2045	183,806	198,611
3.50% due 01/01/2046	366,688	398,748
3.50% due 05/01/2046	330,635	355,637

3.50% due 09/01/2046	318,402	346,480
3.50% due 01/01/2047	671,112	728,406
3.50% due 07/01/2047	325,098	352,132
3.50% due 01/01/2048	233,376	247,625
3.50% due 04/01/2049	259,633	282,817
3.50% due 10/01/2056	1,018,415	1,105,699
3.50% due 09/01/2057	418,021	452,451
3.50% due 05/01/2058	420,372	456,270
4.00% due 12/01/2041	167,228	187,539
4.00% due 03/01/2042	649,128	724,291
4.00% due 12/01/2042	86,147	94,253
4.00% due 02/01/2043	32,496	35,513
4.00% due 03/01/2044	49,963	54,602
4.00% due 06/01/2044	561,296	629,019
4.00% due 04/01/2046	10,149	11,151
4.00% due 02/01/2048	258,186	279,981
4.00% due 07/01/2056	1,226,484	1,350,205
4.00% due 04/01/2059	372,073	408,470
4.08% due 01/01/2034	140,000	174,439
4.50% due 04/01/2041	585,361	650,071
4.50% due 09/01/2041	112,483	124,975
4.50% due 10/01/2042	96,993	109,057
4.50% due 06/01/2044	367,430	407,937
5.00% due 08/01/2035	45,892	52,428
5.00% due 09/01/2041	82,567	94,161
5.00% due 07/01/2047	127,415	145,272
Federal National Mtg. Assoc. REMIC
Series 2012-145, Class EI 3.00% due 01/25/2028(1)(4)	67,787	4,254
Series 2013-10, Class YI 3.00% due 02/25/2028(1)(4)	61,552	3,775
Series 2014-13, Class KI 3.50% due 03/25/2029(1)(4)	126,025	10,597
Series 2017-46, Class LB 3.50% due 12/25/2052(1)	284,234	300,909
Series 2017-49, Class JA 4.00% due 07/25/2053(1)	263,593	276,878
Federal National Mtg. Assoc. REMIC FRS Series 2016-63, Class AS 5.51% (6.00%-1 ML) due 09/25/2046(1)(4)(5)	257,682	55,795
Federal National Mtg. Assoc., STRIPS Series 421, Class C3 4.00% due 07/25/2030(1)(4)	127,460	11,984
		19,298,612
Government National Mtg. Assoc. — 0.2%
4.00% due 10/20/2049	142,809	152,062
4.50% due 05/15/2039	21,274	23,689
4.50% due 07/20/2040	11,823	13,010
4.50% due 10/20/2040	73,968	81,391
4.50% due 08/20/2045	46,665	51,228
5.50% due 01/15/2034	50,337	54,831
7.50% due 01/15/2032	19,513	24,167
Government National Mtg. Assoc. REMIC FRS
Series 2016-147, Class SE 5.38% (6.10%-1 ML) due 10/20/2046(1)(4)(5)	238,815	42,114
Series 2019-115, Class SW 5.38% (6.10%-1 ML) due 09/20/2049(1)(4)(5)	424,710	74,913
Series 2015-144, Class SA 5.48% (6.20%-1ML) due 10/20/2045(1)(4)(5)	255,658	57,240
Series 2017-176, Class SC 5.48% (6.20%-1 ML) due 11/20/2047(1)(4)(5)	206,483	45,955
		620,600
Uniform Mtg. Backed Securities — 1.0%
Uniform Mtg. Backed Securities 2.50% due May 15 TBA	1,620,000	1,693,849
Uniform Mtg. Backed Securities 2.00% due June 30 TBA	740,000	754,713
		2,448,562
Total U.S. Government Agencies (cost $27,982,214)		28,744,782
U.S. GOVERNMENT TREASURIES — 10.7%
United States Treasury Bonds — 2.4%
2.00% due 02/15/2050	665,000	784,414
2.25% due 08/15/2046	933,000	1,135,344
2.38% due 11/15/2049	453,800	576,521
3.00% due 02/15/2047	590,000	823,810
3.00% due 02/15/2048	25,000	35,096
3.13% due 05/15/2048	315,000	452,825
4.50% due 02/15/2036	1,585,000	2,452,726
		6,260,736
United States Treasury Notes — 8.3%
0.25% due 04/15/2023	2,240,000	2,240,787
0.38% due 04/30/2025	810,000	811,170
0.50% due 04/30/2027	270,000	269,726
1.25% due 08/31/2024	815,000	847,409
1.38% due 09/30/2020	250,000	251,348
1.38% due 10/15/2022(6)	1,440,000	1,480,500
1.38% due 08/31/2026	825,000	870,955
1.50% due 02/15/2030	375,000	406,143
1.75% due 11/15/2020	250,000	252,207
2.25% due 04/30/2024	1,360,000	1,464,816
2.25% due 03/31/2026	1,020,000	1,127,220
2.38% due 05/15/2029(6)	1,048,500	1,212,410
2.50% due 01/31/2021(6)	8,051,000	8,193,150
2.88% due 05/15/2028	735,000	868,707
2.88% due 08/15/2028	361,000	428,349
3.13% due 11/15/2028	503,800	610,621
		21,335,518
Total U.S. Government Treasuries (cost $25,860,560)		27,596,254
MUNICIPAL BONDS & NOTES — 0.5%
California State University Series B Revenue Bonds 2.98% due 11/01/2051	90,000	89,325
Michigan Finance Authority Revenue Bonds 3.08% due 12/01/2034	70,000	71,819
Michigan Finance Authority Revenue Bonds 3.38% due 12/01/2040	40,000	41,147
New York City Water & Sewer System Revenue Bonds 5.72% due 06/15/2042	225,000	332,379
New York State Thruway Authority Revenue Bonds Series M 2.90% due 01/01/2035	85,000	83,396
Port Authority of New York & New Jersey Revenue Bonds 3.29% due 08/01/2069	170,000	156,413

Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	120,000	148,649
Regents of the University of California Medical Center Revenue Bonds Series N 3.26% due 05/15/2060	95,000	93,195
Rutgers The State University of New Jersey Revenue Bonds Series P 3.92% due 05/01/2119	145,000	176,890
State of Hawaii Airports System Revenue Bonds 3.14% due 07/01/2047	85,000	79,370
Total Municipal Bonds & Notes (cost $1,173,775)		1,272,583
FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
Sovereign — 0.1%
Government of Bermuda Senior Notes 4.75% due 02/15/2029*	200,000	210,000
Republic of Peru Senior Notes 2.39% due 01/23/2026	130,000	132,600
Total Foreign Government Obligations (cost $328,682)		342,600
Total Long-Term Investment Securities (cost $241,835,666)		240,609,595
SHORT-TERM INVESTMENT SECURITIES — 3.5%
Certificates of Deposit — 0.1%
Credit Agricole Corporate and Investment Bank FRS 1.32% (3 ML+0.48%) due 09/17/2021	250,000	248,409
Commercial Paper — 0.7%
Engie SA 1.72% due 05/28/2020†	250,000	249,869
Parker-Hannifin Corp. 1.79% due 05/07/2020	250,000	249,996
Natixis 1.93% due 11/13/2020	250,000	251,821
NatWest Markets PLC 1.99% due 07/29/2020	250,000	248,931
Federation des Caisses Desjardins du Quebec 2.05% due 09/22/2020*	190,000	189,547
Boeing Co. 2.10% due 05/19/2020	213,000	212,735
Societe Generale SA 2.19% due 07/31/2020*	250,000	251,225
Reckitt Benckiser Treasury Services PLC 2.43% due 05/14/2020*	250,000	249,978
		1,904,102
Registered Investment Companies — 2.7%
JPMorgan Prime Money Market Fund, Class IM 0.73%(9)	6,911,440	6,916,969
Total Short-Term Investment Securities (cost $9,064,880)		9,069,480
TOTAL INVESTMENTS (cost $250,900,546)	96.8%	249,679,075
Other assets less liabilities	3.2	8,169,792

NET ASSETS	100.0%	$257,848,867

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2020, the aggregate value of these securities was $22,994,237 representing 8.9% of net assets.

†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Commercial Mortgage Backed Security
(4)	Interest Only
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at April 30, 2020.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	Securities classified as Level 3 (see Note 1).
(8)	Perpetual maturity - maturity date reflects the next call date.
(9)	The rate shown is the 7-day yield as of April 30, 2020.

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

FDR — Fiduciary Depositary Receipt

REMIC — Real Estate Mortgage Investment Conduit

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

STRIPS — Separate Trading of Registered Interest and Principal Services

TBA — Securities purchased on a forward commitment basis with a approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TRQX — Turquoise Stock Exchange

ULC — Unlimited Liability Corporation

XEGT — Equiduct Stock Exchange

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at April 30, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 month USD LIBOR

3 ML — 3 month USD LIBOR

SOFR — Secured Overnight Financing Rate

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation
84	Long	Canadian 10 Year Bond	June 2020	$782,801	$904,314	$121,513
152	Long	E-Mini Russell 2000 Index	June 2020	8,411,274	9,930,920	1,519,646
70	Short	Euro-Bund	June 2020	13,410,212	13,380,433	29,779
4	Long	Euro STOXX 50 Index	June 2020	101,349	126,349	25,000
78	Long	MSCI EAFE Index	June 2020	6,189,457	6,389,370	199,913
173	Long	MSCI Emerging Markets Index	June 2020	6,982,112	7,836,035	853,923
179	Long	S&P 500 E-Mini Index	June 2020	21,761,151	25,976,480	4,215,329
4	Long	SPI 200 Index	June 2020	328,697	354,769	26,072
2	Long	TOPIX Index	June 2020	253,874	269,884	16,010
20	Long	U.S. Treasury 2 Year Notes	June 2020	4,370,635	4,408,594	37,959
35	Long	U.S. Treasury Long Bonds	June 2020	6,133,827	6,336,094	202,267
10	Long	U.S. Ultra Bonds	June 2020	2,138,241	2,247,812	109,571

						$7,356,982

						Unrealized (Depreciation)

84	Long	Australian 10 Year Bond	June 2020	$8,296,893	$8,147,769	$(149,124)
293	Short	Euro STOXX 50 Index	June 2020	10,723,397	9,255,056	(1,468,341)
47	Short	TOPIX Index	June 2020	6,514,644	6,342,281	(172,363)
3	Short	U.S. Treasury 5 Year Notes	June 2020	375,244	376,453	(1,209)
58	Long	U.S. Treasury 10 Year Notes	June 2020	8,093,955	8,065,625	(28,330)
35	Short	U.S. Treasury Ultra 10 Year Futures	June 2020	5,296,160	5,496,093	(199,933)

						$(2,019,300)

		Net Unrealized Appreciation (Depreciation)				$5,337,682

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract. Notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Gold Mining	$—	$28,767	#	$—	$28,767
Medical-Hospital	172,866	—		0	172,866
Travel Services	—	3,104	##	—	3,104
Other Industries	64,842,054	38,472,492	**	—	103,314,546
Registered Investment Companies	19,648,765	—		—	19,648,765
Preferred Securities/Capital Securities	—	211,250		—	211,250
Asset Backed Securities	—	12,682,616		—	12,682,616
U.S. Corporate Bonds & Notes	—	32,604,614		—	32,604,614
Foreign Corporate Bonds & Notes	—	13,986,848		—	13,986,848
U.S. Government Agencies	—	28,744,782		—	28,744,782
U.S. Government Treasuries	—	27,596,254		—	27,596,254
Municipal Bonds & Notes	—	1,272,583		—	1,272,583
Foreign Government Obligations	—	342,600		—	342,600
Short-Term Investment Securities:
Certificates of Deposit	—	248,409		—	248,409
Commercial Paper	—	1,904,102		—	1,904,102
Registered Investment Companies	6,916,969	—		—	6,916,969

Total Investments at Value	$91,580,654	$158,098,421		$0	$249,679,075

Other Financial Instruments:+
Futures Contracts	$7,289,900	$67,082	**	$—	$7,356,982

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$378,596	$1,640,704	**	$—	$2,019,300

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
#	Amount includes $7,124 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
##	Amount includes $2,973 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

SunAmerica Series Trust

SA JPMorgan Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 98.3%
Argentina — 0.1%
Banco Macro SA ADR	10,534	$171,810

Bermuda — 0.8%
Kunlun Energy Co., Ltd.	932,000	608,623
Nine Dragons Paper Holdings, Ltd.	943,000	910,269

		1,518,892

Brazil — 5.2%
Banco do Brasil SA	240,652	1,261,256
Cia de Saneamento Basico do Estado de Sao Paulo	100,665	741,951
Cia Paranaense de Energia, Class B (Preference Shares)	47,432	474,503
Construtora Tenda SA	89,841	383,954
Cyrela Brazil Realty SA Empreendimentos e Participacoes	103,653	303,264
IRB Brasil Resseguros S/A	230,302	432,830
Itau Unibanco Holding SA ADR	251,686	1,059,598
Minerva SA†	161,628	364,398
Petrobras Distribuidora SA	157,142	564,369
Qualicorp Consultoria e Corretora de Seguros SA	154,393	735,921
Smiles Fidelidade SA	52,459	137,758
Vale SA ADR	281,207	2,319,958
YDUQS Part†	193,796	1,081,614

		9,861,374

Cayman Islands — 22.2%
Alibaba Group Holding, Ltd. ADR†	69,995	14,185,887
ANTA Sports Products, Ltd.	166,000	1,418,321
China Lesso Group Holdings, Ltd.	448,000	625,867
China Resources Cement Holdings, Ltd.	990,000	1,321,012
Country Garden Holdings Co., Ltd.	1,754,000	2,212,158
Geely Automobile Holdings, Ltd.	578,000	881,640
JD.com, Inc. ADR†	65,979	2,843,695
NetEase, Inc. ADR	8,359	2,883,521
Silicon Motion Technology Corp. ADR	15,470	679,752
Tencent Holdings, Ltd.	242,700	12,875,988
Tingyi Cayman Islands Holding Corp.	440,000	778,800
Vipshop Holdings, Ltd. ADR†	48,049	765,420
Zhen Ding Technology Holding, Ltd.	164,000	580,190

		42,052,251

China — 17.9%
Anhui Conch Cement Co., Ltd.	307,500	2,380,815
Baoshan Iron & Steel Co., Ltd., Class A	849,000	578,961
China Construction Bank Corp.	6,143,000	4,952,844
China Merchants Bank Co., Ltd.	652,500	3,108,477
China Vanke Co., Ltd.	662,300	2,158,570
Dongfeng Motor Group Co., Ltd.	608,000	395,903
Greendland Holdings Corp., Ltd., Class A	1,191,600	942,958
Hang Zhou Great Star Industrial Co., Ltd., Class A	386,800	531,521
Hangzhou Robam Appliances Co., Ltd.	245,500	1,105,747
HLA Corp., Ltd., Class A	621,793	558,137
Industrial & Commercial Bank of China, Ltd.	5,541,000	3,719,592
Livzon Pharmaceutical Group, Inc.	181,500	808,192
Midea Group Co., Ltd.	144,900	1,090,000
Ping An Insurance Group Co. of China, Ltd.	406,500	4,121,809
Poly Developments and Holdings Group Co., Ltd., Class A	423,100	958,293
Postal Savings Bank of China Co., Ltd.*	2,567,000	1,524,184
Sany Heavy Industry Co., Ltd., Class A	217,200	591,118
SDIC Power Holdings Co., Ltd., Class A Class A	464,792	502,141
Shandong Weigao Group Medical Polymer Co., Ltd.	504,000	760,333
Shanghai Construction Group Co., Ltd., Class A	1,159,800	534,265
Weichai Power Co., Ltd.	630,158	1,080,544
Xiamen C & D, Inc., Class A	500,584	586,382
Yanzhou Coal Mining Co., Ltd.	664,000	501,309
YiChang HEC ChangJiang Pharmaceutical Co., Ltd.*	97,000	362,759

		33,854,854

Colombia — 0.3%
Ecopetrol SA ADR	51,649	539,732

Greece — 0.3%
OPAP SA	56,088	505,416

Hong Kong — 0.5%
Beijing Enterprises Holdings, Ltd.	141,000	501,825
Lenovo Group, Ltd.	922,000	493,687

		995,512

Hungary — 1.2%
OTP Bank Nyrt	57,289	1,702,809
Richter Gedeon Nyrt	28,455	610,429

		2,313,238

India — 4.9%
HDFC Bank, Ltd. ADR	79,948	3,465,746
Infosys, Ltd. ADR	318,175	2,936,755
Reliance Industries, Ltd. GDR*	53,216	2,035,512
State Bank of India GDR†	35,183	884,852

		9,322,865

Mexico — 1.6%
Arca Continental SAB de CV	138,045	530,735
Fibra Uno Administracion SA de CV	423,204	351,368
Grupo Aeroportuario del Centro Norte SAB de CV	112,125	410,379
Grupo Financiero Banorte SAB de CV, Class O	596,697	1,633,545

		2,926,027

Netherlands — 0.5%
X5 Retail Group NV GDR	32,582	961,821

Poland — 1.0%
CD Projekt SA	9,767	843,270

Polski Koncern Naftowy Orlen SA	66,936	$1,007,643

		1,850,913

Russia — 7.3%
Inter RAO UES PJSC†	9,268,728	624,304
Lukoil PJSC ADR	44,551	2,876,658
Magnitogorsk Iron & Steel Works PJSC†	554,840	301,988
MMC Norilsk Nickel PJSC ADR	62,343	1,704,458
Polyus PJSC GDR	31,310	2,550,199
RusHydro PJSC†	39,190,167	336,056
Sberbank of Russia PJSC ADR	228,920	2,405,949
Severstal PJSC GDR	71,807	857,376
Surgutneftegas OJSC (Preference Shares)†	1,644,130	805,811
Tatneft PJSC ADR	31,567	1,384,213

		13,847,012

South Africa — 2.7%
Absa Group, Ltd.	179,472	885,189
Exxaro Resources, Ltd.	72,516	422,325
Foschini Group, Ltd.	140,001	552,144
Naspers, Ltd., Class N	12,161	1,902,108
Netcare, Ltd.	512,958	429,373
Telkom SA SOC, Ltd.	238,708	266,010
Woolworths Holdings, Ltd.	333,548	549,325

		5,006,474

South Korea — 17.1%
Cheil Worldwide, Inc.	28,550	410,574
Daelim Industrial Co., Ltd.	9,816	702,963
Doosan Bobcat, Inc.	20,547	398,366
E-MART Inc.	6,122	605,022
F&F Co., Ltd.	4,982	435,330
GS Engineering & Construction Corp.	18,525	386,706
GS Holdings Corp.	13,350	419,571
Hana Financial Group, Inc.	87,957	2,003,143
Hyundai Glovis Co., Ltd.	8,502	711,110
Hyundai Marine & Fire Insurance Co., Ltd.	28,129	600,203
Hyundai Mobis Co., Ltd.	12,722	1,779,825
Industrial Bank of Korea	104,713	681,907
KEPCO Plant Service & Engineering Co., Ltd.	22,539	597,029
Kia Motors Corp.	68,327	1,670,890
KT&G Corp.	29,356	1,958,194
LG Household & Health Care, Ltd.	995	1,125,421
Lotte Chemical Corp.	4,122	722,408
NongShim Co., Ltd.†	2,218	537,257
Samsung Electronics Co., Ltd.	219,288	9,036,224
Samsung SDS Co., Ltd.	3,982	533,158
Shinhan Financial Group Co., Ltd.	78,663	1,956,079
SK Hynix, Inc.	59,806	4,069,726
Woori Financial Group, Inc.	132,058	918,907

		32,260,013

Taiwan — 11.7%
Catcher Technology Co., Ltd.	110,000	829,821
Chipbond Technology Corp.	230,000	430,391
Elite Material Co., Ltd.	203,000	866,815
FLEXium Interconnect, Inc.	162,963	587,279
Fubon Financial Holding Co., Ltd.	714,000	1,001,634
Globalwafers Co., Ltd.	100,000	1,268,591
International Games System Co., Ltd.†	29,000	538,657
ITEQ Corp.	152,000	728,472
Nanya Technology Corp.	577,000	1,225,744
Novatek Microelectronics Corp.	113,000	697,849
Pou Chen Corp.	514,000	479,045
Powertech Technology, Inc.	212,000	707,603
Radiant Opto-Electronics Corp.	196,000	639,891
Simplo Technology Co., Ltd.†	56,000	576,637
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	196,373	10,433,297
Yuanta Financial Holding Co., Ltd.	2,083,000	1,174,195

		22,185,921

Thailand — 0.3%
Charoen Pokphand Foods PCL	35,900	29,958
Charoen Pokphand Foods PCL NVDR	710,900	589,191

		619,149

Turkey — 1.3%
Eregli Demir ve Celik Fabrikalari TAS	1,153,946	1,326,238
Ford Otomotiv Sanayi AS	36,514	330,970
KOC Holding AS	191,725	421,181
Migros Ticaret AS†	103,682	431,149

		2,509,538

United States — 1.4%
Yum China Holdings, Inc.	54,568	2,644,365

TOTAL INVESTMENTS (cost $185,980,502)	98.3%	185,947,177
Other assets less liabilities	1.7	3,234,598

NET ASSETS	100.0%	$189,181,775

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2020, the aggregate value of these securities was $3,922,455 representing 2.1% of net assets.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

Industry Allocation*
Banks-Commercial	14.4%
E-Commerce/Products	9.4
Internet Content-Information/News	7.8
Electronic Components-Semiconductors	7.4
Semiconductor Components-Integrated Circuits	7.1
Real Estate Operations & Development	3.7
Oil Companies-Integrated	2.9
Entertainment Software	2.3
Diversified Financial Services	2.2
Insurance-Multi-line	2.2
Building Products-Cement	1.9
Oil Refining & Marketing	1.9
Computer Services	1.8
Auto-Cars/Light Trucks	1.8
Steel-Producers	1.7
Retail-Restaurants	1.4
Gold Mining	1.3
Retail-Apparel/Shoe	1.3
Food-Retail	1.2
Metal-Iron	1.2
Appliances	1.2
Tobacco	1.0
Circuit Boards	1.0
Medical-Drugs	0.9
Auto/Truck Parts & Equipment-Original	0.9
Metal-Diversified	0.9
Banks-Money Center	0.8
Electric-Generation	0.8
Semiconductor Equipment	0.7
Electronic Components-Misc.	0.6
Food-Misc./Diversified	0.6
Cosmetics & Toiletries	0.6
Schools	0.6
Auto/Truck Parts & Equipment-Replacement	0.6
Machinery-Construction & Mining	0.5
Coal	0.5
Building & Construction-Misc.	0.5
Diversified Banking Institutions	0.5
Paper & Related Products	0.5
Rubber/Plastic Products	0.5
Metal Processors & Fabrication	0.4
Food-Flour & Grain	0.4
Disposable Medical Products	0.4
Water	0.4
Consulting Services	0.4
Petrochemicals	0.4
Transport-Truck	0.4
Building-Heavy Construction	0.4
Banks-Special Purpose	0.4
Building & Construction Products-Misc.	0.3
Oil Companies-Exploration & Production	0.3
Retail-Discount	0.3
Insurance-Property/Casualty	0.3
Engineering/R&D Services	0.3
Transport-Services	0.3
Tools-Hand Held	0.3
Beverages-Non-alcoholic	0.3
Gambling (Non-Hotel)	0.3
Gas-Distribution	0.3
Athletic Footwear	0.3
Computers	0.2
Electric-Integrated	0.2
Apparel Manufacturers	0.2
Insurance-Reinsurance	0.2
Medical-Hospitals	0.2
Diversified Operations	0.2
Advertising Agencies	0.2
Airport Development/Maintenance	0.2
Food-Meat Products	0.2
Real Estate Investment Trusts	0.2
Telephone-Integrated	0.2
E-Commerce/Services	0.1

98.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2 - Unadjusted Quoted0 Prices		Level 3- Unadjusted Quoted Prices	Total
ASSETS:
Investments at Value:*
Common Stocks:
Russia	$11,778,853	$2,068,159		$—	$13,847,012
Other Countries	58,249,524	$113,850,641	**	—	172,100,165

Total Investments at Value	$70,028,377	$115,918,800		$—	$185,947,177

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 96.9%
Aerospace/Defense — 2.5%
General Dynamics Corp.	110,316	$14,409,476
Raytheon Technologies Corp.	143,425	9,295,374

		23,704,850

Apparel Manufacturers — 0.6%
VF Corp.	92,496	5,374,018

Applications Software — 2.4%
Microsoft Corp.	128,362	23,003,754

Banks-Commercial — 1.5%
Cullen/Frost Bankers, Inc.	38,376	2,757,699
M&T Bank Corp.	16,633	1,864,227
Truist Financial Corp.	246,921	9,215,092

		13,837,018

Banks-Fiduciary — 0.5%
Northern Trust Corp.	60,809	4,813,640

Banks-Super Regional — 3.3%
PNC Financial Services Group, Inc.	166,288	17,737,941
US Bancorp	235,526	8,596,699
Wells Fargo & Co.	162,272	4,714,002

		31,048,642

Beverages-Non-alcoholic — 2.4%
Coca-Cola Co.	200,760	9,212,877
PepsiCo, Inc.	100,959	13,355,866

		22,568,743

Building Products-Air & Heating — 0.2%
Carrier Global Corp.†	120,025	2,125,643

Cable/Satellite TV — 2.3%
Comcast Corp., Class A	572,529	21,544,266

Chemicals-Diversified — 1.0%
PPG Industries, Inc.	102,836	9,340,594

Coatings/Paint — 0.0%
RPM International, Inc.	1,303	86,532

Commercial Services-Finance — 1.0%
Automatic Data Processing, Inc.	63,048	9,248,511

Computer Services — 1.4%
Accenture PLC, Class A	33,450	6,194,605
International Business Machines Corp.	56,891	7,143,234

		13,337,839

Computers — 1.3%
Apple, Inc.	42,818	12,579,928

Cosmetics & Toiletries — 1.8%
Procter & Gamble Co.	144,200	16,996,854

Data Processing/Management — 1.2%
Fidelity National Information Services, Inc.	85,123	11,226,872

Diversified Banking Institutions — 4.0%
Bank of America Corp.	1,052,200	25,305,410
Morgan Stanley	328,615	12,957,289

		38,262,699

Diversified Manufacturing Operations — 2.8%
Eaton Corp. PLC	91,684	7,655,614
Illinois Tool Works, Inc.	26,198	4,257,175
Parker-Hannifin Corp.	80,821	12,779,416
Trane Technologies PLC	18,087	1,581,166

		26,273,371

Drug Delivery Systems — 1.2%
Becton Dickinson and Co.	47,137	11,903,507

Electric-Integrated — 5.7%
CMS Energy Corp.	169,431	9,672,816
DTE Energy Co.	19,959	2,070,546
Entergy Corp.	61,068	5,832,605
NextEra Energy, Inc.	75,416	17,430,146
Public Service Enterprise Group, Inc.	125,433	6,360,707
Xcel Energy, Inc.	201,880	12,831,493

		54,198,313

Electronic Components-Semiconductors — 2.0%
Texas Instruments, Inc.	165,662	19,228,388

Finance-Credit Card — 1.6%
American Express Co.	104,948	9,576,505
Capital One Financial Corp.	94,665	6,130,505

		15,707,010

Finance-Other Services — 2.5%
CME Group, Inc.	131,653	23,461,881

Food-Confectionery — 1.7%
Mondelez International, Inc., Class A	309,086	15,899,384

Gas-Distribution — 0.1%
NiSource, Inc.	26,360	661,900

Industrial Gases — 1.6%
Air Products & Chemicals, Inc.	67,199	15,158,750

Instruments-Controls — 0.6%
Honeywell International, Inc.	40,701	5,775,472

Insurance Brokers — 1.5%
Arthur J. Gallagher & Co.	99,233	7,789,791
Marsh & McLennan Cos., Inc.	66,582	6,480,426

		14,270,217

Insurance-Life/Health — 0.6%
Prudential Financial, Inc.	92,809	5,788,497

Insurance-Multi-line — 2.5%
Chubb, Ltd.	63,665	6,876,457
Cincinnati Financial Corp.	24,894	1,638,025
Hartford Financial Services Group, Inc.	185,458	7,045,550
MetLife, Inc.	229,954	8,296,740

		23,856,772

Insurance-Property/Casualty — 1.5%
Progressive Corp.	118,576	9,165,925
Travelers Cos., Inc.	47,166	4,773,671

		13,939,596

Investment Management/Advisor Services — 3.1%
BlackRock, Inc.	41,536	20,852,733
T. Rowe Price Group, Inc.	73,146	8,457,872

		29,310,605

Machinery-Farming — 1.1%
Deere & Co.	71,779	10,412,262

Machinery-General Industrial — 0.3%
Otis Worldwide Corp.†	50,026	2,546,824

Machinery-Pumps — 1.5%
Dover Corp.	157,422	14,742,570

1

Medical Instruments — 1.7%
Medtronic PLC	168,321	16,433,179

Medical Products — 0.2%
Abbott Laboratories	23,693	2,181,888

Medical-Biomedical/Gene — 0.4%
Gilead Sciences, Inc.	40,633	3,413,172

Medical-Drugs — 9.5%
Bristol-Myers Squibb Co.	406,457	24,716,650
Eli Lilly & Co.	71,770	11,098,513
Johnson & Johnson	173,073	25,967,873
Merck & Co., Inc.	140,323	11,133,227
Pfizer, Inc.	459,616	17,630,870

		90,547,133

Medical-HMO — 1.9%
UnitedHealth Group, Inc.	61,175	17,891,852

Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	52,228	4,682,763

Non-Hazardous Waste Disposal — 0.8%
Republic Services, Inc.	92,746	7,265,722

Oil Companies-Exploration & Production — 1.8%
ConocoPhillips	400,664	16,867,954

Oil Companies-Integrated — 2.1%
Chevron Corp.	214,740	19,756,080

Oil Refining & Marketing — 0.5%
Valero Energy Corp.	69,256	4,387,368

Pharmacy Services — 0.8%
CVS Health Corp.	126,770	7,802,694

Real Estate Investment Trusts — 2.7%
Alexandria Real Estate Equities, Inc.	24,687	3,878,081
AvalonBay Communities, Inc.	45,237	7,371,369
Boston Properties, Inc.	33,965	3,300,719
Prologis, Inc.	21,971	1,960,472
Realty Income Corp.	12,684	696,605
Simon Property Group, Inc.	14,174	946,398
Ventas, Inc.	87,047	2,815,971
Vornado Realty Trust	100,901	4,421,482

		25,391,097

Retail-Building Products — 1.9%
Home Depot, Inc.	83,848	18,432,306

Retail-Discount — 1.4%
Walmart, Inc.	113,720	13,822,666

Retail-Major Department Stores — 0.6%
TJX Cos., Inc.	118,249	5,800,113

Retail-Restaurants — 1.9%
McDonald’s Corp.	83,111	15,588,299
Starbucks Corp.	35,631	2,733,967

		18,322,266

Semiconductor Components-Integrated Circuits — 1.8%
Analog Devices, Inc.	156,571	17,160,182

Telephone-Integrated — 2.0%
Verizon Communications, Inc.	331,890	19,067,081

Tobacco — 2.7%
Altria Group, Inc.	219,089	8,599,243
Philip Morris International, Inc.	231,322	17,256,621

		25,855,864

Tools-Hand Held — 0.4%
Stanley Black & Decker, Inc.	37,206	4,100,101

Toys — 0.8%
Hasbro, Inc.	102,226	7,381,739

Transport-Rail — 1.2%
Norfolk Southern Corp.	65,771	11,253,418

TOTAL INVESTMENTS (cost $800,813,784)	96.9%	920,052,360
Other assets less liabilities	3.1	29,782,815

NET ASSETS	100.0%	$949,835,175

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$920,052,360	$—	$—	$920,052,360

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.9%
Australia — 2.2%
Ansell, Ltd.	17,876	$328,115
Aurizon Holdings, Ltd.	88,555	267,560
Coca-Cola Amatil, Ltd.	123,783	691,227
Coles Group, Ltd.	81,221	811,687
CSR, Ltd.	323,113	780,670
Fortescue Metals Group, Ltd.	226,261	1,734,325
JB Hi-Fi, Ltd.	54,512	1,226,582
Lendlease Group†	120,266	968,670

		6,808,836

Austria — 0.1%
Wienerberger AG	13,388	250,379

Belgium — 0.6%
Ageas	51,648	1,861,955

Bermuda — 0.3%
VTech Holdings, Ltd.	143,700	1,080,408

Canada — 2.9%
CI Financial Corp.	118,254	1,256,494
Cogeco Communications, Inc.	4,373	323,306
Genworth MI Canada, Inc.	9,201	226,860
George Weston, Ltd.	23,667	1,678,853
iA Financial Corp., Inc.	11,346	368,351
Kirkland Lake Gold, Ltd.	25,706	1,062,627
National Bank of Canada	33,608	1,355,475
Royal Bank of Canada	43,712	2,689,075

		8,961,041

Cayman Islands — 1.0%
WH Group, Ltd.*	1,274,000	1,219,486
Xinyi Glass Holdings, Ltd.	1,738,000	1,990,879

		3,210,365

Denmark — 0.4%
Carlsberg A/S, Class B	11,248	1,419,920

France — 1.3%
Coface SA†	47,658	280,343
Eiffage SA	15,942	1,306,588
Peugeot SA	24,120	346,179
Sanofi	18,691	1,828,608
Sopra Steria Group	2,432	288,449

		4,050,167

Germany — 2.2%
Allianz SE	17,140	3,175,247
Deutsche Pfandbriefbank AG*	169,240	1,247,295
Muenchener Rueckversicherungs-Gesellschaft AG	10,865	2,394,263

		6,816,805

Hong Kong — 0.7%
Power Assets Holdings, Ltd.	347,000	2,290,793

Ireland — 2.7%
Allergan PLC	16,553	3,101,039
Greencore Group PLC	961,163	2,207,221
Johnson Controls International PLC	67,155	1,954,882
Ryanair Holdings PLC ADR†	16,889	1,071,945

		8,335,087

Italy — 0.2%
Azimut Holding SpA	22,234	379,324
Unipol Gruppo SpA	63,181	218,149

		597,473

Japan — 8.3%
Digital Garage, Inc.	11,100	399,328
Hitachi, Ltd.	48,000	1,440,157
Internet Initiative Japan, Inc.	38,200	1,316,391
ITOCHU Corp.	73,800	1,450,246
Iwatani Corp.†	8,600	293,719
Japan Petroleum Exploration Co., Ltd.	56,200	970,375
K’s Holdings Corp.†	52,000	568,087
Kaken Pharmaceutical Co., Ltd.	7,400	404,467
KDDI Corp.	63,100	1,818,253
Kyudenko Corp.	10,700	299,157
Meitec Corp.	27,900	1,232,457
Mitsui Fudosan Co., Ltd.	15,000	276,953
Nihon Unisys, Ltd.	11,600	335,371
Nippon Telegraph & Telephone Corp.	68,400	1,558,308
Nomura Holdings, Inc.	164,100	682,614
Nomura Real Estate Holdings, Inc.	67,700	1,107,302
NTT DOCOMO, Inc.	56,600	1,661,347
Saizeriya Co., Ltd.	15,000	301,311
Sankyu, Inc.	34,200	1,319,221
Sekisui House, Ltd.	72,200	1,242,625
Softbank Corp.	26,500	360,480
Sony Corp.	33,000	2,117,121
Sumitomo Mitsui Financial Group, Inc.	22,100	582,020
Teijin, Ltd.	17,700	282,754
Tokuyama Corp.	41,900	889,344
Tokyo Tatemono Co., Ltd.	93,400	1,057,101
Tokyu Fudosan Holdings Corp.	134,700	664,624
Toyota Motor Corp.	7,000	432,032
Zeon Corp.	107,500	946,628

		26,009,793

Netherlands — 1.0%
ASM International NV	4,881	538,226
Koninklijke Ahold Delhaize NV	70,086	1,703,249
Signify NV*	48,304	986,423

		3,227,898

Norway — 0.4%
Norwegian Finans Holding ASA†	128,951	693,716
SpareBank 1 SMN	67,152	492,035

		1,185,751

Singapore — 0.4%
StarHub, Ltd.	1,231,200	1,293,553

Spain — 0.9%
Endesa SA	129,148	2,868,164
Mediaset Espana Comunicacion SA	33,786	121,341

		2,989,505

Sweden — 1.1%
Skanska AB, Class B†	68,651	1,313,764
Swedish Match AB	36,068	2,234,583

		3,548,347

Switzerland — 5.6%
Adecco Group AG	15,198	666,973
Nestle SA	23,131	2,443,468
Novartis AG	47,945	4,089,999
Roche Holding AG	13,688	4,761,077
Swiss Life Holding AG	6,843	2,427,164
Swisscom AG	2,353	1,223,988
Zurich Insurance Group AG	5,870	1,871,225

		17,483,894

United Kingdom — 3.9%
3i Group PLC	66,690	659,448
Avast PLC*	514,879	2,974,328
Berkeley Group Holdings PLC	50,608	2,669,372
Dialog Semiconductor PLC†	62,094	1,959,524
Dunelm Group PLC	32,338	375,204
Inchcape PLC	218,105	1,378,627
Legal & General Group PLC	786,616	2,030,748
Rank Group PLC	104,760	214,968

		12,262,219

United States — 62.7%
AbbVie, Inc.	35,715	2,935,773
Allison Transmission Holdings, Inc.	72,617	2,638,902
Alphabet, Inc., Class C†	6,830	9,211,348
Altice USA, Inc., Class A†	45,089	1,170,961
Amazon.com, Inc.†	3,314	8,198,836
Amgen, Inc.	16,543	3,957,416
Apple, Inc.	46,388	13,628,794
Applied Materials, Inc.	42,686	2,120,640
AT&T, Inc.	31,465	958,739
AutoZone, Inc.†	1,449	1,478,444
Ball Corp.	26,804	1,758,074
Bank of America Corp.	168,573	4,054,181
Baxter International, Inc.	6,510	577,958
Best Buy Co., Inc.	6,455	495,292
Biogen, Inc.†	7,109	2,110,164
BMC Stock Holdings, Inc.†	30,831	655,159
Bristol-Myers Squibb Co.	65,648	3,992,055
Builders FirstSource, Inc.†	33,730	618,946
CACI International, Inc., Class A†	2,974	743,916
Campbell Soup Co.	31,212	1,559,976
Cerner Corp.	35,209	2,443,153
Charter Communications, Inc., Class A†	6,407	3,172,939
Chevron Corp.	17,042	1,567,864
Cisco Systems, Inc.	44,095	1,868,746
Citigroup, Inc.	64,014	3,108,520
Cooper Cos., Inc.	8,506	2,438,670
D.R. Horton, Inc.	29,059	1,372,166
DaVita, Inc.†	30,781	2,432,007
DENTSPLY SIRONA, Inc.	52,317	2,220,333
Dollar General Corp.	8,552	1,499,166
Domino’s Pizza, Inc.	6,279	2,272,558
Eagle Materials, Inc.	14,218	867,440
eBay, Inc.	78,612	3,131,116
Electronic Arts, Inc.†	13,094	1,496,120
Equity Commonwealth	64,061	2,174,871
Essex Property Trust, Inc.	8,585	2,095,598
Facebook, Inc., Class A†	19,399	3,971,169
FTI Consulting, Inc.†	20,508	2,611,899
Gentex Corp.	12,823	310,830
Gilead Sciences, Inc.	37,014	3,109,176
H&R Block, Inc.	52,317	871,078
Hilton Worldwide Holdings, Inc.	7,300	552,683
Hologic, Inc.†	55,810	2,796,081
HP, Inc.	78,092	1,211,207
Humana, Inc.	7,157	2,732,686
International Business Machines Corp.	7,848	985,395
IQVIA Holdings, Inc.†	11,445	1,631,943
j2 Global, Inc.	27,675	2,231,712
Jabil, Inc.	25,473	724,452
Johnson & Johnson	2,732	409,909
Lam Research Corp.	11,724	2,992,903
Leidos Holdings, Inc.	29,736	2,938,214
Lithia Motors, Inc., Class A	2,672	295,416
Manhattan Associates, Inc.†	32,104	2,277,458
MarketAxess Holdings, Inc.	2,882	1,311,339
MasTec, Inc.†	43,946	1,577,661
Mastercard, Inc., Class A	11,813	3,248,221
McKesson Corp.	19,025	2,687,281
Meritage Homes Corp.†	12,709	667,985
Microsoft Corp.	75,387	13,510,104
Moody’s Corp.	2,314	564,385
Morgan Stanley	44,416	1,751,323
Murphy USA, Inc.†	10,501	1,121,507
Navient Corp.	104,103	793,265
Nexstar Media Group, Inc., Class A	12,277	859,881
NRG Energy, Inc.	84,252	2,824,970
Omnicom Group, Inc.	10,073	574,463
Oracle Corp.	67,850	3,594,014
Perspecta, Inc.	46,691	1,007,125
Phillips 66	4,500	329,265
Prestige Consumer Healthcare, Inc.†	20,368	828,774
Procter & Gamble Co.	41,676	4,912,350
PulteGroup, Inc.	92,211	2,606,805
QUALCOMM, Inc.	21,701	1,707,218
Quidel Corp.†	11,913	1,655,907
Regions Financial Corp.	22,032	236,844
SBA Communications Corp.	1,569	454,884
State Street Corp.	21,593	1,361,223
Take-Two Interactive Software, Inc.†	9,979	1,207,958
Target Corp.	14,086	1,545,798
Taylor Morrison Home Corp., Class A†	35,510	516,671
Tenet Healthcare Corp.†	43,757	883,016
Tetra Tech, Inc.	3,892	292,990
TopBuild Corp.†	3,301	307,620
Tyler Technologies, Inc.†	1,160	372,000
United Rentals, Inc.†	10,497	1,348,864
UnitedHealth Group, Inc.	5,455	1,595,424
Visa, Inc., Class A	20,930	3,740,610
Voya Financial, Inc.	12,095	546,331
Washington Federal, Inc.	19,643	525,254
Western Alliance Bancorp	34,898	1,252,140
Western Union Co.	56,686	1,081,002
World Fuel Services Corp.	22,090	552,250
Xerox Holdings Corp.	39,512	722,674

XPO Logistics, Inc.†	5,021	335,102

		196,693,550

Total Long-Term Investment Securities (cost $294,720,138)		310,377,739

REPURCHASE AGREEMENTS — 1.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 04/30/2020, to be repurchased 05/01/2020 in the amount of $5,274,000 and collateralized by $5,135,000 of United States Treasury Notes, bearing interest at 2.13% due 05/15/2022 and having an approximate value of $5,383,991 (cost $5,274,000)	$5,274,000	5,274,000

TOTAL INVESTMENTS (cost $299,994,138)	100.6%	315,651,739
Liabilities in excess of other assets	(0.6)	(1,810,350)

NET ASSETS	100.0%	$313,841,389

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2020, the aggregate value of these securities was $6,427,532 representing 2.0% of net assets.

ADR — American Depositary Receipt

Industry Allocation*
Medical-Drugs	7.1%
Computers	4.7
Applications Software	4.3
E-Commerce/Products	3.6
Diversified Banking Institutions	3.1
Medical-Biomedical/Gene	3.0
Web Portals/ISP	2.9
Building-Residential/Commercial	2.9
Finance-Credit Card	2.5
Food-Misc./Diversified	2.5
Insurance-Multi-line	2.3
Banks-Commercial	2.2
Computer Services	1.9
Enterprise Software/Service	1.9
Medical Products	1.9
Semiconductor Equipment	1.8
Telephone-Integrated	1.8
Insurance-Life/Health	1.7
Repurchase Agreements	1.7
Electric-Integrated	1.6
Cosmetics & Toiletries	1.6
Real Estate Investment Trusts	1.5
Cable/Satellite TV	1.5
Medical-HMO	1.4
Internet Content-Entertainment	1.3
Cellular Telecom	1.0
Audio/Video Products	1.0
Real Estate Operations & Development	1.0
Retail-Discount	1.0
Computer Data Security	1.0
Building-Heavy Construction	0.9
Independent Power Producers	0.9
Commercial Services-Finance	0.9
Entertainment Software	0.9
Medical-Wholesale Drug Distribution	0.9
Auto/Truck Parts & Equipment-Original	0.8
Consulting Services	0.8
Building & Construction-Misc.	0.8
Retail-Restaurants	0.8
Food-Retail	0.8
Medical Information Systems	0.8
Dialysis Centers	0.8
Insurance-Reinsurance	0.8
Retail-Consumer Electronics	0.8
Tobacco	0.7
Computer Software	0.7
Dental Supplies & Equipment	0.7
Building Products-Doors & Windows	0.6
Electronic Components-Semiconductors	0.6
Building Products-Air & Heating	0.6
Networking Products	0.6
Containers-Metal/Glass	0.6
Metal-Iron	0.6
Semiconductor Components-Integrated Circuits	0.5
Diagnostic Kits	0.5
Building & Construction Products-Misc.	0.5
Investment Management/Advisor Services	0.5
Medical Labs & Testing Services	0.5
Oil Companies-Integrated	0.5
Engineering/R&D Services	0.5
Retail-Auto Parts	0.5
Oil Refining & Marketing	0.5
Import/Export	0.5
Machinery-Electrical	0.5
Brewery	0.4
Distribution/Wholesale	0.4
Banks-Fiduciary	0.4
Rental Auto/Equipment	0.4
Transport-Services	0.4
Internet Connectivity Services	0.4
Banks-Mortgage	0.4
Food-Meat Products	0.4
Airlines	0.4
Gold Mining	0.4
Electronic Components-Misc.	0.3
Lighting Products & Systems	0.3
Television	0.3
Oil Companies-Exploration & Production	0.3
Rubber & Vinyl	0.3
Chemicals-Diversified	0.3
Medical-Hospitals	0.3
Building Products-Cement	0.3
Finance-Consumer Loans	0.2
Auto-Cars/Light Trucks	0.2
Office Automation & Equipment	0.2
Beverages-Non-alcoholic	0.2
Finance-Investment Banker/Broker	0.2
Human Resources	0.2
Private Equity	0.2
Retail-Building Products	0.2
Advertising Agencies	0.2
Hotels/Motels	0.2
Retail-Petroleum Products	0.2
Savings & Loans/Thrifts	0.2
Advertising Services	0.1
Retail-Home Furnishings	0.1
Transport-Truck	0.1
Rubber/Plastic Products	0.1
Retail-Automobile	0.1
Retail-Propane Distribution	0.1
Environmental Consulting & Engineering	0.1
Textile-Products	0.1
Insurance-Property/Casualty	0.1
Transport-Rail	0.1
Finance-Mortgage Loan/Banker	0.1
Gambling (Non-Hotel)	0.1

100.6%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$212,751,126	$97,626,613	**	$—	$310,377,739
Repurchase Agreements	—	5,274,000		—	5,274,000

Total Investments at Value	$212,751,126	$102,900,613		$—	$315,651,739

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
ASSET BACKED SECURITIES — 20.0%
Diversified Financial Services — 20.0%
Academic Loan Funding Trust FRS Series 2013-1A, Class A 1.29% (1 ML+0.80%) due 12/26/2044*	$218,262	$208,899
ACRE TL 2017 LLC FRS Series 2017-A 5.25% (1 ML+4.60%) due 12/15/2020(1)(9)	1,475,000	1,475,000
Allegro CLO II-S, Ltd. FRS Series 2014-1RA, Class A2 2.71% (3 ML+1.60%) due 10/21/2028*(2)	2,477,180	2,308,504
ALM XVI, Ltd./ALM XVI LLC FRS Series 2015-16A, Class AAR2 2.12% (3 ML+0.90%) due 07/15/2027*(2)	829,155	813,222
American Homes 4 Rent Trust Series 2015-SFR1, Class A 3.47% due 04/17/2052*	908,767	937,347
American Homes 4 Rent Trust Series 2014-SFR3, Class A 3.68% due 12/17/2036*	1,356,229	1,407,712
American Homes 4 Rent Trust Series 2014-SFR2, Class A 3.79% due 10/17/2036*	907,041	941,620
American Homes 4 Rent Trust Series 2014-SFR3, Class C 4.60% due 12/17/2036*	150,000	152,664
American Homes 4 Rent Trust Series 2015-SFR1, Class E 5.64% due 04/17/2052*	370,000	373,447
American Homes 4 Rent Trust Series 2015-SFR2, Class E 6.07% due 10/17/2052*	500,000	490,185
American Homes 4 Rent Trust Series 2014-SFR2, Class E 6.23% due 10/17/2036*	150,000	147,833
American Homes 4 Rent Trust Series 2014-SFR3, Class E 6.42% due 12/17/2036*	275,000	252,563
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	750,000	760,099
AmeriCredit Automobile Receivables Trust Series 2017-1, Class B 2.30% due 02/18/2022	154,068	154,257
AmeriCredit Automobile Receivables Trust Series 2017-1, Class C 2.71% due 08/18/2022	163,000	164,165
AmeriCredit Automobile Receivables Trust Series 2017-1, Class D 3.13% due 01/18/2023	366,000	364,764
Ameriquest Mtg. Securities, Inc. FRS Series 2005-R11, Class M1 0.94% (1 ML+0.45%) due 01/25/2036	561,635	557,484
Arbor Realty Collateralized Loan Obligation, Ltd. FRS Series 2020-FL1, Class C 2.77% (1 ML+2.05%) due 02/15/2035*	1,794,500	1,528,359
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2018-FL1, Class A 1.96% (1 ML+1.15%) due 06/15/2028*	3,380,000	3,177,947
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2019-FL1, Class D 3.31% (1 ML+2.50%) due 05/15/2037*	3,147,500	2,644,155
AREIT Trust FRS Series 2019-CRE3, Class A 1.81% (1 ML+1.02%) due 09/14/2036*(3)	590,000	541,397
AREIT Trust FRS Series 2019-CRE3, Class B 2.34% (1 ML+1.55%) due 09/14/2036*(3)	2,234,000	1,852,580
AREIT Trust FRS Series 2019-CRE3, Class C 2.69% (1 ML+1.90%) due 09/14/2036*(3)	1,015,000	800,262
AREIT Trust FRS Series 2019-CRE3, Class D 3.44% (1 ML+2.65%) due 09/14/2036*(3)	884,500	612,992
Atrium XII FRS Series 12A, Class BR 2.45% (3 ML+1.35%) due 04/22/2027*(2)	2,950,000	2,787,806
B2R Mtg. Trust Series 2015-2, Class A 3.34% due 11/15/2048*	164,139	164,152
Babson CLO, Ltd. FRS Series 2013-IA, Class BR 2.39% (3 ML+1.25%) due 01/20/2028*(2)	4,300,018	4,077,677
Bancorp Commercial Mtg. Trust FRS Series 2018-CR3, Class A 1.66% (1 ML+0.85%) due 01/15/2033*(3)	218,699	205,769
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE5, Class A 1.81% (1 ML+1.00%) due 03/15/2036*(3)	1,700,124	1,618,590
Bancorp Commercial Mtg. Trust FRS Series 2018-CRE4, Class AS 1.91% (1 ML+1.10%) due 09/15/2035*(3)	1,005,000	901,349
Bancorp Commercial Mtg. Trust FRS Series 2018-CR3, Class AS 2.06% (1 ML+1.25%) due 01/15/2033*(3)	1,555,188	1,453,784
Bancorp Commercial Mtg. Trust FRS Series 2018-CRE4, Class B 2.06% (1 ML+1.25%) due 09/15/2035*(3)	905,000	776,001

Bancorp Commercial Mtg. Trust FRS Series 2019-CRE5, Class AS 2.16% (1 ML+1.35%) due 03/15/2036*(3)	621,929	581,038
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE6, Class B 2.36% (1 ML+1.55%) due 09/15/2036*(3)	3,941,902	3,657,820
Bancorp Commercial Mtg. Trust FRS Series 2017-CRE2, Class B 2.41% (1 ML+1.60%) due 08/15/2032*(3)	1,031,000	1,020,188
Bancorp Commercial Mtg. Trust FRS Series 2018-CRE4, Class D 2.91% (1 ML+2.10%) due 09/15/2035*(3)	655,000	491,873
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE6, Class D 3.11% (1 ML+2.30%) due 09/15/2036*(3)	270,000	227,106
Bancorp Commercial Mtg. Trust FRS Series 2018-CR3, Class D 3.51% (1 ML+2.70%) due 01/15/2033*(3)	716,847	634,677
BANK Series 2019-BN24, Class A3 2.96% due 11/15/2062(3)	413,810	439,096
BANK Series 2019-BN17, Class A4 3.71% due 04/15/2052(3)	2,608,000	2,882,208
Barclays Commercial Mtg. Trust Series 2019-C5, Class A4 3.06% due 11/15/2052(3)	1,315,000	1,405,070
BDS, Ltd. FRS Series 2018-F12, Class A 1.70% (1 ML+0.95%) due 08/15/2035*(3)	1,116,107	1,056,382
BDS, Ltd. FRS Series 2019-FL4, Class A 1.91% (1 ML+1.10%) due 08/15/2036*	2,333,000	2,038,466
Bear Stearns ARM Trust VRS Series 2003-5, Class 2A1 4.19% due 08/25/2033(1)(4)	130,008	122,360
Benchmark Mtg. Trust Series 2019-B10, Class A4 3.72% due 03/15/2062(3)	4,206,000	4,700,490
Blackstone Mtg. Trust, Inc. FRS Series 2020-FL2, Class B 2.15% (1 ML+1.40%) due 02/16/2037*(3)	875,000	804,974
Blackstone Mtg. Trust, Inc. FRS Series 2017-FL1, Class D 3.45% (1 ML+2.70%) due 06/15/2035*(3)	730,000	598,910
BSPRT Issuer, Ltd. FRS Series 2019-FL5, Class C 2.81% (1 ML+2.00%) due 05/15/2029*	1,485,000	1,205,481
Business Jet Securities LLC Series 2019-1, Class A 4.21% due 07/15/2034*	1,989,951	1,714,721
Business Jet Securities LLC Series 2018-1, Class A 4.34% due 02/15/2033*	2,577,610	2,226,353
Business Jet Securities LLC Series 2018-2, Class A 4.45% due 06/15/2033*	919,017	778,179
Cabela’s Master Credit Card Trust Series 2015-2, Class A1 2.25% due 07/17/2023	278,000	278,799
Camillo Issuer LLC Series 2016-SFR, Class 1A1 5.00% due 12/05/2023*(9)	1,393,444	1,390,393
Cantor Commercial Real Estate Lending Series 2019-CF2, Class A5 2.87% due 11/15/2052(3)	3,173,122	3,296,073
Capital Auto Receivables Asset Trust Series 2018-1, Class A3 2.79% due 01/20/2022*	714,144	715,780
Carvana Auto Receivables Trust Series 2019-2A, Class C 3.00% due 06/17/2024*	2,000,000	1,939,424
Carvana Auto Receivables Trust Series 2019-3A, Class D 3.04% due 04/15/2025*	2,240,000	1,947,288
CAUTO Series 2020-1A, Class A4 3.19% due 02/15/2050*	1,187,213	1,141,261
Chesapeake Funding II LLC Series 2017-4A, Class A1 2.12% due 11/15/2029*	987,747	978,062
Chesapeake Funding II LLC Series 2018-1A, Class A1 3.04% due 04/15/2030*	1,364,265	1,360,901
Citigroup Commercial Mtg. Trust Series 2020-GC46, Class A5 2.72% due 02/15/2053(3)	2,780,000	2,899,393
Citigroup Commercial Mtg. Trust Series 2019-C7, Class A4 3.10% due 12/15/2072(3)	380,000	407,174
Citigroup Commercial Mtg. Trust VRS Series 2016-P6, Class A5 3.72% due 12/10/2049(3)(4)	843,000	908,237
CLNC, Ltd. FRS Series 2019-FL1, Class B 2.62% (1 ML+1.90%) due 08/20/2035*	910,000	765,237
CLNC, Ltd. FRS Series 2019-FL1, Class C 3.12% (1 ML+2.40%) due 08/20/2035*	1,480,000	1,156,144

Colony American Finance, Ltd. Series 2016-2, Class A 2.55% due 11/15/2048*	289,733	289,330
COMM Mtg. Trust Series 2020-CBM, Class A2 2.90% due 02/10/2037*(3)	1,950,000	1,744,333
COMM Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(3)	5,000,000	5,230,315
COMM Mtg. Trust Series 2015-DC1, Class A5 3.35% due 02/10/2048(3)	5,000,000	5,145,258
COMM Mtg. Trust Series 2017-COR2, Class A3 3.51% due 09/10/2050(3)	5,110,000	5,472,038
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(3)	770,833	828,620
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(3)	2,496,639	2,680,612
COMM Mtg. Trust Series 2015-CR25, Class A4 3.76% due 08/10/2048(3)	625,000	665,996
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(3)	1,137,175	1,202,204
COMM Mtg. Trust VRS Series 2018-HOME, Class A 3.94% due 04/10/2033*(3)(4)	1,790,000	1,958,816
Corevest American Finance Trust Series 2019-3, Class A 2.71% due 10/15/2052*	1,138,151	1,103,464
Corevest American Finance Trust Series 2019-3, Class B 3.16% due 10/15/2052*	1,900,000	1,545,842
Corevest American Finance Trust Series 2019-1, Class B 3.88% due 03/15/2052*	1,025,000	910,566
CPS Auto Receivables Trust Series 2017-C, Class C 2.86% due 06/15/2023*	437,265	437,394
CPS Auto Receivables Trust Series 2019-B, Class B 3.09% due 04/17/2023*	1,030,000	1,030,044
CPS Auto Receivables Trust Series 2017-C, Class D 3.79% due 06/15/2023*	495,000	492,277
CPS Auto Receivables Trust Series 2015-A, Class C 4.00% due 02/16/2021*	9,694	9,700
CPS Auto Receivables Trust Series 2015-B, Class C 4.20% due 05/17/2021*	145,515	145,766
CPS Auto Receivables Trust Series 2015-C, Class D 4.63% due 08/16/2021*	261,551	262,426
Credit Acceptance Auto Loan Trust Series 2020-1A, Class B 2.39% due 04/16/2029*	1,565,000	1,415,534
Credit Acceptance Auto Loan Trust Series 2018-1A, Class A 3.01% due 02/16/2027*	499,503	500,746
Credit Acceptance Auto Loan Trust Series 2017-2A, Class B 3.02% due 04/15/2026*	1,575,000	1,575,249
Credit Acceptance Auto Loan Trust Series 2017-1A, Class B 3.04% due 12/15/2025*	946	947
Credit Acceptance Auto Loan Trust Series 2017-2A, Class C 3.35% due 06/15/2026*	250,000	249,998
Credit Acceptance Auto Loan Trust Series 2017-1A, Class C 3.48% due 02/17/2026*	250,000	250,102
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2004-AR2, Class 2A1 3.87% due 03/25/2034(1)(4)	352,599	334,220
CSMA Series 2019-1, Class A 2.00% due 04/25/2023(1)(9)	1,531,521	1,485,575
Cutwater, Ltd. FRS Series 2015-1A, Class BR 3.02% (3 ML+1.80%) due 01/15/2029*(2)	4,810,000	4,464,031
Cutwater, Ltd. FRS Series 2014-1A, Class BR 3.62% (3 ML+2.40%) due 07/15/2026*(2)	1,155,000	1,070,181
DBWF Mtg. Trust Series 2015-LCM, Class A1 3.00% due 06/10/2034*(3)	910,690	886,671
DBWF Mtg. Trust VRS Series 2015-LCM, Class A2 3.54% due 06/10/2034*(3)(4)	1,000,000	956,064
Diamond Resorts Owner Trust Series 2017-1A, Class A 3.27% due 10/22/2029*	289,434	282,551
Diamond Resorts Owner Trust Series 2018-1, Class A 3.70% due 01/21/2031*	581,437	568,293
Drive Auto Receivables Trust Series 2017-3, Class D 3.53% due 12/15/2023*	2,538,445	2,542,279
Drive Auto Receivables Trust Series 2018-4, Class C 3.66% due 11/15/2024	1,495,000	1,498,098
Drive Auto Receivables Trust Series 2018-3, Class C 3.72% due 09/16/2024	1,133,863	1,140,405
Drive Auto Receivables Trust Series 2017-1, Class D 3.84% due 03/15/2023	708,864	716,743
Drive Auto Receivables Trust Series 2019-1, Class D 4.09% due 06/15/2026	510,000	500,979

Drive Auto Receivables Trust Series 2017-AA, Class D 4.16% due 05/15/2024*	410,010	413,094
Drive Auto Receivables Trust Series 2016-CA, Class D 4.18% due 03/15/2024*	576,535	579,792
Dryden 55 CLO, Ltd. FRS Series 2018-55A, Class B 2.77% (3 ML+1.55%) due 04/15/2031*(2)	5,500,000	5,174,730
DSLA Mtg. Loan Trust FRS Series 2004-AR3, Class 2A2A 1.46% (1 ML+0.74%) due 07/19/2044(1)	832,597	719,275
DT Auto Owner Trust Series 2019-4A, Class C 2.73% due 07/15/2025*	1,571,000	1,533,340
DT Auto Owner Trust Series 2019-2A, Class C 3.18% due 02/18/2025*	1,515,000	1,504,294
DT Auto Owner Trust Series 2018-1A, Class C 3.47% due 12/15/2023*	410,565	410,663
DT Auto Owner Trust Series 2017-1A, Class D 3.55% due 11/15/2022*	217,136	217,423
DT Auto Owner Trust Series 2017-3A, Class D 3.58% due 05/15/2023*	332,498	332,742
DT Auto Owner Trust Series 2018-2A, Class C 3.67% due 03/15/2024*	1,554,503	1,556,170
DT Auto Owner Trust Series 2016-4A, Class D 3.77% due 10/17/2022*	142,553	142,774
DT Auto Owner Trust Series 2018-1A, Class D 3.81% due 12/15/2023*	496,000	497,862
DT Auto Owner Trust Series 2017, Class B 5.84% due 12/16/2022(9)	800,000	800,877
Engs Commercial Finance Trust Series 2016-1A, Class A2 2.63% due 02/22/2022*	11,499	11,500
Exantas Capital Corp., Ltd. FRS Series 2018-RSO6, Class B 1.90% (1 ML+1.15%) due 06/15/2035*(3)	910,000	879,021
Exantas Capital Corp., Ltd. FRS Series 2019-RSO7, Class B 2.45% (1 ML+1.70%) due 04/15/2036*(3)	1,233,000	1,048,893
Exeter Automobile Receivables Trust Series 2020-1A, Class C 2.49% due 01/15/2025*	935,000	900,154
Exeter Automobile Receivables Trust Series 2019-3A, Class D 3.11% due 08/15/2025*	1,650,000	1,540,772
Exeter Automobile Receivables Trust Series 2018-4A, Class B 3.64% due 11/15/2022*	367,824	368,448
Exeter Automobile Receivables Trust Series 2017-3A, Class C 3.68% due 07/17/2023*	1,041,000	1,037,034
Exeter Automobile Receivables Trust Series 2017-1A, Class C 3.95% due 12/15/2022*	188,456	183,336
First Investors Auto Owner Trust Series 2017-2A, Class C 3.00% due 08/15/2023*	1,100,000	1,098,059
Flagship Credit Auto Trust Series 2016-4, Class C 2.71% due 11/15/2022*	367,996	368,538
Flagship Credit Auto Trust Series 2019-4, Class D 3.12% due 01/15/2026*	1,900,000	1,853,562
Flagship Credit Auto Trust Series 2015-3, Class C 4.65% due 03/15/2022*	122,508	123,079
Flatiron CLO, Ltd. FRS Series 2015-1A, Class BR 2.62% (3 ML+1.40%) due 04/15/2027*(2)	4,102,328	3,945,106
Flatiron CLO, Ltd. FRS Series 2015-1A, Class CR 3.12% (3 ML+1.90%) due 04/15/2027*(2)	760,000	707,601
FORT CRE LLC FRS Series 2018-1A, Class A1 1.97% (1 ML+1.35%) due 11/16/2035*	2,787,500	2,600,804
FORT CRE LLC FRS Series 2018-1A, Class C 3.45% (1 ML+2.83%) due 11/16/2035*	2,370,000	2,068,529
Foundation Finance Trust Series 2019-1A, Class A 3.86% due 11/15/2034*	561,494	553,792
FREED ABS Trust Series 2019-2, Class A 2.62% due 11/18/2026*	658,444	644,976
FREED ABS Trust Series 2018-1, Class A 3.61% due 07/18/2024*	134,457	133,352
FREED ABS Trust Series 2018-2, Class A 3.99% due 10/20/2025*	395,456	391,686
FTF Funding II LLC Series 2019-1, Class A 8.00% due 08/15/2020(9)	1,727,114	1,728,111
Galaxy CLO, Ltd. FRS Series 2018-29A, Class B 3.09% (3 ML+1.40%) due 11/15/2026*(2)	1,287,655	1,212,529
Galaxy XXIX CLO, Ltd. FRS Series 2018-29A, Class A 2.48% (3 ML+0.79%) due 11/15/2026*(2)	2,360,091	2,304,763

GLS Auto Receivables Issuer Trust Series 2020-1A, Class A 2.17% due 02/15/2024*	1,084,789	1,070,840
GLS Auto Receivables Trust Series 2016-1A, Class C 6.90% due 10/15/2021*	164,513	165,660
GMF Floorplan Owner Revolving Trust Series 2017-2, Class C 2.63% due 07/15/2022*	1,513,000	1,503,119
GoodGreen Trust Series 2019-2A, Class A 2.76% due 10/15/2054*	1,047,896	1,016,003
GoodGreen Trust Series 2017-2A, Class A 3.26% due 10/15/2053*	807,695	817,766
GoodGreen Trust Series 2017-1A, Class A 3.74% due 10/15/2052*	171,584	176,670
GoodGreen Trust Series 2017-R1, Class 5.00% due 10/20/2051*	1,368,056	1,351,402
GPMT, Inc. FRS Series 2018-FL1, Class A 1.57% (1 ML+0.90%) due 11/21/2035*(3)	545,785	539,121
Grand Avenue CRE FRS Series 2019-FL1, Class A 1.93% (1 ML+1.12%) due 06/15/2037*	2,374,000	2,278,188
GS Mtg. Securities Trust Series 2020-GC45, Class A5 2.91% due 02/13/2053(3)	1,993,464	2,112,524
GS Mtg. Securities Trust Series 2019-GSA1, Class A4 3.05% due 11/10/2052(3)	4,864,294	5,146,582
GS Mtg. Securities Trust Series 2015-GC30, Class A4 3.38% due 05/10/2050(3)	2,766,411	2,916,714
GSR Mtg. Loan Trust FRS Series 2005-7F, Class 3A1 0.99% (1 ML+0.50%) due 09/25/2035(1)	5,506	5,042
Harbourview CLO VII, Ltd. FRS Series 7RA, Class B 2.84% (3 ML+1.70%) due 07/18/2031*(2)	2,865,000	2,631,938
Headlands Residential LLC Series 2017-RPL1, Class A 3.88% due 08/25/2022*(1)(5)	1,400,000	1,411,480
Headlands Residential LLC Series 2019-RPL1, Class NOTE 3.97% due 06/25/2024*(1)(5)	1,800,000	1,620,191
Headlands Residential LLC Series 2018-RPL1, Class A 4.25% due 06/25/2023*(1)(5)	1,790,000	1,796,664
HERO Funding Trust Series 2016-3A, Class A1 3.08% due 09/20/2042*	211,889	214,205
HERO Funding Trust Series 2017-3A, Class A2 3.95% due 09/20/2048*	697,021	717,338
HERO Funding Trust Series 2017-1A, Class A2 4.46% due 09/20/2047*	552,410	599,892
Hilton Grand Vacations Trust Series 2017-AA, Class A 2.66% due 12/26/2028*	140,449	135,002
Hunt CRE, Ltd. FRS Series 2018-FL2, Class AS 2.26% (1 ML+1.45%) due 08/15/2028*	351,000	274,627
Hunt CRE, Ltd. FRS Series 2018-FL2, Class B 2.46% (1 ML+1.65%) due 08/15/2028*	722,500	629,032
Hunt CRE, Ltd. FRS Series 2018-FL2, Class C 3.16% (1 ML+2.35%) due 08/15/2028*	238,500	205,102
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(3)	1,180,000	1,193,354
IndyMac INDX Mtg. Loan Trust VRS Series 2005-AR1, Class 1A1 3.53% due 03/25/2035(1)(4)	124,537	116,420
Invitation Homes Trust FRS Series 2017-SFR, Class A 1.60% (1 ML+0.85%) due 12/17/2036*	495,067	478,634
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(3)	4,694,676	4,934,733
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(3)	5,000,000	5,280,612
JPMCC Commercial Mtg. Securities Trust Series 2017-JP7, Class A5 3.45% due 09/15/2050(3)	2,847,257	3,078,262
JPMorgan Mtg. Trust VRS Series 2003-A1, Class 1A1 3.38% due 10/25/2033(1)(4)	410,679	384,991
Kabbage Funding LLC Series 2019-1, Class A 3.83% due 03/15/2024*(9)	2,880,000	2,642,400
Kabbage Funding LLC Series 2019-1, Class B 4.07% due 03/15/2024*(9)	1,420,000	1,207,000
KREF, Ltd. FRS Series 2018-FL1, Class C 2.75% (1 ML+2.00%) due 06/15/2036*	2,332,500	2,006,631

Lendingpoint Asset Securitization Trust Series 2019-2, Class A 3.07% due 11/10/2025*	1,408,494	1,383,055
LHOME Mtg. Trust Series 2019-RTL2, Class A1 3.84% due 03/25/2024*(1)	1,030,000	961,998
LHOME Mtg. Trust Series 2019-RTL3, Class A1 3.87% due 07/25/2024*(1)	1,900,000	1,760,314
LL ABS Trust Series 2019-1A, Class A 2.87% due 03/15/2027*	795,131	778,835
LoanCore Issuer, Ltd. FRS Series 2019-CRE3, Class AS 2.18% (1 ML+1.37%) due 04/15/2034*(3)	729,500	655,853
LoanCore Issuer, Ltd. FRS Series 2018-CRE1, Class AS 2.31% (1 ML+1.50%) due 05/15/2028*	3,895,000	3,522,794
LoanCore Issuer, Ltd. FRS Series 2019-CRE3, Class B 2.41% (1 ML+1.60%) due 04/15/2034*(3)	938,500	803,551
LoanCore Issuer, Ltd. FRS Series 2019-CRE3, Class C 2.76% (1 ML+1.95%) due 04/15/2034*(3)	883,500	721,507
LoanCore Issuer, Ltd. FRS Series 2019-CRE2, Class D 3.26% (1 ML+2.45%) due 05/15/2036*	501,000	322,820
LoanCore Issuer, Ltd. FRS Series 2018-CRE1, Class C 3.36% (1 ML+2.55%) due 05/15/2028*	1,025,000	902,279
Loomis Sayles CLO II, Ltd. FRS Series 2015-2A, Class A1R 2.12% (3 ML+0.90%) due 04/15/2028*(2)	2,482,317	2,370,613
LV Tower 52 Series 2013-1, Class A 5.75% due 02/15/2023*(9)	1,269,602	1,280,508
Mariner Finance Issuance Trust Series 2019-AA, Class B 3.51% due 07/20/2032*	1,075,000	883,423
Merrill Lynch Mtg. Investors Trust FRS Series 2003-F, Class A1 1.13% (1 ML+0.64%) due 10/25/2028(1)	367,950	344,244
Merrill Lynch Mtg. Investors Trust FRS Series 2003-G, Class A2 2.57% (6 ML+0.68%) due 01/25/2029(1)	734,506	699,924
MF1, Ltd. FRS Series 2019-FL2, Class AS 1.92% (1 ML+1.43%) due 12/25/2034*(3)	5,380,000	4,872,617
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class A4 3.34% due 03/15/2048(3)	1,207,415	1,249,704
MRCD Mtg. Trust Series 2019-PARK, Class A 2.72% due 12/15/2036*(3)	1,920,000	1,930,563
MRCD Mtg. Trust Series 2019-PARK, Class D 2.72% due 12/15/2036*(3)	1,242,000	1,170,175
Navistar Financial Dealer Note Master Owner Trust II FRS Series 2019-1, Class A 1.13% (1 ML+0.64%) due 05/25/2024*	2,778,000	2,720,970
Neuberger Berman CLO XVI-S, Ltd. FRS Series 2017-16SA, Class B 2.47% (3 ML+1.25%) due 01/15/2028*(2)	1,920,000	1,800,975
NextGear Floorplan Master Owner Trust Series 2019-2A, Class A2 2.07% due 10/15/2024*	1,175,000	1,133,347
NextGear Floorplan Master Owner Trust Series 2018-1A, Class A2 3.22% due 02/15/2023*	1,360,000	1,359,281
OCP CLO, Ltd. FRS Series 2015-9A, Class A2R 2.57% (3 ML+1.35%) due 07/15/2027*(2)	2,490,000	2,368,697
OL SP LLC Series 2018, Class A 4.16% due 02/09/2030	1,031,660	1,010,135
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A 3.50% due 04/18/2022*	516,000	516,008
Oportun Funding IX LLC Series 2018-B, Class A 3.91% due 07/08/2024*	1,941,000	1,803,879
Oportun Funding VII LLC Series 2017-B, Class A 3.22% due 10/10/2023*	383,000	372,466
Oportun Funding VIII LLC Series 2018-A, Class A 3.61% due 03/08/2024*	1,012,000	945,043
Oportun Funding X LLC Series 2018-C, Class A 4.10% due 10/08/2024*	2,653,000	2,454,424
P4 SFR Holdco LLC Series 2019-STL, Class A 7.25% due 10/11/2026(9)	1,100,000	1,100,000

Palmer Square Loan Funding, Ltd. FRS Series 2020-1A, Class A2 3.03% (3 ML+1.35%) due 02/20/2028*(2)	1,890,000	1,787,726
Palmer Square Loan Funding, Ltd. FRS Series 2020-1A, Class B 3.58% (3 ML+1.90%) due 02/20/2028*(2)	1,671,732	1,548,330
Parallel, Ltd. FRS Series 2015-1A, Class 1R 2.89% (3 ML+1.75%) due 07/20/2027*(2)	680,000	618,036
Parallel, Ltd. FRS Series 2015-1A, Class 2R 2.89% (3 ML+1.75%) due 07/20/2027*(2)	730,000	665,765
Progress Residential Trust Series 2018-SFR2, Class E 4.66% due 08/17/2035*	1,002,000	919,630
Purchasing Power Funding LLC Series 2018-A, Class A 3.34% due 08/15/2022*	2,159,868	2,159,868
Race Point VIII CLO, Ltd. FRS Series 2013-8A, Class AR2 2.73% (3 ML+1.04%) due 02/20/2030*(2)	1,898,992	1,817,263
Regional Mgmt. Issuance Trust Series 2019-1, Class B 3.43% due 11/15/2028*	2,000,000	1,673,867
Renew Financial Series 2017-1A, Class A 3.67% due 09/20/2052*	227,179	241,863
Rice Park Financing Trust Series 2016-A, Class A 4.63% due 10/31/2041*	738,576	767,804
Santander Retail Auto Lease Trust Series 2020-A, Class C 2.08% due 03/20/2024*	1,154,000	1,078,664
Santander Retail Auto Lease Trust Series 2018-A, Class A3 2.93% due 05/20/2021*	490,646	491,843
Santander Retail Auto Lease Trust Series 2019-A, Class B 3.01% due 05/22/2023*	1,442,000	1,451,466
Securitized Term Auto Loan Receivables Trust Series 2019-CRTA, Class B 2.45% due 03/25/2026*	912,823	914,466
Securitized Term Auto Loan Receivables Trust Series 2019-CRTA, Class C 2.85% due 03/25/2026*	1,087,534	1,089,485
Sequoia Mtg. Trust FRS Series 2004-9, Class A1 1.40% (1 ML+0.68%) due 10/20/2034(1)	726,681	655,619
Sequoia Mtg. Trust FRS Series 2003-1, Class 1A 1.48% (1 ML+0.76%) due 04/20/2033(1)	696,452	647,411
Shelter Growth Capital Partners FRS Series 2018-FL1, Class B 2.31% (1 ML+1.50%) due 01/15/2035*(3)	900,303	880,968
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*	23,718	23,537
Sonoran Auto Receivables Trust Series 2017-1 4.75% due 07/15/2024(1)(9)	1,482,841	1,469,940
Sonoran Auto Receivables Trust Series 2018-1 4.75% due 06/15/2025(1)(9)	1,029,134	1,021,416
Structured Asset Mtg. Investments II Trust FRS Series 2005-AR5, Class A3 0.97% (1 ML+0.25%) due 07/19/2035(1)	388,016	352,005
Synchrony Card Funding LLC Series 2019-A2, Class A 2.34% due 06/15/2025	2,300,000	2,302,259
Synchrony Card Funding LLC Series 2019-A1, Class A 2.95% due 03/15/2025	2,373,000	2,393,173
Synchrony Card Issuance Trust Series 2018-A1, Class A1 3.38% due 09/15/2024	1,200,000	1,231,032
THL Credit Wind River CLO, Ltd. FRS Series 2015-2A, Class CR 2.92% (3 ML+1.70%) due 10/15/2027*(2)	435,000	398,021
THL Credit Wind River CLO, Ltd. FRS Series 2012-1A, Class CR2 3.27% (3 ML+2.05%) due 01/15/2026*(2)	2,311,210	2,179,291
Thornburg Mtg. Securities Trust VRS Series 2004-4, Class 3A 3.49% due 12/25/2044(1)(4)	98,836	92,956
TICP CLO I-2, Ltd. FRS Series 2018-IA, Class A2 2.49% (3 ML+1.50%) due 04/26/2028*(2)	2,991,269	2,806,788
Toorak Mtg. Corp., Ltd. Series 2019-2, Class A1 3.72% due 09/25/2022(1)(5)	1,333,000	1,209,657
Tricolor Auto Securitization Trust Series 2018-1A, Class A 5.05% due 12/15/2020*	223,447	219,359
Tricon American Homes Trust Series 2016-SFR1, Class A 2.59% due 11/17/2033*	477,913	478,929
Tricon American Homes Trust Series 2019-SFR1, Class D 3.20% due 03/17/2038*	1,657,000	1,475,938

TVC Mtg. Trust Series 2020-RTL1, Class A1 3.47% due 09/25/2024*(1)	2,300,000	1,865,193
UBS Commercial Mtg. Trust Series 2019-C17, Class A4 2.92% due 10/15/2052(3)	5,905,370	6,033,505
UBS Commercial Mtg. Trust Series 2018-C8, Class A4 3.98% due 02/15/2051(3)	2,736,930	2,972,224
Upgrade Receivables Trust Series 2018-1A, Class A 3.76% due 11/15/2024*	27,752	27,707
US Auto Funding LLC Series 2019-1A, Class B 3.99% due 12/15/2022*	1,700,000	1,588,567
US Auto Funding LLC Series 2018-1A, Class A 5.50% due 07/15/2023*	549,241	551,448
Vericrest Opportunity Loan Trust Series 2020-NPL2, Class A1A 2.98% due 02/25/2050*(5)	1,508,033	1,359,258
Vericrest Opportunity Loan Trust Series 2019-NPL7, Class A1A 3.18% due 10/25/2049*(5)	818,419	710,048
Vericrest Opportunity Loan Trust Series 2019-NPL8, Class A1A 3.28% due 11/25/2049*(5)	1,289,155	1,131,908
Verizon Owner Trust Series 2017-2A, Class A 1.92% due 12/20/2021*	221,641	221,805
Verizon Owner Trust Series 2017-3A, Class A1A 2.06% due 04/20/2022*	543,745	545,022
Verizon Owner Trust Series 2018-1A, Class A1A 2.82% due 09/20/2022*	2,297,010	2,315,235
Veros Automobile Receivables Trust Series 2020-1, Class A 1.67% due 09/15/2023*	2,278,920	2,258,866
Veros Automobile Receivables Trust Series 2018-1, Class B 4.05% due 02/15/2024*	1,800,000	1,803,672
VM DEBT LLC 7.50% due 06/15/2024(9)	1,400,000	1,313,699
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(5)	592,080	547,217
VOLT LXXX LLC Series 2019-NPL6, Class A1B 4.09% due 10/25/2049*(5)	1,950,000	1,449,895
VOLT LXXXIII LLC Series 2019-NPL9, Class A1A 3.33% due 11/26/2049*(5)	1,403,887	1,265,530
VOLT LXXXV LLC Series 2020-NPL1, Class A1A 3.23% due 01/25/2050*(5)	1,235,440	1,129,410
VOLT LXXXVII LLC Series 2020-NPL3, Class A1A 2.98% due 02/25/2050*(5)	1,507,795	1,331,315
VOLT LXXXVIII LLC Series 2020-NPLS, Class A1 2.98% due 03/25/2050*(5)	1,748,445	1,572,047
Voya, Ltd. CLO FRS Series 2012-4A, Class A2AR 3.12% (3 ML+1.90%) due 10/15/2030*(2)	930,000	890,203
VSE VOI Mtg. LLC Series 2018-A, Class A 3.56% due 02/20/2036*	445,134	432,557
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR6, Class 2A1A 0.95% (1 ML+0.46%) due 04/25/2045(1)	43,808	40,851
Wells Fargo Commercial Mtg. Trust Series 2019-C53, Class A4 3.04% due 10/15/2052(3)	4,885,325	5,193,308
Wells Fargo Commercial Mtg. Trust Series 2016-C34, Class A4 3.10% due 06/15/2049(3)	1,100,000	1,144,340
Wells Fargo Commercial Mtg. Trust Series 2019-C54, Class A4 3.15% due 12/15/2052(3)	2,412,000	2,571,575
Wells Fargo Commercial Mtg. Trust Series 2017-C42, Class A4 3.59% due 12/15/2050(3)	1,910,000	2,061,190
Wells Fargo Commercial Mtg. Trust Series 2016-LC25, Class A4 3.64% due 12/15/2059(3)	5,195,581	5,617,571
Wells Fargo Commercial Mtg. Trust Series 2015-C30, Class A4 3.66% due 09/15/2058(3)	729,000	767,609
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(3)	5,000,000	5,246,642
Wells Fargo Commercial Mtg. Trust Series 2018-C46, Class A4 4.15% due 08/15/2051(3)	690,000	767,943
West CLO, Ltd. FRS Series 2014-1A, Class A2R 2.49% (3 ML+1.35%) due 07/18/2026*(2)	3,146,734	3,081,317
West CLO, Ltd. FRS Series 2014-1A, Class CR 4.14% (3 ML+3.00%) due 07/18/2026*(2)	650,000	609,886
Westgate Resorts LLC Series 2017-1A, Class A 3.05% due 12/20/2030*	165,208	159,764
World Financial Network Credit Card Master Trust Series 2019-A, Class A 3.14% due 12/15/2025	1,090,000	1,117,756

World Omni Automobile Lease Securitization Trust Series 2018-A, Class A3 2.83% due 07/15/2021	537,602	538,362

Total Asset Backed Securities (cost $380,857,078)		365,759,452

U.S. CORPORATE BONDS & NOTES — 28.8%
Aerospace/Defense — 0.5%
Boeing Co. Senior Notes 4.51% due 05/01/2023	970,000	970,000
Boeing Co. Senior Notes 4.88% due 05/01/2025	265,000	265,000
Boeing Co. Senior Notes 5.15% due 05/01/2030	415,000	415,000
Boeing Co. Senior Bonds 5.81% due 05/01/2050	2,318,000	2,318,000
Lockheed Martin Corp. Senior Notes 3.10% due 01/15/2023	104,000	109,739
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	300,000	374,622
Northrop Grumman Corp. Senior Notes 3.20% due 02/01/2027	223,000	240,886
Northrop Grumman Corp. Senior Notes 3.25% due 01/15/2028	100,000	108,578
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	51,000	59,532
Rockwell Collins, Inc. Senior Notes 3.20% due 03/15/2024	105,000	111,420
Rockwell Collins, Inc. Senior Notes 4.35% due 04/15/2047	50,000	60,433
United Technologies Corp. Senior Notes 3.75% due 11/01/2046	225,000	265,257
United Technologies Corp. Senior Notes 4.05% due 05/04/2047	1,533,000	1,876,784
United Technologies Corp. Senior Notes 4.13% due 11/16/2028	950,000	1,102,609
United Technologies Corp. Senior Notes 4.15% due 05/15/2045	296,000	361,981
United Technologies Corp. Senior Notes 4.50% due 06/01/2042	225,000	286,109

		8,925,950

Aerospace/Defense-Equipment — 0.2%
Harris Corp. Senior Notes 3.83% due 04/27/2025	100,000	107,463
Harris Corp. Senior Notes 4.85% due 04/27/2035	200,000	247,433
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	2,853,000	2,635,459

		2,990,355

Agricultural Operations — 0.0%
Bunge, Ltd. Finance Corp. Company Guar. Notes 3.50% due 11/24/2020	122,000	122,652
Cargill, Inc. Senior Notes 2.13% due 04/23/2030*	638,000	646,983
Cargill, Inc. Senior Notes 3.25% due 03/01/2023*	45,000	47,187

		816,822

Airlines — 0.2%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	242,190	215,976
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.65% due 12/15/2029	49,561	37,810
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.65% due 08/15/2030	172,205	154,940
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-2, Class B 3.70% due 04/15/2027	449,952	304,305
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	245,551	201,083
American Airlines Pass-Through Trust Pass-Through Certs. Series 2013-2, Class A 4.95% due 07/15/2024	94,363	83,594
Continental Airlines Pass-Through Trust Pass Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	84,988	74,917
Continental Airlines Pass-Through Trust Pass-Through Certs. Series 2012-1, Class A 4.15% due 10/11/2025	393,281	354,858

Spirit Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.38% due 08/15/2031	191,729	163,708
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-2, Class AA 2.70% due 11/01/2033	596,000	524,298
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	510,366	448,808
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 3.65% due 07/07/2027	190,602	137,299
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 4.00% due 10/11/2027	270,697	233,252
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 4.15% due 02/25/2033	497,745	442,236
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class A 4.55% due 02/25/2033	444,730	340,722
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class B 4.60% due 09/01/2027	123,704	89,618

		3,807,424

Applications Software — 0.4%
Microsoft Corp. Senior Notes 2.00% due 08/08/2023	3,193,000	3,331,093
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	200,000	215,861
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	137,000	163,153
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	110,000	144,626
Microsoft Corp. Senior Notes 4.00% due 02/12/2055	263,000	345,921
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	2,561,000	3,191,062
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	154,000	196,167
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	510,000	522,750

		8,110,633

Auto-Cars/Light Trucks — 0.2%
American Honda Finance Corp. Senior Notes 2.45% due 09/24/2020	165,000	165,495
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	523,000	474,969
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 04/09/2025	843,000	798,501
Volkswagen Group of America Finance LLC Company Guar. Notes 3.20% due 09/26/2026*	1,851,000	1,849,536

		3,288,501

Auto-Heavy Duty Trucks — 0.2%
Allison Transmission, Inc. Senior Notes 4.75% due 10/01/2027*	3,010,000	2,799,300

Banks-Commercial — 0.6%
BB&T Corp. Senior Notes 2.63% due 06/29/2020	250,000	250,261
Citizens Bank NA Senior Notes 3.70% due 03/29/2023	340,000	356,213
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	47,000	47,328
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025	94,000	100,953
Compass Bank Senior Notes 2.88% due 06/29/2022	4,211,000	4,232,338
Discover Bank Senior Notes 4.20% due 08/08/2023	475,000	495,260
PNC Bank NA Senior Notes 3.10% due 10/25/2027	3,099,000	3,316,600
Regions Financial Corp. Senior Notes 2.75% due 08/14/2022	108,000	109,827
Regions Financial Corp. Senior Notes 3.80% due 08/14/2023	106,000	111,911
SunTrust Banks, Inc. Senior Notes 2.70% due 01/27/2022	102,000	104,243
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	103,000	104,420
SunTrust Banks, Inc. Sub. Notes 3.30% due 05/15/2026	200,000	212,824

SunTrust Banks, Inc. Senior Notes 4.00% due 05/01/2025	53,000	58,381
Truist Bank Sub. Notes 2.25% due 03/11/2030	466,000	453,496

		9,954,055

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.60% due 02/07/2022	100,000	102,727
Bank of New York Mellon Corp. Senior Notes 2.66% due 05/16/2023	120,000	123,279
Bank of New York Mellon Corp. Senior Notes 3.25% due 09/11/2024	720,000	768,800
Northern Trust Corp. Senior Notes 1.95% due 05/01/2030	830,000	829,541
Northern Trust Corp. Sub. Notes 3.38% due 05/08/2032	105,000	110,165
State Street Corp. Sub. Notes 3.10% due 05/15/2023	540,000	564,880

		2,499,392

Banks-Super Regional — 1.1%
Fifth Third Bancorp Senior Notes 3.95% due 03/14/2028	250,000	283,958
KeyCorp. Senior Notes 4.15% due 10/29/2025	75,000	82,777
PNC Financial Services Group, Inc. Senior Notes 2.55% due 01/22/2030	3,740,000	3,827,258
US Bancorp Senior Notes 2.35% due 01/29/2021	300,000	302,506
Wells Fargo & Co. Senior Notes 2.19% due 04/30/2026	335,000	337,160
Wells Fargo & Co. Senior Notes 2.57% due 02/11/2031	3,408,000	3,383,585
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	1,052,000	1,077,912
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	4,634,000	4,596,649
Wells Fargo & Co. Senior Notes 3.20% due 06/17/2027	640,000	676,705
Wells Fargo & Co. Senior Notes 3.30% due 09/09/2024	1,440,000	1,531,028
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	200,000	216,008
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	544,000	587,657
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	131,000	147,629
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	144,000	170,716
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	112,000	134,360
Wells Fargo & Co. Senior Notes 5.01% due 04/04/2051	2,695,000	3,538,097

		20,894,005

Beverages-Non-alcoholic — 0.2%
Dr. Pepper Snapple Group, Inc. Company Guar. Notes 3.13% due 12/15/2023	200,000	210,057
Dr. Pepper Snapple Group, Inc. Company Guar. Notes 3.43% due 06/15/2027	75,000	79,656
Keurig Dr Pepper, Inc. Company Guar. Notes 3.20% due 05/01/2030	337,000	359,022
Keurig Dr Pepper, Inc. Company Guar. Notes 3.80% due 05/01/2050	690,000	735,071
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025	112,000	125,372
Keurig Dr Pepper, Inc. Company Guar. Notes 4.99% due 05/25/2038	161,000	194,882
PepsiCo, Inc. Senior Notes 3.50% due 03/19/2040	1,374,000	1,610,979

		3,315,039

Brewery — 0.7%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	1,440,000	1,611,841
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	1,740,000	2,007,596

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.70% due 02/01/2024	1,244,000	1,348,386
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.63% due 02/01/2044	65,000	71,751
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.50% due 06/01/2030	290,000	310,713
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.35% due 06/01/2040	450,000	492,377
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.38% due 04/15/2038	540,000	581,495
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.44% due 10/06/2048	405,000	440,433
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 4.50% due 06/01/2050	590,000	660,314
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 4.60% due 06/01/2060	210,000	231,048
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 01/23/2029	240,000	277,651
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	325,000	365,677
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	2,684,000	3,233,752
Constellation Brands, Inc. Senior Notes 2.88% due 05/01/2030	411,000	417,802
Constellation Brands, Inc. Senior Bonds 3.75% due 05/01/2050	598,000	608,102
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	145,000	159,927
Constellation Brands, Inc. Company Guar. Notes 5.25% due 11/15/2048	85,000	104,795

		12,923,660

Broadcast Services/Program — 0.3%
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/2040	350,000	439,078
Fox Corp. Senior Notes 3.50% due 04/08/2030	539,000	581,531
Fox Corp. Senior Notes 4.71% due 01/25/2029	3,821,000	4,447,184

		5,467,793

Building Products-Cement — 0.4%
CRH America, Inc. Company Guar. Notes 5.13% due 05/18/2045*	200,000	222,472
Martin Marietta Materials, Inc. Senior Notes 2.50% due 03/15/2030	950,000	890,710
Martin Marietta Materials, Inc. Senior Notes 3.45% due 06/01/2027	733,000	748,486
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	3,569,000	3,806,990
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	1,504,000	1,534,798

		7,203,456

Building Products-Wood — 0.2%
Masco Corp. Senior Notes 4.38% due 04/01/2026	2,400,000	2,499,140
Masco Corp. Senior Notes 6.50% due 08/15/2032	250,000	313,648

		2,812,788

Cable/Satellite TV — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	2,710,000	2,782,323
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	510,000	574,072
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	2,451,000	2,766,328
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	138,000	162,764
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	714,000	916,834
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.83% due 10/23/2055	175,000	234,708
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	338,000	368,763

Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	300,000	326,805
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	340,000	370,430
Comcast Corp. Company Guar. Notes 3.45% due 02/01/2050	2,283,000	2,561,449
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	273,000	317,893
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	318,000	357,996
Comcast Corp. Company Guar. Notes 4.20% due 08/15/2034	630,000	758,181
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	385,000	483,875
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	485,000	687,897
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	2,762,000	2,918,898
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	134,000	142,564
Cox Communications, Inc. Senior Notes 4.60% due 08/15/2047*	137,000	157,199
CSC Holdings LLC Company Guar. Notes 5.50% due 05/15/2026*	2,925,000	3,034,395
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	2,877,000	3,038,074
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	150,000	175,271

		23,136,719

Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	625,000	594,744

Cellular Telecom — 0.2%
Crown Castle Towers LLC Mtg. Notes 3.22% due 05/15/2042*	208,000	208,733
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025*	640,000	676,749
T-Mobile USA, Inc. Senior Sec. Notes 3.75% due 04/15/2027*	1,025,000	1,100,881
T-Mobile USA, Inc. Senior Sec. Notes 4.38% due 04/15/2040*	762,000	864,961

		2,851,324

Chemicals-Diversified — 0.0%
Celanese US Holdings LLC Company Guar. Notes 3.50% due 05/08/2024	358,000	358,344
DowDuPont, Inc. Senior Notes 5.32% due 11/15/2038	165,000	200,452

		558,796

Chemicals-Specialty — 0.0%
Albemarle Corp. Senior Notes 5.45% due 12/01/2044	150,000	152,549
Ecolab, Inc. Senior Notes 3.25% due 01/14/2023	154,000	160,979
International Flavors & Fragrances, Inc. Senior Notes 4.45% due 09/26/2028	135,000	143,782
International Flavors & Fragrances, Inc. Senior Notes 5.00% due 09/26/2048	143,000	158,705

		616,015

Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	103,000	108,046

Commercial Services-Finance — 0.1%
Global Payments, Inc. Senior Notes 4.15% due 08/15/2049	365,000	393,067
S&P Global, Inc. Company Guar. Notes 3.25% due 12/01/2049	500,000	542,140

		935,207

Computer Services — 0.1%
DXC Technology Co. Senior Notes 4.25% due 04/15/2024	129,000	134,284
IBM Credit LLC Senior Notes 3.00% due 02/06/2023	400,000	421,681
International Business Machines Corp. Senior Notes 1.70% due 05/15/2027	1,175,000	1,172,826
International Business Machines Corp. Senior Notes 3.30% due 05/15/2026	735,000	810,401

		2,539,192

Computers — 0.6%
Apple, Inc. Senior Notes 2.90% due 09/12/2027	348,000	379,908
Apple, Inc. Senior Notes 3.00% due 06/20/2027	300,000	331,903
Apple, Inc. Senior Notes 3.20% due 05/13/2025	288,000	317,595
Apple, Inc. Senior Notes 3.20% due 05/11/2027	171,000	190,562
Apple, Inc. Senior Notes 3.35% due 02/09/2027	352,000	394,542
Apple, Inc. Senior Notes 3.45% due 02/09/2045	519,000	592,094
Apple, Inc. Senior Notes 3.85% due 08/04/2046	813,000	993,500
Apple, Inc. Senior Notes 4.38% due 05/13/2045	1,451,000	1,892,976
Dell International LLC/EMC Corp. Senior Sec. Notes 5.30% due 10/01/2029*	4,508,000	4,692,943
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	590,000	640,719

		10,426,742

Containers-Paper/Plastic — 0.2%
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.75% due 02/01/2026	3,360,000	3,452,400
Packaging Corp. of America Senior Notes 4.05% due 12/15/2049	385,000	440,922
WRKCo, Inc. Company Guar. Notes 3.75% due 03/15/2025	300,000	316,972
WRKCo., Inc. Company Guar. Notes 3.90% due 06/01/2028	45,000	48,381

		4,258,675

Cosmetics & Toiletries — 0.1%
Estee Lauder Cos., Inc. Senior Notes 2.60% due 04/15/2030	885,000	922,510
Unilever Capital Corp. Company Guar. Notes 3.38% due 03/22/2025	120,000	131,268

		1,053,778

Data Processing/Management — 0.1%
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	180,000	192,743
Fiserv, Inc. Senior Notes 3.50% due 07/01/2029	1,760,000	1,929,707
Fiserv, Inc. Senior Notes 4.40% due 07/01/2049	175,000	208,850

		2,331,300

Decision Support Software — 0.1%
MSCI, Inc. Company Guar. Notes 3.63% due 09/01/2030*	915,000	926,437
MSCI, Inc. Company Guar. Notes 5.38% due 05/15/2027*	585,000	630,338

		1,556,775

Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 4.15% due 02/01/2024	450,000	496,745

Distribution/Wholesale — 0.2%
ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*	1,525,000	1,446,951
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	1,450,000	1,234,965
WW Grainger, Inc. Senior Notes 4.60% due 06/15/2045	104,000	128,141

		2,810,057

Diversified Banking Institutions — 3.4%
Bank of America Corp. Senior Notes 2.50% due 02/13/2031	1,885,000	1,908,493
Bank of America Corp. Senior Notes 2.88% due 04/24/2023	630,000	643,730
Bank of America Corp. Senior Notes 3.09% due 10/01/2025	390,000	408,783
Bank of America Corp. Senior Notes 3.12% due 01/20/2023	144,000	147,809
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	2,700,000	2,829,841
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	200,000	213,432
Bank of America Corp. Senior Notes 3.42% due 12/20/2028	3,566,000	3,827,289

Bank of America Corp. Senior Notes 3.55% due 03/05/2024	400,000	420,689
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	1,000,000	1,091,346
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	295,000	317,692
Bank of America Corp. Senior Notes 3.97% due 03/05/2029	1,682,000	1,871,563
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	292,000	315,477
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	270,000	296,293
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	2,444,000	2,970,983
Citigroup, Inc. Senior Notes 2.67% due 01/29/2031	4,965,000	4,995,160
Citigroup, Inc. Senior Notes 2.75% due 04/25/2022	800,000	819,116
Citigroup, Inc. Senior Notes 3.11% due 04/08/2026	900,000	942,880
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	194,000	204,358
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	200,000	212,429
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	700,000	746,547
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	600,000	640,575
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	600,000	660,887
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	540,000	586,765
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	190,000	206,328
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	53,000	58,058
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	1,800,000	1,828,507
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023	450,000	459,958
Goldman Sachs Group, Inc. Senior Notes 3.27% due 09/29/2025	484,000	506,010
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	698,000	744,952
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	898,000	972,974
Goldman Sachs Group, Inc. Senior Notes 4.41% due 04/23/2039	530,000	599,795
JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	4,250,000	4,497,573
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	4,017,000	4,352,097
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	5,133,000	5,713,147
JPMorgan Chase & Co. Senior Notes 4.20% due 07/23/2029	2,262,000	2,558,979
Morgan Stanley Senior Notes 2.19% due 04/28/2026	285,000	288,484
Morgan Stanley Senior Notes 2.63% due 11/17/2021	330,000	335,249
Morgan Stanley Senior Notes 2.70% due 01/22/2031	272,000	277,943
Morgan Stanley Senior Notes 3.13% due 07/27/2026	236,000	250,382
Morgan Stanley Senior Notes 3.59% due 07/22/2028	533,000	577,984
Morgan Stanley Senior Notes 3.63% due 01/20/2027	457,000	497,135
Morgan Stanley Senior Notes 3.77% due 01/24/2029	278,000	305,306
Morgan Stanley Senior Notes 3.88% due 01/27/2026	3,445,000	3,788,174
Morgan Stanley Senior Notes 4.00% due 07/23/2025	928,000	1,021,873
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	300,000	316,799
Morgan Stanley Senior Notes 4.30% due 01/27/2045	1,275,000	1,537,402

Morgan Stanley Sub. Notes 4.35% due 09/08/2026	75,000	82,652
Morgan Stanley Senior Notes 4.46% due 04/22/2039	300,000	361,946
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	228,000	257,568
Morgan Stanley Senior Notes 5.50% due 07/28/2021	690,000	723,688
Morgan Stanley Senior Notes 5.75% due 01/25/2021	1,440,000	1,487,020

		61,680,120

Diversified Manufacturing Operations — 0.2%
Eaton Corp. Company Guar. Notes 5.80% due 03/15/2037	300,000	398,017
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	129,000	133,988
General Electric Co. Senior Notes 4.25% due 05/01/2040	1,054,000	1,057,586
General Electric Co. Senior Notes 4.35% due 05/01/2050	1,050,000	1,057,992
General Electric Co. Senior Notes 5.55% due 01/05/2026	200,000	223,083
Parker-Hannifin Corp. Senior Notes 4.10% due 03/01/2047	63,000	70,442
Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	180,000	206,905

		3,148,013

Drug Delivery Systems — 0.0%
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	84,000	90,711

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	400,000	487,116

E-Commerce/Services — 0.2%
Booking Holdings, Inc. Senior Notes 4.50% due 04/13/2027	1,046,000	1,125,245
Priceline Group, Inc. Senior Notes 2.75% due 03/15/2023	862,000	876,713
Priceline Group, Inc. Senior Notes 3.65% due 03/15/2025	2,307,000	2,386,943

		4,388,901

Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	121,000	141,667
Entergy Louisiana LLC Collateral Trust Bonds 3.05% due 06/01/2031	145,000	159,543
Mid-Atlantic Interstate Transmission LLC Senior Notes 4.10% due 05/15/2028*	140,000	154,977
National Rural Utilities Cooperative Finance Corp. Senior Sec. Notes 2.95% due 02/07/2024	87,000	93,002
New England Power Co. Senior Notes 3.80% due 12/05/2047*	140,000	151,809
New York State Electric & Gas Corp. Senior Notes 3.25% due 12/01/2026*	113,000	121,838
NextEra Energy Operating Partners LP Company Guar. Notes 4.50% due 09/15/2027*	285,000	292,481

		1,115,317

Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	320,000	341,290
Tri-State Generation & Transmission Association, Inc. 1st Mtg. Notes 4.25% due 06/01/2046	103,000	121,154

		462,444

Electric-Integrated — 1.3%
Alabama Power Co. Senior Notes 3.75% due 03/01/2045	50,000	57,691
Alabama Power Co. Senior Notes 4.10% due 01/15/2042	63,000	69,800
Alabama Power Co. Senior Notes 5.70% due 02/15/2033	100,000	134,126
Ameren Illinois Co. 1st Mtg. Bonds 3.25% due 03/15/2050	400,000	448,577
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	450,000	462,614
Baltimore Gas & Electric Co. Senior Notes 3.20% due 09/15/2049	230,000	251,314

Berkshire Hathaway Energy Co. Senior Notes 3.50% due 02/01/2025	180,000	196,910
Cleveland Electric Illuminating Co. Senior Notes 3.50% due 04/01/2028*	286,000	306,186
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	100,000	125,676
CMS Energy Corp. Senior Notes 2.95% due 02/15/2027	116,000	119,951
CMS Energy Corp. Senior Notes 3.88% due 03/01/2024	400,000	427,982
Delmarva Power & Light Co. 1st Mtg. Bonds 4.15% due 05/15/2045	190,000	224,253
Dominion Resources, Inc. Senior Notes 2.75% due 09/15/2022	129,000	131,496
Dominion Resources, Inc. Senior Notes 3.90% due 10/01/2025	689,000	753,983
DTE Electric Co. General Refunding Mtg. 3.70% due 03/15/2045	111,000	130,978
Duke Energy Carolinas LLC Company Guar. Notes 6.00% due 12/01/2028	200,000	256,072
Duke Energy Corp. Senior Notes 3.40% due 06/15/2029	168,000	184,095
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	180,000	195,856
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	200,000	226,764
Duke Energy Indiana LLC Senior Notes 6.12% due 10/15/2035	100,000	144,166
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	180,000	219,638
Duquesne Light Holdings, Inc. Senior Notes 3.62% due 08/01/2027*	400,000	400,554
Edison International Senior Notes 3.55% due 11/15/2024	734,000	769,588
Edison International Senior Notes 5.75% due 06/15/2027	200,000	227,249
Entergy Arkansas, Inc. 1st Mtg. Bonds 3.50% due 04/01/2026	88,000	97,583
Evergy Metro, Inc. Senior Notes 4.20% due 03/15/2048	100,000	127,449
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	450,000	461,349
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	661,000	681,072
Exelon Corp. Senior Notes 4.70% due 04/15/2050	582,000	748,725
Exelon Generation Co. LLC Senior Notes 3.40% due 03/15/2022	266,000	274,407
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	216,000	225,963
FirstEnergy Corp. Senior Notes 2.65% due 03/01/2030	3,047,000	3,097,832
FirstEnergy Corp. Senior Notes 3.40% due 03/01/2050	635,000	676,226
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	2,685,000	3,464,108
Florida Power & Light Co. 1st Mtg. Notes 3.25% due 06/01/2024	450,000	482,803
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	245,000	268,254
Jersey Central Power & Light Co. Senior Notes 6.15% due 06/01/2037	100,000	132,570
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	241,000	271,472
MidAmerican Energy Co. 1st Mtg. Notes 3.50% due 10/15/2024	686,000	749,811
Midamerican Energy Holdings Co. Senior Notes 6.13% due 04/01/2036	176,000	247,501
Nevada Power Co. General Refunding Mtg. 5.38% due 09/15/2040	96,000	124,814
Niagara Mohawk Power Corp. Senior Notes 3.51% due 10/01/2024*	360,000	391,126
Pepco Holdings LLC Senior Notes 7.45% due 08/15/2032	119,000	163,171
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	1,100,000	1,306,336
PPL Electric Utilities Corp. 1st Mtg. Bonds 4.13% due 06/15/2044	270,000	330,388

Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	150,000	205,631
Public Service Co. of Colorado 1st Mtg. Bonds 3.55% due 06/15/2046	53,000	58,404
Public Service Co. of Oklahoma Senior Notes Series G 6.63% due 11/15/2037	450,000	623,333
Public Service Electric & Gas Co. 1st Mtg. Notes 2.25% due 09/15/2026	70,000	73,272
Public Service Electric & Gas Co. 1st Mtg. Notes 3.00% due 05/15/2025	208,000	223,331
Public Service Electric & Gas Co. 1st Mtg. Notes 5.70% due 12/01/2036	100,000	139,498
Southern California Edison Co. 1st Mtg. Notes 3.65% due 03/01/2028	200,000	217,628
Southern California Edison Co. 1st Mtg. Notes 4.05% due 03/15/2042	350,000	387,331
Southern California Edison Co. 1st Mtg. Notes 5.55% due 01/15/2036	100,000	123,537
Southern Co. Senior Notes 3.25% due 07/01/2026	91,000	97,088
Southwestern Electric Power Co. Senior Notes Class J 3.90% due 04/01/2045	110,000	119,384
Southwestern Public Service Co. 1st Mtg. Notes 4.50% due 08/15/2041	100,000	124,589
Virginia Electric & Power Co. Senior Notes 4.45% due 02/15/2044	180,000	227,681
Wisconsin Electric Power Co. Senior Notes 3.10% due 06/01/2025	110,000	117,642
Wisconsin Energy Corp. Senior Notes 3.55% due 06/15/2025	231,000	249,741
Xcel Energy, Inc. Senior Notes 2.40% due 03/15/2021	100,000	100,795
Xcel Energy, Inc. Senior Notes 3.35% due 12/01/2026	220,000	239,662

		24,117,026

Electric-Transmission — 0.1%
AEP Transmission Co. LLC Senior Notes 3.10% due 12/01/2026	972,000	1,048,694
AEP Transmission Co. LLC Senior Notes 3.15% due 09/15/2049	95,000	104,665
AEP Transmission Co. LLC Senior Notes 3.65% due 04/01/2050	858,000	1,027,833
ITC Holdings Corp. Senior Notes 2.70% due 11/15/2022	350,000	358,451
Pennsylvania Electric Co. Senior Notes 3.25% due 03/15/2028*	75,000	79,551

		2,619,194

Electronic Components-Semiconductors — 0.4%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	482,000	503,242
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	4,088,000	4,261,652
Broadcom, Inc. Company Guar. Notes 4.75% due 04/15/2029*	2,800,000	3,077,672

		7,842,566

Electronic Measurement Instruments — 0.0%
Roper Technologies, Inc. Senior Notes 3.00% due 12/15/2020	62,000	62,485

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Senior Notes 3.25% due 09/08/2024	44,000	44,414
Arrow Electronics, Inc. Senior Notes 3.50% due 04/01/2022	200,000	201,873
Arrow Electronics, Inc. Senior Notes 3.88% due 01/12/2028	133,000	133,088

		379,375

Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	122,000	127,691
Oracle Corp. Senior Notes 2.50% due 05/15/2022	361,000	371,446
Oracle Corp. Senior Notes 2.50% due 10/15/2022	450,000	466,961
Oracle Corp. Senior Notes 2.95% due 11/15/2024	400,000	428,831
Oracle Corp. Senior Notes 2.95% due 05/15/2025	600,000	644,435

Oracle Corp. Senior Notes 3.80% due 11/15/2037	200,000	227,726
Oracle Corp. Senior Notes 3.85% due 07/15/2036	54,000	62,247
Oracle Corp. Senior Notes 3.90% due 05/15/2035	46,000	54,054
Oracle Corp. Senior Notes 4.30% due 07/08/2034	81,000	99,244
Oracle Corp. Senior Notes 4.38% due 05/15/2055	200,000	253,032

		2,735,667

Finance-Credit Card — 0.1%
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	105,000	107,101
Capital One Financial Corp. Senior Notes 3.75% due 04/24/2024	1,065,000	1,104,239
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	100,000	102,542
Western Union Co. Senior Notes 3.60% due 03/15/2022	300,000	307,892

		1,621,774

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp. Senior Notes 3.20% due 03/02/2027	3,608,000	3,845,088

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.25% due 03/01/2025	194,000	174,272
Air Lease Corp. Senior Notes 3.25% due 10/01/2029	775,000	620,256
Air Lease Corp. Senior Notes 3.75% due 06/01/2026	460,000	406,895
International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	150,000	146,421
International Lease Finance Corp. Senior Notes 8.63% due 01/15/2022	500,000	510,022

		1,857,866

Finance-Other Services — 0.3%
CME Group, Inc. Senior Notes 3.00% due 03/15/2025	291,000	316,259
GTP Acquisition Partners I LLC Sec. Notes 2.35% due 06/15/2045*	155,000	156,158
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	171,000	174,657
Intercontinental Exchange, Inc. Company Guar. Notes 3.10% due 09/15/2027	2,993,000	3,242,915
Intercontinental Exchange, Inc. Senior Notes 3.75% due 09/21/2028	1,073,000	1,227,793

		5,117,782

Food-Confectionery — 0.1%
Mondelez International, Inc. Senior Notes 1.50% due 05/04/2025	320,000	318,285
Mondelez International, Inc. Senior Notes 2.75% due 04/13/2030	302,000	321,453
WM Wrigley Jr. Co. Senior Notes 3.38% due 10/21/2020*	1,179,000	1,189,971

		1,829,709

Food-Meat Products — 0.0%
Tyson Foods, Inc. Senior Notes 5.15% due 08/15/2044	195,000	247,589

Food-Misc./Diversified — 0.1%
Campbell Soup Co. Senior Notes 4.80% due 03/15/2048	155,000	196,672
Conagra Brands, Inc. Senior Notes 5.30% due 11/01/2038	105,000	131,653
General Mills, Inc. Senior Notes 2.88% due 04/15/2030	806,000	862,279
General Mills, Inc. Senior Notes 4.00% due 04/17/2025	225,000	247,734
General Mills, Inc. Senior Notes 4.55% due 04/17/2038	55,000	67,402
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020	87,000	86,833
McCormick & Co., Inc. Senior Notes 2.50% due 04/15/2030	751,000	773,496

		2,366,069

Food-Retail — 0.0%
The Kroger Co. Senior Notes 4.00% due 02/01/2024	540,000	586,698

Gas-Distribution — 0.7%
AGL Capital Corp. Company Guar. Notes 3.25% due 06/15/2026	85,000	87,502
Atmos Energy Corp. Senior Notes 4.13% due 10/15/2044	270,000	335,148
Boston Gas Co. Senior Notes 3.15% due 08/01/2027*	3,603,000	3,820,883
Brooklyn Union Gas Co. Senior Notes 4.27% due 03/15/2048*	250,000	294,851
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/2021	540,000	547,315
Dominion Energy Gas Holdings LLC Senior Notes 3.90% due 11/15/2049	423,000	414,725
KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*	3,186,000	3,357,086
NiSource, Inc. Senior Notes 2.95% due 09/01/2029	245,000	257,067
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	2,697,000	3,009,098
NiSource, Inc. Senior Notes 6.25% due 12/15/2040	330,000	433,073
Southern California Gas Co. 1st Mtg. Notes 2.55% due 02/01/2030	666,000	705,008
Southern Co. Gas Capital Corp. Company Guar. Notes 2.45% due 10/01/2023	58,000	58,759
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	71,000	74,827

		13,395,342

Independent Power Producers — 0.1%
Clearway Energy Operating LLC Company Guar. Notes 4.75% due 03/15/2028*	600,000	610,500
NRG Energy, Inc. Senior Sec. Notes 4.45% due 06/15/2029*	300,000	308,292

		918,792

Insurance Brokers — 0.4%
Aon Corp. Company Guar. Notes 3.75% due 05/02/2029	3,568,000	3,912,404
Marsh & McLennan Cos., Inc. Senior Notes 4.20% due 03/01/2048	3,093,000	3,769,857

		7,682,261

Insurance-Life/Health — 0.2%
Athene Global Funding Sec. Notes 2.75% due 06/25/2024*	180,000	178,627
Athene Global Funding Sec. Notes 2.95% due 11/12/2026*	1,125,000	1,096,852
Jackson National Life Global Funding Senior Sec. Notes 3.25% due 01/30/2024*	172,000	178,766
Lincoln National Corp. Senior Notes 3.05% due 01/15/2030	300,000	297,984
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	450,000	466,508
Pacific Life Insurance Co. Sub. Notes 4.30% due 10/24/2067*	249,000	237,903
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	100,000	103,618
Prudential Insurance Co. of America Sub. Notes 8.30% due 07/01/2025*	200,000	257,909
Reliance Standard Life Global Funding II Sec. Notes 2.75% due 01/21/2027*	270,000	263,414
Reliance Standard Life Global Funding II Sec. Notes 3.85% due 09/19/2023*	505,000	528,893
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	200,000	233,231

		3,843,705

Insurance-Multi-line — 0.3%
American Financial Group, Inc. Senior Notes 3.50% due 08/15/2026	300,000	298,447
Guardian Life Insurance Co. of America Sub. Notes 4.85% due 01/24/2077*	63,000	78,737
Hartford Financial Services Group, Inc. Senior Notes 2.80% due 08/19/2029	2,747,000	2,823,735
Hartford Financial Services Group, Inc. Senior Notes 3.60% due 08/19/2049	1,057,000	1,120,771
Hartford Financial Services Group, Inc. Senior Notes 4.30% due 04/15/2043	260,000	298,217

Metropolitan Life Global Funding I Senior Sec. Notes 3.00% due 01/10/2023*	326,000	340,496

		4,960,403

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	100,000	106,366
Liberty Mutual Group, Inc. Company Guar. Notes 4.57% due 02/01/2029*	350,000	392,458
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	466,000	473,051
New York Life Global Funding Sec. Notes 3.00% due 01/10/2028*	162,000	171,528
New York Life Insurance Co. Sub. Notes 4.45% due 05/15/2069*	305,000	379,280

		1,522,683

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	630,000	682,702
Assurant, Inc. Senior Notes 4.20% due 09/27/2023	305,000	319,721
OneBeacon US Holdings, Inc. Company Guar. Notes 4.60% due 11/09/2022	300,000	317,929
Progressive Corp. Senior Notes 3.20% due 03/26/2030	1,067,000	1,191,848

		2,512,200

Internet Brokers — 0.5%
E*TRADE Financial Corp. Senior Notes 2.95% due 08/24/2022	523,000	533,974
E*TRADE Financial Corp. Senior Notes 3.80% due 08/24/2027	4,193,000	4,511,376
E*TRADE Financial Corp. Senior Notes 4.50% due 06/20/2028	1,523,000	1,706,133
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	1,496,000	1,536,247
TD Ameritrade Holding Corp. Senior Notes 3.30% due 04/01/2027	481,000	513,979

		8,801,709

Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 4.88% due 04/15/2028	595,000	632,741

Investment Management/Advisor Services — 0.1%
Blackstone Holdings Finance Co. LLC Company Guar. Notes 4.45% due 07/15/2045*	110,000	117,379
Raymond James Financial, Inc. Senior Notes 4.95% due 07/15/2046	1,428,000	1,688,529

		1,805,908

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 2.75% due 08/20/2021	720,000	731,003
Caterpillar Financial Services Corp. Senior Notes 3.25% due 12/01/2024	180,000	195,610
Caterpillar, Inc. Senior Notes 6.05% due 08/15/2036	100,000	139,554

		1,066,167

Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	539,000	562,487
John Deere Capital Corp. Senior Notes 2.25% due 09/14/2026	270,000	281,731

		844,218

Machinery-General Industrial — 0.4%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030*	3,075,000	3,098,822
Wabtec Corp. Company Guar. Notes 4.95% due 09/15/2028	3,564,000	3,525,695

		6,624,517

Machinery-Pumps — 0.0%
Xylem, Inc. Senior Notes 3.25% due 11/01/2026	49,000	52,583

Medical Instruments — 0.3%
Alcon Finance Corp. Company Guar. Notes 2.75% due 09/23/2026*	964,000	1,006,060
Alcon Finance Corp. Company Guar. Notes 3.00% due 09/23/2029*	1,740,000	1,811,631
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	500,000	544,958
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2029	875,000	982,197

Boston Scientific Corp. Senior Notes 4.55% due 03/01/2039	200,000	239,879

		4,584,725

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	203,000	210,064
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	3,046,000	3,694,103
Quest Diagnostics, Inc. Senior Notes 3.45% due 06/01/2026	56,000	60,933

		3,965,100

Medical Products — 0.1%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	1,147,000	1,244,212
Abbott Laboratories Senior Notes 4.90% due 11/30/2046	535,000	753,434
Zimmer Biomet Holdings, Inc. Senior Notes 3.70% due 03/19/2023	97,000	101,927

		2,099,573

Medical-Biomedical/Gene — 0.0%
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	29,000	30,234
Baxalta, Inc. Company Guar. Notes 5.25% due 06/23/2045	14,000	19,654

		49,888

Medical-Drugs — 0.3%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*	794,000	843,591
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039*	784,000	869,567
AbbVie, Inc. Senior Notes 4.40% due 11/06/2042	275,000	320,731
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	420,000	489,508
Allergan, Inc. Company Guar. Notes 2.80% due 03/15/2023	300,000	305,976
Allergan, Inc. Company Guar. Notes 3.38% due 09/15/2020	138,000	138,246
Bristol-Myers Squibb Co. Senior Notes 3.20% due 06/15/2026*	358,000	395,073
Bristol-Myers Squibb Co. Senior Notes 3.90% due 02/20/2028*	325,000	378,836
Bristol-Myers Squibb Co. Senior Notes 4.13% due 06/15/2039*	241,000	298,685
Bristol-Myers Squibb Co. Senior Notes 4.55% due 02/20/2048*	155,000	208,382
Bristol-Myers Squibb Co. Senior Notes 5.00% due 08/15/2045*	345,000	477,365
Bristol-Myers Squibb Co. Senior Notes 5.70% due 10/15/2040*	114,000	161,901
Pfizer, Inc. Senior Notes 3.90% due 03/15/2039	480,000	587,457

		5,475,318

Medical-HMO — 0.2%
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	540,000	580,729
Anthem, Inc. Senior Notes 4.10% due 03/01/2028	105,000	117,487
Centene Corp. Senior Notes 4.63% due 12/15/2029*	897,000	982,215
UnitedHealth Group, Inc. Senior Notes 3.10% due 03/15/2026	201,000	219,560
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	420,000	469,255
UnitedHealth Group, Inc. Senior Notes 3.70% due 08/15/2049	903,000	1,060,636
UnitedHealth Group, Inc. Senior Notes 4.63% due 07/15/2035	260,000	327,336
WellPoint, Inc. Senior Notes 4.65% due 08/15/2044	180,000	220,664

		3,977,882

Medical-Hospitals — 1.2%
Bon Secours Mercy Health, Inc. Sec. Notes 3.46% due 06/01/2030	540,000	571,335
Cottage Health Obligated Group Sec. Notes 3.30% due 11/01/2049	320,000	326,023
Hackensack Meridian Health, Inc. Sec. Notes 4.21% due 07/01/2048	1,583,000	1,840,704
Hackensack Meridian Health, Inc. Senior Notes 4.50% due 07/01/2057	2,009,000	2,461,149

Hartford HealthCare Corp. Senior Notes 3.45% due 07/01/2054	700,000	643,281
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	2,262,000	2,447,026
HCA, Inc. Senior Sec. Notes 5.13% due 06/15/2039	335,000	390,709
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	1,552,000	1,730,423
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	3,510,000	3,889,361
Memorial Health Services Senior Notes 3.45% due 11/01/2049	620,000	575,160
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	594,000	586,977
Northwell Healthcare, Inc. Sec. Notes 4.26% due 11/01/2047	1,720,000	1,801,212
NYU Langone Hospitals Sec. Notes 3.38% due 07/01/2055	270,000	244,976
Partners Healthcare System, Inc. Notes 3.34% due 07/01/2060	1,138,000	1,182,993
Providence St Joseph Health Obligated Group Notes 2.75% due 10/01/2026	84,000	89,729
Rush Obligated Group Notes 3.92% due 11/15/2029	512,000	557,969
Texas Health Resources Sec. Notes 4.33% due 11/15/2055	400,000	487,391
Tower Health Bonds 4.45% due 02/01/2050	3,152,000	2,737,727

		22,564,145

Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 3.25% due 06/15/2025	160,000	173,946
Precision Castparts Corp. Senior Notes 4.20% due 06/15/2035	150,000	189,172
Precision Castparts Corp. Senior Notes 4.38% due 06/15/2045	100,000	119,457

		482,575

Metal-Aluminum — 0.2%
Kaiser Aluminum Corp. Company Guar. Notes 4.63% due 03/01/2028*	600,000	558,600
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	2,345,000	2,280,043

		2,838,643

Metal-Copper — 0.1%
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	2,490,000	2,334,375

Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	1,114,000	1,126,998

Multimedia — 0.1%
NBCUniversal Media LLC Company Guar. Notes 2.88% due 01/15/2023	900,000	948,314
Walt Disney Co. Company Guar. Notes 3.70% due 10/15/2025	540,000	598,898

		1,547,212

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Senior Notes 3.95% due 05/15/2028	1,322,000	1,507,982
Waste Management, Inc. Company Guar. Notes 3.45% due 06/15/2029	195,000	221,551

		1,729,533

Oil Companies-Exploration & Production — 0.1%
Apache Corp. Senior Notes 5.10% due 09/01/2040	550,000	371,731
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	225,000	258,170
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	100,000	110,308
EQT Corp. Senior Notes 3.90% due 10/01/2027	201,000	168,840
Hess Corp. Senior Notes 6.00% due 01/15/2040	191,000	169,644
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	200,000	188,190
Noble Energy, Inc. Senior Notes 3.25% due 10/15/2029	280,000	202,910
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	130,000	95,423

Noble Energy, Inc. Senior Notes 6.00% due 03/01/2041	180,000	143,227
Ovintiv, Inc. Company Guar. Notes 7.20% due 11/01/2031	100,000	66,119

		1,774,562

Oil Companies-Integrated — 0.3%
BP Capital Markets America, Inc. Company Guar. Notes 3.02% due 01/16/2027	300,000	307,100
Eni USA, Inc. Company Guar. Notes 7.30% due 11/15/2027	200,000	234,331
Exxon Mobil Corp. Senior Notes 2.61% due 10/15/2030	580,000	604,929
Exxon Mobil Corp. Senior Notes 2.99% due 03/19/2025	640,000	683,476
Exxon Mobil Corp. Senior Notes 3.00% due 08/16/2039	410,000	418,367
Exxon Mobil Corp. Senior Notes 3.10% due 08/16/2049	510,000	527,124
Exxon Mobil Corp. Senior Bonds 3.45% due 04/15/2051	1,219,000	1,333,318
Exxon Mobil Corp. Senior Notes 4.11% due 03/01/2046	183,000	217,709
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	853,000	1,022,426

		5,348,780

Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	2,160,000	1,963,233
Marathon Petroleum Corp. Senior Notes 5.85% due 12/15/2045	1,070,000	1,035,529

		2,998,762

Oil-Field Services — 0.2%
Baker Hughes Holdings LLC Senior Notes 5.13% due 09/15/2040	150,000	153,155
Halliburton Co. Senior Notes 2.92% due 03/01/2030	3,547,000	2,855,921
Halliburton Co. Senior Notes 3.80% due 11/15/2025	22,000	21,248
Halliburton Co. Senior Notes 4.85% due 11/15/2035	85,000	74,458
Halliburton Co. Senior Notes 5.00% due 11/15/2045	1,111,000	901,884
Schlumberger Holdings Corp. Senior Notes 3.90% due 05/17/2028*	227,000	218,315

		4,224,981

Paper & Related Products — 0.0%
International Paper Co. Senior Notes 8.70% due 06/15/2038	100,000	152,722

Pharmacy Services — 0.4%
Cigna Corp. Senior Notes 2.40% due 03/15/2030	1,762,000	1,780,955
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	2,677,000	2,859,607
CVS Health Corp. Senior Notes 3.25% due 08/15/2029	410,000	438,596
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	339,000	384,415
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	1,244,000	1,576,422
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	212,600	250,803
CVS Pass-Through Trust Pass-Through Certs. 8.35% due 07/10/2031*	286,206	343,639

		7,634,437

Physicians Practice Management — 0.3%
Toledo Hospital Sec. Notes 5.33% due 11/15/2028	3,425,000	3,544,053
Toledo Hospital Senior Sec. Notes 5.75% due 11/15/2038	1,296,000	1,476,805

		5,020,858

Pipelines — 1.4%
Boardwalk Pipelines LP Company Guar. Notes 4.80% due 05/03/2029	200,000	176,119
Buckeye Partners LP Senior Notes 5.85% due 11/15/2043	260,000	189,800
Cameron LNG LLC Senior Sec. Notes 3.70% due 01/15/2039*	479,000	458,796

Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029*	1,960,000	1,808,100
Enable Midstream Partners LP Senior Notes 4.15% due 09/15/2029	272,000	203,700
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	150,000	115,267
Energy Transfer Operating LP Company Guar. Notes 4.75% due 01/15/2026	128,000	127,227
Energy Transfer Operating LP Company Guar. Notes 6.05% due 06/01/2041	377,000	364,619
EnLink Midstream Partners LP Senior Notes 4.15% due 06/01/2025	300,000	186,000
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 01/31/2051	375,000	351,790
Enterprise Products Operating LLC Company Guar. Notes 3.90% due 02/15/2024	720,000	763,445
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 01/31/2060	240,000	220,865
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	180,000	186,169
EQM Midstream Partners LP Senior Notes 5.50% due 07/15/2028	350,000	311,500
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	1,700,000	1,907,752
Kinder Morgan, Inc. Company Guar. Notes 4.30% due 03/01/2028	500,000	530,693
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	103,000	102,317
Magellan Midstream Partners LP Senior Notes 4.20% due 12/01/2042	108,000	97,882
Magellan Midstream Partners LP Senior Notes 4.25% due 02/01/2021	150,000	151,098
Magellan Midstream Partners LP Senior Notes 6.40% due 05/01/2037	210,000	248,094
MPLX LP Senior Notes 4.13% due 03/01/2027	155,000	149,889
MPLX LP Senior Notes 4.50% due 04/15/2038	210,000	187,498
MPLX LP Senior Notes 4.80% due 02/15/2029	279,000	280,491
MPLX LP Senior Notes 5.20% due 03/01/2047	81,000	75,576
MPLX LP Senior Notes 5.25% due 01/15/2025*	161,000	160,973
MPLX LP Senior Notes 5.50% due 02/15/2049	175,000	173,643
ONEOK Partners LP Company Guar. Notes 3.38% due 10/01/2022	40,000	38,854
ONEOK Partners LP Company Guar. Notes 5.00% due 09/15/2023	90,000	90,173
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	240,000	228,773
ONEOK, Inc. Company Guar. Notes 3.40% due 09/01/2029	245,000	203,561
ONEOK, Inc. Company Guar. Notes 5.20% due 07/15/2048	2,614,000	2,306,750
ONEOK, Inc. Company Guar. Notes 7.50% due 09/01/2023	559,000	600,816
Phillips 66 Partners LP Senior Notes 3.15% due 12/15/2029	250,000	226,084
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	49,000	48,864
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	106,000	104,127
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.55% due 12/15/2029	5,023,000	4,281,305
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.70% due 06/15/2044	350,000	287,653
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	1,114,000	1,090,162
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.75% due 05/15/2024	2,386,000	2,493,203
Southern Natural Gas Co. LLC Senior Notes 4.80% due 03/15/2047*	102,000	111,234
Southern Natural Gas Co. LLC Senor Notes 8.00% due 03/01/2032	140,000	182,757

Spectra Energy Partners LP Company Guar. Notes 3.50% due 03/15/2025	313,000	319,964
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.95% due 01/15/2043	567,000	485,176
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.88% due 04/15/2026	1,680,000	1,506,120
TC PipeLines LP Senior Notes 3.90% due 05/25/2027	106,000	103,787
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	60,000	58,786
Williams Cos., Inc. Senior Notes 3.90% due 01/15/2025	174,000	177,378
Williams Cos., Inc. Senior Notes 4.85% due 03/01/2048	178,000	181,461

		24,656,291

Poultry — 0.0%
Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	600,000	607,170

Radio — 0.2%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	3,130,000	3,247,375

Real Estate Investment Trusts — 1.8%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.80% due 04/15/2026	70,000	74,578
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.00% due 02/01/2050	334,000	369,378
American Campus Communities Operating Partnership LP Company Guar. Notes 2.85% due 02/01/2030	486,000	444,845
American Campus Communities Operating Partnership LP Company Guar. Notes 3.63% due 11/15/2027	441,000	435,349
American Tower Corp. Senior Notes 2.75% due 01/15/2027	982,000	1,017,591
American Tower Corp. Senior Notes 3.38% due 10/15/2026	175,000	188,481
American Tower Corp. Senior Notes 3.55% due 07/15/2027	4,489,000	4,904,158
American Tower Corp. Senior Notes 3.70% due 10/15/2049	615,000	679,962
American Tower Corp. Senior Notes 3.80% due 08/15/2029	703,000	785,850
Boston Properties LP Senior Notes 3.20% due 01/15/2025	228,000	236,154
Boston Properties LP Senior Notes 3.65% due 02/01/2026	148,000	154,939
Brixmor Operating Partnership LP Senior Notes 3.85% due 02/01/2025	200,000	200,925
Crown Castle International Corp. Senior Notes 2.25% due 09/01/2021	1,575,000	1,590,778
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	937,000	994,567
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	945,000	1,026,168
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	893,000	984,721
Crown Castle International Corp. Senior Notes 4.00% due 03/01/2027	464,000	513,453
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	100,000	106,447
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	100,000	109,145
DDR Corp. Senior Notes 4.70% due 06/01/2027	94,000	95,791
Digital Realty Trust LP Company Guar. Notes 3.70% due 08/15/2027	115,000	122,902
Duke Realty LP Company Guar. Notes 3.63% due 04/15/2023	270,000	278,678
Equinix, Inc. Senior Notes 5.38% due 05/15/2027	2,685,000	2,868,117
Essex Portfolio LP Company Guar. Notes 2.65% due 03/15/2032	365,000	352,158
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.25% due 06/01/2025	1,006,000	978,436
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 11/01/2023	1,705,000	1,653,850

Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	215,000	233,244
Government Properties Income Trust Senior Notes 4.00% due 07/15/2022	275,000	269,690
HCP, Inc. Senior Notes 3.50% due 07/15/2029	356,000	356,003
HCP, Inc. Senior Notes 3.88% due 08/15/2024	575,000	591,621
Health Care REIT, Inc. Senior Notes 3.75% due 03/15/2023	200,000	203,952
Health Care REIT, Inc. Senior Bonds 6.50% due 03/15/2041	250,000	307,438
Healthcare Trust of America Holdings LP Company Guar. Notes 3.10% due 02/15/2030	795,000	736,050
Life Storage LP Company Guar. Notes 4.00% due 06/15/2029	415,000	432,188
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	1,855,000	1,892,100
National Retail Properties, Inc. Senior Notes 4.00% due 11/15/2025	291,000	301,230
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	300,000	307,724
Realty Income Corp. Senior Notes 3.88% due 07/15/2024	100,000	105,614
Realty Income Corp. Senior Notes 3.88% due 04/15/2025	210,000	220,534
Regency Centers LP Company Guar. Notes 2.95% due 09/15/2029	335,000	332,521
Regency Centers LP Company Guar. Notes 4.13% due 03/15/2028	400,000	428,200
SBA Communications Corp. Senior Notes 3.88% due 02/15/2027*	920,000	939,550
UDR, Inc. Company Guar. Notes 3.00% due 08/15/2031	55,000	55,400
UDR, Inc. Company Guar. Notes 3.20% due 01/15/2030	370,000	382,294
Ventas Realty LP Company Guar. Notes 3.75% due 05/01/2024	380,000	380,790
Vereit Operatinjg Partner Co. Company Guar. Notes 3.10% due 12/15/2029	3,589,000	3,073,006
Welltower, Inc. Senior Notes 2.70% due 02/15/2027	71,000	68,814
Welltower, Inc. Senior Notes 3.10% due 01/15/2030	260,000	245,948
WP Carey, Inc. Senior Notes 4.25% due 10/01/2026	180,000	180,923

		33,212,255

Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Company Guar. Notes 2.60% due 12/01/2021*	200,000	200,634
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	685,000	677,120
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	1,038,000	1,333,782
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	1,105,000	1,116,050

		3,327,586

Resort/Theme Parks — 0.2%
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	3,205,000	2,821,041

Retail-Auto Parts — 0.0%
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	185,000	191,960

Retail-Building Products — 0.2%
Home Depot, Inc. Senior Notes 3.13% due 12/15/2049	440,000	465,578
Home Depot, Inc. Senior Notes 3.35% due 04/15/2050	1,797,000	1,990,086
Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	180,000	226,485
Lowe’s Cos., Inc. Senior Notes 3.13% due 09/15/2024	180,000	191,674
Lowe’s Cos., Inc. Senior Notes 3.65% due 04/05/2029	314,000	345,287

Lowe’s Cos., Inc. Senior Notes 4.55% due 04/05/2049	247,000	300,062

		3,519,172

Retail-Discount — 0.0%
Costco Wholesale Corp. Senior Notes 2.75% due 05/18/2024	215,000	231,132
Dollar General Corp. Senior Notes 4.13% due 05/01/2028	200,000	224,806
Wal-Mart Stores, Inc. Senior Notes 3.30% due 04/22/2024	270,000	294,308

		750,246

Retail-Major Department Stores — 0.1%
TJX Cos, Inc. Senior Notes 3.88% due 04/15/2030	983,000	1,099,176
TJX Cos, Inc. Senior Notes 4.50% due 04/15/2050	531,000	654,329

		1,753,505

Retail-Restaurants — 0.0%
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	155,000	191,876
McDonald’s Corp. Senior Notes 6.30% due 10/15/2037	102,000	140,898

		332,774

Schools — 0.1%
Pepperdine University Notes 3.30% due 12/01/2059	290,000	309,709
President and Fellows of Harvard College Notes 3.30% due 07/15/2056	304,000	345,340
University of Southern California Senior Notes 3.23% due 10/01/2120	280,000	266,896

		921,945

Semiconductor Components-Integrated Circuits — 0.0%
Analog Devices, Inc. Senior Notes 3.13% due 12/05/2023	122,000	128,384
Analog Devices, Inc. Senior Notes 4.50% due 12/05/2036	57,000	65,735

		194,119

Software Tools — 0.0%
VMware, Inc. Senior Notes 2.95% due 08/21/2022	389,000	394,668

Special Purpose Entities — 0.2%
Toll Road Investors Partnership II LP Senior Bonds zero coupon due 02/15/2026*	939,000	765,281
Toll Road Investors Partnership II LP Senior Bonds zero coupon due 02/15/2029*	2,723,000	1,816,710
Toll Road Investors Partnership II LP Senior Bonds zero coupon due 02/15/2031*	939,000	567,427
Toll Road Investors Partnership II LP Notes zero coupon due 02/15/2043*	2,700,000	817,788

		3,967,206

Specified Purpose Acquisitions — 0.0%
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	243,450	244,852

Steel-Producers — 0.0%
Nucor Corp. Senior Notes 6.40% due 12/01/2037	100,000	137,935
Steel Dynamics, Inc. Senior Notes 3.45% due 04/15/2030	450,000	428,279

		566,214

Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 3.90% due 11/15/2049	580,000	614,032

Telephone-Integrated — 0.9%
AT&T, Inc. Senior Notes 3.55% due 06/01/2024	1,200,000	1,272,899
AT&T, Inc. Senior Notes 3.60% due 07/15/2025	350,000	375,620
AT&T, Inc. Senior Notes 3.95% due 01/15/2025	417,000	451,731
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	670,000	753,334
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	1,638,000	1,894,506
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	936,000	1,083,771
AT&T, Inc. Senior Notes 5.15% due 11/15/2046	500,000	600,233

AT&T, Inc. Senior Notes 5.25% due 03/01/2037	1,710,000	2,028,807
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	1,404,000	1,684,110
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	1,268,000	1,536,121
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	835,000	1,126,097
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	372,000	504,832
Verizon Communications, Inc. Senior Notes 5.01% due 04/15/2049	2,193,000	3,075,018
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	274,000	364,967

		16,752,046

Television — 0.0%
CBS Corp. Senior Notes 3.70% due 08/15/2024	540,000	550,438

Theaters — 0.1%
Live Nation Entertainment, Inc. Company Guar. Notes 4.75% due 10/15/2027*	1,780,000	1,504,100

Tobacco — 0.3%
BAT Capital Corp. Company Guar. Notes 3.22% due 08/15/2024	1,096,000	1,137,506
BAT Capital Corp. Company Guar. Notes 4.54% due 08/15/2047	240,000	251,306
BAT Capital Corp. Company Guar. Notes 4.76% due 09/06/2049	3,396,000	3,687,850

		5,076,662

Transport-Equipment & Leasing — 0.0%
Aviation Capital Group Corp. Senior Notes 2.88% due 01/20/2022*	250,000	216,505
Aviation Capital Group LLC Senior Notes 3.88% due 05/01/2023*	100,000	81,720

		298,225

Transport-Rail — 0.2%
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	720,000	750,372
Burlington Northern Santa Fe LLC Senior Notes 3.55% due 02/15/2050	271,000	306,265
Burlington Northern Santa Fe LLC Senior Notes 3.65% due 09/01/2025	400,000	447,640
CSX Corp. Senior Notes 3.35% due 09/15/2049	85,000	90,825
CSX Corp. Senior Notes 3.80% due 04/15/2050	449,000	516,004
CSX Corp. Senior Notes 4.75% due 11/15/2048	345,000	449,841
Norfolk Southern Corp. Senior Notes 3.85% due 01/15/2024	221,000	237,937
Union Pacific Corp. Senior Notes 4.10% due 09/15/2067	100,000	114,185

		2,913,069

Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 2.50% due 05/11/2020	147,000	146,987
Ryder System, Inc. Senior Notes 2.88% due 09/01/2020	57,000	57,058

		204,045

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc. Company Guar. Notes 3.88% due 03/01/2026	245,000	265,058

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 03/14/2023*	360,000	361,552
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.13% due 08/01/2023*	250,000	259,447

		620,999

Veterinary Diagnostics — 0.2%
Elanco Animal Health, Inc. Senior Notes 5.02% due 08/28/2023	1,367,000	1,442,185
Elanco Animal Health, Inc. Senior Notes 5.65% due 08/28/2028	1,300,000	1,439,750

		2,881,935

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	251,000	286,707

Water — 0.1%
American Water Capital Corp. Senior Notes 2.80% due 05/01/2030	500,000	534,404
American Water Capital Corp. Senior Notes 3.45% due 06/01/2029	450,000	504,070

		1,038,474

Total U.S. Corporate Bonds & Notes (cost $500,338,244)		524,993,265

FOREIGN CORPORATE BONDS & NOTES — 7.8%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 4.75% due 10/11/2021*	300,000	311,202

Aerospace/Defense-Equipment — 0.0%
Airbus SE Senior Notes 3.15% due 04/10/2027*	245,000	245,316
Airbus SE Senior Notes 3.95% due 04/10/2047*	150,000	153,188

		398,504

Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 4.13% due 03/15/2035	300,000	322,008
Nutrien, Ltd. Senior Notes 4.20% due 04/01/2029	75,000	85,330
Nutrien, Ltd. Senior Notes 5.00% due 04/01/2049	110,000	141,830

		549,168

Airlines — 0.1%
Air Canada Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.30% due 07/15/2031*	197,565	170,589
Air Canada Pass-Through Trust Pass-Through Certs. Series 2017-1, Class A 3.55% due 07/15/2031*	278,806	226,954
Air Canada Pass-Through Trust Pass-Through Certs. Series 2013-1A, Class A 4.13% due 11/15/2026*	296,241	272,982
British Airways Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 3.30% due 06/15/2034*	394,816	342,614
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.80% due 03/20/2033*	303,966	266,730
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class A 4.13% due 03/20/2033*	406,746	317,262

		1,597,131

Banks-Commercial — 1.5%
ABN AMRO Bank NV Senior Notes 2.45% due 06/04/2020*	438,000	438,385
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	400,000	427,595
ABN AMRO Bank NV Sub. Notes 4.80% due 04/18/2026*	3,200,000	3,460,616
AIB Group PLC Senior Notes 4.75% due 10/12/2023*	585,000	605,422
ANZ New Zealand International, Ltd. Company Guar. Notes 2.55% due 02/13/2030*	740,000	751,718
ANZ New Zealand International, Ltd. Company Guar. Notes 2.85% due 08/06/2020*	250,000	251,032
ASB Bank, Ltd. Senior Notes 3.13% due 05/23/2024*	440,000	458,108
Australia & New Zealand Banking Group, Ltd. Sub. Notes 4.40% due 05/19/2026*	200,000	212,561
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	167,000	172,344
Banque Federative du Credit Mutuel SA Senior Notes 3.75% due 07/20/2023*	435,000	459,275
BNZ International Funding, Ltd. Company Guar. Notes 2.90% due 02/21/2022*	250,000	255,411
BPCE SA Sub. Notes 4.50% due 03/15/2025*	2,200,000	2,316,814
BPCE SA Sub. Notes 4.63% due 07/11/2024*	600,000	629,030
Commonwealth Bank of Australia Senior Notes 2.00% due 09/06/2021*	300,000	303,171
Commonwealth Bank of Australia Senior Notes 2.50% due 09/18/2022*	400,000	411,549
Commonwealth Bank of Australia Senior Notes 2.85% due 05/18/2026*	300,000	316,165
Commonwealth Bank of Australia Senior Notes 3.45% due 03/16/2023*	300,000	317,669

Commonwealth Bank of Australia Sub. Notes 3.74% due 09/12/2039*	325,000	330,320
Commonwealth Bank of Australia Sub. Notes 4.50% due 12/09/2025*	201,000	216,461
Cooperatieve Rabobank UA Company Guar. Notes 3.75% due 07/21/2026	485,000	510,316
Cooperatieve Rabobank UA Senior Notes 3.88% due 09/26/2023*	250,000	265,437
Cooperatieve Rabobank UA Company Guar. Notes 4.63% due 12/01/2023	400,000	426,234
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	528,000	556,689
Danske Bank A/S Senior Notes 2.00% due 09/08/2021*	200,000	199,921
Danske Bank A/S Senior Notes 2.70% due 03/02/2022*	200,000	202,528
HSBC Bank PLC Senior Notes 4.75% due 01/19/2021*	1,260,000	1,290,150
Industrial & Commercial Bank of China, Ltd. Senior Notes 2.45% due 10/20/2021	300,000	304,167
ING Groep NV Senior Notes 4.10% due 10/02/2023	925,000	989,837
Macquarie Bank, Ltd. Senior Notes 4.00% due 07/29/2025*	250,000	270,365
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*	300,000	301,897
National Australia Bank, Ltd. Senior Notes 2.50% due 07/12/2026	250,000	258,967
National Australia Bank, Ltd. Senior Notes 3.38% due 01/14/2026	250,000	270,904
National Australia Bank, Ltd. Sub. Notes 3.93% due 08/02/2034*	470,000	488,763
Nordea Bank AB Senior Notes 2.50% due 09/17/2020*	300,000	301,408
Nordea Bank AB Sub. Notes 4.25% due 09/21/2022*	450,000	468,709
Royal Bank of Canada Senior Notes 2.75% due 02/01/2022	198,000	203,769
Royal Bank of Canada Senior Notes 3.70% due 10/05/2023	900,000	964,283
Santander UK Group Holdings PLC Senior Notes 3.57% due 01/10/2023	400,000	407,580
Santander UK Group Holdings PLC Sub. Notes 4.75% due 09/15/2025*	200,000	207,642
Standard Chartered PLC Senior Notes 2.74% due 09/10/2022*	250,000	250,621
Standard Chartered PLC Senior Notes 2.82% due 01/30/2026*	460,000	457,764
Standard Chartered PLC Senior Notes 4.25% due 01/20/2023*	400,000	410,343
Standard Chartered PLC Senior Notes 4.31% due 05/21/2030*	200,000	214,906
Standard Chartered PLC Sub. Notes 4.87% due 03/15/2033*	250,000	260,662
Svenska Handelsbanken AB Company Guar. Notes 2.40% due 10/01/2020	400,000	403,050
Toronto-Dominion Bank Senior Notes 2.65% due 06/12/2024	620,000	646,548
Westpac Banking Corp. Senior Notes 2.60% due 11/23/2020	220,000	222,179
Westpac Banking Corp. Senior Notes 2.85% due 05/13/2026	200,000	209,697
Westpac Banking Corp. Sub. Notes 2.89% due 02/04/2030	2,703,000	2,668,710
Westpac Banking Corp. Sub. Notes 4.32% due 11/23/2031	300,000	318,374
Westpac Banking Corp. Sub. Notes 4.42% due 07/24/2039	265,000	292,121

		27,578,187

Beverages-Non-alcoholic — 0.0%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.75% due 01/22/2030	385,000	382,487

Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 2.13% due 04/29/2032	2,304,000	2,308,999

Cellular Telecom — 0.2%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	810,000	826,991

Rogers Communications, Inc. Company Guar. Notes 4.35% due 05/01/2049	275,000	331,019
Vodafone Group PLC Senior Notes 3.75% due 01/16/2024	190,000	205,027
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	450,000	537,982
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	226,000	282,526
Vodafone Group PLC Senior Notes 6.25% due 11/30/2032	300,000	402,644

		2,586,189

Diagnostic Equipment — 0.0%
DH Europe Finance II SARL Company Guar. Notes 3.25% due 11/15/2039	202,000	218,995

Diversified Banking Institutions — 1.9%
Banco Santander SA Senior Notes 3.13% due 02/23/2023	200,000	202,834
Bank of Nova Scotia Senior Notes 1.63% due 05/01/2023	1,250,000	1,249,969
Bank of Nova Scotia Sub. Notes 4.50% due 12/16/2025	90,000	98,092
Barclays PLC Senior Notes 3.68% due 01/10/2023	652,000	666,564
Barclays PLC Senior Notes 4.38% due 01/12/2026	2,344,000	2,519,831
Barclays PLC Senior Notes 4.61% due 02/15/2023	450,000	467,565
Barclays PLC Senior Notes 4.97% due 05/16/2029	1,576,000	1,780,366
BNP Paribas SA Senior Notes 3.05% due 01/13/2031*	515,000	517,555
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*	200,000	211,588
Credit Suisse Group AG Senior Notes 2.59% due 09/11/2025*	260,000	259,471
Credit Suisse Group AG Senior Notes 3.57% due 01/09/2023*	500,000	511,738
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*	250,000	264,896
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*	250,000	269,859
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.75% due 03/26/2025	2,860,000	3,030,674
Deutsche Bank AG Senior Notes 3.70% due 05/30/2024	450,000	435,524
Deutsche Bank AG Senior Notes 4.25% due 10/14/2021	300,000	301,959
HSBC Holdings PLC Senior Notes 2.65% due 01/05/2022	680,000	688,787
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	200,000	213,145
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	200,000	216,977
HSBC Holdings PLC Sub. Notes 6.50% due 05/02/2036	600,000	810,880
Lloyds Banking Group PLC Senior Notes 2.91% due 11/07/2023	200,000	203,332
Lloyds Banking Group PLC Senior Notes 3.75% due 01/11/2027	2,132,000	2,266,064
Lloyds Banking Group PLC Senior Notes 4.38% due 03/22/2028	221,000	246,103
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025	200,000	216,207
Macquarie Group, Ltd. Senior Notes 3.76% due 11/28/2028*	415,000	429,567
Macquarie Group, Ltd. Senior Notes 5.03% due 01/15/2030*	300,000	341,950
Macquarie Group, Ltd. Senior Notes 6.25% due 01/14/2021*	1,260,000	1,297,533
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	795,000	800,679
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.00% due 02/22/2022	88,000	90,069
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.41% due 03/07/2024	670,000	703,729
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.75% due 07/18/2039	355,000	391,497

Mizuho Financial Group, Inc. Senior Notes 2.23% due 05/25/2026	680,000	679,602
Mizuho Financial Group, Inc. Senior Notes 2.63% due 04/12/2021*	200,000	202,821
Mizuho Financial Group, Inc. Senior Notes 2.87% due 09/13/2030	337,000	343,797
NatWest Markets PLC Senior Notes 3.63% due 09/29/2022*	210,000	216,730
Royal Bank of Scotland Group PLC Sub. Notes 3.75% due 11/01/2029	477,000	475,785
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	250,000	262,165
Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025	200,000	211,805
Royal Bank of Scotland Group PLC Senior Notes 4.45% due 05/08/2030	450,000	502,744
Royal Bank of Scotland Group PLC Senior Notes 4.89% due 05/18/2029	200,000	224,791
Societe Generale SA Senior Notes 3.00% due 01/22/2030*	849,000	836,854
Societe Generale SA Senior Notes 3.88% due 03/28/2024*	650,000	679,077
Societe Generale SA Sub. Notes 4.25% due 04/14/2025*	250,000	256,682
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.44% due 10/19/2021	186,000	188,587
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.63% due 07/14/2026	188,000	194,158
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.78% due 07/12/2022	300,000	306,704
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.78% due 10/18/2022	247,000	253,751
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.85% due 01/11/2022	300,000	304,733
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.04% due 07/16/2029	600,000	629,004
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.10% due 01/17/2023	207,000	214,551
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.94% due 10/16/2023	1,000,000	1,070,694
UBS Group AG Senior Notes 3.13% due 08/13/2030*	280,000	291,951
UBS Group Funding Switzerland AG Senior Notes 2.86% due 08/15/2023*	200,000	204,055
UBS Group Funding Switzerland AG Senior Notes 3.00% due 04/15/2021*	3,097,000	3,130,123
UBS Group Funding Switzerland AG Senior Notes 4.13% due 09/24/2025*	1,827,000	2,009,376

		35,395,544

Diversified Financial Services — 0.3%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	4,381,000	4,565,735

Diversified Manufacturing Operations — 0.1%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 3.55% due 11/01/2024	150,000	159,107
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.35% due 10/15/2026*	300,000	309,681
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.90% due 05/27/2022*	250,000	259,249
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.13% due 03/16/2024*	250,000	266,150

		994,187

Diversified Minerals — 0.0%
Anglo American Capital PLC Company Guar. Notes 3.63% due 09/11/2024*	200,000	200,208
Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*	200,000	199,705

		399,913

Diversified Operations — 0.1%
CK Hutchison International 17, Ltd. Company Guar. Notes 2.88% due 04/05/2022*	300,000	305,089

CK Hutchison International 19, Ltd. Company Guar. Notes 3.63% due 04/11/2029*	610,000	674,577

		979,666

Electric-Distribution — 0.0%
China Southern Power Grid International Finance BVI Co., Ltd. Company Guar. Notes 3.50% due 05/08/2027*	360,000	389,641

Electric-Generation — 0.1%
Electricite de France SA Senior Notes 4.88% due 09/21/2038*	1,201,000	1,480,263
Korea Southern Power Co., Ltd. Senior Notes 3.00% due 01/29/2021*	200,000	203,272

		1,683,535

Electric-Integrated — 0.5%
Enel Finance International NV Company Guar. Notes 3.50% due 04/06/2028*	3,200,000	3,329,375
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*	5,631,000	5,892,330
Enel Finance International NV Company Guar. Notes 4.63% due 09/14/2025*	200,000	218,522
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	186,000	188,902

		9,629,129

Electronic Components-Misc. — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	1,915,000	1,904,659

Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 2.70% due 05/01/2025*	256,000	258,840

Finance-Investment Banker/Broker — 0.1%
Brookfield Finance, Inc. Company Guar. Notes 3.90% due 01/25/2028	148,000	152,115
Brookfield Finance, Inc. Company Guar. Notes 4.70% due 09/20/2047	171,000	172,998
Brookfield Finance, Inc. Company Guar. Notes 4.85% due 03/29/2029	197,000	216,339
Daiwa Securities Group, Inc. Senior Notes 3.13% due 04/19/2022*	183,000	184,096
Nomura Holdings, Inc. Senior Notes 2.65% due 01/16/2025	545,000	550,472

		1,276,020

Finance-Leasing Companies — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.30% due 01/23/2023	150,000	133,959
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 01/15/2025	180,000	156,124
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*	2,126,000	1,829,250
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	395,000	338,495
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*	2,610,000	2,263,966
BOC Aviation, Ltd. Senior Notes 2.75% due 09/18/2022*	200,000	199,352
BOC Aviation, Ltd. Senior Notes 3.50% due 10/10/2024*	200,000	202,856
Global Aircraft Leasing Co., Ltd. Senior Notes 6.50% due 09/15/2024*	1,825,000	1,104,125
Mitsubishi UFJ Lease & Finance Co., Ltd. Senior Notes 2.65% due 09/19/2022*	200,000	200,254
ORIX Corp. Senior Notes 2.90% due 07/18/2022	151,000	153,521

		6,581,902

Food-Meat Products — 0.0%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. Senior Notes 5.50% due 01/15/2030*	595,000	602,437

Gas-Distribution — 0.0%
Korea Gas Corp. Senior Notes 1.88% due 07/18/2021*	200,000	201,282

Gas-Transportation — 0.0%
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	285,000	298,527

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.50% due 06/14/2024	360,000	375,960

Insurance-Life/Health — 0.0%
AIA Group, Ltd. Senior Notes 3.90% due 04/06/2028*	250,000	275,706
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	400,000	411,116

		686,822

Insurance-Property/Casualty — 0.2%
Allied World Assurance Co. Holdings, Ltd. Company Guar. Notes 4.35% due 10/29/2025	2,500,000	2,554,907

Insurance-Reinsurance — 0.2%
Fairfax Financial Holdings, Ltd. Senior Notes 4.85% due 04/17/2028	2,637,000	2,677,710

Internet Content-Information/News — 0.1%
Prosus NV Senior Notes 3.68% due 01/21/2030*	2,510,000	2,512,137

Investment Management/Advisor Services — 0.0%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	125,000	132,448

Machinery-Farming — 0.1%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	1,488,000	1,482,758

Machinery-Pumps — 0.0%
nVent Finance SARL Company Guar. Notes 4.55% due 04/15/2028	225,000	242,647

Medical Products — 0.0%
Covidien International Finance SA Company Guar. Notes 2.95% due 06/15/2023	87,000	91,973

Medical-Drugs — 0.1%
AstraZeneca PLC Senior Notes 4.00% due 09/18/2042	110,000	135,275
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	140,000	207,426
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	167,000	173,651
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	707,000	767,836

		1,284,188

Medical-Generic Drugs — 0.3%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	450,000	461,208
Allergan Funding SCS Company Guar. Notes 3.80% due 03/15/2025	4,103,000	4,379,833
Allergan Funding SCS Company Guar. Notes 3.85% due 06/15/2024	230,000	246,469
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	200,000	201,192
Mylan NV Company Guar. Notes 3.95% due 06/15/2026	139,000	147,460

		5,436,162

Oil Companies-Exploration & Production — 0.0%
Alberta Energy Co., Ltd. Company Guar. Notes 7.38% due 11/01/2031	100,000	66,690
Alberta Energy Co., Ltd. Company Guar. Notes 8.13% due 09/15/2030	150,000	103,418

		170,108

Oil Companies-Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	214,000	221,641
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	180,000	190,662
Ecopetrol SA Senior Notes 4.13% due 01/16/2025	180,000	171,306
Ecopetrol SA Senior Notes 5.38% due 06/26/2026	193,000	191,072
Ecopetrol SA Senior Notes 5.88% due 09/18/2023	185,000	189,995
Eni SpA Senior Notes 4.00% due 09/12/2023*	2,645,000	2,695,528
Eni SpA Senior Notes 4.25% due 05/09/2029*	1,407,000	1,435,681
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	350,000	342,680
Petro-Canada Senior Notes 5.95% due 05/15/2035	200,000	211,766
Petro-Canada Senior Notes 7.88% due 06/15/2026	144,000	159,696
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	200,000	214,045

Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	90,000	96,861
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049	385,000	402,498

		6,523,431

Oil-Field Services — 0.0%
Schlumberger Investment SA Company Guar. Notes 3.30% due 09/14/2021*	540,000	542,040

Paper & Related Products — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT VRS Sec. Notes 0.00% due 04/28/2027†*(4)(9)	693,547	20,806
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 3.76% (3 ML+3.00%) due 04/30/2023†*(9)	16,922	0
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 3.76% (3 ML+3.00%) due 04/28/2027†*(9)	1,756,853	0

		20,806

Pipelines — 0.2%
Enbridge, Inc. Company Guar. Notes 4.25% due 12/01/2026	2,425,000	2,557,798
Enbridge, Inc. Company Guar. Notes 4.50% due 06/10/2044	150,000	152,159
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	270,000	272,554
TransCanada PipeLines, Ltd. Senior Notes 3.75% due 10/16/2023	360,000	374,565
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038	300,000	319,292
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	185,000	205,661

		3,882,029

Property Trust — 0.0%
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. Company Guar. Notes 3.40% due 09/30/2026*	263,000	276,026

Real Estate Investment Trusts — 0.0%
Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 3.50% due 02/12/2025*	400,000	399,794

Real Estate Operations & Development — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust Senior Notes 3.13% due 03/20/2022*	235,000	236,757
Ontario Teachers’ Cadillac Fairview Properties Trust Senior Notes 3.88% due 03/20/2027*	243,000	247,316

		484,073

Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Senior Notes 2.95% due 01/25/2030*	230,000	225,130
Alimentation Couche-Tard, Inc. Senior Notes 3.80% due 01/25/2050*	400,000	375,373

		600,503

Soap & Cleaning Preparation — 0.3%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.38% due 06/24/2022*	200,000	203,634
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.75% due 06/26/2024*	4,958,000	5,115,574

		5,319,208

Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Notes 3.60% due 01/19/2027*	150,000	163,161
Deutsche Telekom International Finance BV Company Guar. Notes 4.88% due 03/06/2042*	400,000	491,504
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	265,000	295,462

		950,127

Tobacco — 0.3%
Imperial Brands Finance PLC Company Guar. Notes 3.75% due 07/21/2022*	4,571,000	4,631,373

Total Foreign Corporate Bonds & Notes (cost $139,028,674)		142,369,109

U.S. GOVERNMENT AGENCIES — 27.6%
Federal Home Loan Mtg. Corp. — 6.3%
3.00% due 01/01/2038	1,408,114	1,494,464
3.00% due 08/15/2042 STRIPS(1)	1,244,905	1,331,132
3.00% due 03/01/2043	1,065,313	1,144,636
3.00% due 04/01/2043	77,566	83,700
3.00% due 05/01/2043	127,821	138,914
3.00% due 01/15/2044 STRIPS(1)	501,912	550,495
3.00% due 10/01/2046	5,662,673	6,082,986
3.00% due 02/01/2047	1,726,267	1,847,363
3.00% due 03/01/2048	1,278,913	1,352,683
3.00% due 09/01/2048	271,925	287,380

3.00% due 11/01/2048	1,895,106	2,002,603
3.50% due 11/01/2037	907,225	966,935
3.50% due 05/01/2038	264,381	281,781
3.50% due 02/01/2042	126,947	138,223
3.50% due 05/01/2042	44,895	48,600
3.50% due 07/01/2042	201,104	217,112
3.50% due 07/15/2042 STRIPS(1)	2,224,833	2,491,319
3.50% due 03/01/2043	114,706	123,848
3.50% due 09/01/2045	4,171,729	4,481,208
3.50% due 12/01/2045	2,334,511	2,510,209
3.50% due 11/01/2046	2,735,182	2,908,669
3.50% due 12/01/2046	1,515,498	1,613,093
3.50% due 03/01/2048	4,208,085	4,469,409
3.50% due 06/01/2048	1,416,951	1,500,218
3.50% due 05/01/2049	431,607	460,038
3.50% due 10/01/2049	2,282,395	2,409,658
4.00% due 07/01/2025	70,156	74,140
4.00% due 08/01/2037	176,338	190,725
4.00% due 10/01/2040	120,160	131,280
4.00% due 11/01/2040	74,865	81,804
4.00% due 01/01/2041	717,280	783,930
4.00% due 04/01/2044	896,327	979,546
4.00% due 01/01/2046	955,984	1,046,815
4.00% due 09/01/2049	1,957,801	2,113,497
4.00% due 01/01/2050	1,727,930	1,840,150
4.50% due 07/01/2025	17,955	19,208
4.50% due 07/01/2040	578,039	640,829
4.50% due 03/01/2041	25,765	28,256
4.50% due 05/01/2041	79,438	88,181
4.50% due 05/01/2042	1,441,987	1,599,400
4.50% due 06/01/2048	1,624,199	1,785,770
5.00% due 11/01/2035	14,158	16,134
5.00% due 10/01/2036	29,452	33,612
5.00% due 12/01/2036	15,448	17,627
5.00% due 10/01/2037	5,542	6,327
5.00% due 08/01/2039	25,817	29,487
5.00% due 01/01/2040	28,373	32,431
5.00% due 04/01/2040	18,796	21,487
5.50% due 05/01/2036	6,257	7,146
5.50% due 12/01/2036	2,032	2,285
5.50% due 01/01/2038	21,218	24,223
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2016-K59, Class B 3.70% due 11/25/2049*(3)(4)	690,000	693,142
Series 2015-K44, Class B 3.81% due 01/25/2048*(3)(4)	3,390,000	3,510,943
Series 2016-K722, Class B 3.97% due 07/25/2049*(3)(4)	625,000	633,022
Series 2014-K40, Class C 4.21% due 11/25/2047*(3)(4)	639,000	612,440
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series KJO2, Class A2 2.60% due 09/25/2020(3)	818	820
Series KSMC, Class A2 2.62% due 01/25/2023(3)	10,325,000	10,781,119
Series K718, Class A2 2.79% due 01/25/2022(3)	1,699,000	1,748,875
Series K044, Class A2 2.81% due 01/25/2025(3)	1,464,000	1,577,104
Series KJ09, Class A2 2.84% due 09/25/2022(3)	531,605	555,355
Series K066, Class A2 3.12% due 06/25/2027(3)	964,000	1,075,468
Series K065, Class A2 3.24% due 04/25/2027(3)	776,000	871,553
Series K060, Class A2 3.30% due 10/25/2026(3)	1,141,000	1,280,987
Series K029, Class A2 3.32% due 02/25/2023(3)	3,000,000	3,186,761
Series K065, Class AM 3.33% due 05/25/2027(3)	416,000	468,304
Series K073, Class A2 3.35% due 01/25/2028(3)	1,154,000	1,310,329
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. FRS
Series KF-12, Class A 1.69% (1 ML+0.70%) due 09/25/2022(3)	175,143	175,232
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K103, Class X1 0.76% due 11/25/2029(3)(4)(6)	7,506,277	376,011
Series K097, Class X1 1.22% due 07/25/2029(3)(4)(6)	1,927,834	160,126
Series K098, Class X1 1.27% due 08/25/2029(3)(4)(6)	3,345,975	289,438
Series K714, Class A2 3.03% due 10/25/2020(3)(4)	789,501	792,641
Series K033, Class A2 3.06% due 07/25/2023(3)(4)	1,172,000	1,245,321
Series K030, Class A2 3.25% due 04/25/2023(3)(4)	5,200,000	5,522,766
Series K070, Class A2 3.30% due 11/25/2027(3)(4)	681,000	769,766
Series K047, Class A2 3.33% due 05/25/2025(3)(4)	2,283,000	2,524,347
Series W5FX, Class AFX 3.34% due 04/25/2028(3)(4)	719,000	791,817
Series K077, Class AM 3.85% due 05/25/2028(3)(4)	2,745,000	3,213,670
Series K081, Class A2 3.90% due 08/25/2028(3)(4)	1,255,000	1,484,762
Series K080, Class A2 3.93% due 07/25/2028(3)(4)	664,000	787,213
Series K085, Class A2 4.06% due 10/25/2028(3)(4)	955,000	1,150,710

Federal Home Loan Mtg. Corp. REMIC
Series 3382, Class OA zero coupon due 11/15/2037(1)(11)	562,151	519,545
Series 3582, Class MO zero coupon due 10/15/2039(1)(11)	503,698	482,235
Series 4371, Class GZ 2.00% due 05/15/2042(1)	1,337,511	1,329,033
Series 4533, Class GA 3.00% due 06/15/2028(1)	392,325	411,484
Series 4474, Class HJ 3.00% due 07/15/2039(1)	154,419	165,654
Series 3934, Class PG 3.00% due 07/15/2041(1)	302,134	319,115
Series 4058, Class ME 3.50% due 06/15/2042(1)	126,000	144,963
Series 4374, Class NC 3.75% due 02/15/2046(1)	112,918	113,786
Series 4623, Class WI 4.00% due 08/15/2044(1)(6)	83,107	10,367
Series 4784, Class NZ 4.00% due 05/15/2048(1)	1,814,264	1,987,247
Series 4471, Class PI 4.50% due 12/15/2040(1)(6)	77,113	7,378
Series 2691, Class ZU 5.50% due 09/15/2033(1)	1,901,240	2,212,313
Series 3845, Class AI 5.50% due 02/15/2036(1)(6)	68,504	13,631
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4077, Class MF 1.31% (1 ML+0.50%) due 07/15/2042(1)	316,372	315,816
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MA 3.00% due 02/25/2059(1)	518,793	541,920
Series 2019-4, Class MV 3.00% due 02/25/2059(1)	226,528	244,453
Series 2019-1, Class MT 3.50% due 07/25/2058(1)	1,959,067	2,142,069
Series 2019-2, Class MA 3.50% due 08/25/2058(1)	31,294	33,505
Series 2019-2, Class MV 3.50% due 08/25/2058(1)	173,598	193,243
Series 2019-3, Class MA 3.50% due 10/25/2058(1)	394,744	420,344
Series 2019-3, Class MB 3.50% due 10/25/2058(1)	780,662	899,832
Series 2019-3, Class MV 3.50% due 10/25/2058(1)	223,892	249,244
Series 2019-4, Class M55D 4.00% due 02/25/2059(1)	1,659,312	1,804,551

		114,682,736

Federal National Mtg. Assoc. — 13.7%
2.38% due 03/01/2023	7,067,302	7,346,330
2.41% due 05/01/2023	100,809	104,816
2.42% due 10/01/2029	1,900,000	2,069,564
2.50% due 11/01/2031	86,196	90,241
2.50% due 11/01/2046	716,046	750,280
2.50% due 02/01/2050	1,735,959	1,811,531
2.55% due 05/01/2023	103,909	108,453
2.70% due 04/01/2025	9,626,952	10,350,712
2.77% due 03/01/2022	460,854	471,809
2.82% due 07/01/2022	2,953,036	3,044,432
2.83% due 05/01/2027	2,500,000	2,756,971
2.83% due 06/01/2027	2,000,000	2,208,347
2.84% due 04/01/2025	3,823,157	4,129,910
2.89% due 05/01/2027	3,732,515	4,100,082
2.92% due 02/01/2030	1,608,336	1,766,627
2.92% due 05/01/2030	2,000,000	2,265,195
2.93% due 01/01/2025	2,869,161	3,097,958
2.94% due 05/01/2030	1,680,000	1,860,739
2.96% due 06/01/2027	1,874,458	2,069,361
2.97% due 06/01/2030	1,936,954	2,141,206
3.00% due 11/01/2028	246,484	261,524
3.00% due 12/01/2031	992,702	1,053,095
3.00% due 08/01/2033	1,572,782	1,657,930
3.00% due 07/01/2037	426,719	452,653
3.00% due 11/01/2037	802,603	851,690
3.00% due 05/01/2043	466,501	494,780
3.00% due 06/01/2043	1,473,183	1,584,675
3.00% due 09/01/2046	1,122,020	1,204,940
3.00% due 11/01/2046	4,003,344	4,299,205
3.00% due 12/01/2046	627,368	664,104
3.00% due 01/01/2048	2,693,882	2,845,518
3.00% due 02/01/2048	463,780	489,886
3.00% due 08/01/2049	2,180,498	2,306,829
3.03% due 04/01/2030	2,000,000	2,233,305
3.04% due 12/01/2024	2,516,042	2,723,056
3.07% due 09/01/2024	4,067,249	4,391,957
3.10% due 09/01/2025	3,222,551	3,540,496
3.12% due 06/01/2035	2,000,000	2,283,783
3.13% due 04/01/2030	5,000,000	5,604,735
3.13% due 06/01/2030	1,000,000	1,152,318
3.16% due 02/01/2032	2,765,055	3,199,438
3.20% due 06/01/2030	986,598	1,112,179
3.23% due 11/01/2020	4,336,227	4,337,411
3.30% due 10/01/2021	11,154,791	11,385,821
3.30% due 07/01/2030	1,005,000	1,149,822
3.49% due 12/01/2020	3,682,524	3,715,140
3.50% due 04/01/2038	767,888	818,590
3.50% due 01/01/2041	900,474	971,681
3.50% due 11/01/2041	15,850	17,254
3.50% due 01/01/2042	243,964	266,166
3.50% due 04/01/2043	110,698	119,485
3.50% due 07/01/2043	1,082,002	1,167,893
3.50% due 08/01/2043	494,824	534,102
3.50% due 03/01/2045	915,427	983,817
3.50% due 11/01/2045	568,793	611,181
3.50% due 03/01/2046	351,739	375,284
3.50% due 07/01/2046	1,545,777	1,672,401
3.50% due 12/01/2046	1,356,971	1,443,931
3.50% due 01/01/2047	3,223,440	3,424,772
3.50% due 11/01/2048	611,129	649,047
3.50% due 12/01/2049	868,595	917,028
3.50% due 01/01/2050	2,561,849	2,704,723
3.66% due 10/01/2028	1,857,709	2,156,195
3.76% due 12/01/2035	1,873,451	2,256,122
3.77% due 12/01/2025	1,468,825	1,660,475

3.81% due 12/01/2028	920,000	1,091,842
3.95% due 01/01/2027	135,381	153,903
3.99% due 07/01/2021	422,628	431,374
4.00% due 01/01/2035	3,674,665	4,019,610
4.00% due 09/01/2040	2,289,809	2,505,348
4.00% due 11/01/2040	1,539,977	1,684,741
4.00% due 02/01/2041	178,431	195,217
4.00% due 06/01/2041	1,207,294	1,320,573
4.00% due 10/01/2041	1,071,461	1,172,247
4.00% due 11/01/2041	473,011	517,706
4.00% due 01/01/2042	3,598,699	3,939,006
4.00% due 04/01/2042	640,589	700,911
4.00% due 10/01/2042	683,223	747,559
4.00% due 12/01/2042	413,450	452,365
4.00% due 01/01/2043	1,390,392	1,520,802
4.00% due 06/01/2043	741,544	811,107
4.00% due 07/01/2043	467,280	511,271
4.00% due 04/01/2044	354,477	387,734
4.00% due 06/01/2045	1,418,800	1,550,463
4.00% due 08/01/2048	1,457,363	1,553,710
4.00% due 10/01/2049	1,785,510	1,928,365
4.00% due 11/01/2049	2,195,808	2,336,657
4.08% due 01/01/2029	804,500	938,868
4.30% due 06/01/2021	895,087	920,217
4.50% due 05/01/2025	10,054	10,750
4.50% due 03/01/2034	68,636	75,346
4.50% due 05/01/2040	25,721	28,578
4.50% due 10/01/2040	30,110	33,458
4.50% due 02/01/2041	789,717	877,176
4.50% due 04/01/2041	1,342,067	1,491,120
4.50% due 07/01/2042	706,418	784,396
4.50% due 11/01/2042	1,551,894	1,722,463
4.50% due 01/01/2043	1,153,421	1,280,765
4.50% due 04/01/2044	87,140	96,760
4.50% due 06/01/2044	3,155,745	3,500,254
4.50% due 07/01/2049	2,295,782	2,520,266
4.50% due 09/01/2049	1,125,488	1,252,313
5.00% due 03/01/2034	15,236	17,047
5.00% due 04/01/2034	20,282	23,153
5.00% due 05/01/2035	11,753	13,414
5.00% due 07/01/2035	43,176	48,903
5.00% due 08/01/2035	28,057	32,023
5.00% due 09/01/2035	9,137	10,422
5.00% due 10/01/2035	37,018	42,308
5.00% due 10/01/2039	18,082	20,644
5.00% due 11/01/2039	42,753	48,822
5.00% due 12/01/2039	44,296	50,612
5.00% due 02/01/2040	36,789	42,057
5.00% due 06/01/2040	27,367	31,278
5.00% due 03/01/2042	4,967,678	5,654,943
5.50% due 11/01/2034	2,978	3,404
5.50% due 01/01/2036	112,694	128,751
5.50% due 11/01/2036	35,707	40,835
5.50% due 06/01/2037	109,204	124,628
5.50% due 08/01/2037	103,951	118,806
5.50% due 01/01/2038	17,859	20,352
5.50% due 12/01/2038	2,467,255	2,819,157
5.56% due 03/01/2038	1,475,732	1,734,225
6.00% due 02/01/2033	39,557	44,045
6.00% due 10/01/2035	9,804	11,177
6.00% due 01/01/2036	15,048	17,376
6.00% due 02/01/2037	10,736	12,400
6.00% due 03/01/2037	6,029	6,960
6.00% due 04/01/2037	11,329	13,056
6.00% due 06/01/2037	105,602	121,697
6.00% due 06/01/2038	47,954	55,384
6.00% due 10/01/2038	6,454	7,433
Federal National Mtg. Assoc. Grantor Trust
Series 2017-T1, Class A 2.90% due 06/25/2027	1,523,820	1,639,438
Federal National Mtg. Assoc. REMIC
Series 2008-11, Class DO zero coupon due 03/25/2038(1)(11)	899,581	833,661
Series 2012-96, Class CB 1.50% due 04/25/2039(1)	417,161	420,558
Series 2013-53, Class CB 2.00% due 10/25/2040(1)	133,625	136,830
Series 2016-19, Class AD 2.00% due 04/25/2046(1)	245,038	252,014
Series 2015-M7, Class A2 2.59% due 12/25/2024(3)	3,172,731	3,330,348
Series 2015-M3, Class A2 2.72% due 10/25/2024(3)	14,505,457	15,389,954
Series 2013-1, Class YI 3.00% due 02/25/2033(1)(6)	261,526	28,505
Series 2013-64, Class KI 3.00% due 02/25/2033(1)(6)	65,507	6,015
Series 2016-38, Class NA 3.00% due 01/25/2046(1)	531,553	548,191
Series 2010-43, Class AH 3.25% due 05/25/2040(1)	152,898	164,384
Series 2014-7, Class VA 3.50% due 05/25/2025(1)	379,926	398,227
Series 2014-10, Class KM 3.50% due 09/25/2043(1)	382,040	405,893
Series 2014-35, Class CA 3.50% due 06/25/2044(1)	226,028	241,937
Series 2011-104, Class NY 4.00% due 03/25/2039(1)	826,528	858,178
Series 2010-113, Class GB 4.00% due 10/25/2040(1)	163,910	181,755
Series 2016-40, Class IQ 4.00% due 07/25/2046(1)(6)	289,168	54,502
Series 2010-45, Class A1 5.00% due 02/25/2021(1)(6)	472	0
Series 2010-47, Class MB 5.00% due 09/25/2039(1)	1,556,863	1,792,493
Series 2005-93, Class PZ 5.50% due 10/25/2035(1)	1,562,722	1,931,895
Series 2002-56, Class ZQ 6.00% due 09/25/2032(1)	446,561	527,615
Series 2005-109, Class GE 6.00% due 12/25/2035(1)	1,397,000	1,655,926
Series 2009-39, Class Z 6.00% due 06/25/2039(1)	2,721,706	3,048,806

Federal National Mtg. Assoc. REMIC FRS
Series 2015-M17, Class FA 2.59% (1 ML+0.93%) due 11/25/2022(3)	296,957	296,831
Federal National Mtg. Assoc. REMIC VRS
Series 2017-M3, Class A2 2.57% due 12/25/2026(3)(4)	349,655	376,884
Series 2017-M4, Class A2 2.67% due 12/25/2026(3)(4)	2,403,000	2,604,072
Series 2015-N8, Class A2 2.90% due 01/25/2025(3)(4)	2,000,000	2,126,862
Series 2017-M8, Class A2 3.06% due 05/25/2027(3)(4)	1,200,000	1,317,984
Series 2015-M10, Class A2 3.09% due 04/25/2027(3)(4)	1,556,000	1,694,568
Series 2015-M2, Class A3 3.14% due 12/25/2024(3)(4)	819,101	882,275
Series 2018-M4, Class A2 3.15% due 03/25/2028(3)(4)	845,000	951,430
Series 2017-M12, Class A2 3.18% due 06/25/2027(3)(4)	1,248,000	1,367,494
Series 2018-M3, Class A2 3.19% due 02/25/2030(3)(4)	606,000	685,210
Series 2017-M5, Class A2 3.30% due 04/25/2029(3)(4)	1,062,000	1,192,811
Series 2018-M10, Class A2 3.50% due 07/25/2028(3)(4)	1,514,000	1,737,665
Series 2019-M2, Class A2 3.75% due 11/25/2028(3)(4)	2,250,000	2,585,461
Series 2018-M12, Class A2 3.78% due 08/25/2030(3)(4)	1,800,000	2,139,478

		250,477,704

Government National Mtg. Assoc. — 6.0%
3.00% due 11/20/2044	446,134	477,370
3.00% due 04/20/2045	586,050	626,719
3.00% due 04/20/2046	159,163	170,003
3.00% due 08/20/2046	290,006	309,792
3.00% due 09/20/2046	733,879	784,241
3.00% due 09/20/2047	1,216,605	1,298,045
3.00% due 11/20/2047	3,735,296	3,997,558
3.00% due 01/20/2048	6,172,767	6,580,978
3.00% due 04/20/2050	475,000	506,183
3.00% due May 30 TBA	500,000	532,258
3.00% due June 30 TBA	450,000	478,101
3.50% due 10/20/2033	894,725	958,649
3.50% due 11/15/2040	67,736	72,729
3.50% due 12/15/2041	123,384	136,279
3.50% due 02/15/2042	160,455	173,053
3.50% due 04/15/2042	22,381	24,184
3.50% due 05/20/2046	790,659	850,573
3.50% due 11/20/2047	9,999,298	10,681,219
3.50% due 09/20/2049	1,444,659	1,532,623
3.50% due 10/20/2049	926,551	983,207
3.50% due 11/20/2049	1,129,197	1,199,589
3.50% due 12/20/2049	3,329,069	3,540,574
4.00% due 12/20/2042	1,193,175	1,324,958
4.00% due 09/20/2044	392,221	429,567
4.00% due 03/20/2048	140,662	150,456
4.00% due 05/20/2048	371,851	396,301
4.00% due 07/20/2049	719,706	764,534
4.00% due 10/20/2049	1,118,674	1,191,150
4.25% due 01/20/2045	1,440,239	1,597,355
4.25% due 02/20/2045	1,616,739	1,795,040
4.25% due 04/20/2045	1,388,706	1,541,602
4.25% due 06/20/2045	877,748	974,519
4.50% due 04/15/2039	73,058	84,354
4.50% due 05/15/2039	32,480	36,469
4.50% due 09/15/2039	46,149	52,291
4.50% due 01/15/2040	159,859	176,524
4.50% due 02/15/2040	210,548	233,133
4.50% due 03/15/2040	68,307	74,602
4.50% due 04/15/2040	97,536	107,633
4.50% due 06/15/2040	142,586	158,447
4.50% due 07/15/2040	45,476	50,364
4.50% due 01/20/2041	84,910	93,439
4.50% due 06/20/2041	84,992	93,533
4.50% due 09/20/2041	1,323,456	1,456,447
4.50% due 07/20/2045	1,088,787	1,176,523
4.50% due 05/20/2048	1,698,787	1,837,664
4.50% due 04/20/2049	189,140	202,376
4.50% due 07/20/2049	787,006	841,581
4.50% due 09/20/2049	4,099,281	4,554,513
4.50% due 11/20/2049	2,350,949	2,578,684
5.50% due 12/15/2036	52,661	58,724
5.50% due 04/15/2038	12,686	14,220
5.50% due 01/20/2042	41,679	46,907
6.00% due 12/15/2032	15,634	17,348
6.00% due 01/15/2039	34,855	38,674
Government National Mtg. Assoc. REMIC
Series 2010-157, Class OP zero coupon due 12/20/2040(1)(11)	205,778	196,229
Series 2013-169, Class KV 2.50% due 07/20/2032(1)	225,000	239,184
Series 2011-123, Class MA 4.00% due 07/20/2041(1)	162,000	180,897
Series 2012-12, Class KN 4.50% due 09/20/2041(1)	149,295	166,401
Series 2005-55, Class Z 4.75% due 07/20/2035(1)	2,934,220	3,297,637
Series 2009-92, Class ZC 5.00% due 10/20/2039(1)	1,371,829	1,566,324
Series 2010-105, Class B 5.00% due 08/20/2040(1)	1,381,627	1,595,639
Series 2009-33, Class DB 5.50% due 05/20/2039(1)	45,683	45,769
Government National Mtg. Assoc. REMIC FRS
Series 2015-H15, Class FJ 1.80% (1 ML+0.44%) due 06/20/2065(1)	756,969	751,508
Series 2015-H16, Class FG 1.80% (1 ML+0.44%) due 07/20/2065(1)	1,278,364	1,269,074

Series 2015-H16, Class FL 1.80% (1 ML+0.44%) due 07/20/2065(1)	2,842,541	2,821,195
Series 2011-H06, Class FA 1.81% (1 ML+0.45%) due 02/20/2061(1)	1,113,838	1,108,825
Series 2015-H05, Class FC 1.84% (1 ML+0.48%) due 02/20/2065(1)	3,445,093	3,441,960
Series 2015-H06, Class FA 1.84% (1 ML+0.48%) due 02/20/2065(1)	2,585,226	2,573,491
Series 2015-H08, Class FC 1.84% (1 ML+0.48%) due 03/20/2065(1)	6,198,792	6,163,818
Series 2015-H10, Class FC 1.84% (1 ML+0.48%) due 04/20/2065(1)	3,600,095	3,578,642
Series 2015-H12, Class FA 1.84% (1 ML+0.48%) due 05/20/2065(1)	2,177,290	2,154,928
Series 2013-H18, Class EA 1.86% (1 ML+0.50%) due 07/20/2063(1)	1,765,667	1,761,497
Series 2015-H23, Class FB 1.88% (1 ML+0.52%) due 09/20/2065(1)	1,094,718	1,090,008
Series 2015-H26, Class FG 1.88% (1 ML+0.52%) due 10/20/2065(1)	762,984	759,562
Series 2012-H08, Class FB 1.96% (1 ML+0.60%) due 03/20/2062(1)	1,349,532	1,349,095
Series 2014-H09, Class TA 1.96% (1 ML+0.60%) due 04/20/2064(1)	894,854	894,355
Series 2015-H29, Class FL 1.96% (1 ML+0.60%) due 11/20/2065(1)	2,745,879	2,742,252
Series 2015-H30, Class FE 1.96% (1 ML+0.60%) due 11/20/2065(1)	3,048,708	3,044,424
Series 2015-H32, Class FH 2.02% (1 ML+0.66%) due 12/20/2065(1)	915,244	916,135
Series 2015-H07, Class ES 2.13% (1 ML+0.47%) due 02/20/2065(1)	1,946,356	1,941,173
Series 2016-H26, Class FC 2.36% (1 ML+1.00%) due 12/20/2066(1)	568,693	574,695
Government National Mtg. Assoc. REMIC VRS
Series 2014-168, Class VB 3.39% due 06/16/2047(3)(4)	792,095	851,384
Series 2015-137, Class WA 5.49% due 01/20/2038(1)(4)	42,972	50,710
Series 2015-137, Class W 5.56% due 10/20/2040(1)(4)	2,183,117	2,546,481

		109,737,151

Resolution Funding Corp — 0.1%
zero coupon due 07/15/2020	1,350,000	1,348,977
zero coupon due 01/15/2030	1,000,000	872,769

		2,221,746

Small Business Administration — 0.4%
Series 2013-20D, Class 1 2.08% due 04/01/2033	838,933	856,571
Series 2012-20H, Class 1 2.37% due 08/01/2032	457,355	472,330
Series 2013-20F, Class 1 2.45% due 06/01/2033	1,228,238	1,261,712
Series 2013-20G, Class 1 3.15% due 07/01/2033	1,635,045	1,725,355
Series 2013-20H, Class 1 3.16% due 08/01/2033	1,532,703	1,619,453
Series 2013-20I, Class 1 3.62% due 09/01/2033	766,920	822,468

		6,757,889

Tennessee Valley Authority — 0.1%
4.25% due 09/15/2065	405,000	646,738
4.63% due 09/15/2060	240,000	383,086

		1,029,824

Uniform Mtg. Backed Securities — 1.0%
2.00% due June 30 TBA	275,000	279,915
2.50% due June 15 TBA	5,350,000	5,589,287
2.50% due June 30 TBA	5,000,000	5,199,523
3.00% due June 15 TBA	1,700,000	1,791,096
3.00% due June 30 TBA	5,000,000	5,274,109

		18,133,930

Total U.S. Government Agencies (cost $483,104,199)		503,040,980

U.S. GOVERNMENT TREASURIES — 12.6%
United States Treasury Bonds — 8.8%
zero coupon due 08/15/2021 STRIPS	2,430,000	2,423,879
zero coupon due 11/15/2021 STRIPS	1,335,000	1,330,639
zero coupon due 02/15/2022 STRIPS	2,070,000	2,062,216
zero coupon due 05/15/2022 STRIPS	3,980,000	3,961,055
zero coupon due 08/15/2022 STRIPS	1,785,000	1,775,775
zero coupon due 11/15/2022 STRIPS	7,260,000	7,214,842
zero coupon due 02/15/2023 STRIPS	7,735,000	7,671,552
zero coupon due 05/15/2023 STRIPS	8,880,000	8,804,797
zero coupon due 08/15/2023 STRIPS	3,185,000	3,150,209
zero coupon due 05/15/2024 STRIPS	90,000	88,530
zero coupon due 11/15/2024 STRIPS	710,000	696,906
zero coupon due 02/15/2025 STRIPS	800,000	782,704
zero coupon due 08/15/2026 STRIPS	90,000	86,831
zero coupon due 08/15/2027 STRIPS	1,170,000	1,117,839
zero coupon due 11/15/2027 STRIPS	1,620,000	1,543,570
zero coupon due 02/15/2028 STRIPS	1,800,000	1,709,552
zero coupon due 08/15/2028 STRIPS	1,440,000	1,360,631
zero coupon due 11/15/2028 STRIPS	1,260,000	1,187,651
zero coupon due 11/15/2029 STRIPS	710,000	660,539
zero coupon due 02/15/2030 STRIPS	1,330,000	1,234,898

zero coupon due 11/15/2030 STRIPS	1,270,000	1,167,711
zero coupon due 02/15/2031 STRIPS	800,000	733,044
zero coupon due 08/15/2031 STRIPS	2,000,000	1,821,159
zero coupon due 02/15/2033 STRIPS	490,000	436,808
zero coupon due 05/15/2033 STRIPS	400,000	354,966
zero coupon due 08/15/2033 STRIPS	630,000	556,714
zero coupon due 02/15/2034 STRIPS	1,765,000	1,548,107
zero coupon due 08/15/2034 STRIPS	540,000	470,075
zero coupon due 11/15/2034 STRIPS	630,000	545,965
zero coupon due 02/15/2035 STRIPS	540,000	464,412
zero coupon due 05/15/2035 STRIPS	990,000	851,342
1.75% due 01/15/2028 TIPS(7)	1,444,541	1,683,149
2.00% due 02/15/2050	8,000,000	9,436,562
2.25% due 08/15/2046	6,687,000	8,137,243
2.38% due 11/15/2049	550,000	698,736
2.50% due 01/15/2029 TIPS(7)	4,590,021	5,761,428
2.50% due 02/15/2045	3,900,000	4,922,531
2.75% due 08/15/2042	1,800,000	2,343,023
2.75% due 11/15/2042	150,000	195,234
2.88% due 05/15/2043	13,146,800	17,464,702
2.88% due 08/15/2045	2,600,000	3,503,805
2.88% due 05/15/2049(12)	5,169,000	7,178,449
3.00% due 11/15/2044	317,000	433,584
3.00% due 02/15/2048	330,000	463,263
3.13% due 02/15/2043	3,050,000	4,203,281
3.50% due 02/15/2039	3,251,000	4,671,535
3.63% due 08/15/2043	2,975,000	4,419,851
3.63% due 02/15/2044	1,250,000	1,865,771
3.75% due 11/15/2043	13,839,000	20,973,653
4.25% due 11/15/2040	543,000	858,385
4.38% due 02/15/2038	1,009,000	1,585,825
4.38% due 05/15/2041	1,400,000	2,258,430
5.25% due 11/15/2028	90,000	125,336

		160,998,694

United States Treasury Notes — 3.8%
0.13% due 01/15/2022 TIPS(7)	4,434,064	4,394,166
1.13% due 02/28/2025	10,000,000	10,378,906
1.38% due 01/31/2022	10,000,000	10,204,297
1.38% due 08/31/2023	3,500,000	3,628,652
1.50% due 02/28/2023	2,000,000	2,071,328
1.63% due 02/15/2026	11,400	12,168
1.63% due 08/15/2029	400,000	437,047
1.75% due 02/28/2022	5,700,000	5,861,203
1.75% due 07/15/2022	3,450,000	3,566,977
1.75% due 09/30/2022	1,500,000	1,555,254
1.75% due 01/31/2023	4,000,000	4,165,781
1.75% due 05/15/2023	2,808,000	2,935,018
1.75% due 12/31/2024	4,703,800	5,010,282
1.75% due 12/31/2026	1,887,300	2,042,191
1.75% due 11/15/2029	720,000	796,134
1.88% due 11/30/2021	2,400,000	2,463,844
2.13% due 06/30/2022	1,000,000	1,041,484
2.13% due 02/29/2024	263,000	281,174
2.25% due 10/31/2024	1,000,000	1,085,352
2.25% due 11/15/2024	58,000	62,975
2.25% due 11/15/2025	430,000	473,017
2.25% due 02/15/2027	309,000	345,127
2.50% due 08/15/2023	2,000,000	2,146,250
2.75% due 05/31/2023	377,000	405,820
2.75% due 11/15/2023	600,000	651,820
2.88% due 05/31/2025	3,041,000	3,423,620
2.88% due 05/15/2028	245,000	289,569

		69,729,456

Total U.S. Government Treasuries (cost $202,359,701)		230,728,150

MUNICIPAL BONDS & NOTES — 1.6%
Escambia County Health Facilities Authority Revenue Bonds 3.61% due 08/15/2040	655,000	631,348
New Jersey Economic Development Authority Revenue Bonds Series B zero coupon due 02/15/2023	5,231,000	5,007,636
New Jersey Economic Development Authority Revenue Bonds Series A 7.43% due 02/15/2029	3,828,000	4,529,404
New York State Dormitory Authority Revenue Bonds 5.00% due 07/01/2030	1,800,000	2,350,890
Ohio State University Revenue Bonds 4.05% due 12/01/2056	244,000	312,596
Oklahoma Development Finance Authority Revenue Bonds 5.45% due 08/13/2028	1,578,000	1,816,783
Regents of the University of California Medical Center Revenue Bonds Series N 3.71% due 05/15/2120	740,000	750,560
School District of Philadelphia General Obligation Bonds 6.62% due 06/01/2030	1,250,000	1,575,888
School District of Philadelphia General Obligation Bonds 6.77% due 06/01/2040	840,000	1,155,126
State of California General Obligation Bonds 4.00% due 03/01/2029	1,660,000	1,956,526
State of California General Obligation Bonds 7.30% due 10/01/2039	360,000	570,773
State of California General Obligation Bonds 7.60% due 11/01/2040	2,700,000	4,653,396
Village of Bridgeview, Illinois General Obligation Bonds 5.06% due 12/01/2025	400,000	391,236
Village of Bridgeview, Illinois General Obligation Bonds 5.14% due 12/01/2036	3,955,000	3,655,962

Total Municipal Bonds & Notes (cost $28,427,160)		29,358,124

FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 8.05% due 07/07/2024	360,000	461,446

Regional Authority — 0.0%
Province of Quebec, Canada Debentures 7.13% due 02/09/2024	540,000	660,982

Sovereign — 0.3%
Israel Government USAID Series 1 Government Guar. Notes zero coupon due 11/01/2024	380,000	364,034
Israel Government USAID Series 2 Government Guar. Notes zero coupon due 11/01/2024	1,350,000	1,294,453
Republic of Colombia Senior Notes 4.00% due 02/26/2024	200,000	203,062
Republic of Colombia Senior Notes 4.50% due 01/28/2026	314,000	320,283
Republic of Colombia Senior Notes 7.38% due 09/18/2037	100,000	124,000
Republic of Panama Senior Notes 4.50% due 04/16/2050	200,000	224,002
Republic of Peru Senior Notes 5.63% due 11/18/2050	54,000	80,865
United Mexican States Senior Notes 3.75% due 01/11/2028	547,000	528,949
United Mexican States Senior Bonds 4.13% due 01/21/2026	200,000	205,002
United Mexican States Senior Notes 4.50% due 01/31/2050	380,000	342,000
United Mexican States Senior Bonds 4.60% due 02/10/2048	400,000	363,504
United Mexican States Senior Bonds 4.75% due 03/08/2044	1,080,000	1,000,631

		5,050,785

Total Foreign Government Obligations (cost $6,232,050)		6,173,213

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.8%
Banks-Commercial — 0.2%
Macquarie Bank, Ltd. 6.13% due 03/08/2027*(10)	3,380,000	3,261,700

Diversified Banking Institutions — 0.5%
Bank of America Corp. Series FF 5.88% due 03/15/2028(10)	2,659,000	2,712,632
Bank of America Corp. Series AA 6.10% due 03/17/2025(10)	3,392,000	3,590,771
Bank of America Corp. Series Z 6.50% due 10/23/2024(10)	2,200,000	2,343,000

		8,646,403

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp. 5.38% due 06/01/2025(10)	1,443,000	1,477,271

Insurance-Life/Health — 0.0%
Dai-ichi Life Insurance Co., Ltd. 4.00% due 07/24/2026*(10)	316,000	333,380
Harborwalk Funding Trust 5.08% due 02/15/2049*	470,000	545,638

		879,018

Insurance-Property/Casualty — 0.0%
Progressive Corp. Series B 5.38% due 03/15/2023(10)	180,000	174,478

Pipelines — 0.0%
Enbridge, Inc. 6.25% due 03/01/2028	200,000	183,100

Total Preferred Securities/Capital Securities (cost $14,378,083)		14,621,970

WARRANTS — 0.0%
Central Bank — 0.0%
Central Bank of Nigeria Expires 11/15/2020 (strike price $250.00)†(9) (cost $0)	250	6,750

Total Long-Term Investment Securities (cost $1,754,725,189)		1,817,051,013

SHORT-TERM INVESTMENT SECURITIES — 0.5%
Registered Investment Companies — 0.5%
State Street Institutional Liquid Reserves Fund, Trust Class 0.51%(8) (cost $8,418,555)	8,419,901	8,421,585

REPURCHASE AGREEMENTS — 1.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 04/30/2020, to be repurchased 05/01/2020 in the amount of $18,141,000 and collateralized by $17,650,000 of United States Treasury Notes, bearing interest at 2.13%, due 05/15/2022 and having an approximate value of $18,505,831 (cost $18,141,000)	$18,141,000	18,141,000

TOTAL INVESTMENTS (cost $1,781,284,744)	101.0%	1,843,613,598
Liabilities in excess of other assets	(1.0)	(18,162,167)

NET ASSETS	100.0%	$1,825,451,431

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2020, the aggregate value of these securities was $408,329,607 representing 22.4% of net assets.

(1)	Collateralized Mortgage Obligation
(2)	Collateralized Loan Obligation
(3)	Commercial Mortgage Backed Security
(4)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of April 30, 2020.
(6)	Interest Only
(7)	Principal amount of security is adjusted for inflation.
(8)	The rate shown is the 7-day yield as of April 30, 2020.
(9)	Securities classified as Level 3 (see Note 1).
(10)	Perpetual maturity - maturity date reflects the next call date.
(11)	Principal Only
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

SCRT — Structured Credit Risk Transfer

STRIPS — Separate Trading of Registered Interest and Principal

TBA —

Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

ULC — Unlimited Liability Corp.

USAID — United States Agency for International Development

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates on FRS and VRS are the current interest rates as of April 30, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML	— 1 Month USD LIBOR
3 ML	— 3 Month USD LIBOR
6 ML	— 6 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
321	Long	U.S. Treasury 2 Year Notes	June 2020	$69,727,157	$70,757,930	$1,030,773
193	Long	U.S. Treasury Ultra Bonds	June 2020	38,748,408	43,382,781	4,634,373

						$5,665,146

						Unrealized (Depreciation)
467	Short	U.S. Treasury 10 Year Ultra Notes	June 2020	$69,732,017	$73,333,594	$(3,601,577)

		Net Unrealized Appreciation (Depreciation)				$2,063,569

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (1)

						Value(4)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at April 30, 2020(2)	Notional Amount (000’s) (3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment High Yield Index	5.00%	Quarterly	06/20/2025	6.8434%	$28,170	$(970,431)	$(507,688)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$348,844,533	$16,914,919	$365,759,452
U.S. Corporate Bonds & Notes	—	524,993,265	—	524,993,265
Foreign Corporate Bonds & Notes:
Paper & Related Products	—	—	20,806	20,806
Other Industries	—	142,348,303	—	142,348,303
U.S. Government Agencies	—	503,040,980	—	503,040,980
U.S. Government Treasuries	—	230,728,150	—	230,728,150
Municipal Bonds & Notes	—	29,358,124	—	29,358,124
Foreign Government Obligations	—	6,173,213	—	6,173,213
Preferred Securities/Capital Securities	—	14,621,970	—	14,621,970
Warrants	—	—	6,750	6,750
Short-Term Investment Securities	8,421,585	—	—	8,421,585
Repurchase Agreements	—	18,141,000	—	18,141,000

Total Investments at Value	$8,421,585	$1,818,249,538	$16,942,475	$1,843,613,598

Other Financial Instruments:+
Futures Contracts	$5,665,146	$—	$—	$5,665,146

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$3,601,577	$—	$—	$3,601,577
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	507,688	—	507,688

	$3,601,577	$507,688	$—	$4,109,265

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.9%
Advertising Services — 1.3%
Trade Desk, Inc., Class A†	17,500	$5,120,150

Aerospace/Defense-Equipment — 0.7%
HEICO Corp., Class A	39,820	2,880,181

Applications Software — 1.5%
Intuit, Inc.	9,500	2,563,195
Medallia, Inc.†	49,600	1,065,408
ServiceNow, Inc.†	6,200	2,179,548

		5,808,151

Auto-Cars/Light Trucks — 0.9%
Tesla, Inc.†	4,300	3,362,084

Banks-Commercial — 1.3%
East West Bancorp, Inc.	36,700	1,287,069
First Republic Bank	37,500	3,910,875

		5,197,944

Building & Construction Products-Misc. — 1.2%
Fortune Brands Home & Security, Inc.	55,200	2,660,640
Trex Co., Inc.†	22,000	2,094,840

		4,755,480

Building Products-Cement — 1.1%
Vulcan Materials Co.	39,800	4,496,206

Building-Mobile Home/Manufactured Housing — 0.7%
Thor Industries, Inc.	43,192	2,859,310

Building-Residential/Commercial — 0.7%
NVR, Inc.†	950	2,945,000

Casino Hotels — 0.5%
Las Vegas Sands Corp.	37,500	1,800,750

Commercial Services — 0.9%
CoStar Group, Inc.†	5,700	3,695,082

Commercial Services-Finance — 7.6%
Equifax, Inc.	17,700	2,458,530
FleetCor Technologies, Inc.†	12,900	3,112,125
Global Payments, Inc.	71,900	11,936,838
IHS Markit, Ltd.	63,200	4,253,360
MarketAxess Holdings, Inc.	9,600	4,368,096
S&P Global, Inc.	7,800	2,284,464
Square, Inc., Class A†	27,300	1,778,322

		30,191,735

Communications Software — 1.1%
RingCentral, Inc., Class A†	19,000	4,342,070

Computer Aided Design — 2.7%
Cadence Design Systems, Inc.†	56,000	4,543,280
Synopsys, Inc.†	38,900	6,111,968

		10,655,248

Computer Data Security — 1.3%
Crowdstrike Holdings, Inc., Class A†	41,200	2,787,592
Zscaler, Inc.†	36,500	2,448,420

		5,236,012

Computer Software — 2.3%
MongoDB, Inc.†	17,600	2,853,488
Slack Technologies, Inc., Class A†	33,600	896,784
Splunk, Inc.†	38,800	5,445,968

		9,196,240

Consulting Services — 2.6%
Booz Allen Hamilton Holding Corp.	84,400	6,198,336
FTI Consulting, Inc.†	31,900	4,062,784

		10,261,120

Consumer Products-Misc. — 0.3%
Helen of Troy, Ltd.†	6,400	1,051,392

Containers-Metal/Glass — 1.5%
Ball Corp.	91,800	6,021,162

Data Processing/Management — 2.4%
Fiserv, Inc.†	92,200	9,502,132

Decision Support Software — 1.1%
MSCI, Inc.	12,800	4,185,600

Distribution/Wholesale — 1.1%
Copart, Inc.†	55,900	4,478,149

Diversified Manufacturing Operations — 2.2%
Carlisle Cos., Inc.	31,100	3,761,856
Trane Technologies PLC	55,700	4,869,294

		8,631,150

Drug Delivery Systems — 1.8%
DexCom, Inc.†	21,100	7,072,720

E-Commerce/Services — 1.1%
Booking Holdings, Inc.†	1,550	2,294,884
Lyft, Inc., Class A†	60,500	1,986,215

		4,281,099

Electric Products-Misc. — 1.3%
AMETEK, Inc.	60,600	5,082,522

Electronic Components-Misc. — 0.8%
Garmin, Ltd.	38,414	3,117,680

Electronic Components-Semiconductors — 4.6%
Advanced Micro Devices, Inc.†	224,700	11,772,033
Microchip Technology, Inc.	26,900	2,359,937
Xilinx, Inc.	47,500	4,151,500

		18,283,470

Electronic Connectors — 1.3%
Amphenol Corp., Class A	56,200	4,960,212

Electronic Measurement Instruments — 1.4%
Keysight Technologies, Inc.†	55,100	5,332,027

Energy-Alternate Sources — 0.9%
Enphase Energy, Inc.†	71,900	3,367,077

Enterprise Software/Service — 1.1%
Veeva Systems, Inc., Class A†	23,100	4,407,480

Entertainment Software — 1.0%
Take-Two Interactive Software, Inc.†	32,792	3,969,472

Finance-Investment Banker/Broker — 0.6%
Charles Schwab Corp.	63,000	2,376,360

Finance-Other Services — 0.8%
Nasdaq, Inc.	28,700	3,147,529

Instruments-Controls — 0.8%
Mettler-Toledo International, Inc.†	4,600	3,311,724

Insurance-Property/Casualty — 0.9%
Progressive Corp.	45,800	3,540,340

Internet Application Software — 1.4%
Anaplan, Inc.†	50,100	2,047,086

Okta, Inc.†	23,700	3,585,810

		5,632,896

Internet Brokers — 0.4%
TD Ameritrade Holding Corp.	44,300	1,739,661

Internet Content-Information/News — 1.4%
Spotify Technology SA†	35,100	5,320,107

Machinery-General Industrial — 1.0%
Nordson Corp.	24,500	3,942,295

Machinery-Pumps — 0.6%
Ingersoll Rand, Inc.†	86,573	2,517,543

Medical Labs & Testing Services — 2.0%
Catalent, Inc.†	55,500	3,837,825
Teladoc Health, Inc.†	23,800	3,917,242

		7,755,067

Medical Products — 0.4%
Cooper Cos., Inc.	6,100	1,748,870

Medical-Biomedical/Gene — 3.8%
Alnylam Pharmaceuticals, Inc.†	24,200	3,187,140
BioMarin Pharmaceutical, Inc.†	13,800	1,269,876
Exact Sciences Corp.†	50,550	3,992,439
Exelixis, Inc.†	131,300	3,242,453
Illumina, Inc.†	6,320	2,016,270
Intercept Pharmaceuticals, Inc.†	15,000	1,228,800

		14,936,978

Medical-Drugs — 1.1%
Horizon Therapeutics PLC†	36,100	1,301,044
Jazz Pharmaceuticals PLC†	29,146	3,213,346

		4,514,390

Medical-HMO — 2.4%
Centene Corp.†	140,426	9,349,563

Medical-Hospitals — 0.3%
Acadia Healthcare Co., Inc.†	54,100	1,298,941

Medical-Wholesale Drug Distribution — 0.6%
McKesson Corp.	16,700	2,358,875

Networking Products — 1.0%
Arista Networks, Inc.†	17,200	3,771,960

Non-Hazardous Waste Disposal — 1.0%
Waste Connections, Inc.	46,200	3,969,042

Office Automation & Equipment — 1.3%
Zebra Technologies Corp., Class A†	21,988	5,049,764

Office Supplies & Forms — 1.0%
Avery Dennison Corp.	36,300	4,007,157

Patient Monitoring Equipment — 1.0%
Insulet Corp.†	19,400	3,874,568

Power Converter/Supply Equipment — 0.9%
Generac Holdings, Inc.†	37,900	3,692,976

Private Equity — 0.4%
Blackstone Group, Inc., Class A	32,800	1,713,472

Publishing-Newspapers — 0.8%
New York Times Co., Class A	91,700	2,982,084

Real Estate Management/Services — 0.7%
CBRE Group, Inc., Class A†	60,200	2,584,386

Respiratory Products — 1.3%
ResMed, Inc.	31,700	4,923,644

Retail-Apparel/Shoe — 3.0%
Burlington Stores, Inc.†	17,800	3,251,882
Lululemon Athletica, Inc.†	22,792	5,093,556
Ross Stores, Inc.	37,600	3,435,136

		11,780,574

Retail-Auto Parts — 2.4%
O’Reilly Automotive, Inc.†	24,900	9,619,866

Retail-Discount — 1.3%
Dollar General Corp.	29,800	5,223,940

Retail-Gardening Products — 1.6%
Tractor Supply Co.	63,300	6,420,519

Retail-Perfume & Cosmetics — 0.8%
Ulta Beauty, Inc.†	13,900	3,029,088

Retail-Restaurants — 1.0%
Chipotle Mexican Grill, Inc.†	4,700	4,129,185

Retail-Vision Service Center — 0.6%
National Vision Holdings, Inc.†	83,500	2,212,750

Semiconductor Equipment — 3.6%
Entegris, Inc.	58,600	3,177,878
KLA Corp.	21,900	3,593,571
Lam Research Corp.	28,900	7,377,592

		14,149,041

Therapeutics — 0.9%
Agios Pharmaceuticals, Inc.†	45,600	1,875,984
Neurocrine Biosciences, Inc.†	18,400	1,805,776

		3,681,760

Tools-Hand Held — 0.8%
Stanley Black & Decker, Inc.	30,000	3,306,000

Transport-Truck — 0.9%
Old Dominion Freight Line, Inc.	24,250	3,523,283

Veterinary Diagnostics — 0.4%
Elanco Animal Health, Inc.†	70,500	1,742,055

Web Hosting/Design — 0.4%
Shopify, Inc., Class A†	2,500	1,580,725

Total Long-Term Investment Securities (cost $322,890,784)		387,005,085

REPURCHASE AGREEMENTS — 2.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 04/30/2020, to be repurchased 05/01/2020 in the amount of $8,286,000 collateralized by $8,065,000 of United States Treasury Notes, bearing interest at 2.13% due 05/15/2022 and having an approximate value of $8,456,064 (cost $8,286,000)	$8,286,000	8,286,000

TOTAL INVESTMENTS (cost $331,176,784)	100.0%	395,291,085
Liabilities in excess of other assets	(0.0)	(167,084)

NET ASSETS	100.0%	$395,124,001

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$387,005,085	$—	$—	$387,005,085
Repurchase Agreements	—	8,286,000	—	8,286,000

Total Investments at Value	$387,005,085	$8,286,000	$—	$395,291,085

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Large Cap Growth Index Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 88.5%
Aerospace/Defense — 1.6%
Boeing Co.	3,945	$556,324
Lockheed Martin Corp.	4,162	1,619,267
Northrop Grumman Corp.	2,628	869,001
Raytheon Technologies Corp.	13,046	845,511
TransDigm Group, Inc.	835	303,172

		4,193,275

Aerospace/Defense-Equipment — 0.3%
Howmet Aerospace, Inc.	3,248	42,451
L3Harris Technologies, Inc.	3,707	718,046

		760,497

Apparel Manufacturers — 0.1%
VF Corp.	2,911	169,129

Applications Software — 10.5%
Intuit, Inc.	4,365	1,177,721
Microsoft Corp.	127,928	22,925,977
salesforce.com, Inc.†	14,874	2,408,844
ServiceNow, Inc.†	3,163	1,111,921

		27,624,463

Athletic Footwear — 0.5%
NIKE, Inc., Class B	14,000	1,220,520

Auto-Heavy Duty Trucks — 0.3%
Cummins, Inc.	1,619	264,706
PACCAR, Inc.	5,800	401,534

		666,240

Banks-Commercial — 0.1%
First Republic Bank	1,385	144,442
SVB Financial Group†	553	106,823

		251,265

Beverages-Non-alcoholic — 1.1%
Coca-Cola Co.	25,865	1,186,945
Monster Beverage Corp.†	4,289	265,103
PepsiCo, Inc.	11,224	1,484,823

		2,936,871

Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	3,055	190,021

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	2,333	112,451

Building Products-Air & Heating — 0.0%
Carrier Global Corp.†	7,211	127,707

Building Products-Cement — 0.2%
Martin Marietta Materials, Inc.	1,048	199,361
Vulcan Materials Co.	2,219	250,680

		450,041

Building Products-Wood — 0.1%
Masco Corp.	4,764	195,515

Building-Maintenance & Services — 0.0%
Rollins, Inc.	1,110	44,400

Building-Residential/Commercial — 0.2%
D.R. Horton, Inc.	5,623	265,518
NVR, Inc.†	58	179,800
PulteGroup, Inc.	4,272	120,769

		566,087

Cable/Satellite TV — 1.1%
Charter Communications, Inc., Class A†	2,629	1,301,960
Comcast Corp., Class A	42,632	1,604,242

		2,906,202

Casino Hotels — 0.1%
Las Vegas Sands Corp.	3,230	155,105
MGM Resorts International	5,268	88,660
Wynn Resorts, Ltd.	1,620	138,559

		382,324

Chemicals-Diversified — 0.4%
Celanese Corp.	2,027	168,383
Dow, Inc.	12,434	456,203
FMC Corp.	2,174	199,791
PPG Industries, Inc.	2,022	183,658

		1,008,035

Chemicals-Specialty — 0.2%
Ecolab, Inc.	2,145	415,057

Coatings/Paint — 0.3%
Sherwin-Williams Co.	1,378	739,118

Commercial Services — 0.1%
Cintas Corp.	1,406	311,893
Quanta Services, Inc.	1,074	39,051

		350,944

Commercial Services-Finance — 2.5%
Automatic Data Processing, Inc.	4,499	659,958
Equifax, Inc.	1,218	169,180
FleetCor Technologies, Inc.†	1,455	351,019
Global Payments, Inc.	2,470	410,070
IHS Markit, Ltd.	4,909	330,376
MarketAxess Holdings, Inc.	636	289,386
Moody’s Corp.	2,723	664,140
PayPal Holdings, Inc.†	19,690	2,421,870
S&P Global, Inc.	4,098	1,200,222

		6,496,221

Computer Aided Design — 0.7%
ANSYS, Inc.†	1,435	375,726
Autodesk, Inc.†	3,690	690,510
Cadence Design Systems, Inc.†	4,705	381,717
Synopsys, Inc.†	2,521	396,099

		1,844,052

Computer Data Security — 0.1%
Fortinet, Inc.†	2,381	256,529

Computer Services — 0.5%
Accenture PLC, Class A	6,709	1,242,440
Leidos Holdings, Inc.	1,116	110,272

		1,352,712

Computer Software — 0.1%
Akamai Technologies, Inc.†	1,951	190,632
Citrix Systems, Inc.	1,003	145,445

		336,077

Computers — 7.9%
Apple, Inc.	70,039	20,577,458

Computers-Memory Devices — 0.1%
NetApp, Inc.	1,760	77,035
Seagate Technology PLC	2,326	116,184

		193,219

Consulting Services — 0.2%
Gartner, Inc.†	1,500	178,215
Verisk Analytics, Inc.	1,896	289,766

		467,981

Consumer Products-Misc. — 0.2%
Kimberly-Clark Corp.	2,817	390,098

Containers-Metal/Glass — 0.1%
Ball Corp.	3,895	255,473

Cosmetics & Toiletries — 1.5%
Colgate-Palmolive Co.	6,467	454,436
Coty, Inc., Class A	2,330	12,698
Estee Lauder Cos., Inc., Class A	3,732	658,325
Procter & Gamble Co.	24,255	2,858,937

		3,984,396

Data Processing/Management — 0.6%
Broadridge Financial Solutions, Inc.	1,346	156,136
Fiserv, Inc.†	9,577	987,006
Jack Henry & Associates, Inc.	671	109,742
Paychex, Inc.	3,579	245,233

		1,498,117

Decision Support Software — 0.2%
MSCI, Inc.	1,420	464,340

Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	1,203	258,464
DENTSPLY SIRONA, Inc.	1,977	83,904

		342,368

Diagnostic Equipment — 1.3%
Danaher Corp.	6,861	1,121,499
Thermo Fisher Scientific, Inc.	6,724	2,250,388

		3,371,887

Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†	1,439	399,466

Disposable Medical Products — 0.1%
Teleflex, Inc.	776	260,270

Distribution/Wholesale — 0.2%
Copart, Inc.†	3,430	274,777
Fastenal Co.	6,732	243,833
LKQ Corp.†	2,672	69,873

		588,483

Diversified Banking Institutions — 0.9%
JPMorgan Chase & Co.	25,246	2,417,557

Diversified Manufacturing Operations — 0.3%
Illinois Tool Works, Inc.	2,992	486,200
Parker-Hannifin Corp.	1,185	187,372
Trane Technologies PLC	2,491	217,763

		891,335

E-Commerce/Products — 6.8%
Amazon.com, Inc.†	6,984	17,278,416
eBay, Inc.	12,824	510,780

		17,789,196

E-Commerce/Services — 0.4%
Booking Holdings, Inc.†	702	1,039,360

E-Services/Consulting — 0.1%
CDW Corp.	2,409	266,917

Electric Products-Misc. — 0.2%
AMETEK, Inc.	3,833	321,474
Emerson Electric Co.	5,516	314,577

		636,051

Electric-Distribution — 0.1%
Sempra Energy	2,127	263,429

Electric-Integrated — 0.4%
NextEra Energy, Inc.	4,344	1,003,985

Electronic Components-Misc. — 0.1%
Garmin, Ltd.	2,423	196,651

Electronic Components-Semiconductors — 4.3%
Advanced Micro Devices, Inc.†	19,615	1,027,630
Broadcom, Inc.	6,652	1,806,816
Intel Corp.	41,579	2,493,908
IPG Photonics Corp.†	298	38,540
Microchip Technology, Inc.	4,007	351,534
Micron Technology, Inc.†	18,564	889,030
NVIDIA Corp.	10,263	2,999,670
Qorvo, Inc.†	1,948	190,963
Skyworks Solutions, Inc.	1,657	172,129
Texas Instruments, Inc.	9,719	1,128,084
Xilinx, Inc.	2,614	228,464

		11,326,768

Electronic Connectors — 0.2%
Amphenol Corp., Class A	4,972	438,829
TE Connectivity, Ltd.	2,804	205,982

		644,811

Electronic Forms — 1.1%
Adobe, Inc.†	8,118	2,870,850

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	2,958	226,760
FLIR Systems, Inc.	1,080	46,872
Keysight Technologies, Inc.†	3,146	304,439
Roper Technologies, Inc.	1,745	595,097

		1,173,168

Electronic Security Devices — 0.1%
Allegion PLC	1,558	156,641

Enterprise Software/Service — 0.5%
Oracle Corp.	21,798	1,154,640
Paycom Software, Inc.†	823	214,820

		1,369,460

Entertainment Software — 0.2%
Electronic Arts, Inc.†	2,595	296,505
Take-Two Interactive Software, Inc.†	1,898	229,753

		526,258

Finance-Consumer Loans — 0.1%
Synchrony Financial	9,464	187,293

Finance-Credit Card — 3.9%
American Express Co.	6,751	616,029
Discover Financial Services	3,259	140,039
Mastercard, Inc., Class A	14,886	4,093,204
Visa, Inc., Class A	28,706	5,130,336

Western Union Co.	7,031	134,081

		10,113,689

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	13,995	527,891

Finance-Other Services — 0.5%
Cboe Global Markets, Inc.	1,859	184,747
CME Group, Inc.	3,065	546,214
Intercontinental Exchange, Inc.	5,136	459,415
Nasdaq, Inc.	904	99,142

		1,289,518

Food-Confectionery — 0.1%
Hershey Co.	1,666	220,628

Food-Meat Products — 0.1%
Tyson Foods, Inc., Class A	2,376	147,763

Food-Misc./Diversified — 0.1%
Campbell Soup Co.	1,246	62,275
Lamb Weston Holdings, Inc.	1,347	82,652
McCormick & Co., Inc. (Non-Voting Shares)	1,057	165,780

		310,707

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	3,850	216,639

Home Furnishings — 0.0%
Leggett & Platt, Inc.	1,457	51,184

Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.	4,732	358,260
Marriott International, Inc., Class A	4,550	413,777

		772,037

Independent Power Producers — 0.1%
NRG Energy, Inc.	4,219	141,463

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	1,104	209,186

Industrial Gases — 0.8%
Air Products & Chemicals, Inc.	3,696	833,744
Linde PLC	6,396	1,176,800

		2,010,544

Instruments-Controls — 0.4%
Honeywell International, Inc.	5,512	782,153
Mettler-Toledo International, Inc.†	257	185,024

		967,177

Instruments-Scientific — 0.1%
PerkinElmer, Inc.	1,062	96,143
Waters Corp.†	670	125,290

		221,433

Insurance Brokers — 0.5%
Aon PLC	2,474	427,186
Arthur J. Gallagher & Co.	1,595	125,208
Marsh & McLennan Cos., Inc.	5,162	502,417
Willis Towers Watson PLC	1,035	184,530

		1,239,341

Insurance-Multi-line — 0.0%
Cincinnati Financial Corp.	1,172	77,118

Insurance-Property/Casualty — 0.2%
Progressive Corp.	5,980	462,254

Internet Content-Entertainment — 4.3%
Facebook, Inc., Class A†	40,354	8,260,867
Netflix, Inc.†	7,349	3,085,478

		11,346,345

Internet Security — 0.0%
NortonLifeLock, Inc.	5,961	126,790

Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	1,381	158,732
BlackRock, Inc.	1,009	506,558
T. Rowe Price Group, Inc.	2,900	335,327

		1,000,617

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	5,468	636,366

Machinery-Farming — 0.2%
Deere & Co.	3,115	451,862

Machinery-General Industrial — 0.1%
IDEX Corp.	727	111,689
Otis Worldwide Corp.†	3,605	183,531

		295,220

Machinery-Pumps — 0.1%
Dover Corp.	1,437	134,575
Ingersoll Rand, Inc.†	4,235	123,154
Xylem, Inc.	1,782	128,126

		385,855

Medical Information Systems — 0.1%
Cerner Corp.	3,318	230,236

Medical Instruments — 0.9%
Boston Scientific Corp.†	13,790	516,849
Edwards Lifesciences Corp.†	3,498	760,815
Intuitive Surgical, Inc.†	1,938	990,086

		2,267,750

Medical Labs & Testing Services — 0.1%
IQVIA Holdings, Inc.†	2,088	297,728

Medical Products — 1.2%
Abbott Laboratories	17,190	1,583,027
ABIOMED, Inc.†	432	82,620
Baxter International, Inc.	3,853	342,069
Cooper Cos., Inc.	474	135,896
Hologic, Inc.†	2,428	121,643
STERIS PLC	768	109,440
Stryker Corp.	3,564	664,437
Varian Medical Systems, Inc.†	838	95,850

		3,134,982

Medical-Biomedical/Gene — 1.5%
Alexion Pharmaceuticals, Inc.†	2,152	231,276
Amgen, Inc.	5,879	1,406,374
Illumina, Inc.†	1,479	471,845
Incyte Corp.†	2,998	292,785
Regeneron Pharmaceuticals, Inc.†	897	471,714
Vertex Pharmaceuticals, Inc.†	4,312	1,083,175

		3,957,169

Medical-Drugs — 3.5%
AbbVie, Inc.	13,143	1,080,355
Bristol-Myers Squibb Co.	21,620	1,314,712
Eli Lilly & Co.	7,793	1,205,110
Johnson & Johnson	18,536	2,781,141
Merck & Co., Inc.	23,482	1,863,062
Zoetis, Inc.	7,987	1,032,799

		9,277,179

Metal-Copper — 0.0%
Freeport-McMoRan, Inc.	13,382	118,163

Multimedia — 0.8%
Walt Disney Co.	18,437	1,993,962

Networking Products — 0.1%
Arista Networks, Inc.†	910	199,563

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	1,625	127,302
Waste Management, Inc.	3,796	379,676

		506,978

Office Automation & Equipment — 0.1%
Xerox Holdings Corp.	3,118	57,028
Zebra Technologies Corp., Class A†	904	207,613

		264,641

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	994	109,728

Oil Companies-Exploration & Production — 0.6%
Apache Corp.	3,910	51,143
Cabot Oil & Gas Corp.	4,310	93,182
ConocoPhillips	18,400	774,640
EOG Resources, Inc.	4,878	231,754
Hess Corp.	4,343	211,243
Pioneer Natural Resources Co.	1,722	153,792

		1,515,754

Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	2,006	25,356

Oil Refining & Marketing — 0.1%
Phillips 66	3,726	272,631

Real Estate Investment Trusts — 2.3%
Alexandria Real Estate Equities, Inc.	1,110	174,370
American Tower Corp.	7,428	1,767,864
Boston Properties, Inc.	1,061	103,108
Crown Castle International Corp.	4,044	644,735
Duke Realty Corp.	3,637	126,204
Equinix, Inc.	1,430	965,536
Essex Property Trust, Inc.	554	135,231
Extra Space Storage, Inc.	1,260	111,182
Federal Realty Investment Trust	495	41,219
Healthpeak Properties, Inc.	3,901	101,972
Mid-America Apartment Communities, Inc.	861	96,363
Prologis, Inc.	7,056	629,607
Public Storage	1,108	205,478
Realty Income Corp.	2,586	142,023
SBA Communications Corp.	1,888	547,369
Simon Property Group, Inc.	2,058	137,413
UDR, Inc.	2,310	86,556

		6,016,230

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	5,613	240,966

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	1,260	161,910

Respiratory Products — 0.1%
ResMed, Inc.	2,411	374,477

Retail-Apparel/Shoe — 0.2%
Ross Stores, Inc.	6,066	554,190

Retail-Auto Parts — 0.3%
AutoZone, Inc.†	400	408,128
O’Reilly Automotive, Inc.†	1,269	490,265

		898,393

Retail-Automobile — 0.1%
CarMax, Inc.†	2,757	203,053

Retail-Building Products — 1.4%
Home Depot, Inc.	12,988	2,855,152
Lowe’s Cos., Inc.	8,483	888,594

		3,743,746

Retail-Discount — 1.0%
Costco Wholesale Corp.	4,371	1,324,413
Dollar General Corp.	4,269	748,356
Target Corp.	5,438	596,766

		2,669,535

Retail-Gardening Products — 0.0%
Tractor Supply Co.	973	98,691

Total Retail-Gardening Products (cost $78,171)		98,691

Retail-Jewelry — 0.1%
Tiffany & Co.	1,810	228,965

Retail-Major Department Stores — 0.4%
TJX Cos., Inc.	20,335	997,432

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	527	114,844

Retail-Restaurants — 1.3%
Chipotle Mexican Grill, Inc.†	429	376,898
Darden Restaurants, Inc.	1,006	74,232
McDonald’s Corp.	5,557	1,042,271
Starbucks Corp.	19,804	1,519,561
Yum! Brands, Inc.	5,072	438,373

		3,451,335

Semiconductor Components-Integrated Circuits — 0.9%
Analog Devices, Inc.	6,176	676,890
Maxim Integrated Products, Inc.	1,997	109,795
QUALCOMM, Inc.	19,148	1,506,373

		2,293,058

Semiconductor Equipment — 0.7%
Applied Materials, Inc.	15,491	769,593
KLA Corp.	2,646	434,182
Lam Research Corp.	2,433	621,096

		1,824,871

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	405	77,521

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	2,222	155,518

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	6,062	133,425

Theaters — 0.0%
Live Nation Entertainment, Inc.†	1,583	71,029

Tobacco — 0.5%
Altria Group, Inc.	12,217	479,517
Philip Morris International, Inc.	11,480	856,408

		1,335,925

Transport-Rail — 0.8%
CSX Corp.	6,520	431,820
Kansas City Southern	1,662	216,974
Norfolk Southern Corp.	2,361	403,967
Union Pacific Corp.	7,217	1,153,204

		2,205,965

Transport-Services — 0.2%
Expeditors International of Washington, Inc.	1,485	106,334
United Parcel Service, Inc., Class B	5,288	500,562

		606,896

Transport-Truck — 0.1%
JB Hunt Transport Services, Inc.	844	85,345
Old Dominion Freight Line, Inc.	1,606	233,336

		318,681

Water — 0.1%
American Water Works Co., Inc.	1,516	184,482

Web Hosting/Design — 0.1%
VeriSign, Inc.†	918	192,312

Web Portals/ISP — 5.2%
Alphabet, Inc., Class A†	5,024	6,765,821
Alphabet, Inc., Class C†	5,012	6,759,484

		13,525,305

Wireless Equipment — 0.2%
Motorola Solutions, Inc.	2,873	413,166

Total Common Stocks (cost $193,077,061)		231,634,407

EXCHANGE-TRADED FUNDS — 8.6%
SPDR Portfolio S&P 500 Growth ETF	298,720	12,199,725
iShares S&P 500 Growth ETF	55,014	10,373,990

Total Exchange-Traded Funds (cost $21,030,990)		22,573,715

Total Long-Term Investment Securities (cost $214,108,051)		254,208,122

SHORT-TERM INVESTMENT SECURITIES — 0.7%
U.S. Government Treasuries — 0.7%
United States Treasury Bills 0.05% due 09/17/2020(1)	$800,000	799,653
0.07% due 02/25/2021(1)	1,000,000	998,750
1.54% due 05/07/2020(1)	100,000	99,999

Total Short-Term Investment Securities (cost $1,899,267)		1,898,402

TOTAL INVESTMENTS (cost $216,007,318)	97.8%	256,106,524
Other assets less liabilities	2.2	5,795,702

NET ASSETS	100.0%	$261,902,226

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ETF — Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
52	Long	S&P 500 E-Mini Index	June 2020	$6,242,570	$7,546,240	$1,303,670

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$231,634,407	$—	$—	$231,634,407
Exchange-Traded Funds	22,573,715	—	—	22,573,715
Short-Term Investment Securities	—	1,898,402	—	1,898,402

Total Investments at Value	$254,208,122	$1,898,402	$—	$256,106,524

Other Financial Instruments:†
Futures Contracts	$1,303,670	$—	$—	$1,303,670

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 91.5%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	35,653	$605,388
Omnicom Group, Inc.	20,021	1,141,798

		1,747,186

Aerospace/Defense — 1.4%
Boeing Co.	49,163	6,932,966
General Dynamics Corp.	21,548	2,814,600
Lockheed Martin Corp.	22,824	8,879,906
Northrop Grumman Corp.	14,412	4,765,616
Raytheon Technologies Corp.	134,978	8,747,924
TransDigm Group, Inc.	4,579	1,662,543
		33,803,555
Aerospace/Defense-Equipment — 0.2%
Howmet Aerospace Inc Common Stock	35,619	465,540
L3Harris Technologies, Inc.	20,328	3,937,534
		4,403,074
Agricultural Biotech — 0.1%
Corteva, Inc.	68,818	1,802,343
Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	19,994	549,835
Mosaic Co.	32,151	370,058
		919,893
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	51,189	1,901,159
Airlines — 0.2%
Alaska Air Group, Inc.	11,326	368,322
American Airlines Group, Inc.	35,850	430,559
Delta Air Lines, Inc.	52,928	1,371,364
Southwest Airlines Co.	43,553	1,361,031
United Airlines Holdings, Inc.†	20,011	591,925
		4,123,201
Apparel Manufacturers — 0.2%
Capri Holdings, Ltd.†	13,943	212,631
Hanesbrands, Inc.	33,259	330,594
PVH Corp.	6,818	335,650
Ralph Lauren Corp.	4,573	337,396
Tapestry, Inc.	25,373	377,550
Under Armour, Inc., Class A†	17,306	180,329
Under Armour, Inc., Class C†	17,892	165,859
VF Corp.	30,113	1,749,565
		3,689,574
Appliances — 0.0%
Whirlpool Corp.	5,812	649,433
Applications Software — 6.2%
Intuit, Inc.	23,936	6,458,172
Microsoft Corp.	701,493	125,714,561
salesforce.com, Inc.†	81,562	13,208,966
ServiceNow, Inc.†	17,343	6,096,758
		151,478,457
Athletic Footwear — 0.4%
NIKE, Inc., Class B	114,577	9,988,823
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co.	358,070	1,822,576
General Motors Co.	115,615	2,577,059
		4,399,635
Auto-Heavy Duty Trucks — 0.2%
Cummins, Inc.	14,087	2,303,224
PACCAR, Inc.	31,804	2,201,791
		4,505,015
Auto/Truck Parts & Equipment-Original — 0.1%
Aptiv PLC	23,475	1,632,686
BorgWarner, Inc.	18,987	542,459
		2,175,145
Banks-Commercial — 0.4%
Citizens Financial Group, Inc.	39,974	895,018
First Republic Bank	15,496	1,616,078
M&T Bank Corp.	12,134	1,359,978
Regions Financial Corp.	88,701	953,536
SVB Financial Group†	4,742	916,012
Truist Financial Corp.	123,315	4,602,116
Zions Bancorp NA	15,675	495,487
		10,838,225
Banks-Fiduciary — 0.3%
Bank of New York Mellon Corp.	77,167	2,896,849
Northern Trust Corp.	19,484	1,542,353
State Street Corp.	33,436	2,107,806
		6,547,008
Banks-Super Regional — 0.9%
Comerica, Inc.	13,255	462,069
Fifth Third Bancorp	65,256	1,219,635
Huntington Bancshares, Inc.	94,965	877,477
KeyCorp	90,570	1,055,140
PNC Financial Services Group, Inc.	40,291	4,297,841
US Bancorp	130,692	4,770,258
Wells Fargo & Co.	353,902	10,280,853
		22,963,273
Beverages-Non-alcoholic — 1.5%
Coca-Cola Co.	354,575	16,271,447
Monster Beverage Corp.†	35,104	2,169,778
PepsiCo, Inc.	128,223	16,962,621
		35,403,846
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	16,753	1,042,037
Brewery — 0.1%
Constellation Brands, Inc., Class A	15,402	2,536,555
Molson Coors Beverage Co., Class B	17,274	708,407
		3,244,962
Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†	14,542	326,032
Discovery, Inc., Class C†	30,843	629,505
Fox Corp., Class A	32,598	843,310
Fox Corp., Class B	14,930	381,611
		2,180,458
Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	12,796	616,767
Building Products-Air & Heating — 0.1%
Carrier Global Corp.†	74,602	1,321,201
Johnson Controls International PLC	70,935	2,064,918
		3,386,119
Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	5,747	1,093,252
Vulcan Materials Co.	12,171	1,374,958
		2,468,210

1

Building Products-Wood — 0.0%
Masco Corp.	26,124	1,072,129
Building-Maintenance & Services — 0.0%
Rollins, Inc.	12,947	517,880
Building-Residential/Commercial — 0.2%
D.R. Horton, Inc.	30,834	1,455,982
Lennar Corp., Class A	25,736	1,288,602
NVR, Inc.†	323	1,001,300
PulteGroup, Inc.	23,424	662,196
		4,408,080
Cable/Satellite TV — 1.0%
Charter Communications, Inc., Class A†	14,417	7,139,731
Comcast Corp., Class A	417,450	15,708,643
DISH Network Corp., Class A†	23,446	586,502
		23,434,876
Casino Hotels — 0.1%
Las Vegas Sands Corp.	31,075	1,492,221
MGM Resorts International	47,355	796,985
Wynn Resorts, Ltd.	8,885	759,934
		3,049,140
Cellular Telecom — 0.1%
T-Mobile US, Inc.†	35,006	3,073,527
Chemicals-Diversified — 0.5%
Celanese Corp.	11,114	923,240
Dow, Inc.	68,182	2,501,598
DuPont de Nemours, Inc.	68,119	3,202,955
Eastman Chemical Co.	12,504	756,617
FMC Corp.	11,919	1,095,356
LyondellBasell Industries NV, Class A	23,607	1,368,026
PPG Industries, Inc.	21,744	1,975,007
		11,822,799
Chemicals-Specialty — 0.3%
Albemarle Corp.	9,750	598,942
Ecolab, Inc.	23,060	4,462,110
International Flavors & Fragrances, Inc.	9,819	1,286,584
		6,347,636
Coatings/Paint — 0.2%
Sherwin-Williams Co.	7,554	4,051,739
Commercial Services — 0.1%
Cintas Corp.	7,709	1,710,087
Nielsen Holdings PLC	32,718	481,936
Quanta Services, Inc.	13,085	475,771
		2,667,794
Commercial Services-Finance — 1.7%
Automatic Data Processing, Inc.	39,788	5,836,502
Equifax, Inc.	11,134	1,546,513
FleetCor Technologies, Inc.†	7,980	1,925,175
Global Payments, Inc.	27,637	4,588,295
H&R Block, Inc.	17,953	298,917
IHS Markit, Ltd.	36,872	2,481,485
MarketAxess Holdings, Inc.	3,487	1,586,620
Moody’s Corp.	14,931	3,641,671
PayPal Holdings, Inc.†	107,971	13,280,433
S&P Global, Inc.	22,473	6,581,892
		41,767,503
Computer Aided Design — 0.4%
ANSYS, Inc.†	7,870	2,060,602
Autodesk, Inc.†	20,233	3,786,202
Cadence Design Systems, Inc.†	25,802	2,093,316
Synopsys, Inc.†	13,824	2,172,027
		10,112,147
Computer Data Security — 0.1%
Fortinet, Inc.†	13,053	1,406,330
Computer Services — 1.1%
Accenture PLC, Class A	58,396	10,814,355
Cognizant Technology Solutions Corp., Class A	50,351	2,921,365
DXC Technology Co.	23,540	426,780
International Business Machines Corp.	81,437	10,225,230
Leidos Holdings, Inc.	12,236	1,209,039
		25,596,769
Computer Software — 0.1%
Akamai Technologies, Inc.†	14,860	1,451,970
Citrix Systems, Inc.	10,576	1,533,626
		2,985,596
Computers — 4.8%
Apple, Inc.	384,058	112,836,241
Hewlett Packard Enterprise Co.	118,987	1,197,009
HP, Inc.	136,267	2,113,501
		116,146,751
Computers-Memory Devices — 0.1%
NetApp, Inc.	20,986	918,557
Seagate Technology PLC	21,258	1,061,837
Western Digital Corp.	27,347	1,260,150
		3,240,544
Consulting Services — 0.1%
Gartner, Inc.†	8,226	977,331
Verisk Analytics, Inc.	15,069	2,302,995
		3,280,326
Consumer Products-Misc. — 0.3%
Clorox Co.	11,540	2,151,518
Kimberly-Clark Corp.	31,522	4,365,166
		6,516,684
Containers-Metal/Glass — 0.1%
Ball Corp.	30,080	1,972,947
Containers-Paper/Plastic — 0.1%
Amcor PLC	148,977	1,336,324
Packaging Corp. of America	8,705	841,338
Sealed Air Corp.	14,208	406,207
WestRock Co.	23,714	763,353
		3,347,222
Cosmetics & Toiletries — 1.5%
Colgate-Palmolive Co.	78,808	5,537,838
Coty, Inc., Class A	27,179	148,126

2

Estee Lauder Cos., Inc., Class A	20,464	3,609,850
Procter & Gamble Co.	229,313	27,029,123
		36,324,937
Cruise Lines — 0.1%
Carnival Corp.	42,827	680,949
Norwegian Cruise Line Holdings, Ltd.†	19,564	320,850
Royal Caribbean Cruises, Ltd.	15,807	739,293
		1,741,092
Data Processing/Management — 0.7%
Broadridge Financial Solutions, Inc.	10,542	1,222,872
Fidelity National Information Services, Inc.	56,515	7,453,763
Fiserv, Inc.†	52,516	5,412,299
Jack Henry & Associates, Inc.	7,075	1,157,116
Paychex, Inc.	29,293	2,007,157
		17,253,207
Decision Support Software — 0.1%
MSCI, Inc.	7,789	2,547,003
Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	6,595	1,416,936
DENTSPLY SIRONA, Inc.	20,451	867,940
		2,284,876
Diagnostic Equipment — 0.9%
Danaher Corp.	58,783	9,608,669
Thermo Fisher Scientific, Inc.	36,873	12,340,656
		21,949,325
Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	7,888	2,189,709
Dialysis Centers — 0.0%
DaVita, Inc.†	8,246	651,516
Disposable Medical Products — 0.1%
Teleflex, Inc.	4,257	1,427,798
Distribution/Wholesale — 0.2%
Copart, Inc.†	18,810	1,506,869
Fastenal Co.	52,737	1,910,134
LKQ Corp.†	28,180	736,907
WW Grainger, Inc.	4,012	1,105,627
		5,259,537
Diversified Banking Institutions — 2.7%
Bank of America Corp.	744,416	17,903,205
Citigroup, Inc.	200,752	9,748,517
Goldman Sachs Group, Inc.	29,304	5,374,940
JPMorgan Chase & Co.	288,410	27,618,141
Morgan Stanley	107,090	4,222,559
		64,867,362
Diversified Manufacturing Operations — 1.1%
3M Co.	52,878	8,033,226
A.O. Smith Corp.	12,603	534,115
Eaton Corp. PLC	38,013	3,174,086
General Electric Co.	803,078	5,460,930
Illinois Tool Works, Inc.	26,895	4,370,438
Parker-Hannifin Corp.	11,812	1,867,713
Textron, Inc.	20,989	553,270
Trane Technologies PLC	22,032	1,926,037
		25,919,815
Drug Delivery Systems — 0.3%
Becton Dickinson and Co.	24,870	6,280,421
E-Commerce/Products — 4.0%
Amazon.com, Inc.†	38,296	94,744,304
eBay, Inc.	70,318	2,800,766
		97,545,070
E-Commerce/Services — 0.3%
Booking Holdings, Inc.†	3,849	5,698,714
Cars.com, Inc.†	1	5
Expedia Group, Inc.	12,850	912,093
		6,610,812
E-Services/Consulting — 0.1%
CDW Corp.	13,212	1,463,890
Electric Products-Misc. — 0.2%
AMETEK, Inc.	21,020	1,762,947
Emerson Electric Co.	56,014	3,194,479
		4,957,426
Electric-Distribution — 0.3%
CenterPoint Energy, Inc.	46,182	786,480
Consolidated Edison, Inc.	30,568	2,408,758
Sempra Energy	25,922	3,210,440
		6,405,678
Electric-Integrated — 2.5%
AES Corp.	61,048	808,886
Alliant Energy Corp.	22,101	1,073,004
Ameren Corp.	22,623	1,645,823
American Electric Power Co., Inc.	45,420	3,774,856
CMS Energy Corp.	26,100	1,490,049
Dominion Energy, Inc.	75,686	5,837,661
DTE Energy Co.	17,664	1,832,463
Duke Energy Corp.	67,036	5,675,268
Edison International	32,974	1,935,904
Entergy Corp.	18,308	1,748,597
Evergy, Inc.	20,956	1,224,459
Eversource Energy	29,771	2,402,520
Exelon Corp.	89,389	3,314,544
FirstEnergy Corp.	49,683	2,050,417
NextEra Energy, Inc.	44,945	10,387,688
Pinnacle West Capital Corp.	10,336	795,769
PPL Corp.	70,603	1,794,728
Public Service Enterprise Group, Inc.	46,503	2,358,167
Southern Co.	96,435	5,470,758
WEC Energy Group, Inc.	29,005	2,626,403
Xcel Energy, Inc.	48,219	3,064,800
		61,312,764
Electronic Components-Misc. — 0.0%
Garmin, Ltd.	13,285	1,078,211
Electronic Components-Semiconductors — 3.2%
Advanced Micro Devices, Inc.†	107,555	5,634,806
Broadcom, Inc.	36,475	9,907,340
Intel Corp.	399,997	23,991,820
IPG Photonics Corp.†	3,269	422,780
Microchip Technology, Inc.	21,975	1,927,867

3

Micron Technology, Inc.†	101,797	4,875,058
NVIDIA Corp.	56,275	16,448,057
Qorvo, Inc.†	10,682	1,047,156
Skyworks Solutions, Inc.	15,666	1,627,384
Texas Instruments, Inc.	85,955	9,976,797
Xilinx, Inc.	23,123	2,020,950
		77,880,015
Electronic Connectors — 0.2%
Amphenol Corp., Class A	27,264	2,406,320
TE Connectivity, Ltd.	30,756	2,259,336
		4,665,656
Electronic Forms — 0.7%
Adobe, Inc.†	44,512	15,741,224
Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	28,457	2,181,514
FLIR Systems, Inc.	12,336	535,382
Fortive Corp.	27,173	1,739,072
Keysight Technologies, Inc.†	17,249	1,669,186
Roper Technologies, Inc.	9,569	3,263,316
		9,388,470
Electronic Security Devices — 0.0%
Allegion PLC	8,544	859,014
Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	12,460	1,031,065
Enterprise Software/Service — 0.5%
Oracle Corp.	199,213	10,552,313
Paycom Software, Inc.†	4,511	1,177,461
		11,729,774
Entertainment Software — 0.4%
Activision Blizzard, Inc.	70,644	4,502,142
Electronic Arts, Inc.†	26,848	3,067,653
Take-Two Interactive Software, Inc.†	10,407	1,259,767
		8,829,562
Finance-Consumer Loans — 0.0%
Synchrony Financial	51,898	1,027,061
Finance-Credit Card — 2.5%
Alliance Data Systems Corp.	3,769	188,714
American Express Co.	61,699	5,630,034
Capital One Financial Corp.	42,825	2,773,347
Discover Financial Services	28,824	1,238,567
Mastercard, Inc., Class A	81,630	22,445,801
Visa, Inc., Class A	157,409	28,132,136
Western Union Co.	38,552	735,187
		61,143,786
Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	105,128	3,965,428
Finance-Other Services — 0.5%
Cboe Global Markets, Inc.	10,194	1,013,080
CME Group, Inc.	32,952	5,872,376
Intercontinental Exchange, Inc.	51,205	4,580,287
Nasdaq, Inc.	10,550	1,157,018
		12,622,761
Food-Confectionery — 0.4%
Hershey Co.	13,637	1,805,948
J.M. Smucker Co.	10,488	1,205,176
Mondelez International, Inc., Class A	132,397	6,810,502
		9,821,626
Food-Meat Products — 0.1%
Hormel Foods Corp.	25,569	1,197,908
Tyson Foods, Inc., Class A	27,143	1,688,023
		2,885,931
Food-Misc./Diversified — 0.5%
Campbell Soup Co.	15,534	776,389
Conagra Brands, Inc.	44,750	1,496,440
General Mills, Inc.	55,576	3,328,447
Kellogg Co.	22,896	1,499,688
Kraft Heinz Co.	57,267	1,736,908
Lamb Weston Holdings, Inc.	13,430	824,065
McCormick & Co., Inc.	11,362	1,782,016
		11,443,953
Food-Retail — 0.1%
Kroger Co.	73,746	2,331,111
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	46,917	2,640,020
Gas-Distribution — 0.1%
Atmos Energy Corp.	10,974	1,119,019
NiSource, Inc.	34,349	862,503
		1,981,522
Gold Mining — 0.2%
Newmont Corp.	75,387	4,484,019
Home Decoration Products — 0.0%
Newell Brands, Inc.	35,039	486,341
Home Furnishings — 0.0%
Leggett & Platt, Inc.	12,101	425,108
Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	25,946	1,964,372
Marriott International, Inc., Class A	24,952	2,269,135
		4,233,507
Human Resources — 0.0%
Robert Half International, Inc.	10,810	510,989
Independent Power Producers — 0.0%
NRG Energy, Inc.	23,134	775,683
Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	10,625	2,013,225
Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	20,270	4,572,507
Linde PLC	49,396	9,088,370
		13,660,877
Instruments-Controls — 0.5%
Honeywell International, Inc.	65,704	9,323,397
Mettler-Toledo International, Inc.†	2,239	1,611,946
		10,935,343
Instruments-Scientific — 0.1%
PerkinElmer, Inc.	10,216	924,855
Waters Corp.†	5,925	1,107,975
		2,032,830

4

Insurance Brokers — 0.5%
Aon PLC	21,530	3,717,585
Arthur J. Gallagher & Co.	17,152	1,346,432
Marsh & McLennan Cos., Inc.	46,406	4,516,696
Willis Towers Watson PLC	11,823	2,107,923
		11,688,636
Insurance-Life/Health — 0.3%
Aflac, Inc.	67,495	2,513,514
Globe Life, Inc.	9,161	754,316
Lincoln National Corp.	18,238	646,902
Principal Financial Group, Inc.	23,746	864,592
Prudential Financial, Inc.	36,965	2,305,507
Unum Group	18,967	330,974
		7,415,805
Insurance-Multi-line — 0.6%
Allstate Corp.	29,788	3,030,035
American International Group, Inc.(1)	79,995	2,034,273
Chubb, Ltd.	41,674	4,501,209
Cincinnati Financial Corp.	13,971	919,292
Hartford Financial Services Group, Inc.	33,142	1,259,064
Loews Corp.	23,521	815,238
MetLife, Inc.	71,878	2,593,358
		15,152,469
Insurance-Property/Casualty — 1.7%
Assurant, Inc.	5,576	592,394
Berkshire Hathaway, Inc., Class B†	179,864	33,699,319
Progressive Corp.	53,759	4,155,571
Travelers Cos., Inc.	23,734	2,402,118
WR Berkley Corp.	13,343	720,522
		41,569,924
Insurance-Reinsurance — 0.0%
Everest Re Group, Ltd.	3,750	649,238
Internet Brokers — 0.0%
E*TRADE Financial Corp.	20,774	843,632
Internet Content-Entertainment — 2.7%
Facebook, Inc., Class A†	221,283	45,298,843
Netflix, Inc.†	40,299	16,919,535
Twitter, Inc.†	71,388	2,047,408
		64,265,786
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	5,590	778,463
Internet Security — 0.0%
NortonLifeLock, Inc.	52,725	1,121,461
Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	11,650	1,339,051
BlackRock, Inc.	10,845	5,444,624
Franklin Resources, Inc.	25,648	483,208
Invesco, Ltd.	34,225	295,020
Raymond James Financial, Inc.	11,353	748,390
T. Rowe Price Group, Inc.	21,488	2,484,657
		10,794,950
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	50,819	5,914,315
Machinery-Farming — 0.2%
Deere & Co.	28,954	4,200,067
Machinery-General Industrial — 0.2%
IDEX Corp.	6,994	1,074,488
Otis Worldwide Corp.†	37,301	1,898,994
Westinghouse Air Brake Technologies Corp.	16,745	944,753
		3,918,235
Machinery-Pumps — 0.2%
Dover Corp.	13,358	1,250,977
Flowserve Corp.	12,033	338,970
Ingersoll Rand, Inc.†	31,820	925,325
Xylem, Inc.	16,559	1,190,592
		3,705,864
Medical Information Systems — 0.1%
Cerner Corp.	28,882	2,004,122
Medical Instruments — 1.1%
Boston Scientific Corp.†	128,166	4,803,662
Edwards Lifesciences Corp.†	19,179	4,171,432
Intuitive Surgical, Inc.†	10,627	5,429,122
Medtronic PLC	123,252	12,033,093
		26,437,309
Medical Labs & Testing Services — 0.2%
IQVIA Holdings, Inc.†	16,593	2,365,996
Laboratory Corp. of America Holdings†	8,929	1,468,374
Quest Diagnostics, Inc.	12,386	1,363,822
		5,198,192
Medical Products — 1.4%
Abbott Laboratories	162,517	14,966,191
ABIOMED, Inc.†	4,152	794,070
Baxter International, Inc.	46,948	4,168,043
Cooper Cos., Inc.	4,558	1,306,779
Henry Schein, Inc.†	13,493	736,178
Hologic, Inc.†	24,657	1,235,316
STERIS PLC	7,796	1,110,930
Stryker Corp.	29,607	5,519,633
Varian Medical Systems, Inc.†	8,359	956,102
Zimmer Biomet Holdings, Inc.	18,913	2,263,886
		33,057,128
Medical-Biomedical/Gene — 1.9%
Alexion Pharmaceuticals, Inc.†	20,348	2,186,800
Amgen, Inc.	54,637	13,070,263
Biogen, Inc.†	16,592	4,925,003
Gilead Sciences, Inc.	116,334	9,772,056
Illumina, Inc.†	13,517	4,312,329
Incyte Corp.†	16,439	1,605,433
Regeneron Pharmaceuticals, Inc.†	7,346	3,863,114
Vertex Pharmaceuticals, Inc.†	23,646	5,939,875
		45,674,873
Medical-Drugs — 5.0%
AbbVie, Inc.	135,982	11,177,720
Allergan PLC	30,186	5,655,045
Bristol-Myers Squibb Co.	215,555	13,107,900
Eli Lilly & Co.	77,692	12,014,291

5

Johnson & Johnson	242,009	36,311,030
Merck & Co., Inc.	234,111	18,574,367
Pfizer, Inc.	508,881	19,520,675
Zoetis, Inc.	43,797	5,663,390
		122,024,418
Medical-Generic Drugs — 0.1%
Mylan NV†	47,460	795,904
Perrigo Co. PLC	12,515	667,050
		1,462,954
Medical-HMO — 1.7%
Anthem, Inc.	23,316	6,545,501
Centene Corp.†	53,682	3,574,148
Humana, Inc.	12,177	4,649,422
UnitedHealth Group, Inc.	87,118	25,479,401
		40,248,472
Medical-Hospitals — 0.1%
HCA Healthcare, Inc.	24,327	2,673,051
Universal Health Services, Inc., Class B	7,386	780,626
		3,453,677
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	13,823	1,239,370
Cardinal Health, Inc.	26,895	1,330,765
McKesson Corp.	14,851	2,097,704
		4,667,839
Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	133,416	1,178,063
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	14,187	309,702
Multimedia — 0.7%
Walt Disney Co.	165,736	17,924,348
Networking Products — 0.7%
Arista Networks, Inc.†	4,987	1,093,649
Cisco Systems, Inc.	390,089	16,531,972
		17,625,621
Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	19,369	1,517,367
Waste Management, Inc.	35,889	3,589,618
		5,106,985
Office Automation & Equipment — 0.1%
Xerox Holdings Corp.	17,096	312,686
Zebra Technologies Corp., Class A†	4,958	1,138,654
		1,451,340
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	7,679	847,685
Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	9,972	197,146
Oil Companies-Exploration & Production — 0.6%
Apache Corp.	34,578	452,280
Cabot Oil & Gas Corp.	37,510	810,966
Concho Resources, Inc.	18,485	1,048,469
ConocoPhillips	100,897	4,247,764
Devon Energy Corp.	35,586	443,757
Diamondback Energy, Inc.	14,818	645,176
EOG Resources, Inc.	53,495	2,541,547
Hess Corp.	23,815	1,158,362
Marathon Oil Corp.	73,556	450,163
Noble Energy, Inc.	43,981	431,454
Occidental Petroleum Corp.	82,143	1,363,574
Pioneer Natural Resources Co.	15,232	1,360,370
		14,953,882
Oil Companies-Integrated — 1.4%
Chevron Corp.	173,872	15,996,224
Exxon Mobil Corp.	389,063	18,079,758
		34,075,982
Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	35,478	448,442
Oil Refining & Marketing — 0.3%
HollyFrontier Corp.	13,653	451,095
Marathon Petroleum Corp.	59,708	1,915,433
Phillips 66	40,860	2,989,726
Valero Energy Corp.	37,760	2,392,096
		7,748,350
Oil-Field Services — 0.2%
Baker Hughes Co.	59,757	833,610
Halliburton Co.	80,717	847,529
Schlumberger, Ltd.	127,299	2,141,169
TechnipFMC PLC	38,643	344,309
		4,166,617
Paper & Related Products — 0.1%
International Paper Co.	36,057	1,234,952
Pharmacy Services — 0.6%
Cigna Corp.	34,337	6,722,498
CVS Health Corp.	119,627	7,363,042
		14,085,540
Pipelines — 0.3%
Kinder Morgan, Inc.	179,113	2,727,891
ONEOK, Inc.	37,985	1,136,891
Williams Cos., Inc.	111,452	2,158,825
		6,023,607
Publishing-Newspapers — 0.0%
News Corp., Class A	35,729	354,074
News Corp., Class B	11,198	114,444
		468,518
Real Estate Investment Trusts — 2.6%
Alexandria Real Estate Equities, Inc.	11,274	1,771,033
American Tower Corp.	40,730	9,693,740
Apartment Investment & Management Co., Class A	13,691	515,740
AvalonBay Communities, Inc.	12,842	2,092,604
Boston Properties, Inc.	13,223	1,285,011
Crown Castle International Corp.	38,232	6,095,328
Digital Realty Trust, Inc.	24,171	3,613,323
Duke Realty Corp.	33,800	1,172,860
Equinix, Inc.	7,842	5,294,918
Equity Residential	32,098	2,088,296
Essex Property Trust, Inc.	6,076	1,483,152
Extra Space Storage, Inc.	11,909	1,050,850

6

Federal Realty Investment Trust	6,458	537,758
Healthpeak Properties, Inc.	45,513	1,189,710
Host Hotels & Resorts, Inc.	65,946	811,795
Iron Mountain, Inc.	26,403	638,424
Kimco Realty Corp.	38,826	423,592
Mid-America Apartment Communities, Inc.	10,488	1,173,817
Prologis, Inc.	67,884	6,057,289
Public Storage	13,813	2,561,621
Realty Income Corp.	31,513	1,730,694
Regency Centers Corp.	15,408	676,565
SBA Communications Corp.	10,354	3,001,832
Simon Property Group, Inc.	28,217	1,884,049
SL Green Realty Corp.	7,495	397,610
UDR, Inc.	26,947	1,009,704
Ventas, Inc.	34,274	1,108,764
Vornado Realty Trust	14,566	638,282
Welltower, Inc.	37,311	1,911,442
Weyerhaeuser Co.	68,519	1,498,510
		63,408,313
Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	30,782	1,321,471
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	6,911	888,064
Respiratory Products — 0.1%
ResMed, Inc.	13,222	2,053,641
Retail-Apparel/Shoe — 0.1%
Gap, Inc.	19,566	158,876
L Brands, Inc.	21,355	253,911
Ross Stores, Inc.	33,262	3,038,816
		3,451,603
Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	6,368	769,955
AutoZone, Inc.†	2,191	2,235,521
Genuine Parts Co.	13,360	1,059,181
O’Reilly Automotive, Inc.†	6,957	2,687,767
		6,752,424
Retail-Automobile — 0.0%
CarMax, Inc.†	15,120	1,113,588
Retail-Building Products — 1.2%
Home Depot, Inc.	100,305	22,050,048
Lowe’s Cos., Inc.	70,479	7,382,675
		29,432,723
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	20,940	1,606,726
Retail-Discount — 1.6%
Costco Wholesale Corp.	40,624	12,309,072
Dollar General Corp.	23,412	4,104,124
Dollar Tree, Inc.†	21,762	1,733,778
Target Corp.	46,596	5,113,445
Walmart, Inc.	130,443	15,855,347
		39,115,766
Retail-Drug Store — 0.1%
Walgreens Boots Alliance, Inc.	68,940	2,984,413
Retail-Gardening Products — 0.0%
Tractor Supply Co.	10,886	1,104,167
Retail-Jewelry — 0.1%
Tiffany & Co.	9,926	1,255,639
Retail-Major Department Stores — 0.2%
Nordstrom, Inc.	9,850	184,983
TJX Cos., Inc.	111,509	5,469,516
		5,654,499
Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	5,256	1,145,388
Retail-Regional Department Stores — 0.0%
Kohl’s Corp.	14,397	265,769
Retail-Restaurants — 1.1%
Chipotle Mexican Grill, Inc.†	2,351	2,065,471
Darden Restaurants, Inc.	11,994	885,037
McDonald’s Corp.	69,249	12,988,343
Starbucks Corp.	108,597	8,332,648
Yum! Brands, Inc.	27,812	2,403,791
		26,675,290
Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	40,839	518,247
Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	33,866	3,711,714
Maxim Integrated Products, Inc.	24,883	1,368,067
QUALCOMM, Inc.	104,996	8,260,035
		13,339,816
Semiconductor Equipment — 0.4%
Applied Materials, Inc.	84,942	4,219,919
KLA Corp.	14,510	2,380,946
Lam Research Corp.	13,341	3,405,690
		10,006,555
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	3,761	719,893
Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	22,565	1,579,324
Steel-Producers — 0.0%
Nucor Corp.	27,881	1,148,418
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	70,722	1,556,591
Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	30,777	664,783
Telephone-Integrated — 1.8%
AT&T, Inc.	671,718	20,467,247
CenturyLink, Inc.	90,225	958,190
Verizon Communications, Inc.	380,299	21,848,178
		43,273,615
Television — 0.0%
ViacomCBS, Inc., Class B	49,692	857,684

7

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	5,466	479,478
Theaters — 0.0%
Live Nation Entertainment, Inc.†	12,957	581,381
Tobacco — 0.7%
Altria Group, Inc.	171,781	6,742,404
Philip Morris International, Inc.	143,067	10,672,798
		17,415,202
Tools-Hand Held — 0.1%
Snap-on, Inc.	5,043	657,052
Stanley Black & Decker, Inc.	13,978	1,540,376
		2,197,428
Toys — 0.0%
Hasbro, Inc.	11,702	845,001
Transport-Rail — 0.8%
CSX Corp.	71,506	4,735,842
Kansas City Southern	9,115	1,189,963
Norfolk Southern Corp.	23,977	4,102,465
Union Pacific Corp.	63,834	10,200,035
		20,228,305
Transport-Services — 0.5%
C.H. Robinson Worldwide, Inc.	12,436	881,712
Expeditors International of Washington, Inc.	15,660	1,121,334
FedEx Corp.	22,072	2,798,068
United Parcel Service, Inc., Class B	64,437	6,099,607
		10,900,721
Transport-Truck — 0.1%
JB Hunt Transport Services, Inc.	7,840	792,781
Old Dominion Freight Line, Inc.	8,808	1,279,714
		2,072,495
Water — 0.1%
American Water Works Co., Inc.	16,623	2,022,853
Water Treatment Systems — 0.0%
Pentair PLC	15,457	534,658
Web Hosting/Design — 0.1%
VeriSign, Inc.†	9,500	1,990,155
Web Portals/ISP — 3.1%
Alphabet, Inc., Class A†	27,551	37,102,932
Alphabet, Inc., Class C†	27,484	37,066,571
		74,169,503
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	15,755	2,265,727
Total Common Stocks (cost $1,512,241,270)		2,220,404,093
EXCHANGE-TRADED FUNDS — 3.0%
SPDR S&P 500 Trust ETF (cost $71,795,590)	250,300	72,707,144
Total Long-Term Investment Securities (cost $1,584,036,860)		2,293,111,237
SHORT-TERM INVESTMENT SECURITIES — 0.5%
U.S. Government Treasuries — 0.5%
United States Treasury Bills
0.06% due 07/02/2020(2)	$1,600,000	1,599,752
0.07% due 02/25/2021(2)	400,000	399,500
0.11% due 12/31/2020(2)	2,500,000	2,497,691
0.16% due 08/20/2020(2)	100,000	99,967
0.17% due 12/31/2020(2)	350,000	349,677
1.52% due 05/28/2020(2)	3,700,000	3,699,847
1.53% due 05/07/2020(2)	2,900,000	2,899,973

Total Short-Term Investment Securities (cost $11,542,332)		11,546,407
REPURCHASE AGREEMENTS — 5.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 04/30/2020, to be repurchased 05/01/2020 in the amount of $122,535,000 and collateralized by $119,210,000 of United States Treasury Notes, bearing interest at 2.13% due 05/15/2022 and having an approximate value of $124,990,374 (cost $122,535,000)	122,535,000	122,535,000
TOTAL INVESTMENTS (cost $1,718,114,192)	100.0%	2,427,192,644
Liabilities in excess of other assets	(0.0)	(688,776)

NET ASSETS	100.0%	$2,426,503,868

†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 2)

(2) The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ETF — Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
909	Long	S&P 500 E-Mini Index	June 2020	$110,399,440	$131,914,080	$21,514,640

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	2,220,404,093	$—	$—	$2,220,404,093
Exchange-Traded Funds	72,707,144	—	—	72,707,144
Short-Term Investment Securities	—	11,546,407	—	11,546,407
Repurchase Agreements	—	122,535,000	—	122,535,000

Total Investments at Value	$2,293,111,237	$134,081,407	$—	$2,427,192,644

Other Financial Instruments:†
Futures Contracts	$21,514,640	$—	$—	$21,514,640

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

8

SunAmerica Series Trust

SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.1%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	9,052	$153,703
Omnicom Group, Inc.	5,082	289,826

		443,529

Aerospace/Defense — 1.1%
Boeing Co.	6,990	985,730
General Dynamics Corp.	5,471	714,622
Raytheon Technologies Corp.	16,107	1,043,894

		2,744,246

Aerospace/Defense-Equipment — 0.0%
Howmet Aerospace, Inc.	4,522	59,103

Agricultural Biotech — 0.2%
Corteva, Inc.	17,473	457,618

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	5,076	139,590
Mosaic Co.	8,163	93,956

		233,546

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	12,996	482,671

Airlines — 0.4%
Alaska Air Group, Inc.	2,876	93,528
American Airlines Group, Inc.	9,102	109,315
Delta Air Lines, Inc.	13,439	348,204
Southwest Airlines Co.	11,058	345,563
United Airlines Holdings, Inc.†	5,080	150,266

		1,046,876

Apparel Manufacturers — 0.3%
Capri Holdings, Ltd.†	3,540	53,985
Hanesbrands, Inc.	8,444	83,933
PVH Corp.	1,731	85,217
Ralph Lauren Corp.	1,161	85,659
Tapestry, Inc.	6,441	95,842
Under Armour, Inc., Class A†	4,393	45,775
Under Armour, Inc., Class C†	4,543	42,114
VF Corp.	3,593	208,753

		701,278

Appliances — 0.1%
Whirlpool Corp.	1,476	164,928

Athletic Footwear — 0.3%
NIKE, Inc., Class B	9,600	836,928

Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.	90,909	462,727
General Motors Co.	29,353	654,278

		1,117,005

Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc.	1,323	216,310

Auto/Truck Parts & Equipment-Original — 0.2%
Aptiv PLC	5,961	414,588
BorgWarner, Inc.	4,821	137,736

		552,324

Banks-Commercial — 1.0%
Citizens Financial Group, Inc.	10,149	227,236
First Republic Bank	2,006	209,206
M&T Bank Corp.	3,081	345,318
Regions Financial Corp.	22,520	242,090
SVB Financial Group†	433	83,643
Truist Financial Corp.	31,308	1,168,414
Zions Bancorp NA	3,980	125,808

		2,401,715

Banks-Fiduciary — 0.7%
Bank of New York Mellon Corp.	19,591	735,446
Northern Trust Corp.	4,947	391,604
State Street Corp.	8,490	535,210

		1,662,260

Banks-Super Regional — 2.3%
Comerica, Inc.	3,366	117,339
Fifth Third Bancorp	16,568	309,656
Huntington Bancshares, Inc.	24,110	222,776
KeyCorp	22,995	267,892
PNC Financial Services Group, Inc.	10,230	1,091,234
US Bancorp	33,181	1,211,106
Wells Fargo & Co.	89,851	2,610,172

		5,830,175

Beverages-Non-alcoholic — 2.0%
Coca-Cola Co.	54,013	2,478,657
Monster Beverage Corp.†	2,942	181,845
PepsiCo, Inc.	16,928	2,239,405

		4,899,907

Brewery — 0.3%
Constellation Brands, Inc., Class A	3,910	643,938
Molson Coors Beverage Co., Class B	4,386	179,870

		823,808

Broadcast Services/Program — 0.2%
Discovery, Inc., Class A†	3,691	82,752
Discovery, Inc., Class C†	7,830	159,810
Fox Corp., Class A	8,277	214,126
Fox Corp., Class B	3,791	96,898

		553,586

Building Products-Air & Heating — 0.3%
Carrier Global Corp.†	8,902	157,655
Johnson Controls International PLC	18,010	524,271

		681,926

Building-Maintenance & Services — 0.0%
Rollins, Inc.	1,742	69,680

Building-Residential/Commercial — 0.1%
Lennar Corp., Class A	6,535	327,207

Cable/Satellite TV — 0.8%
Comcast Corp., Class A	46,633	1,754,800
DISH Network Corp., Class A†	5,952	148,889

		1,903,689

Casino Hotels — 0.1%
Las Vegas Sands Corp.	3,393	162,932
MGM Resorts International	4,689	78,916

		241,848

Cellular Telecom — 0.3%
T-Mobile US, Inc.†	8,888	780,366

Chemicals-Diversified — 0.6%
DuPont de Nemours, Inc.	17,295	813,211
Eastman Chemical Co.	3,175	192,119
LyondellBasell Industries NV, Class A	5,994	347,352
PPG Industries, Inc.	2,706	245,786

		1,598,468

Chemicals-Specialty — 0.4%
Albemarle Corp.	2,476	152,101
Ecolab, Inc.	2,869	555,151
International Flavors & Fragrances, Inc.	2,493	326,658

		1,033,910

Commercial Services — 0.1%
Nielsen Holdings PLC	8,307	122,362
Quanta Services, Inc.	1,827	66,430

		188,792

Commercial Services-Finance — 0.6%
Automatic Data Processing, Inc.	3,839	563,143
Equifax, Inc.	1,131	157,096
Global Payments, Inc.	3,579	594,185
H&R Block, Inc.	4,558	75,891
IHS Markit, Ltd.	2,528	170,134

		1,560,449

Computer Services — 1.9%
Accenture PLC, Class A	5,487	1,016,137
Cognizant Technology Solutions Corp., Class A	12,783	741,670
DXC Technology Co.	5,976	108,345
International Business Machines Corp.	20,676	2,596,078
Leidos Holdings, Inc.	1,554	153,551

		4,615,781

Computer Software — 0.1%
Akamai Technologies, Inc.†	1,056	103,182
Citrix Systems, Inc.	1,289	186,918

		290,100

Computers — 0.3%
Hewlett Packard Enterprise Co.	30,210	303,913
HP, Inc.	34,596	536,584

		840,497

Computers-Memory Devices — 0.2%
NetApp, Inc.	2,877	125,926
Seagate Technology PLC	2,158	107,792
Western Digital Corp.	6,943	319,934

		553,652

Consulting Services — 0.1%
Verisk Analytics, Inc.	1,186	181,256

Consumer Products-Misc. — 0.4%
Clorox Co.	2,930	546,269
Kimberly-Clark Corp.	4,082	565,276

		1,111,545

Containers-Metal/Glass — 0.1%
Ball Corp.	2,215	145,282

Containers-Paper/Plastic — 0.3%
Amcor PLC	37,824	339,281
Packaging Corp. of America	2,210	213,596
Sealed Air Corp.	3,608	103,153
WestRock Co.	6,020	193,784

		849,814

Cosmetics & Toiletries — 1.5%
Colgate-Palmolive Co.	11,004	773,251
Coty, Inc., Class A	3,657	19,931
Procter & Gamble Co.	24,452	2,882,157

		3,675,339

Cruise Lines — 0.2%
Carnival Corp.	10,874	172,897
Norwegian Cruise Line Holdings, Ltd.†	4,968	81,475
Royal Caribbean Cruises, Ltd.	4,013	187,688

		442,060

Data Processing/Management — 0.9%
Broadridge Financial Solutions, Inc.	802	93,032
Fidelity National Information Services, Inc.	14,348	1,892,358
Jack Henry & Associates, Inc.	863	141,143
Paychex, Inc.	2,454	168,148

		2,294,681

Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	2,440	103,554

Diagnostic Equipment — 0.4%
Danaher Corp.	5,373	878,271

Dialysis Centers — 0.1%
DaVita, Inc.†	2,094	165,447

Distribution/Wholesale — 0.2%
Fastenal Co.	4,016	145,460
LKQ Corp.†	3,435	89,825
WW Grainger, Inc.	1,018	280,540

		515,825

Diversified Banking Institutions — 5.3%
Bank of America Corp.	188,998	4,545,402
Citigroup, Inc.	50,968	2,475,006
Goldman Sachs Group, Inc.	7,440	1,364,645
JPMorgan Chase & Co.	38,077	3,646,253
Morgan Stanley	27,188	1,072,023

		13,103,329

Diversified Manufacturing Operations — 2.1%
3M Co.	13,425	2,039,526
A.O. Smith Corp.	3,200	135,616
Eaton Corp. PLC	9,651	805,858
General Electric Co.	203,891	1,386,459
Illinois Tool Works, Inc.	2,663	432,738
Parker-Hannifin Corp.	1,350	213,462
Textron, Inc.	5,329	140,472
Trane Technologies PLC	2,126	185,855

		5,339,986

Drug Delivery Systems — 0.6%
Becton Dickinson and Co.	6,314	1,594,474

E-Commerce/Services — 0.1%
Expedia Group, Inc.	3,263	231,608

Electric Products-Misc. — 0.2%
Emerson Electric Co.	6,542	373,090

Electric-Distribution — 0.5%
CenterPoint Energy, Inc.	11,725	199,677
Consolidated Edison, Inc.	7,760	611,488
Sempra Energy	3,619	448,213

		1,259,378

Electric-Integrated — 5.7%
AES Corp.	15,500	205,375
Alliant Energy Corp.	5,612	272,463
Ameren Corp.	5,744	417,876
American Electric Power Co., Inc.	11,532	958,424
CMS Energy Corp.	6,627	378,335
Dominion Energy, Inc.	19,215	1,482,053
DTE Energy Co.	4,485	465,274
Duke Energy Corp.	17,020	1,440,913
Edison International	8,372	491,520
Entergy Corp.	4,648	443,930
Evergy, Inc.	5,320	310,848
Eversource Energy	7,558	609,931
Exelon Corp.	22,695	841,531
FirstEnergy Corp.	12,614	520,580
NextEra Energy, Inc.	5,363	1,239,497
Pinnacle West Capital Corp.	2,624	202,022
PPL Corp.	17,925	455,653
Public Service Enterprise Group, Inc.	11,806	598,682
Southern Co.	24,484	1,388,977
WEC Energy Group, Inc.	7,365	666,901
Xcel Energy, Inc.	12,242	778,101

		14,168,886

Electronic Components-Semiconductors — 1.6%
Intel Corp.	43,668	2,619,207
IPG Photonics Corp.†	415	53,672
Skyworks Solutions, Inc.	1,670	173,480
Texas Instruments, Inc.	8,292	962,452
Xilinx, Inc.	2,231	194,989

		4,003,800

Electronic Connectors — 0.1%
TE Connectivity, Ltd.	3,904	286,788

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	3,107	238,183
FLIR Systems, Inc.	1,628	70,655
Fortive Corp.	6,899	441,536

		750,374

Engineering/R&D Services — 0.1%
Jacobs Engineering Group, Inc.	3,163	261,738

Enterprise Software/Service — 0.4%
Oracle Corp.	20,230	1,071,583

Entertainment Software — 0.6%
Activision Blizzard, Inc.	17,935	1,142,998
Electronic Arts, Inc.†	3,204	366,089

		1,509,087

Finance-Credit Card — 0.6%
Alliance Data Systems Corp.	957	47,917
American Express Co.	6,267	571,864
Capital One Financial Corp.	10,873	704,135
Discover Financial Services	2,781	119,500

		1,443,416

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	7,206	271,810

Finance-Other Services — 0.6%
CME Group, Inc.	4,100	730,661
Intercontinental Exchange, Inc.	5,850	523,283
Nasdaq, Inc.	1,420	155,731

		1,409,675

Food-Confectionery — 0.9%
Hershey Co.	1,142	151,235
J.M. Smucker Co.	2,663	306,006
Mondelez International, Inc., Class A	33,614	1,729,104

		2,186,345

Food-Meat Products — 0.2%
Hormel Foods Corp.	6,491	304,103
Tyson Foods, Inc., Class A	3,583	222,827

		526,930

Food-Misc./Diversified — 1.0%
Campbell Soup Co.	2,209	110,406
Conagra Brands, Inc.	11,362	379,945
General Mills, Inc.	14,110	845,048
Kellogg Co.	5,813	380,751
Kraft Heinz Co.	14,540	440,998
Lamb Weston Holdings, Inc.	1,535	94,188
McCormick & Co., Inc.	1,413	221,615

		2,472,951

Food-Retail — 0.2%
Kroger Co.	18,724	591,866

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	6,552	368,681

Gas-Distribution — 0.2%
Atmos Energy Corp.	2,786	284,089
NiSource, Inc.	8,722	219,009

		503,098

Gold Mining — 0.5%
Newmont Corp.	19,140	1,138,447

Home Decoration Products — 0.1%
Newell Brands, Inc.	8,896	123,476

Home Furnishings — 0.0%
Leggett & Platt, Inc.	1,045	36,711

Human Resources — 0.1%
Robert Half International, Inc.	2,744	129,709

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	1,160	219,797

Industrial Gases — 0.3%
Linde PLC	3,636	668,988

Instruments-Controls — 0.6%
Honeywell International, Inc.	9,008	1,278,235
Mettler-Toledo International, Inc.†	211	151,908

		1,430,143

Instruments-Scientific — 0.1%
PerkinElmer, Inc.	1,115	100,941
Waters Corp.†	572	106,964

		207,905

Insurance Brokers — 0.5%
Aon PLC	2,023	349,312
Arthur J. Gallagher & Co.	2,133	167,441
Marsh & McLennan Cos., Inc.	4,595	447,231
Willis Towers Watson PLC	1,560	278,132

		1,242,116

Insurance-Life/Health — 0.8%
Aflac, Inc.	17,136	638,145
Globe Life, Inc.	2,327	191,605
Lincoln National Corp.	4,630	164,226
Principal Financial Group, Inc.	6,030	219,552
Prudential Financial, Inc.	9,385	585,342
Unum Group	4,815	84,022

		1,882,892

Insurance-Multi-line — 1.5%
Allstate Corp.	7,564	769,410
American International Group, Inc.(1)	20,310	516,483
Chubb, Ltd.	10,579	1,142,638
Cincinnati Financial Corp.	1,915	126,007
Hartford Financial Services Group, Inc.	8,415	319,686
Loews Corp.	5,971	206,955
MetLife, Inc.	18,249	658,424

		3,739,603

Insurance-Property/Casualty — 4.0%
Assurant, Inc.	1,415	150,330
Berkshire Hathaway, Inc., Class B†	45,665	8,555,794
Progressive Corp.	5,324	411,545
Travelers Cos., Inc.	6,025	609,790
WR Berkley Corp.	3,388	182,952

		9,910,411

Insurance-Reinsurance — 0.1%
Everest Re Group, Ltd.	952	164,820

Internet Brokers — 0.1%
E*TRADE Financial Corp.	5,275	214,218

Internet Content-Entertainment — 0.2%
Twitter, Inc.†	18,125	519,825

Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	1,420	197,749

Internet Security — 0.0%
NortonLifeLock, Inc.	5,087	108,200

Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	1,035	118,963
BlackRock, Inc.	1,349	677,252
Franklin Resources, Inc.	6,511	122,667
Invesco, Ltd.	8,689	74,899
Raymond James Financial, Inc.	2,883	190,048
T. Rowe Price Group, Inc.	1,418	163,963

		1,347,792

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	5,290	615,650

Machinery-Farming — 0.2%
Deere & Co.	3,014	437,211

Machinery-General Industrial — 0.2%
IDEX Corp.	763	117,220
Otis Worldwide Corp.†	4,451	226,600
Westinghouse Air Brake Technologies Corp.	4,251	239,842

		583,662

Machinery-Pumps — 0.2%
Dover Corp.	1,391	130,267
Flowserve Corp.	3,055	86,059
Ingersoll Rand, Inc.†	2,180	63,395
Xylem, Inc.	1,723	123,884

		403,605

Medical Information Systems — 0.1%
Cerner Corp.	2,713	188,255

Medical Instruments — 1.4%
Boston Scientific Corp.†	13,341	500,021
Medtronic PLC	31,292	3,055,038

		3,555,059

Medical Labs & Testing Services — 0.4%
IQVIA Holdings, Inc.†	1,305	186,080
Laboratory Corp. of America Holdings†	2,266	372,643
Quest Diagnostics, Inc.	3,144	346,186

		904,909

Medical Products — 1.6%
Abbott Laboratories	17,329	1,595,828
ABIOMED, Inc.†	453	86,636
Baxter International, Inc.	6,556	582,042
Cooper Cos., Inc.	498	142,777
Henry Schein, Inc.†	3,426	186,922
Hologic, Inc.†	2,879	144,238
STERIS PLC	911	129,817
Stryker Corp.	2,555	476,329
Varian Medical Systems, Inc.†	955	109,233
Zimmer Biomet Holdings, Inc.	4,803	574,919

		4,028,741

Medical-Biomedical/Gene — 2.5%
Alexion Pharmaceuticals, Inc.†	2,170	233,210
Amgen, Inc.	5,688	1,360,683
Biogen, Inc.†	4,213	1,250,545
Gilead Sciences, Inc.	29,536	2,481,024
Illumina, Inc.†	1,373	438,028
Regeneron Pharmaceuticals, Inc.†	615	323,416

		6,086,906

Medical-Drugs — 7.3%
AbbVie, Inc.	16,227	1,333,859
Allergan PLC	7,664	1,435,774
Bristol-Myers Squibb Co.	24,628	1,497,629
Eli Lilly & Co.	8,876	1,372,585
Johnson & Johnson	35,637	5,346,975
Merck & Co., Inc.	26,747	2,122,107
Pfizer, Inc.	129,199	4,956,074

		18,065,003

Medical-Generic Drugs — 0.2%
Mylan NV†	12,050	202,079
Perrigo Co. PLC	3,178	169,387

		371,466

Medical-HMO — 4.1%
Anthem, Inc.	5,920	1,661,922
Centene Corp.†	13,628	907,352
Humana, Inc.	3,091	1,180,206
UnitedHealth Group, Inc.	22,118	6,468,851

		10,218,331

Medical-Hospitals — 0.4%
HCA Healthcare, Inc.	6,177	678,729
Universal Health Services, Inc., Class B	1,875	198,168

		876,897

Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	3,509	314,617
Cardinal Health, Inc.	6,828	337,849
McKesson Corp.	3,771	532,654

		1,185,120

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	15,242	134,587

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	3,602	78,632

Multimedia — 0.7%
Walt Disney Co.	16,411	1,774,850

Networking Products — 1.7%
Cisco Systems, Inc.	99,038	4,197,230

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	2,656	208,071
Waste Management, Inc.	3,827	382,777

		590,848

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	565	62,370

Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	2,531	50,038

Oil Companies-Exploration & Production — 0.7%
Apache Corp.	3,336	43,635
Cabot Oil & Gas Corp.	3,523	76,167
Concho Resources, Inc.	4,694	266,244
Devon Energy Corp.	9,035	112,666
Diamondback Energy, Inc.	3,761	163,754
EOG Resources, Inc.	6,791	322,640
Marathon Oil Corp.	18,674	114,285
Noble Energy, Inc.	11,166	109,539
Occidental Petroleum Corp.	20,855	346,193
Pioneer Natural Resources Co.	1,469	131,196

		1,686,319

Oil Companies-Integrated — 3.5%
Chevron Corp.	44,144	4,061,248
Exxon Mobil Corp.	98,778	4,590,214

		8,651,462

Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	6,215	78,558

Oil Refining & Marketing — 0.6%
HollyFrontier Corp.	3,467	114,549
Marathon Petroleum Corp.	15,159	486,301
Phillips 66	5,187	379,533
Valero Energy Corp.	9,586	607,273

		1,587,656

Oil-Field Services — 0.4%
Baker Hughes Co.	15,172	211,649
Halliburton Co.	20,494	215,187
Schlumberger, Ltd.	32,320	543,623
TechnipFMC PLC	9,811	87,416

		1,057,875

Paper & Related Products — 0.1%
International Paper Co.	9,155	313,559

Pharmacy Services — 1.4%
Cigna Corp.	8,717	1,706,614
CVS Health Corp.	30,372	1,869,397

		3,576,011

Pipelines — 0.6%
Kinder Morgan, Inc.	45,474	692,569
ONEOK, Inc.	9,644	288,645
Williams Cos., Inc.	28,296	548,093

		1,529,307

Publishing-Newspapers — 0.0%
News Corp., Class A	9,071	89,894
News Corp., Class B	2,842	29,045

		118,939

Real Estate Investment Trusts — 3.1%
Alexandria Real Estate Equities, Inc.	1,236	194,163
Apartment Investment & Management Co., Class A	3,475	130,903
AvalonBay Communities, Inc.	3,260	531,217
Boston Properties, Inc.	1,880	182,698
Crown Castle International Corp.	4,077	649,996
Digital Realty Trust, Inc.	6,138	917,570
Duke Realty Corp.	3,519	122,109
Equity Residential	8,149	530,174
Essex Property Trust, Inc.	772	188,445
Extra Space Storage, Inc.	1,270	112,065
Federal Realty Investment Trust	951	79,190
Healthpeak Properties, Inc.	6,125	160,107
Host Hotels & Resorts, Inc.	16,743	206,106
Iron Mountain, Inc.	6,704	162,103
Kimco Realty Corp.	9,857	107,540
Mid-America Apartment Communities, Inc.	1,465	163,963
Prologis, Inc.	7,411	661,284
Public Storage	1,964	364,224
Realty Income Corp.	4,401	241,703
Regency Centers Corp.	3,912	171,776
Simon Property Group, Inc.	4,298	286,977
SL Green Realty Corp.	1,903	100,954
UDR, Inc.	3,627	135,904
Ventas, Inc.	8,703	281,542
Vornado Realty Trust	3,699	162,090
Welltower, Inc.	9,472	485,251
Weyerhaeuser Co.	17,396	380,451

		7,710,505

Retail-Apparel/Shoe — 0.0%
Gap, Inc.	4,968	40,340
L Brands, Inc.	5,422	64,468

		104,808

Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc.	1,617	195,511
Genuine Parts Co.	3,393	268,997

		464,508

Retail-Building Products — 0.9%
Home Depot, Inc.	7,386	1,623,664
Lowe’s Cos., Inc.	6,084	637,299

		2,260,963

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	5,316	407,897

Retail-Discount — 2.5%
Costco Wholesale Corp.	4,228	1,281,084
Dollar Tree, Inc.†	5,525	440,177
Target Corp.	4,260	467,492
Walmart, Inc.	33,119	4,025,615

		6,214,368

Retail-Drug Store — 0.3%
Walgreens Boots Alliance, Inc.	17,504	757,748

Retail-Gardening Products — 0.1%
Tractor Supply Co.	1,410	143,016

Retail-Major Department Stores — 0.0%
Nordstrom, Inc.	2,501	46,969

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	600	130,752

Retail-Regional Department Stores — 0.0%
Kohl’s Corp.	3,655	67,471

Retail-Restaurants — 0.8%
Darden Restaurants, Inc.	1,646	121,458
McDonald’s Corp.	9,846	1,846,716

		1,968,174

Savings & Loans/Thrifts — 0.1%
People’s United Financial, Inc.	10,368	131,570

Semiconductor Components-Integrated Circuits — 0.1%
Maxim Integrated Products, Inc.	3,538	194,519

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	392	75,033

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	2,636	184,494

Steel-Producers — 0.1%
Nucor Corp.	7,079	291,584

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	9,516	209,447

Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	7,813	168,761

Telephone-Integrated — 4.4%
AT&T, Inc.	170,541	5,196,384
CenturyLink, Inc.	22,908	243,283
Verizon Communications, Inc.	96,553	5,546,970

		10,986,637

Television — 0.1%
ViacomCBS, Inc., Class B	12,616	217,752

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	1,388	121,755

Theaters — 0.0%
Live Nation Entertainment, Inc.†	1,086	48,729

Tobacco — 1.0%
Altria Group, Inc.	26,604	1,044,207
Philip Morris International, Inc.	20,341	1,517,439

		2,561,646

Tools-Hand Held — 0.2%
Snap-on, Inc.	1,280	166,771
Stanley Black & Decker, Inc.	3,548	390,990

		557,761

Toys — 0.1%
Hasbro, Inc.	2,971	214,536

Transport-Rail — 0.8%
CSX Corp.	9,077	601,170
Norfolk Southern Corp.	2,801	479,251
Union Pacific Corp.	6,159	984,146

		2,064,567

Transport-Services — 0.8%
C.H. Robinson Worldwide, Inc.	3,158	223,902
Expeditors International of Washington, Inc.	1,909	136,694
FedEx Corp.	5,603	710,292
United Parcel Service, Inc., Class B	8,998	851,751

		1,922,639

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	816	82,514

Water — 0.1%
American Water Works Co., Inc.	2,110	256,766

Water Treatment Systems — 0.1%
Pentair PLC	3,924	135,731

Web Hosting/Design — 0.1%
VeriSign, Inc.†	1,134	237,562

Total Common Stocks (cost $268,181,542)		241,239,185

EXCHANGE-TRADED FUNDS — 2.4%
iShares S&P 500 Value ETF (cost $5,217,660)	56,560	6,023,074

Total Long-Term Investment Securities (cost $273,399,202)		247,262,259

SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.17% due 12/31/2020(2)	$250,000	249,769
0.50% due 05/05/2020(2)	75,000	75,000

Total Short-Term Investment Securities (cost $324,716)		324,769

TOTAL INVESTMENTS (cost $273,723,918)	99.6%	247,587,028
Other assets less liabilities	0.4	954,031

NET ASSETS	100.0%	$248,541,059

†	Non-income producing security
(1)	Security represents an investment in an affiliated company (See Note 2).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ETF — Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation/ (Depreciation)
10	Long	S&P 500 E-Mini Index	June 2020	$1,200,494	$1,451,200	$250,706

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$241,239,185	$—	$—	$241,239,185
Exchange-Traded Funds	6,023,074	—	—	6,023,074
Short-Term Investment Securities	—	324,769	—	324,769

Total Investments at Value	$247,262,259	$324,769	$—	$247,587,028

Other Financial Instruments:+
Futures Contracts	$250,706	$—	$—	$250,706

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 98.1%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.	58,700	$996,726
Omnicom Group, Inc.	38,300	2,184,249

		3,180,975

Aerospace/Defense — 3.0%
General Dynamics Corp.	51,800	6,766,116
Lockheed Martin Corp.	49,900	19,414,094
Northrop Grumman Corp.	30,300	10,019,301

		36,199,511

Agricultural Operations — 0.3%
Archer-Daniels-Midland Co.	99,700	3,702,858

Airlines — 0.2%
Southwest Airlines Co.	93,900	2,934,375

Apparel Manufacturers — 0.1%
Columbia Sportswear Co.	11,100	809,079
Ralph Lauren Corp.	8,100	597,618

		1,406,697

Appliances — 0.1%
Whirlpool Corp.	10,900	1,217,966

Applications Software — 0.1%
CDK Global, Inc.	20,300	797,384

Auto-Cars/Light Trucks — 0.4%
General Motors Co.	215,900	4,812,411

Auto-Heavy Duty Trucks — 0.7%
Cummins, Inc.	27,200	4,447,200
PACCAR, Inc.	61,800	4,278,414

		8,725,614

Auto/Truck Parts & Equipment-Original — 0.5%
Allison Transmission Holdings, Inc.	21,000	763,140
Aptiv PLC	44,800	3,115,840
BorgWarner, Inc.	36,800	1,051,376
Lear Corp.	10,000	976,500

		5,906,856

Banks-Commercial — 1.0%
Citizens Financial Group, Inc.	77,100	1,726,269
Commerce Bancshares, Inc.	20,372	1,246,563
Cullen/Frost Bankers, Inc.	9,700	697,042
M&T Bank Corp.	23,000	2,577,840
Regions Financial Corp.	172,200	1,851,150
Signature Bank	9,000	964,620
SVB Financial Group†	9,600	1,854,432
Zions Bancorp NA	30,700	970,427

		11,888,343

Banks-Fiduciary — 1.1%
Bank of New York Mellon Corp.	164,500	6,175,330
Northern Trust Corp.	37,600	2,976,416
State Street Corp.	64,800	4,084,992

		13,236,738

Banks-Super Regional — 3.6%
Huntington Bancshares, Inc.	183,700	1,697,388
KeyCorp	175,700	2,046,905
PNC Financial Services Group, Inc.	78,200	8,341,594
US Bancorp	278,100	10,150,650
Wells Fargo & Co.	751,700	21,836,885

		44,073,422

Brewery — 0.1%
Molson Coors Beverage Co., Class B	32,900	1,349,229

Broadcast Services/Program — 0.0%
Discovery, Inc., Class A†	26,500	594,130

Building & Construction Products-Misc. — 0.2%
Fortune Brands Home & Security, Inc.	24,900	1,200,180
Owens Corning	19,600	849,856

		2,050,036

Building Products-Air & Heating — 0.3%
Johnson Controls International PLC	127,700	3,717,347

Building Products-Wood — 0.2%
Masco Corp.	50,300	2,064,312

Building-Residential/Commercial — 0.6%
D.R. Horton, Inc.	65,600	3,097,632
Lennar Corp., Class A	49,900	2,498,493
PulteGroup, Inc.	45,000	1,272,150

		6,868,275

Cable/Satellite TV — 2.5%
Comcast Corp., Class A	807,300	30,378,699

Chemicals-Diversified — 1.1%
Celanese Corp.	21,900	1,819,233
Eastman Chemical Co.	24,600	1,488,546
FMC Corp.	23,000	2,113,700
Huntsman Corp.	33,500	563,135
LyondellBasell Industries NV, Class A	69,400	4,021,730
PPG Industries, Inc.	39,400	3,578,702

		13,585,046

Chemicals-Specialty — 0.1%
Albemarle Corp.	19,200	1,179,456

Commercial Services — 0.1%
Quanta Services, Inc.	25,700	934,452

Computer Services — 2.0%
Cognizant Technology Solutions Corp., Class A	90,400	5,245,008
International Business Machines Corp.	157,700	19,800,812

		25,045,820

Computers — 0.5%
Hewlett Packard Enterprise Co.	230,600	2,319,836
HP, Inc.	239,000	3,706,890

		6,026,726

Computers-Memory Devices — 0.1%
NetApp, Inc.	36,900	1,615,113

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	24,600	1,584,486

Containers-Paper/Plastic — 0.2%
Packaging Corp. of America	16,800	1,623,720
Sealed Air Corp.	26,000	743,340
Sonoco Products Co.	12,500	610,500

		2,977,560

Dialysis Centers — 0.2%
DaVita, Inc.†	24,900	1,967,349

Distribution/Wholesale — 0.4%
HD Supply Holdings, Inc.†	25,400	753,872
LKQ Corp.†	54,400	1,422,560
WW Grainger, Inc.	9,600	2,645,568

		4,822,000

Diversified Banking Institutions — 11.0%
Bank of America Corp.	1,595,900	38,381,395
Citigroup, Inc.	389,700	18,923,832
Goldman Sachs Group, Inc.	63,300	11,610,486
JPMorgan Chase & Co.	558,000	53,434,080
Morgan Stanley	288,500	11,375,555

		133,725,348

Diversified Manufacturing Operations — 1.9%
3M Co.	73,575	11,177,514
Carlisle Cos., Inc.	9,300	1,124,928
Eaton Corp. PLC	73,700	6,153,950
ITT, Inc.	14,200	748,624
Parker-Hannifin Corp.	23,000	3,636,760

		22,841,776

E-Commerce/Products — 0.5%
eBay, Inc.	145,000	5,775,350

Electric Products-Misc. — 0.5%
Emerson Electric Co.	102,300	5,834,169

Electric-Integrated — 1.8%
AES Corp.	108,200	1,433,650
American Electric Power Co., Inc.	101,500	8,435,665
Evergy, Inc.	40,700	2,378,101
OGE Energy Corp.	33,500	1,055,920
Pinnacle West Capital Corp.	29,700	2,286,603
Public Service Enterprise Group, Inc.	135,000	6,845,850

		22,435,789

Electronic Components-Misc. — 0.3%
Gentex Corp.	42,200	1,022,928
Hubbell, Inc.	10,000	1,244,300
Jabil, Inc.	24,600	699,624
Sensata Technologies Holding PLC†	27,800	1,011,364

		3,978,216

Electronic Components-Semiconductors — 6.4%
Broadcom, Inc.	71,000	19,285,020
Intel Corp.	773,100	46,370,538
Micron Technology, Inc.†	194,400	9,309,816
ON Semiconductor Corp.†	72,500	1,163,263
Qorvo, Inc.†	20,300	1,990,009

		78,118,646

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	14,600	918,632

Engineering/R&D Services — 0.1%
AECOM†	25,800	935,508

Enterprise Software/Service — 2.4%
Oracle Corp.	550,100	29,138,797

Entertainment Software — 0.5%
Electronic Arts, Inc.†	52,200	5,964,372

Finance-Auto Loans — 0.1%
Credit Acceptance Corp.†	3,500	1,090,495

Finance-Credit Card — 1.6%
American Express Co.	145,700	13,295,125
Capital One Financial Corp.	83,300	5,394,508
Western Union Co.	70,600	1,346,342

		20,035,975

Finance-Investment Banker/Broker — 0.6%
Charles Schwab Corp.	185,300	6,989,516
Jefferies Financial Group, Inc.	54,400	746,368

		7,735,884

Finance-Other Services — 0.1%
SEI Investments Co.	25,000	1,274,000

Food-Confectionery — 0.2%
J.M. Smucker Co.	19,100	2,194,781

Food-Meat Products — 0.3%
Tyson Foods, Inc., Class A	52,600	3,271,194

Food-Misc./Diversified — 1.1%
Conagra Brands, Inc.	86,700	2,899,248
Ingredion, Inc.	11,700	950,040
Kellogg Co.	60,600	3,969,300
Kraft Heinz Co.	204,200	6,193,386

		14,011,974

Food-Wholesale/Distribution — 0.3%
Sysco Corp.	58,535	3,293,764

Footwear & Related Apparel — 0.1%
Skechers U.S.A., Inc., Class A†	23,500	662,230

Hotels/Motels — 0.0%
Hyatt Hotels Corp., Class A	5,900	331,934

Human Resources — 0.1%
ManpowerGroup, Inc.	10,100	749,824
Robert Half International, Inc.	19,200	907,584

		1,657,408

Independent Power Producers — 0.2%
NRG Energy, Inc.	44,400	1,488,732
Vistra Energy Corp.	85,900	1,678,486

		3,167,218

Insurance-Life/Health — 1.3%
Aflac, Inc.	130,400	4,856,096
Equitable Holdings, Inc.	83,300	1,526,056
Globe Life, Inc.	41,100	3,384,174
Prudential Financial, Inc.	71,400	4,453,218
Voya Financial, Inc.	26,800	1,210,556

		15,430,100

Insurance-Multi-line — 2.3%
Allstate Corp.	57,500	5,848,900
American Financial Group, Inc.	26,000	1,722,240
Chubb, Ltd.	80,600	8,705,606
Cincinnati Financial Corp.	27,100	1,783,180
Hartford Financial Services Group, Inc.	54,100	2,055,259
Loews Corp.	53,000	1,836,980
MetLife, Inc.	164,100	5,920,728

		27,872,893

Insurance-Property/Casualty — 2.3%
Alleghany Corp.	3,100	1,654,501
Arch Capital Group, Ltd.†	72,500	1,742,175

Assurant, Inc.	10,700	1,136,768
Fidelity National Financial, Inc.	48,700	1,317,335
Hanover Insurance Group, Inc.	5,600	562,128
Markel Corp.†	2,450	2,121,308
Old Republic International Corp.	37,900	604,505
Progressive Corp.	97,800	7,559,940
Travelers Cos., Inc.	94,700	9,584,587
WR Berkley Corp.	27,950	1,509,300

		27,792,547

Insurance-Reinsurance — 0.1%
Everest Re Group, Ltd.	6,400	1,108,032

Investment Management/Advisor Services — 2.0%
Ameriprise Financial, Inc.	24,900	2,862,006
BlackRock, Inc.	27,600	13,856,304
Eaton Vance Corp.	19,400	711,980
LPL Financial Holdings, Inc.	14,600	879,212
Raymond James Financial, Inc.	24,900	1,641,408
T. Rowe Price Group, Inc.	41,400	4,787,082

		24,737,992

Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	9,700	780,947

Machinery-Construction & Mining — 1.0%
Caterpillar, Inc.	98,600	11,475,068
Oshkosh Corp.	11,700	790,101

		12,265,169

Machinery-Farming — 0.7%
AGCO Corp.	13,400	708,056
Deere & Co.	56,400	8,181,384

		8,889,440

Machinery-Pumps — 0.2%
Curtiss-Wright Corp.	7,100	735,915
Dover Corp.	24,100	2,256,965

		2,992,880

Medical Labs & Testing Services — 0.4%
Laboratory Corp. of America Holdings†	17,200	2,828,540
Quest Diagnostics, Inc.	24,200	2,664,662

		5,493,202

Medical Products — 0.1%
Henry Schein, Inc.†	26,400	1,440,384

Medical-Biomedical/Gene — 4.9%
Alexion Pharmaceuticals, Inc.†	37,100	3,987,137
Amgen, Inc.	106,200	25,405,164
Bio-Rad Laboratories, Inc., Class A†	4,300	1,892,430
Biogen, Inc.†	32,200	9,557,926
Gilead Sciences, Inc.	225,100	18,908,400

		59,751,057

Medical-Drugs — 6.5%
Jazz Pharmaceuticals PLC†	10,400	1,146,600
Johnson & Johnson	55,019	8,255,051
Merck & Co., Inc.	452,900	35,933,086
Pfizer, Inc.	873,062	33,490,658

		78,825,395

Medical-Generic Drugs — 0.1%
Perrigo Co. PLC	24,600	1,311,180

Medical-HMO — 1.2%
Anthem, Inc.	44,800	12,576,704
Molina Healthcare, Inc.†	10,000	1,639,700

		14,216,404

Medical-Hospitals — 0.7%
HCA Healthcare, Inc.	60,200	6,614,776
Universal Health Services, Inc., Class B	14,600	1,543,074

		8,157,850

Medical-Wholesale Drug Distribution — 0.8%
AmerisourceBergen Corp.	36,800	3,299,488
Cardinal Health, Inc.	52,200	2,582,856
McKesson Corp.	32,200	4,548,250

		10,430,594

Metal-Copper — 0.2%
Freeport-McMoRan, Inc.	242,600	2,142,158

Networking Products — 2.5%
Cisco Systems, Inc.	708,700	30,034,706

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	11,700	1,291,563

Oil Companies-Exploration & Production — 0.8%
Cabot Oil & Gas Corp.	66,600	1,439,892
ConocoPhillips	195,200	8,217,920

		9,657,812

Oil Companies-Integrated — 2.5%
Chevron Corp.	332,500	30,590,000

Oil Refining & Marketing — 0.5%
Phillips 66	79,400	5,809,698

Paper & Related Products — 0.2%
International Paper Co.	69,800	2,390,650

Pipelines — 0.5%
Kinder Morgan, Inc.	378,100	5,758,463

Poultry — 0.1%
Pilgrim’s Pride Corp.†	41,700	917,400

Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	59,500	2,554,335

Rental Auto/Equipment — 0.2%
AMERCO	3,900	1,092,507
United Rentals, Inc.†	13,800	1,773,300

		2,865,807

Retail-Auto Parts — 0.6%
Advance Auto Parts, Inc.	11,600	1,402,556
AutoZone, Inc.†	4,300	4,387,376
Genuine Parts Co.	26,000	2,061,280

		7,851,212

Retail-Automobile — 0.2%
CarMax, Inc.†	29,500	2,172,675

Retail-Consumer Electronics — 0.3%
Best Buy Co., Inc.	46,400	3,560,272

Retail-Discount — 0.7%
Target Corp.	81,700	8,965,758

Retail-Drug Store — 0.6%
Walgreens Boots Alliance, Inc.	157,700	6,826,833

Retail-Home Furnishings — 0.1%
Williams-Sonoma, Inc.	13,800	853,392

Savings & Loans/Thrifts — 0.1%
New York Community Bancorp, Inc.	81,600	886,176

Semiconductor Equipment — 1.0%
Applied Materials, Inc.	141,600	7,034,688
Lam Research Corp.	21,100	5,386,408

		12,421,096

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	7,200	1,378,152

Steel-Producers — 0.3%
Nucor Corp.	53,700	2,211,903
Reliance Steel & Aluminum Co.	11,700	1,048,086
Steel Dynamics, Inc.	38,300	929,541

		4,189,530

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	68,700	1,512,087

Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	58,700	1,267,920

Telephone-Integrated — 6.5%
AT&T, Inc.	1,198,600	36,521,342
Verizon Communications, Inc.	735,600	42,260,220

		78,781,562

Tobacco — 1.7%
Philip Morris International, Inc.	277,000	20,664,200

Tools-Hand Held — 0.3%
Snap-on, Inc.	10,000	1,302,900
Stanley Black & Decker, Inc.	25,700	2,832,140

		4,135,040

Transport-Rail — 1.2%
CSX Corp.	138,500	9,172,855
Norfolk Southern Corp.	33,190	5,678,809

		14,851,664

Transport-Services — 1.1%
C.H. Robinson Worldwide, Inc.	22,700	1,609,430
United Parcel Service, Inc., Class B	124,600	11,794,636

		13,404,066

Transport-Truck — 0.2%
Knight-Swift Transportation Holdings, Inc.	30,700	1,141,426
XPO Logistics, Inc.†	15,200	1,014,448

		2,155,874

Water Treatment Systems — 0.1%
Pentair PLC	28,000	968,520

Total Common Stocks (cost $1,191,491,288)		1,195,591,333

EXCHANGE-TRADED FUNDS — 1.3%
iShares Russell 1000 Value ETF (cost $14,333,427)	138,349	15,255,744

Total Long-Term Investment Securities (cost $1,205,824,715)		1,210,847,077

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.22%(1) (cost $4,812,731)	4,812,731	4,812,731

TOTAL INVESTMENTS (cost $1,210,637,446)	99.8%	1,215,659,808
Other assets less liabilities	0.2	2,763,160

NET ASSETS	100.0%	$1,218,422,968

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of April 30, 2020.
ETF	— Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,195,591,333	$—	$—	$1,195,591,333
Exchange-Traded Funds	15,255,744	—	—	15,255,744
Short-Term Investment Securities	4,812,731	—	—	4,812,731

Total Investments at Value	$1,215,659,808	$—	$—	$1,215,659,808

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 62.5%
Advanced Materials — 0.0%
Haynes International, Inc.	300	$6,630
Lydall, Inc.†	700	7,840

		14,470

Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	152	2,581
Omnicom Group, Inc.	591	33,705

		36,286

Aerospace/Defense — 0.9%
BAE Systems PLC	2,500	16,026
Dassault Aviation SA	7	5,720
General Dynamics Corp.	134	17,503
Lockheed Martin Corp.	344	133,837
MTU Aero Engines AG	100	13,636
Northrop Grumman Corp.	79	26,123
Raytheon Technologies Corp.	3,724	241,352

		454,197

Aerospace/Defense-Equipment — 0.0%
Astronics Corp.†	700	6,286
Safran SA	125	11,555

		17,841

Agricultural Chemicals — 0.1%
China BlueChemical, Ltd.	38,000	5,696
Nutrien, Ltd.	1,570	56,068
Yara International ASA	300	10,250

		72,014

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	259	9,619
Fresh Del Monte Produce, Inc.	240	6,842
Phibro Animal Health Corp., Class A	350	9,349

		25,810

Airlines — 0.2%
Air Canada†	500	7,270
Cathay Pacific Airways, Ltd.	33,240	39,392
Deutsche Lufthansa AG†	1,538	13,771
Hawaiian Holdings, Inc.	600	8,640
Japan Airlines Co., Ltd.	548	9,821
SkyWest, Inc.	200	6,190
Southwest Airlines Co.	244	7,625

		92,709

Airport Development/Maintenance — 0.1%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	6,800	42,215

Apparel Manufacturers — 0.1%
Capri Holdings, Ltd.†	900	13,725
Columbia Sportswear Co.	29	2,114
Deckers Outdoor Corp.†	100	14,876
Gildan Activewear, Inc.	300	4,185
Lakeland Industries, Inc.†	400	5,448
Ralph Lauren Corp.	20	1,476

		41,824

Appliances — 0.0%
Whirlpool Corp.	29	3,240

Applications Software — 2.2%
CDK Global, Inc.	53	2,082
Five9, Inc.†	200	18,534
HubSpot, Inc.†	50	8,432
Microsoft Corp.	5,438	974,544
salesforce.com, Inc.†	854	138,305
TravelSky Technology, Ltd.	12,740	22,101

		1,163,998

Athletic Footwear — 0.1%
adidas AG	68	15,565
Puma SE	211	13,254

		28,819

Auction Houses/Art Dealers — 0.0%
Ritchie Bros. Auctioneers, Inc.	200	8,608

Audio/Video Products — 0.1%
Sonos, Inc.†	800	8,176
Sony Corp.	394	25,277
Universal Electronics, Inc.†	200	8,256

		41,709

Auto-Cars/Light Trucks — 0.5%
Bayerische Motoren Werke AG	770	45,552
Fiat Chrysler Automobiles NV	336	2,959
General Motors Co.	560	12,482
Honda Motor Co., Ltd.	2,489	60,093
Nissan Motor Co., Ltd.	300	1,027
Peugeot SA	437	6,272
Porsche Automobil Holding SE (Preference Shares)	200	10,074
Subaru Corp.	2,200	44,280
Toyota Motor Corp.	300	18,515
Volkswagen AG (Preference Shares)	380	53,326

		254,580

Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc.	71	11,609
Isuzu Motors, Ltd.	1,000	7,629
PACCAR, Inc.	160	11,077
REV Group, Inc.	1,600	8,512

		38,827

Auto-Truck Trailers — 0.0%
Wabash National Corp.	900	7,380

Auto/Truck Parts & Equipment-Original — 0.2%
Adient PLC†	300	4,494
Allison Transmission Holdings, Inc.	52	1,890
Aptiv PLC	486	33,801
BorgWarner, Inc.	96	2,743
Dana, Inc.	950	10,925
JTEKT Corp.	500	3,672
Lear Corp.	26	2,539
Magna International, Inc.	100	3,897
Meritor, Inc.†	500	10,250
Stanley Electric Co., Ltd.	300	6,853
Titan International, Inc.	3,800	5,358

		86,422

Auto/Truck Parts & Equipment-Replacement — 0.0%
Commercial Vehicle Group, Inc.†	3,600	8,712
Standard Motor Products, Inc.	200	8,138

		16,850

Banks-Commercial — 1.4%
Amalgamated Bank, Class A	600	6,420

1

Associated Banc-Corp	400	5,656
Banco Bilbao Vizcaya Argentaria SA	4,000	13,114
Bancorp, Inc.†	1,051	7,325
Bank Leumi Le-Israel BM	903	4,903
Bank of Ireland Group PLC	4,000	8,092
Bank of N.T. Butterfield & Son, Ltd.	300	6,603
Bankinter SA	9,045	37,357
Banner Corp.	200	7,686
BAWAG Group AG*	1,150	39,143
BOC Hong Kong Holdings, Ltd.	3,000	9,100
Byline Bancorp, Inc.	600	7,392
Cadence BanCorp	1,022	6,766
CaixaBank SA	4,000	7,203
Carter Bank & Trust	700	6,636
China Construction Bank Corp.	66,800	53,858
Citizens Financial Group, Inc.	200	4,478
Commerce Bancshares, Inc.	53	3,243
Commonwealth Bank of Australia	46	1,839
Cullen/Frost Bankers, Inc.	24	1,725
Customers Bancorp, Inc.†	600	7,656
Danske Bank A/S†	5,100	60,604
DNB ASA	2,865	34,814
Equity Bancshares, Inc., Class A†	300	5,622
Financial Institutions, Inc.	371	7,179
First BanCorp/Puerto Rico	1,455	8,483
First Financial Corp.	176	6,252
Flagstar Bancorp, Inc.	400	10,364
Fukuoka Financial Group, Inc.	500	7,168
Great Western Bancorp, Inc.	400	7,520
Grupo Financiero Banorte SAB de CV, Class O	1,100	3,011
Hang Seng Bank, Ltd.	4,000	70,181
Hanmi Financial Corp.	600	7,242
Heartland Financial USA, Inc.	300	10,191
Heritage Commerce Corp.	1,000	8,880
Hilltop Holdings, Inc.	300	5,790
HomeStreet, Inc.	400	10,220
Hope Bancorp, Inc.	900	8,955
Independent Bank Corp.	300	4,407
ING Groep NV	2,500	13,744
KBC Group NV	360	19,463
M&T Bank Corp.	60	6,725
Mercantile Bank Corp.	300	7,080
Midland States Bancorp, Inc.	449	7,283
MidWestOne Financial Group, Inc.	200	4,174
Northeast Bank	501	8,392
OFG Bancorp	600	7,548
Old Second Bancorp, Inc.	900	7,407
Peapack Gladstone Financial Corp.	310	5,850
Peoples Bancorp, Inc.	398	9,675
Regions Financial Corp.	447	4,805
Republic Bancorp, Inc., Class A	198	6,599
Resona Holdings, Inc.	1,500	4,675
Sandy Spring Bancorp, Inc.	342	8,721
Seven Bank, Ltd.	4,000	10,820
Signature Bank	23	2,465
Skandinaviska Enskilda Banken AB, Class A†	1,583	13,008
Standard Chartered PLC	10,456	53,733
SVB Financial Group†	25	4,829
Toronto-Dominion Bank	200	8,357
Umpqua Holdings Corp.	400	5,010
Wintrust Financial Corp.	82	3,436
Zions Bancorp NA	80	2,529

		749,406

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp.	427	16,029
Northern Trust Corp.	98	7,758
State Street Corp.	168	10,591

		34,378

Banks-Super Regional — 0.4%
Huntington Bancshares, Inc.	477	4,407
KeyCorp	456	5,312
PNC Financial Services Group, Inc.	203	21,654
US Bancorp	2,103	76,760
Wells Fargo & Co.	3,674	106,730

		214,863

Beverages-Non-alcoholic — 0.8%
Coca-Cola Co.	2,601	119,360
Coca-Cola European Partners PLC	192	7,611
Coca-Cola Femsa SAB de CV, ADR	550	22,721
Fevertree Drinks PLC	200	4,388
Monster Beverage Corp.†	600	37,086
PepsiCo, Inc.	1,015	134,274
Suntory Beverage & Food, Ltd.	2,400	90,173

		415,613

Beverages-Wine/Spirits — 0.1%
Diageo PLC	700	24,265

Brewery — 0.2%
Anheuser-Busch InBev SA NV ADR	614	28,563
Asahi Group Holdings, Ltd.	1,500	51,862
Boston Beer Co., Inc., Class A†	30	13,995
Kirin Holdings Co., Ltd.	600	11,560
Molson Coors Beverage Co., Class B	85	3,486
Royal Unibrew A/S†	125	9,688

		119,154

Broadcast Services/Program — 0.0%
Discovery, Inc., Class A†	69	1,547

Building & Construction Products-Misc. — 0.3%
Armstrong Flooring, Inc.†	3,200	6,720
Builders FirstSource, Inc.†	639	11,726
Caesarstone, Ltd.	400	3,924
Cie de Saint-Gobain	600	15,941
Fortune Brands Home & Security, Inc.	65	3,133
Geberit AG	30	13,473
James Hardie Industries PLC CDI	1,000	14,339
LIXIL Group Corp.	1,000	12,080
Louisiana-Pacific Corp.	400	8,000
Owens Corning	51	2,211
Patrick Industries, Inc.	300	12,366
Wienerberger AG	1,650	30,858

		134,771

2

Building & Construction-Misc. — 0.2%
China Machinery Engineering Corp.	51,980	13,924
Eiffage SA	59	4,835
Ferrovial SA	500	12,507
Frontdoor, Inc.†	200	7,742
LendLease Group	1,383	10,905
Obayashi Corp.	6,000	52,802

		102,715

Building Products-Air & Heating — 0.0%
Johnson Controls International PLC	330	9,606

Building Products-Cement — 0.2%
Anhui Conch Cement Co., Ltd.	1,800	13,937
HeidelbergCement AG	200	9,542
LafargeHolcim, Ltd.	300	12,461
Taiheiyo Cement Corp.	500	9,876
US Concrete, Inc.†	300	5,754
Vulcan Materials Co.	487	55,016

		106,586

Building Products-Doors & Windows — 0.0%
Apogee Enterprises, Inc.	300	6,132
Masonite International Corp.†	200	11,816

		17,948

Building Products-Wood — 0.0%
Masco Corp.	130	5,335

Building-Heavy Construction — 0.2%
Bouygues SA†	990	30,531
China Railway Group, Ltd.	11,000	6,623
Dycom Industries, Inc.†	175	5,705
Granite Construction, Inc.	500	8,220
Great Lakes Dredge & Dock Corp.†	800	7,072
Orion Group Holdings, Inc.†	4,337	10,929
Primoris Services Corp.	387	6,041
Sterling Construction Co., Inc.†	500	4,940
Tutor Perini Corp.†	500	3,500

		83,561

Building-Residential/Commercial — 0.4%
Beazer Homes USA, Inc.†	1,000	7,040
Bellway PLC	706	23,703
Berkeley Group Holdings PLC	200	10,549
D.R. Horton, Inc.	170	8,027
Daiwa House Industry Co., Ltd.	600	15,292
Forestar Group, Inc.†	500	6,595
KB Home	469	12,307
Lennar Corp., Class A	129	6,459
M/I Homes, Inc.†	200	5,092
MDC Holdings, Inc.	337	9,857
Meritage Homes Corp.†	200	10,512
PulteGroup, Inc.	116	3,279
Sekisui House, Ltd.	4,600	79,170
Taylor Morrison Home Corp., Class A†	800	11,640
Vistry Group PLC	1,960	19,963

		229,485

Cable/Satellite TV — 0.7%
Comcast Corp., Class A	9,700	365,011

Telenet Group Holding NV	300	12,530

		377,541

Casino Hotels — 0.0%
Melco Resorts & Entertainment, Ltd. ADR	400	6,328
Wynn Macau, Ltd.	5,600	9,772

		16,100

Casino Services — 0.0%
Aristocrat Leisure, Ltd.	500	8,144
Sankyo Co., Ltd.	400	11,012

		19,156

Cellular Telecom — 0.6%
China Unicom Hong Kong, Ltd.	10,000	6,424
NTT DOCOMO, Inc.	4,100	120,345
Softbank Corp.	7,800	106,104
T-Mobile US, Inc.†	651	57,158
Turkcell Iletisim Hizmet AS ADR	356	1,769
United States Cellular Corp.†	200	6,366
Vodafone Group PLC	23,620	33,400

		331,566

Chemicals-Diversified — 0.5%
Arkema SA	120	9,968
BASF SE	410	21,076
Celanese Corp.	57	4,735
Covestro AG*	96	3,238
Eastman Chemical Co.	64	3,873
FMC Corp.	60	5,514
Huntsman Corp.	83	1,395
LANXESS AG	200	9,899
LyondellBasell Industries NV, Class A	707	40,971
Mitsubishi Gas Chemical Co., Inc.	1,000	12,261
Nitto Denko Corp.	100	5,002
PPG Industries, Inc.	1,438	130,614
Westlake Chemical Corp.	100	4,345

		252,891

Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.	1,800	3,204

Chemicals-Specialty — 0.4%
Albemarle Corp.	50	3,072
Brenntag AG	920	41,592
Daicel Corp.	300	2,431
Ecolab, Inc.	851	164,669

		211,764

Coal — 0.0%
Arch Coal, Inc., Class A	200	5,838
SunCoke Energy, Inc.	1,860	5,859
Warrior Met Coal, Inc.	700	8,785

		20,482

Coatings/Paint — 0.2%
Akzo Nobel NV	271	20,573
Sherwin-Williams Co.	117	62,755

		83,328

Commercial Services — 0.1%
HMS Holdings Corp.†	180	5,162

3

LiveRamp Holdings, Inc.†	200	7,572
Quanta Services, Inc.	67	2,436
Wirecard AG	134	13,299
WW International, Inc.†	450	11,479

		39,948

Commercial Services-Finance — 0.4%
Adyen NV†*	15	14,756
Automatic Data Processing, Inc.	995	145,956
Cardtronics PLC, Class A†	200	4,580
IHS Markit, Ltd.	807	54,311

		219,603
Computer Aided Design — 0.0%
Dassault Systemes SE	100	14,650

Computer Data Security — 0.1%
Check Point Software Technologies, Ltd.†	127	13,429
Qualys, Inc.†	100	10,544
Rapid7, Inc.†	202	9,201
SecureWorks Corp., Class A†	500	5,690
Tenable Holdings, Inc.†	300	7,818

		46,682

Computer Services — 1.1%
Amdocs, Ltd.	1,500	96,660
Atos SE	957	68,336
Capgemini SE	564	53,046
Cognizant Technology Solutions Corp., Class A	941	54,597
ExlService Holdings, Inc.†	200	12,346
Infosys, Ltd. ADR	4,870	44,950
International Business Machines Corp.	1,840	231,031
MAXIMUS, Inc.	150	10,098
Nomura Research Institute, Ltd.	600	14,598

		585,662

Computer Software — 0.3%
Akamai Technologies, Inc.†	714	69,765
Box, Inc., Class A†	187	3,018
Cornerstone OnDemand, Inc.†	200	6,712
Nutanix, Inc., Class A†	997	20,429
Simulations Plus, Inc.	200	7,610
Splunk, Inc.†	389	54,600

		162,134

Computers — 1.4%
Apple, Inc.	2,391	702,476
Hewlett Packard Enterprise Co.	598	6,016
HP, Inc.	2,932	45,475

		753,967

Computers-Integrated Systems — 0.1%
NetScout Systems, Inc.†	375	9,930
Otsuka Corp.	300	13,456

		23,386

Computers-Memory Devices — 0.0%
NetApp, Inc.	96	4,202

Computers-Periphery Equipment — 0.2%
Lite-On Technology Corp.	48,000	74,458
Logitech International SA	434	20,934

		95,392

Consulting Services — 0.1%
Bureau Veritas SA	400	8,311
CRA International, Inc.	200	8,426
Huron Consulting Group, Inc.†	200	11,208
Kelly Services, Inc., Class A	500	7,725

		35,670

Consumer Products-Misc. — 0.2%
Kimberly-Clark Corp.	477	66,055
Quanex Building Products Corp.	700	8,729
Spectrum Brands Holdings, Inc.	100	4,306

		79,090

Containers-Metal/Glass — 0.1%
Ball Corp.	680	44,601
Crown Holdings, Inc.†	64	4,122

		48,723

Containers-Paper/Plastic — 0.1%
Greatview Aseptic Packaging Co., Ltd.	69,425	25,583
Packaging Corp. of America	44	4,253
Sealed Air Corp.	67	1,915
Sonoco Products Co.	31	1,514

		33,265

Cosmetics & Toiletries — 0.6%
Amorepacific Corp.	228	32,946
Edgewell Personal Care Co.†	300	8,283
Essity AB, Class B†	400	12,996
L’Oreal SA	100	29,103
Procter & Gamble Co.	1,789	210,869
Unilever NV	1,000	49,988

		344,185

Data Processing/Management — 0.2%
CommVault Systems, Inc.†	210	8,965
Fidelity National Information Services, Inc.	789	104,061

		113,026

Diagnostic Equipment — 0.6%
GenMark Diagnostics, Inc.†	900	11,259
Oxford Immunotec Global PLC†	800	9,968
Repligen Corp.†	150	17,423
Thermo Fisher Scientific, Inc.	765	256,030

		294,680

Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.†	375	4,500
Natera, Inc.†	239	8,853

		13,353

Dialysis Centers — 0.1%
DaVita, Inc.†	65	5,136
Fresenius Medical Care AG & Co. KGaA	620	48,588

		53,724

4

Distribution/Wholesale — 0.3%
Ferguson PLC	200	14,465
HD Supply Holdings, Inc.†	63	1,870
Inchcape PLC	2,109	13,331
LKQ Corp.†	141	3,687
ScanSource, Inc.†	300	7,776
Sojitz Corp.	3,000	6,983
Systemax, Inc.	300	5,958
Titan Machinery, Inc.†	700	6,580
Triton International, Ltd.	282	8,736
Veritiv Corp.†	840	7,871
WESCO International, Inc.†	100	2,587
WW Grainger, Inc.	211	58,148

		137,992

Diversified Banking Institutions — 1.9%
Banco Santander SA	18,403	41,148
Bank of America Corp.	8,590	206,590
Bank of Nova Scotia	200	8,018
Barclays PLC	40,590	54,227
BNP Paribas SA	2,280	71,764
Citigroup, Inc.	1,011	49,094
Goldman Sachs Group, Inc.	164	30,081
HSBC Holdings PLC	2,500	12,910
JPMorgan Chase & Co.	4,673	447,486
Lloyds Banking Group PLC	27,990	11,385
Mizuho Financial Group, Inc.	4,900	5,706
Morgan Stanley	749	29,533
Sumitomo Mitsui Financial Group, Inc.	600	15,801
UniCredit SpA†	6,821	52,691

		1,036,434

Diversified Manufacturing Operations — 0.3%
3M Co.	592	89,937
Carlisle Cos., Inc.	24	2,903
Eaton Corp. PLC	191	15,948
EnPro Industries, Inc.	200	9,070
Fabrinet†	150	9,413
IMI PLC	800	8,345
ITT, Inc.	35	1,845
Parker-Hannifin Corp.	60	9,487
Siemens AG	100	9,289
Toshiba Corp.	600	14,904

		171,141

Diversified Minerals — 0.0%
BHP Group, Ltd.	600	12,289
Teck Resources, Ltd., Class B	700	6,171

		18,460

Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	1,500	10,878
Jardine Matheson Holdings, Ltd.	590	25,782
Swire Pacific, Ltd., Class A	1,000	6,426

		43,086

Drug Delivery Systems — 0.2%
Antares Pharma, Inc.†	2,100	6,804
Becton Dickinson and Co.	338	85,355

		92,159

E-Commerce/Products — 1.3%
Alibaba Group Holding, Ltd. ADR†	297	60,193
Amazon.com, Inc.†	239	591,286
eBay, Inc.	376	14,976
Vipshop Holdings, Ltd. ADR†	1,200	19,116

		685,571

E-Commerce/Services — 0.2%
Auto Trader Group PLC*	2,200	12,722
Booking Holdings, Inc.†	25	37,014
Cargurus, Inc.†	300	6,864
Rightmove PLC	1,610	10,100
Uber Technologies, Inc.†	1,372	41,530

		108,230

E-Marketing/Info — 0.0%
Cardlytics, Inc.†	100	4,495
Rubicon Project, Inc.†	973	6,976

		11,471

Electric Products-Misc. — 0.1%
Brother Industries, Ltd.	600	10,174
Emerson Electric Co.	264	15,056

		25,230

Electric-Distribution — 0.1%
Sempra Energy	151	18,701
Unitil Corp.	100	5,031

		23,732

Electric-Generation — 0.0%
Electric Power Development Co., Ltd.	500	10,016
Uniper SE	350	9,385

		19,401

Electric-Integrated — 1.6%
AES Corp.	281	3,723
AGL Energy, Ltd.	1,200	13,133
American Electric Power Co., Inc.	264	21,941
Atco, Ltd., Class I	1,500	42,124
Avista Corp.	350	15,064
Canadian Utilities, Ltd., Class A	2,900	70,753
Chubu Electric Power Co., Inc.	800	10,805
Dominion Energy, Inc.	1,250	96,412
Duke Energy Corp.	769	65,104
EDP - Energias de Portugal SA	19,900	84,044
Endesa SA	608	13,503
Enel SpA	1,479	10,125
Evergy, Inc.	106	6,194
Fortum Oyj	743	12,346
IDACORP, Inc.	175	16,061
Kansai Electric Power Co., Inc.	4,200	43,035
NextEra Energy, Inc.	94	21,725
NorthWestern Corp.	180	10,384
OGE Energy Corp.	87	2,742
Origin Energy, Ltd.	802	2,848
Otter Tail Corp.	200	8,876
Pinnacle West Capital Corp.	1,278	98,393
PNM Resources, Inc.	250	10,123
Portland General Electric Co.	1,619	75,753
Public Service Enterprise Group, Inc.	351	17,799
Southern Co.	1,516	86,003

5

Tohoku Electric Power Co., Inc.	800	7,520

		866,533

Electric-Transmission — 0.1%
Red Electrica Corp. SA	3,802	66,936

Electronic Components-Misc. — 0.3%
Benchmark Electronics, Inc.	550	11,363
Gentex Corp.	110	2,666
Hubbell, Inc.	26	3,235
Jabil, Inc.	1,709	48,604
Nippon Electric Glass Co., Ltd.	500	7,326
Plexus Corp.†	171	10,720
Sanmina Corp.†	500	13,865
Sensata Technologies Holding PLC†	1,284	46,712
Vishay Intertechnology, Inc.	700	11,613

		156,104

Electronic Components-Semiconductors — 1.4%
Amkor Technology, Inc.†	880	8,694
ams AG†	200	2,604
Broadcom, Inc.	484	131,464
Dialog Semiconductor PLC†	361	11,392
Diodes, Inc.†	203	10,331
Infineon Technologies AG	2,180	40,507
Intel Corp.	4,805	288,204
Magnachip Semiconductor Corp.†	500	5,785
Micron Technology, Inc.†	505	24,184
NVIDIA Corp.	215	62,840
ON Semiconductor Corp.†	188	3,017
Photronics, Inc.†	1,000	11,950
Qorvo, Inc.†	53	5,196
Synaptics, Inc.†	100	6,539
Texas Instruments, Inc.	1,297	150,543
Xperi Corp.	600	9,168

		772,418

Electronic Forms — 0.6%
Adobe, Inc.†	888	314,032

Electronic Measurement Instruments — 0.0%
Sartorius AG (Preference Shares)†	36	10,141

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc.†	38	2,391

Electronic Security Devices — 0.0%
Alarm.com Holdings, Inc.†	200	8,946
Engineering/R&D Services — 0.1%
AECOM†	69	2,502
COMSYS Holdings Corp.	400	11,093
Exponent, Inc.	200	14,066
Fluor Corp.	700	8,190
KBR, Inc.	352	7,131

		42,982

Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp.	3,000	6,810

Enterprise Software/Service — 0.7%
Atlassian Corp. PLC, Class A†	125	19,436
Blackline, Inc.†	200	12,148
Donnelley Financial Solutions, Inc.†	1,100	8,008
Manhattan Associates, Inc.†	100	7,094
MobileIron, Inc.†	908	4,622
New Relic, Inc.†	74	3,973
Open Text Corp. (NASDAQ)	2,000	75,900
Open Text Corp. (TSX)	300	11,337
Oracle Corp.	3,120	165,266
Progress Software Corp.	300	12,273
SailPoint Technologies Holding, Inc.†	250	4,648
SAP SE	110	13,119
SPS Commerce, Inc.†	200	11,102
Verint Systems, Inc.†	133	5,684
Workiva, Inc.†	250	9,588

		364,198

Entertainment Software — 0.1%
Electronic Arts, Inc.†	135	15,425
Glu Mobile, Inc.†	1,400	10,920
NetEase, Inc. ADR	30	10,349
Ubisoft Entertainment SA†	255	19,000

		55,694

Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	9	2,804

Finance-Commercial — 0.0%
On Deck Capital, Inc.†	2,400	2,904

Finance-Consumer Loans — 0.1%
Encore Capital Group, Inc.†	200	5,196
Enova International, Inc.†	581	9,319
EZCORP, Inc., Class A†	1,500	8,400
Navient Corp.	750	5,715
Regional Management Corp.†	459	7,317

		35,947

Finance-Credit Card — 0.9%
American Express Co.	901	82,216
Capital One Financial Corp.	216	13,988
Visa, Inc., Class A	2,178	389,252
Western Union Co.	183	3,490

		488,946

Finance-Investment Banker/Broker — 0.1%
Amerant Bancorp, Inc.†	400	5,408
Charles Schwab Corp.	1,401	52,846
Cowen, Inc., Class A	500	5,475
Jefferies Financial Group, Inc.	144	1,975

		65,704

Finance-Leasing Companies — 0.1%
AerCap Holdings NV†	200	5,624
Far East Horizon, Ltd.	25,030	19,915

		25,539

Finance-Other Services — 0.4%
BGC Partners, Inc., Class A	2,000	6,190
CME Group, Inc.	405	72,175
Deutsche Boerse AG	120	18,666
IG Group Holdings PLC	12,508	118,975
SEI Investments Co.	65	3,312

		219,318

6

Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	100	2,973
MBIA, Inc.†	700	5,698
MGIC Investment Corp.	850	6,213
NMI Holdings, Inc., Class A†	500	6,760
Radian Group, Inc.	800	11,984

		33,628

Food-Baking — 0.2%
Flowers Foods, Inc.	4,700	104,716

Food-Catering — 0.0%
Compass Group PLC	733	12,350

Food-Confectionery — 0.6%
Hershey Co.	801	106,076
J.M. Smucker Co.	971	111,578
Mondelez International, Inc., Class A	1,482	76,234

		293,888

Food-Dairy Products — 0.1%
a2 Milk Co., Ltd.†	1,829	21,775
Danone SA	210	14,568

		36,343

Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	136	8,458
WH Group, Ltd.*	12,000	11,486

		19,944

Food-Misc./Diversified — 0.8%
Associated British Foods PLC	500	11,930
Calbee, Inc.	300	9,085
Campbell Soup Co.	1,185	59,226
Conagra Brands, Inc.	225	7,524
General Mills, Inc.	1,300	77,857
Ingredion, Inc.	31	2,517
John B. Sanfilippo & Son, Inc.	100	8,213
Kellogg Co.	1,307	85,609
Kraft Heinz Co.	528	16,014
Nestle SA	900	95,073
Tate & Lyle PLC	5,269	47,304

		420,352

Food-Retail — 0.9%
Empire Co., Ltd., Class A	5,300	117,008
HelloFresh SE†	300	10,631
ICA Gruppen AB	1,400	61,100
Jardine Strategic Holdings, Ltd.	400	8,602
Kesko Oyj, Class B	2,800	45,595
Koninklijke Ahold Delhaize NV	5,050	122,726
Kroger Co.	2,400	75,864
Seven & i Holdings Co., Ltd.	400	13,179
Sprouts Farmers Market, Inc.†	200	4,156

		458,861

Food-Wholesale/Distribution — 0.1%
SpartanNash Co.	700	12,005
Sysco Corp.	150	8,440
United Natural Foods, Inc.†	1,100	11,704

		32,149

Footwear & Related Apparel — 0.0%
Crocs, Inc.†	300	7,275
Skechers U.S.A., Inc., Class A†	59	1,663

		8,938

Gambling (Non-Hotel) — 0.0%
Evolution Gaming Group AB*	300	13,653

Gas-Distribution — 0.3%
Chesapeake Utilities Corp.	100	8,788
Enagas SA	4,523	105,611
New Jersey Resources Corp.	160	5,405
ONE Gas, Inc.	125	9,964
Osaka Gas Co., Ltd.	700	12,979
Southwest Gas Holdings, Inc.	200	15,160
Spire, Inc.	150	10,944

		168,851

Gas-Transportation — 0.0%
Snam SpA	2,238	10,042
Gold Mining — 0.3%
Evolution Mining, Ltd.	4,000	12,930
Newcrest Mining, Ltd.	2,800	49,188
Novagold Resources, Inc.†	6,330	71,033
Yamana Gold, Inc.	2,500	11,782

		144,933

Home Furnishings — 0.0%
Howden Joinery Group PLC	2,298	15,216

Hotels/Motels — 0.0%
Fosun International, Ltd.	7,500	9,311
Hyatt Hotels Corp., Class A	15	844
Marcus Corp.	300	4,362

		14,517

Human Resources — 0.3%
Adecco Group AG	1,230	53,979
AMN Healthcare Services, Inc.†	125	5,873
Barrett Business Services, Inc.	122	5,968
Cross Country Healthcare, Inc.†	1,000	6,290
Heidrick & Struggles International, Inc.	350	7,854
Insperity, Inc.	150	7,156
Kforce, Inc.	310	9,284
ManpowerGroup, Inc.	25	1,856
Paylocity Holding Corp.†	100	11,453
Randstad NV	350	14,066
Robert Half International, Inc.	50	2,364
TriNet Group, Inc.†	200	9,794

		135,937

Import/Export — 0.3%
ITOCHU Corp.	4,600	90,395
Marubeni Corp.	1,700	8,234
Mitsubishi Corp.	700	14,911
Mitsui & Co., Ltd.	1,300	18,234
Sumitomo Corp.	1,100	12,504
Toyota Tsusho Corp.	300	7,173

		151,451

7

Independent Power Producers — 0.0%
NRG Energy, Inc.	115	3,856
Vistra Energy Corp.	223	4,357

		8,213

Industrial Automated/Robotic — 0.0%
Ichor Holdings, Ltd.†	250	6,225

Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	574	129,483
Instruments-Controls — 0.4%
Honeywell International, Inc.	1,490	211,431
Rotork PLC	2,500	7,837

		219,268

Instruments-Scientific — 0.0%
Fluidigm Corp.†	400	896

Insurance-Life/Health — 0.4%
Aflac, Inc.	338	12,587
AIA Group, Ltd.	1,000	9,102
American Equity Investment Life Holding Co.	400	8,408
Aviva PLC	3,902	11,900
AXA SA	2,760	49,059
Baloise Holding AG	43	6,445
Equitable Holdings, Inc.	216	3,957
Globe Life, Inc.	107	8,810
Great-West Lifeco, Inc.	600	9,880
iA Financial Corp., Inc.	300	9,740
Japan Post Holdings Co., Ltd.	2,000	16,022
Japan Post Insurance Co., Ltd.	700	8,944
Legal & General Group PLC	1,754	4,528
Manulife Financial Corp.	800	10,075
Prudential Financial, Inc.	185	11,539
Prudential PLC	1,300	18,516
T&D Holdings, Inc.	2,200	19,061
Voya Financial, Inc.	70	3,162

		221,735

Insurance-Multi-line — 0.6%
Aegon NV	3,088	7,965
Ageas	300	10,815
Allianz SE	150	27,788
Allstate Corp.	149	15,156
American Financial Group, Inc.	68	4,504
ASR Nederland NV	367	9,887
Chubb, Ltd.	209	22,574
Cincinnati Financial Corp.	70	4,606
Direct Line Insurance Group PLC	29,933	102,853
Hartford Financial Services Group, Inc.	960	36,471
Loews Corp.	137	4,749
MetLife, Inc.	426	15,370
Talanx AG	1,315	47,009
Zurich Insurance Group AG	22	7,013

		316,760

Insurance-Property/Casualty — 1.2%
Alleghany Corp.	8	4,270
Arch Capital Group, Ltd.†	188	4,518
Assurant, Inc.	449	47,702
Berkshire Hathaway, Inc., Class B†	1,232	230,827
Employers Holdings, Inc.	200	6,074
Enstar Group, Ltd.†	100	14,462
Fidelity National Financial, Inc.	1,762	47,662
First American Financial Corp.	809	37,311
Hallmark Financial Services, Inc.†	400	1,728
Hanover Insurance Group, Inc.	14	1,405
HCI Group, Inc.	300	12,495
Markel Corp.†	6	5,195
Old Republic International Corp.	94	1,499
Progressive Corp.	253	19,557
Safety Insurance Group, Inc.	100	8,412
Samsung Fire & Marine Insurance Co., Ltd.	185	28,758
Stewart Information Services Corp.	200	6,372
Travelers Cos., Inc.	1,436	145,338
Universal Insurance Holdings, Inc.	250	4,557
WR Berkley Corp.	73	3,942

		632,084

Insurance-Reinsurance — 0.4%
Axis Capital Holdings, Ltd.	1,101	40,297
Essent Group, Ltd.	356	9,726
Everest Re Group, Ltd.	383	66,309
Hannover Rueck SE	48	7,665
Muenchener Rueckversicherungs-Gesellschaft AG	80	17,629
Swiss Re AG	815	58,890
Third Point Reinsurance, Ltd.†	800	5,952

		206,468

Internet Connectivity Services — 0.0%
Cogent Communications Holdings, Inc.	200	16,766

Internet Content-Entertainment — 0.8%
Facebook, Inc., Class A†	1,869	382,603
Pinterest, Inc., Class A†	1,758	36,320

		418,923

Internet Content-Information/News — 0.0%
HealthStream, Inc.†	300	6,848
Yelp, Inc.†	350	7,822

		14,670

Internet Security — 0.1%
Palo Alto Networks, Inc.†	198	38,909

Investment Management/Advisor Services — 0.4%
Affiliated Managers Group, Inc.	100	6,996
Ameriprise Financial, Inc.	65	7,471
Artisan Partners Asset Management, Inc., Class A	300	8,832
BlackRock, Inc.	72	36,147
Boston Private Financial Holdings, Inc.	1,100	8,360
BrightSphere Investment Group, Inc.	769	5,698
CI Financial Corp.	600	6,375
Eaton Vance Corp.	48	1,762
Federated Hermes, Inc.	500	11,385
Julius Baer Group, Ltd.	1,472	57,786
LPL Financial Holdings, Inc.	38	2,288
Quilter PLC*	5,000	7,768
Raymond James Financial, Inc.	65	4,285
Stifel Financial Corp.	300	13,284
T. Rowe Price Group, Inc.	108	12,488

		190,925

8

Lighting Products & Systems — 0.0%
Signify NV*	579	11,824
Machine Tools & Related Products — 0.0%
Amada Holdings Co., Ltd.	1,000	9,091
Lincoln Electric Holdings, Inc.	24	1,932

		11,023

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	256	29,793
Hyster-Yale Materials Handling, Inc.	150	5,856
Komatsu, Ltd.	2,549	48,596
Manitowoc Co, Inc.†	800	7,376
Oshkosh Corp.	30	2,026
Sandvik AB†	324	5,010
Terex Corp.	300	4,557

		103,214

Machinery-Electrical — 0.2%
Hitachi, Ltd.	2,634	79,029
Mitsubishi Heavy Industries, Ltd.	1,800	46,028

		125,057

Machinery-Farming — 0.1%
AGCO Corp.	33	1,743
CNH Industrial NV†	5,670	35,381
Deere & Co.	146	21,179

		58,303

Machinery-General Industrial — 0.1%
Atlas Copco AB, Class A	400	13,878
GEA Group AG	350	8,052
Intevac, Inc.†	1,352	7,436
Otis Worldwide Corp.†	724	36,859

		66,225

Machinery-Material Handling — 0.1%
KION Group AG	1,020	50,714

Machinery-Pumps — 0.0%
Curtiss-Wright Corp.	18	1,866
Dover Corp.	62	5,806
NN, Inc.	2,600	8,970

		16,642

Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	354	4,620

Medical Instruments — 0.3%
Alcon, Inc.†	360	19,011
Apyx Medical Corp.†	900	3,060
Bruker Corp.	100	3,932
Medtronic PLC	1,274	124,381
Silk Road Medical, Inc.†	100	4,188

		154,572

Medical Labs & Testing Services — 0.1%
Fulgent Genetics, Inc.†	500	8,485
ICON PLC†	60	9,628
Laboratory Corp. of America Holdings†	45	7,400
Medpace Holdings, Inc.†	200	15,972
Quest Diagnostics, Inc.	63	6,937

		48,422

Medical Laser Systems — 0.0%
Cutera, Inc.†	500	6,725

Medical Products — 0.4%
Cardiovascular Systems, Inc.†	175	7,350
Globus Medical, Inc., Class A†	200	9,492
GN Store Nord A/S	200	9,158
Haemonetics Corp.†	110	12,516
Henry Schein, Inc.†	69	3,765
Inogen, Inc.†	60	3,000
Integer Holdings Corp.†	100	7,446
iRadimed Corp.†	300	6,528
iRhythm Technologies, Inc.†	150	15,846
Koninklijke Philips NV†	370	16,126
LivaNova PLC†	100	5,312
Luminex Corp.	252	9,085
Masimo Corp.†	53	11,337
Nevro Corp.†	100	11,764
Novocure, Ltd.†	260	17,108
Repro-Med Systems, Inc.†	800	9,664
Sartorius Stedim Biotech†	65	15,618
Smith & Nephew PLC	600	11,786
Zynex, Inc.†	600	10,596

		193,497

Medical-Biomedical/Gene — 1.5%
ACADIA Pharmaceuticals, Inc.†	300	14,493
Achillion Pharmaceuticals, Inc. CVR†(1)	1,296	0
Aduro Biotech, Inc.†	2,300	6,360
Affimed NV†	3,800	8,322
Agenus, Inc.†	2,600	6,929
Alexion Pharmaceuticals, Inc.†	563	60,506
AMAG Pharmaceuticals, Inc.†	971	7,797
Amgen, Inc.	1,217	291,131
AnaptysBio, Inc.†	500	7,810
ANI Pharmaceuticals, Inc.†	200	8,002
Arena Pharmaceuticals, Inc.†	200	9,794
Arrowhead Pharmaceuticals, Inc.†	175	6,025
Bio-Rad Laboratories, Inc., Class A†	11	4,841
Biogen, Inc.†	84	24,934
BioMarin Pharmaceutical, Inc.†	406	37,360
Bluebird Bio, Inc.†	100	5,388
CSL, Ltd.	80	15,857
Dicerna Pharmaceuticals, Inc.†	400	7,880
Editas Medicine, Inc.†	410	9,479
Emergent BioSolutions, Inc.†	187	13,829
Esperion Therapeutics, Inc.†	150	5,940
Five Prime Therapeutics, Inc.†	2,500	8,200
Gilead Sciences, Inc.	1,663	139,692
ImmunoGen, Inc.†	2,200	8,976
Karyopharm Therapeutics, Inc.†	500	11,025
Ligand Pharmaceuticals, Inc.†	100	9,857
PDL BioPharma, Inc.†	1,124	3,810
Prothena Corp. PLC†	600	6,732
PTC Therapeutics, Inc.†	200	10,184
Puma Biotechnology, Inc.†	700	7,035
REGENXBIO, Inc.†	120	4,778

9

Retrophin, Inc.†	337	5,129
Vaxart, Inc.†	3,200	8,640
Veracyte, Inc.†	300	8,091
XBiotech, Inc.†	250	3,955
Xencor, Inc.†	150	4,385

		793,166

Medical-Drugs — 5.5%
AbbVie, Inc.	1,400	115,080
Akorn, Inc.†	1,400	294
Alkermes PLC†	300	4,113
Astellas Pharma, Inc.	4,100	67,866
AstraZeneca PLC	350	36,717
Bausch Health Cos, Inc.†	300	5,420
Bayer AG	1,210	80,075
Bristol-Myers Squibb Co.	2,300	139,863
Catalyst Pharmaceuticals, Inc.†	1,182	5,603
Chiasma, Inc.†	1,700	8,789
Chimerix, Inc.†	2,800	6,440
Chugai Pharmaceutical Co., Ltd.	200	23,725
Collegium Pharmaceutical, Inc.†	450	9,306
Concert Pharmaceuticals, Inc.†	953	9,511
Corcept Therapeutics, Inc.†	704	8,913
Eli Lilly & Co.	879	135,929
Enanta Pharmaceuticals, Inc.†	200	9,274
GlaxoSmithKline PLC	5,389	112,825
Harrow Health, Inc.†	1,800	8,082
Hikma Pharmaceuticals PLC	434	12,964
Jazz Pharmaceuticals PLC†	27	2,977
Johnson & Johnson	2,483	372,549
Jounce Therapeutics, Inc.†	1,400	6,860
Kyowa Kirin Co., Ltd.	500	11,650
Lannett Co., Inc.†	600	5,724
Mallinckrodt PLC†	500	2,030
Merck & Co., Inc.	5,406	428,912
Merck KGaA	200	23,311
Minerva Neurosciences, Inc.†	1,000	8,970
Novartis AG	1,190	101,514
Novo Nordisk A/S, Class B	2,402	153,377
Pacira BioSciences, Inc.†	300	12,387
Pfizer, Inc.	9,798	375,851
Roche Holding AG	923	321,046
Sanofi	1,679	164,263
Santen Pharmaceutical Co., Ltd.	800	14,126
Shionogi & Co., Ltd.	400	21,949
Supernus Pharmaceuticals, Inc.†	490	11,466
UCB SA	125	11,453
Vanda Pharmaceuticals, Inc.†	769	8,843
Voyager Therapeutics, Inc.†	600	6,486
Zoetis, Inc.	664	85,862

		2,952,395

Medical-Generic Drugs — 0.0%
Endo International PLC†	1,500	6,900
Momenta Pharmaceuticals, Inc.†	248	7,862
Perrigo Co. PLC	64	3,411

		18,173

Medical-HMO — 1.1%
Anthem, Inc.	116	32,565
Humana, Inc.	284	108,437
Magellan Health, Inc.†	100	6,073
Molina Healthcare, Inc.†	26	4,263
Triple-S Management Corp., Class B†	259	4,385
UnitedHealth Group, Inc.	1,464	428,176

		583,899

Medical-Hospitals — 0.1%
HCA Healthcare, Inc.	156	17,142
Select Medical Holdings Corp.†	500	8,535
Universal Health Services, Inc., Class B	38	4,016

		29,693

Medical-Nursing Homes — 0.0%
Ensign Group, Inc.	300	11,223

Medical-Outpatient/Home Medical — 0.1%
Addus HomeCare Corp.†	150	12,153
Amedisys, Inc.†	100	18,416
Joint Corp.†	400	4,840
Pennant Group, Inc.†	100	1,979
Providence Service Corp.†	167	9,688

		47,076

Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	1,196	107,233
Cardinal Health, Inc.	135	6,680
McKesson Corp.	84	11,865

		125,778

Metal Processors & Fabrication — 0.0%
AZZ, Inc.	200	6,278
Park-Ohio Holdings Corp.	300	5,499

		11,777

Metal-Copper — 0.0%
Freeport-McMoRan, Inc.	627	5,536

Metal-Diversified — 0.1%
Glencore PLC	31,574	58,609
Mitsubishi Materials Corp.	200	4,099
Rio Tinto PLC	201	9,342
South32, Ltd.	1,885	2,381

		74,431

Miscellaneous Manufacturing — 0.0%
FreightCar America, Inc.†	5,892	8,838

Motion Pictures & Services — 0.0%
IMAX Corp.†	500	5,750

Motorcycle/Motor Scooter — 0.0%
Yamaha Motor Co., Ltd.	900	11,657

Multimedia — 0.4%
Vivendi SA	700	15,130
Walt Disney Co.	1,753	189,587

		204,717

Networking Products — 0.6%
Arista Networks, Inc.†	205	44,957
Cisco Systems, Inc.	5,177	219,401
NeoPhotonics Corp.†	900	8,658
NETGEAR, Inc.†	400	9,592
Telefonaktiebolaget LM Ericsson, Class B	1,771	15,416

		298,024

10

Non-Hazardous Waste Disposal — 0.4%
Republic Services, Inc.	716	56,092
Waste Management, Inc.	1,558	155,831

		211,923

Office Automation & Equipment — 0.2%
Canon, Inc.	1,300	27,467
FUJIFILM Holdings Corp.	1,600	76,478

		103,945

Office Furnishings-Original — 0.1%
Herman Miller, Inc.	321	7,235
HNI Corp.	400	9,736
Interface, Inc.	900	8,316
Steelcase, Inc., Class A	266	2,913

		28,200

Office Supplies & Forms — 0.0%
ACCO Brands Corp.	700	5,180
Avery Dennison Corp.	31	3,422

		8,602

Oil & Gas Drilling — 0.0%
Drilling Co. of 1972 A/S†	46	1,086

Oil Companies-Exploration & Production — 0.3%
Berry Corp.	800	2,744
Cabot Oil & Gas Corp.	172	3,719
CNOOC, Ltd.	30,360	34,080
ConocoPhillips	507	21,345
Inpex Corp.	1,900	12,109
Lundin Petroleum AB	300	7,780
PDC Energy, Inc.†	400	5,196
Pioneer Natural Resources Co.	486	43,405
QEP Resources, Inc.	8,100	7,986
Santos, Ltd.	2,520	7,951
Southwestern Energy Co.†	4,400	14,212

		160,527

Oil Companies-Integrated — 0.9%
BP PLC	1,747	6,898
Chevron Corp.	2,010	184,920
China Petroleum & Chemical Corp.	66,000	32,857
Exxon Mobil Corp.	1,600	74,352
Galp Energia SGPS SA	559	6,448
Imperial Oil, Ltd.	300	4,847
Repsol SA	1,148	10,478
Royal Dutch Shell PLC, Class A	4,187	71,127
TOTAL SA	1,727	62,271

		454,198

Oil Field Machinery & Equipment — 0.1%
CIMC Enric Holdings, Ltd.	50,630	23,718

Oil Refining & Marketing — 0.3%
JXTG Holdings, Inc.	2,500	8,856
Neste Oyj	2,049	72,680
Phillips 66	206	15,073
Sunoco LP	1,454	36,088
Valero Energy Corp.	696	44,092

		176,789

Oil-Field Services — 0.0%
MRC Global, Inc.†	1,400	7,504
NOW, Inc.†	1,200	7,404
SBM Offshore NV	321	4,071

		18,979

Optical Supplies — 0.0%
STAAR Surgical Co.†	300	11,496

Paper & Related Products — 0.1%
Domtar Corp.	300	7,008
International Paper Co.	181	6,199
Oji Holdings Corp.	1,100	5,645
Resolute Forest Products, Inc.†	2,104	5,071
Verso Corp., Class A†	525	7,292

		31,215

Pastoral & Agricultural — 0.0%
Darling Ingredients, Inc.†	600	12,354

Patient Monitoring Equipment — 0.0%
CareDx, Inc.†	300	7,614

Pharmacy Services — 0.2%
CVS Health Corp.	1,815	111,713

Photo Equipment & Supplies — 0.0%
Nikon Corp.	500	4,659

Physical Therapy/Rehabilitation Centers — 0.0%
Catasys, Inc.†	300	9,132

Pipelines — 0.2%
Enterprise Products Partners LP	1,635	28,711
Kinder Morgan, Inc.	4,624	70,423

		99,134

Poultry — 0.0%
Pilgrim’s Pride Corp.†	108	2,376
Sanderson Farms, Inc.	100	13,614

		15,990

Power Converter/Supply Equipment — 0.1%
Schneider Electric SE	830	76,039

Precious Metals — 0.0%
Coeur Mining, Inc.†	2,100	8,841

Printing-Commercial — 0.0%
Cimpress PLC†	200	14,558

Private Equity — 0.0%
3i Group PLC	1,125	11,124
Intermediate Capital Group PLC	600	8,536

		19,660

Publishing-Periodicals — 0.0%
Wolters Kluwer NV	225	16,566

Real Estate Investment Trusts — 1.1%
AGNC Investment Corp.	3,341	41,495
American Tower Corp.	659	156,842
CareTrust REIT, Inc.	300	4,944
Chatham Lodging Trust	186	1,397
CoreCivic, Inc.	700	9,184

11

Equinix, Inc.	104	70,221
Essential Properties Realty Trust, Inc.	600	8,814
GEO Group, Inc.	600	7,608
Industrial Logistics Properties Trust	500	9,345
Life Storage, Inc.	980	85,838
Monmouth Real Estate Investment Corp.	500	6,795
Outfront Media, Inc.	200	3,138
Park Hotels & Resorts, Inc.	417	3,966
Pebblebrook Hotel Trust	199	2,356
Public Storage	500	92,725
RLJ Lodging Trust	800	7,432
RPT Realty	1,070	7,297
Ryman Hospitality Properties, Inc.	29	1,025
Sabra Health Care REIT, Inc.	900	11,538
Scentre Group	2,500	3,723
Service Properties Trust	400	2,772
Simon Property Group, Inc.	800	53,416
Sunstone Hotel Investors, Inc.	800	7,352
Urban Edge Properties	900	10,350
Xenia Hotels & Resorts, Inc.	207	2,008

		611,581

Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	154	6,611
Daito Trust Construction Co., Ltd.	800	76,478
Marcus & Millichap, Inc.†	280	8,134
Newmark Group, Inc., Class A	1,400	5,432
RE/MAX Holdings, Inc., Class A	282	7,414
Realogy Holdings Corp.	2,000	8,680
Vonovia SE	359	17,751

		130,500

Real Estate Operations & Development — 0.6%
Aroundtown SA	13,871	74,700
CapitaLand, Ltd.	3,900	8,231
LEG Immobilien AG	100	11,500
McGrath RentCorp	197	10,746
PSP Swiss Property AG	575	66,885
Sino Land Co., Ltd.	14,000	19,503
Sun Hung Kai Properties, Ltd.	1,000	13,531
Swire Properties, Ltd.	1,800	5,058
TAG Immobilien AG	4,755	104,069
Wharf Holdings, Ltd.	6,000	11,209

		325,432

Rental Auto/Equipment — 0.1%
AMERCO	10	2,801
Ashtead Group PLC	431	11,827
CAI International, Inc.†	400	6,596
Herc Holdings, Inc.†	300	8,469
Rent-A-Center, Inc.	500	9,953
Textainer Group Holdings, Ltd.†	900	7,902
United Rentals, Inc.†	36	4,626

		52,174

Resort/Theme Parks — 0.0%
SeaWorld Entertainment, Inc.†	200	2,938

Retail-Apparel/Shoe — 0.1%
Cato Corp., Class A	282	3,176
Genesco, Inc.†	200	3,786
Hennes & Mauritz AB, Class B	600	8,351
Industria de Diseno Textil SA	1,090	27,806
Next PLC	185	11,024
Shoe Carnival, Inc.	100	2,362

		56,505

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc.	356	43,044
AutoZone, Inc.†	11	11,224
Genuine Parts Co.	68	5,391

		59,659

Retail-Automobile — 0.1%
America’s Car-Mart, Inc.†	100	6,595
Asbury Automotive Group, Inc.†	100	6,750
CarMax, Inc.†	77	5,671
Lithia Motors, Inc., Class A	100	11,056
Rush Enterprises, Inc., Class A	225	8,438

		38,510

Retail-Building Products — 0.5%
Beacon Roofing Supply, Inc.†	500	11,000
BMC Stock Holdings, Inc.†	600	12,750
Home Depot, Inc.	1,204	264,675

		288,425

Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	120	9,208
Yamada Denki Co., Ltd.	2,700	12,812

		22,020

Retail-Convenience Store — 0.1%
Alimentation Couche-Tard, Inc., Class B	300	8,371
Lawson, Inc.	1,000	51,710

		60,081

Retail-Discount — 0.7%
Canadian Tire Corp., Ltd., Class A	100	7,017
Costco Wholesale Corp.	186	56,358
Pan Pacific International Holdings Corp.	700	13,506
Target Corp.	212	23,265
Walmart, Inc.	2,203	267,775

		367,921

Retail-Drug Store — 0.1%
Rite Aid Corp.†	600	8,598
Sundrug Co., Ltd.	300	10,289
Walgreens Boots Alliance, Inc.	1,259	54,502

		73,389

Retail-Home Furnishings — 0.0%
Williams-Sonoma, Inc.	34	2,103

Retail-Jewelry — 0.2%
Cie Financiere Richemont SA	530	30,145
Pandora A/S	2,637	93,809
Signet Jewelers, Ltd.	300	3,018

		126,972

Retail-Major Department Stores — 0.3%
Marui Group Co., Ltd.	500	8,187

12

TJX Cos., Inc.	3,216	157,745

		165,932

Retail-Misc./Diversified — 0.0%
Mr. Price Group, Ltd.	652	4,549

Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	500	12,500

Retail-Regional Department Stores — 0.0%
Kohl’s Corp.	1,049	19,365

Retail-Restaurants — 0.5%
BJ’s Restaurants, Inc.	141	3,082
Bloomin’ Brands, Inc.	1,000	12,050
Brinker International, Inc.	1,302	30,311
Cheesecake Factory, Inc.	1,538	34,282
Cracker Barrel Old Country Store, Inc.	100	9,740
Dine Brands Global, Inc.	200	8,878
Jack in the Box, Inc.	90	5,427
McDonald’s Corp.	246	46,140
Restaurant Brands International, Inc.	200	9,756
Starbucks Corp.	1,100	84,403

		244,069

Retail-Sporting Goods — 0.0%
Dick’s Sporting Goods, Inc.	200	5,878
Hibbett Sports, Inc.†	653	10,076

		15,954

Rubber-Tires — 0.2%
Bridgestone Corp.	2,600	81,314
Cie Generale des Etablissements Michelin SCA	142	13,880
Sumitomo Rubber Industries, Ltd.	3,000	29,257

		124,451

Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	500	6,180
Trinseo SA	350	7,158

		13,338

Satellite Telecom — 0.1%
Eutelsat Communications SA	4,785	53,739
SES SA FDR	3,172	21,205

		74,944

Savings & Loans/Thrifts — 0.1%
Berkshire Hills Bancorp, Inc.	307	5,231
First Financial Northwest, Inc.	479	4,704
Flushing Financial Corp.	500	6,245
HomeTrust Bancshares, Inc.	441	6,778
New York Community Bancorp, Inc.	217	2,357

		25,315

Schools — 0.1%
K12, Inc.†	450	10,220
Laureate Education, Inc., Class A†	500	4,735
Perdoceo Education Corp.†	691	8,983

		23,938

Semiconductor Components-Integrated Circuits — 0.4%
Cirrus Logic, Inc.†	216	16,330
NXP Semiconductors NV	200	19,914
QUALCOMM, Inc.	811	63,801
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,460	77,570
United Microelectronics Corp.	4,895	12,237

		189,852

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	367	18,233
ASM International NV	159	17,533
ASM Pacific Technology, Ltd.	1,920	19,432
ASML Holding NV (Euronext Amsterdam)	170	50,498
ASML Holding NV (NASDAQ)	252	72,684
Cabot Microelectronics Corp.	100	12,254
Lam Research Corp.	55	14,041

		204,675

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	19	3,637
Yangzijiang Shipbuilding Holdings, Ltd.	20,000	13,913

		17,550

Soap & Cleaning Preparation — 0.2%
Church & Dwight Co., Inc.	1,400	97,986

Software Tools — 0.1%
VMware, Inc., Class A†	316	41,560

Steel Pipe & Tube — 0.0%
Tenaris SA	958	6,729

Steel-Producers — 0.1%
ArcelorMittal	2,370	26,031
BlueScope Steel, Ltd.	426	2,787
Nucor Corp.	139	5,725
POSCO ADR	51	1,898
Reliance Steel & Aluminum Co.	31	2,777
Schnitzer Steel Industries, Inc., Class A	600	9,336
Steel Dynamics, Inc.	100	2,427

		50,981

Telecom Equipment-Fiber Optics — 0.0%
Ciena Corp.†	183	8,464
Corning, Inc.	178	3,918

		12,382

Telecom Services — 0.5%
ATN International, Inc.	100	6,212
BCE, Inc.	2,100	84,924
HKT Trust & HKT, Ltd.	83,000	133,655
Switch, Inc., Class A	200	3,434
TELUS Corp.	2,800	45,763

		273,988

Telecommunication Equipment — 0.0%
ADTRAN, Inc.	831	8,543
Juniper Networks, Inc.	152	3,283

		11,826

Telephone-Integrated — 1.9%
AT&T, Inc.	8,162	248,696
Deutsche Telekom AG†	6,837	99,883

13

Hellenic Telecommunications Organization SA	600	7,888
KDDI Corp.	4,300	123,906
KT Corp. ADR	7,900	77,499
Nippon Telegraph & Telephone Corp.	3,800	86,573
Shenandoah Telecommunications Co.	200	10,702
Telecom Italia SpA†	76,640	30,424
Telefonica SA	2,000	9,125
Telephone & Data Systems, Inc.	200	3,924
Verizon Communications, Inc.	5,887	338,208

		1,036,828

Textile-Apparel — 0.0%
LVMH Moet Hennessy Louis Vuitton SE	50	19,339

Therapeutics — 0.1%
Anika Therapeutics, Inc.†	200	6,646
La Jolla Pharmaceutical Co.†	700	5,082
Recro Pharma, Inc.†	900	7,614
Sarepta Therapeutics, Inc.†	56	6,601

		25,943

Tobacco — 0.8%
Altria Group, Inc.	2,300	90,275
British American Tobacco PLC	800	31,068
Imperial Brands PLC	3,307	69,992
Japan Tobacco, Inc.	2,500	46,731
KT&G Corp.	1,244	82,981
Philip Morris International, Inc.	719	53,637
Scandinavian Tobacco Group A/S*	1,101	12,700
Swedish Match AB	305	18,896
Vector Group, Ltd.	800	8,560

		414,840

Tools-Hand Held — 0.0%
Snap-on, Inc.	26	3,388
Stanley Black & Decker, Inc.	67	7,383

		10,771

Toys — 0.0%
Bandai Namco Holdings, Inc.	300	15,083

Transactional Software — 0.0%
SimCorp A/S	130	12,045

Transport-Air Freight — 0.0%
Atlas Air Worldwide Holdings, Inc.†	150	4,928

Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.	200	3,396

Transport-Marine — 0.2%
AP Moller—Maersk A/S, Series B	65	64,757
Ardmore Shipping Corp.	800	5,264
DHT Holdings, Inc.	1,000	7,260
Dorian LPG, Ltd.†	700	6,643
Golden Ocean Group, Ltd.	1,200	4,560
International Seaways, Inc.	300	7,260
Nordic American Tankers, Ltd.	2,400	14,448
Safe Bulkers, Inc.†	1,204	1,252
Scorpio Bulkers, Inc.	280	7,176
Teekay Tankers, Ltd., Class A†	412	8,368

		126,988

Transport-Rail — 0.3%
Aurizon Holdings, Ltd.	27,597	83,381
Canadian Pacific Railway, Ltd.	105	23,870
CSX Corp.	359	23,776
Norfolk Southern Corp.	89	15,228
Seibu Holdings, Inc.	800	9,605

		155,860

Transport-Services — 0.6%
C.H. Robinson Worldwide, Inc.	356	25,240
ComfortDelGro Corp., Ltd.	32,700	37,914
Kamigumi Co., Ltd.	500	8,803
Nippon Express Co., Ltd.	200	9,792
Royal Mail PLC	18,854	39,574
United Parcel Service, Inc., Class B	1,968	186,291
Yamato Holdings Co., Ltd.	800	13,962

		321,576

Transport-Truck — 0.0%
Covenant Transportation Group, Inc., Class A†	131	1,163
Knight-Swift Transportation Holdings, Inc.	80	2,974
Werner Enterprises, Inc.	116	4,654
XPO Logistics, Inc.†	40	2,670

		11,461

Vitamins & Nutrition Products — 0.0%
USANA Health Sciences, Inc.†	100	8,922

Warehousing & Harbor Transportation Services — 0.0%
Hutchison Port Holdings Trust	166,203	21,338

Water Treatment Systems — 0.0%
Pentair PLC	73	2,525

Web Hosting/Design — 0.0%
NIC, Inc.	700	16,961

Web Portals/ISP — 0.8%
Alphabet, Inc., Class A†	115	154,870
Alphabet, Inc., Class C†	162	218,483
Baidu, Inc. ADR†	400	40,372
Meet Group, Inc.†	1,500	9,255

		422,980

Wire & Cable Products — 0.0%
Insteel Industries, Inc.	400	7,028

Wireless Equipment — 0.2%
Motorola Solutions, Inc.	650	93,476
Ribbon Communications, Inc.†	2,100	7,655

		101,131

X-Ray Equipment — 0.0%
Varex Imaging Corp.†	400	10,452

Total Common Stocks (cost $34,958,240)		33,613,152

14

U.S. CORPORATE BONDS & NOTES — 13.9%
Aerospace/Defense — 0.5%
Northrop Grumman Corp. Senior Notes 2.55% due 10/15/2022	235,000	243,248

Applications Software — 0.3%
Microsoft Corp. Senior Notes 4.25% due 02/06/2047	115,000	154,101

Banks-Commercial — 0.3%
BB&T Corp. Senior Notes 3.20% due 09/03/2021	155,000	158,524

Banks-Super Regional — 0.9%
PNC Funding Corp. Senior Notes 3.30% due 03/08/2022	160,000	166,394
US Bancorp Senior Notes 3.15% due 04/27/2027	135,000	146,759
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	160,000	167,413

		480,566

Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025	140,000	155,876

Cable/Satellite TV — 0.3%
Comcast Corp. Company Guar. Notes 4.65% due 07/15/2042	125,000	159,106

Computers — 0.3%
Apple, Inc. Senior Notes 3.75% due 11/13/2047	125,000	151,517

Diversified Banking Institutions — 1.6%
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	220,000	239,198
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	145,000	152,742
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	120,000	146,099
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	115,000	156,464
Morgan Stanley FRS Senior Notes 3.77% (3 ML+1.14%) due 01/24/2029	155,000	170,224

		864,727

Diversified Manufacturing Operations — 0.4%
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	180,000	223,226

Electronic Components-Semiconductors — 0.3%
Intel Corp. Senior Notes 3.90% due 03/25/2030	125,000	148,387

Enterprise Software/Service — 0.3%
Oracle Corp. Senior Notes 2.50% due 10/15/2022	150,000	155,654

Finance-Credit Card — 1.0%
American Express Credit Corp. Senior Notes 3.30% due 05/03/2027	150,000	165,402
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	235,000	239,701
Visa, Inc. Senior Notes 4.30% due 12/14/2045	115,000	152,269

		557,372

Insurance-Life/Health — 0.3%
Prudential Financial, Inc. Senior Bonds 4.60% due 05/15/2044	135,000	158,826

Insurance-Multi-line — 0.3%
MetLife, Inc. Senior Notes 3.60% due 04/10/2024	160,000	174,635

Insurance-Property/Casualty — 0.3%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	160,000	166,581

Machinery-Farming — 0.3%
John Deere Capital Corp. Senior Notes 2.65% due 01/06/2022	160,000	164,197

Medical-Biomedical/Gene — 0.4%
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	210,000	219,922

Medical-HMO — 0.9%
Humana, Inc. Senior Notes 3.95% due 08/15/2049	150,000	169,116
UnitedHealth Group, Inc. Senior Notes 2.70% due 07/15/2020	126,000	126,400
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	160,000	165,881

		461,397

15

Multimedia — 0.4%
Walt Disney Co. Company Guar. Notes 3.00% due 02/13/2026	220,000	237,133

Oil Companies-Exploration & Production — 0.5%
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	160,000	143,491
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	160,000	113,600

		257,091

Oil Companies-Integrated — 0.8%
Chevron Corp. Senior Notes 2.42% due 11/17/2020	250,000	251,627
Exxon Mobil Corp. Senior Notes 3.57% due 03/06/2045	145,000	157,202

		408,829

Pharmacy Services — 0.3%
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	143,000	168,790

Pipelines — 0.7%
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	220,000	234,095
Williams Cos., Inc. Senior Notes 3.70% due 01/15/2023	165,000	166,973

		401,068

Retail-Building Products — 0.3%
Lowe’s Cos., Inc. Senior Notes 4.55% due 04/05/2049	135,000	164,001

Retail-Restaurants — 0.3%
McDonald’s Corp. Senior Notes 3.38% due 05/26/2025	157,000	172,029

Telephone-Integrated — 0.6%
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	120,000	144,500
Verizon Communications, Inc. Senior Notes 4.33% due 09/21/2028	134,000	158,514
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	10,000	11,363

		314,377

Transport-Rail — 0.7%
Burlington Northern Santa Fe LLC Senior Notes 4.05% due 06/15/2048	130,000	156,314
Norfolk Southern Corp. Senior Notes 3.85% due 01/15/2024	220,000	236,861

		393,175

Transport-Services — 0.3%
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	150,000	162,669

Total U.S. Corporate Bonds & Notes (cost $7,141,217)		7,477,024

FOREIGN CORPORATE BONDS & NOTES — 0.7%
Diversified Banking Institutions — 0.3%
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	155,000	161,905

Oil Companies-Integrated — 0.4%
Shell International Finance BV Company Guar. Notes 3.88% due 11/13/2028	210,000	235,227

Total Foreign Corporate Bonds & Notes (cost $383,445)		397,132

U.S. GOVERNMENT AGENCIES — 2.1%
Federal Home Loan Mtg. Corp. — 0.4%
3.50% due 03/01/2046	183,938	200,221

Federal National Mtg. Assoc. — 1.7%
2.13% due 04/24/2026	290,000	314,445
2.63% due 09/06/2024	300,000	327,944
4.50% due 02/01/2048	270,106	292,186

		934,575

Total U.S. Government Agencies (cost $1,057,812)		1,134,796

U.S. GOVERNMENT TREASURIES — 11.8%
United States Treasury Bonds — 2.2%
1.00% due 02/15/2048 TIPS(2)	279,007	367,890
2.75% due 11/15/2047	200,000	268,508
3.00% due 08/15/2048	110,000	155,138
3.38% due 05/15/2044	269,000	387,990

		1,179,526

United States Treasury Notes — 9.6%
1.63% due 08/15/2029	560,000	611,866
2.00% due 11/15/2026	430,000	471,673
2.13% due 06/30/2022	255,000	265,579
2.25% due 01/31/2024	250,000	268,223
2.63% due 08/31/2020	200,000	201,672
3.13% due 05/15/2021	300,000	309,258
1.75% due 05/15/2023	150,000	156,785
2.00% due 11/30/2022	320,000	334,537
2.00% due 02/15/2025	890,000	959,496
2.25% due 11/15/2024	395,000	428,884

2.25% due 02/15/2027	465,000	519,365

2.63% due 02/15/2029	525,000	616,526
		5,143,864

Total U.S. Government Treasuries (cost $5,834,029)		6,323,390

16

EXCHANGE-TRADED FUNDS — 5.4%
Invesco S&P 500 High Dividend Low Volatility ETF†	1,514	49,947
Invesco S&P 500 Pure Value ETF	10,295	470,481
Invesco S&P 500 Quality ETF†	51,851	1,742,194
iShares MSCI EAFE ETF	971	54,929
iShares Russell 1000 Value ETF	330	36,389
iShares Russell 2000 ETF	600	78,186

Vanguard Mega Cap Value ETF†	6,416	467,406

Total Exchange-Traded Funds (cost $2,795,339)		2,899,532

Total Long-Term Investment Securities (cost $52,170,082)		51,845,026

SHORT-TERM INVESTMENT SECURITIES — 3.1%
Registered Investment Companies — 3.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.22%(3) (cost $1,681,772)	1,681,772	1,681,772

TOTAL INVESTMENTS (cost $53,851,854)	99.5%	53,526,798
Other assets less liabilities	0.5	261,854

NET ASSETS	100.0%	$53,788,652

† Non-income producing security

*   Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2020, the aggregate value of these securities was $127,290 representing 0.2% of net assets.

(1) Securities classified as Level 3 (see Note 1).
(2) Principal amount of security is adjusted for inflation.
(3) The rate shown is the 7-day yield as of April 30, 2020.

ADR— American Depositary Receipt
CVR— Contingent Value Rights
ETF — Exchange Traded Funds
EuronextAmsterdam — Euronext Stock Exchange, Amsterdam
FDR— Fiduciary Depositary Receipt
NASDAQ— National Association of Securities Dealers Automated
TIPS— Treasury Inflation Protected Securities
TSX — Toronto Stock Exchange
FRS — Floating Rate Security

The rates shown on FRS and VRS are the current rates as of April 30, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
9	Long	US 10 Year Note	June 2020	$1,252,851	$1,251,563	$(1,288)
9	Short	S&P 500 E-Mini Index	June 2020	$1,275,829	$1,306,080	$(30,251)

						$(31,539)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Gold Mining	$82,815	$62,118	#	$—	$144,933
Medical-Biomedical/Gene	777,309	15,857	**	0	793,166
Other Industries	23,513,426	9,161,628	**	—	32,675,054
U.S. Corporate Bonds & Notes	—	7,477,024		—	7,477,024
Foreign Corporate Bonds & Notes	—	397,132		—	397,132
U.S. Government Agencies	—	1,134,796		—	1,134,796
U.S. Government Treasuries	—	6,323,390		—	6,323,390
Exchange-Traded Funds	2,899,532	—		—	2,899,532
Short-Term Investment Securities	1,681,772	—		—	1,681,772

Total Investments at Value	$28,954,853	$24,571,945		$0	$53,526,798

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$31,539	$—		$—	$31,539

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
#	Amount includes $12,930 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period level 3 investments in securities were not considered a material portion of the portfolio. There were no level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

17

SunAmerica Series Trust

SA MFS Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 99.6%
Aerospace/Defense — 0.9%
Lockheed Martin Corp.	4,175	$1,624,326
Northrop Grumman Corp.	12,403	4,101,300

		5,725,626

Applications Software — 11.6%
Microsoft Corp.	365,821	65,558,781
ServiceNow, Inc.†	30,824	10,835,869

		76,394,650

Auto-Heavy Duty Trucks — 0.4%
Cummins, Inc.	16,041	2,622,703

Auto/Truck Parts & Equipment-Original — 0.8%
Allison Transmission Holdings, Inc.	53,454	1,942,519
Lear Corp.	36,971	3,610,218

		5,552,737

Beverages-Non-alcoholic — 1.0%
PepsiCo, Inc.	47,733	6,314,599

Building Products-Cement — 0.1%
Eagle Materials, Inc.	13,448	820,462

Building Products-Wood — 0.2%
Masco Corp.	29,720	1,219,709

Cable/Satellite TV — 1.3%
Charter Communications, Inc., Class A†	17,507	8,669,992

Chemicals-Diversified — 0.5%
Eastman Chemical Co.	57,584	3,484,408

Commercial Services-Finance — 1.2%
Global Payments, Inc.	27,150	4,507,443
S&P Global, Inc.	12,112	3,547,363

		8,054,806

Communications Software — 0.9%
RingCentral, Inc., Class A†	25,234	5,766,726

Computer Services — 2.0%
Accenture PLC, Class A	30,791	5,702,186
Leidos Holdings, Inc.	71,904	7,104,834

		12,807,020

Computer Software — 0.1%
Akamai Technologies, Inc.†	7,845	766,535

Computers — 8.1%
Apple, Inc.	180,867	53,138,725

Consulting Services — 0.2%
Verisk Analytics, Inc.	7,003	1,070,268

Consumer Products-Misc. — 1.3%
Kimberly-Clark Corp.	63,498	8,793,203

Containers-Paper/Plastic — 0.2%
Graphic Packaging Holding Co.	98,828	1,319,354

Data Processing/Management — 2.8%
DocuSign, Inc.†	9,634	1,009,162
Fidelity National Information Services, Inc.	63,616	8,390,314
Fiserv, Inc.†	84,534	8,712,074

		18,111,550

Diagnostic Equipment — 0.6%
Danaher Corp.	24,707	4,038,606

Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†	3,516	976,042

Distribution/Wholesale — 0.3%
Copart, Inc.†	25,504	2,043,125

Diversified Banking Institutions — 0.1%
Citigroup, Inc.	16,469	799,735

Diversified Manufacturing Operations — 1.0%
Eaton Corp. PLC	52,648	4,396,108
Illinois Tool Works, Inc.	14,331	2,328,787

		6,724,895

E-Commerce/Products — 7.0%
Amazon.com, Inc.†	17,929	44,356,346
eBay, Inc.	46,159	1,838,513

		46,194,859

Electric Products-Misc. — 0.9%
AMETEK, Inc.	73,999	6,206,296

Electric-Integrated — 0.1%
AES Corp.	52,806	699,679

Electronic Components-Semiconductors — 3.7%
Intel Corp.	106,021	6,359,140
NVIDIA Corp.	36,543	10,680,788
Texas Instruments, Inc.	61,388	7,125,305

		24,165,233

Electronic Forms — 2.3%
Adobe, Inc.†	43,049	15,223,848

Enterprise Software/Service — 0.2%
Atlassian Corp. PLC, Class A†	2,661	413,759
Oracle Corp.	16,305	863,676

		1,277,435

Entertainment Software — 2.7%
Activision Blizzard, Inc.	31,380	1,999,848
Electronic Arts, Inc.†	68,946	7,877,770
Take-Two Interactive Software, Inc.†	65,147	7,886,044

		17,763,662

Finance-Consumer Loans — 0.2%
Synchrony Financial	74,579	1,475,918

Finance-Credit Card — 4.0%
Mastercard, Inc., Class A	57,522	15,816,824
Visa, Inc., Class A	58,613	10,475,316

		26,292,140

Food-Misc./Diversified — 0.3%
General Mills, Inc.	35,680	2,136,875

Footwear & Related Apparel — 0.1%
Skechers U.S.A., Inc., Class A†	18,652	525,613

Independent Power Producers — 1.1%
NRG Energy, Inc.	155,552	5,215,658
Vistra Energy Corp.	101,914	1,991,400

		7,207,058

Instruments-Controls — 0.9%
Honeywell International, Inc.	41,699	5,917,088

Insurance-Multi-line — 1.0%
Hartford Financial Services Group, Inc.	45,499	1,728,507
MetLife, Inc.	126,902	4,578,624

		6,307,131

Internet Application Software — 0.6%
Okta, Inc.†	27,882	4,218,547

Internet Content-Entertainment — 4.6%
Facebook, Inc., Class A†	137,780	28,204,944
Netflix, Inc.†	5,404	2,268,869

		30,473,813

Machinery-Farming — 0.8%
AGCO Corp.	104,123	5,501,859

Medical Instruments — 0.7%
Boston Scientific Corp.†	121,602	4,557,643

Medical Products — 0.2%
West Pharmaceutical Services, Inc.	6,836	1,293,781

Medical-Biomedical/Gene — 3.4%
Biogen, Inc.†	28,718	8,524,364
Illumina, Inc.†	24,251	7,736,797
Incyte Corp.†	52,520	5,129,103
Regeneron Pharmaceuticals, Inc.†	2,333	1,226,878

		22,617,142

Medical-Drugs — 5.7%
Eli Lilly & Co.	91,136	14,093,271
Johnson & Johnson	58,616	8,794,745
Merck & Co., Inc.	94,818	7,522,860
PRA Health Sciences, Inc.†	22,089	2,131,588
Zoetis, Inc.	35,521	4,593,221

		37,135,685

Medical-HMO — 2.2%
Humana, Inc.	25,695	9,810,865
UnitedHealth Group, Inc.	14,826	4,336,160

		14,147,025

Medical-Hospitals — 0.7%
HCA Healthcare, Inc.	40,006	4,395,859

Medical-Wholesale Drug Distribution — 1.1%
AmerisourceBergen Corp.	8,739	783,539
McKesson Corp.	47,809	6,753,021

		7,536,560

Networking Products — 0.3%
Cisco Systems, Inc.	40,205	1,703,888

Non-Hazardous Waste Disposal — 0.3%
Waste Management, Inc.	19,036	1,903,981

Pharmacy Services — 0.6%
Cigna Corp.	18,975	3,714,925

Real Estate Investment Trusts — 1.1%
American Homes 4 Rent, Class A	36,321	876,789
SBA Communications Corp.	6,934	2,010,305
Sun Communities, Inc.	30,624	4,115,866

		7,002,960

Retail-Apparel/Shoe — 1.1%
Burlington Stores, Inc.†	26,342	4,812,420
Ross Stores, Inc.	27,609	2,522,358

		7,334,778

Retail-Auto Parts — 0.8%
AutoZone, Inc.†	5,380	5,489,322

Retail-Building Products — 0.7%
Home Depot, Inc.	20,280	4,458,152

Retail-Discount — 2.5%
Dollar General Corp.	48,833	8,560,425
Target Corp.	50,293	5,519,154
Walmart, Inc.	21,712	2,639,093

		16,718,672

Retail-Restaurants — 2.9%
Chipotle Mexican Grill, Inc.†	2,998	2,633,893
Domino’s Pizza, Inc.	15,364	5,560,692
Starbucks Corp.	140,726	10,797,906

		18,992,491

Semiconductor Equipment — 1.2%
Applied Materials, Inc.	161,423	8,019,495

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	9,082	1,738,386

Tobacco — 1.0%
Altria Group, Inc.	74,205	2,912,546
Philip Morris International, Inc.	46,035	3,434,211

		6,346,757

Transport-Rail — 0.9%
CSX Corp.	35,066	2,322,421
Kansas City Southern	28,623	3,736,733

		6,059,154

Web Hosting/Design — 0.6%
VeriSign, Inc.†	18,072	3,785,903

Web Portals/ISP — 4.5%
Alphabet, Inc., Class A†	10,773	14,507,999
Alphabet, Inc., Class C†	11,221	15,133,314

		29,641,313

Wireless Equipment — 0.5%
Motorola Solutions, Inc.	24,192	3,479,052

Total Long-Term Investment Securities (cost $539,293,330)		654,875,454

TOTAL INVESTMENTS (cost $539,293,330)	99.6%	654,875,454
Other assets less liabilities	0.4	2,719,723

NET ASSETS	100.0%	$657,595,177

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$654,875,454	$—	$—	$654,875,454

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA MFS Massachusetts Investors Trust Port

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 98.3%
Applications Software — 6.2%
Microsoft Corp.	262,381	$47,021,299
salesforce.com, Inc.†	66,557	10,778,906

		57,800,205

Athletic Footwear — 0.9%
NIKE, Inc., Class B	91,667	7,991,529

Banks-Commercial — 1.1%
Truist Financial Corp.	266,700	9,953,244

Beverages-Wine/Spirits — 2.4%
Diageo PLC	328,713	11,394,640
Pernod Ricard SA	70,375	10,738,102

		22,132,742

Cable/Satellite TV — 1.9%
Comcast Corp., Class A	470,502	17,704,990

Chemicals-Diversified — 1.5%
DuPont de Nemours, Inc.	152,318	7,161,992
PPG Industries, Inc.	71,827	6,524,047

		13,686,039

Coatings/Paint — 1.4%
Sherwin-Williams Co.	23,771	12,750,051

Computer Services — 3.8%
Accenture PLC, Class A	92,606	17,149,705
Amdocs, Ltd.	173,356	11,171,061
Cognizant Technology Solutions Corp., Class A	123,854	7,186,009

		35,506,775

Computers — 1.8%
Apple, Inc.	55,676	16,357,609

Consumer Products-Misc. — 0.9%
Kimberly-Clark Corp.	63,078	8,735,041

Containers-Metal/Glass — 1.1%
Crown Holdings, Inc.†	161,973	10,432,681

Cosmetics & Toiletries — 1.7%
Colgate-Palmolive Co.	159,925	11,237,930
Estee Lauder Cos., Inc., Class A	25,232	4,450,925

		15,688,855

Data Processing/Management — 2.2%
Fidelity National Information Services, Inc.	155,416	20,497,816

Diagnostic Equipment — 3.6%
Danaher Corp.	93,396	15,266,510
Thermo Fisher Scientific, Inc.	53,357	17,857,521

		33,124,031

Diversified Banking Institutions — 5.7%
Bank of America Corp.	761,948	18,324,849
Goldman Sachs Group, Inc.	69,944	12,829,129
JPMorgan Chase & Co.	226,143	21,655,454

		52,809,432

Drug Delivery Systems — 2.1%
Becton Dickinson and Co.	78,891	19,922,344

Electric Products-Misc. — 1.3%
AMETEK, Inc.	140,128	11,752,535

Electric-Integrated — 0.6%
American Electric Power Co., Inc.	67,952	5,647,491

Electronic Components-Semiconductors — 1.6%
Texas Instruments, Inc.	125,522	14,569,339

Electronic Connectors — 0.8%
TE Connectivity, Ltd.	97,217	7,141,561

Electronic Forms — 1.7%
Adobe, Inc.†	44,072	15,585,622

Electronic Measurement Instruments — 1.2%
Fortive Corp.	175,567	11,236,288

Entertainment Software — 1.6%
Electronic Arts, Inc.†	126,135	14,412,185

Finance-Credit Card — 4.8%
Mastercard, Inc., Class A	80,640	22,173,581
Visa, Inc., Class A	126,126	22,541,239

		44,714,820

Finance-Other Services — 1.7%
Nasdaq, Inc.	140,918	15,454,477

Food-Confectionery — 1.0%
Mondelez International, Inc., Class A	183,696	9,449,322

Food-Dairy Products — 1.2%
Danone SA†	160,350	11,123,940

Instruments-Controls — 1.9%
Honeywell International, Inc.	122,119	17,328,686

Insurance-Multi-line — 0.9%
Chubb, Ltd.	75,717	8,178,193

Internet Brokers — 0.5%
TD Ameritrade Holding Corp.	131,291	5,155,798

Internet Content-Entertainment — 1.9%
Facebook, Inc., Class A†	84,220	17,240,676

Medical Instruments — 2.5%
Medtronic PLC	237,797	23,216,121

Medical Labs & Testing Services — 0.6%
ICON PLC†	35,550	5,704,709

Medical-Biomedical/Gene — 0.8%
Illumina, Inc.†	23,681	7,554,949

Medical-Drugs — 8.1%
Eli Lilly & Co.	107,381	16,605,398
Johnson & Johnson	197,943	29,699,368
Merck & Co., Inc.	114,662	9,097,283
PRA Health Sciences, Inc.†	100,401	9,688,696
Zoetis, Inc.	74,805	9,673,035

		74,763,780

Networking Products — 1.1%
Cisco Systems, Inc.	252,772	10,712,477

Oil Companies-Exploration & Production — 1.2%
ConocoPhillips	157,914	6,648,179
EOG Resources, Inc.	98,843	4,696,031

		11,344,210

Pharmacy Services — 0.9%
Cigna Corp.	41,413	8,107,837

Pipelines — 1.1%
Enterprise Products Partners LP	576,396	10,121,514

Private Equity — 0.7%
Blackstone Group, Inc., Class A	129,763	6,778,819

Real Estate Investment Trusts — 3.3%
American Tower Corp.	88,815	21,137,970
Equinix, Inc.	14,380	9,709,376

		30,847,346

Retail-Apparel/Shoe — 0.5%
Ross Stores, Inc.	50,229	4,588,921

Retail-Building Products — 1.0%
Home Depot, Inc.	41,138	9,043,367

Retail-Discount — 3.8%
Costco Wholesale Corp.	36,005	10,909,515
Dollar General Corp.	68,876	12,073,963
Target Corp.	110,144	12,087,202

		35,070,680

Retail-Gardening Products — 1.5%
Tractor Supply Co.	137,693	13,966,201

Retail-Restaurants — 0.9%
Starbucks Corp.	104,500	8,018,285

Semiconductor Components-Integrated Circuits — 1.0%
Analog Devices, Inc.	84,947	9,310,191

Textile-Apparel — 1.2%
LVMH Moet Hennessy Louis Vuitton SE	27,916	10,797,616

Transport-Rail — 1.4%
Canadian National Railway Co.	153,032	12,681,762

Transport-Truck — 0.3%
Old Dominion Freight Line, Inc.	21,949	3,188,970

Web Portals/ISP — 5.4%
Alphabet, Inc., Class A†	26,827	36,127,921
Alphabet, Inc., Class C†	9,970	13,446,140

		49,574,061

TOTAL INVESTMENTS (cost $663,152,065)	98.3%	909,476,133
Other assets less liabilities	1.7	15,276,180

NET ASSETS	100.0%	$924,752,313

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$865,421,835	$44,054,298	**	$—	$909,476,133

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 59.5%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	8,575	$489,032

Aerospace/Defense — 1.0%
Lockheed Martin Corp.	5,662	2,202,858
Northrop Grumman Corp.	7,694	2,544,175

		4,747,033

Aerospace/Defense-Equipment — 0.3%
L3Harris Technologies, Inc.	8,259	1,599,768

Agricultural Biotech — 0.1%
Corteva, Inc.	13,731	359,615

Agricultural Operations — 0.4%
Archer-Daniels-Midland Co.	48,725	1,809,646

Appliances — 0.2%
Whirlpool Corp.	8,901	994,598

Applications Software — 2.1%
Microsoft Corp.	53,448	9,578,416

Auto/Truck Parts & Equipment-Original — 0.8%
Aptiv PLC	19,806	1,377,507
Lear Corp.	25,332	2,473,670

		3,851,177

Banks-Commercial — 1.2%
Truist Financial Corp.	148,929	5,558,030

Banks-Fiduciary — 0.5%
Bank of New York Mellon Corp.	19,530	733,156
State Street Corp.	25,031	1,577,954

		2,311,110

Banks-Super Regional — 1.1%
PNC Financial Services Group, Inc.	13,664	1,457,539
US Bancorp	85,833	3,132,904
Wells Fargo & Co.	20,957	608,801

		5,199,244

Beverages-Non-alcoholic — 0.5%
Coca-Cola European Partners PLC	11,950	473,698
PepsiCo, Inc.	12,683	1,677,834

		2,151,532

Beverages-Wine/Spirits — 0.4%
Diageo PLC	59,513	2,062,983

Building Products-Air & Heating — 0.7%
Carrier Global Corp.†	25,720	455,501
Johnson Controls International PLC	94,836	2,760,676

		3,216,177

Building Products-Cement — 0.2%
Vulcan Materials Co.	7,874	889,526

Building Products-Wood — 0.7%
Masco Corp.	81,716	3,353,625

Building-Residential/Commercial — 0.2%
Toll Brothers, Inc.	32,048	769,793

Cable/Satellite TV — 1.9%
Comcast Corp., Class A	231,606	8,715,334

Chemicals-Diversified — 1.0%
DuPont de Nemours, Inc.	29,647	1,394,002
PPG Industries, Inc.	33,117	3,008,017

		4,402,019

Coatings/Paint — 0.2%
Axalta Coating Systems, Ltd.†	39,877	787,172

Commercial Services-Finance — 0.3%
Equifax, Inc.	10,899	1,513,871

Computer Services — 1.3%
Accenture PLC, Class A	24,108	4,464,560
Amdocs, Ltd.	15,808	1,018,668
Cognizant Technology Solutions Corp., Class A	7,064	409,853

		5,893,081

Computers — 0.7%
Apple, Inc.	11,102	3,261,768

Consumer Products-Misc. — 0.4%
Kimberly-Clark Corp.	14,795	2,048,812

Cosmetics & Toiletries — 0.5%
Colgate-Palmolive Co.	30,389	2,135,435

Data Processing/Management — 1.1%
Fidelity National Information Services, Inc.	17,864	2,356,083
Fiserv, Inc.†	27,216	2,804,881

		5,160,964

Diagnostic Equipment — 1.9%
Danaher Corp.	31,261	5,109,923
Thermo Fisher Scientific, Inc.	10,724	3,589,108

		8,699,031

Diversified Banking Institutions — 3.9%
Bank of America Corp.	185,999	4,473,276
Goldman Sachs Group, Inc.	34,866	6,395,122
JPMorgan Chase & Co.	73,169	7,006,663

		17,875,061

Diversified Manufacturing Operations — 2.0%
3M Co.	16,279	2,473,106
Eaton Corp. PLC	56,354	4,705,559
Illinois Tool Works, Inc.	7,661	1,244,912
Trane Technologies PLC	8,872	775,590

		9,199,167

Drug Delivery Systems — 0.3%
Becton Dickinson and Co.	6,208	1,567,706

Electric-Distribution — 0.2%
Sempra Energy	6,108	756,476

Electric-Integrated — 2.1%
Duke Energy Corp.	41,319	3,498,066
Exelon Corp.	58,113	2,154,830
FirstEnergy Corp.	19,402	800,721
Public Service Enterprise Group, Inc.	14,948	758,013
Southern Co.	47,252	2,680,606

		9,892,236

Electronic Components-Semiconductors — 1.8%
Intel Corp.	63,064	3,782,579
Samsung Electronics Co., Ltd. (Preference Shares)	27,658	963,237
Texas Instruments, Inc.	29,478	3,421,511

		8,167,327

Electronic Forms — 0.5%
Adobe, Inc.†	6,309	2,231,115

Enterprise Software/Service — 0.4%
Oracle Corp.	31,643	1,676,130

Entertainment Software — 0.2%
Electronic Arts, Inc.†	7,987	912,595

Finance-Credit Card — 0.4%
American Express Co.	6,832	623,420
Visa, Inc., Class A	5,968	1,066,601

		1,690,021

Finance-Investment Banker/Broker — 0.5%
Charles Schwab Corp.	61,750	2,329,210

Finance-Other Services — 0.5%
Nasdaq, Inc.	20,921	2,294,406

Food-Confectionery — 0.5%
J.M. Smucker Co.	9,328	1,071,881
Mondelez International, Inc., Class A	26,957	1,386,668

		2,458,549

Food-Misc./Diversified — 1.4%
Danone SA	25,338	1,757,770
General Mills, Inc.	32,387	1,939,657
Nestle SA	27,010	2,853,230

		6,550,657

Instruments-Controls — 1.0%
Honeywell International, Inc.	32,091	4,553,713

Insurance Brokers — 1.4%
Aon PLC	22,200	3,833,274
Marsh & McLennan Cos., Inc.	15,162	1,475,718
Willis Towers Watson PLC	6,287	1,120,909

		6,429,901

Insurance-Multi-line — 0.8%
Chubb, Ltd.	35,151	3,796,659

Insurance-Property/Casualty — 0.5%
Travelers Cos., Inc.	23,862	2,415,073

Internet Brokers — 0.4%
TD Ameritrade Holding Corp.	45,122	1,771,941

Investment Management/Advisor Services — 0.9%
BlackRock, Inc.	4,067	2,041,797
Invesco, Ltd.	78,257	674,575
T. Rowe Price Group, Inc.	11,367	1,314,366

		4,030,738

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	13,481	1,568,919

Machinery-Electrical — 0.3%
Hitachi, Ltd.	39,100	1,173,128

Machinery-Farming — 0.1%
Deere & Co.	4,437	643,631

Machinery-General Industrial — 0.1%
Otis Worldwide Corp.†	13,080	665,903

Machinery-Pumps — 0.1%
Ingersoll Rand, Inc.†	7,834	227,813

Medical Instruments — 1.2%
Medtronic PLC	56,465	5,512,678

Medical Products — 0.2%
Abbott Laboratories	9,060	834,335

Medical-Drugs — 5.1%
Bayer AG	17,474	1,156,391
Eli Lilly & Co.	16,910	2,614,962
Johnson & Johnson	62,164	9,327,087
Merck & Co., Inc.	42,531	3,374,410
Pfizer, Inc.	104,532	4,009,848
Roche Holding AG	8,643	3,006,282

		23,488,980

Medical-Wholesale Drug Distribution — 0.6%
McKesson Corp.	19,714	2,784,602

Metal-Diversified — 0.2%
Rio Tinto PLC	22,777	1,058,598

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	3,181	69,441

Oil Companies-Exploration & Production — 0.8%
ConocoPhillips	32,971	1,388,079
Hess Corp.	32,159	1,564,214
Pioneer Natural Resources Co.	6,550	584,980

		3,537,273

Oil Companies-Integrated — 0.8%
BP PLC	291,055	1,149,277
Chevron Corp.	18,682	1,718,744
Suncor Energy, Inc.	54,922	979,320

		3,847,341

Oil Refining & Marketing — 0.2%
Valero Energy Corp.	15,593	987,817

Pharmacy Services — 1.8%
Cigna Corp.	42,424	8,305,771

Pipelines — 0.3%
Enterprise Products Partners LP	89,102	1,564,631

Private Equity — 0.4%
Blackstone Group, Inc., Class A	36,863	1,925,723

Real Estate Investment Trusts — 0.6%
EPR Properties	16,596	488,254
Medical Properties Trust, Inc.	27,909	478,360
Public Storage	3,984	738,833
STORE Capital Corp.	56,591	1,135,782

		2,841,229

Retail-Building Products — 0.4%
Home Depot, Inc.	8,183	1,798,869

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	5,263	403,830

Retail-Discount — 0.9%
Target Corp.	36,327	3,986,525

Retail-Gardening Products — 0.2%
Tractor Supply Co.	9,528	966,425

Retail-Restaurants — 0.4%
Starbucks Corp.	26,868	2,061,582

Semiconductor Components-Integrated Circuits — 1.0%
Analog Devices, Inc.	6,116	670,314
NXP Semiconductors NV	15,536	1,546,919
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	46,577	2,474,636

		4,691,869

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	19,994	993,302

Telephone-Integrated — 0.5%
Verizon Communications, Inc.	42,887	2,463,858

Tobacco — 1.1%
Altria Group, Inc.	9,728	381,824
Philip Morris International, Inc.	66,132	4,933,447

		5,315,271

Tools-Hand Held — 0.4%
Stanley Black & Decker, Inc.	17,526	1,931,365

Transport-Rail — 1.3%
Canadian National Railway Co.	6,874	569,648
Union Pacific Corp.	33,839	5,407,134

		5,976,782

Web Portals/ISP — 0.4%
Alphabet, Inc., Class A†	1,290	1,737,243

Total Common Stocks (cost $232,930,654)		275,522,207

CONVERTIBLE PREFERRED SECURITIES — 0.3%
Diagnostic Equipment — 0.1%
Danaher Corp. 4.75%	263	312,739

Electric-Distribution — 0.2%
CenterPoint Energy, Inc. 7.00%	32,905	1,113,505

Total Convertible Preferred Securities (cost $1,946,026)		1,426,244

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.1%
Banks-Money Center — 0.1%
BBVA Bancomer SA Sub. Notes 6.75% due 09/30/2022* (cost $537,569)	$510,000	529,125

ASSET BACKED SECURITIES — 5.1%
Diversified Financial Services — 5.1%
ALM VII, Ltd. FRS Series 2013-7R2A, Class A1B2 2.62% (3 ML+1.40%) due 10/15/2027*(1)	890,000	861,504
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	574,000	581,729
AREIT Trust FRS Series 2018-CRE2, Class A 1.77% (1 ML+0.98%) due 11/14/2035*(2)	421,379	392,292
AREIT Trust FRS Series 2019-CRE3, Class AS 2.09% (1 ML+1.30%) due 09/14/2036*(2)	687,500	601,207
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class A 3.45% due 03/20/2023*	770,000	747,641
Bancorp Commercial Mtg. Trust FRS Series 2018-CRE4, Class A 1.71% (1 ML+0.90%) due 09/15/2035*(2)	499,798	469,736
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE6, Class AS 2.11% (1 ML+1.30%) due 09/15/2036*(2)	706,171	660,017
BANK Series 2019-BN17, Class A4 3.71% due 04/15/2052(2)	557,000	615,564
Bayview Financial Revolving Mtg. Loan Trust FRS Series 2005-E, Class M1 2.54% (1 ML+1.60%) due 12/28/2040*	196,310	197,920
BDS, Ltd. FRS Series 2019-FL4, Class A 1.80% (1 ML+1.10%) due 08/15/2036*	494,000	431,634
BDS, Ltd. FRS Series 2018-FL2, Class B 2.15% (1 ML+1.40%) due 08/15/2035*(2)	843,000	737,085
Chesapeake Funding II LLC Series 2018-1A, Class A1 3.04% due 04/15/2030*	173,539	173,111
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(2)	821,121	881,628
CSAIL Commercial Mtg. Trust Series 2015-C2, Class A4 3.50% due 06/15/2057(2)	467,518	480,260
Cutwater, Ltd. FRS Series 2015-1A, Class AR 2.44% (3 ML+1.22%) due 01/15/2029*(1)	882,227	857,942
Dryden 55 CLO, Ltd. FRS Series 2018-55A, Class A1 2.24% (3 ML+1.02%) due 04/15/2031*(1)	882,000	847,923
Dryden Senior Loan Fund FRS Series 2013-26A, Class AR 2.12% (3 ML+0.90%) due 04/15/2029*(1)	412,000	400,306
Exantas Capital Corp., Ltd. FRS Series 2019-RSO7, Class A 1.75% (1 ML+1.00%) due 04/15/2036*(2)	102,587	91,437
Exeter Automobile Receivables Trust Series 2020-1A, Class B 2.26% due 04/15/2024*	145,000	142,943
Figueroa CLO, Ltd. FRS Series 2014-1A, Class BR 2.72% (3 ML+1.50%) due 01/15/2027*(1)	270,000	260,844

FORT CRE LLC FRS Series 2018-1A, Class A1 1.97% (1 ML+1.35%) due 11/16/2035*	325,000	303,233
GLS Auto Receivables Issuer Trust Series 2020-1A, Class A 2.17% due 02/15/2024*	222,141	219,285
GMAC Mtg. Corp. Loan Trust VRS Series 2006-HE3, Class A3 5.81% due 10/25/2036(3)	51,308	51,600
GS Mtg. Securities Trust Series 2019-GSA1, Class A4 3.05% due 11/10/2052(2)	448,828	474,875
GS Mtg. Securities Trust Series 2015-GC30, Class A4 3.38% due 05/10/2050(2)	879,375	927,152
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(2)	635,131	667,608
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(2)	1,010,000	1,066,684
KREF, Ltd. FRS Series 2018-FL1, Class A 1.85% (1 ML+1.10%) due 06/15/2036*	433,500	416,609
MF1, Ltd. FRS Series 2019-FL2, Class A 2.08% (1 ML+1.13%) due 12/25/2034*(2)	885,000	808,061
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34, Class A4 3.54% due 11/15/2052(2)	324,355	351,804
Morgan Stanley Capital I Trust Series 2017-H1, Class A5 3.53% due 06/15/2050(2)	294,880	317,906
Mountain Hawk III CLO, Ltd. FRS Series 2014-3A, Class BR 2.94% (3 ML+1.80%) due 04/18/2025*(1)	905,390	878,791
Navistar Financial Dealer Note Master Owner Trust II FRS Series 2018-1, Class A 1.12% (1 ML+0.63%) due 09/25/2023*	528,000	516,610
Neuberger Berman CLO XX, Ltd. FRS Series 2015-20A, Class AR 2.02% (3 ML+0.80%) due 01/15/2028*(1)	378,811	366,986
Residential Funding Mtg. Securities II, Inc. VRS Series 2005-HS2, Class AI3 5.32% due 12/25/2035(3)	70,962	71,101
Santander Retail Auto Lease Trust Series 2020-A, Class B 1.88% due 03/20/2024*	339,000	329,912
UBS Commercial Mtg. Trust Series 2019-C17, Class A4 2.92% due 10/15/2052(2)	502,983	513,897
Venture XII CLO, Ltd. FRS Series 2012-12A, Class BRR 2.81% (3 ML+1.20%) due 02/28/2026*(1)	964,000	904,621
Verizon Owner Trust Series 2020-A, Class B 1.98% due 07/22/2024	540,000	538,510
Veros Automobile Receivables Trust Series 2020-1, Class A 1.67% due 09/15/2023*	449,150	445,197
Wells Fargo Commercial Mtg. Trust Series 2019-C54, Class A4 3.15% due 12/15/2052(2)	1,871,902	1,995,745
Wells Fargo Commercial Mtg. Trust Series 2015-C28, Class A4 3.54% due 05/15/2048(2)	893,749	940,731

Total Asset Backed Securities (cost $23,996,322)		23,539,641

U.S. CORPORATE BONDS & NOTES — 12.7%
Aerospace/Defense — 0.2%
Boeing Co. Senior Notes 5.71% due 05/01/2040	219,000	219,000
Boeing Co. Senior Bonds 5.81% due 05/01/2050	88,000	88,000
United Technologies Corp. Senior Notes 4.13% due 11/16/2028	350,000	406,224

		713,224

Aerospace/Defense-Equipment — 0.1%
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023*	494,000	517,662

Applications Software — 0.1%
Microsoft Corp. Senior Notes 4.25% due 02/06/2047	458,000	613,723

Athletic Footwear — 0.0%
NIKE, Inc. Senior Notes 3.25% due 03/27/2040	179,000	194,485

Auto-Cars/Light Trucks — 0.2%
General Motors Co. Senior Notes 6.75% due 04/01/2046	234,000	217,236
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 04/09/2025	124,000	117,455

Hyundai Capital America Senior Notes 3.00% due 02/10/2027*	330,000	294,915
Toyota Motor Credit Corp. Senior Notes 3.38% due 04/01/2030	262,000	286,620

		916,226

Auto/Truck Parts & Equipment-Original — 0.2%
Lear Corp. Senior Notes 3.80% due 09/15/2027	500,000	464,274
Lear Corp. Senior Notes 4.25% due 05/15/2029	242,000	228,072

		692,346

Banks-Commercial — 0.1%
PNC Bank NA Sub. Notes 2.70% due 10/22/2029	250,000	258,794
Truist Bank Sub. Notes 2.25% due 03/11/2030	326,000	317,252

		576,046

Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 1.60% due 04/24/2025	421,000	427,067
National Securities Clearing Corp. Senior Notes 1.50% due 04/23/2025*	295,000	296,516
State Street Corp. Senior Notes 2.90% due 03/30/2026*	94,000	99,837

		823,420

Banks-Super Regional — 0.3%
Wells Fargo & Co. Senior Notes 2.57% due 02/11/2031	87,000	86,377
Wells Fargo & Co. Senior Notes 3.20% due 06/17/2027	1,047,000	1,107,047
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	342,000	365,021

		1,558,445

Beverages-Non-alcoholic — 0.1%
Keurig Dr Pepper, Inc. Company Guar. Notes 3.20% due 05/01/2030	83,000	88,424
Keurig Dr Pepper, Inc. Company Guar. Notes 3.80% due 05/01/2050	169,000	180,039
PepsiCo, Inc. Senior Notes 3.50% due 03/19/2040	131,000	153,594

		422,057

Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/2039	464,000	717,646
Constellation Brands, Inc. Company Guar. Notes 3.50% due 05/09/2027	665,000	707,343

		1,424,989

Building Products-Cement — 0.1%
CRH America Finance, Inc. Company Guar. Notes 4.50% due 04/04/2048*	223,000	238,910
Martin Marietta Materials, Inc. Senior Notes 2.50% due 03/15/2030	52,000	48,754
Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027	182,000	189,049

		476,713

Building Products-Wood — 0.1%
Masco Corp. Senior Notes 4.38% due 04/01/2026	381,000	396,738

Cable/Satellite TV — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	449,000	506,765
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	99,000	119,135
Comcast Corp. Company Guar. Notes 3.45% due 02/01/2050	353,000	396,054
Time Warner Entertainment Co. LP Senior Sec. Notes 8.38% due 07/15/2033	700,000	1,018,299

		2,040,253

Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.90% due 08/08/2029	209,000	192,264

Cellular Telecom — 0.0%
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050*	45,000	52,668

Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	250,000	302,229

Computers — 0.4%
Apple, Inc. Senior Notes 2.05% due 09/11/2026	88,000	92,784
Apple, Inc. Senior Notes 2.85% due 05/11/2024	438,000	468,832
Apple, Inc. Senior Notes 3.35% due 02/09/2027	142,000	159,162
Apple, Inc. Senior Notes 3.85% due 05/04/2043	228,000	274,973
Apple, Inc. Senior Notes 3.85% due 08/04/2046	219,000	267,622
Dell International LLC/EMC Corp. Senior Sec. Notes 4.90% due 10/01/2026*	369,000	381,501

		1,644,874

Consulting Services — 0.1%
Verisk Analytics, Inc. Senior Notes 4.13% due 03/15/2029	492,000	536,783

Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 3.10% due 03/26/2030	59,000	65,873

Cosmetics & Toiletries — 0.0%
Estee Lauder Cos., Inc. Senior Notes 2.60% due 04/15/2030	212,000	220,985

Data Processing/Management — 0.1%
Fiserv, Inc. Senior Notes 4.40% due 07/01/2049	331,000	395,026

Diagnostic Equipment — 0.3%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	527,000	570,223
Thermo Fisher Scientific, Inc. Senior Notes 3.20% due 08/15/2027	553,000	603,323

		1,173,546

Diversified Banking Institutions — 2.4%
Bank of America Corp. Senior Notes 2.50% due 02/13/2031	1,179,000	1,193,694
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	334,000	345,173
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	363,000	387,378
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	304,000	330,527
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	800,000	865,621
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	898,000	974,547
Citigroup, Inc. Senior Notes 2.67% due 01/29/2031	657,000	660,991
Goldman Sachs Group, Inc. Senior Notes 2.60% due 02/07/2030	657,000	652,558
JPMorgan Chase & Co. Senior Notes 2.74% due 10/15/2030	875,000	906,351
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	657,000	681,851
JPMorgan Chase & Co. Senior Notes 3.20% due 01/25/2023	1,084,000	1,131,434
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	1,137,000	1,242,586
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	246,000	286,998
Morgan Stanley Senior Notes 2.70% due 01/22/2031	526,000	537,493
Morgan Stanley Senior Notes 3.13% due 01/23/2023	74,000	76,970
Morgan Stanley Senior Notes 3.88% due 04/29/2024	338,000	364,574
Morgan Stanley Senior Notes 4.00% due 07/23/2025	248,000	273,087

		10,911,833

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 4.25% due 05/01/2040	157,000	157,534
General Electric Co. Senior Notes 4.35% due 05/01/2050	157,000	158,195

		315,729

Drug Delivery Systems — 0.2%
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	212,000	216,609
Becton Dickinson and Co. Senior Notes 4.67% due 06/06/2047	404,000	505,720

		722,329

E-Commerce/Services — 0.2%
Booking Holdings, Inc. Senior Notes 4.50% due 04/13/2027	106,000	114,030
Priceline Group, Inc. Senior Notes 2.75% due 03/15/2023	809,000	822,809

		936,839

Electric-Integrated — 0.7%
Berkshire Hathaway Energy Co. Senior Notes 4.25% due 10/15/2050*	60,000	75,465
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	82,000	87,052
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	374,000	383,432
Exelon Corp. Senior Notes 4.05% due 04/15/2030	441,000	503,502
FirstEnergy Corp. Senior Notes 3.40% due 03/01/2050	249,000	265,166
Georgia Power Co. Senior Notes 3.70% due 01/30/2050	34,000	38,469
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	300,000	328,475
Midamerican Energy Holdings Co. Senior Notes 3.75% due 11/15/2023	410,000	445,229
PPL Capital Funding, Inc. Company Guar. Notes 3.40% due 06/01/2023	530,000	550,784
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	180,000	213,764
Xcel Energy, Inc. Senior Notes 3.40% due 06/01/2030	224,000	247,450
Xcel Energy, Inc. Senior Notes 3.50% due 12/01/2049	265,000	290,815

		3,429,603

Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	495,000	651,038

Electronic Components-Semiconductors — 0.3%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.50% due 01/15/2028	618,000	626,002
Broadcom, Inc. Company Guar. Notes 4.25% due 04/15/2026*	273,000	292,583
Intel Corp. Senior Notes 4.75% due 03/25/2050	490,000	690,281

		1,608,866

Electronic Measurement Instruments — 0.1%
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	110,000	115,172
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	174,000	195,499

		310,671

Finance-Credit Card — 0.3%
Capital One Financial Corp. Senior Notes 3.75% due 03/09/2027	390,000	396,892
The Western Union Co. Senior Notes 2.85% due 01/10/2025	133,000	131,744
Visa, Inc. Senior Notes 3.15% due 12/14/2025	970,000	1,070,847

		1,599,483

Finance-Other Services — 0.2%
Intercontinental Exchange, Inc. Company Guar. Notes 2.35% due 09/15/2022	304,000	312,713
Intercontinental Exchange, Inc. Company Guar. Notes 4.00% due 10/15/2023	519,000	572,182

		884,895

Food-Misc./Diversified — 0.1%
General Mills, Inc. Senior Notes 2.88% due 04/15/2030	102,000	109,122
General Mills, Inc. Senior Notes 4.00% due 04/17/2025	489,000	538,409

		647,531

Gas-Distribution — 0.1%
NiSource, Inc. Senior Notes 2.95% due 09/01/2029	336,000	352,550
NiSource, Inc. Senior Notes 5.65% due 02/01/2045	110,000	152,859

		505,409

Hotels/Motels — 0.1%
Marriott International, Inc. Senior Notes 4.00% due 04/15/2028	427,000	401,952

Insurance Brokers — 0.2%
Aon Corp. Company Guar. Notes 3.75% due 05/02/2029	521,000	571,290
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	188,000	234,868

		806,158

Insurance-Multi-line — 0.0%
Hartford Financial Services Group, Inc. Senior Notes 3.60% due 08/19/2049	214,000	226,911

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 3.95% due 10/15/2050*	250,000	254,239

Insurance-Property/Casualty — 0.0%
Progressive Corp. Senior Notes 3.95% due 03/26/2050	86,000	108,073

Internet Brokers — 0.1%
E*TRADE Financial Corp. Senior Notes 2.95% due 08/24/2022	155,000	158,252
E*TRADE Financial Corp. Senior Notes 4.50% due 06/20/2028	220,000	246,454

		404,706

Investment Management/Advisor Services — 0.1%
Raymond James Financial, Inc. Senior Notes 4.95% due 07/15/2046	487,000	575,850

Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	379,000	395,515

Machinery-General Industrial — 0.1%
Wabtec Corp. Company Guar. Notes 4.95% due 09/15/2028	405,000	400,647

Medical Instruments — 0.2%
Alcon Finance Corp. Company Guar. Notes 3.80% due 09/23/2049*	312,000	339,454
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	539,000	587,465

		926,919

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	133,000	137,628
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	380,000	460,853

		598,481

Medical Products — 0.3%
Abbott Laboratories Senior Notes 4.90% due 11/30/2046	422,000	594,297
Zimmer Biomet Holdings, Inc. Senior Notes 3.55% due 04/01/2025	603,000	626,942

		1,221,239

Medical-HMO — 0.2%
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	166,000	185,467
UnitedHealth Group, Inc. Senior Notes 3.70% due 08/15/2049	438,000	514,462

		699,929

Medical-Hospitals — 0.2%
HCA, Inc. Senior Sec. Notes 5.13% due 06/15/2039	553,000	644,961
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	35,000	34,586
Northwell Healthcare, Inc. Sec. Notes 4.26% due 11/01/2047	279,000	292,174

		971,721

Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	292,000	295,407

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Senior Notes 3.95% due 05/15/2028	277,000	315,969

Oil Companies-Integrated — 0.0%
Exxon Mobil Corp. Senior Bonds 3.45% due 04/15/2051	183,000	200,162

Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	249,000	226,317
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	563,000	603,367

		829,684

Pharmacy Services — 0.1%
Cigna Corp. Senior Notes 3.20% due 03/15/2040	127,000	128,954
CVS Health Corp Senior Notes 3.75% due 04/01/2030	438,000	486,549

		615,503

Pipelines — 0.4%
Cheniere Corpus Christi Holdings LLC* Senior Sec. Notes 3.70% due 11/15/2029	348,000	318,400
Enterprise Products Operating LLC Company Guar. Notes 4.20% due 01/31/2050	176,000	174,565
Kinder Morgan Energy Partners LP Company Guar. Notes 4.15% due 02/01/2024	520,000	545,954
ONEOK, Inc. Company Guar. Notes 4.95% due 07/13/2047	542,000	455,433
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	354,000	362,878
Spectra Energy Partners LP Company Guar. Notes 3.38% due 10/15/2026	190,000	187,581

		2,044,811

Real Estate Investment Trusts — 0.6%
American Tower Corp. Senior Notes 3.00% due 06/15/2023	209,000	218,401
American Tower Corp. Senior Notes 3.60% due 01/15/2028	253,000	276,996
Camden Property Trust Senior Notes 2.80% due 05/15/2030	97,000	100,606
Crown Castle International Corp. Senior Notes 3.65% due 09/01/2027	589,000	641,644
Equinix, Inc. Senior Notes 2.63% due 11/18/2024	653,000	671,251
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	360,000	345,384
Prologis LP Senior Notes 2.25% due 04/15/2030	165,000	165,417
Vereit Operatinjg Partner Co. Company Guar. Notes 3.10% due 12/15/2029	355,000	303,961

		2,723,660

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	431,000	553,815

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.90% due 06/15/2047	253,000	298,584

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc. Senior Notes 4.45% due 10/01/2028	459,000	484,478

Retail-Discount — 0.2%
Costco Wholesale Corp. Senior Notes 1.75% due 04/20/2032	438,000	433,581
Target Corp. Senior Notes 2.25% due 04/15/2025	660,000	695,123

		1,128,704

Retail-Major Department Stores — 0.1%
TJX Cos, Inc. Senior Notes 3.75% due 04/15/2027	88,000	96,129
TJX Cos, Inc. Senior Notes 3.88% due 04/15/2030	105,000	117,410
TJX Cos, Inc. Senior Notes 4.50% due 04/15/2050	75,000	92,419

		305,958

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 3.84% due 05/01/2025*	120,000	126,165

Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	523,000	537,705
AT&T, Inc. Senior Notes 5.45% due 03/01/2047	344,000	436,102
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	437,000	524,185
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	528,000	679,155

		2,177,147

Tobacco — 0.1%
BAT Capital Corp. Company Guar. Notes 4.70% due 04/02/2027	88,000	97,062
BAT Capital Corp. Company Guar. Notes 4.91% due 04/02/2030	243,000	273,549

		370,611

Total U.S. Corporate Bonds & Notes (cost $54,334,733)		58,937,799

FOREIGN CORPORATE BONDS & NOTES — 1.7%
Aerospace/Defense — 0.1%
BAE Systems PLC Senior Notes 3.40% due 04/15/2030*	224,000	242,465

Banks-Commercial — 0.1%
Banco de Credito del Peru Senior Notes 5.38% due 09/16/2020	522,000	527,565

Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 2.38% due 10/24/2029	499,000	514,768

Commercial Services-Finance — 0.2%
Experian Finance PLC Company Guar. Notes 4.25% due 02/01/2029*	336,000	368,505
IHS Markit, Ltd. Senior Notes 3.63% due 05/01/2024	77,000	79,154
IHS Markit, Ltd. Company Guar. Notes 4.00% due 03/01/2026*	395,000	418,699
IHS Markit, Ltd. Senior Notes 4.25% due 05/01/2029	115,000	122,899
IHS Markit, Ltd. Company Guar. Notes 4.75% due 02/15/2025*	128,000	138,546

		1,127,803

Electric-Integrated — 0.2%
Enel Finance International NV Company Guar. Notes 2.65% due 09/10/2024*	430,000	431,834
Enel Finance International NV Company Guar. Notes 4.88% due 06/14/2029*	237,000	273,510

		705,344

Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 2.70% due 05/01/2025*	33,000	33,366
NXP BV/NXP Funding LLC Company Guar. Notes 3.15% due 05/01/2027*	26,000	26,269

		59,635

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.65% due 07/21/2027	150,000	126,263
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	150,000	139,229
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.25% due 02/15/2027*	168,000	130,019
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	154,000	131,970

		527,481

Gas-Transportation — 0.2%
APT Pipelines, Ltd. Company Guar. Notes 4.20% due 03/23/2025*	774,000	810,539
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	58,000	60,753

		871,292

Insurance-Life/Health — 0.0%
AIA Group, Ltd. Senior Notes 3.38% due 04/07/2030*	200,000	215,453

Investment Companies — 0.3%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	1,110,000	1,145,211

Oil Companies-Integrated — 0.1%
Eni SpA Senior Notes 4.75% due 09/12/2028*	418,000	437,873

Pipelines — 0.0%
Enbridge, Inc. Company Guar. Notes 2.50% due 01/15/2025	222,000	218,750

Soap & Cleaning Preparation — 0.2%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.75% due 06/26/2024*	219,000	225,960
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.63% due 09/21/2023*	650,000	687,971

		913,931

Telephone-Integrated — 0.1%
Deutsche Telekom AG Senior Notes 3.63% due 01/21/2050*	259,000	284,529

Total Foreign Corporate Bonds & Notes (cost $7,498,955)		7,792,100

U.S. GOVERNMENT AGENCIES — 12.0%
Federal Home Loan Mtg. Corp. — 4.1%
3.00% due 01/01/2038	418,628	444,300
3.00% due 03/01/2043	268,783	288,797
3.00% due 04/01/2043	619,456	669,054
3.00% due 05/01/2043	538,372	582,875
3.00% due 05/01/2046	257,674	276,798
3.00% due 10/01/2046	517,339	555,739
3.00% due 11/01/2046	681,976	732,595
3.00% due 12/01/2046	83,331	88,235
3.00% due 03/01/2048	353,714	374,118
3.50% due 11/01/2037	266,831	284,393
3.50% due 05/01/2038	88,127	93,927
3.50% due 02/01/2042	234,415	255,237
3.50% due 04/01/2042	170,736	189,359
3.50% due 12/01/2042	394,174	429,921
3.50% due 04/01/2043	104,697	114,651
3.50% due 07/01/2043	21,930	23,678
3.50% due 08/01/2043	258,406	279,001
3.50% due 12/01/2045	300,467	323,080
3.50% due 11/01/2046	215,036	228,676
3.50% due 12/01/2046	883,925	940,846
3.50% due 01/01/2047	705,391	751,632
4.00% due 08/01/2037	52,248	56,511
4.00% due 11/01/2040	297,559	325,141
4.00% due 01/01/2041	614,849	671,963
4.00% due 04/01/2044	194,159	212,185
4.00% due 08/01/2047	483,528	519,011
4.50% due 08/01/2024	55,520	59,419
4.50% due 04/01/2035	15,994	17,518
4.50% due 07/01/2039	121,937	135,467
4.50% due 09/01/2039	54,468	60,489
4.50% due 10/01/2039	30,833	34,219
4.50% due 12/01/2039	47,459	52,703
4.50% due 05/01/2042	85,490	94,822
5.00% due 09/01/2033	65,717	75,013
5.00% due 03/01/2034	29,781	33,921
5.00% due 04/01/2034	11,980	13,677
5.00% due 08/01/2035	16,062	18,305
5.00% due 10/01/2035	40,070	45,716
5.00% due 11/01/2035	104,545	119,302
5.00% due 12/01/2036	20,550	23,450
5.00% due 07/01/2039	153,663	175,508
5.50% due 12/01/2033	54,162	62,227
5.50% due 01/01/2034	67,295	76,903
5.50% due 04/01/2034	8,799	9,651
5.50% due 11/01/2034	5,020	5,562
5.50% due 05/01/2035	12,472	13,778
5.50% due 09/01/2035	16,455	18,248
5.50% due 10/01/2035	7,405	8,149
6.00% due 05/01/2021	641	646
6.00% due 10/01/2021	6,976	7,119
6.00% due 04/01/2034	40,438	45,428
6.00% due 07/01/2034	33,687	38,659
6.00% due 08/01/2034	83,847	96,450
6.00% due 09/01/2034	4,685	5,206
6.00% due 07/01/2035	21,299	24,586
6.00% due 08/01/2035	18,746	21,606
6.00% due 11/01/2035	20,920	23,754
6.00% due 03/01/2036	9,203	10,228
6.00% due 07/01/2036	13,527	15,160
6.00% due 10/01/2036	18,714	21,206
6.00% due 01/01/2037	25,729	29,643
6.00% due 03/01/2037	7,668	8,521
6.00% due 05/01/2037	37,069	41,909
6.00% due 06/01/2037	19,324	22,256
6.50% due 05/01/2034	6,439	7,361
6.50% due 06/01/2034	29,660	33,980
6.50% due 08/01/2034	35,557	39,625
6.50% due 10/01/2034	19,312	22,433
6.50% due 11/01/2034	1,273	1,419
6.50% due 05/01/2037	18,697	21,248
6.50% due 07/01/2037	16,310	18,454
Federal Home Loan Mtg.Corp. Multifamily Structured Pass Through Certs.
Series K026, Class A2 2.51% due 11/25/2022(2)	308,000	319,434
Series K042, Class A2 2.67% due 12/25/2024(2)	320,000	342,291
Series K718, Class A2 2.79% due 01/25/2022(2)	299,000	307,777
Series K049, Class A2 3.01% due 07/25/2025(2)	83,000	90,638
Series K028, Class A2 3.11% due 02/25/2023(2)	439,000	463,433
Series K066, Class A2 3.12% due 06/25/2027(2)	220,000	245,439
Series K052, Class A2 3.15% due 11/25/2025(2)	198,000	218,104
Series K041, Class A2 3.17% due 10/25/2024(2)	267,000	290,992
Series K068, Class A2 3.24% due 08/25/2027(2)	155,000	175,528
Series K071, Class A2 3.29% due 11/25/2027(2)	494,000	557,916
Series K029, Class A2 3.32% due 02/25/2023(2)	143,000	151,902
Series K062, Class A2 3.41% due 12/25/2026(2)	154,000	174,197
Series K076, Class A2 3.90% due 04/25/2028(2)	330,000	389,457
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS

Series K071, Class XAM 0.33% due 11/25/2027(2)(3)(5)	3,192,000	49,342
Series K070, Class XAM 0.37% due 12/25/2027(2)(3)(5)	1,984,000	37,665
Series K721, Class XAM 0.40% due 11/25/2024(2)(3)(5)	3,013,000	38,419
Series K069, Class XAM 0.41% due 09/25/2027(2)(3)(5)	2,042,000	42,446
Series K072, Class XAM 0.41% due 12/25/2027(2)(3)(5)	2,208,000	47,781
Series K071, Class X1 0.42% due 11/25/2027(2)(3)(5)	2,275,428	45,582
Series K728, Class XAM 0.43% due 08/25/2024(2)(3)(5)	2,996,000	43,708
Series K154, Class X1 0.45% due 11/25/2032(2)(3)(5)	1,730,135	48,971
Series K070, Class X1 0.46% due 11/25/2027(2)(3)(5)	2,056,611	45,744
Series K068, Class XAM 0.46% due 08/25/2027(2)(3)(5)	1,898,000	45,338
Series K729, Class X1 0.49% due 10/25/2024(2)(3)(5)	3,997,638	53,596
Series K069, Class X1 0.49% due 09/25/2027(2)(3)(5)	1,677,774	40,446
Series K072, Class X1 0.49% due 12/25/2027(2)(3)(5)	3,521,837	87,085
Series K728, Class X1 0.53% due 08/25/2024(2)(3)(5)	5,520,355	81,596
Series K068, Class X1 0.57% due 08/25/2027(2)(3)(5)	1,323,278	36,362
Series K727, Class XAM 0.63% due 07/25/2024(2)(3)(5)	2,786,000	58,863
Series K067, Class X1 0.71% due 07/25/2027(2)(3)(5)	2,364,764	85,743
Series K727, Class X1 0.73% due 07/25/2024(2)(3)(5)	1,001,748	21,615
Series K103, Class X1 0.76% due 11/25/2029(2)(3)(5)	2,450,437	122,749
Series K066, Class XAM 0.77% due 06/25/2027(2)(3)(5)	2,696,000	113,532
Series K066, Class X1 0.89% due 06/25/2027(2)(3)(5)	909,638	40,532
Series K726, Class X1 1.02% due 04/25/2024(2)(3)(5)	1,212,342	32,609
Series K097, Class X1 1.22% due 07/25/2029(2)(3)(5)	164,493	13,663
Series K098, Class X1 1.27% due 08/25/2029(2)(3)(5)	1,038,751	89,855
Series K033, Class A2 3.06% due 07/25/2023(2)(3)	35,000	37,190
Series K728, Class A2 3.06% due 08/25/2024(2)(3)	156,000	167,791
Series K069, Class A2 3.19% due 09/25/2027(2)(3)	148,000	165,947
Series K030, Class A2 3.25% due 04/25/2023(2)(3)	507,000	538,470
Series K063, Class A2 3.43% due 01/25/2027(2)(3)	151,200	171,150
Series K035, Class A2 3.46% due 08/25/2023(2)(3)	339,000	364,580
Series K075, Class A2 3.65% due 02/25/2028(2)(3)	177,000	204,911
Federal Home Loan Mtg. Corp. REMIC
Series 4474, Class HJ 3.00% due 07/15/2039(4)	47,271	50,710
Series 3934, Class PG 3.00% due 07/15/2041(4)	91,054	96,172
Series 4058, Class ME 3.50% due 06/15/2042(4)	39,000	44,869
Series 4471, Class PI 4.50% due 12/15/2040(4)(5)	24,512	2,345
Series 3629, Class CZ 5.00% due 01/15/2040(4)	64,152	73,415
Series 3845, Class AI 5.50% due 02/15/2036(4)(5)	21,775	4,333
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MA 3.00% due 02/25/2059(4)	160,354	167,502
Series 2019-4, Class MV 3.00% due 02/25/2059(4)	68,943	74,399
Series 2019-2, Class MA 3.50% due 08/25/2058(4)	8,941	9,573
Series 2019-2, Class MV 3.50% due 08/25/2058(4)	48,222	53,679
Series 2019-3, Class MA 3.50% due 10/25/2058(4)	116,629	124,193
Series 2019-3, Class MV 3.50% due 10/25/2058(4)	68,141	75,857

		18,900,103

Federal National Mtg. Assoc. — 4.8%
2.28% due 11/01/2026	93,823	99,750
2.41% due 05/01/2023	95,594	99,395
2.50% due 11/01/2031	24,627	25,783
2.50% due 03/01/2035	418,953	438,332
2.50% due 02/01/2050	352,432	367,774
2.55% due 05/01/2023	87,456	91,282
2.59% due 05/01/2023	89,893	93,935
2.70% due 07/01/2025	75,000	81,076
3.00% due 11/01/2028	76,142	80,788
3.00% due 12/01/2031	576,606	613,850
3.00% due 09/01/2032	462,761	488,434
3.00% due 03/01/2033	91,547	96,637
3.00% due 08/01/2033	31,773	33,494
3.00% due 07/01/2037	119,481	126,743
3.00% due 11/01/2037	231,863	246,044
3.00% due 09/01/2046	103,269	110,901
3.00% due 10/01/2046	411,844	442,281
3.00% due 11/01/2046	531,552	570,836
3.50% due 04/01/2038	224,748	239,587
3.50% due 11/01/2041	22,107	24,065
3.50% due 01/01/2042	321,889	351,486
3.50% due 01/01/2043	114,003	122,995
3.50% due 04/01/2043	403,618	435,657
3.50% due 05/01/2043	458,872	495,024
3.50% due 07/01/2043	585,254	631,712
3.50% due 08/01/2043	183,268	197,815
3.50% due 09/01/2043	746,922	806,218
3.50% due 02/01/2045	545,999	597,466

3.50% due 09/01/2045	600,652	645,528
3.50% due 10/01/2045	433,934	470,977
3.50% due 01/01/2046	140,446	152,830
3.50% due 05/01/2046	197,020	212,600
3.50% due 07/01/2046	587,208	635,309
3.50% due 10/01/2046	156,615	167,334
3.50% due 12/01/2046	468,833	498,878
3.50% due 01/01/2047	71,202	75,650
3.50% due 11/01/2048	37,076	39,376
4.00% due 09/01/2040	538,448	589,108
4.00% due 11/01/2040	123,946	135,597
4.00% due 12/01/2040	294,060	321,822
4.00% due 02/01/2041	338,215	370,068
4.00% due 06/01/2041	329,181	360,068
4.00% due 11/01/2041	111,726	122,283
4.00% due 01/01/2042	764,123	836,369
4.00% due 04/01/2042	104,131	113,937
4.00% due 10/01/2042	87,980	96,264
4.00% due 12/01/2042	97,789	106,994
4.00% due 01/01/2043	111,138	121,562
4.00% due 04/01/2043	25,052	27,403
4.00% due 05/01/2043	198,485	217,167
4.00% due 06/01/2043	142,279	155,626
4.00% due 07/01/2043	126,156	138,033
4.00% due 04/01/2044	68,447	74,869
4.00% due 05/01/2044	241,205	263,750
4.00% due 11/01/2044	112,421	122,481
4.00% due 06/01/2047	441,282	473,375
4.00% due 11/01/2049	254,251	270,560
4.50% due 07/01/2020	9	9
4.50% due 08/01/2033	69,665	76,367
4.50% due 03/01/2034	217,892	239,194
4.50% due 01/01/2040	64,487	71,586
4.50% due 02/01/2041	130,711	145,208
4.50% due 04/01/2041	201,979	224,407
4.50% due 01/01/2043	143,759	159,630
4.50% due 04/01/2044	855,197	949,607
4.50% due 06/01/2044	94,758	105,206
5.00% due 07/01/2020	237	249
5.00% due 08/01/2020	410	430
5.00% due 12/01/2020	306	321
5.00% due 03/01/2026	49,829	58,306
5.00% due 11/01/2033	37,167	42,431
5.00% due 03/01/2034	28,664	32,724
5.00% due 05/01/2034	11,259	12,853
5.00% due 08/01/2034	11,475	13,094
5.00% due 09/01/2034	32,720	37,359
5.00% due 06/01/2035	47,254	53,895
5.00% due 07/01/2035	108,725	124,011
5.00% due 08/01/2035	23,160	26,471
5.00% due 09/01/2035	17,035	19,459
5.00% due 10/01/2035	89,770	102,596
5.00% due 10/01/2039	27,333	31,221
5.00% due 11/01/2039	53,930	61,601
5.00% due 11/01/2040	34,499	38,930
5.00% due 01/01/2041	3,716	4,038
5.00% due 03/01/2041	23,690	27,016
5.50% due 01/01/2021	1,657	1,666
5.50% due 03/01/2021	1,087	1,099
5.50% due 05/01/2022	3,224	3,325
5.50% due 02/01/2033	26,084	29,489
5.50% due 06/01/2033	44,615	50,718
5.50% due 07/01/2033	144,499	164,475
5.50% due 11/01/2033	48,380	55,201
5.50% due 12/01/2033	7,166	7,857
5.50% due 01/01/2034	39,412	43,910
5.50% due 02/01/2034	66,097	74,988
5.50% due 03/01/2034	13,839	15,445
5.50% due 04/01/2034	20,143	22,107
5.50% due 05/01/2034	102,118	116,129
5.50% due 06/01/2034	10,892	12,228
5.50% due 07/01/2034	107,293	121,402
5.50% due 09/01/2034	120,018	133,098
5.50% due 10/01/2034	187,880	212,439
5.50% due 11/01/2034	183,788	207,789
5.50% due 12/01/2034	84,289	96,046
5.50% due 01/01/2035	169,500	193,461
5.50% due 04/01/2035	22,788	26,009
5.50% due 09/01/2035	92,130	105,198
5.50% due 06/01/2036	39,348	43,121
5.50% due 03/01/2037	16,519	18,441
6.00% due 01/01/2021	1,561	1,571
6.00% due 05/01/2021	1,360	1,385
6.00% due 07/01/2021	4,045	4,119
6.00% due 04/01/2034	48,286	55,518
6.00% due 05/01/2034	32,039	35,589
6.00% due 06/01/2034	155,396	177,345
6.00% due 07/01/2034	59,992	68,267
6.00% due 08/01/2034	30,925	34,739
6.00% due 10/01/2034	81,453	93,059
6.00% due 11/01/2034	13,395	14,982
6.00% due 12/01/2034	3,910	4,343
6.00% due 08/01/2035	10,702	12,014
6.00% due 09/01/2035	28,883	32,725
6.00% due 10/01/2035	27,008	30,729
6.00% due 11/01/2035	4,978	5,529
6.00% due 12/01/2035	64,644	74,074
6.00% due 02/01/2036	65,173	73,018
6.00% due 03/01/2036	5,856	6,543
6.00% due 04/01/2036	17,583	20,022
6.00% due 06/01/2036	4,659	5,372
6.00% due 12/01/2036	12,935	14,634
6.00% due 07/01/2037	23,564	27,155
6.50% due 06/01/2031	16,224	18,513
6.50% due 07/01/2031	638	710
6.50% due 09/01/2031	13,851	15,810
6.50% due 07/01/2032	45,437	51,996
6.50% due 08/01/2032	30,009	34,524
6.50% due 01/01/2033	24,136	27,902
6.50% due 04/01/2034	7,271	8,851
6.50% due 06/01/2034	9,310	10,765
6.50% due 08/01/2034	21,272	23,696
6.50% due 05/01/2036	19,267	22,802
6.50% due 01/01/2037	7,067	7,872
6.50% due 02/01/2037	40,039	46,751
6.50% due 05/01/2037	17,698	20,624
6.50% due 07/01/2037	23,525	28,113

Federal National Mtg. Assoc. REMIC

Series 2013-53, Class CB 2.00% due 10/25/2040(4)	39,302	40,244
Series 2015-61, Class PA 2.00% due 05/25/2044(4)	78,488	80,415
Series 2016-2, Class PB 2.00% due 02/25/2046(4)	92,320	94,971
Series 2016-19, Class AD 2.00% due 04/25/2046(4)	71,470	73,504
Series 2013-1, Class YI 3.00% due 02/25/2033(4)(5)	86,308	9,407
Series 2010-43, Class AH 3.25% due 05/25/2040(4)	46,929	50,455
Series 2014-7, Class VA 3.50% due 05/25/2025(4)	122,557	128,460
Series 2010-113, Class GB 4.00% due 10/25/2040(4)	49,173	54,527
Series 2016-40, Class IQ 4.00% due 07/25/2046(4)(5)	92,115	17,362
Series 2005-18, Class EC 5.00% due 03/25/2025(4)	19,389	20,660
Federal National Mtg. Assoc. REMIC VRS Series 2017-M4, Class A2 2.67% due 12/25/2026(2)(3)	316,000	342,441

		22,263,145

Government National Mtg. Assoc. — 2.2%
3.00% due 04/20/2045	177,544	189,864
3.00% due 04/20/2046	85,490	91,312
3.00% due 08/20/2046	88,777	94,834
3.00% due 09/20/2046	214,048	228,737
3.00% due 11/20/2047	1,118,964	1,197,529
3.00% due 01/20/2048	1,720,698	1,834,489
3.00% due 04/20/2050	100,000	106,565
3.00% due June 30 TBA	75,000	79,683
3.50% due 12/15/2041	185,996	205,436
3.50% due 02/15/2042	50,257	54,305
3.50% due 06/20/2043	304,594	333,536
3.50% due 07/20/2043	392,611	429,923
3.50% due 11/20/2047	354,585	378,766
3.50% due 03/20/2048	1,163,833	1,239,721
3.50% due 12/20/2049	591,835	629,435
4.00% due 01/20/2041	364,311	403,065
4.00% due 02/20/2041	90,167	99,753
4.00% due 04/20/2041	70,333	77,810
4.00% due 02/20/2042	96,785	107,093
4.50% due 07/20/2033	5,391	5,820
4.50% due 09/20/2033	42,275	45,652
4.50% due 12/20/2034	15,107	16,362
4.50% due 11/15/2039	100,701	111,127
4.50% due 03/15/2040	117,433	132,982
4.50% due 04/15/2040	124,055	136,894
4.50% due 06/15/2040	46,351	51,556
4.50% due 01/20/2041	86,454	95,138
4.50% due 07/20/2049	371,641	397,413
5.00% due 07/20/2033	9,051	10,156
5.00% due 06/15/2034	45,859	51,382
5.00% due 10/15/2034	19,490	21,828
5.50% due 11/15/2032	39,334	42,869
5.50% due 05/15/2033	170,027	191,734
5.50% due 12/15/2033	50,347	56,797
5.50% due 10/15/2035	1,030	1,130
6.00% due 09/15/2032	49,814	56,906
6.00% due 04/15/2033	70,085	80,048
6.00% due 02/15/2034	88,057	99,755
6.00% due 07/15/2034	27,647	32,104
6.00% due 09/15/2034	13,285	14,758
6.00% due 01/20/2035	13,515	15,465
6.00% due 02/20/2035	17,683	20,232
6.00% due 04/20/2035	11,477	13,135
6.00% due 01/15/2038	60,069	69,677
3.00% due 05/20/2050	125,000	133,065
Government National Mtg. Assoc. REMIC
Series 2013-169, Class KV 2.50% due 07/20/2032(4)	75,000	79,728
Series 2011-123, Class MA 4.00% due 07/20/2041(4)	50,000	55,832
Series 2012-12, Class KN 4.50% due 09/20/2041(4)	46,146	51,433
Government National Mtg. Assoc. REMIC VRS Series 2017-94, Class IO 0.66% due 02/16/2059(2)(3)(5)	1,414,131	74,095

		9,946,929

Small Business Administration — 0.0%
Series 2003-20G, Class 1 4.35% due 07/01/2023	4,818	5,008
Series 2004-20D, Class 1 4.77% due 04/01/2024	16,445	17,277
Series 2005-20C, Class 1 4.95% due 03/01/2025	50,282	52,988
Series 2004-20I, Class 1 4.99% due 09/01/2024	28,411	29,925
Series 2004-20E, Class 1 5.18% due 05/01/2024	30,428	32,115
Series 2004-20F, Class 1 5.52% due 06/01/2024	32,506	34,453

		171,766

Uniform Mtg. Backed Securities — 0.9%
2.00% due June 30 TBA	75,000	76,341
2.50% due May 30 TBA	575,000	597,945
2.50% due June 15 TBA	1,225,000	1,279,790
3.00% due May 30 TBA	325,000	343,091
3.00% due June 15 TBA	425,000	447,774
3.00% due June 30 TBA	1,250,000	1,318,527

		4,063,468

Total U.S. Government Agencies (cost $52,471,176)		55,345,411

U.S. GOVERNMENT TREASURIES — 7.3%
United States Treasury Bonds — 3.2%
2.38% due 11/15/2049	1,700,000	2,159,730
2.50% due 02/15/2045	4,616,000	5,826,258
2.88% due 05/15/2043	2,580,700	3,428,299
3.00% due 02/15/2048	798,500	1,120,957
3.50% due 02/15/2039	369,000	530,236
4.50% due 08/15/2039	731,400	1,181,325
5.00% due 05/15/2037	16,000	26,518
6.25% due 08/15/2023	128,000	153,250
8.00% due 11/15/2021	318,000	356,247

		14,782,820

United States Treasury Notes — 4.1%
1.38% due 01/31/2022	5,400,000	5,510,320
1.75% due 11/30/2021	7,278,000	7,454,833
3.13% due 05/15/2021	5,914,000	6,096,502

		19,061,655

Total U.S. Government Treasuries (cost $30,243,938)		33,844,475

MUNICIPAL BONDS & NOTES — 0.4%
New Jersey Economic Development Authority Revenue Bonds Series A 7.43% due 02/15/2029	550,000	650,777
New Jersey Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	675,000	1,060,047

Total Municipal Bonds & Notes (cost $1,397,875)		1,710,824

TOTAL INVESTMENTS (cost $405,357,248)	99.1%	458,647,826
Other assets less liabilities	0.9	4,016,441

NET ASSETS	100.0%	$462,664,267

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2020, the aggregate value of these securities was $24,703,185 representing 5.3% of net assets.

(1)	Collateralized Loan Obligation
(2)	Commercial Mortgage Backed Security
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Collateralized Mortgage Obligation
(5)	Interest Only

ADR — American Depositary Receipt

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

SCRT — Structured Credit Risk Transfer

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount andmaturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates as of April 30, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1ML — 1 Month USD LIBOR

3ML — 3 Month USD LIBOR

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$260,341,311	$15,180,896	**	$—	$275,522,207
Convertible Preferred Securities	1,426,244	—		—	1,426,244
Preferred Securities/Capital Securities	—	529,125		—	529,125
Asset Backed Securities	—	23,539,641		—	23,539,641
U.S. Corporate Bonds & Notes	—	58,937,799		—	58,937,799
Foreign Corporate Bonds & Notes	—	7,792,100		—	7,792,100
U.S. Government Agencies	—	55,345,411		—	55,345,411
U.S. Government Treasuries	—	33,844,475		—	33,844,475
Municipal Bonds & Notes	—	1,710,824		—	1,710,824

Total Investments at Value	$261,767,555	$196,880,271		$—	$458,647,826

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 91.6%
Aerospace/Defense — 0.7%
Teledyne Technologies, Inc.†	5,958	$1,940,342

Airlines — 0.2%
JetBlue Airways Corp.†	47,165	459,387

Apparel Manufacturers — 0.6%
Carter’s, Inc.	7,212	563,979
Columbia Sportswear Co.	4,744	345,790
Deckers Outdoor Corp.†	4,571	679,982

		1,589,751

Applications Software — 0.8%
CDK Global, Inc.	19,833	779,040
PTC, Inc.†	16,981	1,175,934

		1,954,974

Auto/Truck Parts & Equipment-Original — 0.7%
Adient PLC†	14,221	213,031
Dana, Inc.	23,513	270,399
Delphi Technologies PLC†	14,061	140,469
Lear Corp.	8,989	877,776
Visteon Corp.†	4,569	275,511

		1,777,186

Banks-Commercial — 5.6%
Associated Banc-Corp	26,032	368,093
BancorpSouth Bank	15,676	343,148
Bank of Hawaii Corp.	6,580	448,624
Bank OZK	19,749	446,722
Cathay General Bancorp	12,371	345,398
CIT Group, Inc.	15,475	293,716
Commerce Bancshares, Inc.	16,944	1,036,803
Cullen/Frost Bankers, Inc.	9,302	668,442
East West Bancorp, Inc.	23,791	834,350
First Financial Bankshares, Inc.	22,193	618,075
First Horizon National Corp.	50,838	461,609
FNB Corp.	53,083	429,441
Fulton Financial Corp.	26,812	313,432
Hancock Whitney Corp.	14,249	297,947
Home BancShares, Inc.	25,348	388,585
International Bancshares Corp.	9,373	271,723
PacWest Bancorp	19,577	396,239
Pinnacle Financial Partners, Inc.	11,758	473,260
Prosperity Bancshares, Inc.	15,422	924,240
Signature Bank	8,820	945,328
Synovus Financial Corp.	23,941	503,000
TCF Financial Corp.	25,063	744,120
Texas Capital Bancshares, Inc.†	8,221	228,379
Trustmark Corp.	10,498	279,352
UMB Financial Corp.	7,058	358,829
Umpqua Holdings Corp.	35,977	450,612
United Bankshares, Inc.	16,587	496,947
Valley National Bancorp	63,990	534,956
Webster Financial Corp.	15,035	424,739
Wintrust Financial Corp.	9,323	390,634

		14,716,743

Batteries/Battery Systems — 0.3%
Energizer Holdings, Inc.	10,511	409,509
EnerSys	6,908	403,358

		812,867

Brewery — 0.3%
Boston Beer Co., Inc., Class A†	1,505	702,098

Building & Construction Products-Misc. — 0.8%
Louisiana-Pacific Corp.	19,189	383,780
Owens Corning	17,773	770,637
Trex Co., Inc.†	9,530	907,447

		2,061,864

Building & Construction-Misc. — 0.2%
EMCOR Group, Inc.	9,173	582,761

Building Products-Air & Heating — 0.4%
Lennox International, Inc.	5,729	1,069,490

Building Products-Cement — 0.4%
Eagle Materials, Inc.	6,801	414,929
MDU Resources Group, Inc.	32,736	735,251

		1,150,180

Building-Heavy Construction — 0.2%
Arcosa, Inc.	1	37
Dycom Industries, Inc.†	5,150	167,890
MasTec, Inc.†	9,852	353,687

		521,614

Building-Mobile Home/Manufactured Housing — 0.2%
Thor Industries, Inc.	9,018	596,992

Building-Residential/Commercial — 0.5%
KB Home	13,996	367,255
Taylor Morrison Home Corp., Class A†	21,608	314,396
Toll Brothers, Inc.	19,720	473,674
TRI Pointe Group, Inc.†	22,747	261,136

		1,416,461

Cable/Satellite TV — 0.6%
Cable One, Inc.	821	1,570,458

Casino Hotels — 0.4%
Boyd Gaming Corp.	13,076	218,238
Caesars Entertainment Corp.†	91,183	880,828

		1,099,066

Casino Services — 0.1%
Eldorado Resorts, Inc.†	10,672	228,808
Scientific Games Corp.†	8,836	111,422

		340,230

Chemicals-Diversified — 0.1%
Olin Corp.	26,085	348,235

Chemicals-Plastics — 0.1%
PolyOne Corp.	14,744	343,388

Chemicals-Specialty — 1.2%
Ashland Global Holdings, Inc.	9,839	606,968
Cabot Corp.	9,309	315,482
Chemours Co.	26,711	313,320
Ingevity Corp.†	6,833	354,769
Minerals Technologies, Inc.	5,694	250,764
NewMarket Corp.	1,207	496,608
Sensient Technologies Corp.	6,914	330,420
Valvoline, Inc.	30,779	529,091

		3,197,422

Coatings/Paint — 0.5%
RPM International, Inc.	21,186	1,406,962

Commercial Services — 0.4%
CoreLogic, Inc.	12,991	499,114

LiveRamp Holdings, Inc.†	11,059	418,694
WW International, Inc.†	7,588	193,570

		1,111,378

Commercial Services-Finance — 0.5%
Sabre Corp.	44,745	325,296
WEX, Inc.†	7,073	935,900

		1,261,196

Computer Services — 1.1%
CACI International, Inc., Class A†	4,091	1,023,323
MAXIMUS, Inc.	10,453	703,696
Perspecta, Inc.	22,464	484,548
Science Applications International Corp.	8,016	654,587

		2,866,154

Computer Software — 0.4%
j2 Global, Inc.	7,563	609,880
Teradata Corp.†	18,379	451,940

		1,061,820

Computers-Integrated Systems — 0.3%
NCR Corp.†	20,846	427,760
NetScout Systems, Inc.†	10,760	284,925

		712,685

Computers-Other — 0.4%
Lumentum Holdings, Inc.†	12,613	1,020,518

Consulting Services — 0.3%
FTI Consulting, Inc.†	6,148	783,009

Consumer Products-Misc. — 0.3%
Helen of Troy, Ltd.†	4,111	675,355

Containers-Metal/Glass — 0.3%
Greif, Inc., Class A	4,290	145,388
O-I Glass, Inc.	25,425	209,502
Silgan Holdings, Inc.	12,667	437,012

		791,902

Containers-Paper/Plastic — 0.3%
Sonoco Products Co.	16,353	798,681

Cosmetics & Toiletries — 0.1%
Edgewell Personal Care Co.†	8,855	244,487

Data Processing/Management — 0.8%
CommVault Systems, Inc.†	6,870	293,280
Fair Isaac Corp.†	4,731	1,669,759

		1,963,039

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	14,074	257,273

Diagnostic Equipment — 0.3%
Repligen Corp.†	7,654	889,012

Disposable Medical Products — 0.3%
ICU Medical, Inc.†	3,142	689,072

Distribution/Wholesale — 1.0%
KAR Auction Services, Inc.	21,037	315,134
Pool Corp.	6,541	1,384,468
Resideo Technologies, Inc.†	20,065	102,933
Watsco, Inc.	5,333	858,560

		2,661,095

Diversified Manufacturing Operations — 0.8%
Carlisle Cos., Inc.	9,259	1,119,969
ITT, Inc.	14,327	755,319
Trinity Industries, Inc.	16,035	309,315

		2,184,603

E-Commerce/Products — 0.5%
Etsy, Inc.†	19,358	1,255,753

E-Commerce/Services — 0.4%
GrubHub, Inc.†	14,941	714,030
TripAdvisor, Inc.	17,165	342,785

		1,056,815

Electric Products-Misc. — 0.2%
Littelfuse, Inc.	3,979	577,910

Electric-Integrated — 1.8%
ALLETE, Inc.	8,441	485,864
Black Hills Corp.	10,040	621,878
Hawaiian Electric Industries, Inc.	17,803	702,684
IDACORP, Inc.	8,234	755,716
NorthWestern Corp.	8,242	475,481
OGE Energy Corp.	32,702	1,030,767
PNM Resources, Inc.	13,014	526,937

		4,599,327

Electronic Components-Misc. — 1.4%
Gentex Corp.	41,328	1,001,791
Hubbell, Inc.	8,885	1,105,560
Jabil, Inc.	22,695	645,446
nVent Electric PLC	25,423	474,139
Vishay Intertechnology, Inc.	21,621	358,692

		3,585,628

Electronic Components-Semiconductors — 1.4%
Cree, Inc.†	17,597	758,959
Monolithic Power Systems, Inc.	6,600	1,319,406
Semtech Corp.†	10,823	489,632
Silicon Laboratories, Inc.†	7,086	688,901
Synaptics, Inc.†	5,467	357,487

		3,614,385

Electronic Measurement Instruments — 0.8%
National Instruments Corp.	19,271	740,392
Trimble, Inc.†	40,701	1,409,475

		2,149,867

Electronic Parts Distribution — 1.0%
Arrow Electronics, Inc.†	13,307	837,277
Avnet, Inc.	16,494	495,150
SYNNEX Corp.	6,675	584,463
Tech Data Corp.†	5,788	814,024

		2,730,914

Electronics-Military — 0.3%
Mercury Systems, Inc.†	9,073	808,949

Energy-Alternate Sources — 0.8%
Enphase Energy, Inc.†	12,996	608,602
First Solar, Inc.†	12,399	545,680

SolarEdge Technologies, Inc.†	7,942	886,248

		2,040,530

Engineering/R&D Services — 0.6%
AECOM†	25,664	930,577
Fluor Corp.	22,901	267,942
KBR, Inc.	23,152	469,059

		1,667,578

Enterprise Software/Service — 1.8%
ACI Worldwide, Inc.†	18,885	517,449
Blackbaud, Inc.	8,035	444,014
Ceridian HCM Holding, Inc.†	16,465	970,941
Manhattan Associates, Inc.†	10,439	740,543
Tyler Technologies, Inc.†	6,369	2,042,474

		4,715,421

Environmental Consulting & Engineering — 0.3%
Tetra Tech, Inc.	8,918	671,347

Filtration/Separation Products — 0.3%
Donaldson Co., Inc.	20,676	906,229

Finance-Consumer Loans — 0.4%
LendingTree, Inc.†	1,253	312,460
Navient Corp.	27,795	211,798
SLM Corp.	68,970	575,210

		1,099,468

Finance-Investment Banker/Broker — 0.5%
Evercore, Inc., Class A	6,385	329,466
Interactive Brokers Group, Inc., Class A	12,539	514,099
Jefferies Financial Group, Inc.	39,079	536,164

		1,379,729

Finance-Other Services — 0.4%
SEI Investments Co.	20,620	1,050,795

Firearms & Ammunition — 0.3%
Axon Enterprise, Inc.†	9,695	704,923

Food-Baking — 0.3%
Flowers Foods, Inc.	31,446	700,617

Food-Catering — 0.1%
Healthcare Services Group, Inc.	12,109	308,658

Food-Confectionery — 0.0%
Tootsie Roll Industries, Inc.	2,824	99,207

Food-Misc./Diversified — 1.2%
Hain Celestial Group, Inc.†	13,125	339,150
Ingredion, Inc.	10,907	885,648
Lancaster Colony Corp.	3,234	435,394
Post Holdings, Inc.†	10,858	997,307
TreeHouse Foods, Inc.†	9,184	475,088

		3,132,587

Food-Retail — 0.2%
Sprouts Farmers Market, Inc.†	19,300	401,054

Footwear & Related Apparel — 0.2%
Skechers U.S.A., Inc., Class A†	21,878	616,522

Funeral Services & Related Items — 0.4%
Service Corp. International	29,862	1,097,130

Garden Products — 0.7%
Scotts Miracle-Gro Co.	6,473	802,846
Toro Co.	17,415	1,111,251

		1,914,097

Gas-Distribution — 1.6%
National Fuel Gas Co.	14,103	578,223
New Jersey Resources Corp.	15,602	527,036
ONE Gas, Inc.	8,616	686,781
Southwest Gas Holdings, Inc.	8,925	676,515
Spire, Inc.	8,328	607,611
UGI Corp.	34,146	1,030,526

		4,106,692

Gold Mining — 0.5%
Royal Gold, Inc.	10,716	1,313,031

Hazardous Waste Disposal — 0.5%
Clean Harbors, Inc.†	8,388	448,171
Stericycle, Inc.†	14,887	726,485

		1,174,656

Health Care Cost Containment — 0.3%
HealthEquity, Inc.†	11,580	651,607

Home Furnishings — 0.2%
Tempur Sealy International, Inc.†	7,423	398,986

Hotels/Motels — 0.5%
Choice Hotels International, Inc.	5,190	389,510
Wyndham Destinations, Inc.	14,818	378,896
Wyndham Hotels & Resorts, Inc.	15,547	586,277

		1,354,683

Human Resources — 0.8%
ASGN, Inc.†	8,626	400,678
Insperity, Inc.	6,142	293,035
ManpowerGroup, Inc.	9,632	715,079
Paylocity Holding Corp.†	5,857	670,802

		2,079,594

Industrial Automated/Robotic — 0.6%
Cognex Corp.	27,919	1,542,246

Instruments-Controls — 0.2%
Woodward, Inc.	9,212	557,879

Insurance Brokers — 0.5%
Brown & Brown, Inc.	38,204	1,371,906

Insurance-Life/Health — 0.6%
Brighthouse Financial, Inc.†	17,850	458,923
CNO Financial Group, Inc.	24,692	347,170
Primerica, Inc.	6,757	702,120

		1,508,213

Insurance-Multi-line — 0.7%
American Financial Group, Inc.	12,227	809,916
Genworth Financial, Inc., Class A†	82,227	298,484
Kemper Corp.	10,235	687,997

		1,796,397

Insurance-Property/Casualty — 1.8%
Alleghany Corp.	2,352	1,255,286
First American Financial Corp.	18,353	846,440
Hanover Insurance Group, Inc.	6,435	645,945
Mercury General Corp.	4,431	181,494

Old Republic International Corp.	46,619	$743,573
RLI Corp.	6,519	474,779
Selective Insurance Group, Inc.	9,704	486,462

		4,633,979

Insurance-Reinsurance — 0.8%
Reinsurance Group of America, Inc.	10,229	1,070,772
RenaissanceRe Holdings, Ltd.	7,215	1,053,462

		2,124,234

Internet Content-Information/News — 0.1%
Yelp, Inc.†	10,437	233,267

Investment Management/Advisor Services — 1.2%
Affiliated Managers Group, Inc.	8,050	563,178
Eaton Vance Corp.	18,484	678,363
Federated Hermes, Inc.	15,695	357,375
Janus Henderson Group PLC	25,423	455,071
Legg Mason, Inc.	13,331	664,284
Stifel Financial Corp.	11,171	494,652

		3,212,923

Lasers-System/Components — 0.4%
Coherent, Inc.†	3,946	504,575
II-VI, Inc.†	14,249	490,451

		995,026

Lighting Products & Systems — 0.6%
Acuity Brands, Inc.	6,473	560,497
Universal Display Corp.	6,927	1,039,881

		1,600,378

Machine Tools & Related Products — 0.6%
Colfax Corp.†	13,659	352,265
Kennametal, Inc.	13,536	346,657
Lincoln Electric Holdings, Inc.	9,990	804,295

		1,503,217

Machinery-Construction & Mining — 0.4%
Oshkosh Corp.	11,119	750,866
Terex Corp.	10,716	162,776

		913,642

Machinery-Electrical — 0.2%
Regal Beloit Corp.	6,689	474,986

Machinery-Farming — 0.2%
AGCO Corp.	10,240	541,082

Machinery-General Industrial — 0.7%
Crane Co.	8,329	453,514
Nordson Corp.	8,359	1,345,047

		1,798,561

Machinery-Pumps — 0.7%
Curtiss-Wright Corp.	6,974	722,855
Graco, Inc.	27,246	1,216,806

		1,939,661

Medical Information Systems — 0.1%
Allscripts Healthcare Solutions, Inc.†	26,526	172,419

Medical Instruments — 1.1%
Bio-Techne Corp.	6,226	1,400,850

Cantel Medical Corp.	6,122	226,514
Integra LifeSciences Holdings Corp.†	11,643	594,375
NuVasive, Inc.†	8,508	517,967

		2,739,706

Medical Labs & Testing Services — 1.4%
Catalent, Inc.†	25,282	1,748,250
Charles River Laboratories International, Inc.†	7,979	1,154,322
MEDNAX, Inc.†	13,772	199,969
Syneos Health, Inc.†	10,174	567,608

		3,670,149

Medical Products — 3.2%
Avanos Medical, Inc.†	7,830	243,122
Globus Medical, Inc., Class A†	12,575	596,810
Haemonetics Corp.†	8,280	942,098
Hill-Rom Holdings, Inc.	10,907	1,226,928
LivaNova PLC†	7,907	420,020
Masimo Corp.†	8,015	1,714,489
Penumbra, Inc.†	5,248	930,575
West Pharmaceutical Services, Inc.	12,088	2,287,775

		8,361,817

Medical-Biomedical/Gene — 1.9%
Arrowhead Pharmaceuticals, Inc.†	16,354	563,068
Bio-Rad Laboratories, Inc., Class A†	3,530	1,553,553
Exelixis, Inc.†	49,639	1,225,835
Ligand Pharmaceuticals, Inc.†	2,696	265,745
Nektar Therapeutics†	28,741	551,827
United Therapeutics Corp.†	7,169	785,436

		4,945,464

Medical-Drugs — 0.5%
PRA Health Sciences, Inc.†	10,332	997,038
Prestige Consumer Healthcare, Inc.†	8,207	333,943

		1,330,981

Medical-HMO — 0.6%
Molina Healthcare, Inc.†	10,244	1,679,709

Medical-Hospitals — 0.3%
Acadia Healthcare Co., Inc.†	14,470	347,425
Tenet Healthcare Corp.†	16,973	342,515

		689,940

Medical-Outpatient/Home Medical — 1.0%
Amedisys, Inc.†	5,270	970,523
Chemed Corp.	2,615	1,089,330
LHC Group, Inc.†	4,839	629,022

		2,688,875

Metal Processors & Fabrication — 0.2%
Timken Co.	11,075	416,199

Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	6,030	159,433

Miscellaneous Manufacturing — 0.4%
AptarGroup, Inc.	10,444	1,118,344

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	9,075	265,081

Multimedia — 0.7%
FactSet Research Systems, Inc.	6,199	$1,704,725

Networking Products — 0.3%
LogMeIn, Inc.	7,975	681,544

Office Furnishings-Original — 0.1%
Herman Miller, Inc.	9,648	217,466
HNI Corp.	6,997	170,307

		387,773

Oil & Gas Drilling — 0.1%
Patterson-UTI Energy, Inc.	31,782	117,276
Transocean, Ltd.†	93,962	120,271

		237,547

Oil Companies-Exploration & Production — 0.7%
Cimarex Energy Co.	16,633	422,811
CNX Resources Corp.†	30,483	323,120
EQT Corp.	41,764	609,337
Matador Resources Co.†	17,913	126,107
WPX Energy, Inc.†	68,084	417,355

		1,898,730

Oil Companies-Integrated — 0.1%
Murphy Oil Corp.	24,403	289,420

Oil Refining & Marketing — 0.3%
Murphy USA, Inc.†	4,724	504,523
PBF Energy, Inc., Class A	16,643	189,730

		694,253

Oil-Field Services — 0.1%
Apergy Corp.†	12,655	116,552
NOW, Inc.†	17,774	109,666

		226,218

Paper & Related Products — 0.1%
Domtar Corp.	9,356	218,556

Pastoral & Agricultural — 0.2%
Darling Ingredients, Inc.†	26,745	550,680

Physical Therapy/Rehabilitation Centers — 0.4%
Encompass Health Corp.	16,109	1,067,221

Pipelines — 0.2%
Antero Midstream Corp.	48,524	230,489
Equitrans Midstream Corp.	33,294	279,004

		509,493

Poultry — 0.2%
Pilgrim’s Pride Corp.†	8,562	188,364
Sanderson Farms, Inc.	3,221	438,507

		626,871

Power Converter/Supply Equipment — 0.4%
Generac Holdings, Inc.†	10,218	995,642

Printing-Commercial — 0.1%
Deluxe Corp.	6,878	193,753

Publishing-Books — 0.1%
John Wiley & Sons, Inc., Class A	7,148	268,407

Publishing-Newspapers — 0.4%
New York Times Co., Class A	23,486	763,765
TEGNA, Inc.	35,436	379,874

		1,143,639

Quarrying — 0.1%
Compass Minerals International, Inc.	5,535	272,101

Racetracks — 0.3%
Churchill Downs, Inc.	5,791	580,374
Penn National Gaming, Inc.†	17,800	317,196

		897,570

Real Estate Investment Trusts — 8.3%
American Campus Communities, Inc.	22,448	792,190
Brixmor Property Group, Inc.	48,660	557,157
Camden Property Trust	15,820	1,393,267
CoreCivic, Inc.	19,457	255,276
CoreSite Realty Corp.	6,157	746,167
Corporate Office Properties Trust	18,307	483,671
Cousins Properties, Inc.	23,977	723,386
CyrusOne, Inc.	18,493	1,297,284
Diversified Healthcare Trust	38,866	120,873
Douglas Emmett, Inc.	26,928	821,035
EastGroup Properties, Inc.	6,275	665,150
EPR Properties	12,818	377,106
First Industrial Realty Trust, Inc.	20,741	783,388
GEO Group, Inc.	19,813	251,229
Healthcare Realty Trust, Inc.	21,849	642,142
Highwoods Properties, Inc.	16,948	657,752
JBG SMITH Properties	19,283	654,658
Kilroy Realty Corp.	15,934	992,051
Lamar Advertising Co., Class A	14,052	810,098
Life Storage, Inc.	7,621	667,523
Macerich Co.	18,001	134,467
Mack-Cali Realty Corp.	14,794	239,515
Medical Properties Trust, Inc.	84,534	1,448,913
National Retail Properties, Inc.	28,041	915,258
Omega Healthcare Investors, Inc.	35,697	1,040,568
Park Hotels & Resorts, Inc.	39,109	371,927
Pebblebrook Hotel Trust	21,342	252,689
PotlatchDeltic Corp.	10,982	385,578
PS Business Parks, Inc.	3,272	422,382
Rayonier, Inc.	21,126	507,658
Sabra Health Care REIT, Inc.	33,536	429,931
Service Properties Trust	26,885	186,313
Spirit Realty Capital, Inc.	16,293	501,173
Taubman Centers, Inc.	10,002	431,086
Urban Edge Properties	18,814	216,361
Weingarten Realty Investors	19,760	359,434

		21,534,656

Real Estate Management/Services — 0.3%
Jones Lang LaSalle, Inc.	8,419	888,878

Recreational Vehicles — 0.5%
Brunswick Corp.	13,327	635,965
Polaris, Inc.	9,394	666,316

		1,302,281

Rental Auto/Equipment — 0.2%
Aaron’s, Inc.	10,971	350,084
Avis Budget Group, Inc.†	9,287	153,050

		503,134

Resorts/Theme Parks — 0.3%
Marriott Vacations Worldwide Corp.	6,113	$507,379
Six Flags Entertainment Corp.	12,842	256,968

		764,347

Retail-Apparel/Shoe — 0.3%
American Eagle Outfitters, Inc.	25,948	206,287
Foot Locker, Inc.	17,487	448,192
Urban Outfitters, Inc.†	11,524	199,826

		854,305

Retail-Automobile — 0.1%
AutoNation, Inc.†	9,619	358,212

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.	20,677	127,991

Retail-Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	7,359	438,891

Retail-Convenience Store — 0.3%
Casey’s General Stores, Inc.	6,009	909,823

Retail-Discount — 0.4%
BJ’s Wholesale Club Holdings, Inc.†	19,958	525,095
Ollie’s Bargain Outlet Holdings, Inc.†	8,934	606,708

		1,131,803

Retail-Home Furnishings — 0.4%
RH†	2,669	383,749
Williams-Sonoma, Inc.	12,680	784,131

		1,167,880

Retail-Misc./Diversified — 0.4%
Five Below, Inc.†	9,095	820,005
Sally Beauty Holdings, Inc.†	19,005	184,539

		1,004,544

Retail-Pawn Shops — 0.2%
FirstCash, Inc.	6,973	500,940

Retail-Petroleum Products — 0.1%
World Fuel Services Corp.	10,683	267,075

Retail-Regional Department Stores — 0.0%
Dillard’s, Inc., Class A	1,610	47,463

Retail-Restaurants — 2.1%
Brinker International, Inc.	6,106	142,148
Cheesecake Factory, Inc.	6,709	149,544
Cracker Barrel Old Country Store, Inc.	3,931	382,879
Domino’s Pizza, Inc.	6,317	2,286,312
Dunkin’ Brands Group, Inc.	13,534	850,476
Jack in the Box, Inc.	3,864	232,999
Papa John’s International, Inc.	3,602	259,056
Texas Roadhouse, Inc.	10,660	501,979
Wendy’s Co.	30,066	597,111

		5,402,504

Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	10,390	305,362

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.	37,995	272,424

Savings & Loans/Thrifts — 0.6%
New York Community Bancorp, Inc.	76,352	829,183
Sterling Bancorp	33,008	406,989
Washington Federal, Inc.	12,799	342,245

		1,578,417

Schools — 0.5%
Adtalem Global Education, Inc.†	8,821	280,243
Graham Holdings Co., Class B	710	276,907
Grand Canyon Education, Inc.†	7,878	677,666

		1,234,816

Security Services — 0.2%
Brink’s Co.	8,172	417,753

Semiconductor Components-Integrated Circuits — 0.3%
Cirrus Logic, Inc.†	9,443	713,891

Semiconductor Equipment — 1.2%
Cabot Microelectronics Corp.	4,755	582,678
MKS Instruments, Inc.	8,905	892,548
Teradyne, Inc.	27,377	1,712,157

		3,187,383

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	3,516	412,216

Steel-Producers — 1.0%
Carpenter Technology Corp.	7,796	172,837
Commercial Metals Co.	19,384	308,981
Reliance Steel & Aluminum Co.	10,890	975,526
Steel Dynamics, Inc.	35,199	854,280
United States Steel Corp.	27,779	213,343

		2,524,967

Steel-Specialty — 0.1%
Allegheny Technologies, Inc.†	20,599	154,698

Telecom Equipment-Fiber Optics — 0.4%
Ciena Corp.†	25,273	1,168,876

Telephone-Integrated — 0.1%
Telephone & Data Systems, Inc.	15,978	313,488

Television — 0.2%
AMC Networks, Inc., Class A†	7,200	171,720
World Wrestling Entertainment, Inc., Class A	7,753	344,776

		516,496

Theaters — 0.1%
Cinemark Holdings, Inc.	17,416	248,700

Tools-Hand Held — 0.3%
MSA Safety, Inc.	5,823	655,262

Toys — 0.2%
Mattel, Inc.†	56,643	493,927

Transport-Equipment & Leasing — 0.1%
GATX Corp.	5,734	340,026

Transport-Marine — 0.2%
Kirby Corp.†	9,794	523,195

Transport-Services — 0.1%
Ryder System, Inc.	8,706	308,192

Transport-Truck — 1.0%
Knight-Swift Transportation Holdings, Inc.	20,073	746,314
Landstar System, Inc.	6,447	666,040
Werner Enterprises, Inc.	7,236	290,308

XPO Logistics, Inc.†	15,079	$1,006,372

		2,709,034

Water — 0.6%
Essential Utilities, Inc.	35,262	1,473,599

Wire & Cable Products — 0.1%
Belden, Inc.	6,313	215,841

Wireless Equipment — 0.3%
InterDigital, Inc.	5,087	293,876
ViaSat, Inc.†	9,422	399,493

		693,369

Total Common Stocks (cost $274,880,790)		239,110,955

EXCHANGE-TRADED FUNDS — 1.4%
SPDR S&P MidCap 400 ETF Trust (cost $3,359,383)	12,300	3,687,663

Total Long-Term Investment Securities (cost $278,610,880)		242,798,618

SHORT-TERM INVESTMENT SECURITIES — 0.8%
U.S. Government Treasuries — 0.8%
United States Cash Management Bills 0.01% due 09/15/2020(1)	200,000	199,924
United States Treasury Bills 0.06% due 07/02/2020(1)	400,000	399,938
0.08% due 02/25/2021(1)	200,000	199,750
1.52% due 05/28/2020(1)	765,000	764,969
1.54% due 07/02/2020(1)	520,000	519,919

Total Short-Term Investment Securities (cost $2,082,492)		2,084,500

REPURCHASE AGREEMENTS — 6.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 04/30/2020, to be repurchased 05/01/2020 in the amount of $17,721,000 and collateralized by $17,240,000 of United States Treasury Notes, bearing interest at 2.13%, due 05/15/2022 and having an approximate value of $18,075,950 (cost $17,721,000)	17,721,000	17,721,000

TOTAL INVESTMENTS (cost $298,043,665)	100.6%	262,604,118
Liabilities in excess of other assets	(0.6)	(1,628,700)

NET ASSETS	100.0%	$260,975,418

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ETF	— Exchange Trade Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
109	Long	S&P 400 E-Mini Index	June 2020	$14,945,544	$17,890,170	$2,944,626

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$239,110,955	$—	$—	$239,110,955
Exchanged-Traded Funds	3,687,663	—	—	3,687,663
Short-Term Investment Securities	—	2,084,500	—	2,084,500
Repurchase Agreements	—	17,721,000	—	17,721,000

Total Investments at Value	$242,798,618	$19,805,500	$—	$262,604,118

Other Financial Instruments:†

Futures Contracts	$2,994,626	$—	$—	$2,994,626

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Morgan Stanley International Equities Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 98.3%
Australia — 0.0%
Aristocrat Leisure, Ltd.	7,909	$128,826

Canada — 6.4%
Barrick Gold Corp.	438,033	11,275,349
Cameco Corp.	417,087	4,147,049
Constellation Software, Inc.	10,812	10,397,059

		25,819,457

Cayman Islands — 3.4%
Minth Group, Ltd.	880,000	2,068,022
Tencent Holdings, Ltd.	219,600	11,650,462

		13,718,484

Finland — 1.2%
Neste Oyj	135,291	4,798,870

France — 12.0%
AXA SA	296,798	5,275,627
L’Oreal SA	9,509	2,767,358
LVMH Moet Hennessy Louis Vuitton SE	14,807	5,727,192
Pernod Ricard SA	46,069	7,029,394
Safran SA	80,916	7,479,885
Sanofi	149,619	14,637,770
Thales SA	69,059	5,237,137

		48,154,363

Germany — 14.2%
adidas AG	6,461	1,478,911
Bayer AG	137,984	9,131,482
Deutsche Post AG	260,048	7,746,903
Fresenius SE & Co. KGaA	276,915	12,056,398
Henkel AG & Co. KGaA (Preference Shares)	153,968	13,724,046
SAP SE	107,907	12,869,822

		57,007,562

Hong Kong — 2.8%
AIA Group, Ltd.	1,260,600	11,474,551

Italy — 2.1%
Intesa Sanpaolo SpA	1,471,513	2,300,387
Moncler SpA	160,800	6,058,471

		8,358,858

Japan — 11.6%
FANUC Corp.	43,500	7,172,895
Hoya Corp.	61,000	5,574,620
Keyence Corp.	16,700	5,999,712
Kirin Holdings Co., Ltd.	448,100	8,633,402
Lion Corp.	356,200	7,443,876
Shiseido Co., Ltd.	51,300	3,026,174
Sumitomo Mitsui Financial Group, Inc.	236,100	6,217,873
USS Co., Ltd.	155,000	2,456,806

		46,525,358

Jersey — 1.1%
Experian PLC	56,505	1,692,914
Man Group PLC	1,664,993	2,800,586

		4,493,500

Netherlands — 5.2%
Heineken NV	114,576	9,754,812
ING Groep NV	741,224	4,074,905
Unilever NV	139,069	6,951,765

		20,781,482

Norway — 1.0%
Mowi ASA	229,395	3,937,278

Portugal — 0.3%
Banco Comercial Portugues SA	9,926,294	1,110,899

Singapore — 1.4%
United Overseas Bank, Ltd.	410,500	5,864,623

South Korea — 2.9%
LG Household & Health Care, Ltd.	5,273	5,964,163
Samsung Electronics Co., Ltd.	136,663	5,631,487

		11,595,650

Spain — 0.8%
Bankinter SA	766,349	3,165,141

Sweden — 1.5%
Boliden AB	54,206	1,109,748
Hexagon AB, Class B†	99,628	4,960,506

		6,070,254

Switzerland — 5.9%
Alcon, Inc.†	31,974	1,689,261
Novartis AG	134,398	11,464,965
Roche Holding AG	30,415	10,579,205

		23,733,431

Taiwan — 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	112,913	5,999,068

United Kingdom — 23.0%
Anglo American PLC	105,926	1,891,296
Associated British Foods PLC	273,156	6,517,570
Aviva PLC	350,741	1,069,639
BHP Group PLC	387,251	6,503,712
British American Tobacco PLC	341,429	13,259,280
GlaxoSmithKline PLC	572,327	11,982,335
Imperial Brands PLC	411,622	8,711,908
M&G PLC	1,043,377	1,739,998
Prudential PLC	641,903	9,142,572
Reckitt Benckiser Group PLC	220,943	18,462,336
RELX PLC (Euronext Amsterdam)	314,135	7,129,965
RELX PLC (LSE)	264,644	5,993,634

		92,404,245

TOTAL INVESTMENTS (cost $413,083,590)	98.3%	395,141,900
Other assets less liabilities	1.7	6,685,528

NET ASSETS	100.0%	$401,827,428

†	Non-income producing security

ADR — American Depositary Receipt

Euronext Amsterdam — Euronext Stock Exchange, Amsterdam

LSE — London Stock Exchange

Industry Allocation*
Medical-Drugs	14.4%
Soap & Cleaning Preparation	8.0
Insurance-Life/Health	7.0
Cosmetics & Toiletries	6.7
Enterprise Software/Service	5.8
Tobacco	5.5
Brewery	4.5
Banks-Commercial	4.1
Industrial Automated/Robotic	3.3
Commercial Services	3.3
Dialysis Centers	3.0
Internet Content-Information/News	2.9
Gold Mining	2.8
Transport-Services	1.9
Aerospace/Defense-Equipment	1.9
Beverages-Wine/Spirits	1.8
Food-Misc./Diversified	1.6
Diversified Minerals	1.6
Diversified Banking Institutions	1.5
Retail-Apparel/Shoe	1.5
Semiconductor Components-Integrated Circuits	1.5
Textile-Apparel	1.4
Electronic Components-Semiconductors	1.4
Electronic Components-Misc.	1.4
Electronics-Military	1.3
Machinery-General Industrial	1.2
Oil Refining & Marketing	1.2
Non-Ferrous Metals	1.0
Fisheries	1.0
Metal-Diversified	0.8
Investment Management/Advisor Services	0.7
Retail-Automobile	0.6
Auto/Truck Parts & Equipment-Original	0.5
Commercial Services-Finance	0.4
Medical Instruments	0.4
Athletic Footwear	0.4

98.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$31,818,525	$363,323,375	**	$—	$395,141,900

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Oppenheimer Main Street Large Cap Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 96.7%
Aerospace/Defense — 3.5%
Lockheed Martin Corp.	36,183	$14,077,358

Applications Software — 9.4%
Microsoft Corp.	209,155	37,482,667

Auto-Cars/Light Trucks — 0.4%
General Motors Co.	73,282	1,633,456

Banks-Commercial — 0.1%
Danske Bank A/S†	32,206	382,710

Beverages-Non-alcoholic — 0.9%
PepsiCo, Inc.	27,297	3,611,120

Brewery — 1.0%
Anheuser-Busch InBev SA NV	3,067	142,361
Constellation Brands, Inc., Class A	22,333	3,678,022

		3,820,383

Building Products-Cement — 0.5%
Vulcan Materials Co.	18,766	2,119,995

Chemicals-Specialty — 1.0%
Ecolab, Inc.	12,298	2,379,663
Valvoline, Inc.	103,189	1,773,819

		4,153,482

Commercial Services-Finance — 0.5%
S&P Global, Inc.	6,536	1,914,264

Computer Services — 1.7%
Accenture PLC, Class A	13,998	2,592,290
Amdocs, Ltd.	66,264	4,270,052

		6,862,342

Cosmetics & Toiletries — 3.7%
Procter & Gamble Co.	126,732	14,937,901

Diagnostic Equipment — 1.8%
Thermo Fisher Scientific, Inc.	21,653	7,246,826

Diversified Banking Institutions — 2.7%
JPMorgan Chase & Co.	110,586	10,589,715

E-Commerce/Products — 6.5%
Amazon.com, Inc.†	10,518	26,021,532

E-Commerce/Services — 1.3%
Booking Holdings, Inc.†	3,559	5,269,349

Electric-Integrated — 1.3%
Duke Energy Corp.	61,660	5,220,136

Electronic Components-Semiconductors — 1.5%
Texas Instruments, Inc.	52,294	6,069,765

Electronic Forms — 0.5%
Adobe, Inc.†	5,579	1,972,957

Finance-Credit Card — 3.7%
Capital One Financial Corp.	104,196	6,747,733
Mastercard, Inc., Class A	28,700	7,891,639

		14,639,372

Finance-Other Services — 2.1%
Intercontinental Exchange, Inc.	92,766	8,297,919

Food-Confectionery — 0.5%
Mondelez International, Inc., Class A	41,611	2,140,470

Food-Dairy Products — 0.2%
a2 Milk Co., Ltd.†	64,351	756,573

Gas-Distribution — 0.5%
UGI Corp.	62,407	1,883,443

Instruments-Controls — 1.1%
Honeywell International, Inc.	31,168	4,422,739

Insurance-Life/Health — 1.6%
Equitable Holdings, Inc.	344,937	6,319,246

Insurance-Property/Casualty — 4.7%
Berkshire Hathaway, Inc., Class B†	64,048	12,000,033
Fidelity National Financial, Inc.	31,977	864,978
Progressive Corp.	77,060	5,956,738

		18,821,749

Internet Content-Entertainment — 3.0%
Facebook, Inc., Class A†	58,539	11,983,519

Medical Instruments — 0.5%
Alcon, Inc.†	35,970	1,899,576

Medical Labs & Testing Services — 0.5%
Laboratory Corp. of America Holdings†	11,204	1,842,498

Medical Products — 1.6%
Zimmer Biomet Holdings, Inc.	53,762	6,435,311

Medical-Biomedical/Gene — 0.7%
Gilead Sciences, Inc.	33,394	2,805,096

Medical-Drugs — 5.6%
AstraZeneca PLC ADR	192,838	10,081,570
Merck & Co., Inc.	153,999	12,218,281

		22,299,851

Medical-HMO — 4.9%
UnitedHealth Group, Inc.	67,547	19,755,471

Medical-Hospitals — 0.6%
HCA Healthcare, Inc.	22,675	2,491,529

Non-Hazardous Waste Disposal — 1.2%
Waste Connections, Inc.	54,854	4,712,507

Oil Companies-Integrated — 1.1%
Suncor Energy, Inc.	246,710	4,403,773

Oil Refining & Marketing — 0.3%
Valero Energy Corp.	19,851	1,257,561

Pipelines — 1.3%
Magellan Midstream Partners LP	121,078	4,979,938

Real Estate Investment Trusts — 3.5%
Prologis, Inc.	129,467	11,552,340
Simon Property Group, Inc.	37,480	2,502,540

		14,054,880

Retail-Auto Parts — 0.6%
O’Reilly Automotive, Inc.†	6,094	2,354,356

Retail-Building Products — 2.1%
Home Depot, Inc.	38,601	8,485,658

Retail-Perfume & Cosmetics — 0.9%
Ulta Beauty, Inc.†	17,246	3,758,248

Semiconductor Components-Integrated Circuits — 1.9%
QUALCOMM, Inc.	95,762	7,533,596

Semiconductor Equipment — 2.0%
Applied Materials, Inc.	163,149	8,105,242

Soap & Cleaning Preparation — 1.3%
Church & Dwight Co., Inc.	52,187	3,652,568

Reckitt Benckiser Group PLC	17,074	1,426,730

		5,079,298

Telephone-Integrated — 2.3%
Verizon Communications, Inc.	161,403	9,272,602

Transport-Rail — 1.2%
Union Pacific Corp.	30,639	4,895,806

Transport-Services — 1.3%
C.H. Robinson Worldwide, Inc.	28,158	1,996,402
United Parcel Service, Inc., Class B	33,390	3,160,698

		5,157,100

Veterinary Diagnostics — 0.9%
Elanco Animal Health, Inc.†	138,830	3,430,489

Web Portals/ISP — 2.2%
Alphabet, Inc., Class A†	6,568	8,845,126

Wireless Equipment — 2.5%
Motorola Solutions, Inc.	68,346	9,828,838

Total Long-Term Investment Securities (cost $346,368,772)		386,335,338

REPURCHASE AGREEMENTS — 3.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 04/30/2020, to be repurchased 05/01/2020 in the amount of $15,296,000 collateralized by $14,885,000 of United States Treasury Notes, bearing interest at 2.13% due 05/15/2022 and having an approximate value of $15,606,759 (cost $15,296,000)	$15,296,000	15,296,000

TOTAL INVESTMENTS (cost $361,664,772)	100.5%	401,631,338
Liabilities in excess of other assets	(0.5)	(1,830,239)

NET ASSETS	100.0%	$399,801,099

†	Non-income producing security

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$383,626,964	$2,708,374	**	$—	$386,335,338
Repurchase Agreements	—	15,296,000		—	15,296,000

Total Investments at Value	$383,626,964	$18,004,374		$—	$401,631,338

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description		Principal Amount** /Shares	Value (Note 1)
ASSET BACKED SECURITIES — 5.4%
Diversified Financial Services — 5.4%
ALBA PLC FRS Series 2005-1, Class A3 0.98% (3 ML GBP+0.19%) due 11/25/2042(1)	GBP	479,544	$561,364
ALBA PLC FRS Series 2015-1, Class A 1.96% (1 ML GBP+1.25%) due 04/24/2049(1)	GBP	320,410	403,556
American Home Mtg. Assets Trust FRS Series 2006-3, Class 3A11 1.07% (1 ML+0.12%) due 10/25/2046(1)		$25,368	21,175
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2019-FL1, Class A 1.96% (1 ML+1.15%) due 05/15/2037*		1,300,000	1,213,390
BAMLL Commercial Mtg. Securities Trust FRS Series 2019-RLJ, Class A 1.86% (1 ML+1.05%) due 04/15/2036*(2)		1,300,000	1,091,811
Banco La Hipotecaria SA Series 2016-1A, Class A 3.36% due 01/15/2046*(1)(3)		1,094,473	1,186,373
Barings BDC Static CLO, Ltd. FRS Series 2019-1A, Class A1 2.24% (3 ML+1.02%) due 04/15/2027*(4)		707,343	690,152
Bear Stearns Asset Backed Securities I Trust FRS Series 2005-HE4, Class M2 1.91% (1 ML+0.96%) due 04/25/2035		212,433	210,169
ChaseFlex Trust FRS Series 2007-2, Class A1 1.23% (1 ML+0.28%) due 05/25/2037(1)		961,938	867,579
Citigroup Commercial Mtg. Trust Series 2019-SMRT, Class A 4.15% due 01/10/2036*(2)		2,400,000	2,483,598
Citigroup Mtg. Loan Trust, Inc. FRS Series 2007-AMC1, Class A1 1.11% (1 ML+0.16%) due 12/25/2036*		1,374,062	858,726
Citigroup Mtg. Loan Trust, Inc. VRS Series 2019-B, Class A1 3.26% due 04/25/2066*(1)(5)		408,027	380,347
COMM Mtg. Trust VRS Series 2018-HOME, Class A 3.94% due 04/10/2033*(2)(5)		1,100,000	1,203,741
Countrywide Alternative Loan Trust FRS Series 2006-OA3, Class 2A1 0.70% (1 ML+0.21%) due 05/25/2036(1)		4,406,619	3,572,694
Countrywide Alternative Loan Trust Series 2005-J11, Class 1A15 5.50% due 11/25/2035(1)		172,665	136,924
Countrywide Alternative Loan Trust Series 2005-65CB, Class 2A6 6.00% due 12/25/2035(1)		239,037	210,098
Countrywide Alternative Loan Trust Series 2007-J1, Class 2A4 6.00% due 03/25/2037(1)		709,292	384,013
Countrywide Asset-Backed Certificates FRS Series 2006-26, Class 1A 0.63% (1 ML+0.14%) due 06/25/2037		233,123	194,705
Countrywide Asset-Backed Certs. FRS Series 2007-1, Class 2A3 1.09% (1 ML+0.14%) due 07/25/2037		203,685	183,668
Countrywide Asset-Backed Certs. FRS Series 2007-10, Class 2A4 1.20% (1 ML+0.25%) due 06/25/2047		800,000	683,486
Credit Suisse Mtg. Capital Certs. Series 2019-RPL4, Class A1 3.54% due 08/26/2058*(1)		659,925	634,775
Crown Point CLO 5, Ltd. FRS Series 2018-5A, Class A 2.07% (3 ML+0.94%) due 07/17/2028*(4)		1,598,800	1,557,022
CSMC Trust VRS Series 2019-RPL9, Class A1 3.32% due 10/27/2059*(1)(5)		587,706	580,664
CVP Cascade, Ltd. FRS Series 2013-CLO1, Class A1R 2.33% (3 ML+1.15%) due 01/16/2026*(4)		298,274	294,880
DBUBS Mtg. Trust Series 2017-BRBK, Class A 3.45% due 10/10/2034*(2)		2,400,000	2,493,050
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-AR3, Class 2A2A 1.13% (1 ML+0.18%) due 06/25/2037(1)		2,665	2,657
Dryden Senior Loan Fund FRS Series 2012-25A, Class ARR 2.12% (3 ML+0.90%) due 10/15/2027*(4)		1,460,400	1,428,153
Encore Credit Receivables Trust FRS Series 2005-1, Class M1 1.61% (1 ML+0.66%) due 07/25/2035		664,800	646,185
Eurosail PLC FRS Series 2006-4X, Class A3C 0.69% (3 ML GBP+0.16%) due 12/10/2044(1)	GBP	149,285	184,082
Eurosail PLC FRS Series 2007-3A, Class A3C 1.46% (3 ML GBP+0.95%) due 06/13/2045*(1)	GBP	517,303	632,458
Eurosail PLC FRS Series 2007-3X, Class A3A 1.73% (3 ML GBP+0.95%) due 06/13/2045(1)	GBP	458,575	560,658
Eurosail PLC FRS Series 2007-3X, Class A3C 1.73% (3 ML GBP+0.95%) due 06/13/2045(1)	GBP	611,358	747,451

Flagship CLO VIII, Ltd. FRS Series 2014-8A, Class ARR 2.03% (3 ML+0.85%) due 01/16/2026*(4)		286,929	281,634
Ford Credit Auto Owner Trust Series 2016-2, Class A 2.03% due 12/15/2027*		2,100,000	2,092,906
Fremont Home Loan Trust FRS Series 2005-1, Class M5 1.55% (1 ML+1.07%) due 06/25/2035		800,000	752,498
Gallatin CLO IX, Ltd. FRS Series 2018-1A, Class A 2.16% (3 ML+1.05%) due 01/21/2028*(4)		897,208	876,965
Halcyon Loan Advisors Funding, Ltd. FRS Series 2014-3A, Class AR 2.20% (3 ML+1.10%) due 10/22/2025*(4)		418,230	412,904
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.94% (1 ML+0.19%) due 01/19/2038(1)		20,950	17,431
HarborView Mtg. Loan Trust VRS Series 2005-4, Class 3A1 4.25% due 07/19/2035(1)(5)		152,775	132,413
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(2)		1,600,000	1,618,108
JPMorgan Mtg. Acquisition Trust FRS Series 2007-CH5, Class A5 0.75% (1 ML+0.26%) due 06/25/2037		1,592,116	1,527,943
Legacy Mtg. Asset Trust Series 2019-GS3, Class A1 3.75% due 04/25/2059*		1,127,241	1,070,412
LoanCore Issuer, Ltd. FRS Series 2019-CRE2, Class A 1.94% (1 ML+1.13%) due 05/15/2036*		1,300,000	1,225,514
Ludgate Funding PLC FRS Series 2006-1X, Class A2A 0.79% (3 ML GBP+0.19%) due 12/01/2060(1)	GBP	659,070	757,563
Ludgate Funding PLC FRS Series 2008-W1X, Class A1 1.17% (3 ML GBP+0.60%) due 01/01/2061(1)	GBP	977,371	1,142,154
Mastr Asset Backed Securities Trust FRS Series 2004-WMC3, Class M1 1.77% (1 ML+0.83%) due 10/25/2034		690,779	650,245
Mill City Mtg. Loan Trust VRS Series 2019-GS2, Class A1 2.75% due 08/25/2059*(1)(5)		1,186,482	1,193,621
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A4 3.37% due 10/15/2048(2)		1,800,000	1,871,553
MortgageIT Trust FRS Series 2005-2, Class 1A1 1.47% (1 ML+0.52%) due 05/25/2035(1)		60,676	58,671
Mountain View CLO, Ltd. FRS Series 2014-1A, Class ARR 2.02% (3 ML+0.80%) due 10/15/2026*(4)		643,708	629,898
Natixis Commercial Mtg. Securities Trust Series 2019-10K, Class A 3.62% due 05/15/2039*(2)		1,600,000	1,548,933
Natixis Commercial Mtg. Securities Trust Series 2019-LVL, Class A 3.89% due 08/15/2038*(2)		800,000	793,697
New Residential Mtg. Loan Trust VRS Series 2019-RPL3, Class A1 2.75% due 07/25/2059*(1)(5)		1,593,238	1,596,248
New Residential Mtg. Loan Trust VRS Series 2020-RPL1, Class A1 2.75% due 11/25/2059*(1)(5)		778,115	782,589
New Residential Mtg. Loan Trust VRS Series 2018-3A, Class A1 4.50% due 05/25/2058*(1)(5)		440,845	463,590
Palmer Square Loan Funding, Ltd. FRS Series 2018-4A, Class A1 2.59% (3 ML+0.90%) due 11/15/2026*(4)		784,528	766,425
Park Avenue Mtg. Trust FRS Series 2017-280P, Class A 1.69% (1 ML+0.88%) due 09/15/2034*(2)		1,400,000	1,333,405
PHEAA Student Loan Trust FRS Series 2016-2A, Class A 1.90% (1 ML+0.95%) due 11/25/2065*		458,042	427,997
RASC FRS Series 2007-KS2, Class AI4 0.71% (1 ML+0.22%) due 02/25/2037		500,000	429,586
RASC FRS Series 2005-KS6, Class M6 2.00% (1 ML+1.05%) due 07/25/2035		400,000	383,874
SMB Private Education Loan Trust FRS Series 2016-B, Class A2B 2.26% (1 ML+1.45%) due 02/17/2032*		1,018,210	990,179
START, Ltd. Series 2019-1, Class A 4.09% due 03/15/2044*		553,571	431,648
TICP CLO II-2, Ltd. FRS Series 2018-IIA, Class A1 1.98% (3 ML+0.84%) due 04/20/2028*(4)		2,488,221	2,412,251
Towd Point Mtg.Trust FRS Series 2019-HY2, Class A1 1.95% (1 ML+1.00%) due 05/25/2058*		764,103	752,415
Towd Point Mtg.Trust VRS Series 2019-4, Class A1 2.90% due 10/25/2059*(5)		740,879	763,107
Towd Point Mtg.Trust VRS Series 2019-SJ3, Class A1 3.00% due 11/25/2059*(5)		684,180	684,075

Uropa Securities PLC FRS Series 2008-1, Class A 0.73% (3 ML GBP+0.20%) due 06/10/2059(1)	GBP	645,087	754,666
Uropa Securities PLC FRS Series 2007-1, Class A3A 0.87% (3 ML GBP+0.20%) due 10/10/2040(1)	GBP	346,971	397,842
Uropa Securities PLC FRS Series 2008-1, Class M1 0.88% (3 ML GBP+0.35%) due 06/10/2059(1)	GBP	157,443	180,891
Uropa Securities PLC FRS Series 2008-1, Class M2 1.08% (3 ML GBP+0.55%) due 06/10/2059(1)	GBP	122,981	136,167
Uropa Securities PLC FRS Series 2008-1, Class B 1.28% (3 ML GBP+0.75%) due 06/10/2059(1)	GBP	131,090	145,214
Venture XIV CLO, Ltd. FRS Series 2013-14A, Class ARR 2.78% (3 ML+1.03%) due 08/28/2029*(4)		2,400,000	2,329,898
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR19, Class A1A1 1.49% (1 ML+0.27%) due 12/25/2045(1)		373,733	343,465
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR9, Class 2A 2.49% (COFI+1.50%) due 08/25/2046(1)		1,248,347	1,041,179
Worldwide Plaza Trust Series 2017-WWP, Class A 3.53% due 11/10/2036*(2)		2,100,000	2,206,217
Zais CLO, Ltd. FRS Series 2014-1A, Class A1AR 2.37% (3 ML+1.15%) due 04/15/2028*(4)		1,284,328	1,257,170

Total Asset Backed Securities (cost $67,937,919)			65,964,765

U.S. CORPORATE BONDS & NOTES — 6.7%
Aerospace/Defense-Equipment — 0.1%
Spirit AeroSystems, Inc. Company Guar. Notes 3.85% due 06/15/2026		800,000	729,000

Airlines — 0.3%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030		592,774	528,612
American Airlines Pass-Through Trust Pass-Through Certs. 3.25% due 04/15/2030		169,332	142,645
American Airlines Pass-Through Trust Pass-Through Certs. 4.00% due 01/15/2027		338,044	291,905
American Airlines Pass-Through Trust Pass-Through Certs. 4.00% due 08/15/2030		85,250	69,495
Spirit Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class A 3.65% due 08/15/2031		447,965	335,445
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class AA 2.88% due 04/07/2030		867,845	738,036
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030		867,845	769,388
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class A 4.55% due 08/25/2031		889,460	681,445
US Airways Pass Through Trust Pass-Through Certs. 5.90% due 04/01/2026		55,133	50,158

			3,607,129

Applications Software — 0.1%
Microsoft Corp. Senior Notes 4.10% due 02/06/2037		1,000,000	1,246,022

Auto-Cars/Light Trucks — 0.2%
Ford Motor Credit Co. LLC FRS Senior Notes 2.13% (3 ML+0.93%) due 09/24/2020		1,500,000	1,478,101
Ford Motor Credit Co. LLC FRS Senior Notes 2.18% (3 ML+0.81%) due 04/05/2021		200,000	186,068
Ford Motor Credit Co. LLC FRS Senior Notes 2.84% (3 ML+1.08%) due 08/03/2022		400,000	350,000
Ford Motor Credit Co. LLC Senior Notes 5.75% due 02/01/2021		200,000	195,000

			2,209,169

Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025		200,000	215,514

Banks-Super Regional — 0.2%
Wells Fargo & Co. FRS Senior Notes 1.99% (3 ML+1.23%) due 10/31/2023		1,900,000	1,887,080
Wells Fargo & Co. Senior Notes 2.16% due 02/11/2026		1,000,000	1,004,832
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025		50,000	52,358

			2,944,270

Broadcast Services/Program — 0.0%
Discovery Communications LLC Company Guar. Notes 3.45% due 03/15/2025		10,000	10,268

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc. Senior Notes 4.00% due 06/15/2025	60,000	63,022

Cable/Satellite TV — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital FRS Senior Sec. Notes 3.41% (3 ML+1.65%) due 02/01/2024	1,900,000	1,841,977
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	450,000	450,617
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	1,100,000	1,238,195

		3,530,789

Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 2.90% due 06/25/2025	600,000	559,238

Cellular Telecom — 0.1%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 09/20/2029*	900,000	947,250
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 5.15% due 09/20/2029*	1,000,000	1,100,000

		2,047,250

Chemicals-Specialty — 0.1%
Huntsman International LLC Senior Notes 4.50% due 05/01/2029	500,000	481,730
Huntsman International LLC Senior Notes 5.13% due 11/15/2022	300,000	302,640

		784,370

Commercial Services — 0.1%
RELX Capital, Inc. Company Guar. Notes 4.00% due 03/18/2029	1,000,000	1,092,019

Commercial Services-Finance — 0.1%
Equifax, Inc. Senior Notes 3.25% due 06/01/2026	800,000	819,304
S&P Global, Inc. Company Guar. Notes 4.40% due 02/15/2026	50,000	57,658

		876,962

Computers — 0.3%
Apple, Inc. Senior Notes 2.90% due 09/12/2027	300,000	327,507
Apple, Inc. Senior Notes 3.35% due 02/09/2027	200,000	224,172
Apple, Inc. Senior Notes 4.65% due 02/23/2046	500,000	677,847
Dell International LLC/EMC Corp. Senior Sec. Notes 5.30% due 10/01/2029*	900,000	936,923
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*	1,100,000	1,342,974

		3,509,423

Diversified Banking Institutions — 0.2%
Bank of America Corp. FRS Senior Notes 2.30% (3 ML+1.16%) due 01/20/2023	200,000	199,310
Citigroup, Inc. Senior Notes 4.04% due 06/01/2024	1,200,000	1,280,855
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	750,000	814,452
JPMorgan Chase & Co. FRS Senior Notes 1.89% (3 ML+0.90%) due 04/25/2023	600,000	594,710
Morgan Stanley Senior Notes 4.00% due 07/23/2025	60,000	66,070

		2,955,397

Diversified Manufacturing Operations — 0.1%
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	400,000	406,561
General Electric Co. Senior Notes 5.55% due 01/05/2026	400,000	446,165

		852,726

Electric-Integrated — 1.1%
AEP Texas, Inc. Senior Notes 3.95% due 06/01/2028	1,300,000	1,464,565
Appalachian Power Co. Senior Notes 3.40% due 06/01/2025	550,000	581,036
Cleco Corporate Holdings LLC Senior Notes 3.74% due 05/01/2026	1,600,000	1,615,417
DTE Electric Co General Refunding Mtg. 3.70% due 06/01/2046	1,700,000	1,995,842
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	1,000,000	1,061,605
Entergy Mississippi, Inc. 1st Mtg. Notes 2.85% due 06/01/2028	1,900,000	2,001,591
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	700,000	733,024

NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.20% due 02/25/2022	700,000	720,996
Pacific Gas & Electric Co. Senior Notes 3.50% due 06/15/2025(6)	30,000	30,675
Pacific Gas & Electric Co. Senior Notes 4.25% due 08/01/2023*(6)	400,000	427,000
Southern California Edison Co. 1st Mtg. Notes 3.90% due 03/15/2043	200,000	218,831
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	1,500,000	1,676,372
Southern California Edison Co. 1st Mtg. Notes 4.05% due 03/15/2042	200,000	221,332
Southern California Edison Co. 1st Mtg. Notes 4.65% due 10/01/2043	480,000	564,328

		13,312,614

Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	1,000,000	1,042,479

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc. Senior Notes 3.25% due 09/08/2024	700,000	706,592

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.95% due 05/15/2025	700,000	751,840

Finance-Consumer Loans — 0.0%
Navient Corp. Senior Notes 5.00% due 10/26/2020	100,000	98,054

Finance-Investment Banker/Broker — 0.0%
Lazard Group LLC Senior Notes 3.75% due 02/13/2025	25,000	25,943
Lazard Group LLC Senior Notes 4.38% due 03/11/2029	200,000	209,500

		235,443

Finance-Other Services — 0.1%
BGC Partners, Inc. Senior Notes 5.13% due 05/27/2021	700,000	695,645

Food-Misc./Diversified — 0.1%
Conagra Brands, Inc. Senior Notes 5.30% due 11/01/2038	200,000	250,768
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	550,000	523,870
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	125,000	128,508

		903,146

Gas-Distribution — 0.2%
Dominion Energy Gas Holdings LLC Senior Notes 2.50% due 11/15/2024	400,000	415,154
Southern California Gas Co. 1st Mtg. Notes 4.13% due 06/01/2048	1,400,000	1,741,606

		2,156,760

Insurance-Life/Health — 0.2%
Great-West Lifeco Finance 2018 LP Company Guar. Notes 4.05% due 05/17/2028*	500,000	551,364
Pacific Life Insurance Co. Sub. Notes 4.30% due 10/24/2067*	2,300,000	2,197,496

		2,748,860

Insurance-Mutual — 0.0%
New York Life Insurance Co. Sub. Notes 4.45% due 05/15/2069*	400,000	497,416

Insurance-Property/Casualty — 0.0%
First American Financial Corp. Senior Notes 4.60% due 11/15/2024	20,000	21,272

Insurance-Reinsurance — 0.0%
Reinsurance Group of America, Inc. Senior Notes 3.90% due 05/15/2029	300,000	315,382

Machinery-General Industrial — 0.1%
Wabtec Corp. Company Guar. Notes 4.40% due 03/15/2024	1,600,000	1,606,418

Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 3.38% due 05/15/2022	550,000	573,163
Boston Scientific Corp. Senior Notes 4.70% due 03/01/2049	300,000	375,386

		948,549

Medical Products — 0.0%
Zimmer Biomet Holdings, Inc. Senior Notes 3.15% due 04/01/2022	30,000	30,758
Zimmer Biomet Holdings, Inc. Senior Notes 3.55% due 04/01/2025	30,000	31,191

		61,949

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 4.40% due 05/01/2045	700,000	857,876
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	6,000	6,255

		864,131

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 2.60% due 11/21/2024*	600,000	624,304

Bayer US Finance II LLC FRS Company Guar. Notes 1.75% (3 ML+1.01%) due 12/15/2023*	200,000	193,152
Zoetis, Inc. Senior Notes 3.90% due 08/20/2028	1,200,000	1,382,269

		2,199,725

Medical-HMO — 0.0%
Centene Corp Senior Notes 4.75% due 01/15/2025*	400,000	412,380

Medical-Hospitals — 0.1%
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	300,000	324,540
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	700,000	691,724

		1,016,264

Oil-Field Services — 0.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 3.14% due 11/07/2029	50,000	46,707

Pipelines — 0.5%
Energy Transfer Operating LP Company Guar. Notes 4.05% due 03/15/2025	100,000	98,173
Energy Transfer Operating LP Company Guar. Notes 4.75% due 01/15/2026	40,000	39,759
Energy Transfer Operating LP Company Guar. Notes 6.05% due 06/01/2041	1,200,000	1,160,590
ONEOK, Inc. Company Guar. Notes 4.35% due 03/15/2029	1,900,000	1,685,492
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	600,000	625,692
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.75% due 05/15/2024	1,600,000	1,671,888
Tennessee Gas Pipeline Co. LLC Company Guar. Notes 2.90% due 03/01/2030*	800,000	763,162

		6,044,756

Real Estate Investment Trusts — 1.1%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.50% due 07/30/2029	100,000	114,221
American Tower Corp. Senior Notes 2.25% due 01/15/2022	1,200,000	1,216,769
American Tower Corp. Senior Notes 3.38% due 10/15/2026	1,200,000	1,292,444
American Tower Corp. Senior Notes 4.00% due 06/01/2025	690,000	759,843
Brixmor Operating Partnership LP FRS Senior Notes 2.81% (3 ML+1.05%) due 02/01/2022	1,400,000	1,301,803
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	290,000	325,634
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	900,000	958,019
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	800,000	873,159
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2030	800,000	706,000
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	1,200,000	1,301,827
STORE Capital Corp. Senior Notes 4.63% due 03/15/2029	100,000	97,731
VEREIT Operating Partnership LP Company Guar. Notes 4.63% due 11/01/2025	1,300,000	1,282,934
Welltower, Inc. Senior Notes 3.95% due 09/01/2023	300,000	306,376
Weyerhaeuser Co. Senior Notes 4.00% due 11/15/2029	2,700,000	2,919,236
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	500,000	520,913

		13,976,909

Retail-Restaurants — 0.1%
McDonald’s Corp. Senior Notes 3.80% due 04/01/2028	900,000	1,011,518

Telephone-Integrated — 0.1%
AT&T, Inc. FRS Senior Notes 2.30% (3 ML+0.93%) due 06/30/2020	90,000	90,106
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	200,000	224,745
Verizon Communications, Inc. Senior Notes 4.33% due 09/21/2028	1,435,000	1,697,521

		2,012,372

Tobacco — 0.1%
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	700,000	717,454

Water — 0.0%
American Water Capital Corp. Senior Notes 3.40% due 03/01/2025	20,000	21,605

Total U.S. Corporate Bonds & Notes (cost $78,750,597)		81,658,808

FOREIGN CORPORATE BONDS & NOTES — 4.4%
Agricultural Chemicals — 0.1%
Syngenta Finance NV Company Guar. Notes 4.44% due 04/24/2023*		300,000	300,211
Syngenta Finance NV Company Guar. Notes 5.18% due 04/24/2028*		500,000	506,593

			806,804

Airlines — 0.1%
British Airways Pass-Through Trust Pass-Through Certs. Series 2019-1, Class A 3.35% due 12/15/2030*		600,000	453,144
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.80% due 03/20/2033*		552,665	484,963

			938,107

Airport Development/Maintenance — 0.0%
Sydney Airport Finance Co. Pty, Ltd. Senior Sec. Notes 3.38% due 04/30/2025*		20,000	20,024
Sydney Airport Finance Co. Pty, Ltd. Senior Sec. Notes 3.63% due 04/28/2026*		300,000	302,109

			322,133

Banks-Commercial — 0.6%
AIB Group PLC Senior Notes 4.75% due 10/12/2023*		1,000,000	1,034,909
Bank of Ireland Group PLC Senior Notes 4.50% due 11/25/2023*		1,300,000	1,323,121
Credit Suisse AG Senior Notes 2.10% due 11/12/2021		1,200,000	1,212,695
Dexia Credit Local SA Government Guar. Notes 1.88% due 09/15/2021*		2,700,000	2,746,132
Mizuho Bank, Ltd. Company Guar. Notes 3.60% due 09/25/2024*		200,000	214,272
Santander UK Group Holdings PLC Senior Notes 3.13% due 01/08/2021		140,000	141,302
Santander UK Group Holdings PLC Senior Notes 3.57% due 01/10/2023		400,000	407,580
Santander UK Group Holdings PLC Senior Notes 3.82% due 11/03/2028		200,000	211,608

			7,291,619

Beverages-Wine/Spirits — 0.0%
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*		400,000	414,798

Casino Hotels — 0.1%
Sands China, Ltd. Senior Notes 4.60% due 08/08/2023		300,000	308,295
Sands China, Ltd. Senior Notes 5.40% due 08/08/2028		200,000	208,902
Wynn Macau, Ltd. Senior Notes 5.13% due 12/15/2029*		400,000	386,000

			903,197

Diversified Banking Institutions — 2.1%
Barclays PLC Senior Notes 3.25% due 02/12/2027	GBP	700,000	906,221
Barclays PLC Senior Notes 3.65% due 03/16/2025		950,000	987,145
Barclays PLC Senior Notes 4.61% due 02/15/2023		1,000,000	1,039,034
BNP Paribas SA VRS Senior Notes 4.71% due 01/10/2025*		2,300,000	2,486,488
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.75% due 03/26/2025		250,000	264,919
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.80% due 06/09/2023		1,500,000	1,570,046
Deutsche Bank AG FRS Senior Notes 3.04% (3 ML+1.29%) due 02/04/2021		1,600,000	1,565,384
Deutsche Bank AG Senior Notes 3.96% due 11/26/2025		700,000	681,813
HSBC Holdings PLC FRS Senior Notes 2.16% (3 ML+1.38%) due 09/12/2026		1,000,000	963,358
HSBC Holdings PLC Senior Notes 4.30% due 03/08/2026		550,000	608,024
Lloyds Banking Group PLC Senior Notes 4.05% due 08/16/2023		2,400,000	2,537,434
Lloyds Banking Group PLC Senior Notes 4.38% due 03/22/2028		600,000	668,151
Mitsubishi UFJ Financial Group, Inc. FRS Senior Notes 1.85% (3 ML+0.86%) due 07/26/2023		2,200,000	2,136,324
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.41% due 03/07/2024		100,000	105,034
Mizuho Financial Group, Inc. FRS Senior Notes 1.77% (3 ML+1.00%) due 09/11/2024		800,000	768,933
Royal Bank of Scotland Group PLC FRS Senior Notes 3.16% (3 ML+1.47%) due 05/15/2023		400,000	387,039

Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	800,000	838,929
Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025	200,000	211,805
Royal Bank of Scotland Group PLC Senior Notes 4.89% due 05/18/2029	1,100,000	1,236,350
Royal Bank of Scotland Group PLC Sub. Notes 6.00% due 12/19/2023	300,000	326,732
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	200,000	216,277
UBS Group Funding Switzerland AG Senior Notes 2.65% due 02/01/2022*	1,600,000	1,627,473
UBS Group Funding Switzerland AG Senior Notes 4.13% due 04/15/2026*	550,000	602,246
UniCredit SpA Senior Notes 6.57% due 01/14/2022*	900,000	928,278
UniCredit SpA Senior Notes 7.83% due 12/04/2023*	1,300,000	1,415,492

		25,078,929

Electric-Distribution — 0.1%
SP Group Treasury Pte, Ltd. Company Guar. Notes 3.38% due 02/27/2029*	700,000	773,998

Electric-Generation — 0.0%
Centrais Eletricas Brasileiras SA Senior Notes 4.63% due 02/04/2030*	200,000	172,400

Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 2.65% due 09/10/2024*	1,000,000	1,004,265
Enel Finance International NV Company Guar. Notes 4.63% due 09/14/2025*	200,000	218,523

		1,222,788

Electronic Components-Misc. — 0.0%
Flex, Ltd. Senior Notes 4.88% due 06/15/2029	500,000	507,549

Electronic Components-Semiconductors — 0.1%
Marvell Technology Group, Ltd. Senior Notes 4.20% due 06/22/2023	700,000	724,441

Finance-Investment Banker/Broker — 0.1%
Nomura Holdings, Inc. Senior Notes 2.65% due 01/16/2025	700,000	707,028

Finance-Leasing Companies — 0.4%
Avolon Holdings Funding, Ltd. Company Guar. Notes 2.88% due 02/15/2025*	400,000	321,751
BOC Aviation, Ltd. Senior Notes 3.50% due 01/31/2023	200,000	202,574
LeasePlan Corp NV Senior Notes 2.88% due 10/24/2024*	1,200,000	1,184,775
Mitsubishi UFJ Lease & Finance Co., Ltd. Senior Notes 2.65% due 09/19/2022*	1,200,000	1,201,525
ORIX Corp. Senior Notes 3.25% due 12/04/2024	1,400,000	1,447,147
Park Aerospace Holdings, Ltd. Company Guar. Notes 4.50% due 03/15/2023*	100,000	88,450
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*	400,000	352,179

		4,798,401

Insurance-Reinsurance — 0.1%
RenaissanceRe Holdings, Ltd. Senior Notes 3.60% due 04/15/2029	800,000	856,660

Medical-Drugs — 0.0%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	500,000	543,024

Oil & Gas Drilling — 0.0%
Odebrecht Drilling Norbe, Ltd. Senior Sec. Notes 6.35% due 12/01/2021	315,020	255,563

Oil Companies-Exploration & Production — 0.2%
Sinopec Group Overseas Development 2018, Ltd. Company Guar. Notes 4.13% due 09/12/2025*	1,600,000	1,759,031
Woodside Finance, Ltd. Company Guar. Notes 3.65% due 03/05/2025*	10,000	10,064
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*	200,000	195,024
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 03/04/2029*	300,000	305,259

		2,269,378

Oil Companies-Integrated — 0.1%
Eni SpA Senior Notes 4.75% due 09/12/2028*	900,000	942,790

Regional Agencies — 0.2%
Japan Finance Organization for Municipalities Senior Notes 2.13% due 10/25/2023*	2,700,000	2,814,012

Transport-Equipment & Leasing — 0.0%
SMBC Aviation Capital Finance DAC Company Guar. Notes 2.65% due 07/15/2021*	200,000	199,022
SMBC Aviation Capital Finance DAC Company Guar. Notes 3.55% due 04/15/2024*	300,000	298,244

		497,266

Transport-Marine — 0.0%
AP Moller - Maersk A/S Senior Notes 3.75% due 09/22/2024*	600,000	606,935

Total Foreign Corporate Bonds & Notes (cost $52,698,403)		53,447,820

U.S. GOVERNMENT AGENCIES — 22.0%
Federal Home Loan Mtg. Corp. — 0.8%
4.00% due 04/01/2048	356,152	379,863
4.00% due 08/01/2048	201,435	214,594
4.00% due 12/01/2048	344,020	366,409
4.00% due 02/01/2049	325,723	346,777
4.00% due 01/01/2050	247,530	263,605
4.50% due 08/01/2048	2,583,114	2,833,707
Federal Home Loan Mtg. Corp. STRIPS FRS Series 314, Class S2 5.08% (5.89% - 1 ML) due 09/15/2043(1)(7)(8)	1,631,233	322,803
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series W5FX, Class AFX 3.34% due 04/25/2028(2)(5)	2,700,000	2,973,445
Federal Home Loan Mtg. Corp. REMIC Series 4745, Class CZ 3.50% due 01/15/2048(1)	1,084,965	1,238,714
Federal Home Loan Mtg. Corp. REMIC FRS Series 4579, Class FD 1.93% (1 ML+0.35%) due 01/15/2038(1)	937,268	933,156
Federal Home Loan Mtg. Corp. REMIC VRS Series 4579, Class SD 2.39% due 01/15/2038(1)(5)(7)	937,268	61,736

		9,934,809

Federal National Mtg. Assoc. — 1.4%
3.79% due 01/01/2029	1,800,000	2,135,952
4.00% due 07/01/2045	1,525,857	1,659,835
4.00% due 07/01/2045	984,874	1,071,351
4.00% due 02/01/2046	2,246,926	2,441,429
4.00% due 09/01/2046	2,185,282	2,374,572
4.00% due 06/01/2048	419,790	447,055
4.00% due 07/01/2048	679,706	724,887
4.00% due 07/01/2048	322,032	342,688
4.00% due 07/01/2048	561,892	597,934
4.00% due 09/01/2048	321,816	342,804
4.00% due 09/01/2048	479,179	509,916
4.00% due 11/01/2048	330,257	351,851
4.00% due 12/01/2048	118,859	126,484
4.00% due 02/01/2049	558,309	594,420
4.00% due 03/01/2049	234,799	249,973
4.00% due 09/01/2049	397,470	422,984
4.00% due 10/01/2049	101,030	107,510
Federal National Mtg. Assoc. REMIC Series 2013-17, Class TI 3.00% due 03/25/2028(1)(7)	900,233	62,814
Federal National Mtg. Assoc. REMIC FRS
Series 2012-113, Class PF 0.84% (1 ML+0.35%) due 10/25/2040(1)	550,789	549,157
Series 2007-85, Class FL 1.03% (1 ML+0.54%) due 09/25/2037(1)	2,021,285	2,023,604
Series 2012-21, Class FQ 1.04% (1 ML+0.55%) due 02/25/2041(1)	541,267	541,267

		17,678,487

Government National Mtg. Assoc. — 1.3%
3.50% due June TBA	8,000,000	8,482,813
Government National Mtg. Assoc. REMIC FRS
Series 2016-H10, Class FJ 1.96% (1 ML+0.60%) due 04/20/2066(1)	84,445	84,553
Series 2014-H02, Class FB 2.01% (1 ML+0.65%) due 12/20/2063(1)	808,727	809,276
Series 2016-H11, Class F 2.16% (1 ML+0.80%) due 05/20/2066(1)	2,246,254	2,251,864
Series 2016-H14, Class FA 2.16% (1 ML+0.80%) due 06/20/2066(1)	1,345,135	1,348,541
Series 2016-H17, Class FC 2.19% (1 ML+0.83%) due 08/20/2066(1)	3,016,881	3,028,116

		16,005,163

Uniform Mtg. Backed Securities — 18.5%
2.50% due July TBA	24,700,000	25,629,231
3.00% due June TBA	66,200,000	69,829,205
3.00% due July TBA	16,000,000	16,844,420
3.50% due June TBA	61,800,000	65,374,376
4.00% due May TBA	45,000,000	47,924,567

		225,601,799

Total U.S. Government Agencies (cost $266,049,689)		269,220,258

U.S. GOVERNMENT TREASURIES — 36.7%
United States Treasury Bonds — 9.6%
zero coupon due 08/15/2044 STRIPS	100,000	72,102
2.00% due 02/15/2050(13)	45,310,000	53,446,331
2.25% due 08/15/2049(13)	2,510,000	3,104,949
2.75% due 11/15/2047	100,000	134,254
2.88% due 11/15/2046	290,000	395,238
3.00% due 11/15/2044	3,420,000	4,677,785
3.00% due 02/15/2048	4,320,000	6,064,538
3.00% due 08/15/2048	1,070,000	1,509,076
3.13% due 08/15/2044	3,630,000	5,052,223
3.13% due 11/15/2041	7,420,000	10,199,602
3.13% due 05/15/2048	1,320,000	1,897,552
4.25% due 05/15/2039	5,900,000	9,247,098
4.25% due 11/15/2040	5,580,000	8,820,977
4.38% due 05/15/2040	200,000	319,742
4.38% due 05/15/2041	5,500,000	8,872,402
4.50% due 08/15/2039	1,750,000	2,826,523

		116,640,392

United States Treasury Notes — 27.1%
0.13% due 04/15/2022 TIPS(9)		1,169,923	1,159,952
0.50% due 01/15/2028 TIPS(9)		5,630,982	6,015,777
0.50% due 03/31/2025		42,000,000	42,310,078
1.50% due 03/31/2023		6,640,000	6,883,812
1.50% due 02/15/2030		33,860,000	36,671,967
1.63% due 05/15/2026		4,559,000	4,875,103
1.63% due 08/15/2029		1,500,000	1,638,926
1.75% due 11/15/2029(13)		740,000	818,249
1.75% due 02/28/2022		2,500,000	2,570,703
1.88% due 03/31/2022(13)		50,300,000	51,903,312
1.88% due 04/30/2022		9,700,000	10,021,312
1.88% due 07/31/2022		3,200,000	3,319,500
1.88% due 08/31/2022		38,800,000	40,295,922
2.00% due 12/31/2021		2,600,000	2,677,391
2.00% due 11/30/2022		5,741,000	6,001,812
2.00% due 08/15/2025		5,700,000	6,177,598
2.00% due 11/15/2026		7,635,000	8,374,939
2.13% due 05/15/2025		5,070,000	5,512,437
2.25% due 02/15/2027(13)		62,600,000	69,918,820
2.25% due 04/30/2021		1,100,000	1,123,031
2.38% due 05/15/2029		1,200,000	1,387,594
2.50% due 01/31/2024		60,000	64,922
2.50% due 05/15/2024		7,300,000	7,940,176
2.75% due 04/30/2023		3,400,000	3,653,805
3.00% due 09/30/2025		4,300,000	4,896,961
3.00% due 10/31/2025		4,320,000	4,926,319

			331,140,418

Total U.S. Government Treasuries (cost $424,412,218)			447,780,810

FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
Sovereign — 0.7%
Emirate of Abu Dhabi Senior Notes 3.13% due 10/11/2027*		500,000	531,875
Republic of Indonesia Senior Notes 4.45% due 02/11/2024		2,200,000	2,311,800
Republic of Peru Senior Notes 5.94% due 02/12/2029*	PEN	1,500,000	500,927
Republic of Peru Senior Notes 5.94% due 02/12/2029*	PEN	2,900,000	968,458
Republic of Peru Senior Notes 6.15% due 08/12/2032*	PEN	700,000	230,038
State of Kuwait Senior Notes 3.50% due 03/20/2027		1,000,000	1,096,250
Tokyo Metropolitan Government Senior Notes 2.00% due 05/17/2021*		2,400,000	2,431,920

Total Foreign Government Obligations (cost $7,678,163)			8,071,268

MUNICIPAL BONDS & NOTES — 0.1%
County of Miami-Dade Florida Revenue Bonds Series C 3.86% due 10/01/2029		400,000	429,324
State of Wisconsin Series A Revenue Bonds 2.10% due 05/01/2026		500,000	507,990

Total Municipal Bonds & Notes (cost $900,000)			937,314

OPTIONS—PURCHASED(10) — 0.3%
Exchange-Traded Put Options — Purchased (cost $3,795,366)		591	3,501,675

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.1%
Banks-Commercial — 0.1%
Stichting AK Rabobank Certificaten 0.00% due 06/29/2020(11)†	EUR	900,000	970,977

Electric-Distribution — 0.0%
CenterPoint Energy, Inc. Series A 6.13% due 09/01/2023(11)		500,000	456,250

Investment Management/Advisor Services — 0.0%
Brighthouse Holdings LLC Series A 6.50% due 07/27/2037*(11)		500,000	495,000

Total Preferred Securities/Capital Securities (cost $2,037,629)			1,922,227

Total Long-Term Investment Securities (cost $904,259,984)			932,504,945

SHORT-TERM INVESTMENT SECURITIES — 58.1%
Certificates of Deposit — 0.1%
Lloyds Bank Corporate Markets PLC FRS 2.91% (3 ML+0.50%) due 10/26/2020		1,300,000	1,299,771

U.S. Government Treasuries — 58.0%
United States Treasury Bills
0.08% due 06/09/2020		57,700,000	57,694,765
0.09% due 06/11/2020		96,000,000	95,989,477
0.12% due 07/30/2020		292,100,000	292,030,626
0.12% due 09/24/2020		56,500,000	56,473,649
0.13% due 10/22/2020		205,700,000	205,586,908

			707,775,425

Total Short-Term Investment Securities (cost $709,038,299)			709,075,196

TOTAL INVESTMENTS (cost $1,613,298,283)		134.5%	1,641,580,141
Reverse Repurchase Agreements(12)		(11.7)	(142,672,163)
Liabilities in excess of other assets		(22.8)	(278,063,809)

NET ASSETS		100.0%	$1,220,844,169

FORWARD SALES CONTRACTS — (5.6)%
U.S. Government Agencies — (5.6)%
Federal National Mtg. Assoc.
2.50% due June TBA		(10,600,000)	(11,022,989)
3.00% due May TBA		(25,000,000)	(26,391,602)
3.50% due May TBA		(29,100,000)	(30,748,537)

Total Forward Sales Contracts (proceeds $(68,116,594))			$(68,163,128)

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2020, the aggregate value of these securities was $89,947,420 representing 7.4% of net assets.

**	Denominated in United States Dollars unless otherwise indicated.

†	Non-income producing security

(1)	Collateralized Mortgage Obligation
(2)	Commercial Mortgage Backed Security
(3)	Securities classified as Level 3 (see Note 1).
(4)	Collateralized Loan Obligation
(5)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(6)	Security in default.
(7)	Interest Only
(8)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at April 30, 2020.
(9)	Principal amount of security is adjusted for inflation.
(10)	Options — Purchased

Exchange-Traded Put Options — Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at April 30, 2020	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	December 2020	$2,250	197	$57,374,871	$484,135	$1,881,350	$1,397,215
S&P 500 Index	December 2020	1,950	197	57,374,871	1,345,267	988,940	(356,327)
S&P 500 Index	December 2020	1,775	197	57,374,871	1,965,965	631,385	(1,334,580)

					$3,795,367	$3,501,675	$(293,692)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(11)	Perpetual maturity - maturity date reflects the next call date.
(12)	Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Amount Borrowed	Amount Payable
JPMorgan Chase	0.05%	4/29/2020	5/6/2020	$(31,734,750)	$(31,734,838)
JPMorgan Chase	0.78%	3/9/2020	6/8/2020	(107,062,500)	(107,185,443)
Royal Bank of Scotland	0.23%	4/13/2020	7/13/2020	(3,874,913)	(3,875,359)

				$(142,672,163)	$(142,795,640)

During the three months ended April 30, 2020 the average daily balance outstanding, and the average interest rate on the Portfolio’s reverse repurchase agreements were as follows:

Average daily balance outstanding	$188,476,839
Average interest rate	0.22%

(13)	The security or portion thereof was pledged as collateral for reverse repurchase agreements.

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at April 30, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

3 ML GBP — 3 Month British Pound Sterling LIBOR

COFI — 11th District Cost of Funds

Over the Counter Written Options on Credit Indices — Sell Protection
Issue	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at April 30, 2020	Unrealized Appreciation / (Depreciation)
Put option to enter into a credit default swap with Barclays for the obligation to receive a fixed rate of 1.00% versus iTraxx Europe maturing on 05/20/20	May 2020	1.00%	EUR 3,900	$6,541	$4,430	$2,111

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1,867	Long	S&P 500 E-Mini Index	June 2020	$238,999,249	$270,939,040	$31,939,791
414	Long	U.S. Treasury 10 Year Notes	June 2020	55,404,980	57,571,875	2,166,895
914	Long	Russell 2000 E-Mini Index	June 2020	54,173,613	59,716,190	5,542,577
96	Short	Euro-Bund	June 2020	18,391,236	18,350,308	40,928
43	Short	Euro-OAT	June 2020	8,026,395	7,955,528	70,867

						$39,761,058

						Unrealized (Depreciation)
118	Long	Euro-BTP	June 2020	$19,122,568	$17,922,401	$(1,200,167)
50	Short	Long Gilt	June 2020	8,450,563	8,671,656	(221,093)
485	Short	U.S. Treasury Long Bonds	June 2020	80,004,229	87,800,156	(7,795,927)
194	Short	U.S. Treasury Ultra Bonds	June 2020	39,835,053	43,607,563	(3,772,510)
525	Short	U.S. Treasury 5 Year Notes	June 2020	63,397,169	65,879,297	(2,482,128)
74	Short	U.S. Treasury 10 Year Ultra Long Bonds	June 2020	10,803,322	11,620,312	(816,990)

						$(16,288,815)

Net Unrealized Appreciation (Depreciation)						$23,472,243

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	EUR	362,000	USD	393,317	05/05/2020	$—	$(3,380)
	USD	607,728	EUR	561,000	05/05/2020	7,044	—
	USD	723,950	MXN	18,043,000	06/22/2020	18,986	—

						26,030	(3,380)

Barclays Bank PLC	EUR	564,000	USD	621,905	05/04/2020	3,846	—
	EUR	1,466,000	USD	1,601,081	05/05/2020	—	(5,434)
	GBP	6,418,000	USD	7,852,160	05/04/2020	—	(231,310)
	IDR	8,188,920,000	USD	552,000	06/17/2020	15,607	—
	INR	38,772,540	USD	513,000	06/17/2020	1,882	—
	USD	962,218	EUR	883,000	05/05/2020	5,417	—
	USD	524,197	INR	37,919,874	06/17/2020	—	(24,319)

						26,752	(261,063)

Citibank N.A.	COP	1,604,736,000	USD	384,276	05/29/2020	—	(20,119)
	EUR	353,000	USD	385,164	05/05/2020	—	(1,672)
	GBP	5,893,000	USD	7,334,895	06/02/2020	—	(88,158)
	PEN	126,870	USD	37,776	05/08/2020	198	—
	PEN	5,797,212	USD	1,667,015	07/13/2020	—	(43,693)
	PEN	126,870	USD	37,363	07/20/2020	—	(64)
	RUB	3,436,080	USD	43,069	06/09/2020	—	(2,832)
	USD	7,333,875	GBP	5,893,000	05/04/2020	88,357	—
	USD	37,528	PEN	126,870	05/08/2020	50	—
	USD	3,186,502	JPY	348,900,000	05/15/2020	65,002	—
	USD	392,710	COP	1,567,530,300	05/29/2020	2,309	—
	USD	569,220	IDR	7,938,337,200	06/17/2020	—	(49,241)

						155,916	(205,779)

Goldman Sachs Bank USA	JPY	348,300,000	USD	3,318,764	05/15/2020	72,852	—
	USD	648,986	GBP	525,000	05/04/2020	12,252	—

						85,104	—

Net Unrealized Appreciation/(Depreciation)						$293,802	$(470,222)

COP — Colombian Peso

EUR — Euro Currency

GBP — British Pound Sterling

IDR — Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

MXN — Mexican Peso

PEN — Peruvian Sol

RUB — New Russian Ruble

USD — United States Dollar

Over the Counter Total Return Swap Contracts
						Value
Counterparty	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by the Portfolio		Total Return Received or Paid by Portfolio	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Goldman Sachs	4,327	06/17/2020	(3 Month USD LIBOR-BBA minus 21 bps	)	MSCI EAFE Index	$—	$628,609

						Value
Counterparty	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by the Portfolio		Total Return Received or Paid by Portfolio	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Citibank	59,774	05/20/2020	(3 Month USD LIBOR-BBA minus 22 bps	)	MSCI EAFE Index	$—	$(4,674,657)

						$—	$(4,046,048)

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received (Paid) by the Portfolio / Frequency	Payments Made by the Portfolio / Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
EUR	6,400	06/17/2030	0.150%/Semi-annually	6 Month USD EURIBOR-BBA/Semi-annually	$4,962	$216,393
CAD	800	03/03/2025	1.220%/Semi-annually	3 Month USD LIBOR-BBA/Quarterly	7	12,146
CAD	3,400	03/04/2025	1.235%/Semi-annually	3 Month USD LIBOR-BBA/Quarterly	3,043	50,920

					$8,012	$279,459

			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received (Paid) by the Portfolio / Frequency	Payments Made by the Portfolio / Frequency	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
USD	46,800	02/04/2023	3 Month USD LIBOR-BBA/Quarterly	3.000%/Quarterly	$—	$(2,529,133)
USD	14,000	06/17/2030	3 Month USD LIBOR-BBA/Quarterly	1.250%/Quarterly	761,445	(1,602,056)
USD	11,100	06/17/2025	3 Month USD LIBOR-BBA/Quarterly	1.250%/Quarterly	(42,975)	(425,843)
USD	4,500	02/25/2030	3 Month USD LIBOR-BBA/Quarterly	1.620%/Semi-annually	—	(427,906)
USD	5,500	03/31/2030	3 Month USD LIBOR-BBA/Quarterly	0.958%/Semi-annually	—	(166,875)

					$718,470	$(5,151,813)

				Net Unrealized Appreciation/(Depreciation)	$726,482	$(4,872,354)

Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection(4)

						Value(3)
Reference Obligation	Fixed Deal Receive Rate / Payment Frequency		Maturity Date	Implied Credit Spread at April 30, 2020(1)	Notional Amount (2) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX ITRAXX Investment Grade Index	1.000	% /Quarterly	12/20/2023	0.8091%	$45,000	$(394,972)	$88,027

(1)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(2)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

BBA — British Banking Association

EUR — Euro Currency

EURIBOR — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$64,778,392	$1,186,373	$65,964,765
U.S. Corporate Bonds & Notes	—	81,658,808	—	81,658,808
Foreign Corporate Bonds & Notes	—	53,447,820	—	53,447,820
U.S. Government Agencies	—	269,220,258	—	269,220,258
U.S. Government Treasuries	—	447,780,810	—	447,780,810
Foreign Government Obligations	—	8,071,268	—	8,071,268
Municipal Bonds & Notes	—	937,314	—	937,314
Exchange-Traded Put Options — Purchased	3,501,675	—	—	3,501,675
Preferred Securities/Capital Securities	—	1,922,227	—	1,922,227
Short-Term Investment Securities	—	709,075,196	—	709,075,196

Total Investments at Value	$3,501,675	$1,636,892,093	$1,186,373	$1,641,580,141

Other Financial Instruments:†
Over the Counter Written Options on Credit Indices Sell Protection	$—	$2,111	$—	$2,111
Futures Contracts	39,761,058	—	—	39,761,058
Forward Foreign Currency Contracts	—	293,802	—	293,802
Over the Counter Total Return Swap Contracts	—	628,609	—	628,609
Centrally Cleared Interest Rate Swap Contracts	—	279,459	—	279,459
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	88,027	—	88,027

Total Other Financial Instruments	$39,761,058	$1,292,008	$—	$41,053,066

LIABILITIES:
Investments at Value:*
Forward Sales Contracts	$—	$68,163,128	$—	$68,163,128
Reverse Repurchase Agreements	—	142,672,163	—	142,672,163

Total Investments at Value	$—	$210,835,291	$—	$210,835,291

Other Financial Instruments:†
Futures Contracts	$16,288,815	$—	$—	$16,288,815
Forward Foreign Currency Contracts	—	470,222	—	470,222
Over the Counter Total Return Swap Contracts	—	4,674,657	—	4,674,657
Centrally Cleared Interest Rate Swap Contracts	—	5,151,813	—	5,151,813

Total Other Financial Instruments	$16,288,815	$10,296,692	$—	$26,585,507

*	For a detailed presentation of investments, please refer to the Portfolio of Invesments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 77.7%
Advertising Sales — 0.4%
National CineMedia LLC Senior Sec. Notes 5.88% due 04/15/2028*	$1,501,000	$1,065,710

Aerospace/Defense-Equipment — 0.9%
Moog, Inc. Company Guar. Notes 4.25% due 12/15/2027*	1,250,000	1,171,875
Spirit AeroSystems, Inc. Sec. Notes 7.50% due 04/15/2025*	1,265,000	1,246,025

		2,417,900

Airlines — 0.6%
Delta Air Lines, Inc. Senior Sec. Notes 7.00% due 05/01/2025*	1,621,000	1,663,718

Applications Software — 1.0%
CDK Global, Inc. Senior Notes 5.88% due 06/15/2026	1,018,000	1,066,355
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	1,427,000	1,462,675

		2,529,030

Auction Houses/Art Dealers — 0.5%
Sotheby’s Senior Sec. Notes 7.38% due 10/15/2027*	1,445,000	1,216,517

Auto-Cars/Light Trucks — 0.5%
Ford Motor Co. Senior Notes 8.50% due 04/21/2023	216,000	213,030
Ford Motor Co. Senior Notes 9.00% due 04/22/2025	120,000	116,850
Tesla, Inc. Company Guar. Notes 5.30% due 08/15/2025*	1,094,000	1,066,650

		1,396,530

Auto-Heavy Duty Trucks — 0.6%
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*	1,595,000	1,531,200

Auto/Truck Parts & Equipment-Original — 0.3%
Dana, Inc. Senior Notes 5.38% due 11/15/2027	989,000	872,793

Batteries/Battery Systems — 1.7%
Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*	2,010,000	2,090,199
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	2,310,000	2,304,225

		4,394,424

Broadcast Services/Program — 0.1%
Univision Communications, Inc. Senior Sec. Notes 9.50% due 05/01/2025*	132,000	133,485

Building & Construction Products-Misc. — 0.7%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	1,850,000	1,905,500

Building & Construction-Misc. — 0.7%
Frontdoor, Inc. Senior Notes 6.75% due 08/15/2026*	1,654,000	1,716,025

Building Products-Doors & Windows — 0.5%
Griffon Corp. Company Guar. Notes 5.75% due 03/01/2028	1,441,000	1,372,553

Building-Heavy Construction — 0.3%
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*	1,040,000	819,000

Cable/Satellite TV — 3.5%
Block Communications, Inc. Company Guar. Notes 4.88% due 03/01/2028*	1,440,000	1,432,800
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	1,161,000	1,191,984
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	735,000	775,432
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	524,000	545,018
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	581,000	596,978
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	1,375,000	1,429,862
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	3,070,000	3,191,841

		9,163,915

Casino Hotels — 0.3%
Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027*	1,001,000	862,362

Casino Services — 0.5%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026	1,305,000	1,311,134

Cellular Telecom — 3.2%
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	6,151,000	6,912,801

T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050*	385,000	450,604
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	829,000	847,570

		8,210,975

Coal — 0.5%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	1,641,000	1,251,263

Commercial Services — 0.8%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	2,195,000	2,162,316

Commercial Services-Finance — 0.7%
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	2,000,000	1,782,440

Computer Services — 1.2%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	1,340,000	1,202,650
Presidio Holdings, Inc. Company Guar. Notes 8.25% due 02/01/2028*	910,000	897,988
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Sec. Notes 5.75% due 06/01/2025*	354,000	354,000
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	643,000	623,710

		3,078,348

Computer Software — 0.6%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	1,690,000	1,664,853

Computers — 1.0%
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	2,275,000	2,470,570

Computers-Integrated Systems — 0.8%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024	2,451,000	1,605,405
NCR Corp. Company Guar. Notes 6.13% due 09/01/2029*	373,000	370,202

		1,975,607

Consumer Products-Misc. — 1.1%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	1,761,000	1,778,610
Prestige Brands, Inc. Company Guar. Notes 5.13% due 01/15/2028*	976,000	987,224

		2,765,834

Containers-Metal/Glass — 0.7%
Silgan Holdings, Inc. Senior Notes 4.75% due 03/15/2025	1,700,000	1,725,500

Containers-Paper/Plastic — 0.4%
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	1,079,000	1,127,555

Cosmetics & Toiletries — 0.8%
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*	2,400,000	2,016,000

Data Processing/Management — 0.6%
Fair Isaac Corp. Senior Notes 4.00% due 06/15/2028*	1,572,000	1,558,638

Diagnostic Equipment — 0.3%
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	271,000	246,610
Ortho-Clinical Diagnostics, Inc. Senior Notes 7.25% due 02/01/2028*	445,000	405,115

		651,725

Dialysis Centers — 0.9%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	2,209,000	2,242,135

Distribution/Wholesale — 1.4%
ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*	425,000	403,248
Anixter, Inc. Company Guar. Notes 6.00% due 12/01/2025	1,365,000	1,378,650
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025	2,033,000	1,936,636

		3,718,534

E-Commerce/Services — 1.0%
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*	2,730,000	2,552,550

Electric-Distribution — 0.6%
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 07/15/2024*	1,625,000	1,653,925

Electric-Generation — 0.6%
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	1,585,000	1,616,541

Electric-Integrated — 0.6%
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	857,000	806,266
Talen Energy Supply LLC Senior Sec. Notes 7.25% due 05/15/2027*	832,000	832,000

		1,638,266

Electronic Parts Distribution — 1.0%
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	2,734,000	2,615,063

Energy-Alternate Sources — 0.9%
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	2,373,000	2,396,730

Enterprise Software/Service — 0.5%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	1,389,000	1,291,770

Finance-Auto Loans — 0.6%
Credit Acceptance Corp. Company Guar. Notes 5.13% due 12/31/2024*	215,000	188,662
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026	1,446,000	1,301,400

		1,490,062

Finance-Consumer Loans — 2.3%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	1,629,000	1,417,230
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	570,000	493,050
Navient Corp. Senior Notes 5.00% due 03/15/2027	875,000	736,750
SLM Corp. Senior Notes 5.63% due 08/01/2033	1,624,000	1,226,120
Springleaf Finance Corp. Company Guar. Notes 5.38% due 11/15/2029	652,000	541,284
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	1,650,000	1,560,405

		5,974,839

Finance-Credit Card — 0.5%
Alliance Data Systems Corp. Company Guar. Notes 4.75% due 12/15/2024*	1,605,000	1,187,700

Finance-Investment Banker/Broker — 0.6%
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	1,662,000	1,637,070

Finance-Mortgage Loan/Banker — 0.7%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	1,900,000	1,862,000

Food-Dairy Products — 0.0%
Land O’ Lakes, Inc. Junior Sub. Notes 7.00% due 09/18/2028*(8)	110,000	98,450

Food-Catering — 0.1%
Aramark Services, Inc. Company Guar. Notes 6.38% due 05/01/2025*	161,000	167,440

Food-Misc./Diversified — 1.0%
Dole Food Co., Inc. Senior Sec. Notes 7.25% due 06/15/2025*	1,540,000	1,447,600
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*	1,095,000	1,116,352

		2,563,952

Food-Retail — 1.4%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	910,000	919,100
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.75% due 03/15/2025	1,739,000	1,786,822
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.88% due 02/15/2028*	847,000	884,861

		3,590,783

Food-Wholesale/Distribution — 0.4%
US Foods, Inc. Senior Sec. Notes 6.25% due 04/15/2025*	899,000	915,856

Hazardous Waste Disposal — 0.4%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	1,046,000	1,079,995

Hotels/Motels — 0.7%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 5.38% due 05/01/2025*	80,000	79,500
Hilton Domestic Operating Co., Inc. Company Guar. Notes 5.75% due 05/01/2028*	72,000	72,547
Wyndham Worldwide Corp. Senior Sec. Notes 5.75% due 04/01/2027	1,975,000	1,728,125

		1,880,172

Human Resources — 0.5%
Korn Ferry International Company Guar. Notes 4.63% due 12/15/2027*	1,401,000	1,316,240

Independent Power Producers — 1.1%
Clearway Energy Operating LLC Company Guar. Notes 5.75% due 10/15/2025	1,450,000	1,493,355
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026	1,404,000	1,411,020

		2,904,375

Insurance-Property/Casualty — 0.7%
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*	1,715,000	1,766,450

Internet Connectivity Services — 0.6%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	1,598,000	1,619,413

Internet Content-Entertainment — 1.5%
Netflix, Inc. Senior Notes 4.88% due 06/15/2030*	3,690,000	3,914,721

Investment Companies — 0.2%
FS Energy & Power Fund Senior Sec. Notes 7.50% due 08/15/2023*	727,000	470,733

Investment Management/Advisor Services — 0.5%
AG Issuer LLC Senior Sec. Notes 6.25% due 03/01/2028*	1,450,000	1,280,597

Medical Labs & Testing Services — 0.3%
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	828,000	844,560

Medical Products — 0.5%
Hologic, Inc. Company Guar. Notes 4.38% due 10/15/2025*	1,350,000	1,356,210

Medical-Generic Drugs — 0.5%
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*	1,366,000	1,388,197

Medical-HMO — 0.5%
Centene Corp Senior Notes 4.25% due 12/15/2027*	1,019,000	1,066,129
Centene Corp. Senior Notes 4.63% due 12/15/2029*	241,000	263,895

		1,330,024

Medical-Hospitals — 2.0%
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	2,459,000	2,643,769
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	979,000	920,260
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	1,575,000	1,554,494

		5,118,523

Metal-Copper — 1.6%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	1,931,000	1,932,545
Freeport-McMoRan, Inc. Company Guar. Notes 4.13% due 03/01/2028	685,000	635,338
Freeport-McMoRan, Inc. Company Guar. Notes 4.25% due 03/01/2030	685,000	637,803
Freeport-McMoRan, Inc. Company Guar. Notes 5.25% due 09/01/2029	1,039,000	1,026,012

		4,231,698

Metal-Iron — 0.4%
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025	1,291,000	923,065
Cleveland-Cliffs, Inc. Senior Sec. Notes 9.88% due 10/17/2025*	172,000	170,280

		1,093,345

Multimedia — 0.7%
E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	2,023,000	1,714,492

Oil Companies-Exploration & Production — 1.6%
Callon Petroleum Co. Company Guar. Notes 6.13% due 10/01/2024	611,000	117,618
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	2,324,000	371,840
Extraction Oil & Gas, Inc. Company Guar. Notes 5.63% due 02/01/2026*	676,000	111,540
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	3,103,000	1,753,195
Lonestar Resources America, Inc. Company Guar. Notes 11.25% due 01/01/2023*	1,116,000	139,500
Occidental Petroleum Corp. Senior Notes 3.13% due 02/15/2022	896,000	815,539
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026	803,000	720,692

		4,029,924

Oil Field Machinery & Equipment — 0.1%
Hi-Crush Partners LP Company Guar. Notes 9.50% due 08/01/2026*	2,612,000	162,205

Oil Refining & Marketing — 0.4%
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 6.00% due 02/15/2028*	1,497,000	1,065,714

Oil-Field Services — 0.4%
Calfrac Holdings LP Sec. Notes 10.88% due 03/15/2026*	152,350	25,900
Nine Energy Service, Inc. Company Guar. Notes 8.75% due 11/01/2023*	937,000	179,201
SESI LLC Company Guar. Notes 7.75% due 09/15/2024	907,000	187,858
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	703,000	565,915

		958,874

Pipelines — 3.8%
Buckeye Partners LP Senior Notes 4.13% due 03/01/2025*	824,000	762,200
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	1,124,000	1,011,600
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024	117,000	125,257
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029*	647,000	596,857
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	1,315,000	1,255,299
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	2,420,000	2,044,900
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.50% due 10/01/2025	900,000	756,000
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	1,772,000	1,611,988
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	1,450,000	1,512,090
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	1,070,000	256,800

		9,932,991

Poultry — 0.4%
Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	1,020,000	1,032,189

Protection/Safety — 1.2%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.25% due 04/15/2024*	1,862,000	1,824,183
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	1,368,000	1,347,890

		3,172,073

Radio — 1.4%
Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 07/15/2024*	2,915,000	2,972,134
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	611,000	633,912

		3,606,046

Real Estate Investment Trusts — 5.7%
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	1,729,000	1,726,839
ESH Hospitality, Inc. Company Guar. Notes 4.63% due 10/01/2027*	1,255,000	1,135,775
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	852,000	800,880
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	893,000	889,651
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 5.25% due 07/15/2024*	1,634,000	1,621,582

HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 6.00% due 04/15/2025*	593,000	593,000
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	1,280,000	889,600
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027	1,477,000	1,495,462
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	1,093,000	1,114,860
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	2,536,000	2,457,778
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	1,598,000	1,350,310
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.75% due 02/15/2027*	728,000	677,040

		14,752,777

Real Estate Management/Services — 0.6%
Newmark Group, Inc. Senior Notes 6.13% due 11/15/2023	1,609,000	1,481,607

Real Estate Operations & Development — 0.6%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	1,630,000	1,559,013

Recycling — 0.5%
Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	1,338,000	1,261,333

Rental Auto/Equipment — 0.3%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	1,860,000	874,944

Resorts/Theme Parks — 0.9%
SeaWorld Parks & Entertainment, Inc. Senior Sec. Notes 8.75% due 05/01/2025*	1,003,000	1,003,000
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	1,485,000	1,285,564
Six Flags Theme Parks, Inc. Senior Sec. Notes 7.00% due 07/01/2025*	146,000	151,081

		2,439,645

Retail-Apparel/Shoe — 0.1%
Burlington Coat Factory Warehouse Corp. Senior Sec. Notes 6.25% due 04/15/2025*	145,000	147,538

Retail-Appliances — 0.2%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	910,000	614,250

Retail-Petroleum Products — 0.5%
Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029	1,190,000	1,225,343

Retail-Restaurants — 0.7%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	2,103,000	1,748,119

Satellite Telecom — 0.8%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	1,923,000	2,049,918

Steel-Producers — 0.5%
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026	1,429,000	1,414,710

Telephone-Integrated — 1.4%
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	2,550,000	2,766,750
Front Range BidCo., Inc. Senior Notes 6.13% due 03/01/2028*	1,031,000	971,738

		3,738,488

Television — 1.0%
Belo Corp. Company Guar. Notes 7.25% due 09/15/2027	1,080,000	1,080,000
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	1,477,000	1,550,850

		2,630,850

Theaters — 0.0%
Cinemark USA, Inc. Senior Sec. Notes 8.75% due 05/01/2025*	90,000	91,350

Transport-Air Freight — 0.6%
Cargo Aircraft Management, Inc. Company Guar. Notes 4.75% due 02/01/2028*	1,750,000	1,634,062

Vitamins & Nutrition Products — 0.4%
HLF Financing SARL LLC/Herbalife International, Inc. Company Guar. Notes 7.25% due 08/15/2026*	1,127,000	1,098,036

Total U.S. Corporate Bonds & Notes (cost $218,014,484)		202,058,830

FOREIGN CORPORATE BONDS & NOTES — 18.6%
Agricultural Chemicals — 0.9%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	1,020,000	785,400
OCI NV Senior Sec. Notes 5.25% due 11/01/2024*	1,638,000	1,613,690

		2,399,090

Auto/Truck Parts & Equipment-Original — 0.2%
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*	666,000	622,710

Building-Residential/Commercial — 0.5%
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*	1,298,000	1,216,875

Cable/Satellite TV — 0.8%
Altice Financing SA Senior Sec. Notes 5.00% due 01/15/2028*	2,111,000	2,058,225

Cellular Telecom — 2.2%
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*	550,000	592,625
C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*	2,710,000	2,676,125
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	2,258,000	2,359,610

		5,628,360

Computer Software — 0.3%
Camelot Finance SA Senior Sec. Notes 4.50% due 11/01/2026*	840,000	846,300

Computers-Memory Devices — 0.4%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	870,000	897,145

Containers-Metal/Glass — 1.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 5.25% due 08/15/2027*	1,625,000	1,578,281
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*	1,625,000	1,698,125

		3,276,406

Containers-Paper/Plastic — 1.1%
Cascades, Inc./Cascades USA, Inc. Company Guar. Notes 5.13% due 01/15/2026*	205,000	205,000
Cascades, Inc./Cascades USA, Inc. Company Guar. Notes 5.38% due 01/15/2028*	995,000	999,478
Intertape Polymer Group, Inc. Company Guar. Notes 7.00% due 10/15/2026*	1,568,000	1,589,654

		2,794,132

Cruise Lines — 0.2%
Viking Cruises, Ltd. Company Guar. Notes 5.88% due 09/15/2027*	414,000	278,415
Viking Cruises, Ltd. Senior Notes 6.25% due 05/15/2025*	338,000	225,615

		504,030

Diversified Financial Services — 0.6%
Fairstone Financial, Inc. Senior Notes 7.88% due 07/15/2024*	1,508,000	1,432,600

Diversified Minerals — 0.7%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.50% due 09/15/2027*	1,980,000	1,934,460

Finance-Consumer Loans — 0.5%
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*	1,470,000	1,304,625

Finance-Leasing Companies — 0.7%
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.13% due 10/01/2023*	2,075,000	1,856,535

Food-Meat Products — 0.7%
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*	1,860,000	1,897,200

Medical-Drugs — 1.2%
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Senior Sec. Notes 5.88% due 10/15/2024*	436,000	418,560
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*	1,475,000	1,054,625
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	1,645,000	1,665,563

		3,138,748

Metal-Copper — 0.8%
First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*	687,000	605,384
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	1,638,000	1,486,649

		2,092,033

Metal-Iron — 0.7%
Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*	1,699,000	1,747,846

Motion Pictures & Services — 0.4%
Banijay Entertainment SASU Senior Sec. Notes 5.38% due 03/01/2025*	1,135,000	1,055,550

Oil Companies-Exploration & Production — 0.8%
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	1,270,000	1,041,400
MEG Energy Corp. Senior Notes 7.13% due 02/01/2027*	1,475,000	1,017,750

		2,059,150

Paper & Related Products — 0.1%
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	360,000	359,100

Retail-Petroleum Products — 0.7%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*	2,105,000	1,915,550

Satellite Telecom — 1.5%
Connect Finco SARL/Connect US Finco LLC Senior Sec. Notes 6.75% due 10/01/2026*	1,410,000	1,335,975
Telesat Canada/Telesat LLC* Senior Sec. Notes 4.88% due 06/01/2027	790,000	778,150
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*	1,950,000	1,834,365

		3,948,490

Security Services — 0.5%
GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*	1,317,000	1,317,000

Telecom Services — 0.8%
Altice France Holding SA Company Guar. Notes 6.00% due 02/15/2028*	2,220,000	2,019,756

Total Foreign Corporate Bonds & Notes (cost $50,394,034)		48,321,916

LOANS(5)(6)(7) — 1.1%
E-Commerce/Services — 0.1%
RentPath LLC FRS 2nd Lien 10.61% (3 ML+9.00%) due 12/17/2022†(1)(4)(10)	2,913,240	268,018

Medical Labs & Testing Services — 0.5%
Envision Healthcare Corp. FRS 1st Lien coupon TBD due 10/10/2025	1,745,581	1,208,815

Theaters — 0.5%
William Morris Endeavor Entertainment LLC FRS BTL-B1 3.24% (1 ML+2.75%) due 05/18/2025	924,915	687,520
William Morris Endeavor Entertainment LLC FRS BTL-B1 4.37% (3 ML+2.75%) due 05/18/2025	825,505	613,625

		1,301,145

Total Loans (cost $6,038,040)		2,777,978

COMMON STOCKS — 0.2%
Television — 0.2%
ION Media Networks, Inc.†(1)(4) (cost $8)	822	482,803

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Food-Dairy Products — 0.5%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028* (cost $1,466,575)	1,410,000	1,452,300

ESCROWS AND LITIGATION TRUSTS — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(2)(3)	750,000	0
Hellas Telecommunications Luxembourg II SCA Sub. Notes 6.03% due 01/15/2015*†(1)(2)(3)	1,210,000	0
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(1)	547,482	3,614

Total Escrows and Litigation Trusts (cost $2,507,482)		3,614

Total Long-Term Investment Securities (cost $278,420,623)		255,097,441

SHORT-TERM INVESTMENT SECURITIES — 1.7%
Registered Investment Companies — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.22%(9) (cost $4,315,279)	4,315,279	4,315,279

TOTAL INVESTMENTS (cost $282,735,902)	99.8%	259,412,720
Other assets less liabilities	0.2	460,772

NET ASSETS	100.0%	$259,873,492

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2020, the aggregate value of these securities was $169,577,342 representing 65.3% of net assets.

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	Security in default of interest and principal at maturity.
(3)	Company has filed for bankruptcy protection.
(4)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2020, the Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets
Loans
RentPath LLC
10.61% due 12/17/2022	06/04/2015	1,358,240	$1,336,880
	07/20/2015	800,000	787,419
	02/14/2017	55,000	54,135
	07/13/2017	700,000	688,991

		2,913,240	2,867,425	$268,018	$9.20	0.10%
Common Stocks
ION Media Networks, Inc.	03/05/2014	822	8	482,803	587.35	0.19%

				$750,821		0.29%

(5)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(6)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(7)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(8)	Perpetual maturity – maturity date reflects the next call date.
(9)	The rate shown is the 7-day yield as of April 30, 2020.
(10)	Security in default

FRS	— Floating Rate Security

The rates shown on FRS are the current interest rates at April 30, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

TBD

— Senior loan purchased on a when issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$202,058,830	$—	$202,058,830
Foreign Corporate Bonds & Notes	—	48,321,916	—	48,321,916
Loans:
E-Commerce/Services	—	—	268,018	268,018
Other Industries	—	2,509,960	—	2,509,960
Common Stocks	—	—	482,803	482,803
Preferred Securities/Capital Securities	—	1,452,300	—	1,452,300
Escrows and Litigation Trusts	—	—	3,614	3,614
Short-Term Investment Securities	4,315,279	—	—	4,315,279

Total Investments at Value	$4,315,279	$254,343,006	$754,435	$259,412,720

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Putnam International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.4%
Australia — 4.1%
Australia & New Zealand Banking Group, Ltd.	305,551	$3,285,136
Qantas Airways, Ltd.	674,285	1,669,361
QBE Insurance Group, Ltd.	402,756	2,168,033
Telstra Corp., Ltd.	697,677	1,373,965

		8,496,495

Canada — 3.8%
BCE, Inc.	58,900	2,381,897
Magna International, Inc.	50,312	1,960,503
Suncor Energy, Inc.	186,151	3,319,277

		7,661,677

Finland — 0.9%
Fortum Oyj	113,587	1,887,409

France — 12.7%
AXA SA	198,119	3,521,594
Cie de Saint-Gobain	56,802	1,509,102
Eurazeo SE	43,252	2,070,678
La Francaise des Jeux SAEM†*	19,785	566,377
Sanofi	60,751	5,943,491
TOTAL SA	71,600	2,581,705
Veolia Environnement SA	196,049	4,190,657
Vinci SA	75,330	6,174,719

		26,558,323

Germany — 4.3%
Allianz SE	15,846	2,935,529
LANXESS AG	34,994	1,732,089
Siemens AG	46,122	4,284,212

		8,951,830

Hong Kong — 2.9%
AIA Group, Ltd.	660,000	6,007,619

Ireland — 2.9%
CRH PLC	78,382	2,369,665
Dalata Hotel Group PLC	401,701	1,308,644
Kerry Group PLC, Class A (ISE)	10,972	1,258,466
Kerry Group PLC, Class A (LSE)	9,593	1,101,418

		6,038,193

Italy — 0.8%
UniCredit SpA†	216,435	1,671,934

Japan — 22.3%
Asahi Group Holdings, Ltd.	71,000	2,454,781
Hoya Corp.	33,200	3,034,055
ITOCHU Corp.	187,600	3,686,533
KDDI Corp.	70,700	2,037,250
Kyocera Corp.	26,300	1,405,741
Minebea Mitsumi, Inc.	195,000	3,189,825
Mitsubishi Corp.	228,400	4,865,364
Mizuho Financial Group, Inc.	1,531,600	1,783,455
Nintendo Co., Ltd.	4,700	1,946,467
Nippon Telegraph & Telephone Corp.	223,200	5,085,006
NSK, Ltd.	213,700	1,476,172
ORIX Corp.	188,300	2,241,473
Panasonic Corp.	203,600	1,556,471
Seven & i Holdings Co., Ltd.	60,600	1,996,643
Shiseido Co., Ltd.	28,300	1,669,410
Sony Corp.	51,100	3,278,330
Sumitomo Mitsui Financial Group, Inc.	141,900	3,737,044
Yamaha Motor Co., Ltd.	91,400	1,183,826

		46,627,846

Jersey — 1.5%
Ferguson PLC	42,998	3,109,912

Netherlands — 5.0%
ING Groep NV	762,964	4,194,422
Koninklijke Ahold Delhaize NV	133,777	3,251,084
Unilever NV	61,721	3,085,302

		10,530,808

Norway — 0.8%
DNB ASA	147,195	1,788,642

Singapore — 0.8%
DBS Group Holdings, Ltd.	125,900	1,764,742

South Korea — 2.3%
Samsung Electronics Co., Ltd.	115,150	4,744,998

Spain — 1.3%
Aena SME SA*	13,062	1,653,366
CaixaBank SA	637,823	1,148,607

		2,801,973

Sweden — 0.2%
Skandinaviska Enskilda Banken AB, Class A†	64,350	528,765

Switzerland — 9.0%
Alcon, Inc.†	15,314	809,074
Credit Suisse Group AG	127,954	1,158,752
Novartis AG	107,722	9,189,340
Partners Group Holding AG	2,311	1,821,772
SIG Combibloc Group AG	265,247	4,272,018
UBS Group AG	148,815	1,596,490

		18,847,446

Taiwan — 0.9%
Sino-American Silicon Products, Inc.	675,000	1,978,080

United Kingdom — 20.9%
Anglo American PLC	141,312	2,523,109
Ashtead Group PLC	136,660	3,750,030
AstraZeneca PLC	68,375	7,172,842
BAE Systems PLC	295,989	1,897,455
BP PLC	1,029,646	4,065,721
Compass Group PLC	108,491	1,827,885
Imperial Brands PLC	131,851	2,790,604
Lloyds Banking Group PLC	2,147,673	873,540
Prudential PLC	283,929	4,043,977
Quilter PLC*	1,681,400	2,612,131
Rio Tinto PLC	59,122	2,747,791
Royal Dutch Shell PLC, Class B	125,107	2,030,729
SSE PLC	189,557	2,987,641
Vodafone Group PLC	3,073,711	4,346,355

		43,669,810

United States — 0.0%
Ovintiv, Inc.	52,460	327,887

Total Long-Term Investment Securities (cost $233,128,546)		203,994,389

SHORT-TERM INVESTMENT SECURITIES — 0.1%
United States Treasury Bills
1.51% due 07/16/2020	$20,000	19,996
1.52% due 06/11/2020	35,000	34,996
1.54% due 05/07/2020	11,000	11,000

Total Short-Term Investment Securities (cost $65,873)		65,992

REPURCHASE AGREEMENTS — 1.1%
Agreement with Bank of America N.A., bearing interest at 0.01%, dated 04/30/2020, to be repurchased 05/01/2020 in the amount $2,314,001 and collateralized by $2,262,000 of United States Treasury Notes, bearing interest at 2.38%, due 03/15/2022 and having an approximate value of $2,360,951. (cost $2,314,000)	2,314,000	2,314,000

TOTAL INVESTMENTS (cost $235,508,418)	98.6%	206,374,381
Other assets less liabilities	1.4	3,012,862

NET ASSETS	100.0%	$209,387,243

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2020, the aggregate value of these securities was $4,831,874 representing 2.3% of net assets.

ISE — Irish Stock Exchange

LSE — London Stock Exchange

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America N.A.	CAD	2,466,400	USD	1,759,735	07/15/2020	$—	$(12,483)
	USD	3,003,457	JPY	326,205,500	05/20/2020	36,747	—

						36,747	(12,483)

Barclays Bank PLC	CAD	800,300	USD	571,337	07/15/2020	—	(3,714)
	GBP	584,300	USD	725,157	06/17/2020	—	(10,901)
	HKD	4,224,100	USD	543,894	05/20/2020	—	(869)
	JPY	60,886,200	USD	598,039	05/20/2020	30,585	—
	USD	2,424,034	HKD	18,844,000	05/20/2020	6,190	—
	USD	633,986	SEK	5,969,800	06/17/2020	—	(21,810)

						36,775	(37,294)

Citibank N.A.	CAD	491,900	USD	350,995	07/15/2020	—	(2,457)
	USD	2,080,740	JPY	225,950,300	05/20/2020	25,096	—
	USD	640,084	DKK	4,286,300	06/17/2020	—	(10,061)

						25,096	(12,518)

Goldman Sachs International	JPY	148,700,800	USD	1,408,897	05/20/2020	23,020	—
	SEK	9,622,000	USD	988,044	06/17/2020	1,353	—
	USD	18,352	JPY	1,993,300	05/20/2020	226	—
	USD	2,264,648	CAD	3,171,300	07/15/2020	14,071	—

						38,670	—

HSBC Bank USA N.A.	CAD	598,800	USD	427,575	07/15/2020	—	(2,689)
	USD	442,298	JPY	47,446,100	05/20/2020	—	(105)
	USD	4,844,449	EUR	4,335,000	06/17/2020	—	(89,882)
	USD	923,365	AUD	1,513,700	07/15/2020	63,209	—

						63,209	(92,676)

JPMorgan Chase Bank N.A.	CAD	2,015,600	USD	1,439,766	07/15/2020	—	(8,532)
	CHF	5,567,700	USD	5,774,365	06/17/2020	—	(709)
	GBP	1,803,700	USD	2,331,654	06/17/2020	59,484	—
	KRW	6,777,066,200	USD	5,707,248	05/20/2020	126,430	—
	NOK	5,482,300	USD	590,560	06/17/2020	55,317	—
	USD	2,520,224	JPY	274,151,800	05/20/2020	34,846	—
	USD	1,213,766	KRW	1,486,746,200	05/20/2020	10,548	—
	USD	1,062,080	SGD	1,454,800	05/20/2020	—	(30,365)
	USD	3,276,302	EUR	2,927,400	06/17/2020	—	(65,571)
	USD	617,651	GBP	534,700	06/17/2020	55,925	—
	USD	820,341	AUD	1,344,500	07/15/2020	55,954	—
	USD	533,724	NZD	890,000	07/15/2020	11,988	—

						410,492	(105,177)

NatWest Markets PLC	USD	3,392,895	SEK	31,946,400	06/17/2020	—	(116,941)

State Street Bank and Trust Co.	CAD	1,397,200	USD	997,829	07/15/2020	—	(6,121)
	CHF	653,000	USD	676,077	06/17/2020	—	(1,245)
	EUR	2,161,200	USD	2,426,324	06/17/2020	55,950	—
	GBP	2,541,800	USD	3,211,568	06/17/2020	9,594	—
	JPY	124,186,500	USD	1,156,041	05/20/2020	—	(1,366)
	USD	622,746	JPY	66,653,600	05/20/2020	—	(1,540)
	USD	745,726	EUR	667,400	06/17/2020	—	(13,731)
	USD	1,637,738	GBP	1,311,700	06/17/2020	14,646	—
	USD	2,419,254	AUD	3,966,900	07/15/2020	166,225	—
	USD	974,878	ILS	3,531,300	07/15/2020	40,410	—

						286,825	(24,003)

Toronto Dominion Bank	EUR	666,900	USD	725,747	06/17/2020	—	(5,699)

UBS AG	CAD	4,817,500	USD	3,433,747	07/15/2020	—	(27,840)
	USD	3,630,919	JPY	396,894,800	05/20/2020	68,104	—
	USD	1,443,405	EUR	1,305,500	06/17/2020	—	(11,551)
	USD	525,956	SEK	5,239,200	06/17/2020	11,299	—

						79,403	(39,391)

Westpac Banking Corp.	CAD	133,400	USD	95,285	07/15/2020	—	(569)
	USD	179,913	EUR	161,000	06/17/2020	—	(3,331)

						—	(3,900)

Net Unrealized Appreciation/(Depreciation)						$977,217	$(450,082)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Currency

GBP — Pound Sterling

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

KRW — South Korean Won

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Industry Allocation*
Medical-Drugs	10.6%
Insurance-Life/Health	6.5
Banks-Commercial	5.9
Oil Companies-Integrated	5.8
Diversified Banking Institutions	5.1
Import/Export	4.1
Electronic Components-Misc.	3.6
Telephone-Integrated	3.4
Electronic Components-Semiconductors	3.2
Building-Heavy Construction	3.0
Cellular Telecom	2.8
Metal-Diversified	2.5
Food-Retail	2.5
Audio/Video Products	2.3
Cosmetics & Toiletries	2.3
Diversified Manufacturing Operations	2.1
Machinery-General Industrial	2.0
Water	2.0
Private Equity	1.9
Rental Auto/Equipment	1.8
Distribution/Wholesale	1.5
Electric-Distribution	1.4
Insurance-Multi-line	1.4
Tobacco	1.3
Investment Management/Advisor Services	1.3
Brewery	1.2
Building Products-Cement	1.2
Telecom Services	1.1
Food-Misc./Diversified	1.1
Repurchase Agreements	1.1
Finance-Leasing Companies	1.1
Insurance-Property/Casualty	1.0
Auto/Truck Parts & Equipment-Original	0.9
Toys	0.9
Aerospace/Defense	0.9
Electric-Integrated	0.9
Food-Catering	0.9
Chemicals-Diversified	0.8
Airlines	0.8
Airport Development/Maintenance	0.8
Building & Construction Products-Misc.	0.7
Metal Processors & Fabrication	0.7
Hotels/Motels	0.6
Motorcycle/Motor Scooter	0.6
Medical Instruments	0.4
Lottery Services	0.3
Oil Companies-Exploration & Production	0.2
U.S. Government Treasuries	0.1

98.6%

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$7,989,564	$196,004,825	**	$—	$203,994,389
Short-Term Investment Securities	—	65,992		—	65,992
Repurchase Agreements	—	2,314,000		—	2,314,000

Total Investments at Value	$7,989,564	$198,384,817		$—	$206,374,381

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$977,217		$—	$977,217

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$450,082		$—	$450,082

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

ASSET BACKED SECURITIES — 0.1%
United States — 0.1%
JPMorgan Mtg. Trust VRS Series 2017-4, Class A5 3.50% due 11/25/2048*(1)(3)
Total Asset Backed Securities (cost $346,851)	$340,311	$344,880

FOREIGN CORPORATE BONDS & NOTES — 2.5%
Australia — 0.2%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	1,290,000	1,298,838

Cayman Islands — 0.1%
Avolon Holdings Funding, Ltd. Company Guar. Notes 2.88% due 02/15/2025*	380,000	305,663

France — 0.6%
BPCE SA Company Guar. Notes 3.00% due 05/22/2022*	3,508,000	3,557,287

Guernsey — 0.1%
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 4.55% due 04/17/2026	250,000	277,227

Hong Kong — 0.1%
AIA Group, Ltd. Senior Notes 3.60% due 04/09/2029*	750,000	815,649

Ireland — 0.3%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	1,498,000	1,561,167

Luxembourg — 0.2%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 3.50% due 03/21/2026	1,049,000	1,110,020

Netherlands — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 3.40% due 05/01/2030*	108,000	107,965

Panama — 0.0%
Carnival Corp. Senior Sec. Notes 11.50% due 04/01/2023*	129,591	135,402

Spain — 0.1%
Banco Santander SA Senior Notes 2.71% due 06/27/2024	400,000	410,815

SupraNational — 0.3%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.88% due 06/18/2026*	1,592,000	1,668,152

United Kingdom — 0.5%
HSBC Holdings PLC Senior Notes 4.95% due 03/31/2030	667,000	788,719
Lloyds Banking Group PLC Senior Notes 2.86% due 03/17/2023	881,000	889,782
Prudential PLC Senior Notes 3.13% due 04/14/2030	397,000	409,592
Standard Chartered PLC Senior Notes 3.89% due 03/15/2024*	607,000	624,684

		2,712,777

Total Foreign Corporate Bonds & Notes (cost $13,845,357)		13,960,962

U.S. CORPORATE BONDS & NOTES — 9.0%
United States — 9.0%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*	479,000	508,917
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*	677,000	780,551
Aflac, Inc. Senior Notes 3.60% due 04/01/2030	284,000	319,455
Air Products and Chemicals, Inc. Senior Notes 2.70% due 05/15/2040	412,000	417,643
Alcon Finance Corp. Company Guar. Notes 3.00% due 09/23/2029*	1,000,000	1,041,167
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.00% due 01/15/2024	139,000	149,290
Altria Group, Inc. Company Guar. Notes 5.95% due 02/14/2049	636,000	797,774
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.00% due 04/13/2028	735,000	815,796
Ashtead Capital, Inc. Company Guar. Notes 4.00% due 05/01/2028*	716,000	683,780
AXA Equitable Holdings, Inc. Senior Notes 4.35% due 04/20/2028	302,000	315,881
Bank of America Corp. Senior Notes 2.88% due 10/22/2030	1,177,000	1,226,301
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	750,000	815,446
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	1,058,000	1,490,991

BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	646,000	662,108
Baxter International, Inc. Senior Notes 3.95% due 04/01/2030*	520,000	604,836
Bayer US Finance II LLC Company Guar. Notes 4.63% due 06/25/2038*	381,000	439,615
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	571,000	606,994
Boston Properties LP Senior Notes 4.50% due 12/01/2028	622,000	701,159
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*	883,000	1,010,406
Camden Property Trust Senior Notes 2.80% due 05/15/2030	244,000	253,072
Campbell Soup Co. Senior Notes 2.38% due 04/24/2030	605,000	614,018
Caterpillar, Inc. Senior Bonds 3.25% due 04/09/2050	590,000	646,666
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Bonds 3.70% due 04/01/2051	255,000	251,211
Cigna Corp. Company Guar. Notes 3.40% due 03/01/2027*	564,000	603,106
CIT Bank NA Senior Notes 2.97% due 09/27/2025	1,180,000	1,038,400
Citigroup, Inc. Senior Notes 2.60% due 06/01/2024	1,500,000	1,464,846
Comerica, Inc. Senior Notes 3.70% due 07/31/2023	640,000	673,572
Compass Bank Senior Notes 3.50% due 06/11/2021	1,500,000	1,512,639
Conagra Brands, Inc. Senior Notes 4.85% due 11/01/2028	557,000	652,750
Constellation Brands, Inc. Senior Notes 2.88% due 05/01/2030	73,000	74,208
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	616,000	637,385
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	562,000	432,740
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	471,000	596,861
Devon Energy Corp. Senior Notes 5.85% due 12/15/2025	650,000	632,051
Digital Realty Trust LP Company Guar. Notes 3.70% due 08/15/2027	1,500,000	1,603,071
Discover Financial Services Senior Notes 4.50% due 01/30/2026	588,000	611,474
Energy Transfer Operating LP Company Guar. Notes 4.05% due 03/15/2025	200,000	196,346
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	500,000	502,073
EQT Corp. Senior Notes 6.13% due 02/01/2025	919,000	875,347
Equifax, Inc. Senior Notes 2.60% due 12/15/2025	73,000	73,934
Exelon Corp. Senior Notes 4.70% due 04/15/2050	245,000	315,185
General Mills, Inc. Senior Notes 2.88% due 04/15/2030	200,000	213,965
General Motors Financial Co., Inc. Company Guar. Notes 3.15% due 06/30/2022	131,000	124,818
General Motors Financial Co., Inc. Senior Notes 5.10% due 01/17/2024	289,000	284,489
Hess Corp. Senior Notes 3.50% due 07/15/2024	198,000	178,581
Hess Corp. Senior Notes 5.80% due 04/01/2047	175,000	151,780
High Street Funding Trust II Senior Notes 4.68% due 02/15/2048*	395,000	452,490
Humana, Inc. Senior Notes 3.85% due 10/01/2024	197,000	212,573
JPMorgan Chase & Co. Senior Notes 2.01% due 03/13/2026	2,000,000	2,019,412
Kansas City Southern Company Guar. Notes 4.20% due 11/15/2069	546,000	541,095
Kimco Realty Corp. Senior Notes 3.80% due 04/01/2027	325,000	330,715

Kraft Foods Group, Inc. Company Guar. Notes 5.00% due 06/04/2042	353,000	358,592
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023*	991,000	1,038,468
Las Vegas Sands Corp. Senior Notes 3.20% due 08/08/2024	1,509,000	1,466,594
Manufacturers & Traders Trust Co. Sub. Notes 3.40% due 08/17/2027	1,000,000	1,060,190
Marathon Petroleum Corp. Senior Notes 4.50% due 04/01/2048	864,000	738,658
Mondelez International, Inc. Senior Notes 2.75% due 04/13/2030	151,000	160,726
Morgan Stanley Senior Notes 2.70% due 01/22/2031	1,197,000	1,223,153
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	500,000	551,013
Mosaic Co. Senior Notes 4.25% due 11/15/2023	237,000	240,935
MPLX LP Senior Notes 4.50% due 04/15/2038	500,000	446,425
Noble Energy, Inc. Senior Notes 3.25% due 10/15/2029	477,000	345,672
NVIDIA Corp. Senior Notes 3.50% due 04/01/2050	55,000	63,112
Occidental Petroleum Corp. Senior Notes 3.20% due 08/15/2026	1,381,000	994,320
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.55% due 12/15/2029	501,000	427,022
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 3.90% due 10/15/2029	582,000	523,073
Sempra Energy Senior Notes 3.55% due 06/15/2024	500,000	527,362
Sempra Energy Senior Notes 3.80% due 02/01/2038	1,145,000	1,217,222
Synchrony Financial Senior Notes 4.38% due 03/19/2024	263,000	258,409
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*	943,000	1,034,876
Texas Instruments, Inc. Senior Notes 1.75% due 05/04/2030	338,000	338,450
The Dow Chemical Co. Senior Notes 9.40% due 05/15/2039	363,000	580,987
Tyson Foods, Inc. Senior Notes 5.10% due 09/28/2048	496,000	643,554
Valero Energy Corp. Senior Notes 2.85% due 04/15/2025	319,000	316,417
VF Corp. Senior Notes 2.40% due 04/23/2025	162,000	164,756
ViacomCBS, Inc. Senior Notes 4.75% due 05/15/2025	296,000	316,824
Walt Disney Co. Company Guar. Notes 4.70% due 03/23/2050	240,000	321,094
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	1,478,000	1,596,612
Whirlpool Corp. Senior Notes 4.50% due 06/01/2046	578,000	604,680
Zimmer Biomet Holdings, Inc. Senior Notes 3.05% due 01/15/2026	766,000	773,974
Zimmer Biomet Holdings, Inc. Senior Notes 3.55% due 03/20/2030	150,000	154,642
Zions Bancorp NA Senior Notes 3.50% due 08/27/2021	595,000	597,660

Total U.S. Corporate Bonds & Notes (cost $51,446,935)		51,244,455

COMMON STOCKS — 9.2%
Australia — 0.1%
Aristocrat Leisure, Ltd.	2,586	42,122
Australia & New Zealand Banking Group, Ltd.	3,380	36,340
BHP Group, Ltd.	7,505	153,715
carsales.com, Ltd.	850	7,695
Commonwealth Bank of Australia	1,726	69,016
Computershare, Ltd.	980	7,627
CSL, Ltd.	437	86,620
Evolution Mining, Ltd.	7,649	24,725
Fortescue Metals Group, Ltd.	6,055	46,413
Macquarie Group, Ltd.	566	36,990
National Australia Bank, Ltd.	3,433	37,121
Northern Star Resources, Ltd.	3,342	26,790
Perseus Mining, Ltd.†	58,058	35,444
REA Group, Ltd.	140	7,938
Rio Tinto, Ltd.	749	42,190

Wesfarmers, Ltd.	2,100	50,693
Westpac Banking Corp.	3,847	39,939
Woodside Petroleum, Ltd.	4,982	71,139
Woolworths Group, Ltd.	1,044	24,062

		846,579

Austria — 0.0%
Erste Group Bank AG	2,514	54,684
Mayr-Melnhof Karton AG	70	9,624
OMV AG	810	26,569
Raiffeisen Bank International AG	679	11,721

		102,598

Belgium — 0.0%
Ageas	273	9,842
Anheuser-Busch InBev SA NV	763	35,416
Galapagos NV†	150	33,122
Sofina SA	48	11,320
UCB SA	152	13,927

		103,627

Bermuda — 0.0%
Arch Capital Group, Ltd.†	544	13,072
Athene Holding, Ltd., Class A†	610	16,470
China Gas Holdings, Ltd.	4,600	16,791
Essent Group, Ltd.	297	8,114
Everest Re Group, Ltd.	182	31,510
Helen of Troy, Ltd.†	90	14,785
Jardine Strategic Holdings, Ltd.	600	12,904

		113,646

Brazil — 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo	2,526	18,618
Cia. de Saneamento do Parana (Preference Shares)	35,100	32,144

		50,762

Canada — 0.3%
Alacer Gold Corp.†	8,300	42,575
Alamos Gold, Inc., Class A	1,611	12,974
Bank of Montreal	939	47,741
Bank of Nova Scotia	1,241	49,749
Barrick Gold Corp.	2,152	55,394
BCE, Inc.	1,206	48,770
Brookfield Asset Management, Inc., Class A	1,163	39,303
Canadian National Railway Co.	1,727	142,818
Canadian Natural Resources, Ltd.	1,401	23,461
Canadian Pacific Railway, Ltd.	191	43,410
Centerra Gold, Inc.	2,100	16,792
CI Financial Corp.	1,500	15,938
Cogeco Communications, Inc.	100	7,393
Computer Modelling Group, Ltd.	3,600	12,104
Dollarama, Inc.	600	18,820
Enbridge, Inc.	1,535	47,033
Franco-Nevada Corp.	100	13,230
Genworth MI Canada, Inc.	1,779	43,863
Gildan Activewear, Inc.	1,400	19,532
Keyera Corp.	1,177	17,461
Kirkland Lake Gold, Ltd.	977	40,387
Magna International, Inc.	1,200	46,760
Manulife Financial Corp.	9,019	113,584
Open Text Corp. (TSX)	800	30,231
Pan American Silver Corp.	1,482	31,515
Parex Resources, Inc.†	800	8,770
Royal Bank of Canada	1,179	72,530
Shopify, Inc., Class A†	80	50,736
SmartCentres Real Estate Investment Trust	3,318	50,821
SSR Mining, Inc.†	909	15,928
Sun Life Financial, Inc.	941	32,253
Suncor Energy, Inc.	1,805	32,185
TC Energy Corp.	1,048	48,231
Toronto-Dominion Bank	2,117	88,455
Tourmaline Oil Corp.	1,052	10,430
Westshore Terminals Investment Corp.	2,700	28,941

		1,420,118

Cayman Islands — 0.0%
BeiGene, Ltd. ADR†	45	6,877
CK Asset Holdings, Ltd.	7,000	43,278
ENN Energy Holdings, Ltd.	1,000	11,115
Fu Shou Yuan International Group, Ltd.	8,000	7,228
Momo, Inc. ADR	307	7,393
Want Want China Holdings, Ltd.	40,000	28,212
Wharf Real Estate Investment Co., Ltd.	5,000	21,230

		125,333

China — 0.0%
China Construction Bank Corp.	14,000	11,288

Curacao — 0.0%
Schlumberger, Ltd.	1,338	22,505

Denmark — 0.1%
Chr. Hansen Holding A/S	331	28,556
Coloplast A/S, Class B	116	18,319
DSV PANALPINA A/S	442	45,693
Novo Nordisk A/S, Class B	4,003	255,608
Novozymes A/S, Class B	1,222	59,945
Orsted A/S*	345	34,932
Pandora A/S	526	18,712
Scandinavian Tobacco Group A/S*	2,016	23,254
Vestas Wind Systems A/S	342	29,493

		514,512

Finland — 0.0%
Elisa Oyj	582	35,380
Neste Oyj	405	14,366
Nokia Oyj	5,130	18,523
Nordea Bank Abp†	2,950	19,078
Orion Oyj, Class B†	1,002	50,956
UPM-Kymmene Oyj	1,017	28,182

		166,485

France — 0.3%
Air Liquide SA	587	74,755
Atos SE	328	23,421
AXA SA	3,272	58,160
BNP Paribas SA	1,936	60,937

Bureau Veritas SA	1,925	39,999
Cie de Saint-Gobain	2,395	63,630
Danone SA	1,675	116,200
Dassault Systemes SE	125	18,313
Engie SA	2,753	29,907
EssilorLuxottica SA	347	42,887
Eutelsat Communications SA	1,354	15,206
Gaztransport Et Technigaz SA	364	26,450
Ipsen SA	174	12,928
Kering SA	77	38,887
L’Oreal SA	545	158,609
Legrand SA	733	49,463
LVMH Moet Hennessy Louis Vuitton SE	313	121,065
Metropole Television SA	3,122	34,782
Peugeot SA	1,247	17,897
Publicis Groupe SA	903	26,873
Rubis SCA	225	10,110
Sanofi	866	84,724
Sartorius Stedim Biotech†	78	18,742
Schneider Electric SE	886	81,169
Societe BIC SA	158	7,914
Societe Generale SA	1,845	28,881
TOTAL SA	4,659	167,991
Vinci SA	851	69,756

		1,499,656

Germany — 0.2%
adidas AG	150	34,335
Allianz SE	525	97,258
BASF SE	1,234	63,432
Bayer AG	705	46,655
Daimler AG	1,259	43,460
Delivery Hero SE†	120	10,111
Deutsche Bank AG	3,866	28,793
Deutsche Telekom AG†	4,160	60,774
Deutsche Wohnen SE	709	28,769
E.ON SE	3,131	31,338
Henkel AG & Co. KGaA (Preference Shares)	664	59,186
Infineon Technologies AG	1,402	26,051
RWE AG	743	21,337
SAP SE	1,972	235,196
Siemens AG	760	70,595
Volkswagen AG (Preference Shares)	492	69,043
Wirecard AG	106	10,520

		936,853

Guernsey — 0.0%
Amdocs, Ltd.	1,676	108,002

Hong Kong — 0.1%
AIA Group, Ltd.	16,600	151,101
BOC Hong Kong Holdings, Ltd.	15,500	47,015
CNOOC, Ltd.	8,000	8,980
Galaxy Entertainment Group, Ltd.	4,000	25,401
Guangdong Investment, Ltd.	4,000	8,242
Hang Lung Properties, Ltd.	6,000	12,813
Hang Seng Bank, Ltd.	2,300	40,354
Hong Kong & China Gas Co., Ltd.	26,000	46,011
Hong Kong Exchanges & Clearing, Ltd.	1,700	54,497
Hysan Development Co., Ltd.	14,000	46,769
Link REIT	6,200	54,991
PCCW, Ltd.	111,000	67,843
Sino Land Co., Ltd.	6,000	8,359
Sun Hung Kai Properties, Ltd.	4,000	54,126
Swire Properties, Ltd.	9,000	25,290

		651,792

India — 0.0%
Infosys, Ltd. ADR	4,696	43,344
Wipro, Ltd. ADR	2,650	8,719

		52,063

Indonesia — 0.0%
Bank Mandiri Persero Tbk PT	36,200	10,838
Telekomunikasi Indonesia Persero Tbk PT	96,900	22,774
Unilever Indonesia Tbk PT	17,000	9,403

		43,015

Ireland — 0.1%
Accenture PLC, Class A	589	109,077
Allegion PLC	381	38,306
CRH PLC	1,466	44,320
Eaton Corp. PLC	605	50,517
James Hardie Industries PLC CDI	1,106	15,859
Jazz Pharmaceuticals PLC†	259	28,555
Linde PLC	441	81,140
Medtronic PLC	1,712	167,143
nVent Electric PLC	394	7,348
Seagate Technology PLC	275	13,736
Smurfit Kappa Group PLC	766	24,061
Trane Technologies PLC	455	39,776

		619,838

Israel — 0.0%
Bank Hapoalim BM	3,590	23,066
Check Point Software Technologies, Ltd.†	585	61,858
NICE, Ltd., ADR†	87	14,294
Teva Pharmaceutical Industries, Ltd. ADR†	1,021	10,966
Wix.com, Ltd.†	66	8,633

		118,817

Italy — 0.1%
Enel SpA	14,755	101,015
Eni SpA	5,525	52,505
Hera SpA	2,311	8,567
Infrastrutture Wireless Italiane SpA*	2,356	24,956
Intesa Sanpaolo SpA	19,300	30,171
Italgas SpA	5,042	28,250
Moncler SpA	784	29,539
Recordati SpA	1,150	50,062
Telecom Italia SpA†	45,082	17,897
UniCredit SpA†	2,568	19,837

		362,799

Japan — 0.7%
ADEKA Corp.	1,700	21,442
Aica Kogyo Co., Ltd.	300	8,710
Amada Holdings Co., Ltd.	1,200	10,909
Asahi Group Holdings, Ltd.	1,800	62,234
Asahi Kasei Corp.	5,800	40,989
Astellas Pharma, Inc.	9,400	155,595
BayCurrent Consulting, Inc.	200	11,347
Brother Industries, Ltd.	2,500	42,393
Chugai Pharmaceutical Co., Ltd.	600	71,175
Dai Nippon Printing Co., Ltd.	700	14,834
Daiichi Sankyo Co., Ltd.	500	34,152
Daiwa Securities Group, Inc.	3,800	15,757
Denka Co., Ltd.	1,300	31,225
Eisai Co., Ltd.	200	13,934
FamilyMart Co., Ltd.	1,100	18,606
Fast Retailing Co., Ltd.	100	47,561
FCC Co., Ltd.	1,700	24,274
Fuji Electric Co., Ltd.	500	11,959
Fujitsu, Ltd.	200	19,485
Haseko Corp.	1,300	14,230
Hisamitsu Pharmaceutical Co., Inc.	500	23,486
Hitachi, Ltd.	2,700	81,009
Honda Motor Co., Ltd.	4,900	118,304
Hoya Corp.	900	82,248
Inaba Denki Sangyo Co., Ltd.	500	10,662
Inpex Corp.	11,800	75,203
Isuzu Motors, Ltd.	3,200	24,414
ITOCHU Corp.	2,100	41,267
JTEKT Corp.	6,100	44,797
Kakaku.com, Inc.	1,400	28,442
Kaken Pharmaceutical Co., Ltd.	300	16,397
Kamigumi Co., Ltd.	4,600	80,984
Kao Corp.	700	53,994
KDDI Corp.	5,800	167,129
Keyence Corp.	200	71,853
Koito Manufacturing Co., Ltd.	900	34,077
Komatsu, Ltd.	2,800	53,381
Mebuki Financial Group, Inc.	32,600	68,602
Mitsubishi Gas Chemical Co., Inc.	900	11,035
Mitsubishi UFJ Financial Group, Inc.	30,400	122,160
Mitsui & Co., Ltd.	5,600	78,548
Mitsui Fudosan Co., Ltd.	1,500	27,695
Mizuho Financial Group, Inc.	54,000	62,880
Murata Manufacturing Co., Ltd.	700	38,941
Nexon Co., Ltd.	2,200	35,583
NGK Spark Plug Co., Ltd.	1,000	14,988
Nidec Corp.	500	29,042
Nifco, Inc.	500	9,679
Nikkon Holdings Co. Ltd.†	400	7,779
Nintendo Co., Ltd.	100	41,414
Nippon Kayaku Co., Ltd.	900	8,709
Nippon Telegraph & Telephone Corp.	1,700	38,730
Nissan Chemical Corp.	700	26,761
Nomura Holdings, Inc.	5,100	21,215
Nomura Research Institute, Ltd.	1,900	46,227
NTT DOCOMO, Inc.	7,200	211,337
Odakyu Electric Railway Co., Ltd.	3,100	68,181
Olympus Corp.†	1,100	17,517
Ono Pharmaceutical Co., Ltd.	1,400	33,593
Oracle Corp. Japan	500	51,396
Oriental Land Co., Ltd.	300	37,991
Orix JREIT, Inc.	38	45,529
Osaka Gas Co., Ltd.	1,500	27,813
Recruit Holdings Co., Ltd.	1,400	41,070
Rinnai Corp.	100	7,573
Sankyu, Inc.	200	7,715
Sanwa Holdings Corp.	1,200	9,378
Sawai Pharmaceutical Co., Ltd.	200	10,912
Secom Co., Ltd.	600	50,059
Sekisui Chemical Co., Ltd.	6,200	78,574
Sekisui House, Ltd.	1,200	20,653
Seven & i Holdings Co., Ltd.	1,100	36,243
Shin-Etsu Chemical Co., Ltd.	400	44,317
Shionogi & Co., Ltd.	2,000	109,746
Shiseido Co., Ltd.	500	29,495
Showa Denko KK	800	17,544
SMC Corp.	100	45,722
Sony Corp.	1,100	70,571
Stanley Electric Co., Ltd.	700	15,992
SUMCO Corp.	700	9,999
Sumitomo Corp.	3,500	39,784
Sumitomo Electric Industries, Ltd.	3,300	33,931
Sumitomo Mitsui Financial Group, Inc.	1,100	28,969
Sumitomo Seika Chemicals Co., Ltd	400	10,980
Suzuki Motor Corp.	500	16,047
Sysmex Corp.	300	20,685
Takeda Pharmaceutical Co., Ltd.	1,400	50,271
TechnoPro Holdings, Inc.	400	22,719
Terumo Corp.	600	19,801
Tokyo Electron, Ltd.	200	42,310
Tokyo Gas Co., Ltd.	1,200	26,235
Toppan Printing Co., Ltd.	1,300	19,388
Toyo Seikan Group Holdings, Ltd.	1,700	17,298
Toyota Motor Corp.	2,800	172,813
Toyota Tsusho Corp.	700	16,736
Trend Micro, Inc.	1,400	70,807
Ube Industries, Ltd.	2,600	43,809
USS Co., Ltd.	3,200	50,721
West Holdings Corp.	1,560	25,844
Yamaha Motor Co., Ltd.	1,300	16,838
Yokogawa Electric Corp.	2,200	30,050
Yokohama Rubber Co., Ltd.	600	7,701
Yuasa Trading Co., Ltd.	600	16,203
Zenkoku Hosho Co., Ltd.	100	2,926

		4,270,232

Jersey — 0.0%
Ferguson PLC	354	25,604
Glencore PLC	11,401	21,163
Polymetal International PLC	1,041	21,221

		67,988

Luxembourg — 0.0%
RTL Group SA	279	9,319

Malaysia — 0.0%
Astro Malaysia Holdings Bhd	129,200	28,294
Heineken Malaysia Bhd†	1,300	7,211

		35,505

Marshall Islands — 0.0%
Teekay Tankers, Ltd.†	636	12,917

Mexico — 0.0%
Bolsa Mexicana de Valores SAB de CV	2,749	4,961
Concentradora Fibra Danhos SA de CV	27,000	20,938
Kimberly-Clark de Mexico SAB de CV, Class A	6,800	9,607

		35,506

Netherlands — 0.2%
Airbus SE†	470	29,880
ASML Holding NV (Euronext Amsterdam)	482	143,178
ASR Nederland NV	1,545	41,623
Heineken NV	516	43,931
ING Groep NV	8,862	48,719
Just Eat Takeaway.com NV†*	189	19,291
Koninklijke Ahold Delhaize NV	1,537	37,353
Koninklijke Philips NV†	939	40,927
LyondellBasell Industries NV, Class A	758	43,926
Mylan NV†	2,588	43,401
NN Group NV	1,190	34,484
NXP Semiconductors NV	325	32,360
Pharming Group NV†	4,910	7,251
Prosus NV†	625	47,441
QIAGEN NV†	259	10,793
Signify NV*	660	13,478
Unilever NV	3,694	184,655
Wolters Kluwer NV	1,297	95,495

		918,186

New Zealand — 0.0%
Spark New Zealand, Ltd.	16,319	44,028

Norway — 0.0%
Equinor ASA	7,054	99,020
TGS NOPEC Geophysical Co. ASA	2,068	31,853

		130,873

Poland — 0.0%
Powszechna Kasa Oszczednosci Bank Polski SA	1,580	8,382

Portugal — 0.0%
NOS SGPS SA	5,083	18,977

Russia — 0.0%
Lukoil PJSC ADR	474	30,606
Tatneft PJSC ADR	265	11,620

		42,226

Singapore — 0.1%
ComfortDelGro Corp., Ltd.	12,200	14,145
DBS Group Holdings, Ltd.	6,400	89,709
Flex, Ltd.†	1,305	12,737
Oversea-Chinese Banking Corp., Ltd.	7,700	49,227
Singapore Exchange, Ltd.	10,600	72,338
Singapore Press Holdings, Ltd.	41,200	44,117
UOL Group, Ltd.	1,300	6,277

		288,550

South Africa — 0.0%
AVI, Ltd.	3,338	14,178
Netcare, Ltd.	30,585	25,601
Vodacom Group, Ltd.	3,561	23,695

		63,474

South Korea — 0.0%
Hyundai Mobis Co., Ltd.	182	25,462
LG Corp.	390	19,676

		45,138

Spain — 0.1%
ACS Actividades de Construccion y Servicios SA	1,249	31,215
Banco Bilbao Vizcaya Argentaria SA	8,632	28,300
Banco Santander SA	15,087	33,733
Endesa SA	588	13,058
Iberdrola SA	6,412	64,278
Industria de Diseno Textil SA	1,456	37,143
Mediaset Espana Comunicacion SA	7,195	25,841
Naturgy Energy Group SA	1,345	23,768
Red Electrica Corp. SA	1,557	27,412
Repsol SA	2,510	22,909
Zardoya Otis SA	1,802	12,546

		320,203

Sweden — 0.1%
Assa Abloy AB, Class B	1,883	33,904
Atlas Copco AB, Class A	1,174	40,732
Epiroc AB, Class A	2,714	27,236
Essity AB, Class B†	1,607	52,213
Hennes & Mauritz AB, Class B	804	11,191
Industrivarden AB, Class C†	862	17,826
Sandvik AB†	3,445	53,271
Swedish Match AB	783	48,511
Telefonaktiebolaget LM Ericsson, Class B	3,211	27,950
Trelleborg AB, Class B†	752	9,669
Volvo AB, Class B	1,992	25,690

		348,193

Switzerland — 0.3%
ABB, Ltd.	2,885	54,840
Chubb, Ltd.	597	64,482
Cie Financiere Richemont SA	750	42,658
Credit Suisse Group AG	7,177	64,995
EMS-Chemie Holding AG	50	32,436
Garmin, Ltd.	761	61,763
Geberit AG	134	60,178
Givaudan SA	19	63,698
Lonza Group AG	65	28,409
Nestle SA	4,292	453,390
Novartis AG	3,799	324,078
Roche Holding AG	1,147	398,959
Sika AG	223	36,936
Swisscom AG	72	37,453
UBS Group AG	4,624	49,606
Zurich Insurance Group AG	217	69,175

		1,843,056

Taiwan — 0.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	675	35,863

Thailand — 0.0%
PTT Exploration & Production PCL NVDR	13,600	34,701
PTT PCL NVDR	12,600	13,712
TTW PCL NVDR	104,900	43,256

		91,669

Turkey — 0.0%
Turkcell Iletisim Hizmetleri AS	4,234	8,430

United Kingdom — 0.5%
Admiral Group PLC	327	9,605
Anglo American PLC	3,987	71,187
Ashmore Group PLC	1,077	5,153
Ashtead Group PLC	946	25,959
AstraZeneca PLC	1,319	138,369
Auto Trader Group PLC*	6,652	38,466
Aviva PLC	11,567	35,275
Babcock International Group PLC	2,627	13,960
BAE Systems PLC	3,565	22,854
Barclays PLC	42,207	56,387
Barratt Developments PLC	2,823	18,479
BP PLC	14,381	56,786
British American Tobacco PLC	1,847	71,728
Carnival PLC	770	10,599
Centrica PLC	24,577	12,367
Compass Group PLC	1,585	26,705
Diageo PLC	5,318	184,345
Dialog Semiconductor PLC†	261	8,237
GlaxoSmithKline PLC	11,300	236,579
Hikma Pharmaceuticals PLC	297	8,871
Howden Joinery Group PLC	2,399	15,885
HSBC Holdings PLC (LSE)	35,824	184,996
HSBC Holdings PLC (HKSE)	6,400	32,833
IG Group Holdings PLC	1,619	15,400
IMI PLC	758	7,907
Imperial Brands PLC	1,362	28,827
ITV PLC	19,108	18,430
Legal & General Group PLC	12,844	33,158
Liberty Global PLC, Class A†	1,404	27,266
Lloyds Banking Group PLC	67,288	27,369
London Stock Exchange Group PLC	310	29,139
Meggitt PLC	3,201	11,275
Moneysupermarket.com Group PLC	6,387	25,568
National Grid PLC	4,440	52,262
PayPoint PLC	1,621	13,499
Prudential PLC	5,356	76,285
Reckitt Benckiser Group PLC	693	57,908
Redrow PLC	2,377	13,818
RELX PLC (LSE)	5,719	129,523
Rio Tinto PLC	3,261	151,560
Rotork PLC	5,626	17,636
Royal Bank of Scotland Group PLC	4,783	6,669
Royal Dutch Shell PLC, Class A	3,524	58,914
Royal Dutch Shell PLC, Class A (EN Amsterdam)	921	15,646
Royal Dutch Shell PLC, Class B	8,780	142,516
RSA Insurance Group PLC	11,159	50,830
Sage Group PLC	1,762	14,216
Standard Chartered PLC	11,555	59,381
Synthomer PLC	2,632	9,408
Taylor Wimpey PLC	8,681	16,098
Unilever PLC	2,202	113,848
Victrex PLC	1,107	27,846
Vistry Group PLC	773	7,873
Vodafone Group PLC	21,978	31,078

		2,576,778

United States — 5.9%
3M Co.	1,424	216,334
Abbott Laboratories	1,815	167,143
AbbVie, Inc.	3,124	256,793
Activision Blizzard, Inc.	1,586	101,076
Adobe, Inc.†	654	231,281
Advanced Micro Devices, Inc.†	911	47,727
Affiliated Managers Group, Inc.	235	16,441
Aflac, Inc.	2,137	79,582
Agilent Technologies, Inc.	343	26,294
Air Products & Chemicals, Inc.	205	46,244
Akamai Technologies, Inc.†	127	12,409
Alexion Pharmaceuticals, Inc.†	274	29,447
Align Technology, Inc.†	69	14,825
Alnylam Pharmaceuticals, Inc.†	112	14,750
Alphabet, Inc., Class A†	197	265,300
Alphabet, Inc., Class C†	608	819,985
Altria Group, Inc.	3,145	123,441
Amazon.com, Inc.†	544	1,345,856
American Equity Investment Life Holding Co.	1,663	34,956
American Express Co.	609	55,571
American Financial Group, Inc.	823	54,516
American Tower Corp.	402	95,676
Ameriprise Financial, Inc.	666	76,550
AMETEK, Inc.	940	78,838
Amgen, Inc.	1,178	281,801
Amphenol Corp., Class A	505	44,571
Analog Devices, Inc.	426	46,690
ANSYS, Inc.†	199	52,104
Anthem, Inc.	740	207,740
Apache Corp.	434	5,677
Apple Hospitality REIT, Inc.	1,466	14,191
Apple, Inc.	5,992	1,760,450
Applied Materials, Inc.	2,137	106,166
Argonaut Gold, Inc.†	10,300	10,730
Arista Networks, Inc.†	71	15,570
AT&T, Inc.	11,494	350,222
Autodesk, Inc.†	235	43,976
Autoliv, Inc.	460	27,609
Automatic Data Processing, Inc.	1,769	259,495
AutoZone, Inc.†	32	32,650
Bank of America Corp.	11,684	281,000
Bank of New York Mellon Corp.	2,833	106,351
Baxter International, Inc.	477	42,348
Becton Dickinson and Co.	260	65,658

Berkshire Hathaway, Inc., Class B†	1,420	266,051
Best Buy Co., Inc.	242	18,569
Biogen, Inc.†	668	198,282
BlackRock, Inc.	103	51,710
Blackstone Group, Inc., Class A	620	32,389
Boeing Co.	377	53,165
Booking Holdings, Inc.†	102	151,018
BorgWarner, Inc.	1,034	29,541
Boston Scientific Corp.†	1,456	54,571
Brady Corp., Class A	191	8,316
Bristol-Myers Squibb Co.	4,786	291,037
Broadcom, Inc.	637	173,022
Broadridge Financial Solutions, Inc.	949	110,084
Brown-Forman Corp., Class B	383	23,823
Brunswick Corp.	261	12,455
C.H. Robinson Worldwide, Inc.	762	54,026
Cactus, Inc., Class A	1,612	28,661
Capital One Financial Corp.	1,094	70,847
Carlisle Cos., Inc.	299	36,167
Carrier Global Corp.†	628	11,122
Catalyst Pharmaceuticals, Inc.†	4,511	21,382
Caterpillar, Inc.	548	63,776
CBRE Group, Inc., Class A†	487	20,907
CDW Corp.	483	53,516
Celanese Corp.	468	38,877
Centene Corp.†	617	41,080
CenturyLink, Inc.	1,226	13,020
Cerner Corp.	449	31,156
Charles Schwab Corp.	1,011	38,135
Charter Communications, Inc., Class A†	126	62,399
Chemed Corp.	41	17,079
Chevron Corp.	2,547	234,324
Chipotle Mexican Grill, Inc.†	29	25,478
Cigna Corp.	323	63,237
Cintas Corp.	216	47,915
Cisco Systems, Inc.	8,894	376,928
Citigroup, Inc.	3,753	182,246
Citizens Financial Group, Inc.	1,741	38,981
Citrix Systems, Inc.	252	36,543
City Holding Co.	70	4,731
Clorox Co.	223	41,576
CME Group, Inc.	281	50,077
Coca-Cola Co.	7,875	361,384
Cognizant Technology Solutions Corp., Class A	1,560	90,511
Coherus Biosciences, Inc.†	1,134	18,824
Colgate-Palmolive Co.	2,273	159,724
Comcast Corp., Class A	4,099	154,245
Commerce Bancshares, Inc.	181	11,075
Commercial Metals Co.	430	6,854
Community Bank System, Inc.	116	7,249
Conagra Brands, Inc.	561	18,760
Concho Resources, Inc.	343	19,455
ConocoPhillips	1,074	45,215
Constellation Brands, Inc., Class A	194	31,950
Copart, Inc.†	501	40,135
Corning, Inc.	1,611	35,458
Corteva, Inc.	782	20,481
Costco Wholesale Corp.	506	153,318
Crane Co.	150	8,168
Crown Castle International Corp.	404	64,410
CSX Corp.	1,456	96,431
Curtiss-Wright Corp.	151	15,651
CVB Financial Corp.	801	16,649
CVS Health Corp.	918	56,503
D.R. Horton, Inc.	1,183	55,861
Danaher Corp.	556	90,884
Deere & Co.	323	46,854
Deluxe Corp.	3,000	84,510
DexCom, Inc.†	73	24,470
Digital Realty Trust, Inc.	296	44,249
Discover Financial Services	461	19,809
Discovery, Inc., Class A†	2,328	52,194
DocuSign, Inc.†	114	11,942
Dolby Laboratories, Inc., Class A	270	16,208
Dollar General Corp.	218	38,215
Dollar Tree, Inc.†	252	20,077
Dominion Energy, Inc.	918	70,805
Donaldson Co., Inc.	333	14,595
Dover Corp.	653	61,153
Dow, Inc.	808	29,646
Duke Energy Corp.	314	26,583
DuPont de Nemours, Inc.	794	37,334
Eagle Pharmaceuticals, Inc.†	468	23,859
eBay, Inc.	3,695	147,172
Ecolab, Inc.	270	52,245
Edison International	369	21,664
Edwards Lifesciences Corp.†	203	44,153
Electronic Arts, Inc.†	287	32,793
Eli Lilly & Co.	1,476	228,249
Emerson Electric Co.	1,242	70,831
EnerSys	147	8,583
EOG Resources, Inc.	799	37,960
EPR Properties	288	8,473
Equinix, Inc.	78	52,666
Equity LifeStyle Properties, Inc.	1,139	68,693
Erie Indemnity Co., Class A	120	21,367
Estee Lauder Cos., Inc., Class A	203	35,809
Evercore, Inc., Class A	555	28,638
Evergy, Inc.	1,127	65,851
Eversource Energy	737	59,476
Exact Sciences Corp.†	153	12,084
Exelon Corp.	1,208	44,793
Expedia Group, Inc.	143	10,150
Expeditors International of Washington, Inc.	647	46,328
Exxon Mobil Corp.	3,652	169,708
Facebook, Inc., Class A†	3,053	624,980
FactSet Research Systems, Inc.	299	82,225
Fair Isaac Corp.†	22	7,765
Fastenal Co.	2,582	93,520
Federated Hermes, Inc.	1,510	34,383
FedEx Corp.	247	31,312
Fidelity National Information Services, Inc.	1,582	208,650
Fifth Third Bancorp	2,149	40,165
First American Financial Corp.	474	21,861
First Solar, Inc.†	230	10,122

Fiserv, Inc.†	2,154	221,991
Foot Locker, Inc.	565	14,481
Ford Motor Co.	4,093	20,833
Fox Corp., Class A	837	21,653
Franklin Resources, Inc.	1,082	20,385
General Dynamics Corp.	392	51,203
General Electric Co.	6,066	41,249
General Mills, Inc.	1,698	101,693
General Motors Co.	1,302	29,022
Gentex Corp.	4,032	97,736
Gilead Sciences, Inc.	1,170	98,280
Global Payments, Inc.	371	61,593
Globe Life, Inc.	1,594	131,250
Goldman Sachs Group, Inc.	482	88,408
Graco, Inc.	574	25,635
H&R Block, Inc.	1,430	23,810
HCA Healthcare, Inc.	608	66,807
Henry Schein, Inc.†	1,238	67,545
Hershey Co.	408	54,031
Hess Corp.	381	18,532
Hexcel Corp.	378	13,075
Home Depot, Inc.	1,609	353,706
Honeywell International, Inc.	1,340	190,146
Houlihan Lokey, Inc.	66	3,919
HP, Inc.	6,829	105,918
Hubbell, Inc.	177	22,024
Humana, Inc.	116	44,291
IAC/InterActiveCorp†	94	21,007
IDEX Corp.	257	39,483
Illinois Tool Works, Inc.	857	139,262
Illumina, Inc.†	108	34,455
Incyte Corp.†	217	21,192
Insight Enterprises, Inc.†	166	9,012
Intel Corp.	6,658	399,347
Intercontinental Exchange, Inc.	572	51,165
International Business Machines Corp.	814	102,206
International Flavors & Fragrances, Inc.	139	18,213
International Paper Co.	1,397	47,847
Intuit, Inc.	537	144,888
Intuitive Surgical, Inc.†	126	64,371
IQVIA Holdings, Inc.†	159	22,672
J.M. Smucker Co.	171	19,650
Jack Henry & Associates, Inc.	350	57,243
Jefferies Financial Group, Inc.	780	10,702
Johnson & Johnson	4,248	637,370
JPMorgan Chase & Co.	4,825	462,042
KBR, Inc.	571	11,568
KeyCorp	3,441	40,088
Keysight Technologies, Inc.†	229	22,160
Kimberly-Clark Corp.	1,218	168,669
Kimco Realty Corp.	2,096	22,867
Kinder Morgan, Inc.	2,495	37,999
KLA Corp.	524	85,983
Kontoor Brands, Inc.	268	5,202
Kraft Heinz Co.	689	20,897
Kroger Co.	825	26,078
L3Harris Technologies, Inc.	207	40,096
Lam Research Corp.	385	98,283
Landstar System, Inc.	181	18,699
Las Vegas Sands Corp.	497	23,866
Lear Corp.	273	26,658
Lennar Corp., Class A	382	19,127
Liberty Media Corp. - Liberty Formula One, Series C†	975	31,385
Lincoln National Corp.	1,423	50,474
Lockheed Martin Corp.	202	78,590
Lowe’s Cos., Inc.	598	62,641
M&T Bank Corp.	298	33,400
Marathon Petroleum Corp.	549	17,612
MarketAxess Holdings, Inc.	47	21,385
Marriott International, Inc., Class A	319	29,010
Marsh & McLennan Cos., Inc.	838	81,563
MasTec, Inc.†	462	16,586
Mastercard, Inc., Class A	1,204	331,064
Maxim Integrated Products, Inc.	872	47,943
McDonald’s Corp.	788	147,797
McKesson Corp.	172	24,295
MercadoLibre, Inc.†	31	18,089
Merck & Co., Inc.	4,455	353,460
MetLife, Inc.	2,824	101,890
MGIC Investment Corp.	2,120	15,497
Microchip Technology, Inc.	345	30,267
Micron Technology, Inc.†	892	42,718
Microsoft Corp.	9,545	1,710,559
Mohawk Industries, Inc.†	115	10,088
Mondelez International, Inc., Class A	1,363	70,113
Monster Beverage Corp.†	1,312	81,095
Moody’s Corp.	211	51,463
Morgan Stanley	2,155	84,972
Mosaic Co.	1,040	11,970
NetApp, Inc.	1,715	75,066
Netflix, Inc.†	465	195,230
Newmont Corp.	1,133	67,391
NextEra Energy, Inc.	528	122,031
NIKE, Inc., Class B	906	78,985
Norfolk Southern Corp.	725	124,048
Northrop Grumman Corp.	141	46,624
NVIDIA Corp.	625	182,675
NVR, Inc.†	12	37,200
Occidental Petroleum Corp.	798	13,247
Okta, Inc.†	128	19,366
Omnicom Group, Inc.	488	27,831
Oracle Corp.	5,624	297,903
Otis Worldwide Corp.†	314	15,986
Owens Corning	254	11,013
Palo Alto Networks, Inc.†	96	18,865
Paychex, Inc.	1,967	134,779
PayPal Holdings, Inc.†	1,803	221,769
PepsiCo, Inc.	2,552	337,604
Pfizer, Inc.	9,878	378,920
Philip Morris International, Inc.	2,420	180,532
Phillips 66	869	63,585
Pioneer Natural Resources Co.	176	15,719
PNC Financial Services Group, Inc.	1,069	114,030
Polaris, Inc.	294	20,853
PPG Industries, Inc.	604	54,861
Premier, Inc., Class A†	757	25,102
Primerica, Inc.	396	41,148

Principal Financial Group, Inc.	2,063	75,114
Procter & Gamble Co.	3,910	460,872
Progress Software Corp.	576	23,564
Progressive Corp.	623	48,158
Prologis, Inc.	825	73,615
Prudential Financial, Inc.	746	46,528
PS Business Parks, Inc.	236	30,465
Public Storage	485	89,943
PulteGroup, Inc.	457	12,919
QUALCOMM, Inc.	2,091	164,499
Quanta Services, Inc.	500	18,180
Radian Group, Inc.	477	7,145
Ralph Lauren Corp.	190	14,018
Raytheon Technologies Corp.	1,287	83,410
Regeneron Pharmaceuticals, Inc.†	74	38,915
Reliance Steel & Aluminum Co.	124	11,108
Republic Services, Inc.	806	63,142
ResMed, Inc.	283	43,956
RingCentral, Inc., Class A†	71	16,226
Robert Half International, Inc.	531	25,100
Rockwell Automation, Inc.	345	65,371
Ross Stores, Inc.	717	65,505
S&P Global, Inc.	550	161,084
salesforce.com, Inc.†	689	111,584
Sarepta Therapeutics, Inc.†	79	9,313
SBA Communications Corp.	128	37,110
SEI Investments Co.	1,296	66,044
Sempra Energy	496	61,430
ServiceNow, Inc.†	160	56,246
Sherwin-Williams Co.	83	44,519
Simon Property Group, Inc.	956	63,832
Simpson Manufacturing Co., Inc.	197	14,204
Snap, Inc., Class A†	775	13,648
Snap-on, Inc.	305	39,738
Southern Co.	1,130	64,105
Splunk, Inc.†	158	22,177
Square, Inc., Class A†	298	19,412
SS&C Technologies Holdings, Inc.	372	20,520
Starbucks Corp.	977	74,965
State Street Corp.	432	27,233
Stryker Corp.	593	110,553
Synaptics, Inc.†	117	7,651
Synchrony Financial	1,669	33,030
Sysco Corp.	561	31,567
T-Mobile US, Inc.†	299	26,252
T. Rowe Price Group, Inc.	1,116	129,043
Take-Two Interactive Software, Inc.†	159	19,247
Target Corp.	372	40,823
TD Ameritrade Holding Corp.	286	11,231
Tesla, Inc.†	126	98,517
Texas Instruments, Inc.	1,905	221,113
Thermo Fisher Scientific, Inc.	460	153,953
Timken Co.	199	7,478
TJX Cos., Inc.	1,239	60,773
TransDigm Group, Inc.	60	21,785
TripAdvisor, Inc.	224	4,473
Truist Financial Corp.	4,591	171,336
Twilio, Inc., Class A†	144	16,171
Twitter, Inc.†	607	17,409
Ulta Beauty, Inc.†	52	11,332
Union Pacific Corp.	614	98,111
United Parcel Service, Inc., Class B	526	49,791
United Therapeutics Corp.†	147	16,105
UnitedHealth Group, Inc.	1,664	486,670
Unum Group	1,010	17,625
US Bancorp	3,018	110,157
Valero Energy Corp.	411	26,037
Veeva Systems, Inc., Class A†	134	25,567
Ventas, Inc.	482	15,593
Verizon Communications, Inc.	6,349	364,750
Vertex Pharmaceuticals, Inc.†	227	57,022
VF Corp.	400	23,240
ViacomCBS, Inc., Class B	765	13,204
Visa, Inc., Class A	2,334	417,132
Walgreens Boots Alliance, Inc.	750	32,468
Walmart, Inc.	1,544	187,673
Walt Disney Co.	1,891	204,512
Waste Management, Inc.	1,114	111,422
Waters Corp.†	377	70,499
WD-40 Co.	72	12,548
Wells Fargo & Co.	6,085	176,769
Welltower, Inc.	564	28,894
Western Digital Corp.	268	12,349
Western Union Co.	4,346	82,878
Weyerhaeuser Co.	1,170	25,588
Workday, Inc., Class A†	190	29,241
Xilinx, Inc.	808	70,619
Yum! Brands, Inc.	372	32,152
Zimmer Biomet Holdings, Inc.	229	27,411
Zoetis, Inc.	415	53,664

		33,664,837

Total Common Stocks (cost $53,374,319)		52,750,618

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.5%
Canada — 0.1%
Enbridge, Inc. Series 16-A 6.00% due 01/15/2077	432,000	386,640

Mexico — 0.1%
Grupo Bimbo SAB de CV 5.95% due 04/17/2023*(2)	390,000	388,054

United States — 1.3%
Enterprise Products Operating LLC Company Guar. Notes 5.38% due 02/15/2078	548,000	475,395
General Electric Co. Series D 5.00% due 01/21/2021(2)	181,000	148,307
M&T Bank Corp. Series F 5.13% due 11/01/2026(2)	617,000	622,140

Progressive Corp. 5.38% due 03/15/2023 Series B 5.38% due 03/15/2023(2)	1,507,000	1,460,765
Prudential Financial, Inc. 4.50% due 09/15/2047	642,000	613,110
Stanley Black & Decker, Inc. 4.00% due 03/15/2060	813,000	787,584
State Street Corp 5.63% due 12/15/2023(2)	598,000	583,050
Truist Financial Corp. Series N 4.80% due 09/01/2024(2)	3,592,000	3,358,017

		8,048,368

Total Preferred Securities/Capital Securities (cost $9,285,787)		8,823,062

WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings PCL NVDR Expires 02/16/2021† (cost $0)	11,700	354

EXCHANGE-TRADED FUNDS — 0.4%
iShares Core S&P 500 ETF	140	40,762
iShares JP Morgan USD Emerging Markets Bond ETF	20,734	2,083,767

Total Exchange-Traded Funds (cost $2,085,810)		2,124,529

Total Long-Term Investment Securities (cost $130,385,059)		129,248,860

SHORT-TERM INVESTMENT SECURITIES — 76.5%
Registered Investment Companies — 76.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.57%(4) (cost $436,310,583)	436,553,263	436,684,229

TOTAL INVESTMENTS (cost $566,695,642)	99.2%	565,933,089
Other assets less liabilities	0.8	4,846,875

NET ASSETS	100.0%	$570,779,964

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2020, the aggregate value of these securities was $17,609,274 representing 3.1% of net assets.

†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	The rate shown is the 7-day yield as of April 30, 2020.

ADR — American Depositary Receipt

EN Amsterdam — Euronext Amsterdam Stock Exchange

ETF — Exchange-Traded Funds

HKSE — Hong Kong Stock Exchange

LSE — London Stock Exchange

NVDR — Non-Voting Depositary Receipt

TSX — Toronto Stock Exchange

VRS — Variable Rate Security

The rates shown on VRS are the current interest rates at April 30, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
31	Long	SPI 200 Index	June 2020	2,486,808	2,749,456	262,648
12	Long	S&P/Toronto Stock Exchange 60 Index	June 2020	1,458,445	1,531,434	72,989
594	Long	Euro Stoxx 50 Index	June 2020	15,752,728	18,762,810	3,010,082
31	Long	Nikkei 225 E-Mini Index	June 2020	5,333,354	5,765,563	432,209
256	Long	FTSE 100 Index	June 2020	16,520,628	19,001,249	2,480,621
58	Long	Nasdaq 100 E-Mini Index	June 2020	9,064,254	10,426,660	1,362,406
914	Long	S&P 500 E-Mini Index	June 2020	123,967,402	132,639,680	8,672,278
4	Long	MSCI Emerging Markets Index	June 2020	152,012	181,180	29,168
250	Long	U.S. Treasury Long Bonds	June 2020	43,063,011	45,257,813	2,194,802
11	Long	U.S. Treasury Ultra Bonds	June 2020	2,278,359	2,472,594	194,235
46	Long	U.S. Treasury 10 Year Notes	June 2020	6,358,461	6,396,875	38,414
54	Long	U.S. Treasury 5 Year Notes	June 2020	6,721,400	6,776,156	54,756
63	Long	U.S. Treasury 2 Year Notes	June 2020	13,702,169	13,887,070	184,901

						$18,989,509

						Unrealized (Depreciation)
31	Long	E-Mini Russ 2000 Index	June 2020	2,107,585	2,025,385	(82,200)
407	Short	Euro Stoxx 50 Index	June 2020	11,644,069	12,855,999	(1,211,930)
24	Short	Topix Index	June 2020	3,154,489	3,238,612	(84,123)
267	Short	FTSE 100 Index	June 2020	17,928,308	19,817,708	(1,889,400)
34	Short	Nasdaq 100 E-Mini Index	June 2020	5,070,433	6,112,180	(1,041,747)
775	Short	S&P 500 E-Mini Index	June 2020	105,039,249	112,468,000	(7,428,751)
4	Short	MSCI Emerging Markets Index	June 2020	157,890	181,180	(23,290)
159	Short	U.S. Treasury Long Bonds	June 2020	28,752,099	28,783,968	(31,869)
249	Short	U.S. Treasury 10 Year Notes	June 2020	34,554,915	34,626,562	(71,647)
129	Short	U.S. Treasury 5 Year Notes	June 2020	16,130,910	16,187,484	(56,574)
75	Short	U.S. Treasury 2 Year Notes	June 2020	16,527,520	16,532,226	(4,706)

						$(11,926,237)

		Net Unrealized Appreciation (Depreciation)				$7,063,272

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	RUB	9,537,000	USD	124,002	05/06/2020	$—	$(4,499)
	THB	11,784,000	USD	360,012	05/20/2020	—	(4,203)
	USD	314,727	INR	24,138,000	05/06/2020	6,508	—
	USD	130,988	RUB	9,537,000	05/06/2020	—	(2,487)
	USD	245,543	DKK	1,682,000	05/20/2020	1,542	—
	USD	58,934	ZAR	1,112,400	05/20/2020	978	—

						9,028	(11,189)

Citibank N.A.	CAD	10,492,287	MXN	180,648,000	05/20/2020	—	(61,398)
	GBP	535,200	USD	634,272	05/13/2020	—	(39,829)

						—	(101,227)

Morgan Stanley and CO. International PLC	CHF	329,000	USD	339,565	05/20/2020	—	(1,415)
	IDR	43,818,227,000	USD	2,688,742	05/06/2020	—	(249,881)
	MXN	180,648,000	USD	7,428,022	05/20/2020	—	(48,522)
	MYR	11,077,000	USD	2,567,092	05/06/2020	—	(8,142)
	PHP	120,447,000	USD	2,341,960	05/06/2020	—	(46,880)
	USD	2,572,068	MYR	11,077,000	05/06/2020	3,165	—
	USD	363,224	GBP	300,100	05/13/2020	14,761	—
	USD	2,790,889	AUD	4,432,000	05/20/2020	97,368	—
	USD	58,811	ZAR	1,112,400	05/20/2020	1,102	—
	USD	578,586	IDR	9,025,942,000	06/09/2020	14,307	—

						130,703	(354,840)

State Street Bank London	USD	288	EUR	265	05/04/2020	3	—

UBS AG	AUD	2,769,000	NZD	2,921,655	05/20/2020	—	(12,435)
	BRL	20,548,000	USD	3,858,713	05/05/2020	80,048	—
	COP	8,953,285,000	USD	2,199,506	05/06/2020	—	(61,790)
	HUF	74,116,000	USD	226,523	05/20/2020	—	(3,833)
	ILS	735,000	USD	205,051	05/20/2020	—	(5,875)
	INR	196,734,000	USD	2,557,312	05/06/2020	—	(60,881)
	KRW	7,035,550,000	USD	5,762,347	05/06/2020	—	(11,833)
	NOK	4,666,000	USD	440,406	05/20/2020	—	(15,068)
	NZD	3,254,000	USD	1,941,011	05/20/2020	—	(54,915)
	PHP	13,577,000	USD	268,055	05/06/2020	—	(1,219)
	RUB	320,985,000	USD	4,246,690	05/06/2020	—	(78,233)
	USD	3,919,669	BRL	20,548,000	05/05/2020	—	(141,004)
	USD	57,170	CLP	48,639,000	05/06/2020	1,090	—
	USD	2,207,690	COP	8,953,285,000	05/06/2020	53,606	—
	USD	2,673,802	IDR	43,818,227,000	05/06/2020	264,821	—
	USD	2,265,634	INR	172,596,000	05/06/2020	31,323	—
	USD	5,774,536	KRW	7,035,550,000	05/06/2020	—	(355)
	USD	2,605,697	PHP	134,024,000	05/06/2020	52,417	—
	USD	4,214,066	RUB	320,985,000	05/06/2020	110,858	—
	USD	181,831	GBP	156,900	05/13/2020	15,789	—
	USD	338,241	AUD	533,000	05/20/2020	9,106	—
	USD	9,835,768	CAD	13,882,000	05/20/2020	137,435	—
	USD	2,115,057	CHF	2,044,000	05/20/2020	3,370	—
	USD	6,819,609	EUR	6,265,000	05/20/2020	47,789	—
	USD	2,596,752	GBP	2,078,579	05/20/2020	21,361	—
	USD	229,519	HUF	74,116,000	05/20/2020	837	—
	USD	4,984,745	JPY	536,531,534	05/20/2020	15,679	—
	USD	415,755	SEK	4,171,000	05/20/2020	11,847	—
	USD	177,185	ZAR	3,337,200	05/20/2020	2,553	—
	USD	338,714	SGD	483,000	06/02/2020	3,839	—
	USD	260,044	COP	1,053,062,000	06/09/2020	5,066	—
	USD	96,913	KRW	119,600,000	06/09/2020	1,579	—
	USD	267,501	PHP	13,577,000	06/09/2020	1,005	—
	ZAR	5,562,000	USD	297,798	05/20/2020	—	(1,766)

						871,418	(449,207)

Net Unrealized Appreciation/(Depreciation)						$1,011,152	$(916,463)

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

COP — Colombian Peso

DKK — Danish Krone

EUR — Euro Dollar

GBP — British Pound Sterling

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli Shekel

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PHP — Philippine Peso

RUB — New Russian Ruble

THB — Thai Baht

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

ZAR — South African Rand

Industry Allocation*
Registered Investment Companies	76.5%
Banks-Commercial	2.5
Diversified Banking Institutions	2.3
Medical-Drugs	1.7
Insurance-Life/Health	0.8
Electronic Components-Semiconductors	0.8
Oil Companies-Exploration & Production	0.7
Real Estate Investment Trusts	0.6
Banks-Super Regional	0.5
Pipelines	0.5
Food-Misc./Diversified	0.4
Exchange-Traded Funds	0.4
Diversified Financial Services	0.4
Oil Companies-Integrated	0.4
Medical Products	0.3
Applications Software	0.3
Tobacco	0.3
Electric-Distribution	0.3
Insurance-Property/Casualty	0.3
Diversified Manufacturing Operations	0.3
Computers	0.3
Gold Mining	0.3
Finance-Credit Card	0.3
Casino Hotels	0.3
E-Commerce/Products	0.3
Medical Instruments	0.3
Cellular Telecom	0.3
Cosmetics & Toiletries	0.3
Telephone-Integrated	0.3
Web Portals/ISP	0.3
Electric-Integrated	0.3
Brewery	0.2
Building Products-Cement	0.2
Pharmacy Services	0.2
Oil Refining & Marketing	0.2
Aerospace/Defense-Equipment	0.2
Transport-Rail	0.2
Auto-Cars/Light Trucks	0.2
Medical-HMO	0.2
Medical-Biomedical/Gene	0.2
Commercial Services-Finance	0.2
Internet Content-Entertainment	0.2
Machinery-Construction & Mining	0.2
Beverages-Non-alcoholic	0.2
Data Processing/Management	0.2
Enterprise Software/Service	0.2
Multimedia	0.2
Chemicals-Diversified	0.1
Tools-Hand Held	0.1
Banks-Fiduciary	0.1
Rental Auto/Equipment	0.1
Drug Delivery Systems	0.1
Food-Meat Products	0.1
Industrial Gases	0.1
Appliances	0.1
Semiconductor Equipment	0.1
Retail-Building Products	0.1
Retail-Discount	0.1
Insurance-Multi-line	0.1
Networking Products	0.1
Television	0.1
Food-Baking	0.1
Semiconductor Components-Integrated Circuits	0.1
Finance-Leasing Companies	0.1
Metal-Diversified	0.1
Instruments-Controls	0.1
Consumer Products-Misc.	0.1
Electronic Forms	0.1
Beverages-Wine/Spirits	0.1
Diversified Minerals	0.1
Textile-Apparel	0.1

99.2%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$344,880		$—	$344,880
Foreign Corporate Bonds & Notes	—	13,960,962		—	13,960,962
U.S. Corporate Bonds & Notes	—	51,244,455		—	51,244,455
Common Stocks	36,493,425	16,257,193	**	—	52,750,618
Preferred Securities/Capital Securities	—	8,823,062		—	8,823,062
Warrants	354	—		—	354
Exchange-Traded Funds	2,124,529	—		—	2,124,529
Short-Term Investment Securities	436,684,229	—		—	436,684,229

Total Investments at Value	$475,302,537	$90,630,552		$—	$565,933,089

Other Financial Instruments:†
Futures Contracts	$12,803,949	$6,185,560	**	$—	$18,989,509
Forward Foreign Currency Contracts	—	1,011,152		—	1,011,152

Total Other Financial Instruments	$12,803,949	$7,196,712		$—	$20,000,661

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$8,740,784	$3,185,453	**	$—	$11,926,237
Forward Foreign Currency Contracts	—	916,463		—	916,463

Total Other Financial Instruments	$8,740,784	$4,101,916		$—	$12,842,700

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares/ Prinipal Amount	Value (Note 1)

COMMON STOCKS — 94.8%
Advanced Materials — 0.1%
Haynes International, Inc.	1,399	$30,918
Lydall, Inc.†	1,919	21,493
Materion Corp.	2,285	118,226

		170,637

Advertising Agencies — 0.0%
MDC Partners, Inc., Class A†	6,367	9,105

Advertising Sales — 0.0%
Boston Omaha Corp., Class A†	1,180	19,152
Clear Channel Outdoor Holdings, Inc.†	5,500	5,306
National CineMedia, Inc.	7,014	23,146

		47,604

Advertising Services — 0.0%
Fluent, Inc.†	4,800	9,648
Marchex, Inc., Class B†	4,040	6,747
SharpSpring, Inc.†	1,219	8,399

		24,794

Aerospace/Defense — 0.2%
AeroVironment, Inc.†	2,397	144,443
Kratos Defense & Security Solutions, Inc.†	10,144	152,363
National Presto Industries, Inc.	560	45,534
Park Aerospace Corp.	2,103	27,991

		370,331

Aerospace/Defense-Equipment — 0.5%
AAR Corp.	3,753	73,484
Aerojet Rocketdyne Holdings, Inc.†	8,225	338,376
Astronics Corp.†	2,574	23,115
Barnes Group, Inc.	5,305	203,606
Coda Octopus Group, Inc.†	669	4,081
Ducommun, Inc.†	1,208	34,114
Kaman Corp.	3,115	120,737
Moog, Inc., Class A	3,492	172,784
Triumph Group, Inc.	5,584	39,311

		1,009,608

Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	10,731	10,335
Marrone Bio Innovations, Inc.†	5,840	4,264

		14,599

Agricultural Operations — 0.2%
Alico, Inc.	586	17,176
Andersons, Inc.	3,544	60,142
Cadiz, Inc.†	1,481	15,802
Fresh Del Monte Produce, Inc.	3,453	98,445
Limoneira Co.	1,760	23,496
Phibro Animal Health Corp., Class A	2,295	61,299
Tejon Ranch Co.†	2,364	32,387

		308,747

Airlines — 0.3%
Allegiant Travel Co.	1,463	114,816
Hawaiian Holdings, Inc.	5,121	73,742
Mesa Air Group, Inc.†	3,247	14,758
SkyWest, Inc.	5,546	171,649
Spirit Airlines, Inc.†	7,722	115,984

		490,949

Apparel Manufacturers — 0.3%
Centric Brands, Inc.†	1,881	1,562
Deckers Outdoor Corp.†	3,163	470,528
Delta Apparel, Inc.†	695	8,952
Kontoor Brands, Inc.	4,979	96,642
Oxford Industries, Inc.	1,873	78,516
Superior Group of Cos., Inc.	1,199	10,455
Vince Holding Corp.†	347	2,072

		668,727

Appliances — 0.1%
Hamilton Beach Brands Holding Co., Class A	727	9,589
iRobot Corp.†	3,122	190,317

		199,906

Applications Software — 0.7%
Appfolio, Inc., Class A†	1,769	194,342
Brightcove, Inc.†	4,375	34,125
Digi International, Inc.†	3,217	36,513
Ebix, Inc.	2,619	54,816
Five9, Inc.†	6,734	624,040
GTY Technology Holdings, Inc.†	4,461	17,442
Ideanomics, Inc.†	11,552	6,959
Immersion Corp.†	3,510	24,430
Majesco†	854	4,765
Model N, Inc.†	3,752	108,283
PDF Solutions, Inc.†	3,181	50,801
Sprout Social, Inc., Class A†	1,073	18,048
Upland Software, Inc.†	2,577	81,510
Verra Mobility Corp.†	14,362	128,683

		1,384,757

Athletic Equipment — 0.3%
Clarus Corp.	2,638	28,174
Fox Factory Holding Corp.†	4,236	216,078
Vista Outdoor, Inc.†	6,509	65,871
YETI Holdings, Inc.†	6,272	173,170

		483,293

Audio/Video Products — 0.1%
Daktronics, Inc.	4,125	18,645
Sonos, Inc.†	9,017	92,154
Universal Electronics, Inc.†	1,513	62,456

		173,255

Auto Repair Centers — 0.1%
Monro, Inc.	3,675	203,926

Auto-Heavy Duty Trucks — 0.1%
Blue Bird Corp.†	1,729	21,215
Navistar International Corp.†	5,582	132,684
REV Group, Inc.	3,058	16,269

		170,168

Auto-Truck Trailers — 0.0%
Wabash National Corp.	5,933	48,651

Auto/Truck Parts & Equipment-Original — 0.7%
Adient PLC†	9,873	147,898
American Axle & Manufacturing Holdings, Inc.†	12,609	54,471
Cooper-Standard Holdings, Inc.†	1,887	24,248
Dana, Inc.	16,263	187,024
Dorman Products, Inc.†	3,034	191,385
Gentherm, Inc.†	3,722	139,352

Meritor, Inc.†	7,995	163,897
Methode Electronics, Inc.	4,114	123,502
Miller Industries, Inc.	1,244	37,793
Modine Manufacturing Co.†	5,575	25,812
Spartan Motors, Inc.	3,795	53,472
Telenav, Inc.†	3,790	17,699
Tenneco, Inc., Class A†	5,712	29,645
Titan International, Inc.	5,646	7,961
Visteon Corp.†	3,144	189,583

		1,393,742

Auto/Truck Parts & Equipment-Replacement — 0.1%
Commercial Vehicle Group, Inc.†	3,419	8,274
Douglas Dynamics, Inc.	2,522	93,213
Motorcar Parts of America, Inc.†	2,104	29,940
Standard Motor Products, Inc.	2,370	96,435

		227,862

B2B/E-Commerce — 0.1%
ePlus, Inc.†	1,503	106,337

Banks-Commercial — 7.9%
1st Constitution Bancorp	997	12,662
1st Source Corp.	1,588	55,151
ACNB Corp.	902	25,220
Alerus Financial Corp.	336	5,712
Allegiance Bancshares, Inc.	2,108	52,869
Amalgamated Bank, Class A	1,559	16,681
American National Bankshares, Inc.	1,205	32,234
Ameris Bancorp	6,879	174,933
Ames National Corp.	999	21,179
Arrow Financial Corp.	1,435	40,897
Atlantic Capital Bancshares, Inc.†	2,410	30,245
Atlantic Union Bankshares Corp.	8,993	214,663
BancFirst Corp.	2,096	80,717
Bancorp, Inc.†	5,652	39,394
BancorpSouth Bank	11,170	244,511
Bank First Corp.	650	33,293
Bank of Commerce Holdings	1,950	14,996
Bank of Marin Bancorp	1,490	49,110
Bank of N.T. Butterfield & Son, Ltd.	5,961	131,202
Bank of Princeton	632	13,272
Bank7 Corp.	419	4,190
Bankwell Financial Group, Inc.	748	11,407
Banner Corp.	3,952	151,875
Bar Harbor Bankshares	1,717	31,558
Baycom Corp.†	1,178	14,525
BCB Bancorp, Inc.	1,677	16,971
Bridge Bancorp, Inc.	1,835	37,966
Bridgewater Bancshares, Inc.†	2,516	25,487
Bryn Mawr Bank Corp.	2,239	65,188
Business First Bancshares, Inc.	1,405	19,642
Byline Bancorp, Inc.	2,622	32,303
C&F Financial Corp.	380	13,513
Cadence BanCorp	14,137	93,587
Cambridge Bancorp	539	30,065
Camden National Corp.	1,690	55,347
Capital Bancorp, Inc.†	907	9,850
Capital City Bank Group, Inc.	1,512	33,324
Capstar Financial Holdings, Inc.	1,643	18,747
Carolina Financial Corp.	2,631	89,007
Carter Bank & Trust	2,549	24,165
Cathay General Bancorp	8,634	241,061
CBTX, Inc.	2,027	36,608
CenterState Bank Corp.	13,573	236,034
Central Pacific Financial Corp.	3,104	54,289
Central Valley Community Bancorp	1,253	18,331
Century Bancorp, Inc., Class A	319	23,826
Chemung Financial Corp.	404	9,898
Citizens & Northern Corp.	1,350	24,138
City Holding Co.	1,791	121,054
Civista Bancshares, Inc.	1,726	26,460
CNB Financial Corp.	1,634	28,987
Coastal Financial Corp.†	874	11,476
Codorus Valley Bancorp, Inc.	1,061	14,907
Colony Bankcorp, Inc.	837	10,546
Columbia Banking System, Inc.	8,116	219,051
Community Bank System, Inc.	5,724	357,693
Community Financial Corp.	550	12,760
Community Trust Bancorp, Inc.	1,742	59,054
ConnectOne Bancorp, Inc.	3,822	57,101
CrossFirst Bankshares, Inc.†	5,334	51,580
Customers Bancorp, Inc.†	3,193	40,743
CVB Financial Corp.	15,032	312,440
Eagle Bancorp, Inc.	3,648	127,972
Enterprise Bancorp, Inc.	1,009	24,367
Enterprise Financial Services Corp.	2,736	84,105
Equity Bancshares, Inc., Class A†	1,673	31,352
Esquire Financial Holdings, Inc.†	729	11,970
Evans Bancorp, Inc.	532	14,774
Farmers & Merchants Bancorp, Inc.	1,135	27,240
Farmers National Banc Corp.	2,883	35,720
FB Financial Corp.	1,915	42,781
Fidelity D&D Bancorp, Inc.	315	12,153
Financial Institutions, Inc.	1,742	33,708
First Bancorp, Inc.	1,154	25,273
First Bancorp/North Carolina	3,299	87,720
First BanCorp/Puerto Rico	24,166	140,888
First Bancshares, Inc.	1,866	37,171
First Bank	1,870	14,810
First Busey Corp.	5,782	106,504
First Business Financial Services, Inc.	929	15,960
First Choice Bancorp	1,135	17,275
First Commonwealth Financial Corp.	11,017	104,882
First Community Bankshares, Inc.	2,016	47,517
First Financial Bancorp	10,973	168,765
First Financial Bankshares, Inc.	14,604	406,721
First Financial Corp.	1,474	52,356
First Foundation, Inc.	4,401	60,558
First Guaranty Bancshares, Inc.	580	7,836
First Internet Bancorp	1,064	16,705
First Interstate BancSystem, Inc., Class A	4,261	144,022
First Merchants Corp.	6,076	172,012
First Mid Bancshares, Inc.	1,638	43,735
First Midwest Bancorp, Inc.	11,994	177,271
First Northwest Bancorp	986	11,487
First of Long Island Corp.	2,591	40,912
Flagstar Bancorp, Inc.	3,904	101,153
FNCB Bancorp, Inc.	1,926	11,941

Franklin Financial Network, Inc.	1,476	35,011
Franklin Financial Services Corp.	466	13,467
Fulton Financial Corp.	18,064	211,168
FVCBankcorp, Inc.†	1,379	15,872
German American Bancorp, Inc.	2,788	82,887
Glacier Bancorp, Inc.	9,780	372,422
Great Southern Bancorp, Inc.	1,247	53,085
Great Western Bancorp, Inc.	6,368	119,718
Guaranty Bancshares, Inc.	915	24,678
Hancock Whitney Corp.	9,771	204,312
Hanmi Financial Corp.	3,410	41,159
HarborOne Bancorp, Inc.†	2,952	23,675
Hawthorn Bancshares, Inc.	637	11,593
HBT Financial, Inc.	1,023	11,918
Heartland Financial USA, Inc.	3,914	132,959
Heritage Commerce Corp.	6,161	54,710
Heritage Financial Corp.	4,125	82,706
Hilltop Holdings, Inc.	7,871	151,910
Home BancShares, Inc.	17,470	267,815
HomeStreet, Inc.	2,472	63,160
Hope Bancorp, Inc.	13,579	135,111
Horizon Bancorp	4,201	47,807
Howard Bancorp, Inc.†	1,450	16,196
IBERIABANK Corp.	5,877	243,660
Independent Bank Corp.	3,738	272,463
Independent Bank Corp.	2,436	35,785
International Bancshares Corp.	6,262	181,535
Investar Holding Corp.	1,037	13,014
Kearny Financial Corp.	8,761	81,477
Lakeland Bancorp, Inc.	5,485	61,377
Lakeland Financial Corp.	2,774	117,423
LCNB Corp.	1,368	19,617
Level One Bancorp, Inc.	579	10,486
Live Oak Bancshares, Inc.	2,942	41,041
Luther Burbank Corp.	2,247	24,178
Macatawa Bank Corp.	2,927	22,479
Mackinac Financial Corp.	1,038	10,712
MainStreet Bancshares, Inc.†	799	12,001
Mercantile Bank Corp.	1,806	42,622
Merchants Bancorp	970	14,938
Meta Financial Group, Inc.	3,814	70,254
Metrocity Bankshares, Inc.	1,788	18,926
Metropolitan Bank Holding Corp.†	790	19,821
Mid Penn Bancorp, Inc.	776	15,210
Midland States Bancorp, Inc.	2,469	40,047
MidWestOne Financial Group, Inc.	1,336	27,882
MVB Financial Corp.	1,079	14,815
National Bankshares, Inc.	711	21,316
NBT Bancorp, Inc.	4,806	159,223
Nicolet Bankshares, Inc.†	1,040	57,221
Northeast Bank	929	15,561
Northrim BanCorp, Inc.	726	17,025
Norwood Financial Corp.	650	15,356
Oak Valley Bancorp	770	10,056
OFG Bancorp	5,693	71,618
Ohio Valley Banc Corp.	466	11,743
Old National Bancorp	19,036	269,740
Old Second Bancorp, Inc.	3,264	26,863
OP Bancorp	1,477	10,428
Opus Bank	2,464	47,358
Origin Bancorp, Inc.	2,150	47,923
Orrstown Financial Services, Inc.	1,139	17,541
Pacific Mercantile Bancorp†	2,189	8,778
Park National Corp.	1,494	119,490
PCB Bancorp	1,369	12,841
PCSB Financial Corp.	1,745	23,819
Peapack Gladstone Financial Corp.	2,084	39,325
Penns Woods Bancorp, Inc.	772	17,679
People’s Utah Bancorp	1,765	37,912
Peoples Bancorp of North Carolina, Inc.	518	9,013
Peoples Bancorp, Inc.	2,026	49,252
Peoples Financial Services Corp.	776	28,720
Pioneer Bancorp, Inc.†	1,243	13,151
Preferred Bank	1,544	58,904
Premier Financial Bancorp, Inc.	1,468	19,084
Provident Bancorp, Inc.	970	9,254
QCR Holdings, Inc.	1,661	51,126
RBB Bancorp	1,827	23,605
Red River Bancshares, Inc.	553	21,174
Reliant Bancorp, Inc.	1,149	16,729
Renasant Corp.	6,266	164,357
Republic Bancorp, Inc., Class A	1,091	36,363
Republic First Bancorp, Inc.†	4,916	12,929
Richmond Mutual Bancorp., Inc.†	1,413	15,091
S&T Bancorp, Inc.	4,278	114,265
Sandy Spring Bancorp, Inc.	3,889	99,169
SB One Bancorp	911	16,790
Seacoast Banking Corp. of Florida†	5,683	127,697
Select Bancorp, Inc.†	1,768	14,498
ServisFirst Bancshares, Inc.	5,355	190,210
Shore Bancshares, Inc.	1,392	15,451
Sierra Bancorp	1,592	32,318
Silvergate Capital Corp., Class A†	359	5,708
Simmons First National Corp., Class A	10,732	200,688
SmartFinancial, Inc.	1,432	20,707
South Plains Financial, Inc.	1,139	14,158
South State Corp.	3,767	217,883
Southern First Bancshares, Inc.†	797	23,241
Southern National Bancorp of Virginia, Inc.	2,219	22,345
Southside Bancshares, Inc.	3,609	109,750
Spirit of Texas Bancshares, Inc.†	1,547	17,775
Sterling Bancorp, Inc.	1,841	6,646
Stock Yards Bancorp, Inc.	2,281	75,364
Summit Financial Group, Inc.	1,239	21,881
Tompkins Financial Corp.	1,619	109,299
Towne Bank	7,503	151,561
TriCo Bancshares	3,012	90,721
TriState Capital Holdings, Inc.†	3,053	43,414
Triumph Bancorp, Inc.†	2,554	70,771
TrustCo Bank Corp.	10,705	67,441
Trustmark Corp.	7,243	192,736
UMB Financial Corp.	4,989	253,641
United Bankshares, Inc.	10,988	329,200
United Community Banks, Inc.	8,869	187,535
United Security Bancshares	1,516	10,097
Unity Bancorp, Inc.	887	12,737
Univest Financial Corp.	3,238	57,313

Valley National Bancorp	43,645	364,872
Veritex Holdings, Inc.	5,571	97,827
Washington Trust Bancorp, Inc.	1,702	59,587
WesBanco, Inc.	7,294	180,016
West BanCorp, Inc.	1,800	33,480
Westamerica BanCorp	2,935	184,905
Western New England Bancorp, Inc.	2,683	16,125

		15,527,803

Banks-Fiduciary — 0.0%
Parke Bancorp, Inc.	1,115	15,710
Union Bankshares, Inc.	438	10,525

		26,235

Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.	3,118	119,825

Banks-Super Regional — 0.1%
Independent Bank Group, Inc.	4,014	121,665
National Bank Holdings Corp., Class A	3,321	88,272

		209,937

Batteries/Battery Systems — 0.1%
EnerSys	4,805	280,564

Beverages-Non-alcoholic — 0.1%
Celsius Holdings, Inc.†	3,399	17,063
Coca-Cola Consolidated, Inc.	529	124,563
National Beverage Corp.†	1,329	66,756
New Age Beverages Corp.†	8,442	11,903

		220,285

Beverages-Wine/Spirits — 0.0%
MGP Ingredients, Inc.	1,461	55,124

Brewery — 0.2%
Boston Beer Co., Inc., Class A†	940	438,519
Craft Brew Alliance, Inc.†	1,305	19,706

		458,225

Broadcast Services/Program — 0.0%
Hemisphere Media Group, Inc.†	1,959	18,179
MSG Networks, Inc., Class A†	4,837	57,464

		75,643

Building & Construction Products-Misc. — 1.1%
American Woodmark Corp.†	1,897	97,525
Armstrong Flooring, Inc.†	1,992	4,183
Builders FirstSource, Inc.†	12,832	235,467
Caesarstone, Ltd.	2,538	24,898
Forterra, Inc.†	2,091	17,063
Gibraltar Industries, Inc.†	3,633	168,208
Louisiana-Pacific Corp.	12,686	253,720
Patrick Industries, Inc.	2,539	104,658
Select Interior Concepts, Inc., Class A†	2,335	7,472
Simpson Manufacturing Co., Inc.	5,043	363,600
Summit Materials, Inc., Class A†	12,809	193,544
Trex Co., Inc.†	6,616	629,975

		2,100,313

Building & Construction-Misc. — 0.6%
Comfort Systems USA, Inc.	4,094	136,330
Concrete Pumping Holdings, Inc.†	2,984	8,475
EMCOR Group, Inc.	6,284	399,222
IES Holdings, Inc.†	929	18,348
MYR Group, Inc.†	1,812	54,360
NV5 Global, Inc.†	1,166	54,510
TopBuild Corp.†	3,767	351,047
WillScot Corp.†	5,814	67,733

		1,090,025

Building Products-Air & Heating — 0.2%
AAON, Inc.	4,622	220,192
SPX Corp.†	4,917	187,485

		407,677

Building Products-Cement — 0.0%
US Concrete, Inc.†	1,799	34,505

Building Products-Doors & Windows — 0.3%
Apogee Enterprises, Inc.	2,945	60,196
Cornerstone Building Brands, Inc.†	5,176	27,588
Griffon Corp.	4,107	67,396
JELD-WEN Holding, Inc.†	7,603	96,558
Masonite International Corp.†	2,773	163,829
PGT Innovations, Inc.†	6,388	66,052

		481,619

Building Products-Wood — 0.2%
Boise Cascade Co.	4,372	136,713
Universal Forest Products, Inc.	6,703	275,627

		412,340

Building-Heavy Construction — 0.5%
Aegion Corp.†	3,429	55,036
Arcosa, Inc.	5,481	204,277
Construction Partners, Inc., Class A†	2,103	38,548
Dycom Industries, Inc.†	3,422	111,557
Granite Construction, Inc.	5,280	86,803
Great Lakes Dredge & Dock Corp.†	6,860	60,642
MasTec, Inc.†	6,757	242,576
Primoris Services Corp.	4,988	77,863
Sterling Construction Co., Inc.†	2,938	29,028
Tutor Perini Corp.†	4,490	31,430

		937,760

Building-Maintenance & Services — 0.2%
ABM Industries, Inc.	7,496	258,537
BrightView Holdings, Inc.†	3,512	45,024

		303,561

Building-Mobile Home/Manufactured Housing — 0.3%
Cavco Industries, Inc.†	969	149,885
LCI Industries	2,747	238,220
Skyline Champion Corp.†	5,667	111,696
Winnebago Industries, Inc.	3,502	155,384

		655,185

Building-Residential/Commercial — 0.8%
Beazer Homes USA, Inc.†	3,281	23,098
Century Communities, Inc.†	3,219	68,951
Forestar Group, Inc.†	1,872	24,692
Green Brick Partners, Inc.†	2,737	24,387
Installed Building Products, Inc.†	2,549	125,691
KB Home	9,769	256,339
LGI Homes, Inc.†	2,255	136,608

M/I Homes, Inc.†	3,051	77,678
MDC Holdings, Inc.	5,686	166,316
Meritage Homes Corp.†	4,079	214,392
Taylor Morrison Home Corp., Class A†	14,709	214,016
TRI Pointe Group, Inc.†	15,580	178,858

		1,511,026

Cable/Satellite TV — 0.1%
Liberty Latin America, Ltd., Class A†	5,206	55,704
Liberty Latin America, Ltd., Class C†	12,815	132,507
WideOpenWest, Inc.†	2,774	16,422

		204,633

Casino Hotels — 0.1%
Boyd Gaming Corp.	9,072	151,412
Century Casinos, Inc.†	3,068	13,913

		165,325

Casino Services — 0.1%
Eldorado Resorts, Inc.†	7,416	158,999
Everi Holdings, Inc.†	9,042	44,758
Scientific Games Corp.†	6,279	79,178

		282,935

Cellular Telecom — 0.0%
Cambium Networks Corp.†	622	3,564

Chemicals-Diversified — 0.4%
AdvanSix, Inc.†	3,141	38,257
Codexis, Inc.†	5,951	69,091
Innospec, Inc.	2,736	198,415
Koppers Holdings, Inc.†	2,118	33,380
Orion Engineered Carbons SA	6,784	61,802
Quaker Chemical Corp.	1,477	224,681
Stepan Co.	2,304	219,802

		845,428

Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.	5,493	9,778

Chemicals-Other — 0.0%
American Vanguard Corp.	3,247	40,815

Chemicals-Plastics — 0.1%
PolyOne Corp.	10,371	241,541

Chemicals-Specialty — 1.0%
Amyris, Inc.†	6,715	18,131
Balchem Corp.	3,625	323,495
Ferro Corp.†	9,187	91,594
GCP Applied Technologies, Inc.†	6,090	104,261
H.B. Fuller Co.	5,733	210,917
Hawkins, Inc.	1,097	41,061
Ingevity Corp.†	4,733	245,737
Kraton Corp.†	3,524	55,010
Minerals Technologies, Inc.	3,880	170,875
Oil-Dri Corp. of America	592	22,135
PQ Group Holdings, Inc.†	4,264	49,974
Rogers Corp.†	2,083	231,296
Sensient Technologies Corp.	4,769	227,911
Tronox Holdings PLC, Class A	10,276	70,082
Valhi, Inc.	3,260	2,871

		1,865,350

Circuit Boards — 0.1%
TTM Technologies, Inc.†	11,150	129,228

Coal — 0.1%
Advanced Emissions Solutions, Inc.	1,852	13,760
Arch Coal, Inc., Class A	1,697	49,536
CONSOL Energy, Inc.†	2,904	22,041
Hallador Energy Co.	2,289	1,744
NACCO Industries, Inc., Class A	416	14,622
Peabody Energy Corp.	7,208	24,435
Ramaco Resources, Inc.†	921	2,174
SunCoke Energy, Inc.	7,976	25,124
Warrior Met Coal, Inc.	5,819	73,029

		226,465

Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	2,549	24,190

Coffee — 0.0%
Farmer Brothers Co.†	1,205	11,134
Youngevity International, Inc.†	970	1,601

		12,735

Commercial Services — 0.5%
Acacia Research Corp.†	5,542	14,021
Collectors Universe, Inc.	1,010	22,190
Emerald Holding, Inc.	2,783	6,345
HMS Holdings Corp.†	9,884	283,424
LiveRamp Holdings, Inc.†	7,546	285,692
Medifast, Inc.	1,248	94,698
National Research Corp.	1,354	69,853
Progyny, Inc.†	1,336	31,302
SP Plus Corp.†	2,567	54,138
Team, Inc.†	3,353	20,688
WW International, Inc.†	5,261	134,208

		1,016,559

Commercial Services-Finance — 0.4%
Cardtronics PLC, Class A†	4,140	94,806
Cass Information Systems, Inc.	1,586	63,615
CBIZ, Inc.†	5,776	137,180
EVERTEC, Inc.	6,827	172,996
Evo Payments, Inc., Class A†	4,498	89,555
Green Dot Corp., Class A†	5,446	166,103
PRGX Global, Inc.†	2,300	9,223
Priority Technology Holdings, Inc.†	738	1,188

		734,666

Communications Software — 0.1%
Avaya Holdings Corp.†	10,746	106,815
Pareteum Corp.†	14,493	9,186

		116,001

Computer Aided Design — 0.1%
Altair Engineering, Inc., Class A†	4,502	148,521

Computer Data Security — 0.6%
ForeScout Technologies, Inc.†	4,864	154,481
OneSpan, Inc.†	3,688	61,958

Ping Identity Holding Corp.†	1,550	38,626
Qualys, Inc.†	3,789	399,512
Rapid7, Inc.†	5,548	252,711
SecureWorks Corp., Class A†	918	10,447
Tenable Holdings, Inc.†	4,241	110,521
Varonis Systems, Inc.†	3,377	226,428

		1,254,684

Computer Services — 1.2%
Conduent, Inc.†	19,482	49,095
ExlService Holdings, Inc.†	3,774	232,969
Insight Enterprises, Inc.†	3,933	213,522
MAXIMUS, Inc.	7,161	482,078
Parsons Corp.†	2,164	80,934
Perspecta, Inc.	15,749	339,706
Rimini Street, Inc.†	2,287	10,566
Science Applications International Corp.	6,518	532,260
StarTek, Inc.†	1,869	7,794
Sykes Enterprises, Inc.†	4,304	123,223
TTEC Holdings, Inc.	1,952	76,089
Unisys Corp.†	5,734	72,191
Virtusa Corp.†	3,230	106,590

		2,327,017

Computer Software — 1.0%
Avid Technology, Inc.†	3,189	22,387
Bandwidth, Inc., Class A†	1,809	147,542
Box, Inc., Class A†	16,476	265,922
Cloudera, Inc.†	27,831	230,441
Cornerstone OnDemand, Inc.†	6,414	215,254
Envestnet, Inc.†	5,434	339,734
j2 Global, Inc.	5,250	423,360
Simulations Plus, Inc.	1,345	51,177
TiVo Corp.	13,997	98,399
Yext, Inc.†	10,834	138,675
Zuora, Inc., Class A†	9,955	105,224

		2,038,115

Computers-Integrated Systems — 0.3%
Agilysys, Inc.†	2,329	45,625
Cubic Corp.	3,520	134,499
Diebold Nixdorf, Inc.†	8,645	42,620
MTS Systems Corp.	2,182	46,411
NetScout Systems, Inc.†	7,980	211,311
PAR Technology Corp.†	1,302	24,621

		505,087

Computers-Other — 0.5%
3D Systems Corp.†	12,948	109,928
Lumentum Holdings, Inc.†	8,422	681,424
PlayAGS, Inc.†	2,995	13,148
Stratasys, Ltd.†	5,788	102,448

		906,948

Computers-Periphery Equipment — 0.0%
Mitek Systems, Inc.†	4,474	41,742

Computers-Voice Recognition — 0.0%
Vocera Communications, Inc.†	3,505	66,455

Consulting Services — 0.6%
CRA International, Inc.	849	35,768
Forrester Research, Inc.†	1,210	37,873
Franklin Covey Co.†	1,096	22,742
FTI Consulting, Inc.†	4,193	534,021
GP Strategies Corp.†	1,439	11,454
Hackett Group, Inc.	2,753	40,827
Huron Consulting Group, Inc.†	2,524	141,445
ICF International, Inc.	2,043	150,242
Information Services Group, Inc.†	4,016	10,040
Kelly Services, Inc., Class A	3,728	57,598
R1 RCM, Inc.†	11,684	120,579
Vectrus, Inc.†	1,271	66,105

		1,228,694

Consumer Products-Misc. — 0.5%
Central Garden & Pet Co.†	1,114	36,695
Central Garden & Pet Co., Class A†	4,551	138,396
Helen of Troy, Ltd.†	2,827	464,419
Quanex Building Products Corp.	3,714	46,314
WD-40 Co.	1,547	269,611

		955,435

Containers-Metal/Glass — 0.1%
Greif, Inc., Class A	2,912	98,688
Greif, Inc., Class B	679	26,990

		125,678

Containers-Paper/Plastic — 0.1%
Matthews International Corp., Class A	3,423	81,947
TriMas Corp.†	5,047	120,320
UFP Technologies, Inc.†	760	32,680

		234,947

Cosmetics & Toiletries — 0.2%
e.l.f. Beauty, Inc.†	2,954	38,609
Edgewell Personal Care Co.†	6,086	168,034
Inter Parfums, Inc.	1,981	88,531
Revlon, Inc., Class A†	777	10,350

		305,524

Cruise Lines — 0.0%
Lindblad Expeditions Holdings, Inc.†	2,584	17,261

Data Processing/Management — 0.3%
Bottomline Technologies, Inc.†	4,876	202,988
CommVault Systems, Inc.†	4,700	200,643
CSG Systems International, Inc.	3,703	179,892

		583,523

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	9,411	172,033

Diagnostic Equipment — 0.5%
Accelerate Diagnostics, Inc.†	3,070	33,494
BioTelemetry, Inc.†	3,735	174,462
GenMark Diagnostics, Inc.†	6,241	78,075
Quanterix Corp.†	1,503	39,379
Repligen Corp.†	5,884	683,426

		1,008,836

Diagnostic Kits — 0.5%
Celcuity, Inc.†	662	3,979
Meridian Bioscience, Inc.†	4,741	56,892
Natera, Inc.†	7,016	259,873
OraSure Technologies, Inc.†	6,923	110,352
Precision BioSciences, Inc.†	4,043	27,816
Quidel Corp.†	4,028	559,892

		1,018,804

Dialysis Centers — 0.0%
American Renal Associates Holdings, Inc.†	2,064	15,439

Direct Marketing — 0.0%
Quotient Technology, Inc.†	8,446	60,642

Disposable Medical Products — 0.3%
BioLife Solutions, Inc.†	818	8,941
CONMED Corp.	3,067	226,682
Merit Medical Systems, Inc.†	6,031	246,185
Utah Medical Products, Inc.	392	32,536

		514,344

Distribution/Wholesale — 0.7%
Anixter International, Inc.†	3,431	318,603
Core-Mark Holding Co., Inc.	5,100	146,574
EVI Industries, Inc.†	518	9,464
Fossil Group, Inc.†	5,267	20,857
G-III Apparel Group, Ltd.†	4,968	56,287
H&E Equipment Services, Inc.	3,595	58,455
ScanSource, Inc.†	2,855	74,002
SiteOne Landscape Supply, Inc.†	4,600	407,698
Systemax, Inc.	1,392	27,645
Titan Machinery, Inc.†	2,132	20,041
Triton International, Ltd.	6,090	188,668
Veritiv Corp.†	1,459	13,671

		1,341,965

Diversified Manufacturing Operations — 0.4%
Chase Corp.	823	77,576
Enerpac Tool Group Corp.	6,189	105,584
EnPro Industries, Inc.	2,316	105,030
Fabrinet†	4,104	257,526
Federal Signal Corp.	6,726	181,131
LSB Industries, Inc.†	2,532	5,039
NL Industries, Inc.	942	3,156
Standex International Corp.	1,389	69,228

		804,270

Diversified Minerals — 0.1%
Covia Holdings Corp.†	4,682	3,043
Livent Corp.†	16,511	102,368
United States Lime & Minerals, Inc.	225	18,023

		123,434

Diversified Operations — 0.0%
Professional Holding Corp., Class A†	385	5,656

Diversified Operations/Commercial Services — 0.0%
Viad Corp.	2,259	54,148

Drug Delivery Systems — 0.2%
Antares Pharma, Inc.†	18,205	58,984
Assertio Therapeutics, Inc.†	7,259	6,352
BioDelivery Sciences International, Inc.†	9,402	42,873
Heron Therapeutics, Inc.†	9,461	134,914
Revance Therapeutics, Inc.†	5,810	107,543
Senseonics Holdings, Inc.†	13,784	7,857

		358,523

E-Commerce/Products — 0.1%
1-800-flowers.com, Inc., Class A†	2,792	53,579
Lands’ End, Inc.†	1,196	10,178
Liquidity Services, Inc.†	2,988	14,940
RealReal, Inc.†	5,837	68,526
Stitch Fix, Inc., Class A†	4,654	74,697

		221,920

E-Commerce/Services — 0.4%
Cargurus, Inc.†	8,439	193,084
Cars.com, Inc.†	7,551	39,114
ChannelAdvisor Corp.†	3,005	31,042
Eventbrite, Inc., Class A†	4,113	37,511
EverQuote, Inc., Class A†	990	38,580
Groupon, Inc.†	50,856	62,044
Leaf Group, Ltd.†	1,971	2,858
Shutterstock, Inc.	2,149	81,662
Stamps.com, Inc.†	1,859	294,224
Travelzoo†	592	3,297
TrueCar, Inc.†	11,803	30,216
Upwork, Inc.†	6,462	53,829

		867,461

E-Marketing/Info — 0.1%
Cardlytics, Inc.†	1,611	72,415
comScore, Inc.†	5,511	15,927
QuinStreet, Inc.†	5,208	52,913
Rubicon Project, Inc.†	11,006	78,913

		220,168

E-Services/Consulting — 0.1%
Perficient, Inc.†	3,596	125,249

Electric Products-Misc. — 0.2%
Graham Corp.	1,080	14,148
nLight, Inc.†	3,720	58,627
Novanta, Inc.†	3,791	329,400

		402,175

Electric-Distribution — 0.1%
Genie Energy, Ltd., Class B	1,598	12,592
Spark Energy, Inc., Class A	1,333	9,624
Unitil Corp.	1,643	82,660

		104,876

Electric-Generation — 0.2%
Atlantic Power Corp.†	12,032	23,944
Charah Solutions, Inc.†	1,048	1,687
Ormat Technologies, Inc.	4,468	278,848

		304,479

Electric-Integrated — 1.6%
ALLETE, Inc.	5,837	335,978
Ameresco, Inc., Class A†	2,528	45,655
Avista Corp.	7,496	322,628
Black Hills Corp.	6,876	425,899
El Paso Electric Co.	4,571	310,828
MGE Energy, Inc.	3,930	254,114
NorthWestern Corp.	5,703	329,006
Otter Tail Corp.	4,439	197,003
PNM Resources, Inc.	8,951	362,426
Portland General Electric Co.	10,109	473,000

		3,056,537

Electronic Components-Misc. — 0.9%
Advanced Energy Industries, Inc.†	4,285	238,246
Applied Optoelectronics, Inc.†	2,139	22,930
Atkore International Group, Inc.†	5,344	130,073
Bel Fuse, Inc., Class B	1,111	8,288
Benchmark Electronics, Inc.	4,156	85,863
Comtech Telecommunications Corp.	2,671	49,440
IntriCon Corp.†	924	12,197
KEMET Corp.	6,408	173,080
Kimball Electronics, Inc.†	2,762	37,342
Knowles Corp.†	9,158	142,407
NVE Corp.	537	30,486
OSI Systems, Inc.†	1,901	137,594
Plexus Corp.†	3,254	203,993
Sanmina Corp.†	7,728	214,298
SMART Global Holdings, Inc.†	1,525	38,567
Transcat, Inc.†	786	22,079
Vishay Intertechnology, Inc.	14,936	247,788
Vishay Precision Group, Inc.†	1,174	27,143
ZAGG, Inc.†	3,157	10,418

		1,832,232

Electronic Components-Semiconductors — 1.7%
Adesto Technologies Corp.†	3,047	36,107
Alpha & Omega Semiconductor, Ltd.†	2,278	27,404
Ambarella, Inc.†	3,643	191,549
Amkor Technology, Inc.†	11,057	109,243
AXT, Inc.†	4,335	23,973
CEVA, Inc.†	2,444	76,619
CTS Corp.	3,658	84,719
Diodes, Inc.†	4,677	238,013
DSP Group, Inc.†	2,483	42,832
GSI Technology, Inc.†	1,807	13,968
Impinj, Inc.†	1,890	42,449
Inphi Corp.†	5,061	488,589
Lattice Semiconductor Corp.†	14,201	319,664
MACOM Technology Solutions Holdings, Inc.†	5,172	158,574
Photronics, Inc.†	7,162	85,586
Rambus, Inc.†	12,433	155,785
Semtech Corp.†	7,419	335,636
Silicon Laboratories, Inc.†	4,839	470,448
SiTime Corp.†	551	11,935
Synaptics, Inc.†	3,854	252,013
Xperi Corp.	5,544	84,712

		3,249,818

Electronic Measurement Instruments — 0.5%
Badger Meter, Inc.	3,220	190,077
FARO Technologies, Inc.†	1,939	106,432
Fitbit, Inc., Class A†	26,038	174,194
Itron, Inc.†	3,861	269,575
Mesa Laboratories, Inc.	450	107,100
Stoneridge, Inc.†	2,978	59,649

		907,027

Electronic Parts Distribution — 0.3%
Tech Data Corp.†	3,998	562,279

Electronic Security Devices — 0.1%
Alarm.com Holdings, Inc.†	4,136	185,003
Napco Security Technologies, Inc.†	1,302	26,092
Wrap Technologies, Inc.†	922	4,472

		215,567

Electronics-Military — 0.3%
Mercury Systems, Inc.†	6,108	544,589

Energy-Alternate Sources — 0.7%
Clean Energy Fuels Corp.†	15,123	32,590
Enphase Energy, Inc.†	10,339	484,175
FutureFuel Corp.	2,906	30,164
Green Plains, Inc.	3,862	22,670
Plug Power, Inc.†	33,545	140,386
Renewable Energy Group, Inc.†	4,143	102,788
REX American Resources Corp.†	631	37,532
Sunnova Energy International, Inc.†	3,578	45,083
SunPower Corp.†	8,348	61,358
Sunrun, Inc.†	12,720	178,462
TerraForm Power, Inc., Class A	8,932	154,702
TPI Composites, Inc.†	3,251	56,990
Vivint Solar, Inc.†	4,968	31,497

		1,378,397

Engineering/R&D Services — 0.4%
Exponent, Inc.	5,825	409,672
Iteris, Inc.†	4,519	18,031
KBR, Inc.	15,944	323,025
Mistras Group, Inc.†	2,026	9,624
VSE Corp.	981	18,855

		779,207

Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp.	4,635	10,521

Enterprise Software/Service — 2.1%
ACI Worldwide, Inc.†	12,964	355,214
American Software, Inc., Class A	3,337	54,994
Appian Corp.†	3,833	175,053
Benefitfocus, Inc.†	3,335	36,118
Blackbaud, Inc.	5,501	303,985
Blackline, Inc.†	4,867	295,622
Daily Journal Corp.†	128	35,520
Domo, Inc., Class B†	2,011	39,114
Donnelley Financial Solutions, Inc.†	3,510	25,553
eGain Corp.†	2,318	19,239
Everbridge, Inc.†	3,743	416,895
Evolent Health, Inc., Class A†	8,338	60,117
Exela Technologies, Inc.†	5,047	1,792
Intelligent Systems Corp.†	768	25,759
LivePerson, Inc.†	6,991	167,364
ManTech International Corp., Class A	3,015	224,798
MicroStrategy, Inc., Class A†	916	115,718
MobileIron, Inc.†	11,093	56,463
Omnicell, Inc.†	4,664	340,006
Phunware, Inc.†	3,557	2,579
Progress Software Corp.	5,074	207,577
PROS Holdings, Inc.†	3,753	129,066
QAD, Inc., Class A	1,291	54,635
SailPoint Technologies Holding, Inc.†	9,653	179,449

SPS Commerce, Inc.†	3,938	218,598
SVMK, Inc.†	9,773	153,436
Verint Systems, Inc.†	7,478	319,610
Workiva, Inc.†	4,136	158,616

		4,172,890

Entertainment Software — 0.1%
Glu Mobile, Inc.†	13,037	101,688
Inspired Entertainment, Inc.†	996	2,560

		104,248

Environmental Consulting & Engineering — 0.2%
Tetra Tech, Inc.	6,144	462,520

Filtration/Separation Products — 0.1%
ESCO Technologies, Inc.	2,876	219,439

Finance-Commercial — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,129	199,541
Marlin Business Services Corp.	971	10,331
MMA Capital Holdings, Inc.†	541	13,801
NewStar Financial, Inc. CVR†(1)	2,250	1,215
On Deck Capital, Inc.†	6,542	7,916

		232,804

Finance-Consumer Loans — 0.3%
Curo Group Holdings Corp.	1,749	16,301
Elevate Credit, Inc.†	2,463	4,606
Encore Capital Group, Inc.†	3,479	90,384
Enova International, Inc.†	3,627	58,177
EZCORP, Inc., Class A†	5,724	32,054
International Money Express, Inc.†	2,030	16,402
LendingClub Corp.†	7,556	57,955
Nelnet, Inc., Class A	2,015	97,022
Ocwen Financial Corp.†	15,160	6,393
Paysign, Inc.†	3,401	29,249
PRA Group, Inc.†	5,067	140,559
Regional Management Corp.†	964	15,366
World Acceptance Corp.†	617	41,863

		606,331

Finance-Credit Card — 0.0%
I3 Verticals, Inc., Class A†	1,648	38,300

Finance-Investment Banker/Broker — 0.5%
Amerant Bancorp, Inc.†	2,178	29,447
Arlington Asset Investment Corp., Class A	4,062	11,496
Cowen, Inc., Class A	3,177	34,788
Diamond Hill Investment Group, Inc.	354	38,784
GAIN Capital Holdings, Inc.	2,176	14,231
Greenhill & Co., Inc.	1,715	18,299
Houlihan Lokey, Inc.	4,738	281,342
INTL. FCStone, Inc.†	1,795	71,728
Moelis & Co., Class A	5,345	159,655
Oppenheimer Holdings, Inc., Class A	1,074	22,103
Piper Sandler Cos.	1,492	80,434
PJT Partners, Inc., Class A	2,546	123,837
Siebert Financial Corp.†	958	5,461

		891,605

Finance-Mortgage Loan/Banker — 0.2%
Ellington Financial, Inc.	4,485	46,599
Federal Agricultural Mtg. Corp., Class C	1,016	67,696
Mr. Cooper Group, Inc.†	8,567	82,072
Oportun Financial Corp.†	817	6,111
PennyMac Financial Services, Inc.	2,812	84,838
Velocity Financial, Inc.†	823	3,119

		290,435

Financial Guarantee Insurance — 0.3%
MBIA, Inc.†	8,469	68,938
NMI Holdings, Inc., Class A†	7,430	100,454
Radian Group, Inc.	22,785	341,319

		510,711

Firearms & Ammunition — 0.3%
American Outdoor Brands Corp.†	6,090	57,642
Axon Enterprise, Inc.†	6,567	477,487
Sturm Ruger & Co., Inc.	1,882	100,122

		635,251

Food-Baking — 0.1%
Hostess Brands, Inc.†	13,452	161,693

Food-Canned — 0.0%
Landec Corp.†	2,915	32,502
Seneca Foods Corp., Class A†	735	26,446

		58,948

Food-Catering — 0.1%
Healthcare Services Group, Inc.	8,373	213,428

Food-Confectionery — 0.0%
Tootsie Roll Industries, Inc.	1,889	66,361

Food-Meat Products — 0.0%
Nathan’s Famous, Inc.	329	18,513

Food-Misc./Diversified — 0.6%
B&G Foods, Inc.	7,143	138,717
BellRing Brands, Inc., Class A†	4,478	78,499
Bridgford Foods Corp.†	194	3,535
Cal-Maine Foods, Inc.	3,546	147,194
J&J Snack Foods Corp.	1,702	216,205
John B. Sanfilippo & Son, Inc.	971	79,748
Lancaster Colony Corp.	2,128	286,493
Simply Good Foods Co.†	9,289	175,098

		1,125,489

Food-Retail — 0.1%
Ingles Markets, Inc., Class A	1,592	65,001
Natural Grocers by Vitamin Cottage, Inc.	1,020	11,496
Village Super Market, Inc., Class A	929	22,324
Weis Markets, Inc.	1,074	53,732

		152,553

Food-Wholesale/Distribution — 0.4%
Calavo Growers, Inc.	1,824	105,792
Chefs’ Warehouse, Inc.†	2,750	38,720
HF Foods Group, Inc.†	2,475	20,122
Performance Food Group Co.†	14,396	422,523
SpartanNash Co.	4,036	69,217
United Natural Foods, Inc.†	6,002	63,861

		720,235

Footwear & Related Apparel — 0.3%
Crocs, Inc.†	7,769	188,398
Rocky Brands, Inc.	780	16,731
Steven Madden, Ltd.	9,456	237,062
Weyco Group, Inc.	684	13,017
Wolverine World Wide, Inc.	8,963	183,652

		638,860

Funeral Services & Related Items — 0.0%
Carriage Services, Inc.	1,849	27,772

Gambling (Non-Hotel) — 0.1%
Golden Entertainment, Inc.†	1,925	18,172
Monarch Casino & Resort, Inc.†	1,276	42,542
Red Rock Resorts, Inc., Class A	7,859	86,134
Twin River Worldwide Holdings, Inc.	1,964	30,992

		177,840

Gas-Distribution — 1.2%
Chesapeake Utilities Corp.	1,799	158,096
New Jersey Resources Corp.	10,708	361,716
Northwest Natural Holding Co.	3,406	221,731
ONE Gas, Inc.	5,882	468,854
RGC Resources, Inc.	846	21,040
South Jersey Industries, Inc.	10,428	298,137
Southwest Gas Holdings, Inc.	6,114	463,441
Spire, Inc.	5,597	408,357

		2,401,372

Gold Mining — 0.2%
Gold Resource Corp.	6,834	28,224
Novagold Resources, Inc.†	26,055	291,556

		319,780

Golf — 0.1%
Acushnet Holdings Corp.	3,961	108,531
Callaway Golf Co.	10,522	150,675
Drive Shack, Inc.†	6,803	8,980

		268,186

Hazardous Waste Disposal — 0.1%
Heritage-Crystal Clean, Inc.†	1,691	31,030
US Ecology, Inc.	2,714	88,965

		119,995

Health Care Cost Containment — 0.3%
CorVel Corp.†	996	52,479
HealthEquity, Inc.†	7,796	438,681

		491,160

Healthcare Safety Devices — 0.3%
Tandem Diabetes Care, Inc.†	6,311	503,492

Home Furnishings — 0.1%
Casper Sleep, Inc.†	759	5,275
Ethan Allen Interiors, Inc.	2,636	29,813
Flexsteel Industries, Inc.	851	8,170
Hooker Furniture Corp.	1,308	19,607
Purple Innovation, Inc.†	937	9,426
Sleep Number Corp.†	3,144	94,006

		166,297

Hotels/Motels — 0.1%
BBX Capital Corp.	7,236	15,340
Bluegreen Vacations Corp.	806	4,393
Marcus Corp.	2,518	36,612
Red Lion Hotels Corp.†	2,713	4,368
St. Joe Co.†	3,758	68,771
Target Hospitality Corp.†	3,658	7,389

		136,873

Housewares — 0.0%
Lifetime Brands, Inc.	1,335	7,610
Tupperware Brands Corp.	5,493	17,687

		25,297

Human Resources — 0.8%
AMN Healthcare Services, Inc.†	5,184	243,544
ASGN, Inc.†	5,753	267,227
Barrett Business Services, Inc.	817	39,968
BG Staffing, Inc.	1,117	13,571
Cross Country Healthcare, Inc.†	4,022	25,298
Heidrick & Struggles International, Inc.	2,118	47,528
Insperity, Inc.	4,165	198,712
Kforce, Inc.	2,278	68,226
Korn Ferry	6,217	179,236
Resources Connection, Inc.	3,442	37,449
TriNet Group, Inc.†	4,942	242,010
TrueBlue, Inc.†	4,354	67,618
Willdan Group, Inc.†	1,130	28,657

		1,459,044

Identification Systems — 0.1%
Brady Corp., Class A	5,450	237,293
Digimarc Corp.†	1,319	22,093

		259,386

Independent Power Producers — 0.1%
Clearway Energy, Inc., Class A	3,924	73,379
Clearway Energy, Inc., Class C	8,916	178,587

		251,966

Industrial Audio & Video Products — 0.0%
Akoustis Technologies, Inc.†	3,406	30,858
GoPro, Inc., Class A†	14,359	50,544

		81,402

Industrial Automated/Robotic — 0.0%
Ichor Holdings, Ltd.†	2,504	62,350

Instruments-Controls — 0.1%
Allied Motion Technologies, Inc.	796	22,941
Watts Water Technologies, Inc., Class A	3,107	256,017

		278,958

Instruments-Scientific — 0.0%
Fluidigm Corp.†	7,782	17,432

Insurance Brokers — 0.2%
BRP Group, Inc., Class A†	1,989	19,930
Crawford & Co., Class A	1,833	13,051
eHealth, Inc.†	2,566	273,792
Goosehead Insurance, Inc., Class A†	1,286	72,196

		378,969

Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	10,149	213,332

Benefytt Technologies, Inc.†	1,098	28,691
CNO Financial Group, Inc.	16,686	234,605
FBL Financial Group, Inc., Class A	1,090	42,597
FGL Holdings	16,414	170,377
GWG Holdings, Inc.†	326	2,797
Independence Holding Co.	559	15,462
National Western Life Group, Inc., Class A	256	49,339
Trupanion, Inc.†	3,243	96,998

		854,198

Insurance-Multi-line — 0.1%
Citizens, Inc.†	5,568	30,958
Genworth Financial, Inc., Class A†	56,982	206,845

		237,803

Insurance-Property/Casualty — 1.4%
Ambac Financial Group, Inc.†	5,087	87,496
AMERISAFE, Inc.	2,152	137,018
Donegal Group, Inc., Class A	1,163	16,654
Employers Holdings, Inc.	3,554	107,935
Enstar Group, Ltd.†	1,294	187,138
FedNat Holding Co.	1,300	15,756
Hallmark Financial Services, Inc.†	1,471	6,355
HCI Group, Inc.	690	28,738
Heritage Insurance Holdings, Inc.	2,952	33,476
Horace Mann Educators Corp.	4,656	163,705
Investors Title Co.	157	21,022
James River Group Holdings, Ltd.	3,333	118,255
Kinsale Capital Group, Inc.	2,300	249,826
National General Holdings Corp.	7,629	145,180
NI Holdings, Inc.†	1,074	14,510
Palomar Holdings, Inc.†	2,081	121,738
ProAssurance Corp.	6,000	128,340
ProSight Global, Inc.†	999	8,352
Protective Insurance Corp., Class B	1,031	16,104
RLI Corp.	4,496	327,444
Safety Insurance Group, Inc.	1,662	139,807
Selective Insurance Group, Inc.	6,589	330,307
State Auto Financial Corp.	1,937	48,599
Stewart Information Services Corp.	2,640	84,110
Tiptree, Inc.	2,799	17,886
United Fire Group, Inc.	2,385	68,211
United Insurance Holdings Corp.	2,321	19,845
Universal Insurance Holdings, Inc.	3,346	60,998
Watford Holdings, Ltd.†	2,007	24,786

		2,729,591

Insurance-Reinsurance — 0.3%
Argo Group International Holdings, Ltd.	3,677	130,019
Essent Group, Ltd.	10,845	296,285
Global Indemnity, Ltd.	936	23,016
Greenlight Capital Re, Ltd., Class A†	3,283	21,405
Third Point Reinsurance, Ltd.†	8,320	61,901

		532,626

Internet Application Software — 0.1%
Tucows, Inc., Class A†	1,063	56,243
VirnetX Holding Corp.†	6,905	38,392

		94,635

Internet Connectivity Services — 0.2%
Boingo Wireless, Inc.†	4,892	68,195
Cogent Communications Holdings, Inc.	4,776	400,372

		468,567

Internet Content-Entertainment — 0.0%
Limelight Networks, Inc.†	13,013	65,976

Internet Content-Information/News — 0.2%
DHI Group, Inc.†	5,638	15,674
HealthStream, Inc.†	2,933	66,946
LiveXLive Media, Inc.†	3,758	9,583
TechTarget, Inc.†	2,592	60,445
Yelp, Inc.†	7,718	172,497

		325,145

Internet Security — 0.0%
Zix Corp.†	6,017	32,973

Internet Telephone — 0.1%
8x8, Inc.†	10,890	184,694

Investment Companies — 0.0%
Altus Midstream Co., Class A†	5,670	4,309
Medallion Financial Corp.†	2,323	6,690
PDL Community Bancorp†	939	8,648
Rafael Holdings, Inc., Class B†	1,213	17,116

		36,763

Investment Management/Advisor Services — 1.1%
Altisource Portfolio Solutions SA†	635	5,302
Ares Management Corp., Class A	8,049	270,044
Artisan Partners Asset Management, Inc., Class A	5,634	165,865
AssetMark Financial Holdings, Inc.†	1,550	37,185
Associated Capital Group, Inc., Class A	217	8,305
B. Riley Financial, Inc.	2,310	45,946
Blucora, Inc.†	5,476	77,047
Boston Private Financial Holdings, Inc.	9,337	70,961
BrightSphere Investment Group, Inc.	7,401	54,841
Cohen & Steers, Inc.	2,564	148,045
Columbia Financial, Inc.†	5,868	83,062
Federated Hermes, Inc.	10,855	247,168
Focus Financial Partners, Inc., Class A†	3,452	82,365
GAMCO Investors, Inc., Class A	582	7,531
Hamilton Lane, Inc., Class A	2,480	160,828
Pzena Investment Management, Inc., Class A	1,988	9,781
Sculptor Capital Management, Inc.	1,896	27,795
Silvercrest Asset Management Group, Inc., Class A	975	9,926
Stifel Financial Corp.	7,482	331,303
Virtus Investment Partners, Inc.	729	59,246
Waddell & Reed Financial, Inc., Class A	7,651	111,322
Westwood Holdings Group, Inc.	908	20,911
WisdomTree Investments, Inc.	15,004	48,613

		2,083,392

Lasers-System/Components — 0.2%
II-VI, Inc.†	10,171	350,086

Leisure Products — 0.0%
Escalade, Inc.	1,188	10,157
Johnson Outdoors, Inc., Class A	602	41,153

		51,310

Linen Supply & Related Items — 0.2%
UniFirst Corp.	1,704	286,528

Machine Tools & Related Products — 0.2%
Hurco Cos., Inc.	726	23,733
Kennametal, Inc.	9,246	236,790
Luxfer Holdings PLC	3,086	41,877

		302,400

Machinery-Construction & Mining — 0.2%
Astec Industries, Inc.	2,514	100,836
Hyster-Yale Materials Handling, Inc.	1,139	44,467
Manitowoc Co, Inc.†	3,949	36,410
Terex Corp.	7,134	108,365

		290,078

Machinery-Electrical — 0.2%
Argan, Inc.	1,656	62,166
Bloom Energy Corp. Class A†	6,205	47,593
Franklin Electric Co., Inc.	5,204	264,363

		374,122

Machinery-Farming — 0.1%
Alamo Group, Inc.	1,097	107,989
Lindsay Corp.	1,216	109,440

		217,429

Machinery-General Industrial — 0.6%
Albany International Corp., Class A	3,448	176,331
Altra Industrial Motion Corp.	7,243	202,152
Applied Industrial Technologies, Inc.	4,317	226,168
Chart Industries, Inc.†	4,054	144,809
DXP Enterprises, Inc.†	1,831	27,318
Gencor Industries, Inc.†	1,022	12,387
Kadant, Inc.	1,237	104,019
Tennant Co.	2,026	119,878
Twin Disc, Inc.†	1,176	7,068
Welbilt, Inc.†	14,619	72,072

		1,092,202

Machinery-Material Handling — 0.0%
Columbus McKinnon Corp.	2,594	70,246

Machinery-Pumps — 0.3%
Cactus, Inc., Class A	5,300	94,234
CSW Industrials, Inc.	1,673	110,820
Gorman-Rupp Co.	1,984	58,528
Mueller Water Products, Inc., Class A	17,670	167,688
NN, Inc.	4,722	16,291
SPX FLOW, Inc.†	4,714	153,535

		601,096

Marine Services — 0.0%
SEACOR Marine Holdings, Inc.†	2,217	6,939

Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	4,342	56,663

Medical Information Systems — 0.4%
1Life Healthcare, Inc.†	2,171	53,559
Allscripts Healthcare Solutions, Inc.†	18,215	118,398
Castlight Health, Inc., Class B†	11,474	8,410
Computer Programs & Systems, Inc.	1,430	34,363
Health Catalyst, Inc.†	2,135	56,940
Inovalon Holdings, Inc., Class A†	8,192	143,360
NextGen Healthcare, Inc.†	6,155	64,935
Phreesia, Inc.†	3,064	77,795
Schrodinger, Inc.†	1,551	71,966
Tabula Rasa HealthCare, Inc.†	2,196	139,095

		768,821

Medical Instruments — 0.3%
AngioDynamics, Inc.†	4,152	43,305
Apyx Medical Corp.†	3,748	12,743
Misonix Opco, Inc.†	1,022	12,867
Natus Medical, Inc.†	3,798	94,912
NuVasive, Inc.†	5,846	355,905
Silk Road Medical, Inc.†	1,810	75,803
TransEnterix, Inc.†	2,675	1,109

		596,644

Medical Labs & Testing Services — 1.2%
Avalon GloboCare Corp.†	2,440	4,490
Cellular Biomedicine Group, Inc.†	1,361	19,734
Invitae Corp.†	9,754	161,429
Medpace Holdings, Inc.†	3,107	248,125
Neuronetics, Inc.†	1,502	3,755
OPKO Health, Inc.†	43,403	96,355
Personalis, Inc.†	2,113	21,912
SI-BONE, Inc.†	2,155	34,846
Syneos Health, Inc.†	7,009	391,032
Teladoc Health, Inc.†	8,129	1,337,952
Vapotherm, Inc.†	1,691	34,293

		2,353,923

Medical Laser Systems — 0.0%
Cutera, Inc.†	1,578	21,224

Medical Products — 3.0%
Accuray, Inc.†	10,050	22,462
Alphatec Holdings, Inc.†	4,399	19,927
AtriCure, Inc.†	4,278	184,467
Atrion Corp.	161	101,725
Avanos Medical, Inc.†	5,325	165,341
AxoGen, Inc.†	3,818	37,226
Axonics Modulation Technologies, Inc.†	2,090	67,319
BioSig Technologies, Inc.†	1,817	14,100
Cardiovascular Systems, Inc.†	3,888	163,296
Castle Biosciences, Inc.†	1,066	32,971
Cerus Corp.†	17,673	108,689
Conformis, Inc.†	7,276	5,593
CryoLife, Inc.†	4,104	91,642
CytoSorbents Corp.†	3,447	29,506
Glaukos Corp.†	4,379	160,666
Globus Medical, Inc., Class A†	8,559	406,210
Haemonetics Corp.†	5,686	646,953
Hanger, Inc.†	4,078	74,872
Inogen, Inc.†	2,057	102,850
Inspire Medical Systems, Inc.†	1,516	108,637
Integer Holdings Corp.†	3,659	272,449
Intersect ENT, Inc.†	3,457	39,686

Invacare Corp.	3,785	28,463
iRadimed Corp.†	512	11,141
iRhythm Technologies, Inc.†	2,980	314,807
LeMaitre Vascular, Inc.	1,851	52,735
LivaNova PLC†	5,466	290,354
Luminex Corp.	4,731	170,553
NanoString Technologies, Inc.†	3,837	121,863
Nevro Corp.†	3,367	396,094
Novocure, Ltd.†	9,779	643,458
Orthofix Medical, Inc.†	2,034	72,105
OrthoPediatrics Corp.†	1,128	55,103
Pulse Biosciences, Inc.†	1,265	14,206
RTI Surgical Holdings, Inc.†	6,394	17,296
SeaSpine Holdings Corp.†	2,443	25,163
Shockwave Medical, Inc.†	2,869	115,104
Sientra, Inc.†	4,340	9,982
Soliton, Inc.†	627	5,662
Surmodics, Inc.†	1,475	56,198
Tactile Systems Technology, Inc.†	2,066	106,647
Wright Medical Group NV†	14,204	413,620
Zynex, Inc.†	1,780	31,435

		5,808,576

Medical-Biomedical/Gene — 7.5%
Abeona Therapeutics, Inc.†	6,149	14,635
ACADIA Pharmaceuticals, Inc.†	12,671	612,136
Acceleron Pharma, Inc.†	5,069	458,897
Acer Therapeutics, Inc.†	565	1,356
Acorda Therapeutics, Inc.†	5,051	4,862
ADMA Biologics, Inc.†	7,910	23,335
Aduro Biotech, Inc.†	7,373	20,386
Adverum Biotechnologies, Inc.†	7,118	84,348
Affimed NV†	8,278	18,129
Agenus, Inc.†	12,046	32,103
AgeX Therapeutics, Inc.†	2,166	1,829
Akero Therapeutics, Inc.†	943	19,237
Albireo Pharma, Inc.†	1,437	32,275
Alder Biopharmaceuticals, Inc. CVR†(1)	7,560	6,653
Aldeyra Therapeutics, Inc.†	2,581	8,130
Allakos, Inc.†	2,192	144,146
Allogene Therapeutics, Inc.†	4,366	126,177
AMAG Pharmaceuticals, Inc.†	3,789	30,426
Amicus Therapeutics, Inc.†	28,801	340,140
AnaptysBio, Inc.†	2,765	43,189
Anavex Life Sciences Corp.†	5,547	19,193
ANI Pharmaceuticals, Inc.†	1,029	41,170
Apellis Pharmaceuticals, Inc.†	6,441	220,733
Applied Therapeutics, Inc.†	916	32,747
Aprea Therapeutics, Inc.†	727	23,111
Arcus Biosciences, Inc.†	3,654	96,502
Arcutis Biotherapeutics, Inc.†	1,171	34,802
Ardelyx, Inc.†	7,028	46,244
Arena Pharmaceuticals, Inc.†	5,684	278,345
Arrowhead Pharmaceuticals, Inc.†	11,269	387,992
Assembly Biosciences, Inc.†	3,198	55,997
Atara Biotherapeutics, Inc.†	5,795	48,041
Athersys, Inc.†	15,074	34,670
Atreca, Inc., Class A†	1,939	29,628
Avid Bioservices, Inc.†	6,309	38,485
Avrobio, Inc.†	2,639	33,964
Baudax Bio, Inc.†	917	2,820
Beam Therapeutics, Inc.†	1,382	22,043
BioCryst Pharmaceuticals, Inc.†	17,311	67,686
Biohaven Pharmaceutical Holding Co., Ltd.†	4,816	226,834
Black Diamond Therapeutics, Inc.†	1,358	50,300
Blueprint Medicines Corp.†	6,027	354,568
Bridgebio Pharma, Inc.†	8,433	257,460
Cabaletta Bio, Inc.†	748	5,423
Calithera Biosciences, Inc.†	6,271	38,441
Cara Therapeutics, Inc.†	4,482	66,423
CASI Pharmaceuticals, Inc.†	5,676	10,557
CEL-SCI Corp.†	3,701	65,138
Centogene NV†	211	4,115
Cerecor, Inc.†	2,565	6,079
ChemoCentryx, Inc.†	4,586	243,104
ChromaDex Corp.†	4,617	23,085
Constellation Pharmaceuticals, Inc.†	2,127	76,529
Cortexyme, Inc.†	1,281	58,439
Crinetics Pharmaceuticals, Inc.†	1,243	20,733
Cue Biopharma, Inc.†	2,247	57,478
Cymabay Therapeutics, Inc.†	7,753	13,723
CytomX Therapeutics, Inc.†	5,068	52,302
Deciphera Pharmaceuticals, Inc.†	2,360	136,833
Denali Therapeutics, Inc.†	5,869	128,296
Dicerna Pharmaceuticals, Inc.†	6,014	118,476
Dynavax Technologies Corp.†	9,381	39,869
Editas Medicine, Inc.†	5,823	134,628
Eidos Therapeutics, Inc.†	1,269	58,932
Eiger BioPharmaceuticals, Inc.†	2,639	19,634
ElectroCore, Inc.†	1,461	1,403
Emergent BioSolutions, Inc.†	5,136	379,807
Enochian Biosciences, Inc.†	1,550	5,301
Enzo Biochem, Inc.†	4,967	15,000
Epizyme, Inc.†	8,741	143,877
Esperion Therapeutics, Inc.†	2,849	112,820
Evelo Biosciences, Inc.†	1,547	8,570
Evolus, Inc.†	2,080	8,653
Exagen, Inc.†	372	5,803
EyePoint Pharmaceuticals, Inc.†	7,100	6,872
Fate Therapeutics, Inc.†	6,828	186,951
FibroGen, Inc.†	8,843	326,218
Five Prime Therapeutics, Inc.†	3,839	12,592
Frequency Therapeutics, Inc.†	654	10,405
Galera Therapeutics, Inc.†	192	2,623
Geron Corp.†	20,853	24,815
GlycoMimetics, Inc.†	3,807	10,622
Gossamer Bio, Inc.†	4,827	62,848
Halozyme Therapeutics, Inc.†	15,137	342,929
Homology Medicines, Inc.†	2,790	33,675
IGM Biosciences, Inc.†	557	30,507
ImmunoGen, Inc.†	19,019	77,598
Immunomedics, Inc.†	21,426	650,922
Innoviva, Inc.†	7,191	101,968
Inovio Pharmaceuticals, Inc.†	10,680	128,480
Insmed, Inc.†	10,023	230,529
Intercept Pharmaceuticals, Inc.†	2,832	231,997
Iovance Biotherapeutics, Inc.†	13,189	424,026
Kaleido Biosciences, Inc.†	1,279	8,326

Karuna Therapeutics, Inc.†	1,181	98,117
Karyopharm Therapeutics, Inc.†	6,707	147,889
Kezar Life Sciences, Inc.†	3,490	16,403
Kindred Biosciences, Inc.†	4,169	20,928
Kiniksa Pharmaceuticals, Ltd., Class A†	1,570	31,322
Krystal Biotech, Inc.†	1,181	55,731
Lexicon Pharmaceuticals, Inc.†	4,671	8,828
Ligand Pharmaceuticals, Inc.†	1,927	189,944
Lineage Cell Therapeutics, Inc.†	12,173	10,347
Liquidia Technologies, Inc.†	1,511	7,525
Livongo Health, Inc.†	5,793	231,778
LogicBio Therapeutics, Inc.†	935	5,348
MacroGenics, Inc.†	5,365	38,628
Magenta Therapeutics, Inc.†	2,163	17,628
Marker Therapeutics, Inc.†	3,050	8,403
MEI Pharma, Inc.†	11,405	30,908
MeiraGTx Holdings PLC†	1,927	26,535
Menlo Therapeutics, Inc.†	5,217	9,495
Mersana Therapeutics, Inc.†	4,042	36,499
Mirati Therapeutics, Inc.†	3,347	284,629
Molecular Templates, Inc.†	2,286	37,102
Mustang Bio, Inc.†	3,134	8,650
Myriad Genetics, Inc.†	8,005	123,757
NeoGenomics, Inc.†	10,732	293,413
Neon Therapeutics, Inc.†	1,614	4,664
NextCure, Inc.†	1,621	52,553
NGM Biopharmaceuticals, Inc.†	2,748	50,178
Novavax, Inc.†	3,615	65,540
Omeros Corp.†	5,758	95,698
Oncocyte Corp.†	2,518	6,799
Oncternal Therapeutics, Inc. CVR†(1)	73	150
Organogenesis Holdings, Inc.†	1,347	4,997
Osmotica Pharmaceuticals PLC†	991	3,964
Oyster Point Pharma, Inc.†	633	18,610
Pacific Biosciences of California, Inc.†	16,021	52,949
Palatin Technologies, Inc.†	25,701	12,452
PDL BioPharma, Inc.†	12,680	42,985
Pfenex, Inc.†	3,358	19,309
Phathom Pharmaceuticals, Inc.†	1,211	40,980
Pieris Pharmaceuticals, Inc.†	5,209	13,804
PolarityTE, Inc.†	2,403	2,475
Precigen, Inc.†	8,174	29,426
Prevail Therapeutics, Inc.†	1,579	22,817
Prothena Corp. PLC†	4,525	50,771
PTC Therapeutics, Inc.†	6,799	346,205
Puma Biotechnology, Inc.†	3,462	34,793
Radius Health, Inc.†	5,072	79,580
RAPT Therapeutics, Inc.†	200	3,038
REGENXBIO, Inc.†	3,757	149,604
Replimune Group, Inc.†	1,512	27,352
resTORbio, Inc.†	1,729	2,645
Retrophin, Inc.†	4,661	70,940
REVOLUTION Medicines, Inc.†	1,590	49,719
Rigel Pharmaceuticals, Inc.†	18,934	33,892
Rocket Pharmaceuticals, Inc.†	3,606	53,369
Rubius Therapeutics, Inc.†	3,933	23,795
Sangamo Therapeutics, Inc.†	12,930	105,380
Satsuma Pharmaceuticals, Inc.†	503	9,859
Savara, Inc.†	3,905	9,411
Scholar Rock Holding Corp.†	1,976	32,466
Solid Biosciences, Inc.†	2,212	5,132
Sorrento Therapeutics, Inc.†	14,670	33,301
SpringWorks Therapeutics, Inc.†	1,175	35,556
Stemline Therapeutics, Inc.†	5,175	27,065
Stoke Therapeutics, Inc.†	1,915	40,272
Strongbridge Biopharma PLC†	4,073	11,649
Syndax Pharmaceuticals, Inc.†	2,520	45,360
Synlogic, Inc.†	1,766	3,673
TCR2 Therapeutics, Inc.†	1,318	12,574
Theravance Biopharma, Inc.†	5,521	160,992
Tocagen, Inc.†	2,388	2,794
Translate Bio, Inc.†	3,899	50,063
TransMedics Group, Inc.†	1,603	28,998
Turning Point Therapeutics, Inc.†	3,117	160,557
Twist Bioscience Corp.†	2,944	96,298
Tyme Technologies, Inc.†	6,768	10,964
Ultragenyx Pharmaceutical, Inc.†	6,151	371,705
UNITY Biotechnology, Inc.†	3,217	20,878
VBI Vaccines, Inc.†	17,239	21,032
Veracyte, Inc.†	5,311	143,238
Vericel Corp.†	5,038	73,051
Viela Bio, Inc.†	614	24,947
Viking Therapeutics, Inc.†	7,304	42,071
Vir Biotechnology, Inc.†	811	24,744
WaVe Life Sciences, Ltd.†	2,535	22,004
X4 Pharmaceuticals, Inc.†	1,736	16,162
XBiotech, Inc.†	1,477	23,366
Xencor, Inc.†	5,325	155,650
Y-mAbs Therapeutics, Inc.†	2,661	89,356
ZIOPHARM Oncology, Inc.†	20,845	58,366

		14,564,892

Medical-Drugs — 2.6%
89bio, Inc.†	330	7,758
AcelRx Pharmaceuticals, Inc.†	8,819	14,199
Aclaris Therapeutics, Inc.†	3,469	4,614
Adamas Pharmaceuticals, Inc.†	2,571	8,304
Aeglea BioTherapeutics, Inc.†	2,945	22,883
Aerie Pharmaceuticals, Inc.†	4,752	72,420
Aimmune Therapeutics, Inc.†	5,066	86,730
Akcea Therapeutics, Inc.†	1,417	24,174
Akorn, Inc.†	10,511	2,207
Alector, Inc.†	3,888	96,111
Amphastar Pharmaceuticals, Inc.†	4,039	68,461
Athenex, Inc.†	7,686	68,713
Axcella Health, Inc.†	877	4,087
Beyondspring, Inc.†	1,447	20,764
BioSpecifics Technologies Corp.†	691	39,325
Bioxcel Therapeutics, Inc.†	781	28,897
Catalyst Pharmaceuticals, Inc.†	10,858	51,467
cbdMD, Inc.†	3,599	3,467
Checkpoint Therapeutics, Inc.†	3,965	6,978
Chiasma, Inc.†	3,856	19,936
Chimerix, Inc.†	5,396	12,411
Clovis Oncology, Inc.†	5,667	43,126
Coherus Biosciences, Inc.†	7,044	116,930
Collegium Pharmaceutical, Inc.†	3,618	74,820
Concert Pharmaceuticals, Inc.†	3,013	30,070

Corbus Pharmaceuticals Holdings, Inc.†	7,410	48,017
Corcept Therapeutics, Inc.†	10,776	136,424
Cyclerion Therapeutics, Inc.†	2,658	10,286
Cytokinetics, Inc.†	6,267	94,694
Eagle Pharmaceuticals, Inc.†	1,024	52,204
Eloxx Pharmaceuticals, Inc.†	2,832	8,269
Enanta Pharmaceuticals, Inc.†	2,142	99,325
Fulcrum Therapeutics, Inc.†	1,422	17,946
Galectin Therapeutics, Inc.†	4,509	11,205
Global Blood Therapeutics, Inc.†	6,521	498,987
Gritstone Oncology, Inc.†	2,805	19,663
Harpoon Therapeutics,, Inc.†	825	10,395
Hookipa Pharma, Inc.†	1,122	9,941
Intellia Therapeutics, Inc.†	4,352	58,621
Intra-Cellular Therapies, Inc.†	5,932	104,818
Ironwood Pharmaceuticals, Inc.†	17,587	175,870
Jounce Therapeutics, Inc.†	1,821	8,923
Kadmon Holdings, Inc.†	18,057	77,645
Kala Pharmaceuticals, Inc.†	2,670	26,593
KalVista Pharmaceuticals, Inc.†	1,421	15,503
Kura Oncology, Inc.†	3,863	56,207
Lannett Co., Inc.†	3,657	34,888
Madrigal Pharmaceuticals, Inc.†	1,016	85,019
Mallinckrodt PLC†	9,459	38,404
Marinus Pharmaceuticals, Inc.†	9,250	18,870
MediciNova, Inc.†	4,717	24,293
Millendo Therapeutics, Inc.†	1,396	2,331
Minerva Neurosciences, Inc.†	3,328	29,852
Mirum Pharmaceuticals, Inc.†	587	9,920
Morphic Holding, Inc.†	1,206	16,414
MyoKardia, Inc.†	5,001	314,163
Ocular Therapeutix, Inc.†	4,754	27,383
Odonate Therapeutics, Inc.†	1,082	30,458
Optinose, Inc.†	3,116	12,589
Pacira BioSciences, Inc.†	4,612	190,429
Paratek Pharmaceuticals, Inc.†	3,700	15,133
PhaseBio Pharmaceuticals, Inc.†	1,545	5,964
Prestige Consumer Healthcare, Inc.†	5,677	230,997
Principia Biopharma, Inc.†	2,071	128,775
Progenics Pharmaceuticals, Inc.†	9,786	38,557
Protagonist Therapeutics, Inc.†	1,985	13,399
Reata Pharmaceuticals, Inc., Class A†	2,550	403,308
Rhythm Pharmaceuticals, Inc.†	3,299	62,153
Rockwell Medical, Inc.†	7,369	17,170
Seres Therapeutics, Inc.†	4,106	15,110
SIGA Technologies, Inc.†	6,200	36,642
Spectrum Pharmaceuticals, Inc.†	12,549	36,392
Spero Therapeutics, Inc.†	1,450	18,024
Supernus Pharmaceuticals, Inc.†	5,551	129,893
Sutro Biopharma, Inc.†	1,224	12,056
Syros Pharmaceuticals, Inc.†	3,901	32,885
TG Therapeutics, Inc.†	9,700	114,072
TherapeuticsMD, Inc.†	24,927	39,385
Tricida, Inc.†	2,458	74,354
UroGen Pharma, Ltd.†	2,108	46,819
Vanda Pharmaceuticals, Inc.†	5,861	67,402
Verrica Pharmaceuticals, Inc.†	1,451	17,514
Voyager Therapeutics, Inc.†	2,717	29,371
Xeris Pharmaceuticals, Inc.†	4,010	10,827
Zogenix, Inc.†	4,801	135,532
Zynerba Pharmaceuticals, Inc.†	2,576	9,969

		5,047,104

Medical-Generic Drugs — 0.4%
Amneal Pharmaceuticals, Inc.†	13,307	48,305
Arvinas, Inc.†	2,388	125,370
Endo International PLC†	25,307	116,412
Kodiak Sciences, Inc.†	3,157	172,214
Momenta Pharmaceuticals, Inc.†	12,770	404,809

		867,110

Medical-HMO — 0.1%
Magellan Health, Inc.†	2,471	150,064
Tivity Health, Inc.†	5,343	47,927
Triple-S Management Corp., Class B†	2,577	43,628

		241,619

Medical-Hospitals — 0.3%
Community Health Systems, Inc.†	9,698	29,385
Select Medical Holdings Corp.†	12,384	211,395
Surgery Partners, Inc.†	2,736	32,285
Tenet Healthcare Corp.†	11,580	233,684

		506,749

Medical-Nursing Homes — 0.2%
Ensign Group, Inc.	5,695	213,050
Genesis Healthcare, Inc.†	9,427	8,202
National HealthCare Corp.	1,376	94,077

		315,329

Medical-Outpatient/Home Medical — 0.7%
Addus HomeCare Corp.†	1,402	113,590
Amedisys, Inc.†	3,531	650,269
Joint Corp.†	1,470	17,787
LHC Group, Inc.†	3,389	440,536
Pennant Group, Inc.†	2,848	56,362
Providence Service Corp.†	1,313	76,167

		1,354,711

Medical-Wholesale Drug Distribution — 0.0%
Evofem Biosciences, Inc.†	1,592	7,546
Owens & Minor, Inc.	6,939	49,128

		56,674

Metal Processors & Fabrication — 0.6%
AZZ, Inc.	2,924	91,784
CIRCOR International, Inc.†	2,198	32,816
Helios Technologies, Inc.	3,297	117,274
Lawson Products, Inc.†	470	15,797
LB Foster Co., Class A†	1,126	16,203
Mayville Engineering Co., Inc.†	709	3,701
Mueller Industries, Inc.	6,244	161,720
Park-Ohio Holdings Corp.	980	17,963
RBC Bearings, Inc.†	2,731	345,963
Rexnord Corp.	11,980	326,695
Tredegar Corp.	2,933	48,336

		1,178,252

Metal Products-Distribution — 0.1%
Olympic Steel, Inc.	1,039	9,808
Ryerson Holding Corp.†	1,821	8,413
Worthington Industries, Inc.	4,354	115,120

		133,341

Metal Products-Fasteners — 0.0%
Eastern Co.	609	10,962

Metal-Aluminum — 0.1%
Century Aluminum Co.†	5,653	24,590
Kaiser Aluminum Corp.	1,773	128,064

		152,654

Metal-Iron — 0.1%
Cleveland-Cliffs, Inc.	44,442	194,656

Mining Services — 0.0%
Contura Energy, Inc.†	2,041	7,797

Miscellaneous Manufacturing — 0.2%
Hillenbrand, Inc.	8,220	172,209
John Bean Technologies Corp.	3,512	269,511

		441,720

Motion Pictures & Services — 0.0%
Eros International PLC†	8,214	20,946
IMAX Corp.†	5,889	67,723

		88,669

MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	4,730	66,788

Multimedia — 0.0%
E.W. Scripps Co., Class A	6,158	49,695
Entravision Communications Corp., Class A	6,734	9,832

		59,527

Networking Products — 0.2%
A10 Networks, Inc.†	5,614	38,344
Calix, Inc.†	5,259	60,478
Extreme Networks, Inc.†	13,132	44,649
Infinera Corp.†	20,085	123,824
Inseego Corp.†	5,120	61,184
NeoPhotonics Corp.†	4,431	42,626
NETGEAR, Inc.†	3,354	80,429

		451,534

Night Clubs — 0.0%
RCI Hospitality Holdings, Inc.	972	12,179

Non-Ferrous Metals — 0.0%
Energy Fuels, Inc.†	11,018	19,612
Uranium Energy Corp.†	20,411	22,452

		42,064

Non-Hazardous Waste Disposal — 0.3%
Advanced Disposal Services, Inc.†	8,181	263,837
Casella Waste Systems, Inc., Class A†	5,162	239,414
Covanta Holding Corp.	13,284	103,349

		606,600

Office Automation & Equipment — 0.0%
AstroNova, Inc.	778	5,469
Pitney Bowes, Inc.	19,289	68,090

		73,559

Office Furnishings-Original — 0.3%
CompX International, Inc.	186	2,563
Herman Miller, Inc.	6,634	149,531
HNI Corp.	4,822	117,368
Interface, Inc.	6,514	60,189
Kimball International, Inc., Class B	4,015	49,264
Knoll, Inc.	5,520	64,363
Steelcase, Inc., Class A	9,920	108,624

		551,902

Office Supplies & Forms — 0.0%
ACCO Brands Corp.	10,851	80,297

Oil & Gas Drilling — 0.0%
Nabors Industries, Ltd.	793	11,681
Noble Corp. PLC†	27,929	7,206
Pacific Drilling SA†	3,360	2,153
ProPetro Holding Corp.†	8,996	38,143
Seadrill, Ltd.†	6,598	3,784

		62,967

Oil Companies-Exploration & Production — 0.7%
Abraxas Petroleum Corp.†	18,028	5,673
Amplify Energy Corp.	1,471	1,942
Berry Corp.	7,054	24,195
Bonanza Creek Energy, Inc.†	2,129	37,172
Brigham Minerals, Inc., Class A	3,176	40,939
California Resources Corp.†	5,441	15,235
Callon Petroleum Co.†	43,267	40,658
Chaparral Energy, Inc., Class A†	3,496	1,712
CNX Resources Corp.†	20,988	222,473
Comstock Resources, Inc.†	1,744	13,359
Denbury Resources, Inc.†	54,235	19,280
Earthstone Energy, Inc., Class A†	2,227	5,144
Evolution Petroleum Corp.	3,059	9,085
Extraction Oil & Gas, Inc.†	9,529	5,047
Falcon Minerals Corp.	4,343	10,619
Goodrich Petroleum Corp.†	1,022	8,697
Gulfport Energy Corp.†	18,030	46,067
HighPoint Resources Corp.†	12,646	4,193
Laredo Petroleum, Inc.†	20,310	22,138
Magnolia Oil & Gas Corp., Class A†	11,375	73,596
Mammoth Energy Services, Inc.	1,463	1,229
Matador Resources Co.†	12,500	88,000
Montage Resources Corp., Class A†	2,408	16,447
Northern Oil and Gas, Inc.†	33,385	27,950
Oasis Petroleum, Inc.†	35,951	25,306
Panhandle Oil and Gas, Inc., Class A	1,727	7,478
PDC Energy, Inc.†	11,261	146,280
Penn Virginia Corp.†	1,526	9,598
PrimeEnergy Resources Corp.†	57	3,561
QEP Resources, Inc.	26,935	26,558
Ring Energy, Inc.†	6,778	6,109
Rosehill Resources, Inc.†	1,188	542
SandRidge Energy, Inc.†	3,470	6,905
SilverBow Resources, Inc.†	797	4,312
SM Energy Co.	12,614	51,087
Southwestern Energy Co.†	61,198	197,669
Talos Energy, Inc.†	2,266	25,810
Tellurian, Inc.†	10,630	15,095
Unit Corp.†	5,979	2,021
W&T Offshore, Inc.†	10,597	29,354
Whiting Petroleum Corp.†	10,242	12,905

		1,311,440

Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†	4,074	134,972
Exterran Corp.†	3,264	22,195
Flotek Industries, Inc.†	6,051	5,430
Forum Energy Technologies, Inc.†	9,315	4,005
Natural Gas Services Group, Inc.†	1,442	9,157
Smart Sand, Inc.†	2,428	2,015
Thermon Group Holdings, Inc.†	3,660	55,925
US Silica Holdings, Inc.	8,251	15,842

		249,541

Oil Refining & Marketing — 0.4%
CVR Energy, Inc.	3,331	79,444
Delek US Holdings, Inc.	8,331	194,529
Murphy USA, Inc.†	3,282	350,517
Par Pacific Holdings, Inc.†	3,987	38,754
Trecora Resources†	2,402	14,172

		677,416

Oil-Field Services — 0.3%
Archrock, Inc.	14,505	69,769
DMC Global, Inc.	1,589	41,012
Era Group, Inc.†	2,195	11,238
Frank’s International NV†	12,001	29,162
FTS International, Inc.†	3,649	1,496
Helix Energy Solutions Group, Inc.†	15,975	40,577
Independence Contract Drilling, Inc.†	267	2,080
KLX Energy Services Holdings, Inc.†	2,440	3,172
Liberty Oilfield Services, Inc., Class A	5,990	28,273
Matrix Service Co.†	2,976	31,069
MRC Global, Inc.†	8,857	47,474
National Energy Services Reunited Corp.†	2,670	13,644
NCS Multistage Holdings, Inc.†	1,293	866
Newpark Resources, Inc.†	10,014	15,321
NexTier Oilfield Solutions, Inc.†	17,936	41,612
Nine Energy Service, Inc.†	1,789	2,594
NOW, Inc.†	12,192	75,225
Oceaneering International, Inc.†	11,153	57,326
Oil States International, Inc.†	6,744	23,199
RPC, Inc.	6,538	22,295
Select Energy Services, Inc., Class A†	6,545	31,416
Solaris Oilfield Infrastructure, Inc., Class A	3,501	23,947
TETRA Technologies, Inc.†	13,641	6,634
US Well Services, Inc.†	2,259	1,043

		620,444

Optical Supplies — 0.1%
STAAR Surgical Co.†	5,003	191,715

Paper & Related Products — 0.2%
Clearwater Paper Corp.†	1,799	43,068
Neenah, Inc.	1,884	92,052
P.H. Glatfelter Co.	4,902	71,569
Schweitzer-Mauduit International, Inc.	3,477	112,029
Verso Corp., Class A†	3,924	54,505

		373,223

Pastoral & Agricultural — 0.2%
Darling Ingredients, Inc.†	18,489	380,688

Patient Monitoring Equipment — 0.1%
CareDx, Inc.†	4,629	117,484

Pharmacy Services — 0.0%
Option Care Health, Inc.†	3,467	49,578

Physical Therapy/Rehabilitation Centers — 0.1%
Catasys, Inc.†	811	24,687
U.S. Physical Therapy, Inc.	1,414	106,757

		131,444

Physicians Practice Management — 0.0%
Apollo Medical Holdings, Inc.†	951	14,779

Pipelines — 0.0%
NextDecade Corp.†	1,412	2,358

Pollution Control — 0.0%
CECO Environmental Corp.†	3,459	18,748

Poultry — 0.2%
Sanderson Farms, Inc.	2,240	304,954

Power Converter/Supply Equipment — 0.4%
Energous Corp.†	3,252	7,252
Generac Holdings, Inc.†	6,887	671,069
Powell Industries, Inc.	1,003	25,446
Vicor Corp.†	2,003	106,500

		810,267

Precious Metals — 0.1%
Coeur Mining, Inc.†	26,815	112,891
Hecla Mining Co.	58,356	153,476

		266,367

Printing-Commercial — 0.2%
Cimpress PLC†	2,106	153,296
Deluxe Corp.	4,751	133,835
Ennis, Inc.	2,870	53,411
Quad/Graphics, Inc.	3,619	13,463
RR Donnelley & Sons Co.	7,950	13,594

		367,599

Private Equity — 0.1%
Kennedy-Wilson Holdings, Inc.	13,814	195,468

Professional Sports — 0.1%
Liberty Media Corp. - Liberty Braves, Series A†	1,119	23,096
Liberty Media Corp. - Liberty Braves, Series C†	4,057	81,505

		104,601

Protection/Safety — 0.0%
ShotSpotter, Inc.†	916	31,483

Publishing-Books — 0.1%
Gannett Co, Inc.	13,215	14,933
Houghton Mifflin Harcourt Co.†	11,752	18,803
Scholastic Corp.	3,323	96,600

		130,336

Publishing-Newspapers — 0.1%
Lee Enterprises, Inc.†	6,027	5,523
TEGNA, Inc.	24,478	262,404
Tribune Publishing Co.	1,971	16,891

		284,818

Publishing-Periodicals — 0.0%
Meredith Corp.	4,481	66,453
Value Line, Inc.	119	3,687

		70,140

Quarrying — 0.1%
Compass Minerals International, Inc.	3,841	188,824

Racetracks — 0.3%
Churchill Downs, Inc.	3,957	396,570
Penn National Gaming, Inc.†	12,367	220,380

		616,950

Radio — 0.0%
Cumulus Media, Inc., Class A†	1,619	7,172
Entercom Communications Corp., Class A	13,420	16,373
Saga Communications, Inc., Class A	428	12,035

		35,580

Real Estate Investment Trusts — 6.9%
Acadia Realty Trust	9,629	119,303
AG Mortgage Investment Trust, Inc.	3,663	11,685
Agree Realty Corp.	4,669	303,999
Alexander & Baldwin, Inc.	7,725	101,506
Alexander’s, Inc.	240	75,662
American Assets Trust, Inc.	5,442	154,117
American Finance Trust, Inc.	12,036	92,798
Anworth Mtg. Asset Corp.	10,993	18,908
Apollo Commercial Real Estate Finance, Inc.	17,373	141,590
Ares Commercial Real Estate Corp.	3,514	27,234
Armada Hoffler Properties, Inc.	6,294	60,485
ARMOUR Residential REIT, Inc.	6,634	58,645
Ashford Hospitality Trust, Inc.	10,134	8,333
Blackstone Mtg. Trust, Inc., Class A	14,443	339,844
Bluerock Residential Growth REIT, Inc.	2,649	15,417
Braemar Hotels & Resorts, Inc.	3,380	10,579
BRT Apartments Corp.	1,109	10,979
Capstead Mtg. Corp.	10,527	54,635
CareTrust REIT, Inc.	10,750	177,160
CatchMark Timber Trust, Inc., Class A	5,519	43,379
CBL & Associates Properties, Inc.†	19,084	5,515
Cedar Realty Trust, Inc.	9,654	10,137
Chatham Lodging Trust	5,166	38,797
Cherry Hill Mtg. Investment Corp.	1,867	12,994
CIM Commercial Trust Corp.	1,336	13,614
City Office REIT, Inc.	6,006	60,661
Clipper Realty, Inc.	1,622	8,597
Colony Credit Real Estate, Inc.	9,108	43,809
Community Healthcare Trust, Inc.	2,160	80,352
CoreCivic, Inc.	13,413	175,979
CorEnergy Infrastructure Trust, Inc.	1,449	17,591
CorePoint Lodging, Inc.	4,502	19,584
DiamondRock Hospitality Co.	22,674	141,259
Diversified Healthcare Trust	26,653	82,891
Dynex Capital, Inc.	2,518	36,033
Easterly Government Properties, Inc.	8,376	225,398
EastGroup Properties, Inc.	4,327	458,662
Essential Properties Realty Trust, Inc.	10,310	151,454
Exantas Capital Corp.	3,433	10,162
Farmland Partners, Inc.	3,130	20,533
First Industrial Realty Trust, Inc.	14,198	536,258
Four Corners Property Trust, Inc.	7,895	176,769
Franklin Street Properties Corp.	11,686	63,572
Front Yard Residential Corp.	5,575	63,611
GEO Group, Inc.	13,400	169,912
Getty Realty Corp.	3,757	102,040
Gladstone Commercial Corp.	3,658	57,796
Gladstone Land Corp.	2,070	27,779
Global Medical REIT, Inc.	4,342	45,244
Global Net Lease, Inc.	10,138	145,886
Granite Point Mtg. Trust, Inc.	6,104	30,398
Great Ajax Corp.	2,008	17,470
Healthcare Realty Trust, Inc.	14,910	438,205
Hersha Hospitality Trust	3,868	20,230
Independence Realty Trust, Inc.	10,250	103,217
Industrial Logistics Properties Trust	7,297	136,381
Innovative Industrial Properties, Inc.	1,833	143,817
Invesco Mtg. Capital, Inc.	18,683	56,796
Investors Real Estate Trust	1,312	82,171
iStar, Inc.	6,689	67,024
Jernigan Capital, Inc.	2,510	33,132
Kite Realty Group Trust	9,329	95,436
KKR Real Estate Finance Trust, Inc.	2,842	44,847
Ladder Capital Corp.	11,590	92,140
Lexington Realty Trust	27,221	284,459
LTC Properties, Inc.	4,432	157,779
Mack-Cali Realty Corp.	9,752	157,885
Monmouth Real Estate Investment Corp.	10,659	144,856
National Health Investors, Inc.	4,796	264,068
National Storage Affiliates Trust	6,681	190,275
New Senior Investment Group, Inc.	9,425	31,197
New York Mtg. Trust, Inc.	42,581	92,827
NexPoint Residential Trust, Inc.	2,262	68,018
Office Properties Income Trust	5,371	147,165
One Liberty Properties, Inc.	1,750	27,510
Orchid Island Capital, Inc.	7,294	28,738
Pebblebrook Hotel Trust	14,643	173,373
Pennsylvania Real Estate Investment Trust	7,816	7,894
PennyMac Mtg. Investment Trust	11,127	115,721
Physicians Realty Trust	21,251	327,690
Piedmont Office Realty Trust, Inc., Class A	14,098	244,600
PotlatchDeltic Corp.	7,447	261,464
Preferred Apartment Communities, Inc., Class A	5,153	38,184
PS Business Parks, Inc.	2,253	290,840
QTS Realty Trust, Inc., Class A	6,479	405,132
Ready Capital Corp.	4,353	29,035
Redwood Trust, Inc.	12,591	51,623
Retail Opportunity Investments Corp.	12,865	124,855
Retail Value, Inc.	1,680	24,310
Rexford Industrial Realty, Inc.	12,790	520,809

RLJ Lodging Trust	19,036	176,844
RPT Realty	8,793	59,968
Ryman Hospitality Properties, Inc.	5,514	194,865
Sabra Health Care REIT, Inc.	22,709	291,129
Saul Centers, Inc.	1,356	44,233
Seritage Growth Properties, Class A†	3,797	40,172
STAG Industrial, Inc.	16,853	442,391
Summit Hotel Properties, Inc.	11,655	70,629
Sunstone Hotel Investors, Inc.	25,275	232,277
Tanger Factory Outlet Centers, Inc.	10,155	76,366
Terreno Realty Corp.	7,428	407,203
TPG RE Finance Trust, Inc.	5,581	42,918
UMH Properties, Inc.	4,077	52,960
Uniti Group, Inc.	20,834	147,088
Universal Health Realty Income Trust	1,443	154,343
Urban Edge Properties	12,960	149,040
Urstadt Biddle Properties, Inc., Class A	3,330	48,651
Washington Prime Group, Inc.	21,035	18,086
Washington Real Estate Investment Trust	9,264	216,036
Western Asset Mtg. Capital Corp.	5,851	17,846
Whitestone REIT	4,313	29,242
Xenia Hotels & Resorts, Inc.	12,762	123,791

		13,436,796

Real Estate Management/Services — 0.4%
Cushman & Wakefield PLC†	12,684	154,364
eXp World Holdings, Inc.†	2,322	21,316
Marcus & Millichap, Inc.†	2,585	75,094
Maui Land & Pineapple Co., Inc.†	760	7,942
Newmark Group, Inc., Class A	16,166	62,724
RE/MAX Holdings, Inc., Class A	2,011	52,869
Realogy Holdings Corp.	12,810	55,596
Redfin Corp.†	10,077	212,927
RMR Group, Inc., Class A	1,706	50,600
Safehold, Inc.	1,431	82,655

		776,087

Real Estate Operations & Development — 0.1%
American Realty Investors, Inc.†	281	2,234
Consolidated-Tomoka Land Co.	550	23,116
FRP Holdings, Inc.†	783	34,053
Griffin Industrial Realty, Inc.	108	4,149
Legacy Housing Corp.†	650	6,357
McGrath RentCorp	2,725	148,649
Stratus Properties, Inc.†	661	11,085
Transcontinental Realty Investors, Inc.†	119	2,246

		231,889

Recreational Centers — 0.0%
OneSpaWorld Holdings, Ltd.	5,112	33,279

Recreational Vehicles — 0.1%
Camping World Holdings, Inc., Class A	3,706	32,872
Malibu Boats, Inc., Class A†	2,296	78,937
Marine Products Corp.	832	8,087
MasterCraft Boat Holdings, Inc.†	2,072	21,652
OneWater Marine, Inc., Class A†	516	5,929

		147,477

Recycling — 0.0%
Harsco Corp.†	8,780	87,624

Rental Auto/Equipment — 0.3%
Aaron’s, Inc.	7,607	242,739
Avis Budget Group, Inc.†	6,477	106,741
CAI International, Inc.†	1,849	30,490
Herc Holdings, Inc.†	2,713	76,588
Hertz Global Holdings, Inc.†	11,424	46,153
Rent-A-Center, Inc.	5,554	110,552
Textainer Group Holdings, Ltd.†	5,866	51,504

		664,767

Resorts/Theme Parks — 0.2%
Marriott Vacations Worldwide Corp.	4,662	386,946
SeaWorld Entertainment, Inc.†	5,310	78,004

		464,950

Retail-Apparel/Shoe — 0.4%
Abercrombie & Fitch Co., Class A	7,067	74,769
American Eagle Outfitters, Inc.	17,700	140,715
Ascena Retail Group, Inc.†	882	1,279
Boot Barn Holdings, Inc.†	3,199	59,053
Buckle, Inc.	3,252	49,788
Caleres, Inc.	4,437	35,984
Cato Corp., Class A	2,496	28,105
Chico’s FAS, Inc.	13,140	19,710
Children’s Place, Inc.	1,651	48,803
Designer Brands, Inc., Class A	6,905	43,847
Duluth Holdings, Inc., Class B†	1,209	4,848
Express, Inc.†	7,047	14,587
Genesco, Inc.†	1,598	30,250
Guess?, Inc.	5,177	48,405
J. Jill, Inc.†	1,897	864
RTW RetailWinds, Inc.†	3,415	1,065
Shoe Carnival, Inc.	1,021	24,116
Tailored Brands, Inc.	5,398	8,961
Tilly’s, Inc., Class A	2,474	14,572
Vera Bradley, Inc.†	2,260	12,453
Winmark Corp.	275	41,250

		703,424

Retail-Appliances — 0.0%
Conn’s, Inc.†	2,032	13,736

Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc.†	8,929	27,144

Retail-Automobile — 0.4%
America’s Car-Mart, Inc.†	692	45,637
Asbury Automotive Group, Inc.†	2,174	146,745
Group 1 Automotive, Inc.	1,986	112,388
Lithia Motors, Inc., Class A	2,525	279,164
Rush Enterprises, Inc., Class A	3,062	114,825
Rush Enterprises, Inc., Class B	507	17,902
Sonic Automotive, Inc., Class A	2,742	58,761

		775,422

Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.	13,726	84,964

Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	4,687	8,390

Retail-Building Products — 0.2%
At Home Group, Inc.†	5,365	12,608

Beacon Roofing Supply, Inc.†	6,111	134,442
BlueLinx Holdings, Inc.†	1,007	5,508
BMC Stock Holdings, Inc.†	7,498	159,333
Foundation Building Materials, Inc.†	2,291	26,805
GMS, Inc.†	4,543	83,500

		422,196

Retail-Computer Equipment — 0.0%
PC Connection, Inc.	1,266	58,173

Retail-Discount — 0.2%
Big Lots, Inc.	4,383	102,781
BJ’s Wholesale Club Holdings, Inc.†	12,560	330,454
Citi Trends, Inc.	1,228	13,950

		447,185

Retail-Drug Store — 0.1%
OptimizeRx Corp.†	1,553	14,459
Rite Aid Corp.†	6,210	88,989

		103,448

Retail-Floor Coverings — 0.0%
Lumber Liquidators Holdings, Inc.†	3,210	22,630

Retail-Hair Salons — 0.0%
Regis Corp.†	2,627	32,627

Retail-Home Furnishings — 0.2%
Bassett Furniture Industries, Inc.	1,074	7,346
Haverty Furniture Cos., Inc.	2,008	27,168
La-Z-Boy, Inc.	5,050	118,423
Lovesac Co.†	989	11,799
RH†	1,903	273,613

		438,349

Retail-Jewelry — 0.0%
Movado Group, Inc.	1,771	18,259
Signet Jewelers, Ltd.	5,836	58,710

		76,969

Retail-Leisure Products — 0.0%
MarineMax, Inc.†	2,373	34,195

Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.†	36,225	9,201

Retail-Misc./Diversified — 0.2%
Container Store Group, Inc.†	1,790	3,759
Gaia, Inc.†	1,182	10,744
GameStop Corp., Class A†	7,387	42,327
Hudson, Ltd., Class A†	4,466	21,883
Party City Holdco, Inc.†	6,072	4,606
PriceSmart, Inc.	2,529	160,693
Sally Beauty Holdings, Inc.†	13,159	127,774

		371,786

Retail-Office Supplies — 0.1%
Office Depot, Inc.	61,187	135,835

Retail-Pawn Shops — 0.2%
FirstCash, Inc.	4,645	333,697

Retail-Pet Food & Supplies — 0.2%
Freshpet, Inc.†	3,874	292,138
PetIQ, Inc.†	2,226	63,664
PetMed Express, Inc.	2,206	87,291

		443,093

Retail-Petroleum Products — 0.1%
World Fuel Services Corp.	7,262	181,550

Retail-Regional Department Stores — 0.0%
Dillard’s, Inc., Class A	1,109	32,693

Retail-Restaurants — 1.3%
Biglari Holdings, Inc., Class B†	106	7,419
BJ’s Restaurants, Inc.	2,153	47,065
Bloomin’ Brands, Inc.	9,797	118,054
Brinker International, Inc.	4,207	97,939
Cannae Holdings, Inc.†	8,318	262,433
Carrols Restaurant Group, Inc.†	3,930	14,344
Cheesecake Factory, Inc.	4,682	104,362
Chuy’s Holdings, Inc.†	1,868	31,308
Cracker Barrel Old Country Store, Inc.	2,706	263,564
Dave & Buster’s Entertainment, Inc.	3,474	50,859
Del Taco Restaurants, Inc.†	3,249	19,104
Denny’s Corp.†	6,521	73,492
Dine Brands Global, Inc.	1,798	79,813
El Pollo Loco Holdings, Inc.†	2,201	26,918
Fiesta Restaurant Group, Inc.†	2,666	19,395
J Alexander’s Holdings, Inc.†	1,471	7,782
Jack in the Box, Inc.	2,599	156,720
Kura Sushi USA, Inc., Class A†	379	6,379
Noodles & Co.†	3,213	20,081
Papa John’s International, Inc.	2,490	179,081
Potbelly Corp.†	2,339	8,070
Red Robin Gourmet Burgers, Inc.†	1,461	21,374
Ruth’s Hospitality Group, Inc.	3,109	34,992
Shake Shack, Inc., Class A†	3,265	177,975
Texas Roadhouse, Inc.	7,435	350,114
Waitr Holdings, Inc.†	6,498	8,707
Wingstop, Inc.	3,304	387,460

		2,574,804

Retail-Sporting Goods — 0.1%
Hibbett Sports, Inc.†	1,943	29,980
Sportsman’s Warehouse Holdings, Inc.†	4,776	34,196
Zumiez, Inc.†	2,247	47,502

		111,678

Retail-Vision Service Center — 0.1%
National Vision Holdings, Inc.†	8,819	233,703

Retail-Vitamins & Nutrition Supplements — 0.0%
GNC Holdings, Inc., Class A†	9,205	5,297

Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	20,778	75,009

Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	5,660	119,935

Rubber/Plastic Products — 0.3%
Myers Industries, Inc.	3,993	49,353
Proto Labs, Inc.†	3,037	308,529
Raven Industries, Inc.	4,038	89,926
Trinseo SA	4,422	90,430

		538,238

Satellite Telecom — 0.2%
Gogo, Inc.†	6,182	10,077
Intelsat SA†	7,548	9,435
Iridium Communications, Inc.†	11,149	250,908
KVH Industries, Inc.†	1,848	17,149
Loral Space & Communications, Inc.†	1,445	31,790

		319,359

Savings & Loans/Thrifts — 1.2%
Axos Financial, Inc.†	6,509	150,032
Banc of California, Inc.	5,100	53,142
BankFinancial Corp.	1,569	12,976
Berkshire Hills Bancorp, Inc.	5,073	86,444
Brookline Bancorp, Inc.	8,828	90,134
Capitol Federal Financial, Inc.	14,867	178,255
Community Bankers Trust Corp.	2,460	13,751
Dime Community Bancshares, Inc.	3,480	57,176
ESSA Bancorp, Inc.	1,054	12,648
First Capital, Inc.	365	18,195
First Defiance Financial Corp.	4,155	72,214
First Financial Northwest, Inc.	882	8,661
Flushing Financial Corp.	3,043	38,007
FS Bancorp, Inc.	450	18,877
Greene County Bancorp, Inc.	372	7,808
Hingham Institution for Savings	156	23,871
Home Bancorp, Inc.	858	21,793
HomeTrust Bancshares, Inc.	1,742	26,775
Investors Bancorp, Inc.	25,591	238,252
Malvern Bancorp, Inc.†	850	11,178
Meridian Bancorp, Inc.	5,400	63,612
Northfield Bancorp, Inc.	4,914	55,381
Northwest Bancshares, Inc.	12,883	136,689
OceanFirst Financial Corp.	6,154	103,695
Pacific Premier Bancorp, Inc.	6,545	139,736
Provident Financial Holdings, Inc.	660	8,613
Provident Financial Services, Inc.	6,871	98,599
Prudential Bancorp, Inc.	985	12,115
Riverview Bancorp, Inc.	2,394	13,239
Southern Missouri Bancorp, Inc.	874	20,740
Territorial Bancorp, Inc.	876	22,014
Timberland Bancorp, Inc.	835	16,157
Washington Federal, Inc.	8,721	233,200
Waterstone Financial, Inc.	2,657	38,580
WSFS Financial Corp.	5,714	166,735

		2,269,294

Schools — 0.8%
Adtalem Global Education, Inc.†	5,945	188,873
American Public Education, Inc.†	1,702	43,861
Chegg, Inc.†	13,330	569,857
K12, Inc.†	4,422	100,424
Laureate Education, Inc., Class A†	12,690	120,174
Perdoceo Education Corp.†	7,762	100,906
Rosetta Stone, Inc.†	2,336	39,899
Strategic Education, Inc.	2,401	382,479

		1,546,473

Security Services — 0.2%
Brink’s Co.	5,620	287,294

Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	1,490	9,253

Semiconductor Components-Integrated Circuits — 0.5%
Cirrus Logic, Inc.†	6,560	495,936
MaxLinear, Inc.†	7,438	122,652
Power Integrations, Inc.	3,188	326,292

		944,880

Semiconductor Equipment — 0.7%
Axcelis Technologies, Inc.†	3,631	84,820
Brooks Automation, Inc.	8,154	313,847
Cabot Microelectronics Corp.	3,264	399,971
Cohu, Inc.	4,532	74,914
FormFactor, Inc.†	8,496	197,957
Onto Innovation, Inc.†	5,418	175,868
Ultra Clean Holdings, Inc.†	4,449	81,817
Veeco Instruments, Inc.†	5,419	59,230

		1,388,424

Silver Mining — 0.0%
Pan American Silver Corp. CVR†	29,003	13,921

Software Tools — 0.0%
Digital Turbine, Inc.†	8,833	51,761

Steel Pipe & Tube — 0.1%
Advanced Drainage Systems, Inc.	4,884	197,997
Northwest Pipe Co.†	1,077	26,193
Omega Flex, Inc.	326	29,373
Synalloy Corp.†	936	8,274
TimkenSteel Corp.†	4,530	11,778

		273,615

Steel-Producers — 0.2%
Carpenter Technology Corp.	5,302	117,545
Commercial Metals Co.	13,275	211,604
Schnitzer Steel Industries, Inc., Class A	2,932	45,622

		374,771

Steel-Specialty — 0.1%
Allegheny Technologies, Inc.†	14,160	106,342

Storage/Warehousing — 0.1%
Mobile Mini, Inc.	4,941	141,164

Superconductor Product & Systems — 0.0%
American Superconductor Corp.†	2,402	13,811

SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	3,473	39,662

Telecom Equipment-Fiber Optics — 0.2%
Clearfield, Inc.†	1,261	16,431
Viavi Solutions, Inc.†	25,880	312,630

		329,061

Telecom Services — 0.2%
ATN International, Inc.	1,245	77,339
Consolidated Communications Holdings, Inc.	7,935	49,752
GTT Communications, Inc.†	3,799	43,157
Ooma, Inc.†	2,297	26,783
ORBCOMM, Inc.†	8,229	21,725

RigNet, Inc.†	1,635	2,207
Spok Holdings, Inc.	1,980	20,315
Vonage Holdings Corp.†	25,491	213,105

		454,383

Telecommunication Equipment — 0.3%
Acacia Communications, Inc.†	4,269	288,969
ADTRAN, Inc.	5,365	55,152
Airgain, Inc.†	1,006	8,139
DASAN Zhone Solutions, Inc.†	886	5,679
Harmonic, Inc.†	10,033	58,191
Plantronics, Inc.	3,806	53,741
Preformed Line Products Co.	346	17,189

		487,060

Telephone-Integrated — 0.2%
Cincinnati Bell, Inc.†	5,584	81,806
IDT Corp., Class B†	1,874	10,120
Shenandoah Telecommunications Co.	5,397	288,793

		380,719

Television — 0.1%
Central European Media Enterprises, Ltd., Class A†	9,982	38,830
Gray Television, Inc.†	10,250	119,002

		157,832

Textile-Apparel — 0.0%
Unifi, Inc.†	1,623	16,798

Textile-Products — 0.0%
Culp, Inc.	1,241	8,824

Theaters — 0.0%
AMC Entertainment Holdings, Inc., Class A	5,807	28,570
Reading International, Inc., Class A†	1,832	7,814

		36,384

Therapeutics — 0.3%
Akebia Therapeutics, Inc.†	13,288	107,633
Anika Therapeutics, Inc.†	1,507	50,078
Axsome Therapeutics, Inc.†	3,040	288,891
CorMedix, Inc.†	2,859	11,865
Flexion Therapeutics, Inc.†	3,801	40,443
G1 Therapeutics, Inc.†	3,808	49,999
La Jolla Pharmaceutical Co.†	2,332	16,930
MannKind Corp.†	21,105	27,436
Portola Pharmaceuticals, Inc.†	8,582	60,761
Recro Pharma, Inc.†	2,209	18,688

		672,724

Tobacco — 0.2%
22nd Century Group, Inc.†	13,024	12,245
Greenlane Holdings, Inc., Class A†	1,134	3,629
Pyxus International, Inc.†	960	2,515
Turning Point Brands, Inc.	932	21,716
Universal Corp.	2,731	132,099
Vector Group, Ltd.	12,492	133,664

		305,868

Tools-Hand Held — 0.2%
MSA Safety, Inc.	3,975	447,307

Toys — 0.0%
Funko, Inc., Class A†	2,464	10,546

Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	8,450	23,153

Transactional Software — 0.0%
InnerWorkings, Inc.†	4,969	8,795
Synchronoss Technologies, Inc.†	4,373	15,087

		23,882

Transport-Air Freight — 0.1%
Air Transport Services Group, Inc.†	6,583	133,240
Atlas Air Worldwide Holdings, Inc.†	2,617	85,968

		219,208

Transport-Equipment & Leasing — 0.2%
GATX Corp.	3,943	233,820
General Finance Corp.†	1,307	7,620
Greenbrier Cos., Inc.	3,615	61,383
Willis Lease Finance Corp.†	328	6,563

		309,386

Transport-Marine — 0.5%
Ardmore Shipping Corp.	3,758	24,728
Costamare, Inc.	5,815	29,191
DHT Holdings, Inc.	12,454	90,416
Diamond S Shipping, Inc.†	3,040	37,726
Dorian LPG, Ltd.†	3,053	28,973
Eagle Bulk Shipping, Inc.†	4,983	8,371
GasLog, Ltd.	4,554	21,039
Genco Shipping & Trading, Ltd.	1,707	9,952
Golar LNG, Ltd.	10,666	75,622
International Seaways, Inc.	2,839	68,704
Nordic American Tankers, Ltd.	15,683	94,412
Overseas Shipholding Group, Inc., Class A†	7,283	18,208
Safe Bulkers, Inc.†	5,729	5,958
Scorpio Bulkers, Inc.	613	15,711
Scorpio Tankers, Inc.	4,964	108,662
SEACOR Holdings, Inc.†	1,958	55,333
SFL Corp., Ltd.	9,152	103,326
Teekay Corp.†	7,729	28,752
Teekay Tankers, Ltd.†	2,680	54,431
Tidewater, Inc.†	4,438	25,563

		905,078

Transport-Services — 0.3%
CryoPort, Inc.†	3,547	66,826
Daseke, Inc.†	5,147	8,776
Echo Global Logistics, Inc.†	3,018	52,906
Forward Air Corp.	3,174	163,778
Hub Group, Inc., Class A†	3,639	175,072
Matson, Inc.	4,785	144,698
Radiant Logistics, Inc.†	4,399	18,828
Universal Logistics Holdings, Inc.	897	12,495

		643,379

Transport-Truck — 0.4%
ArcBest Corp.	2,867	58,401
Covenant Transportation Group, Inc., Class A†	1,420	12,610

Heartland Express, Inc.	5,171	101,300
Marten Transport, Ltd.	4,417	99,029
P.A.M. Transportation Services, Inc.†	214	8,170
Saia, Inc.†	2,920	270,158
US Xpress Enterprises, Inc. Class A†	2,458	10,717
Werner Enterprises, Inc.	5,094	204,371
YRC Worldwide, Inc.†	3,754	6,457

		771,213

Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	8,174	19,209

Venture Capital — 0.0%
Safeguard Scientifics, Inc.	2,194	15,555

Veterinary Diagnostics — 0.2%
Heska Corp.†	789	55,861
Neogen Corp.†	5,837	365,338

		421,199

Vitamins & Nutrition Products — 0.1%
Calyxt, Inc.†	1,050	4,578
LifeVantage Corp.†	1,575	24,413
Nature’s Sunshine Products, Inc.†	985	8,668
USANA Health Sciences, Inc.†	1,411	125,889

		163,548

Water — 0.5%
American States Water Co.	4,128	327,639
Artesian Resources Corp., Class A	901	31,112
California Water Service Group	5,411	243,062
Consolidated Water Co., Ltd.	1,623	24,377
Global Water Resources, Inc.	1,389	14,932
Middlesex Water Co.	1,911	115,233
PICO Holdings, Inc.†	2,023	17,317
SJW Group	2,964	176,447
York Water Co.	1,453	58,585

		1,008,704

Water Treatment Systems — 0.1%
Energy Recovery, Inc.†	4,230	34,432
Evoqua Water Technologies Corp.†	8,546	137,163
Pure Cycle Corp.†	2,179	22,379

		193,974

Web Hosting/Design — 0.3%
Endurance International Group Holdings, Inc.†	8,154	20,915
NIC, Inc.	7,402	179,350
Q2 Holdings, Inc.†	4,915	391,824

		592,089

Web Portals/ISP — 0.0%
Meet Group, Inc.†	7,780	48,003

Wire & Cable Products — 0.2%
Belden, Inc.	4,394	150,231
Encore Wire Corp.	2,292	104,928
Insteel Industries, Inc.	2,076	36,475

		291,634

Wireless Equipment — 0.2%
Anterix, Inc.†	1,210	63,525
CalAmp Corp.†	3,736	25,106
Casa Systems, Inc.†	3,564	18,283
InterDigital, Inc.	3,512	202,888
Maxar Technologies, Inc.	6,728	84,840
Ribbon Communications, Inc.†	6,718	24,487
Sonim Technologies, Inc.†	1,119	1,097
TESSCO Technologies, Inc.	734	4,522

		424,748

X-Ray Equipment — 0.1%
Varex Imaging Corp.†	4,238	110,739
ViewRay, Inc.†	11,865	24,679

		135,418

Total Long-Term Investment Securities (cost $218,158,242)		185,247,976

SHORT-TERM INVESTMENT SECURITIES — 1.0%
U.S. Government Treasuries — 1.0%
United States Treasury Bills 0.06% due 07/02/2020(2)	$250,000	249,961
0.07% due 02/25/2021(2)	200,000	199,750
0.08% due 02/25/2021(2)	450,000	449,438
0.11% due 12/31/2020(2)	200,000	199,815
0.21% due 09/10/2020(2)	150,000	149,941
1.53% due 05/07/2020(2)	800,000	799,993

Total Short-Term Investment Securities (cost $2,049,098)		2,048,898

REPURCHASE AGREEMENTS — 4.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 04/30/2020, to be repurchased 05/01/2020 in the amount $8,803,000 collateralized by $8,565,000 of United States Treasury Notes, bearing interest at 2.13% due 05/15/2022 and having an approximate value of $8,980,308 (cost $8,803,000)	8,803,000	8,803,000

TOTAL INVESTMENTS (cost $229,010,340)	100.3%	196,099,874
Liabilities in excess of other assets	(0.3)	(667,369)

NET ASSETS	100.0%	$195,432,505

† Non-income producing security

(1) Securities classified as Level 3 (see Note 1).

(2) The security or a portion thereof was pledged as collateral to cover margin requirements for open futures Contracts.

CVR — Contingent Value Rights

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
156	Long	E-Mini Russell 2000 Index	June 2020	$9,048,116	$10,192,260	$1,144,144

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Finance-Commercial	$231,589	$—	$1,215	$232,804
Medical-Biomedical/Gene	14,558,089	—	6,803	14,564,892
Other Industries	170,450,280	—	—	170,450,280
Short-Term Investment Securities	—	2,048,898	—	2,048,898
Repurchase Agreements	—	8,803,000	—	8,803,000

Total Investments at Value	$185,239,958	$10,851,898	$8,018	$196,099,874

Other Financial Instruments:†
Futures Contracts	$1,144,144	$—	$—	$1,144,144

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 82.7%
Advertising Agencies — 0.1%
WPP PLC	29,210	$228,851

Advertising Services — 0.1%
Stroeer SE & Co. KGaA	2,440	154,922
Trade Desk, Inc., Class A†	280	81,922

		236,844

Aerospace/Defense — 0.5%
Boeing Co.	2,929	413,048
Northrop Grumman Corp.	1,802	595,867
Raytheon Technologies Corp.	249	16,138
Spirit AeroSystems Holdings, Inc., Class A	1,275	28,254
Teledyne Technologies, Inc.†	290	94,444

		1,147,751

Aerospace/Defense-Equipment — 0.3%
HEICO Corp.	80	7,008
HEICO Corp., Class A	473	34,212
L3Harris Technologies, Inc.	1,155	223,723
Meggitt PLC	58,380	205,638
Safran SA	2,388	220,747

		691,328

Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	1,025	28,188

Agricultural Operations — 0.0%
Bunge, Ltd.	880	34,910
Cadiz, Inc.†	4,070	43,427

		78,337

Airlines — 0.1%
Alaska Air Group, Inc.	2,447	79,576
Hawaiian Holdings, Inc.	3,140	45,216
United Airlines Holdings, Inc.†	1,338	39,578

		164,370

Apparel Manufacturers — 0.2%
Burberry Group PLC	9,593	168,184
Kering SA	435	219,684
Oxford Industries, Inc.	980	41,082
Samsonite International SA*	91,800	78,414
Tapestry, Inc.	1,559	23,198
VF Corp.	924	53,684

		584,246

Appliances — 0.0%
iRobot Corp.†	697	42,489

Applications Software — 4.4%
Appfolio, Inc., Class A†	400	43,944
CDK Global, Inc.	1,580	62,062
Cerence, Inc.†	1,693	35,824
Five9, Inc.†	700	64,869
Intuit, Inc.	3,256	878,501
Microsoft Corp.	44,745	8,018,752
Nuance Communications, Inc.†	3,450	69,690
salesforce.com, Inc.†	6,658	1,078,263
ServiceNow, Inc.†	2,603	915,059
Smartsheet, Inc., Class A†	1,200	63,264
Upland Software, Inc.†	1,230	38,905

		11,269,133

Athletic Footwear — 0.2%
NIKE, Inc., Class B	5,115	445,926

Audio/Video Products — 0.2%
Panasonic Corp.	27,600	210,995
Sony Corp.	4,200	269,452

		480,447

Auto-Cars/Light Trucks — 0.6%
Ferrari NV	563	87,614
Honda Motor Co., Ltd.	5,600	135,204
Suzuki Motor Corp.	6,000	192,563
Tesla, Inc.†	652	509,786
Toyota Motor Corp.	9,300	573,985

		1,499,152

Auto-Heavy Duty Trucks — 0.2%
Cummins, Inc.	1,256	205,356
PACCAR, Inc.	4,520	312,920

		518,276

Auto/Truck Parts & Equipment-Original — 0.5%
Aptiv PLC	979	68,089
Autoliv, Inc.	632	37,933
Autoliv, Inc. SDR	2,846	174,556
Denso Corp.	4,100	144,515
Dorman Products, Inc.†	685	43,210
Lear Corp.	506	49,411
Magna International, Inc.	10,358	404,273
Stanley Electric Co., Ltd.	7,900	180,479
Tenneco, Inc., Class A†	1,700	8,823
Veoneer, Inc.†	3,012	29,457
WABCO Holdings, Inc.†	425	57,111

		1,197,857

Auto/Truck Parts & Equipment-Replacement — 0.0%
Standard Motor Products, Inc.	940	38,249

Banks-Commercial — 1.6%
Australia & New Zealand Banking Group, Ltd.	17,218	185,120
BankUnited, Inc.	2,262	44,810
Commerce Bancshares, Inc.	1,129	69,084
Cullen/Frost Bankers, Inc.	800	57,488
DBS Group Holdings, Ltd.	10,500	147,179
DNB ASA	33,407	405,946
East West Bancorp, Inc.	1,891	66,317
Erste Group Bank AG	5,975	129,968
Farmers & Merchants Bancorp, Inc.	1,360	32,640
First Financial Bankshares, Inc.	1,800	50,130
First Interstate BancSystem, Inc., Class A	1,310	44,278
First Republic Bank	732	76,340
FNB Corp.	5,830	47,165
Glacier Bancorp, Inc.	1,300	49,504
Hilltop Holdings, Inc.	2,380	45,934
Home BancShares, Inc.	3,370	51,662
ING Groep NV	51,234	281,661
Intesa Sanpaolo SpA	91,522	143,074
Meta Financial Group, Inc.	1,572	28,956
National Bank of Canada	9,322	375,974
PacWest Bancorp	2,370	47,969
Park National Corp.	480	38,390
Pinnacle Financial Partners, Inc.	1,264	50,876
Popular, Inc.	1,450	55,955

1

Prosperity Bancshares, Inc.	1,059	63,466
Signature Bank	589	63,129
Standard Chartered PLC	16,078	82,625
Sumitomo Mitsui Trust Holdings, Inc.	6,100	178,229
SVB Financial Group†	317	61,235
Svenska Handelsbanken AB, Class A†	34,107	315,066
TCF Financial Corp.	1,106	32,837
Truist Financial Corp.	6,240	232,877
United Bankshares, Inc.	1,830	54,827
United Overseas Bank, Ltd.	17,800	254,300
Webster Financial Corp.	1,958	55,314
Western Alliance Bancorp	1,550	55,614

		3,975,939

Banks-Fiduciary — 0.1%
State Street Corp.	2,926	184,455
Banks-Super Regional — 0.7%
Fifth Third Bancorp	22,604	422,469
PNC Financial Services Group, Inc.	4,034	430,307
Wells Fargo & Co.	29,773	864,905

		1,717,681

Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.	1,070	41,687
EnerSys	830	48,464

		90,151

Beverages-Non-alcoholic — 0.7%
Coca-Cola Co.	10,436	478,908
Keurig Dr Pepper, Inc.	5,085	134,549
Monster Beverage Corp.†	2,192	135,488
National Beverage Corp.†	865	43,449
New Age Beverages Corp.†	2,300	3,243
PepsiCo, Inc.	7,321	968,495

		1,764,132

Beverages-Wine/Spirits — 0.2%
Diageo PLC	16,017	555,220
MGP Ingredients, Inc.	870	32,825

		588,045

Brewery — 0.1%
Constellation Brands, Inc., Class A	170	27,997
Kirin Holdings Co., Ltd.	8,200	157,987

		185,984

Broadcast Services/Program — 0.1%
Fox Corp., Class A	3,458	89,458
Liberty Media Corp.—Liberty Formula One, Series C†	957	30,806
MSG Networks, Inc., Class A†	1,040	12,355

		132,619

Building & Construction Products-Misc. — 0.0%
Trex Co., Inc.†	700	66,654

Building & Construction-Misc. — 0.0%
TopBuild Corp.†	650	60,574

Building Products-Air & Heating — 0.1%
Carrier Global Corp.†	243	4,303
Johnson Controls International PLC	2,243	65,294
Lennox International, Inc.	320	59,738

		129,335

Building Products-Cement — 0.0%
MDU Resources Group, Inc.	2,460	55,252
Building Products-Doors & Windows — 0.0%
Apogee Enterprises, Inc.	360	7,358
Cornerstone Building Brands, Inc.†	920	4,904
Griffon Corp.	2,410	39,548
Masonite International Corp.†	810	47,855

		99,665

Building-Heavy Construction — 0.0%
Aegion Corp.†	1,920	30,816
Dycom Industries, Inc.†	1,301	42,413
Goldfield Corp.†	7,500	25,875

		99,104

Building-Residential/Commercial — 0.1%
Green Brick Partners, Inc.†	4,000	35,640
Persimmon PLC	8,476	235,707

		271,347

Cable/Satellite TV — 0.6%
Altice USA, Inc., Class A†	1,011	26,256
Cable One, Inc.	43	82,253
Charter Communications, Inc., Class A†	293	145,102
Comcast Corp., Class A	23,723	892,697
DISH Network Corp., Class A†	299	7,479
Liberty Broadband Corp., Class C†	1,614	198,006
Liberty Global PLC, Class A†	288	5,593
Liberty Global PLC, Class C†	878	16,076
Sirius XM Holdings, Inc.	8,940	52,835

		1,426,297

Casino Hotels — 0.1%
Las Vegas Sands Corp.	2,280	109,485
MGM Resorts International	1,194	20,095
Wynn Resorts, Ltd.	860	73,556

		203,136

Casino Services — 0.0%
Eldorado Resorts, Inc.†	1,590	34,090
Scientific Games Corp.†	2,150	27,111

		61,201

Cellular Telecom — 0.1%
T-Mobile US, Inc.†	423	37,139
Vodafone Group PLC ADR	21,047	297,605

		334,744

Chemicals-Diversified — 0.6%
AdvanSix, Inc.†	1,280	15,590
Asahi Kasei Corp.	31,600	223,319
BASF SE	4,430	227,719
Celanese Corp.	424	35,222
Covestro AG*	4,442	149,836
DuPont de Nemours, Inc.	4,896	230,210
Johnson Matthey PLC	9,555	240,091
PPG Industries, Inc.	4,443	403,558
Tosoh Corp.	3,100	38,096

2

Westlake Chemical Corp.	1,057	45,927

		1,609,568

Chemicals-Specialty — 0.2%
Chemours Co.	1,960	22,991
Ecolab, Inc.	300	58,050
Element Solutions, Inc.†	4,820	49,405
Minerals Technologies, Inc.	1,098	48,356
NewMarket Corp.	117	48,138
Rogers Corp.†	363	40,308
Sensient Technologies Corp.	938	44,827
Umicore SA	5,812	251,309
Valvoline, Inc.	3,280	56,383

		619,767

Circuit Boards — 0.0%
TTM Technologies, Inc.†	3,460	40,101

Coal — 0.0%
Arch Coal, Inc., Class A	278	8,115
CONSOL Energy, Inc.†	1,010	7,666

		15,781

Coatings/Paint — 0.3%
Axalta Coating Systems, Ltd.†	1,840	36,322
RPM International, Inc.	5,198	345,199
Sherwin-Williams Co.	602	322,895

		704,416

Commercial Services — 0.4%
Amadeus IT Group SA	4,722	227,532
Cintas Corp.	612	135,760
CoStar Group, Inc.†	627	406,459
LiveRamp Holdings, Inc.†	1,260	47,704
Macquarie Infrastructure Corp.	1,297	35,784
TechnoPro Holdings, Inc.	3,600	204,473

		1,057,712

Commercial Services-Finance — 1.4%
Automatic Data Processing, Inc.	1,912	280,471
Equifax, Inc.	3,501	486,289
Euronet Worldwide, Inc.†	429	39,365
FleetCor Technologies, Inc.†	1,018	245,592
Global Payments, Inc.	5,562	923,403
Green Dot Corp., Class A†	1,630	49,715
IHS Markit, Ltd.	126	8,480
PayPal Holdings, Inc.†	6,143	755,589
S&P Global, Inc.	1,953	571,995
Square, Inc., Class A†	1,174	76,474
TransUnion	1,692	133,313

		3,570,686

Communications Software — 0.0%
RingCentral, Inc., Class A†	490	111,980

Computer Aided Design — 0.3%
Synopsys, Inc.†	4,083	641,521

Computer Services — 0.5%
Accenture PLC, Class A	4,541	840,948
Cognizant Technology Solutions Corp., Class A	1,902	110,354
Conduent, Inc.†	3,660	9,223
NTT Data Corp.	1,900	19,394
Science Applications International Corp.	710	57,979
Sykes Enterprises, Inc.†	1,370	39,223
Teleperformance	655	146,899

		1,224,020

Computer Software — 0.4%
Bandwidth, Inc., Class A†	400	32,624
Citrix Systems, Inc.	551	79,900
Cloudera, Inc.†	4,720	39,082
Dropbox, Inc., Class A†	2,400	50,448
Envestnet, Inc.†	800	50,016
j2 Global, Inc.	660	53,222
MongoDB, Inc.†	320	51,882
Splunk, Inc.†	2,855	400,728
SS&C Technologies Holdings, Inc.	1,600	88,256
Twilio, Inc., Class A†	640	71,872
Veritone, Inc.†	2,530	13,004
Yext, Inc.†	3,110	39,808

		970,842

Computers — 1.9%
Apple, Inc.	15,948	4,685,523
Dell Technologies, Inc., Class C†	931	39,744

		4,725,267

Computers-Integrated Systems — 0.0%
NCR Corp.†	2,370	48,632
NetScout Systems, Inc.†	1,500	39,720

		88,352

Computers-Other — 0.0%
3D Systems Corp.†	3,030	25,725
Lumentum Holdings, Inc.†	606	49,031

		74,756

Computers-Periphery Equipment — 0.0%
Qualstar Corp.†	700	1,225
Qumu Corp.†	3,000	7,620

		8,845

Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	1,137	83,501
FTI Consulting, Inc.†	540	68,775
Worley, Ltd.	27,359	156,326

		308,602

Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	2,099	290,669
Spectrum Brands Holdings, Inc.	1,229	52,921

		343,590

Containers-Metal/Glass — 0.2%
Ball Corp.	7,202	472,379
Greif, Inc., Class B	370	14,708

		487,087

Containers-Paper/Plastic — 0.4%
Amcor PLC CDI	19,474	176,757
Matthews International Corp., Class A	1,400	33,516
Packaging Corp. of America	5,026	485,763
Sealed Air Corp.	5,468	156,330
Sonoco Products Co.	1,150	56,166

3

WestRock Co.	2,915	93,834

		1,002,366

Cosmetics & Toiletries — 0.9%
Colgate-Palmolive Co.	2,344	164,713
Estee Lauder Cos., Inc., Class A	115	20,286
L’Oreal SA	1,725	502,019
Pola Orbis Holdings, Inc.	3,700	65,697
Procter & Gamble Co.	4,054	477,845
Unilever PLC	19,589	1,012,790

		2,243,350

Data Processing/Management — 1.0%
Broadridge Financial Solutions, Inc.	655	75,980
CSG Systems International, Inc.	1,020	49,552
DocuSign, Inc.†	1,839	192,635
Fidelity National Information Services, Inc.	11,068	1,459,758
Fiserv, Inc.†	7,495	772,435

		2,550,360

Decision Support Software — 0.0%
MSCI, Inc.	225	73,575

Diagnostic Equipment — 2.0%
Accelerate Diagnostics, Inc.†	2,780	30,330
Danaher Corp.	17,245	2,818,867
Repligen Corp.†	540	62,721
Thermo Fisher Scientific, Inc.	6,385	2,136,932

		5,048,850

Dialysis Centers — 0.1%
Fresenius SE & Co. KGaA	8,156	355,098

Disposable Medical Products — 0.0%
Teleflex, Inc.	48	16,099

Distribution/Wholesale — 0.1%
Bunzl PLC	6,517	141,928
EVI Industries, Inc.†	530	9,683
HD Supply Holdings, Inc.†	1,550	46,004
Hudson Technologies, Inc.†	3,960	3,477
SiteOne Landscape Supply, Inc.†	620	54,951
Systemax, Inc.	1,790	35,550
WESCO International, Inc.†	1,590	41,133

		332,726

Diversified Banking Institutions — 2.0%
Bank of America Corp.	35,764	860,124
BNP Paribas SA	9,347	294,202
Citigroup, Inc.	7,061	342,882
Goldman Sachs Group, Inc.	1,417	259,906
JPMorgan Chase & Co.	15,013	1,437,645
Lloyds Banking Group PLC	572,964	233,046
Macquarie Group, Ltd.	3,968	259,324
Mitsubishi UFJ Financial Group, Inc.	53,000	212,977
Morgan Stanley	32,077	1,264,796

		5,164,902

Diversified Financial Services — 0.0%
ANT International Co., Ltd., Class C†(1)(2)	1,708	11,990

Diversified Manufacturing Operations — 1.0%
Carlisle Cos., Inc.	574	69,431
Fabrinet†	720	45,180
General Electric Co.	184,860	1,257,048
Illinois Tool Works, Inc.	1,664	270,400
Parker-Hannifin Corp.	509	80,483
Siemens AG	8,340	774,691
Textron, Inc.	2,488	65,584

		2,562,817

Diversified Minerals — 0.2%
BHP Group PLC	16,231	272,593
BHP Group, Ltd.	6,171	126,392

		398,985

Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	27,500	199,419

Drug Delivery Systems — 0.7%
Becton Dickinson and Co.	6,410	1,618,717
DexCom, Inc.†	550	184,360
Heron Therapeutics, Inc.†	2,230	31,800

		1,834,877

E-Commerce/Products — 3.3%
Alibaba Group Holding, Ltd. ADR†	8,904	1,804,573
Amazon.com, Inc.†	2,499	6,182,526
ASOS PLC†	8,543	257,749

		8,244,848

E-Commerce/Services — 0.4%
Booking Holdings, Inc.†	320	473,782
GrubHub, Inc.†	1,120	53,525
IAC/InterActiveCorp†	1,334	298,122
Lyft, Inc., Class A†	1,300	42,679
Match Group, Inc.†	36	2,771
Trip.com Group, Ltd . ADR†	615	15,842
TrueCar, Inc.†	2,430	6,221
Zillow Group, Inc., Class A†	70	3,048
Zillow Group, Inc., Class C†	630	27,695

		923,685

E-Marketing/Info — 0.1%
CyberAgent, Inc.	5,500	231,230

E-Services/Consulting — 0.0%
CDW Corp.	595	65,926

Electric Products-Misc. — 0.1%
Legrand SA	2,934	197,987
Novanta, Inc.†	590	51,265

		249,252

Electric-Distribution — 0.7%
CenterPoint Energy, Inc.	12,517	213,164
Sempra Energy	11,366	1,407,679
Spark Energy, Inc., Class A	4,030	29,097

		1,649,940

Electric-Generation — 0.2%
Electric Power Development Co., Ltd.	9,200	184,285
Engie SA	30,750	334,048

		518,333

4

Electric-Integrated — 2.0%
Ameren Corp.	5,681	413,293
American Electric Power Co., Inc.	5,835	484,947
Dominion Energy, Inc.	1,572	121,248
Edison International	7,904	464,044
Entergy Corp.	3,908	373,253
Eversource Energy	1,824	147,197
MGE Energy, Inc.	600	38,796
NextEra Energy, Inc.	9,043	2,090,018
OGE Energy Corp.	1,885	59,415
PNM Resources, Inc.	1,200	48,588
Southern Co.	12,652	717,748

		4,958,547

Electronic Components-Misc. — 0.3%
Applied Optoelectronics, Inc.†	490	5,253
Atkore International Group, Inc.†	1,740	42,351
Hubbell, Inc.	596	74,160
KEMET Corp.	1,680	45,377
Knowles Corp.†	2,720	42,296
Murata Manufacturing Co., Ltd.	5,600	311,525
Omron Corp.	3,900	228,990
Sensata Technologies Holding PLC†	1,460	53,115

		803,067

Electronic Components-Semiconductors — 2.4%
Advanced Micro Devices, Inc.†	7,874	412,519
Amkor Technology, Inc.†	4,580	45,250
Broadcom, Inc.	2,347	637,492
EMCORE Corp.†	1,740	4,750
GSI Technology, Inc.†	980	7,575
Hamamatsu Photonics KK	5,600	245,336
Impinj, Inc.†	860	19,316
Inphi Corp.†	620	59,855
Intel Corp.	6,554	393,109
MACOM Technology Solutions Holdings, Inc.†	1,480	45,377
Marvell Technology Group, Ltd.	10,850	290,129
Microchip Technology, Inc.	2,285	200,463
Micron Technology, Inc.†	15,425	738,703
NVIDIA Corp.	3,574	1,044,609
QuickLogic Corp.†	828	3,892
Samsung Electronics Co., Ltd.	14,841	611,555
Texas Instruments, Inc.	7,997	928,212
Xilinx, Inc.	3,394	296,635

		5,984,777

Electronic Connectors — 0.2%
Amphenol Corp., Class A	3,620	319,501
TE Connectivity, Ltd.	2,418	177,626

		497,127

Electronic Measurement Instruments — 1.0%
Agilent Technologies, Inc.	8,274	634,285
Fortive Corp.	5,928	379,392
Keysight Technologies, Inc.†	4,387	424,530
Roper Technologies, Inc.	3,349	1,142,109

		2,580,316

Electronic Parts Distribution — 0.1%
Avnet, Inc.	1,740	52,235
SYNNEX Corp.	404	35,374
Tech Data Corp.†	424	59,631

		147,240

Electronic Security Devices — 0.0%
Identiv, Inc.†	800	2,584

Energy-Alternate Sources — 0.0%
REX American Resources Corp.†	717	42,647
Sunworks, Inc.†	671	332

		42,979

Engineering/R&D Services — 0.1%
Exponent, Inc.	700	49,231
Jacobs Engineering Group, Inc.	3,170	262,317

		311,548

Enterprise Software/Service — 0.8%
Alteryx, Inc., Class A†	400	45,272
Asure Software, Inc.†	480	2,957
Atlassian Corp. PLC, Class A†	760	118,172
Benefitfocus, Inc.†	1,210	13,104
Coupa Software, Inc.†	550	96,850
Everbridge, Inc.†	400	44,552
Evolent Health, Inc., Class A†	3,580	25,812
LivePerson, Inc.†	1,600	38,304
Manhattan Associates, Inc.†	980	69,521
Oracle Corp.	1,199	63,511
Paycom Software, Inc.†	321	83,787
SAP SE	4,113	490,548
Tyler Technologies, Inc.†	240	76,966
Veeva Systems, Inc., Class A†	1,160	221,328
Workday, Inc., Class A†	3,460	532,494

		1,923,178

Entertainment Software — 0.1%
Activision Blizzard, Inc.	267	17,016
Electronic Arts, Inc.†	1,651	188,643

		205,659

Finance-Auto Loans — 0.1%
Ally Financial, Inc.	6,100	99,979
Credit Acceptance Corp.†	142	44,243

		144,222

Finance-Consumer Loans — 0.0%
LendingTree, Inc.†	57	14,214
SLM Corp.	6,690	55,795

		70,009

Finance-Credit Card — 2.0%
American Express Co.	1,351	123,278
Capital One Financial Corp.	5,996	388,301
Mastercard, Inc., Class A	5,368	1,476,039
Visa, Inc., Class A	16,540	2,956,029

		4,943,647

Finance-Investment Banker/Broker — 0.3%
Charles Schwab Corp.	15,309	577,456
Close Brothers Group PLC	4,949	68,076
Houlihan Lokey, Inc.	800	47,504
Piper Sandler Cos.	740	39,893
Tradeweb Markets, Inc.	2,187	114,074

		847,003

5

Finance-Leasing Companies — 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.	30,600	146,672

Finance-Other Services — 0.5%
Cboe Global Markets, Inc.	97	9,640
CME Group, Inc.	3,979	709,098
Intercontinental Exchange, Inc.	5,692	509,149
SEI Investments Co.	1,200	61,152

		1,289,039

Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	1,730	51,433

Firearms & Ammunition — 0.0%
Axon Enterprise, Inc.†	800	58,168
Sturm Ruger & Co., Inc.	80	4,256

		62,424

Food-Baking — 0.0%
Hostess Brands, Inc.†	3,690	44,354

Food-Catering — 0.1%
Aramark	1,550	42,331
Compass Group PLC	12,692	213,838

		256,169

Food-Confectionery — 0.3%
Mondelez International, Inc., Class A	15,235	783,688

Food-Flour & Grain — 0.1%
Wilmar International, Ltd.	84,200	212,383

Food-Meat Products — 0.3%
Tyson Foods, Inc., Class A	10,408	647,274

Food-Misc./Diversified — 0.9%
Conagra Brands, Inc.	4,366	145,999
Ingredion, Inc.	786	63,823
McCormick & Co., Inc.	920	144,293
Nestle SA	17,751	1,875,146

		2,229,261

Food-Retail — 0.1%
Seven & i Holdings Co., Ltd.	10,300	339,363

Food-Wholesale/Distribution — 0.0%
Sysco Corp.	785	44,172
US Foods Holding Corp.†	1,340	28,810

		72,982

Footwear & Related Apparel — 0.0%
Skechers U.S.A., Inc., Class A†	2,010	56,642

Funeral Services & Related Items — 0.0%
Service Corp. International	1,275	46,844

Garden Products — 0.0%
Toro Co.	1,030	65,724

Gas-Distribution — 0.5%
Atmos Energy Corp.	4,460	454,786
Beijing Enterprises Holdings, Ltd.	37,000	131,685
National Grid PLC	24,460	287,911
NiSource, Inc.	8,234	206,756
ONE Gas, Inc.	637	50,775
Southwest Gas Holdings, Inc.	805	61,019
UGI Corp.	1,740	52,513

		1,245,445

Golf — 0.0%
Acushnet Holdings Corp.	1,510	41,374

Healthcare Safety Devices — 0.0%
Tandem Diabetes Care, Inc.†	700	55,846

Hotels/Motels — 0.5%
Hilton Worldwide Holdings, Inc.	7,988	604,771
Marcus Corp.	1,120	16,285
Marriott International, Inc., Class A	6,671	606,661
Playa Hotels & Resorts NV†	3,350	8,275
St. Joe Co.†	2,250	41,175
Wyndham Destinations, Inc.	1,930	49,350
Wyndham Hotels & Resorts, Inc.	1,500	56,565

		1,383,082

Human Resources — 0.2%
Barrett Business Services, Inc.	700	34,244
ManpowerGroup, Inc.	897	66,593
Recruit Holdings Co., Ltd.	9,800	287,492

		388,329

Import/Export — 0.2%
Mitsubishi Corp.	9,400	200,238
Sumitomo Corp.	23,700	269,399

		469,637

Independent Power Producers — 0.0%
Vistra Energy Corp.	2,900	56,666

Industrial Automated/Robotic — 0.3%
Ichor Holdings, Ltd.†	1,770	44,073
Rockwell Automation, Inc.	1,820	344,853
SMC Corp.	500	228,609
THK Co., Ltd.	9,600	230,586

		848,121

Industrial Gases — 0.9%
Air Liquide SA	2,550	324,743
Air Products & Chemicals, Inc.	2,132	480,937
Linde PLC	8,170	1,503,198

		2,308,878

Instruments-Controls — 0.5%
ABB, Ltd.	17,175	326,473
Honeywell International, Inc.	6,896	978,542

		1,305,015

Insurance Brokers — 0.9%
Aon PLC	2,045	353,110
eHealth, Inc.†	300	32,010
Marsh & McLennan Cos., Inc.	11,869	1,155,210
Willis Towers Watson PLC	3,857	687,664

		2,227,994

Insurance-Life/Health — 0.8%
AIA Group, Ltd.	24,000	218,459
Aviva PLC	47,916	146,127
AXA SA	30,106	535,139
Benefytt Technologies, Inc.†	1,250	32,663
Challenger, Ltd.	42,752	134,413
Equitable Holdings, Inc.	25,856	473,682

6

Sun Life Financial, Inc.	12,197	418,060
Trupanion, Inc.†	1,310	39,182
Voya Financial, Inc.	1,955	88,307

		2,086,032

Insurance-Multi-line — 1.4%
American Financial Group, Inc.	883	58,490
Chubb, Ltd.	15,225	1,644,452
Direct Line Insurance Group PLC	28,534	98,045
Hartford Financial Services Group, Inc.	4,246	161,306
MetLife, Inc.	10,167	366,825
Ping An Insurance Group Co. of China, Ltd.	21,000	212,935
Sampo Oyj, Class A	10,417	345,559
Storebrand ASA	38,560	193,984
Zurich Insurance Group AG	1,183	377,114

		3,458,710

Insurance-Property/Casualty — 0.7%
Alleghany Corp.	132	70,450
American National Insurance Co.	404	32,522
Arch Capital Group, Ltd.†	3,085	74,133
Berkshire Hathaway, Inc., Class B†	2,295	429,991
Fidelity National Financial, Inc.	1,960	53,018
Markel Corp.†	104	90,047
Mercury General Corp.	920	37,683
PICC Property & Casualty Co., Ltd.	316,000	296,813
Progressive Corp.	3,750	289,875
RSA Insurance Group PLC	7,013	31,945
Tokio Marine Holdings, Inc.	8,900	419,492
White Mountains Insurance Group, Ltd.	49	47,677

		1,873,646

Insurance-Reinsurance — 0.3%
Argo Group International Holdings, Ltd.	879	31,081
Axis Capital Holdings, Ltd.	1,270	46,482
Muenchener Rueckversicherungs-Gesellschaft AG	2,752	606,444
Reinsurance Group of America, Inc.	405	42,395
RenaissanceRe Holdings, Ltd.	355	51,834

		778,236

Internet Application Software — 0.1%
Okta, Inc.†	650	98,345
Zendesk, Inc.†	898	69,038

		167,383

Internet Brokers — 0.3%
E*TRADE Financial Corp.	11,217	455,522
TD Ameritrade Holding Corp.	5,519	216,731

		672,253

Internet Content-Entertainment — 2.0%
Facebook, Inc., Class A†	16,575	3,393,068
JOYY, Inc. ADR†	3,276	199,705
Netflix, Inc.†	2,967	1,245,695
Roku, Inc.†	484	58,676
Snap, Inc., Class A†	5,869	103,353

		5,000,497

Internet Content-Information/News — 0.5%
Spotify Technology SA†	796	120,650
Tencent Holdings, Ltd.	21,900	1,161,863

		1,282,513

Internet Security — 0.1%
NortonLifeLock, Inc.	7,965	169,415
Palo Alto Networks, Inc.†	468	91,967

		261,382

Internet Telephone — 0.0%
8x8, Inc.†	2,680	45,453

Investment Companies — 0.1%
Melrose Industries PLC	152,290	191,707

Investment Management/Advisor Services — 0.1%
Hamilton Lane, Inc., Class A	700	45,395
Legg Mason, Inc.	1,000	49,830
Raymond James Financial, Inc.	797	52,538
Virtus Investment Partners, Inc.	435	35,352
XP, Inc., Class A†	1,303	32,784

		215,899

Lasers-System/Components — 0.0%
Coherent, Inc.†	371	47,440
II-VI, Inc.†	1,606	55,278

		102,718

Lighting Products & Systems — 0.0%
Universal Display Corp.	306	45,937

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	260	30,259
Oshkosh Corp.	837	56,522

		86,781

Machinery-Electrical — 0.2%
Argan, Inc.	730	27,404
BWX Technologies, Inc.	1,146	60,807
Mitsubishi Electric Corp.	37,900	469,205

		557,416

Machinery-Farming — 0.2%
Deere & Co.	2,633	381,943

Machinery-General Industrial — 0.1%
Middleby Corp.†	565	31,431
Nordson Corp.	460	74,019
Otis Worldwide Corp.†	409	20,822
Tennant Co.	640	37,869
Westinghouse Air Brake Technologies Corp.	1,049	59,184

		223,325

Machinery-Material Handling — 0.1%
KION Group AG	3,970	197,389

Machinery-Pumps — 0.1%
Cactus, Inc., Class A	2,000	35,560
Flowserve Corp.	1,551	43,692
Graco, Inc.	1,470	65,650
Ingersoll Rand, Inc.†	1,463	42,544

		187,446

Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	2,615	34,126

7

Medical Information Systems — 0.0%
MTBC, Inc.†	6,300	38,934

Medical Instruments — 0.8%
Alcon, Inc.†	2,443	129,069
Boston Scientific Corp.†	8,895	333,384
Elekta AB, Series B	19,703	182,111
Intuitive Surgical, Inc.†	1,455	743,330
Medtronic PLC	5,895	575,529
NuVasive, Inc.†	870	52,966
TransEnterix, Inc.†	1,376	571

		2,016,960

Medical Labs & Testing Services — 0.1%
Evotec SE†	4,756	118,027
MEDNAX, Inc.†	2,710	39,349
Teladoc Health, Inc.†	300	49,377

		206,753

Medical Products — 1.4%
Abbott Laboratories	2,207	203,243
Cooper Cos., Inc.	71	20,356
Envista Holdings Corp.†	3,666	71,377
Glaukos Corp.†	1,050	38,525
GN Store Nord A/S	4,108	188,107
Hologic, Inc.†	1,244	62,324
Inogen, Inc.†	448	22,400
Koninklijke Philips NV†	19,359	843,767
Nevro Corp.†	400	47,056
Penumbra, Inc.†	335	59,402
Pulse Biosciences, Inc.†	800	8,984
Siemens Healthineers AG*	6,573	289,813
Stryker Corp.	7,747	1,444,273
Tactile Systems Technology, Inc.†	840	43,361
West Pharmaceutical Services, Inc.	560	105,986
Zimmer Biomet Holdings, Inc.	949	113,595

		3,562,569

Medical-Biomedical/Gene — 1.3%
Aldeyra Therapeutics, Inc.†	710	2,237
Alexion Pharmaceuticals, Inc.†	1,352	145,299
Alnylam Pharmaceuticals, Inc.†	740	97,458
Amgen, Inc.	1,135	271,515
Anavex Life Sciences Corp.†	2,300	7,958
Ascendis Pharma A/S ADR†	771	104,648
Biogen, Inc.†	457	135,651
BioMarin Pharmaceutical, Inc.†	1,250	115,025
Bluebird Bio, Inc.†	540	29,095
Cara Therapeutics, Inc.†	2,570	38,087
ChemoCentryx, Inc.†	1,250	66,262
Cleveland BioLabs, Inc.†	2,200	3,740
CSL, Ltd.	742	147,076
Exact Sciences Corp.†	1,699	134,187
Exelixis, Inc.†	3,310	81,740
Five Prime Therapeutics, Inc.†	950	3,116
Gilead Sciences, Inc.	1,632	137,088
Immunomedics, Inc.†	2,900	88,102
Incyte Corp.†	1,874	183,015
Intercept Pharmaceuticals, Inc.†	551	45,138
Iovance Biotherapeutics, Inc.†	1,200	38,580
Lexicon Pharmaceuticals, Inc.†	2,540	4,801
Mirati Therapeutics, Inc.†	400	34,016
Moderna, Inc.†	1,100	50,589
Ovid therapeutics, Inc.†	2,061	7,502
PolarityTE, Inc.†	560	577
Puma Biotechnology, Inc.†	692	6,955
Radius Health, Inc.†	1,900	29,811
Regeneron Pharmaceuticals, Inc.†	124	65,209
Rexahn Pharmaceuticals, Inc.†	258	503
Savara, Inc.†	4,360	10,508
Seattle Genetics, Inc.†	924	126,801
Selecta Biosciences, Inc.†	2,910	7,857
Theravance Biopharma, Inc.†	1,580	46,073
Ultragenyx Pharmaceutical, Inc.†	514	31,061
United Therapeutics Corp.†	536	58,724
Vertex Pharmaceuticals, Inc.†	3,154	792,285
Veru, Inc.†	5,900	19,057
WaVe Life Sciences, Ltd.†	980	8,506
Xencor, Inc.†	1,270	37,122
ZIOPHARM Oncology, Inc.†	5,100	14,280

		3,227,254

Medical-Drugs — 4.3%
AbbVie, Inc.	18,295	1,503,849
Aclaris Therapeutics, Inc.†	1,460	1,942
Aimmune Therapeutics, Inc.†	1,510	25,851
Alkermes PLC†	2,420	33,178
Astellas Pharma, Inc.	47,200	781,286
Bausch Health Cos., Inc.†	4,403	79,782
Bayer AG	8,735	578,063
Bristol-Myers Squibb Co.	1,099	66,830
Corbus Pharmaceuticals Holdings, Inc.†	6,010	38,945
Eagle Pharmaceuticals, Inc.†	580	29,568
Eli Lilly & Co.	188	29,072
GlaxoSmithKline PLC ADR	12,507	526,170
Global Blood Therapeutics, Inc.†	800	61,216
Horizon Therapeutics PLC†	1,640	59,106
Ipsen SA	1,956	145,326
Johnson & Johnson	6,184	927,847
Jounce Therapeutics, Inc.†	1,660	8,134
Merck & Co., Inc.	7,443	590,528
Novartis AG	11,228	957,817
Novartis AG ADR	285	24,148
Novo Nordisk A/S ADR	286	18,112
Novo Nordisk A/S, Class B	3,089	197,245
Otsuka Holdings Co., Ltd.	8,200	322,716
Pacira BioSciences, Inc.†	1,100	45,419
Pfizer, Inc.	25,400	974,344
PRA Health Sciences, Inc.†	600	57,900
Prestige Consumer Healthcare, Inc.†	1,140	46,387
Progenics Pharmaceuticals, Inc.†	4,340	17,100
Reata Pharmaceuticals, Inc., Class A†	200	31,632
Roche Holding AG	3,295	1,146,095
Sanofi	5,867	573,990
Sanofi ADR	1,097	51,373
Spectrum Pharmaceuticals, Inc.†	6,630	19,227
Syros Pharmaceuticals, Inc.†	1,980	16,691
Takeda Pharmaceutical Co., Ltd. ADR	9,264	166,196
TherapeuticsMD, Inc.†	6,200	9,796

8

Zoetis, Inc.	5,540	716,377

		10,879,258

Medical-Generic Drugs — 0.0%
Momenta Pharmaceuticals, Inc.†	2,010	63,717
Teligent, Inc.†	1,620	859

		64,576

Medical-HMO — 1.5%
Anthem, Inc.	3,040	853,419
Centene Corp.†	7,842	522,120
Humana, Inc.	538	205,419
Molina Healthcare, Inc.†	549	90,020
UnitedHealth Group, Inc.	7,689	2,248,802

		3,919,780

Medical-Hospitals — 0.2%
HCA Healthcare, Inc.	4,702	516,656
Tenet Healthcare Corp.†	1,860	37,535

		554,191

Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	330	60,773
Chemed Corp.	160	66,651
LHC Group, Inc.†	424	55,116

		182,540

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp.	142	20,058

Metal Processors & Fabrication — 0.0%
Timken Co.	1,300	48,854

Metal Products-Distribution — 0.0%
Ryerson Holding Corp.†	2,340	10,811
Worthington Industries, Inc.	1,480	39,131

		49,942

Metal-Copper — 0.1%
Antofagasta PLC	24,040	246,545

Metal-Diversified — 0.1%
Rio Tinto, Ltd.	2,200	123,921
South32, Ltd.	100,366	126,745

		250,666

Metal-Iron — 0.0%
Cleveland-Cliffs, Inc.	5,810	25,448

Miscellaneous Manufacturing — 0.1%
Knorr-Bremse AG	1,824	169,764

Multimedia — 0.4%
E.W. Scripps Co., Class A	2,070	16,705
FactSet Research Systems, Inc.	305	83,875
Walt Disney Co.	8,228	889,858

		990,438

Networking Products — 0.3%
Cisco Systems, Inc.	9,854	417,612
Infinera Corp.†	5,550	34,216
Lantronix, Inc.†	1,100	3,476
Telefonaktiebolaget LM Ericsson, Class B	43,985	382,872

		838,176

Non-Ferrous Metals — 0.1%
IGO, Ltd.	64,723	196,283

Non-Hazardous Waste Disposal — 0.2%
Covanta Holding Corp.	4,250	33,065
Waste Connections, Inc.	5,210	447,591
Waste Management, Inc.	87	8,702

		489,358

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	5,200	18,356

Office Furnishings-Original — 0.0%
HNI Corp.	1,550	37,727
Steelcase, Inc., Class A	3,130	34,274

		72,001

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	2,750	303,573

Oil & Gas Drilling — 0.0%
Patterson-UTI Energy, Inc.	1,640	6,052
Transocean, Ltd.†	14,170	18,137

		24,189

Oil Companies-Exploration & Production — 0.4%
Callon Petroleum Co.†	2,580	2,424
CNX Resources Corp.†	1,800	19,080
Concho Resources, Inc.	1,202	68,177
ConocoPhillips	4,178	175,894
Continental Resources, Inc.	7,856	128,760
EOG Resources, Inc.	6,471	307,437
Hess Corp.	1,684	81,910
Mammoth Energy Services, Inc.	1,370	1,151
Parsley Energy, Inc., Class A	3,610	34,115
Pioneer Natural Resources Co.	634	56,623
Tellurian, Inc.†	13,720	19,482
Torchlight Energy Resources, Inc.†	10,100	4,166
WPX Energy, Inc.†	5,940	36,412
Zion Oil & Gas, Inc.†	13,700	3,592

		939,223

Oil Companies-Integrated — 0.9%
Chevron Corp.	5,595	514,740
Equinor ASA	26,927	377,988
Exxon Mobil Corp.	8,393	390,023
Royal Dutch Shell PLC, Class B ADR	6,456	206,398
TOTAL SA	22,105	797,047
TOTAL SA ADR	2,810	98,772

		2,384,968

Oil Refining & Marketing — 0.1%
DCC PLC	3,308	235,993
Marathon Petroleum Corp.	1,578	50,622
Phillips 66	305	22,317
Valero Energy Corp.	516	32,689

		341,621

Oil-Field Services — 0.1%
Halliburton Co.	15,029	157,805

9

MRC Global, Inc.†	3,011	16,139
NexTier Oilfield Solutions, Inc.†	4,160	9,651
Schlumberger, Ltd.	6,212	104,486

		288,081

Paper & Related Products — 0.2%
International Paper Co.	5,657	193,752
Stora Enso Oyj, Class R†	24,420	289,371

		483,123

Patient Monitoring Equipment — 0.0%
Insulet Corp.†	400	79,888

Pharmacy Services — 0.7%
Cigna Corp.	6,122	1,198,565
CVS Health Corp.	7,956	489,692

		1,688,257

Photo Equipment & Supplies — 0.1%
Largan Precision Co., Ltd.	1,000	136,608

Pipelines — 0.6%
Cheniere Energy, Inc.†	795	37,118
Enbridge, Inc.	10,956	336,130
NextDecade Corp.†	5,180	8,651
Targa Resources Corp.	2,389	30,961
TC Energy Corp.	17,658	818,625
Williams Cos., Inc.	15,762	305,310

		1,536,795

Poultry — 0.0%
Pilgrim’s Pride Corp.†	2,000	44,000

Private Equity — 0.1%
Blackstone Group, Inc., Class A	3,705	193,549
KKR & Co., Inc., Class A	4,623	116,546

		310,095

Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	6,740	10,784
John Wiley & Sons, Inc., Class A	900	33,795

		44,579

Publishing-Newspapers — 0.0%
TEGNA, Inc.	3,200	34,304

Publishing-Periodicals — 0.0%
Meredith Corp.	220	3,263

Quarrying — 0.0%
Compass Minerals International, Inc.	940	46,210

Radio — 0.0%
Beasley Broadcast Group, Inc., Class A	110	273
Liberty Media Corp. - Liberty SiriusXM, Series C†	970	33,048

		33,321

Real Estate Investment Trusts — 2.3%
Alexandria Real Estate Equities, Inc.	172	27,019
American Tower Corp.	2,800	666,400
Annaly Capital Management, Inc.	6,850	42,813
Apple Hospitality REIT, Inc.	5,880	56,918
AvalonBay Communities, Inc.	582	94,837
CIM Commercial Trust Corp.	1,533	15,621
Colony Capital, Inc.	13,050	30,146
CoreCivic, Inc.	3,100	40,672
CoreSite Realty Corp.	497	60,231
Crown Castle International Corp.	2,880	459,158
CubeSmart	1,790	45,108
Digital Realty Trust, Inc.	2,170	324,393
Diversified Healthcare Trust	6,580	20,464
Douglas Emmett, Inc.	797	24,301
EPR Properties	1,642	48,308
Equinix, Inc.	84	56,717
Equity LifeStyle Properties, Inc.	1,500	90,465
Equity Residential	3,048	198,303
Essex Property Trust, Inc.	144	35,150
Great Portland Estates PLC	21,020	179,285
Healthcare Trust of America, Inc., Class A	1,820	44,827
Hudson Pacific Properties, Inc.	2,040	50,143
Invitation Homes, Inc.	3,600	85,140
JBG SMITH Properties	1,998	67,832
Kilroy Realty Corp.	795	49,497
Lamar Advertising Co., Class A	670	38,626
LTC Properties, Inc.	1,170	41,652
Medical Properties Trust, Inc.	4,430	75,930
National Retail Properties, Inc.	1,460	47,654
Omega Healthcare Investors, Inc.	1,530	44,600
Orchid Island Capital, Inc.	10,760	42,394
Outfront Media, Inc.	3,270	51,306
Paramount Group, Inc.	4,520	43,618
Park Hotels & Resorts, Inc.	3,710	35,282
Physicians Realty Trust	3,180	49,036
Piedmont Office Realty Trust, Inc., Class A	2,480	43,028
Prologis, Inc.	16,786	1,497,815
RLJ Lodging Trust	6,350	58,992
Sabra Health Care REIT, Inc.	3,290	42,178
SBA Communications Corp.	50	14,496
Scentre Group	70,846	105,500
Service Properties Trust	4,210	29,175
Simon Property Group, Inc.	690	46,071
SL Green Realty Corp.	756	40,106
Starwood Property Trust, Inc.	2,780	35,973
Summit Hotel Properties, Inc.	7,850	47,571
Sun Communities, Inc.	2,151	289,094
VEREIT, Inc.	6,650	36,442
Weyerhaeuser Co.	2,643	57,802
WP Carey, Inc.	1,175	77,292

		5,705,381

Real Estate Management/Services — 0.1%
Deutsche Wohnen SE	1,888	76,608
Maui Land & Pineapple Co., Inc.†	1,920	20,064
Redfin Corp.†	1,880	39,725
RMR Group, Inc., Class A	1,000	29,660
Safehold, Inc.	600	34,656

		200,713

Real Estate Operations & Development — 0.2%
Howard Hughes Corp.†	723	39,158
Mitsui Fudosan Co., Ltd.	19,100	352,653

10

Transcontinental Realty Investors, Inc.†	800	15,096

		406,907

Rental Auto/Equipment — 0.2%
Ashtead Group PLC	6,569	180,257
Element Fleet Management Corp.	40,963	302,231

		482,488

Resort/Theme Parks — 0.0%
Vail Resorts, Inc.	248	42,408

Retail-Apparel/Shoe — 0.8%
Burlington Stores, Inc.†	687	125,508
Caleres, Inc.	1,970	15,977
Lululemon Athletica, Inc.†	1,588	354,886
Moncler SpA	7,578	285,517
Next PLC	2,671	159,164
Ross Stores, Inc.	9,840	898,982
Zalando SE†*	4,565	222,284

		2,062,318

Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc.†	5,175	15,732

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	55	56,118
O’Reilly Automotive, Inc.†	589	227,554

		283,672

Retail-Automobile — 0.0%
CarMax, Inc.†	805	59,288
Penske Automotive Group, Inc.	1,280	46,055

		105,343

Retail-Building Products — 0.5%
Foundation Building Materials, Inc.†	3,110	36,387
Home Depot, Inc.	3,718	817,328
Kingfisher PLC	109,213	216,618
Lowe’s Cos., Inc.	977	102,341

		1,172,674

Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Inc., Class A	827	49,322
Qurate Retail, Inc.†	3,770	30,368

		79,690

Retail-Convenience Store — 0.0%
Casey’s General Stores, Inc.	311	47,089

Retail-Discount — 0.8%
BJ’s Wholesale Club Holdings, Inc.†	1,000	26,310
Costco Wholesale Corp.	1,237	374,811
Dollar General Corp.	6,710	1,176,263
Dollar Tree, Inc.†	984	78,395
Ollie’s Bargain Outlet Holdings, Inc.†	970	65,873
Target Corp.	2,018	221,455
Walmart, Inc.	1,373	166,888

		2,109,995

Retail-Drug Store — 0.1%
Welcia Holdings Co., Ltd.	2,100	152,017

Retail-Floor Coverings — 0.0%
Floor & Decor Holdings, Inc., Class A†	1,360	57,664

Retail-Gardening Products — 0.1%
Tractor Supply Co.	1,461	148,189

Retail-Home Furnishings — 0.0%
La-Z-Boy, Inc.	1,710	40,100

Retail-Major Department Stores — 0.1%
TJX Cos., Inc.	4,024	197,377

Retail-Misc./Diversified — 0.0%
Five Below, Inc.†	750	67,620

Retail-Office Supplies — 0.0%
Office Depot, Inc.	13,000	28,860

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	126	27,458

Retail-Pet Food & Supplies — 0.0%
Freshpet, Inc.†	700	52,787
PetMed Express, Inc.	940	37,196

		89,983

Retail-Restaurants — 0.9%
Chipotle Mexican Grill, Inc.†	113	99,276
Darden Restaurants, Inc.	214	15,791
Domino’s Pizza, Inc.	231	83,606
Jack in the Box, Inc.	999	60,240
McDonald’s Corp.	5,669	1,063,277
Papa John’s International, Inc.	690	49,625
Restaurant Brands International, Inc.	71	3,500
Starbucks Corp.	1,330	102,051
Yum! Brands, Inc.	7,967	688,588

		2,165,954

Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	1,980	41,956
Sumitomo Rubber Industries, Ltd.	10,300	100,449

		142,405

Rubber/Plastic Products — 0.0%
Proto Labs, Inc.†	500	50,795

Satellite Telecom — 0.0%
Globalstar, Inc.†	27,700	8,864
Gogo, Inc.†	3,050	4,972

		13,836

Savings & Loans/Thrifts — 0.1%
Capitol Federal Financial, Inc.	3,870	46,401
Investors Bancorp, Inc.	4,850	45,154
New York Community Bancorp, Inc.	4,600	49,956
TFS Financial Corp.	2,460	33,579
WSFS Financial Corp.	1,524	44,470

		219,560

Schools — 0.1%
2U, Inc.†	1,670	39,663
Bright Horizons Family Solutions, Inc.†	480	55,896
Grand Canyon Education, Inc.†	639	54,967
Strategic Education, Inc.	331	52,728

		203,254

Semiconductor Components-Integrated Circuits — 1.1%
Cirrus Logic, Inc.†	796	60,178
Maxim Integrated Products, Inc.	585	32,163
MaxLinear, Inc.†	3,060	50,459
NXP Semiconductors NV	9,812	976,981

11

Power Integrations, Inc.	552	56,497
QUALCOMM, Inc.	10,376	816,280
Renesas Electronics Corp.†	19,300	103,078
Taiwan Semiconductor Manufacturing Co., Ltd.	69,000	693,413

		2,789,049

Semiconductor Equipment — 1.0%
Aehr Test Systems†	1,500	2,595
Applied Materials, Inc.	24,604	1,222,327
ASML Holding NV (Euronext Amsterdam)	1,671	496,368
ASML Holding NV (NASDAQ)	376	108,450
Brooks Automation, Inc.	1,380	53,116
KLA Corp.	89	14,604
Lam Research Corp.	1,337	341,309
MKS Instruments, Inc.	694	69,560
Tokyo Electron, Ltd.	1,500	317,322

		2,625,651

Software Tools — 0.1%
VMware, Inc., Class A†	1,767	232,396

Steel Pipe & Tube — 0.0%
TimkenSteel Corp.†	990	2,574

Steel-Producers — 0.0%
Commercial Metals Co.	2,700	43,038
Reliance Steel & Aluminum Co.	467	41,834
Shiloh Industries, Inc.†	920	1,021
United States Steel Corp.	710	5,453

		91,346

Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	1,420	65,675
Viavi Solutions, Inc.†	3,940	47,595

		113,270

Telecom Services — 0.0%
Aviat Networks, Inc.†	360	3,445

Telephone-Integrated — 0.9%
AT&T, Inc.	20,872	635,970
GCI Liberty, Inc., Class A†	866	52,679
KT Corp.	5,631	110,577
Nippon Telegraph & Telephone Corp.	37,300	849,779
SoftBank Group Corp.	4,400	188,189
Telecom Italia SpA (RSP)	225,872	90,111
Telephone & Data Systems, Inc.	2,400	47,088
Verizon Communications, Inc.	3,947	226,755

		2,201,148

Television — 0.0%
Nexstar Media Group, Inc., Class A	620	43,425
Sinclair Broadcast Group, Inc., Class A	600	10,590

		54,015

Textile-Products — 0.0%
Culp, Inc.	1,220	8,674

Theaters — 0.0%
Cinemark Holdings, Inc.	2,090	29,845

Therapeutics — 0.1%
Neurocrine Biosciences, Inc.†	600	58,884
Sarepta Therapeutics, Inc.†	510	60,119

		119,003

Tobacco — 0.5%
Altria Group, Inc.	8,626	338,570
Philip Morris International, Inc.	11,176	833,730
Vector Group, Ltd.	3,428	36,680

		1,208,980

Tools-Hand Held — 0.0%
Snap-on, Inc.	230	29,967
Stanley Black & Decker, Inc.	562	61,932

		91,899

Transport-Marine — 0.0%
Kirby Corp.†	1,010	53,954

Transport-Rail — 0.6%
Canadian Pacific Railway, Ltd.	340	77,292
Central Japan Railway Co.	1,600	251,693
Kansas City Southern	482	62,925
Norfolk Southern Corp.	1,870	319,957
Union Pacific Corp.	5,511	880,603

		1,592,470

Transport-Services — 0.2%
FedEx Corp.	375	47,539
Hub Group, Inc., Class A†	970	46,667
United Parcel Service, Inc., Class B	4,282	405,334

		499,540

Transport-Truck — 0.1%
JB Hunt Transport Services, Inc.	2,968	300,124
XPO Logistics, Inc.†	670	44,716

		344,840

Veterinary Diagnostics — 0.2%
Elanco Animal Health, Inc.†	18,008	444,978

Vitamins & Nutrition Products — 0.0%
USANA Health Sciences, Inc.†	560	49,963

Water — 0.1%
American Water Works Co., Inc.	1,472	179,128
Essential Utilities, Inc.	1,873	78,272

		257,400

Web Hosting/Design — 0.1%
Endurance International Group Holdings, Inc.†	5,060	12,979
GoDaddy, Inc., Class A†	1,130	78,456
NIC, Inc.	2,220	53,790
VeriSign, Inc.†	232	48,602

		193,827

Web Portals/ISP — 2.0%
Alphabet, Inc., Class A†	725	976,357
Alphabet, Inc., Class C†	2,637	3,556,416
Baidu, Inc. ADR†	1,049	105,876
NAVER Corp.	1,081	175,992
Z Holdings Corp.	41,900	162,089

		4,976,730

12

Wire & Cable Products — 0.1%
Prysmian SpA	10,821	204,047

Wireless Equipment — 0.2%
InterDigital, Inc.	679	39,226
Motorola Solutions, Inc.	3,120	448,687
Ubiquiti Networks, Inc.	180	29,165
ViaSat, Inc.†	750	31,800

		548,878

Total Common Stocks (cost $209,409,823)		210,174,820

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Drug Delivery Systems — 0.0%
Becton Dickinson and Co. Series A 6.13%	768	45,496

Electric-Distribution — 0.0%
Sempra Energy Series A 6.00%	609	62,307
Sempra Energy Series B 6.75%	83	8,409

		70,716

Electric-Integrated — 0.1%
Southern Co. 6.75%	2,698	127,723

Electronic Components-Semiconductors — 0.0%
Broadcom, Inc. Series A 8.00%	42	42,732

Electronic Measurement Instruments — 0.0%
Fortive Corp. Series A 5.00%	52	43,149

Total Convertible Preferred Securities (cost $349,584)		329,816

ASSET BACKED SECURITIES — 1.0%
Diversified Financial Services — 1.0%
Applebee’s Funding LLC/IHOP Funding LLC Series 2019-1A, Class A2I 4.19% due 06/07/2049*	$75,000	63,178
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class B 2.68% due 08/20/2026*	100,000	86,126
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class A 3.45% due 03/20/2023*	100,000	97,096
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A, Class B 3.55% due 09/22/2025*	105,000	94,500
BBCMS Trust FRS Series 2018-CBM, Class A 1.81% (1 ML+1.00%) due 07/15/2037*(3)	55,000	47,423
BFLD Trust FRS Series 2019-DPLO, Class C 2.35% (1 ML+1.54%) due 10/15/2034*(3)	55,000	48,526
Cantor Commercial Real Estate Lending VRS Series 2019-CF1, Class 65A 4.41% due 05/15/2052*(3)(4)	100,000	86,531
CIM Trust VRS Series 2019-INV3, Class A15 3.50% due 08/25/2049*(4)(5)	88,136	86,855
CNH Equipment Trust Series 2019-C, Class B 2.35% due 04/15/2027	80,000	78,182
Deephaven Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(4)(5)	56,722	56,351
Enterprise Fleet Financing LLC Series 2018-2, Class A2 3.14% due 02/20/2024*	56,759	56,952
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class C 3.75% due 12/10/2036*(3)	100,000	86,998
Galton Funding Mtg. Trust VRS Series 2019-1, Class A42 4.00% due 02/25/2059*(4)(5)	39,649	39,846
GMF Floorplan Owner Revolving Trust Series 2019-1, Class C 3.06% due 04/15/2024*	101,000	98,518
Great Wolf Trust FRS Series 2019-WOLF, Class C 2.45% (1 ML+1.63%) due 12/15/2036*(3)	30,000	24,734
GS Mtg. Securities Trust Series 2019-GSA1, Class B 3.51% due 11/10/2052(3)	47,000	41,989
Homeward Opportunities Fund I Trust VRS Series 2019-3, Class A1 2.68% due 11/25/2059*(4)(5)	94,932	92,981
Homeward Opportunities Fund I Trust VRS Series 2018-1, Class A1 3.77% due 06/25/2048*(4)(5)	51,006	50,748
JPMorgan Mtg. Trust FRS Series 2020-INV1, Class A11 1.78% (1 ML+0.83%) due 08/25/2050*(5)	24,310	23,720

13

JPMorgan Mtg. Trust VRS Series 2019-INV2, Class A3 3.50% due 02/25/2050*(4)(5)	23,204	23,570
JPMorgan Mtg. Trust VRS Series 2019-INV3, Class A3 3.50% due 05/25/2050*(4)(5)	54,796	56,107
JPMorgan Mtg. Trust VRS Series 2019-INV3, Class A15 3.50% due 05/25/2050*(4)(5)	50,229	50,203
JPMorgan Mtg. Trust VRS Series 2020-INV1, Class A3 3.50% due 08/25/2050*(4)(5)	92,379	93,775
Navient Private Education Refi Loan Trust Series 2019-GA, Class A 2.40% due 10/15/2068*	93,104	93,155
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 2.60% due 08/15/2068*	100,000	97,882
New Orleans Hotel Trust FRS Series 2019-HNLA, Class C 2.40% (1 ML+1.59%) due 04/15/2032*(3)	100,000	79,368
OBX Trust FRS Series 2019-EXP3, Class 2A2 1.59% (1 ML+1.10%) due 10/25/2059*(5)	88,759	88,087
Planet Fitness Master Issuer LLC Series 2018-1A, Class A2I 4.26% due 09/05/2048*	93,575	89,522
Santander Retail Auto Lease Trust Series 2019-A, Class A3 2.77% due 06/20/2022*	40,000	40,412
Sequoia Mtg. Trust VRS Series 2018-CH3, Class A2 4.00% due 08/25/2048*(4)(5)	44,485	45,583
SMB Private Education Loan Trust Series 2020-A, Class A2A 2.23% due 09/15/2037*	100,000	97,719
SMB Private Education Loan Trust Series 2016-A, Class A2A 2.70% due 05/15/2031*	54,552	54,540
SMB Private Education Loan Trust Series 2017-A, Class A2A 2.88% due 09/15/2034*	71,467	72,071
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A3 2.92% due 09/27/2049*(4)(5)	84,014	82,435
Verus Securitization Trust VRS Series 2019-INV3, Class A1 2.69% due 11/25/2059*(4)(5)	95,227	92,632
World Omni Automobile Lease Securitization Trust Series 2018-A, Class B 3.06% due 05/15/2023	40,000	39,908
World Omni Select Auto Trust Series 2019-A, Class B 2.17% due 12/15/2025	40,000	38,939

Total Asset Backed Securities (cost $2,634,325)		2,497,162

U.S. CORPORATE BONDS & NOTES — 4.5%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 3.50% due 10/01/2020	5,000	5,032
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.65% due 11/01/2024	50,000	53,134

		58,166

Aerospace/Defense — 0.1%
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	85,000	85,039
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	25,000	34,062
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	50,000	58,365
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	50,000	62,244

		239,710

Agricultural Operations — 0.0%
Bunge, Ltd. Finance Corp. Company Guar. Notes 3.00% due 09/25/2022	25,000	25,317

Airlines — 0.1%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 3.15% due 08/15/2033	142,767	125,780
Delta Air Lines, Inc. Senior Notes 2.60% due 12/04/2020	30,000	28,726
Delta Air Lines, Inc. Senior Notes 3.80% due 04/19/2023	20,000	17,161
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 4.15% due 02/25/2033	102,216	90,816

		262,483

Applications Software — 0.0%
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	25,000	27,864

14

Auto-Cars/Light Trucks — 0.2%
BMW US Capital LLC Company Guar. Notes 2.95% due 04/14/2022*	80,000	81,072
BMW US Capital LLC Company Guar. Notes 3.25% due 08/14/2020*	50,000	50,030
General Motors Financial Co., Inc. Senior Notes 4.20% due 11/06/2021	105,000	102,888
Harley-Davidson Financial Services, Inc. Company Guar. Notes 3.55% due 05/21/2021*	25,000	25,127
Hyundai Capital America Senior Notes 2.38% due 02/10/2023*	45,000	43,300
Hyundai Capital America Senior Notes 2.85% due 11/01/2022*	28,000	27,320
Hyundai Capital America Senior Notes 3.45% due 03/12/2021*	25,000	25,002
Nissan Motor Acceptance Corp. Senior Notes 3.65% due 09/21/2021*	35,000	33,748
Toyota Motor Credit Corp. Senior Notes 2.95% due 04/13/2021	35,000	35,519

		424,006

Auto-Heavy Duty Trucks — 0.1%
PACCAR Financial Corp. Senior Notes 2.65% due 05/10/2022	105,000	107,862
PACCAR Financial Corp. Senior Notes 3.10% due 05/10/2021	30,000	30,691

		138,553

Banks-Commercial — 0.1%
M&T Bank Corp. Senior Notes 3.55% due 07/26/2023	60,000	64,117
SunTrust Bank Senior Notes 3.50% due 08/02/2022	65,000	66,687

		130,804

Banks-Super Regional — 0.2%
Fifth Third Bancorp Senior Notes 1.63% due 05/05/2023	45,000	44,981
KeyCorp Senior Notes 2.25% due 04/06/2027	95,000	92,497
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	175,000	179,310
Wells Fargo & Co. Senior Notes 3.50% due 03/08/2022	50,000	51,822
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	85,000	91,340

		459,950

Beverages-Non-alcoholic — 0.0%
Keurig Dr Pepper, Inc. Company Guar. Notes 3.55% due 05/25/2021	40,000	40,818

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025	100,000	111,340
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	50,000	62,513

		173,853

Broadcast Services/Program — 0.0%
Fox Corp. Senior Notes 4.03% due 01/25/2024	15,000	16,205

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	50,000	51,024

Cable/Satellite TV — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028	25,000	26,707
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.50% due 02/01/2024	25,000	27,092
Comcast Corp. Company Guar. Notes 2.65% due 02/01/2030	30,000	31,970
Comcast Corp. Company Guar. Notes 3.13% due 07/15/2022	75,000	78,903
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	15,000	17,467

		182,139

Cellular Telecom — 0.0%
Crown Castle Towers LLC Senior Sec. Notes 3.72% due 07/15/2043*	25,000	25,969

Chemicals-Diversified — 0.0%
Dow Chemical Co. Senior Notes 3.15% due 05/15/2024	30,000	31,319

Chemicals-Specialty — 0.0%
Ecolab, Inc. Senior Notes 3.25% due 12/01/2027	50,000	54,738
Commercial Services — 0.0%
RELX Capital, Inc. Company Guar. Notes 3.50% due 03/16/2023	10,000	10,406
Commercial Services-Finance — 0.0%
PayPal Holdings, Inc. Senior Notes 2.40% due 10/01/2024	105,000	108,991
Computers — 0.1%
Apple, Inc. Senior Notes 3.25% due 02/23/2026	100,000	111,108
Apple, Inc. Senior Notes 3.75% due 09/12/2047	50,000	60,438
		171,546
Containers-Paper/Plastic — 0.0%
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	50,000	52,957
Cosmetics & Toiletries — 0.1%
Unilever Capital Corp. Company Guar. Notes 3.00% due 03/07/2022	110,000	114,813
Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	25,000	28,427
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	35,000	37,478
		65,905
Diversified Banking Institutions — 0.3%
Bank of America Corp. FRS Senior Notes 1.87% (3 ML+0.65%) due 06/25/2022	50,000	49,369
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	75,000	81,544
Citigroup, Inc. Senior Notes 2.35% due 08/02/2021	50,000	50,463
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048	25,000	30,720
Goldman Sachs Group, Inc. Senior Notes 3.00% due 04/26/2022	75,000	75,979
Goldman Sachs Group, Inc. Senior Notes 4.41% due 04/23/2039	25,000	28,292
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	50,000	53,522
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	20,000	20,943
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	100,000	109,286
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	25,000	29,166
JPMorgan Chase & Co. Senior Notes 4.50% due 01/24/2022	50,000	52,785
Morgan Stanley Senior Notes 3.13% due 07/27/2026	100,000	106,094
Morgan Stanley Senior Notes 3.59% due 07/22/2028	75,000	81,330
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	25,000	26,400
		795,893
Diversified Manufacturing Operations — 0.1%
3M Co. Senior Notes 3.25% due 08/26/2049	105,000	115,267
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	40,000	40,656
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	50,000	56,823
		212,746
Drug Delivery Systems — 0.0%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	33,000	35,964
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	25,000	26,986
Amazon.com, Inc. Senior Notes 4.95% due 12/05/2044	65,000	92,060
		119,046

16

E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026	23,000	22,004
Priceline Group, Inc. Senior Notes 3.60% due 06/01/2026	25,000	26,125
		48,129
Electric-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 3.60% due 11/01/2021	30,000	30,885
Commonwealth Edison Co. 1st Mtg. Bonds 4.35% due 11/15/2045	25,000	31,919
Metropolitan Edison Co. Senior Notes 4.30% due 01/15/2029*	100,000	116,048
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.90% due 03/15/2021	20,000	20,349
Sempra Energy Senior Notes 2.90% due 02/01/2023	35,000	36,221
		235,422
Electric-Generation — 0.0%
Vistra Operations Co. LLC Senior Sec. Notes 3.55% due 07/15/2024*	35,000	35,210
Electric-Integrated — 0.3%
AEP Texas, Inc. Senior Notes 3.45% due 01/15/2050	90,000	99,134
American Electric Power Co., Inc. Senior Notes 3.65% due 12/01/2021	5,000	5,166
Appalachian Power Co. Senior Notes 4.40% due 05/15/2044	50,000	58,956
Berkshire Hathaway Energy Co. Senior Notes 3.80% due 07/15/2048	25,000	29,538
Dominion Resources, Inc. Senior Notes 2.75% due 09/15/2022	25,000	25,484
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	50,000	53,080
Eversource Energy Senior Notes 3.30% due 01/15/2028	30,000	32,612
Eversource Energy Senior Notes 3.80% due 12/01/2023	20,000	21,592
Exelon Corp. Senior Notes 3.40% due 04/15/2026	25,000	27,159
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	25,000	27,652
Florida Power & Light Co. 1st Mtg. Bonds 4.13% due 06/01/2048	25,000	33,186
Mississippi Power Co. Senior Notes 3.95% due 03/30/2028	30,000	32,886
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.34% due 09/01/2020	80,000	80,516
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	25,000	31,551
San Diego Gas & Electric Co. 1st Mtg. Notes 4.10% due 06/15/2049	55,000	66,118
Southern Co. Senior Notes 4.40% due 07/01/2046	25,000	30,080
Virginia Electric & Power Co. Senior Notes 2.88% due 07/15/2029	100,000	107,649
		762,359
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 11/15/2048	50,000	62,674
Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 2.20% due 01/15/2021	10,000	9,967
Microchip Technology, Inc. Senior Sec. Notes 3.92% due 06/01/2021	10,000	10,162
Micron Technology, Inc. Senior Notes 2.50% due 04/24/2023	65,000	66,167
Texas Instruments, Inc. Senior Notes 1.75% due 05/04/2030	35,000	35,047
		121,343
Electronic Measurement Instruments — 0.0%
Keysight Technologies, Inc. Senior Notes 4.55% due 10/30/2024	25,000	27,191
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	20,000	20,940
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	25,000	26,972
		75,103

17

Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	25,000	26,166
Finance-Credit Card — 0.1%
American Express Co. Senior Notes 2.20% due 10/30/2020	35,000	35,148
American Express Co. Senior Notes 3.70% due 11/05/2021	60,000	61,926
Capital One Financial Corp. Senior Notes 3.20% due 01/30/2023	85,000	86,541
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	25,000	26,047
Discover Financial Services Senior Notes 3.85% due 11/21/2022	68,000	69,640
The Western Union Co. Senior Notes 2.85% due 01/10/2025	20,000	19,811
		299,113
Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 2.50% due 03/01/2021	15,000	14,242
Air Lease Corp. Senior Notes 3.50% due 01/15/2022	15,000	14,150
		28,392
Finance-Other Services — 0.0%
Intercontinental Exchange, Inc. Senior Notes 3.45% due 09/21/2023	60,000	65,032
Food-Meat Products — 0.0%
Tyson Foods, Inc. Senior Notes 5.10% due 09/28/2048	25,000	32,437
Gas-Distribution — 0.1%
NiSource, Inc. Senior Notes 3.65% due 06/15/2023	20,000	21,340
NiSource, Inc. Senior Notes 3.95% due 03/30/2048	115,000	130,698
Southern California Gas Co. 1st Mtg. Notes 4.13% due 06/01/2048	25,000	31,100
		183,138
Insurance Brokers — 0.1%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	85,000	86,579
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 06/03/2024	30,000	32,087
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	50,000	56,946
		175,612
Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 4.75% due 01/15/2049	55,000	70,423
AXA Equitable Holdings, Inc. Senior Notes 3.90% due 04/20/2023	10,000	10,392
Lincoln National Corp. Senior Notes 4.35% due 03/01/2048	25,000	27,217
Principal Financial Group, Inc. Company Guar. Notes 3.70% due 05/15/2029	25,000	27,705
Principal Financial Group, Inc. Company Guar. Notes 4.30% due 11/15/2046	25,000	29,235
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	25,000	29,154
Voya Financial, Inc. Company Guar. Notes 3.13% due 07/15/2024	30,000	30,848
		224,974
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	25,000	26,591
Liberty Mutual Group, Inc. Company Guar. Notes 4.50% due 06/15/2049*	80,000	87,640
New York Life Global Funding Sec. Notes 3.25% due 08/06/2021*	30,000	30,870
		145,101
Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	25,000	27,091
Fidelity National Financial, Inc. Senior Notes 4.50% due 08/15/2028	55,000	59,358
		86,449
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021	60,000	61,640

18

Machinery-Farming — 0.0%
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	15,000	15,151
Medical Instruments — 0.0%
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	95,000	103,542
Medical Products — 0.0%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	17,000	18,441
Medical-Biomedical/Gene — 0.0%
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	85,000	84,884
Medical-Drugs — 0.0%
AbbVie, Inc. Senior Notes 2.30% due 05/14/2021	25,000	25,263
Bristol-Myers Squibb Co. Senior Notes 3.88% due 08/15/2025*	75,000	85,446
		110,709
Medical-HMO — 0.1%
Anthem, Inc. Senior Notes 2.50% due 11/21/2020	25,000	25,184
Anthem, Inc. Senior Notes 4.55% due 03/01/2048	115,000	140,727
UnitedHealth Group, Inc. Senior Notes 4.63% due 11/15/2041	25,000	31,680
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	75,000	99,461
		297,052
Medical-Hospitals — 0.2%
Centra Health, Inc. Notes 4.70% due 01/01/2048	45,000	54,240
CommonSpirit Health Senior Sec. Notes 2.76% due 10/01/2024	40,000	39,281
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	65,000	70,317
MedStar Health, Inc. Sec. Notes 3.63% due 08/15/2049	130,000	134,935
Partners Healthcare System, Inc. Notes 3.19% due 07/01/2049	95,000	98,659
Stanford Health Care Notes 3.80% due 11/15/2048	10,000	11,446
West Virginia United Health System Obligated Group Sec. Notes 4.92% due 06/01/2048	50,000	67,471
		476,349
Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 3.41% due 06/15/2027	40,000	42,793
Cardinal Health, Inc. Senior Notes 3.75% due 09/15/2025	25,000	26,747
McKesson Corp. Senior Notes 3.65% due 11/30/2020	30,000	30,385
		99,925
Multimedia — 0.0%
Walt Disney Co. Company Guar. Notes 5.65% due 08/15/2020	25,000	25,303
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Senior Notes 2.50% due 08/15/2024	40,000	41,647
Republic Services, Inc. Senior Notes 3.38% due 11/15/2027	30,000	32,582
		74,229
Oil Companies-Exploration & Production — 0.2%
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	90,000	78,282
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	50,000	57,371
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	25,000	19,250
Devon Energy Corp. Senior Notes 5.00% due 06/15/2045	10,000	8,170
EOG Resources, Inc. Senior Notes 2.63% due 03/15/2023	100,000	102,442
Hess Corp. Senior Notes 4.30% due 04/01/2027	25,000	22,664
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	25,000	19,392
Occidental Petroleum Corp. Senior Notes 2.60% due 08/13/2021	15,000	14,025
Occidental Petroleum Corp. Senior Notes 2.90% due 08/15/2024	110,000	82,500
		404,096

19

Oil Companies-Integrated — 0.0%
BP Capital Markets America, Inc. Company Guar. Notes 2.52% due 09/19/2022	25,000	25,429
Oil-Field Services — 0.0%
Schlumberger Holdings Corp. Senior Notes 3.75% due 05/01/2024*	25,000	25,244
Pharmacy Services — 0.2%
Cigna Corp. Company Guar. Notes 3.00% due 07/15/2023*	25,000	26,036
Cigna Corp. Company Guar. Notes 3.25% due 04/15/2025*	50,000	53,325
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	24,000	25,637
Cigna Corp. Company Guar. Notes 3.88% due 10/15/2047*	50,000	54,860
Cigna Corp. Company Guar. Notes 4.80% due 07/15/2046*	25,000	30,958
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	50,000	54,735
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	100,000	126,722
		372,273
Pipelines — 0.2%
Boardwalk Pipelines LP Company Guar. Notes 4.95% due 12/15/2024	50,000	44,760
Cameron LNG LLC Senior Sec. Notes 2.90% due 07/15/2031*	20,000	19,397
Cameron LNG LLC Senior Sec. Notes 3.70% due 01/15/2039*	15,000	14,367
Enbridge Energy Partners LP Company Guar. Notes 7.38% due 10/15/2045	45,000	58,808
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	35,000	35,145
Enterprise Products Operating LLC Company Guar. Notes 3.50% due 02/01/2022	85,000	86,957
Florida Gas Transmission Co. LLC Senior Notes 4.35% due 07/15/2025*	50,000	54,283
Kinder Morgan Energy Partners LP Company Guar. Notes 6.95% due 01/15/2038	50,000	59,612
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	25,000	23,151
Transcontinental Gas Pipe Line Co. LLC Senior Notes 4.60% due 03/15/2048	20,000	21,824
		418,304
Real Estate Investment Trusts — 0.4%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.00% due 01/15/2024	5,000	5,370
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.00% due 02/01/2050	110,000	121,652
American Campus Communities Operating Partnership LP Company Guar. Notes 3.30% due 07/15/2026	45,000	44,431
American Campus Communities Operating Partnership LP Company Guar. Notes 3.63% due 11/15/2027	55,000	54,295
Brixmor Operating Partnership LP Senior Notes 3.25% due 09/15/2023	25,000	24,617
Duke Realty LP Senior Notes 4.00% due 09/15/2028	70,000	77,645
Essex Portfolio LP Company Guar. Notes 4.00% due 03/01/2029	90,000	98,151
Essex Portfolio LP Company Guar. Notes 4.50% due 03/15/2048	15,000	17,043
Healthcare Realty Trust, Inc. Senior Notes 3.63% due 01/15/2028	55,000	54,862
Kilroy Realty LP Company Guar. Notes 3.45% due 12/15/2024	30,000	30,579
Life Storage LP Company Guar. Notes 4.00% due 06/15/2029	40,000	41,657
National Retail Properties, Inc. Senior Notes 4.80% due 10/15/2048	50,000	50,201
Prologis LP Senior Notes 2.13% due 04/15/2027	15,000	15,162
Simon Property Group LP Senior Notes 2.75% due 02/01/2023	50,000	49,537
VEREIT Operating Partnership LP Company Guar. Notes 3.10% due 12/15/2029	70,000	59,936

20

VEREIT Operating Partnership LP Company Guar. Notes 3.95% due 08/15/2027	25,000	23,588
VEREIT Operating Partnership LP Company Guar. Notes 4.63% due 11/01/2025	60,000	59,212
WP Carey, Inc. Senior Notes 3.85% due 07/15/2029	90,000	88,123
		916,061
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.13% due 04/18/2024	65,000	67,635
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	50,000	51,765
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	25,000	25,940
O’Reilly Automotive, Inc. Senior Notes 3.90% due 06/01/2029	95,000	101,781
		247,121
Retail-Discount — 0.0%
Walmart, Inc. Senior Notes 3.40% due 06/26/2023	50,000	53,984
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.38% due 03/15/2023	65,000	62,069
Schools — 0.0%
Georgetown University Notes 4.32% due 04/01/2049	50,000	60,083
Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 3.25% due 05/20/2027	29,000	31,669
Steel-Producers — 0.0%
Nucor Corp. Senior Notes 3.95% due 05/01/2028	35,000	38,247
Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	100,000	102,812
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	75,000	79,427
AT&T, Inc. Senior Notes 4.50% due 03/09/2048	55,000	62,919
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	30,000	39,545
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	100,000	113,628
Verizon Communications, Inc. Senior Notes 5.50% due 03/16/2047	25,000	36,202
		434,533
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 3.49% due 02/14/2022	20,000	20,677
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	60,000	71,631
BAT Capital Corp. Company Guar. Notes 2.76% due 08/15/2022	50,000	50,660
		142,968
Toys — 0.0%
Hasbro, Inc. Senior Notes 3.00% due 11/19/2024	45,000	44,899
Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 4.35% due 02/15/2024	60,000	63,899
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 4.15% due 04/01/2045	25,000	30,143
Burlington Northern Santa Fe LLC Senior Notes 4.15% due 12/15/2048	25,000	30,794
CSX Corp. Senior Notes 4.30% due 03/01/2048	25,000	30,550
Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029	70,000	70,861
		162,348
Total U.S. Corporate Bonds & Notes (cost $10,885,012)		11,508,291
FOREIGN CORPORATE BONDS & NOTES — 1.4%
Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 3.63% due 09/07/2022	80,000	80,739
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	25,000	25,930
		106,669

21

Auto-Cars/Light Trucks — 0.0%
Toyota Motor Corp. Senior Notes 3.18% due 07/20/2021	30,000	30,668
Banks-Commercial — 0.2%
Bank of Montreal Senior Notes 3.10% due 04/13/2021	35,000	35,730
Banque Federative du Credit Mutuel SA Senior Notes 2.13% due 11/21/2022*	200,000	201,701
Royal Bank of Canada Senior Notes 1.60% due 04/17/2023	70,000	70,329
Svenska Handelsbanken AB Company Guar. Notes 3.35% due 05/24/2021	25,000	25,646
Toronto-Dominion Bank Senior Notes 2.50% due 12/14/2020	50,000	50,520
		383,926
Building Products-Cement — 0.0%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	2,000	2,014
Cellular Telecom — 0.1%
Rogers Communications, Inc. Company Guar. Notes 3.70% due 11/15/2049	50,000	53,718
Rogers Communications, Inc. Company Guar. Notes 4.30% due 02/15/2048	25,000	30,125
Rogers Communications, Inc. Company Guar. Notes 4.35% due 05/01/2049	80,000	96,296
Vodafone Group PLC Senior Notes 3.75% due 01/16/2024	60,000	64,746
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	60,000	71,731
		316,616
Chemicals-Diversified — 0.0%
LYB International Finance II BV Company Guar. Notes 3.50% due 03/02/2027	50,000	51,379
Commercial Services-Finance — 0.1%
Experian Finance PLC Company Guar. Notes 2.75% due 03/08/2030*	200,000	199,665
Diversified Banking Institutions — 0.2%
Bank of Nova Scotia Senior Notes 3.13% due 04/20/2021	35,000	35,744
Barclays PLC Senior Notes 2.85% due 05/07/2026	225,000	225,000
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	50,000	51,747
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	200,000	201,429
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.54% due 07/26/2021	55,000	56,374
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.75% due 07/19/2023	55,000	58,087
		628,381
Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 3.15% due 05/01/2027*	10,000	10,104
Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	150,000	139,229
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*	30,000	25,813
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*	75,000	65,056
		230,098
Insurance Brokers — 0.0%
Trinity Acquisition PLC Company Guar. Notes 3.50% due 09/15/2021	25,000	25,467
Medical-Drugs — 0.0%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	50,000	51,991
Medical-Generic Drugs — 0.1%
Perrigo Finance Unlimited Co. Company Guar. Notes 4.38% due 03/15/2026	200,000	213,707
Non-Ferrous Metals — 0.1%
Corp Nacional del Cobre de Chile Senior Notes 3.15% due 01/14/2030*	200,000	193,080
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 01/15/2023	25,000	24,124
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/2038	25,000	24,540

22

Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*	25,000	24,378
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 03/04/2029*	55,000	55,964
		129,006
Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	25,000	25,893
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	50,000	51,785
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	25,000	26,755
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	25,000	25,657
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	10,000	10,263
Total Capital International SA Company Guar. Notes 2.43% due 01/10/2025	155,000	159,500
		299,853
Paper & Related Products — 0.1%
Celulosa Arauco y Constitucion SA Senior Notes 4.20% due 01/29/2030*	200,000	190,000
Pipelines — 0.1%
Enbridge, Inc. Company Guar. Notes 4.00% due 10/01/2023	25,000	25,757
Enbridge, Inc. Company Guar. Notes 5.50% due 12/01/2046	113,000	126,986
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	25,000	25,236
		177,979
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 4.55% due 03/11/2026	35,000	33,709
Transport-Equipment & Leasing — 0.1%
SMBC Aviation Capital Finance DAC Company Guar. Notes 3.55% due 04/15/2024*	210,000	208,771
Total Foreign Corporate Bonds & Notes (cost $3,467,086)		3,483,083
U.S. GOVERNMENT AGENCIES — 0.2%
Federal Home Loan Mtg. Corp. — 0.1%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2020-DNA1, Class M1 1.19% (1 ML+0.70%) due 01/25/2050*(5)	27,934	26,984
Series 2018-DNA1, Class M2AT 1.54% (1 ML+1.05%) due 07/25/2030(5)	85,000	75,357
Series 2018-HQA1, Class M2AS 1.59% (1 ML+1.10%) due 09/25/2030(5)	75,113	68,560
		170,901
Federal National Mtg. Assoc. — 0.0%
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2018-C05, Class 1M1 1.21% (1 ML+0.72%) due 01/25/2031(5)	3,613	3,608
Series 2020-R02, Class 2M1 1.24% (1 ML+0.75%) due 01/25/2040*(5)	24,529	23,966
		27,574
Government National Mtg. Assoc. — 0.1%
3.00% due 01/20/2035	30,372	32,007
3.00% due 02/20/2050	20,166	20,902
3.00% due 03/20/2050	3,991	4,137
4.50% due 02/20/2046	9,193	10,090
4.50% due 08/20/2048	13,403	14,336
5.50% due 03/20/2049	4,379	4,735
Government National Mtg. Assoc. REMIC FRS
Series 2018-91, Class FE 0.97% (1 ML+0.25%) due 07/20/2048(5)	25,718	25,487
Series 2019-78, Class FB 1.12% (1 ML+0.40%) due 06/20/2049(5)	41,165	40,949
Series 2019-136, Class PF 1.17% (1 ML+0.45%) due 11/20/2049(5)	36,383	36,311
Series 2019-159, Class FM 1.17% (1 ML+0.40%) due 12/20/2049(5)	93,885	93,563
		282,517
Total U.S. Government Agencies (cost $497,046)		480,992
U.S. GOVERNMENT TREASURIES — 7.9%
United States Treasury Bonds — 2.9%
2.00% due 02/15/2050	266,000	313,766
2.25% due 08/15/2046	102,000	124,121
2.25% due 08/15/2049	875,000	1,082,402
2.50% due 02/15/2045	99,500	125,588
2.50% due 05/15/2046	50,200	63,834
2.75% due 08/15/2047(6)	505,000	676,345
2.75% due 11/15/2047	175,300	235,347

23

2.88% due 08/15/2045	52,000	70,076
2.88% due 11/15/2046	59,000	80,411
3.00% due 11/15/2045	77,500	106,944
3.00% due 02/15/2047	21,000	29,322
3.00% due 05/15/2047	83,200	116,269
3.00% due 02/15/2048	138,000	193,728
3.00% due 08/15/2048	385,500	543,690
3.13% due 11/15/2041	230,000	316,160
3.13% due 05/15/2048	180,500	259,476
3.38% due 05/15/2044	57,000	82,214
3.50% due 02/15/2039	1,910,000	2,744,580
3.63% due 02/15/2044	61,000	91,050
5.38% due 02/15/2031	17,000	25,459
		7,280,782
United States Treasury Notes — 5.0%
0.13% due 01/15/2030 TIPS(7)	44,235	46,791
1.50% due 10/31/2024	80,000	84,147
1.50% due 11/30/2024	1,100,000	1,158,566
1.50% due 02/15/2030	55,000	59,568
1.63% due 06/30/2021	130,000	132,224
1.63% due 12/31/2021	100,000	102,367
1.63% due 08/15/2029	405,000	442,510
1.75% due 06/30/2022	220,000	227,322
2.00% due 05/31/2024	2,570,000	2,745,684
2.13% due 05/31/2021	150,000	153,188
2.50% due 01/31/2024	1,645,000	1,779,941
2.63% due 02/28/2023	1,060,000	1,131,260
2.75% due 08/31/2023	1,180,000	1,276,935
2.88% due 04/30/2025	1,915,000	2,153,328
2.88% due 05/15/2028	160,000	189,106
3.13% due 05/15/2021	1,060,000	1,092,711
		12,775,648
Total U.S. Government Treasuries (cost $17,861,327)		20,056,430
MUNICIPAL BONDS & NOTES — 0.7%
Central Texas Turnpike System Revenue Bonds Series C 3.03% due 08/15/2041	105,000	98,483
Chicago O’Hare International Airport Revenue Bonds Series B 6.40% due 01/01/2040	50,000	68,126
County of Cook, IL General Obligation Bonds 6.23% due 11/15/2034	160,000	217,917
County of Miami-Dade, FL Transit System Revenue Bonds Series B 5.62% due 07/01/2040	25,000	33,212
County of Washoe NV Revenue Bonds 7.97% due 02/01/2040	40,000	62,663
Dallas/Fort Worth International Airport Revenue Bonds Series A 2.99% due 11/01/2038	60,000	58,741
Denver Schools Certificate Participation Series B 4.24% due 12/15/2037	25,000	29,147
Grand Parkway Transportation Corp. Revenue Bonds 3.24% due 10/01/2052	80,000	80,293
Illinois Municipal Electric Agency Revenue Bonds 6.83% due 02/01/2035	95,000	124,956
Los Angeles County Public Works Financing Authority Revenue Bonds 7.49% due 08/01/2033	50,000	68,514
Metropolitan Transportation Authority Revenue Bonds 5.87% due 11/15/2039	10,000	11,095
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds 5.72% due 12/01/2038	50,000	67,250
Miami Dade Co. Water & Sewer System Revenue Bonds Series C 3.49% due 10/01/2042	40,000	41,490
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	49,000	66,505
New York State Dormitory Authority Revenue Bonds Series B 4.85% due 07/01/2048	100,000	112,056
Rutgers The State University of New Jersey Revenue Bonds 5.67% due 05/01/2040	50,000	65,962
San Jose Redevelopment Agency Successor Agency Tax Allocation Series A-T 3.38% due 08/01/2034	5,000	5,074
State of California General Obligation Bonds 7.63% due 03/01/2040	50,000	83,286
Texas A&M University Revenue Bonds Series B 3.33% due 05/15/2039	125,000	134,442
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 3.92% due 12/31/2049	115,000	116,653

24

University of California Revenue Bonds 5.77% due 05/15/2043	20,000	28,115
Utah State Transit Authority Revenue Bonds Series B 3.44% due 12/15/2042	130,000	136,899
Virginia Commonwealth University Health System Authority Revenue Bonds Series A 4.96% due 01/01/2044	25,000	31,398
Western Minnesota Municipal Power Agency Revenue Bonds Series A 3.16% due 01/01/2039	100,000	106,067

Total Municipal Bonds & Notes (cost $1,762,524)		1,848,344

FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
Regional Authority — 0.1%
Province of Manitoba, Canada Senior Notes 2.60% due 04/16/2024	86,000	91,863
Province of New Brunswick, Canada Senior Notes 3.63% due 02/24/2028	25,000	29,531
Province of Ontario, Canada Senior Notes 2.20% due 10/03/2022	75,000	77,719

Total Foreign Government Obligations (cost $186,105)		199,113

Total Long-Term Investment Securities (cost $247,052,832)		250,578,051

SHORT-TERM INVESTMENT SECURITIES — 1.3%
Registered Investment Companies — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.22%(8)	3,285,682	3,285,682
T. Rowe Price Treasury Reserve Fund 0.36%(8)	104	104

Total Short-Term Investment Securities (cost $3,285,786)		3,285,786

TOTAL INVESTMENTS (cost $250,338,618)	99.9%	253,863,837
Other assets less liabilities	0.1	223,975

NET ASSETS	100.0%	$254,087,812

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2020, the aggregate value of these securities was $5,294,636 representing 2.1% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2020, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd., Class C	06/07/2018	1,708	$9,582	$11,990	$7.02	0.00%

(3)	Commercial Mortgage Backed Security
(4)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)	Collateralized Mortgage Obligation
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	Principal amount of security is adjusted for inflation.
(8)	The rate shown is the 7-day yield as of April 30, 2020.

ADR — American Depositary Receipt
CDI — Chess Depositary Interest
Euronext Amsterdam — Euronext Stock Exchange, Amsterdam
NASDAQ — National Association of Securities Dealers Automated Quotations
REMIC — Real Estate Mortgage Investment Conduit
RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange
SDR — Swedish Depositary Receipt
TIPS — Treasury Inflation Protected Securities
FRS — Floating Rate Security
VRS — Variable Rate Security
The rates shown on FRS and VRS are the current interest rates at April 30, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR 3 ML — 3 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
4	Long	U.S. Treasury 2 Year Notes	June 2020	$874,735	$881,719	$6,984
4	Long	U.S. Treasury 10 Year Notes	June 2020	547,532	556,250	8,718
7	Long	U.S. Treasury Long Bonds	June 2020	1,166,059	1,267,219	101,160

						$116,862

						Unrealized
						(Depreciation)
6	Short	U.S. Treasury 5 Year Notes	June 2020	$750,218	$752,906	$(2,688)
3	Short	U.S. Treasury Ultra 10 Year Notes	June 2020	462,070	471,094	(9,024)
1	Short	U.S. Treasury Ultra Long Bond	June 2020	198,217	224,781	(26,564)

						$(38,276)

		Net Unrealized Appreciation (Depreciation)				$78,586

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$—	$—		$11,990	$11,990
Other Industries	168,191,477	41,971,353	**	—	210,162,830
Convertible Preferred Securities:
Electric-Distribution	62,307	8,409		—	70,716
Other Industries	259,100	—		—	259,100
Asset Backed Securities	—	2,497,162		—	2,497,162
U.S. Corporate Bonds & Notes	—	11,508,291		—	11,508,291
Foreign Corporate Bonds & Notes	—	3,483,083		—	3,483,083
U.S. Government Agencies	—	480,992		—	480,992
U.S. Government Treasuries	—	20,056,430		—	20,056,430
Municipal Bonds & Notes	—	1,848,344		—	1,848,344
Foreign Government Obligations	—	199,113		—	199,113
Short-Term Investment Securities	3,285,786	—		—	3,285,786

Total Investments at Value	$171,798,670	$82,053,177		$11,990	$253,863,837

Other Financial Instruments:†
Futures Contracts	$116,862	$—		$—	$116,862

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$38,276	$—		$—	$38,276

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

25

SunAmerica Series Trust

SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 60.5%
Advertising Agencies — 0.1%
WPP PLC	184,636	$1,446,562

Advertising Services — 0.1%
Stroeer SE & Co. KGaA	13,609	864,070

Aerospace/Defense — 0.2%
Boeing Co.	11,371	1,603,538
Northrop Grumman Corp.	4,507	1,490,330
Raytheon Technologies Corp.	1,385	89,762

		3,183,630

Aerospace/Defense-Equipment — 0.3%
L3Harris Technologies, Inc.	6,664	1,290,817
Meggitt PLC	335,049	1,180,177
Safran SA	15,216	1,406,569

		3,877,563

Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	8,270	227,425
Yara International ASA	1,550	52,957

		280,382

Airlines — 0.0%
Alaska Air Group, Inc.	4,746	154,340
United Airlines Holdings, Inc.†	7,597	224,719

		379,059

Apparel Manufacturers — 0.2%
Burberry Group PLC	59,923	1,050,566
Kering SA	2,680	1,353,458
Samsonite International SA*	510,300	435,890
Tapestry, Inc.	8,783	130,691
VF Corp.	5,274	306,419

		3,277,024

Applications Software — 3.4%
Intuit, Inc.	18,897	5,098,599
Microsoft Corp.	194,979	34,942,187
salesforce.com, Inc.†	38,548	6,242,849
ServiceNow, Inc.†	14,797	5,201,737

		51,485,372

Athletic Footwear — 0.1%
NIKE, Inc., Class B	19,522	1,701,928

Audio/Video Products — 0.2%
Panasonic Corp.	159,200	1,217,044
Sony Corp.	26,100	1,674,451

		2,891,495

Auto-Cars/Light Trucks — 0.4%
Ferrari NV	3,235	503,431
Honda Motor Co., Ltd.	32,300	779,838
Suzuki Motor Corp.	34,400	1,104,029
Toyota Motor Corp.	57,700	3,561,177

		5,948,475

Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc.	7,235	1,182,922
PACCAR, Inc.	11,908	824,391

		2,007,313

Auto/Truck Parts & Equipment-Original — 0.4%
Aptiv PLC	5,219	362,982
Autoliv, Inc. SDR	16,499	1,011,944
Denso Corp.	23,700	835,368
Magna International, Inc.	62,814	2,451,630
Stanley Electric Co., Ltd.	49,500	1,130,849

		5,792,773

Banks-Commercial — 1.1%
Australia & New Zealand Banking Group, Ltd.	101,030	1,086,226
DBS Group Holdings, Ltd.	66,300	929,328
DNB ASA	205,055	2,491,729
Erste Group Bank AG	37,717	820,420
First Republic Bank	4,181	436,036
ING Groep NV	323,422	1,778,024
Intesa Sanpaolo SpA	516,326	807,162
National Bank of Canada	57,082	2,302,226
Standard Chartered PLC	99,736	512,544
Sumitomo Mitsui Trust Holdings, Inc.	38,500	1,124,889
SVB Financial Group†	1,809	349,444
Svenska Handelsbanken AB, Class A†	211,538	1,954,097
Truist Financial Corp.	36,160	1,349,491
United Overseas Bank, Ltd.	110,700	1,581,519

		17,523,135

Banks-Fiduciary — 0.0%
State Street Corp.	7,400	466,496

Banks-Super Regional — 0.5%
Fifth Third Bancorp	127,769	2,388,003
PNC Financial Services Group, Inc.	15,948	1,701,173
Wells Fargo & Co.	108,166	3,142,222

		7,231,398

Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	22,634	1,038,674
Keurig Dr Pepper, Inc.	19,577	518,008
Monster Beverage Corp.†	12,640	781,278
PepsiCo, Inc.	17,085	2,260,175

		4,598,135

Beverages-Wine/Spirits — 0.2%
Diageo PLC	67,527	2,340,783

Brewery — 0.1%
Constellation Brands, Inc., Class A	871	143,445
Kirin Holdings Co., Ltd.	50,100	965,261

		1,108,706

Building Products-Air & Heating — 0.0%
Carrier Global Corp.†	1,467	25,980
Johnson Controls International PLC	12,816	373,074

		399,054

Building-Residential/Commercial — 0.1%
Persimmon PLC	49,429	1,374,560

Cable/Satellite TV — 0.3%
Charter Communications, Inc., Class A†	1,680	831,986
Comcast Corp., Class A	68,238	2,567,796
DISH Network Corp., Class A†	1,630	40,774
Liberty Broadband Corp., Class C†	6,517	799,506

		4,240,062

Casino Hotels — 0.0%
MGM Resorts International	6,885	115,875
Wynn Resorts, Ltd.	5,000	427,650

		543,525

Cellular Telecom — 0.1%
T-Mobile US, Inc.†	2,513	220,641
Vodafone Group PLC ADR	129,853	1,836,122

		2,056,763

Chemicals-Diversified — 0.6%
Asahi Kasei Corp.	191,900	1,356,169
BASF SE	27,598	1,418,646
Celanese Corp.	2,519	209,253
Covestro AG*	25,226	850,917
Croda International PLC	1,037	63,820
DuPont de Nemours, Inc.	28,223	1,327,046
Huntsman Corp.	2,214	37,217
Johnson Matthey PLC	59,063	1,484,093
Koninklijke DSM NV	755	92,567
PPG Industries, Inc.	21,876	1,986,997
Quaker Chemical Corp.	401	61,000
Symrise AG	593	60,197
Tosoh Corp.	19,600	240,865
Westlake Chemical Corp.	7,221	313,752

		9,502,539

Chemicals-Specialty — 0.1%
Umicore SA	36,482	1,577,472
Victrex PLC	1,649	41,480

		1,618,952

Coatings/Paint — 0.1%
Akzo Nobel NV	740	56,177
RPM International, Inc.	4,731	314,186
Sherwin-Williams Co.	1,711	917,729

		1,288,092

Commercial Services — 0.3%
Amadeus IT Group SA	28,633	1,379,697
Cintas Corp.	834	185,006
CoStar Group, Inc.†	2,266	1,468,957
TechnoPro Holdings, Inc.	19,800	1,124,604

		4,158,264

Commercial Services-Finance — 1.0%
Automatic Data Processing, Inc.	689	101,070
Equifax, Inc.	9,923	1,378,305
FleetCor Technologies, Inc.†	5,923	1,428,924
Global Payments, Inc.	32,859	5,455,251
IHS Markit, Ltd.	764	51,417
PayPal Holdings, Inc.†	35,674	4,387,902
S&P Global, Inc.	5,541	1,622,848
TransUnion	1,794	141,349

		14,567,066

Computer Aided Design — 0.2%
Synopsys, Inc.†	23,834	3,744,798

Computer Services — 0.2%
Accenture PLC, Class A	7,043	1,304,293
Cognizant Technology Solutions Corp., Class A	10,896	632,186
NTT Data Corp.	12,500	127,592
Teleperformance	3,699	829,589

		2,893,660

Computer Software — 0.1%
Citrix Systems, Inc.	3,197	463,597
Splunk, Inc.†	11,349	1,592,946

		2,056,543

Computers — 1.3%
Apple, Inc.	66,297	19,478,059

Consulting Services — 0.1%
Worley, Ltd.	152,096	869,058

Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp.	4,333	600,034

Containers-Metal/Glass — 0.0%
Ball Corp.	1,623	106,453
Silgan Holdings, Inc.	1,475	50,887
Verallia SASU†*	1,383	34,879

		192,219

Containers-Paper/Plastic — 0.3%
Amcor PLC CDI	122,739	1,114,049
Packaging Corp. of America	30,359	2,934,198
Sealed Air Corp.	3,609	103,181
WestRock Co.	18,016	579,935

		4,731,363

Cosmetics & Toiletries — 0.8%
Estee Lauder Cos., Inc., Class A	663	116,953
L’Oreal SA	10,668	3,104,656
Pola Orbis Holdings, Inc.	22,600	401,286
Procter & Gamble Co.	23,197	2,734,231
Unilever PLC	120,763	6,243,687

		12,600,813

Data Processing/Management — 0.7%
DocuSign, Inc.†	7,215	755,771
Fidelity National Information Services, Inc.	40,659	5,362,516
Fiserv, Inc.†	43,541	4,487,335

		10,605,622

Decision Support Software — 0.0%
MSCI, Inc.	1,250	408,750

Diagnostic Equipment — 1.3%
Danaher Corp.	67,895	11,098,117
Thermo Fisher Scientific, Inc.	24,145	8,080,848

		19,178,965

Dialysis Centers — 0.1%
Fresenius SE & Co. KGaA	50,386	2,193,719

Diamonds/Precious Stones — 0.0%
Alrosa PJSC† (MICEX-RTS)	80,220	67,251

Disposable Medical Products — 0.0%
Teleflex, Inc.	201	67,415

Distribution/Wholesale — 0.1%
Bunzl PLC	37,012	806,053

Diversified Banking Institutions — 1.5%
Bank of America Corp.	207,362	4,987,056
BNP Paribas SA	57,883	1,821,900
Citigroup, Inc.	40,788	1,980,666
Goldman Sachs Group, Inc.	8,291	1,520,735

JPMorgan Chase & Co.	30,120	2,884,291
Lloyds Banking Group PLC	3,503,085	1,424,837
Macquarie Group, Ltd.	24,487	1,600,316
Mitsubishi UFJ Financial Group, Inc.	315,400	1,267,415
Morgan Stanley	151,161	5,960,278

		23,447,494

Diversified Financial Services — 0.0%
Ant International Co., Ltd., Class C†(1)(2)	57,396	402,920

Diversified Manufacturing Operations — 0.7%
General Electric Co.	818,628	5,566,670
Illinois Tool Works, Inc.	1,312	213,200
Parker-Hannifin Corp.	3,029	478,945
Siemens AG	50,996	4,736,952
Textron, Inc.	14,349	378,240

		11,374,007

Diversified Minerals — 0.2%
BHP Group PLC	99,244	1,666,760
BHP Group, Ltd.	84,261	1,725,808
Lundin Mining Corp.	17,691	86,679
Sumitomo Metal Mining Co., Ltd.	4,300	107,992
Teck Resources, Ltd., Class B	3,495	30,791

		3,618,030

Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	180,500	1,308,916

Drug Delivery Systems — 0.4%
Becton Dickinson and Co.	21,501	5,429,648

E-Commerce/Products — 3.1%
Alibaba Group Holding, Ltd. ADR†	52,213	10,582,009
Amazon.com, Inc.†	14,523	35,929,902
ASOS PLC†	50,956	1,537,381

		48,049,292

E-Commerce/Services — 0.3%
Booking Holdings, Inc.†	1,854	2,744,977
IAC/InterActiveCorp†	5,586	1,248,359
Match Group, Inc.†	214	16,469
Trip.com Group, Ltd .†	3,694	95,158

		4,104,963

E-Marketing/Info — 0.1%
CyberAgent, Inc.	34,700	1,458,853

E-Services/Consulting — 0.0%
CDW Corp.	2,747	304,368

Electric Products-Misc. — 0.1%
Legrand SA	17,310	1,168,084

Electric-Distribution — 0.5%
CenterPoint Energy, Inc.	79,003	1,345,421
Sempra Energy	48,481	6,004,372

		7,349,793

Electric-Generation — 0.2%
Electric Power Development Co., Ltd.	58,100	1,163,797
Engie SA	191,574	2,081,138

		3,244,935

Electric-Integrated — 1.5%
Ameren Corp.	33,633	2,446,801
American Electric Power Co., Inc.	19,298	1,603,857
Dominion Energy, Inc.	9,147	705,508
Edison International	45,689	2,682,401
Entergy Corp.	23,467	2,241,333
NextEra Energy, Inc.	40,467	9,352,733
Southern Co.	73,667	4,179,129
Xcel Energy, Inc.	920	58,475

		23,270,237

Electronic Components-Misc. — 0.2%
Murata Manufacturing Co., Ltd.	34,300	1,908,092
Omron Corp.	25,200	1,479,628

		3,387,720

Electronic Components-Semiconductors — 1.9%
Advanced Micro Devices, Inc.†	46,051	2,412,612
Broadcom, Inc.	13,866	3,766,283
Hamamatsu Photonics KK	34,600	1,515,829
Intel Corp.	37,967	2,277,261
Marvell Technology Group, Ltd.	41,832	1,118,588
Micron Technology, Inc.†	89,105	4,267,238
NVIDIA Corp.	20,565	6,010,738
Samsung Electronics Co., Ltd.	95,863	3,950,237
Texas Instruments, Inc.	20,478	2,376,881
Xilinx, Inc.	19,350	1,691,190

		29,386,857

Electronic Connectors — 0.0%
Amphenol Corp., Class A	7,640	674,306

Electronic Measurement Instruments — 0.6%
Agilent Technologies, Inc.	22,119	1,695,643
Fortive Corp.	13,724	878,336
Keysight Technologies, Inc.†	25,350	2,453,119
Roper Technologies, Inc.	9,827	3,351,302

		8,378,400

Engineering/R&D Services — 0.1%
Jacobs Engineering Group, Inc.	18,730	1,549,908

Enterprise Software/Service — 0.5%
Atlassian Corp. PLC, Class A†	4,385	681,824
Coupa Software, Inc.†	512	90,158
Oracle Corp.	6,845	362,580
Paycom Software, Inc.†	1,818	474,534
SAP SE	25,486	3,039,657
Veeva Systems, Inc., Class A†	1,968	375,495
Workday, Inc., Class A†	15,027	2,312,655

		7,336,903

Entertainment Software — 0.1%
Activision Blizzard, Inc.	1,517	96,678
Electronic Arts, Inc.†	9,619	1,099,067

		1,195,745

Finance-Auto Loans — 0.0%
Ally Financial, Inc.	18,180	297,970

Finance-Credit Card — 1.4%
Capital One Financial Corp.	34,614	2,241,603
Mastercard, Inc., Class A	31,200	8,579,064
Visa, Inc., Class A	60,314	10,779,318

		21,599,985

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	52,892	1,995,086
Close Brothers Group PLC	26,811	368,798
Tradeweb Markets, Inc.	5,498	286,776

		2,650,660

Finance-Leasing Companies — 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.	172,700	827,786

Finance-Other Services — 0.3%
Cboe Global Markets, Inc.	514	51,082
CME Group, Inc.	12,728	2,268,257
Intercontinental Exchange, Inc.	33,074	2,958,469

		5,277,808

Food-Catering — 0.1%
Compass Group PLC	73,709	1,241,869

Food-Confectionery — 0.1%
Mondelez International, Inc., Class A	37,978	1,953,588

Food-Flour & Grain — 0.1%
Wilmar International, Ltd.	522,500	1,317,935

Food-Meat Products — 0.2%
Tyson Foods, Inc., Class A	59,876	3,723,688

Food-Misc./Diversified — 0.7%
Conagra Brands, Inc.	25,179	841,986
Nestle SA	96,151	10,157,013

		10,998,999

Food-Retail — 0.1%
Seven & i Holdings Co., Ltd.	63,600	2,095,486

Food-Wholesale/Distribution — 0.0%
Sysco Corp.	4,672	262,893

Forestry — 0.0%
West Fraser Timber Co., Ltd.	1,987	55,301

Garden Products — 0.0%
Toro Co.	819	52,260

Gas-Distribution — 0.3%
Atmos Energy Corp.	3,619	369,030
Beijing Enterprises Holdings, Ltd.	223,000	793,666
National Fuel Gas Co.	862	35,342
National Grid PLC	151,799	1,786,780
NiSource, Inc.	46,765	1,174,269

		4,159,087

Gold Mining — 0.2%
Agnico Eagle Mines, Ltd.	2,913	170,203
Alacer Gold Corp.†	2,312	11,859
Alamos Gold, Inc., Class A	2,441	19,658
AngloGold Ashanti, Ltd.	5,037	123,703
B2Gold Corp.	5,553	28,085
Barrick Gold Corp.	21,403	550,932
Centamin PLC	16,861	32,456
Centerra Gold, Inc.	1,590	12,714
Cia de Minas Buenaventura SAA ADR	3,142	23,534
Evolution Mining, Ltd.	10,041	32,457
Franco-Nevada Corp.	3,145	416,095
Gold Fields, Ltd.	10,329	76,500
Kinross Gold Corp.†	16,354	107,973
Kirkland Lake Gold, Ltd.	7,848	324,418
Newcrest Mining, Ltd.	8,664	152,202
Newmont Corp.	938	55,878
Newmont Corp.	8,656	514,859
Northern Star Resources, Ltd.	27,328	219,066
Osisko Gold Royalties, Ltd.	1,008	9,204
Polyus PJSC	334	54,432
Regis Resources, Ltd.	3,795	10,827
Sandstorm Gold, Ltd.†	1,478	11,478
Saracen Mineral Holdings, Ltd.†	5,940	16,136
SEMAFO, Inc.†	3,342	8,403
Sibanye Stillwater, Ltd.†	25,788	52,417
Torex Gold Resources, Inc.†	778	11,072
Zijin Mining Group Co., Ltd.	86,000	35,385

		3,081,946

Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.	30,571	2,314,530
Marriott International, Inc., Class A	26,402	2,400,998

		4,715,528

Human Resources — 0.1%
Recruit Holdings Co., Ltd.	60,600	1,777,754

Import/Export — 0.2%
Mitsubishi Corp.	59,700	1,271,726
Sumitomo Corp.	141,500	1,608,433

		2,880,159

Industrial Automated/Robotic — 0.3%
Rockwell Automation, Inc.	7,395	1,401,205
SMC Corp.	3,000	1,371,654
THK Co., Ltd.	59,900	1,438,758

		4,211,617

Industrial Gases — 0.6%
Air Liquide SA	15,670	1,995,579
Air Products & Chemicals, Inc.	1,742	392,960
Linde PLC	40,631	7,475,698

		9,864,237

Instruments-Controls — 0.3%
ABB, Ltd.	105,250	2,000,655
Honeywell International, Inc.	21,943	3,113,712

		5,114,367

Insurance Brokers — 0.4%
Marsh & McLennan Cos., Inc.	37,098	3,610,748
Willis Towers Watson PLC	14,745	2,628,886

		6,239,634

Insurance-Life/Health — 0.8%
AIA Group, Ltd.	160,400	1,460,033
Aviva PLC	271,388	827,640
AXA SA	184,508	3,279,656
Challenger, Ltd.	232,033	729,516
Equitable Holdings, Inc.	132,474	2,426,924
Sun Life Financial, Inc.	75,140	2,575,473
Voya Financial, Inc.	4,429	200,058

		11,499,300

Insurance-Multi-line — 1.2%
Chubb, Ltd.	64,297	6,944,719
Direct Line Insurance Group PLC	162,111	557,028
Hartford Financial Services Group, Inc.	24,624	935,466
MetLife, Inc.	58,784	2,120,927
Ping An Insurance Group Co. of China, Ltd.	138,500	1,404,356
Sampo Oyj, Class A	63,943	2,121,153
Storebrand ASA	241,921	1,217,035
Zurich Insurance Group AG	7,260	2,314,325

		17,615,009

Insurance-Property/Casualty — 0.5%
Berkshire Hathaway, Inc., Class B†	13,235	2,479,709
PICC Property & Casualty Co., Ltd.	2,090,000	1,963,096
Progressive Corp.	6,152	475,550
RSA Insurance Group PLC	46,937	213,803
Tokio Marine Holdings, Inc.	55,200	2,601,796

		7,733,954

Insurance-Reinsurance — 0.2%
Muenchener Rueckversicherungs-Gesellschaft AG	16,892	3,722,402

Internet Brokers — 0.2%
E*TRADE Financial Corp.	50,068	2,033,262
TD Ameritrade Holding Corp.	22,678	890,565

		2,923,827

Internet Content-Entertainment — 1.9%
Facebook, Inc., Class A†	96,197	19,692,488
JOYY, Inc. ADR†	20,350	1,240,536
Netflix, Inc.†	17,354	7,286,077
Snap, Inc., Class A†	10,100	177,861

		28,396,962

Internet Content-Information/News — 0.5%
Spotify Technology SA†	4,564	691,766
Tencent Holdings, Ltd.	130,300	6,912,819

		7,604,585

Internet Security — 0.1%
NortonLifeLock, Inc.	45,714	972,337

Investment Companies — 0.1%
Melrose Industries PLC	961,349	1,210,173

Investment Management/Advisor Services — 0.0%
Raymond James Financial, Inc.	3,414	225,051
XP, Inc., Class A†	8,169	205,532

		430,583

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	2,245	261,273
Epiroc AB, Class B	5,178	51,292
Sandvik AB	4,301	66,507
Weir Group PLC	3,445	41,258

		420,330

Machinery-Electrical — 0.2%
Mitsubishi Electric Corp.	234,600	2,904,370

Machinery-Farming — 0.1%
AGCO Corp.	686	36,248
Deere & Co.	12,234	1,774,664

		1,810,912

Machinery-General Industrial — 0.0%
Bucher Industries AG	142	40,029
Otis Worldwide Corp.†	2,363	120,300
Valmet Oyj	2,279	52,253
Westinghouse Air Brake Technologies Corp.	5,985	337,674

		550,256

Machinery-Material Handling — 0.1%
KION Group AG	23,273	1,157,134

Machinery-Pumps — 0.0%
Flowserve Corp.	9,007	253,727
Ingersoll Rand, Inc.†	8,706	253,171

		506,898

Medical Instruments — 0.6%
Alcon, Inc.†	13,249	699,975
Boston Scientific Corp.†	51,012	1,911,930
Elekta AB, Series B	114,341	1,056,831
Intuitive Surgical, Inc.†	8,426	4,304,675
Medtronic PLC	12,005	1,172,048

		9,145,459

Medical Labs & Testing Services — 0.1%
Evotec SE†	28,207	699,998

Medical Products — 1.1%
Abbott Laboratories	12,715	1,170,924
Cooper Cos., Inc.	402	115,253
Envista Holdings Corp.†	19,824	385,973
GN Store Nord A/S	23,598	1,080,563
Hologic, Inc.†	7,094	355,409
Koninklijke Philips NV	119,432	5,205,474
Siemens Healthineers AG*	40,978	1,806,781
Stryker Corp.	32,265	6,015,164
Zimmer Biomet Holdings, Inc.	5,225	625,433

		16,760,974

Medical-Biomedical/Gene — 0.8%
Alexion Pharmaceuticals, Inc.†	7,851	843,747
Amgen, Inc.	6,489	1,552,299
Ascendis Pharma A/S ADR†	4,423	600,334
Biogen, Inc.†	2,635	782,147
CSL, Ltd.	4,352	862,635
Exact Sciences Corp.†	5,045	398,454
Gilead Sciences, Inc.	9,361	786,324
Incyte Corp.†	10,947	1,069,084
Regeneron Pharmaceuticals, Inc.†	714	375,478
Seattle Genetics, Inc.†	1,344	184,437
Vertex Pharmaceuticals, Inc.†	18,368	4,614,042

		12,068,981

Medical-Drugs — 3.3%
AbbVie, Inc.	82,166	6,754,045
Astellas Pharma, Inc.	290,700	4,811,859
Bausch Health Cos., Inc.†	25,515	462,332

Bayer AG	53,879	3,565,595
Bristol-Myers Squibb Co.	6,541	397,758
Eli Lilly & Co.	1,116	172,578
GlaxoSmithKline PLC ADR	76,915	3,235,814
Ipsen SA	11,822	878,348
Johnson & Johnson	17,197	2,580,238
Merck & Co., Inc.	31,370	2,488,896
Novartis AG	69,293	5,911,114
Novartis AG ADR	1,608	136,246
Novo Nordisk A/S ADR	1,723	109,118
Novo Nordisk A/S, Class B	17,883	1,141,902
Otsuka Holdings Co., Ltd.	51,600	2,030,748
Pfizer, Inc.	50,761	1,947,192
Roche Holding AG	20,333	7,072,398
Sanofi	36,146	3,536,295
Sanofi ADR	6,525	305,566
Takeda Pharmaceutical Co., Ltd. ADR	52,168	935,894
Zoetis, Inc.	13,740	1,776,719

		50,250,655

Medical-HMO — 1.2%
Anthem, Inc.	17,670	4,960,499
Centene Corp.†	45,551	3,032,786
Humana, Inc.	3,176	1,212,660
UnitedHealth Group, Inc.	28,919	8,457,940

		17,663,885

Medical-Hospitals — 0.2%
HCA Healthcare, Inc.	28,581	3,140,480

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp.	820	115,825

Metal-Aluminum — 0.0%
Alumina, Ltd.	37,489	41,550
Norsk Hydro ASA	23,978	61,415

		102,965

Metal-Copper — 0.1%
Antofagasta PLC	144,647	1,483,442
ERO Copper Corp.†	5,556	63,545
First Quantum Minerals, Ltd.	7,719	47,137
Freeport-McMoRan, Inc.	10,377	91,629
Southern Copper Corp.	3,009	97,612

		1,783,365

Metal-Diversified — 0.2%
Anglo American PLC	5,175	92,399
Boliden AB	11,964	244,936
Glencore PLC	56,980	105,769
MMC Norilsk Nickel OJSC	453	125,309
Rio Tinto PLC	15,658	727,731
Rio Tinto, Ltd.	12,866	724,716
South32, Ltd.	632,297	798,480

		2,819,340

Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	14,770	113,214
Vale SA	29,319	241,868

		355,082

Miscellaneous Manufacturing — 0.1%
Knorr-Bremse AG	11,263	1,048,273

Multimedia — 0.2%
Walt Disney Co.	23,739	2,567,373

Networking Products — 0.3%
Cisco Systems, Inc.	40,203	1,703,803
Telefonaktiebolaget LM Ericsson, Class B	269,209	2,343,355

		4,047,158

Non-Ferrous Metals — 0.1%
Grupo Mexico SAB de CV, Class B	30,100	64,007
IGO, Ltd.	424,326	1,286,840
Industrias Penoles SAB de CV	4,695	35,942

		1,386,789

Non-Hazardous Waste Disposal — 0.0%
Waste Connections, Inc.	5,744	493,467
Waste Management, Inc.	307	30,706

		524,173

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	3,403	375,657

Oil Companies-Exploration & Production — 0.3%
Concho Resources, Inc.	9,578	543,264
ConocoPhillips	27,360	1,151,856
Continental Resources, Inc.	45,672	748,564
Devon Energy Corp.	3,389	42,261
Diamondback Energy, Inc.	1,445	62,915
EOG Resources, Inc.	13,378	635,589
Hess Corp.	9,742	473,851
Kelt Exploration, Ltd.†	12,546	14,421
Kosmos Energy, Ltd.	20,250	33,413
Lundin Petroleum AB	3,126	81,068
Magnolia Oil & Gas Corp., Class A†	5,183	33,534
Parsley Energy, Inc., Class A	1,673	15,810
Pioneer Natural Resources Co.	4,652	415,470
Venture Global LNG, Inc., Series C†(1)(2)	3	11,544
WPX Energy, Inc.†	4,186	25,660

		4,289,220

Oil Companies-Integrated — 0.9%
Chevron Corp.	33,776	3,107,392
Equinor ASA	181,341	2,545,577
Exxon Mobil Corp.	49,198	2,286,231
Galp Energia SGPS SA	9,863	113,770
Royal Dutch Shell PLC, Class B ADR	37,678	1,204,566
Suncor Energy, Inc.	3,559	63,528
TOTAL SA	94,019	3,390,075
TOTAL SA ADR	15,533	545,985

		13,257,124

Oil Refining & Marketing — 0.1%
DCC PLC	20,233	1,443,427
Marathon Petroleum Corp.	10,071	323,078
Phillips 66	2,576	188,486
Valero Energy Corp.	2,988	189,290

		2,144,281

Oil-Field Services — 0.1%
Halliburton Co.	93,075	977,287
Schlumberger, Ltd.	36,656	616,554

		1,593,841

Paper & Related Products — 0.2%
International Paper Co.	35,774	1,225,259
Mondi PLC	4,651	82,712
Stora Enso Oyj, Class R†	149,380	1,770,115
UPM-Kymmene Oyj	1,376	38,130

		3,116,216

Pharmacy Services — 0.5%
Cigna Corp.	28,813	5,641,009
CVS Health Corp.	25,944	1,596,853

		7,237,862

Photo Equipment & Supplies — 0.1%
Largan Precision Co., Ltd.	8,000	1,092,868

Pipelines — 0.5%
Enbridge, Inc.	65,995	2,024,727
Targa Resources Corp.	6,211	80,494
TC Energy Corp.	72,208	3,347,563
Williams Cos., Inc.	91,467	1,771,716

		7,224,500

Platinum — 0.0%
Anglo American Platinum, Ltd.	1,485	78,404
Impala Platinum Holdings, Ltd.	18,126	109,910
Northam Platinum, Ltd.†	11,210	54,114

		242,428

Poultry — 0.0%
Sanderson Farms, Inc.	620	84,407

Power Converter/Supply Equipment — 0.0%
Schneider Electric SE	401	36,737

Precious Metals — 0.0%
Polymetal International PLC	2,606	53,542
Wheaton Precious Metals Corp.	4,101	155,826

		209,368

Private Equity — 0.0%
KKR & Co., Inc., Class A	7,864	198,251

Real Estate Investment Trusts — 1.6%
Acadia Realty Trust	8,641	107,062
Alexander & Baldwin, Inc.	2,229	29,289
Alexandria Real Estate Equities, Inc.	2,831	444,722
American Campus Communities, Inc.	8,680	306,317
American Tower Corp.	4,050	963,900
AvalonBay Communities, Inc.	6,109	995,462
Boston Properties, Inc.	419	40,718
Camden Property Trust	3,506	308,773
Canadian Apartment Properties REIT	2,037	70,098
Crown Castle International Corp.	2,113	336,876
CubeSmart	5,757	145,076
CyrusOne, Inc.	573	40,196
Derwent London PLC	2,224	87,065
Digital Realty Trust, Inc.	13,636	2,038,446
Douglas Emmett, Inc.	7,886	240,444
EastGroup Properties, Inc.	730	77,380
EPR Properties	109	3,207
Equinix, Inc.	796	537,459
Equity LifeStyle Properties, Inc.	2,111	127,314
Equity Residential	10,471	681,243
Essex Property Trust, Inc.	1,916	467,696
Federal Realty Investment Trust	1,253	104,337
First Industrial Realty Trust, Inc.	614	23,191
Gecina SA	420	54,864
Goodman Group	9,316	78,295
Great Portland Estates PLC	132,196	1,127,537
Healthcare Realty Trust, Inc.	5,759	169,257
Healthcare Trust of America, Inc., Class A	5,931	146,081
Highwoods Properties, Inc.	1,349	52,355
Hoshino Resorts REIT, Inc.	9	30,676
Host Hotels & Resorts, Inc.	5,507	67,791
Hudson Pacific Properties, Inc.	4,325	106,308
Industrial & Infrastructure Fund Investment Corp.†	37	51,366
Inmobiliaria Colonial Socimi SA	5,590	53,973
JBG SMITH Properties	7,480	253,946
Kilroy Realty Corp.	1,439	89,592
Mapletree Industrial Trust	43,700	78,476
Mirvac Group	30,208	43,207
Mitsui Fudosan Logistics Park, Inc.	19	74,818
Mori Hills REIT Investment Corp	12	15,383
National Retail Properties, Inc.	279	9,107
Nippon Accommodations Fund, Inc.	15	89,541
Nippon Prologis REIT, Inc.	30	82,473
Paramount Group, Inc.	1,295	12,497
Pebblebrook Hotel Trust	749	8,868
Prologis, Inc.	105,143	9,381,910
PS Business Parks, Inc.	730	94,236
Public Storage	1,453	269,459
Rayonier, Inc.	3,209	77,112
Realty Income Corp.	541	29,712
Regency Centers Corp.	2,857	125,451
Rexford Industrial Realty, Inc.	2,413	98,257
SBA Communications Corp.	298	86,396
Scentre Group	425,453	633,561
Shaftesbury PLC	2,494	18,855
Simon Property Group, Inc.	6,421	428,730
SL Green Realty Corp.	8,172	433,525
Spirit Realty Capital, Inc.	201	6,183
Summit Industrial Income REIT	7,443	55,504
Sun Communities, Inc.	7,953	1,068,883
Sunstone Hotel Investors, Inc.	14,474	133,016
Terreno Realty Corp.	3,200	175,424
UNITE Group PLC	5,316	58,658
Urban Edge Properties	3,147	36,190
VEREIT, Inc.	1,647	9,026
Vornado Realty Trust	899	39,394
Welltower, Inc.	2,585	132,430
Weyerhaeuser Co.	16,680	364,792
WP Carey, Inc.	876	57,623

		24,687,009

Real Estate Management/Services — 0.0%
Deutsche Wohnen SE	13,961	566,487
Hufvudstaden AB, Class A	2,251	28,870
Mitsubishi Estate Co., Ltd.	5,200	84,628

		679,985

Real Estate Operations & Development — 0.2%
Grainger PLC	11,532	38,836
Hang Lung Properties, Ltd.	26,000	55,521
Heiwa Real Estate Co., Ltd.†	1,400	37,740
Hongkong Land Holdings, Ltd.	9,200	38,653
Kojamo Oyj	4,681	84,183
Mitsui Fudosan Co., Ltd.	122,900	2,269,164
PSP Swiss Property AG	730	84,914
Shimao Property Holdings, Ltd.	14,000	56,150
Shurgard Self Storage SA	1,372	45,278
Sun Hung Kai Properties, Ltd.	9,500	128,549

		2,838,988

Rental Auto/Equipment — 0.2%
Ashtead Group PLC	40,321	1,106,432
Element Fleet Management Corp.	252,398	1,862,227

		2,968,659

Retail-Apparel/Shoe — 0.6%
Burlington Stores, Inc.†	1,007	183,969
Lululemon Athletica, Inc.†	5,164	1,154,051
Moncler SpA	46,731	1,760,687
Next PLC	16,992	1,012,544
Ross Stores, Inc.	32,701	2,987,563
Zalando SE†*	27,430	1,335,652

		8,434,466

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	312	318,340
O’Reilly Automotive, Inc.†	3,393	1,310,851

		1,629,191

Retail-Automobile — 0.0%
CarMax, Inc.†	4,638	341,589

Retail-Building Products — 0.3%
Home Depot, Inc.	10,329	2,270,624
Kingfisher PLC	670,360	1,329,622
Lowe’s Cos., Inc.	5,592	585,762

		4,186,008

Retail-Discount — 0.5%
Costco Wholesale Corp.	4,041	1,224,423
Dollar General Corp.	19,207	3,366,987
Dollar Tree, Inc.†	5,799	462,006
Target Corp.	11,797	1,294,603
Walmart, Inc.	7,883	958,179

		7,306,198

Retail-Drug Store — 0.1%
Welcia Holdings Co., Ltd.	12,900	933,818

Retail-Major Department Stores — 0.1%
TJX Cos., Inc.	23,191	1,137,519

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	758	165,183

Retail-Restaurants — 0.5%
Chipotle Mexican Grill, Inc.†	666	585,114
Darden Restaurants, Inc.	1,289	95,115
McDonald’s Corp.	22,343	4,190,653
Restaurant Brands International, Inc.	365	17,995
Starbucks Corp.	7,619	584,606
Yum! Brands, Inc.	30,946	2,674,663

		8,148,146

Rubber-Tires — 0.0%
Sumitomo Rubber Industries, Ltd.	53,700	523,701

Semiconductor Components-Integrated Circuits — 1.0%
Maxim Integrated Products, Inc.	3,467	190,616
NXP Semiconductors NV	58,101	5,785,117
QUALCOMM, Inc.†	54,996	4,326,535
Renesas Electronics Corp.	105,800	565,059
Taiwan Semiconductor Manufacturing Co., Ltd.	430,000	4,321,271

		15,188,598

Semiconductor Equipment — 0.9%
Applied Materials, Inc.	121,899	6,055,942
ASML Holding NV(NASDAQ)	2,199	634,258
ASML Holding NV (Euronext Amsterdam)	10,309	3,062,276
Entegris, Inc.	1,036	56,182
KLA Corp.	537	88,116
Lam Research Corp.	7,775	1,984,802
Tokyo Electron, Ltd.	9,100	1,925,089

		13,806,665

Software Tools — 0.1%
VMware, Inc., Class A†	7,847	1,032,037

Steel Pipe & Tube — 0.0%
Tenaris SA	8,280	58,161

Steel-Producers — 0.0%
ArcelorMittal	5,604	61,551
BlueScope Steel, Ltd.	5,078	33,223
China Steel Corp.	128,000	85,107
Gerdau SA (Preference Shares)	11,875	25,637
JFE Holdings, Inc.	7,300	48,917
Nippon Steel Corp.	7,300	61,600
Nucor Corp.	2,830	116,568
POSCO	798	120,072
Steel Dynamics, Inc.	2,112	51,258
thyssenkrupp AG†	4,476	29,963
voestalpine AG	1,694	35,111

		669,007

Telephone-Integrated — 0.7%
AT&T, Inc.	52,700	1,605,769
KT Corp.	35,462	696,374
Nippon Telegraph & Telephone Corp.	229,800	5,235,369
SoftBank Group Corp.	27,200	1,163,350
Telecom Italia SpA (RSP)	1,255,678	500,948
Verizon Communications, Inc.	22,684	1,303,196

		10,505,006

Tobacco — 0.3%
Altria Group, Inc.	50,742	1,991,624
Philip Morris International, Inc.	36,534	2,725,436

		4,717,060

Tools-Hand Held — 0.0%
Snap-on, Inc.	1,366	177,976
Stanley Black & Decker, Inc.	2,320	255,664

		433,640

Transport-Rail — 0.5%
Canadian Pacific Railway, Ltd.	1,907	433,518
Central Japan Railway Co.	10,200	1,604,544
Kansas City Southern	3,017	393,869
Norfolk Southern Corp.	10,792	1,846,511
Union Pacific Corp.	16,469	2,631,582

		6,910,024

Transport-Services — 0.1%
FedEx Corp.	2,232	282,951
United Parcel Service, Inc., Class B	10,096	955,687

		1,238,638

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	4,876	493,061

Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc.†	89,947	2,222,590

Web Hosting/Design — 0.0%
VeriSign, Inc.†	1,321	276,736

Web Portals/ISP — 1.9%
Alphabet, Inc., Class A†	4,196	5,650,753
Alphabet, Inc., Class C†	15,311	20,649,333
Baidu, Inc. ADR†	6,061	611,737
NAVER Corp.	6,649	1,082,490
Z Holdings Corp.	245,400	949,322

		28,943,635

Wire & Cable Products — 0.1%
Prysmian SpA	63,442	1,196,297

Wireless Equipment — 0.2%
Motorola Solutions, Inc.	17,869	2,569,741

Total Common Stocks (cost $869,771,864)		926,773,357

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Drug Delivery Systems — 0.0%
Becton Dickinson and Co. Series A 6.13%	4,129	244,602

E-Commerce/Services — 0.0%
Farmers Business Network, Inc., Series C† (1)(2)	563	9,711

Electric-Distribution — 0.0%
Sempra Energy Series A 6.00%	3,659	374,352
Sempra Energy Series B 6.75%	789	79,934

		454,286

Electric-Integrated — 0.1%
American Electric Power Co., Inc.	1,433	72,796
NextEra Energy, Inc.	1,994	86,121
Southern Co. 6.75%	16,639	787,690

		946,607

Electronic Components-Semiconductors — 0.0%
Broadcom, Inc. 8.00%	231	235,028

Electronic Measurement Instruments — 0.0%
Fortive Corp. Series A 5.00%	238	197,488

Total Convertible Preferred Securities (cost $2,138,215)		2,087,722

PREFERRED SECURITIES — 0.1%
Finance-Investment Banker/Broker — 0.0%
Ladenburg Thalmann Financial Services, Inc. 6.50%	21,976	361,505

Pipelines — 0.1%
Crestwood Equity Partners LP 9.25%	67,127	463,177

Total Preferred Securities (cost $991,162)		824,682

ASSET BACKED SECURITIES — 2.3%
Diversified Financial Services — 2.3%
Allegro CLO III, Ltd. FRS Series 2015-1A, Class AR 1.83% (3 ML+0.84%) due 07/25/2027*(3)	386,043	377,999
American Express Credit Account Master Trust FRS Series 2017-5, Class B 1.39% (1 ML+0.58%) due 02/18/2025	320,000	315,846
AmeriCredit Automobile Receivables Trust Series 2016-3, Class D 2.71% due 09/08/2022	475,000	483,004
Atrium Hotel Portfolio Trust FRS Series 2017-ATRM, Class A 1.74% (1 ML+0.93%) due 12/15/2036*(4)	680,000	633,733

Avis Budget Rental Car Funding AESOP LLC Series 2019-2A, Class B 3.55% due 09/22/2025*	425,000	382,499
BFLD Trust FRS Series 2019-DPLO, Class C 2.35% (1 ML+1.54%) due 10/15/2034*(4)	650,000	573,494
Cantor Commercial Real Estate Lending VRS Series 2019-CF1, Class 65A 4.41% due 05/15/2052*(4)(5)	280,000	242,286
CarMax Auto Owner Trust Series 2017-4, Class A3 2.11% due 10/17/2022	80,467	80,757
CD Commercial Mtg. Trust VRS Series 2016-CD2, Class A4 3.53% due 11/10/2049(4)(5)	520,000	560,487
CIFC Funding, Ltd. FRS Series 2015-5A, Class A1R 1.85% (3 ML+0.86%) due 10/25/2027*(3)	660,000	642,555
Citigroup Commercial Mtg. Trust Series 2020-555, Class A 2.65% due 12/10/2041*(4)	970,000	956,639
Citigroup Commercial Mtg. Trust Series 2016-GC36, Class A5 3.62% due 02/10/2049(4)	250,000	268,224
Citigroup Commercial Mtg. Trust Series 2015-GC33, Class A4 3.78% due 09/10/2058(4)	50,000	53,438
CNH Equipment Trust Series 2016-C, Class A3 1.44% due 12/15/2021	18,805	18,807
CNH Equipment Trust Series 2017-C, Class A3 2.08% due 02/15/2023	175,962	176,067
CNH Equipment Trust Series 2019-C, Class B 2.35% due 04/15/2027	800,000	781,816
COMM Mtg. Trust Series 2017-PANW, Class A 3.24% due 10/10/2029*(4)	645,000	643,011
COMM Mtg. Trust Series 2015-CR26, Class A4 3.63% due 10/10/2048(4)	345,000	368,262
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(4)	250,000	268,742
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(4)	165,000	174,435
CSAIL Commercial Mtg. Trust Series 2016-C6, Class A5 3.09% due 01/15/2049(4)	245,000	256,742
Deephaven Residential Mtg. Trust VRS Series 2018-1A, Class A1 2.98% due 12/25/2057*(5)(6)	117,190	117,300
Deephaven Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(5)(6)	275,102	273,301
Driven Brands Funding LLC Series 2019-1A, Class A2 4.64% due 04/20/2049*	390,063	382,012
Elara HGV Timeshare Issuer Series 2017-A, Class A 2.69% due 03/25/2030*	102,440	97,484
Ellington Financial Mtg. Trust VRS Series 2019-2, Class A3 3.05% due 11/25/2059*(5)(6)	280,890	277,792
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class C 3.75% due 12/10/2036*(4)	610,000	530,687
Galton Funding Mtg. Trust VRS Series 2020-H1, Class A1 2.31% due 01/25/2060*(5)(6)	586,440	581,751
Galton Funding Mtg. Trust VRS Series 2018-1, Class A23 3.50% due 11/25/2057*(5)(6)	183,180	185,616
GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A3 2.81% due 12/16/2022	474,576	478,866
Great Wolf Trust FRS Series 2019-WOLF, Class D 2.75% (1 ML+1.93%) due 12/15/2036*(4)	310,000	247,816
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A3 2.60% due 06/15/2021*	57,697	57,915
GS Mtg. Securities Trust Series 2019-GSA1, Class B 3.51% due 11/10/2052(4)	550,000	491,359
GS Mtg. Securities Trust Series 2015-GC32, Class A4 3.76% due 07/10/2048(4)	25,000	26,573
GS Mtg. Securities Trust VRS Series 2018-GS9, Class A4 3.99% due 03/10/2051(4)(5)	275,000	305,920
Hardee’s Funding LLC Series 2018-1A, Class A2I 4.25% due 06/20/2048*	226,550	221,258
Hardee’s Funding LLC Series 2018-1A, Class A2II 4.96% due 06/20/2048*	561,450	520,773
Homeward Opportunities Fund I Trust VRS Series 2019-3, Class A1 2.68% due 11/25/2059*(5)(6)	302,880	296,653

Homeward Opportunities Fund I Trust VRS Series 2019-3, Class A3 3.03% due 11/25/2059*(5)(6)	302,880	295,879
Homeward Opportunities Fund I Trust VRS Series 2018-1, Class A1 3.77% due 06/25/2048*(5)(6)	232,079	230,901
Hyundai Auto Receivables Trust Series 2018-A, Class A3 2.79% due 07/15/2022	239,922	242,219
Jimmy Johns Funding LLC Series 2017-1A, Class A2I 3.61% due 07/30/2047*	228,538	228,320
JPMCC Commercial Mtg. Securities Trust Series 2017-JP5, Class A5 3.72% due 03/15/2050(4)	910,000	995,794
JPMDB Commercial Mtg. Securities Trust Series 2016-C2, Class A4 3.14% due 06/15/2049(4)	50,000	52,701
JPMorgan Mtg. Trust FRS Series 2020-INV1, Class A11 1.78% (1 ML+0.83%) due 08/25/2050*(6)	204,206	199,250
JPMorgan Mtg. Trust VRS Series 2019-INV3, Class A3 3.50% due 05/25/2050*(5)(6)	429,233	439,509
JPMorgan Mtg. Trust VRS Series 2020-INV1, Class A3 3.50% due 08/25/2050*(5)(6)	340,343	345,489
Magnetite CLO XXIII, Ltd. FRS Series 2019-23A, Class A 2.29% (3 ML+1.30%) due 10/25/2032*(3)	615,000	604,713
Mill City Mtg. Loan Trust VRS Series 2016-1, Class A1 2.50% due 04/25/2057*(5)	31,451	31,414
Mill City Mtg. Loan Trust VRS Series 2017-2, Class A1 2.75% due 07/25/2059*(5)	138,380	139,762
Mill City Mtg. Loan Trust VRS Series 2018-1, Class A1 3.25% due 05/25/2062*(5)	375,362	382,970
MMAF Equipment Finance LLC Series 2016-AA, Class A4 1.76% due 01/17/2023*	75,324	74,480
MMAF Equipment Finance LLC Series 2017-B, Class A3 2.21% due 10/17/2022*	233,621	233,868
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30, Class A5 2.86% due 09/15/2049(4)	110,000	111,491
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A5 3.64% due 10/15/2048(4)	250,000	263,034
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(4)	115,000	120,419
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27, Class AS 4.07% due 12/15/2047(4)	410,000	426,044
Navient Private Education Refi Loan Trust Series 2019-GA, Class A 2.40% due 10/15/2068*	1,182,425	1,183,068
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 2.60% due 08/15/2068*	615,000	601,974
Navient Private Education Refi Loan Trust Series 2019-CA, Class A2 3.13% due 02/15/2068*	625,000	627,846
New Orleans Hotel Trust FRS Series 2019-HNLA, Class C 2.40% (1 ML+1.59%) due 04/15/2032*(4)	915,000	726,213
New Residential Mtg. Loan Trust VRS Series 2019-NQM5, Class A1 2.71% due 11/25/2059*(5)(6)	689,438	671,088
OBX Trust FRS Series 2020-EXP1, Class 2A2 1.44% (1 ML+0.95%) due 02/25/2060*(6)	180,885	177,124
OBX Trust FRS Series 2019-EXP3, Class 2A2 1.59% (1 ML+1.10%) due 10/25/2059*(6)	185,970	184,563
OBX Trust VRS Series 2019-EXP3, Class 1A9 3.50% due 10/25/2059*(5)(6)	298,114	299,270
OBX Trust VRS Series 2020-EXP1, Class 1A8 3.50% due 02/25/2060*(5)(6)	424,819	428,034
Octagon Investment Partners XXIII, Ltd. FRS Series 2015-1A, Class A1-R 2.07% (3 ML+0.85%) due 07/15/2027*(3)	365,000	357,475
OZLM, Ltd. FRS Series 2014-8A, Class A1RR 2.30% (3 ML+1.17%) due 10/17/2029*(3)	592,082	572,797
Planet Fitness Master Issuer LLC Series 2018-1A, Class A2I 4.26% due 09/05/2048*	970,225	928,205

RETL FRS Series 2019-RVP, Class A 1.96% (1 ML+1.15%) due 03/15/2036*(4)	61,179	56,193
Santander Drive Auto Receivables Trust Series 2018-2, Class A4 3.03% due 09/15/2022	89,120	89,232
Santander Retail Auto Lease Trust Series 2019-A, Class A3 2.77% due 06/20/2022*	445,000	449,589
Sequoia Mtg. Trust VRS Series 2018-CH1, Class A11 3.50% due 02/25/2048*(5)(6)	223,129	223,431
Sequoia Mtg. Trust VRS Series 2018-CH2, Class A3 4.00% due 06/25/2048*(5)(6)	476,253	483,981
Sequoia Mtg. Trust VRS Series 2018-CH4, Class A11 4.00% due 10/25/2048*(5)(6)	315,451	316,088
SG Residential Mtg. Trust VRS Series 2019-3, Class A1 2.70% due 09/25/2059*(5)(6)	350,980	348,278
SLM Student Loan Trust FRS Series 2010-1, Class A 0.89% (1 ML+0.40%) due 03/25/2025	240,122	216,334
SLM Student Loan Trust FRS Series 2007-7, Class A4 1.32% (3 ML+0.33%) due 01/25/2022	653,698	627,599
SLM Student Loan Trust FRS Series 2008-9, Class A 2.49% (3 ML+1.50%) due 04/25/2023	52,932	51,580
SLM Student Loan Trust FRS Series 2008-5, Class A4 2.69% (3 ML+1.70%) due 07/25/2023	52,386	50,794
Sonic Capital LLC Series 2018-1A, Class A2 4.03% due 02/20/2048*	69,008	67,668
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A1 2.61% due 09/27/2049*(5)(6)	92,415	90,688
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A3 2.92% due 09/27/2049*(5)(6)	231,038	226,697
Starwood Mtg. Residential Trust VRS Series 2019-IMC1, Class A1 3.47% due 02/25/2049*(5)(6)	286,408	290,429
Synchrony Credit Card Master Note Trust Series 2017-2, Class A 2.62% due 10/15/2025	275,000	285,656
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(5)	53,020	52,906
Towd Point Mtg. Trust VRS Series 2016-1, Class A1B 2.75% due 02/25/2055*(5)	23,853	23,909
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(5)	38,307	38,470
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(5)	137,053	137,791
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(5)	907,365	914,429
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(5)	266,360	267,177
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(5)	526,519	531,989
Towd Point Mtg. Trust VRS Series 2018-1, Class A1 3.00% due 01/25/2058*(5)	150,162	152,777
Verus Securitization Trust Series 2019-4, Class A1 2.64% due 11/25/2059*(6)	923,207	945,857
Verus Securitization Trust VRS Series 2019-INV1, Class A1 3.40% due 12/25/2059*(5)(6)	236,748	235,200
Verus Securitization Trust VRS Series 2018-INV1, Class A1 3.63% due 03/25/2058*(5)(6)	226,543	221,558
Volvo Financial Equipment LLC Series 2017-1A, Class A3 1.92% due 03/15/2021*	5,532	5,531
Wendys Funding LLC Series 2018-1A, Class A2I 3.57% due 03/15/2048*	244,375	234,180
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(4)	25,000	26,234
World Omni Auto Receivables Trust Series 2017-B, Class B 2.37% due 05/15/2024	710,000	710,839
Worldwide Plaza Trust Series 2017-WWP, Class A 3.53% due 11/10/2036*(4)	640,000	672,371

Total Asset Backed Securities (cost $35,372,369)		34,573,288

U.S. CORPORATE BONDS & NOTES — 9.2%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	175,000	178,930

Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.60% due 04/15/2026	40,000	42,654
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.65% due 11/01/2024	75,000	79,701

		301,285

Aerospace/Defense — 0.2%
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	990,000	990,448
Lockheed Martin Corp. Senior Notes 3.55% due 01/15/2026	400,000	449,256
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	200,000	249,748
Rockwell Collins, Inc. Senior Notes 3.20% due 03/15/2024	665,000	705,662

		2,395,114

Agricultural Chemicals — 0.0%
CVR Partners LP/CVR Nitrogen Finance Corp. Sec. Notes 9.25% due 06/15/2023*	645,000	566,936

Airlines — 0.2%
American Airlines Group, Inc. Company Guar. Notes 5.00% due 06/01/2022*	402,000	226,607
American Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 3.15% due 08/15/2033	669,530	589,865
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.65% due 12/15/2029	111,085	84,746
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	112,252	91,924
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1B, Class B 4.95% due 08/15/2026	396,836	281,750
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 5.25% due 07/15/2025	364,561	261,083
United Airlines Holdings, Inc. Company Guar. Notes 4.88% due 01/15/2025	235,000	171,550
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030	338,460	300,061
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class A 3.45% due 01/07/2030	164,937	126,866
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 4.15% due 02/25/2033	351,088	311,934

		2,446,386

Applications Software — 0.0%
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	150,000	191,072

Auto-Cars/Light Trucks — 0.4%
BMW US Capital LLC Company Guar. Notes 3.25% due 08/14/2020*	850,000	850,517
Daimler Finance North America LLC Company Guar. Notes 2.30% due 02/12/2021*	575,000	569,462
Ford Motor Co. Senior Notes 9.00% due 04/22/2025	825,000	803,344
General Motors Co. Senior Notes 4.00% due 04/01/2025	550,000	529,059
General Motors Financial Co., Inc. Senior Notes 3.55% due 07/08/2022	810,000	783,141
Hyundai Capital America Senior Notes 3.45% due 03/12/2021*	890,000	890,053
Toyota Motor Credit Corp. Senior Notes 2.95% due 04/13/2021	750,000	761,123
Volkswagen Group of America Finance LLC Company Guar. Notes 4.00% due 11/12/2021*	805,000	817,661

		6,004,360

Auto-Heavy Duty Trucks — 0.0%
PACCAR Financial Corp. Senior Notes 3.10% due 05/10/2021	625,000	639,396

Auto/Truck Parts & Equipment-Original — 0.0%
Dana, Inc. Senior Notes 5.38% due 11/15/2027	700,000	617,750

Banks-Commercial — 0.2%
Citizens Bank NA Senior Notes 2.55% due 05/13/2021	250,000	252,573

Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	40,000	40,279
Fifth Third Bank Senior Notes 3.35% due 07/26/2021	805,000	824,170
KeyBank NA Senior Notes 3.35% due 06/15/2021	770,000	789,136
Manufacturers & Traders Trust Co. Sub. Notes 3.40% due 08/17/2027	250,000	265,047
PNC Bank NA Senior Notes 3.50% due 06/08/2023	380,000	405,018
SunTrust Bank Senior Notes 3.50% due 08/02/2022	840,000	861,809

		3,438,032

Banks-Fiduciary — 0.1%
National Securities Clearing Corp. Senior Notes 1.50% due 04/23/2025*	1,200,000	1,206,169
State Street Corp. Senior Notes 1.95% due 05/19/2021	250,000	252,499

		1,458,668

Banks-Super Regional — 0.3%
Citibank NA Senior Notes 2.13% due 10/20/2020	650,000	652,725
Citibank NA Senior Notes 3.40% due 07/23/2021	600,000	614,396
Fifth Third Bancorp Senior Notes 1.63% due 05/05/2023	270,000	269,887
PNC Funding Corp. Senior Notes 3.30% due 03/08/2022	545,000	566,781
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	975,000	985,546
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	765,000	783,843
Wells Fargo Bank NA Senior Notes (3M+0.49%) 3.33% due 07/23/2021	600,000	601,851

		4,475,029

Beverages-Non-alcoholic — 0.0%
Dr Pepper Snapple Group, Inc. Company Guar. Notes 2.55% due 09/15/2026	140,000	142,881
Keurig Dr Pepper, Inc. Company Guar. Notes 3.55% due 05/25/2021	390,000	397,979

		540,860

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	650,000	812,672

Broadcast Services/Program — 0.2%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 9.25% due 02/15/2024*	1,100,000	915,750
Diamond Sports Group LLC/Diamond Sports Finance Co. Company Guar. Notes 6.63% due 08/15/2027*	725,000	396,937
iHeartCommunications, Inc. Company Guar. Notes 8.38% due 05/01/2027	1,060,000	872,592
Nexstar Escrow, Inc. Company Guar. Notes 5.63% due 07/15/2027*	945,000	902,475
Univision Communications, Inc. Senior Sec. Notes 9.50% due 05/01/2025*	520,000	525,850

		3,613,604

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	11,000	11,733
Vulcan Materials Co. Senior Notes 4.50% due 06/15/2047	130,000	140,852

		152,585

Building Products-Doors & Windows — 0.0%
Griffon Corp. Company Guar. Notes 5.75% due 03/01/2028	240,000	228,600

Building-Heavy Construction — 0.1%
New Enterprise Stone & Lime Co., Inc. Senior Notes 10.13% due 04/01/2022*	760,000	754,300

Cable/Satellite TV — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	585,000	600,612
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.50% due 02/01/2024	1,225,000	1,327,531

Comcast Corp. Company Guar. Notes 2.65% due 02/01/2030	340,000	362,330
GCI LLC Senior Notes 6.63% due 06/15/2024*	395,000	408,825
GCI LLC Senior Notes 6.88% due 04/15/2025	450,000	464,625
Radiate Holdco LLC/Radiate Finance, Inc. Senior Notes 6.63% due 02/15/2025*	1,005,000	994,950
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	480,000	594,866

		4,753,739

Casino Hotels — 0.0%
Station Casinos LLC Company Guar. Notes 4.50% due 02/15/2028*	610,000	488,000

Cellular Telecom — 0.0%
Crown Castle Towers LLC Senior Sec. Notes 3.72% due 07/15/2043*	195,000	202,560

Chemicals-Diversified — 0.0%
Dow Chemical Co. Senior Notes 3.15% due 05/15/2024	295,000	307,967

Coal — 0.0%
Warrior Met Coal, Inc. Senior Sec. Notes 8.00% due 11/01/2024*	575,000	539,063

Commercial Services — 0.0%
Weight Watchers International, Inc. Company Guar. Notes 8.63% due 12/01/2025*	535,000	531,844

Commercial Services-Finance — 0.1%
PayPal Holdings, Inc. Senior Notes 2.40% due 10/01/2024	850,000	882,312

Computer Services — 0.0%
Presidio Holdings, Inc. Senior Sec. Notes 4.88% due 02/01/2027*	444,000	437,340

Computers — 0.0%
Apple, Inc. Senior Notes 3.25% due 02/23/2026	265,000	294,435

Computers-Integrated Systems — 0.0%
NCR Corp. Company Guar. Notes 5.75% due 09/01/2027*	440,000	441,100

Containers-Metal/Glass — 0.0%
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	650,000	508,625

Containers-Paper/Plastic — 0.1%
Berry Global Escrow Corp. Sec. Notes 5.63% due 07/15/2027*	520,000	534,300
Flex Acquisition Co., Inc. Senior Notes 6.88% due 01/15/2025*	555,000	537,490

		1,071,790

Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	555,000	631,087

Diagnostic Equipment — 0.1%
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	199,000	181,090
Ortho-Clinical Diagnostics, Inc. Senior Notes 7.25% due 02/01/2028*	780,000	710,088
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	300,000	324,605
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	70,000	73,550

		1,289,333

Direct Marketing — 0.0%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	735,000	606,375

Distribution/Wholesale — 0.1%
Core & Main Holdings LP Senior Notes 8.63% due 09/15/2024*(7)	440,000	418,000
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025	585,000	557,271

		975,271

Diversified Banking Institutions — 0.7%
Bank of America Corp. FRS Senior Notes 1.87% (3 ML+0.65%) due 06/25/2022	850,000	839,268
Bank of America Corp. Senior Notes 2.59% due 04/29/2031	405,000	415,594
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	800,000	853,726
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	150,000	163,089

Bank of America Corp. Sub. Notes 4.45% due 03/03/2026	350,000	386,314
Citigroup, Inc. Senior Notes 2.35% due 08/02/2021	250,000	252,313
Citigroup, Inc. Senior Notes 2.90% due 12/08/2021	500,000	510,030
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	505,000	545,428
Citigroup, Inc. Sub. Notes 4.60% due 03/09/2026	175,000	192,943
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	500,000	501,880
Goldman Sachs Group, Inc. Senior Notes 3.00% due 04/26/2022	980,000	992,790
Goldman Sachs Group, Inc. Senior Notes 3.75% due 05/22/2025	125,000	133,530
JPMorgan Chase & Co. Senior Notes 2.52% due 04/22/2031	680,000	695,259
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	140,000	141,698
JPMorgan Chase & Co. Senior Notes 2.78% due 04/25/2023	500,000	511,967
JPMorgan Chase & Co. Senior Notes 3.20% due 06/15/2026	200,000	213,177
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	445,000	486,324
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	25,000	27,956
Morgan Stanley Senior Notes 3.13% due 07/27/2026	550,000	583,518
Morgan Stanley Senior Notes 3.97% due 07/22/2038	970,000	1,091,132
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	795,000	839,517
Morgan Stanley Senior Notes 4.30% due 01/27/2045	25,000	30,145

		10,407,598

Diversified Manufacturing Operations — 0.1%
3M Co. Senior Notes 3.25% due 08/26/2049	870,000	955,067
General Electric Capital Corp. Senior Notes 3.15% due 09/07/2022	100,000	102,336

		1,057,403

Drug Delivery Systems — 0.0%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	414,000	451,184

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	245,000	264,465
Amazon.com, Inc. Senior Notes 3.30% due 12/05/2021	50,000	51,813
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	385,000	468,849
Amazon.com, Inc. Senior Notes 5.20% due 12/03/2025	405,000	489,885

		1,275,012

E-Commerce/Services — 0.1%
Priceline Group, Inc. Senior Notes 3.60% due 06/01/2026	850,000	888,241
Uber Technologies, Inc. Company Guar. Notes 7.50% due 11/01/2023*	211,000	211,502

		1,099,743

Electric-Distribution — 0.1%
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.90% due 03/15/2021	900,000	915,695

Electric-Generation — 0.0%
Vistra Operations Co. LLC Senior Sec. Notes 3.55% due 07/15/2024*	425,000	427,551

Electric-Integrated — 0.4%
AEP Texas, Inc. Senior Notes 3.45% due 01/15/2050	460,000	506,687
CMS Energy Corp. Senior Notes 3.00% due 05/15/2026	195,000	205,624
Dominion Energy, Inc. Junior Sub. Notes 2.58% due 07/01/2020	160,000	160,049
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	45,000	47,772

Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	40,000	45,353
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	225,000	263,477
Eversource Energy Senior Notes 3.30% due 01/15/2028	170,000	184,801
Exelon Corp. Senior Notes 3.40% due 04/15/2026	245,000	266,161
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	410,000	601,531
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	550,000	608,351
Ohio Power Co. Senior Notes 5.38% due 10/01/2021	450,000	477,980
Ohio Power Co. Senior Notes 6.60% due 03/01/2033	255,000	348,787
San Diego Gas & Electric Co. 1st Mtg. Notes 4.10% due 06/15/2049	805,000	967,719
Virginia Electric & Power Co. Senior Notes 2.88% due 07/15/2029	400,000	430,596
Virginia Electric & Power Co. Senior Notes 4.00% due 01/15/2043	400,000	475,248

		5,590,136

Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 2.70% due 11/15/2022	640,000	655,454

Electronic Components-Semiconductors — 0.1%
Microchip Technology, Inc. Senior Sec. Notes 3.92% due 06/01/2021	190,000	193,077
Micron Technology, Inc. Senior Notes 2.50% due 04/24/2023	180,000	183,232
Micron Technology, Inc. Senior Notes 4.19% due 02/15/2027	910,000	970,251
Texas Instruments, Inc. Senior Notes 1.75% due 05/04/2030	240,000	240,319

		1,586,879

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc. Senior Notes 3.88% due 07/15/2023	75,000	79,152
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	180,000	188,463
Roper Technologies, Inc. Senior Notes 3.00% due 12/15/2020	120,000	120,938
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	745,000	803,772

		1,192,325

Finance-Credit Card — 0.2%
American Express Co. Senior Notes 3.70% due 11/05/2021	425,000	438,641
Discover Financial Services Senior Notes 3.75% due 03/04/2025	600,000	606,342
Discover Financial Services Senior Notes 3.85% due 11/21/2022	380,000	389,166
Visa, Inc. Senior Notes 2.15% due 09/15/2022	740,000	764,181
Visa, Inc. Senior Notes 4.15% due 12/14/2035	90,000	113,575

		2,311,905

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 2.50% due 03/01/2021	365,000	346,565
Air Lease Corp. Senior Notes 3.63% due 04/01/2027	535,000	459,188

		805,753

Finance-Other Services — 0.0%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	45,000	45,343

Gambling (Non-Hotel) — 0.0%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	575,000	451,548

Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	460,000	467,139
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	620,000	666,360
NiSource, Inc. Senior Notes 3.95% due 03/30/2048	425,000	483,014

		1,616,513

Gold Mining — 0.0%
Newmont Goldcorp Corp. Company Guar. Notes 3.63% due 06/09/2021	424,000	429,483

Hazardous Waste Disposal — 0.0%
Stericycle, Inc. Company Guar. Notes 5.38% due 07/15/2024*	583,000	584,673

Industrial Gases — 0.0%
Air Products and Chemicals, Inc. Senior Notes 1.50% due 10/15/2025	50,000	50,445

Insurance Brokers — 0.1%
HUB International, Ltd. Senior Notes 7.00% due 05/01/2026*	320,000	315,664
Marsh & McLennan Cos., Inc. Senior Notes 3.30% due 03/14/2023	110,000	114,377
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	395,000	415,316
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	430,000	489,733

		1,335,090

Insurance-Life/Health — 0.3%
Aflac, Inc. Senior Notes 4.00% due 10/15/2046	540,000	613,512
Lincoln National Corp. Senior Notes 3.80% due 03/01/2028	795,000	833,053
Pricoa Global Funding I Sec. Notes 2.45% due 09/21/2022*	700,000	715,890
Principal Financial Group, Inc. Company Guar. Notes 3.40% due 05/15/2025	375,000	397,257
Principal Financial Group, Inc. Company Guar. Notes 3.70% due 05/15/2029	320,000	354,627
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	1,000,000	1,166,156
Voya Financial, Inc. Company Guar. Notes 3.13% due 07/15/2024	575,000	591,254

		4,671,749

Insurance-Multi-line — 0.1%
Metropolitan Life Global Funding I Sec. Notes 2.05% due 06/12/2020*	240,000	240,290
Metropolitan Life Global Funding I Sec. Notes 3.45% due 10/09/2021*	610,000	627,238

		867,528

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	115,000	122,321
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	510,000	601,220
MassMutual Global Funding II Sec. Notes 1.95% due 09/22/2020*	630,000	632,376

		1,355,917

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 4.35% due 11/03/2045	75,000	98,092
AssuredPartners, Inc. Senior Notes 7.00% due 08/15/2025*	605,000	556,600
Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	200,000	211,786

		866,478

Investment Management/Advisor Services — 0.1%
AG Issuer LLC Senior Sec. Notes 6.25% due 03/01/2028*	610,000	538,734
AG Merger Sub II, Inc. Senior Notes 10.75% due 08/01/2027*	570,000	432,231
Ameriprise Financial, Inc. Senior Notes 2.88% due 09/15/2026	285,000	298,474
NFP Corp. Senior Notes 8.00% due 07/15/2025*	735,000	683,697
Raymond James Financial, Inc. Senior Notes 3.63% due 09/15/2026	30,000	31,383

		1,984,519

Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021	630,000	647,222

Machinery-Farming — 0.0%
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	525,000	530,276

Machinery-General Industrial — 0.0%
Wabtec Corp. Company Guar. Notes 3.45% due 11/15/2026	405,000	391,164

Machinery-Material Handling — 0.0%
Maxim Crane LLC Sec. Notes 10.13% due 08/01/2024*	385,000	363,055

Machinery-Pumps — 0.0%
Granite Holdings US Acquisition Co. Company Guar. Notes 11.00% due 10/01/2027*	590,000	501,500

Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	795,000	866,483
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	22,000	29,782

		896,265

Medical Products — 0.1%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	207,000	224,544
Abbott Laboratories Senior Notes 4.75% due 11/30/2036	395,000	516,389

		740,933

Medical-Biomedical/Gene — 0.1%
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	1,045,000	1,043,576
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	50,000	53,326

		1,096,902

Medical-Drugs — 0.3%
AbbVie, Inc. Senior Notes 2.30% due 05/14/2021	65,000	65,682
AbbVie, Inc. Senior Notes 2.95% due 11/21/2026*	570,000	601,603
AbbVie, Inc. Senior Notes 3.20% due 05/14/2026	100,000	106,900
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	415,000	451,153
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	50,000	58,275
Bausch Health Americas, Inc. Company Guar. Notes 9.25% due 04/01/2026*	1,405,000	1,552,525
Bayer US Finance II LLC Company Guar. Notes 3.50% due 06/25/2021*	335,000	341,830
Bristol-Myers Squibb Co. Senior Notes 3.55% due 08/15/2022*	570,000	604,688
Bristol-Myers Squibb Co. Senior Notes 3.88% due 08/15/2025*	70,000	79,750

		3,862,406

Medical-HMO — 0.0%
Anthem, Inc. Senior Notes 2.50% due 11/21/2020	240,000	241,764
UnitedHealth Group, Inc. Senior Notes 4.70% due 02/15/2021	25,000	25,487
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	100,000	103,676

		370,927

Medical-Hospitals — 0.4%
Baylor Scott & White Holdings Sec. Notes 3.97% due 11/15/2046	100,000	113,869
Centra Health, Inc. Notes 4.70% due 01/01/2048	900,000	1,084,793
CommonSpirit Health Senior Sec. Notes 2.76% due 10/01/2024	295,000	289,697
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	575,000	622,034
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	610,000	573,400
MedStar Health, Inc. Sec. Notes 3.63% due 08/15/2049	305,000	316,579
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	500,000	494,089
Providence St Joseph Health Obligated Group Notes 3.93% due 10/01/2048	1,375,000	1,474,116
Stanford Health Care Notes 3.80% due 11/15/2048	420,000	480,727
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023	165,000	164,835
Tenet Healthcare Corp. Senior Notes 7.00% due 08/01/2025	265,000	246,344
West Virginia United Health System Obligated Group Sec. Notes 4.92% due 06/01/2048	700,000	944,589

		6,805,072

Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 3.41% due 06/15/2027	475,000	508,170
Cardinal Health, Inc. Senior Notes 3.75% due 09/15/2025	305,000	326,307

		834,477

Metal-Aluminum — 0.0%
Kaiser Aluminum Corp. Company Guar. Notes 4.63% due 03/01/2028*	570,000	530,670

Metal-Iron — 0.1%
Cleveland-Cliffs, Inc. Senior Sec. Notes 6.75% due 03/15/2026*	805,000	702,362

Motion Pictures & Services — 0.0%
Lions Gate Capital Holdings LLC Company Guar. Notes 6.38% due 02/01/2024*	190,000	176,767

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Senior Notes 3.38% due 11/15/2027	270,000	293,241

Oil Companies-Exploration & Production — 0.4%
Cimarex Energy Co. Senior Notes 4.38% due 06/01/2024	15,000	13,765
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	965,000	839,360
CNX Resources Corp. Company Guar. Notes 7.25% due 03/14/2027*	255,000	228,225
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	155,000	151,227
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	155,000	119,350
Devon Energy Corp. Senior Notes 5.00% due 06/15/2045	60,000	49,021
Diamondback Energy, Inc. Company Guar. Notes 2.88% due 12/01/2024	795,000	723,120
Hess Corp. Senior Notes 4.30% due 04/01/2027	185,000	167,712
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	625,000	353,125
Northern Oil and Gas, Inc. Sec. Notes 8.50% due 05/15/2023(7)	562,486	343,116
Occidental Petroleum Corp. Senior Notes 2.60% due 08/13/2021	90,000	84,150
Occidental Petroleum Corp. Senior Notes 2.70% due 08/15/2022	358,000	311,460
Occidental Petroleum Corp. Senior Notes 2.90% due 08/15/2024	820,000	615,000
Occidental Petroleum Corp. Senior Notes 3.00% due 02/15/2027	425,000	295,375
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	50,000	35,500
Occidental Petroleum Corp. Senior Notes 4.10% due 02/01/2021	150,000	143,250
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 5.38% due 01/15/2025*	365,000	327,588
PDC Energy, Inc. Company Guar. Notes 5.75% due 05/15/2026	735,000	560,584
WPX Energy, Inc. Senior Notes 5.25% due 10/15/2027	230,000	200,100
WPX Energy, Inc. Senior Notes 5.75% due 06/01/2026	150,000	135,945

		5,696,973

Oil Refining & Marketing — 0.1%
CVR Energy, Inc. Company Guar. Notes 5.25% due 02/15/2025*	280,000	229,600
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.50% due 02/15/2026	561,000	541,365
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 6.00% due 04/15/2027	150,000	146,250
Valero Energy Corp. Senior Notes 2.85% due 04/15/2025	85,000	84,312

		1,001,527

Paper & Related Products — 0.1%
International Paper Co. Senior Notes 4.80% due 06/15/2044	165,000	185,841
International Paper Co. Senior Notes 5.00% due 09/15/2035	500,000	589,280

		775,121

Pharmacy Services — 0.2%
Cigna Corp. Company Guar. Notes 3.00% due 07/15/2023*	500,000	520,723

Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	718,000	766,977
CVS Health Corp. Senior Notes 3.50% due 07/20/2022	600,000	624,048
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	565,000	715,980
Express Scripts Holding Co. Company Guar. Notes 2.60% due 11/30/2020	675,000	678,729

		3,306,457

Pipelines — 0.3%
Boardwalk Pipelines LP Company Guar. Notes 4.45% due 07/15/2027	85,000	73,228
Cameron LNG LLC Senior Sec. Notes 2.90% due 07/15/2031*	185,000	179,425
Cameron LNG LLC Senior Sec. Notes 3.70% due 01/15/2039*	155,000	148,462
Energy Transfer Operating LP Company Guar. Notes 3.75% due 05/15/2030	235,000	213,876
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	385,000	386,596
Magellan Midstream Partners LP Senior Notes 4.25% due 09/15/2046	45,000	43,043
MPLX LP FRS Senior Notes 2.10% (3 ML+1.10%) due 09/09/2022	505,000	448,075
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	610,000	596,947
Spectra Energy Partners LP Company Guar. Notes 3.38% due 10/15/2026	185,000	182,645
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 6.00% due 03/01/2027*	615,000	408,975
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.50% due 07/15/2027	1,355,000	1,219,500
Williams Cos., Inc. Senior Notes 5.10% due 09/15/2045	405,000	422,941

		4,323,713

Publishing-Periodicals — 0.0%
Meredith Corp. Company Guar. Notes 6.88% due 02/01/2026	795,000	681,315

Real Estate Investment Trusts — 0.5%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.45% due 04/30/2025	1,035,000	1,103,741
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2027	45,000	47,807
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2028	350,000	374,916
Brixmor Operating Partnership LP Senior Notes 3.25% due 09/15/2023	235,000	231,399
Brixmor Operating Partnership LP Senior Notes 3.90% due 03/15/2027	280,000	278,830
Brixmor Operating Partnership LP Senior Notes 4.13% due 06/15/2026	115,000	117,033
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	35,000	35,323
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	150,000	162,884
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	350,000	393,006
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	145,000	176,602
Essex Portfolio LP Company Guar. Notes 2.65% due 03/15/2032	220,000	212,259
Essex Portfolio LP Company Guar. Notes 3.38% due 04/15/2026	635,000	668,850
Federal Realty Investment Trust Senior Notes 2.75% due 06/01/2023	35,000	35,023
Highwoods Realty LP Senior Notes 3.63% due 01/15/2023	280,000	286,613
Kilroy Realty LP Company Guar. Notes 3.45% due 12/15/2024	350,000	356,757
Kilroy Realty LP Company Guar. Notes 4.38% due 10/01/2025	15,000	15,398
Kimco Realty Corp. Senior Notes 3.30% due 02/01/2025	265,000	265,747
Regency Centers LP Company Guar. Notes 3.60% due 02/01/2027	140,000	144,540

Ryman Hospitality Properties, Inc. Company Guar. Notes 4.75% due 10/15/2027*	570,000	497,325
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	345,000	351,340
SBA Tower Trust Mtg. Notes Series 2016-1 2.88% due 07/15/2046*	175,000	175,787
Ventas Realty LP Company Guar. Notes 3.25% due 10/15/2026	270,000	261,129
VEREIT Operating Partnership LP Company Guar. Notes 3.95% due 08/15/2027	345,000	325,512
Vereit Operatinjg Partner Co. Company Guar. Notes 3.10% due 12/15/2029	540,000	462,364

		6,980,185

Rental Auto/Equipment — 0.1%
Capitol Investment Merger Sub 2 LLC Sec. Notes 10.00% due 08/01/2024*	815,000	757,950
Herc Holdings, Inc. Company Guar. Notes 5.50% due 07/15/2027*	680,000	637,432

		1,395,382

Retail-Apparel/Shoe — 0.1%
Gap, Inc. Senior Sec. Notes 8.63% due 05/15/2025*	525,000	542,062
L Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	145,000	126,672
L Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	400,000	363,000

		1,031,734

Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	50,000	51,765
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	430,000	446,176

		497,941

Retail-Automobile — 0.0%
Lithia Motors, Inc. Company Guar. Notes 4.63% due 12/15/2027*	550,000	519,750

Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.45% due 02/15/2025	120,000	111,300
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	75,000	71,906

		183,206

Retail-Restaurants — 0.1%
Golden Nugget, Inc. Senior Notes 6.75% due 10/15/2024*	476,000	371,280
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	765,000	436,050
IRB Holding Corp. Company Guar. Notes 6.75% due 02/15/2026*	1,410,000	1,170,300

		1,977,630

Schools — 0.0%
George Washington University Notes 3.55% due 09/15/2046	45,000	47,573

Security Services — 0.0%
Allied Universal Holdco LLC Senior Notes 9.75% due 07/15/2027*	545,000	550,450

Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 3.25% due 05/20/2027	337,000	368,011

Steel-Producers — 0.1%
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	150,000	151,685
Nucor Corp. Senior Notes 3.95% due 05/01/2028	595,000	650,192

		801,877

Telecommunication Equipment — 0.0%
CommScope Technologies LLC Company Guar. Notes 5.00% due 03/15/2027*	100,000	85,750

Telephone-Integrated — 0.2%
Cincinnati Bell, Inc. Company Guar. Notes 8.00% due 10/15/2025*	805,000	814,660
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	740,000	887,637
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	725,000	823,803

		2,526,100

Television — 0.1%
AMC Networks, Inc. Company Guar. Notes 4.75% due 08/01/2025	710,000	648,478

Gray Television, Inc. Company Guar. Notes 7.00% due 05/15/2027*	560,000	562,800
Sinclair Television Group, Inc. Company Guar. Notes 5.50% due 03/01/2030*	475,000	394,250

		1,605,528

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 3.49% due 02/14/2022	290,000	299,818
BAT Capital Corp. Company Guar. Notes 2.76% due 08/15/2022	510,000	516,731

		816,549

Toys — 0.0%
Hasbro, Inc. Senior Notes 3.00% due 11/19/2024	485,000	483,909

Transport-Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 3.25% due 09/15/2026	375,000	391,500
GATX Corp. Senior Notes 3.50% due 03/15/2028	605,000	618,227

		1,009,727

Transport-Rail — 0.1%
Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029	480,000	485,904
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	255,000	303,166

		789,070

Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc. Senior Notes 4.66% due 08/27/2021	120,000	122,724

Total U.S. Corporate Bonds & Notes (cost $140,983,345)		140,954,855

FOREIGN CORPORATE BONDS & NOTES — 3.6%
Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	100,000	103,718

Aerospace/Defense — 0.0%
Bombardier, Inc. Senior Notes 5.75% due 03/15/2022*	540,000	405,000

Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 4.00% due 12/15/2026	110,000	119,138

Auto-Cars/Light Trucks — 0.0%
Toyota Motor Corp. Senior Notes 3.18% due 07/20/2021	465,000	475,349

Auto/Truck Parts & Equipment-Original — 0.1%
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*	462,000	431,970
Toyota Industries Corp. Senior Notes 3.11% due 03/12/2022*	725,000	738,282

		1,170,252

Banks-Commercial — 0.7%
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	500,000	534,494
ANZ New Zealand International, Ltd. Company Guar. Notes 2.20% due 07/17/2020*	285,000	285,685
ANZ New Zealand International, Ltd. Company Guar. Notes 2.75% due 01/22/2021*	675,000	683,358
Banco Santander Chile Senior Notes 2.70% due 01/10/2025*	409,000	407,977
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Senior Notes 5.38% due 04/17/2025*	355,000	364,319
Bank of Montreal Senior Notes 3.10% due 04/13/2021	800,000	816,677
Barclays Bank PLC Senior Notes 2.65% due 01/11/2021	850,000	856,124
BPCE SA Company Guar. Notes 3.00% due 05/22/2022*	250,000	253,513
BPCE SA Sub. Notes 4.50% due 03/15/2025*	300,000	315,929
BPCE SA Sub. Notes 4.88% due 04/01/2026*	400,000	434,093
Cooperatieve Rabobank UA Senior Notes 3.13% due 04/26/2021	505,000	516,048
Danske Bank A/S Senior Notes 3.24% due 12/20/2025*	476,000	476,182
ING Groep NV Senior Notes 3.15% due 03/29/2022	265,000	271,716
ING Groep NV Senior Notes 3.55% due 04/09/2024	1,050,000	1,103,680
Intesa Sanpaolo SpA Senior Notes 3.13% due 07/14/2022*	415,000	414,174

Intesa Sanpaolo SpA Senior Notes 3.38% due 01/12/2023*	200,000	200,401
Nordea Bank AB Senior Notes 2.13% due 05/29/2020*	400,000	400,448
Royal Bank of Canada Senior Notes 1.60% due 04/17/2023	700,000	703,290
Santander UK Group Holdings PLC Senior Notes 2.88% due 08/05/2021	445,000	450,299
Santander UK PLC Senior Notes 3.75% due 11/15/2021	420,000	431,421
Svenska Handelsbanken AB Company Guar. Notes 3.35% due 05/24/2021	520,000	533,443
Toronto-Dominion Bank Senior Notes 3.50% due 07/19/2023	750,000	811,740
Toronto-Dominion Bank Sub. Notes 3.63% due 09/15/2031	55,000	58,602

		11,323,613

Banks-Money Center — 0.1%
BBVA Bancomer SA Senior Notes 4.38% due 04/10/2024*	600,000	618,378

Beverages-Wine/Spirits — 0.0%
Diageo Capital PLC Company Guar. Notes 1.38% due 09/29/2025	265,000	264,881

Building Products-Cement — 0.0%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	55,000	55,377

Cable/Satellite TV — 0.1%
LCPR Senior Secured Financing DAC Senior Sec. Notes 6.75% due 10/15/2027*	1,200,000	1,247,520
Ziggo Bond Co. BV Senior Notes 6.00% due 01/15/2027*	875,000	879,375

		2,126,895

Cellular Telecom — 0.2%
Rogers Communications, Inc. Company Guar. Notes 3.70% due 11/15/2049	750,000	805,766
Rogers Communications, Inc. Company Guar. Notes 4.35% due 05/01/2049	445,000	535,648
Vodafone Group PLC Senior Notes 3.75% due 01/16/2024	800,000	863,273

		2,204,687

Chemicals-Diversified — 0.0%
LYB International Finance II BV Company Guar. Notes 3.50% due 03/02/2027	400,000	411,032

Chemicals-Specialty — 0.0%
Alpha 2 BV Senior Notes 8.75% due 06/01/2023*(7)	600,000	564,000

Commercial Services-Finance — 0.1%
Experian Finance PLC Company Guar. Notes 2.75% due 03/08/2030*	850,000	848,576

Containers-Metal/Glass — 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 5.25% due 08/15/2027*	555,000	539,044

Cruise Lines — 0.2%
Carnival Corp. Senior Sec. Notes 11.50% due 04/01/2023*	1,380,000	1,441,884
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	555,000	403,465
Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*	569,000	513,522

		2,358,871

Diversified Banking Institutions — 0.7%
Banco Santander SA Senior Notes 3.13% due 02/23/2023	600,000	608,503
Bank of Nova Scotia Senior Notes 3.13% due 04/20/2021	740,000	755,722
Barclays PLC Senior Notes 2.85% due 05/07/2026	830,000	830,000
Barclays PLC Senior Notes 3.25% due 01/12/2021	205,000	206,474
Barclays PLC Senior Notes 3.68% due 01/10/2023	315,000	322,036
Credit Agricole SA FRS Senior Notes 2.74% (3 ML+1.43%) due 01/10/2022*	275,000	274,163
Credit Agricole SA Senior Notes 3.75% due 04/24/2023*	600,000	629,691

Credit Suisse Group AG Senior Notes 2.59% due 09/11/2025*	660,000	658,657
Credit Suisse Group AG Senior Notes 3.00% due 12/14/2023*	320,000	325,657
HSBC Holdings PLC Senior Notes 2.65% due 01/05/2022	350,000	354,523
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	325,000	333,257
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	500,000	542,443
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	800,000	805,715
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.54% due 07/26/2021	1,035,000	1,060,864
Royal Bank of Scotland Group PLC Senior Notes 4.52% due 06/25/2024	900,000	953,515
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.75% due 07/19/2023	1,235,000	1,304,320
UBS Group Funding Switzerland AG Senior Notes 3.00% due 04/15/2021*	200,000	202,139
UBS Group Funding Switzerland AG Senior Notes 3.49% due 05/23/2023*	335,000	344,755

		10,512,434

Electric-Distribution — 0.1%
Ausgrid Finance Pty, Ltd. Senior Sec. Notes 3.85% due 05/01/2023*	480,000	497,877
State Grid Overseas Investment, Ltd. Company Guar. Notes 2.25% due 05/04/2020*	445,000	445,000
State Grid Overseas Investment, Ltd. Company Guar. Notes 3.75% due 05/02/2023*	510,000	537,601

		1,480,478

Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 2.75% due 04/06/2023*	900,000	908,559

Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 3.15% due 05/01/2027*	115,000	116,191

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 05/26/2022	150,000	139,556
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.13% due 07/03/2023	740,000	695,223
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	150,000	139,229
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*	165,000	141,969

		1,115,977

Food-Dairy Products — 0.0%
Danone SA Senior Notes 2.95% due 11/02/2026*	450,000	479,193

Food-Misc./Diversified — 0.1%
Sigma Holdco BV Company Guar. Notes 7.88% due 05/15/2026*	725,000	685,125

Gas-Transportation — 0.0%
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	240,000	251,391
Rockpoint Gas Storage Canada, Ltd. Senior Sec. Notes 7.00% due 03/31/2023*	80,000	61,600

		312,991

Insurance Brokers — 0.1%
Aon PLC Company Guar. Notes 3.88% due 12/15/2025	35,000	37,985
Aon PLC Company Guar. Notes 4.75% due 05/15/2045	350,000	428,675
Ardonagh Midco 3 PLC Senior Sec. Notes 8.63% due 07/15/2023*	310,000	294,500
Trinity Acquisition PLC Company Guar. Notes 3.50% due 09/15/2021	25,000	25,467

		786,627

Insurance-Life/Health — 0.1%
AIA Group, Ltd. Senior Notes 3.60% due 04/09/2029*	1,055,000	1,147,346

Internet Content-Entertainment — 0.0%
Weibo Corp. Senior Notes 3.50% due 07/05/2024	430,000	435,844

Internet Content-Information/News — 0.0%
Tencent Holdings, Ltd. Senior Notes 2.99% due 01/19/2023*	265,000	271,024

Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	430,000	447,126
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	350,000	363,940

		811,066

Medical-Generic Drugs — 0.0%
Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/2021	165,000	159,374

Metal-Copper — 0.0%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 05/15/2022*	610,000	571,021

Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	300,000	325,831

Multimedia — 0.0%
Thomson Reuters Corp. Senior Notes 3.35% due 05/15/2026	30,000	31,382

Non-Ferrous Metals — 0.0%
Corp. Nacional del Cobre de Chile Senior Notes 3.75% due 01/15/2031*	200,000	202,646

Oil & Gas Drilling — 0.0%
Transocean Pontus, Ltd. Senior Sec. Notes 6.13% due 08/01/2025*	634,600	514,026

Oil Companies-Exploration & Production — 0.2%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 01/15/2023	775,000	747,830
CNOOC Finance 2013, Ltd. Company Guar. Notes 3.00% due 05/09/2023	200,000	204,828
MEG Energy Corp. Senior Notes 7.13% due 02/01/2027*	780,000	538,200
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 09/15/2026*	101,000	101,746
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*	470,000	458,307
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 03/04/2029*	475,000	483,326

		2,534,237

Oil Companies-Integrated — 0.0%
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	250,000	267,555
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	40,000	47,108

		314,663

Oil Refining & Marketing — 0.1%
Parkland Fuel Corp. Company Guar. Notes 5.88% due 07/15/2027*	745,000	715,200

Paper & Related Products — 0.0%
Celulosa Arauco y Constitucion SA Senior Notes 4.20% due 01/29/2030*	200,000	190,000

Pastoral & Agricultural — 0.0%
JBS Investments II GmbH Company Guar. Notes 7.00% due 01/15/2026*	560,000	580,944

Pipelines — 0.0%
Enbridge, Inc. Company Guar. Notes 4.00% due 10/01/2023	90,000	92,726
Enbridge, Inc. Company Guar. Notes 4.25% due 12/01/2026	115,000	121,298
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	15,000	16,675

		230,699

Public Thoroughfares — 0.0%
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 3.38% due 03/22/2027*	90,000	93,826

Retail-Petroleum Products — 0.1%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*	1,125,000	1,023,750

Satellite Telecom — 0.0%
Telesat Canada/Telesat LLC* Senior Sec. Notes 4.88% due 06/01/2027	495,000	487,575

Steel-Producers — 0.0%
ArcelorMittal Senior Notes 4.55% due 03/11/2026	365,000	351,540

Telecom Services — 0.1%
Altice France Holding SA Company Guar. Notes 6.00% due 02/15/2028*	739,000	672,342

DKT Finance APS Senior Sec. Notes 9.38% due 06/17/2023*	675,000	671,963
Sable International Finance, Ltd. Senior Sec. Notes 5.75% due 09/07/2027*	710,000	706,450

		2,050,755

Tobacco — 0.0%
Imperial Brands Finance PLC Company Guar. Notes 2.95% due 07/21/2020*	600,000	601,117

Transport-Equipment & Leasing — 0.0%
SMBC Aviation Capital Finance DAC Company Guar. Notes 3.55% due 04/15/2024*	200,000	198,829
SMBC Aviation Capital Finance DAC Company Guar. Notes 4.13% due 07/15/2023*	200,000	201,473

		400,302

Transport-Marine — 0.1%
Teekay Offshore Partners LP/Teekay Offshore Finance Corp. Senior Notes 8.50% due 07/15/2023*	696,213	624,851

Transport-Services — 0.0%
Autoridad del Canal de Panama Senior Notes 4.95% due 07/29/2035*	300,000	330,003

Web Portals/ISP — 0.1%
Baidu, Inc. Senior Notes 3.88% due 09/29/2023	615,000	641,014

Total Foreign Corporate Bonds & Notes (cost $54,617,612)		55,626,422

U.S. GOVERNMENT AGENCIES — 6.9%
Federal Home Loan Mtg. Corp. — 0.4%
3.00% due 11/01/2034	140,156	149,554
3.00% due 12/01/2046	820,112	877,681
3.00% due 04/01/2047	187,841	198,467
3.00% due 09/01/2049	187,462	202,106
3.50% due 09/01/2042	26,365	28,153
3.50% due 03/01/2044	84,157	89,883
3.50% due 03/01/2046	112,736	122,716
3.50% due 03/01/2048	999,339	1,074,015
4.00% due 09/01/2045	9,488	10,320
4.00% due 04/01/2050	1,654,597	1,774,458
5.00% due 12/01/2041	188,667	215,296
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K057, Class A1 2.21% due 06/25/2025(4)	154,623	161,590
Series K068, Class A1 2.95% due 02/25/2027(4)	307,504	328,739
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4604, Class FH 1.31% (1 ML+0.50%) due 08/15/2046(6)	15,839	15,809
Series 4621, Class FK 1.31% (1 ML+0.50%) due 10/15/2046(6)	70,071	69,915
Series 4623, Class MF 1.31% (1 ML+0.50%) due 10/15/2046(6)	42,878	42,787
Federal Home Loan Mtg. Corp. SCRT VRS Series 2016-1, Class M1 3.00% due 09/25/2055*(5)(6)	75,000	71,268
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk VRS Series 2018-SPI2, Class M1 3.81% due 05/25/2048*(5)(6)	166,357	166,008

		5,598,765

Federal National Mtg. Assoc. — 4.2%
2.50% due 11/01/2031	169,521	178,163
2.50% due 01/01/2032	331,559	347,023
2.50% due 02/01/2032	278,382	292,567
2.50% due 05/01/2032	629,978	664,225
3.00% due 01/01/2031	12,907	13,644
3.00% due 10/01/2032	954,287	1,016,084
3.00% due 12/01/2032	316,833	334,888
3.00% due 11/01/2033	326,509	347,413
3.00% due 02/01/2035	126,164	134,633
3.00% due 11/01/2036	251,080	267,951
3.00% due 12/01/2036	81,805	87,739
3.00% due 10/01/2037	714,512	758,004
3.00% due 02/01/2043	353,243	377,254
3.00% due 04/01/2043	1,340,810	1,435,260
3.00% due 05/01/2043	144,466	154,479
3.00% due 07/01/2043	29,279	31,378
3.00% due 08/01/2043	23,321	24,918
3.00% due 09/01/2043	107,306	115,759
3.00% due 01/01/2044	654,458	699,145
3.00% due 09/01/2046	1,022,538	1,087,435
3.00% due 10/01/2046	519,541	556,339
3.00% due 11/01/2046	3,436,442	3,676,260
3.00% due 12/01/2046	944,930	1,014,575
3.00% due 01/01/2047	1,386,679	1,467,034
3.00% due 06/01/2047	174,497	188,109
3.00% due 08/01/2047	804,966	864,079
3.00% due 11/01/2047	1,396,925	1,494,404
3.00% due 09/01/2048	881,865	934,646
3.00% due 08/01/2049	165,427	178,351
3.00% due 10/01/2049	359,668	379,913
3.00% due 11/01/2049	404,369	427,131
3.00% due 01/01/2050	687,019	725,691
3.50% due 11/01/2031	568,527	601,340
3.50% due 11/01/2032	210,863	225,647
3.50% due 02/01/2035	22,462	24,136

3.50% due 06/01/2038	207,590	221,098
3.50% due 10/01/2041	28,314	30,557
3.50% due 07/01/2042	83,572	90,199
3.50% due 09/01/2042	82,181	87,724
3.50% due 10/01/2042	80,403	85,833
3.50% due 07/01/2043	18,065	19,777
3.50% due 08/01/2043	430,506	459,611
3.50% due 01/01/2044	1,135,751	1,212,233
3.50% due 07/01/2044	331,206	357,364
3.50% due 04/01/2045	342,968	368,686
3.50% due 06/01/2045	185,272	200,444
3.50% due 08/01/2045	640,491	688,733
3.50% due 11/01/2045	361,676	388,629
3.50% due 12/01/2045	551,485	593,379
3.50% due 01/01/2046	993,679	1,068,312
3.50% due 03/01/2046	2,253,066	2,421,142
3.50% due 04/01/2046	720,722	770,932
3.50% due 06/01/2046	1,333,885	1,447,826
3.50% due 09/01/2046	884,364	948,288
3.50% due 10/01/2046	420,332	448,085
3.50% due 02/01/2047	236,076	250,861
3.50% due 03/01/2047	310,080	330,306
3.50% due 05/01/2047	1,005,139	1,072,594
3.50% due 08/01/2047	520,683	562,976
3.50% due 12/01/2047	17,054	18,126
3.50% due 01/01/2048	570,545	613,340
3.50% due 04/01/2048	691,550	736,522
3.50% due 08/01/2049	71,787	75,791
3.50% due 10/01/2049	729,002	769,651
4.00% due 12/01/2040	14,306	15,647
4.00% due 02/01/2041	587,598	643,007
4.00% due 07/01/2044	799,079	872,169
4.00% due 06/01/2045	407,870	443,895
4.00% due 07/01/2045	627,096	682,158
4.00% due 09/01/2045	515,798	562,280
4.00% due 10/01/2045	265,750	289,086
4.00% due 11/01/2045	20,101	21,854
4.00% due 12/01/2045	431,919	482,456
4.00% due 03/01/2046	137,069	149,074
4.00% due 09/01/2046	20,461	22,233
4.00% due 01/01/2047	153,107	164,150
4.00% due 02/01/2047	389,202	420,542
4.00% due 03/01/2047	1,201,908	1,292,775
4.00% due 04/01/2047	1,212,938	1,300,213
4.00% due 05/01/2047	570,640	611,442
4.00% due 08/01/2047	3,086,416	3,327,009
4.00% due 10/01/2048	396,432	426,417
4.00% due 11/01/2049	368,564	392,593
4.00% due 01/01/2050	1,817,001	1,935,466
4.50% due 07/01/2040	174,257	193,501
4.50% due 01/01/2044	147,874	164,160
4.50% due 03/01/2046	1,072,087	1,189,976
4.50% due 09/01/2046	272,494	302,003
4.50% due 11/01/2046	1,315,000	1,458,539
4.50% due 08/01/2048	137,637	148,795
4.50% due 09/01/2048	413,423	445,632
4.50% due 11/01/2048	441,425	476,646
4.50% due 12/01/2048	254,464	274,330
4.50% due 01/01/2049	1,305,580	1,407,357
4.50% due 05/01/2049	1,016,041	1,100,154
4.50% due 01/01/2050	111,059	119,736
5.00% due 10/01/2033	14,008	15,993
5.00% due 07/01/2035	1,046,634	1,194,876
5.00% due 05/01/2040	88,181	100,811
5.00% due 06/01/2040	96,846	110,003
5.50% due 10/01/2035	14,434	16,499
5.50% due 05/01/2036	45,206	51,676
5.50% due 08/01/2037	1,087,223	1,242,564
5.50% due 05/01/2044	1,021,724	1,167,473
5.50% due 01/01/2047	435,666	497,618
6.00% due 09/01/2037	64,248	74,163
6.00% due 07/01/2041	499,395	576,182
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2018-C03, Class 1M1 1.17% (1 ML+0.68%) due 10/25/2030(6)	40,313	40,231
1.24% (1 ML+0.75%) due 01/25/2040*(6)	220,762	215,697

		64,103,717

Government National Mtg. Assoc. — 1.9%
2.50% due 04/20/2050	445,000	457,533
3.00% due 11/15/2042	206,682	222,086
3.00% due 03/20/2045	801,375	857,075
3.00% due 08/20/2046	1,637,658	1,749,390
3.00% due 09/20/2046	431,154	460,741
3.00% due 10/20/2046	82,521	88,134
3.00% due 11/20/2046	559,523	596,326
3.00% due 09/20/2049	743,300	771,079
3.00% due 10/20/2049	989,574	1,027,004
3.00% due 01/20/2050	744,185	771,352
3.00% due 04/20/2050	1,325,000	1,373,372
3.50% due 07/20/2042	429,881	470,771
3.50% due 08/20/2042	555,589	608,438
3.50% due 05/20/2043	686,750	752,082
3.50% due 10/20/2044	11,214	12,139
3.50% due 05/20/2045	12,574	13,597
3.50% due 12/20/2045	328,478	353,593
3.50% due 04/20/2046	508,133	547,557
3.50% due 05/20/2046	405,332	436,047
3.50% due 06/20/2046	192,187	206,445
3.50% due 07/20/2046	82,044	88,071
3.50% due 04/20/2047	932,575	989,658
3.50% due 02/20/2048	2,521,171	2,722,218
3.50% due 04/20/2048	105,088	113,913
3.50% due 01/20/2049	187,367	199,518
4.00% due 09/20/2045	309,574	336,472
4.00% due 05/20/2046	84,415	91,215
4.00% due 05/20/2047	1,476,898	1,600,988
4.00% due 07/20/2047	1,022,765	1,099,646
4.00% due 08/20/2047	346,336	371,662
4.00% due 11/20/2047	412,422	442,284
4.00% due 03/20/2048	355,410	380,997
4.00% due 09/20/2049	1,318,059	1,401,237
4.50% due 04/20/2041	12,787	14,070
4.50% due 07/20/2045	133,045	146,044
4.50% due 09/15/2045	74,228	81,953

4.50% due 12/20/2045	498,418	547,237
4.50% due 01/20/2046	80,806	88,700
4.50% due 07/20/2047	179,614	195,881
4.50% due 08/20/2047	1,158,556	1,262,848
4.50% due 09/20/2047	321,318	351,132
4.50% due 06/20/2048	114,467	123,519
5.00% due 08/20/2042	63,094	70,735
5.00% due 07/20/2047	485,537	533,026
5.00% due 08/20/2047	79,931	87,762
5.00% due 09/20/2047	546,254	595,335
5.00% due 10/20/2047	26,511	28,924
5.00% due 11/20/2047	165,432	181,598
5.00% due 12/20/2047	576,729	632,943
5.00% due 01/20/2048	735,740	804,895
5.00% due 02/20/2048	125,801	137,809
5.00% due 05/20/2048	293,995	321,389
5.00% due 06/20/2048	250,336	274,685
5.00% due 07/20/2048	43,863	48,540
5.00% due 08/20/2048	88,758	96,812
5.00% due 06/20/2049	421,743	454,701
5.50% due 12/20/2048	324,428	350,865
5.50% due 01/20/2049	54,406	58,966
5.50% due 03/20/2049	206,584	223,383
Government National Mtg. Assoc. REMIC Series 2018-8, Class DA 3.00% due 11/20/2047(6)	138,049	145,043
Government National Mtg. Assoc. REMIC FRS Series 2018 -122, Class FE 1.02% (1 ML+0.30%) due 09/20/2048(6)	221,426	220,041

		29,691,476

Uniform Mtg. Backed Securities — 0.4%
3.00% due May 30 TBA	135,000	142,514
3.50% due May 30 TBA	785,000	829,471
4.00% due May 30 TBA	2,625,000	2,792,546
4.50% due June 30 TBA	1,000,000	1,070,078
4.50% due June 30 TBA	1,825,000	1,967,293

		6,801,902

Total U.S. Government Agencies (cost $102,362,324)		106,195,860

U.S. GOVERNMENT TREASURIES — 4.8%
United States Treasury Bonds — 2.5%
2.00% due 02/15/2050	2,720,000	3,208,431
3.00% due 02/15/2048	3,400,000	4,773,016
3.13% due 11/15/2041(13)	5,090,000	6,996,762
4.50% due 05/15/2038(13)	4,210,000	6,714,785
4.75% due 02/15/2037	50,000	80,650
0.25% due 02/15/2050 TIPS(8)	402	454
1.00% due 02/15/2049 TIPS (8)	13,157	17,586
2.25% due 08/15/2049	800,000	989,625
2.50% due 02/15/2046	1,545,000	1,960,702
2.75% due 08/15/2047	340,000	455,361
2.88% due 11/15/2046	1,875,000	2,555,420
3.00% due 11/15/2045	1,025,000	1,414,420
3.00% due 05/15/2047	3,535,000	4,940,024
3.00% due 08/15/2048	1,155,000	1,628,956
3.13% due 02/15/2043	1,655,000	2,280,797

		38,016,989

United States Treasury Notes — 2.3%
0.38% due 03/31/2022	3,670,000	3,682,616
0.50% due 03/31/2025	5,450,000	5,490,236
1.13% due 02/28/2025	5,900,000	6,123,555
1.50% due 10/31/2024	620,000	652,138
1.50% due 11/30/2024(13)	7,090,000	7,467,487
2.75% due 02/15/2024	1,680,000	1,834,809
3.13% due 05/15/2021	370,000	381,418
0.13% due 04/15/2021 TIPS (8)	3,601	3,546
0.13% due 01/15/2022 TIPS (8)	10,504	10,410
0.13% due 07/15/2022 TIPS (8)	22,945	22,923
0.13% due 01/15/2023 TIPS (8)	9,749	9,746
0.13% due 10/15/2024 TIPS (8)	60,791	62,190
0.13% due 04/15/2025 TIPS (8)	4,807	4,929
0.13% due 01/15/2030 TIPS (8)	13,069	13,825
0.25% due 07/15/2029 TIPS (8)	19,010	20,289
0.38% due 07/15/2027 TIPS (8)	14,275	15,137
0.50% due 03/15/2023	5,100,000	5,137,652
0.63% due 07/15/2021 TIPS (8)	51,528	51,453
0.63% due 01/15/2026 TIPS (8)	2,830	2,986
1.50% due 02/15/2030	4,775,000	5,171,549

		36,158,894

Total U.S. Government Treasuries (cost $66,221,232)		74,175,883

MUNICIPAL BONDS & NOTES — 0.7%
Bay Area Toll Authority Revenue Bonds 6.91% due 10/01/2050	600,000	1,006,656
California State Public Works Board Revenue Bonds 7.80% due 03/01/2035	300,000	431,160
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	500,000	636,525
Detroit City School District General Obligation Bonds 6.65% due 05/01/2029	295,000	385,892
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 2.64% due 07/01/2021	50,000	50,768

Grand Parkway Transportation Corp. Revenue Bonds 3.24% due 10/01/2052	390,000	391,427
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds 5.72% due 12/01/2038	375,000	504,371
Miami Dade Co. Water & Sewer System Revenue Bonds Series C 3.49% due 10/01/2042	455,000	471,953
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	1,080,000	1,465,819
New York State Dormitory Authority Revenue Bonds Series B 3.88% due 07/01/2046	200,000	207,560
Northern California Power Agency Revenue Bonds 7.31% due 06/01/2040	300,000	441,630
San Jose Redevelopment Agency Successor Agency Tax Allocation Series A-T 3.38% due 08/01/2034	285,000	289,235
South Carolina Public Service Authority Revenue Bonds Series D 2.39% due 12/01/2023	80,000	81,457
State of California General Obligation Bonds 7.63% due 03/01/2040	620,000	1,032,753
State of California General Obligation Bonds 7.50% due 04/01/2034	300,000	470,931
State of Wisconsin Revenue Bonds 3.95% due 05/01/2036	850,000	921,647
Texas A&M University Revenue Bonds Series B 3.33% due 05/15/2039	1,100,000	1,183,094
Western Minnesota Municipal Power Agency Revenue Bonds 3.16% due 01/01/2039	770,000	816,716

Total Municipal Bonds & Notes (cost $9,885,803)		10,789,594

FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Regional Authority — 0.1%
Province of Alberta, Canada Senior Notes 3.30% due 03/15/2028	555,000	638,278
Province of Manitoba, Canada Senior Notes 3.05% due 05/14/2024	150,000	163,071
Province of Quebec, Canada Senior Notes 3.50% due 07/29/2020	1,100,000	1,107,359

		1,908,708

Sovereign — 0.1%
Government of Bermuda Senior Notes 4.85% due 02/06/2024*	296,000	310,060
Republic of Indonesia Senior Notes 4.88% due 05/05/2021	200,000	203,790
Republic of Poland Senior Notes 3.25% due 04/06/2026	110,000	119,614
State of Qatar Senior Notes 3.75% due 04/16/2030*	200,000	218,352

		851,816

Total Foreign Government Obligations (cost $2,636,934)		2,760,524

LOANS (10)(11)(12) — 0.2%
Auto/Truck Parts & Equipment-Original — 0.1%
Panther BF Aggregator 2 LP FRS BTL-B 3.90% (1 ML +3.50%) due 04/30/2026	612,112	551,666

Cosmetics & Toiletries — 0.0%
Coty, Inc. FRS BTL-B 3.17% (3 ML+2.25%) due 04/07/2025	648,350	528,405

Diagnostic Kits — 0.1%
Ortho-Clinical Diagnostics SA FRS BTL 4.27% (1 ML+3.25%) due 06/30/2025	612,988	543,261

Direct Marketing — 0.0%
Terrier Media Buyer, Inc. FRS BTL-B 5.70% (3 ML +4.25%) due 12/17/2026	403,988	374,025

Insurance Brokers — 0.0%
HUB International, Ltd. FRS BTL-B 5.69% (3ML+4.00%) due 04/25/2025	294,263	282,002

Total Loans (cost $2,564,214)		2,279,359

OPTIONS – PURCHASED(14) — 0.2%
Exchange-Traded Put Options- Purchased (cost $16,079,556)	2,396	2,575,700

Total Long-Term Investment Securities (cost $1,303,624,630)		1,359,617,246

SHORT-TERM INVESTMENT SECURITIES — 10.3%
Registered Investment Companies — 10.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.22%(9) (cost $158,172,311)	158,172,311	158,172,311

TOTAL INVESTMENTS (cost $1,461,796,941)	99.2%	1,517,789,557
Other assets less liabilities	0.8	12,866,611

NET ASSETS	100.0%	$1,530,656,168

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2020, the aggregate value of these securities was $103,903,491 representing 6.8% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2020, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd.
Class C	6/8/2018	57,396	$321,992	$402,920	$7.02	0.03%
Venture Global LNG, Inc.
Series C	10/16/2017	3	11,313	11,544	3,848.00	0.00%
Convertible Preferred Securities
Farmers Business Network, Inc.
Series C	11/3/2017	563	10,395	9,711	17.25	0.00%

				$424,175		0.03%

(3)	Collateralized Loan Obligation
(4)	Commercial Mortgage Backed Security
(5)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(6)	Collateralized Mortgage Obligation
(7)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(8)	Principal amount of security is adjusted for inflation.
(9)	The rate shown is the 7-day yield as of April 30, 2020.
(10)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(11)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund/Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(12)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(13)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(14)	Purchased Options.

Exchanged Traded Put Options — Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*.	Premiums Paid	Value at 4/30/2020	Unrealized Appreciation (Depreciation)
S&P 500 Index	September 2020	$1,650	2,396	$697,818,228	$16,079,556	$2,575,700	$(13,503,856)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

ADR — American Depositary Receipt

BTL — Bank Term Loan

CDI — Chess Depositary Interest

CLO — Collateralized Loan Obligation

CVR — Contingent Value Rights

Euronext Amsterdam — Euronext Stock Exchange, Amsterdam

NASDAG — National Association of Securities Dealers Automated Quotations

REMIC — Real Estate Mortgage Investment Conduit

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SCRT — Structured Credit Risk Transfer

SDR — Swedish Depositary Receipt

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount andmaturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at April 30, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML – 1 Month USD LIBOR

3 ML – 3 Month USD LIBOR

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
107	Long	U.S. Treasury Long Bonds	June 2020	$18,965,956	$19,370,344	$404,388
576	Long	U.S. Treasury 2 Year Notes	June 2020	126,851,424	126,967,500	116,076
709	Long	U.S. Treasury 5 Year Notes	June 2020	88,135,460	88,968,422	832,962
204	Long	U.S. Treasury 10 Year Notes	June 2020	27,882,555	28,368,750	486,195
117	Long	U.S. Ultra Bond	June 2020	25,145,394	26,299,406	1,154,012

						$2,993,633

						Unrealized (Depreciation)
653	Short	MSCI EAFE Index	June 2020	$47,957,337	$53,490,495	$(5,533,158)
363	Short	S&P 500 E-mini Index	June 2020	45,559,078	52,678,560	(7,119,482)

						$(12,652,640)

		Net Unrealized Appreciation (Depreciation)				$(9,659,007)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total

ASSETS:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$—	$—		$402,920	$402,920
Gold Mining	2,276,366	805,580	#	—	3,081,946
Oil Companies-Exploration & Production	4,196,608	81,068	**	11,544	4,289,220
Other Industries	659,420,500	259,578,771	**	—	918,999,271
Convertible Preferred Securities:
E-Commerce/Services	—	—		9,711	9,711
Other Industries	1,998,077	79,934		—	2,078,011
Preferred Securities	824,682	—		—	824,682
Asset Backed Securities	—	34,573,288		—	34,573,288
U.S. Corporate Bonds & Notes	—	140,954,855		—	140,954,855
Foreign Corporate Bonds & Notes	—	55,626,422		—	55,626,422
U.S. Government Agencies	—	106,195,860		—	106,195,860
U.S. Government Treasuries	—	74,175,883		—	74,175,883
Municipal Bonds & Notes	—	10,789,594		—	10,789,594
Foreign Government Obligations	—	2,760,524		—	2,760,524
Loans	—	2,279,359		—	2,279,359
Options-Purchased	2,575,700	—		—	2,575,700
Short-Term Investment Securities	158,172,311	—		—	158,172,311

Total Investments at Value	$829,464,244	$687,901,138		$424,175	$1,517,789,557

Other Financial Instruments:†
Futures Contracts	$2,993,633	$—		$—	$2,993,633

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$12,652,640	$—		$—	$12,652,640

#	Amount includes $653,378 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and at the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Templeton Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 96.4%
Canada — 3.8%
Barrick Gold Corp.	463,400	$11,918,648
Wheaton Precious Metals Corp.	313,400	11,908,277

		23,826,925

Cayman Islands — 4.0%
CK Asset Holdings, Ltd.	2,361,284	14,598,939
CK Hutchison Holdings, Ltd.	1,461,284	10,596,667

		25,195,606

China — 1.9%
China Telecom Corp., Ltd.	20,069,883	6,874,496
Sinopharm Group Co., Ltd.	1,994,000	5,375,412

		12,249,908

Denmark — 0.7%
AP Moller—Maersk A/S, Series B	4,467	4,450,271

France — 9.1%
Air Liquide SA	47,553	6,055,888
Cie Generale des Etablissements Michelin SCA	128,249	12,535,782
Sanofi	208,042	20,353,504
TOTAL SA	234,573	8,458,077
Veolia Environnement SA	477,889	10,215,145

		57,618,396

Germany — 15.5%
adidas AG	13,426	3,073,188
Bayer AG	272,542	18,036,238
Covestro AG*	185,304	6,250,628
Deutsche Telekom AG	1,386,391	20,254,009
E.ON SE	2,020,439	20,222,207
Fresenius Medical Care AG & Co. KGaA	202,193	15,845,459
Infineon Technologies AG	205,013	3,809,347
Siemens AG	111,892	10,393,501

		97,884,577

Hong Kong — 4.1%
AIA Group, Ltd.	1,167,600	10,628,023
Sun Hung Kai Properties, Ltd.	641,500	8,680,413
Swire Pacific, Ltd., Class A	989,500	6,358,663

		25,667,099

Italy — 0.8%
Eni SpA	547,648	5,204,406

Japan — 29.2%
East Japan Railway Co.	163,500	11,929,254
Honda Motor Co., Ltd.	274,600	6,629,834
Isuzu Motors, Ltd.	1,093,100	8,339,559
KDDI Corp.	369,400	10,644,415
Kirin Holdings Co., Ltd.	768,300	14,802,596
Komatsu, Ltd.	522,800	9,966,922
Kyocera Corp.	210,700	11,261,961
Matsumotokiyoshi Holdings Co., Ltd.	304,700	10,546,609
Mitsubishi Electric Corp.	1,108,100	13,718,380
Mitsui Fudosan Co., Ltd.	828,700	15,300,703
Seven & i Holdings Co., Ltd.	358,100	11,798,642
Sony Corp.	175,700	11,272,066
Sumitomo Metal Mining Co., Ltd.	405,400	10,181,425
Sumitomo Mitsui Financial Group, Inc.	409,700	10,789,761
Suntory Beverage & Food, Ltd.	187,300	7,037,273
Takeda Pharmaceutical Co., Ltd.	549,602	19,735,004

		183,954,404

Netherlands — 2.3%
ING Groep NV	534,164	2,936,586
NXP Semiconductors NV	117,800	11,729,346

		14,665,932

Norway — 2.9%
Equinor ASA	526,944	7,396,986
Yara International ASA	310,814	10,619,200

		18,016,186

Singapore — 0.8%
Singapore Telecommunications, Ltd.	2,293,100	4,522,914
Singapore Telecommunications, Ltd.	151,200	300,877

		4,823,791

South Korea — 4.2%
KB Financial Group, Inc. ADR	284,536	8,006,843
Samsung Electronics Co., Ltd. GDR*	17,513	18,266,059

		26,272,902

Spain — 0.3%
Amadeus IT Group SA	44,561	2,147,196

Switzerland — 5.1%
Novartis AG	180,493	15,397,149
Roche Holding AG	47,451	16,504,812

		31,901,961

Taiwan — 3.4%
Catcher Technology Co., Ltd.	1,309,000	9,874,875
Taiwan Semiconductor Manufacturing Co., Ltd.	1,120,000	11,255,404

		21,130,279

Thailand — 0.4%
Bangkok Bank PCL	823,100	2,618,142

United Kingdom — 6.8%
BAE Systems PLC	1,816,885	11,647,247
BP PLC	1,342,203	5,299,902
Johnson Matthey PLC	271,918	6,832,559
Standard Chartered PLC	1,750,204	8,994,307
Vodafone Group PLC	7,253,800	10,257,175

		43,031,190

United States — 1.1%
Yum China Holdings, Inc.	138,500	6,711,710

Total Long-Term Investment Securities (cost $644,506,370)		607,370,881

REPURCHASE AGREEMENTS — 2.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 04/30/2020, to be repurchased 05/01/2020 in the amount of $18,274,000 and collateralized by $17,780,000 of United States Treasury Notes, bearing interest at 2.13%, due 05/15/2022 and having an approximate value of $18,642,134 (cost $18,274,000)	$18,274,000	18,274,000

TOTAL INVESTMENTS (cost $662,780,370)	99.3%	625,644,881
Other assets less liabilities	0.7	4,545,946

NET ASSETS	100.0%	$630,190,827

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2020, the aggregate value of these securities was $24,516,687 representing 3.9% of net assets.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

GDR — Global Depositary Receipt

See Notes to Portfolio of Investments

Industry Allocation*
Medical-Drugs	14.3%
Real Estate Operations & Development	6.1
Telephone-Integrated	4.9
Oil Companies-Integrated	4.1
Semiconductor Components-Integrated Circuits	3.6
Electronic Components-Semiconductors	3.5
Electric-Distribution	3.2
Repurchase Agreements	2.9
Diversified Operations	2.7
Dialysis Centers	2.5
Brewery	2.3
Banks-Commercial	2.3
Machinery-Electrical	2.2
Chemicals-Diversified	2.1
Rubber-Tires	2.0
Transport-Rail	1.9
Gold Mining	1.9
Precious Metals	1.9
Food-Retail	1.9
Aerospace/Defense	1.9
Audio/Video Products	1.8
Electronic Components-Misc.	1.8
Diversified Banking Institutions	1.7
Insurance-Life/Health	1.7
Agricultural Chemicals	1.7
Retail-Drug Store	1.7
Diversified Manufacturing Operations	1.6
Cellular Telecom	1.6
Water	1.6
Diversified Minerals	1.6
Machinery-Construction & Mining	1.6
Metal Processors & Fabrication	1.6
Auto-Heavy Duty Trucks	1.3
Diversified Financial Services	1.3
Beverages-Non-alcoholic	1.1
Internet Connectivity Services	1.1
Retail-Restaurants	1.1
Auto-Cars/Light Trucks	1.1
Industrial Gases	1.0
Medical-Wholesale Drug Distribution	0.8
Telecom Services	0.8
Transport-Marine	0.7
Athletic Footwear	0.5
Commercial Services	0.3

99.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$68,540,883	$538,829,998	**	$—	$607,370,881
Repurchase Agreements	—	18,274,000		—	18,274,000

Total Investments at Value	$68,540,883	$557,103,998		$—	$625,644,881

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA VCP Dynamic Allocation Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 79.5%
Domestic Equity Investment Companies — 46.5%
Anchor Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	5,646,398	$250,304,836
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	9,353,145	150,492,096
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	15,014,290	212,902,625
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	24,082,906	314,763,578
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	5,187,206	93,317,841
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	8,202,031	105,232,059
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	6,514,173	66,444,567
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	13,882,740	316,387,641
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	7,231,008	366,539,814
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	3,204,516	37,460,796
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	5,046,037	71,300,501
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	4,628,743	66,052,159
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	12,919,338	103,354,705
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	6,680,570	108,960,095
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	11,764,330	354,341,613
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	5,083,943	98,170,946
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	8,510,682	155,575,276
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	43,755,914	1,034,827,368
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	8,098,575	121,235,667
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	14,555,029	245,979,989
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	26,253,449	349,695,936
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	14,118,826	302,990,007
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	7,004,411	66,752,041
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	6,959,966	65,354,085
SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio, Class 1	2,112,235	47,820,998

Total Domestic Equity Investment Companies (cost $5,040,617,105)		5,106,257,239

Domestic Fixed Income Investment Companies — 23.5%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	34,272,217	555,552,642
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	48,165,023	593,874,734
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	16,856,087	166,875,257
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	7,067,822	75,413,663
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	17,981,221	239,330,054
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	14,626,678	166,597,858
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	11,319,252	122,247,920
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	65,688,945	620,103,640
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	8,809,327	44,399,006

Total Domestic Fixed Income Investment Companies (cost $2,471,257,016)		2,584,394,774

International Equity Investment Companies — 9.2%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	21,334,870	155,957,897
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1†	2,587,812	32,062,993
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	12,751,528	188,085,044
SunAmerica Series Trust SA International Index Portfolio, Class 1	11,697,691	112,063,879
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	4,237,504	29,747,276
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	10,329,756	163,416,733
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	20,806,781	184,764,211
SunAmerica Series Trust SA Templeton Foreign Value Portfolio, Class 1	12,104,747	142,472,869

Total International Equity Investment Companies (cost $1,121,392,055)		1,008,570,902

International Fixed Income Investment Companies — 0.3%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1† (cost $33,847,919)	3,084,037	35,466,421

Total Affiliated Registered Investment Companies (cost $8,667,114,095)		8,734,689,336

U.S. GOVERNMENT TREASURIES — 17.2%
United States Treasury Bonds — 0.4%

6.13% due 11/15/2027	$17,066,000	$24,187,055
6.38% due 08/15/2027	16,086,000	22,871,025

		47,058,080

United States Treasury Notes — 16.8%
1.50% due 02/15/2030	23,809,000	25,786,263
1.63% due 08/15/2029	159,561,700	174,339,856
1.75% due 11/15/2029	153,798,300	170,061,269
2.25% due 08/15/2027(1)	186,966,600	210,118,323
2.25% due 11/15/2027	193,200,700	217,758,321
2.38% due 05/15/2029	294,412,500	340,437,453
2.38% due 05/15/2027	37,076,100	41,865,579
2.63% due 02/15/2029	143,622,500	168,661,064
2.75% due 02/15/2028(1)	108,718,900	126,976,031
2.88% due 05/15/2028	154,664,500	182,800,147
3.13% due 11/15/2028	155,906,100	188,963,065

		1,847,767,371

Total U.S. Government Treasuries (cost $1,681,343,241)		1,894,825,451

OPTIONS - PURCHASED — 0.7%
Over the Counter Put Options - Purchased(3) (cost $152,152,241)	1,550,000	79,293,243

Total Long-Term Investment Securities (cost $10,500,609,577)		10,708,808,030

SHORT-TERM INVESTMENT SECURITIES — 3.0%
Registered Investment Companies — 3.0%
AllianceBernstein Government STIF Portfolio, Class AB 0.50%(2) (cost $323,957,537)	323,957,537	323,957,537

TOTAL INVESTMENTS (cost $10,824,567,114)	100.4%	11,032,765,567
Liabilities in excess of other assets	(0.4)	(46,822,048)

NET ASSETS	100.0%	$10,985,943,519

†	Non-income producing security
@

The SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2

STIF	— Short Term Index Fund

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of April 30, 2020.
(3)	Purchased Options:

Over the Counter Put Options - Purchased

Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at April 30, 2020	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	CitiBank N.A.	September 2020	$1,850	410,000	$1,194,096,300	$36,490,000	$7,787,889	$(28,702,111)
S&P 500 Index	UBS AG	September 2020	1,850	60,000	174,745,800	12,121,476	1,139,691	(10,981,785)
S&P 500 Index	UBS AG	September 2020	1,850	80,000	232,994,400	10,911,800	1,519,588	(9,392,212)
S&P 500 Index	CitiBank N.A.	October 2020	2,100	250,000	728,107,500	19,310,800	12,223,879	(7,086,921)
S&P 500 Index	UBS AG	October 2020	2,100	40,000	116,497,200	3,008,000	1,955,820	(1,052,180)
S&P 500 Index	Goldman Sachs International	October 2020	2,300	470,000	1,368,842,100	44,140,050	36,187,601	(7,952,449)
S&P 500 Index	UBS AG	October 2020	2,300	190,000	553,361,700	21,392,746	14,629,030	(6,763,716)
S&P 500 Index	CitiBank N.A.	October 2020	2,300	30,000	87,372,900	3,416,769	2,309,847	(1,106,922)
S&P 500 Index	UBS AG	October 2020	2,300	20,000	58,248,600	1,360,600	1,539,898	179,298

						$152,152,241	$79,293,243	$(72,858,998)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
7,100	Short	S&P 500 E-Mini Index	June 2020	$998,756,629	$1,030,352,000	$(31,595,371)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$8,734,689,336	$—	$—	$8,734,689,336
U.S. Government Treasuries	—	1,894,825,451	—	1,894,825,451
Options-Purchased	—	79,293,243	—	79,293,243
Short-Term Investment securities	323,957,537	—	—	323,957,537

Total Investments at Value	$9,058,646,873	$1,974,118,694	$—	$11,032,765,567

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$31,595,371	$—	$—	$31,595,371

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA VCP Dynamic Strategy Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 80.6%
Domestic Equity Investment Companies — 54.8%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	3,872,352	$62,306,143
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	11,490,774	162,939,170
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	17,966,498	234,822,129
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	3,874,268	69,698,076
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	3,501,770	44,927,707
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	8,237,207	84,019,508
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	3,797,363	192,488,335
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	6,662,644	71,690,049
SunAmerica Series Trust SA Dogs of Wall Street Portfolio, Class 1	12,148,520	147,118,583
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	2,041,232	23,862,002
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	2,037,243	28,786,238
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	3,130,794	44,676,424
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	2,794,858	22,358,862
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	8,869,780	144,666,111
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	6,914,516	208,265,208
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	3,225,346	62,281,427
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	4,309,456	78,776,861
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	20,715,200	489,914,492
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	6,720,469	100,605,427
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	10,766,054	181,946,306
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	10,871,665	144,810,576
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	10,976,685	235,559,668
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,862,559	36,810,191
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	11,785,903	238,664,534
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	3,736,036	35,081,374

Total Domestic Equity Investment Companies (cost $3,152,568,460)		3,147,075,401

Domestic Fixed Income Investment Companies — 15.8%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	11,550,496	187,233,533
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	13,737,924	169,388,603
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	6,054,488	59,939,428
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	2,993,107	31,936,455
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	6,161,275	82,006,571
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	6,465,083	73,637,295
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	5,583,690	60,303,850
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	23,714,060	223,860,730
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	3,201,619	16,136,160

Total Domestic Fixed Income Investment Companies (cost $863,201,471)		904,442,625

International Equity Investment Companies — 9.5%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	10,403,236	76,047,656
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1†	1,819,212	22,540,035
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	4,659,664	68,730,037
SunAmerica Series Trust SA International Index Portfolio, Class 1	6,154,695	58,961,982
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	1,947,852	13,673,919
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	5,083,921	80,427,636
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	3,970,269	35,255,989
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	9,851,394	76,840,875
SunAmerica Series Trust SA Templeton Foreign Value Portfolio, Class 1	9,422,717	110,905,379

Total International Equity Investment Companies (cost $617,591,371)		543,383,508

International Fixed Income Investment Companies — 0.5%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1† (cost $26,939,828)	2,381,433	27,386,480

Total Affiliated Registered Investment Companies (cost $4,660,301,130)		4,622,288,014

U.S. GOVERNMENT TREASURIES — 17.1%
United States Treasury Bonds — 0.4%
6.13% due 11/15/2027	$9,218,000	13,064,355
6.38% due 08/15/2027	7,455,200	10,599,780

		23,664,135

United States Treasury Notes — 16.7%
United States Treasury Notes
1.50% due 02/15/2030	12,973,000	14,050,367
1.63% due 08/15/2029(1)	81,320,300	88,851,958
1.75% due 11/15/2029	71,967,000	79,576,948
2.25% due 08/15/2027	92,692,500	104,170,438
2.25% due 11/15/2027	102,597,500	115,638,605
2.38% due 05/15/2027	13,734,700	15,508,944
2.38% due 05/15/2029	161,736,600	187,020,579
2.63% due 02/15/2029	74,919,300	87,980,426
2.75% due 02/15/2028(1)	76,770,800	89,662,897
2.88% due 05/15/2028	60,090,700	71,022,043
3.13% due 11/15/2028	83,073,500	100,687,678

		954,170,883

Total U.S. Government Treasuries (cost $867,575,346)		977,835,018

OPTIONS - PURCHASED — 0.7%
Over the Counter Put Options – Purchased(2) (cost $79,476,842)	810,000	42,209,952

Total Long-Term Investment Securities (cost $5,607,353,318)		5,642,332,984

SHORT-TERM INVESTMENT SECURITIES — 2.0%
Registered Investment Companies — 2.0%
AllianceBernstein Government STIF Portfolio, Class AB 0.50%(3) (cost $114,122,118)	114,122,118	114,122,118

TOTAL INVESTMENTS (cost $5,721,475,436)	100.4%	5,756,455,102
Liabilities in excess of other assets	(0.4)	(20,667,472)

NET ASSETS	100.0%	$5,735,787,630

@

The SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2

STIF — Short Term Index Fund

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	Options — Purchased

Over the Counter Put Options - Purchased

Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
S&P 500 Index	CitiBank N.A.	September 2020	$1,850	200,000	$582,486,000	$17,800,000	$3,798,970	$(14,001,030)
S&P 500 Index	CitiBank N.A.	October 2020	2,100	120,000	349,491,600	9,269,184	5,867,462	(3,401,722)
S&P 500 Index	CitiBank N.A.	October 2020	2,300	20,000	58,248,600	2,277,846	1,539,898	(737,948)
S&P 500 Index	Goldman Sachs International	October 2020	2,300	240,000	698,983,200	22,539,600	18,478,775	(4,060,825)
S&P 500 Index	UBS AG	September 2020	1,850	30,000	87,372,900	6,060,738	569,846	(5,490,892)
S&P 500 Index	UBS AG	September 2020	1,850	40,000	116,497,200	5,455,900	759,794	(4,696,106)
S&P 500 Index	UBS AG	October 2020	2,100	40,000	116,497,200	3,008,000	1,955,821	(1,052,179)
S&P 500 Index	UBS AG	October 2020	2,300	110,000	320,367,300	12,385,273	8,469,437	(3,915,836)
S&P 500 Index	UBS AG	October 2020	2,300	10,000	29,124,300	680,300	769,949	89,649

						$79,476,841	$42,209,952	$(37,266,889)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.
(3)	The rate shown is the 7-day yield as of April 30, 2020.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
7,200	Short	S&P 500 E-Mini Index	June 2020	$1,000,173,725	$1,044,864,000	$(44,690,275)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$4,622,288,014	$—	$—	$4,622,288,014
U.S. Government Treasuries	—	977,835,018	—	977,835,018
Options - Purchased	—	42,209,952	—	42,209,952
Short-Term Investment Securities	114,122,118	—	—	114,122,118

Total Investments at Value	$4,736,410,132	$1,020,044,970	$—	$5,756,455,102

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$44,690,275	$—	$—	$44,690,275

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA VCP Index Allocation Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 81.0%
Domestic Equity Investment Companies — 47.4%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	6,256,319	$147,961,935
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,394,300	22,817,682
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	1,577,592	14,813,592

Total Domestic Equity Investment Companies (cost $186,684,324)		185,593,209

Domestic Fixed Income Investment Companies — 24.8%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	5,631,043	64,137,583
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	3,031,572	32,740,981

Total Domestic Fixed Income Investment Companies (cost $89,609,528)		96,878,564

International Equity Investment Companies — 8.8%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $37,873,368)	3,611,904	34,602,038

Total Affiliated Registered Investment Companies (cost $314,167,220)		317,073,811

OPTIONS—PURCHASED — 0.2%
Exchange-Traded Put Options-Purchased(1) (cost $4,893,045)	905	972,875

Total Long-Term Investment Securities (cost $319,060,265)		318,046,686

SHORT-TERM INVESTMENT SECURITIES — 18.8%
Registered Investment Companies — 17.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.22%(2)	67,051,994	67,051,994
T. Rowe Price Treasury Reserve Fund 0.36%(2)	1,048	1,048

		67,053,042

U.S. Government Treasuries — 1.7%
United States Treasury Bills 0.00% due 09/17/2020	$351,000	350,848
0.03% due 09/10/2020(3)	3,000,000	2,998,818
0.10% due 02/25/2021(3)	2,537,000	2,533,829
0.54% due 08/20/2020(3)	270,000	269,909
0.88% due 08/20/2020(3)	425,000	424,857

		6,578,261

Total Short-Term Investment Securities (cost $73,631,956)		73,631,303

TOTAL INVESTMENTS (cost $392,692,221)	100.0%	391,677,989
Liabilities in excess of other assets	(0.0)	(91,573)

NET ASSETS	100.0%	$391,586,416

@

The SunAmerica Series Trust SA VCP Index Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our webside, www.aig.com/get prospectus.

#	See Note 2
†	Non-income producing security
(1)	Options — Purchased

Exchange-Traded Put Options—Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
S&P 500 Index	September 2020	$1,650	905	$263,574,915	$4,893,045	$972,875	$(3,920,170)

*	Notional amount is calculated by multplying the number of contracts by the multiplier by the market value of the underlying security or index.
(2)	The rate shown is the 7-day yield as of April 30, 2020.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
133	Long	U.S. Treasury 2 Year Notes	June 2020	$29,310,161	$29,317,148	$6,987
160	Long	U.S. Treasury 5 Year Notes	June 2020	20,038,278	20,077,500	39,222
137	Long	U.S. Treasury 10 Year Notes	June 2020	18,951,749	19,051,562	99,813
38	Long	U.S. Treasury Long Bonds	June 2020	6,850,005	6,879,188	29,183
46	Long	U.S. Treasury Ultra Bonds	June 2020	10,316,460	10,339,938	23,478

						$198,683

						Unrealized (Depreciation)
16	Short	E-Mini Russell 2000 Index	June 2020	$944,684	$1,045,360	$(100,676)
30	Short	MSCI EFSA Market Index	June 2020	2,335,569	2,457,450	(121,881)
10	Short	S&P 400 E-Mini Index	June 2020	1,486,526	1,641,300	(154,774)
30	Short	S&P 500 E-Mini Index	June 2020	4,096,453	4,353,600	(257,147)

						$(634,478)

		Net Unrealized Appreciation (Depreciation)				$(435,795)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$317,073,811	$—	$—	$317,073,811
Options-Purchased	972,875	—	—	972,875
Short-Term Investment Securities:
Registered Investment Companies	67,053,042	—	—	67,053,042
U.S. Government Treasuries	—	6,578,261	—	6,578,261

Total Investments at Value	$385,099,728	$6,578,261	$—	$391,677,989

Other Financial Instruments:†
Futures Contracts	$198,683	$—	$—	$198,683

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$634,478	$—	$—	$634,478

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA WellsCap Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.8%
Aerospace/Defense — 1.1%
Teledyne Technologies, Inc.†	4,620	$1,504,595

Aerospace/Defense-Equipment — 1.2%
HEICO Corp.	18,090	1,584,684

Applications Software — 2.8%
Elastic NV†	26,090	1,673,412
Five9, Inc.†	22,164	2,053,938

		3,727,350

Building & Construction Products-Misc. — 1.3%
Trex Co., Inc.†	18,250	1,737,765

Building & Construction-Misc. — 1.0%
WillScot Corp.†	121,127	1,411,130

Commercial Services-Finance — 6.3%
Avalara, Inc.†	26,300	2,350,431
Clarivate Analytics PLC†	99,690	2,290,876
Euronet Worldwide, Inc.†	12,940	1,187,374
Square, Inc., Class A†	15,940	1,038,332
WEX, Inc.†	11,987	1,586,120

		8,453,133

Computer Data Security — 0.5%
Crowdstrike Holdings, Inc., Class A†	9,530	644,800

Computer Services — 4.0%
EPAM Systems, Inc.†	11,328	2,502,242
Globant SA†	12,940	1,496,770
WNS Holdings, Ltd. ADR†	27,140	1,325,789

		5,324,801

Computer Software — 4.4%
Envestnet, Inc.†	21,410	1,338,553
MongoDB, Inc.†	15,150	2,456,270
Twilio, Inc., Class A†	18,720	2,102,256

		5,897,079

Computers-Integrated Systems — 0.8%
NCR Corp.†	55,020	1,129,010

Consulting Services — 2.1%
Booz Allen Hamilton Holding Corp.	38,610	2,835,518

Data Processing/Management — 2.8%
Broadridge Financial Solutions, Inc.	15,570	1,806,120
Fair Isaac Corp.†	5,570	1,965,876

		3,771,996

Dental Supplies & Equipment — 1.2%
Align Technology, Inc.†	7,580	1,628,563

Diagnostic Kits — 0.7%
Natera, Inc.†	24,019	889,664

Disposable Medical Products — 1.6%
ICU Medical, Inc.†	9,940	2,179,941

Distribution/Wholesale — 2.5%
IAA, Inc.†	44,400	1,713,840
SiteOne Landscape Supply, Inc.†	18,046	1,599,417

		3,313,257

Diversified Manufacturing Operations — 1.3%
Carlisle Cos., Inc.	15,000	1,814,400

Drug Delivery Systems — 3.1%
DexCom, Inc.†	12,550	4,206,760

E-Commerce/Products — 2.1%
Chewy, Inc., Class A†	32,600	1,409,624
Etsy, Inc.†	22,780	1,477,739

		2,887,363

E-Commerce/Services — 3.1%
Match Group, Inc.†	23,510	1,809,330
MercadoLibre, Inc.†	4,138	2,414,564

		4,223,894

Electric Products-Misc. — 1.2%
Novanta, Inc.†	18,875	1,640,049

Electronic Components-Semiconductors — 1.2%
Lattice Semiconductor Corp.†	70,810	1,593,933

Electronics-Military — 1.9%
Mercury Systems, Inc.†	27,930	2,490,239

Enterprise Software/Service — 4.2%
Black Knight, Inc.†	43,190	3,047,918
Veeva Systems, Inc., Class A†	13,730	2,619,684

		5,667,602

Entertainment Software — 1.1%
Take-Two Interactive Software, Inc.†	12,779	1,546,898

Environmental Consulting & Engineering — 1.6%
Tetra Tech, Inc.	27,770	2,090,526

Food-Misc./Diversified — 1.4%
Lamb Weston Holdings, Inc.	29,930	1,836,505

Health Care Cost Containment — 1.4%
HealthEquity, Inc.†	33,292	1,873,341

Internet Application Software — 3.5%
Okta, Inc.†	16,990	2,570,587
Zendesk, Inc.†	28,610	2,199,537

		4,770,124

Lighting Products & Systems — 1.0%
Universal Display Corp.	8,680	1,303,042

Medical Labs & Testing Services — 1.8%
Catalent, Inc.†	35,300	2,440,995

Medical Products — 4.1%
Haemonetics Corp.†	16,360	1,861,441
iRhythm Technologies, Inc.†	22,780	2,406,479
Shockwave Medical, Inc.†	31,050	1,245,726

		5,513,646

Medical-Biomedical/Gene — 7.2%
Bio-Rad Laboratories, Inc., Class A†	4,990	2,196,099
CRISPR Therapeutics AG†	12,835	631,482
Deciphera Pharmaceuticals, Inc.†	14,059	815,141
Exact Sciences Corp.†	37,140	2,933,317
Turning Point Therapeutics, Inc.†	16,558	852,903
Twist Bioscience Corp.†	21,880	715,695
Zai Lab, Ltd. ADR†	20,174	1,265,313
Zymeworks, Inc.†	8,570	313,062

		9,723,012

Medical-Drugs — 0.3%
ORIC Pharmaceuticals, Inc.†	12,872	340,464

Medical-Outpatient/Home Medical — 1.3%
Amedisys, Inc.†	9,830	1,810,293

Non-Hazardous Waste Disposal — 3.1%
Casella Waste Systems, Inc., Class A†	52,272	2,424,375
Waste Connections, Inc.	20,721	1,780,141

		4,204,516

Patient Monitoring Equipment — 1.8%
Insulet Corp.†	11,940	2,384,657

Real Estate Investment Trusts — 1.6%
QTS Realty Trust, Inc., Class A	35,300	2,207,309

Retail-Apparel/Shoe — 1.6%
Burlington Stores, Inc.†	11,795	2,154,828

Retail-Automobile — 0.6%
Carvana Co.†	10,480	839,553

Retail-Restaurants — 3.9%
Chipotle Mexican Grill, Inc.†	3,360	2,951,928
Domino’s Pizza, Inc.	6,360	2,301,875

		5,253,803

Schools — 1.6%
Bright Horizons Family Solutions, Inc.†	18,301	2,131,151

Semiconductor Equipment — 1.2%
MKS Instruments, Inc.	16,720	1,675,846

Therapeutics — 0.9%
Sarepta Therapeutics, Inc.†	9,730	1,146,972

Tools-Hand Held — 1.1%
MSA Safety, Inc.	13,150	1,479,769

Transport-Truck — 1.2%
Saia, Inc.†	17,360	1,606,147

Veterinary Diagnostics — 1.0%
Elanco Animal Health, Inc.†	57,002	1,408,519

Wireless Equipment — 1.1%
Motorola Solutions, Inc.	10,670	1,534,453

Total Long-Term Investment Securities (cost $98,849,110)		131,833,895

REPURCHASE AGREEMENTS — 2.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 04/30/2020, to be repurchased 05/01/2020 in the amount $3,056,000 collateralized by $2,975,000 of United States Treasury Bills, bearing interest at 2.13% due 05/15/2022 and having an approximate value of $3,119,255 (cost $ 3,056,000)	$3,056,000	3,056,000

TOTAL INVESTMENTS (cost $101,905,110)	100.1%	134,889,895
Liabilities in excess of other assets	(0.1)	(157,128)

NET ASSETS	100.0%	$134,732,767

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$131,833,895	$—	$—	$131,833,895
Repurchase Agreements	—	3,056,000	—	3,056,000

Total Investments at Value	$131,833,895	$3,056,000	$—	$134,889,895

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS—April 30, 2020—(unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of April 30, 2020, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and a Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the SA BlackRock VCP Global Multi Asset, SA Goldman Sachs Global Bond, SA Invesco VCP Equity-Income, SA Putnam International Growth and Income, SA Schroders VCP Global Allocation and SA T. Rowe Price VCP Balanced Portfolios used forward currency contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. In addition, the SA BlackRock VCP Global Multi Asset, SA Goldman Sachs Global Bond, SA PIMCO VCP Tactical Balanced and SA Schroders VCP Global Allocation Portfolios also used forward currency contracts to enhance returns.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Futures: During the period, the SA Federated Corporate Bond and SA Goldman Sachs Global Bond Portfolios used futures contracts to manage duration and yield curve positioning. The SA Goldman Sachs Multi-Asset Insights Portfolio used equity index futures contracts to passively replicate exposure to global developed large cap equities, U.S. small cap equities and emerging market equities. In addition, the SA Goldman Sachs Multi-Asset Insights Portfolio used treasury futures to passively replicate exposure to U.S. Treasury bonds, U.S. investment grade credit and U.S. long duration corporate bonds. The SA JPMorgan MFS Core Bond Portfolio used futures contracts to increase or decrease exposure to bond markets, to manage duration and yield curve positioning, and hedge against changes in interest rates. The SA BlackRock VCP Global Multi Asset, SA JPMorgan Diversified Balanced, SA PIMCO VCP Tactical Balanced, SA Schroders VCP Global Allocation, SA T. Rowe Price Asset Allocation Growth and SA T. Rowe Price VCP Balanced Portfolios used futures contracts to increase or decrease exposure to equity and bond markets and to hedge against changes in interest rates, and prices of bonds. The SA Emerging Markets Equity Index, SA International Index, SA Invesco VCP Equity-Income, SA Large Cap Growth Index, SA Large Cap Index, SA Large Cap Value Index, SA Mid Cap Index, SA Small Cap Index, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios used futures contracts to increase or decrease exposure to equity markets. The SA Legg Mason Tactical Opportunities Portfolio used futures contracts to increase or decrease exposure to equity and bond markets for tactical and risk management purposes. In addition, the SA Schroders VCP Global Allocation Portfolio used futures contracts to manage duration.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Options: During the period, the SA BlackRock VCP Global Multi Asset, SA Invesco VCP Equity-Income, SA PIMCO VCP Tactical Balanced, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios used options contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income. The SA Goldman Sachs Global Bond Portfolio used options contracts to manage exposure to fluctuations in interest rates and to express active views to enhance returns.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked-to-market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments.

Unlike a bilateral swap contract, for centrally cleared swaps, the Funds have no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Funds amortize upfront payments and receipts on swap contracts on a daily basis. Net periodic payments made or received by a Funds are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the SA Goldman Sachs Global Bond and the SA JPMorgan MFS Core Bond Portfolios used credit default swaps to manage credit risk and to express active credit views to enhance return. The SA Goldman Sachs Multi-Asset Insights Portfolio used investment grade credit default swaps to passively replicate credit spread duration exposure to U.S. investment grade credit and U.S. long duration corporate bonds. The SA PIMCO VCP Tactical Balanced Portfolio used credit default swaps as a substitute for physical securities and to enhance returns.

Credit default swaps generally are contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index.

The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period for which a Portfolio is the seller of protection, if any, are disclosed on a schedule at the end of each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Equity Swap Agreements: During the period, the PIMCO VCP Tactical Balanced Portfolio used equity swaps, a type of total return swap, to gain exposure to a security or market index and to enhance total returns.

Equity swaps and total return swaps, a type of equity swap, are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted against each other, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Interest Rate Swap Agreements: During the period, the SA Goldman Sachs Global Bond Portfolio used interest rate swap agreements, to manage exposure to fluctuations in interest rates and/or express inflation views to enhance returns. The SA PIMCO VCP Tactical Balanced Portfolio used interest rate swap agreements to manage exposure to fluctuations in interest rates and to enhance returns.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.

Note 2. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Series Trust, Anchor Series Trust and Seasons Series Trust and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the period ended April 30, 2020, transactions in these securities were as follows:

SA Global Index Allocation 60/40 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2020
SunAmerica Series Trust
SunAmerica Series Trust SA Emerging Market Equity Index Portfolio, Class 1	$—	$—	$1,070,093	$340,141	$107,163	$(23,524)	$(124,378)	$1,155,169
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	—	—	10,974,686	2,063,078	952,495	94,376	319,983	12,499,628
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	5,870,082	1,063,199	845,226	62,546	98,750	6,249,351
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	10,743,638	3,280,621	430,599	(85,924)	(1,528,778)	11,978,958
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	10,182,947	2,309,237	197,743	(23,031)	(862,195)	11,409,215
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	2,052,131	453,695	13,708	(4,428)	(338,999)	2,148,691
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	718,714	255,526	104,213	(44,023)	(101,870)	724,134

	$—	$—	$41,612,291	$9,765,497	$2,651,147	$(24,008)	$(2,537,487)	$46,165,146

†	Includes reinvestments of distributions paid.

SA Global Index Allocation 75/25 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2020
SunAmerica Series Trust
SunAmerica Series Trust SA Emerging Market Equity Index Portfolio, Class 1	$—	$—	$1,629,709	$448,315	$10,623	$(1,411)	$(198,154)	$1,867,836
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	—	—	6,679,359	852,026	715,591	72,842	176,038	7,064,674
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	3,572,221	486,444	558,059	41,238	55,192	3,597,036
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	12,528,472	2,443,639	189,775	(38,798)	(1,948,315)	12,795,223
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	12,246,729	1,623,523	376,339	(60,185)	(1,125,613)	12,308,115
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	2,405,383	370,891	14,663	(4,770)	(409,086)	2,347,755
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	1,511,149	282,244	9,304	(2,090)	(271,037)	1,510,962

	$—	$—	$40,573,022	$6,507,082	$1,874,354	$6,826	$(3,720,975)	$41,491,601

†	Includes reinvestments of distributions paid.

SA Global Index Allocation 90/10 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at April 30, 2020
SunAmerica Series Trust
SunAmerica Series Trust SA Emerging Market Equity Index Portfolio, Class 1	$—	$—	$6,677,106	$1,251,302	$376,403	$(100,543)	$(804,695)	$6,646,767
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	—	—	9,904,782	3,371,998	2,686,887	263,478	113,446	10,966,817
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	5,219,002	1,007,224	1,274,280	99,579	47,234	5,098,759
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	59,017,581	8,266,374	689,637	(138,145)	(9,219,317)	57,236,856
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	52,826,146	6,362,232	4,067,494	(474,220)	(4,936,286)	49,710,378
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	12,136,772	1,881,209	485,553	(221,758)	(1,910,202)	11,400,468
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	7,603,074	1,431,238	632,228	(295,994)	(1,193,716)	6,912,374

	$—	$—	$153,384,463	$23,571,577	$10,212,482	$(867,603)	$(17,903,536)	$147,972,419

†	Includes reinvestment of distributions paid.

SA Index Allocation 60/40 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at April 30, 2020
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	—	$—	$37,455,128	$3,020,738	$2,948,933	$268,017	$1,071,685	$38,866,635
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	20,301,133	1,375,068	2,761,139	205,583	325,631	19,446,276
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	13,248,790	1,507,259	539,081	(78,371)	(1,973,165)	12,165,432
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	59,147,134	7,584,457	1,405,447	50,174	(5,263,018)	60,113,300
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	7,029,271	898,793	71,608	(26,476)	(1,157,030)	6,672,950
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	6,341,994	1,467,934	70,143	(35,826)	(963,966)	6,739,993

	$—	$—	$143,523,450	$15,854,249	$7,796,351	$383,101	$(7,959,863)	$144,004,586

†	Includes reinvestments of distributions paid.

SA Index Allocation 80/20 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2020
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$—	$—	$34,914,657	$3,939,371	$3,259,389	$329,934	$960,296	$36,884,869
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	18,793,276	1,702,028	2,614,217	184,816	309,533	18,375,436
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	38,031,211	4,370,659	586,955	(64,418)	(6,014,937)	35,735,560
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	138,657,062	13,027,906	1,095,396	(447)	(12,711,582)	137,877,543
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	26,262,930	4,253,355	189,472	(40,502)	(4,222,551)	26,063,760
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	11,850,988	2,626,392	50,888	(22,709)	(1,940,647)	12,463,136

	$—	$—	$268,510,124	$29,919,711	$7,796,317	$386,674	$(23,619,888)	$267,400,304

†	Includes reinvestments of distributions paid.

SA Index Allocation 90/10 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2020
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$—	$—	$45,132,190	$11,317,641	$8,570,888	$923,135	$774,507	$49,576,585
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	23,830,000	2,297,661	3,723,851	282,706	369,499	23,056,015
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	127,974,093	16,391,349	1,875,021	(220,980)	(19,459,943)	122,809,498
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	405,222,259	29,174,830	15,873,450	(32,767)	(39,075,008)	379,415,864
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	68,974,781	8,260,932	471,945	(59,022)	(11,351,890)	65,352,856
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	34,589,878	4,865,535	1,729,704	(1,087,100)	(5,420,384)	31,218,225

	$—	$—	$705,723,201	$72,307,948	$32,244,859	$(194,028)	$(74,163,219)	$671,429,043

†	Includes reinvestments of distributions paid.

SA Large Cap Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2020	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at April 30, 2020
American International Group, Inc. — Common Stock	$24,282	$—	$3,813,829	$105,827	$—	$—	$(1,885,383)	$2,034,273

SA Large Cap Value Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2020
American International Group, Inc. - Common Stock	$5,864	$—	$921,014	$40,461	$—	$—	$(444,992)	$516,483

SunAmerica Dynamic Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2020
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$—	$—	$364,297,148	$13,000,000	$12,521,159	$(483,686)	$2,247,511	$366,539,814
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	84,664,199	—	9,400,918	109,878	40,504	75,413,663
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	38,721,104	—	1,611,619	(330,256)	(4,716,236)	32,062,993
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	256,710,361	—	8,380,425	(253,208)	(8,746,674)	239,330,054
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	28,926,877	12,300,000	1,239,817	(602,028)	(1,924,236)	37,460,796
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	215,188,295	4,500,000	7,252,292	(60,237)	(24,290,722)	188,085,044
SA Fixed Income Index Portfolio, Class 1	—	—	176,781,940	—	15,801,832	1,211,665	4,406,085	166,597,858
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	130,829,069	—	11,834,860	547,247	2,706,464	122,247,920
SA Franklin Small Company Value Portfolio, Class 1	—	—	90,979,387	2,600,000	2,950,397	(2,148,238)	(17,180,251)	71,300,501
SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	—	—	69,735,676	5,600,000	2,622,064	(264,112)	(6,397,341)	66,052,159
SA Goldman Sachs Global Bond Portfolio, Class 1	—	—	36,487,230	—	1,289,296	(37,497)	305,984	35,466,421
SA International Index Portfolio, Class 1	—	—	133,993,010	4,000,000	4,834,860	(174,765)	(20,919,506)	112,063,879
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	112,319,754	4,000,000	3,824,417	(1,360,215)	(7,780,417)	103,354,705
SA Janus Focused Growth Portfolio, Class 1	—	—	98,158,918	15,000,000	3,496,087	520,605	(1,223,341)	108,960,095
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	34,154,856	1,100,000	1,128,135	248,946	(4,628,391)	29,747,276
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	396,871,448	28,900,000	13,835,195	40,572	(57,635,212)	354,341,613
SA JPMorgan Global Equities Portfolio, Class 1	—	—	193,182,928	4,000,000	6,173,639	(1,459,695)	(26,132,861)	163,416,733
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	683,242,680	—	62,885,008	414,847	(668,879)	620,103,640
SA JPMorgan Mid-Cap Growth Portfolio, Class 1	—	—	106,583,351	—	3,223,242	327,034	(5,516,197)	98,170,946
SA Large Cap Growth Index Portfolio, Class 1	—	—	162,697,278	5,000,000	5,479,510	675,490	(7,317,982)	155,575,276
SA Large Cap Index Portfolio, Class 1	—	—	1,096,669,068	66,000,000	36,261,458	10,317,867	(101,898,109)	1,034,827,368
SA Large Cap Value Index Portfolio, Class 1	—	—	135,952,681	9,000,000	4,834,861	(50,436)	(18,831,717)	121,235,667
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	258,445,878	32,500,000	9,136,756	(4,184,270)	(31,644,863)	245,979,989
SA MFS Blue Chip Growth Portfolio	—	—	373,861,445	—	12,087,152	2,219,682	(14,298,039)	349,695,936
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	330,368,186	15,000,000	11,281,343	(136,306)	(30,960,530)	302,990,007
SA Mid Cap Index Portfolio, Class 1	—	—	84,639,478	—	2,882,185	(247,158)	(14,758,094)	66,752,041
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	212,301,445	3,600,000	7,252,292	(571,055)	(23,313,887)	184,764,211
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	50,176,349	—	1,772,782	(92,779)	(3,911,782)	44,399,006
SA Small Cap Index Portfolio, Class 1	—	—	83,867,739	—	2,882,185	(331,319)	(15,300,150)	65,354,085
SA Templeton Foreign Value Portfolio, Class 1	—	—	168,167,354	7,500,000	5,640,671	(1,713,527)	(25,840,287)	142,472,869
SA WellsCap Aggressive Growth Portfolio, Class 1	—	—	50,937,361	1,400,000	1,611,620	272,354	(3,177,097)	47,820,998
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	—	—	177,789,553	3,800,000	6,446,482	(107,438)	(24,543,537)	150,492,096
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	628,140,228	—	41,273,389	1,370,049	5,637,846	593,874,734
SA Multi-Managed International Equity Portfolio, Class 1	—	—	185,889,400	4,000,000	6,446,481	(1,062,919)	(26,422,103)	155,957,897
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	218,321,643	7,000,000	7,227,551	(624,394)	(4,567,073)	212,902,625
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	354,975,156	22,100,000	12,291,785	(2,514,980)	(47,504,813)	314,763,578
SA Multi Managed Mid Cap Growth Portfolio, Class 1	—	—	100,557,297	3,500,000	3,223,242	29,049	(7,545,263)	93,317,841
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	132,473,096	1,600,000	4,425,594	(2,497,575)	(21,917,868)	105,232,059
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	86,774,531	—	2,882,185	(940,147)	(16,507,632)	66,444,567
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	323,637,715	16,500,000	10,680,166	(1,301,462)	(11,768,446)	316,387,641
SA Wellington Real Return Portfolio, Class 1	—	—	173,260,032	—	5,801,833	217,425	(800,367)	166,875,257
Anchor Series Trust
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	244,691,849	15,000,000	7,940,412	(2,653,925)	1,207,324	250,304,836
SA Wellington Government and Quality Bond Portfolio, Class 1	—	—	584,569,458	—	46,756,875	1,561,312	16,178,747	555,552,642

	$—	$—	$9,470,992,451	$308,500,000	$430,824,072	$(6,119,605)	$(607,859,438)	$8,734,689,336

†	Includes reinvestments of distributions paid.

SunAmerica Dynamic Strategy Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2020
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$—	$—	$191,046,543	$6,000,000	$5,276,313	$947,441	$(229,336)	$192,488,335
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	81,517,179	10,000,000	2,384,647	(1,858,584)	(15,583,899)	71,690,049
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	36,893,821	—	5,021,992	61,400	3,226	31,936,455
SA Dogs of Wall Street Portfolio, Class 1	—	—	151,319,286	16,000,000	4,341,476	(596,994)	(15,262,233)	147,118,583
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	26,695,406	—	681,328	(130,922)	(3,343,121)	22,540,035
SA Federated Corporate Bond Portfolio, Class 1	—	—	87,231,011	—	2,180,250	(79,763)	(2,964,427)	82,006,571
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	26,448,971	2,300,000	681,329	(148,227)	(4,057,413)	23,862,002
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	73,768,148	4,800,000	2,043,984	(2,056)	(7,792,071)	68,730,037
SA Fixed Income Index Portfolio, Class 1	—	—	72,935,574	—	1,907,718	193,165	2,416,274	73,637,295
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	68,598,859	—	9,839,585	406,757	1,137,819	60,303,850
SA Franklin Small Company Value Portfolio, Class 1	—	—	33,452,559	3,000,000	948,326	(713,246)	(6,004,749)	28,786,238
SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	—	—	49,749,822	1,500,000	1,411,766	(127,174)	(5,034,458)	44,676,424
SA Goldman Sachs Global Bond Portfolio, Class 1	—	—	36,487,021	—	8,817,593	(581,468)	298,520	27,386,480
SA International Index Portfolio, Class 1	—	—	68,728,547	3,000,000	2,043,984	(56,182)	(10,666,399)	58,961,982
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	24,044,179	900,000	656,773	(280,855)	(1,647,689)	22,358,862
SA Janus Focused Growth Portfolio, Class 1	—	—	154,664,667	—	4,087,968	803,717	(6,714,305)	144,666,111
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	14,831,267	1,100,000	408,797	(138,319)	(1,710,232)	13,673,919
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	229,592,265	18,000,000	6,317,327	(79,777)	(32,929,953)	208,265,208
SA JPMorgan Global Equities Portfolio, Class 1	—	—	94,346,650	2,000,000	2,490,825	(509,026)	(12,919,163)	80,427,636
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	256,290,659	—	31,813,279	(6,243)	(610,407)	223,860,730
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	64,703,038	2,000,000	1,703,320	242,029	(2,960,320)	62,281,427
SA Large Cap Growth Index Portfolio, Class 1	—	—	85,059,641	—	2,248,382	298,649	(4,333,047)	78,776,861
SA Large Cap Index Portfolio, Class 1	—	—	503,829,158	40,000,000	13,626,559	3,955,970	(44,244,077)	489,914,492
SA Large Cap Value Index Portfolio, Class 1	—	—	109,505,715	9,000,000	3,065,976	10,687	(14,844,999)	100,605,427
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	189,287,489	24,100,000	5,363,467	(1,953,233)	(24,124,483)	181,946,306
SA MFS Blue Chip Growth, Class 1	—	—	153,754,276	—	4,087,968	(118,991)	(4,736,741)	144,810,576
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	251,079,818	14,000,000	6,813,278	(357,519)	(22,349,353)	235,559,668
SA Mid Cap Index Portfolio, Class 1	—	—	46,393,637	—	1,362,656	(114,215)	(8,106,575)	36,810,191
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	38,042,115	2,300,000	1,021,991	(242,022)	(3,822,113)	35,255,989
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	—	—	252,179,991	16,000,000	6,813,279	419,035	(23,121,213)	238,664,534
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	18,053,638	—	476,930	(20,442)	(1,420,106)	16,136,160
SA Putnam International Growth and Income Portfolio, Class 1	—	—	84,044,500	10,000,000	2,384,649	(496,308)	(14,322,668)	76,840,875
SA Small Cap Index Portfolio, Class 1	—	—	44,654,954	—	1,264,435	(130,699)	(8,178,446)	35,081,374
SA Templeton Foreign Value Portfolio, Class 1	—	—	116,145,261	15,400,000	3,406,639	(1,594,490)	(15,638,753)	110,905,379
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	—	—	72,091,543	2,100,000	2,043,983	(115,780)	(9,725,637)	62,306,143
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	184,631,397	—	16,905,561	(135,143)	1,797,910	169,388,603
SA Multi-Managed International Equity Portfolio, Class 1	—	—	87,801,533	3,500,000	2,452,781	(348,933)	(12,452,163)	76,047,656
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	172,471,669	—	4,477,742	(230,383)	(4,824,374)	162,939,170
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	265,423,112	14,300,000	7,203,053	(2,078,549)	(35,619,381)	234,822,129
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	77,885,222	—	1,907,718	(65,400)	(6,214,028)	69,698,076
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	51,544,732	3,700,000	1,362,657	(665,403)	(8,288,965)	44,927,707
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	105,493,436	2,000,000	2,627,091	(588,810)	(20,258,027)	84,019,508
SA Wellington Real Return Portfolio, Class 1	—	—	61,776,236	—	1,635,187	(1,430)	(200,191)	59,939,428
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	207,119,638	—	25,655,021	444,093	5,324,823	187,233,533

	$—	$—	$5,021,614,183	$227,000,000	$213,265,583	$(6,783,643)	$(406,276,943)	$4,622,288,014

†	Includes reinvestments of distributions paid.

SA VCP Index Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2020
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$—	$—	$61,327,829	$9,088,745	$8,523,440	$774,285	$1,470,164	$64,137,583
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	32,850,689	5,183,551	6,168,543	441,360	433,924	32,740,981
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	34,898,624	7,287,031	2,117,959	(567,230)	(4,898,428)	34,602,038
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	146,750,377	23,517,993	8,892,771	(454,138)	(12,959,526)	147,961,935
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	22,938,567	4,891,979	1,297,115	(455,256)	(3,260,493)	22,817,682
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	13,795,682	4,018,731	774,564	(366,378)	(1,859,879)	14,813,592

	$—	$—	$312,561,768	$53,988,030	$27,774,392	$(627,357)	$(21,074,238)	$317,073,811

†	Includes reinvestments of distributions paid.

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semi-Annual Reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.